UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07704

Schwab Capital Trust

(Exact name of registrant as specified in charter)

211 Main Street, San Francisco, California 94105

(Address of principal executive offices) (Zip code)

Omar Aguilar

Schwab Capital Trust

211 Main Street, San Francisco, California 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 636-7000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2024

Item 1: Report(s) to Shareholders.

Semiannual Report | April 30, 2024
Schwab Equity Index Funds®

Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab U.S. Large-Cap Growth
Index Fund
Schwab U.S. Large-Cap Value
Index Fund
Schwab U.S. Mid-Cap Index Fund
Schwab International Index Fund®

No Action Required – Notice Regarding Shareholder Report Delivery
Beginning on July 24, 2024, fund shareholder reports will be streamlined to highlight key information deemed important for investors to assess and monitor their fund investments. Other information, including financial statements, will not appear in the streamlined shareholder reports but will available online and delivered free of charge upon request.

• If you already receive the full shareholder reports, you will receive the streamlined shareholder reports in the same way that you currently receive the full shareholder reports (either in paper or electronically).

• If you currently receive a notification when a shareholder report is available on a fund’s website, beginning July 24, 2024, you will begin to receive the streamlined shareholder report (in paper).

Eight cost-efficient ways to tap into the power of the stock market for long-term growth potential.
In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc., dba Schwab Asset Management®
Distributor: Charles Schwab & Co., Inc. (Schwab)
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc. (MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Schwab. The Industry classifications used in the Portfolio Holdings are sub-categories of Sector classifications.

Schwab Equity Index Funds | Semiannual Report

Schwab Equity Index Funds
Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.

Total Return for the 6 Months Ended April 30, 2024
Schwab S&P 500 Index Fund (Ticker Symbol: SWPPX)	20.94%
S&P 500® Index	20.98%
Fund Category: Morningstar Large Blend[1]	19.86%
Performance Details	pages 5-6

Schwab 1000 Index Fund (Ticker Symbol: SNXFX)	21.39%
Russell 1000® Index[2]	21.17%
Schwab 1000 Index®	21.38%
Fund Category: Morningstar Large Blend[1]	19.86%
Performance Details	pages 7-8

Schwab Small-Cap Index Fund (Ticker Symbol: SWSSX)	19.68%
S&P 500® Index[3]	20.98%
Russell 2000® Index	19.66%
Fund Category: Morningstar Small Blend[1]	18.81%
Performance Details	pages 9-10

Schwab Total Stock Market Index Fund (Ticker Symbol: SWTSX)	21.23%
Dow Jones U.S. Total Stock Market IndexSM	21.22%
Fund Category: Morningstar Large Blend[1]	19.86%
Performance Details	pages 11-12
Total Return for the 6 Months Ended April 30, 2024

Schwab U.S. Large-Cap Growth Index Fund (Ticker Symbol: SWLGX)	23.58%
S&P 500® Index[3]	20.98%
Russell 1000® Growth Index	23.56%
Fund Category: Morningstar Large Growth[1]	24.13%
Performance Details	pages 13-14

Schwab U.S. Large-Cap Value Index Fund (Ticker Symbol: SWLVX)	18.40%
S&P 500® Index[3]	20.98%
Russell 1000® Value Index	18.42%
Fund Category: Morningstar Large Value[1]	17.99%
Performance Details	pages 15-16

Schwab U.S. Mid-Cap Index Fund (Ticker Symbol: SWMCX)	21.98%
S&P 500® Index[3]	20.98%
Russell Midcap® Index	22.00%
Fund Category: Morningstar Mid-Cap Blend[1]	20.84%
Performance Details	pages 17-18

Schwab International Index Fund[4] (Ticker Symbol: SWISX)	17.14%
MSCI EAFE® Index (Net)[5]	18.63%
Fund Category: Morningstar Foreign Large Blend[1]	16.61%
Performance Details	pages 19-20

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
1
Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds and ETFs within the category as of the report date.
2
In anticipation of new regulatory requirements, the fund’s regulatory index has changed to the Russell 1000® Index. The Russell 1000® Index provides a broad measure of market performance. The fund generally invests in securities that are included in the second index listed. The fund does not seek to track the regulatory index.
3
In anticipation of new regulatory requirements, the fund’s regulatory index has changed to the S&P 500® Index. The S&P 500® Index provides a broad measure of market performance. The fund generally invests in securities that are included in the second index listed. The fund does not seek to track the regulatory index.
4
The fund’s performance relative to the index may be affected by fair-value pricing and timing differences in foreign exchange calculations. See financial note 2 for more information.
5
The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.
Schwab Equity Index Funds | Semiannual Report

Schwab Equity Index Funds
Fund Management

Christopher Bliss, CFA, Managing Director and Head of Passive Equity Strategies for Schwab Asset
Management, is responsible for overseeing the investment process and portfolio management of investment strategies for passive equity Schwab Funds and Schwab ETFs, and Schwab Personalized Indexing™ separately managed accounts. Before joining Schwab in 2016, Mr. Bliss spent 12 years at BlackRock (formerly Barclays
Global Investors) managing and leading institutional index teams, most recently as a managing director and the head of the Americas institutional index team. In this role, Mr. Bliss was responsible for overseeing a team of portfolio managers managing domestic, developed international and emerging markets index strategies.
Prior to BlackRock, he worked as an equity analyst and portfolio manager for Harris Bretall and before that, as a research analyst for JP Morgan.

Jeremy Brown, CFA, Senior Portfolio Manager for Schwab Asset Management, is responsible for the day-to-day co-management of the funds, except for the Schwab International Index Fund. Prior to joining
Schwab in 2017, Mr. Brown spent six years with ALPS Advisors, Inc. in Denver, most recently as a senior analyst on the ETF portfolio management and research team where he performed portfolio management, trading, and analytics/research functions for ALPS ETFs and passive funds. Additionally, Mr. Brown led a number of investment research, commentary, industry trend analysis, and sales and marketing support initiatives.

Joselle Duncan, CFA, Portfolio Manager for Schwab Asset Management, is responsible for the day-to-day co-management of the Schwab International Index Fund. Prior to joining Schwab in 2022, Ms. Duncan worked at BlackRock, Inc. for over 20 years as a vice president and portfolio manager focused on international ETFs.
Before that, she held several positions at BlackRock (formerly Barclays Global Investors) including portfolio manager for institutional and mutual funds, securities lending trader, and securities lending product specialist.

Jiwei Gu, CFA, Portfolio Manager for Schwab Asset Management, is responsible for the day-to-day co-management of the Schwab International Index Fund. Ms. Gu joined the portfolio management team as an associate portfolio manager in 2018. Prior to joining Schwab, she spent four years at CoBank, most recently as an enterprise risk analyst performing bank-level loan portfolio credit risk analysis, data analytics, and risk management methodology research. Before that, Ms. Gu worked in commercial credit underwriting and capital markets supporting lending activities.

Ferian Juwono, CFA, Senior Portfolio Manager for Schwab Asset Management, is responsible for the oversight and day-to-day co-management of the funds, except for the Schwab International Index Fund. Prior to joining Schwab in 2010, Mr. Juwono worked at BlackRock (formerly Barclays Global Investors) where he spent more than three years as a portfolio manager, managing equity index funds for institutional clients, and two years as a senior business analyst. Prior to that, Mr. Juwono worked for more than four years as a senior financial analyst with Union Bank of California.

David Rios, Portfolio Manager for Schwab Asset Management, is responsible for the day-to-day co-management of the Schwab International Index Fund. Prior to this role, Mr. Rios was an associate portfolio manager on the equity index strategies team for four years. His first role with Schwab Asset Management was as a trade operations specialist. Prior to joining Schwab in 2008, Mr. Rios was a senior fund accountant at
Investors Bank & Trust (subsequently acquired by State Street Corporation).

Schwab Equity Index Funds | Semiannual Report

Schwab Equity Index Funds

Fund Management (continued)

Agnes Zau, CFA, Portfolio Manager for Schwab Asset Management, is responsible for the day-to-day co-management of the funds, except for the Schwab International Index Fund. Prior to joining Schwab in
2018, Ms. Zau was at BlackRock for three years, most recently as a multi-asset portfolio investment consultant where she advised institutional clients on asset allocation and strategy, constructed risk decomposition and portfolio optimization, and conducted scenario analyses for the core multi-asset target risk strategies. She spent the preceding three years as a derivatives specialist at Mellon Capital.

Schwab Equity Index Funds | Semiannual Report

Schwab S&P 500 Index Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.
Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab S&P 500 Index Fund (5/19/97)	20.94%	22.62%	13.16%	12.35%
S&P 500® Index	20.98%	22.66%	13.19%	12.41%
Fund Category: Morningstar Large Blend [2]	19.86%	20.31%	11.78%	10.96%
Fund Expense Ratio[3]: 0.02%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Index ownership – “Standard & Poor’s®,” “S&P®,” and “S&P 500®” are registered trademarks of Standard & Poor’s Financial Services LLC (S&P), and “Dow Jones®” is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones) and have been licensed for use by S&P Dow Jones Indices LLC and its affiliates and sublicensed for certain purposes by Charles Schwab Investment Management, Inc. The “S&P 500® Index” is a product of S&P Dow Jones Indices LLC or its affiliates, and has been licensed for use by Charles Schwab Investment Management, Inc. The Schwab S&P 500 Index Fund is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, or their respective affiliates, and neither S&P Dow Jones Indices LLC, Dow Jones, S&P, nor their respective affiliates make any representation regarding the advisability of investing in the fund.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds and ETFs within the category as of the report date.
3
As stated in the prospectus.

Schwab Equity Index Funds | Semiannual Report

Schwab S&P 500 Index Fund
Performance and Fund Facts as of April 30, 2024

Statistics1
Number of Holdings	501
Weighted Average Market Cap (millions)	$780,890
Price/Earnings Ratio (P/E)	25.1
Price/Book Ratio (P/B)	4.2
Portfolio Turnover Rate	1% [2]
Sector Weightings % of Investments3

Top Equity Holdings % of Net Assets4

Portfolio holdings may have changed since the report date.
Source of Sector Classification: S&P and MSCI.
1
Excludes derivatives.
2
Not annualized.
3
The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
4
This list is not a recommendation of any security by the investment adviser.
Schwab Equity Index Funds | Semiannual Report

Schwab 1000 Index Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.
Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab 1000 Index Fund (4/2/91)	21.39%	22.98%	12.69%	11.94%
Russell 1000® Index [2]	21.17%	22.82%	12.87%	12.14%
Schwab 1000 Index®	21.38%	23.00%	12.73%	12.05%
Fund Category: Morningstar Large Blend [3]	19.86%	20.31%	11.78%	10.96%
Fund Expense Ratio[4]: 0.05%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
In anticipation of new regulatory requirements, the fund’s regulatory index has changed from the Schwab 1000 Index® to the Russell 1000® Index. The Russell 1000® Index provides a broad measure of market performance. The fund generally invests in securities that are included in the Schwab 1000 Index®. The fund does not seek to track the regulatory index.
3
Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds and ETFs within the category as of the report date.
4
As stated in the prospectus.

Schwab Equity Index Funds | Semiannual Report

Schwab 1000 Index Fund
Performance and Fund Facts as of April 30, 2024

Statistics1
Number of Holdings	994 [2]
Weighted Average Market Cap (millions)	$711,678
Price/Earnings Ratio (P/E)	24.6
Price/Book Ratio (P/B)	4.1
Portfolio Turnover Rate	1% [3,4]
Sector Weightings % of Investments5

Top Equity Holdings % of Net Assets7

Portfolio holdings may have changed since the report date.
Source of Sector Classification: S&P and MSCI.
1
Excludes derivatives.
2
As a result of the Schwab 1000 Index®’s once per year reconstitution and the effects of certain corporate actions, the fund may hold more or less than 1,000 securities.
3
Not annualized.
4
Portfolio turnover rate excludes in-kind transactions.
5
The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
6
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.
7
This list is not a recommendation of any security by the investment adviser.
Schwab Equity Index Funds | Semiannual Report

Schwab Small-Cap Index Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.
Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Small-Cap Index Fund (5/19/97)	19.68%	13.38%	5.90%	7.28%
S&P 500® Index [2]	20.98%	22.66%	13.19%	12.41%
Russell 2000® Index	19.66%	13.32%	5.83%	7.22%
Fund Category: Morningstar Small Blend [3]	18.81%	13.98%	7.17%	7.28%
Fund Expense Ratio[4]: 0.04%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Index ownership – “Russell 2000®” is a registered mark of the Frank Russell Company (Russell) and has been licensed for use by the Schwab Small-Cap Index Fund. The Schwab Small-Cap Index Fund is not sponsored, endorsed, sold or promoted by Russell and Russell makes no representation regarding the advisability of investing in the fund.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
In anticipation of new regulatory requirements, the fund’s regulatory index has changed from the Russell 2000® Index to the S&P 500® Index. The S&P 500® Index provides a broad measure of market performance. The fund generally invests in securities that are included in the Russell 2000® Index. The fund does not seek to track the regulatory index.
3
Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds and ETFs within the category as of the report date.
4
As stated in the prospectus.

Schwab Equity Index Funds | Semiannual Report

Schwab Small-Cap Index Fund
Performance and Fund Facts as of April 30, 2024

Statistics1
Number of Holdings	1,943
Weighted Average Market Cap (millions)	$4,245
Price/Earnings Ratio (P/E)	15.5
Price/Book Ratio (P/B)	1.9
Portfolio Turnover Rate	5% [2,3]
Sector Weightings % of Investments4

Top Equity Holdings % of Net Assets6

Portfolio holdings may have changed since the report date.
Source of Sector Classification: S&P and MSCI.
Small-company stocks are subject to greater volatility than many other asset classes.
1
Excludes derivatives.
2
Not annualized.
3
Portfolio turnover rate excludes in-kind transactions.
4
The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
5
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.
6
This list is not a recommendation of any security by the investment adviser.
Schwab Equity Index Funds | Semiannual Report

Schwab Total Stock Market Index Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.
Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Total Stock Market Index Fund (6/1/99)	21.23%	22.42%	12.30%	11.70%
Dow Jones U.S. Total Stock Market IndexSM	21.22%	22.42%	12.32%	11.73%
Fund Category: Morningstar Large Blend [2]	19.86%	20.31%	11.78%	10.96%
Fund Expense Ratio[3]: 0.03%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Index ownership – “Standard & Poor’s®” and “S&P®” are registered trademarks of Standard & Poor’s Financial Services LLC (S&P), and “Dow Jones®” is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones) and have been licensed for use by S&P Dow Jones Indices LLC and its affiliates and sublicensed for certain purposes by Charles Schwab Investment Management, Inc. The “Dow Jones U.S. Total Stock Market IndexSM” is a product of S&P Dow Jones Indices LLC or its affiliates, and has been licensed for use by Charles Schwab Investment Management, Inc. The Schwab Total Stock Market Index Fund is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, or their respective affiliates, and neither S&P Dow Jones Indices LLC, Dow Jones, S&P, nor their respective affiliates make any representation regarding the advisability of investing in the fund.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds and ETFs within the category as of the report date.
3
As stated in the prospectus.

Schwab Equity Index Funds | Semiannual Report

Schwab Total Stock Market Index Fund
Performance and Fund Facts as of April 30, 2024

Statistics1
Number of Holdings	3,354
Weighted Average Market Cap (millions)	$678,994
Price/Earnings Ratio (P/E)	24.1
Price/Book Ratio (P/B)	3.8
Portfolio Turnover Rate	0% [2,3]
Sector Weightings % of Investments4

Top Equity Holdings % of Net Assets6

Portfolio holdings may have changed since the report date.
Source of Sector Classification: S&P and MSCI.
1
Excludes derivatives.
2
Less than 0.5%.
3
Not annualized.
4
The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
5
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.
6
This list is not a recommendation of any security by the investment adviser.
Schwab Equity Index Funds | Semiannual Report

Schwab U.S. Large-Cap Growth Index Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.
Average Annual Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception
Fund: Schwab U.S. Large-Cap Growth Index Fund (12/20/17)	23.58%	31.78%	16.42%	15.77%
S&P 500® Index [2]	20.98%	22.66%	13.19%	12.33%
Russell 1000® Growth Index	23.56%	31.80%	16.46%	15.81%
Fund Category: Morningstar Large Growth [3]	24.13%	29.19%	12.82%	N/A
Fund Expense Ratio[4]: 0.035%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Index ownership – The Russell 1000® Growth Index is a registered mark of the Frank Russell Company (Russell) and has been licensed for use by the Schwab U.S. Large-Cap Growth Index Fund. The Schwab U.S. Large-Cap Growth Index Fund is not sponsored, endorsed, sold or promoted by Russell and Russell makes no representation regarding the advisability of investing in the fund.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
In anticipation of new regulatory requirements, the fund’s regulatory index has changed from the Russell 1000® Growth Index to the S&P 500® Index. The S&P 500® Index provides a broad measure of market performance. The fund generally invests in securities that are included in the Russell 1000® Growth Index. The fund does not seek to track the regulatory index.
3
Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds and ETFs within the category as of the report date.
4
As stated in the prospectus.

Schwab Equity Index Funds | Semiannual Report

Schwab U.S. Large-Cap Growth Index Fund
Performance and Fund Facts as of April 30, 2024

Statistics1
Number of Holdings	439
Weighted Average Market Cap (millions)	$1,183,307
Price/Earnings Ratio (P/E)	32.8
Price/Book Ratio (P/B)	10.9
Portfolio Turnover Rate	2% [2]
Sector Weightings % of Investments3

Top Equity Holdings % of Net Assets5

Portfolio holdings may have changed since the report date.
Source of Sector Classification: S&P and MSCI.
1
Excludes derivatives.
2
Not annualized.
3
The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
4
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.
5
This list is not a recommendation of any security by the investment adviser.
Schwab Equity Index Funds | Semiannual Report

Schwab U.S. Large-Cap Value Index Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.
Average Annual Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception
Fund: Schwab U.S. Large-Cap Value Index Fund (12/20/17)	18.40%	13.38%	8.53%	7.71%
S&P 500® Index [2]	20.98%	22.66%	13.19%	12.33%
Russell 1000® Value Index	18.42%	13.42%	8.60%	7.78%
Fund Category: Morningstar Large Value [3]	17.99%	14.37%	9.20%	N/A
Fund Expense Ratio[4]: 0.035%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Index ownership – The Russell 1000® Value Index is a registered mark of the Frank Russell Company (Russell) and has been licensed for use by the Schwab U.S. Large-Cap Value Index Fund. The Schwab U.S. Large-Cap Value Index Fund is not sponsored, endorsed, sold or promoted by Russell and Russell makes no representation regarding the advisability of investing in the fund.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
In anticipation of new regulatory requirements, the fund’s regulatory index has changed from the Russell 1000® Value Index to the S&P 500® Index. The S&P 500® Index provides a broad measure of market performance. The fund generally invests in securities that are included in the Russell 1000® Value Index. The fund does not seek to track the regulatory index.
3
Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds and ETFs within the category as of the report date.
4
As stated in the prospectus.

Schwab Equity Index Funds | Semiannual Report

Schwab U.S. Large-Cap Value Index Fund
Performance and Fund Facts as of April 30, 2024

Statistics1
Number of Holdings	836
Weighted Average Market Cap (millions)	$152,173
Price/Earnings Ratio (P/E)	18.7
Price/Book Ratio (P/B)	2.3
Portfolio Turnover Rate	8% [2]
Sector Weightings % of Investments3

Top Equity Holdings % of Net Assets5

Portfolio holdings may have changed since the report date.
Source of Sector Classification: S&P and MSCI.
1
Excludes derivatives.
2
Not annualized.
3
The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
4
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.
5
This list is not a recommendation of any security by the investment adviser.
Schwab Equity Index Funds | Semiannual Report

Schwab U.S. Mid-Cap Index Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.
Average Annual Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception
Fund: Schwab U.S. Mid-Cap Index Fund (12/20/17)	21.98%	16.32%	9.02%	8.69%
S&P 500® Index [2]	20.98%	22.66%	13.19%	12.33%
Russell Midcap® Index	22.00%	16.35%	9.06%	8.73%
Fund Category: Morningstar Mid-Cap Blend [3]	20.84%	16.38%	8.79%	N/A
Fund Expense Ratio[4]: 0.04%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Index ownership – The Russell Midcap® Index is a registered mark of the Frank Russell Company (Russell) and has been licensed for use by the Schwab U.S. Mid-Cap Index Fund. The Schwab U.S. Mid-Cap Index Fund is not sponsored, endorsed, sold or promoted by Russell and Russell makes no representation regarding the advisability of investing in the fund.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
In anticipation of new regulatory requirements, the fund’s regulatory index has changed from the Russell Midcap® Index to the S&P 500® Index. The S&P 500® Index provides a broad measure of market performance. The fund generally invests in securities that are included in the Russell Midcap® Index. The fund does not seek to track the regulatory index.
3
Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds and ETFs within the category as of the report date.
4
As stated in the prospectus.

Schwab Equity Index Funds | Semiannual Report

Schwab U.S. Mid-Cap Index Fund
Performance and Fund Facts as of April 30, 2024

Statistics1
Number of Holdings	798
Weighted Average Market Cap (millions)	$26,609
Price/Earnings Ratio (P/E)	20.3
Price/Book Ratio (P/B)	2.8
Portfolio Turnover Rate	3% [2]
Sector Weightings % of Investments3

Top Equity Holdings % of Net Assets5

Portfolio holdings may have changed since the report date.
Source of Sector Classification: S&P and MSCI.
1
Excludes derivatives.
2
Not annualized.
3
The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
4
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.
5
This list is not a recommendation of any security by the investment adviser.
Schwab Equity Index Funds | Semiannual Report

Schwab International Index Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.
Average Annual Total Returns1,2
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab International Index Fund (5/19/97)	17.14%	8.37%	6.05%	4.32%
MSCI EAFE® Index (Net) [3]	18.63%	9.28%	6.18%	4.38%
Fund Category: Morningstar Foreign Large Blend [4]	16.61%	8.18%	5.40%	4.18%
Fund Expense Ratio[5]: 0.06%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Index ownership – “MSCI EAFE®” is a registered mark of MSCI and has been licensed for use by the Schwab International Index Fund. The Schwab International Index Fund is not sponsored, endorsed, sold or promoted by MSCI and MSCI bears no liability with respect to the fund. The Statement of Additional Information contains a more detailed description of the limited relationship MSCI has with the fund.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
The fund’s performance relative to the index may be affected by fair-value pricing and timing differences in foreign exchange calculations. See financial note 2 for more information.
3
The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.
4
Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds and ETFs within the category as of the report date.
5
As stated in the prospectus.

Schwab Equity Index Funds | Semiannual Report

Schwab International Index Fund
Performance and Fund Facts as of April 30, 2024

Statistics1
Number of Holdings	768
Weighted Average Market Cap (millions)	$98,696
Price/Earnings Ratio (P/E)	15.4
Price/Book Ratio (P/B)	1.9
Portfolio Turnover Rate	5% [2]
Sector Weightings % of Investments1

Top Equity Holdings % of Net Assets4

Top Country Weightings % of Investments5

Portfolio holdings may have changed since the report date.
Source of Sector Classification: S&P and MSCI.
International investments are subject to additional risks such as currency fluctuation, geopolitical risk and the potential for illiquid markets.
1
Excludes derivatives.
2
Not annualized.
3
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.
4
This list is not a recommendation of any security by the investment adviser.
5
The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
Schwab Equity Index Funds | Semiannual Report

Schwab Equity Index Funds
Fund Expenses (Unaudited)
Examples for a $1,000 Investment

As a fund shareholder, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning November 1, 2023 and held through April 30, 2024.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	EXPENSE RATIO (ANNUALIZED) [1]	BEGINNING ACCOUNT VALUE AT 11/1/23	ENDING ACCOUNT VALUE (NET OF EXPENSES) AT 4/30/24	EXPENSES PAID DURING PERIOD 11/1/23-4/30/24 [2]
Schwab S&P 500 Index Fund
Actual Return	0.02%	$1,000.00	$1,209.40	$0.11
Hypothetical 5% Return	0.02%	$1,000.00	$1,024.76	$0.10
Schwab 1000 Index Fund
Actual Return	0.05%	$1,000.00	$1,213.90	$0.28
Hypothetical 5% Return	0.05%	$1,000.00	$1,024.61	$0.25
Schwab Small-Cap Index Fund
Actual Return	0.04%	$1,000.00	$1,196.80	$0.22
Hypothetical 5% Return	0.04%	$1,000.00	$1,024.66	$0.20
Schwab Total Stock Market Index Fund
Actual Return	0.03%	$1,000.00	$1,212.30	$0.17
Hypothetical 5% Return	0.03%	$1,000.00	$1,024.71	$0.15
Schwab U.S. Large-Cap Growth Index Fund
Actual Return	0.035%	$1,000.00	$1,235.80	$0.19
Hypothetical 5% Return	0.035%	$1,000.00	$1,024.69	$0.18
Schwab U.S. Large-Cap Value Index Fund
Actual Return	0.035%	$1,000.00	$1,184.00	$0.19
Hypothetical 5% Return	0.035%	$1,000.00	$1,024.69	$0.18
Schwab U.S. Mid-Cap Index Fund
Actual Return	0.04%	$1,000.00	$1,219.80	$0.22
Hypothetical 5% Return	0.04%	$1,000.00	$1,024.66	$0.20
Schwab International Index Fund
Actual Return	0.06%	$1,000.00	$1,171.40	$0.32
Hypothetical 5% Return	0.06%	$1,000.00	$1,024.57	$0.30

[1]	Based on the most recent six-month expense ratio.
[2]
Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 182 days in the period, and divided by 366 days in the fiscal year.

Schwab Equity Index Funds | Semiannual Report

Schwab S&P 500 Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	11/1/23– 4/30/24*	11/1/22– 10/31/23	11/1/21– 10/31/22	11/1/20– 10/31/21	11/1/19– 10/31/20	11/1/18– 10/31/19
Per-Share Data
Net asset value at beginning of period	$65.03	$60.02	$71.21	$50.75	$47.17	$42.41
Income (loss) from investment operations:
Net investment income (loss)[1]	0.57	1.05	0.97	0.90	1.02	0.92
Net realized and unrealized gains (losses)	12.95	4.94	(11.23)	20.60	3.52	4.86
Total from investment operations	13.52	5.99	(10.26)	21.50	4.54	5.78
Less distributions:
Distributions from net investment income	(1.05)	(0.98)	(0.86)	(1.04)	(0.87)	(0.84)
Distributions from net realized gains	—	—	(0.07)	—	(0.09)	(0.18)
Total distributions	(1.05)	(0.98)	(0.93)	(1.04)	(0.96)	(1.02)
Net asset value at end of period	$77.50	$65.03	$60.02	$71.21	$50.75	$47.17
Total return	20.94%[2]	10.11%	(14.63%)	42.89%	9.69%	14.30%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.02%[3]	0.02%[4]	0.02%[4]	0.02%	0.02%	0.02%[5]
Net investment income (loss)	1.53%[3]	1.63%	1.49%	1.42%	2.11%	2.11%
Portfolio turnover rate	1%[2]	2%[6]	2%	3%	4%	3%
Net assets, end of period (x 1,000,000)	$88,328	$70,062	$61,068	$67,401	$44,184	$40,232

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Not annualized.
[3]	Annualized.
[4]	Ratio includes less than 0.005% of non-routine proxy expenses.
[5]	Effective December 20, 2018, the annual operating expense ratio was reduced to 0.02%. The ratio presented for period ended October 31, 2019, is a blended ratio.
[6]	Portfolio turnover rate excludes in-kind transactions.
See financial notes
Schwab Equity Index Funds | Semiannual Report

Schwab S&P 500 Index Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.6% OF NET ASSETS

Automobiles & Components 1.5%
Aptiv PLC *	578,442	41,069,382
BorgWarner, Inc.	481,064	15,764,467
Ford Motor Co.	8,128,638	98,762,952
General Motors Co.	2,404,579	107,075,903
Tesla, Inc. *	5,770,902	1,057,690,918
		1,320,363,622

Banks 3.4%
Bank of America Corp.	14,339,837	530,717,367
Citigroup, Inc.	3,963,741	243,096,236
Citizens Financial Group, Inc.	967,933	33,016,195
Comerica, Inc.	276,713	13,882,691
Fifth Third Bancorp	1,412,806	51,510,907
Huntington Bancshares, Inc.	3,021,803	40,703,686
JPMorgan Chase & Co.	6,021,337	1,154,531,156
KeyCorp	1,941,076	28,126,191
M&T Bank Corp.	346,304	50,002,836
PNC Financial Services Group, Inc.	828,449	126,968,094
Regions Financial Corp.	1,929,393	37,179,403
Truist Financial Corp.	2,774,705	104,190,173
U.S. Bancorp	3,247,050	131,927,641
Wells Fargo & Co.	7,495,644	444,641,602
		2,990,494,178

Capital Goods 5.9%
3M Co.	1,151,878	111,167,746
A O Smith Corp.	256,802	21,273,478
Allegion PLC	181,269	22,035,060
AMETEK, Inc.	480,170	83,866,492
Axon Enterprise, Inc. *	146,955	46,093,905
Boeing Co. *	1,194,736	200,524,490
Builders FirstSource, Inc. *	257,621	47,098,271
Carrier Global Corp.	1,742,831	107,166,678
Caterpillar, Inc.	1,060,313	354,748,920
Cummins, Inc.	283,609	80,116,706
Deere & Co.	542,348	212,280,431
Dover Corp.	292,103	52,374,068
Eaton Corp. PLC	831,654	264,682,202
Emerson Electric Co.	1,192,318	128,508,034
Fastenal Co.	1,192,234	81,000,378
Fortive Corp.	729,859	54,936,487
GE Vernova, Inc. *	566,248	87,037,980
Generac Holdings, Inc. *	126,707	17,227,084
General Dynamics Corp.	472,412	135,624,761
General Electric Co.	2,266,761	366,807,265
Honeywell International, Inc.	1,373,076	264,632,937
Howmet Aerospace, Inc.	818,026	54,603,236
Hubbell, Inc., Class B	112,176	41,563,452
Huntington Ingalls Industries, Inc.	83,068	23,004,021
IDEX Corp.	157,576	34,739,205
Illinois Tool Works, Inc.	566,945	138,396,944
Ingersoll Rand, Inc.	844,266	78,786,903
SECURITY	NUMBER OF SHARES	VALUE ($)
Johnson Controls International PLC	1,416,180	92,150,833
L3Harris Technologies, Inc.	395,083	84,567,516
Lockheed Martin Corp.	447,965	208,272,367
Masco Corp.	455,532	31,181,165
Nordson Corp.	113,801	29,382,280
Northrop Grumman Corp.	293,751	142,478,048
Otis Worldwide Corp.	843,960	76,969,152
PACCAR, Inc.	1,091,144	115,781,290
Parker-Hannifin Corp.	267,709	145,877,311
Pentair PLC	345,726	27,343,469
Quanta Services, Inc.	303,284	78,417,111
Rockwell Automation, Inc.	238,525	64,630,734
RTX Corp.	2,763,490	280,549,505
Snap-on, Inc.	109,117	29,238,991
Stanley Black & Decker, Inc.	316,962	28,970,327
Textron, Inc.	408,293	34,537,505
Trane Technologies PLC	474,170	150,473,108
TransDigm Group, Inc.	115,689	144,383,343
United Rentals, Inc.	140,004	93,521,272
Westinghouse Air Brake Technologies Corp.	373,009	60,084,290
WW Grainger, Inc.	92,121	84,875,683
Xylem, Inc.	503,334	65,785,754
		5,179,768,188

Commercial & Professional Services 1.3%
Automatic Data Processing, Inc.	855,631	206,968,582
Broadridge Financial Solutions, Inc.	244,624	47,312,728
Cintas Corp.	179,605	118,241,156
Copart, Inc. *	1,817,593	98,713,476
Dayforce, Inc. *	321,655	19,739,967
Equifax, Inc.	256,702	56,523,213
Jacobs Solutions, Inc.	260,773	37,428,749
Leidos Holdings, Inc.	284,672	39,916,708
Paychex, Inc.	666,722	79,213,241
Paycom Software, Inc.	99,546	18,712,657
Republic Services, Inc., Class A	424,990	81,470,583
Robert Half, Inc.	213,943	14,792,019
Rollins, Inc.	580,133	25,850,726
Veralto Corp.	458,548	42,956,777
Verisk Analytics, Inc., Class A	302,426	65,916,771
Waste Management, Inc.	764,396	159,009,656
		1,112,767,009

Consumer Discretionary Distribution & Retail 5.9%
Amazon.com, Inc. *	19,038,484	3,331,734,700
AutoZone, Inc. *	35,984	106,383,098
Bath & Body Works, Inc.	473,761	21,518,225
Best Buy Co., Inc.	396,384	29,189,718
CarMax, Inc. *	326,342	22,181,466
eBay, Inc.	1,084,249	55,882,193
Etsy, Inc. *	252,141	17,314,522
Genuine Parts Co.	291,574	45,838,348
Home Depot, Inc.	2,072,913	692,808,983
LKQ Corp.	560,605	24,178,894
Lowe's Cos., Inc.	1,197,834	273,094,174
See financial notes

Schwab Equity Index Funds | Semiannual Report

Schwab S&P 500 Index Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
O'Reilly Automotive, Inc. *	122,828	124,456,699
Pool Corp.	80,766	29,280,098
Ross Stores, Inc.	700,124	90,701,064
TJX Cos., Inc.	2,373,698	223,341,245
Tractor Supply Co.	224,703	61,361,895
Ulta Beauty, Inc. *	100,797	40,806,657
		5,190,071,979

Consumer Durables & Apparel 0.8%
Deckers Outdoor Corp. *	53,661	43,919,919
DR Horton, Inc.	622,557	88,708,147
Garmin Ltd.	319,719	46,189,804
Hasbro, Inc.	272,899	16,728,709
Lennar Corp., Class A	515,105	78,100,220
Lululemon Athletica, Inc. *	239,684	86,430,050
Mohawk Industries, Inc. *	109,536	12,631,691
NIKE, Inc., Class B	2,535,213	233,898,751
NVR, Inc. *	6,661	49,550,180
PulteGroup, Inc.	442,087	49,257,334
Ralph Lauren Corp., Class A	81,347	13,311,623
Tapestry, Inc.	477,939	19,079,325
		737,805,753

Consumer Services 2.1%
Airbnb, Inc., Class A *	907,236	143,860,413
Booking Holdings, Inc.	72,668	250,852,116
Caesars Entertainment, Inc. *	449,445	16,099,120
Carnival Corp. *	2,109,802	31,267,266
Chipotle Mexican Grill, Inc., Class A *	57,060	180,286,776
Darden Restaurants, Inc.	248,070	38,056,419
Domino's Pizza, Inc.	72,354	38,294,802
Expedia Group, Inc. *	272,055	36,626,765
Hilton Worldwide Holdings, Inc.	525,615	103,693,327
Las Vegas Sands Corp.	770,909	34,197,523
Marriott International, Inc., Class A	513,418	121,233,392
McDonald's Corp.	1,510,729	412,489,446
MGM Resorts International *	565,600	22,307,264
Norwegian Cruise Line Holdings Ltd. *	890,311	16,844,684
Royal Caribbean Cruises Ltd. *	492,469	68,763,446
Starbucks Corp.	2,358,382	208,693,223
Wynn Resorts Ltd.	199,405	18,275,468
Yum! Brands, Inc.	585,112	82,647,070
		1,824,488,520

Consumer Staples Distribution & Retail 1.9%
Costco Wholesale Corp.	924,188	668,095,505
Dollar General Corp.	456,691	63,566,820
Dollar Tree, Inc. *	431,920	51,074,540
Kroger Co.	1,375,020	76,148,608
Sysco Corp.	1,038,788	77,202,724
Target Corp.	960,424	154,609,055
Walgreens Boots Alliance, Inc.	1,480,246	26,244,762
Walmart, Inc.	8,915,660	529,144,421
		1,646,086,435

Energy 4.1%
APA Corp.	758,909	23,860,099
Baker Hughes Co., Class A	2,083,951	67,978,482
Chevron Corp.	3,612,480	582,584,650
ConocoPhillips	2,453,729	308,237,437
Coterra Energy, Inc.	1,571,161	42,986,965
Devon Energy Corp.	1,336,908	68,422,951
Diamondback Energy, Inc.	372,001	74,820,561
SECURITY	NUMBER OF SHARES	VALUE ($)
EOG Resources, Inc.	1,214,574	160,481,663
EQT Corp.	856,487	34,336,564
Exxon Mobil Corp.	8,270,724	978,178,528
Halliburton Co.	1,858,282	69,629,827
Hess Corp.	572,613	90,180,821
Kinder Morgan, Inc.	4,025,576	73,587,529
Marathon Oil Corp.	1,218,121	32,706,549
Marathon Petroleum Corp.	767,557	139,480,458
Occidental Petroleum Corp.	1,373,132	90,818,950
ONEOK, Inc.	1,214,315	96,076,603
Phillips 66	894,539	128,106,930
Pioneer Natural Resources Co.	486,168	130,934,766
Schlumberger NV	2,971,236	141,074,285
Targa Resources Corp.	462,771	52,783,660
Valero Energy Corp.	709,637	113,449,667
Williams Cos., Inc.	2,528,675	96,999,973
		3,597,717,918

Equity Real Estate Investment Trusts (REITs) 2.0%
Alexandria Real Estate Equities, Inc.	326,825	37,869,213
American Tower Corp.	971,855	166,731,444
AvalonBay Communities, Inc.	295,035	55,929,785
Boston Properties, Inc.	299,879	18,559,511
Camden Property Trust	221,733	22,102,345
Crown Castle, Inc.	902,608	84,646,578
Digital Realty Trust, Inc.	629,818	87,406,142
Equinix, Inc.	195,577	139,076,760
Equity Residential	715,962	46,107,953
Essex Property Trust, Inc.	133,868	32,964,995
Extra Space Storage, Inc.	440,385	59,134,898
Federal Realty Investment Trust	153,262	15,965,302
Healthpeak Properties, Inc.	1,471,642	27,387,258
Host Hotels & Resorts, Inc.	1,473,903	27,812,550
Invitation Homes, Inc.	1,192,839	40,795,094
Iron Mountain, Inc.	609,186	47,224,099
Kimco Realty Corp.	1,400,460	26,090,570
Mid-America Apartment Communities, Inc.	242,580	31,535,400
Prologis, Inc.	1,924,767	196,422,472
Public Storage	329,420	85,468,019
Realty Income Corp.	1,735,056	92,894,898
Regency Centers Corp.	342,544	20,285,456
SBA Communications Corp., Class A	224,443	41,773,331
Simon Property Group, Inc.	680,098	95,574,172
UDR, Inc.	636,851	24,251,286
Ventas, Inc.	835,593	37,000,058
VICI Properties, Inc., Class A	2,156,811	61,576,954
Welltower, Inc.	1,151,356	109,701,200
Weyerhaeuser Co.	1,519,372	45,839,453
		1,778,127,196

Financial Services 7.6%
American Express Co.	1,191,054	278,742,368
Ameriprise Financial, Inc.	209,112	86,110,230
Bank of New York Mellon Corp.	1,584,286	89,496,316
Berkshire Hathaway, Inc., Class B *	3,789,500	1,503,408,335
BlackRock, Inc.	291,248	219,787,391
Blackstone, Inc.	1,499,114	174,811,684
Capital One Financial Corp.	791,486	113,522,837
Cboe Global Markets, Inc.	219,175	39,703,551
Charles Schwab Corp. (a)	3,081,146	227,850,747
CME Group, Inc.	749,780	157,183,879
Corpay, Inc. *	150,518	45,477,508
Discover Financial Services	522,361	66,198,809
FactSet Research Systems, Inc.	79,674	33,215,294
See financial notes
Schwab Equity Index Funds | Semiannual Report

Schwab S&P 500 Index Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Fidelity National Information Services, Inc.	1,234,436	83,842,893
Fiserv, Inc. *	1,250,575	190,925,285
Franklin Resources, Inc.	630,207	14,393,928
Global Payments, Inc.	542,070	66,549,934
Goldman Sachs Group, Inc.	679,220	289,829,966
Intercontinental Exchange, Inc.	1,190,909	153,341,443
Invesco Ltd.	944,757	13,387,207
Jack Henry & Associates, Inc.	151,198	24,598,403
MarketAxess Holdings, Inc.	79,357	15,878,542
Mastercard, Inc., Class A	1,718,357	775,322,678
Moody's Corp.	328,357	121,600,448
Morgan Stanley	2,609,287	237,027,631
MSCI, Inc., Class A	164,472	76,609,413
Nasdaq, Inc.	789,677	47,262,168
Northern Trust Corp.	427,646	35,233,754
PayPal Holdings, Inc. *	2,232,702	151,645,120
Raymond James Financial, Inc.	393,236	47,974,792
S&P Global, Inc.	669,198	278,272,604
State Street Corp.	626,600	45,422,234
Synchrony Financial	851,262	37,438,503
T Rowe Price Group, Inc.	464,737	50,921,233
Visa, Inc., Class A	3,294,106	884,829,813
		6,677,816,941

Food, Beverage & Tobacco 2.8%
Altria Group, Inc.	3,678,302	161,146,411
Archer-Daniels-Midland Co.	1,113,676	65,328,234
Brown-Forman Corp., Class B	380,530	18,208,361
Bunge Global SA	302,624	30,795,018
Campbell Soup Co.	414,954	18,967,547
Coca-Cola Co.	8,104,252	500,599,646
Conagra Brands, Inc.	992,812	30,558,753
Constellation Brands, Inc., Class A	335,900	85,137,214
General Mills, Inc.	1,185,303	83,516,449
Hershey Co.	311,925	60,488,496
Hormel Foods Corp.	603,515	21,460,993
J M Smucker Co.	220,780	25,356,583
Kellanova	546,595	31,625,987
Keurig Dr Pepper, Inc.	2,171,204	73,169,575
Kraft Heinz Co.	1,660,241	64,101,905
Lamb Weston Holdings, Inc.	300,649	25,056,088
McCormick & Co., Inc. - Non Voting Shares	523,305	39,802,578
Molson Coors Beverage Co., Class B	382,981	21,929,492
Mondelez International, Inc., Class A	2,805,424	201,822,203
Monster Beverage Corp. *	1,537,043	82,154,948
PepsiCo, Inc.	2,862,635	503,566,123
Philip Morris International, Inc.	3,233,428	306,981,654
Tyson Foods, Inc., Class A	598,329	36,288,654
		2,488,062,912

Health Care Equipment & Services 5.1%
Abbott Laboratories	3,615,831	383,169,611
Align Technology, Inc. *	148,716	41,994,424
Baxter International, Inc.	1,061,947	42,870,800
Becton Dickinson & Co.	601,061	141,008,911
Boston Scientific Corp. *	3,051,239	219,292,547
Cardinal Health, Inc.	508,184	52,363,279
Cencora, Inc.	345,510	82,594,165
Centene Corp. *	1,111,167	81,181,861
Cigna Group	609,222	217,516,623
Cooper Cos., Inc.	411,907	36,684,437
CVS Health Corp.	2,623,159	177,614,096
DaVita, Inc. *	111,461	15,494,194
Dexcom, Inc. *	802,812	102,270,221
SECURITY	NUMBER OF SHARES	VALUE ($)
Edwards Lifesciences Corp. *	1,264,780	107,088,923
Elevance Health, Inc.	489,368	258,670,137
GE HealthCare Technologies, Inc.	882,080	67,249,779
HCA Healthcare, Inc.	412,165	127,696,960
Henry Schein, Inc. *	268,999	18,636,251
Hologic, Inc. *	487,076	36,905,749
Humana, Inc.	254,043	76,743,850
IDEXX Laboratories, Inc. *	172,738	85,118,377
Insulet Corp. *	145,086	24,946,087
Intuitive Surgical, Inc. *	733,818	271,967,627
Laboratory Corp. of America Holdings	176,907	35,623,763
McKesson Corp.	273,952	147,169,754
Medtronic PLC	2,769,378	222,214,891
Molina Healthcare, Inc. *	120,231	41,131,025
Quest Diagnostics, Inc.	230,842	31,897,748
ResMed, Inc.	306,665	65,623,243
Solventum Corp. *	285,527	18,562,110
STERIS PLC	206,584	42,258,823
Stryker Corp.	704,282	236,990,893
Teleflex, Inc.	98,011	20,459,796
UnitedHealth Group, Inc.	1,926,416	931,807,419
Universal Health Services, Inc., Class B	128,121	21,835,662
Zimmer Biomet Holdings, Inc.	436,479	52,499,694
		4,537,153,730

Household & Personal Products 1.5%
Church & Dwight Co., Inc.	512,701	55,315,311
Clorox Co.	258,493	38,223,360
Colgate-Palmolive Co.	1,713,803	157,532,772
Estee Lauder Cos., Inc., Class A	484,061	71,016,589
Kenvue, Inc.	3,580,163	67,378,668
Kimberly-Clark Corp.	701,654	95,796,821
Procter & Gamble Co.	4,900,828	799,815,129
		1,285,078,650

Insurance 2.1%
Aflac, Inc.	1,096,129	91,691,191
Allstate Corp.	545,798	92,818,408
American International Group, Inc.	1,462,196	110,117,981
Aon PLC, Class A	416,710	117,516,387
Arch Capital Group Ltd. *	770,779	72,098,668
Arthur J Gallagher & Co.	452,263	106,141,604
Assurant, Inc.	107,901	18,817,934
Brown & Brown, Inc.	491,965	40,114,826
Chubb Ltd.	844,158	209,891,445
Cincinnati Financial Corp.	327,038	37,835,026
Everest Group Ltd.	90,268	33,075,098
Globe Life, Inc.	178,266	13,578,521
Hartford Financial Services Group, Inc.	622,930	60,355,688
Loews Corp.	378,555	28,448,408
Marsh & McLennan Cos., Inc.	1,024,825	204,380,850
MetLife, Inc.	1,278,243	90,857,512
Principal Financial Group, Inc.	458,099	36,253,955
Progressive Corp.	1,219,052	253,867,579
Prudential Financial, Inc.	752,236	83,107,033
Travelers Cos., Inc.	475,009	100,777,909
W R Berkley Corp.	420,906	32,397,135
Willis Towers Watson PLC	213,126	53,524,464
		1,887,667,622

See financial notes

Schwab Equity Index Funds | Semiannual Report

Schwab S&P 500 Index Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Materials 2.3%
Air Products & Chemicals, Inc.	463,684	109,587,077
Albemarle Corp.	245,160	29,495,200
Amcor PLC	3,021,465	27,011,897
Avery Dennison Corp.	167,685	36,434,597
Ball Corp.	654,912	45,562,228
Celanese Corp., Class A	208,888	32,087,286
CF Industries Holdings, Inc.	397,156	31,363,409
Corteva, Inc.	1,461,135	79,091,237
Dow, Inc.	1,464,974	83,357,021
DuPont de Nemours, Inc.	898,692	65,155,170
Eastman Chemical Co.	245,047	23,142,239
Ecolab, Inc.	528,514	119,523,441
FMC Corp.	259,102	15,289,609
Freeport-McMoRan, Inc.	2,989,487	149,294,981
International Flavors & Fragrances, Inc.	531,114	44,958,800
International Paper Co.	684,912	23,930,825
Linde PLC	1,009,920	445,334,323
LyondellBasell Industries NV, Class A	533,604	53,344,392
Martin Marietta Materials, Inc.	128,823	75,628,119
Mosaic Co.	676,742	21,242,931
Newmont Corp.	2,401,650	97,603,056
Nucor Corp.	512,149	86,312,471
Packaging Corp. of America	186,351	32,234,996
PPG Industries, Inc.	491,077	63,348,933
Sherwin-Williams Co.	490,559	146,976,382
Steel Dynamics, Inc.	316,299	41,156,826
Vulcan Materials Co.	276,931	71,345,733
Westrock Co.	535,571	25,685,985
		2,075,499,164

Media & Entertainment 8.2%
Alphabet, Inc., Class A *	12,273,829	1,997,933,885
Alphabet, Inc., Class C *	10,275,963	1,691,834,548
Charter Communications, Inc., Class A *	206,233	52,783,274
Comcast Corp., Class A	8,252,839	314,515,694
Electronic Arts, Inc.	506,832	64,276,434
Fox Corp., Class A	749,250	23,234,243
Interpublic Group of Cos., Inc.	798,889	24,318,181
Live Nation Entertainment, Inc. *	295,074	26,235,029
Match Group, Inc. *	570,153	17,572,116
Meta Platforms, Inc., Class A	4,582,220	1,971,133,578
Netflix, Inc. *	901,344	496,316,060
News Corp., Class A	1,034,728	24,626,526
Omnicom Group, Inc.	410,206	38,083,525
Paramount Global, Class B	1,013,651	11,545,485
Take-Two Interactive Software, Inc. *	329,411	47,043,185
Walt Disney Co.	3,820,449	424,451,884
Warner Bros Discovery, Inc. *	4,638,147	34,136,762
		7,260,040,409

Pharmaceuticals, Biotechnology & Life Sciences 7.1%
AbbVie, Inc.	3,677,227	598,064,199
Agilent Technologies, Inc.	610,531	83,667,168
Amgen, Inc.	1,114,288	305,248,055
Biogen, Inc. *	302,343	64,949,323
Bio-Rad Laboratories, Inc., Class A *	43,203	11,654,009
Bio-Techne Corp.	328,674	20,775,484
Bristol-Myers Squibb Co.	4,239,167	186,268,998
Catalent, Inc. *	374,089	20,892,871
Charles River Laboratories International, Inc. *	106,370	24,358,730
Danaher Corp.	1,369,731	337,803,059
SECURITY	NUMBER OF SHARES	VALUE ($)
Eli Lilly & Co.	1,660,847	1,297,287,592
Gilead Sciences, Inc.	2,592,100	169,004,920
Illumina, Inc. *	331,414	40,780,493
Incyte Corp. *	384,805	20,029,100
IQVIA Holdings, Inc. *	379,622	87,984,991
Johnson & Johnson	5,013,835	724,950,403
Merck & Co., Inc.	5,277,815	681,999,254
Mettler-Toledo International, Inc. *	44,863	55,168,031
Moderna, Inc. *	691,015	76,225,865
Pfizer, Inc.	11,760,242	301,297,400
Regeneron Pharmaceuticals, Inc. *	220,088	196,023,578
Revvity, Inc.	258,836	26,522,925
Thermo Fisher Scientific, Inc.	804,728	457,664,908
Vertex Pharmaceuticals, Inc. *	536,746	210,839,196
Viatris, Inc.	2,495,287	28,870,471
Waters Corp. *	123,696	38,227,012
West Pharmaceutical Services, Inc.	153,538	54,886,764
Zoetis, Inc.	956,405	152,297,932
		6,273,742,731

Real Estate Management & Development 0.1%
CBRE Group, Inc., Class A *	620,325	53,900,039
CoStar Group, Inc. *	851,112	77,902,282
		131,802,321

Semiconductors & Semiconductor Equipment 10.1%
Advanced Micro Devices, Inc. *	3,365,331	533,001,124
Analog Devices, Inc.	1,032,888	207,207,662
Applied Materials, Inc.	1,733,003	344,261,046
Broadcom, Inc.	916,533	1,191,740,364
Enphase Energy, Inc. *	281,339	30,598,430
First Solar, Inc. *	221,567	39,062,262
Intel Corp.	8,805,998	268,318,759
KLA Corp.	281,909	194,317,055
Lam Research Corp.	273,059	244,226,700
Microchip Technology, Inc.	1,126,335	103,600,293
Micron Technology, Inc.	2,299,201	259,717,745
Monolithic Power Systems, Inc.	100,225	67,083,599
NVIDIA Corp.	5,144,469	4,444,924,105
NXP Semiconductors NV	537,639	137,737,735
ON Semiconductor Corp. *	890,682	62,490,249
Qorvo, Inc. *	199,689	23,331,663
QUALCOMM, Inc.	2,324,384	385,499,086
Skyworks Solutions, Inc.	335,216	35,730,674
Teradyne, Inc.	318,392	37,035,358
Texas Instruments, Inc.	1,893,848	334,112,664
		8,943,996,573

Software & Services 11.3%
Accenture PLC, Class A	1,305,887	392,954,457
Adobe, Inc. *	941,417	435,716,030
Akamai Technologies, Inc. *	316,277	31,921,838
ANSYS, Inc. *	181,010	58,806,529
Autodesk, Inc. *	446,024	94,936,208
Cadence Design Systems, Inc. *	567,290	156,362,143
Cognizant Technology Solutions Corp., Class A	1,039,583	68,279,811
EPAM Systems, Inc. *	121,071	28,483,164
Fair Isaac Corp. *	51,768	58,670,227
Fortinet, Inc. *	1,326,962	83,837,459
Gartner, Inc. *	162,826	67,180,379
Gen Digital, Inc.	1,176,150	23,687,661
International Business Machines Corp.	1,905,774	316,739,639
Intuit, Inc.	583,045	364,764,613
See financial notes
Schwab Equity Index Funds | Semiannual Report

Schwab S&P 500 Index Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Microsoft Corp.	15,475,972	6,025,260,179
Oracle Corp.	3,320,734	377,733,493
Palo Alto Networks, Inc. *	656,096	190,851,765
PTC, Inc. *	248,668	44,123,650
Roper Technologies, Inc.	222,126	113,608,564
Salesforce, Inc.	2,016,132	542,218,540
ServiceNow, Inc. *	426,970	296,031,110
Synopsys, Inc. *	317,372	168,394,410
Tyler Technologies, Inc. *	88,088	40,657,016
VeriSign, Inc. *	183,033	31,020,433
		10,012,239,318

Technology Hardware & Equipment 7.6%
Amphenol Corp., Class A	1,248,874	150,826,513
Apple, Inc.	30,232,334	5,149,473,450
Arista Networks, Inc. *	524,905	134,669,627
CDW Corp.	278,179	67,280,373
Cisco Systems, Inc.	8,463,331	397,607,290
Corning, Inc.	1,596,297	53,284,394
F5, Inc. *	121,409	20,070,122
Hewlett Packard Enterprise Co.	2,696,861	45,846,637
HP, Inc.	1,818,179	51,072,648
Jabil, Inc.	265,311	31,136,899
Juniper Networks, Inc.	670,406	23,343,537
Keysight Technologies, Inc. *	364,882	53,980,643
Motorola Solutions, Inc.	346,233	117,424,922
NetApp, Inc.	427,571	43,702,032
Seagate Technology Holdings PLC	405,735	34,856,694
Super Micro Computer, Inc. *	104,601	89,831,339
TE Connectivity Ltd.	641,777	90,798,610
Teledyne Technologies, Inc. *	98,131	37,435,014
Trimble, Inc. *	516,019	30,997,261
Western Digital Corp. *	678,502	48,058,296
Zebra Technologies Corp., Class A *	106,677	33,556,317
		6,705,252,618

Telecommunication Services 0.9%
AT&T, Inc.	14,891,885	251,523,938
T-Mobile U.S., Inc.	1,086,346	178,345,423
Verizon Communications, Inc.	8,756,578	345,797,265
		775,666,626

Transportation 1.7%
American Airlines Group, Inc. *	1,372,805	18,546,596
CH Robinson Worldwide, Inc.	245,255	17,413,105
CSX Corp.	4,110,994	136,567,221
Delta Air Lines, Inc.	1,329,338	66,559,954
Expeditors International of Washington, Inc.	301,053	33,510,209
FedEx Corp.	478,931	125,374,557
JB Hunt Transport Services, Inc.	170,645	27,741,758
Norfolk Southern Corp.	471,010	108,483,023
Old Dominion Freight Line, Inc.	372,053	67,605,751
Southwest Airlines Co.	1,238,760	32,133,434
Uber Technologies, Inc. *	4,286,068	284,037,726
SECURITY	NUMBER OF SHARES	VALUE ($)
Union Pacific Corp.	1,270,034	301,201,264
United Airlines Holdings, Inc. *	681,029	35,045,752
United Parcel Service, Inc., Class B	1,506,386	222,161,807
		1,476,382,157

Utilities 2.3%
AES Corp.	1,406,687	25,179,697
Alliant Energy Corp.	535,134	26,649,673
Ameren Corp.	546,977	40,405,191
American Electric Power Co., Inc.	1,095,842	94,275,287
American Water Works Co., Inc.	404,959	49,534,585
Atmos Energy Corp.	313,257	36,933,000
CenterPoint Energy, Inc.	1,310,671	38,192,953
CMS Energy Corp.	615,427	37,301,030
Consolidated Edison, Inc.	720,520	68,017,088
Constellation Energy Corp.	664,706	123,595,434
Dominion Energy, Inc.	1,744,977	88,958,927
DTE Energy Co.	429,736	47,408,476
Duke Energy Corp.	1,608,159	158,017,703
Edison International	800,409	56,877,064
Entergy Corp.	440,100	46,945,467
Evergy, Inc.	475,088	24,918,366
Eversource Energy	731,382	44,336,377
Exelon Corp.	2,069,758	77,781,506
FirstEnergy Corp.	1,071,598	41,085,067
NextEra Energy, Inc.	4,273,259	286,180,155
NiSource, Inc.	857,812	23,898,642
NRG Energy, Inc.	470,337	34,179,390
PG&E Corp.	4,446,933	76,087,024
Pinnacle West Capital Corp.	233,891	17,226,072
PPL Corp.	1,529,487	41,999,713
Public Service Enterprise Group, Inc.	1,037,582	71,676,165
Sempra	1,308,560	93,732,153
Southern Co.	2,274,294	167,160,609
WEC Energy Group, Inc.	659,095	54,467,611
Xcel Energy, Inc.	1,146,989	61,627,719
		2,054,648,144
Total Common Stocks (Cost $37,812,019,080)		87,962,740,714
Total Investments in Securities (Cost $37,812,019,080)		87,962,740,714

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED DEPRECIATION ($)
FUTURES CONTRACTS
Long
S&P 500 Index, e-mini, expires 06/21/24	1,180	298,953,000	(1,359,958)

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s investment adviser.
See financial notes

Schwab Equity Index Funds | Semiannual Report

Schwab S&P 500 Index Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited) (continued)

Below is a summary of the fund’s transactions with affiliated issuers during the period ended April 30, 2024:
SECURITY	VALUE AT 10/31/23	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 4/30/24	BALANCE OF SHARES HELD AT 4/30/24	DIVIDENDS RECEIVED
COMMON STOCKS 0.3% OF NET ASSETS

Financial Services 0.3%
Charles Schwab Corp.	$152,666,938	$9,895,759	$—	$—	$65,288,050	$227,850,747	3,081,146	$1,483,198

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2024 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$87,962,740,714	$—	$—	$87,962,740,714
Liabilities
Futures Contracts[2]	(1,359,958)	—	—	(1,359,958)
Total	$87,961,380,756	$—	$—	$87,961,380,756

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
See financial notes
Schwab Equity Index Funds | Semiannual Report

Schwab S&P 500 Index Fund
Statement of Assets and Liabilities

As of April 30, 2024; unaudited
Assets
Investments in securities, at value - affiliated issuers (cost $106,772,735)		$227,850,747
Investments in securities, at value - unaffiliated issuers (cost $37,705,246,345)		87,734,889,967
Cash		217,603,390
Deposit with broker for futures contracts		20,260,600
Receivables:
Fund shares sold		116,194,508
Dividends	+	52,872,868
Total assets		88,369,672,080

Liabilities
Payables:
Fund shares redeemed		35,429,075
Variation margin on futures contracts		4,297,723
Investment adviser fees	+	1,465,280
Total liabilities		41,192,078
Net assets		$88,328,480,002

Net Assets by Source
Capital received from investors		$38,589,667,836
Total distributable earnings	+	49,738,812,166
Net assets		$88,328,480,002

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$88,328,480,002		1,139,686,064		$77.50

See financial notes

Schwab Equity Index Funds | Semiannual Report

Schwab S&P 500 Index Fund
Statement of Operations

For the period November 1, 2023 through April 30, 2024; unaudited
Investment Income
Dividends received from securities - unaffiliated issuers (net of foreign withholding tax of $158,849)		$634,678,669
Other interest		5,064,446
Dividends received from securities - affiliated issuers		1,483,198
Securities on loan, net	+	58
Total investment income		641,226,371

Expenses
Investment adviser fees		8,276,166
Total expenses	–	8,276,166
Net investment income		632,950,205

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - unaffiliated issuers		(62,177,689)
Net realized gains on futures contracts	+	48,313,617
Net realized losses		(13,864,072)
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers		65,288,050
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers		14,084,762,680
Net change in unrealized appreciation (depreciation) on futures contracts	+	4,442,430
Net change in unrealized appreciation (depreciation)	+	14,154,493,160
Net realized and unrealized gains		14,140,629,088
Increase in net assets resulting from operations		$14,773,579,293
See financial notes
Schwab Equity Index Funds | Semiannual Report

Schwab S&P 500 Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	11/1/23-4/30/24		11/1/22-10/31/23
Net investment income		$632,950,205	$1,096,359,862
Net realized losses		(13,864,072)	(260,101,329)
Net change in unrealized appreciation (depreciation)	+	14,154,493,160	5,263,994,272
Increase in net assets resulting from operations		$14,773,579,293	$6,100,252,805

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($1,135,808,670 )	($999,828,367 )

TRANSACTIONS IN FUND SHARES
	11/1/23-4/30/24			11/1/22-10/31/23
		SHARES	VALUE	SHARES	VALUE
Shares sold		124,335,713	$9,350,905,267	176,030,065	$11,382,757,051
Shares reinvested		13,102,802	923,878,457	13,335,796	802,281,581
Shares redeemed	+	(75,212,567)	(5,646,295,745)	(129,402,948)	(8,291,585,464)
Net transactions in fund shares		62,225,948	$4,628,487,979	59,962,913	$3,893,453,168

SHARES OUTSTANDING AND NET ASSETS
	11/1/23-4/30/24			11/1/22-10/31/23
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		1,077,460,116	$70,062,221,400	1,017,497,203	$61,068,343,794
Total increase	+	62,225,948	18,266,258,602	59,962,913	8,993,877,606
End of period		1,139,686,064	$88,328,480,002	1,077,460,116	$70,062,221,400
See financial notes

Schwab Equity Index Funds | Semiannual Report

Schwab 1000 Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	11/1/23– 4/30/24*	11/1/22– 10/31/23	11/1/21– 10/31/22	11/1/20– 10/31/21	11/1/19– 10/31/20	11/1/18– 10/31/19
Per-Share Data
Net asset value at beginning of period	$90.46	$84.03	$102.69	$73.73	$68.68	$64.19
Income (loss) from investment operations:
Net investment income (loss)[1]	0.77	1.41	1.29	1.24	1.38	1.38
Net realized and unrealized gains (losses)	18.43	6.34	(18.14)	30.02	5.81	6.73
Total from investment operations	19.20	7.75	(16.85)	31.26	7.19	8.11
Less distributions:
Distributions from net investment income	(1.44)	(1.32)	(1.23)	(1.42)	(1.29)	(1.28)
Distributions from net realized gains	—	—	(0.58)	(0.88)	(0.85)	(2.34)
Total distributions	(1.44)	(1.32)	(1.81)	(2.30)	(2.14)	(3.62)
Net asset value at end of period	$108.22	$90.46	$84.03	$102.69	$73.73	$68.68
Total return	21.39%[2]	9.35%	(16.73%)	43.16%	10.60%	14.20%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.05%[3]	0.05%	0.05%[4]	0.05%	0.05%	0.05%
Net investment income (loss)	1.48%[3]	1.57%	1.40%	1.36%	1.97%	2.15%
Portfolio turnover rate	1%[2,5]	3%[5]	2%[5]	5%[5]	4%	5%
Net assets, end of period (x 1,000,000)	$15,402	$12,811	$11,888	$14,222	$9,774	$9,346

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Not annualized.
[3]	Annualized.
[4]	Ratio includes less than 0.005% of non-routine proxy expenses.
[5]	Portfolio turnover rate excludes in-kind transactions.
See financial notes
Schwab Equity Index Funds | Semiannual Report

Schwab 1000 Index Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.7% OF NET ASSETS

Automobiles & Components 1.5%
Aptiv PLC *	92,010	6,532,710
Autoliv, Inc.	24,115	2,888,736
BorgWarner, Inc.	74,665	2,446,772
Ford Motor Co.	1,288,139	15,650,889
Fox Factory Holding Corp. *	13,342	519,271
General Motors Co.	380,486	16,943,041
Gentex Corp.	75,612	2,593,492
Harley-Davidson, Inc.	43,839	1,507,623
Lear Corp.	18,528	2,332,119
Lucid Group, Inc. *(a)	295,144	752,617
Rivian Automotive, Inc., Class A *(a)	222,858	1,983,436
Tesla, Inc. *	915,889	167,864,136
Thor Industries, Inc.	17,593	1,749,096
		223,763,938

Banks 3.4%
Bank of America Corp.	2,275,847	84,229,097
Bank OZK	33,342	1,488,720
BOK Financial Corp.	8,701	772,040
Citigroup, Inc.	629,078	38,581,354
Citizens Financial Group, Inc.	155,330	5,298,306
Columbia Banking System, Inc.	65,419	1,230,531
Comerica, Inc.	42,330	2,123,696
Commerce Bancshares, Inc.	39,157	2,141,105
Cullen/Frost Bankers, Inc.	21,276	2,219,938
East West Bancorp, Inc.	46,075	3,432,127
Fifth Third Bancorp	225,149	8,208,933
First Citizens BancShares, Inc., Class A	3,916	6,605,352
First Horizon Corp.	179,658	2,680,497
Home BancShares, Inc.	65,356	1,547,630
Huntington Bancshares, Inc.	478,748	6,448,736
JPMorgan Chase & Co.	955,635	183,233,455
KeyCorp	304,704	4,415,161
M&T Bank Corp.	54,921	7,930,043
New York Community Bancorp, Inc.	241,285	639,405
Old National Bancorp	103,385	1,709,988
Pinnacle Financial Partners, Inc.	25,092	1,924,556
PNC Financial Services Group, Inc.	131,520	20,156,755
Popular, Inc.	23,851	2,027,097
Prosperity Bancshares, Inc.	32,453	2,011,112
Regions Financial Corp.	303,129	5,841,296
SouthState Corp.	25,298	1,915,059
Synovus Financial Corp.	47,781	1,710,082
Truist Financial Corp.	441,245	16,568,750
U.S. Bancorp	512,640	20,828,563
Valley National Bancorp	144,582	1,013,520
Webster Financial Corp.	58,029	2,543,411
Wells Fargo & Co.	1,189,619	70,568,199
Western Alliance Bancorp	37,670	2,140,786
Wintrust Financial Corp.	20,348	1,966,431
SECURITY	NUMBER OF SHARES	VALUE ($)
Zions Bancorp NA	48,988	1,997,731
		518,149,462

Capital Goods 6.5%
3M Co.	182,531	17,616,067
A O Smith Corp.	41,151	3,408,949
AAON, Inc.	23,231	2,185,805
Acuity Brands, Inc.	10,099	2,507,582
Advanced Drainage Systems, Inc.	22,285	3,498,745
AECOM	44,834	4,140,868
AGCO Corp.	20,552	2,346,833
Air Lease Corp., Class A	32,864	1,651,087
Allegion PLC	29,118	3,539,584
Allison Transmission Holdings, Inc.	29,247	2,151,117
AMETEK, Inc.	76,292	13,325,161
API Group Corp. *	70,021	2,700,710
Applied Industrial Technologies, Inc.	12,782	2,342,301
Atkore, Inc.	11,990	2,101,847
Axon Enterprise, Inc. *	23,284	7,303,259
AZEK Co., Inc., Class A *	47,628	2,173,742
Beacon Roofing Supply, Inc. *	20,947	2,063,908
Boeing Co. *	189,236	31,761,370
Boise Cascade Co.	13,601	1,799,004
Builders FirstSource, Inc. *	40,496	7,403,479
BWX Technologies, Inc.	29,692	2,843,603
Carlisle Cos., Inc.	15,896	6,171,622
Carrier Global Corp.	275,480	16,939,265
Caterpillar, Inc.	168,280	56,301,440
Chart Industries, Inc. *	14,266	2,055,160
Comfort Systems USA, Inc.	11,771	3,642,065
Core & Main, Inc., Class A *	56,947	3,215,797
Crane Co.	16,763	2,346,988
Cummins, Inc.	44,956	12,699,620
Curtiss-Wright Corp.	12,431	3,150,264
Deere & Co.	86,073	33,689,833
Donaldson Co., Inc.	39,196	2,829,951
Dover Corp.	46,300	8,301,590
Eaton Corp. PLC	131,953	41,995,362
EMCOR Group, Inc.	15,758	5,628,285
Emerson Electric Co.	188,978	20,368,049
Esab Corp.	18,609	1,970,321
Fastenal Co.	188,645	12,816,541
Ferguson PLC	67,692	14,208,551
Flowserve Corp.	45,133	2,128,472
Fluor Corp. *	56,000	2,258,480
Fortive Corp.	115,468	8,691,276
Fortune Brands Innovations, Inc.	40,928	2,991,837
Franklin Electric Co., Inc.	13,152	1,266,143
GE Vernova, Inc. *	89,801	13,803,312
Generac Holdings, Inc. *	20,602	2,801,048
General Dynamics Corp.	75,003	21,532,611
General Electric Co.	359,753	58,215,230
Graco, Inc.	56,398	4,523,120
HEICO Corp.	33,775	7,004,935
Hexcel Corp.	26,860	1,724,681
Honeywell International, Inc.	217,918	41,999,336
Howmet Aerospace, Inc.	129,925	8,672,494
See financial notes

Schwab Equity Index Funds | Semiannual Report

Schwab 1000 Index Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Hubbell, Inc., Class B	17,927	6,642,312
Huntington Ingalls Industries, Inc.	12,944	3,584,582
IDEX Corp.	25,186	5,552,506
Illinois Tool Works, Inc.	89,880	21,940,607
Ingersoll Rand, Inc.	134,338	12,536,422
ITT, Inc.	27,173	3,514,556
Johnson Controls International PLC	224,233	14,590,841
L3Harris Technologies, Inc.	62,464	13,370,419
Lennox International, Inc.	10,474	4,853,861
Leonardo DRS, Inc. *	23,668	509,335
Lincoln Electric Holdings, Inc.	18,742	4,114,431
Lockheed Martin Corp.	70,935	32,979,810
Masco Corp.	72,286	4,947,977
MasTec, Inc. *	20,500	1,818,145
Middleby Corp. *	17,694	2,458,935
MSC Industrial Direct Co., Inc., Class A	15,612	1,424,439
Mueller Industries, Inc.	37,422	2,088,896
Nordson Corp.	18,323	4,730,815
Northrop Grumman Corp.	46,589	22,597,063
nVent Electric PLC	54,759	3,946,481
Oshkosh Corp.	21,664	2,432,217
Otis Worldwide Corp.	133,544	12,179,213
Owens Corning	29,080	4,891,547
PACCAR, Inc.	172,585	18,312,994
Parker-Hannifin Corp.	42,410	23,109,633
Pentair PLC	54,709	4,326,935
Plug Power, Inc. *(a)	178,600	412,566
Quanta Services, Inc.	48,025	12,417,344
RBC Bearings, Inc. *	9,824	2,402,459
Regal Rexnord Corp.	21,541	3,476,071
Rockwell Automation, Inc.	37,955	10,284,287
RTX Corp.	438,588	44,525,454
Sensata Technologies Holding PLC	50,073	1,918,297
Simpson Manufacturing Co., Inc.	14,403	2,504,538
SiteOne Landscape Supply, Inc. *	14,826	2,326,051
Snap-on, Inc.	17,672	4,735,389
Stanley Black & Decker, Inc.	50,587	4,623,652
Textron, Inc.	64,944	5,493,613
Timken Co.	22,462	2,004,060
Toro Co.	34,370	3,010,468
Trane Technologies PLC	75,220	23,870,315
TransDigm Group, Inc.	18,381	22,940,039
Trex Co., Inc. *	36,051	3,192,316
UFP Industries, Inc.	19,853	2,237,433
United Rentals, Inc.	22,154	14,798,650
Valmont Industries, Inc.	6,592	1,350,042
Vertiv Holdings Co., Class A	116,000	10,788,000
Watsco, Inc.	10,296	4,609,725
Watts Water Technologies, Inc., Class A	9,019	1,789,911
WESCO International, Inc.	14,875	2,272,156
Westinghouse Air Brake Technologies Corp.	59,314	9,554,299
WillScot Mobile Mini Holdings Corp. *	62,825	2,322,012
Woodward, Inc.	20,303	3,296,395
WW Grainger, Inc.	14,658	13,505,148
Xylem, Inc.	79,162	10,346,473
Zurn Elkay Water Solutions Corp.	45,111	1,411,072
		1,006,681,907

Commercial & Professional Services 1.5%
Automatic Data Processing, Inc.	135,789	32,846,001
Booz Allen Hamilton Holding Corp., Class A	42,515	6,278,190
Broadridge Financial Solutions, Inc.	38,998	7,542,603
CACI International, Inc., Class A *	7,309	2,939,899
SECURITY	NUMBER OF SHARES	VALUE ($)
Casella Waste Systems, Inc., Class A *	19,413	1,754,935
Cintas Corp.	28,380	18,683,689
Clarivate PLC *	140,745	951,436
Clean Harbors, Inc. *	16,627	3,149,985
Copart, Inc. *	289,116	15,701,890
Dayforce, Inc. *	52,393	3,215,358
Dun & Bradstreet Holdings, Inc.	77,222	702,720
Equifax, Inc.	40,626	8,945,439
ExlService Holdings, Inc. *	57,872	1,678,288
Exponent, Inc.	16,733	1,537,930
FTI Consulting, Inc. *	11,315	2,419,487
Genpact Ltd.	54,268	1,668,198
Jacobs Solutions, Inc.	41,236	5,918,603
KBR, Inc.	45,148	2,931,911
Leidos Holdings, Inc.	45,453	6,373,420
Maximus, Inc.	20,953	1,682,107
MSA Safety, Inc.	12,118	2,186,087
Parsons Corp. *	13,384	1,050,778
Paychex, Inc.	105,857	12,576,870
Paycom Software, Inc.	15,879	2,984,935
Paylocity Holding Corp. *	14,624	2,269,060
RB Global, Inc.	60,772	4,350,060
Republic Services, Inc., Class A	67,757	12,989,017
Robert Half, Inc.	33,607	2,323,588
Rollins, Inc.	91,966	4,098,005
Science Applications International Corp.	16,804	2,162,675
SS&C Technologies Holdings, Inc.	72,576	4,491,729
Tetra Tech, Inc.	18,081	3,520,732
TransUnion	64,083	4,678,059
TriNet Group, Inc.	10,957	1,099,754
Veralto Corp.	72,672	6,807,913
Verisk Analytics, Inc., Class A	48,045	10,471,888
Vestis Corp.	42,956	791,250
Waste Management, Inc.	121,156	25,202,871
		230,977,360

Consumer Discretionary Distribution & Retail 5.6%
Amazon.com, Inc. *	3,021,560	528,773,000
Asbury Automotive Group, Inc. *	6,775	1,424,376
AutoNation, Inc. *	8,856	1,427,144
AutoZone, Inc. *	5,707	16,872,175
Bath & Body Works, Inc.	73,959	3,359,218
Best Buy Co., Inc.	63,008	4,639,909
Burlington Stores, Inc. *	21,034	3,784,858
CarMax, Inc. *	53,298	3,622,665
Carvana Co., Class A *	33,889	2,810,076
Dick's Sporting Goods, Inc.	19,258	3,869,703
Dillard's, Inc., Class A	1,348	590,411
eBay, Inc.	171,088	8,817,876
Etsy, Inc. *	40,586	2,787,041
Five Below, Inc. *	17,919	2,622,266
Floor & Decor Holdings, Inc., Class A *	35,329	3,897,849
GameStop Corp., Class A *(a)	88,308	979,336
Genuine Parts Co.	46,160	7,256,814
Home Depot, Inc.	328,988	109,954,369
Lithia Motors, Inc., Class A	9,190	2,337,752
LKQ Corp.	89,764	3,871,521
Lowe's Cos., Inc.	190,106	43,342,267
Murphy USA, Inc.	6,170	2,553,269
Ollie's Bargain Outlet Holdings, Inc. *	20,340	1,487,668
O'Reilly Automotive, Inc. *	19,571	19,830,511
Penske Automotive Group, Inc.	6,451	986,422
Pool Corp.	12,878	4,668,661
RH *	5,386	1,330,611
Ross Stores, Inc.	111,133	14,397,280
TJX Cos., Inc.	376,725	35,446,055
See financial notes
Schwab Equity Index Funds | Semiannual Report

Schwab 1000 Index Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Tractor Supply Co.	35,738	9,759,333
Ulta Beauty, Inc. *	16,030	6,489,585
Valvoline, Inc. *	44,057	1,873,304
Wayfair, Inc., Class A *	29,647	1,486,797
Williams-Sonoma, Inc.	21,158	6,067,691
		863,417,813

Consumer Durables & Apparel 1.0%
Brunswick Corp.	22,310	1,799,078
Capri Holdings Ltd. *	38,108	1,352,072
Columbia Sportswear Co.	10,652	848,219
Crocs, Inc. *	19,885	2,473,097
Deckers Outdoor Corp. *	8,423	6,893,973
DR Horton, Inc.	98,600	14,049,514
Garmin Ltd.	50,510	7,297,180
Hasbro, Inc.	43,117	2,643,072
KB Home	24,375	1,578,525
Lennar Corp., Class A	81,701	12,387,506
Lululemon Athletica, Inc. *	37,964	13,689,818
Mattel, Inc. *	115,874	2,122,812
Meritage Homes Corp.	12,145	2,012,912
Mohawk Industries, Inc. *	17,641	2,034,360
Newell Brands, Inc.	122,925	976,024
NIKE, Inc., Class B	402,359	37,121,641
NVR, Inc. *	1,053	7,833,109
Polaris, Inc.	18,019	1,534,498
PulteGroup, Inc.	70,048	7,804,748
PVH Corp.	19,857	2,160,442
Ralph Lauren Corp., Class A	12,819	2,097,701
SharkNinja, Inc.	15,934	1,024,237
Skechers USA, Inc., Class A *	43,337	2,862,409
Tapestry, Inc.	76,464	3,052,443
Taylor Morrison Home Corp., Class A *	36,059	2,019,665
Tempur Sealy International, Inc.	57,230	2,864,934
Toll Brothers, Inc.	34,426	4,100,481
TopBuild Corp. *	10,503	4,250,249
VF Corp.	104,918	1,307,278
Whirlpool Corp.	18,846	1,787,732
YETI Holdings, Inc. *	28,594	1,021,378
		155,001,107

Consumer Services 2.3%
ADT, Inc.	88,956	578,214
Airbnb, Inc., Class A *	143,858	22,811,563
Aramark	88,331	2,783,310
Booking Holdings, Inc.	11,533	39,812,262
Boyd Gaming Corp.	22,968	1,229,018
Bright Horizons Family Solutions, Inc. *	19,834	2,056,984
Caesars Entertainment, Inc. *	72,625	2,601,427
Carnival Corp. *	331,029	4,905,850
Chipotle Mexican Grill, Inc., Class A *	9,066	28,644,934
Choice Hotels International, Inc.	8,060	953,176
Churchill Downs, Inc.	22,452	2,896,308
Darden Restaurants, Inc.	39,472	6,055,399
Domino's Pizza, Inc.	11,440	6,054,849
DoorDash, Inc., Class A *	100,333	12,969,043
DraftKings, Inc., Class A *	154,568	6,423,846
Duolingo, Inc. *	11,960	2,699,970
Expedia Group, Inc. *	43,118	5,804,976
H&R Block, Inc.	45,779	2,162,142
Hilton Grand Vacations, Inc. *	23,542	980,289
Hilton Worldwide Holdings, Inc.	83,156	16,405,016
Hyatt Hotels Corp., Class A	14,630	2,176,798
Las Vegas Sands Corp.	121,561	5,392,446
Light & Wonder, Inc. *	29,388	2,623,173
SECURITY	NUMBER OF SHARES	VALUE ($)
Marriott International, Inc., Class A	81,700	19,291,821
McDonald's Corp.	239,765	65,465,436
MGM Resorts International *	90,374	3,564,350
Norwegian Cruise Line Holdings Ltd. *	139,998	2,648,762
Planet Fitness, Inc., Class A *	29,307	1,753,731
Royal Caribbean Cruises Ltd. *	78,568	10,970,450
Service Corp. International	48,889	3,505,830
Starbucks Corp.	374,253	33,117,648
Texas Roadhouse, Inc., Class A	21,673	3,484,585
Vail Resorts, Inc.	12,723	2,409,354
Wingstop, Inc.	9,621	3,702,065
Wyndham Hotels & Resorts, Inc.	27,442	2,017,261
Wynn Resorts Ltd.	31,097	2,850,040
Yum! Brands, Inc.	93,180	13,161,675
		346,964,001

Consumer Staples Distribution & Retail 1.8%
Albertsons Cos., Inc., Class A	135,703	2,768,341
BJ's Wholesale Club Holdings, Inc. *	43,065	3,216,094
Casey's General Stores, Inc.	12,203	3,899,835
Costco Wholesale Corp.	146,676	106,032,080
Dollar General Corp.	72,982	10,158,365
Dollar Tree, Inc. *	68,280	8,074,110
Kroger Co.	218,605	12,106,345
Performance Food Group Co. *	50,498	3,427,804
Sysco Corp.	164,226	12,205,276
Target Corp.	152,339	24,523,532
U.S. Foods Holding Corp. *	74,835	3,760,459
Walgreens Boots Alliance, Inc.	235,518	4,175,734
Walmart, Inc.	1,414,987	83,979,479
		278,327,454

Energy 4.2%
Antero Midstream Corp.	113,320	1,568,349
Antero Resources Corp. *	92,890	3,159,189
APA Corp.	119,125	3,745,290
Baker Hughes Co., Class A	330,543	10,782,313
ChampionX Corp.	63,418	2,128,942
Cheniere Energy, Inc.	78,633	12,409,860
Chesapeake Energy Corp.	36,769	3,304,798
Chevron Corp.	573,330	92,460,929
Chord Energy Corp.	13,795	2,441,439
Civitas Resources, Inc.	27,942	2,010,706
ConocoPhillips	389,426	48,919,694
Coterra Energy, Inc.	249,806	6,834,692
Devon Energy Corp.	211,385	10,818,684
Diamondback Energy, Inc.	59,281	11,923,187
DT Midstream, Inc.	32,329	2,010,864
EOG Resources, Inc.	192,489	25,433,572
EQT Corp.	135,337	5,425,660
Exxon Mobil Corp.	1,312,630	155,244,750
Halliburton Co.	294,713	11,042,896
Hess Corp.	90,883	14,313,164
HF Sinclair Corp.	51,359	2,786,226
Kinder Morgan, Inc.	638,134	11,665,089
Magnolia Oil & Gas Corp., Class A	61,817	1,549,752
Marathon Oil Corp.	193,503	5,195,556
Marathon Petroleum Corp.	121,644	22,105,148
Matador Resources Co.	36,362	2,265,353
Murphy Oil Corp.	48,795	2,178,209
New Fortress Energy, Inc.	21,766	570,269
Noble Corp. PLC	36,742	1,630,610
NOV, Inc.	130,977	2,421,765
Occidental Petroleum Corp.	217,134	14,361,243
ONEOK, Inc.	192,796	15,254,019
Ovintiv, Inc.	83,116	4,265,513
See financial notes

Schwab Equity Index Funds | Semiannual Report

Schwab 1000 Index Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Patterson-UTI Energy, Inc.	105,450	1,140,969
PBF Energy, Inc., Class A	36,360	1,936,897
Permian Resources Corp., Class A	151,843	2,543,370
Phillips 66	141,922	20,324,650
Pioneer Natural Resources Co.	77,233	20,800,392
Range Resources Corp.	79,999	2,872,764
Schlumberger NV	471,831	22,402,536
SM Energy Co.	38,363	1,860,222
Southwestern Energy Co. *	365,970	2,741,115
Targa Resources Corp.	73,596	8,394,360
TechnipFMC PLC	143,413	3,674,241
Texas Pacific Land Corp.	6,186	3,564,992
Transocean Ltd. *	234,013	1,221,548
Valaris Ltd. *	20,857	1,356,956
Valero Energy Corp.	112,538	17,991,450
Weatherford International PLC *	24,203	2,991,975
Williams Cos., Inc.	402,534	15,441,204
		643,487,371

Equity Real Estate Investment Trusts (REITs) 2.2%
Agree Realty Corp.	33,136	1,896,042
Alexandria Real Estate Equities, Inc.	52,041	6,029,991
American Homes 4 Rent, Class A	103,423	3,702,543
American Tower Corp.	153,871	26,398,109
Americold Realty Trust, Inc.	87,894	1,931,031
Apartment Income REIT Corp.	48,573	1,864,232
AvalonBay Communities, Inc.	46,974	8,904,861
Boston Properties, Inc.	47,345	2,930,182
Brixmor Property Group, Inc.	98,553	2,178,021
Camden Property Trust	35,247	3,513,421
Crown Castle, Inc.	142,956	13,406,414
CubeSmart	74,329	3,005,865
Digital Realty Trust, Inc.	100,189	13,904,229
EastGroup Properties, Inc.	15,766	2,449,406
Equinix, Inc.	31,023	22,060,766
Equity LifeStyle Properties, Inc.	61,225	3,691,255
Equity Residential	114,637	7,382,623
Essex Property Trust, Inc.	21,194	5,219,023
Extra Space Storage, Inc.	69,789	9,371,267
Federal Realty Investment Trust	24,366	2,538,206
First Industrial Realty Trust, Inc.	42,554	1,932,803
Gaming & Leisure Properties, Inc.	88,495	3,781,391
Healthcare Realty Trust, Inc., Class A	126,283	1,797,007
Healthpeak Properties, Inc.	233,045	4,336,968
Host Hotels & Resorts, Inc.	235,403	4,442,055
Invitation Homes, Inc.	190,537	6,516,365
Iron Mountain, Inc.	96,314	7,466,261
Kilroy Realty Corp.	33,831	1,143,488
Kimco Realty Corp.	223,284	4,159,781
Kite Realty Group Trust	69,528	1,515,710
Lamar Advertising Co., Class A	29,602	3,429,392
Medical Properties Trust, Inc. (a)	213,887	983,880
Mid-America Apartment Communities, Inc.	38,544	5,010,720
NET Lease Office Properties	4,763	108,882
NNN REIT, Inc.	60,524	2,453,038
Omega Healthcare Investors, Inc.	80,246	2,440,281
Prologis, Inc.	305,434	31,169,540
Public Storage	52,407	13,596,996
Rayonier, Inc.	45,598	1,352,437
Realty Income Corp.	274,769	14,711,132
Regency Centers Corp.	54,256	3,213,040
Rexford Industrial Realty, Inc.	69,720	2,984,713
Ryman Hospitality Properties, Inc.	20,315	2,142,826
SBA Communications Corp., Class A	35,384	6,585,670
Simon Property Group, Inc.	107,389	15,091,376
STAG Industrial, Inc.	61,000	2,097,790
SECURITY	NUMBER OF SHARES	VALUE ($)
Sun Communities, Inc.	41,138	4,579,482
Terreno Realty Corp.	30,843	1,676,317
UDR, Inc.	99,840	3,801,907
Ventas, Inc.	131,764	5,834,510
VICI Properties, Inc., Class A	342,985	9,792,222
Vornado Realty Trust	52,846	1,375,581
Welltower, Inc.	183,079	17,443,767
Weyerhaeuser Co.	241,632	7,290,038
WP Carey, Inc.	72,316	3,965,809
		342,600,662

Financial Services 7.8%
Affiliated Managers Group, Inc.	11,185	1,745,979
Affirm Holdings, Inc. *	78,011	2,486,991
AGNC Investment Corp.	231,236	2,115,809
Ally Financial, Inc.	89,346	3,426,419
American Express Co.	189,030	44,238,691
Ameriprise Financial, Inc.	33,051	13,610,071
Annaly Capital Management, Inc.	168,818	3,163,649
Apollo Global Management, Inc.	144,461	15,656,683
ARES Management Corp., Class A	56,448	7,512,664
Bank of New York Mellon Corp.	250,506	14,151,084
Berkshire Hathaway, Inc., Class B *	601,424	238,602,944
BlackRock, Inc.	46,210	34,871,914
Blackstone, Inc.	237,182	27,657,793
Block, Inc. *	182,536	13,325,128
Blue Owl Capital, Inc., Class A	134,078	2,532,733
Capital One Financial Corp.	125,819	18,046,219
Carlyle Group, Inc.	73,670	3,300,416
Cboe Global Markets, Inc.	34,451	6,240,799
Charles Schwab Corp. (b)	488,350	36,113,483
CME Group, Inc.	118,898	24,925,777
Coinbase Global, Inc., Class A *	56,358	11,493,087
Corebridge Financial, Inc. (a)	78,962	2,097,231
Corpay, Inc. *	23,821	7,197,277
Credit Acceptance Corp. *	1,981	1,017,679
Discover Financial Services	82,585	10,465,997
Enact Holdings, Inc.	10,030	298,192
Equitable Holdings, Inc.	104,716	3,865,068
Essent Group Ltd.	36,296	1,922,599
Evercore, Inc., Class A	11,907	2,161,121
FactSet Research Systems, Inc.	12,660	5,277,827
Fidelity National Information Services, Inc.	196,666	13,357,555
Fiserv, Inc. *	198,224	30,262,858
Franklin Resources, Inc.	99,212	2,266,002
Global Payments, Inc.	86,073	10,567,182
Goldman Sachs Group, Inc.	107,710	45,960,934
Houlihan Lokey, Inc., Class A	17,473	2,227,633
Interactive Brokers Group, Inc., Class A	35,739	4,114,274
Intercontinental Exchange, Inc.	189,417	24,389,333
Invesco Ltd.	153,400	2,173,678
Jack Henry & Associates, Inc.	24,267	3,947,998
Janus Henderson Group PLC	43,807	1,367,655
Jefferies Financial Group, Inc.	55,875	2,405,978
KKR & Co., Inc.	219,332	20,413,229
LPL Financial Holdings, Inc.	24,678	6,641,590
MarketAxess Holdings, Inc.	12,292	2,459,506
Mastercard, Inc., Class A	272,717	123,049,910
MGIC Investment Corp.	85,833	1,740,693
Moody's Corp.	52,120	19,301,600
Morgan Stanley	414,115	37,618,207
Morningstar, Inc.	8,816	2,491,842
MSCI, Inc., Class A	26,041	12,129,637
Nasdaq, Inc.	125,358	7,502,676
Northern Trust Corp.	67,058	5,524,909
See financial notes
Schwab Equity Index Funds | Semiannual Report

Schwab 1000 Index Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
OneMain Holdings, Inc.	41,911	2,183,982
PayPal Holdings, Inc. *	353,676	24,021,674
Raymond James Financial, Inc.	62,347	7,606,334
Remitly Global, Inc. *	43,486	775,355
Rithm Capital Corp.	153,464	1,706,520
Robinhood Markets, Inc., Class A *	175,597	2,895,595
S&P Global, Inc.	106,207	44,164,057
SEI Investments Co.	32,431	2,138,824
SoFi Technologies, Inc. *(a)	322,797	2,188,564
Starwood Property Trust, Inc.	103,256	1,958,766
State Street Corp.	99,600	7,220,004
Stifel Financial Corp.	33,344	2,664,852
Synchrony Financial	133,663	5,878,499
T Rowe Price Group, Inc.	74,323	8,143,571
Toast, Inc., Class A *	123,786	2,925,063
Tradeweb Markets, Inc., Class A	39,089	3,975,742
Visa, Inc., Class A	522,801	140,429,577
Voya Financial, Inc.	33,581	2,288,881
Western Union Co.	114,054	1,532,886
WEX, Inc. *	14,090	2,976,653
		1,209,111,602

Food, Beverage & Tobacco 2.7%
Altria Group, Inc.	582,920	25,537,725
Archer-Daniels-Midland Co.	177,073	10,387,102
Brown-Forman Corp., Class B	60,000	2,871,000
Bunge Global SA	48,004	4,884,887
Campbell Soup Co.	66,170	3,024,631
Celsius Holdings, Inc. *	49,801	3,549,317
Coca-Cola Co.	1,286,210	79,449,192
Coca-Cola Consolidated, Inc.	1,545	1,276,170
Conagra Brands, Inc.	157,208	4,838,862
Constellation Brands, Inc., Class A	52,911	13,410,822
Darling Ingredients, Inc. *	53,622	2,271,964
Flowers Foods, Inc.	62,600	1,561,244
General Mills, Inc.	187,373	13,202,302
Hershey Co.	49,926	9,681,650
Hormel Foods Corp.	95,622	3,400,318
Ingredion, Inc.	21,779	2,495,656
J M Smucker Co.	35,581	4,086,478
Kellanova	86,599	5,010,618
Keurig Dr Pepper, Inc.	345,585	11,646,214
Kraft Heinz Co.	263,534	10,175,048
Lamb Weston Holdings, Inc.	47,615	3,968,234
Lancaster Colony Corp.	6,465	1,233,587
McCormick & Co., Inc. - Non Voting Shares	84,287	6,410,869
Molson Coors Beverage Co., Class B	62,037	3,552,239
Mondelez International, Inc., Class A	444,237	31,958,410
Monster Beverage Corp. *	243,692	13,025,337
National Beverage Corp. *	7,583	337,443
PepsiCo, Inc.	454,323	79,919,959
Philip Morris International, Inc.	513,171	48,720,455
Pilgrim's Pride Corp. *	15,417	555,320
Post Holdings, Inc. *	16,104	1,709,440
Tyson Foods, Inc., Class A	94,651	5,740,583
WK Kellogg Co.	21,231	495,532
		410,388,608

Health Care Equipment & Services 5.0%
Abbott Laboratories	573,861	60,812,050
Acadia Healthcare Co., Inc. *	30,501	2,255,244
agilon health, Inc. *	99,327	546,299
Align Technology, Inc. *	23,614	6,668,121
Baxter International, Inc.	167,277	6,752,972
Becton Dickinson & Co.	95,318	22,361,603
SECURITY	NUMBER OF SHARES	VALUE ($)
Boston Scientific Corp. *	484,308	34,807,216
Cardinal Health, Inc.	80,230	8,266,899
Cencora, Inc.	54,492	13,026,313
Centene Corp. *	176,461	12,892,241
Chemed Corp.	4,979	2,828,072
Cigna Group	96,575	34,481,138
Cooper Cos., Inc.	65,336	5,818,824
CVS Health Corp.	415,886	28,159,641
DaVita, Inc. *	18,142	2,521,919
DENTSPLY SIRONA, Inc.	68,524	2,056,405
Dexcom, Inc. *	127,392	16,228,467
Edwards Lifesciences Corp. *	200,162	16,947,717
Elevance Health, Inc.	77,675	41,057,452
Encompass Health Corp.	33,148	2,763,880
Ensign Group, Inc.	18,467	2,185,754
Envista Holdings Corp. *	60,747	1,195,501
GE HealthCare Technologies, Inc.	139,700	10,650,728
Globus Medical, Inc., Class A *	37,860	1,885,049
Haemonetics Corp. *	16,597	1,526,094
HCA Healthcare, Inc.	65,392	20,259,749
HealthEquity, Inc. *	29,143	2,299,674
Henry Schein, Inc. *	43,535	3,016,105
Hologic, Inc. *	77,487	5,871,190
Humana, Inc.	40,647	12,279,052
IDEXX Laboratories, Inc. *	27,360	13,481,914
Inspire Medical Systems, Inc. *	10,288	2,486,198
Insulet Corp. *	23,037	3,960,982
Intuitive Surgical, Inc. *	116,463	43,163,517
Laboratory Corp. of America Holdings	27,748	5,587,615
Lantheus Holdings, Inc. *	23,756	1,580,724
Masimo Corp. *	15,262	2,051,365
McKesson Corp.	43,370	23,298,798
Medtronic PLC	439,523	35,267,326
Molina Healthcare, Inc. *	19,202	6,569,004
Neogen Corp. *	64,750	798,368
Option Care Health, Inc. *	56,848	1,699,187
Penumbra, Inc. *	12,947	2,543,697
Quest Diagnostics, Inc.	36,397	5,029,337
QuidelOrtho Corp. *	16,191	656,545
R1 RCM, Inc. *	65,068	799,686
ResMed, Inc.	48,621	10,404,408
Shockwave Medical, Inc. *	12,128	4,004,544
Solventum Corp. *	45,632	2,966,536
STERIS PLC	32,698	6,688,703
Stryker Corp.	111,775	37,612,288
Surgery Partners, Inc. *	24,184	603,391
Teleflex, Inc.	15,519	3,239,591
Tenet Healthcare Corp. *	34,526	3,876,925
UnitedHealth Group, Inc.	305,738	147,885,471
Universal Health Services, Inc., Class B	19,815	3,377,070
Veeva Systems, Inc., Class A *	48,461	9,622,416
Zimmer Biomet Holdings, Inc.	69,080	8,308,942
		769,985,917

Household & Personal Products 1.4%
BellRing Brands, Inc. *	43,140	2,380,034
Church & Dwight Co., Inc.	81,567	8,800,264
Clorox Co.	40,870	6,043,447
Colgate-Palmolive Co.	271,983	25,000,677
Coty, Inc., Class A *	117,200	1,340,768
elf Beauty, Inc. *	18,411	2,992,340
Estee Lauder Cos., Inc., Class A	77,124	11,314,862
Inter Parfums, Inc.	5,918	688,737
Kenvue, Inc.	569,709	10,721,923
Kimberly-Clark Corp.	111,358	15,203,708
Procter & Gamble Co.	777,801	126,937,123
See financial notes

Schwab Equity Index Funds | Semiannual Report

Schwab 1000 Index Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Reynolds Consumer Products, Inc.	17,599	503,859
		211,927,742

Insurance 2.2%
Aflac, Inc.	173,708	14,530,674
Allstate Corp.	86,655	14,736,549
American Financial Group, Inc.	21,245	2,714,049
American International Group, Inc.	232,062	17,476,589
Aon PLC, Class A	66,182	18,663,986
Arch Capital Group Ltd. *	121,949	11,407,109
Arthur J Gallagher & Co.	71,511	16,782,917
Assurant, Inc.	17,184	2,996,890
Axis Capital Holdings Ltd.	27,131	1,663,944
Brown & Brown, Inc.	77,801	6,343,894
Chubb Ltd.	133,692	33,241,179
Cincinnati Financial Corp.	52,674	6,093,855
CNA Financial Corp.	8,907	391,374
Erie Indemnity Co., Class A	8,051	3,080,796
Everest Group Ltd.	14,353	5,259,083
Fidelity National Financial, Inc.	86,554	4,284,423
First American Financial Corp.	34,035	1,823,255
Globe Life, Inc.	28,700	2,186,079
Hartford Financial Services Group, Inc.	98,510	9,544,634
Kinsale Capital Group, Inc.	7,207	2,617,943
Lincoln National Corp.	56,360	1,536,937
Loews Corp.	61,009	4,584,826
Markel Group, Inc. *	4,299	6,269,662
Marsh & McLennan Cos., Inc.	162,633	32,433,899
MetLife, Inc.	202,918	14,423,411
Old Republic International Corp.	85,185	2,543,624
Primerica, Inc.	11,281	2,389,993
Principal Financial Group, Inc.	72,908	5,769,939
Progressive Corp.	193,473	40,290,752
Prudential Financial, Inc.	119,050	13,152,644
Reinsurance Group of America, Inc.	21,387	3,999,155
RenaissanceRe Holdings Ltd.	17,418	3,818,896
RLI Corp.	13,544	1,914,444
Ryan Specialty Holdings, Inc., Class A	34,191	1,686,984
Selective Insurance Group, Inc.	20,045	2,037,574
Travelers Cos., Inc.	75,432	16,003,653
Unum Group	61,415	3,113,741
W R Berkley Corp.	67,986	5,232,882
Willis Towers Watson PLC	33,849	8,500,838
		345,543,076

Materials 2.5%
Air Products & Chemicals, Inc.	73,370	17,340,266
Albemarle Corp.	38,928	4,683,428
Alcoa Corp.	61,013	2,143,997
Amcor PLC	476,347	4,258,542
AptarGroup, Inc.	22,167	3,200,471
Ashland, Inc.	16,400	1,563,412
ATI, Inc. *	42,313	2,526,086
Avery Dennison Corp.	26,748	5,811,805
Axalta Coating Systems Ltd. *	73,146	2,299,710
Balchem Corp.	10,266	1,451,407
Ball Corp.	105,080	7,310,416
Berry Global Group, Inc.	38,005	2,152,603
Celanese Corp., Class A	32,992	5,067,901
CF Industries Holdings, Inc.	63,285	4,997,616
Chemours Co.	49,159	1,315,003
Cleveland-Cliffs, Inc. *	164,116	2,773,560
Commercial Metals Co.	39,389	2,116,765
Corteva, Inc.	232,161	12,566,875
Crown Holdings, Inc.	39,187	3,216,077
SECURITY	NUMBER OF SHARES	VALUE ($)
Dow, Inc.	231,969	13,199,036
DuPont de Nemours, Inc.	141,896	10,287,460
Eagle Materials, Inc.	11,430	2,865,615
Eastman Chemical Co.	38,578	3,643,306
Ecolab, Inc.	83,905	18,975,116
Element Solutions, Inc.	73,899	1,709,284
FMC Corp.	41,511	2,449,564
Freeport-McMoRan, Inc.	473,455	23,644,343
Graphic Packaging Holding Co.	99,058	2,560,649
Huntsman Corp.	53,525	1,277,107
International Flavors & Fragrances, Inc.	85,156	7,208,455
International Paper Co.	108,977	3,807,656
Linde PLC	160,282	70,677,951
Louisiana-Pacific Corp.	21,230	1,553,824
LyondellBasell Industries NV, Class A	85,223	8,519,743
Martin Marietta Materials, Inc.	20,425	11,990,905
Mosaic Co.	107,504	3,374,551
NewMarket Corp.	2,270	1,196,108
Newmont Corp.	381,822	15,517,246
Nucor Corp.	81,222	13,688,344
Olin Corp.	40,000	2,091,200
Packaging Corp. of America	29,211	5,052,919
PPG Industries, Inc.	77,734	10,027,686
Reliance, Inc.	18,900	5,381,208
Royal Gold, Inc.	21,766	2,614,750
RPM International, Inc.	42,756	4,571,044
Sealed Air Corp.	49,310	1,552,279
Sherwin-Williams Co.	77,842	23,322,242
Silgan Holdings, Inc.	27,479	1,282,170
Sonoco Products Co.	32,329	1,812,040
Steel Dynamics, Inc.	50,872	6,619,465
Summit Materials, Inc., Class A *	39,104	1,521,146
U.S. Steel Corp.	73,982	2,700,343
Vulcan Materials Co.	43,981	11,330,825
Westlake Corp.	10,589	1,560,395
Westrock Co.	84,636	4,059,143
		390,441,058

Media & Entertainment 7.8%
Alphabet, Inc., Class A *	1,947,955	317,088,115
Alphabet, Inc., Class C *	1,630,878	268,507,754
Charter Communications, Inc., Class A *	32,605	8,344,924
Comcast Corp., Class A	1,309,792	49,916,173
Electronic Arts, Inc.	80,272	10,180,095
Endeavor Group Holdings, Inc., Class A	59,267	1,565,241
Fox Corp., Class A	118,292	3,668,235
IAC, Inc. *	22,099	1,051,028
Interpublic Group of Cos., Inc.	128,100	3,899,364
Liberty Broadband Corp., Class C *	37,734	1,876,512
Liberty Media Corp.-Liberty Formula One, Class C *	69,221	4,843,393
Liberty Media Corp.-Liberty SiriusXM, Class C *	48,500	1,166,910
Live Nation Entertainment, Inc. *	46,617	4,144,718
Match Group, Inc. *	90,740	2,796,607
Meta Platforms, Inc., Class A	727,235	312,834,680
Netflix, Inc. *	143,051	78,769,603
New York Times Co., Class A	55,761	2,399,396
News Corp., Class A	125,773	2,993,397
Nexstar Media Group, Inc., Class A	10,622	1,700,157
Omnicom Group, Inc.	66,485	6,172,467
Paramount Global, Class B	159,144	1,812,650
Pinterest, Inc., Class A *	195,637	6,544,058
See financial notes
Schwab Equity Index Funds | Semiannual Report

Schwab 1000 Index Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
ROBLOX Corp., Class A *	162,958	5,794,787
Roku, Inc. *	41,433	2,389,027
Sirius XM Holdings, Inc. (a)	214,050	629,307
Snap, Inc., Class A *	341,262	5,135,993
Take-Two Interactive Software, Inc. *	52,778	7,537,226
TKO Group Holdings, Inc.	19,726	1,867,460
Trade Desk, Inc., Class A *	147,607	12,229,240
Walt Disney Co.	606,336	67,363,930
Warner Bros Discovery, Inc. *	732,648	5,392,289
Warner Music Group Corp., Class A	45,495	1,501,335
ZoomInfo Technologies, Inc., Class A *	102,859	1,631,344
		1,203,747,415

Pharmaceuticals, Biotechnology & Life Sciences 6.9%
10X Genomics, Inc., Class A *	34,014	995,930
AbbVie, Inc.	583,606	94,917,680
ACADIA Pharmaceuticals, Inc. *	39,378	658,006
Agilent Technologies, Inc.	96,868	13,274,791
Alkermes PLC *	54,557	1,338,829
Alnylam Pharmaceuticals, Inc. *	41,618	5,990,911
Amgen, Inc.	176,846	48,445,193
Apellis Pharmaceuticals, Inc. *	33,214	1,467,727
Avantor, Inc. *	225,167	5,455,796
Biogen, Inc. *	47,700	10,246,914
BioMarin Pharmaceutical, Inc. *	62,902	5,079,966
Bio-Rad Laboratories, Inc., Class A *	6,869	1,852,913
Bio-Techne Corp.	51,921	3,281,926
Bridgebio Pharma, Inc. *	42,564	1,090,490
Bristol-Myers Squibb Co.	671,547	29,507,775
Bruker Corp.	30,629	2,389,368
Catalent, Inc. *	59,744	3,336,702
Charles River Laboratories International, Inc. *	16,899	3,869,871
Danaher Corp.	217,387	53,611,982
Elanco Animal Health, Inc. *	167,897	2,209,525
Eli Lilly & Co.	263,590	205,890,149
Exact Sciences Corp. *	59,738	3,545,450
Exelixis, Inc. *	97,804	2,294,482
Gilead Sciences, Inc.	411,508	26,830,322
Halozyme Therapeutics, Inc. *	42,934	1,635,785
Illumina, Inc. *	52,348	6,441,421
Incyte Corp. *	63,360	3,297,888
Intra-Cellular Therapies, Inc. *	33,755	2,423,947
Ionis Pharmaceuticals, Inc. *	47,141	1,945,038
IQVIA Holdings, Inc. *	60,067	13,921,729
Jazz Pharmaceuticals PLC *	20,615	2,283,111
Johnson & Johnson	795,736	115,055,468
Medpace Holdings, Inc. *	7,639	2,966,606
Merck & Co., Inc.	837,632	108,238,807
Mettler-Toledo International, Inc. *	7,053	8,673,074
Moderna, Inc. *	110,385	12,176,569
Mural Oncology PLC *	5,455	20,184
Natera, Inc. *	37,334	3,467,582
Neurocrine Biosciences, Inc. *	32,748	4,504,160
Organon & Co.	90,285	1,680,204
Perrigo Co. PLC	47,984	1,567,157
Pfizer, Inc.	1,866,445	47,818,321
Regeneron Pharmaceuticals, Inc. *	34,866	31,053,752
Repligen Corp. *	17,121	2,811,268
Revvity, Inc.	40,129	4,112,019
Roivant Sciences Ltd. *	113,753	1,239,908
Royalty Pharma PLC, Class A	127,931	3,543,689
Sarepta Therapeutics, Inc. *	31,541	3,994,983
Sotera Health Co. *	40,942	458,550
Thermo Fisher Scientific, Inc.	127,717	72,635,212
United Therapeutics Corp. *	15,453	3,621,101
Vaxcyte, Inc. *	32,174	1,948,136
SECURITY	NUMBER OF SHARES	VALUE ($)
Vertex Pharmaceuticals, Inc. *	85,184	33,461,127
Viatris, Inc.	398,555	4,611,281
Waters Corp. *	19,478	6,019,481
West Pharmaceutical Services, Inc.	24,396	8,721,082
Zoetis, Inc.	151,709	24,158,141
		1,068,089,479

Real Estate Management & Development 0.2%
CBRE Group, Inc., Class A *	99,010	8,602,979
CoStar Group, Inc. *	134,692	12,328,359
Jones Lang LaSalle, Inc. *	15,868	2,867,348
Zillow Group, Inc., Class C *	53,271	2,267,746
		26,066,432

Semiconductors & Semiconductor Equipment 9.5%
Advanced Micro Devices, Inc. *	534,105	84,591,550
Allegro MicroSystems, Inc. *	23,617	701,189
Amkor Technology, Inc.	36,875	1,192,906
Analog Devices, Inc.	163,641	32,828,021
Applied Materials, Inc.	274,648	54,558,825
Axcelis Technologies, Inc. *	10,789	1,116,877
Broadcom, Inc.	145,461	189,138,575
Cirrus Logic, Inc. *	17,332	1,535,095
Enphase Energy, Inc. *	44,730	4,864,835
Entegris, Inc.	49,996	6,645,468
First Solar, Inc. *	35,018	6,173,673
GLOBALFOUNDRIES, Inc. *(a)	27,339	1,336,330
Intel Corp.	1,397,583	42,584,354
KLA Corp.	44,638	30,768,527
Lam Research Corp.	43,269	38,700,226
Lattice Semiconductor Corp. *	46,486	3,188,940
MACOM Technology Solutions Holdings, Inc. *	18,105	1,845,805
Marvell Technology, Inc.	285,718	18,831,673
Microchip Technology, Inc.	177,730	16,347,606
Micron Technology, Inc.	364,902	41,219,330
MKS Instruments, Inc.	20,756	2,469,549
Monolithic Power Systems, Inc.	15,876	10,626,283
NVIDIA Corp.	816,469	705,445,545
NXP Semiconductors NV	85,205	21,828,669
ON Semiconductor Corp. *	141,416	9,921,747
Onto Innovation, Inc. *	16,132	2,992,325
Power Integrations, Inc.	18,172	1,212,436
Qorvo, Inc. *	31,677	3,701,141
QUALCOMM, Inc.	368,898	61,181,733
Rambus, Inc. *	34,506	1,891,619
Skyworks Solutions, Inc.	52,505	5,596,508
SolarEdge Technologies, Inc. *	18,663	1,094,585
Teradyne, Inc.	51,048	5,937,903
Texas Instruments, Inc.	300,569	53,026,383
Universal Display Corp.	14,402	2,275,228
Wolfspeed, Inc. *	40,813	1,103,175
		1,468,474,634

Software & Services 11.7%
Accenture PLC, Class A	207,255	62,365,102
Adobe, Inc. *	149,410	69,151,430
Akamai Technologies, Inc. *	49,423	4,988,263
Amdocs Ltd.	39,099	3,283,925
ANSYS, Inc. *	28,808	9,359,143
AppLovin Corp., Class A *	60,055	4,238,081
Aspen Technology, Inc. *	9,171	1,805,495
Atlassian Corp., Class A *	52,018	8,962,701
Autodesk, Inc. *	70,689	15,046,154
Bentley Systems, Inc., Class B	77,096	4,049,853
See financial notes

Schwab Equity Index Funds | Semiannual Report

Schwab 1000 Index Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Bill Holdings, Inc. *	32,089	2,001,070
Cadence Design Systems, Inc. *	90,013	24,810,283
CCC Intelligent Solutions Holdings, Inc. *	89,976	1,009,531
Cloudflare, Inc., Class A *	98,473	8,606,540
Cognizant Technology Solutions Corp., Class A	164,090	10,777,431
Confluent, Inc., Class A *	75,214	2,115,018
Crowdstrike Holdings, Inc., Class A *	75,079	21,963,611
Datadog, Inc., Class A *	99,882	12,535,191
DocuSign, Inc., Class A *	66,944	3,789,030
Dolby Laboratories, Inc., Class A	20,643	1,603,135
DoubleVerify Holdings, Inc. *	45,456	1,331,861
Dropbox, Inc., Class A *	87,988	2,037,802
Dynatrace, Inc. *	79,410	3,598,067
Elastic NV *	27,292	2,789,788
EPAM Systems, Inc. *	19,161	4,507,817
Fair Isaac Corp. *	8,227	9,323,906
Five9, Inc. *	23,627	1,360,206
Fortinet, Inc. *	210,684	13,311,015
Gartner, Inc. *	25,923	10,695,571
Gen Digital, Inc.	184,741	3,720,684
Gitlab, Inc., Class A *	29,932	1,570,532
GoDaddy, Inc., Class A *	47,321	5,791,144
Guidewire Software, Inc. *	26,933	2,973,403
HubSpot, Inc. *	16,749	10,130,968
Informatica, Inc., Class A *	14,768	457,365
International Business Machines Corp.	302,462	50,269,184
Intuit, Inc.	92,534	57,891,121
Manhattan Associates, Inc. *	20,142	4,150,461
Microsoft Corp.	2,456,161	956,257,162
MongoDB, Inc., Class A *	23,748	8,672,295
Nutanix, Inc., Class A *	80,359	4,877,791
Okta, Inc. *	52,091	4,843,421
Oracle Corp.	527,027	59,949,321
Palantir Technologies, Inc., Class A *	637,798	14,012,422
Palo Alto Networks, Inc. *	104,036	30,263,032
Procore Technologies, Inc. *	29,408	2,012,095
PTC, Inc. *	39,574	7,022,011
Qualys, Inc. *	12,068	1,978,066
Roper Technologies, Inc.	35,171	17,988,560
Salesforce, Inc.	319,976	86,054,346
Samsara, Inc., Class A *	56,840	1,985,421
ServiceNow, Inc. *	67,764	46,982,814
Smartsheet, Inc., Class A *	44,429	1,680,749
Snowflake, Inc., Class A *	108,851	16,893,675
SPS Commerce, Inc. *	12,131	2,109,217
Synopsys, Inc. *	50,416	26,750,226
Tenable Holdings, Inc. *	38,159	1,716,010
Teradata Corp. *	34,916	1,295,384
Twilio, Inc., Class A *	59,441	3,559,327
Tyler Technologies, Inc. *	14,027	6,474,162
UiPath, Inc., Class A *	132,050	2,504,989
Unity Software, Inc. *	82,348	1,998,586
VeriSign, Inc. *	29,075	4,927,631
Workday, Inc., Class A *	68,934	16,870,218
Workiva, Inc., Class A *	15,581	1,227,783
Zoom Video Communications, Inc., Class A *	85,064	5,197,410
Zscaler, Inc. *	29,143	5,039,990
		1,799,515,996

Technology Hardware & Equipment 7.2%
Advanced Energy Industries, Inc.	12,551	1,202,888
Amphenol Corp., Class A	197,707	23,877,074
Apple, Inc.	4,798,115	817,262,928
SECURITY	NUMBER OF SHARES	VALUE ($)
Arista Networks, Inc. *	83,311	21,374,270
Arrow Electronics, Inc. *	18,162	2,318,743
Avnet, Inc.	30,117	1,471,818
Badger Meter, Inc.	9,639	1,763,166
CDW Corp.	44,538	10,771,961
Ciena Corp. *	47,580	2,199,623
Cisco Systems, Inc.	1,343,199	63,103,489
Cognex Corp.	59,370	2,466,230
Coherent Corp. *	42,891	2,343,135
Corning, Inc.	253,818	8,472,445
Dell Technologies, Inc., Class C	87,870	10,952,117
F5, Inc. *	19,159	3,167,174
Fabrinet *	11,889	2,057,629
Hewlett Packard Enterprise Co.	428,277	7,280,709
HP, Inc.	289,437	8,130,285
Insight Enterprises, Inc. *	9,153	1,671,063
IPG Photonics Corp. *	10,416	874,736
Jabil, Inc.	41,703	4,894,264
Juniper Networks, Inc.	107,810	3,753,944
Keysight Technologies, Inc. *	57,693	8,535,102
Littelfuse, Inc.	8,248	1,902,319
Motorola Solutions, Inc.	54,782	18,579,315
NetApp, Inc.	67,669	6,916,449
Novanta, Inc. *	12,177	1,905,701
Pure Storage, Inc., Class A *	97,903	4,934,311
Seagate Technology Holdings PLC	64,996	5,583,806
Super Micro Computer, Inc. *	16,611	14,265,527
TD SYNNEX Corp.	25,688	3,027,074
TE Connectivity Ltd.	101,906	14,417,661
Teledyne Technologies, Inc. *	15,542	5,928,962
Trimble, Inc. *	83,066	4,989,775
Ubiquiti, Inc.	1,380	148,460
Vontier Corp.	51,143	2,077,940
Western Digital Corp. *	108,149	7,660,194
Zebra Technologies Corp., Class A *	17,243	5,423,958
		1,107,706,245

Telecommunication Services 0.8%
AT&T, Inc.	2,361,191	39,880,516
GCI Liberty, Inc. *(c)	32,171	0
Iridium Communications, Inc.	38,428	1,183,198
Liberty Global Ltd., Class C *	63,255	1,035,484
T-Mobile U.S., Inc.	172,538	28,325,564
Verizon Communications, Inc.	1,389,739	54,880,793
		125,305,555

Transportation 1.7%
Alaska Air Group, Inc. *	42,500	1,828,350
American Airlines Group, Inc. *	220,708	2,981,765
Avis Budget Group, Inc.	6,097	581,959
CH Robinson Worldwide, Inc.	38,559	2,737,689
CSX Corp.	652,914	21,689,803
Delta Air Lines, Inc.	210,433	10,536,380
Expeditors International of Washington, Inc.	48,059	5,349,447
FedEx Corp.	75,995	19,893,971
GXO Logistics, Inc. *	39,400	1,956,604
Hertz Global Holdings, Inc. *	44,500	202,475
JB Hunt Transport Services, Inc.	26,742	4,347,447
Joby Aviation, Inc. *(a)	121,223	612,176
Kirby Corp. *	19,590	2,137,857
Knight-Swift Transportation Holdings, Inc.	53,305	2,464,290
Landstar System, Inc.	11,995	2,092,048
Lyft, Inc., Class A *	113,445	1,774,280
Norfolk Southern Corp.	74,736	17,213,196
See financial notes
Schwab Equity Index Funds | Semiannual Report

Schwab 1000 Index Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Old Dominion Freight Line, Inc.	59,076	10,734,700
Ryder System, Inc.	14,269	1,738,678
Saia, Inc. *	8,651	3,432,976
Southwest Airlines Co.	197,861	5,132,514
Uber Technologies, Inc. *	679,442	45,026,621
U-Haul Holding Co. - Non Voting	32,657	2,002,527
Union Pacific Corp.	201,341	47,750,032
United Airlines Holdings, Inc. *	110,589	5,690,910
United Parcel Service, Inc., Class B	238,731	35,208,048
XPO, Inc. *	38,909	4,181,161
		259,297,904

Utilities 2.3%
AES Corp.	220,912	3,954,325
Alliant Energy Corp.	84,672	4,216,666
Ameren Corp.	86,646	6,400,540
American Electric Power Co., Inc.	173,895	14,960,187
American Water Works Co., Inc.	64,361	7,872,638
Atmos Energy Corp.	49,815	5,873,188
Avangrid, Inc.	23,049	841,980
CenterPoint Energy, Inc.	208,319	6,070,416
CMS Energy Corp.	96,313	5,837,531
Consolidated Edison, Inc.	113,712	10,734,413
Constellation Energy Corp.	105,312	19,581,713
Dominion Energy, Inc.	275,953	14,068,084
DTE Energy Co.	68,021	7,504,077
Duke Energy Corp.	254,834	25,039,989
Edison International	126,604	8,996,480
Entergy Corp.	69,751	7,440,339
Essential Utilities, Inc.	83,448	3,052,528
Evergy, Inc.	76,014	3,986,934
Eversource Energy	115,609	7,008,218
Exelon Corp.	330,418	12,417,108
FirstEnergy Corp.	170,821	6,549,277
IDACORP, Inc.	16,635	1,576,665
National Fuel Gas Co.	30,539	1,621,621
NextEra Energy, Inc.	678,201	45,419,121
NiSource, Inc.	136,452	3,801,553
NRG Energy, Inc.	74,496	5,413,624
OGE Energy Corp.	66,206	2,294,038
Ormat Technologies, Inc.	16,991	1,084,536
PG&E Corp.	703,684	12,040,033
Pinnacle West Capital Corp.	37,505	2,762,243
Portland General Electric Co.	33,396	1,443,709
PPL Corp.	244,557	6,715,535
Public Service Enterprise Group, Inc.	165,546	11,435,918
Sempra	208,237	14,916,016
Southern Co.	360,633	26,506,525
SECURITY	NUMBER OF SHARES	VALUE ($)
Southwest Gas Holdings, Inc.	20,893	1,559,036
UGI Corp.	71,262	1,821,457
Vistra Corp.	111,099	8,425,748
WEC Energy Group, Inc.	104,461	8,632,657
Xcel Energy, Inc.	183,078	9,836,781
		349,713,447
Total Common Stocks (Cost $3,398,153,785)		15,354,686,185

SHORT-TERM INVESTMENTS 0.3% OF NET ASSETS

Money Market Funds 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.25% (d)	39,995,410	39,995,410
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.25% (d)(e)	11,610,625	11,610,625
		51,606,035
Total Short-Term Investments (Cost $51,606,035)		51,606,035
Total Investments in Securities (Cost $3,449,759,820)		15,406,292,220

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED DEPRECIATION ($)
FUTURES CONTRACTS
Long
S&P 500 Index, e-mini, expires 06/21/24	188	47,629,800	(1,245,549)

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $10,598,858.
(b)	Issuer is affiliated with the fund’s investment adviser.
(c)	Fair valued using significant unobservable inputs (see financial note 2(a), Securities for which no quoted value is available, for additional information).
(d)	The rate shown is the annualized 7-day yield.
(e)	Security purchased with cash collateral received for securities on loan.

REIT —	Real Estate Investment Trust
Below is a summary of the fund’s transactions with affiliated issuers during the period ended April 30, 2024:
SECURITY	VALUE AT 10/31/23	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 4/30/24	BALANCE OF SHARES HELD AT 4/30/24	DIVIDENDS RECEIVED
COMMON STOCKS 0.2% OF NET ASSETS

Financial Services 0.2%
Charles Schwab Corp.	$25,223,788	$340,197	($97,994 )	($8,622 )	$10,656,114	$36,113,483	488,350	$243,350
See financial notes

Schwab Equity Index Funds | Semiannual Report

Schwab 1000 Index Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2024 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$15,229,380,630	$—	$—	$15,229,380,630
Telecommunication Services	125,305,555	—	0 *	125,305,555
Short-Term Investments[1]	51,606,035	—	—	51,606,035
Liabilities
Futures Contracts[2]	(1,245,549)	—	—	(1,245,549)
Total	$15,405,046,671	$—	$0	$15,405,046,671

*	Level 3 amount shown includes securities determined to have no value at April 30, 2024.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
See financial notes
Schwab Equity Index Funds | Semiannual Report

Schwab 1000 Index Fund
Statement of Assets and Liabilities

As of April 30, 2024; unaudited
Assets
Investments in securities, at value - affiliated issuers (cost $4,611,974)		$36,113,483
Investments in securities, at value - unaffiliated issuers (cost $3,445,147,846) including securities on loan of $10,598,858		15,370,178,737
Deposit with broker for futures contracts		2,218,400
Receivables:
Dividends		9,061,169
Fund shares sold		1,566,393
Income from securities on loan	+	28,894
Total assets		15,419,167,076

Liabilities
Collateral held for securities on loan		11,610,625
Payables:
Fund shares redeemed		3,885,104
Variation margin on futures contracts		752,000
Investment adviser fees	+	641,546
Total liabilities		16,889,275
Net assets		$15,402,277,801

Net Assets by Source
Capital received from investors		$3,404,332,573
Total distributable earnings	+	11,997,945,228
Net assets		$15,402,277,801

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$15,402,277,801		142,321,519		$108.22

See financial notes

Schwab Equity Index Funds | Semiannual Report

Schwab 1000 Index Fund
Statement of Operations

For the period November 1, 2023 through April 30, 2024; unaudited
Investment Income
Dividends received from securities - unaffiliated issuers (net of foreign withholding tax of $33,573)		$112,750,953
Dividends received from securities - affiliated issuers		243,350
Other interest		120,531
Securities on loan, net	+	247,871
Total investment income		113,362,705

Expenses
Investment adviser fees		3,707,990
Total expenses	–	3,707,990
Net investment income		109,654,715

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - affiliated issuers		(8,622)
Net realized gains on sales of securities - unaffiliated issuers		18,609,404
Net realized gains on sales of in-kind redemptions - unaffiliated issuers		54,227,326
Net realized gains on futures contracts	+	7,742,689
Net realized gains		80,570,797
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers		10,656,114
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers		2,531,910,993
Net change in unrealized appreciation (depreciation) on futures contracts	+	1,979,523
Net change in unrealized appreciation (depreciation)	+	2,544,546,630
Net realized and unrealized gains		2,625,117,427
Increase in net assets resulting from operations		$2,734,772,142
See financial notes
Schwab Equity Index Funds | Semiannual Report

Schwab 1000 Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	11/1/23-4/30/24		11/1/22-10/31/23
Net investment income		$109,654,715	$200,447,118
Net realized gains		80,570,797	35,256,500
Net change in unrealized appreciation (depreciation)	+	2,544,546,630	867,956,867
Increase in net assets resulting from operations		$2,734,772,142	$1,103,660,485

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($204,576,918 )	($187,210,509 )

TRANSACTIONS IN FUND SHARES
	11/1/23-4/30/24			11/1/22-10/31/23
		SHARES	VALUE	SHARES	VALUE
Shares sold		5,774,089	$604,012,081	10,449,076	$932,613,677
Shares reinvested		1,638,307	161,356,836	1,790,033	150,434,406
Shares redeemed	+	(6,700,884)	(703,885,057)	(12,095,922)	(1,077,003,486)
Net transactions in fund shares		711,512	$61,483,860	143,187	$6,044,597

SHARES OUTSTANDING AND NET ASSETS
	11/1/23-4/30/24			11/1/22-10/31/23
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		141,610,007	$12,810,598,717	141,466,820	$11,888,104,144
Total increase	+	711,512	2,591,679,084	143,187	922,494,573
End of period		142,321,519	$15,402,277,801	141,610,007	$12,810,598,717
See financial notes

Schwab Equity Index Funds | Semiannual Report

Schwab Small-Cap Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	11/1/23– 4/30/24*	11/1/22– 10/31/23	11/1/21– 10/31/22	11/1/20– 10/31/21	11/1/19– 10/31/20	11/1/18– 10/31/19
Per-Share Data
Net asset value at beginning of period	$26.99	$29.87	$39.97	$27.18	$28.84	$30.48
Income (loss) from investment operations:
Net investment income (loss)[1]	0.27	0.47	0.40	0.37	0.35	0.40
Net realized and unrealized gains (losses)	5.02	(2.98)	(7.31)	13.29	(0.23)	0.54
Total from investment operations	5.29	(2.51)	(6.91)	13.66	0.12	0.94
Less distributions:
Distributions from net investment income	(0.49)	(0.37)	(0.42)	(0.38)	(0.42)	(0.40)
Distributions from net realized gains	—	—	(2.77)	(0.49)	(1.36)	(2.18)
Total distributions	(0.49)	(0.37)	(3.19)	(0.87)	(1.78)	(2.58)
Net asset value at end of period	$31.79	$26.99	$29.87	$39.97	$27.18	$28.84
Total return	19.68%[2]	(8.47%)	(18.53%)	50.82%	0.00%	4.95%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.04%[3]	0.04%	0.04%[4]	0.04%	0.04%	0.04%[5]
Net investment income (loss)	1.71%[3]	1.60%	1.25%	0.98%	1.31%	1.43%
Portfolio turnover rate	5%[2,6]	10%[6]	16%[6]	19%[6]	21%	14%
Net assets, end of period (x 1,000,000)	$5,634	$4,881	$5,372	$6,587	$3,988	$4,187

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Not annualized.
[3]	Annualized.
[4]	Ratio includes less than 0.005% of non-routine proxy expenses.
[5]	Effective December 20, 2018, the annual operating expense ratio was reduced to 0.04%. The ratio presented for period ended October 31, 2019, is a blended ratio.
[6]	Portfolio turnover rate excludes in-kind transactions.
See financial notes
Schwab Equity Index Funds | Semiannual Report

Schwab Small-Cap Index Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.7% OF NET ASSETS

Automobiles & Components 1.3%
Adient PLC *	207,684	6,203,521
American Axle & Manufacturing Holdings, Inc. *	257,750	1,891,885
Cooper-Standard Holdings, Inc. *	37,998	586,309
Dana, Inc.	295,762	3,676,322
Dorman Products, Inc. *	59,908	5,238,954
Fox Factory Holding Corp. *	96,609	3,760,022
Gentherm, Inc. *	74,340	3,759,374
Goodyear Tire & Rubber Co. *	639,050	7,643,038
Holley, Inc. *	121,940	490,199
LCI Industries	56,148	5,838,269
Livewire Group, Inc., Class A *(a)	44,591	298,314
Luminar Technologies, Inc., Class A *(a)	660,724	971,264
Modine Manufacturing Co. *	117,006	10,838,266
Patrick Industries, Inc.	48,079	5,023,775
Solid Power, Inc. *(a)	354,285	598,742
Standard Motor Products, Inc.	46,622	1,496,566
Stoneridge, Inc. *	60,162	901,227
Visteon Corp. *	62,659	6,931,965
Winnebago Industries, Inc.	64,315	3,960,518
Workhorse Group, Inc. *	500,432	75,665
XPEL, Inc. *	51,155	2,688,195
		72,872,390

Banks 8.4%
1st Source Corp.	37,232	1,846,707
ACNB Corp.	18,584	604,723
Amalgamated Financial Corp.	39,633	972,594
Amerant Bancorp, Inc.	59,166	1,281,536
Ameris Bancorp	150,332	7,137,763
Ames National Corp.	19,703	379,283
Arrow Financial Corp.	33,859	754,040
Associated Banc-Corp.	343,668	7,241,085
Atlantic Union Bankshares Corp.	202,249	6,425,441
Axos Financial, Inc. *	124,323	6,291,987
Banc of California, Inc.	310,918	4,256,467
BancFirst Corp.	49,949	4,453,952
Bancorp, Inc. *	116,548	3,489,447
Bank First Corp.	21,083	1,627,397
Bank of Hawaii Corp.	89,266	5,060,490
Bank of Marin Bancorp	36,102	518,425
Bank of NT Butterfield & Son Ltd.	109,989	3,739,626
Bank7 Corp.	8,538	233,087
BankUnited, Inc.	168,553	4,505,422
Bankwell Financial Group, Inc.	13,580	311,389
Banner Corp.	77,626	3,386,822
Bar Harbor Bankshares	34,114	855,579
BayCom Corp.	24,190	478,478
BCB Bancorp, Inc.	33,720	317,642
Berkshire Hills Bancorp, Inc.	99,088	2,112,556
Blue Foundry Bancorp *	48,725	416,112
Blue Ridge Bankshares, Inc. *	40,458	101,145
Bridgewater Bancshares, Inc. *	46,748	508,618
SECURITY	NUMBER OF SHARES	VALUE ($)
Brookline Bancorp, Inc.	197,912	1,642,670
Burke & Herbert Financial Services Corp. (a)	14,724	771,243
Business First Bancshares, Inc.	54,804	1,106,493
Byline Bancorp, Inc.	56,111	1,215,925
C&F Financial Corp.	7,510	294,167
Cadence Bank	414,122	11,458,756
Cambridge Bancorp	17,117	1,050,470
Camden National Corp.	32,254	1,006,970
Capital Bancorp, Inc.	22,071	428,177
Capital City Bank Group, Inc.	29,657	786,504
Capitol Federal Financial, Inc.	284,753	1,358,272
Carter Bankshares, Inc. *	52,321	636,747
Cathay General Bancorp	158,142	5,446,411
Central Pacific Financial Corp.	60,169	1,199,770
Chemung Financial Corp.	8,015	337,952
ChoiceOne Financial Services, Inc.	15,973	397,089
Citizens & Northern Corp.	33,739	575,250
Citizens Financial Services, Inc.	8,765	354,106
City Holding Co.	33,162	3,350,025
Civista Bancshares, Inc.	35,430	505,940
CNB Financial Corp.	46,298	879,662
Coastal Financial Corp. *	24,363	942,361
Codorus Valley Bancorp, Inc.	20,656	458,563
Colony Bankcorp, Inc.	37,758	410,429
Columbia Financial, Inc. *	67,008	1,112,333
Community Bank System, Inc.	121,161	5,236,578
Community Trust Bancorp, Inc.	35,140	1,476,231
Community West Bancshares	35,457	608,797
ConnectOne Bancorp, Inc.	83,863	1,501,986
CrossFirst Bankshares, Inc. *	103,416	1,249,265
Customers Bancorp, Inc. *	64,888	2,963,435
CVB Financial Corp.	302,949	4,950,187
Dime Community Bancshares, Inc.	79,692	1,450,394
Eagle Bancorp, Inc.	66,826	1,235,613
Eastern Bankshares, Inc.	351,122	4,410,092
Enterprise Bancorp, Inc.	22,340	542,862
Enterprise Financial Services Corp.	82,274	3,127,235
Equity Bancshares, Inc., Class A	32,981	1,098,597
Esquire Financial Holdings, Inc.	15,698	738,748
ESSA Bancorp, Inc.	19,870	321,894
Evans Bancorp, Inc.	11,987	306,747
Farmers & Merchants Bancorp, Inc.	29,405	602,803
Farmers National Banc Corp.	83,460	987,332
FB Financial Corp.	80,454	2,948,639
Fidelity D&D Bancorp, Inc.	10,667	484,282
Financial Institutions, Inc.	34,817	599,549
First BanCorp	379,289	6,542,735
First Bancorp, Inc.	22,376	494,062
First Bancorp/Southern Pines NC	90,252	2,744,563
First Bancshares, Inc.	70,094	1,678,050
First Bank	46,604	544,335
First Busey Corp.	117,689	2,629,172
First Business Financial Services, Inc.	17,986	594,797
First Commonwealth Financial Corp.	229,631	3,028,833
First Community Bankshares, Inc.	38,762	1,286,123
First Community Corp.	16,859	278,679
First Financial Bancorp	213,447	4,719,313
See financial notes

Schwab Equity Index Funds | Semiannual Report

Schwab Small-Cap Index Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
First Financial Bankshares, Inc.	295,710	8,741,188
First Financial Corp.	25,668	934,572
First Foundation, Inc.	116,833	640,245
First Interstate BancSystem, Inc., Class A	188,205	5,025,074
First Merchants Corp.	133,970	4,477,277
First Mid Bancshares, Inc.	50,450	1,561,932
First of Long Island Corp.	48,848	462,591
First Western Financial, Inc. *	18,176	302,994
Five Star Bancorp	29,245	632,277
Flushing Financial Corp.	64,034	705,655
FS Bancorp, Inc.	15,155	472,381
Fulton Financial Corp.	365,593	6,050,564
FVCBankcorp, Inc. *	36,756	423,062
German American Bancorp, Inc.	63,528	2,015,743
Glacier Bancorp, Inc.	253,739	9,180,277
Great Southern Bancorp, Inc.	19,848	1,020,187
Greene County Bancorp, Inc.	16,070	472,779
Guaranty Bancshares, Inc.	18,325	526,477
Hancock Whitney Corp.	196,875	8,936,156
Hanmi Financial Corp.	68,760	1,052,028
HarborOne Bancorp, Inc.	91,381	925,690
HBT Financial, Inc.	29,948	552,690
Heartland Financial USA, Inc.	95,894	4,038,096
Heritage Commerce Corp.	133,925	1,063,365
Heritage Financial Corp.	78,369	1,390,266
Hilltop Holdings, Inc.	105,912	3,098,985
Hingham Institution For Savings (a)	3,451	582,874
Home Bancorp, Inc.	16,575	580,125
Home BancShares, Inc.	429,326	10,166,440
HomeStreet, Inc.	41,302	505,950
HomeTrust Bancshares, Inc.	33,980	873,286
Hope Bancorp, Inc.	261,741	2,622,645
Horizon Bancorp, Inc.	97,777	1,122,480
Independent Bank Corp.	45,131	1,119,700
Independent Bank Corp.	100,624	5,055,350
Independent Bank Group, Inc.	82,080	3,056,659
International Bancshares Corp.	122,018	6,790,302
John Marshall Bancorp, Inc.	28,487	470,605
Kearny Financial Corp.	124,974	674,860
Lakeland Bancorp, Inc.	141,395	1,723,605
Lakeland Financial Corp.	56,311	3,309,397
LCNB Corp.	26,189	369,265
Live Oak Bancshares, Inc.	76,314	2,466,469
Macatawa Bank Corp.	60,449	846,286
MainStreet Bancshares, Inc.	15,928	243,221
Mercantile Bank Corp.	35,679	1,287,298
Metrocity Bankshares, Inc.	41,111	944,731
Metropolitan Bank Holding Corp. *	23,800	944,860
Mid Penn Bancorp, Inc.	32,620	659,903
Middlefield Banc Corp.	17,969	385,794
Midland States Bancorp, Inc.	46,816	1,025,270
MidWestOne Financial Group, Inc.	32,728	660,124
MVB Financial Corp.	25,950	466,322
National Bank Holdings Corp., Class A	83,504	2,733,086
National Bankshares, Inc.	13,212	354,214
NBT Bancorp, Inc.	103,885	3,637,014
Nicolet Bankshares, Inc.	29,916	2,289,471
Northeast Bank	15,207	786,506
Northeast Community Bancorp, Inc.	28,888	455,853
Northfield Bancorp, Inc.	89,759	748,590
Northrim BanCorp, Inc.	12,105	578,619
Northwest Bancshares, Inc.	288,679	3,059,997
Norwood Financial Corp.	16,877	406,567
Oak Valley Bancorp	15,395	371,789
OceanFirst Financial Corp.	131,899	1,946,829
OFG Bancorp	104,601	3,777,142
Old National Bancorp	715,980	11,842,315
SECURITY	NUMBER OF SHARES	VALUE ($)
Old Second Bancorp, Inc.	98,313	1,346,888
Orange County Bancorp, Inc.	11,677	504,563
Origin Bancorp, Inc.	66,080	1,962,576
Orrstown Financial Services, Inc.	23,501	616,196
Pacific Premier Bancorp, Inc.	216,143	4,647,075
Park National Corp.	32,481	4,278,073
Parke Bancorp, Inc.	23,991	394,892
Pathward Financial, Inc.	59,139	2,978,831
PCB Bancorp	24,946	363,214
Peapack-Gladstone Financial Corp.	38,382	858,989
Penns Woods Bancorp, Inc.	15,676	274,016
Peoples Bancorp, Inc.	79,469	2,307,780
Peoples Financial Services Corp.	15,298	579,335
Pioneer Bancorp, Inc. *	26,534	234,959
Plumas Bancorp	12,503	439,605
Ponce Financial Group, Inc. *	43,138	346,830
Preferred Bank	28,910	2,188,198
Premier Financial Corp.	80,369	1,557,551
Primis Financial Corp.	46,338	450,405
Princeton Bancorp, Inc.	11,623	338,810
Provident Financial Services, Inc.	166,489	2,444,059
QCR Holdings, Inc.	37,292	2,049,568
RBB Bancorp	36,921	655,717
Red River Bancshares, Inc.	10,667	482,255
Renasant Corp.	125,143	3,636,656
Republic Bancorp, Inc., Class A	19,108	969,158
S&T Bancorp, Inc.	86,408	2,605,201
Sandy Spring Bancorp, Inc.	99,339	2,031,483
Seacoast Banking Corp. of Florida	190,841	4,402,702
ServisFirst Bancshares, Inc.	115,718	6,822,733
Shore Bancshares, Inc.	68,451	708,468
Sierra Bancorp	31,160	617,591
Simmons First National Corp., Class A	282,523	4,828,318
SmartFinancial, Inc.	36,269	745,328
South Plains Financial, Inc.	25,887	670,991
Southern First Bancshares, Inc. *	17,543	452,960
Southern Missouri Bancorp, Inc.	21,244	851,884
Southern States Bancshares, Inc.	17,156	414,661
Southside Bancshares, Inc.	65,117	1,736,019
SouthState Corp.	172,937	13,091,331
Stellar Bancorp, Inc.	110,463	2,452,279
Sterling Bancorp, Inc. *	46,944	222,045
Stock Yards Bancorp, Inc.	61,477	2,738,800
Summit Financial Group, Inc.	25,643	678,770
Texas Capital Bancshares, Inc. *	107,374	6,163,268
Third Coast Bancshares, Inc. *	28,701	557,373
Timberland Bancorp, Inc.	16,572	404,357
Tompkins Financial Corp.	31,414	1,381,588
Towne Bank	159,065	4,115,012
TriCo Bancshares	70,442	2,449,268
Triumph Financial, Inc. *	50,429	3,548,184
TrustCo Bank Corp.	42,028	1,118,785
Trustmark Corp.	137,950	4,083,320
UMB Financial Corp.	100,489	8,004,954
United Bankshares, Inc.	297,595	9,659,934
United Community Banks, Inc.	262,572	6,624,692
Unity Bancorp, Inc.	16,861	453,898
Univest Financial Corp.	65,706	1,371,284
USCB Financial Holdings, Inc.	24,056	267,984
Valley National Bancorp	979,890	6,869,029
Veritex Holdings, Inc.	118,922	2,316,601
Virginia National Bankshares Corp.	10,808	304,894
WaFd, Inc.	153,903	4,169,232
Washington Trust Bancorp, Inc.	38,689	985,022
WesBanco, Inc.	130,829	3,532,383
West BanCorp, Inc.	37,167	604,335
Westamerica BanCorp	58,713	2,733,090
See financial notes
Schwab Equity Index Funds | Semiannual Report

Schwab Small-Cap Index Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
WSFS Financial Corp.	137,249	5,864,650
		475,621,290

Capital Goods 12.2%
374Water, Inc. *	135,387	201,727
3D Systems Corp. *	296,113	991,979
AAON, Inc.	153,876	14,478,193
AAR Corp. *	76,661	5,300,342
AeroVironment, Inc. *	61,254	9,787,777
AerSale Corp. *	76,485	545,338
Alamo Group, Inc.	22,999	4,470,546
Albany International Corp., Class A	71,088	5,669,268
Allient, Inc.	28,969	851,399
Alta Equipment Group, Inc.	52,959	588,374
Ameresco, Inc., Class A *	72,448	1,516,337
American Woodmark Corp. *	36,373	3,349,226
Amprius Technologies, Inc. *	12,291	22,984
API Group Corp. *	475,132	18,325,841
Apogee Enterprises, Inc.	50,152	3,098,391
Applied Industrial Technologies, Inc.	87,654	16,062,595
Archer Aviation, Inc., Class A *(a)	348,610	1,352,607
Arcosa, Inc.	110,077	8,368,053
Argan, Inc.	28,774	1,733,921
Array Technologies, Inc. *	342,996	4,232,571
Astec Industries, Inc.	51,374	2,147,433
Astronics Corp. *	62,899	1,054,816
Atkore, Inc.	84,579	14,826,699
Atmus Filtration Technologies, Inc. *	191,347	5,795,901
AZZ, Inc.	65,403	4,684,817
Babcock & Wilcox Enterprises, Inc. *	140,086	142,888
Barnes Group, Inc.	111,039	3,855,274
Beacon Roofing Supply, Inc. *	143,641	14,152,948
Blink Charging Co. *(a)	125,706	318,036
Bloom Energy Corp., Class A *(a)	439,070	4,886,849
Blue Bird Corp. *	63,294	2,085,854
BlueLinx Holdings, Inc. *	19,177	2,103,142
Boise Cascade Co.	90,237	11,935,648
Bowman Consulting Group Ltd., Class A *	24,296	789,377
Brookfield Business Corp., Class A	58,975	1,200,141
Cadre Holdings, Inc.	43,847	1,462,297
Chart Industries, Inc. *	97,629	14,064,434
Columbus McKinnon Corp.	64,069	2,644,128
Comfort Systems USA, Inc.	80,404	24,877,802
Commercial Vehicle Group, Inc. *	73,434	441,338
Concrete Pumping Holdings, Inc. *	55,510	369,141
Construction Partners, Inc., Class A *	97,598	5,039,961
CSW Industrials, Inc.	34,973	8,310,284
Custom Truck One Source, Inc. *	126,519	631,330
Desktop Metal, Inc., Class A *(a)	650,004	508,563
Distribution Solutions Group, Inc. *	23,080	760,948
DNOW, Inc. *	241,644	3,409,597
Douglas Dynamics, Inc.	50,983	1,154,255
Dragonfly Energy Holdings Corp. *	64,702	55,501
Ducommun, Inc. *	30,270	1,637,304
DXP Enterprises, Inc. *	29,856	1,455,779
Dycom Industries, Inc. *	65,023	9,104,520
Encore Wire Corp.	34,202	9,554,671
Energy Recovery, Inc. *	125,588	1,871,261
Energy Vault Holdings, Inc. *	224,131	284,646
Enerpac Tool Group Corp., Class A	123,738	4,408,785
EnerSys	92,589	8,374,675
Enovix Corp. *(a)	314,610	1,969,459
Enpro, Inc.	47,571	7,141,834
Eos Energy Enterprises, Inc. *(a)	346,894	268,218
ESCO Technologies, Inc.	58,208	5,905,202
ESS Tech, Inc. *	201,873	152,192
SECURITY	NUMBER OF SHARES	VALUE ($)
Eve Holding, Inc. *	41,374	223,006
EVI Industries, Inc.	14,660	300,823
Federal Signal Corp.	136,212	11,074,036
Fluence Energy, Inc. *	132,710	2,367,546
Fluor Corp. *	323,947	13,064,782
Franklin Electric Co., Inc.	105,004	10,108,735
FTAI Aviation Ltd.	226,088	15,873,638
FTC Solar, Inc. *	145,416	66,891
FuelCell Energy, Inc. *(a)	1,023,701	949,790
GATX Corp.	80,747	9,880,203
Gencor Industries, Inc. *	24,095	408,892
Gibraltar Industries, Inc. *	69,566	4,971,186
Global Industrial Co.	30,115	1,159,729
GMS, Inc. *	90,916	8,411,548
Gorman-Rupp Co.	51,958	1,723,447
GrafTech International Ltd.	435,411	748,907
Granite Construction, Inc.	100,336	5,568,648
Great Lakes Dredge & Dock Corp. *	148,593	980,714
Greenbrier Cos., Inc.	69,219	3,418,726
Griffon Corp.	89,438	5,859,978
H&E Equipment Services, Inc.	72,851	3,517,975
Helios Technologies, Inc.	75,240	3,393,324
Herc Holdings, Inc.	64,303	9,197,258
Hillenbrand, Inc.	159,073	7,590,964
Hillman Solutions Corp. *	442,341	4,228,780
Hudson Technologies, Inc. *	100,472	996,682
Hyliion Holdings Corp. *	342,611	441,968
Hyster-Yale Materials Handling, Inc.	25,197	1,475,788
IES Holdings, Inc. *	18,510	2,501,071
INNOVATE Corp. *	55,460	38,916
Insteel Industries, Inc.	42,531	1,365,245
Janus International Group, Inc. *	192,755	2,777,600
JELD-WEN Holding, Inc. *	193,034	3,957,197
John Bean Technologies Corp.	72,334	6,444,236
Kadant, Inc.	26,537	7,265,565
Karat Packaging, Inc.	15,653	424,196
Kennametal, Inc.	180,711	4,252,130
Kratos Defense & Security Solutions, Inc. *	327,304	5,832,557
Leonardo DRS, Inc. *	155,904	3,355,054
Limbach Holdings, Inc. *	21,075	955,330
Lindsay Corp.	25,083	2,913,390
LSI Industries, Inc.	64,536	942,226
Luxfer Holdings PLC	59,849	576,346
Manitowoc Co., Inc. *	78,393	948,555
Masonite International Corp. *	49,761	6,595,821
Masterbrand, Inc. *	291,304	4,856,038
Mayville Engineering Co., Inc. *	25,193	346,656
McGrath RentCorp	56,104	5,984,053
Microvast Holdings, Inc. *	496,170	194,449
Miller Industries, Inc.	25,190	1,227,005
Moog, Inc., Class A	65,564	10,429,265
MRC Global, Inc. *	190,319	2,137,282
Mueller Industries, Inc.	254,612	14,212,442
Mueller Water Products, Inc., Class A	353,036	5,592,090
MYR Group, Inc. *	37,350	6,209,437
National Presto Industries, Inc.	11,796	967,154
NEXTracker, Inc., Class A *	285,835	12,230,880
Nikola Corp. *(a)	1,677,189	1,040,863
Northwest Pipe Co. *	22,322	706,491
NuScale Power Corp. *(a)	126,882	735,916
Omega Flex, Inc.	7,464	494,565
Park Aerospace Corp.	43,088	614,866
Park-Ohio Holdings Corp.	19,087	487,291
Powell Industries, Inc.	21,056	3,011,008
Preformed Line Products Co.	5,549	671,595
Primoris Services Corp.	120,848	5,631,517
Proto Labs, Inc. *	58,896	1,795,150
See financial notes

Schwab Equity Index Funds | Semiannual Report

Schwab Small-Cap Index Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Quanex Building Products Corp.	75,348	2,503,061
Redwire Corp. *(a)	17,938	67,806
Resideo Technologies, Inc. *	332,645	6,496,557
REV Group, Inc.	72,327	1,581,068
Rocket Lab USA, Inc. *	639,523	2,404,606
Rush Enterprises, Inc., Class A	137,793	6,051,869
Rush Enterprises, Inc., Class B	20,660	845,201
SES AI Corp. *	283,373	447,729
Shoals Technologies Group, Inc., Class A *	388,622	3,283,856
Shyft Group, Inc.	76,874	836,389
Simpson Manufacturing Co., Inc.	97,494	16,953,232
SKYX Platforms Corp. *(a)	147,033	151,444
Southland Holdings, Inc. *	7,398	32,403
SPX Technologies, Inc. *	100,305	12,218,152
Standex International Corp.	26,726	4,620,391
Stem, Inc. *(a)	326,784	601,283
Sterling Infrastructure, Inc. *	68,009	6,909,714
SunPower Corp. *(a)	201,271	414,618
Tennant Co.	42,163	4,911,146
Terex Corp.	150,851	8,455,199
Terran Orbital Corp. *(a)	229,525	302,973
Thermon Group Holdings, Inc. *	75,769	2,419,304
Titan International, Inc. *	116,596	1,284,888
Titan Machinery, Inc. *	46,532	1,035,802
TPI Composites, Inc. *(a)	96,647	307,337
Transcat, Inc. *	18,609	1,998,048
Trinity Industries, Inc.	184,947	4,812,321
Triumph Group, Inc. *	147,463	1,970,106
Tutor Perini Corp. *	97,057	1,614,058
UFP Industries, Inc.	136,423	15,374,872
V2X, Inc. *	26,004	1,263,274
Velo3D, Inc. *	203,467	53,837
Vicor Corp. *	50,573	1,637,554
Virgin Galactic Holdings, Inc. *	811,192	705,818
Wabash National Corp.	104,440	2,413,608
Watts Water Technologies, Inc., Class A	62,135	12,331,312
Willis Lease Finance Corp. *	6,688	325,104
Xometry, Inc., Class A *(a)	77,710	1,388,678
Zurn Elkay Water Solutions Corp.	336,381	10,521,998
		687,057,445

Commercial & Professional Services 4.1%
ABM Industries, Inc.	143,096	6,253,295
ACCO Brands Corp.	209,004	1,007,399
ACV Auctions, Inc., Class A *	289,196	5,046,470
Alight, Inc., Class A *	939,940	8,478,259
Aris Water Solutions, Inc., Class A	68,277	957,926
ASGN, Inc. *	104,834	10,111,239
Asure Software, Inc. *	53,725	397,028
Barrett Business Services, Inc.	14,749	1,792,004
Blacksky Technology, Inc. *	288,397	348,960
BrightView Holdings, Inc. *	94,209	1,059,851
Brink's Co.	101,394	8,867,919
Casella Waste Systems, Inc., Class A *	128,276	11,596,150
CBIZ, Inc. *	108,751	7,740,896
CECO Environmental Corp. *	68,022	1,470,636
Cimpress PLC *	40,838	3,482,256
CompX International, Inc.	3,409	107,349
Conduent, Inc. *	390,621	1,230,456
CoreCivic, Inc. *	257,816	3,841,458
CRA International, Inc.	15,422	2,237,578
CSG Systems International, Inc.	67,220	3,175,473
Deluxe Corp.	98,436	1,944,111
Ennis, Inc.	57,524	1,144,728
Enviri Corp. *	178,440	1,388,263
ExlService Holdings, Inc. *	367,548	10,658,892
SECURITY	NUMBER OF SHARES	VALUE ($)
Exponent, Inc.	114,879	10,558,529
First Advantage Corp.	122,545	1,997,484
FiscalNote Holdings, Inc. *	142,336	193,577
Forrester Research, Inc. *	26,356	479,416
Franklin Covey Co. *	26,128	1,017,424
GEO Group, Inc. *	273,121	4,058,578
Healthcare Services Group, Inc. *	168,552	1,790,022
Heidrick & Struggles International, Inc.	45,097	1,329,460
HireQuest, Inc.	12,249	157,032
HireRight Holdings Corp. *	29,756	425,511
HNI Corp.	104,635	4,389,438
Huron Consulting Group, Inc. *	42,141	3,929,227
IBEX Holdings Ltd. *	21,846	286,183
ICF International, Inc.	42,551	6,139,684
Innodata, Inc. *(a)	60,590	353,846
Insperity, Inc.	80,668	8,303,157
Interface, Inc., Class A	130,848	2,000,666
Kelly Services, Inc., Class A	70,964	1,627,914
Kforce, Inc.	42,688	2,636,411
Korn Ferry	118,423	7,190,645
LanzaTech Global, Inc. *	47,134	102,045
Legalzoom.com, Inc. *	303,237	3,623,682
Li-Cycle Holdings Corp. *	318,432	208,605
Liquidity Services, Inc. *	52,629	908,377
Matthews International Corp., Class A	67,744	1,827,733
Maximus, Inc.	138,254	11,099,031
MillerKnoll, Inc.	167,251	4,253,193
Mistras Group, Inc. *	47,603	416,526
Montrose Environmental Group, Inc. *	64,050	2,781,051
NL Industries, Inc.	18,784	154,217
NV5 Global, Inc. *	31,577	2,944,239
OPENLANE, Inc. *	242,129	4,159,776
Parsons Corp. *	93,680	7,354,817
Performant Financial Corp. *	153,846	409,230
Pitney Bowes, Inc.	398,652	1,698,258
Planet Labs PBC *	391,106	660,969
Quad/Graphics, Inc.	70,560	316,814
Resources Connection, Inc.	73,695	814,330
Skillsoft Corp. *	10,299	74,050
SP Plus Corp. *	44,383	2,266,196
Steelcase, Inc., Class A	209,470	2,519,924
Sterling Check Corp. *	69,347	1,049,220
TriNet Group, Inc.	72,833	7,310,248
TrueBlue, Inc. *	67,879	707,299
TTEC Holdings, Inc.	44,925	327,054
UniFirst Corp.	34,128	5,464,917
Upwork, Inc. *	283,862	3,321,185
Verra Mobility Corp., Class A *	310,594	7,323,807
Viad Corp. *	45,927	1,583,563
VSE Corp.	29,657	2,315,322
Willdan Group, Inc. *	27,961	788,221
		231,986,699

Consumer Discretionary Distribution & Retail 2.8%
1-800-Flowers.com, Inc., Class A *	59,555	540,164
Aaron's Co., Inc.	70,095	484,356
Abercrombie & Fitch Co., Class A *	110,869	13,472,801
Academy Sports & Outdoors, Inc.	164,036	9,563,299
American Eagle Outfitters, Inc.	414,445	10,054,436
America's Car-Mart, Inc. *	13,304	761,521
Arko Corp.	181,467	780,308
Asbury Automotive Group, Inc. *	47,085	9,899,150
BARK, Inc. *	308,341	339,175
Beyond, Inc. *	102,750	2,068,357
Big 5 Sporting Goods Corp.	49,178	174,090
Big Lots, Inc. *(a)	65,069	229,043
Boot Barn Holdings, Inc. *	68,605	7,304,374
See financial notes
Schwab Equity Index Funds | Semiannual Report

Schwab Small-Cap Index Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Buckle, Inc.	69,215	2,587,949
Build-A-Bear Workshop, Inc.	29,182	880,129
Caleres, Inc.	77,068	2,838,414
Camping World Holdings, Inc., Class A	94,775	1,921,089
CarParts.com, Inc. *	118,534	145,797
Carvana Co., Class A *	234,265	19,425,254
Cato Corp., Class A	39,806	191,865
Children's Place, Inc. *(a)	26,596	185,108
ContextLogic, Inc., Class A *	50,734	281,574
Designer Brands, Inc., Class A	95,450	886,730
Destination XL Group, Inc. *	129,962	417,178
Dillard's, Inc., Class A	7,717	3,379,969
Duluth Holdings, Inc., Class B *	31,550	132,826
Envela Corp. *	17,343	74,401
EVgo, Inc., Class A *(a)	235,755	426,717
Foot Locker, Inc.	185,933	3,876,703
Genesco, Inc. *	25,364	641,963
Group 1 Automotive, Inc.	30,979	9,108,446
GrowGeneration Corp. *	133,787	400,023
Guess?, Inc.	63,822	1,709,153
Haverty Furniture Cos., Inc.	33,501	1,031,831
Hibbett, Inc.	26,349	2,272,338
J Jill, Inc. *	10,402	259,218
Lands' End, Inc. *	34,061	465,954
Lazydays Holdings, Inc. *	17,977	63,639
Leslie's, Inc. *	405,146	1,592,224
MarineMax, Inc. *	49,339	1,217,193
Monro, Inc.	67,270	1,833,107
National Vision Holdings, Inc. *	176,328	3,071,634
ODP Corp. *	72,336	3,682,626
OneWater Marine, Inc., Class A *	26,450	547,780
PetMed Express, Inc.	50,250	198,488
Qurate Retail, Inc., Class B *	3,032	11,582
Rent the Runway, Inc., Class A *(a)	5,495	55,774
Revolve Group, Inc. *	90,330	1,798,470
Sally Beauty Holdings, Inc. *	243,393	2,640,814
Savers Value Village, Inc. *	58,184	961,200
Shoe Carnival, Inc.	41,280	1,380,403
Signet Jewelers Ltd.	99,339	9,738,202
Sleep Number Corp. *	47,938	638,055
Sonic Automotive, Inc., Class A	33,235	1,922,312
Sportsman's Warehouse Holdings, Inc. *	86,556	276,979
Stitch Fix, Inc., Class A *	204,677	433,915
ThredUp, Inc., Class A *	164,143	262,629
Tile Shop Holdings, Inc. *	66,888	449,487
Tilly's, Inc., Class A *	51,150	310,481
Torrid Holdings, Inc. *(a)	27,619	140,028
Upbound Group, Inc.	121,322	3,762,195
Urban Outfitters, Inc. *	145,049	5,651,109
Warby Parker, Inc., Class A *	194,654	2,285,238
Weyco Group, Inc.	13,968	409,961
Winmark Corp.	6,472	2,325,519
Zumiez, Inc. *	36,639	630,191
		157,502,938

Consumer Durables & Apparel 3.2%
Acushnet Holdings Corp.	68,651	4,186,338
Allbirds, Inc., Class A *	230,876	139,287
AMMO, Inc. *	200,967	510,456
Beazer Homes USA, Inc. *	67,316	1,886,867
Cavco Industries, Inc. *	19,025	6,929,095
Century Communities, Inc.	64,695	5,131,607
Clarus Corp.	66,909	423,534
Cricut, Inc., Class A	110,093	585,695
Dream Finders Homes, Inc., Class A *	55,296	1,963,008
Escalade, Inc.	22,762	283,615
Ethan Allen Interiors, Inc.	51,768	1,461,928
SECURITY	NUMBER OF SHARES	VALUE ($)
Figs, Inc., Class A *	287,789	1,470,602
Fossil Group, Inc. *(b)	110,605	86,029
Funko, Inc., Class A *	83,510	508,576
G-III Apparel Group Ltd. *	93,690	2,637,373
GoPro, Inc., Class A *	294,182	508,935
Green Brick Partners, Inc. *	59,112	3,199,733
Hanesbrands, Inc. *	797,436	3,636,308
Helen of Troy Ltd. *	54,081	5,013,850
Hooker Furnishings Corp.	23,825	405,025
Hovnanian Enterprises, Inc., Class A *	11,125	1,644,609
Installed Building Products, Inc.	53,846	12,693,118
iRobot Corp. *	60,795	520,405
JAKKS Pacific, Inc. *	16,527	312,526
Johnson Outdoors, Inc., Class A	12,258	502,701
KB Home	155,024	10,039,354
Kontoor Brands, Inc.	127,573	7,917,180
Landsea Homes Corp. *	44,586	514,968
Latham Group, Inc. *	88,803	248,648
La-Z-Boy, Inc.	98,427	3,232,343
Legacy Housing Corp. *	24,487	498,800
LGI Homes, Inc. *	47,417	4,264,211
Lovesac Co. *	32,088	711,712
M/I Homes, Inc. *	61,168	7,108,945
Malibu Boats, Inc., Class A *	45,924	1,562,334
Marine Products Corp.	19,228	206,701
MasterCraft Boat Holdings, Inc. *	39,108	791,155
Meritage Homes Corp.	82,740	13,713,328
Movado Group, Inc.	35,097	893,921
Oxford Industries, Inc.	33,964	3,660,640
Purple Innovation, Inc., Class A *	127,139	193,251
Rocky Brands, Inc.	15,946	410,928
Skyline Champion Corp. *	122,757	9,205,547
Smith & Wesson Brands, Inc.	103,878	1,762,810
Snap One Holdings Corp. *	41,194	435,833
Solo Brands, Inc., Class A *	44,960	84,525
Sonos, Inc. *	281,958	4,765,090
Steven Madden Ltd.	167,801	6,780,838
Sturm Ruger & Co., Inc.	39,427	1,822,710
Taylor Morrison Home Corp., Class A *	235,326	13,180,609
Topgolf Callaway Brands Corp. *	327,530	5,247,031
Traeger, Inc. *	81,565	175,365
Tri Pointe Homes, Inc. *	218,287	8,043,876
United Homes Group, Inc. *	14,068	93,974
Vera Bradley, Inc. *	59,949	395,064
Vista Outdoor, Inc. *	130,923	4,594,088
Vizio Holding Corp., Class A *	174,388	1,848,513
VOXX International Corp., Class A *	27,479	162,126
Wolverine World Wide, Inc.	175,485	1,884,709
Worthington Enterprises, Inc.	69,808	3,990,225
		177,082,572

Consumer Services 3.3%
2U, Inc. *	182,090	45,158
Accel Entertainment, Inc., Class A *	121,826	1,308,411
Adtalem Global Education, Inc. *	88,616	4,397,126
Bally's Corp. *	66,343	871,747
Biglari Holdings, Inc., Class B *	1,689	332,919
BJ's Restaurants, Inc. *	51,017	1,662,644
Bloomin' Brands, Inc.	199,369	5,141,727
Bowlero Corp., Class A (a)	36,617	430,250
Brinker International, Inc. *	99,917	5,355,551
Carriage Services, Inc., Class A	30,682	784,846
Carrols Restaurant Group, Inc.	79,489	756,735
Century Casinos, Inc. *	62,870	186,724
Cheesecake Factory, Inc.	108,325	3,739,379
Chegg, Inc. *	260,207	1,345,270
Chuy's Holdings, Inc. *	39,272	1,156,953
See financial notes

Schwab Equity Index Funds | Semiannual Report

Schwab Small-Cap Index Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Coursera, Inc. *	300,107	3,067,094
Cracker Barrel Old Country Store, Inc. (a)	50,097	2,915,144
Dave & Buster's Entertainment, Inc. *	76,650	4,093,110
Denny's Corp. *	115,048	922,685
Dine Brands Global, Inc.	35,077	1,546,896
Duolingo, Inc. *	67,204	15,171,303
El Pollo Loco Holdings, Inc. *	62,215	530,072
European Wax Center, Inc., Class A *	76,769	902,803
Everi Holdings, Inc. *	184,581	1,508,027
First Watch Restaurant Group, Inc. *	50,170	1,280,338
Frontdoor, Inc. *	184,410	5,659,543
Full House Resorts, Inc. *	75,097	382,995
Global Business Travel Group I *	73,773	446,327
Golden Entertainment, Inc.	45,804	1,468,018
Graham Holdings Co., Class B	7,910	5,547,837
Hilton Grand Vacations, Inc. *	179,007	7,453,852
Inspired Entertainment, Inc. *	49,619	421,762
International Game Technology PLC	247,193	4,879,590
Jack in the Box, Inc.	44,824	2,558,106
Krispy Kreme, Inc.	198,064	2,505,510
Kura Sushi USA, Inc., Class A *	13,281	1,461,972
Laureate Education, Inc.	296,954	4,305,833
Life Time Group Holdings, Inc. *	101,124	1,381,354
Light & Wonder, Inc. *	205,261	18,321,597
Lincoln Educational Services Corp. *	54,578	581,801
Lindblad Expeditions Holdings, Inc. *	77,761	570,766
Monarch Casino & Resort, Inc.	30,524	2,068,611
Mondee Holdings, Inc., Class A *(a)	103,793	227,307
Nathan's Famous, Inc.	6,447	416,541
Nerdy, Inc. *	152,694	395,477
Noodles & Co., Class A *	91,768	138,570
ONE Group Hospitality, Inc. *	50,200	269,072
OneSpaWorld Holdings Ltd. *	189,190	2,406,497
Papa John's International, Inc.	74,887	4,619,779
Perdoceo Education Corp.	148,177	2,711,639
PlayAGS, Inc. *	87,556	773,995
Portillo's, Inc., Class A *	102,367	1,255,019
Potbelly Corp. *	59,617	607,497
RCI Hospitality Holdings, Inc.	19,698	999,870
Red Robin Gourmet Burgers, Inc. *	36,084	272,434
Red Rock Resorts, Inc., Class A	108,134	5,744,078
Rush Street Interactive, Inc. *	144,765	925,048
Sabre Corp. *	756,013	2,169,757
Shake Shack, Inc., Class A *	85,693	9,070,604
Six Flags Entertainment Corp. *	165,400	3,900,132
Strategic Education, Inc.	51,516	5,916,097
Stride, Inc. *	96,439	6,437,303
Super Group SGHC Ltd. *	307,798	972,642
Sweetgreen, Inc., Class A *	222,620	5,002,271
Target Hospitality Corp. *	70,223	781,231
Udemy, Inc. *	203,358	2,037,647
United Parks & Resorts, Inc. *	82,393	4,187,212
Universal Technical Institute, Inc. *	89,640	1,364,321
WW International, Inc. *	127,364	230,529
Xponential Fitness, Inc., Class A *	52,765	672,754
		183,973,709

Consumer Staples Distribution & Retail 0.6%
Andersons, Inc.	72,943	4,007,488
Chefs' Warehouse, Inc. *	79,982	2,645,805
HF Foods Group, Inc. *	92,601	270,395
Ingles Markets, Inc., Class A	32,274	2,315,660
Natural Grocers by Vitamin Cottage, Inc.	21,852	357,499
PriceSmart, Inc.	58,017	4,675,590
SpartanNash Co.	79,030	1,508,683
Sprouts Farmers Market, Inc. *	231,415	15,280,332
United Natural Foods, Inc. *	134,836	1,204,085
SECURITY	NUMBER OF SHARES	VALUE ($)
Village Super Market, Inc., Class A	19,625	548,911
Weis Markets, Inc.	37,406	2,361,441
		35,175,889

Energy 7.5%
Amplify Energy Corp. *	82,931	585,493
Archrock, Inc.	315,907	6,062,255
Ardmore Shipping Corp.	95,560	1,600,630
Atlas Energy Solutions, Inc., Class A	40,906	908,522
Berry Corp.	172,629	1,465,620
Borr Drilling Ltd. *	499,630	2,648,039
Bristow Group, Inc. *	53,462	1,406,585
Cactus, Inc., Class A	148,697	7,381,319
California Resources Corp.	158,059	8,354,999
Centrus Energy Corp., Class A *	27,817	1,194,184
ChampionX Corp.	444,727	14,929,485
Chord Energy Corp.	95,054	16,822,657
Civitas Resources, Inc.	183,654	13,215,742
Clean Energy Fuels Corp. *	391,562	908,424
CNX Resources Corp. *	355,395	8,358,890
Comstock Resources, Inc.	209,604	2,108,616
CONSOL Energy, Inc.	69,486	5,750,661
Core Laboratories, Inc.	106,957	1,689,921
Crescent Energy Co., Class A	174,791	1,859,776
CVR Energy, Inc.	67,163	2,040,412
Delek U.S. Holdings, Inc.	143,836	3,931,038
DHT Holdings, Inc.	307,310	3,509,480
Diamond Offshore Drilling, Inc. *	230,656	2,823,229
DMC Global, Inc. *	44,001	697,416
Dorian LPG Ltd.	78,227	3,232,340
Dril-Quip, Inc. *	77,188	1,403,278
Empire Petroleum Corp. *(a)	33,956	175,892
Encore Energy Corp. *	370,425	1,633,574
Energy Fuels, Inc. *(a)	365,880	1,895,258
Equitrans Midstream Corp.	992,186	13,424,277
Evolution Petroleum Corp.	73,010	394,254
Excelerate Energy, Inc., Class A	40,791	687,736
Expro Group Holdings NV *	203,037	3,808,974
FLEX LNG Ltd.	67,606	1,758,432
Forum Energy Technologies, Inc. *	22,424	418,208
FutureFuel Corp.	59,766	323,932
Gevo, Inc. *	532,289	350,672
Golar LNG Ltd.	225,254	5,523,228
Granite Ridge Resources, Inc.	77,854	507,608
Green Plains, Inc. *	133,470	2,758,825
Gulfport Energy Corp. *	24,795	3,935,214
Hallador Energy Co. *	52,560	268,582
Helix Energy Solutions Group, Inc. *	326,197	3,503,356
Helmerich & Payne, Inc.	220,879	8,687,171
HighPeak Energy, Inc. (a)	27,792	394,924
International Seaways, Inc.	92,524	5,115,652
Kinetik Holdings, Inc., Class A	82,617	3,167,536
KLX Energy Services Holdings, Inc. *(a)	28,956	191,978
Kodiak Gas Services, Inc.	35,888	975,436
Kosmos Energy Ltd. *	1,037,627	5,883,345
Liberty Energy, Inc., Class A	372,801	8,201,622
Magnolia Oil & Gas Corp., Class A	402,137	10,081,575
Mammoth Energy Services, Inc. *	53,242	173,036
Matador Resources Co.	257,364	16,033,777
Murphy Oil Corp.	330,221	14,741,065
Nabors Industries Ltd. *	20,974	1,510,757
NACCO Industries, Inc., Class A	9,708	267,358
Newpark Resources, Inc. *	169,687	1,177,628
NextDecade Corp. *	179,248	1,150,772
Noble Corp. PLC	255,891	11,356,443
Nordic American Tankers Ltd.	464,062	1,809,842
Northern Oil & Gas, Inc.	199,697	8,145,641
See financial notes
Schwab Equity Index Funds | Semiannual Report

Schwab Small-Cap Index Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Oceaneering International, Inc. *	228,712	5,239,792
Oil States International, Inc. *	141,324	563,883
Overseas Shipholding Group, Inc., Class A	131,988	802,487
Par Pacific Holdings, Inc. *	125,195	3,856,006
Patterson-UTI Energy, Inc.	802,087	8,678,581
PBF Energy, Inc., Class A	250,591	13,348,983
Peabody Energy Corp.	256,586	5,629,497
Permian Resources Corp., Class A	1,035,889	17,351,141
PrimeEnergy Resources Corp. *	1,690	173,157
ProFrac Holding Corp., Class A *	60,024	436,374
ProPetro Holding Corp. *	214,103	1,866,978
Ranger Energy Services, Inc.	32,593	320,715
REX American Resources Corp. *	35,185	1,946,786
Riley Exploration Permian, Inc.	20,223	524,382
Ring Energy, Inc. *	269,790	512,601
RPC, Inc.	193,461	1,294,254
SandRidge Energy, Inc.	72,393	991,784
Scorpio Tankers, Inc.	108,397	7,626,813
SEACOR Marine Holdings, Inc. *	53,989	659,746
Seadrill Ltd. *	106,612	5,176,013
Select Water Solutions, Inc.	180,609	1,668,827
SFL Corp. Ltd.	261,341	3,483,676
SilverBow Resources, Inc. *	52,883	1,624,566
Sitio Royalties Corp., Class A	186,240	4,328,218
SM Energy Co.	263,171	12,761,162
Solaris Oilfield Infrastructure, Inc., Class A	67,085	591,019
Talos Energy, Inc. *	315,306	4,155,733
Teekay Corp. *	142,441	1,042,668
Teekay Tankers Ltd., Class A	54,202	3,158,351
Tellurian, Inc. *	1,327,539	570,975
TETRA Technologies, Inc. *	284,509	1,220,544
Tidewater, Inc. *	105,323	9,673,918
U.S. Silica Holdings, Inc. *	170,607	2,632,466
Uranium Energy Corp. *	875,255	5,907,971
VAALCO Energy, Inc.	238,892	1,528,909
Valaris Ltd. *	135,007	8,783,555
Verde Clean Fuels, Inc. *	1,285	6,296
Vertex Energy, Inc. *	154,976	201,469
Vital Energy, Inc. *	52,991	2,809,583
Vitesse Energy, Inc.	56,820	1,260,836
W&T Offshore, Inc.	221,250	497,812
Weatherford International PLC *	161,721	19,991,950
World Kinect Corp.	135,669	3,188,221
		423,411,289

Equity Real Estate Investment Trusts (REITs) 5.0%
Acadia Realty Trust	227,794	3,936,280
Alexander & Baldwin, Inc.	164,573	2,710,517
Alexander's, Inc.	4,898	1,036,221
Alpine Income Property Trust, Inc.	29,557	441,286
American Assets Trust, Inc.	110,762	2,364,769
Apartment Investment & Management Co., Class A *	327,332	2,618,656
Apple Hospitality REIT, Inc.	489,449	7,224,267
Armada Hoffler Properties, Inc.	152,475	1,604,037
Braemar Hotels & Resorts, Inc.	149,968	409,413
Brandywine Realty Trust	386,322	1,753,902
Broadstone Net Lease, Inc.	427,110	6,218,722
BRT Apartments Corp.	27,032	484,954
CareTrust REIT, Inc.	272,314	6,731,602
CBL & Associates Properties, Inc.	61,037	1,327,555
Centerspace	34,192	2,299,412
Chatham Lodging Trust	109,196	1,001,327
City Office REIT, Inc.	89,169	415,528
Clipper Realty, Inc.	24,413	102,535
SECURITY	NUMBER OF SHARES	VALUE ($)
Community Healthcare Trust, Inc.	60,406	1,602,571
COPT Defense Properties	256,356	6,144,853
CTO Realty Growth, Inc.	50,164	870,345
DiamondRock Hospitality Co.	476,508	4,240,921
Diversified Healthcare Trust (b)	547,139	1,291,248
Douglas Emmett, Inc.	367,379	5,036,766
Easterly Government Properties, Inc., Class A	216,761	2,533,936
Elme Communities	199,426	3,023,298
Empire Resorts, Inc. *(c)	8,021	19,696
Empire State Realty Trust, Inc., Class A	299,830	2,728,453
Equity Commonwealth *	231,394	4,331,696
Essential Properties Realty Trust, Inc.	353,812	9,319,408
Farmland Partners, Inc.	100,468	1,081,036
Four Corners Property Trust, Inc.	206,104	4,833,139
Getty Realty Corp.	108,264	2,933,954
Gladstone Commercial Corp.	90,967	1,216,229
Gladstone Land Corp.	75,247	954,132
Global Medical REIT, Inc.	138,036	1,119,472
Global Net Lease, Inc.	441,589	3,069,044
Hudson Pacific Properties, Inc.	316,228	1,834,122
Independence Realty Trust, Inc.	512,038	8,074,839
Innovative Industrial Properties, Inc.	63,451	6,560,833
InvenTrust Properties Corp.	154,157	3,906,338
JBG SMITH Properties	213,136	3,199,171
Kite Realty Group Trust	495,009	10,791,196
LTC Properties, Inc.	93,058	3,080,220
LXP Industrial Trust	658,930	5,502,066
Macerich Co.	490,531	6,749,707
National Health Investors, Inc.	94,920	5,985,655
NETSTREIT Corp.	156,583	2,638,424
NexPoint Diversified Real Estate Trust	73,188	437,664
NexPoint Residential Trust, Inc.	50,952	1,744,596
Office Properties Income Trust	110,253	222,711
One Liberty Properties, Inc.	37,206	852,389
Orion Office REIT, Inc.	124,684	389,014
Outfront Media, Inc.	335,867	5,326,851
Paramount Group, Inc.	420,889	1,952,925
Peakstone Realty Trust	81,650	1,140,651
Pebblebrook Hotel Trust	269,606	3,917,375
Phillips Edison & Co., Inc.	272,948	8,925,400
Piedmont Office Realty Trust, Inc., Class A	279,072	1,922,806
Plymouth Industrial REIT, Inc.	103,631	2,163,815
Postal Realty Trust, Inc., Class A	45,528	630,563
PotlatchDeltic Corp.	179,610	7,186,196
Retail Opportunity Investments Corp.	279,235	3,426,213
RLJ Lodging Trust	347,730	3,825,030
Ryman Hospitality Properties, Inc.	132,558	13,982,218
Sabra Health Care REIT, Inc.	525,527	7,315,336
Safehold, Inc.	111,009	2,024,804
Saul Centers, Inc.	26,358	959,695
Service Properties Trust	373,574	2,290,009
SITE Centers Corp.	433,245	5,844,475
SL Green Realty Corp.	147,079	7,328,947
Summit Hotel Properties, Inc.	239,712	1,440,669
Sunstone Hotel Investors, Inc.	468,137	4,774,997
Tanger, Inc.	237,610	6,736,244
Terreno Realty Corp.	204,045	11,089,846
UMH Properties, Inc.	138,207	2,200,255
Uniti Group, Inc.	541,376	3,112,912
Universal Health Realty Income Trust	28,993	1,044,618
Urban Edge Properties	260,417	4,356,776
Veris Residential, Inc.	179,650	2,588,757
Whitestone REIT	110,366	1,269,209
Xenia Hotels & Resorts, Inc.	239,645	3,323,876
		283,101,593

See financial notes

Schwab Equity Index Funds | Semiannual Report

Schwab Small-Cap Index Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Financial Services 5.7%
Acacia Research Corp. *	86,870	423,057
AFC Gamma, Inc.	37,292	447,504
Alerus Financial Corp.	40,316	794,225
AlTi Global, Inc. *	52,822	242,981
A-Mark Precious Metals, Inc.	42,834	1,716,358
Angel Oak Mortgage REIT, Inc.	27,502	289,596
Apollo Commercial Real Estate Finance, Inc.	322,010	3,100,956
Arbor Realty Trust, Inc. (a)	418,841	5,373,730
Ares Commercial Real Estate Corp.	116,643	792,006
ARMOUR Residential REIT, Inc.	112,129	2,037,384
Artisan Partners Asset Management, Inc., Class A	139,623	5,714,769
AssetMark Financial Holdings, Inc. *	50,010	1,690,838
Atlanticus Holdings Corp. *	10,585	279,973
AvidXchange Holdings, Inc. *	342,117	3,989,084
B Riley Financial, Inc. (a)	47,051	1,618,554
Bakkt Holdings, Inc. *	6,496	43,588
Banco Latinoamericano de Comercio Exterior SA, Class E	62,625	1,779,176
BGC Group, Inc., Class A	813,571	6,370,261
Blackstone Mortgage Trust, Inc., Class A	391,166	6,900,168
Bread Financial Holdings, Inc.	112,654	4,158,059
Brightsphere Investment Group, Inc.	73,508	1,634,818
BrightSpire Capital, Inc., Class A	293,422	1,845,624
Cannae Holdings, Inc. *	150,343	2,924,171
Cantaloupe, Inc. *	130,462	755,375
Cass Information Systems, Inc.	31,016	1,339,581
Chicago Atlantic Real Estate Finance, Inc.	37,538	590,848
Chimera Investment Corp.	516,067	2,126,196
Claros Mortgage Trust, Inc.	205,461	1,787,511
Cohen & Steers, Inc.	58,934	4,053,481
Compass Diversified Holdings	143,403	3,150,564
Consumer Portfolio Services, Inc. *	19,828	169,728
Diamond Hill Investment Group, Inc.	6,299	939,937
Donnelley Financial Solutions, Inc. *	56,082	3,520,828
Dynex Capital, Inc.	128,053	1,494,379
Ellington Financial, Inc.	171,594	1,963,035
Enact Holdings, Inc.	67,604	2,009,867
Encore Capital Group, Inc. *	52,798	2,169,470
Enova International, Inc. *	64,265	3,889,960
Essent Group Ltd.	238,029	12,608,396
EVERTEC, Inc.	148,607	5,577,221
Federal Agricultural Mortgage Corp., Class C	20,694	3,851,774
Finance of America Cos., Inc., Class A *	122,094	58,605
FirstCash Holdings, Inc.	85,626	9,674,026
Flywire Corp. *	241,793	4,956,757
Forge Global Holdings, Inc. *	254,489	465,715
Franklin BSP Realty Trust, Inc.	188,616	2,355,814
GCM Grosvenor, Inc., Class A	97,500	920,400
Granite Point Mortgage Trust, Inc.	117,145	502,552
Green Dot Corp., Class A *	106,402	931,018
Hamilton Lane, Inc., Class A	82,881	9,259,465
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	249,465	6,239,120
I3 Verticals, Inc., Class A *	50,950	1,157,075
International Money Express, Inc. *	71,439	1,445,211
Invesco Mortgage Capital, Inc.	111,001	949,059
Jackson Financial, Inc., Class A	181,360	12,390,515
KKR Real Estate Finance Trust, Inc.	132,643	1,248,171
Ladder Capital Corp., Class A	256,921	2,756,762
LendingClub Corp. *	245,118	1,843,287
LendingTree, Inc. *	24,153	1,165,865
MarketWise, Inc.	72,420	112,975
SECURITY	NUMBER OF SHARES	VALUE ($)
Marqeta, Inc., Class A *	1,071,822	5,948,612
Merchants Bancorp	35,756	1,442,039
MFA Financial, Inc.	232,253	2,459,559
Moelis & Co., Class A	151,597	7,440,381
Mr Cooper Group, Inc. *	146,581	11,316,053
Navient Corp.	189,118	2,840,552
Nelnet, Inc., Class A	29,173	2,747,513
NerdWallet, Inc., Class A *	76,330	959,468
New York Mortgage Trust, Inc.	205,430	1,407,196
NewtekOne, Inc.	53,043	572,334
Nexpoint Real Estate Finance, Inc.	18,441	238,995
NMI Holdings, Inc., Class A *	181,266	5,593,869
Ocwen Financial Corp. *	14,688	342,818
Open Lending Corp., Class A *	224,356	1,144,216
OppFi, Inc.	25,079	66,961
Orchid Island Capital, Inc. (a)	117,160	975,943
P10, Inc., Class A	99,806	708,623
Pagseguro Digital Ltd., Class A *	451,502	5,621,200
Patria Investments Ltd., Class A	125,367	1,679,918
Payoneer Global, Inc. *	600,593	2,966,929
Paysafe Ltd. *	74,368	1,057,513
Paysign, Inc. *	74,618	343,243
PennyMac Financial Services, Inc.	58,073	4,973,372
PennyMac Mortgage Investment Trust	197,279	2,732,314
Perella Weinberg Partners, Class A	94,972	1,416,982
Piper Sandler Cos.	39,377	7,709,623
PJT Partners, Inc., Class A	54,025	5,104,822
PRA Group, Inc. *	88,338	2,101,561
Priority Technology Holdings, Inc. *	39,369	126,375
PROG Holdings, Inc.	100,490	3,340,288
Radian Group, Inc.	349,398	10,436,518
Ready Capital Corp.	363,246	3,094,856
Redwood Trust, Inc.	298,758	1,652,132
Regional Management Corp.	18,664	470,519
Remitly Global, Inc. *	309,121	5,511,627
Repay Holdings Corp., Class A *	188,293	1,914,940
Security National Financial Corp., Class A *	28,551	187,866
Silvercrest Asset Management Group, Inc., Class A	21,764	318,843
StepStone Group, Inc., Class A	124,789	4,501,139
StoneCo Ltd., Class A *	661,819	10,324,376
StoneX Group, Inc. *	61,427	4,459,600
SWK Holdings Corp. *	8,736	151,482
TPG RE Finance Trust, Inc.	156,175	1,144,763
Two Harbors Investment Corp.	235,645	2,976,196
Upstart Holdings, Inc. *(a)	168,026	3,718,415
Value Line, Inc.	2,043	73,957
Velocity Financial, Inc. *	19,685	337,598
Victory Capital Holdings, Inc., Class A	60,805	3,092,542
Virtus Investment Partners, Inc.	15,495	3,398,363
Walker & Dunlop, Inc.	72,251	6,620,359
Waterstone Financial, Inc.	40,081	454,519
WisdomTree, Inc.	313,170	2,787,213
World Acceptance Corp. *	9,166	1,260,967
		318,865,485

Food, Beverage & Tobacco 1.5%
Alico, Inc.	16,272	454,152
B&G Foods, Inc.	176,574	1,959,971
Benson Hill, Inc. *	395,910	72,650
Beyond Meat, Inc. *(a)	133,218	903,218
BRC, Inc., Class A *(a)	91,854	358,231
Calavo Growers, Inc.	39,072	1,052,990
Cal-Maine Foods, Inc.	93,382	5,166,826
Coca-Cola Consolidated, Inc.	10,832	8,947,232
Dole PLC	161,789	1,968,972
See financial notes
Schwab Equity Index Funds | Semiannual Report

Schwab Small-Cap Index Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Duckhorn Portfolio, Inc. *	121,441	1,028,605
Forafric Global PLC *	11,937	122,593
Fresh Del Monte Produce, Inc.	77,003	1,968,967
Hain Celestial Group, Inc. *	202,022	1,240,415
Ispire Technology, Inc. *	40,909	211,500
J & J Snack Foods Corp.	34,321	4,711,930
John B Sanfilippo & Son, Inc.	20,310	2,024,907
Lancaster Colony Corp.	44,325	8,457,653
Limoneira Co.	40,207	795,294
MGP Ingredients, Inc.	36,019	2,825,330
Mission Produce, Inc. *	109,240	1,239,874
National Beverage Corp. *	53,822	2,395,079
Primo Water Corp.	355,440	6,707,153
Seneca Foods Corp., Class A *	11,041	641,372
Simply Good Foods Co. *	206,183	7,515,370
SunOpta, Inc. *	212,274	1,390,395
TreeHouse Foods, Inc. *	115,045	4,319,940
Turning Point Brands, Inc.	38,674	1,115,358
Universal Corp.	54,705	2,813,478
Utz Brands, Inc.	163,368	2,945,525
Vector Group Ltd.	329,891	3,414,372
Vita Coco Co., Inc. *	85,591	2,074,726
Vital Farms, Inc. *	70,363	1,882,914
Westrock Coffee Co. *(a)	65,109	660,205
Zevia PBC, Class A *	56,995	49,067
		83,436,264

Health Care Equipment & Services 5.5%
23andMe Holding Co., Class A *	705,420	354,262
Accolade, Inc. *	156,818	1,196,521
Accuray, Inc. *	211,089	449,620
AdaptHealth Corp., Class A *	217,000	2,137,450
Addus HomeCare Corp. *	35,513	3,414,575
Agiliti, Inc. *	68,046	690,667
AirSculpt Technologies, Inc. *(a)	28,965	159,597
Alignment Healthcare, Inc. *	191,878	988,172
Alphatec Holdings, Inc. *	209,145	2,639,410
American Well Corp., Class A *	568,020	289,974
AMN Healthcare Services, Inc. *	86,757	5,203,685
AngioDynamics, Inc. *	84,825	491,137
Artivion, Inc. *	89,833	1,762,523
Astrana Health, Inc. *	98,328	3,652,885
AtriCure, Inc. *	106,030	2,557,444
Atrion Corp.	3,094	1,309,659
Avanos Medical, Inc. *	104,664	1,892,325
Aveanna Healthcare Holdings, Inc. *	116,553	262,244
Axogen, Inc. *	93,348	598,361
Axonics, Inc. *	112,848	7,512,291
Beyond Air, Inc. *(a)	58,597	63,285
BrightSpring Health Services, Inc. *	122,342	1,307,836
Brookdale Senior Living, Inc. *	422,395	2,868,062
Butterfly Network, Inc. *(a)	320,332	248,610
CareMax, Inc. *	5,726	20,442
Castle Biosciences, Inc. *	56,942	1,200,907
Cerus Corp. *	399,731	667,551
ClearPoint Neuro, Inc. *	52,401	284,537
Community Health Systems, Inc. *	283,193	934,537
CONMED Corp.	69,772	4,743,101
CorVel Corp. *	19,860	4,743,561
Cross Country Healthcare, Inc. *	76,091	1,339,202
Cutera, Inc. *(a)	42,386	102,574
CVRx, Inc. *	25,423	394,311
Definitive Healthcare Corp., Class A *	109,514	760,027
DocGo, Inc. *	178,658	603,864
Embecta Corp.	130,425	1,321,205
Enhabit, Inc. *	113,837	1,148,615
Ensign Group, Inc.	123,836	14,657,229
SECURITY	NUMBER OF SHARES	VALUE ($)
Evolent Health, Inc., Class A *	254,968	7,072,812
Fulgent Genetics, Inc. *	45,939	934,859
Glaukos Corp. *	107,785	10,347,360
Guardant Health, Inc. *	257,235	4,630,230
Haemonetics Corp. *	114,039	10,485,886
Health Catalyst, Inc. *	128,532	799,469
HealthEquity, Inc. *	193,156	15,241,940
HealthStream, Inc.	55,254	1,423,896
Hims & Hers Health, Inc. *	280,538	3,515,141
Inari Medical, Inc. *	121,777	4,547,153
InfuSystem Holdings, Inc. *	41,516	311,785
Inmode Ltd. *	175,932	3,024,271
Innovage Holding Corp. *	43,240	153,502
Inogen, Inc. *	53,386	363,025
Integer Holdings Corp. *	75,313	8,407,190
iRadimed Corp.	16,495	669,862
iRhythm Technologies, Inc. *	69,604	7,627,206
Joint Corp. *	32,546	388,599
KORU Medical Systems, Inc. *	79,915	173,416
Lantheus Holdings, Inc. *	154,684	10,292,673
LeMaitre Vascular, Inc.	44,835	2,905,308
LifeStance Health Group, Inc. *	239,364	1,479,270
LivaNova PLC *	123,161	6,866,226
Merit Medical Systems, Inc. *	128,921	9,553,046
ModivCare, Inc. *	28,460	667,956
Multiplan Corp. *	852,432	553,910
Nano-X Imaging Ltd. *(a)	107,095	959,571
National HealthCare Corp.	28,286	2,570,349
National Research Corp.	32,471	1,112,132
Neogen Corp. *	494,907	6,102,203
NeoGenomics, Inc. *	288,603	4,017,354
Nevro Corp. *	82,291	870,639
OmniAb, Inc., Class A *(c)	12,825	0
OmniAb, Inc., Class B *(c)	12,825	0
Omnicell, Inc. *	101,945	2,733,145
OPKO Health, Inc. *(a)	924,952	1,128,441
OptimizeRx Corp. *	36,146	368,689
Option Care Health, Inc. *	380,830	11,383,009
OraSure Technologies, Inc. *	161,837	856,118
Orchestra BioMed Holdings, Inc. *(a)	33,684	148,546
Orthofix Medical, Inc. *	79,172	1,029,236
OrthoPediatrics Corp. *	35,594	1,054,650
Outset Medical, Inc. *	113,729	287,734
Owens & Minor, Inc. *	168,202	4,161,318
P3 Health Partners, Inc. *(a)	91,086	48,931
Paragon 28, Inc. *	98,499	908,161
Patterson Cos., Inc.	190,190	4,844,139
Pediatrix Medical Group, Inc. *	191,830	1,701,532
Pennant Group, Inc. *	64,667	1,352,187
PetIQ, Inc., Class A *	62,187	1,014,892
Phreesia, Inc. *	120,207	2,493,093
Privia Health Group, Inc. *	254,933	4,690,767
PROCEPT BioRobotics Corp. *	91,419	4,843,379
Progyny, Inc. *	180,497	5,786,734
Pulmonx Corp. *	84,365	642,018
Pulse Biosciences, Inc. *(a)	36,922	272,115
Quipt Home Medical Corp. *	90,817	326,941
RadNet, Inc. *	136,744	6,632,084
RxSight, Inc. *	64,432	3,358,840
Sanara Medtech, Inc. *	8,678	276,308
Schrodinger, Inc. *	123,599	3,013,344
Select Medical Holdings Corp.	236,028	6,696,114
Semler Scientific, Inc. *	10,622	271,180
Sharecare, Inc. *	678,098	485,450
SI-BONE, Inc. *	90,219	1,286,523
Sight Sciences, Inc. *	49,804	276,412
Silk Road Medical, Inc. *	86,550	1,682,532
Simulations Plus, Inc.	35,912	1,628,609
See financial notes

Schwab Equity Index Funds | Semiannual Report

Schwab Small-Cap Index Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
STAAR Surgical Co. *	111,243	5,112,728
Surgery Partners, Inc. *	171,163	4,270,517
Surmodics, Inc. *	31,610	812,061
Tactile Systems Technology, Inc. *	54,396	749,033
Tela Bio, Inc. *	36,312	163,586
TransMedics Group, Inc. *	72,094	6,786,208
Treace Medical Concepts, Inc. *	102,020	1,057,947
TruBridge, Inc. *	32,648	257,919
U.S. Physical Therapy, Inc.	33,772	3,428,196
UFP Technologies, Inc. *	16,053	3,305,955
Utah Medical Products, Inc.	7,826	518,081
Varex Imaging Corp. *	89,086	1,447,648
Vicarious Surgical, Inc. *	260,655	73,140
Viemed Healthcare, Inc. *	78,880	646,027
Zimvie, Inc. *	59,043	897,454
Zynex, Inc. *(a)	42,088	461,705
		310,711,873

Household & Personal Products 1.2%
Beauty Health Co. *	180,895	584,291
BellRing Brands, Inc. *	299,633	16,530,753
Central Garden & Pet Co. *	21,713	889,147
Central Garden & Pet Co., Class A *	117,032	4,146,444
Edgewell Personal Care Co.	112,957	4,249,442
elf Beauty, Inc. *	122,564	19,920,327
Energizer Holdings, Inc.	163,311	4,690,292
Herbalife Ltd. *	225,478	1,950,385
Inter Parfums, Inc.	41,754	4,859,330
Medifast, Inc.	24,515	674,898
Nature's Sunshine Products, Inc. *	30,185	587,098
Nu Skin Enterprises, Inc., Class A	113,767	1,337,900
Oil-Dri Corp. of America	11,207	776,085
USANA Health Sciences, Inc. *	25,633	1,064,282
Waldencast PLC, Class A *(a)	63,202	307,794
WD-40 Co.	30,838	6,973,397
		69,541,865

Insurance 1.9%
Ambac Financial Group, Inc. *	101,497	1,466,632
American Coastal Insurance Corp., Class C *	44,838	469,454
American Equity Investment Life Holding Co.	178,800	10,032,468
AMERISAFE, Inc.	43,276	1,973,386
BRP Group, Inc., Class A *	136,556	3,637,852
CNO Financial Group, Inc.	254,376	6,697,720
Crawford & Co., Class A	33,123	307,381
Donegal Group, Inc., Class A	36,221	486,810
eHealth, Inc. *	62,445	267,265
Employers Holdings, Inc.	58,053	2,472,477
Enstar Group Ltd. *	27,080	7,863,220
F&G Annuities & Life, Inc.	42,447	1,605,346
Fidelis Insurance Holdings Ltd. (a)	137,444	2,553,710
Genworth Financial, Inc., Class A *	1,022,625	6,064,166
GoHealth, Inc., Class A *	8,961	90,237
Goosehead Insurance, Inc., Class A *	48,973	2,787,053
Greenlight Capital Re Ltd., Class A *	58,940	714,353
Hamilton Insurance Group Ltd., Class B *	37,837	513,826
HCI Group, Inc.	16,535	1,887,966
Hippo Holdings, Inc. *	23,956	512,419
Horace Mann Educators Corp.	93,204	3,435,499
Investors Title Co.	2,791	447,760
James River Group Holdings Ltd.	84,640	752,450
Kingsway Financial Services, Inc. *	24,339	216,617
Lemonade, Inc. *	115,584	1,991,512
Maiden Holdings Ltd. *	207,487	431,573
SECURITY	NUMBER OF SHARES	VALUE ($)
MBIA, Inc. *	101,313	637,259
Mercury General Corp.	60,797	3,177,251
National Western Life Group, Inc., Class A	5,161	2,522,800
NI Holdings, Inc. *	18,872	280,627
Oscar Health, Inc., Class A *	366,142	6,359,887
Palomar Holdings, Inc. *	55,254	4,346,832
ProAssurance Corp. *	115,765	1,546,620
Safety Insurance Group, Inc.	32,563	2,591,038
Selective Insurance Group, Inc.	136,765	13,902,162
Selectquote, Inc. *	311,916	470,993
SiriusPoint Ltd. *	161,516	1,902,659
Skyward Specialty Insurance Group, Inc. *	67,536	2,358,357
Stewart Information Services Corp.	60,682	3,762,891
Tiptree, Inc.	55,036	876,724
Trupanion, Inc. *(a)	89,840	2,021,400
United Fire Group, Inc.	47,437	1,047,883
Universal Insurance Holdings, Inc.	55,845	1,090,094
		108,574,629

Materials 4.8%
5E Advanced Materials, Inc. *(a)	89,888	103,371
AdvanSix, Inc.	58,968	1,489,532
Alpha Metallurgical Resources, Inc.	26,202	8,571,198
American Vanguard Corp.	59,806	681,190
Arcadium Lithium PLC *	2,321,042	10,212,585
Arch Resources, Inc.	40,891	6,492,673
Aspen Aerogels, Inc. *	115,271	1,805,144
ATI, Inc. *	292,940	17,488,518
Avient Corp.	205,159	8,702,845
Balchem Corp.	72,732	10,282,850
Cabot Corp.	123,619	11,277,761
Caledonia Mining Corp. PLC	38,017	372,947
Carpenter Technology Corp.	110,999	9,512,614
Century Aluminum Co. *	119,598	2,075,025
Clearwater Paper Corp. *	36,891	1,661,571
Coeur Mining, Inc. *	812,015	3,670,308
Commercial Metals Co.	266,105	14,300,483
Compass Minerals International, Inc.	77,054	959,322
Constellium SE, Class A *	292,697	5,763,204
Contango ORE, Inc. *	17,346	362,011
Core Molding Technologies, Inc. *	16,179	291,546
Dakota Gold Corp. *	140,374	373,395
Danimer Scientific, Inc. *(a)	200,587	150,440
Ecovyst, Inc. *	209,332	1,974,001
Glatfelter Corp. *	102,934	147,196
Greif, Inc., Class A	67,216	4,118,996
Hawkins, Inc.	43,890	3,325,545
Haynes International, Inc.	28,950	1,741,343
HB Fuller Co.	122,732	9,169,308
Hecla Mining Co.	1,387,317	6,562,009
i-80 Gold Corp. *	444,218	524,177
Ingevity Corp. *	82,873	4,238,125
Innospec, Inc.	56,649	6,797,880
Intrepid Potash, Inc. *	24,005	482,981
Ivanhoe Electric, Inc. *	145,572	1,470,277
Kaiser Aluminum Corp.	36,154	3,271,575
Knife River Corp. *	128,687	10,062,037
Koppers Holdings, Inc.	45,755	2,346,316
Kronos Worldwide, Inc.	50,645	579,885
LSB Industries, Inc. *	123,398	1,147,601
Materion Corp.	46,707	5,368,503
Mativ Holdings, Inc.	121,825	2,224,525
Metallus, Inc. *	96,971	1,993,724
Minerals Technologies, Inc.	74,058	5,398,088
Myers Industries, Inc.	83,666	1,832,285
See financial notes
Schwab Equity Index Funds | Semiannual Report

Schwab Small-Cap Index Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
NioCorp Developments Ltd. *(a)	4,462	9,058
Novagold Resources, Inc. *	549,011	1,592,132
O-I Glass, Inc. *	353,435	5,287,388
Olympic Steel, Inc.	22,428	1,425,748
Origin Materials, Inc. *	270,638	219,081
Orion SA	125,367	2,966,183
Pactiv Evergreen, Inc.	91,898	1,400,526
Perimeter Solutions SA *	341,808	2,392,656
Perpetua Resources Corp. *	86,353	471,487
Piedmont Lithium, Inc. *	41,118	503,696
PureCycle Technologies, Inc. *(a)	266,319	1,243,710
Quaker Chemical Corp.	31,562	5,887,260
Radius Recycling, Inc., Class A	59,670	1,039,451
Ramaco Resources, Inc., Class A	50,300	788,704
Ramaco Resources, Inc., Class B	10,643	118,244
Ranpak Holdings Corp., Class A *	97,831	708,296
Rayonier Advanced Materials, Inc. *	146,630	546,930
Ryerson Holding Corp.	63,663	1,817,579
Sensient Technologies Corp.	95,605	7,000,198
Stepan Co.	48,288	4,007,421
Summit Materials, Inc., Class A *	271,590	10,564,851
SunCoke Energy, Inc.	191,191	1,971,179
Sylvamo Corp.	81,554	5,097,125
Tredegar Corp.	60,362	385,110
TriMas Corp.	94,067	2,444,801
Trinseo PLC	80,925	211,214
Tronox Holdings PLC	265,272	4,506,971
U.S. Lime & Minerals, Inc.	4,684	1,452,040
Valhi, Inc.	5,287	78,089
Warrior Met Coal, Inc.	117,404	8,024,563
Worthington Steel, Inc.	69,751	2,147,633
		267,686,234

Media & Entertainment 1.7%
Advantage Solutions, Inc. *	199,682	850,645
AMC Networks, Inc., Class A *	69,022	733,014
Atlanta Braves Holdings, Inc., Class C *	128,247	4,800,285
Boston Omaha Corp., Class A *	53,525	826,426
Bumble, Inc., Class A *	229,561	2,318,566
Cardlytics, Inc. *	83,036	1,017,191
Cargurus, Inc. *	217,167	4,877,571
Cars.com, Inc. *	150,998	2,523,177
Cinemark Holdings, Inc. *	249,037	4,268,494
Clear Channel Outdoor Holdings, Inc. *	848,448	1,179,343
DHI Group, Inc. *	101,283	237,002
EchoStar Corp., Class A *	276,034	4,413,784
Emerald Holding, Inc. *	35,666	205,079
Entravision Communications Corp., Class A	138,513	289,492
Eventbrite, Inc., Class A *	176,254	930,621
EverQuote, Inc., Class A *	49,011	988,552
EW Scripps Co., Class A *	132,446	497,997
fuboTV, Inc. *	635,608	902,563
Gambling.com Group Ltd. *	35,321	305,527
Gannett Co., Inc. *	325,497	787,703
Gray Television, Inc.	191,057	1,098,578
Grindr, Inc. *	94,284	923,040
iHeartMedia, Inc., Class A *	233,933	491,259
IMAX Corp. *	101,659	1,627,561
Integral Ad Science Holding Corp. *	152,805	1,465,400
John Wiley & Sons, Inc., Class A	81,682	3,068,793
Lions Gate Entertainment Corp., Class A *	386,559	3,900,380
Loop Media, Inc. *	83,321	25,588
Madison Square Garden Entertainment Corp., Class A *	90,149	3,529,333
Magnite, Inc. *	307,714	2,717,115
SECURITY	NUMBER OF SHARES	VALUE ($)
Marcus Corp.	55,333	721,542
MediaAlpha, Inc., Class A *	52,514	1,063,408
Nextdoor Holdings, Inc. *	344,665	703,117
Outbrain, Inc. *	93,813	379,943
Playstudios, Inc. *	194,082	419,217
PubMatic, Inc., Class A *	94,617	2,123,205
QuinStreet, Inc. *	119,430	2,160,489
Reservoir Media, Inc. *	45,337	405,766
Scholastic Corp.	58,372	2,079,211
Shutterstock, Inc.	56,058	2,394,237
Sinclair, Inc.	75,799	932,328
Sphere Entertainment Co. *	60,387	2,346,639
Stagwell, Inc., Class A *	188,403	1,120,998
System1, Inc. *	80,049	136,884
TechTarget, Inc. *	58,751	1,615,652
TEGNA, Inc.	448,649	6,119,572
Thryv Holdings, Inc. *	70,155	1,614,267
Townsquare Media, Inc., Class A	26,692	322,172
TrueCar, Inc. *	197,987	522,686
Urban One, Inc. *	23,446	36,341
Urban One, Inc., Class A *	24,438	48,632
Vimeo, Inc. *	348,077	1,249,596
Vivid Seats, Inc., Class A *	169,418	891,139
WideOpenWest, Inc. *	117,264	418,632
Yelp, Inc., Class A *	151,327	6,089,398
Ziff Davis, Inc. *	104,064	5,214,647
ZipRecruiter, Inc., Class A *	154,409	1,587,325
		94,517,122

Pharmaceuticals, Biotechnology & Life Sciences 9.4%
2seventy bio, Inc. *	116,417	530,862
4D Molecular Therapeutics, Inc. *	92,443	2,212,161
89bio, Inc. *	179,791	1,530,021
Aadi Bioscience, Inc. *	37,075	71,184
ACADIA Pharmaceuticals, Inc. *	279,219	4,665,749
ACELYRIN, Inc. *	164,696	688,429
Aclaris Therapeutics, Inc. *	160,330	193,999
Acrivon Therapeutics, Inc. *	27,342	248,539
Actinium Pharmaceuticals, Inc. *	63,682	490,351
Adaptive Biotechnologies Corp. *	262,202	686,969
Adicet Bio, Inc. *	120,076	178,913
ADMA Biologics, Inc. *	482,726	3,147,374
Aerovate Therapeutics, Inc. *	25,922	518,699
Agenus, Inc. *	41,710	505,525
Agios Pharmaceuticals, Inc. *	125,878	4,091,035
Akero Therapeutics, Inc. *	139,772	2,780,065
Akoya Biosciences, Inc. *(a)	51,893	198,231
Aldeyra Therapeutics, Inc. *	106,476	419,515
Alector, Inc. *	164,054	833,394
Alkermes PLC *	376,123	9,230,058
Allakos, Inc. *	151,975	159,574
Allogene Therapeutics, Inc. *	212,263	585,846
Allovir, Inc. *	118,150	93,858
Alpine Immune Sciences, Inc. *	87,110	5,626,435
Altimmune, Inc. *	122,309	801,124
ALX Oncology Holdings, Inc. *(a)	59,761	1,017,132
Amicus Therapeutics, Inc. *	658,426	6,577,676
Amneal Pharmaceuticals, Inc. *	279,256	1,689,499
Amphastar Pharmaceuticals, Inc. *	85,661	3,533,516
Amylyx Pharmaceuticals, Inc. *	116,593	211,033
AnaptysBio, Inc. *	42,229	1,027,854
Anavex Life Sciences Corp. *(a)	168,121	613,642
ANI Pharmaceuticals, Inc. *	33,343	2,200,638
Anika Therapeutics, Inc. *	33,543	868,428
Annexon, Inc. *	152,719	694,871
Apogee Therapeutics, Inc. *	94,104	4,733,431
Arbutus Biopharma Corp. *	288,534	787,698
See financial notes

Schwab Equity Index Funds | Semiannual Report

Schwab Small-Cap Index Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Arcellx, Inc. *	87,254	4,364,445
Arcturus Therapeutics Holdings, Inc. *	52,593	1,344,803
Arcus Biosciences, Inc. *	121,518	1,850,719
Arcutis Biotherapeutics, Inc. *	181,133	1,507,027
Ardelyx, Inc. *	522,919	3,346,682
ArriVent Biopharma, Inc. *	22,256	367,669
Arrowhead Pharmaceuticals, Inc. *	263,628	5,963,265
ARS Pharmaceuticals, Inc. *	55,441	482,337
Arvinas, Inc. *	114,199	3,628,102
Assertio Holdings, Inc. *	204,683	181,165
Astria Therapeutics, Inc. *	113,008	1,037,413
Atara Biotherapeutics, Inc. *	235,645	162,595
Atea Pharmaceuticals, Inc. *	173,792	643,030
Aura Biosciences, Inc. *	80,882	598,527
Aurinia Pharmaceuticals, Inc. *	310,029	1,578,048
Avid Bioservices, Inc. *	143,075	1,091,662
Avidity Biosciences, Inc. *	167,529	4,042,475
Avita Medical, Inc. *	57,246	480,866
Axsome Therapeutics, Inc. *	80,977	5,972,864
Beam Therapeutics, Inc. *	169,919	3,605,681
BioAtla, Inc. *	101,115	228,014
BioCryst Pharmaceuticals, Inc. *	429,424	1,773,521
Biohaven Ltd. *	155,313	6,026,144
BioLife Solutions, Inc. *	80,247	1,407,532
Biomea Fusion, Inc. *(a)	44,232	475,052
Biote Corp., Class A *	32,001	176,326
BioVie, Inc., Class A *	29,935	14,668
Bioxcel Therapeutics, Inc. *(a)	49,908	125,768
Bluebird Bio, Inc. *	434,109	385,098
Blueprint Medicines Corp. *	138,042	12,608,756
Bridgebio Pharma, Inc. *	264,760	6,783,151
Bright Green Corp. *	137,897	34,598
Cabaletta Bio, Inc. *	79,079	841,796
Cara Therapeutics, Inc. *	107,050	80,491
CareDx, Inc. *	117,016	908,044
Cargo Therapeutics, Inc. *(a)	48,745	931,029
Caribou Biosciences, Inc. *	183,381	665,673
Carisma Therapeutics, Inc. *(a)	60,952	99,352
Cartesian Therapeutics, Inc. *(a)	8,850	195,328
Cassava Sciences, Inc. *(a)	91,379	2,024,045
Catalyst Pharmaceuticals, Inc. *	252,520	3,800,426
Celcuity, Inc. *	41,824	659,564
Celldex Therapeutics, Inc. *	141,281	5,286,735
Century Therapeutics, Inc. *	53,526	155,761
Cerevel Therapeutics Holdings, Inc. *	162,495	6,940,161
CG oncology, Inc. *	52,730	2,119,219
Citius Pharmaceuticals, Inc. *	309,894	231,274
Codexis, Inc. *	158,691	461,791
Cogent Biosciences, Inc. *	188,940	1,228,110
Coherus Biosciences, Inc. *	243,185	476,643
Collegium Pharmaceutical, Inc. *	74,186	2,739,689
Compass Therapeutics, Inc. *	216,166	311,279
Corcept Therapeutics, Inc. *	185,422	4,324,041
CorMedix, Inc. *(a)	127,039	667,590
Crinetics Pharmaceuticals, Inc. *	149,712	6,560,380
CryoPort, Inc. *	98,207	1,589,971
Cue Biopharma, Inc. *	74,459	141,472
Cullinan Therapeutics, Inc. *	57,951	1,565,257
Cytek Biosciences, Inc. *	273,935	1,646,349
Cytokinetics, Inc. *	216,838	13,296,506
Day One Biopharmaceuticals, Inc. *	142,887	2,443,368
Deciphera Pharmaceuticals, Inc. *	121,274	3,064,594
Denali Therapeutics, Inc. *	271,832	4,197,086
Design Therapeutics, Inc. *	74,915	263,701
Disc Medicine, Inc. *	21,365	594,802
Dynavax Technologies Corp. *	293,722	3,339,619
Dyne Therapeutics, Inc. *	134,091	3,393,843
Eagle Pharmaceuticals, Inc. *	23,660	96,769
SECURITY	NUMBER OF SHARES	VALUE ($)
Edgewise Therapeutics, Inc. *	130,673	2,344,274
Editas Medicine, Inc. *	185,003	963,866
Emergent BioSolutions, Inc. *(b)	115,644	217,411
Enanta Pharmaceuticals, Inc. *	46,447	638,182
Enliven Therapeutics, Inc. *(a)	53,393	928,504
Entrada Therapeutics, Inc. *	47,973	568,480
Erasca, Inc. *	184,468	370,781
Evolus, Inc. *	95,577	1,124,941
Eyenovia, Inc. *(a)	63,574	47,744
EyePoint Pharmaceuticals, Inc. *	84,704	1,490,790
Fate Therapeutics, Inc. *	193,069	762,623
Fennec Pharmaceuticals, Inc. *	41,497	380,942
FibroGen, Inc. *	209,142	234,239
Foghorn Therapeutics, Inc. *	46,468	253,715
Genelux Corp. *(a)	42,791	133,080
Generation Bio Co. *	103,517	292,953
Geron Corp. *	1,160,284	4,559,916
Gritstone bio, Inc. *	200,640	160,512
Halozyme Therapeutics, Inc. *	294,910	11,236,071
Harmony Biosciences Holdings, Inc. *	73,651	2,276,552
Harrow, Inc. *	69,252	705,678
Harvard Bioscience, Inc. *	88,966	339,850
Heron Therapeutics, Inc. *	236,703	549,151
HilleVax, Inc. *	59,000	778,800
Humacyte, Inc. *	139,698	547,616
Ideaya Biosciences, Inc. *	149,456	6,075,386
IGM Biosciences, Inc. *(a)	29,613	285,173
Ikena Oncology, Inc. *	73,880	97,522
Immuneering Corp., Class A *	51,835	73,606
ImmunityBio, Inc. *(a)	300,628	2,402,018
Immunovant, Inc. *	122,349	3,357,257
Inhibrx, Inc. *	77,891	2,651,410
Innoviva, Inc. *	132,373	2,000,156
Inozyme Pharma, Inc. *	105,656	465,943
Insmed, Inc. *	313,531	7,750,486
Intellia Therapeutics, Inc. *	204,080	4,367,312
Intra-Cellular Therapies, Inc. *	227,853	16,362,124
Iovance Biotherapeutics, Inc. *	538,650	6,345,297
Ironwood Pharmaceuticals, Inc., Class A *	314,483	2,437,243
iTeos Therapeutics, Inc. *	56,509	606,907
Janux Therapeutics, Inc. *	39,368	2,243,976
KalVista Pharmaceuticals, Inc. *	71,727	814,101
Karyopharm Therapeutics, Inc. *	258,909	266,676
Keros Therapeutics, Inc. *	58,255	3,284,999
Kezar Life Sciences, Inc. *	163,132	134,502
Kiniksa Pharmaceuticals Ltd., Class A *	72,960	1,365,811
Kodiak Sciences, Inc. *	74,143	237,999
Krystal Biotech, Inc. *	49,021	7,506,096
Kura Oncology, Inc. *	160,213	3,143,379
Kymera Therapeutics, Inc. *	92,536	3,111,060
Larimar Therapeutics, Inc. *	58,339	401,956
LENZ Therapeutics, Inc.	9,149	145,195
Lexeo Therapeutics, Inc. *	23,161	288,354
Lexicon Pharmaceuticals, Inc. *(a)	208,977	321,825
Ligand Pharmaceuticals, Inc. *	38,220	2,671,196
Lineage Cell Therapeutics, Inc. *	297,769	324,568
Liquidia Corp. *	114,252	1,468,138
Longboard Pharmaceuticals, Inc. *	56,477	1,202,960
Lyell Immunopharma, Inc. *	399,765	867,490
MacroGenics, Inc. *	138,324	2,044,429
Madrigal Pharmaceuticals, Inc. *	33,567	6,848,339
MannKind Corp. *	590,502	2,426,963
Marinus Pharmaceuticals, Inc. *	124,166	175,074
MaxCyte, Inc. *	198,938	722,145
MeiraGTx Holdings PLC *	74,544	363,775
Merrimack Pharmaceuticals, Inc. *	23,947	352,979
Mersana Therapeutics, Inc. *	251,301	796,624
See financial notes
Schwab Equity Index Funds | Semiannual Report

Schwab Small-Cap Index Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Mesa Laboratories, Inc.	11,640	1,234,771
MiMedx Group, Inc. *	261,906	1,613,341
Mineralys Therapeutics, Inc. *	45,318	555,146
Mirum Pharmaceuticals, Inc. *	56,062	1,407,717
Monte Rosa Therapeutics, Inc. *(a)	69,530	369,900
Morphic Holding, Inc. *	86,544	2,360,055
Mural Oncology PLC *	38,728	143,294
Myriad Genetics, Inc. *	198,698	3,888,520
Nautilus Biotechnology, Inc. *	114,098	289,809
Neumora Therapeutics, Inc. *(a)	32,558	295,952
Nkarta, Inc. *	69,109	461,648
Novavax, Inc. *(a)	257,028	1,112,931
Nurix Therapeutics, Inc. *	107,156	1,288,015
Nuvalent, Inc., Class A *	60,169	4,144,441
Nuvation Bio, Inc. *	332,937	995,482
Nuvectis Pharma, Inc. *(a)	17,590	106,947
Ocean Biomedical, Inc. *	19,835	27,769
Ocular Therapeutix, Inc. *	262,607	1,244,757
Olema Pharmaceuticals, Inc. *	60,729	617,614
Omega Therapeutics, Inc. *(a)	55,712	124,238
Omeros Corp. *(a)	139,171	438,389
OmniAb, Inc. *	213,690	948,784
Optinose, Inc. *	166,635	136,807
Organogenesis Holdings, Inc., Class A *	160,584	377,372
ORIC Pharmaceuticals, Inc. *	87,891	776,078
Outlook Therapeutics, Inc. *	17,730	158,152
Ovid therapeutics, Inc. *	135,487	413,235
Pacific Biosciences of California, Inc. *	572,148	944,044
Pacira BioSciences, Inc. *	103,459	2,715,799
PDS Biotechnology Corp. *(a)	63,925	214,149
PepGen, Inc. *	22,976	282,145
Phathom Pharmaceuticals, Inc. *	74,192	669,954
Phibro Animal Health Corp., Class A	46,720	780,224
Pliant Therapeutics, Inc. *	129,245	1,527,676
PMV Pharmaceuticals, Inc. *	88,482	159,268
Poseida Therapeutics, Inc., Class A *	155,344	375,932
Precigen, Inc. *	309,642	408,727
Prelude Therapeutics, Inc. *	33,475	126,201
Prestige Consumer Healthcare, Inc. *	113,037	8,111,535
Prime Medicine, Inc. *(a)	87,329	429,659
ProKidney Corp. *(a)	103,938	214,632
Protagonist Therapeutics, Inc. *	129,530	3,252,498
Protalix BioTherapeutics, Inc. *	153,561	175,060
Prothena Corp. PLC *	95,740	1,947,352
PTC Therapeutics, Inc. *	163,131	5,244,662
Quanterix Corp. *	80,208	1,292,953
Quantum-Si, Inc. *	229,457	369,426
Rallybio Corp. *	69,890	134,189
RAPT Therapeutics, Inc. *	68,425	526,873
Recursion Pharmaceuticals, Inc., Class A *(a)	317,072	2,479,503
REGENXBIO, Inc. *	92,557	1,420,750
Relay Therapeutics, Inc. *	215,065	1,402,224
Reneo Pharmaceuticals, Inc. *	30,078	50,230
Replimune Group, Inc. *	110,786	703,491
Revance Therapeutics, Inc. *	197,529	713,080
REVOLUTION Medicines, Inc. *	316,759	11,808,776
Rhythm Pharmaceuticals, Inc. *	121,541	4,832,470
Rigel Pharmaceuticals, Inc. *	391,223	410,784
Rocket Pharmaceuticals, Inc. *	142,296	3,062,210
Sage Therapeutics, Inc. *	120,061	1,673,650
Sagimet Biosciences, Inc., Class A *	51,869	202,289
Sana Biotechnology, Inc. *	217,089	1,953,801
Sangamo Therapeutics, Inc. *	334,204	172,082
Savara, Inc. *	202,527	927,574
Scholar Rock Holding Corp. *	130,501	1,914,450
Scilex Holding Co. *(c)	147,603	105,022
scPharmaceuticals, Inc. *	64,751	289,437
SECURITY	NUMBER OF SHARES	VALUE ($)
Seer, Inc., Class A *	134,013	278,747
Seres Therapeutics, Inc. *	225,395	223,276
SIGA Technologies, Inc.	105,114	922,901
SpringWorks Therapeutics, Inc. *	155,427	7,256,887
Stoke Therapeutics, Inc. *	63,060	695,552
Summit Therapeutics, Inc. *	259,842	1,021,179
Supernus Pharmaceuticals, Inc. *	111,514	3,356,571
Sutro Biopharma, Inc. *	137,495	466,796
Syndax Pharmaceuticals, Inc. *	178,505	3,771,811
Tango Therapeutics, Inc. *	102,672	790,574
Taro Pharmaceutical Industries Ltd. *	18,686	793,781
Tarsus Pharmaceuticals, Inc. *	66,484	2,089,592
Tenaya Therapeutics, Inc. *	105,724	479,987
Terns Pharmaceuticals, Inc. *	97,966	494,728
TG Therapeutics, Inc. *	313,968	4,288,803
Theravance Biopharma, Inc. *	110,373	931,548
Third Harmonic Bio, Inc. *	44,524	495,997
Travere Therapeutics, Inc. *	164,359	908,905
Trevi Therapeutics, Inc. *	95,150	278,790
Turnstone Biologics Corp. *	34,443	89,552
Twist Bioscience Corp. *	130,986	4,090,693
Tyra Biosciences, Inc. *(a)	31,103	531,861
UroGen Pharma Ltd. *	62,880	869,002
Vanda Pharmaceuticals, Inc. *	128,172	610,099
Vaxcyte, Inc. *	240,910	14,587,100
Vaxxinity, Inc., Class A *	97,417	11,953
Ventyx Biosciences, Inc. *	106,353	397,760
Vera Therapeutics, Inc., Class A *	90,929	3,592,605
Veracyte, Inc. *	165,047	3,229,970
Vericel Corp. *	108,317	4,968,501
Verrica Pharmaceuticals, Inc. *(a)	47,719	332,363
Verve Therapeutics, Inc. *	149,635	899,306
Vigil Neuroscience, Inc. *	36,733	95,873
Viking Therapeutics, Inc. *	232,404	18,494,710
Vir Biotechnology, Inc. *	191,899	1,623,466
Viridian Therapeutics, Inc. *	112,848	1,496,364
Vor BioPharma, Inc. *	86,126	148,137
Voyager Therapeutics, Inc. *	89,224	697,732
WaVe Life Sciences Ltd. *	166,748	822,068
X4 Pharmaceuticals, Inc. *	281,457	315,232
Xencor, Inc. *	131,816	2,760,227
Xeris Biopharma Holdings, Inc. *	305,453	534,543
XOMA Corp. *	16,717	423,609
Y-mAbs Therapeutics, Inc. *	82,932	1,261,396
Zentalis Pharmaceuticals, Inc. *	131,696	1,456,558
Zevra Therapeutics, Inc. *	80,271	367,641
Zura Bio Ltd., Class A *	39,744	169,707
Zymeworks, Inc. *	125,491	1,076,713
		529,845,320

Real Estate Management & Development 0.6%
American Realty Investors, Inc. *	3,281	45,212
Anywhere Real Estate, Inc. *	244,231	1,186,963
Compass, Inc., Class A *	645,773	2,034,185
Cushman & Wakefield PLC *	376,812	3,636,236
DigitalBridge Group, Inc.	367,498	6,041,667
Douglas Elliman, Inc. *	176,327	239,805
eXp World Holdings, Inc. (a)	161,347	1,607,016
Forestar Group, Inc. *	42,100	1,304,679
FRP Holdings, Inc. *	30,227	916,180
Kennedy-Wilson Holdings, Inc.	271,274	2,330,244
Marcus & Millichap, Inc.	54,172	1,715,627
Maui Land & Pineapple Co., Inc. *	17,243	335,894
Newmark Group, Inc., Class A	308,023	2,947,780
Opendoor Technologies, Inc. *	1,289,051	2,565,212
RE/MAX Holdings, Inc., Class A	39,978	280,646
Redfin Corp. *	253,530	1,422,303
See financial notes

Schwab Equity Index Funds | Semiannual Report

Schwab Small-Cap Index Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
RMR Group, Inc., Class A	35,070	831,860
St. Joe Co.	78,045	4,464,174
Star Holdings *	29,626	352,253
Stratus Properties, Inc. *	12,884	292,209
Tejon Ranch Co. *	47,715	800,658
Transcontinental Realty Investors, Inc. *	2,933	84,030
		35,434,833

Semiconductors & Semiconductor Equipment 3.1%
ACM Research, Inc., Class A *	111,523	2,846,067
Aehr Test Systems *	61,902	741,586
Alpha & Omega Semiconductor Ltd. *	53,423	1,168,361
Ambarella, Inc. *	87,387	4,017,180
Amkor Technology, Inc.	255,488	8,265,037
Atomera, Inc. *(a)	52,430	243,275
Axcelis Technologies, Inc. *	73,995	7,659,962
CEVA, Inc. *	52,650	1,067,216
Cohu, Inc. *	105,906	3,211,070
Credo Technology Group Holding Ltd. *	282,765	5,053,011
Diodes, Inc. *	102,543	7,486,664
FormFactor, Inc. *	175,165	7,810,607
Ichor Holdings Ltd. *	65,504	2,540,245
Impinj, Inc. *	52,973	8,442,837
indie Semiconductor, Inc., Class A *	344,181	1,934,297
inTEST Corp. *	27,297	307,637
Kulicke & Soffa Industries, Inc.	126,147	5,838,083
MACOM Technology Solutions Holdings, Inc. *	125,885	12,833,976
Maxeon Solar Technologies Ltd. *(a)	67,876	132,358
MaxLinear, Inc. *	172,597	3,588,292
Navitas Semiconductor Corp., Class A *	260,457	1,127,779
NVE Corp.	10,865	884,411
Onto Innovation, Inc. *	111,233	20,632,609
PDF Solutions, Inc. *	70,357	2,116,339
Photronics, Inc. *	138,464	3,795,298
Power Integrations, Inc.	128,909	8,600,808
Rambus, Inc. *	244,654	13,411,932
Semtech Corp. *	144,843	5,448,994
Silicon Laboratories, Inc. *	72,047	8,752,990
SiTime Corp. *	40,264	3,588,328
SkyWater Technology, Inc. *	41,250	423,225
SMART Global Holdings, Inc. *	116,958	2,136,823
Synaptics, Inc. *	89,603	8,060,686
Transphorm, Inc. *	66,481	319,109
Ultra Clean Holdings, Inc. *	100,770	4,215,209
Veeco Instruments, Inc. *	115,286	4,074,207
		172,776,508

Software & Services 6.4%
8x8, Inc. *	277,657	613,622
A10 Networks, Inc.	160,404	2,094,876
ACI Worldwide, Inc. *	246,161	8,394,090
Adeia, Inc.	242,834	2,389,487
Agilysys, Inc. *	45,863	3,808,922
Alarm.com Holdings, Inc. *	108,768	7,233,072
Alkami Technology, Inc. *	92,714	2,231,626
Altair Engineering, Inc., Class A *	124,772	10,037,907
American Software, Inc., Class A	72,827	736,281
Amplitude, Inc., Class A *	156,696	1,534,054
Appfolio, Inc., Class A *	43,685	9,906,884
Appian Corp., Class A *	93,147	3,487,424
Applied Digital Corp. *(a)	197,846	535,173
Asana, Inc., Class A *	188,716	2,806,207
Aurora Innovation, Inc. *	809,672	2,246,840
AvePoint, Inc. *	335,885	2,609,826
BigBear.ai Holdings, Inc. *(a)	118,096	196,039
SECURITY	NUMBER OF SHARES	VALUE ($)
BigCommerce Holdings, Inc. *	154,701	875,608
Bit Digital, Inc. *(a)	204,171	415,488
Blackbaud, Inc. *	98,842	7,701,769
BlackLine, Inc. *	129,240	7,502,382
Box, Inc., Class A *	319,822	8,321,768
Braze, Inc., Class A *	121,761	5,101,786
Brightcove, Inc. *	99,091	176,382
C3.ai, Inc., Class A *(a)	186,928	4,211,488
Cerence, Inc. *	93,889	855,329
Cipher Mining, Inc. *(a)	96,211	357,905
Cleanspark, Inc. *	437,372	7,164,153
Clear Secure, Inc., Class A	188,469	3,292,553
CommVault Systems, Inc. *	100,236	10,271,183
Consensus Cloud Solutions, Inc. *	42,837	498,623
CoreCard Corp. *	16,551	198,281
Couchbase, Inc. *	81,086	1,957,416
CS Disco, Inc. *	51,204	386,590
CXApp, Inc. *	4,459	14,982
Daily Journal Corp. *	3,159	1,058,897
Digimarc Corp. *	32,271	682,209
Digital Turbine, Inc. *	226,986	433,543
DigitalOcean Holdings, Inc. *	139,505	4,584,134
Domo, Inc., Class B *	72,712	547,521
E2open Parent Holdings, Inc. *	392,846	1,905,303
eGain Corp. *	48,556	301,533
Enfusion, Inc., Class A *	90,271	840,423
Envestnet, Inc. *	113,785	7,062,635
Everbridge, Inc. *	93,473	3,248,187
EverCommerce, Inc. *	53,324	479,916
Expensify, Inc., Class A *	126,263	202,021
Fastly, Inc., Class A *	277,454	3,509,793
Freshworks, Inc., Class A *	367,943	6,567,783
Grid Dynamics Holdings, Inc. *	127,745	1,248,069
Hackett Group, Inc.	57,333	1,243,553
Information Services Group, Inc.	76,739	258,610
Instructure Holdings, Inc. *	44,271	846,904
Intapp, Inc. *	90,379	2,794,519
InterDigital, Inc.	58,504	5,776,100
Jamf Holding Corp. *	160,508	3,125,091
Kaltura, Inc. *	189,727	233,364
LivePerson, Inc. *	181,747	91,037
LiveRamp Holdings, Inc. *	147,081	4,722,771
Marathon Digital Holdings, Inc. *	508,211	8,161,869
Matterport, Inc. *	590,136	2,714,626
MeridianLink, Inc. *	57,801	964,121
MicroStrategy, Inc., Class A *	33,735	35,928,787
Mitek Systems, Inc. *	100,004	1,263,051
Model N, Inc. *	87,929	2,607,095
N-able, Inc. *	158,392	1,941,886
NextNav, Inc. *(a)	128,776	1,173,149
Olo, Inc., Class A *	232,716	1,117,037
ON24, Inc.	66,316	437,022
OneSpan, Inc. *	92,428	1,000,071
PagerDuty, Inc. *	202,212	4,036,152
Perficient, Inc. *	77,793	3,676,497
PowerSchool Holdings, Inc., Class A *	128,953	2,233,466
Progress Software Corp.	100,389	5,001,380
PROS Holdings, Inc. *	101,417	3,321,407
Q2 Holdings, Inc. *	129,280	6,643,699
Qualys, Inc. *	84,487	13,848,264
Rackspace Technology, Inc. *	147,037	252,904
Rapid7, Inc. *	137,728	6,170,214
Red Violet, Inc. *	25,499	427,873
Rimini Street, Inc. *	114,282	303,990
Riot Platforms, Inc. *	450,026	4,549,763
Sapiens International Corp. NV	69,612	2,144,050
SEMrush Holdings, Inc., Class A *	71,942	880,570
SolarWinds Corp.	118,260	1,303,225
See financial notes
Schwab Equity Index Funds | Semiannual Report

Schwab Small-Cap Index Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
SoundHound AI, Inc., Class A *(a)	311,211	1,319,535
SoundThinking, Inc. *	22,013	294,094
Sprinklr, Inc., Class A *	239,914	2,804,595
Sprout Social, Inc., Class A *	110,313	5,565,291
SPS Commerce, Inc. *	83,357	14,493,282
Squarespace, Inc., Class A *	128,625	4,483,867
Tenable Holdings, Inc. *	264,362	11,888,359
Terawulf, Inc. *	353,643	767,405
Thoughtworks Holding, Inc. *	213,772	495,951
Tucows, Inc., Class A *	22,699	401,091
Unisys Corp. *	149,219	810,259
Varonis Systems, Inc., Class B *	247,083	10,809,881
Verint Systems, Inc. *	138,720	4,200,442
Veritone, Inc. *(a)	59,872	195,781
Viant Technology, Inc., Class A *	33,212	291,933
Weave Communications, Inc. *	77,987	833,681
Workiva, Inc., Class A *	112,766	8,885,961
Xperi, Inc. *	97,987	1,029,843
Yext, Inc. *	244,558	1,342,623
Zeta Global Holdings Corp., Class A *	318,488	3,936,512
Zuora, Inc., Class A *	307,896	3,035,855
		361,918,341

Technology Hardware & Equipment 5.1%
908 Devices, Inc. *	50,129	285,735
ADTRAN Holdings, Inc.	179,986	788,339
Advanced Energy Industries, Inc.	85,376	8,182,436
Aeva Technologies, Inc. *	36,311	113,290
Akoustis Technologies, Inc. *	213,442	125,312
Arlo Technologies, Inc. *	203,020	2,513,388
Aviat Networks, Inc. *	26,285	879,233
Badger Meter, Inc.	66,837	12,225,824
Bel Fuse, Inc., Class B	23,641	1,388,200
Belden, Inc.	94,552	7,684,241
Benchmark Electronics, Inc.	80,218	2,423,386
Calix, Inc. *	133,664	3,706,503
Cambium Networks Corp. *	27,989	94,883
Clearfield, Inc. *	29,269	881,582
Climb Global Solutions, Inc.	9,506	612,757
CommScope Holding Co., Inc. *	468,537	418,872
CompoSecure, Inc. *(a)	37,585	261,216
Comtech Telecommunications Corp. *	62,916	118,282
Corsair Gaming, Inc. *	82,828	919,391
CPI Card Group, Inc. *	9,729	167,825
CTS Corp.	70,297	3,216,088
Daktronics, Inc. *	86,879	821,007
Digi International, Inc. *	80,681	2,473,679
DZS, Inc. *	49,884	48,891
Eastman Kodak Co. *	126,684	570,078
ePlus, Inc. *	60,213	4,629,175
Evolv Technologies Holdings, Inc. *	259,500	1,014,645
Extreme Networks, Inc. *	286,430	3,208,016
Fabrinet *	83,601	14,468,825
FARO Technologies, Inc. *	42,407	795,131
Harmonic, Inc. *	249,911	2,684,044
Immersion Corp.	72,081	524,029
Infinera Corp. *	451,699	2,177,189
Insight Enterprises, Inc. *	63,891	11,664,580
Intevac, Inc. *	58,321	246,698
IonQ, Inc. *(a)	372,171	3,182,062
Iteris, Inc. *	97,633	437,396
Itron, Inc. *	103,620	9,545,474
Kimball Electronics, Inc. *	53,790	1,125,825
Knowles Corp. *	201,676	3,192,531
KVH Industries, Inc. *	42,847	205,666
Lightwave Logic, Inc. *(a)	262,754	1,003,720
Luna Innovations, Inc. *	72,680	149,721
SECURITY	NUMBER OF SHARES	VALUE ($)
Methode Electronics, Inc.	76,479	932,279
MicroVision, Inc. *(a)	442,824	642,095
Mirion Technologies, Inc., Class A *	456,179	4,958,666
Napco Security Technologies, Inc.	75,330	3,065,931
NETGEAR, Inc. *	65,340	965,725
NetScout Systems, Inc. *	155,029	2,985,859
nLight, Inc. *	101,887	1,160,493
Novanta, Inc. *	81,331	12,728,301
OSI Systems, Inc. *	36,658	4,818,328
PAR Technology Corp. *	61,841	2,614,637
PC Connection, Inc.	26,095	1,617,107
Plexus Corp. *	62,398	6,302,822
Presto Automation, Inc. *	7,273	1,226
Ribbon Communications, Inc. *	200,308	634,976
Richardson Electronics Ltd.	27,359	288,090
Rogers Corp. *	39,232	4,672,139
Sanmina Corp. *	125,082	7,588,725
ScanSource, Inc. *	56,324	2,344,205
SmartRent, Inc. *	426,523	989,533
Super Micro Computer, Inc. *	115,543	99,228,328
TTM Technologies, Inc. *	231,247	3,452,518
Turtle Beach Corp. *	38,012	535,969
Viavi Solutions, Inc. *	501,367	3,960,799
Vishay Intertechnology, Inc.	288,975	6,686,881
Vishay Precision Group, Inc. *	27,936	921,888
Vuzix Corp. *(a)	142,266	189,214
Xerox Holdings Corp.	265,006	3,521,930
		288,983,829

Telecommunication Services 0.5%
Anterix, Inc. *	28,925	911,716
AST SpaceMobile, Inc., Class A *(a)	260,177	574,991
ATN International, Inc.	24,765	472,516
Bandwidth, Inc., Class A *	52,882	962,452
Cogent Communications Holdings, Inc.	99,453	6,382,894
Consolidated Communications Holdings, Inc. *	170,235	735,415
Globalstar, Inc. *	1,644,419	2,121,300
Gogo, Inc. *	151,867	1,375,915
IDT Corp., Class B	35,116	1,248,023
Liberty Latin America Ltd., Class C *	389,690	2,938,263
Lumen Technologies, Inc. *	2,289,108	2,724,039
Ooma, Inc. *	53,383	376,884
Shenandoah Telecommunications Co.	109,792	1,407,533
Spok Holdings, Inc.	41,157	635,876
Telephone & Data Systems, Inc.	224,529	3,513,879
		26,381,696

Transportation 1.3%
Air Transport Services Group, Inc. *	116,910	1,498,786
Allegiant Travel Co.	35,829	1,954,830
ArcBest Corp.	54,026	5,992,024
Blade Air Mobility, Inc. *	140,659	448,702
Costamare, Inc.	104,431	1,251,083
Covenant Logistics Group, Inc., Class A	19,217	868,416
Forward Air Corp.	58,888	1,296,714
Frontier Group Holdings, Inc. *	86,836	524,489
FTAI Infrastructure, Inc.	225,959	1,635,943
Genco Shipping & Trading Ltd.	96,046	2,049,622
Golden Ocean Group Ltd.	279,183	3,933,689
Hawaiian Holdings, Inc. *	116,106	1,474,546
Heartland Express, Inc.	105,486	1,048,531
Himalaya Shipping Ltd. *	69,223	565,552
Hub Group, Inc., Class A	142,922	5,748,323
JetBlue Airways Corp. *	765,447	4,347,739
Joby Aviation, Inc. *(a)	632,732	3,195,297
See financial notes

Schwab Equity Index Funds | Semiannual Report

Schwab Small-Cap Index Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Marten Transport Ltd.	131,965	2,232,848
Matson, Inc.	78,306	8,439,821
PAM Transportation Services, Inc. *	13,871	237,610
Pangaea Logistics Solutions Ltd.	83,238	599,314
Radiant Logistics, Inc. *	79,045	390,482
RXO, Inc. *	264,419	5,000,163
Safe Bulkers, Inc.	152,360	760,276
SkyWest, Inc. *	91,999	6,718,687
Spirit Airlines, Inc. (a)	247,207	872,641
Sun Country Airlines Holdings, Inc. *	97,284	1,294,850
Universal Logistics Holdings, Inc.	15,506	692,808
Werner Enterprises, Inc.	144,114	4,928,699
		70,002,485

Utilities 2.6%
ALLETE, Inc.	131,176	7,768,243
Altus Power, Inc., Class A *	145,704	534,734
American States Water Co.	84,247	5,968,057
Artesian Resources Corp., Class A	21,024	735,419
Avista Corp.	176,215	6,340,216
Black Hills Corp.	155,129	8,516,582
Brookfield Infrastructure Corp., Class A	271,978	8,287,170
Cadiz, Inc. *	92,704	211,365
California Water Service Group	131,372	6,452,993
Chesapeake Utilities Corp.	49,778	5,269,997
Consolidated Water Co. Ltd.	34,507	878,203
Genie Energy Ltd., Class B	44,174	675,420
Global Water Resources, Inc.	25,957	317,714
MGE Energy, Inc.	82,888	6,491,788
Middlesex Water Co.	40,041	2,030,879
Montauk Renewables, Inc. *	149,439	537,980
New Jersey Resources Corp.	221,122	9,660,820
Northwest Natural Holding Co.	83,384	3,181,100
Northwestern Energy Group, Inc.	140,015	7,062,357
ONE Gas, Inc.	125,267	8,082,227
Ormat Technologies, Inc.	122,694	7,831,558
Otter Tail Corp.	93,699	7,998,147
PNM Resources, Inc.	194,737	7,216,953
Portland General Electric Co.	231,217	9,995,511
Pure Cycle Corp. *	47,117	449,496
RGC Resources, Inc.	18,313	377,614
SJW Group	72,397	3,942,017
Southwest Gas Holdings, Inc.	141,918	10,589,921
Spire, Inc.	118,534	7,324,216
Sunnova Energy International, Inc. *(a)	239,852	1,009,777
Unitil Corp.	36,065	1,837,151
York Water Co.	32,145	1,141,469
		148,717,094
Total Common Stocks (Cost $4,180,444,745)		5,615,179,392
SECURITY	NUMBER OF SHARES	VALUE ($)
RIGHTS 0.0% OF NET ASSETS

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Aduro Biotech, Inc. CVR *(c)	27,867	72,998
Cartesian Therapeutics, Inc. CVR *(c)	265,512	47,792
Gtx, Inc. CVR *(c)	592	607
Jounce Therapeutics, Inc. CVR *(c)	100,774	3,023
Tobira Therapeutics, Inc. CVR *(c)	14,029	60,606
		185,026
Total Rights (Cost $44,006)		185,026

SHORT-TERM INVESTMENTS 1.2% OF NET ASSETS

Money Market Funds 1.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.25% (d)(e)	68,498,560	68,498,560
Total Short-Term Investments (Cost $68,498,560)		68,498,560
Total Investments in Securities (Cost $4,248,987,311)		5,683,862,978

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
Russell 2000 Index, e-mini, expires 06/21/24	168	16,679,040	159,016

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $62,833,036.
(b)	Issuer is an affiliated company, as the investment adviser owns at least 5% of the voting securities of such company.
(c)	Fair valued using significant unobservable inputs (see financial note 2(a), Securities for which no quoted value is available, for additional information).
(d)	The rate shown is the annualized 7-day yield.
(e)	Security purchased with cash collateral received for securities on loan.

CVR —	Contingent Value Rights
REIT —	Real Estate Investment Trust
See financial notes
Schwab Equity Index Funds | Semiannual Report

Schwab Small-Cap Index Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited) (continued)

Below is a summary of the fund’s transactions with affiliated issuers and affiliated companies which are or were affiliates during the period April 30, 2024. An affiliated company is a company in which the investment adviser has or had an ownership of at least 5% of the voting securities of a security issue during the report period. A dash in the Value at October 31, 2023, and/or Value at April 30, 2024, columns means either the issuer was not held or not held as an affiliate at the beginning of period and is no longer held at period end or the issuer is held at period end but is no longer an affiliate.
SECURITY	VALUE AT 10/31/23	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 4/30/24	BALANCE OF SHARES HELD AT 4/30/24	DIVIDENDS RECEIVED
COMMON STOCKS 0.0% OF NET ASSETS

Consumer Durables & Apparel 0.0%
Fossil Group, Inc.	$—	$—	$—	$—	($86,515 )	$86,029	110,605	$—

Equity Real Estate Investment Trusts (REITs) 0.0%
Diversified Healthcare Trust	—	28,570	(56,121)	(99,851)	268,912	1,291,248	547,139	10,908

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Emergent BioSolutions, Inc.	—	—	—	—	(24,285)	217,411	115,644	—

Transportation 0.0%
Daseke, Inc.	—	98,747	(889,815)	86,957	293,020	—	—	—
Total	$—	$127,317	($945,936 )	($12,894 )	$451,132	$1,594,688		$10,908

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2024 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$4,802,232,479	$—	$—	$4,802,232,479
Equity Real Estate Investment Trusts (REITs)	283,081,897	—	19,696	283,101,593
Pharmaceuticals, Biotechnology & Life Sciences	529,740,298	—	105,022	529,845,320
Rights
Pharmaceuticals, Biotechnology & Life Sciences	—	—	185,026	185,026
Short-Term Investments[1]	68,498,560	—	—	68,498,560
Futures Contracts[2]	159,016	—	—	159,016
Total	$5,683,712,250	$—	$309,744	$5,684,021,994

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
See financial notes

Schwab Equity Index Funds | Semiannual Report

Schwab Small-Cap Index Fund
Statement of Assets and Liabilities

As of April 30, 2024; unaudited
Assets
Investments in securities, at value - affiliated issuers (cost $8,913,894)		$1,594,688
Investments in securities, at value - unaffiliated issuers (cost $4,240,073,417) including securities on loan of $62,833,036		5,682,268,290
Cash		11,673,287
Deposit with broker for futures contracts		981,500
Receivables:
Fund shares sold		7,363,384
Dividends		1,679,549
Income from securities on loan	+	555,983
Total assets		5,706,116,681

Liabilities
Collateral held for securities on loan		68,498,560
Payables:
Fund shares redeemed		2,392,290
Investments bought		655,985
Variation margin on futures contracts		278,401
Investment adviser fees	+	188,418
Total liabilities		72,013,654
Net assets		$5,634,103,027

Net Assets by Source
Capital received from investors		$4,640,638,117
Total distributable earnings	+	993,464,910
Net assets		$5,634,103,027

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$5,634,103,027		177,212,964		$31.79

See financial notes
Schwab Equity Index Funds | Semiannual Report

Schwab Small-Cap Index Fund
Statement of Operations

For the period November 1, 2023 through April 30, 2024; unaudited
Investment Income
Dividends received from securities - unaffiliated issuers (net of foreign withholding tax of $75,115)		$45,786,263
Other interest		337,178
Dividends received from securities - affiliated issuers		10,908
Securities on loan, net	+	3,254,037
Total investment income		49,388,386

Expenses
Investment adviser fees		1,129,447
Total expenses	–	1,129,447
Net investment income		48,258,939

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - affiliated issuers		(12,894)
Net realized losses on sales of securities - unaffiliated issuers		(29,484,496)
Net realized gains on sales of in-kind redemptions - unaffiliated issuers		3,472,124
Net realized gains on futures contracts	+	1,817,554
Net realized losses		(24,207,712)
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers		451,132
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers		933,674,953
Net change in unrealized appreciation (depreciation) on futures contracts	+	923,370
Net change in unrealized appreciation (depreciation)	+	935,049,455
Net realized and unrealized gains		910,841,743
Increase in net assets resulting from operations		$959,100,682
See financial notes

Schwab Equity Index Funds | Semiannual Report

Schwab Small-Cap Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	11/1/23-4/30/24		11/1/22-10/31/23
Net investment income		$48,258,939	$85,960,469
Net realized gains (losses)		(24,207,712)	35,197,324
Net change in unrealized appreciation (depreciation)	+	935,049,455	(573,316,322)
Increase (decrease) in net assets resulting from operations		$959,100,682	($452,158,529 )

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($86,736,454 )	($67,319,807 )

TRANSACTIONS IN FUND SHARES
	11/1/23-4/30/24			11/1/22-10/31/23
		SHARES	VALUE	SHARES	VALUE
Shares sold		15,910,887	$502,070,824	37,521,878	$1,105,017,562
Shares reinvested		2,232,953	67,256,541	1,875,048	53,907,613
Shares redeemed	+	(21,789,384)	(688,729,515)	(38,355,459)	(1,130,035,083)
Net transactions in fund shares		(3,645,544)	($119,402,150 )	1,041,467	$28,890,092

SHARES OUTSTANDING AND NET ASSETS
	11/1/23-4/30/24			11/1/22-10/31/23
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		180,858,508	$4,881,140,949	179,817,041	$5,371,729,193
Total increase (decrease)	+	(3,645,544)	752,962,078	1,041,467	(490,588,244)
End of period		177,212,964	$5,634,103,027	180,858,508	$4,881,140,949
See financial notes
Schwab Equity Index Funds | Semiannual Report

Schwab Total Stock Market Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	11/1/23– 4/30/24*	11/1/22– 10/31/23	11/1/21– 10/31/22	11/1/20– 10/31/21	11/1/19– 10/31/20	11/1/18– 10/31/19
Per-Share Data
Net asset value at beginning of period	$71.29	$66.82	$81.64	$57.62	$53.42	$48.38
Income (loss) from investment operations:
Net investment income (loss)[1]	0.62	1.13	1.05	1.00	1.07	0.99
Net realized and unrealized gains (losses)	14.41	4.39	(14.67)	24.10	4.21	5.18
Total from investment operations	15.03	5.52	(13.62)	25.10	5.28	6.17
Less distributions:
Distributions from net investment income	(1.14)	(1.05)	(0.96)	(1.08)	(0.94)	(0.90)
Distributions from net realized gains	—	—	(0.24)	—	(0.14)	(0.23)
Total distributions	(1.14)	(1.05)	(1.20)	(1.08)	(1.08)	(1.13)
Net asset value at end of period	$85.18	$71.29	$66.82	$81.64	$57.62	$53.42
Total return	21.23%[2]	8.38%	(16.94%)	44.01%	9.94%	13.37%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.03%[3]	0.03%[4]	0.03%[4]	0.03%	0.03%	0.03%
Net investment income (loss)	1.52%[3]	1.58%	1.44%	1.37%	1.96%	1.99%
Portfolio turnover rate	0%[2,5]	2%	2%	3%	4%	3%
Net assets, end of period (x 1,000,000)	$22,249	$17,787	$16,046	$18,232	$11,487	$10,220

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Not annualized.
[3]	Annualized.
[4]	Ratio includes less than 0.005% of non-routine proxy expenses.
[5]	Less than 0.5%
See financial notes

Schwab Equity Index Funds | Semiannual Report

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.6% OF NET ASSETS

Automobiles & Components 1.5%
Adient PLC *	40,665	1,214,664
American Axle & Manufacturing Holdings, Inc. *	60,450	443,703
Aptiv PLC *	127,397	9,045,187
Autoliv, Inc.	33,157	3,971,877
BorgWarner, Inc.	105,976	3,472,834
Canoo, Inc. *(a)	23,749	68,397
Cooper-Standard Holdings, Inc. *	8,444	130,291
Dana, Inc.	54,773	680,828
Dorman Products, Inc. *	13,443	1,175,590
Envirotech Vehicles, Inc. *	9,637	20,912
Ford Motor Co.	1,777,163	21,592,530
Fox Factory Holding Corp. *	18,890	735,199
Garrett Motion, Inc. *	66,397	634,755
General Motors Co.	525,925	23,419,440
Gentex Corp.	105,044	3,603,009
Gentherm, Inc. *	14,378	727,095
Goodyear Tire & Rubber Co. *	127,808	1,528,584
Harley-Davidson, Inc.	56,679	1,949,191
Holley, Inc. *	22,922	92,146
LCI Industries	11,790	1,225,924
Lear Corp.	26,114	3,286,969
Lucid Group, Inc. *(a)	410,570	1,046,954
Luminar Technologies, Inc., Class A *(a)	121,127	178,057
Mobileye Global, Inc., Class A *(a)	35,165	968,796
Modine Manufacturing Co. *	24,298	2,250,724
Motorcar Parts of America, Inc. *	7,218	40,998
Patrick Industries, Inc.	9,154	956,502
Phinia, Inc.	20,144	785,616
QuantumScape Corp., Class A *	170,800	925,736
Rivian Automotive, Inc., Class A *	308,710	2,747,519
Standard Motor Products, Inc.	7,798	250,316
Stoneridge, Inc. *	11,655	174,592
Strattec Security Corp. *	1,500	34,140
Superior Industries International, Inc. *	10,350	38,709
Tesla, Inc. *	1,261,222	231,156,768
Thor Industries, Inc.	24,055	2,391,548
Visteon Corp. *	12,716	1,406,771
Winnebago Industries, Inc.	13,059	804,173
Workhorse Group, Inc. *	79,433	12,010
Worksport Ltd. *	13,921	11,624
XPEL, Inc. *	9,832	516,672
		325,717,350

Banks 3.6%
1895 Bancorp of Wisconsin, Inc. *	1,526	11,064
1st Source Corp.	6,934	343,926
ACNB Corp.	3,576	116,363
Affinity Bancshares, Inc. *	1,146	19,184
Amalgamated Financial Corp.	7,518	184,492
Amerant Bancorp, Inc.	10,892	235,921
SECURITY	NUMBER OF SHARES	VALUE ($)
Ameris Bancorp	29,643	1,407,450
AmeriServ Financial, Inc.	4,001	9,682
Ames National Corp.	4,056	78,078
Arrow Financial Corp.	6,961	155,021
Associated Banc-Corp.	69,004	1,453,914
Atlantic Union Bankshares Corp.	40,437	1,284,668
Auburn National BanCorp, Inc.	800	14,808
Axos Financial, Inc. *	22,736	1,150,669
Banc of California, Inc.	62,790	859,595
BancFirst Corp.	6,480	577,822
Bancorp, Inc. *	23,768	711,614
Bank First Corp.	3,759	290,157
Bank of America Corp.	3,131,718	115,904,883
Bank of Hawaii Corp.	18,380	1,041,962
Bank of Marin Bancorp	6,631	95,221
Bank of the James Financial Group, Inc.	2,744	27,934
Bank OZK	46,860	2,092,299
Bank7 Corp.	2,054	56,074
BankFinancial Corp.	3,213	31,070
BankUnited, Inc.	36,102	965,006
Bankwell Financial Group, Inc.	2,376	54,482
Banner Corp.	15,660	683,246
Bar Harbor Bankshares	5,903	148,047
BayCom Corp.	4,901	96,942
Bayfirst Financial Corp.	784	10,098
BCB Bancorp, Inc.	7,033	66,251
Berkshire Hills Bancorp, Inc.	19,410	413,821
Blue Foundry Bancorp *	9,742	83,197
Bogota Financial Corp. *	1,050	7,109
BOK Financial Corp.	12,146	1,077,715
Bridgewater Bancshares, Inc. *	8,542	92,937
Broadway Financial Corp. *	2,507	12,435
Brookline Bancorp, Inc.	38,717	321,351
Burke & Herbert Financial Services Corp.	2,960	155,045
Business First Bancshares, Inc.	9,475	191,300
Byline Bancorp, Inc.	14,729	319,177
C&F Financial Corp.	1,200	47,004
Cadence Bank	83,438	2,308,729
California BanCorp *	2,455	53,274
Cambridge Bancorp	3,535	216,943
Camden National Corp.	5,912	184,573
Capital Bancorp, Inc.	3,170	61,498
Capital City Bank Group, Inc.	5,558	147,398
Capitol Federal Financial, Inc.	63,473	302,766
Carter Bankshares, Inc. *	9,825	119,570
Catalyst Bancorp, Inc. *	1,359	15,900
Cathay General Bancorp	32,565	1,121,539
CB Financial Services, Inc.	2,090	46,419
Central Pacific Financial Corp.	11,311	225,541
CF Bankshares, Inc.	2,505	46,292
Chemung Financial Corp.	1,306	55,068
ChoiceOne Financial Services, Inc.	2,484	61,752
Citigroup, Inc.	866,042	53,114,356
Citizens & Northern Corp.	5,947	101,396
Citizens Community Bancorp, Inc.	3,309	36,399
Citizens Financial Group, Inc.	213,390	7,278,733
See financial notes
Schwab Equity Index Funds | Semiannual Report

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Citizens Financial Services, Inc.	1,994	80,558
City Holding Co.	6,363	642,790
Civista Bancshares, Inc.	5,755	82,181
CNB Financial Corp.	8,219	156,161
Coastal Financial Corp. *	5,270	203,844
Codorus Valley Bancorp, Inc.	4,360	96,792
Colony Bankcorp, Inc.	7,200	78,264
Columbia Banking System, Inc.	93,886	1,765,996
Columbia Financial, Inc. *	14,396	238,974
Comerica, Inc.	61,134	3,067,093
Commerce Bancshares, Inc.	52,932	2,894,322
Community Bank System, Inc.	25,119	1,085,643
Community Trust Bancorp, Inc.	6,370	267,604
Community West Bancshares	6,826	117,202
ConnectOne Bancorp, Inc.	14,768	264,495
CrossFirst Bankshares, Inc. *	17,616	212,801
Cullen/Frost Bankers, Inc.	28,859	3,011,148
Cullman Bancorp, Inc.	1,374	14,386
Customers Bancorp, Inc. *	12,356	564,299
CVB Financial Corp.	61,166	999,452
Dime Community Bancshares, Inc.	18,909	344,144
Eagle Bancorp Montana, Inc.	2,563	32,806
Eagle Bancorp, Inc.	13,609	251,630
East West Bancorp, Inc.	63,899	4,759,837
Eastern Bankshares, Inc.	70,729	888,356
ECB Bancorp, Inc. *	4,412	51,179
Enterprise Bancorp, Inc.	3,412	82,912
Enterprise Financial Services Corp.	16,939	643,851
Equity Bancshares, Inc., Class A	6,351	211,552
Esquire Financial Holdings, Inc.	3,256	153,227
ESSA Bancorp, Inc.	3,176	51,451
Evans Bancorp, Inc.	2,622	67,097
Farmers & Merchants Bancorp, Inc.	6,004	123,082
Farmers National Banc Corp.	14,833	175,474
FB Financial Corp.	17,225	631,296
Fidelity D&D Bancorp, Inc.	1,779	80,767
Fifth Third Bancorp	308,582	11,250,900
Financial Institutions, Inc.	6,134	105,627
Finward Bancorp	1,806	44,229
Finwise Bancorp *	4,562	48,403
First BanCorp	76,777	1,324,403
First Bancorp, Inc.	3,588	79,223
First Bancorp/Southern Pines NC	20,264	616,228
First Bancshares, Inc.	11,989	287,017
First Bank	9,056	105,774
First Busey Corp.	25,293	565,046
First Business Financial Services, Inc.	2,713	89,719
First Capital, Inc.	1,074	29,535
First Citizens BancShares, Inc., Class A	5,438	9,172,601
First Commonwealth Financial Corp.	43,700	576,403
First Community Bankshares, Inc.	8,451	280,404
First Community Corp.	3,520	58,186
First Financial Bancorp	42,225	933,595
First Financial Bankshares, Inc.	59,024	1,744,749
First Financial Corp.	4,167	151,720
First Financial Northwest, Inc.	2,960	60,295
First Foundation, Inc.	23,207	127,174
First Guaranty Bancshares, Inc.	2,887	32,421
First Hawaiian, Inc.	58,509	1,233,955
First Horizon Corp.	251,327	3,749,799
First Internet Bancorp	3,435	106,657
First Interstate BancSystem, Inc., Class A	37,307	996,097
First Merchants Corp.	28,372	948,192
First Mid Bancshares, Inc.	12,345	382,201
First National Corp.	2,648	39,084
First Northwest Bancorp	3,416	35,014
SECURITY	NUMBER OF SHARES	VALUE ($)
First of Long Island Corp.	9,603	90,940
First Savings Financial Group, Inc.	2,389	38,296
First Seacoast Bancorp, Inc. *	3,389	29,620
First U.S. Bancshares, Inc.	4,841	50,056
First United Corp.	2,849	64,359
First Western Financial, Inc. *	2,786	46,443
Five Star Bancorp	4,893	105,787
Flushing Financial Corp.	12,108	133,430
FNB Corp.	167,523	2,234,757
FNCB Bancorp, Inc.	8,643	47,796
Franklin Financial Services Corp.	1,992	60,298
FS Bancorp, Inc.	3,171	98,840
Fulton Financial Corp.	82,085	1,358,507
FVCBankcorp, Inc. *	8,954	103,061
German American Bancorp, Inc.	14,939	474,014
Glacier Bancorp, Inc.	50,234	1,817,466
Great Southern Bancorp, Inc.	4,013	206,268
Greene County Bancorp, Inc.	3,212	94,497
Guaranty Bancshares, Inc.	3,536	101,589
Hancock Whitney Corp.	39,748	1,804,162
Hanmi Financial Corp.	13,522	206,887
HarborOne Bancorp, Inc.	18,808	190,525
Hawthorn Bancshares, Inc.	2,065	37,645
HBT Financial, Inc.	5,821	107,427
Heartland Financial USA, Inc.	18,495	778,824
Heritage Commerce Corp.	26,186	207,917
Heritage Financial Corp.	14,372	254,959
Hilltop Holdings, Inc.	19,849	580,782
Hingham Institution For Savings (a)	707	119,412
HMN Financial, Inc.	2,233	44,437
Home Bancorp, Inc.	3,387	118,545
Home BancShares, Inc.	83,150	1,968,992
HomeStreet, Inc.	8,389	102,765
HomeTrust Bancshares, Inc.	6,363	163,529
Hope Bancorp, Inc.	59,050	591,681
Horizon Bancorp, Inc.	16,744	192,221
Huntington Bancshares, Inc.	654,417	8,814,997
IF Bancorp, Inc.	584	9,636
Independent Bank Corp.	9,444	234,306
Independent Bank Corp.	19,247	966,969
Independent Bank Group, Inc.	17,129	637,884
International Bancshares Corp.	24,669	1,372,830
Investar Holding Corp.	3,333	55,594
John Marshall Bancorp, Inc.	4,443	73,398
JPMorgan Chase & Co.	1,315,017	252,141,360
Kearny Financial Corp.	30,246	163,328
KeyCorp	422,099	6,116,215
Lakeland Bancorp, Inc.	27,779	338,626
Lakeland Financial Corp.	12,289	722,225
Landmark Bancorp, Inc.	2,076	37,368
LCNB Corp.	4,732	66,721
LINKBANCORP, Inc.	5,773	38,275
Live Oak Bancshares, Inc.	14,105	455,874
M&T Bank Corp.	75,587	10,914,007
Macatawa Bank Corp.	10,493	146,902
Magyar Bancorp, Inc.	1,051	11,971
MainStreet Bancshares, Inc.	3,000	45,810
Mercantile Bank Corp.	5,802	209,336
Meridian Corp.	3,846	35,614
Metrocity Bankshares, Inc.	7,678	176,440
Metropolitan Bank Holding Corp. *	4,799	190,520
Mid Penn Bancorp, Inc.	5,597	113,227
Middlefield Banc Corp.	3,452	74,114
Midland States Bancorp, Inc.	8,785	192,392
MidWestOne Financial Group, Inc.	5,792	116,825
MVB Financial Corp.	4,605	82,752
National Bank Holdings Corp., Class A	16,969	555,395
See financial notes

Schwab Equity Index Funds | Semiannual Report

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
National Bankshares, Inc.	2,506	67,186
NB Bancorp, Inc. *	18,000	263,160
NBT Bancorp, Inc.	21,649	757,932
New York Community Bancorp, Inc.	329,468	873,090
Nicolet Bankshares, Inc.	5,917	452,828
Northeast Bank	3,001	155,212
Northeast Community Bancorp, Inc.	5,675	89,552
Northfield Bancorp, Inc.	18,804	156,825
Northrim BanCorp, Inc.	2,596	124,089
Northwest Bancshares, Inc.	54,295	575,527
Norwood Financial Corp.	3,060	73,715
NSTS Bancorp, Inc. *	1,610	15,440
Oak Valley Bancorp	3,707	89,524
OceanFirst Financial Corp.	25,110	370,624
OFG Bancorp	23,182	837,102
Ohio Valley Banc Corp.	1,400	32,900
Old National Bancorp	139,479	2,306,990
Old Point Financial Corp.	1,643	23,166
Old Second Bancorp, Inc.	17,372	237,996
OP Bancorp	5,203	47,503
Orange County Bancorp, Inc.	1,662	71,815
Origin Bancorp, Inc.	12,052	357,944
Orrstown Financial Services, Inc.	4,595	120,481
Pacific Premier Bancorp, Inc.	45,517	978,616
Park National Corp.	7,007	922,892
Parke Bancorp, Inc.	4,518	74,366
Pathfinder Bancorp, Inc.	593	7,543
Pathward Financial, Inc.	11,847	596,733
PB Bankshares, Inc. *	2,277	28,144
PCB Bancorp	4,081	59,419
Peapack-Gladstone Financial Corp.	6,657	148,984
Penns Woods Bancorp, Inc.	2,250	39,330
Peoples Bancorp of North Carolina, Inc.	1,896	55,155
Peoples Bancorp, Inc.	15,377	446,548
Peoples Financial Services Corp.	2,693	101,984
Pinnacle Financial Partners, Inc.	34,743	2,664,788
Pioneer Bancorp, Inc. *	2,717	24,059
Plumas Bancorp	2,267	79,708
PNC Financial Services Group, Inc.	181,284	27,783,586
Ponce Financial Group, Inc. *	10,983	88,303
Popular, Inc.	33,493	2,846,570
Preferred Bank	5,696	431,130
Premier Financial Corp.	14,638	283,684
Primis Financial Corp.	10,278	99,902
Princeton Bancorp, Inc.	1,590	46,349
Prosperity Bancshares, Inc.	42,545	2,636,514
Provident Bancorp, Inc. *	6,035	53,681
Provident Financial Holdings, Inc.	3,562	46,092
Provident Financial Services, Inc.	32,096	471,169
QCR Holdings, Inc.	7,130	391,865
RBB Bancorp	6,055	107,537
Red River Bancshares, Inc.	1,974	89,245
Regions Financial Corp.	419,248	8,078,909
Renasant Corp.	26,630	773,868
Republic Bancorp, Inc., Class A	3,781	191,772
Richmond Mutual BanCorp, Inc.	4,348	47,263
Riverview Bancorp, Inc.	6,215	23,182
S&T Bancorp, Inc.	16,257	490,149
Sandy Spring Bancorp, Inc.	19,518	399,143
SB Financial Group, Inc.	3,301	44,167
Seacoast Banking Corp. of Florida	37,995	876,545
ServisFirst Bancshares, Inc.	22,675	1,336,918
Shore Bancshares, Inc.	11,833	122,472
Sierra Bancorp	5,854	116,026
Simmons First National Corp., Class A	54,646	933,900
SmartFinancial, Inc.	6,197	127,348
SECURITY	NUMBER OF SHARES	VALUE ($)
Sound Financial Bancorp, Inc.	596	23,834
South Plains Financial, Inc.	5,663	146,785
Southern California Bancorp *	5,092	71,237
Southern First Bancshares, Inc. *	2,967	76,608
Southern Missouri Bancorp, Inc.	4,045	162,205
Southern States Bancshares, Inc.	2,910	70,335
Southside Bancshares, Inc.	12,464	332,290
SouthState Corp.	35,121	2,658,660
Stellar Bancorp, Inc.	23,106	512,953
Sterling Bancorp, Inc. *	9,738	46,061
Stock Yards Bancorp, Inc.	13,389	596,480
Summit Financial Group, Inc.	6,235	165,040
Summit State Bank	1,071	10,678
Synovus Financial Corp.	66,672	2,386,191
TC Bancshares, Inc.	3,005	41,018
Territorial Bancorp, Inc.	4,386	33,027
Texas Capital Bancshares, Inc. *	21,446	1,231,000
TFS Financial Corp.	26,645	320,006
Third Coast Bancshares, Inc. *	6,287	122,094
Timberland Bancorp, Inc.	3,571	87,132
Tompkins Financial Corp.	5,291	232,698
Towne Bank	31,866	824,373
TriCo Bancshares	14,278	496,446
Triumph Financial, Inc. *	9,395	661,032
Truist Financial Corp.	605,147	22,723,270
TrustCo Bank Corp.	7,608	202,525
Trustmark Corp.	26,268	777,533
U.S. Bancorp	708,230	28,775,385
UMB Financial Corp.	19,832	1,579,817
Union Bankshares, Inc.	2,125	55,675
United Bancorp, Inc.	3,371	42,104
United Bankshares, Inc.	60,481	1,963,213
United Community Banks, Inc.	53,201	1,342,261
United Security Bancshares	6,461	46,002
Unity Bancorp, Inc.	2,383	64,150
Univest Financial Corp.	12,810	267,345
USCB Financial Holdings, Inc.	5,422	60,401
Valley National Bancorp	191,195	1,340,277
Veritex Holdings, Inc.	23,608	459,884
Virginia National Bankshares Corp.	2,256	63,642
WaFd, Inc.	33,211	899,686
Washington Trust Bancorp, Inc.	7,375	187,768
Webster Financial Corp.	78,794	3,453,541
Wells Fargo & Co.	1,636,995	97,106,543
WesBanco, Inc.	28,444	767,988
West BanCorp, Inc.	6,294	102,340
Westamerica BanCorp	11,683	543,844
Western Alliance Bancorp	48,934	2,780,919
Western New England Bancorp, Inc.	10,349	62,508
William Penn Bancorp	4,788	58,605
Wintrust Financial Corp.	28,405	2,745,059
WSFS Financial Corp.	28,278	1,208,319
Zions Bancorp NA	66,517	2,712,563
		804,669,651

Capital Goods 6.7%
374Water, Inc. *	24,532	36,553
3D Systems Corp. *	57,208	191,647
3M Co.	250,693	24,194,381
A O Smith Corp.	55,488	4,596,626
AAON, Inc.	30,751	2,893,362
AAR Corp. *	15,508	1,072,223
Acuity Brands, Inc.	14,056	3,490,105
Advanced Drainage Systems, Inc.	30,856	4,844,392
AECOM	62,336	5,757,353
AeroVironment, Inc. *	13,018	2,080,146
AerSale Corp. *	13,422	95,699
See financial notes
Schwab Equity Index Funds | Semiannual Report

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
AGCO Corp.	28,277	3,228,951
Air Lease Corp., Class A	46,954	2,358,969
Alamo Group, Inc.	4,523	879,181
Albany International Corp., Class A	14,231	1,134,922
Allegion PLC	40,284	4,896,923
Allient, Inc.	6,061	178,133
Allison Transmission Holdings, Inc.	40,814	3,001,870
Alpha Pro Tech Ltd. *	5,970	35,641
Alta Equipment Group, Inc.	10,115	112,378
Ameresco, Inc., Class A *	14,647	306,562
American Superconductor Corp. *	15,966	197,180
American Woodmark Corp. *	7,275	669,882
AMETEK, Inc.	105,210	18,375,979
Amprius Technologies, Inc. *(a)	6,864	12,836
API Group Corp. *	95,749	3,693,039
Apogee Enterprises, Inc.	9,815	606,371
Applied Industrial Technologies, Inc.	17,335	3,176,639
Archer Aviation, Inc., Class A *(a)	85,720	332,594
Arcosa, Inc.	21,785	1,656,096
Argan, Inc.	5,730	345,290
Armstrong World Industries, Inc.	20,233	2,324,367
Array Technologies, Inc. *	67,077	827,730
Astec Industries, Inc.	9,833	411,019
Astronics Corp. *	12,013	201,458
Atkore, Inc.	16,714	2,929,964
Atmus Filtration Technologies, Inc. *	37,740	1,143,145
Axon Enterprise, Inc. *	32,035	10,048,098
AZEK Co., Inc., Class A *	67,533	3,082,206
AZZ, Inc.	13,226	947,378
Barnes Group, Inc.	24,691	857,272
Beacon Roofing Supply, Inc. *	29,289	2,885,845
Beam Global *(a)	3,328	21,632
Bloom Energy Corp., Class A *	99,158	1,103,629
Blue Bird Corp. *	7,221	237,968
BlueLinx Holdings, Inc. *	3,850	422,230
Boeing Co. *	260,877	43,785,596
Boise Cascade Co.	17,746	2,347,263
Bowman Consulting Group Ltd., Class A *	6,300	204,687
Broadwind, Inc. *	7,298	15,472
Builders FirstSource, Inc. *	56,352	10,302,273
BWX Technologies, Inc.	41,486	3,973,114
Byrna Technologies, Inc. *	8,100	100,278
Cadre Holdings, Inc.	8,267	275,704
Carlisle Cos., Inc.	21,916	8,508,887
Carrier Global Corp.	380,742	23,411,826
Caterpillar, Inc.	231,565	77,474,702
ChargePoint Holdings, Inc. *(a)	196,893	261,868
Chart Industries, Inc. *	18,899	2,722,590
ClearSign Technologies Corp. *	25,555	20,191
CNH Industrial NV *	442,830	5,048,262
Columbus McKinnon Corp.	11,948	493,094
Comfort Systems USA, Inc.	16,181	5,006,563
Commercial Vehicle Group, Inc. *	13,417	80,636
Concrete Pumping Holdings, Inc. *	9,442	62,789
Construction Partners, Inc., Class A *	19,811	1,023,040
Core & Main, Inc., Class A *	76,992	4,347,738
CPI Aerostructures, Inc. *	9,173	24,217
Crane Co.	21,790	3,050,818
CSW Industrials, Inc.	7,187	1,707,775
Cummins, Inc.	62,113	17,546,301
Curtiss-Wright Corp.	17,335	4,393,036
Custom Truck One Source, Inc. *	24,214	120,828
Deere & Co.	118,324	46,313,197
Desktop Metal, Inc., Class A *(a)	150,462	117,721
Distribution Solutions Group, Inc. *	4,920	162,212
DNOW, Inc. *	46,130	650,894
Donaldson Co., Inc.	55,044	3,974,177
SECURITY	NUMBER OF SHARES	VALUE ($)
Douglas Dynamics, Inc.	10,577	239,463
Dover Corp.	63,291	11,348,076
Ducommun, Inc. *	6,692	361,970
DXP Enterprises, Inc. *	6,811	332,104
Dycom Industries, Inc. *	13,550	1,897,271
Eastern Co.	1,809	57,508
Eaton Corp. PLC	181,627	57,804,609
EMCOR Group, Inc.	21,512	7,683,441
Emerson Electric Co.	259,541	27,973,329
Encore Wire Corp.	7,016	1,959,990
Energy Recovery, Inc. *	23,814	354,829
Energy Vault Holdings, Inc. *(a)	35,879	45,566
Enerpac Tool Group Corp., Class A	24,176	861,391
EnerSys	18,542	1,677,124
Enovix Corp. *(a)	65,857	412,265
Enpro, Inc.	9,537	1,431,790
Eos Energy Enterprises, Inc. *(a)	166,111	128,437
Esab Corp.	25,979	2,750,657
ESCO Technologies, Inc.	11,966	1,213,951
ESS Tech, Inc. *	37,500	28,271
Eve Holding, Inc. *(a)	13,706	73,875
EVI Industries, Inc.	2,765	56,738
Fastenal Co.	259,725	17,645,716
Federal Signal Corp.	27,302	2,219,653
Ferguson PLC	92,606	19,437,999
Flowserve Corp.	59,998	2,829,506
Fluence Energy, Inc. *	25,579	456,329
Fluor Corp. *	76,171	3,071,976
Flux Power Holdings, Inc. *	3,973	18,474
Fortive Corp.	159,352	11,994,425
Fortune Brands Innovations, Inc.	57,048	4,170,209
Franklin Electric Co., Inc.	17,679	1,701,957
FreightCar America, Inc. *	5,033	17,565
FTAI Aviation Ltd.	46,347	3,254,023
FuelCell Energy, Inc. *(a)	245,463	227,741
Gates Industrial Corp. PLC *	78,823	1,388,861
GATX Corp.	16,085	1,968,161
GE Vernova, Inc. *	123,273	18,948,293
Gencor Industries, Inc. *	3,418	58,003
Generac Holdings, Inc. *	27,474	3,735,365
General Dynamics Corp.	103,317	29,661,278
General Electric Co.	495,045	80,108,182
Gibraltar Industries, Inc. *	13,337	953,062
Global Industrial Co.	6,777	260,982
GMS, Inc. *	18,841	1,743,169
Gorman-Rupp Co.	9,748	323,341
Graco, Inc.	77,211	6,192,322
GrafTech International Ltd.	88,000	151,360
Graham Corp. *	4,043	112,557
Granite Construction, Inc.	20,835	1,156,342
Great Lakes Dredge & Dock Corp. *	30,154	199,016
Greenbrier Cos., Inc.	15,526	766,829
Griffon Corp.	17,893	1,172,349
H&E Equipment Services, Inc.	14,463	698,418
Hayward Holdings, Inc. *	54,969	746,479
HEICO Corp.	46,220	9,586,028
Helios Technologies, Inc.	16,121	727,057
Herc Holdings, Inc.	12,917	1,847,519
Hexcel Corp.	37,494	2,407,490
Hillenbrand, Inc.	31,846	1,519,691
Hillman Solutions Corp. *	86,449	826,452
Honeywell International, Inc.	299,870	57,793,945
Howmet Aerospace, Inc.	178,259	11,898,788
Hubbell, Inc., Class B	24,250	8,985,110
Hudson Technologies, Inc. *	17,443	173,035
Huntington Ingalls Industries, Inc.	17,977	4,978,371
Hurco Cos., Inc.	3,214	58,173
Hydrofarm Holdings Group, Inc. *	27,153	26,341
See financial notes

Schwab Equity Index Funds | Semiannual Report

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Hyliion Holdings Corp. *	54,325	70,079
Hyster-Yale Materials Handling, Inc.	4,451	260,695
Hyzon Motors, Inc. *(a)	59,135	32,229
Ideal Power, Inc. *	3,471	27,109
IDEX Corp.	34,223	7,544,803
IES Holdings, Inc. *	3,807	514,402
Illinois Tool Works, Inc.	123,648	30,183,713
Ingersoll Rand, Inc.	184,128	17,182,825
INNOVATE Corp. *(a)	23,119	16,223
Innovative Solutions & Support, Inc. *	6,865	44,485
Insteel Industries, Inc.	8,973	288,033
Intuitive Machines, Inc. *	4,780	24,187
ITT, Inc.	37,201	4,811,577
Janus International Group, Inc. *	42,467	611,949
JELD-WEN Holding, Inc. *	41,048	841,484
John Bean Technologies Corp.	14,561	1,297,239
Johnson Controls International PLC	309,780	20,157,385
Kadant, Inc.	5,473	1,498,453
Karat Packaging, Inc.	3,014	81,679
Kennametal, Inc.	34,295	806,961
Kratos Defense & Security Solutions, Inc. *	65,438	1,166,105
L B Foster Co., Class A *	5,290	122,993
L3Harris Technologies, Inc.	86,130	18,436,126
Lennox International, Inc.	14,503	6,720,980
Leonardo DRS, Inc. *	30,996	667,034
Limbach Holdings, Inc. *	4,683	212,280
Lincoln Electric Holdings, Inc.	26,176	5,746,417
Lindsay Corp.	4,679	543,466
Lockheed Martin Corp.	97,751	45,447,372
LS Starrett Co., Class A *	2,865	46,155
LSI Industries, Inc.	12,912	188,515
Luxfer Holdings PLC	12,212	117,602
Manitex International, Inc. *	9,465	49,313
Manitowoc Co., Inc. *	15,925	192,693
Masco Corp.	99,743	6,827,408
Masonite International Corp. *	10,179	1,349,226
MasTec, Inc. *	27,749	2,461,059
Masterbrand, Inc. *	54,311	905,364
Matrix Service Co. *	10,847	122,137
Mayville Engineering Co., Inc. *	3,327	45,780
McGrath RentCorp	11,233	1,198,112
MDU Resources Group, Inc.	92,911	2,294,902
Mega Matrix Corp. *(a)	24,173	55,840
Mercury Systems, Inc. *	26,411	744,790
Microvast Holdings, Inc. *	86,292	33,818
Middleby Corp. *	24,472	3,400,874
Miller Industries, Inc.	5,104	248,616
Moog, Inc., Class A	12,812	2,038,005
MRC Global, Inc. *	35,400	397,542
MSC Industrial Direct Co., Inc., Class A	21,058	1,921,332
Mueller Industries, Inc.	52,122	2,909,450
Mueller Water Products, Inc., Class A	73,402	1,162,688
MYR Group, Inc. *	7,578	1,259,842
National Presto Industries, Inc.	2,215	181,608
NeoVolta, Inc. *	12,964	29,947
Net Power, Inc. *	11,532	125,699
NEXTracker, Inc., Class A *	56,212	2,405,311
Nikola Corp. *(a)	475,977	295,391
NN, Inc. *	28,401	101,108
Nordson Corp.	24,814	6,406,727
Northrop Grumman Corp.	64,151	31,115,160
Northwest Pipe Co. *	4,286	135,652
NuScale Power Corp. *(a)	18,303	106,157
nVent Electric PLC	75,960	5,474,437
Ocean Power Technologies, Inc. *	48,625	9,385
Omega Flex, Inc.	1,422	94,222
SECURITY	NUMBER OF SHARES	VALUE ($)
Optex Systems Holdings, Inc. *	1,633	11,627
Orion Energy Systems, Inc. *	16,987	14,689
Orion Group Holdings, Inc. *	16,674	118,552
Oshkosh Corp.	30,089	3,378,092
Otis Worldwide Corp.	184,205	16,799,496
Owens Corning	40,347	6,786,769
PACCAR, Inc.	237,935	25,247,283
Palladyne AI Corp. *(a)	16,115	21,755
Park Aerospace Corp.	8,310	118,584
Parker-Hannifin Corp.	58,410	31,828,193
Park-Ohio Holdings Corp.	3,931	100,358
Pentair PLC	75,010	5,932,541
Perma-Pipe International Holdings, Inc. *	3,363	28,922
Plug Power, Inc. *(a)	257,087	593,871
Powell Industries, Inc.	4,127	590,161
Preformed Line Products Co.	1,284	155,403
Primoris Services Corp.	23,266	1,084,196
Proto Labs, Inc. *	11,556	352,227
Quanex Building Products Corp.	14,804	491,789
Quanta Services, Inc.	66,048	17,077,371
RBC Bearings, Inc. *	13,311	3,255,205
Redwire Corp. *(a)	10,290	38,896
Regal Rexnord Corp.	30,331	4,894,513
Resideo Technologies, Inc. *	66,274	1,294,331
REV Group, Inc.	17,261	377,325
Rocket Lab USA, Inc. *	115,703	435,043
Rockwell Automation, Inc.	51,956	14,077,998
RTX Corp.	603,527	61,270,061
Rush Enterprises, Inc., Class A	27,445	1,205,384
Rush Enterprises, Inc., Class B	4,245	173,663
Sensata Technologies Holding PLC	71,760	2,749,126
SES AI Corp. *	59,899	94,640
Shoals Technologies Group, Inc., Class A *	78,954	667,161
Shyft Group, Inc.	13,268	144,356
Simpson Manufacturing Co., Inc.	19,349	3,364,598
SiteOne Landscape Supply, Inc. *	20,317	3,187,534
SKYX Platforms Corp. *(a)	16,813	17,317
Snap-on, Inc.	23,784	6,373,161
Southland Holdings, Inc. *	4,155	18,199
Spirit AeroSystems Holdings, Inc., Class A *	53,050	1,697,600
SPX Technologies, Inc. *	20,639	2,514,037
Standex International Corp.	5,059	874,600
Stanley Black & Decker, Inc.	69,413	6,344,348
Stem, Inc. *(a)	66,115	121,652
Sterling Infrastructure, Inc. *	14,438	1,466,901
SunPower Corp. *(a)	35,778	73,703
Sunrun, Inc. *	100,949	1,038,765
Symbotic, Inc. *(a)	16,004	617,274
Taylor Devices, Inc. *	2,017	100,124
TechPrecision Corp. *	4,478	21,808
Tecnoglass, Inc.	9,961	553,334
Tennant Co.	8,134	947,448
Terex Corp.	30,889	1,731,328
Terran Orbital Corp. *	140,347	185,258
Textron, Inc.	89,512	7,571,820
Thermon Group Holdings, Inc. *	14,491	462,698
Timken Co.	29,679	2,647,960
Titan International, Inc. *	20,997	231,387
Titan Machinery, Inc. *	8,199	182,510
Toro Co.	48,190	4,220,962
TPI Composites, Inc. *	21,000	66,780
Trane Technologies PLC	103,508	32,847,229
Transcat, Inc. *	4,012	430,768
TransDigm Group, Inc.	25,329	31,611,352
Trex Co., Inc. *	49,341	4,369,146
See financial notes
Schwab Equity Index Funds | Semiannual Report

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Trinity Industries, Inc.	38,655	1,005,803
Triumph Group, Inc. *	38,079	508,735
Tutor Perini Corp. *	18,907	314,423
Twin Disc, Inc.	5,599	90,032
UFP Industries, Inc.	28,460	3,207,442
Ultralife Corp. *	6,691	78,285
United Rentals, Inc.	30,628	20,459,198
Urban-Gro, Inc. *	4,382	9,158
V2X, Inc. *	4,770	231,727
Valmont Industries, Inc.	9,518	1,949,286
Vertiv Holdings Co., Class A	159,479	14,831,547
Vicor Corp. *	11,782	381,501
Virgin Galactic Holdings, Inc. *	161,816	140,796
VirTra, Inc. *	3,586	56,515
Wabash National Corp.	19,725	455,845
Watsco, Inc.	14,231	6,371,503
Watts Water Technologies, Inc., Class A	12,334	2,447,806
WESCO International, Inc.	19,943	3,046,293
Westinghouse Air Brake Technologies Corp.	81,372	13,107,402
Westwater Resources, Inc. *	34,475	15,303
Willis Lease Finance Corp. *	1,159	56,339
WillScot Mobile Mini Holdings Corp. *	88,444	3,268,890
Woodward, Inc.	27,253	4,424,797
WW Grainger, Inc.	20,131	18,547,697
Xometry, Inc., Class A *	18,299	327,003
Xylem, Inc.	109,709	14,338,966
Zurn Elkay Water Solutions Corp.	65,405	2,045,868
		1,497,163,702

Commercial & Professional Services 1.6%
ABM Industries, Inc.	28,429	1,242,347
ACCO Brands Corp.	38,516	185,647
Acme United Corp.	1,454	59,483
ACV Auctions, Inc., Class A *	61,272	1,069,196
Alight, Inc., Class A *	169,421	1,528,177
ARC Document Solutions, Inc.	19,042	50,271
Aris Water Solutions, Inc., Class A	14,973	210,071
ASGN, Inc. *	21,209	2,045,608
Asure Software, Inc. *	7,413	54,782
Automatic Data Processing, Inc.	186,653	45,149,494
Barrett Business Services, Inc.	3,084	374,706
BGSF, Inc.	6,465	55,405
Blacksky Technology, Inc. *	43,595	52,750
Booz Allen Hamilton Holding Corp., Class A	59,085	8,725,082
Brady Corp., Class A	19,596	1,156,164
BrightView Holdings, Inc. *	19,228	216,315
Brink's Co.	19,911	1,741,416
Broadridge Financial Solutions, Inc.	53,657	10,377,800
CACI International, Inc., Class A *	10,112	4,067,350
Casella Waste Systems, Inc., Class A *	25,307	2,287,753
CBIZ, Inc. *	23,252	1,655,077
CECO Environmental Corp. *	12,430	268,737
Cimpress PLC *	8,208	699,896
Cintas Corp.	39,194	25,802,978
Clarivate PLC *	200,493	1,355,333
Clean Harbors, Inc. *	22,979	4,353,372
Concentrix Corp.	21,127	1,155,013
Conduent, Inc. *	68,566	215,983
Copart, Inc. *	396,390	21,527,941
CoreCivic, Inc. *	49,662	739,964
CRA International, Inc.	2,904	421,341
CSG Systems International, Inc.	12,935	611,049
Dayforce, Inc. *	71,589	4,393,417
Deluxe Corp.	19,740	389,865
SECURITY	NUMBER OF SHARES	VALUE ($)
DLH Holdings Corp. *	3,968	42,140
Driven Brands Holdings, Inc. *	31,309	448,658
Dun & Bradstreet Holdings, Inc.	103,398	940,922
Ennis, Inc.	10,401	206,980
Enviri Corp. *	34,248	266,449
Equifax, Inc.	56,255	12,386,788
ExlService Holdings, Inc. *	75,035	2,176,015
Exponent, Inc.	22,633	2,080,199
First Advantage Corp.	24,470	398,861
FiscalNote Holdings, Inc. *	35,000	47,600
Forrester Research, Inc. *	4,414	80,291
Franklin Covey Co. *	5,263	204,941
FTI Consulting, Inc. *	15,747	3,367,181
GEE Group, Inc. *	66,522	20,908
Genpact Ltd.	79,064	2,430,427
GEO Group, Inc. *	52,634	782,141
Healthcare Services Group, Inc. *	33,424	354,963
Heidrick & Struggles International, Inc.	8,008	236,076
HireQuest, Inc.	1,724	22,102
HireRight Holdings Corp. *	8,556	122,351
HNI Corp.	20,010	839,420
Hudson Global, Inc. *	1,522	24,733
Huron Consulting Group, Inc. *	8,075	752,913
ICF International, Inc.	7,937	1,145,230
Innodata, Inc. *(a)	11,159	65,169
Insperity, Inc.	16,296	1,677,347
Interface, Inc., Class A	23,118	353,474
Jacobs Solutions, Inc.	57,333	8,229,005
KBR, Inc.	61,122	3,969,263
Kelly Services, Inc., Class A	14,539	333,525
Kforce, Inc.	8,111	500,935
Korn Ferry	24,435	1,483,693
LanzaTech Global, Inc. *	41,157	89,105
Legalzoom.com, Inc. *	58,398	697,856
Leidos Holdings, Inc.	62,804	8,806,377
Liquidity Services, Inc. *	10,485	180,971
ManpowerGroup, Inc.	23,037	1,738,142
Mastech Digital, Inc. *	3,073	27,288
Matthews International Corp., Class A	12,972	349,985
Maximus, Inc.	27,241	2,186,907
MillerKnoll, Inc.	32,897	836,571
Mistras Group, Inc. *	7,028	61,495
Montrose Environmental Group, Inc. *	11,954	519,043
MSA Safety, Inc.	16,898	3,048,399
NL Industries, Inc.	5,834	47,897
NV5 Global, Inc. *	6,242	582,004
Odyssey Marine Exploration, Inc., Class B *	9,740	35,551
OPENLANE, Inc. *	46,068	791,448
Parsons Corp. *	19,123	1,501,347
Paychex, Inc.	145,747	17,316,201
Paycom Software, Inc.	22,108	4,155,862
Paycor HCM, Inc. *	29,019	504,060
Paylocity Holding Corp. *	20,057	3,112,044
Performant Financial Corp. *	24,843	66,082
Perma-Fix Environmental Services, Inc. *	5,410	61,945
Pitney Bowes, Inc.	72,387	308,369
Planet Labs PBC *	85,241	144,057
Quad/Graphics, Inc.	10,911	48,990
Quest Resource Holding Corp. *	7,972	80,836
RB Global, Inc.	82,628	5,914,512
RCM Technologies, Inc. *	3,160	59,882
Republic Services, Inc., Class A	92,971	17,822,541
Resources Connection, Inc.	13,566	149,904
Robert Half, Inc.	48,156	3,329,506
Rollins, Inc.	126,566	5,639,781
See financial notes

Schwab Equity Index Funds | Semiannual Report

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Science Applications International Corp.	23,997	3,088,414
SP Plus Corp. *	8,590	438,605
Spire Global, Inc. *	13,858	144,678
SS&C Technologies Holdings, Inc.	97,772	6,051,109
Steel Connect, Inc. *	3,096	38,669
Steelcase, Inc., Class A	41,203	495,672
Stericycle, Inc. *	41,790	1,869,267
Sterling Check Corp. *	18,145	274,534
Team, Inc. *	2,284	16,262
Tetra Tech, Inc.	24,555	4,781,350
TransUnion	88,758	6,479,334
TriNet Group, Inc.	14,580	1,463,395
TrueBlue, Inc. *	14,017	146,057
TTEC Holdings, Inc.	8,462	61,603
UniFirst Corp.	6,937	1,110,822
Upwork, Inc. *	54,356	635,965
Veralto Corp.	100,194	9,386,174
Verisk Analytics, Inc., Class A	65,884	14,360,077
Verra Mobility Corp., Class A *	74,041	1,745,887
Vestis Corp.	61,471	1,132,296
Viad Corp. *	9,565	329,801
Virco Mfg. Corp.	8,190	87,387
VSE Corp.	6,424	501,522
Waste Management, Inc.	166,483	34,631,794
Where Food Comes From, Inc. *	1,066	13,090
Willdan Group, Inc. *	5,928	167,110
		359,896,315

Consumer Discretionary Distribution & Retail 5.5%
1-800-Flowers.com, Inc., Class A *	11,856	107,534
1stdibs.com, Inc. *	9,755	55,799
Aaron's Co., Inc.	12,845	88,759
Abercrombie & Fitch Co., Class A *	22,890	2,781,593
Academy Sports & Outdoors, Inc.	33,236	1,937,659
Advance Auto Parts, Inc.	27,690	2,020,816
Amazon.com, Inc. *	4,157,869	727,627,075
AMCON Distributing Co.	430	63,578
American Eagle Outfitters, Inc.	84,396	2,047,447
America's Car-Mart, Inc. *	2,651	151,743
Arhaus, Inc.	18,293	231,589
Arko Corp.	30,423	130,819
Asbury Automotive Group, Inc. *	9,220	1,938,413
AutoNation, Inc. *	11,624	1,873,208
AutoZone, Inc. *	7,859	23,234,348
BARK, Inc. *	57,147	62,862
Barnes & Noble Education, Inc. *	11,885	2,417
Bath & Body Works, Inc.	103,146	4,684,891
Best Buy Co., Inc.	87,403	6,436,357
Beyond, Inc. *	23,329	469,613
Big 5 Sporting Goods Corp.	12,375	43,808
Big Lots, Inc. *(a)	11,917	41,948
Boot Barn Holdings, Inc. *	14,135	1,504,953
Buckle, Inc.	12,881	481,621
Build-A-Bear Workshop, Inc.	4,907	147,995
Burlington Stores, Inc. *	29,502	5,308,590
Caleres, Inc.	14,963	551,087
Camping World Holdings, Inc., Class A	17,775	360,299
CarMax, Inc. *	72,165	4,905,055
CarParts.com, Inc. *	19,856	24,423
Carvana Co., Class A *	47,257	3,918,550
Cato Corp., Class A	7,948	38,309
Chewy, Inc., Class A *	55,098	825,919
Children's Place, Inc. *(a)	5,140	35,774
Citi Trends, Inc. *	3,328	71,352
ContextLogic, Inc., Class A *	9,687	53,763
SECURITY	NUMBER OF SHARES	VALUE ($)
Designer Brands, Inc., Class A	22,662	210,530
Destination XL Group, Inc. *	23,026	73,913
Dick's Sporting Goods, Inc.	26,889	5,403,076
Dillard's, Inc., Class A	1,671	731,881
Duluth Holdings, Inc., Class B *	5,930	24,965
eBay, Inc.	236,739	12,201,528
Envela Corp. *	4,047	17,362
Etsy, Inc. *	53,952	3,704,884
EVgo, Inc., Class A *(a)	53,220	96,328
Five Below, Inc. *	24,848	3,636,256
Floor & Decor Holdings, Inc., Class A *	48,495	5,350,453
Foot Locker, Inc.	37,695	785,941
GameStop Corp., Class A *(a)	122,867	1,362,595
Gap, Inc.	97,133	1,993,169
Genesco, Inc. *	5,301	134,168
Genuine Parts Co.	63,869	10,040,846
Group 1 Automotive, Inc.	6,053	1,779,703
Groupon, Inc., Class A *(a)	10,000	115,600
Grove Collaborative Holdings *(a)	30,520	45,780
Guess?, Inc.	12,378	331,483
Haverty Furniture Cos., Inc.	5,993	184,584
Hibbett, Inc.	5,232	451,208
Home Depot, Inc.	452,709	151,304,402
J Jill, Inc. *	1,560	38,875
Kirkland's, Inc. *(a)	6,028	11,513
Kohl's Corp.	51,320	1,228,601
Lands' End, Inc. *	4,426	60,548
Lazydays Holdings, Inc. *	5,770	20,426
Leslie's, Inc. *	81,713	321,132
Lithia Motors, Inc., Class A	12,499	3,179,496
LKQ Corp.	120,641	5,203,246
LL Flooring Holdings, Inc. *	17,182	27,148
Lowe's Cos., Inc.	261,599	59,641,956
Macy's, Inc.	122,724	2,261,803
MarineMax, Inc. *	9,973	246,034
Monro, Inc.	13,330	363,243
Murphy USA, Inc.	8,739	3,616,373
National Vision Holdings, Inc. *	33,045	575,644
Nordstrom, Inc.	41,618	791,158
ODP Corp. *	14,773	752,093
Ollie's Bargain Outlet Holdings, Inc. *	28,375	2,075,348
OneWater Marine, Inc., Class A *	4,282	88,680
O'Reilly Automotive, Inc. *	26,870	27,226,296
Penske Automotive Group, Inc.	8,480	1,296,677
Petco Health & Wellness Co., Inc., Class A *	38,893	58,340
Pool Corp.	17,535	6,356,964
Qurate Retail, Inc. *	147,875	121,479
RealReal, Inc. *(a)	43,796	167,301
Revolve Group, Inc. *	18,087	360,112
RH *	7,107	1,755,784
Ross Stores, Inc.	153,196	19,846,542
RumbleON, Inc., Class B *	6,108	31,517
Sally Beauty Holdings, Inc. *	52,790	572,772
Savers Value Village, Inc. *	10,670	176,268
Shoe Carnival, Inc.	7,662	256,217
Signet Jewelers Ltd.	20,487	2,008,341
Sleep Number Corp. *	9,204	122,505
Sonic Automotive, Inc., Class A	6,954	402,219
Sportsman's Warehouse Holdings, Inc. *	14,642	46,854
Stitch Fix, Inc., Class A *	35,867	76,038
Tandy Leather Factory, Inc. *	3,329	15,813
ThredUp, Inc., Class A *	31,702	50,723
Tile Shop Holdings, Inc. *	15,152	101,821
Tilly's, Inc., Class A *	9,759	59,237
TJX Cos., Inc.	518,734	48,807,682
Tractor Supply Co.	48,871	13,345,693
See financial notes
Schwab Equity Index Funds | Semiannual Report

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Ulta Beauty, Inc. *	22,175	8,977,327
Upbound Group, Inc.	18,628	577,654
Urban Outfitters, Inc. *	25,860	1,007,506
Valvoline, Inc. *	59,157	2,515,356
Victoria's Secret & Co. *	39,845	702,069
Warby Parker, Inc., Class A *	32,957	386,915
Wayfair, Inc., Class A *	41,312	2,071,797
Weyco Group, Inc.	3,125	91,719
Williams-Sonoma, Inc.	29,292	8,400,360
Winmark Corp.	1,442	518,139
Zumiez, Inc. *	6,961	119,729
		1,223,375,704

Consumer Durables & Apparel 1.1%
Acushnet Holdings Corp.	13,529	824,998
American Outdoor Brands, Inc. *	6,310	49,344
AMMO, Inc. *	41,078	104,338
Aterian, Inc. *	3,271	7,425
Bassett Furniture Industries, Inc.	4,101	57,332
Beazer Homes USA, Inc. *	12,137	340,200
Brunswick Corp.	30,997	2,499,598
Capri Holdings Ltd. *	52,409	1,859,471
Carter's, Inc.	16,335	1,117,477
Cavco Industries, Inc. *	3,534	1,287,118
Century Communities, Inc.	12,516	992,769
Clarus Corp.	11,806	74,732
Columbia Sportswear Co.	15,285	1,217,145
Cricut, Inc., Class A	21,338	113,518
Crocs, Inc. *	27,679	3,442,437
Crown Crafts, Inc.	5,621	28,667
Culp, Inc. *	2,586	11,792
Deckers Outdoor Corp. *	11,618	9,508,984
DR Horton, Inc.	135,495	19,306,683
Dream Finders Homes, Inc., Class A *	11,475	407,363
Escalade, Inc.	3,803	47,385
Ethan Allen Interiors, Inc.	10,573	298,582
Figs, Inc., Class A *	52,953	270,590
Flexsteel Industries, Inc.	2,656	87,542
Funko, Inc., Class A *	14,201	86,484
Garmin Ltd.	69,830	10,088,340
G-III Apparel Group Ltd. *	17,626	496,172
GoPro, Inc., Class A *	54,737	94,695
Green Brick Partners, Inc. *	11,324	612,968
Hamilton Beach Brands Holding Co., Class A	3,706	75,380
Hanesbrands, Inc. *	171,255	780,923
Hasbro, Inc.	60,210	3,690,873
Helen of Troy Ltd. *	11,293	1,046,974
Hooker Furnishings Corp.	5,571	94,707
Hovnanian Enterprises, Inc., Class A *	2,021	298,764
Installed Building Products, Inc.	10,712	2,525,140
iRobot Corp. *	11,608	99,364
JAKKS Pacific, Inc. *	5,309	100,393
Johnson Outdoors, Inc., Class A	2,681	109,948
KB Home	34,561	2,238,170
Kontoor Brands, Inc.	23,446	1,455,059
Lakeland Industries, Inc.	3,608	59,712
Landsea Homes Corp. *	6,542	75,560
Latham Group, Inc. *	20,641	57,795
La-Z-Boy, Inc.	19,021	624,650
Legacy Housing Corp. *	4,652	94,761
Leggett & Platt, Inc.	63,973	1,155,992
Lennar Corp., Class A	117,606	17,831,422
Levi Strauss & Co., Class A	49,226	1,044,576
LGI Homes, Inc. *	9,067	815,395
Lifetime Brands, Inc.	5,690	52,007
Live Ventures, Inc. *	537	13,715
SECURITY	NUMBER OF SHARES	VALUE ($)
Lovesac Co. *	6,938	153,885
Lululemon Athletica, Inc. *	52,351	18,877,771
M/I Homes, Inc. *	12,695	1,475,413
Malibu Boats, Inc., Class A *	8,904	302,914
Marine Products Corp.	5,165	55,524
MasterCraft Boat Holdings, Inc. *	7,841	158,623
Mattel, Inc. *	159,829	2,928,067
Meritage Homes Corp.	16,430	2,723,108
Mohawk Industries, Inc. *	23,919	2,758,339
Movado Group, Inc.	6,936	176,660
Newell Brands, Inc.	185,295	1,471,242
NIKE, Inc., Class B	553,315	51,048,842
NVR, Inc. *	1,457	10,838,404
Oxford Industries, Inc.	6,214	669,745
Peloton Interactive, Inc., Class A *	158,683	493,504
PLBY Group, Inc. *	2,314	2,268
Polaris, Inc.	24,306	2,069,899
PulteGroup, Inc.	96,729	10,777,545
Purple Innovation, Inc., Class A *	27,507	41,811
PVH Corp.	27,592	3,002,010
Ralph Lauren Corp., Class A	18,131	2,966,957
Rocky Brands, Inc.	2,880	74,218
Skechers USA, Inc., Class A *	60,769	4,013,792
Skyline Champion Corp. *	24,310	1,823,007
Smith & Wesson Brands, Inc.	20,549	348,717
Smith Douglas Homes Corp. *	4,614	134,129
Snap One Holdings Corp. *	8,443	89,327
Solo Brands, Inc., Class A *	14,864	27,944
Sonos, Inc. *	60,399	1,020,743
Steven Madden Ltd.	32,680	1,320,599
Sturm Ruger & Co., Inc.	7,968	368,361
Superior Group of Cos., Inc.	5,398	87,825
Tapestry, Inc.	104,896	4,187,448
Taylor Morrison Home Corp., Class A *	48,752	2,730,600
Tempur Sealy International, Inc.	78,252	3,917,295
Toll Brothers, Inc.	47,320	5,636,285
TopBuild Corp. *	14,216	5,752,789
Topgolf Callaway Brands Corp. *	68,746	1,101,311
Traeger, Inc. *	23,917	51,422
Tri Pointe Homes, Inc. *	43,323	1,596,453
Tupperware Brands Corp. *(a)(b)	19,817	21,006
Under Armour, Inc., Class A *	168,301	1,132,666
Unifi, Inc. *	5,875	35,074
United Homes Group, Inc. *	3,328	22,231
Universal Electronics, Inc. *	5,590	63,111
Vera Bradley, Inc. *	11,087	73,063
VF Corp.	149,038	1,857,014
Vista Outdoor, Inc. *	27,538	966,308
Vizio Holding Corp., Class A *	45,618	483,551
VOXX International Corp., Class A *	5,522	32,580
Whirlpool Corp.	24,663	2,339,532
Wolverine World Wide, Inc.	33,611	360,982
Worthington Enterprises, Inc.	14,782	844,939
YETI Holdings, Inc. *	38,879	1,388,758
Yunhong Green CTI Ltd. *	20,213	28,096
		246,599,136

Consumer Services 2.3%
2U, Inc. *	79,877	19,809
Accel Entertainment, Inc., Class A *	23,774	255,333
ADT, Inc.	122,154	794,001
Adtalem Global Education, Inc. *	18,877	936,677
Airbnb, Inc., Class A *	197,650	31,341,360
American Public Education, Inc. *	8,505	117,624
Aramark	120,371	3,792,890
Bally's Corp. *	11,844	155,630
Beachbody Co., Inc. *	1,211	11,505
See financial notes

Schwab Equity Index Funds | Semiannual Report

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Biglari Holdings, Inc., Class B *	514	101,315
BJ's Restaurants, Inc. *	10,196	332,288
Bloomin' Brands, Inc.	40,982	1,056,926
Booking Holdings, Inc.	15,870	54,783,716
Bowlero Corp., Class A (a)	14,987	176,097
Boyd Gaming Corp.	30,860	1,651,319
Bright Horizons Family Solutions, Inc. *	26,006	2,697,082
Brinker International, Inc. *	21,173	1,134,873
Caesars Entertainment, Inc. *	97,134	3,479,340
Canterbury Park Holding Corp.	1,452	33,396
Carnival Corp. *	456,270	6,761,921
Carriage Services, Inc., Class A	5,752	147,136
Carrols Restaurant Group, Inc.	16,994	161,783
Cava Group, Inc. *	6,946	499,695
Century Casinos, Inc. *	13,792	40,962
Cheesecake Factory, Inc.	20,167	696,165
Chegg, Inc. *	50,436	260,754
Chipotle Mexican Grill, Inc., Class A *	12,464	39,381,254
Choice Hotels International, Inc. (a)	11,454	1,354,550
Churchill Downs, Inc.	30,477	3,931,533
Chuy's Holdings, Inc. *	8,171	240,718
Coursera, Inc. *	45,455	464,550
Cracker Barrel Old Country Store, Inc. (a)	11,203	651,903
Darden Restaurants, Inc.	54,034	8,289,356
Dave & Buster's Entertainment, Inc. *	14,984	800,146
Denny's Corp. *	24,016	192,608
Dine Brands Global, Inc.	6,725	296,572
Domino's Pizza, Inc.	15,720	8,320,124
DoorDash, Inc., Class A *	138,168	17,859,596
DraftKings, Inc., Class A *	212,161	8,817,411
Duolingo, Inc. *	16,464	3,716,748
Dutch Bros, Inc., Class A *	33,025	929,984
El Pollo Loco Holdings, Inc. *	9,086	77,413
European Wax Center, Inc., Class A *	14,659	172,390
Everi Holdings, Inc. *	38,486	314,431
Expedia Group, Inc. *	59,557	8,018,159
First Watch Restaurant Group, Inc. *	10,809	275,846
Frontdoor, Inc. *	35,506	1,089,679
Full House Resorts, Inc. *	15,255	77,800
GAN Ltd. *	31,476	37,142
Global Business Travel Group I *	25,286	152,980
Golden Entertainment, Inc.	9,398	301,206
Graham Holdings Co., Class B	1,610	1,129,206
Grand Canyon Education, Inc. *	13,768	1,790,115
H&R Block, Inc.	63,338	2,991,454
Hall of Fame Resort & Entertainment Co. *(a)	3,096	9,660
Hilton Grand Vacations, Inc. *	32,843	1,367,583
Hilton Worldwide Holdings, Inc.	114,416	22,571,988
Hyatt Hotels Corp., Class A	19,972	2,971,634
Inspirato, Inc. *	1,919	7,657
Inspired Entertainment, Inc. *	10,938	92,973
Jack in the Box, Inc.	8,973	512,089
Krispy Kreme, Inc.	37,458	473,844
Kura Sushi USA, Inc., Class A *	2,156	237,332
Las Vegas Sands Corp.	168,723	7,484,552
Laureate Education, Inc.	58,971	855,079
Life Time Group Holdings, Inc. *	31,649	432,325
Light & Wonder, Inc. *	41,267	3,683,492
Lincoln Educational Services Corp. *	10,639	113,412
Lindblad Expeditions Holdings, Inc. *	13,166	96,638
Marriott International, Inc., Class A	111,932	26,430,503
Marriott Vacations Worldwide Corp.	14,742	1,416,854
McDonald's Corp.	329,932	90,084,633
MGM Resorts International *	124,537	4,911,739
Mister Car Wash, Inc. *	47,073	314,918
SECURITY	NUMBER OF SHARES	VALUE ($)
Monarch Casino & Resort, Inc.	5,776	391,440
Mondee Holdings, Inc., Class A *	17,472	38,264
Nathan's Famous, Inc.	1,235	79,793
Nerdy, Inc. *	26,826	69,479
Noodles & Co., Class A *	16,309	24,627
Norwegian Cruise Line Holdings Ltd. *	193,672	3,664,274
ONE Group Hospitality, Inc. *	12,060	64,642
OneSpaWorld Holdings Ltd. *	40,012	508,953
Papa John's International, Inc.	14,323	883,586
Penn Entertainment, Inc. *	66,091	1,093,145
Perdoceo Education Corp.	27,838	509,435
Planet Fitness, Inc., Class A *	37,940	2,270,330
Playa Hotels & Resorts NV *	52,884	475,956
PlayAGS, Inc. *	23,905	211,320
Portillo's, Inc., Class A *	24,798	304,023
Potbelly Corp. *	11,690	119,121
Rave Restaurant Group, Inc. *	10,012	20,525
RCI Hospitality Holdings, Inc.	3,668	186,188
Red Robin Gourmet Burgers, Inc. *	6,715	50,698
Red Rock Resorts, Inc., Class A	23,238	1,234,403
Regis Corp. *	1,641	8,615
Royal Caribbean Cruises Ltd. *	107,414	14,998,217
Rush Street Interactive, Inc. *	31,726	202,729
Sabre Corp. *	172,600	495,362
Service Corp. International	66,430	4,763,695
Shake Shack, Inc., Class A *	17,416	1,843,484
Six Flags Entertainment Corp. *	32,321	762,129
Soho House & Co., Inc. *	16,810	87,580
Starbucks Corp.	514,540	45,531,645
Strategic Education, Inc.	9,508	1,091,899
Stride, Inc. *	17,428	1,163,319
Sweetgreen, Inc., Class A *	40,339	906,417
Target Hospitality Corp. *	10,745	119,538
Texas Roadhouse, Inc., Class A	30,333	4,876,940
Travel & Leisure Co.	32,601	1,419,448
Udemy, Inc. *	40,027	401,071
United Parks & Resorts, Inc. *	16,942	860,992
Universal Technical Institute, Inc. *	21,431	326,180
Vail Resorts, Inc.	17,201	3,257,353
Wendy's Co.	77,071	1,540,649
Wingstop, Inc.	13,286	5,112,320
WW International, Inc. *	36,376	65,841
Wyndham Hotels & Resorts, Inc.	38,347	2,818,888
Wynn Resorts Ltd.	43,289	3,967,437
Xponential Fitness, Inc., Class A *	9,583	122,183
Yum! Brands, Inc.	128,061	18,088,616
		514,216,125

Consumer Staples Distribution & Retail 1.8%
Albertsons Cos., Inc., Class A	183,419	3,741,748
Andersons, Inc.	13,831	759,875
BJ's Wholesale Club Holdings, Inc. *	60,699	4,533,001
Casey's General Stores, Inc.	16,757	5,355,202
Chefs' Warehouse, Inc. *	17,993	595,208
Costco Wholesale Corp.	202,075	146,080,017
Dollar General Corp.	99,225	13,811,128
Dollar Tree, Inc. *	93,536	11,060,632
Grocery Outlet Holding Corp. *	47,258	1,227,290
Ingles Markets, Inc., Class A	6,246	448,150
Kroger Co.	299,947	16,611,065
Natural Grocers by Vitamin Cottage, Inc.	4,452	72,835
Performance Food Group Co. *	69,983	4,750,446
PriceSmart, Inc.	11,274	908,572
SpartanNash Co.	15,368	293,375
Sprouts Farmers Market, Inc. *	46,441	3,066,499
Sysco Corp.	226,562	16,838,088
See financial notes
Schwab Equity Index Funds | Semiannual Report

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Target Corp.	209,374	33,705,027
U.S. Foods Holding Corp. *	103,706	5,211,226
United Natural Foods, Inc. *	25,620	228,787
Village Super Market, Inc., Class A	2,371	66,317
Walgreens Boots Alliance, Inc.	325,583	5,772,587
Walmart, Inc.	1,947,117	115,561,394
Weis Markets, Inc.	8,874	560,216
		391,258,685

Energy 4.2%
Adams Resources & Energy, Inc.	794	23,423
Aemetis, Inc. *	14,199	55,376
American Resources Corp. *(a)	38,760	55,427
Amplify Energy Corp. *	16,372	115,586
Antero Midstream Corp.	151,508	2,096,871
Antero Resources Corp. *	127,511	4,336,649
APA Corp.	162,885	5,121,104
Archrock, Inc.	64,257	1,233,092
Atlas Energy Solutions, Inc., Class A	24,182	537,082
Baker Hughes Co., Class A	456,343	14,885,909
Berry Corp.	27,783	235,878
Bristow Group, Inc. *	9,727	255,917
Cactus, Inc., Class A	29,031	1,441,099
California Resources Corp.	30,067	1,589,342
Centrus Energy Corp., Class A *	5,939	254,961
ChampionX Corp.	89,262	2,996,525
Cheniere Energy, Inc.	108,095	17,059,553
Chesapeake Energy Corp.	51,111	4,593,857
Chevron Corp.	788,940	127,232,354
Chord Energy Corp.	18,990	3,360,850
Civitas Resources, Inc.	38,616	2,778,807
Clean Energy Fuels Corp. *	78,451	182,006
CNX Resources Corp. *	70,699	1,662,840
Comstock Resources, Inc.	50,535	508,382
Comstock, Inc. *	59,927	16,630
ConocoPhillips	535,877	67,316,869
CONSOL Energy, Inc.	12,540	1,037,810
Core Laboratories, Inc.	20,776	328,261
Coterra Energy, Inc.	341,621	9,346,751
Crescent Energy Co., Class A	40,522	431,154
CVR Energy, Inc.	11,947	362,950
Delek U.S. Holdings, Inc.	25,894	707,683
Devon Energy Corp.	291,830	14,935,859
Diamond Offshore Drilling, Inc. *	43,981	538,327
Diamondback Energy, Inc.	81,186	16,328,940
DMC Global, Inc. *	8,614	136,532
Dorian LPG Ltd.	17,028	703,597
Dril-Quip, Inc. *	14,876	270,446
DT Midstream, Inc.	43,410	2,700,102
Empire Petroleum Corp. *(a)	4,255	22,041
EOG Resources, Inc.	265,311	35,055,542
Epsilon Energy Ltd.	5,425	29,404
EQT Corp.	188,478	7,556,083
Equitrans Midstream Corp.	197,327	2,669,834
Evolution Petroleum Corp.	15,426	83,300
Excelerate Energy, Inc., Class A	7,154	120,616
Expro Group Holdings NV *	37,621	705,770
Exxon Mobil Corp.	1,806,267	213,627,198
Forum Energy Technologies, Inc. *	4,222	78,740
FutureFuel Corp.	9,399	50,943
Geospace Technologies Corp. *	3,725	45,259
Granite Ridge Resources, Inc.	22,980	149,830
Green Plains, Inc. *	28,596	591,079
Gulf Island Fabrication, Inc. *	6,007	41,448
Gulfport Energy Corp. *	4,553	722,607
Hallador Energy Co. *	10,747	54,917
Halliburton Co.	406,274	15,223,087
SECURITY	NUMBER OF SHARES	VALUE ($)
Helix Energy Solutions Group, Inc. *	60,683	651,735
Helmerich & Payne, Inc.	44,341	1,743,932
Hess Corp.	125,471	19,760,428
HF Sinclair Corp.	70,334	3,815,619
HighPeak Energy, Inc. (a)	11,338	161,113
Houston American Energy Corp. *	4,107	6,612
Independence Contract Drilling, Inc. *(a)	7,301	13,653
International Seaways, Inc.	17,558	970,782
Kinder Morgan, Inc.	884,070	16,160,800
Kinetik Holdings, Inc., Class A	15,778	604,929
KLX Energy Services Holdings, Inc. *(a)	8,329	55,221
Kodiak Gas Services, Inc.	10,144	275,714
Kosmos Energy Ltd. *	217,678	1,234,234
Liberty Energy, Inc., Class A	69,697	1,533,334
Lightbridge Corp. *	5,562	13,794
Magnolia Oil & Gas Corp., Class A	86,005	2,156,145
Mammoth Energy Services, Inc. *	10,739	34,902
Marathon Oil Corp.	265,610	7,131,628
Marathon Petroleum Corp.	167,390	30,418,111
Matador Resources Co.	49,925	3,110,327
Murphy Oil Corp.	64,788	2,892,136
Nabors Industries Ltd. *	3,829	275,803
NACCO Industries, Inc., Class A	1,966	54,144
Natural Gas Services Group, Inc. *	4,213	93,023
New Fortress Energy, Inc.	28,877	756,577
Newpark Resources, Inc. *	32,811	227,708
NextDecade Corp. *	49,946	320,653
Nine Energy Service, Inc. *(a)	5,821	12,573
Noble Corp. PLC	49,473	2,195,612
Northern Oil & Gas, Inc.	42,384	1,728,843
NOV, Inc.	179,177	3,312,983
Occidental Petroleum Corp.	299,430	19,804,300
Oceaneering International, Inc. *	48,506	1,111,272
Oil States International, Inc. *	29,052	115,917
ONEOK, Inc.	264,274	20,909,359
OPAL Fuels, Inc., Class A *	5,715	26,746
Overseas Shipholding Group, Inc., Class A	30,088	182,935
Ovintiv, Inc.	114,638	5,883,222
Par Pacific Holdings, Inc. *	26,679	821,713
Patterson-UTI Energy, Inc.	144,426	1,562,689
PBF Energy, Inc., Class A	49,131	2,617,208
Peabody Energy Corp.	49,804	1,092,700
Permian Resources Corp., Class A	208,522	3,492,743
Phillips 66	195,357	27,977,076
PHX Minerals, Inc.	18,580	62,243
Pioneer Natural Resources Co.	106,477	28,676,386
PrimeEnergy Resources Corp. *	362	37,091
Profire Energy, Inc. *	27,669	50,081
ProFrac Holding Corp., Class A *	13,542	98,450
ProPetro Holding Corp. *	39,887	347,815
Range Resources Corp.	109,316	3,925,538
Ranger Energy Services, Inc.	5,075	49,938
REX American Resources Corp. *	6,150	340,280
Riley Exploration Permian, Inc.	1,796	46,570
Ring Energy, Inc. *	11,664	22,162
RPC, Inc.	36,343	243,135
SandRidge Energy, Inc.	12,685	173,785
Schlumberger NV	649,331	30,830,236
SEACOR Marine Holdings, Inc. *	10,252	125,279
Select Water Solutions, Inc.	33,094	305,789
SilverBow Resources, Inc. *	5,751	176,671
Sitio Royalties Corp., Class A	35,149	816,863
SM Energy Co.	52,363	2,539,082
Smart Sand, Inc. *	17,439	36,448
See financial notes

Schwab Equity Index Funds | Semiannual Report

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Solaris Oilfield Infrastructure, Inc., Class A	15,678	138,123
Southwestern Energy Co. *	500,626	3,749,689
Talos Energy, Inc. *	58,300	768,394
Targa Resources Corp.	101,711	11,601,157
TechnipFMC PLC	198,635	5,089,029
Tellurian, Inc. *	286,293	123,135
TETRA Technologies, Inc. *	48,733	209,065
Texas Pacific Land Corp.	8,502	4,899,703
Tidewater, Inc. *	22,034	2,023,823
Transocean Ltd. *	320,856	1,674,868
U.S. Silica Holdings, Inc. *	33,313	514,020
Uranium Energy Corp. *	180,582	1,218,928
VAALCO Energy, Inc.	43,433	277,971
Valaris Ltd. *	27,793	1,808,213
Valero Energy Corp.	154,882	24,760,985
Vertex Energy, Inc. *	44,352	57,658
Viper Energy, Inc.	40,000	1,526,400
Vital Energy, Inc. *	11,591	614,555
Vitesse Energy, Inc.	10,573	234,615
W&T Offshore, Inc.	41,992	94,482
Weatherford International PLC *	33,365	4,124,581
Williams Cos., Inc.	552,847	21,207,211
World Kinect Corp.	27,459	645,287
		928,189,181

Equity Real Estate Investment Trusts (REITs) 2.4%
Acadia Realty Trust	46,117	796,902
Agree Realty Corp.	45,582	2,608,202
Alexander & Baldwin, Inc.	35,571	585,854
Alexander's, Inc.	964	203,944
Alexandria Real Estate Equities, Inc.	72,230	8,369,290
Alpine Income Property Trust, Inc.	4,623	69,021
American Assets Trust, Inc.	21,772	464,832
American Healthcare REIT, Inc.	27,000	370,710
American Homes 4 Rent, Class A	145,574	5,211,549
American Tower Corp.	211,874	36,349,103
Americold Realty Trust, Inc.	123,643	2,716,437
Apartment Income REIT Corp.	66,082	2,536,227
Apartment Investment & Management Co., Class A *	64,227	513,816
Apple Hospitality REIT, Inc.	95,824	1,414,362
Armada Hoffler Properties, Inc.	28,123	295,854
Ashford Hospitality Trust, Inc. *(b)	12,463	14,582
AvalonBay Communities, Inc.	64,240	12,177,977
Bluerock Homes Trust, Inc.	1,536	25,851
Boston Properties, Inc.	66,270	4,101,450
Braemar Hotels & Resorts, Inc.	24,766	67,611
Brandywine Realty Trust	80,539	365,647
Brixmor Property Group, Inc.	135,990	3,005,379
Broadstone Net Lease, Inc.	87,052	1,267,477
BRT Apartments Corp.	5,530	99,208
Camden Property Trust	48,318	4,816,338
CareTrust REIT, Inc.	61,209	1,513,087
CBL & Associates Properties, Inc.	10,443	227,135
Centerspace	6,268	421,523
Chatham Lodging Trust	21,672	198,732
City Office REIT, Inc.	16,407	76,457
Clipper Realty, Inc.	5,283	22,189
Community Healthcare Trust, Inc.	10,035	266,229
COPT Defense Properties	51,553	1,235,725
Cousins Properties, Inc.	70,257	1,611,696
Creative Media & Community Trust Corp.	3,238	10,750
Crown Castle, Inc.	196,742	18,450,465
CTO Realty Growth, Inc.	7,821	135,694
CubeSmart	101,521	4,105,509
SECURITY	NUMBER OF SHARES	VALUE ($)
DiamondRock Hospitality Co.	99,179	882,693
Digital Realty Trust, Inc.	138,137	19,170,653
Diversified Healthcare Trust (b)	100,000	236,000
Douglas Emmett, Inc.	73,469	1,007,260
Easterly Government Properties, Inc., Class A	42,425	495,948
EastGroup Properties, Inc.	21,981	3,414,968
Elme Communities	40,011	606,567
Empire State Realty Trust, Inc., Class A	58,131	528,992
EPR Properties	35,314	1,433,395
Equinix, Inc.	42,703	30,366,530
Equity Commonwealth *	45,821	857,769
Equity LifeStyle Properties, Inc.	85,698	5,166,732
Equity Residential	156,373	10,070,421
Essential Properties Realty Trust, Inc.	69,415	1,828,391
Essex Property Trust, Inc.	29,324	7,221,035
Extra Space Storage, Inc.	96,286	12,929,284
Farmland Partners, Inc.	21,207	228,187
Federal Realty Investment Trust	33,653	3,505,633
First Industrial Realty Trust, Inc.	59,960	2,723,383
Four Corners Property Trust, Inc.	42,097	987,175
Franklin Street Properties Corp., Class C	36,290	67,499
Gaming & Leisure Properties, Inc.	121,084	5,173,919
Generation Income Properties, Inc.	894	3,379
Getty Realty Corp.	23,634	640,481
Gladstone Commercial Corp.	16,360	218,733
Gladstone Land Corp.	14,746	186,979
Global Medical REIT, Inc.	26,096	211,639
Global Net Lease, Inc.	84,810	589,430
Global Self Storage, Inc.	1,987	8,326
Healthcare Realty Trust, Inc., Class A	173,781	2,472,904
Healthpeak Properties, Inc.	326,712	6,080,110
Highwoods Properties, Inc.	49,859	1,306,306
Host Hotels & Resorts, Inc.	318,406	6,008,321
Hudson Pacific Properties, Inc.	56,547	327,973
Independence Realty Trust, Inc.	103,075	1,625,493
Industrial Logistics Properties Trust	24,875	87,560
Innovative Industrial Properties, Inc.	12,910	1,334,894
InvenTrust Properties Corp.	29,223	740,511
Invitation Homes, Inc.	262,003	8,960,503
Iron Mountain, Inc.	132,194	10,247,679
JBG SMITH Properties	40,899	613,894
Kilroy Realty Corp.	48,504	1,639,435
Kimco Realty Corp.	305,865	5,698,265
Kite Realty Group Trust	99,353	2,165,895
Lamar Advertising Co., Class A	39,410	4,565,649
LTC Properties, Inc.	17,442	577,330
LXP Industrial Trust	139,647	1,166,052
Macerich Co.	99,583	1,370,262
Medical Properties Trust, Inc. (a)	278,519	1,281,187
Mid-America Apartment Communities, Inc.	52,853	6,870,890
Modiv Industrial, Inc., Class C	3,196	47,844
National Health Investors, Inc.	20,414	1,287,307
National Storage Affiliates Trust	35,246	1,235,020
NET Lease Office Properties	6,279	143,538
NETSTREIT Corp.	34,339	578,612
New Century Financial Corp. *(c)	3,600	0
NexPoint Diversified Real Estate Trust	15,748	94,173
NexPoint Residential Trust, Inc.	9,644	330,211
NNN REIT, Inc.	84,116	3,409,222
Office Properties Income Trust	29,171	58,925
Omega Healthcare Investors, Inc.	113,277	3,444,754
One Liberty Properties, Inc.	6,163	141,194
Outfront Media, Inc.	65,718	1,042,287
Paramount Group, Inc.	73,678	341,866
See financial notes
Schwab Equity Index Funds | Semiannual Report

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Park Hotels & Resorts, Inc.	92,416	1,490,670
Peakstone Realty Trust	15,426	215,501
Pebblebrook Hotel Trust	53,690	780,116
Phillips Edison & Co., Inc.	55,440	1,812,888
Piedmont Office Realty Trust, Inc., Class A	53,125	366,031
Plymouth Industrial REIT, Inc.	16,461	343,706
Postal Realty Trust, Inc., Class A	7,337	101,617
PotlatchDeltic Corp.	36,149	1,446,322
Presidio Property Trust, Inc., Class A	8,865	7,619
Prologis, Inc.	420,500	42,912,025
Public Storage	72,042	18,691,297
Rayonier, Inc.	62,919	1,866,178
Realty Income Corp.	377,326	20,202,034
Regency Centers Corp.	73,868	4,374,463
Retail Opportunity Investments Corp.	53,563	657,218
Rexford Industrial Realty, Inc.	95,257	4,077,952
RLJ Lodging Trust	69,831	768,141
Ryman Hospitality Properties, Inc.	27,387	2,888,781
Sabra Health Care REIT, Inc.	104,314	1,452,051
Safehold, Inc.	21,044	383,843
Saul Centers, Inc.	5,768	210,013
SBA Communications Corp., Class A	49,088	9,136,259
Service Properties Trust	87,224	534,683
Simon Property Group, Inc.	148,246	20,833,010
SITE Centers Corp.	84,716	1,142,819
SL Green Realty Corp.	28,543	1,422,298
STAG Industrial, Inc.	81,841	2,814,512
Summit Hotel Properties, Inc.	47,221	283,798
Sun Communities, Inc.	56,298	6,267,093
Sunstone Hotel Investors, Inc.	90,577	923,885
Tanger, Inc.	48,488	1,374,635
Terreno Realty Corp.	42,356	2,302,049
UDR, Inc.	137,470	5,234,858
UMH Properties, Inc.	25,601	407,568
Uniti Group, Inc.	117,986	678,420
Universal Health Realty Income Trust	5,432	195,715
Urban Edge Properties	55,572	929,720
Ventas, Inc.	183,879	8,142,162
Veris Residential, Inc.	34,121	491,684
VICI Properties, Inc., Class A	470,776	13,440,655
Vornado Realty Trust	71,356	1,857,397
Welltower, Inc.	251,445	23,957,680
Weyerhaeuser Co.	330,491	9,970,913
Whitestone REIT	20,066	230,759
WP Carey, Inc.	98,679	5,411,556
Xenia Hotels & Resorts, Inc.	45,844	635,856
		528,448,731

Financial Services 7.8%
Acacia Research Corp. *	29,703	144,654
ACRES Commercial Realty Corp.	3,144	41,815
AFC Gamma, Inc.	8,444	101,328
Affiliated Managers Group, Inc.	15,236	2,378,340
Affirm Holdings, Inc. *	107,616	3,430,798
AG Mortgage Investment Trust, Inc.	13,958	77,327
AGNC Investment Corp.	313,416	2,867,756
Alerus Financial Corp.	8,490	167,253
Ally Financial, Inc.	124,296	4,766,752
AlTi Global, Inc. *	9,783	45,002
A-Mark Precious Metals, Inc.	8,227	329,656
American Express Co.	260,118	60,875,416
Ameriprise Financial, Inc.	45,597	18,776,389
Angel Oak Mortgage REIT, Inc.	9,942	104,689
Annaly Capital Management, Inc.	226,910	4,252,293
Apollo Commercial Real Estate Finance, Inc.	61,373	591,022
SECURITY	NUMBER OF SHARES	VALUE ($)
Apollo Global Management, Inc.	198,343	21,496,414
Arbor Realty Trust, Inc. (a)	83,347	1,069,342
Ares Commercial Real Estate Corp.	22,535	153,013
ARES Management Corp., Class A	77,148	10,267,627
ARMOUR Residential REIT, Inc.	21,511	390,855
Artisan Partners Asset Management, Inc., Class A	31,419	1,285,980
AssetMark Financial Holdings, Inc. *	9,288	314,027
Associated Capital Group, Inc., Class A	1,818	59,067
Atlanticus Holdings Corp. *	2,144	56,709
AvidXchange Holdings, Inc. *	75,290	877,881
B Riley Financial, Inc. (a)	6,796	233,782
Bank of New York Mellon Corp.	345,488	19,516,617
Berkshire Hathaway, Inc., Class B *	827,600	328,333,748
Better Home & Finance Holding Co. *	212,871	84,510
BGC Group, Inc., Class A	171,274	1,341,075
BlackRock, Inc.	63,654	48,035,855
Blackstone Mortgage Trust, Inc., Class A (a)	78,268	1,380,648
Blackstone, Inc.	327,210	38,155,958
Block, Inc. *	253,199	18,483,527
Blue Owl Capital, Inc., Class A	184,413	3,483,562
BM Technologies, Inc. *	10,210	16,234
Bread Financial Holdings, Inc.	21,541	795,078
Bridge Investment Group Holdings, Inc., Class A	13,376	88,014
Brightsphere Investment Group, Inc.	14,000	311,360
BrightSpire Capital, Inc., Class A	69,114	434,727
Cannae Holdings, Inc. *	25,712	500,098
Cantaloupe, Inc. *	26,721	154,715
Capital One Financial Corp.	173,250	24,849,247
Carlyle Group, Inc.	98,545	4,414,816
Cass Information Systems, Inc.	5,702	246,269
Cboe Global Markets, Inc.	48,019	8,698,642
Charles Schwab Corp. (d)	671,907	49,687,523
Cherry Hill Mortgage Investment Corp.	15,001	51,603
Chicago Atlantic Real Estate Finance, Inc.	9,254	145,658
Chimera Investment Corp.	98,492	405,787
Claros Mortgage Trust, Inc.	50,991	443,622
CME Group, Inc.	163,992	34,379,283
Cohen & Steers, Inc.	11,667	802,456
Coinbase Global, Inc., Class A *	77,723	15,850,051
Consumer Portfolio Services, Inc. *	5,099	43,647
Corebridge Financial, Inc. (a)	109,893	2,918,758
Corpay, Inc. *	32,979	9,964,275
Credit Acceptance Corp. *	2,821	1,449,204
Diamond Hill Investment Group, Inc.	1,364	203,536
Discover Financial Services	113,531	14,387,784
Donnelley Financial Solutions, Inc. *	11,044	693,342
Dynex Capital, Inc.	22,582	263,532
Ellington Credit Co.	6,980	46,138
Ellington Financial, Inc.	33,849	387,233
Enact Holdings, Inc.	14,940	444,166
Encore Capital Group, Inc. *	9,929	407,983
Enova International, Inc. *	13,316	806,017
Equitable Holdings, Inc.	144,040	5,316,516
Essent Group Ltd.	47,371	2,509,242
Euronet Worldwide, Inc. *	20,230	2,077,216
Evercore, Inc., Class A	15,791	2,866,066
EVERTEC, Inc.	29,799	1,118,356
EZCORP, Inc., Class A *	25,151	276,158
FactSet Research Systems, Inc.	17,367	7,240,129
Federal Agricultural Mortgage Corp., Class C	4,622	860,293
See financial notes

Schwab Equity Index Funds | Semiannual Report

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Federated Hermes, Inc.	38,340	1,259,469
Fidelity National Information Services, Inc.	269,046	18,273,604
Finance of America Cos., Inc., Class A *	18,960	9,101
FirstCash Holdings, Inc.	16,707	1,887,557
Fiserv, Inc. *	272,653	41,625,934
Flywire Corp. *	51,215	1,049,908
Forge Global Holdings, Inc. *	45,163	82,648
Franklin BSP Realty Trust, Inc.	34,676	433,103
Franklin Resources, Inc.	135,716	3,099,753
GCM Grosvenor, Inc., Class A	19,770	186,629
Global Payments, Inc.	118,501	14,548,368
Goldman Sachs Group, Inc.	148,337	63,296,881
Granite Point Mortgage Trust, Inc.	23,489	100,768
Great Ajax Corp.	9,397	32,420
Green Dot Corp., Class A *	20,026	175,228
Guild Holdings Co., Class A	4,604	62,108
Hamilton Lane, Inc., Class A	16,653	1,860,473
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	49,093	1,227,816
Heritage Global, Inc. *	16,791	41,306
Houlihan Lokey, Inc., Class A	23,392	2,982,246
I3 Verticals, Inc., Class A *	10,325	234,481
Interactive Brokers Group, Inc., Class A	48,347	5,565,707
Intercontinental Exchange, Inc.	260,272	33,512,623
International Money Express, Inc. *	18,445	373,142
Invesco Ltd.	201,667	2,857,621
Invesco Mortgage Capital, Inc.	18,784	160,603
Jack Henry & Associates, Inc.	32,952	5,360,961
Jackson Financial, Inc., Class A	31,704	2,166,017
Janus Henderson Group PLC	59,917	1,870,609
Jefferies Financial Group, Inc.	76,607	3,298,697
Katapult Holdings, Inc. *	2,511	32,982
KKR & Co., Inc.	301,919	28,099,601
KKR Real Estate Finance Trust, Inc.	24,272	228,400
Ladder Capital Corp., Class A	54,768	587,661
Lazard, Inc.	51,551	1,984,713
LendingClub Corp. *	46,098	346,657
LendingTree, Inc. *	4,315	208,285
loanDepot, Inc., Class A *	36,984	76,927
LPL Financial Holdings, Inc.	34,013	9,153,919
Lument Finance Trust, Inc.	24,035	56,723
Manhattan Bridge Capital, Inc.	7,727	39,099
MarketAxess Holdings, Inc.	17,632	3,527,987
Marqeta, Inc., Class A *	205,057	1,138,066
Mastercard, Inc., Class A	375,277	169,324,982
Medallion Financial Corp.	6,557	48,260
Merchants Bancorp	12,767	514,893
MFA Financial, Inc.	47,437	502,358
MGIC Investment Corp.	125,438	2,543,883
Moelis & Co., Class A	30,835	1,513,382
Moneylion, Inc. *	2,380	157,818
Moody's Corp.	71,467	26,466,374
Morgan Stanley	569,850	51,765,174
Morningstar, Inc.	11,728	3,314,919
Mr Cooper Group, Inc. *	29,229	2,256,479
MSCI, Inc., Class A	35,899	16,721,395
Nasdaq, Inc.	172,152	10,303,297
Navient Corp.	37,356	561,087
NCR Atleos Corp. *	28,535	568,703
Nelnet, Inc., Class A	7,716	726,693
NerdWallet, Inc., Class A *	22,319	280,550
New York Mortgage Trust, Inc.	40,532	277,644
NewtekOne, Inc.	11,192	120,762
Nexpoint Real Estate Finance, Inc.	5,703	73,911
Nicholas Financial, Inc. *	6,032	38,665
SECURITY	NUMBER OF SHARES	VALUE ($)
NMI Holdings, Inc., Class A *	36,089	1,113,707
Northern Trust Corp.	93,438	7,698,357
Ocwen Financial Corp. *	3,090	72,121
OneMain Holdings, Inc.	54,286	2,828,843
Open Lending Corp., Class A *	44,911	229,046
Oportun Financial Corp. *	13,044	41,349
Oppenheimer Holdings, Inc., Class A	3,500	140,175
OppFi, Inc.	7,166	19,133
Orchid Island Capital, Inc. (a)	30,417	253,374
P10, Inc., Class A	29,037	206,163
Paymentus Holdings, Inc., Class A *	8,752	178,628
Payoneer Global, Inc. *	113,997	563,145
PayPal Holdings, Inc. *	488,172	33,156,642
Paysign, Inc. *	9,553	43,944
PennyMac Financial Services, Inc.	12,693	1,087,029
PennyMac Mortgage Investment Trust	37,798	523,502
Perella Weinberg Partners, Class A	19,698	293,894
Piper Sandler Cos.	7,045	1,379,341
PJT Partners, Inc., Class A	10,452	987,609
PRA Group, Inc. *	16,584	394,533
Priority Technology Holdings, Inc. *	9,469	30,395
PROG Holdings, Inc.	19,924	662,274
Radian Group, Inc.	71,257	2,128,447
Raymond James Financial, Inc.	85,433	10,422,826
Ready Capital Corp.	69,762	594,372
Redwood Trust, Inc.	69,393	383,743
Regional Management Corp.	3,411	85,991
Remitly Global, Inc. *	63,447	1,131,260
Repay Holdings Corp., Class A *	32,506	330,586
Rithm Capital Corp.	214,168	2,381,548
Robinhood Markets, Inc., Class A *	237,488	3,916,177
Rocket Cos., Inc., Class A *	58,600	719,608
Ryvyl, Inc. *	1,042	1,386
S&P Global, Inc.	146,148	60,772,723
Sachem Capital Corp.	16,351	50,688
Security National Financial Corp., Class A *	7,050	46,389
SEI Investments Co.	45,583	3,006,199
Seven Hills Realty Trust	5,666	71,108
Sezzle, Inc. *	1,400	70,882
Shift4 Payments, Inc., Class A *	25,975	1,502,913
Silvercrest Asset Management Group, Inc., Class A	3,213	47,070
SLM Corp.	103,311	2,189,160
SoFi Technologies, Inc. *	446,993	3,030,613
Starwood Property Trust, Inc.	132,523	2,513,961
State Street Corp.	137,859	9,993,399
StepStone Group, Inc., Class A	25,199	908,928
Stifel Financial Corp.	47,043	3,759,677
StoneX Group, Inc. *	12,675	920,205
SWK Holdings Corp. *	1,451	25,160
Synchrony Financial	183,898	8,087,834
T Rowe Price Group, Inc.	101,767	11,150,610
Toast, Inc., Class A *	168,491	3,981,442
TPG RE Finance Trust, Inc.	24,952	182,898
TPG, Inc.	34,397	1,482,511
Tradeweb Markets, Inc., Class A	52,904	5,380,866
Two Harbors Investment Corp.	51,925	655,813
U.S. Global Investors, Inc., Class A	6,234	16,707
Upstart Holdings, Inc. *	33,301	736,951
Usio, Inc. *	17,787	26,325
UWM Holdings Corp.	43,383	273,313
Velocity Financial, Inc. *	8,532	146,324
Victory Capital Holdings, Inc., Class A	16,586	843,564
Virtu Financial, Inc., Class A	42,853	929,910
Virtus Investment Partners, Inc.	2,899	635,809
Visa, Inc., Class A	719,409	193,240,451
Voya Financial, Inc.	47,448	3,234,056
See financial notes
Schwab Equity Index Funds | Semiannual Report

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Walker & Dunlop, Inc.	14,790	1,355,208
Waterstone Financial, Inc.	8,861	100,484
Western Union Co.	164,344	2,208,783
Westwood Holdings Group, Inc.	2,653	33,003
WEX, Inc. *	19,361	4,090,205
WisdomTree, Inc.	51,234	455,983
World Acceptance Corp. *	1,349	185,582
		1,734,066,346

Food, Beverage & Tobacco 2.6%
Alico, Inc.	2,213	61,765
Altria Group, Inc.	801,268	35,103,551
Archer-Daniels-Midland Co.	242,906	14,248,866
B&G Foods, Inc.	42,071	466,988
Beyond Meat, Inc. *(a)	28,812	195,345
Boston Beer Co., Inc., Class A *	4,323	1,203,566
BRC, Inc., Class A *	18,823	73,410
Brown-Forman Corp., Class B	108,375	5,185,744
Bunge Global SA	65,435	6,658,666
Calavo Growers, Inc.	7,291	196,492
Cal-Maine Foods, Inc.	18,796	1,039,983
Campbell Soup Co.	90,559	4,139,452
Celsius Holdings, Inc. *	67,508	4,811,295
Coca-Cola Co.	1,771,082	109,399,735
Coca-Cola Consolidated, Inc.	2,124	1,754,424
Conagra Brands, Inc.	219,655	6,760,981
Constellation Brands, Inc., Class A	72,929	18,484,584
Darling Ingredients, Inc. *	72,463	3,070,257
Duckhorn Portfolio, Inc. *	19,046	161,320
Farmer Bros Co. *	11,781	36,521
Flowers Foods, Inc.	86,037	2,145,763
Fresh Del Monte Produce, Inc.	13,508	345,400
Freshpet, Inc. *	21,989	2,332,373
General Mills, Inc.	258,267	18,197,493
Hain Celestial Group, Inc. *	55,489	340,702
Hershey Co.	68,453	13,274,406
Hormel Foods Corp.	130,450	4,638,802
Ingredion, Inc.	29,234	3,349,924
J & J Snack Foods Corp.	7,048	967,620
J M Smucker Co.	48,724	5,595,951
John B Sanfilippo & Son, Inc.	3,955	394,314
Kellanova	120,376	6,964,955
Keurig Dr Pepper, Inc.	474,379	15,986,572
Kraft Heinz Co.	360,131	13,904,658
Lamb Weston Holdings, Inc.	65,349	5,446,186
Lancaster Colony Corp.	9,421	1,797,621
Lifeway Foods, Inc. *	6,566	134,275
Limoneira Co.	7,226	142,930
Mama's Creations, Inc. *	7,154	42,495
McCormick & Co., Inc. - Non Voting Shares	114,886	8,738,229
MGP Ingredients, Inc.	7,544	591,751
Mission Produce, Inc. *	18,304	207,750
Molson Coors Beverage Co., Class B	84,014	4,810,642
Mondelez International, Inc., Class A	612,138	44,037,208
Monster Beverage Corp. *	337,483	18,038,466
National Beverage Corp. *	9,990	444,555
PepsiCo, Inc.	625,179	109,975,238
Philip Morris International, Inc.	706,158	67,042,641
Pilgrim's Pride Corp. *	19,693	709,342
Post Holdings, Inc. *	23,321	2,475,524
Sadot Group, Inc. *	27,734	7,627
Seaboard Corp.	109	360,802
Seneca Foods Corp., Class A *	2,612	151,731
Simply Good Foods Co. *	42,953	1,565,637
Splash Beverage Group, Inc. *	20,360	6,698
Tootsie Roll Industries, Inc.	7,644	227,103
SECURITY	NUMBER OF SHARES	VALUE ($)
TreeHouse Foods, Inc. *	22,159	832,070
Turning Point Brands, Inc.	9,980	287,823
Tyson Foods, Inc., Class A	129,015	7,824,760
Universal Corp.	10,446	537,238
Utz Brands, Inc.	29,813	537,528
Vector Group Ltd.	56,584	585,644
Vintage Wine Estates, Inc. *	29,567	6,032
Vita Coco Co., Inc. *	13,490	326,998
Vital Farms, Inc. *	11,214	300,087
Westrock Coffee Co. *(a)	15,240	154,534
Whole Earth Brands, Inc. *	12,768	61,542
WK Kellogg Co.	28,636	668,364
Zevia PBC, Class A *	20,011	17,227
		580,586,176

Health Care Equipment & Services 5.0%
Abbott Laboratories	789,672	83,681,542
Acadia Healthcare Co., Inc. *	41,960	3,102,522
Accolade, Inc. *	35,923	274,092
Accuray, Inc. *	36,635	78,033
AdaptHealth Corp., Class A *	43,913	432,543
Addus HomeCare Corp. *	7,000	673,050
Agiliti, Inc. *	14,918	151,418
agilon health, Inc. *	138,167	759,918
AirSculpt Technologies, Inc. *(a)	4,242	23,373
Akili, Inc., Class A *	8,840	3,536
Align Technology, Inc. *	32,528	9,185,257
Alignment Healthcare, Inc. *	51,148	263,412
Alphatec Holdings, Inc. *	41,583	524,777
Amedisys, Inc. *	15,348	1,412,783
American Well Corp., Class A *	125,000	63,813
AMN Healthcare Services, Inc. *	17,098	1,025,538
AngioDynamics, Inc. *	16,851	97,567
Apyx Medical Corp. *	12,488	17,858
Artivion, Inc. *	17,724	347,745
Asensus Surgical, Inc. *	88,725	21,880
Astrana Health, Inc. *	19,744	733,490
AtriCure, Inc. *	21,692	523,211
Atrion Corp.	563	238,312
Augmedix, Inc. *	11,589	31,406
Avanos Medical, Inc. *	19,723	356,592
Aveanna Healthcare Holdings, Inc. *	23,737	53,408
Axogen, Inc. *	16,795	107,656
Axonics, Inc. *	23,420	1,559,069
Baxter International, Inc.	231,470	9,344,444
Becton Dickinson & Co.	131,516	30,853,654
Beyond Air, Inc. *(a)	14,110	15,239
Biodesix, Inc. *	20,622	25,571
Bioventus, Inc., Class A *	16,149	63,950
Boston Scientific Corp. *	666,369	47,891,940
BrightSpring Health Services, Inc. *	25,000	267,250
Brookdale Senior Living, Inc. *	96,082	652,397
Butterfly Network, Inc. *(a)	79,217	61,480
Cardinal Health, Inc.	111,192	11,457,224
Castle Biosciences, Inc. *	11,444	241,354
Cencora, Inc.	75,121	17,957,675
Centene Corp. *	242,765	17,736,411
Certara, Inc. *	51,767	885,733
Cerus Corp. *	76,254	127,344
Chemed Corp.	6,833	3,881,144
Cigna Group	133,050	47,504,172
ClearPoint Neuro, Inc. *	10,369	56,304
Clover Health Investments Corp., Class A *	151,697	95,569
Community Health Systems, Inc. *	51,561	170,151
CONMED Corp.	14,231	967,423
Cooper Cos., Inc.	90,394	8,050,490
See financial notes

Schwab Equity Index Funds | Semiannual Report

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
CorVel Corp. *	4,159	993,377
Cross Country Healthcare, Inc. *	14,884	261,958
CVRx, Inc. *	5,810	90,113
CVS Health Corp.	571,705	38,710,146
DaVita, Inc. *	24,484	3,403,521
Definitive Healthcare Corp., Class A *	18,692	129,722
Delcath Systems, Inc. *	6,977	36,280
DENTSPLY SIRONA, Inc.	95,706	2,872,137
Dexcom, Inc. *	175,293	22,330,575
DocGo, Inc. *	50,278	169,940
Doximity, Inc., Class A *	54,666	1,327,837
Edwards Lifesciences Corp. *	275,422	23,319,981
ElectroCore, Inc. *	3,035	18,574
Electromed, Inc. *	3,594	62,500
Elevance Health, Inc.	106,898	56,504,145
Embecta Corp.	24,775	250,971
Encompass Health Corp.	45,879	3,825,391
Enhabit, Inc. *	23,015	232,221
Enovis Corp. *	22,222	1,227,321
Ensign Group, Inc.	25,319	2,996,757
Envista Holdings Corp. *	78,934	1,553,421
enVVeno Medical Corp. *	2,462	13,049
Enzo Biochem, Inc. *	13,471	14,010
Evolent Health, Inc., Class A *	52,657	1,460,705
FONAR Corp. *	3,312	52,131
Forian, Inc. *	7,513	19,534
Fulgent Genetics, Inc. *	9,036	183,883
GE HealthCare Technologies, Inc.	193,149	14,725,680
GeneDx Holdings Corp. *(a)	7,651	130,603
Glaukos Corp. *	22,092	2,120,832
Globus Medical, Inc., Class A *	52,218	2,599,934
GoodRx Holdings, Inc., Class A *	32,958	234,002
Great Elm Group, Inc. *	9,772	18,665
Guardant Health, Inc. *	54,988	989,784
Haemonetics Corp. *	22,522	2,070,898
HCA Healthcare, Inc.	90,095	27,913,233
Health Catalyst, Inc. *	26,200	162,964
HealthEquity, Inc. *	39,669	3,130,281
HealthStream, Inc.	10,329	266,178
HeartBeam, Inc. *	14,543	29,231
Henry Schein, Inc. *	58,847	4,076,920
Hims & Hers Health, Inc. *	69,336	868,780
Hologic, Inc. *	107,104	8,115,270
Humana, Inc.	55,549	16,780,797
Hyperfine, Inc. *	14,647	11,864
ICU Medical, Inc. *	9,260	906,739
IDEXX Laboratories, Inc. *	37,738	18,595,777
Inari Medical, Inc. *	22,228	829,994
InfuSystem Holdings, Inc. *	10,655	80,019
Innovage Holding Corp. *	7,015	24,903
Inogen, Inc. *	16,555	112,574
Inspire Medical Systems, Inc. *	13,428	3,245,010
Insulet Corp. *	31,968	5,496,578
Integer Holdings Corp. *	15,173	1,693,762
Integra LifeSciences Holdings Corp. *	30,669	894,615
Intuitive Surgical, Inc. *	160,261	59,395,932
iRadimed Corp.	3,278	133,120
iRhythm Technologies, Inc. *	14,107	1,545,845
Joint Corp. *	7,452	88,977
Know Labs, Inc. *	35,048	22,935
KORU Medical Systems, Inc. *	12,813	27,804
Laboratory Corp. of America Holdings	38,479	7,748,516
Lantheus Holdings, Inc. *	30,497	2,029,270
LeMaitre Vascular, Inc.	8,388	543,542
LENSAR, Inc. *	11,846	36,960
LifeMD, Inc. *	20,209	241,093
LifeStance Health Group, Inc. *	40,123	247,960
LivaNova PLC *	25,025	1,395,144
SECURITY	NUMBER OF SHARES	VALUE ($)
Lucid Diagnostics, Inc. *	1,998	1,800
Masimo Corp. *	20,280	2,725,835
McKesson Corp.	59,861	32,157,928
Medtronic PLC	604,812	48,530,115
Merit Medical Systems, Inc. *	26,082	1,932,676
Milestone Scientific, Inc. *	34,400	21,328
ModivCare, Inc. *	5,394	126,597
Molina Healthcare, Inc. *	26,401	9,031,782
Multiplan Corp. *	104,525	67,920
Myomo, Inc. *	21,495	70,289
National HealthCare Corp.	5,672	515,415
National Research Corp.	6,098	208,856
Neogen Corp. *	89,023	1,097,654
NeoGenomics, Inc. *	59,570	829,214
NeuroPace, Inc. *	4,356	56,584
Nevro Corp. *	16,500	174,570
Novocure Ltd. *	44,300	542,232
OmniAb, Inc., Class A *(c)	2,395	0
OmniAb, Inc., Class B *(c)	2,395	0
Omnicell, Inc. *	21,903	587,219
OPKO Health, Inc. *(a)	185,881	226,775
OptimizeRx Corp. *	6,885	70,227
Option Care Health, Inc. *	82,293	2,459,738
OraSure Technologies, Inc. *	30,500	161,345
Orchestra BioMed Holdings, Inc. *(a)	5,514	24,317
Orthofix Medical, Inc. *	14,213	184,769
OrthoPediatrics Corp. *	7,124	211,084
Outset Medical, Inc. *	27,235	68,905
Owens & Minor, Inc. *	33,542	829,829
P3 Health Partners, Inc. *(a)	13,641	7,328
Paragon 28, Inc. *	18,302	168,744
Patterson Cos., Inc.	41,269	1,051,121
PAVmed, Inc. *	5,301	10,602
Pediatrix Medical Group, Inc. *	35,753	317,129
Pennant Group, Inc. *	13,217	276,367
Penumbra, Inc. *	17,472	3,432,724
PetIQ, Inc., Class A *	11,858	193,523
Phreesia, Inc. *	23,389	485,088
Premier, Inc., Class A	55,319	1,155,061
Privia Health Group, Inc. *	45,235	832,324
PROCEPT BioRobotics Corp. *	19,661	1,041,640
Pro-Dex, Inc. *	1,916	35,676
Progyny, Inc. *	36,695	1,176,442
Pulmonx Corp. *	15,144	115,246
Pulse Biosciences, Inc. *(a)	6,773	49,917
Quest Diagnostics, Inc.	50,668	7,001,304
QuidelOrtho Corp. *	24,067	975,917
R1 RCM, Inc. *	95,408	1,172,564
RadNet, Inc. *	29,538	1,432,593
ResMed, Inc.	66,965	14,329,840
Rockwell Medical, Inc. *	7,846	11,455
RxSight, Inc. *	11,027	574,838
Sanara Medtech, Inc. *	1,654	52,663
Schrodinger, Inc. *	25,953	632,734
Select Medical Holdings Corp.	48,777	1,383,803
Semler Scientific, Inc. *	1,873	47,818
Senseonics Holdings, Inc. *(a)	216,699	105,532
Sensus Healthcare, Inc. *	6,026	22,658
Sharecare, Inc. *	150,000	107,385
Shockwave Medical, Inc. *	16,662	5,501,626
SI-BONE, Inc. *	19,218	274,049
Sight Sciences, Inc. *	12,929	71,756
Silk Road Medical, Inc. *	17,297	336,254
Simulations Plus, Inc.	7,164	324,887
Solventum Corp. *	62,673	4,074,372
Sonida Senior Living, Inc. *	1,604	50,590
STAAR Surgical Co. *	24,350	1,119,126
Stereotaxis, Inc. *	22,696	53,336
See financial notes
Schwab Equity Index Funds | Semiannual Report

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
STERIS PLC	44,948	9,194,563
Streamline Health Solutions, Inc. *	29,028	8,679
Stryker Corp.	153,810	51,757,065
Surgery Partners, Inc. *	32,410	808,629
Surmodics, Inc. *	7,188	184,660
Tactile Systems Technology, Inc. *	10,021	137,989
Talkspace, Inc. *	88,164	269,782
Tandem Diabetes Care, Inc. *	29,715	1,090,243
Tela Bio, Inc. *	6,599	29,729
Teladoc Health, Inc. *	75,644	964,461
Teleflex, Inc.	21,317	4,449,924
Tenet Healthcare Corp. *	45,818	5,144,903
TransMedics Group, Inc. *	15,124	1,423,622
Treace Medical Concepts, Inc. *	27,099	281,017
TruBridge, Inc. *	6,539	51,658
U.S. Physical Therapy, Inc.	7,360	747,114
UFP Technologies, Inc. *	3,230	665,186
UnitedHealth Group, Inc.	420,716	203,500,329
Universal Health Services, Inc., Class B	27,648	4,712,049
Utah Medical Products, Inc.	1,365	90,363
Varex Imaging Corp. *	17,095	277,794
Veeva Systems, Inc., Class A *	66,618	13,227,670
Viemed Healthcare, Inc. *	16,000	131,040
Vivani Medical, Inc. *	30,017	48,628
VolitionRX Ltd. *	15,384	13,844
Zimmer Biomet Holdings, Inc.	95,192	11,449,694
Zimvie, Inc. *	10,245	155,724
Zomedica Corp. *	412,334	58,593
Zynex, Inc. *(a)	7,546	82,780
		1,119,572,672

Household & Personal Products 1.3%
Beauty Health Co. *	39,541	127,717
BellRing Brands, Inc. *	58,908	3,249,954
Central Garden & Pet Co. *	4,564	186,896
Central Garden & Pet Co., Class A *	25,542	904,953
Church & Dwight Co., Inc.	112,205	12,105,797
Clorox Co.	56,614	8,371,512
Colgate-Palmolive Co.	374,351	34,410,344
Coty, Inc., Class A *	168,936	1,932,628
Edgewell Personal Care Co.	22,085	830,838
elf Beauty, Inc. *	25,089	4,077,715
Energizer Holdings, Inc.	31,376	901,119
Estee Lauder Cos., Inc., Class A	106,102	15,566,224
Herbalife Ltd. *	41,704	360,740
Honest Co., Inc. *	29,467	88,696
Inter Parfums, Inc.	8,373	974,450
Kenvue, Inc.	781,864	14,714,681
Kimberly-Clark Corp.	153,342	20,935,783
Lifevantage Corp.	7,299	44,524
Medifast, Inc.	4,730	130,217
Natural Alternatives International, Inc. *	3,654	22,838
Natural Health Trends Corp.	6,750	45,360
Nature's Sunshine Products, Inc. *	4,762	92,621
Nu Skin Enterprises, Inc., Class A	22,078	259,637
Oil-Dri Corp. of America	1,961	135,799
Olaplex Holdings, Inc. *	49,924	69,394
Procter & Gamble Co.	1,070,306	174,673,939
Reynolds Consumer Products, Inc.	26,473	757,922
Safety Shot, Inc. *	13,500	20,655
Spectrum Brands Holdings, Inc.	13,831	1,132,344
United-Guardian, Inc.	3,342	27,939
USANA Health Sciences, Inc. *	4,815	199,919
SECURITY	NUMBER OF SHARES	VALUE ($)
WD-40 Co.	6,185	1,398,614
		298,751,769

Insurance 2.3%
Aflac, Inc.	239,448	20,029,825
Allstate Corp.	119,263	20,281,866
Ambac Financial Group, Inc. *	18,370	265,447
American Coastal Insurance Corp., Class C *	6,372	66,715
American Equity Investment Life Holding Co.	28,730	1,612,040
American Financial Group, Inc.	29,767	3,802,734
American International Group, Inc.	318,803	24,009,054
AMERISAFE, Inc.	8,109	369,770
Aon PLC, Class A	91,148	25,704,648
Arch Capital Group Ltd. *	168,812	15,790,674
Arthur J Gallagher & Co.	98,806	23,188,780
Assurant, Inc.	23,511	4,100,318
Assured Guaranty Ltd.	25,234	1,935,448
Axis Capital Holdings Ltd.	35,322	2,166,298
Brighthouse Financial, Inc. *	29,722	1,434,087
Brown & Brown, Inc.	107,916	8,799,471
BRP Group, Inc., Class A *	28,110	748,850
Chubb Ltd.	184,522	45,879,550
Cincinnati Financial Corp.	71,612	8,284,792
Citizens, Inc., Class A *(a)	24,606	54,871
CNA Financial Corp.	11,952	525,171
CNO Financial Group, Inc.	52,809	1,390,461
Crawford & Co., Class A	10,215	94,795
Donegal Group, Inc., Class A	6,507	87,454
eHealth, Inc. *	13,577	58,110
Employers Holdings, Inc.	11,659	496,557
Enstar Group Ltd. *	6,194	1,798,552
Erie Indemnity Co., Class A	11,261	4,309,134
Everest Group Ltd.	19,724	7,227,071
F&G Annuities & Life, Inc.	7,820	295,752
Fidelity National Financial, Inc.	118,637	5,872,532
First American Financial Corp.	47,799	2,560,592
Genworth Financial, Inc., Class A *	204,265	1,211,291
Globe Life, Inc.	38,517	2,933,840
GoHealth, Inc., Class A *	3,311	33,342
Goosehead Insurance, Inc., Class A *	11,407	649,172
Greenlight Capital Re Ltd., Class A *	9,834	119,188
Hagerty, Inc., Class A *	15,234	136,344
Hanover Insurance Group, Inc.	16,309	2,117,234
Hartford Financial Services Group, Inc.	136,080	13,184,791
HCI Group, Inc.	3,137	358,183
Heritage Insurance Holdings, Inc. *	10,125	103,376
Hippo Holdings, Inc. *	7,344	157,088
Horace Mann Educators Corp.	17,846	657,804
ICC Holdings, Inc. *	5,650	90,287
Investors Title Co.	697	111,820
James River Group Holdings Ltd.	28,410	252,565
Kemper Corp.	27,177	1,584,691
Kingsway Financial Services, Inc. *	5,983	53,249
Kinsale Capital Group, Inc.	10,085	3,663,376
Lemonade, Inc. *(a)	27,928	481,199
Lincoln National Corp.	78,786	2,148,494
Loews Corp.	83,533	6,277,505
Maiden Holdings Ltd. *	32,952	68,540
Markel Group, Inc. *	5,957	8,687,689
Marsh & McLennan Cos., Inc.	223,600	44,592,548
MBIA, Inc. *	22,069	138,814
Mercury General Corp.	11,235	587,141
MetLife, Inc.	279,659	19,878,162
See financial notes

Schwab Equity Index Funds | Semiannual Report

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
National Western Life Group, Inc., Class A	978	478,066
NI Holdings, Inc. *	3,782	56,238
Old Republic International Corp.	117,117	3,497,114
Oscar Health, Inc., Class A *	71,396	1,240,149
Palomar Holdings, Inc. *	10,660	838,622
Primerica, Inc.	16,071	3,404,802
Principal Financial Group, Inc.	100,429	7,947,951
ProAssurance Corp. *	24,020	320,907
Progressive Corp.	266,398	55,477,384
Prudential Financial, Inc.	164,024	18,121,372
Reinsurance Group of America, Inc.	29,663	5,546,684
RenaissanceRe Holdings Ltd.	24,268	5,320,759
RLI Corp.	18,179	2,569,602
Root, Inc., Class A *	5,666	394,637
Ryan Specialty Holdings, Inc., Class A	46,260	2,282,468
Safety Insurance Group, Inc.	6,404	509,566
Selective Insurance Group, Inc.	27,852	2,831,156
Selectquote, Inc. *	53,616	80,960
SiriusPoint Ltd. *	44,279	521,607
Skyward Specialty Insurance Group, Inc. *	15,421	538,501
Stewart Information Services Corp.	12,159	753,980
Tiptree, Inc.	9,652	153,756
Travelers Cos., Inc.	103,567	21,972,775
Trupanion, Inc. *(a)	19,237	432,833
United Fire Group, Inc.	9,091	200,820
Universal Insurance Holdings, Inc.	11,138	217,414
Unum Group	81,676	4,140,973
W R Berkley Corp.	92,716	7,136,351
White Mountains Insurance Group Ltd.	1,116	1,984,404
Willis Towers Watson PLC	46,857	11,767,667
		504,258,670

Materials 2.6%
AdvanSix, Inc.	11,778	297,512
Air Products & Chemicals, Inc.	101,318	23,945,496
Albemarle Corp.	53,735	6,464,858
Alcoa Corp.	80,300	2,821,742
Alpha Metallurgical Resources, Inc.	5,295	1,732,100
Alto Ingredients, Inc. *	33,727	63,744
Amcor PLC	659,503	5,895,957
American Battery Technology Co. *(a)	32,527	42,285
American Vanguard Corp.	11,255	128,194
Ampco-Pittsburgh Corp. *	7,848	16,088
AptarGroup, Inc.	30,413	4,391,029
Arcadium Lithium PLC *	457,292	2,012,085
Arch Resources, Inc.	8,577	1,361,856
Ascent Industries Co. *	4,646	47,714
Ashland, Inc.	23,656	2,255,126
Aspen Aerogels, Inc. *	28,080	439,733
ATI, Inc. *	57,200	3,414,840
Avery Dennison Corp.	36,398	7,908,557
Avient Corp.	42,722	1,812,267
Axalta Coating Systems Ltd. *	101,891	3,203,453
Balchem Corp.	14,605	2,064,855
Ball Corp.	143,890	10,010,427
Berry Global Group, Inc.	53,362	3,022,424
Cabot Corp.	25,607	2,336,127
Carpenter Technology Corp.	21,950	1,881,115
Celanese Corp., Class A	45,293	6,957,458
Century Aluminum Co. *	22,913	397,541
CF Industries Holdings, Inc.	86,399	6,822,929
Chemours Co.	67,300	1,800,275
Clearwater Paper Corp. *	7,639	344,061
Cleveland-Cliffs, Inc. *	226,249	3,823,608
SECURITY	NUMBER OF SHARES	VALUE ($)
Coeur Mining, Inc. *	179,585	811,724
Commercial Metals Co.	53,599	2,880,410
Compass Minerals International, Inc.	14,554	181,197
Contango ORE, Inc. *	1,750	36,522
Core Molding Technologies, Inc. *	2,885	51,988
Corteva, Inc.	320,041	17,323,819
Crown Holdings, Inc.	55,207	4,530,838
Dakota Gold Corp. *	24,511	65,199
Danimer Scientific, Inc. *(a)	37,658	28,243
Dow, Inc.	320,353	18,228,086
DuPont de Nemours, Inc.	195,764	14,192,890
Eagle Materials, Inc.	15,897	3,985,537
Eastman Chemical Co.	53,335	5,036,957
Ecolab, Inc.	115,242	26,061,978
Ecovyst, Inc. *	46,051	434,261
Element Solutions, Inc.	99,960	2,312,075
Flotek Industries, Inc. *	5,581	19,199
FMC Corp.	57,783	3,409,775
Freeport-McMoRan, Inc.	652,498	32,585,750
Friedman Industries, Inc.	2,834	55,065
Gatos Silver, Inc. *	17,898	171,284
Ginkgo Bioworks Holdings, Inc. *(a)	585,011	521,303
Graphic Packaging Holding Co.	140,335	3,627,660
Greif, Inc., Class A	13,364	818,946
Hawkins, Inc.	8,063	610,934
Haynes International, Inc.	5,389	324,148
HB Fuller Co.	24,358	1,819,786
Hecla Mining Co.	269,311	1,273,841
Huntsman Corp.	73,671	1,757,790
Hycroft Mining Holding Corp. *(a)	6,015	19,910
Idaho Strategic Resources, Inc. *	4,628	39,391
Ingevity Corp. *	14,768	755,236
Innospec, Inc.	10,861	1,303,320
International Flavors & Fragrances, Inc.	116,149	9,832,013
International Paper Co.	148,622	5,192,853
Intrepid Potash, Inc. *	3,965	79,776
Kaiser Aluminum Corp.	6,881	622,662
Knife River Corp. *	26,236	2,051,393
Koppers Holdings, Inc.	10,777	552,645
Kronos Worldwide, Inc.	9,190	105,225
Linde PLC	220,559	97,257,697
Loop Industries, Inc. *	9,523	27,045
Louisiana-Pacific Corp.	29,673	2,171,767
LSB Industries, Inc. *	21,659	201,429
LyondellBasell Industries NV, Class A	116,832	11,679,695
Martin Marietta Materials, Inc.	28,096	16,494,319
Materion Corp.	9,668	1,111,240
Mativ Holdings, Inc.	23,942	437,181
McEwen Mining, Inc. *	18,704	214,348
Mercer International, Inc.	18,274	185,116
Metallus, Inc. *	16,743	344,236
Minerals Technologies, Inc.	15,242	1,110,989
Mosaic Co.	148,210	4,652,312
MP Materials Corp. *	70,450	1,127,200
Myers Industries, Inc.	15,888	347,947
NewMarket Corp.	3,202	1,687,198
Newmont Corp.	523,492	21,274,715
Northern Technologies International Corp.	2,657	47,029
Novusterra, Inc. *(a)(c)	3,229	0
Nucor Corp.	111,793	18,840,474
O-I Glass, Inc. *	72,227	1,080,516
Olin Corp.	54,947	2,872,629
Olympic Steel, Inc.	4,090	260,001
Orion SA	27,306	646,060
Packaging Corp. of America	40,411	6,990,295
Pactiv Evergreen, Inc.	23,506	358,231
See financial notes
Schwab Equity Index Funds | Semiannual Report

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Perimeter Solutions SA *	64,240	449,680
Piedmont Lithium, Inc. *	6,862	84,059
PPG Industries, Inc.	107,362	13,849,698
PureCycle Technologies, Inc. *(a)	74,372	347,317
Quaker Chemical Corp.	6,333	1,181,294
Radius Recycling, Inc., Class A	11,633	202,647
Ramaco Resources, Inc., Class A	15,917	249,579
Ramaco Resources, Inc., Class B	2,118	23,531
Ranpak Holdings Corp., Class A *	15,372	111,293
Rayonier Advanced Materials, Inc. *	26,864	100,203
Reliance, Inc.	25,973	7,395,033
Royal Gold, Inc.	30,279	3,637,416
RPM International, Inc.	58,207	6,222,910
Ryerson Holding Corp.	12,949	369,694
Scotts Miracle-Gro Co.	19,443	1,332,623
Sealed Air Corp.	65,892	2,074,280
Sensient Technologies Corp.	19,516	1,428,962
Sherwin-Williams Co.	107,115	32,092,725
Silgan Holdings, Inc.	37,619	1,755,303
Smith-Midland Corp. *	1,800	64,296
Solitario Resources Corp. *	44,899	34,797
Sonoco Products Co.	44,388	2,487,947
Steel Dynamics, Inc.	69,058	8,985,827
Stepan Co.	9,304	772,139
Summit Materials, Inc., Class A *	53,461	2,079,633
SunCoke Energy, Inc.	34,174	352,334
Sylvamo Corp.	15,710	981,875
Tredegar Corp.	10,770	68,713
TriMas Corp.	17,344	450,771
Trinseo PLC	19,239	50,214
Tronox Holdings PLC	49,611	842,891
U.S. Antimony Corp. *	59,275	13,040
U.S. Gold Corp. *	7,270	30,389
U.S. Lime & Minerals, Inc.	962	298,220
U.S. Steel Corp.	103,099	3,763,113
Universal Stainless & Alloy Products, Inc. *	5,210	136,241
Valhi, Inc.	1,628	24,046
Vulcan Materials Co.	60,439	15,570,900
Warrior Met Coal, Inc.	24,646	1,684,554
Westlake Corp.	14,583	2,148,951
Westrock Co.	116,330	5,579,187
Worthington Steel, Inc.	12,939	398,392
		582,573,471

Media & Entertainment 7.6%
Advantage Solutions, Inc. *	42,984	183,112
Alphabet, Inc., Class A *	2,680,517	436,334,557
Alphabet, Inc., Class C *	2,244,197	369,484,594
Altice USA, Inc., Class A *	102,606	198,030
AMC Entertainment Holdings, Inc., Class A *(a)	119,682	350,668
AMC Networks, Inc., Class A *	17,154	182,175
Angi, Inc. *	46,987	99,143
Atlanta Braves Holdings, Inc., Class C *	21,892	819,418
Boston Omaha Corp., Class A *	8,359	129,063
Bumble, Inc., Class A *	43,395	438,289
Cable One, Inc.	2,015	793,608
Cardlytics, Inc. *	25,904	317,324
Cargurus, Inc. *	38,901	873,716
Cars.com, Inc. *	26,286	439,239
Charter Communications, Inc., Class A *	44,755	11,454,595
Cinemark Holdings, Inc. *	47,010	805,751
SECURITY	NUMBER OF SHARES	VALUE ($)
Clear Channel Outdoor Holdings, Inc. *	153,084	212,787
Comcast Corp., Class A	1,802,361	68,687,978
comScore, Inc. *	2,302	31,814
Cumulus Media, Inc., Class A *	7,422	19,520
CuriosityStream, Inc.	23,041	24,423
DHI Group, Inc. *	17,605	41,196
EchoStar Corp., Class A *	53,476	855,081
Electronic Arts, Inc.	110,302	13,988,500
Emerald Holding, Inc. *	6,732	38,709
Endeavor Group Holdings, Inc., Class A	86,645	2,288,294
Entravision Communications Corp., Class A	34,841	72,818
Eventbrite, Inc., Class A *	35,982	189,985
EverQuote, Inc., Class A *	8,283	167,068
EW Scripps Co., Class A *	25,886	97,331
Fluent, Inc. *	5,036	17,475
Fox Corp., Class A	166,191	5,153,583
fuboTV, Inc. *	129,071	183,281
Gaia, Inc., Class A *	10,263	39,718
Gannett Co., Inc. *	69,602	168,437
Getty Images Holdings, Inc. *	18,585	68,393
Golden Matrix Group, Inc. *	8,251	29,621
Gray Television, Inc.	36,454	209,610
Grindr, Inc. *	10,471	102,511
Harte Hanks, Inc. *	3,347	23,898
IAC, Inc. *	32,541	1,547,650
Innovid Corp. *	35,745	80,426
Integral Ad Science Holding Corp. *	33,997	326,031
Interpublic Group of Cos., Inc.	174,119	5,300,182
IZEA Worldwide, Inc. *	8,623	24,058
John Wiley & Sons, Inc., Class A	18,846	708,044
Lee Enterprises, Inc. *	1,545	19,127
Liberty Broadband Corp., Class C *	58,818	2,925,019
Liberty Media Corp.-Liberty Formula One, Class C *	104,759	7,329,987
Liberty Media Corp.-Liberty Live, Class C *	31,561	1,177,857
Liberty Media Corp.-Liberty SiriusXM, Class C *	101,527	2,442,740
Lions Gate Entertainment Corp., Class A *	87,853	886,437
Live Nation Entertainment, Inc. *	64,432	5,728,649
LiveOne, Inc. *	39,793	75,607
Madison Square Garden Entertainment Corp., Class A *	18,450	722,317
Madison Square Garden Sports Corp. *	7,599	1,412,806
Magnite, Inc. *	61,457	542,665
Marchex, Inc., Class B *	24,313	33,309
Marcus Corp.	10,398	135,590
Match Group, Inc. *	124,126	3,825,563
MediaAlpha, Inc., Class A *	11,398	230,809
Meta Platforms, Inc., Class A	1,000,724	430,481,443
National CineMedia, Inc. *	44,303	189,617
Netflix, Inc. *	196,847	108,391,832
New York Times Co., Class A	74,891	3,222,560
News Corp., Class A	227,952	5,425,258
Nexstar Media Group, Inc., Class A	14,534	2,326,312
Nextdoor Holdings, Inc. *	62,506	127,512
Omnicom Group, Inc.	90,165	8,370,919
Outbrain, Inc. *	10,250	41,513
Paramount Global, Class B	226,245	2,576,931
Pinterest, Inc., Class A *	270,201	9,038,223
Playstudios, Inc. *	40,501	87,482
Playtika Holding Corp.	30,485	221,016
See financial notes

Schwab Equity Index Funds | Semiannual Report

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
PodcastOne, Inc. *	1,895	3,714
PSQ Holdings, Inc. *(a)	8,011	33,166
PubMatic, Inc., Class A *	19,401	435,358
QuinStreet, Inc. *	21,564	390,093
Reading International, Inc., Class B *	1,251	17,927
Reservoir Media, Inc. *	14,527	130,017
ROBLOX Corp., Class A *	224,386	7,979,166
Roku, Inc. *	56,658	3,266,900
Rumble, Inc. *(a)	34,234	241,692
Saga Communications, Inc., Class A	1,989	45,329
Scholastic Corp.	12,861	458,109
Shutterstock, Inc.	10,396	444,013
Sinclair, Inc.	15,351	188,817
Sirius XM Holdings, Inc. (a)	296,892	872,862
Skillz, Inc., Class A *	6,303	38,700
Snap, Inc., Class A *	476,867	7,176,848
Sphere Entertainment Co. *	12,111	470,633
Stagwell, Inc., Class A *	43,953	261,520
Take-Two Interactive Software, Inc. *	72,118	10,299,172
TechTarget, Inc. *	11,292	310,530
TEGNA, Inc.	88,242	1,203,621
Thryv Holdings, Inc. *	12,739	293,124
TKO Group Holdings, Inc.	28,064	2,656,819
Townsquare Media, Inc., Class A	6,366	76,838
Trade Desk, Inc., Class A *	202,483	16,775,717
Travelzoo *	4,020	35,818
TripAdvisor, Inc. *	50,308	1,324,610
TrueCar, Inc. *	41,115	108,544
Urban One, Inc. *	6,214	9,632
Urban One, Inc., Class A *	6,023	11,986
Vimeo, Inc. *	71,535	256,811
Vivid Seats, Inc., Class A *	41,337	217,433
Walt Disney Co.	834,359	92,697,285
Warner Bros Discovery, Inc. *	1,014,092	7,463,717
Warner Music Group Corp., Class A	63,189	2,085,237
WideOpenWest, Inc. *	23,881	85,255
Yelp, Inc., Class A *	31,656	1,273,837
Zedge, Inc., Class B *	11,319	27,166
Ziff Davis, Inc. *	20,262	1,015,329
ZipRecruiter, Inc., Class A *	33,246	341,769
ZoomInfo Technologies, Inc., Class A *	140,117	2,222,256
		1,684,838,174

Pharmaceuticals, Biotechnology & Life Sciences 7.1%
10X Genomics, Inc., Class A *	46,955	1,374,842
180 Life Sciences Corp. *(a)	18,364	39,483
2seventy bio, Inc. *	41,139	187,594
4D Molecular Therapeutics, Inc. *	16,599	397,214
89bio, Inc. *	39,098	332,724
AbbVie, Inc.	803,080	130,612,931
Abeona Therapeutics, Inc. *	8,850	36,639
Absci Corp. *	23,263	110,267
ACADIA Pharmaceuticals, Inc. *	55,262	923,428
ACELYRIN, Inc. *	13,426	56,121
Achieve Life Sciences, Inc. *	8,279	36,345
Acrivon Therapeutics, Inc. *	3,170	28,815
Actinium Pharmaceuticals, Inc. *	12,526	96,450
Acumen Pharmaceuticals, Inc. *	9,845	31,701
Adaptive Biotechnologies Corp. *	49,118	128,689
Adicet Bio, Inc. *	30,000	44,700
ADMA Biologics, Inc. *	104,554	681,692
Adverum Biotechnologies, Inc. *	10,713	104,130
AEON Biopharma, Inc. *	9,000	34,650
Aerovate Therapeutics, Inc. *	6,263	125,323
Agilent Technologies, Inc.	133,136	18,244,957
Agios Pharmaceuticals, Inc. *	24,055	781,788
Akebia Therapeutics, Inc. *	79,804	100,553
SECURITY	NUMBER OF SHARES	VALUE ($)
Akero Therapeutics, Inc. *	30,217	601,016
Akoya Biosciences, Inc. *	7,848	29,979
Alaunos Therapeutics, Inc. *(a)	7,353	9,265
Aldeyra Therapeutics, Inc. *	19,049	75,053
Alector, Inc. *	26,074	132,456
Aligos Therapeutics, Inc. *	31,383	24,008
Alkermes PLC *	75,777	1,859,568
Allakos, Inc. *	29,756	31,244
Allogene Therapeutics, Inc. *	51,083	140,989
Allovir, Inc. *	57,055	45,324
Alnylam Pharmaceuticals, Inc. *	56,755	8,169,882
Alpine Immune Sciences, Inc. *	21,192	1,368,791
Altimmune, Inc. *	20,396	133,594
ALX Oncology Holdings, Inc. *(a)	10,211	173,791
Amgen, Inc.	243,353	66,664,121
Amicus Therapeutics, Inc. *	121,964	1,218,420
Amneal Pharmaceuticals, Inc. *	45,474	275,118
Amphastar Pharmaceuticals, Inc. *	16,418	677,243
Amylyx Pharmaceuticals, Inc. *	17,199	31,130
AnaptysBio, Inc. *	7,265	176,830
Anavex Life Sciences Corp. *(a)	36,218	132,196
ANI Pharmaceuticals, Inc. *	7,569	499,554
Anika Therapeutics, Inc. *	5,811	150,447
Anixa Biosciences, Inc. *	12,785	37,971
Annexon, Inc. *	28,332	128,911
Apellis Pharmaceuticals, Inc. *	46,296	2,045,820
Apogee Therapeutics, Inc. *	11,749	590,975
Applied Therapeutics, Inc. *	24,504	108,308
Aquestive Therapeutics, Inc. *	19,078	64,102
Arbutus Biopharma Corp. *	50,681	138,359
ARCA biopharma, Inc. *(a)	14,988	52,308
Arcellx, Inc. *	15,511	775,860
Arcturus Therapeutics Holdings, Inc. *	10,133	259,101
Arcus Biosciences, Inc. *	24,937	379,791
Arcutis Biotherapeutics, Inc. *	45,056	374,866
Ardelyx, Inc. *	111,347	712,621
ArriVent Biopharma, Inc. *	4,500	74,340
Arrowhead Pharmaceuticals, Inc. *	56,099	1,268,959
ARS Pharmaceuticals, Inc. *	23,670	205,929
Arvinas, Inc. *	31,695	1,006,950
Assembly Biosciences, Inc. *	2,704	33,719
Assertio Holdings, Inc. *	40,135	35,523
Astria Therapeutics, Inc. *	18,061	165,800
Atara Biotherapeutics, Inc. *	41,098	28,358
Atea Pharmaceuticals, Inc. *	33,404	123,595
Atossa Therapeutics, Inc. *	45,962	69,403
aTyr Pharma, Inc. *	26,689	41,902
Aura Biosciences, Inc. *	25,362	187,679
Avantor, Inc. *	306,617	7,429,330
Avid Bioservices, Inc. *	27,120	206,926
Avidity Biosciences, Inc. *	31,152	751,698
Avita Medical, Inc. *	10,054	84,454
Avrobio, Inc. *	9,797	11,658
Axsome Therapeutics, Inc. *	17,254	1,272,655
Azenta, Inc. *	27,177	1,425,705
Beam Therapeutics, Inc. *	31,404	666,393
BioAtla, Inc. *	18,434	41,569
BioCryst Pharmaceuticals, Inc. *	103,077	425,708
Biogen, Inc. *	66,054	14,189,720
Biohaven Ltd. *	32,798	1,272,562
BioLife Solutions, Inc. *	14,953	262,276
BioMarin Pharmaceutical, Inc. *	86,302	6,969,750
Biomea Fusion, Inc. *(a)	9,488	101,901
Bionano Genomics, Inc. *	27,990	24,718
Biora Therapeutics, Inc. *	8,398	5,504
Bio-Rad Laboratories, Inc., Class A *	9,502	2,563,164
Biote Corp., Class A *	7,115	39,204
Bio-Techne Corp.	72,336	4,572,359
See financial notes
Schwab Equity Index Funds | Semiannual Report

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Bioxcel Therapeutics, Inc. *	21,785	54,898
Black Diamond Therapeutics, Inc. *	14,484	80,676
Bluebird Bio, Inc. *	88,349	78,374
Blueprint Medicines Corp. *	27,519	2,513,585
Bolt Biotherapeutics, Inc. *	3,417	3,776
Bridgebio Pharma, Inc. *	57,654	1,477,095
Bristol-Myers Squibb Co.	924,698	40,631,230
Bruker Corp.	41,714	3,254,109
C4 Therapeutics, Inc. *(a)	21,536	135,677
Cabaletta Bio, Inc. *	16,585	176,547
Capricor Therapeutics, Inc. *	13,479	71,034
Cardiff Oncology, Inc. *	16,399	71,500
CareDx, Inc. *	22,269	172,807
Cargo Therapeutics, Inc. *	10,982	209,756
Caribou Biosciences, Inc. *	40,353	146,481
Cartesian Therapeutics, Inc. *(a)	1,993	43,990
Cassava Sciences, Inc. *(a)	17,259	382,287
Catalent, Inc. *	83,541	4,665,765
Catalyst Pharmaceuticals, Inc. *	49,175	740,084
Celcuity, Inc. *	4,926	77,683
Celldex Therapeutics, Inc. *	28,471	1,065,385
CEL-SCI Corp. *(a)	16,481	24,062
Cerevel Therapeutics Holdings, Inc. *	41,071	1,754,142
CG oncology, Inc. *	9,500	381,805
Champions Oncology, Inc. *	6,854	34,270
Charles River Laboratories International, Inc. *	23,447	5,369,363
ChromaDex Corp. *	24,667	87,321
Cibus, Inc. *	7,726	131,728
Cidara Therapeutics, Inc. *	1,340	16,053
Citius Pharmaceuticals, Inc. *	76,073	56,773
Clearside Biomedical, Inc. *	20,216	25,472
Clene, Inc. *	25,692	11,094
Codexis, Inc. *	45,863	133,461
Cogent Biosciences, Inc. *	35,766	232,479
Cognition Therapeutics, Inc. *	11,965	22,973
Coherus Biosciences, Inc. *	39,420	77,263
Collegium Pharmaceutical, Inc. *	14,303	528,210
Compass Therapeutics, Inc. *	42,767	61,584
Corbus Pharmaceuticals Holdings, Inc. *	4,813	178,274
Corcept Therapeutics, Inc. *	42,109	981,982
CorMedix, Inc. *(a)	22,604	118,784
Corvus Pharmaceuticals, Inc. *	15,668	24,285
Crinetics Pharmaceuticals, Inc. *	26,245	1,150,056
CRISPR Therapeutics AG *	35,651	1,889,146
CryoPort, Inc. *	20,286	328,430
Cue Biopharma, Inc. *	17,072	32,437
Cullinan Therapeutics, Inc. *	20,998	567,156
Curis, Inc. *	2,854	43,809
Cyteir Therapeutics, Inc. *(c)	15,972	49,513
Cytek Biosciences, Inc. *	46,745	280,937
Cytokinetics, Inc. *	44,692	2,740,513
CytomX Therapeutics, Inc. *	24,817	40,452
Danaher Corp.	299,139	73,773,660
Dare Bioscience, Inc. *	30,532	9,389
Day One Biopharmaceuticals, Inc. *	25,478	435,674
Deciphera Pharmaceuticals, Inc. *	24,491	618,888
Denali Therapeutics, Inc. *	55,676	859,637
DermTech, Inc. *	11,512	7,136
DiaMedica Therapeutics, Inc. *	13,251	34,188
Dianthus Therapeutics, Inc. *	1,710	36,509
Disc Medicine, Inc. *	5,436	151,338
Dyadic International, Inc. *	16,336	24,667
Dynavax Technologies Corp. *	58,800	668,556
Dyne Therapeutics, Inc. *	27,184	688,027
Edgewise Therapeutics, Inc. *	31,611	567,101
Editas Medicine, Inc. *	38,967	203,018
SECURITY	NUMBER OF SHARES	VALUE ($)
Elanco Animal Health, Inc. *	221,655	2,916,980
Eledon Pharmaceuticals, Inc. *	14,987	35,819
Eli Lilly & Co.	362,717	283,318,249
Elicio Operating Co., Inc. *	2,363	21,740
Emergent BioSolutions, Inc. *(b)	43,373	81,541
Enanta Pharmaceuticals, Inc. *	8,668	119,098
Enliven Therapeutics, Inc. *(a)	8,344	145,102
Entrada Therapeutics, Inc. *	7,643	90,570
Erasca, Inc. *	37,301	74,975
Esperion Therapeutics, Inc. *	95,770	188,667
Eton Pharmaceuticals, Inc. *	13,239	46,337
Evolus, Inc. *	17,279	203,374
Exact Sciences Corp. *	81,510	4,837,618
Exelixis, Inc. *	139,608	3,275,204
Eyenovia, Inc. *	12,362	9,284
EyePoint Pharmaceuticals, Inc. *	16,619	292,494
Fate Therapeutics, Inc. *	38,651	152,671
FibroGen, Inc. *	58,027	64,990
Foghorn Therapeutics, Inc. *	8,974	48,998
Fortrea Holdings, Inc. *	41,466	1,517,241
Fulcrum Therapeutics, Inc. *	24,485	174,578
G1 Therapeutics, Inc. *	21,516	81,115
Gain Therapeutics, Inc. *	7,043	20,636
Galectin Therapeutics, Inc. *	17,413	61,120
Galecto, Inc. *	15,761	10,859
Genelux Corp. *	9,191	28,584
Generation Bio Co. *	24,023	67,985
Geron Corp. *	235,465	925,377
Gilead Sciences, Inc.	566,189	36,915,523
GlycoMimetics, Inc. *	22,361	40,250
Gossamer Bio, Inc. *	156,778	111,312
Greenwich Lifesciences, Inc. *	2,671	33,174
Gritstone bio, Inc. *	66,565	53,252
Gyre Therapeutics, Inc. *(a)	6,662	103,927
Halozyme Therapeutics, Inc. *	58,977	2,247,024
Harmony Biosciences Holdings, Inc. *	16,728	517,062
Harrow, Inc. *	12,577	128,160
Harvard Bioscience, Inc. *	14,274	54,527
Heron Therapeutics, Inc. *	69,211	160,570
HilleVax, Inc. *	13,917	183,704
Homology Medicines, Inc. *(c)	21,971	883
Hookipa Pharma, Inc. *	36,285	32,196
Humacyte, Inc. *	22,996	90,144
Ideaya Biosciences, Inc. *	34,175	1,389,214
IGM Biosciences, Inc. *(a)	4,577	44,077
Ikena Oncology, Inc. *	12,066	15,927
Illumina, Inc. *	72,602	8,933,676
Immuneering Corp., Class A *	8,677	12,321
Immunic, Inc. *	25,000	31,500
ImmunityBio, Inc. *(a)	69,586	555,992
Immunome, Inc. *	17,976	252,743
Immunovant, Inc. *	26,185	718,516
IN8bio, Inc. *	13,105	13,367
Incyte Corp. *	85,489	4,449,702
Inhibrx, Inc. *	13,459	458,144
Inmune Bio, Inc. *	5,159	61,083
Innoviva, Inc. *	24,927	376,647
Inotiv, Inc. *	10,000	38,400
Inovio Pharmaceuticals, Inc. *	11,075	126,809
Inozyme Pharma, Inc. *	20,879	92,076
Insmed, Inc. *	63,877	1,579,039
Instil Bio, Inc. *	2,981	32,195
Intellia Therapeutics, Inc. *	41,185	881,359
Intra-Cellular Therapies, Inc. *	46,425	3,333,779
Invivyd, Inc. *	24,069	53,433
Ionis Pharmaceuticals, Inc. *	64,524	2,662,260
Iovance Biotherapeutics, Inc. *	108,846	1,282,206
IQVIA Holdings, Inc. *	83,022	19,242,009
See financial notes

Schwab Equity Index Funds | Semiannual Report

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Ironwood Pharmaceuticals, Inc., Class A *	64,385	498,984
iTeos Therapeutics, Inc. *	10,503	112,802
Janux Therapeutics, Inc. *(a)	10,462	596,334
Jasper Therapeutics, Inc. *	5,689	135,796
Jazz Pharmaceuticals PLC *	28,508	3,157,261
Johnson & Johnson	1,094,986	158,324,026
KalVista Pharmaceuticals, Inc. *	8,852	100,470
Karyopharm Therapeutics, Inc. *	51,000	52,530
Keros Therapeutics, Inc. *	12,434	701,153
Kezar Life Sciences, Inc. *	63,358	52,239
Kineta, Inc. *	8,000	4,515
Kiniksa Pharmaceuticals Ltd., Class A *	12,806	239,728
Kodiak Sciences, Inc. *	15,730	50,493
Korro Bio, Inc. *	3,147	178,718
Krystal Biotech, Inc. *	11,341	1,736,534
Kura Oncology, Inc. *	36,794	721,898
Kymera Therapeutics, Inc. *	19,183	644,932
Kyverna Therapeutics, Inc. *(a)	7,200	109,008
Lantern Pharma, Inc. *	657	3,351
Larimar Therapeutics, Inc. *	24,670	169,976
LENZ Therapeutics, Inc.	2,534	40,215
Lexeo Therapeutics, Inc. *	4,200	52,290
Lexicon Pharmaceuticals, Inc. *	46,637	71,821
Lifecore Biomedical, Inc. *	10,427	66,941
Ligand Pharmaceuticals, Inc. *	7,105	496,568
Lineage Cell Therapeutics, Inc. *	68,183	74,319
Lipocine, Inc. *	2,942	13,592
Liquidia Corp. *	20,793	267,190
Longboard Pharmaceuticals, Inc. *	11,164	237,793
Lyell Immunopharma, Inc. *	61,098	132,583
Lyra Therapeutics, Inc. *	9,060	46,750
MacroGenics, Inc. *	31,111	459,821
Madrigal Pharmaceuticals, Inc. *	7,229	1,474,861
MannKind Corp. *	122,373	502,953
Maravai LifeSciences Holdings, Inc., Class A *	48,185	395,117
Marinus Pharmaceuticals, Inc. *	30,501	43,006
MaxCyte, Inc. *	43,954	159,553
Medpace Holdings, Inc. *	10,475	4,067,966
MEI Pharma, Inc.	4,822	14,707
Merck & Co., Inc.	1,152,637	148,943,753
Merrimack Pharmaceuticals, Inc. *	5,681	83,738
Mersana Therapeutics, Inc. *	44,571	141,290
Mesa Laboratories, Inc.	2,222	235,710
Mettler-Toledo International, Inc. *	9,810	12,063,357
MiMedx Group, Inc. *	51,298	315,996
Mind Medicine MindMed, Inc. *	18,372	174,901
Mineralys Therapeutics, Inc. *	5,051	61,875
MiNK Therapeutics, Inc. *	1,744	1,727
Mirum Pharmaceuticals, Inc. *	17,908	449,670
Moderna, Inc. *	150,639	16,616,988
Moleculin Biotech, Inc. *	366	1,837
Monte Rosa Therapeutics, Inc. *	13,679	72,772
Morphic Holding, Inc. *	17,544	478,425
Mural Oncology PLC *	7,145	26,437
Myriad Genetics, Inc. *	41,186	806,010
Natera, Inc. *	52,224	4,850,565
Nautilus Biotechnology, Inc. *	22,256	56,530
Nektar Therapeutics, Class A *	99,411	145,140
Neumora Therapeutics, Inc. *(a)	10,690	97,172
Neurocrine Biosciences, Inc. *	45,484	6,255,869
Neurogene, Inc. *	5,239	180,641
NextCure, Inc. *	10,000	12,100
Nkarta, Inc. *	20,319	135,731
Novavax, Inc. *(a)	53,030	229,620
NRX Pharmaceuticals, Inc. *(a)	4,374	11,285
SECURITY	NUMBER OF SHARES	VALUE ($)
Nurix Therapeutics, Inc. *	24,751	297,507
Nuvalent, Inc., Class A *	14,627	1,007,508
Nuvation Bio, Inc. *	71,002	212,296
Nuvectis Pharma, Inc. *(a)	2,330	14,166
Ocean Biomedical, Inc. *	6,470	9,058
Ocugen, Inc. *(a)	170,254	224,735
Ocular Therapeutix, Inc. *	53,864	255,315
Ocuphire Pharma, Inc. *	5,599	8,874
Olema Pharmaceuticals, Inc. *	26,228	266,739
Omega Therapeutics, Inc. *	9,399	20,960
Omeros Corp. *(a)	26,846	84,565
OmniAb, Inc. *	48,133	213,711
Oncternal Therapeutics, Inc. *	1,612	13,154
Optinose, Inc. *	36,174	29,699
Organogenesis Holdings, Inc., Class A *	29,326	68,916
Organon & Co.	121,943	2,269,359
ORIC Pharmaceuticals, Inc. *	16,653	147,046
Ovid therapeutics, Inc. *	26,321	80,279
Pacific Biosciences of California, Inc. *	113,781	187,739
Pacira BioSciences, Inc. *	23,777	624,146
Palatin Technologies, Inc. *(a)	5,171	9,618
Passage Bio, Inc. *	7,891	10,179
PDS Biotechnology Corp. *(a)	13,278	44,481
PepGen, Inc. *	8,314	102,096
Perrigo Co. PLC	61,521	2,009,276
Personalis, Inc. *	22,941	33,723
Perspective Therapeutics, Inc. *	234,692	394,283
Pfizer, Inc.	2,568,353	65,801,204
PharmaCyte Biotech, Inc. *	5,947	12,786
Phathom Pharmaceuticals, Inc. *	21,562	194,705
Phibro Animal Health Corp., Class A	8,185	136,690
Pliant Therapeutics, Inc. *	25,045	296,032
Poseida Therapeutics, Inc., Class A *	31,911	77,225
Praxis Precision Medicines, Inc. *	6,689	367,025
Precigen, Inc. *	67,713	89,381
Prelude Therapeutics, Inc. *	7,515	28,332
Prestige Consumer Healthcare, Inc. *	23,185	1,663,756
Prime Medicine, Inc. *(a)	18,724	92,122
ProKidney Corp. *(a)	17,259	35,640
ProPhase Labs, Inc. *	5,896	27,181
Protagonist Therapeutics, Inc. *	28,025	703,708
Prothena Corp. PLC *	17,365	353,204
PTC Therapeutics, Inc. *	35,678	1,147,048
Puma Biotechnology, Inc. *	19,453	98,627
Pyxis Oncology, Inc. *	14,524	64,632
Q32 Bio, Inc. *	1,221	33,445
Quanterix Corp. *	14,993	241,687
Quantum-Si, Inc. *	32,018	51,549
Quince Therapeutics, Inc. *	11,013	12,004
Rallybio Corp. *	7,128	13,686
Rapid Micro Biosystems, Inc., Class A *	6,797	6,688
RAPT Therapeutics, Inc. *	15,769	121,421
Recursion Pharmaceuticals, Inc., Class A *	69,639	544,577
Regeneron Pharmaceuticals, Inc. *	48,054	42,799,776
REGENXBIO, Inc. *	18,906	290,207
Regulus Therapeutics, Inc. *(a)	9,113	20,960
Relay Therapeutics, Inc. *	46,087	300,487
Relmada Therapeutics, Inc. *	12,505	45,518
Reneo Pharmaceuticals, Inc. *	7,425	12,400
RenovoRx, Inc. *	49,232	62,525
Repligen Corp. *	23,341	3,832,592
Replimune Group, Inc. *	24,096	153,010
Revance Therapeutics, Inc. *	36,568	132,010
Reviva Pharmaceuticals Holdings, Inc. *	4,892	14,970
See financial notes
Schwab Equity Index Funds | Semiannual Report

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
REVOLUTION Medicines, Inc. *	59,315	2,211,263
Revvity, Inc.	56,727	5,812,816
Rezolute, Inc. *	13,757	36,869
Rhythm Pharmaceuticals, Inc. *	22,511	895,037
Rigel Pharmaceuticals, Inc. *	65,618	68,899
Rocket Pharmaceuticals, Inc. *	31,234	672,156
Roivant Sciences Ltd. *	151,710	1,653,639
Royalty Pharma PLC, Class A	176,548	4,890,380
SAB Biotherapeutics, Inc. *	1,623	6,946
Sage Therapeutics, Inc. *	22,552	314,375
Sana Biotechnology, Inc. *	52,599	473,391
Sangamo Therapeutics, Inc. *	80,106	41,247
Sarepta Therapeutics, Inc. *	42,283	5,355,565
Savara, Inc. *	40,048	183,420
Scholar Rock Holding Corp. *	22,419	328,887
Scilex Holding Co. *(c)	30,357	21,600
scPharmaceuticals, Inc. *	7,807	34,897
Seer, Inc., Class A *	17,867	37,163
SELLAS Life Sciences Group, Inc. *(a)	16,238	20,135
Sera Prognostics, Inc., Class A *	12,000	140,280
Shattuck Labs, Inc. *	20,881	218,833
SIGA Technologies, Inc.	17,097	150,112
Soleno Therapeutics, Inc. *	7,195	321,329
Solid Biosciences, Inc. *	10,276	91,148
Sotera Health Co. *	55,885	625,912
Spero Therapeutics, Inc. *	28,565	40,562
SpringWorks Therapeutics, Inc. *	28,958	1,352,049
Spruce Biosciences, Inc. *	15,289	10,825
Spyre Therapeutics, Inc. *	15,000	495,450
Standard BioTools, Inc. *	111,584	276,728
Stoke Therapeutics, Inc. *	12,708	140,169
Summit Therapeutics, Inc. *	85,753	337,009
Supernus Pharmaceuticals, Inc. *	24,988	752,139
Sutro Biopharma, Inc. *	23,381	79,379
Syndax Pharmaceuticals, Inc. *	36,496	771,160
Syros Pharmaceuticals, Inc. *	4,670	25,218
Talphera, Inc. *	6,381	6,572
Tango Therapeutics, Inc. *	24,079	185,408
Tarsus Pharmaceuticals, Inc. *	14,660	460,764
Taysha Gene Therapies, Inc. *	51,462	125,053
Tenaya Therapeutics, Inc. *	22,396	101,678
Terns Pharmaceuticals, Inc. *	16,643	84,047
TG Therapeutics, Inc. *	67,278	919,017
TherapeuticsMD, Inc. *	7,060	13,273
Theravance Biopharma, Inc. *	21,449	181,030
Theriva Biologics, Inc. *	13,566	5,460
Thermo Fisher Scientific, Inc.	175,747	99,950,834
Third Harmonic Bio, Inc. *	5,232	58,284
Tourmaline Bio, Inc. (a)	6,869	108,736
Travere Therapeutics, Inc. *	29,285	161,946
Trevi Therapeutics, Inc. *	12,557	36,792
TScan Therapeutics, Inc. *	22,104	170,643
Twist Bioscience Corp. *	25,495	796,209
Tyra Biosciences, Inc. *(a)	9,880	168,948
Ultragenyx Pharmaceutical, Inc. *	37,627	1,600,653
uniQure NV *	23,627	104,195
United Therapeutics Corp. *	21,240	4,977,169
UNITY Biotechnology, Inc. *	4,595	7,076
Vanda Pharmaceuticals, Inc. *	24,287	115,606
Vaxart, Inc. *	153,547	109,740
Vaxcyte, Inc. *	43,697	2,645,853
Vaxxinity, Inc., Class A *	22,917	2,812
Ventyx Biosciences, Inc. *	30,926	115,663
Vera Therapeutics, Inc., Class A *	19,962	788,699
Veracyte, Inc. *	34,001	665,400
Verastem, Inc. *	11,159	111,367
Vericel Corp. *	22,544	1,034,093
Verrica Pharmaceuticals, Inc. *(a)	7,637	53,192
SECURITY	NUMBER OF SHARES	VALUE ($)
Vertex Pharmaceuticals, Inc. *	117,219	46,044,795
Verve Therapeutics, Inc. *	30,311	182,169
Viatris, Inc.	541,323	6,263,107
Vigil Neuroscience, Inc. *	5,235	13,663
Viking Therapeutics, Inc. *	49,372	3,929,024
Vir Biotechnology, Inc. *	41,660	352,444
Viridian Therapeutics, Inc. *	23,657	313,692
Vistagen Therapeutics, Inc. *	23,302	112,549
Vor BioPharma, Inc. *	17,792	30,602
Voyager Therapeutics, Inc. *	25,228	197,283
Waters Corp. *	27,071	8,366,022
WaVe Life Sciences Ltd. *	39,975	197,077
Werewolf Therapeutics, Inc. *	6,982	43,568
West Pharmaceutical Services, Inc.	33,667	12,035,279
X4 Pharmaceuticals, Inc. *	42,386	47,472
XBiotech, Inc. *	10,477	80,359
Xencor, Inc. *	25,852	541,341
Xeris Biopharma Holdings, Inc. *	60,840	106,470
Xilio Therapeutics, Inc. *	11,925	12,402
XOMA Corp. *	2,843	72,042
Y-mAbs Therapeutics, Inc. *	14,556	221,397
Zentalis Pharmaceuticals, Inc. *	24,484	270,793
Zevra Therapeutics, Inc. *	11,139	51,017
Zoetis, Inc.	208,899	33,265,077
Zura Bio Ltd., Class A *	5,513	23,541
		1,580,685,756

Real Estate Management & Development 0.2%
Altisource Portfolio Solutions SA *	9,415	18,736
AMREP Corp. *	2,361	47,891
Anywhere Real Estate, Inc. *	50,250	244,215
CBRE Group, Inc., Class A *	135,839	11,803,051
Compass, Inc., Class A *	148,596	468,078
CoStar Group, Inc. *	185,702	16,997,304
Cushman & Wakefield PLC *	82,072	791,995
DigitalBridge Group, Inc.	63,571	1,045,107
Doma Holdings, Inc. *	1,501	9,081
Douglas Elliman, Inc. *	28,072	38,178
eXp World Holdings, Inc.	38,506	383,520
Fathom Holdings, Inc. *	2,686	4,190
Forestar Group, Inc. *	9,724	301,347
FRP Holdings, Inc. *	5,956	180,526
Howard Hughes Holdings, Inc. *	14,474	943,126
InterGroup Corp. *	1,138	23,477
Jones Lang LaSalle, Inc. *	21,719	3,924,623
Kennedy-Wilson Holdings, Inc.	52,161	448,063
Marcus & Millichap, Inc.	11,056	350,144
Maui Land & Pineapple Co., Inc. *	3,498	68,141
Newmark Group, Inc., Class A	53,804	514,904
Offerpad Solutions, Inc. *	8,794	68,329
Opendoor Technologies, Inc. *	251,531	500,547
Rafael Holdings, Inc., Class B *	1,046	1,663
RE/MAX Holdings, Inc., Class A	6,967	48,908
Redfin Corp. *	61,840	346,922
RMR Group, Inc., Class A	6,145	145,759
Seritage Growth Properties, Class A *	16,651	155,520
St. Joe Co.	15,558	889,918
Star Holdings *	6,000	71,340
Stratus Properties, Inc. *	3,398	77,067
Tejon Ranch Co. *	11,108	186,392
Zillow Group, Inc., Class C *	96,981	4,128,481
		45,226,543

Semiconductors & Semiconductor Equipment 9.2%
ACM Research, Inc., Class A *	22,189	566,263
Advanced Micro Devices, Inc. *	734,964	116,403,598
See financial notes

Schwab Equity Index Funds | Semiannual Report

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Aehr Test Systems *	11,116	133,170
Allegro MicroSystems, Inc. *	33,142	983,986
Alpha & Omega Semiconductor Ltd. *	9,994	218,569
Ambarella, Inc. *	18,585	854,352
Amkor Technology, Inc.	45,775	1,480,821
Amtech Systems, Inc. *	6,347	30,593
Analog Devices, Inc.	225,392	45,215,889
Applied Materials, Inc.	378,475	75,184,059
Atomera, Inc. *(a)	12,488	57,944
Axcelis Technologies, Inc. *	14,904	1,542,862
AXT, Inc. *	15,887	47,661
Broadcom, Inc.	200,164	260,267,244
CEVA, Inc. *	10,247	207,707
Cirrus Logic, Inc. *	24,858	2,201,673
Cohu, Inc. *	20,047	607,825
Credo Technology Group Holding Ltd. *	55,656	994,573
CVD Equipment Corp. *	3,009	13,540
Diodes, Inc. *	20,897	1,525,690
Enphase Energy, Inc. *	61,877	6,729,742
Entegris, Inc.	68,388	9,090,133
Everspin Technologies, Inc. *	8,698	64,539
First Solar, Inc. *	48,960	8,631,648
FormFactor, Inc. *	35,591	1,587,003
GSI Technology, Inc. *(a)	8,052	31,644
Ichor Holdings Ltd. *	12,049	467,260
Impinj, Inc. *	10,626	1,693,572
indie Semiconductor, Inc., Class A *	56,060	315,057
Intel Corp.	1,923,167	58,598,898
inTEST Corp. *	4,591	51,741
KLA Corp.	61,513	42,400,296
Kopin Corp. *	40,189	31,589
Kulicke & Soffa Industries, Inc.	25,768	1,192,543
Lam Research Corp.	59,634	53,337,246
Lattice Semiconductor Corp. *	62,353	4,277,416
MACOM Technology Solutions Holdings, Inc. *	24,206	2,467,802
Marvell Technology, Inc.	393,318	25,923,589
MaxLinear, Inc. *	36,453	757,858
Microchip Technology, Inc.	245,422	22,573,916
Micron Technology, Inc.	502,129	56,720,492
MKS Instruments, Inc.	28,534	3,394,975
Monolithic Power Systems, Inc.	21,882	14,646,279
Navitas Semiconductor Corp., Class A *	53,865	233,235
NVE Corp.	1,890	153,846
NVIDIA Corp.	1,123,515	970,739,430
NXP Semiconductors NV	117,315	30,054,930
ON Semiconductor Corp. *	194,019	13,612,373
Onto Innovation, Inc. *	22,391	4,153,307
PDF Solutions, Inc. *	12,456	374,676
Photronics, Inc. *	27,001	740,097
Pixelworks, Inc. *	21,959	39,307
Power Integrations, Inc.	25,765	1,719,041
Qorvo, Inc. *	44,053	5,147,152
QUALCOMM, Inc.	507,629	84,190,270
QuickLogic Corp. *	7,578	117,156
Rambus, Inc. *	48,235	2,644,243
Rigetti Computing, Inc. *	30,086	38,510
Semtech Corp. *	32,037	1,205,232
Silicon Laboratories, Inc. *	14,608	1,774,726
SiTime Corp. *	7,974	710,643
SkyWater Technology, Inc. *	12,405	127,275
Skyworks Solutions, Inc.	72,652	7,743,977
SMART Global Holdings, Inc. *	26,108	476,993
SolarEdge Technologies, Inc. *	25,758	1,510,707
Synaptics, Inc. *	17,731	1,595,081
Teradyne, Inc.	69,271	8,057,603
SECURITY	NUMBER OF SHARES	VALUE ($)
Texas Instruments, Inc.	413,786	73,000,126
Transphorm, Inc. *	11,592	55,642
Trio-Tech International *	2,059	12,766
Ultra Clean Holdings, Inc. *	21,314	891,565
Universal Display Corp.	20,005	3,160,390
Veeco Instruments, Inc. *	24,931	881,061
Wolfspeed, Inc. *	56,169	1,518,248
		2,040,202,865

Software & Services 11.4%
8x8, Inc. *	46,219	102,144
A10 Networks, Inc.	35,602	464,962
Accenture PLC, Class A	285,196	85,818,328
ACI Worldwide, Inc. *	50,004	1,705,136
Adeia, Inc.	47,028	462,756
Adobe, Inc. *	205,599	95,157,385
Agilysys, Inc. *	10,163	844,037
Airship AI Holdings, Inc. *	8,888	65,416
Akamai Technologies, Inc. *	68,642	6,928,037
Alarm.com Holdings, Inc. *	22,683	1,508,419
Alkami Technology, Inc. *	15,859	381,726
Altair Engineering, Inc., Class A *	24,227	1,949,062
American Software, Inc., Class A	13,798	139,498
Amplitude, Inc., Class A *	38,091	372,911
ANSYS, Inc. *	39,643	12,879,218
Appfolio, Inc., Class A *	9,364	2,123,568
Appian Corp., Class A *	17,792	666,132
Applied Digital Corp. *(a)	28,011	75,770
AppLovin Corp., Class A *	82,468	5,819,767
Arteris, Inc. *	9,920	65,770
Asana, Inc., Class A *	42,227	627,915
Aspen Technology, Inc. *	12,573	2,475,247
Atlassian Corp., Class A *	71,282	12,281,889
AudioEye, Inc. *	4,308	67,205
Aurora Innovation, Inc. *	362,784	1,006,726
Autodesk, Inc. *	97,014	20,649,430
AvePoint, Inc. *	39,999	310,792
Backblaze, Inc., Class A *	18,678	173,892
Bentley Systems, Inc., Class B	104,651	5,497,317
BigBear.ai Holdings, Inc. *	49,665	82,444
BigCommerce Holdings, Inc. *	30,500	172,630
Bill Holdings, Inc. *	43,753	2,728,437
Blackbaud, Inc. *	19,607	1,527,777
BlackLine, Inc. *	23,896	1,387,163
Blend Labs, Inc., Class A *	73,956	181,192
Box, Inc., Class A *	65,647	1,708,135
Braze, Inc., Class A *	22,708	951,465
Brightcove, Inc. *	15,409	27,428
C3.ai, Inc., Class A *(a)	44,350	999,206
Cadence Design Systems, Inc. *	123,751	34,109,488
Castellum, Inc. *	34,318	9,266
CCC Intelligent Solutions Holdings, Inc. *	131,546	1,475,946
Cerence, Inc. *	17,854	162,650
Cipher Mining, Inc. *(a)	16,000	59,520
Cleanspark, Inc. *	91,601	1,500,424
Clear Secure, Inc., Class A	40,011	698,992
Clearwater Analytics Holdings, Inc., Class A *	64,999	1,025,684
Cloudflare, Inc., Class A *	135,053	11,803,632
Cognizant Technology Solutions Corp., Class A	226,305	14,863,712
CommVault Systems, Inc. *	20,147	2,064,463
Confluent, Inc., Class A *	98,083	2,758,094
Consensus Cloud Solutions, Inc. *	14,791	172,167
CoreCard Corp. *	2,218	26,572
Couchbase, Inc. *	15,315	369,704
See financial notes
Schwab Equity Index Funds | Semiannual Report

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Crowdstrike Holdings, Inc., Class A *	103,302	30,219,967
CSP, Inc.	5,818	76,041
Daily Journal Corp. *	412	138,102
Datadog, Inc., Class A *	137,163	17,213,956
Dave, Inc. *	5,855	256,449
DecisionPoint Systems, Inc. *	4,188	33,718
Digimarc Corp. *	5,752	121,597
Digital Turbine, Inc. *	62,036	118,489
DigitalOcean Holdings, Inc. *	24,086	791,466
DocuSign, Inc., Class A *	92,645	5,243,707
Dolby Laboratories, Inc., Class A	26,426	2,052,243
Domo, Inc., Class B *	14,774	111,248
DoubleVerify Holdings, Inc. *	63,042	1,847,131
Dropbox, Inc., Class A *	115,530	2,675,675
D-Wave Quantum, Inc. *	23,310	31,935
DXC Technology Co. *	83,184	1,621,256
Dynatrace, Inc. *	109,581	4,965,115
E2open Parent Holdings, Inc. *	73,998	358,890
Edgio, Inc. *(a)	2,928	27,904
eGain Corp. *	7,634	47,407
Elastic NV *	37,873	3,871,378
Enfusion, Inc., Class A *	18,455	171,816
Envestnet, Inc. *	23,500	1,458,645
EPAM Systems, Inc. *	26,435	6,219,098
Everbridge, Inc. *	20,019	695,660
EverCommerce, Inc. *	12,868	115,812
Fair Isaac Corp. *	11,311	12,819,096
Fastly, Inc., Class A *	55,767	705,453
Five9, Inc. *	33,968	1,955,538
Fortinet, Inc. *	288,771	18,244,552
Freshworks, Inc., Class A *	76,129	1,358,903
Gartner, Inc. *	35,471	14,634,980
Gen Digital, Inc.	253,635	5,108,209
Gitlab, Inc., Class A *	41,235	2,163,600
Glimpse Group, Inc. *	1,370	1,589
GoDaddy, Inc., Class A *	64,112	7,846,027
Grid Dynamics Holdings, Inc. *	23,721	231,754
Guidewire Software, Inc. *	36,824	4,065,370
Hackett Group, Inc.	9,720	210,827
HashiCorp, Inc., Class A *	54,776	1,778,029
HubSpot, Inc. *	22,887	13,843,660
Informatica, Inc., Class A *	19,115	591,992
Information Services Group, Inc.	16,112	54,297
Instructure Holdings, Inc. *	7,509	143,647
Intapp, Inc. *	18,004	556,684
Intellicheck, Inc. *	12,962	41,608
InterDigital, Inc.	11,325	1,118,117
International Business Machines Corp.	416,207	69,173,603
Intuit, Inc.	127,333	79,662,071
Issuer Direct Corp. *	1,318	15,256
Jamf Holding Corp. *	24,817	483,187
Kaltura, Inc. *	33,164	40,792
Klaviyo, Inc., Class A *	12,810	286,944
Kyndryl Holdings, Inc. *	104,768	2,059,739
LivePerson, Inc. *	34,901	17,482
LiveRamp Holdings, Inc. *	30,335	974,057
Manhattan Associates, Inc. *	28,162	5,803,062
Marathon Digital Holdings, Inc. *	99,987	1,605,791
MariaDB PLC *	13,835	7,263
Matterport, Inc. *	108,500	499,100
MeridianLink, Inc. *	8,842	147,485
Microsoft Corp.	3,379,842	1,315,873,886
MicroStrategy, Inc., Class A *	6,910	7,359,357
Mitek Systems, Inc. *	18,641	235,436
Model N, Inc. *	14,577	432,208
MongoDB, Inc., Class A *	32,720	11,948,690
N-able, Inc. *	29,867	366,169
SECURITY	NUMBER OF SHARES	VALUE ($)
nCino, Inc. *	26,902	784,462
NCR Voyix Corp. *	66,187	810,791
NextNav, Inc. *	23,511	214,185
Nutanix, Inc., Class A *	109,996	6,676,757
Okta, Inc. *	71,752	6,671,501
Olo, Inc., Class A *	44,208	212,198
ON24, Inc.	17,135	112,920
OneSpan, Inc. *	14,940	161,651
Oracle Corp.	725,225	82,494,344
PagerDuty, Inc. *	40,603	810,436
Palantir Technologies, Inc., Class A *	873,588	19,192,728
Palo Alto Networks, Inc. *	143,419	41,719,153
Pegasystems, Inc.	19,925	1,183,943
Perficient, Inc. *	16,274	769,109
Porch Group, Inc. *	33,000	105,270
PowerSchool Holdings, Inc., Class A *	25,358	439,201
Procore Technologies, Inc. *	40,101	2,743,710
Progress Software Corp.	20,511	1,021,858
PROS Holdings, Inc. *	18,413	603,026
PTC, Inc. *	54,229	9,622,394
Q2 Holdings, Inc. *	26,451	1,359,317
Qualys, Inc. *	16,495	2,703,695
Quantum Computing, Inc. *	10,216	7,841
Rackspace Technology, Inc. *	28,860	49,639
Rapid7, Inc. *	27,867	1,248,442
Red Violet, Inc. *	5,306	89,035
Rekor Systems, Inc. *	22,007	38,952
ReposiTrak, Inc.	6,299	99,713
Research Solutions, Inc. *	18,069	52,400
Rimini Street, Inc. *	21,843	58,102
RingCentral, Inc., Class A *	37,195	1,101,716
Riot Platforms, Inc. *	92,769	937,895
Roper Technologies, Inc.	48,649	24,882,018
Salesforce, Inc.	440,309	118,416,702
Samsara, Inc., Class A *	78,756	2,750,947
SecureWorks Corp., Class A *	5,067	30,858
SEMrush Holdings, Inc., Class A *	17,212	210,675
SentinelOne, Inc., Class A *	110,215	2,328,843
ServiceNow, Inc. *	93,247	64,650,943
Smartsheet, Inc., Class A *	61,516	2,327,150
Snowflake, Inc., Class A *	149,616	23,220,403
SolarWinds Corp.	20,785	229,051
SoundHound AI, Inc., Class A *(a)	100,991	428,202
SoundThinking, Inc. *	3,910	52,238
Sprinklr, Inc., Class A *	57,049	666,903
Sprout Social, Inc., Class A *	22,530	1,136,639
SPS Commerce, Inc. *	16,727	2,908,323
Squarespace, Inc., Class A *	24,349	848,806
SRAX, Inc. *(c)	9,789	27
Synopsys, Inc. *	69,302	36,770,948
Telos Corp. *	25,409	87,407
Tenable Holdings, Inc. *	54,062	2,431,168
Teradata Corp. *	44,613	1,655,142
Terawulf, Inc. *	50,627	109,861
Thoughtworks Holding, Inc. *	49,108	113,931
Tucows, Inc., Class A *	4,136	73,083
Twilio, Inc., Class A *	81,703	4,892,376
Tyler Technologies, Inc. *	18,976	8,758,373
UiPath, Inc., Class A *	185,380	3,516,659
Unisys Corp. *	28,890	156,873
Unity Software, Inc. *	108,279	2,627,931
Upland Software, Inc. *	22,775	49,194
Varonis Systems, Inc., Class B *	49,694	2,174,112
Verint Systems, Inc. *	27,662	837,605
VeriSign, Inc. *	40,503	6,864,448
Vertex, Inc., Class A *	20,655	601,680
Viant Technology, Inc., Class A *	10,390	91,328
Weave Communications, Inc. *	12,631	135,025
See financial notes

Schwab Equity Index Funds | Semiannual Report

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
WM Technology, Inc. *	40,927	51,773
Workday, Inc., Class A *	94,876	23,219,003
Workiva, Inc., Class A *	21,901	1,725,799
Xperi, Inc. *	20,285	213,195
Yext, Inc. *	46,726	256,526
Zeta Global Holdings Corp., Class A *	65,475	809,271
Zoom Video Communications, Inc., Class A *	117,756	7,194,892
Zscaler, Inc. *	40,551	7,012,890
Zuora, Inc., Class A *	61,121	602,653
		2,548,655,119

Technology Hardware & Equipment 7.0%
908 Devices, Inc. *	8,267	47,122
ADTRAN Holdings, Inc.	33,081	144,895
Advanced Energy Industries, Inc.	17,189	1,647,394
Aeva Technologies, Inc. *	12,000	37,440
Airgain, Inc. *	7,096	37,183
Amphenol Corp., Class A	272,853	32,952,457
Apple, Inc.	6,602,526	1,124,608,254
Applied Optoelectronics, Inc. *	18,315	180,403
Arista Networks, Inc. *	114,622	29,407,420
Arlo Technologies, Inc. *	40,417	500,363
Arrow Electronics, Inc. *	24,597	3,140,299
AstroNova, Inc. *	4,083	70,513
Aviat Networks, Inc. *	4,936	165,109
Avnet, Inc.	41,153	2,011,147
Badger Meter, Inc.	13,065	2,389,850
Bel Fuse, Inc., Class A	1,180	82,600
Bel Fuse, Inc., Class B	4,185	245,743
Belden, Inc.	19,416	1,577,938
Benchmark Electronics, Inc.	14,875	449,374
Calix, Inc. *	27,533	763,490
CDW Corp.	60,981	14,748,865
Ciena Corp. *	66,154	3,058,299
Cisco Systems, Inc.	1,848,331	86,834,590
Clearfield, Inc. *	5,453	164,244
Climb Global Solutions, Inc.	1,603	103,329
Coda Octopus Group, Inc. *	1,343	8,944
Cognex Corp.	78,831	3,274,640
Coherent Corp. *	61,120	3,338,986
CommScope Holding Co., Inc. *	94,667	84,632
CompoSecure, Inc. *(a)	5,277	36,675
Comtech Telecommunications Corp. *	11,741	22,073
Corning, Inc.	348,505	11,633,097
Corsair Gaming, Inc. *	26,615	295,427
CPI Card Group, Inc. *	1,805	31,136
Crane NXT Co.	20,920	1,272,145
CTS Corp.	13,417	613,828
Daktronics, Inc. *	15,645	147,845
Dell Technologies, Inc., Class C	121,364	15,126,809
Diebold Nixdorf, Inc. *	17,287	547,306
Digi International, Inc. *	17,947	550,255
Eastman Kodak Co. *	29,007	130,532
ePlus, Inc. *	12,538	963,921
Evolv Technologies Holdings, Inc. *	31,854	124,549
Extreme Networks, Inc. *	61,060	683,872
F5, Inc. *	27,138	4,486,183
Fabrinet *	16,202	2,804,080
FARO Technologies, Inc. *	8,279	155,231
Frequency Electronics, Inc. *	4,719	45,302
Genasys, Inc. *	20,918	43,928
Harmonic, Inc. *	48,599	521,953
Hewlett Packard Enterprise Co.	593,493	10,089,381
HP, Inc.	397,617	11,169,062
Identiv, Inc. *	8,288	41,772
Immersion Corp.	13,101	95,244
SECURITY	NUMBER OF SHARES	VALUE ($)
Infinera Corp. *	103,973	501,150
Inseego Corp. *	4,205	16,946
Insight Enterprises, Inc. *	12,752	2,328,133
Intevac, Inc. *	11,887	50,282
IonQ, Inc. *(a)	74,268	634,991
IPG Photonics Corp. *	13,349	1,121,049
Iteris, Inc. *	21,639	96,943
Itron, Inc. *	20,969	1,931,664
Jabil, Inc.	58,027	6,810,049
Juniper Networks, Inc.	147,851	5,148,172
Key Tronic Corp. *	4,943	21,354
Keysight Technologies, Inc. *	79,838	11,811,234
Kimball Electronics, Inc. *	10,963	229,456
Knowles Corp. *	40,205	636,445
KVH Industries, Inc. *	5,414	25,987
Lantronix, Inc. *	11,128	41,841
LightPath Technologies, Inc., Class A *	24,173	34,567
Lightwave Logic, Inc. *	49,166	187,814
Littelfuse, Inc.	11,080	2,555,491
Lumentum Holdings, Inc. *	32,261	1,411,741
Luna Innovations, Inc. *	15,596	32,128
Methode Electronics, Inc.	15,172	184,947
MicroVision, Inc. *(a)	76,762	111,305
Mirion Technologies, Inc., Class A *	82,287	894,460
Motorola Solutions, Inc.	75,553	25,623,800
M-Tron Industries, Inc. *(a)	2,643	73,370
Napco Security Technologies, Inc.	15,220	619,454
Neonode, Inc. *	4,440	10,612
NetApp, Inc.	93,570	9,563,790
NETGEAR, Inc. *	13,065	193,101
NetScout Systems, Inc. *	32,036	617,013
nLight, Inc. *	20,404	232,402
Novanta, Inc. *	15,969	2,499,149
One Stop Systems, Inc. *	12,911	36,667
OSI Systems, Inc. *	7,329	963,324
Ouster, Inc. *	11,961	108,486
PAR Technology Corp. *	12,016	508,037
PC Connection, Inc.	4,459	276,324
Plexus Corp. *	12,143	1,226,564
Powerfleet, Inc. *	44,255	211,981
Pure Storage, Inc., Class A *	135,306	6,819,422
Red Cat Holdings, Inc. *	18,398	28,149
Research Frontiers, Inc. *	21,870	33,899
RF Industries Ltd. *	7,044	20,252
Ribbon Communications, Inc. *	38,255	121,268
Richardson Electronics Ltd.	5,554	58,484
Rogers Corp. *	8,205	977,133
Sanmina Corp. *	26,460	1,605,328
ScanSource, Inc. *	10,228	425,689
Seagate Technology Holdings PLC	87,775	7,540,750
SmartRent, Inc. *	88,649	205,666
Sono-Tek Corp. *	2,719	12,127
Super Micro Computer, Inc. *	22,872	19,642,474
TD SYNNEX Corp.	35,206	4,148,675
TE Connectivity Ltd.	140,195	19,834,789
Teledyne Technologies, Inc. *	21,443	8,180,076
TransAct Technologies, Inc. *	3,397	18,174
Trimble, Inc. *	112,831	6,777,758
TTM Technologies, Inc. *	50,171	749,053
Turtle Beach Corp. *	12,904	181,946
Ubiquiti, Inc.	1,828	196,656
Viasat, Inc. *	39,177	623,306
Viavi Solutions, Inc. *	109,669	866,385
Vishay Intertechnology, Inc.	59,167	1,369,124
Vishay Precision Group, Inc. *	5,394	178,002
Vontier Corp.	69,566	2,826,467
Western Digital Corp. *	147,374	10,438,500
Wrap Technologies, Inc. *(a)	21,515	35,930
See financial notes
Schwab Equity Index Funds | Semiannual Report

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Xerox Holdings Corp.	54,423	723,282
Zebra Technologies Corp., Class A *	23,198	7,297,163
		1,555,225,279

Telecommunication Services 0.8%
Anterix, Inc. *	8,567	270,032
AST SpaceMobile, Inc., Class A *(a)	49,621	109,662
AT&T, Inc.	3,245,111	54,809,925
ATN International, Inc.	5,256	100,284
Bandwidth, Inc., Class A *	15,306	278,569
Cogent Communications Holdings, Inc.	18,826	1,208,253
Consolidated Communications Holdings, Inc. *	28,849	124,628
Frontier Communications Parent, Inc. *	99,705	2,307,174
GCI Liberty, Inc. *(c)	35,715	0
Globalstar, Inc. *	393,479	507,588
Gogo, Inc. *	27,853	252,348
IDT Corp., Class B	8,928	317,301
Iridium Communications, Inc.	59,821	1,841,889
Liberty Global Ltd., Class C *	166,066	2,718,500
Liberty Latin America Ltd., Class C *	78,742	593,715
Lumen Technologies, Inc. *	466,434	555,056
NII Holdings, Inc. Escrow *(c)	28,127	16,876
Ooma, Inc. *	9,711	68,560
Shenandoah Telecommunications Co.	21,835	279,925
Spok Holdings, Inc.	9,849	152,167
SurgePays, Inc. *	2,477	9,016
Telephone & Data Systems, Inc.	46,178	722,686
T-Mobile U.S., Inc.	236,794	38,874,471
U.S. Cellular Corp. *	5,896	214,379
Verizon Communications, Inc.	1,912,374	75,519,649
		181,852,653

Transportation 1.7%
Air Transport Services Group, Inc. *	23,833	305,539
Alaska Air Group, Inc. *	57,126	2,457,561
Allegiant Travel Co.	6,715	366,370
American Airlines Group, Inc. *	298,086	4,027,142
ArcBest Corp.	10,461	1,160,230
Avis Budget Group, Inc.	8,421	803,784
Blade Air Mobility, Inc. *	26,008	82,966
CH Robinson Worldwide, Inc.	52,132	3,701,372
Covenant Logistics Group, Inc., Class A	3,394	153,375
CSX Corp.	899,474	29,880,526
Delta Air Lines, Inc.	290,627	14,551,694
Expeditors International of Washington, Inc.	65,856	7,330,431
FedEx Corp.	104,452	27,343,445
Forward Air Corp.	16,471	362,691
Frontier Group Holdings, Inc. *	16,091	97,190
FTAI Infrastructure, Inc.	43,117	312,167
Genco Shipping & Trading Ltd.	21,083	449,911
GXO Logistics, Inc. *	55,079	2,735,223
Hawaiian Holdings, Inc. *	23,476	298,145
Heartland Express, Inc.	26,008	258,520
Hertz Global Holdings, Inc. *	58,859	267,808
Hub Group, Inc., Class A	27,438	1,103,556
JB Hunt Transport Services, Inc.	37,219	6,050,693
JetBlue Airways Corp. *	159,399	905,386
Joby Aviation, Inc. *(a)	176,913	893,411
Kirby Corp. *	26,767	2,921,083
SECURITY	NUMBER OF SHARES	VALUE ($)
Knight-Swift Transportation Holdings, Inc.	72,797	3,365,405
Landstar System, Inc.	16,229	2,830,500
Lyft, Inc., Class A *	157,186	2,458,389
Marten Transport Ltd.	24,450	413,694
Matson, Inc.	15,481	1,668,542
Mesa Air Group, Inc. *	12,880	11,745
Norfolk Southern Corp.	102,798	23,676,435
Old Dominion Freight Line, Inc.	81,290	14,771,206
PAM Transportation Services, Inc. *	3,071	52,606
Pangaea Logistics Solutions Ltd.	13,298	95,746
Radiant Logistics, Inc. *	16,850	83,239
RXO, Inc. *	54,429	1,029,252
Ryder System, Inc.	19,907	2,425,668
Saia, Inc. *	12,101	4,802,040
Schneider National, Inc., Class B	16,152	334,023
SkyWest, Inc. *	19,023	1,389,250
Southwest Airlines Co.	272,830	7,077,210
Spirit Airlines, Inc. (a)	47,850	168,911
Sun Country Airlines Holdings, Inc. *	20,591	274,066
Surf Air Mobility, Inc. *	48,023	21,466
Uber Technologies, Inc. *	936,047	62,031,835
U-Haul Holding Co. *	4,034	255,070
U-Haul Holding Co. - Non Voting	44,912	2,754,004
Union Pacific Corp.	277,366	65,780,121
United Airlines Holdings, Inc. *	147,914	7,611,654
United Parcel Service, Inc., Class B	329,201	48,550,563
Universal Logistics Holdings, Inc.	3,300	147,444
Werner Enterprises, Inc.	27,633	945,049
XPO, Inc. *	53,108	5,706,986
		369,552,338

Utilities 2.3%
AES Corp.	306,040	5,478,116
ALLETE, Inc.	26,534	1,571,343
Alliant Energy Corp.	116,028	5,778,194
Altus Power, Inc., Class A *	33,848	124,222
Ameren Corp.	119,235	8,807,889
American Electric Power Co., Inc.	239,618	20,614,337
American States Water Co.	16,953	1,200,950
American Water Works Co., Inc.	88,888	10,872,780
Artesian Resources Corp., Class A	5,123	179,203
Atmos Energy Corp.	69,022	8,137,694
Avangrid, Inc.	33,121	1,209,910
Avista Corp.	35,541	1,278,765
Black Hills Corp.	30,477	1,673,187
Cadiz, Inc. *	22,878	52,162
California Water Service Group	26,419	1,297,701
CenterPoint Energy, Inc.	287,421	8,375,448
Chesapeake Utilities Corp.	11,401	1,207,024
Clearway Energy, Inc., Class C	49,671	1,161,308
CMS Energy Corp.	134,794	8,169,864
Consolidated Edison, Inc.	156,924	14,813,626
Consolidated Water Co. Ltd.	7,055	179,550
Constellation Energy Corp.	145,399	27,035,490
Dominion Energy, Inc.	379,611	19,352,569
DTE Energy Co.	93,234	10,285,575
Duke Energy Corp.	350,914	34,480,810
Edison International	175,027	12,437,419
Entergy Corp.	95,663	10,204,372
Essential Utilities, Inc.	114,012	4,170,559
Evergy, Inc.	104,513	5,481,707
Eversource Energy	159,616	9,675,922
Exelon Corp.	453,850	17,055,683
FirstEnergy Corp.	234,611	8,994,986
Genie Energy Ltd., Class B	9,550	146,019
Global Water Resources, Inc.	4,694	57,455
See financial notes

Schwab Equity Index Funds | Semiannual Report

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Hawaiian Electric Industries, Inc.	54,493	536,756
IDACORP, Inc.	22,760	2,157,193
MGE Energy, Inc.	15,717	1,230,955
Middlesex Water Co.	7,892	400,282
Montauk Renewables, Inc. *	25,936	93,370
National Fuel Gas Co.	40,811	2,167,064
New Jersey Resources Corp.	43,656	1,907,331
NextEra Energy, Inc.	933,305	62,503,436
NiSource, Inc.	186,681	5,200,933
Northwest Natural Holding Co.	17,565	670,105
Northwestern Energy Group, Inc.	27,838	1,404,149
NRG Energy, Inc.	102,774	7,468,587
OGE Energy Corp.	89,795	3,111,397
ONE Gas, Inc.	25,379	1,637,453
Ormat Technologies, Inc.	23,704	1,513,026
Otter Tail Corp.	19,170	1,636,351
PG&E Corp.	968,912	16,578,084
Pinnacle West Capital Corp.	51,371	3,783,474
PNM Resources, Inc.	40,149	1,487,922
Portland General Electric Co.	44,770	1,935,407
PPL Corp.	332,815	9,139,100
Public Service Enterprise Group, Inc.	226,755	15,664,235
Pure Cycle Corp. *	8,445	80,565
RGC Resources, Inc.	3,883	80,067
Sempra	285,648	20,460,966
SJW Group	12,159	662,058
Southern Co.	496,408	36,485,988
Southwest Gas Holdings, Inc.	27,936	2,084,584
Spire, Inc.	24,005	1,483,269
Spruce Power Holding Corp. *	8,683	38,553
Sunnova Energy International, Inc. *	50,407	212,213
UGI Corp.	96,071	2,455,575
Unitil Corp.	7,063	359,789
Via Renewables, Inc., Class A *	1,312	14,288
Vistra Corp.	152,628	11,575,307
WEC Energy Group, Inc.	143,364	11,847,601
Xcel Energy, Inc.	251,864	13,532,653
York Water Co.	6,196	220,020
		505,381,945
Total Common Stocks (Cost $10,711,489,238)		22,150,964,356

RIGHTS 0.0% OF NET ASSETS

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Aduro Biotech, Inc. CVR *(c)	5,747	15,054
Cartesian Therapeutics, Inc. CVR *(c)	59,796	10,763
Frequency Therapeutics, Inc. CVR *(c)	23,364	15,888
F-star Therapeutics, Inc. Agonist CVR *(c)	975	421
F-star Therapeutics, Inc. Antagonist CVR *(c)	975	421
IMARA, Inc. CVR *(c)	11,519	4,391
Magenta Therapeutics, Inc. CVR *(c)	27,369	1,341
SECURITY	NUMBER OF SHARES	VALUE ($)
Miromatrix Medical, Inc. CVR *(c)	11,036	1,545
Pardes Biosciences, Inc. CVR *(c)	19,235	577
Satsuma Pharmaceuticals, Inc. CVR *(c)	5,234	995
Sesen Bio CVR *(c)	67,895	0
Surface Oncology, Inc. CVR *(c)	44,721	3,275
Zynerba Pharmaceuticals, Inc. CVR *(c)	37,596	7,297
		61,968
Total Rights (Cost $33,224)		61,968

SHORT-TERM INVESTMENTS 0.1% OF NET ASSETS

Money Market Funds 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.25% (e)(f)	27,953,654	27,953,654
Total Short-Term Investments (Cost $27,953,654)		27,953,654
Total Investments in Securities (Cost $10,739,476,116)		22,178,979,978

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED DEPRECIATION ($)
FUTURES CONTRACTS
Long
Russell 2000 Index, e-mini, expires 06/21/24	146	14,494,880	(275,390)
S&P 500 Index, e-mini, expires 06/21/24	316	80,058,600	(1,369,829)
			(1,645,219)

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $25,777,722.
(b)	Issuer is an affiliated company, as the investment adviser owns at least 5% of the voting securities of such company.
(c)	Fair valued using significant unobservable inputs (see financial note 2(a), Securities for which no quoted value is available, for additional information).
(d)	Issuer is affiliated with the fund’s investment adviser.
(e)	The rate shown is the annualized 7-day yield.
(f)	Security purchased with cash collateral received for securities on loan.

CVR —	Contingent Value Rights
REIT —	Real Estate Investment Trust
See financial notes
Schwab Equity Index Funds | Semiannual Report

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited) (continued)

Below is a summary of the fund’s transactions with affiliated issuers and affiliated companies which are or were affiliates during the period April 30, 2024. An affiliated company is a company in which the investment adviser has or had an ownership of at least 5% of the voting securities of a security issue during the report period. A dash in the Value at October 31, 2023, and/or Value at April 30, 2024, columns means either the issuer was not held or not held as an affiliate at the beginning of period and is no longer held at period end or the issuer is held at period end but is no longer an affiliate.
SECURITY	VALUE AT 10/31/23	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 4/30/24	BALANCE OF SHARES HELD AT 4/30/24	DIVIDENDS RECEIVED
COMMON STOCKS 0.2% OF NET ASSETS

Consumer Durables & Apparel 0.0%
Fossil Group, Inc.	$—	$—	($28,752 )	($189,786 )	$187,389	$—	—	$—
Tupperware Brands Corp.	—	—	—	—	(19,421)	21,006	19,817	—
						21,006

Equity Real Estate Investment Trusts (REITs) 0.0%
Ashford Hospitality Trust, Inc.	—	—	—	—	(11,715)	14,582	12,463	—
Diversified Healthcare Trust	—	—	—	—	29,000	236,000	100,000	2,000
						250,582

Financial Services 0.2%
Charles Schwab Corp.	33,371,014	2,010,037	—	—	14,306,472	49,687,523	671,907	325,866

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Emergent BioSolutions, Inc.	—	92,228	—	—	(10,687)	81,541	43,373	—

Transportation 0.0%
Daseke, Inc.	—	—	(158,132)	(15,671)	89,212	—	—	—
Total	$33,371,014	$2,102,265	($186,884 )	($205,457 )	$14,570,250	$50,040,652		$327,866
See financial notes

Schwab Equity Index Funds | Semiannual Report

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2024 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$15,609,175,954	$—	$—	$15,609,175,954
Equity Real Estate Investment Trusts (REITs)	528,448,731	—	0 *	528,448,731
Health Care Equipment & Services	1,119,572,672	—	0 *	1,119,572,672
Materials	582,573,471	—	0 *	582,573,471
Pharmaceuticals, Biotechnology & Life Sciences	1,580,613,760	—	71,996	1,580,685,756
Software & Services	2,548,655,092	—	27	2,548,655,119
Telecommunication Services	181,835,777	—	16,876 *	181,852,653
Rights
Pharmaceuticals, Biotechnology & Life Sciences	—	—	61,968 *	61,968
Short-Term Investments[1]	27,953,654	—	—	27,953,654
Liabilities
Futures Contracts[2]	(1,645,219)	—	—	(1,645,219)
Total	$22,177,183,892	$—	$150,867	$22,177,334,759

*	Level 3 amount shown includes securities determined to have no value at April 30, 2024.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
See financial notes
Schwab Equity Index Funds | Semiannual Report

Schwab Total Stock Market Index Fund
Statement of Assets and Liabilities

As of April 30, 2024; unaudited
Assets
Investments in securities, at value - affiliated issuers (cost $26,695,864) including securities on loan of $19,928		$50,040,652
Investments in securities, at value - unaffiliated issuers (cost $10,712,780,252) including securities on loan of $25,757,794		22,128,939,326
Cash		81,693,041
Deposit with broker for futures contracts		5,151,700
Receivables:
Dividends		12,579,901
Fund shares sold		9,114,937
Income from securities on loan	+	192,703
Total assets		22,287,712,260

Liabilities
Collateral held for securities on loan		27,953,654
Payables:
Fund shares redeemed		8,221,779
Variation margin on futures contracts		1,566,949
Investment adviser fees		554,931
Investments bought	+	211,008
Total liabilities		38,508,321
Net assets		$22,249,203,939

Net Assets by Source
Capital received from investors		$11,046,644,124
Total distributable earnings	+	11,202,559,815
Net assets		$22,249,203,939

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$22,249,203,939		261,210,752		$85.18

See financial notes

Schwab Equity Index Funds | Semiannual Report

Schwab Total Stock Market Index Fund
Statement of Operations

For the period November 1, 2023 through April 30, 2024; unaudited
Investment Income
Dividends received from securities - unaffiliated issuers (net of foreign withholding tax of $52,731)		$160,761,896
Other interest		1,405,118
Dividends received from securities - affiliated issuers		327,866
Securities on loan, net	+	1,089,144
Total investment income		163,584,024

Expenses
Investment adviser fees		3,163,690
Total expenses	–	3,163,690
Net investment income		160,420,334

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - affiliated issuers		(205,457)
Net realized losses on sales of securities - unaffiliated issuers		(51,182,999)
Net realized gains on futures contracts	+	16,256,342
Net realized losses		(35,132,114)
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers		14,570,250
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers		3,666,815,221
Net change in unrealized appreciation (depreciation) on futures contracts	+	1,152,367
Net change in unrealized appreciation (depreciation)	+	3,682,537,838
Net realized and unrealized gains		3,647,405,724
Increase in net assets resulting from operations		$3,807,826,058
See financial notes
Schwab Equity Index Funds | Semiannual Report

Schwab Total Stock Market Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	11/1/23-4/30/24		11/1/22-10/31/23
Net investment income		$160,420,334	$277,537,921
Net realized losses		(35,132,114)	(119,476,059)
Net change in unrealized appreciation (depreciation)	+	3,682,537,838	1,187,203,918
Increase in net assets resulting from operations		$3,807,826,058	$1,345,265,780

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($286,776,664 )	($253,821,250 )

TRANSACTIONS IN FUND SHARES
	11/1/23-4/30/24			11/1/22-10/31/23
		SHARES	VALUE	SHARES	VALUE
Shares sold		22,911,200	$1,883,414,775	34,717,416	$2,458,225,307
Shares reinvested		3,034,125	235,903,167	2,670,248	178,132,255
Shares redeemed	+	(14,244,468)	(1,178,070,156)	(28,004,932)	(1,987,092,998)
Net transactions in fund shares		11,700,857	$941,247,786	9,382,732	$649,264,564

SHARES OUTSTANDING AND NET ASSETS
	11/1/23-4/30/24			11/1/22-10/31/23
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		249,509,895	$17,786,906,759	240,127,163	$16,046,197,665
Total increase	+	11,700,857	4,462,297,180	9,382,732	1,740,709,094
End of period		261,210,752	$22,249,203,939	249,509,895	$17,786,906,759
See financial notes

Schwab Equity Index Funds | Semiannual Report

Schwab U.S. Large-Cap Growth Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	11/1/23– 4/30/24*	11/1/22– 10/31/23	11/1/21– 10/31/22	11/1/20– 10/31/21	11/1/19– 10/31/20	11/1/18– 10/31/19
Per-Share Data
Net asset value at beginning of period	$77.88	$66.09	$89.23	$62.76	$49.06	$42.37
Income (loss) from investment operations:
Net investment income (loss)[1]	0.36	0.67	0.64	0.56	0.55	0.57
Net realized and unrealized gains (losses)	17.94	11.71	(22.20)	26.39	13.65	6.52
Total from investment operations	18.30	12.38	(21.56)	26.95	14.20	7.09
Less distributions:
Distributions from net investment income	(0.60)	(0.59)	(0.51)	(0.48)	(0.50)	(0.40)
Distributions from net realized gains	—	—	(1.07)	—	—	—
Total distributions	(0.60)	(0.59)	(1.58)	(0.48)	(0.50)	(0.40)
Net asset value at end of period	$95.58	$77.88	$66.09	$89.23	$62.76	$49.06
Total return	23.58%[2]	18.89%	(24.63%)	43.14%	29.16%	17.04%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.035%[3]	0.035%	0.035%[4]	0.035%	0.035%	0.035%[5]
Net investment income (loss)	0.79%[3]	0.91%	0.86%	0.73%	0.97%	1.27%
Portfolio turnover rate	2%[2]	20%[6]	18%	18%	41%	46%
Net assets, end of period (x 1,000,000)	$2,203	$1,352	$929	$881	$487	$166

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Not annualized.
[3]	Annualized.
[4]	Ratio includes less than 0.0005% of non-routine proxy expenses.
[5]	Effective December 20, 2018, the annual operating expense ratio was reduced to 0.035%. The ratio presented for period ended October 31, 2019, is a blended ratio.
[6]	Portfolio turnover rate excludes in-kind transactions.
See financial notes
Schwab Equity Index Funds | Semiannual Report

Schwab U.S. Large-Cap Growth Index Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.5% OF NET ASSETS

Automobiles & Components 2.0%
Tesla, Inc. *	240,424	44,064,911

Banks 0.1%
First Citizens BancShares, Inc., Class A	108	182,170
NU Holdings Ltd., Class A *	139,350	1,513,341
		1,695,511

Capital Goods 2.8%
A O Smith Corp.	1,120	92,781
Advanced Drainage Systems, Inc.	5,803	911,071
Allegion PLC	7,026	854,081
Allison Transmission Holdings, Inc.	823	60,532
Armstrong World Industries, Inc.	1,084	124,530
Axon Enterprise, Inc. *	6,131	1,923,049
Boeing Co. *	6,678	1,120,836
BWX Technologies, Inc.	1,314	125,842
Caterpillar, Inc.	33,342	11,155,233
ChargePoint Holdings, Inc. *(a)	29,560	39,315
Deere & Co.	20,987	8,214,522
Donaldson Co., Inc.	4,211	304,034
EMCOR Group, Inc.	1,402	500,752
Fastenal Co.	37,380	2,539,597
Ferguson PLC	1,006	211,159
Graco, Inc.	6,019	482,724
HEICO Corp.	8,631	1,790,069
Honeywell International, Inc.	7,497	1,444,897
Hubbell, Inc., Class B	2,134	790,690
IDEX Corp.	498	109,789
Illinois Tool Works, Inc.	21,215	5,178,794
Lincoln Electric Holdings, Inc.	4,532	994,910
Lockheed Martin Corp.	18,813	8,746,728
Northrop Grumman Corp.	704	341,461
Otis Worldwide Corp.	2,160	196,992
Quanta Services, Inc.	3,287	849,887
Rockwell Automation, Inc.	9,972	2,702,013
SiteOne Landscape Supply, Inc. *	1,252	196,426
Spirit AeroSystems Holdings, Inc., Class A *	1,211	38,752
Toro Co.	8,945	783,493
Trane Technologies PLC	5,872	1,863,420
TransDigm Group, Inc.	783	977,207
Trex Co., Inc. *	9,448	836,620
United Rentals, Inc.	1,219	814,280
Valmont Industries, Inc.	94	19,251
Vertiv Holdings Co., Class A	2,198	204,414
Watsco, Inc.	744	333,104
WillScot Mobile Mini Holdings Corp. *	3,955	146,177
WW Grainger, Inc.	3,846	3,543,512
Xylem, Inc.	2,492	325,704
		61,888,648

SECURITY	NUMBER OF SHARES	VALUE ($)
Commercial & Professional Services 1.7%
Automatic Data Processing, Inc.	30,899	7,474,159
Booz Allen Hamilton Holding Corp., Class A	11,234	1,658,925
Broadridge Financial Solutions, Inc.	8,522	1,648,240
Cintas Corp.	6,740	4,437,212
Copart, Inc. *	75,122	4,079,876
Dayforce, Inc. *	1,112	68,243
Equifax, Inc.	7,321	1,612,011
FTI Consulting, Inc. *	526	112,475
Genpact Ltd.	3,886	119,456
KBR, Inc.	4,274	277,553
MSA Safety, Inc.	529	95,432
Paychex, Inc.	27,959	3,321,809
Paycom Software, Inc.	4,487	843,466
Paycor HCM, Inc. *	2,666	46,308
Paylocity Holding Corp. *	3,669	569,282
RB Global, Inc.	12,146	869,411
Rollins, Inc.	21,997	980,186
Tetra Tech, Inc.	802	156,165
Verisk Analytics, Inc., Class A	12,433	2,709,897
Waste Management, Inc.	31,847	6,624,813
		37,704,919

Consumer Discretionary Distribution & Retail 9.5%
Amazon.com, Inc. *	784,376	137,265,800
AutoZone, Inc. *	1,255	3,710,282
Best Buy Co., Inc.	2,173	160,020
Burlington Stores, Inc. *	5,654	1,017,381
CarMax, Inc. *	743	50,502
Coupang, Inc., Class A *	95,112	2,140,020
Dick's Sporting Goods, Inc.	373	74,951
eBay, Inc.	3,221	166,010
Etsy, Inc. *	5,893	404,672
Five Below, Inc. *	4,727	691,749
Floor & Decor Holdings, Inc., Class A *	9,056	999,148
Home Depot, Inc.	87,181	29,137,634
Lowe's Cos., Inc.	36,891	8,410,779
Murphy USA, Inc.	1,610	666,250
Ollie's Bargain Outlet Holdings, Inc. *	1,756	128,434
O'Reilly Automotive, Inc. *	4,372	4,429,973
Pool Corp.	3,374	1,223,176
RH *	221	54,598
Ross Stores, Inc.	26,831	3,475,956
TJX Cos., Inc.	99,399	9,352,452
Tractor Supply Co.	9,378	2,560,944
Ulta Beauty, Inc. *	4,228	1,711,664
Valvoline, Inc. *	3,037	129,133
Victoria's Secret & Co. *	2,998	52,825
Wayfair, Inc., Class A *	2,543	127,531
Williams-Sonoma, Inc.	743	213,078
		208,354,962

See financial notes

Schwab Equity Index Funds | Semiannual Report

Schwab U.S. Large-Cap Growth Index Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Consumer Durables & Apparel 0.5%
Birkenstock Holding PLC *	709	31,742
Brunswick Corp.	393	31,692
Crocs, Inc. *	5,229	650,331
Deckers Outdoor Corp. *	2,220	1,817,003
Lululemon Athletica, Inc. *	9,677	3,489,526
NIKE, Inc., Class B	54,562	5,033,890
NVR, Inc. *	23	171,094
Peloton Interactive, Inc., Class A *	28,105	87,407
Polaris, Inc.	403	34,319
Skechers USA, Inc., Class A *	846	55,878
Tapestry, Inc.	1,094	43,672
Tempur Sealy International, Inc.	2,793	139,818
TopBuild Corp. *	176	71,222
YETI Holdings, Inc. *	7,549	269,650
		11,927,244

Consumer Services 2.9%
Airbnb, Inc., Class A *	36,096	5,723,743
Booking Holdings, Inc.	3,041	10,497,623
Bright Horizons Family Solutions, Inc. *	589	61,085
Caesars Entertainment, Inc. *	7,255	259,874
Cava Group, Inc. *	3,278	235,819
Chipotle Mexican Grill, Inc., Class A *	2,392	7,557,763
Choice Hotels International, Inc.	2,578	304,874
Churchill Downs, Inc.	6,126	790,254
Darden Restaurants, Inc.	4,844	743,118
Domino's Pizza, Inc.	3,043	1,610,569
DoorDash, Inc., Class A *	21,128	2,731,005
DraftKings, Inc., Class A *	36,430	1,514,031
Expedia Group, Inc. *	8,475	1,140,989
Grand Canyon Education, Inc. *	710	92,314
H&R Block, Inc.	8,133	384,122
Hilton Worldwide Holdings, Inc.	9,932	1,959,385
Las Vegas Sands Corp.	29,947	1,328,449
Marriott International, Inc., Class A	20,915	4,938,659
McDonald's Corp.	26,308	7,183,136
Norwegian Cruise Line Holdings Ltd. *	8,600	162,712
Planet Fitness, Inc., Class A *	3,504	209,680
Royal Caribbean Cruises Ltd. *	6,146	858,166
Service Corp. International	4,531	324,918
Starbucks Corp.	96,843	8,569,637
Texas Roadhouse, Inc., Class A	5,781	929,469
Travel & Leisure Co.	2,721	118,472
Vail Resorts, Inc.	298	56,432
Wendy's Co.	14,417	288,196
Wingstop, Inc.	2,573	990,065
Wyndham Hotels & Resorts, Inc.	396	29,110
Wynn Resorts Ltd.	543	49,766
Yum! Brands, Inc.	21,502	3,037,158
		64,680,593

Consumer Staples Distribution & Retail 1.9%
Albertsons Cos., Inc., Class A	3,424	69,850
BJ's Wholesale Club Holdings, Inc. *	3,991	298,048
Casey's General Stores, Inc.	488	155,955
Costco Wholesale Corp.	38,625	27,922,012
Dollar General Corp.	19,087	2,656,720
Maplebear, Inc. *	1,387	47,338
Performance Food Group Co. *	6,154	417,733
Sysco Corp.	43,227	3,212,631
Target Corp.	40,159	6,464,796
		41,245,083

SECURITY	NUMBER OF SHARES	VALUE ($)
Energy 0.5%
Antero Midstream Corp.	9,375	129,750
APA Corp.	23,223	730,131
Cheniere Energy, Inc.	20,875	3,294,493
Halliburton Co.	15,666	587,005
Hess Corp.	13,556	2,134,934
New Fortress Energy, Inc.	5,741	150,414
ONEOK, Inc.	2,639	208,798
Ovintiv, Inc.	9,928	509,505
Targa Resources Corp.	19,197	2,189,610
Texas Pacific Land Corp.	1,613	929,572
		10,864,212

Equity Real Estate Investment Trusts (REITs) 0.7%
American Tower Corp.	40,516	6,950,925
Crown Castle, Inc.	4,025	377,465
Equinix, Inc.	4,078	2,899,907
Equity LifeStyle Properties, Inc.	5,033	303,440
Iron Mountain, Inc.	12,400	961,248
Lamar Advertising Co., Class A	5,758	667,064
Public Storage	7,920	2,054,844
SBA Communications Corp., Class A	976	181,653
Simon Property Group, Inc.	6,123	860,465
Sun Communities, Inc.	2,257	251,249
UDR, Inc.	1,743	66,373
		15,574,633

Financial Services 5.4%
American Express Co.	16,610	3,887,238
Ameriprise Financial, Inc.	8,738	3,598,221
Apollo Global Management, Inc.	45,449	4,925,763
ARES Management Corp., Class A	14,497	1,929,406
Blackstone, Inc.	62,051	7,235,767
Block, Inc. *	17,889	1,305,897
Blue Owl Capital, Inc., Class A	5,989	113,132
Corpay, Inc. *	5,669	1,712,832
Equitable Holdings, Inc.	29,152	1,076,000
Euronet Worldwide, Inc. *	1,907	195,811
FactSet Research Systems, Inc.	3,333	1,389,494
Fiserv, Inc. *	14,271	2,178,754
Houlihan Lokey, Inc., Class A	320	40,797
Jack Henry & Associates, Inc.	2,066	336,118
KKR & Co., Inc.	14,353	1,335,834
LPL Financial Holdings, Inc.	6,557	1,764,685
MarketAxess Holdings, Inc.	3,204	641,088
Mastercard, Inc., Class A	72,402	32,667,782
Moody's Corp.	12,621	4,673,935
Morningstar, Inc.	2,211	624,939
MSCI, Inc., Class A	3,341	1,556,204
PayPal Holdings, Inc. *	85,029	5,775,170
Rocket Cos., Inc., Class A *	3,691	45,325
S&P Global, Inc.	2,296	954,746
Shift4 Payments, Inc., Class A *	4,593	265,751
SLM Corp.	7,231	153,225
Toast, Inc., Class A *	32,004	756,255
TPG, Inc.	1,932	83,269
Tradeweb Markets, Inc., Class A	3,495	355,476
UWM Holdings Corp.	2,410	15,183
Visa, Inc., Class A	139,101	37,363,920
Western Union Co.	4,639	62,348
WEX, Inc. *	1,658	350,269
XP, Inc., Class A	2,624	53,713
		119,424,347

See financial notes
Schwab Equity Index Funds | Semiannual Report

Schwab U.S. Large-Cap Growth Index Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Food, Beverage & Tobacco 1.5%
Boston Beer Co., Inc., Class A *	768	213,819
Brown-Forman Corp., Class B	15,782	755,169
Celsius Holdings, Inc. *	12,465	888,380
Coca-Cola Co.	168,688	10,419,858
Constellation Brands, Inc., Class A	1,424	360,927
Freshpet, Inc. *	1,002	106,282
Hershey Co.	9,632	1,867,837
Lamb Weston Holdings, Inc.	11,884	990,413
Monster Beverage Corp. *	64,904	3,469,119
PepsiCo, Inc.	83,041	14,607,742
		33,679,546

Health Care Equipment & Services 3.9%
Abbott Laboratories	9,545	1,011,484
agilon health, Inc. *	23,427	128,849
Align Technology, Inc. *	6,665	1,882,063
Cardinal Health, Inc.	10,967	1,130,040
Cencora, Inc.	14,670	3,506,863
Certara, Inc. *	4,131	70,681
Chemed Corp.	904	513,472
Cigna Group	1,867	666,594
DaVita, Inc. *	4,624	642,782
Dexcom, Inc. *	33,711	4,294,444
Doximity, Inc., Class A *	4,526	109,937
Edwards Lifesciences Corp. *	52,415	4,437,978
Elevance Health, Inc.	2,736	1,446,195
Encompass Health Corp.	536	44,692
GE HealthCare Technologies, Inc.	2,692	205,238
Globus Medical, Inc., Class A *	2,914	145,088
HCA Healthcare, Inc.	3,575	1,107,606
Humana, Inc.	4,631	1,398,979
IDEXX Laboratories, Inc. *	7,171	3,533,582
Inspire Medical Systems, Inc. *	2,536	612,850
Insulet Corp. *	6,001	1,031,812
Intuitive Surgical, Inc. *	30,444	11,283,155
Masimo Corp. *	3,723	500,408
McKesson Corp.	4,426	2,377,691
Molina Healthcare, Inc. *	2,742	938,038
Novocure Ltd. *	9,305	113,893
Penumbra, Inc. *	3,174	623,596
ResMed, Inc.	12,632	2,703,122
Shockwave Medical, Inc. *	3,178	1,049,344
Stryker Corp.	7,893	2,655,994
Tandem Diabetes Care, Inc. *	808	29,646
UnitedHealth Group, Inc.	68,136	32,957,383
Veeva Systems, Inc., Class A *	12,618	2,505,430
		85,658,929

Household & Personal Products 0.7%
Church & Dwight Co., Inc.	19,015	2,051,528
Clorox Co.	10,766	1,591,968
Estee Lauder Cos., Inc., Class A	6,323	927,647
Kenvue, Inc.	51,067	961,081
Kimberly-Clark Corp.	27,582	3,765,771
Procter & Gamble Co.	38,704	6,316,493
		15,614,488

Insurance 0.8%
Arch Capital Group Ltd. *	4,361	407,928
Arthur J Gallagher & Co.	1,064	249,710
Brighthouse Financial, Inc. *	635	30,639
Brown & Brown, Inc.	8,046	656,071
Everest Group Ltd.	500	183,205
SECURITY	NUMBER OF SHARES	VALUE ($)
Kinsale Capital Group, Inc.	1,900	690,175
Lincoln National Corp.	1,436	39,160
Marsh & McLennan Cos., Inc.	34,642	6,908,654
Primerica, Inc.	1,905	403,593
Progressive Corp.	38,169	7,948,694
RenaissanceRe Holdings Ltd.	1,200	263,100
RLI Corp.	747	105,589
Ryan Specialty Holdings, Inc., Class A	8,249	407,006
Willis Towers Watson PLC	1,117	280,523
		18,574,047

Materials 0.7%
Ardagh Metal Packaging SA	12,258	48,419
Avery Dennison Corp.	2,276	494,529
Axalta Coating Systems Ltd. *	1,772	55,712
Eagle Materials, Inc.	1,971	494,150
Ecolab, Inc.	16,846	3,809,723
FMC Corp.	1,610	95,006
Ginkgo Bioworks Holdings, Inc. *(a)	10,975	9,780
Graphic Packaging Holding Co.	13,794	356,575
Linde PLC	3,984	1,756,785
PPG Industries, Inc.	5,169	666,801
RPM International, Inc.	2,096	224,083
Scotts Miracle-Gro Co.	3,619	248,046
Sealed Air Corp.	6,879	216,551
Sherwin-Williams Co.	17,276	5,176,062
Southern Copper Corp.	7,438	867,792
Vulcan Materials Co.	2,572	662,624
		15,182,638

Media & Entertainment 12.4%
Alphabet, Inc., Class A *	517,129	84,178,258
Alphabet, Inc., Class C *	436,695	71,897,465
Cable One, Inc.	58	22,843
Charter Communications, Inc., Class A *	8,793	2,250,480
Liberty Broadband Corp., Class C *	2,441	121,391
Live Nation Entertainment, Inc. *	3,118	277,221
Match Group, Inc. *	21,685	668,332
Meta Platforms, Inc., Class A	192,792	82,933,335
Netflix, Inc. *	37,215	20,492,067
Nexstar Media Group, Inc., Class A	997	159,580
Pinterest, Inc., Class A *	51,167	1,711,536
Playtika Holding Corp.	2,699	19,568
ROBLOX Corp., Class A *	41,150	1,463,294
Roku, Inc. *	1,345	77,553
Spotify Technology SA *	12,261	3,438,475
TKO Group Holdings, Inc.	5,439	514,910
Trade Desk, Inc., Class A *	38,401	3,181,523
ZoomInfo Technologies, Inc., Class A *	13,945	221,168
		273,628,999

Pharmaceuticals, Biotechnology & Life Sciences 6.7%
10X Genomics, Inc., Class A *	8,006	234,416
AbbVie, Inc.	153,784	25,011,430
Agilent Technologies, Inc.	20,636	2,827,957
Alnylam Pharmaceuticals, Inc. *	8,735	1,257,403
Amgen, Inc.	31,647	8,669,379
Apellis Pharmaceuticals, Inc. *	8,780	387,988
BioMarin Pharmaceutical, Inc. *	1,873	151,263
Bio-Techne Corp.	12,745	805,611
Bruker Corp.	8,701	678,765
Eli Lilly & Co.	73,756	57,610,812
Exact Sciences Corp. *	5,321	315,801
Exelixis, Inc. *	20,073	470,913
ICON PLC, ADR *	1,040	309,795
See financial notes

Schwab Equity Index Funds | Semiannual Report

Schwab U.S. Large-Cap Growth Index Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Illumina, Inc. *	4,044	497,614
Incyte Corp. *	12,002	624,704
Ionis Pharmaceuticals, Inc. *	10,522	434,138
IQVIA Holdings, Inc. *	14,659	3,397,516
Jazz Pharmaceuticals PLC *	2,641	292,491
Maravai LifeSciences Holdings, Inc., Class A *	5,354	43,903
Medpace Holdings, Inc. *	2,034	789,904
Merck & Co., Inc.	40,640	5,251,501
Mettler-Toledo International, Inc. *	1,860	2,287,242
Natera, Inc. *	9,434	876,230
Neurocrine Biosciences, Inc. *	8,467	1,164,551
Regeneron Pharmaceuticals, Inc. *	633	563,788
Repligen Corp. *	2,158	354,344
Roivant Sciences Ltd. *	29,714	323,883
Sarepta Therapeutics, Inc. *	7,821	990,608
Sotera Health Co. *	8,094	90,653
Thermo Fisher Scientific, Inc.	20,711	11,778,760
Ultragenyx Pharmaceutical, Inc. *	6,913	294,079
Vertex Pharmaceuticals, Inc. *	20,554	8,073,817
Waters Corp. *	5,107	1,578,267
West Pharmaceutical Services, Inc.	6,449	2,305,388
Zoetis, Inc.	40,309	6,418,805
		147,163,719

Real Estate Management & Development 0.1%
CoStar Group, Inc. *	15,209	1,392,080

Semiconductors & Semiconductor Equipment 13.6%
Advanced Micro Devices, Inc. *	79,484	12,588,676
Allegro MicroSystems, Inc. *	6,799	201,862
Applied Materials, Inc.	61,598	12,236,443
Broadcom, Inc.	37,578	48,861,546
Enphase Energy, Inc. *	11,567	1,258,027
Entegris, Inc.	757	100,620
KLA Corp.	11,799	8,132,933
Lam Research Corp.	10,872	9,724,026
Lattice Semiconductor Corp. *	11,898	816,203
Microchip Technology, Inc.	32,976	3,033,133
Monolithic Power Systems, Inc.	4,007	2,682,005
NVIDIA Corp.	206,909	178,773,514
QUALCOMM, Inc.	84,671	14,042,685
Teradyne, Inc.	11,257	1,309,414
Texas Instruments, Inc.	32,389	5,714,067
Universal Display Corp.	1,845	291,473
		299,766,627

Software & Services 19.1%
Accenture PLC, Class A	55,096	16,578,937
Adobe, Inc. *	39,353	18,213,749
ANSYS, Inc. *	6,244	2,028,551
AppLovin Corp., Class A *	4,627	326,527
Atlassian Corp., Class A *	13,499	2,325,878
Autodesk, Inc. *	18,695	3,979,231
Bentley Systems, Inc., Class B	15,801	830,027
Cadence Design Systems, Inc. *	23,555	6,492,465
Cloudflare, Inc., Class A *	25,654	2,242,160
Confluent, Inc., Class A *	16,729	470,419
Crowdstrike Holdings, Inc., Class A *	18,590	5,438,319
Datadog, Inc., Class A *	24,239	3,041,994
DocuSign, Inc., Class A *	17,637	998,254
DoubleVerify Holdings, Inc. *	12,480	365,664
Dropbox, Inc., Class A *	19,632	454,677
Dynatrace, Inc. *	22,529	1,020,789
Elastic NV *	6,971	712,576
SECURITY	NUMBER OF SHARES	VALUE ($)
EPAM Systems, Inc. *	4,852	1,141,481
Fair Isaac Corp. *	2,116	2,398,126
Five9, Inc. *	6,274	361,194
Fortinet, Inc. *	56,164	3,548,441
Gartner, Inc. *	6,591	2,719,381
Gen Digital, Inc.	7,331	147,646
Gitlab, Inc., Class A *	8,003	419,917
Globant SA *	3,588	640,781
GoDaddy, Inc., Class A *	7,505	918,462
HashiCorp, Inc., Class A *	5,952	193,202
HubSpot, Inc. *	4,036	2,441,255
Informatica, Inc., Class A *	582	18,025
Intuit, Inc.	23,798	14,888,505
Manhattan Associates, Inc. *	5,384	1,109,427
Microsoft Corp.	648,190	252,359,813
MongoDB, Inc., Class A *	5,881	2,147,624
nCino, Inc. *	546	15,921
Nutanix, Inc., Class A *	5,145	312,301
Okta, Inc. *	842	78,289
Oracle Corp.	55,305	6,290,944
Palantir Technologies, Inc., Class A *	167,451	3,678,898
Palo Alto Networks, Inc. *	26,604	7,738,838
Pegasystems, Inc.	3,617	214,922
Procore Technologies, Inc. *	6,957	475,998
PTC, Inc. *	5,251	931,737
RingCentral, Inc., Class A *	7,290	215,930
Salesforce, Inc.	61,518	16,544,651
SentinelOne, Inc., Class A *	2,997	63,327
ServiceNow, Inc. *	17,749	12,305,914
Smartsheet, Inc., Class A *	11,073	418,892
Snowflake, Inc., Class A *	27,415	4,254,808
Synopsys, Inc. *	13,245	7,027,665
Teradata Corp. *	8,411	312,048
Twilio, Inc., Class A *	2,535	151,796
Tyler Technologies, Inc. *	2,752	1,270,186
UiPath, Inc., Class A *	25,591	485,461
Unity Software, Inc. *	10,288	249,690
VeriSign, Inc. *	453	76,774
Workday, Inc., Class A *	17,488	4,279,838
Zscaler, Inc. *	7,681	1,328,352
		419,696,677

Technology Hardware & Equipment 10.7%
Amphenol Corp., Class A	25,734	3,107,895
Apple, Inc.	1,270,055	216,328,468
Arista Networks, Inc. *	21,870	5,610,967
CDW Corp.	11,146	2,695,772
HP, Inc.	15,678	440,395
Jabil, Inc.	6,842	802,977
Keysight Technologies, Inc. *	3,966	586,730
Motorola Solutions, Inc.	13,261	4,497,468
NetApp, Inc.	7,163	732,130
Pure Storage, Inc., Class A *	20,034	1,009,714
Ubiquiti, Inc.	331	35,609
Vontier Corp.	4,574	185,842
Zebra Technologies Corp., Class A *	785	246,930
		236,280,897

Telecommunication Services 0.0%
Iridium Communications, Inc.	10,141	312,241

Transportation 1.2%
American Airlines Group, Inc. *	21,273	287,398
Avis Budget Group, Inc.	583	55,647
CH Robinson Worldwide, Inc.	7,792	553,232
See financial notes
Schwab Equity Index Funds | Semiannual Report

Schwab U.S. Large-Cap Growth Index Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
CSX Corp.	19,223	638,588
Delta Air Lines, Inc.	2,791	139,746
Expeditors International of Washington, Inc.	1,681	187,112
JB Hunt Transport Services, Inc.	1,409	229,061
Landstar System, Inc.	2,449	427,130
Lyft, Inc., Class A *	30,328	474,330
Old Dominion Freight Line, Inc.	15,996	2,906,633
Saia, Inc. *	261	103,573
Uber Technologies, Inc. *	171,479	11,363,913
U-Haul Holding Co. *	474	29,971
U-Haul Holding Co. - Non Voting	2,998	183,838
Union Pacific Corp.	22,752	5,395,864
United Parcel Service, Inc., Class B	17,442	2,572,346
		25,548,382

Utilities 0.1%
AES Corp.	35,382	633,338
Vistra Corp.	8,999	682,484
		1,315,822
Total Common Stocks (Cost $1,562,313,471)		2,191,240,155

INVESTMENT COMPANIES 0.1% OF NET ASSETS

Equity Funds 0.1%
iShares Russell 1000 Growth ETF	9,300	3,002,412
Total Investment Companies (Cost $2,608,528)		3,002,412

SHORT-TERM INVESTMENTS 0.4% OF NET ASSETS

Money Market Funds 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.25% (b)	8,889,012	8,889,012
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.25% (b)(c)	48,480	48,480
		8,937,492
Total Short-Term Investments (Cost $8,937,492)		8,937,492
Total Investments in Securities (Cost $1,573,859,491)		2,203,180,059

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
S&P 500 Index, e-mini, expires 06/21/24	28	7,093,800	42,835

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $43,581.
(b)	The rate shown is the annualized 7-day yield.
(c)	Security purchased with cash collateral received for securities on loan.

ADR —	American Depositary Receipt
ETF —	Exchange-Traded Fund
See financial notes

Schwab Equity Index Funds | Semiannual Report

Schwab U.S. Large-Cap Growth Index Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2024 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$2,191,240,155	$—	$—	$2,191,240,155
Investment Companies[1]	3,002,412	—	—	3,002,412
Short-Term Investments[1]	8,937,492	—	—	8,937,492
Futures Contracts[2]	42,835	—	—	42,835
Total	$2,203,222,894	$—	$—	$2,203,222,894

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
See financial notes
Schwab Equity Index Funds | Semiannual Report

Schwab U.S. Large-Cap Growth Index Fund
Statement of Assets and Liabilities

As of April 30, 2024; unaudited
Assets
Investments in securities, at value - unaffiliated issuers (cost $1,573,859,491) including securities on loan of $43,581		$2,203,180,059
Deposit with broker for futures contracts		306,800
Receivables:
Fund shares sold		5,298,526
Dividends		765,209
Investments sold		229,894
Income from securities on loan	+	333
Total assets		2,209,780,821

Liabilities
Collateral held for securities on loan		48,480
Payables:
Investments bought		4,243,446
Fund shares redeemed		1,993,502
Variation margin on futures contracts		90,133
Investment adviser fees	+	63,612
Total liabilities		6,439,173
Net assets		$2,203,341,648

Net Assets by Source
Capital received from investors		$1,644,573,382
Total distributable earnings	+	558,768,266
Net assets		$2,203,341,648

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$2,203,341,648		23,051,681		$95.58

See financial notes

Schwab Equity Index Funds | Semiannual Report

Schwab U.S. Large-Cap Growth Index Fund
Statement of Operations

For the period November 1, 2023 through April 30, 2024; unaudited
Investment Income
Dividends received from securities - unaffiliated issuers (net of foreign withholding tax of $1,134)		$7,723,280
Other interest		13,854
Securities on loan, net	+	2,409
Total investment income		7,739,543

Expenses
Investment adviser fees		327,759
Total expenses	–	327,759
Net investment income		7,411,784

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized gains on sales of securities - unaffiliated issuers		757,599
Net realized gains on futures contracts	+	1,291,058
Net realized gains		2,048,657
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers		325,858,360
Net change in unrealized appreciation (depreciation) on futures contracts	+	119,989
Net change in unrealized appreciation (depreciation)	+	325,978,349
Net realized and unrealized gains		328,027,006
Increase in net assets resulting from operations		$335,438,790
See financial notes
Schwab Equity Index Funds | Semiannual Report

Schwab U.S. Large-Cap Growth Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	11/1/23-4/30/24		11/1/22-10/31/23
Net investment income		$7,411,784	$10,256,291
Net realized gains (losses)		2,048,657	(9,170,887)
Net change in unrealized appreciation (depreciation)	+	325,978,349	176,000,176
Increase in net assets resulting from operations		$335,438,790	$177,085,580

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($11,280,497 )	($8,433,385 )

TRANSACTIONS IN FUND SHARES
	11/1/23-4/30/24			11/1/22-10/31/23
		SHARES	VALUE	SHARES	VALUE
Shares sold		8,060,372	$747,245,105	8,578,433	$642,610,935
Shares reinvested		109,605	9,527,758	108,233	7,134,711
Shares redeemed	+	(2,479,694)	(229,642,541)	(5,382,041)	(395,332,838)
Net transactions in fund shares		5,690,283	$527,130,322	3,304,625	$254,412,808

SHARES OUTSTANDING AND NET ASSETS
	11/1/23-4/30/24			11/1/22-10/31/23
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		17,361,398	$1,352,053,033	14,056,773	$928,988,030
Total increase	+	5,690,283	851,288,615	3,304,625	423,065,003
End of period		23,051,681	$2,203,341,648	17,361,398	$1,352,053,033
See financial notes

Schwab Equity Index Funds | Semiannual Report

Schwab U.S. Large-Cap Value Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	11/1/23– 4/30/24*	11/1/22– 10/31/23	11/1/21– 10/31/22	11/1/20– 10/31/21	11/1/19– 10/31/20	11/1/18– 10/31/19
Per-Share Data
Net asset value at beginning of period	$46.50	$47.51	$53.65	$38.09	$43.06	$39.51
Income (loss) from investment operations:
Net investment income (loss)[1]	0.61	1.12	1.01	0.97	1.00	1.13
Net realized and unrealized gains (losses)	7.83	(1.04)	(4.60)	15.47	(4.07)	3.10
Total from investment operations	8.44	0.08	(3.59)	16.44	(3.07)	4.23
Less distributions:
Distributions from net investment income	(1.18)	(1.03)	(0.91)	(0.88)	(1.06)	(0.62)
Distributions from net realized gains	(0.14)	(0.06)	(1.64)	—	(0.84)	(0.06)
Total distributions	(1.32)	(1.09)	(2.55)	(0.88)	(1.90)	(0.68)
Net asset value at end of period	$53.62	$46.50	$47.51	$53.65	$38.09	$43.06
Total return	18.40%[2]	0.11%	(7.04%)	43.70%	(7.69%)	11.08%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.035%[3]	0.035%	0.035%[4]	0.035%	0.035%	0.035%[5]
Net investment income (loss)	2.36%[3]	2.31%	2.05%	1.97%	2.57%	2.79%
Portfolio turnover rate	8%[2]	42%[6]	15%[6]	20%	50%	22%
Net assets, end of period (x 1,000)	$697,666	$592,653	$647,796	$575,972	$331,322	$212,213

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Not annualized.
[3]	Annualized.
[4]	Ratio includes less than 0.0005% of non-routine proxy expenses.
[5]	Effective December 20, 2018, the annual operating expense ratio was reduced to 0.035%. The ratio presented for period ended October 31, 2019, is a blended ratio.
[6]	Portfolio turnover rate excludes in-kind transactions.
See financial notes
Schwab Equity Index Funds | Semiannual Report

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.4% OF NET ASSETS

Automobiles & Components 0.8%
Aptiv PLC *	8,982	637,722
BorgWarner, Inc.	7,784	255,082
Ford Motor Co.	130,186	1,581,760
General Motors Co.	38,209	1,701,447
Gentex Corp.	7,720	264,796
Harley-Davidson, Inc.	4,236	145,676
Lear Corp.	1,933	243,307
Lucid Group, Inc. *(a)	24,342	62,072
Phinia, Inc.	1,533	59,787
QuantumScape Corp., Class A *	11,470	62,167
Rivian Automotive, Inc., Class A *	22,453	199,832
Thor Industries, Inc.	1,701	169,113
		5,382,761

Banks 7.4%
Bank of America Corp.	228,679	8,463,410
Bank OZK	3,520	157,168
BOK Financial Corp.	926	82,164
Citigroup, Inc.	63,461	3,892,063
Citizens Financial Group, Inc.	15,451	527,034
Columbia Banking System, Inc.	6,929	130,334
Comerica, Inc.	4,366	219,042
Commerce Bancshares, Inc.	3,992	218,283
Cullen/Frost Bankers, Inc.	1,968	205,341
East West Bancorp, Inc.	4,639	345,559
Fifth Third Bancorp	22,501	820,386
First Citizens BancShares, Inc., Class A	321	541,450
First Hawaiian, Inc.	4,221	89,021
First Horizon Corp.	18,351	273,797
FNB Corp.	11,726	156,425
Huntington Bancshares, Inc.	47,747	643,152
JPMorgan Chase & Co.	95,794	18,367,541
KeyCorp	30,979	448,886
M&T Bank Corp.	5,485	791,979
New York Community Bancorp, Inc.	23,715	62,845
NU Holdings Ltd., Class A *	24,252	263,377
Pinnacle Financial Partners, Inc.	2,509	192,440
PNC Financial Services Group, Inc.	13,213	2,025,024
Popular, Inc.	2,351	199,811
Prosperity Bancshares, Inc.	2,914	180,581
Regions Financial Corp.	30,713	591,839
Synovus Financial Corp.	4,806	172,007
TFS Financial Corp.	1,685	20,237
Truist Financial Corp.	44,002	1,652,275
U.S. Bancorp	51,682	2,099,840
Webster Financial Corp.	5,700	249,831
Wells Fargo & Co.	119,506	7,089,096
Western Alliance Bancorp	3,605	204,872
Wintrust Financial Corp.	2,026	195,793
Zions Bancorp NA	4,863	198,313
		51,771,216

SECURITY	NUMBER OF SHARES	VALUE ($)
Capital Goods 10.9%
3M Co.	18,244	1,760,728
A O Smith Corp.	3,574	296,070
Acuity Brands, Inc.	1,018	252,769
AECOM	4,481	413,865
AGCO Corp.	2,083	237,858
Air Lease Corp., Class A	3,455	173,579
Allegion PLC	233	28,323
Allison Transmission Holdings, Inc.	2,677	196,893
AMETEK, Inc.	7,631	1,332,830
Armstrong World Industries, Inc.	1,025	117,752
AZEK Co., Inc., Class A *	4,772	217,794
Boeing Co. *	16,215	2,721,526
Builders FirstSource, Inc. *	4,021	735,119
BWX Technologies, Inc.	2,501	239,521
Carlisle Cos., Inc.	1,607	623,918
Carrier Global Corp.	27,635	1,699,276
Caterpillar, Inc.	4,233	1,416,235
CNH Industrial NV *	32,442	369,839
Core & Main, Inc., Class A *	5,766	325,606
Crane Co.	1,595	223,316
Cummins, Inc.	4,519	1,276,572
Curtiss-Wright Corp.	1,266	320,830
Deere & Co.	557	218,015
Donaldson Co., Inc.	2,362	170,536
Dover Corp.	4,624	829,083
Eaton Corp. PLC	13,214	4,205,488
EMCOR Group, Inc.	1,002	357,884
Emerson Electric Co.	18,936	2,040,922
Esab Corp.	1,879	198,949
Fastenal Co.	4,736	321,764
Ferguson PLC	6,409	1,345,249
Flowserve Corp.	4,343	204,816
Fortive Corp.	11,713	881,638
Fortune Brands Innovations, Inc.	4,197	306,801
Gates Industrial Corp. PLC *	5,477	96,505
GE Vernova, Inc. *	9,002	1,383,697
Generac Holdings, Inc. *	1,985	269,881
General Dynamics Corp.	8,121	2,331,458
General Electric Co.	35,977	5,821,798
Graco, Inc.	3,263	261,693
Hayward Holdings, Inc. *	4,349	59,059
HEICO Corp.	361	74,871
Hexcel Corp.	2,816	180,815
Honeywell International, Inc.	19,244	3,708,896
Howmet Aerospace, Inc.	12,570	839,048
Hubbell, Inc., Class B	964	357,181
Huntington Ingalls Industries, Inc.	1,294	358,347
IDEX Corp.	2,308	508,822
Illinois Tool Works, Inc.	1,831	446,965
Ingersoll Rand, Inc.	13,433	1,253,568
ITT, Inc.	2,741	354,521
Johnson Controls International PLC	22,562	1,468,109
L3Harris Technologies, Inc.	6,279	1,344,020
Lennox International, Inc.	1,062	492,152
Lincoln Electric Holdings, Inc.	118	25,905
Masco Corp.	7,466	511,048
See financial notes

Schwab Equity Index Funds | Semiannual Report

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
MasTec, Inc. *	2,044	181,282
MDU Resources Group, Inc.	6,626	163,662
Mercury Systems, Inc. *	1,834	51,719
Middleby Corp. *	1,763	245,004
MSC Industrial Direct Co., Inc., Class A	1,548	141,240
Nordson Corp.	1,889	487,721
Northrop Grumman Corp.	4,425	2,146,258
nVent Electric PLC	5,434	391,628
Oshkosh Corp.	2,148	241,156
Otis Worldwide Corp.	12,913	1,177,666
Owens Corning	2,944	495,210
PACCAR, Inc.	17,006	1,804,507
Parker-Hannifin Corp.	4,239	2,309,874
Pentair PLC	5,458	431,673
Plug Power, Inc. *(a)	17,544	40,527
Quanta Services, Inc.	3,511	907,804
RBC Bearings, Inc. *	938	229,388
Regal Rexnord Corp.	2,199	354,853
RTX Corp.	47,722	4,844,737
Sensata Technologies Holding PLC	4,981	190,822
SiteOne Landscape Supply, Inc. *	990	155,321
Snap-on, Inc.	1,730	463,571
Spirit AeroSystems Holdings, Inc., Class A *	3,430	109,760
Stanley Black & Decker, Inc.	5,091	465,317
Sunrun, Inc. *	6,957	71,588
Textron, Inc.	6,504	550,173
Timken Co.	2,005	178,886
Trane Technologies PLC	5,325	1,689,836
TransDigm Group, Inc.	1,460	1,822,124
United Rentals, Inc.	1,781	1,189,690
Valmont Industries, Inc.	644	131,891
Vertiv Holdings Co., Class A	10,549	981,057
Watsco, Inc.	841	376,533
WESCO International, Inc.	1,470	224,543
Westinghouse Air Brake Technologies Corp.	5,913	952,466
WillScot Mobile Mini Holdings Corp. *	4,656	172,086
Woodward, Inc.	1,990	323,096
Xylem, Inc.	6,929	905,620
		75,810,012

Commercial & Professional Services 1.2%
Automatic Data Processing, Inc.	1,942	469,750
Broadridge Financial Solutions, Inc.	635	122,815
CACI International, Inc., Class A *	729	293,226
Cintas Corp.	319	210,010
Clarivate PLC *	15,448	104,428
Clean Harbors, Inc. *	1,671	316,571
Concentrix Corp.	1,479	80,857
Dayforce, Inc. *	4,510	276,779
Driven Brands Holdings, Inc. *	1,939	27,786
Dun & Bradstreet Holdings, Inc.	9,178	83,520
Equifax, Inc.	1,248	274,797
FTI Consulting, Inc. *	895	191,378
Genpact Ltd.	4,348	133,658
Jacobs Solutions, Inc.	4,175	599,238
KBR, Inc.	2,803	182,027
Leidos Holdings, Inc.	4,516	633,233
ManpowerGroup, Inc.	1,591	120,041
MSA Safety, Inc.	1,007	181,663
Paycor HCM, Inc. *	1,135	19,715
RB Global, Inc.	1,436	102,789
Republic Services, Inc., Class A	6,855	1,314,103
Robert Half, Inc.	3,400	235,076
Science Applications International Corp.	1,719	221,235
SS&C Technologies Holdings, Inc.	7,229	447,403
Stericycle, Inc. *	3,020	135,085
Tetra Tech, Inc.	1,430	278,450
SECURITY	NUMBER OF SHARES	VALUE ($)
TransUnion	6,421	468,733
Veralto Corp.	7,289	682,833
Vestis Corp.	3,869	71,267
Waste Management, Inc.	1,363	283,531
		8,561,997

Consumer Discretionary Distribution & Retail 1.1%
Advance Auto Parts, Inc.	1,967	143,552
AutoNation, Inc. *	942	151,803
AutoZone, Inc. *	94	277,902
Bath & Body Works, Inc.	7,501	340,695
Best Buy Co., Inc.	5,505	405,388
CarMax, Inc. *	4,927	334,888
Dick's Sporting Goods, Inc.	1,730	347,626
eBay, Inc.	16,132	831,443
Etsy, Inc. *	1,735	119,142
GameStop Corp., Class A *(a)	9,014	99,965
Gap, Inc.	6,395	131,225
Genuine Parts Co.	4,652	731,341
Kohl's Corp.	3,606	86,328
Lithia Motors, Inc., Class A	899	228,688
LKQ Corp.	8,799	379,501
Lowe's Cos., Inc.	5,122	1,167,765
Macy's, Inc.	8,917	164,340
Murphy USA, Inc.	34	14,070
Nordstrom, Inc.	3,769	71,649
Ollie's Bargain Outlet Holdings, Inc. *	1,407	102,908
O'Reilly Automotive, Inc. *	298	301,951
Penske Automotive Group, Inc.	649	99,239
Petco Health & Wellness Co., Inc., Class A *	2,724	4,086
RH *	435	107,467
Ross Stores, Inc.	731	94,701
Valvoline, Inc. *	3,156	134,193
Victoria's Secret & Co. *	1,498	26,395
Wayfair, Inc., Class A *	1,791	89,819
Williams-Sonoma, Inc.	1,839	527,388
		7,515,458

Consumer Durables & Apparel 1.5%
Birkenstock Holding PLC *	591	26,459
Brunswick Corp.	2,093	168,779
Capri Holdings Ltd. *	3,742	132,766
Carter's, Inc.	1,198	81,955
Columbia Sportswear Co.	1,151	91,654
DR Horton, Inc.	10,041	1,430,742
Garmin Ltd.	5,095	736,075
Hasbro, Inc.	4,336	265,797
Leggett & Platt, Inc.	4,462	80,628
Lennar Corp., Class A	8,427	1,277,702
Mattel, Inc. *	11,680	213,978
Mohawk Industries, Inc. *	1,746	201,349
Newell Brands, Inc.	12,478	99,075
NIKE, Inc., Class B	18,206	1,679,685
NVR, Inc. *	88	654,619
Polaris, Inc.	1,616	137,618
PulteGroup, Inc.	7,102	791,305
PVH Corp.	1,962	213,466
Ralph Lauren Corp., Class A	1,308	214,041
Skechers USA, Inc., Class A *	4,096	270,541
Tapestry, Inc.	7,122	284,310
Tempur Sealy International, Inc.	4,397	220,114
Toll Brothers, Inc.	3,458	411,882
TopBuild Corp. *	978	395,767
Under Armour, Inc., Class A *	12,746	85,781
VF Corp.	11,508	143,390
See financial notes
Schwab Equity Index Funds | Semiannual Report

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Whirlpool Corp.	1,788	169,610
		10,479,088

Consumer Services 1.4%
ADT, Inc.	8,767	56,986
Aramark	8,583	270,450
Boyd Gaming Corp.	2,360	126,284
Bright Horizons Family Solutions, Inc. *	1,654	171,536
Caesars Entertainment, Inc. *	4,059	145,393
Carnival Corp. *	33,037	489,608
Cava Group, Inc. *	351	25,251
Darden Restaurants, Inc.	2,103	322,621
DoorDash, Inc., Class A *	2,221	287,086
Expedia Group, Inc. *	1,177	158,460
Grand Canyon Education, Inc. *	713	92,704
H&R Block, Inc.	1,685	79,583
Hilton Worldwide Holdings, Inc.	4,474	882,631
Hyatt Hotels Corp., Class A	1,432	213,067
Las Vegas Sands Corp.	803	35,621
Marriott Vacations Worldwide Corp.	1,148	110,334
McDonald's Corp.	14,207	3,879,079
MGM Resorts International *	9,086	358,352
Mister Car Wash, Inc. *	2,427	16,237
Norwegian Cruise Line Holdings Ltd. *	10,695	202,349
Penn Entertainment, Inc. *	4,900	81,046
Planet Fitness, Inc., Class A *	1,452	86,888
Royal Caribbean Cruises Ltd. *	5,425	757,493
Service Corp. International	3,035	217,640
Travel & Leisure Co.	1,243	54,120
Vail Resorts, Inc.	1,135	214,935
Wyndham Hotels & Resorts, Inc.	2,527	185,760
Wynn Resorts Ltd.	3,236	296,579
Yum! Brands, Inc.	1,142	161,308
		9,979,401

Consumer Staples Distribution & Retail 1.8%
Albertsons Cos., Inc., Class A	12,577	256,571
BJ's Wholesale Club Holdings, Inc. *	2,891	215,900
Casey's General Stores, Inc.	1,052	336,198
Dollar Tree, Inc. *	6,812	805,519
Grocery Outlet Holding Corp. *	3,106	80,663
Kroger Co.	21,660	1,199,531
Maplebear, Inc. *	223	7,611
Performance Food Group Co. *	2,700	183,276
U.S. Foods Holding Corp. *	7,503	377,026
Walgreens Boots Alliance, Inc.	23,842	422,718
Walmart, Inc.	142,102	8,433,754
		12,318,767

Energy 8.3%
Antero Midstream Corp.	7,565	104,700
Antero Resources Corp. *	9,352	318,062
APA Corp.	3,226	101,425
Baker Hughes Co., Class A	33,064	1,078,548
Chesapeake Energy Corp.	4,101	368,598
Chevron Corp.	57,101	9,208,678
ConocoPhillips	39,759	4,994,526
Coterra Energy, Inc.	24,759	677,406
Devon Energy Corp.	21,285	1,089,366
Diamondback Energy, Inc.	5,923	1,191,293
DT Midstream, Inc.	3,194	198,667
EOG Resources, Inc.	19,501	2,576,667
EQT Corp.	11,935	478,474
Exxon Mobil Corp.	132,724	15,697,268
Halliburton Co.	23,776	890,887
SECURITY	NUMBER OF SHARES	VALUE ($)
Hess Corp.	4,083	643,032
HF Sinclair Corp.	5,265	285,626
Kinder Morgan, Inc.	65,121	1,190,412
Marathon Oil Corp.	19,392	520,675
Marathon Petroleum Corp.	12,203	2,217,529
NOV, Inc.	13,011	240,573
Occidental Petroleum Corp.	22,796	1,507,728
ONEOK, Inc.	18,235	1,442,753
Ovintiv, Inc.	4,732	242,846
Phillips 66	14,591	2,089,577
Pioneer Natural Resources Co.	7,722	2,079,689
Range Resources Corp.	7,744	278,087
Schlumberger NV	47,275	2,244,617
Southwestern Energy Co. *	36,260	271,587
TechnipFMC PLC	14,328	367,083
Valero Energy Corp.	11,261	1,800,296
Williams Cos., Inc.	40,397	1,549,629
		57,946,304

Equity Real Estate Investment Trusts (REITs) 4.1%
Agree Realty Corp.	3,298	188,712
Alexandria Real Estate Equities, Inc.	5,754	666,716
American Homes 4 Rent, Class A	11,033	394,981
Americold Realty Trust, Inc.	9,425	207,067
Apartment Income REIT Corp.	4,842	185,836
AvalonBay Communities, Inc.	4,696	890,221
Boston Properties, Inc.	5,196	321,580
Brixmor Property Group, Inc.	9,877	218,282
Camden Property Trust	3,441	342,999
Cousins Properties, Inc.	5,006	114,838
Crown Castle, Inc.	12,842	1,204,323
CubeSmart	7,420	300,065
Digital Realty Trust, Inc.	10,020	1,390,576
EastGroup Properties, Inc.	1,522	236,458
EPR Properties	2,455	99,648
Equinix, Inc.	1,540	1,095,109
Equity LifeStyle Properties, Inc.	3,949	238,085
Equity Residential	12,370	796,628
Essex Property Trust, Inc.	2,121	522,296
Extra Space Storage, Inc.	6,926	930,023
Federal Realty Investment Trust	2,695	280,738
First Industrial Realty Trust, Inc.	4,353	197,713
Gaming & Leisure Properties, Inc.	8,493	362,906
Healthcare Realty Trust, Inc., Class A	12,668	180,266
Healthpeak Properties, Inc.	23,407	435,604
Highwoods Properties, Inc.	3,384	88,661
Host Hotels & Resorts, Inc.	23,127	436,407
Invitation Homes, Inc.	20,272	693,302
Iron Mountain, Inc.	4,858	376,592
Kilroy Realty Corp.	3,880	131,144
Kimco Realty Corp.	21,842	406,916
Lamar Advertising Co., Class A	659	76,345
Medical Properties Trust, Inc. (a)	19,986	91,936
Mid-America Apartment Communities, Inc.	3,859	501,670
National Storage Affiliates Trust	2,510	87,950
NET Lease Office Properties	473	10,813
NNN REIT, Inc.	5,995	242,977
Omega Healthcare Investors, Inc.	8,097	246,230
Park Hotels & Resorts, Inc.	6,842	110,361
Prologis, Inc.	30,614	3,124,159
Public Storage	2,181	565,860
Rayonier, Inc.	4,819	142,932
Realty Income Corp.	27,588	1,477,062
Regency Centers Corp.	6,013	356,090
Rexford Industrial Realty, Inc.	7,012	300,184
SBA Communications Corp., Class A	3,204	596,329
Simon Property Group, Inc.	8,425	1,183,965
See financial notes

Schwab Equity Index Funds | Semiannual Report

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
STAG Industrial, Inc.	5,996	206,202
Sun Communities, Inc.	3,186	354,666
UDR, Inc.	10,299	392,186
Ventas, Inc.	13,266	587,418
VICI Properties, Inc., Class A	34,256	978,009
Vornado Realty Trust	5,840	152,015
Welltower, Inc.	18,381	1,751,342
Weyerhaeuser Co.	24,274	732,347
WP Carey, Inc.	7,167	393,038
		28,596,778

Financial Services 11.0%
Affiliated Managers Group, Inc.	1,099	171,554
Affirm Holdings, Inc. *	7,515	239,578
AGNC Investment Corp.	23,047	210,880
Ally Financial, Inc.	8,979	344,345
American Express Co.	12,936	3,027,412
Annaly Capital Management, Inc.	16,643	311,890
Bank of New York Mellon Corp.	25,222	1,424,791
Berkshire Hathaway, Inc., Class B *	60,769	24,108,885
BlackRock, Inc.	4,933	3,722,639
Block, Inc. *	11,481	838,113
Blue Owl Capital, Inc., Class A	12,830	242,359
Capital One Financial Corp.	12,575	1,803,632
Carlyle Group, Inc.	6,987	313,018
Cboe Global Markets, Inc.	3,490	632,213
Charles Schwab Corp. (b)	49,053	3,627,469
CME Group, Inc.	11,914	2,497,651
Coinbase Global, Inc., Class A *	5,684	1,159,138
Corebridge Financial, Inc. (a)	7,511	199,492
Corpay, Inc. *	168	50,760
Credit Acceptance Corp. *	205	105,313
Discover Financial Services	8,262	1,047,043
Euronet Worldwide, Inc. *	710	72,903
Evercore, Inc., Class A	1,166	211,629
Fidelity National Information Services, Inc.	19,636	1,333,677
Fiserv, Inc. *	14,402	2,198,753
Franklin Resources, Inc.	9,928	226,756
Global Payments, Inc.	8,539	1,048,333
Goldman Sachs Group, Inc.	10,467	4,466,374
Houlihan Lokey, Inc., Class A	1,566	199,649
Interactive Brokers Group, Inc., Class A	3,429	394,746
Intercontinental Exchange, Inc.	18,783	2,418,499
Invesco Ltd.	11,931	169,062
Jack Henry & Associates, Inc.	1,638	266,486
Janus Henderson Group PLC	4,416	137,868
Jefferies Financial Group, Inc.	5,975	257,283
KKR & Co., Inc.	16,593	1,544,311
Lazard, Inc.	3,642	140,217
MGIC Investment Corp.	9,086	184,264
Moody's Corp.	468	173,314
Morgan Stanley	38,814	3,525,864
MSCI, Inc., Class A	1,275	593,882
Nasdaq, Inc.	12,217	731,187
NCR Atleos Corp. *	2,113	42,112
Northern Trust Corp.	6,718	553,496
OneMain Holdings, Inc.	3,751	195,465
PayPal Holdings, Inc. *	3,340	226,853
Raymond James Financial, Inc.	6,271	765,062
Rithm Capital Corp.	15,854	176,296
Robinhood Markets, Inc., Class A *	20,917	344,921
Rocket Cos., Inc., Class A *	2,497	30,663
S&P Global, Inc.	9,640	4,008,601
SEI Investments Co.	3,332	219,745
SLM Corp.	4,353	92,240
SoFi Technologies, Inc. *	31,583	214,133
Starwood Property Trust, Inc.	9,803	185,963
SECURITY	NUMBER OF SHARES	VALUE ($)
State Street Corp.	9,997	724,683
Stifel Financial Corp.	3,230	258,142
Synchrony Financial	13,453	591,663
T Rowe Price Group, Inc.	7,310	800,957
TPG, Inc.	1,697	73,141
Tradeweb Markets, Inc., Class A	2,486	252,851
UWM Holdings Corp.	1,931	12,165
Virtu Financial, Inc., Class A	2,861	62,084
Voya Financial, Inc.	3,211	218,862
Western Union Co.	10,174	136,739
WEX, Inc. *	775	163,726
XP, Inc., Class A	9,878	202,203
		76,925,998

Food, Beverage & Tobacco 4.1%
Altria Group, Inc.	59,271	2,596,663
Archer-Daniels-Midland Co.	17,736	1,040,394
Boston Beer Co., Inc., Class A *	23	6,403
Brown-Forman Corp., Class B	1,570	75,125
Bunge Global SA	4,807	489,160
Campbell Soup Co.	6,320	288,887
Coca-Cola Co.	65,141	4,023,760
Conagra Brands, Inc.	15,819	486,909
Constellation Brands, Inc., Class A	4,812	1,219,650
Darling Ingredients, Inc. *	5,248	222,358
Flowers Foods, Inc.	6,211	154,902
Freshpet, Inc. *	1,057	112,116
General Mills, Inc.	18,851	1,328,241
Hershey Co.	1,284	248,993
Hormel Foods Corp.	9,581	340,700
Ingredion, Inc.	2,147	246,025
J M Smucker Co.	3,408	391,409
Kellanova	8,635	499,621
Keurig Dr Pepper, Inc.	31,576	1,064,111
Kraft Heinz Co.	26,610	1,027,412
Lamb Weston Holdings, Inc.	255	21,252
McCormick & Co., Inc. - Non Voting Shares	8,349	635,025
Molson Coors Beverage Co., Class B	5,782	331,077
Mondelez International, Inc., Class A	45,126	3,246,364
PepsiCo, Inc.	14,127	2,485,081
Philip Morris International, Inc.	51,499	4,889,315
Pilgrim's Pride Corp. *	1,400	50,428
Post Holdings, Inc. *	1,695	179,924
Seaboard Corp.	7	23,171
Tyson Foods, Inc., Class A	9,227	559,618
WK Kellogg Co.	2,133	49,784
		28,333,878

Health Care Equipment & Services 6.4%
Abbott Laboratories	53,827	5,704,047
Acadia Healthcare Co., Inc. *	2,975	219,972
agilon health, Inc. *	970	5,335
Amedisys, Inc. *	1,047	96,376
Baxter International, Inc.	16,766	676,843
Becton Dickinson & Co.	9,610	2,254,506
Boston Scientific Corp. *	48,535	3,488,210
Cardinal Health, Inc.	3,981	410,202
Centene Corp. *	17,713	1,294,112
Certara, Inc. *	2,550	43,631
Chemed Corp.	137	77,816
Cigna Group	8,838	3,155,520
Cooper Cos., Inc.	6,457	575,060
CVS Health Corp.	42,492	2,877,133
DENTSPLY SIRONA, Inc.	7,062	211,931
Doximity, Inc., Class A *	2,170	52,709
Elevance Health, Inc.	6,820	3,604,916
See financial notes
Schwab Equity Index Funds | Semiannual Report

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Encompass Health Corp.	3,050	254,309
Enovis Corp. *	1,747	96,487
Envista Holdings Corp. *	5,440	107,059
GE HealthCare Technologies, Inc.	12,799	975,796
Globus Medical, Inc., Class A *	2,800	139,412
HCA Healthcare, Inc.	5,233	1,621,288
Henry Schein, Inc. *	4,329	299,913
Hologic, Inc. *	7,696	583,126
Humana, Inc.	2,295	693,297
ICU Medical, Inc. *	658	64,431
Integra LifeSciences Holdings Corp. *	2,227	64,962
Laboratory Corp. of America Holdings	2,804	564,642
McKesson Corp.	2,735	1,469,269
Medtronic PLC	44,077	3,536,739
Molina Healthcare, Inc. *	872	298,311
Premier, Inc., Class A	3,867	80,743
Quest Diagnostics, Inc.	3,722	514,306
QuidelOrtho Corp. *	1,804	73,152
R1 RCM, Inc. *	4,949	60,823
Solventum Corp. *	4,538	295,015
STERIS PLC	3,291	673,207
Stryker Corp.	8,794	2,959,181
Tandem Diabetes Care, Inc. *	1,818	66,702
Teladoc Health, Inc. *	5,512	70,278
Teleflex, Inc.	1,552	323,980
Tenet Healthcare Corp. *	3,342	375,273
UnitedHealth Group, Inc.	4,905	2,372,549
Universal Health Services, Inc., Class B	1,952	332,679
Zimmer Biomet Holdings, Inc.	6,965	837,750
		44,552,998

Household & Personal Products 2.1%
Church & Dwight Co., Inc.	832	89,764
Colgate-Palmolive Co.	27,231	2,503,073
Coty, Inc., Class A *	12,333	141,090
Estee Lauder Cos., Inc., Class A	5,225	766,560
Kenvue, Inc.	38,028	715,687
Kimberly-Clark Corp.	651	88,881
Olaplex Holdings, Inc. *	4,415	6,137
Procter & Gamble Co.	63,439	10,353,245
Reynolds Consumer Products, Inc.	1,824	52,221
Spectrum Brands Holdings, Inc.	1,017	83,262
		14,799,920

Insurance 4.0%
Aflac, Inc.	19,253	1,610,513
Allstate Corp.	8,700	1,479,522
American Financial Group, Inc.	2,358	301,234
American International Group, Inc.	23,287	1,753,744
Aon PLC, Class A	6,576	1,854,498
Arch Capital Group Ltd. *	10,178	952,050
Arthur J Gallagher & Co.	6,711	1,575,005
Assurant, Inc.	1,757	306,421
Assured Guaranty Ltd.	1,805	138,444
Axis Capital Holdings Ltd.	2,553	156,575
Brighthouse Financial, Inc. *	1,869	90,179
Brown & Brown, Inc.	4,805	391,800
Chubb Ltd.	13,474	3,350,175
Cincinnati Financial Corp.	5,104	590,482
CNA Financial Corp.	896	39,370
Everest Group Ltd.	1,226	449,219
Fidelity National Financial, Inc.	8,571	424,264
First American Financial Corp.	3,291	176,299
Globe Life, Inc.	2,847	216,856
Hanover Insurance Group, Inc.	1,168	151,630
Hartford Financial Services Group, Inc.	9,779	947,487
SECURITY	NUMBER OF SHARES	VALUE ($)
Kemper Corp.	2,000	116,620
Lincoln National Corp.	5,068	138,204
Loews Corp.	6,064	455,710
Markel Group, Inc. *	437	637,321
Marsh & McLennan Cos., Inc.	3,273	652,734
MetLife, Inc.	20,682	1,470,077
Old Republic International Corp.	8,514	254,228
Primerica, Inc.	400	84,744
Principal Financial Group, Inc.	7,874	623,148
Progressive Corp.	4,862	1,012,511
Prudential Financial, Inc.	12,047	1,330,953
Reinsurance Group of America, Inc.	2,206	412,500
RenaissanceRe Holdings Ltd.	1,254	274,940
RLI Corp.	1,030	145,591
Travelers Cos., Inc.	7,562	1,604,354
Unum Group	6,392	324,074
W R Berkley Corp.	6,639	511,004
White Mountains Insurance Group Ltd.	82	145,807
Willis Towers Watson PLC	3,000	753,420
		27,903,707

Materials 4.8%
Air Products & Chemicals, Inc.	7,359	1,739,226
Albemarle Corp.	3,893	468,367
Alcoa Corp.	5,936	208,591
Amcor PLC	47,947	428,646
AptarGroup, Inc.	2,166	312,727
Ardagh Metal Packaging SA	983	3,883
Ashland, Inc.	1,641	156,437
Avery Dennison Corp.	1,793	389,583
Axalta Coating Systems Ltd. *	6,560	206,246
Ball Corp.	10,218	710,866
Berry Global Group, Inc.	3,839	217,441
Celanese Corp., Class A	3,286	504,763
CF Industries Holdings, Inc.	6,396	505,092
Chemours Co.	4,953	132,493
Cleveland-Cliffs, Inc. *	16,488	278,647
Corteva, Inc.	23,411	1,267,237
Crown Holdings, Inc.	3,516	288,558
Dow, Inc.	23,481	1,336,069
DuPont de Nemours, Inc.	14,291	1,036,098
Eagle Materials, Inc.	380	95,270
Eastman Chemical Co.	3,926	370,771
Ecolab, Inc.	1,827	413,176
Element Solutions, Inc.	7,447	172,249
FMC Corp.	3,535	208,600
Freeport-McMoRan, Inc.	47,395	2,366,906
Ginkgo Bioworks Holdings, Inc. *(a)	48,994	43,659
Graphic Packaging Holding Co.	4,713	121,831
Huntsman Corp.	5,437	129,727
International Flavors & Fragrances, Inc.	8,467	716,732
International Paper Co.	11,119	388,498
Linde PLC	14,573	6,426,110
Louisiana-Pacific Corp.	2,152	157,505
LyondellBasell Industries NV, Class A	8,577	857,443
Martin Marietta Materials, Inc.	2,049	1,202,906
Mosaic Co.	10,812	339,389
MP Materials Corp. *	3,417	54,672
NewMarket Corp.	208	109,599
Newmont Corp.	38,269	1,555,252
Nucor Corp.	8,148	1,373,182
Olin Corp.	3,962	207,133
Packaging Corp. of America	2,941	508,734
PPG Industries, Inc.	5,828	751,812
Reliance, Inc.	1,898	540,399
Royal Gold, Inc.	2,186	262,604
RPM International, Inc.	3,415	365,098
See financial notes

Schwab Equity Index Funds | Semiannual Report

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Sealed Air Corp.	2,114	66,549
Sherwin-Williams Co.	1,316	394,287
Silgan Holdings, Inc.	2,650	123,649
Sonoco Products Co.	3,259	182,667
SSR Mining, Inc.	6,742	36,137
Steel Dynamics, Inc.	5,053	657,496
U.S. Steel Corp.	7,373	269,115
Vulcan Materials Co.	3,426	882,640
Westlake Corp.	1,062	156,496
Westrock Co.	8,399	402,816
		33,102,079

Media & Entertainment 2.7%
AMC Entertainment Holdings, Inc., Class A *(a)	7,921	23,209
Cable One, Inc.	170	66,955
Comcast Corp., Class A	130,727	4,982,006
Electronic Arts, Inc.	8,988	1,139,858
Fox Corp., Class A	12,112	375,593
IAC, Inc. *	2,452	116,617
Interpublic Group of Cos., Inc.	12,771	388,749
Liberty Broadband Corp., Class C *	3,466	172,364
Liberty Media Corp.-Liberty Formula One, Class C *	7,150	500,286
Liberty Media Corp.-Liberty Live, Class C *	2,206	82,328
Liberty Media Corp.-Liberty SiriusXM, Class C *	7,602	182,904
Live Nation Entertainment, Inc. *	4,012	356,707
Madison Square Garden Sports Corp. *	609	113,225
Match Group, Inc. *	842	25,950
New York Times Co., Class A	5,320	228,920
News Corp., Class A	16,577	394,533
Nexstar Media Group, Inc., Class A	704	112,682
Omnicom Group, Inc.	6,560	609,030
Paramount Global, Class B	19,837	225,943
Roku, Inc. *	3,648	210,344
Sirius XM Holdings, Inc. (a)	21,234	62,428
Take-Two Interactive Software, Inc. *	5,466	780,599
TripAdvisor, Inc. *	3,624	95,420
Walt Disney Co.	60,685	6,742,104
Warner Bros Discovery, Inc. *	73,233	538,995
ZoomInfo Technologies, Inc., Class A *	4,864	77,143
		18,604,892

Pharmaceuticals, Biotechnology & Life Sciences 7.6%
Agilent Technologies, Inc.	1,805	247,357
Alnylam Pharmaceuticals, Inc. *	810	116,599
Amgen, Inc.	5,673	1,554,062
Avantor, Inc. *	22,326	540,959
Azenta, Inc. *	1,834	96,212
Biogen, Inc. *	4,773	1,025,336
BioMarin Pharmaceutical, Inc. *	5,484	442,888
Bio-Rad Laboratories, Inc., Class A *	683	184,239
Bio-Techne Corp.	290	18,331
Bristol-Myers Squibb Co.	67,566	2,968,850
Catalent, Inc. *	5,964	333,089
Charles River Laboratories International, Inc. *	1,678	384,262
Danaher Corp.	21,841	5,386,427
Elanco Animal Health, Inc. *	16,184	212,981
Exact Sciences Corp. *	3,851	228,557
Exelixis, Inc. *	2,637	61,864
Fortrea Holdings, Inc. *	2,962	108,380
Gilead Sciences, Inc.	41,476	2,704,235
ICON PLC, ADR *	2,300	685,124
Illumina, Inc. *	3,692	454,301
SECURITY	NUMBER OF SHARES	VALUE ($)
Incyte Corp. *	1,573	81,875
Ionis Pharmaceuticals, Inc. *	653	26,943
IQVIA Holdings, Inc. *	446	103,369
Jazz Pharmaceuticals PLC *	982	108,757
Johnson & Johnson	79,977	11,563,874
Maravai LifeSciences Holdings, Inc., Class A *	1,492	12,234
Merck & Co., Inc.	68,783	8,888,139
Moderna, Inc. *	11,039	1,217,712
Organon & Co.	8,462	157,478
Perrigo Co. PLC	4,478	146,251
Pfizer, Inc.	187,508	4,803,955
QIAGEN NV *	7,323	309,983
Regeneron Pharmaceuticals, Inc. *	3,170	2,823,392
Repligen Corp. *	1,018	167,156
Revvity, Inc.	4,104	420,537
Roivant Sciences Ltd. *	689	7,510
Royalty Pharma PLC, Class A	12,359	342,344
Sotera Health Co. *	1,191	13,339
Thermo Fisher Scientific, Inc.	4,916	2,795,828
United Therapeutics Corp. *	1,505	352,667
Vertex Pharmaceuticals, Inc. *	728	285,966
Viatris, Inc.	39,781	460,266
		52,843,628

Real Estate Management & Development 0.3%
CBRE Group, Inc., Class A *	10,064	874,461
CoStar Group, Inc. *	7,646	699,838
Howard Hughes Holdings, Inc. *	1,136	74,022
Jones Lang LaSalle, Inc. *	1,564	282,615
Zillow Group, Inc., Class C *	6,888	293,222
		2,224,158

Semiconductors & Semiconductor Equipment 3.8%
Advanced Micro Devices, Inc. *	22,926	3,631,020
Analog Devices, Inc.	16,526	3,315,281
Applied Materials, Inc.	4,298	853,798
Cirrus Logic, Inc. *	1,770	156,769
Entegris, Inc.	4,697	624,325
First Solar, Inc. *	3,521	620,752
GLOBALFOUNDRIES, Inc. *	2,585	126,355
Intel Corp.	140,034	4,266,836
Lam Research Corp.	233	208,398
Marvell Technology, Inc.	28,347	1,868,351
Microchip Technology, Inc.	5,076	466,891
Micron Technology, Inc.	36,266	4,096,607
MKS Instruments, Inc.	2,189	260,447
ON Semiconductor Corp. *	14,281	1,001,955
Qorvo, Inc. *	3,241	378,678
QUALCOMM, Inc.	4,736	785,466
Skyworks Solutions, Inc.	5,265	561,196
Teradyne, Inc.	841	97,825
Texas Instruments, Inc.	17,833	3,146,098
Universal Display Corp.	854	134,915
Wolfspeed, Inc. *	4,048	109,417
		26,711,380

Software & Services 2.8%
Akamai Technologies, Inc. *	4,969	501,521
Amdocs Ltd.	3,817	320,590
ANSYS, Inc. *	509	165,364
AppLovin Corp., Class A *	4,950	349,321
Aspen Technology, Inc. *	905	178,167
Bentley Systems, Inc., Class B	475	24,952
Bill Holdings, Inc. *	3,415	212,959
See financial notes
Schwab Equity Index Funds | Semiannual Report

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
CCC Intelligent Solutions Holdings, Inc. *	11,184	125,484
Cognizant Technology Solutions Corp., Class A	16,668	1,094,754
Dolby Laboratories, Inc., Class A	1,956	151,903
Dropbox, Inc., Class A *	949	21,979
DXC Technology Co. *	6,391	124,561
Gen Digital, Inc.	15,480	311,767
GoDaddy, Inc., Class A *	1,843	225,546
Guidewire Software, Inc. *	2,710	299,184
HashiCorp, Inc., Class A *	1,027	33,336
Informatica, Inc., Class A *	1,372	42,491
International Business Machines Corp.	30,153	5,011,429
Kyndryl Holdings, Inc. *	7,468	146,821
nCino, Inc. *	2,094	61,061
NCR Voyix Corp. *	4,305	52,736
Nutanix, Inc., Class A *	6,125	371,787
Okta, Inc. *	4,759	442,492
Oracle Corp.	30,156	3,430,245
PTC, Inc. *	1,806	320,457
Roper Technologies, Inc.	3,507	1,793,690
Salesforce, Inc.	7,640	2,054,702
SentinelOne, Inc., Class A *	6,850	144,741
Twilio, Inc., Class A *	4,659	278,981
Tyler Technologies, Inc. *	336	155,081
UiPath, Inc., Class A *	2,908	55,165
Unity Software, Inc. *	5,863	142,295
VeriSign, Inc. *	2,793	473,358
Zoom Video Communications, Inc., Class A *	8,539	521,733
		19,640,653

Technology Hardware & Equipment 2.3%
Amphenol Corp., Class A	9,627	1,162,653
Arrow Electronics, Inc. *	1,773	226,359
Avnet, Inc.	3,003	146,757
CDW Corp.	260	62,884
Ciena Corp. *	4,782	221,072
Cisco Systems, Inc.	134,567	6,321,958
Cognex Corp.	5,717	237,484
Coherent Corp. *	4,292	234,472
Corning, Inc.	25,212	841,577
Crane NXT Co.	1,619	98,451
F5, Inc. *	1,966	324,999
Hewlett Packard Enterprise Co.	43,013	731,221
HP, Inc.	22,823	641,098
IPG Photonics Corp. *	974	81,796
Jabil, Inc.	1,547	181,556
Juniper Networks, Inc.	10,526	366,515
Keysight Technologies, Inc. *	4,306	637,030
Littelfuse, Inc.	809	186,588
Lumentum Holdings, Inc. *	2,185	95,616
Motorola Solutions, Inc.	437	148,209
NetApp, Inc.	4,096	418,652
Pure Storage, Inc., Class A *	2,086	105,134
TD SYNNEX Corp.	2,248	264,904
Teledyne Technologies, Inc. *	1,546	589,768
Trimble, Inc. *	8,188	491,853
Ubiquiti, Inc.	21	2,259
Viasat, Inc. *	3,939	62,669
Vontier Corp.	3,414	138,711
Western Digital Corp. *	10,749	761,352
Zebra Technologies Corp., Class A *	1,393	438,182
		16,221,779

SECURITY	NUMBER OF SHARES	VALUE ($)
Telecommunication Services 1.8%
AT&T, Inc.	237,582	4,012,760
Frontier Communications Parent, Inc. *	8,047	186,208
GCI Liberty, Inc. *(c)	2,247	0
Iridium Communications, Inc.	260	8,005
T-Mobile U.S., Inc.	16,240	2,666,121
Verizon Communications, Inc.	139,653	5,514,897
		12,387,991

Transportation 2.3%
Alaska Air Group, Inc. *	4,119	177,199
American Airlines Group, Inc. *	13,631	184,155
Avis Budget Group, Inc.	390	37,225
CH Robinson Worldwide, Inc.	843	59,853
CSX Corp.	58,206	1,933,603
Delta Air Lines, Inc.	20,176	1,010,212
Expeditors International of Washington, Inc.	4,161	463,161
FedEx Corp.	7,694	2,014,135
GXO Logistics, Inc. *	3,899	193,624
Hertz Global Holdings, Inc. *	4,382	19,938
JB Hunt Transport Services, Inc.	2,189	355,866
Kirby Corp. *	1,935	211,167
Knight-Swift Transportation Holdings, Inc.	5,139	237,576
Landstar System, Inc.	246	42,905
Norfolk Southern Corp.	7,538	1,736,152
Old Dominion Freight Line, Inc.	459	83,405
Ryder System, Inc.	1,442	175,708
Saia, Inc. *	787	312,305
Schneider National, Inc., Class B	1,842	38,093
Southwest Airlines Co.	19,735	511,926
U-Haul Holding Co. *	143	9,042
U-Haul Holding Co. - Non Voting	2,068	126,810
Union Pacific Corp.	11,570	2,743,941
United Airlines Holdings, Inc. *	10,850	558,341
United Parcel Service, Inc., Class B	17,375	2,562,465
XPO, Inc. *	3,762	404,265
		16,203,072

Utilities 4.9%
AES Corp.	8,623	154,352
Alliant Energy Corp.	8,433	419,963
Ameren Corp.	8,690	641,930
American Electric Power Co., Inc.	17,469	1,502,858
American Water Works Co., Inc.	6,460	790,187
Atmos Energy Corp.	5,000	589,500
Avangrid, Inc.	2,395	87,489
Brookfield Renewable Corp., Class A	4,465	103,767
CenterPoint Energy, Inc.	20,950	610,483
Clearway Energy, Inc., Class C	3,737	87,371
CMS Energy Corp.	9,656	585,250
Consolidated Edison, Inc.	11,492	1,084,845
Constellation Energy Corp.	10,670	1,983,980
Dominion Energy, Inc.	27,738	1,414,083
DTE Energy Co.	6,833	753,817
Duke Energy Corp.	25,578	2,513,294
Edison International	12,536	890,808
Entergy Corp.	7,019	748,717
Essential Utilities, Inc.	8,293	303,358
Evergy, Inc.	7,396	387,920
Eversource Energy	11,564	701,010
Exelon Corp.	33,005	1,240,328
FirstEnergy Corp.	18,066	692,650
Hawaiian Electric Industries, Inc.	3,784	37,272
IDACORP, Inc.	1,661	157,430
See financial notes

Schwab Equity Index Funds | Semiannual Report

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
National Fuel Gas Co.	2,918	154,946
NextEra Energy, Inc.	68,118	4,561,863
NiSource, Inc.	13,640	380,010
NRG Energy, Inc.	7,447	541,174
OGE Energy Corp.	6,590	228,344
PG&E Corp.	67,657	1,157,611
Pinnacle West Capital Corp.	3,737	275,230
PPL Corp.	24,492	672,550
Public Service Enterprise Group, Inc.	16,519	1,141,133
Sempra	20,902	1,497,210
Southern Co.	36,159	2,657,687
UGI Corp.	6,859	175,316
Vistra Corp.	8,316	630,685
WEC Energy Group, Inc.	10,470	865,241
Xcel Energy, Inc.	18,251	980,626
		34,402,288
Total Common Stocks (Cost $519,316,714)		693,220,203

INVESTMENT COMPANIES 0.1% OF NET ASSETS

Equity Funds 0.1%
iShares Russell 1000 Value ETF	6,000	1,029,000
Total Investment Companies (Cost $920,996)		1,029,000

SHORT-TERM INVESTMENTS 0.4% OF NET ASSETS

Money Market Funds 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.25% (d)	1,960,090	1,960,090
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.25% (d)(e)	624,092	624,092
		2,584,182
Total Short-Term Investments (Cost $2,584,182)		2,584,182
Total Investments in Securities (Cost $522,821,892)		696,833,385

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED DEPRECIATION ($)
FUTURES CONTRACTS
Long
S&P 500 Index, e-mini, expires 06/21/24	11	2,786,850	(38,433)

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $577,988.
(b)	Issuer is affiliated with the fund’s investment adviser.
(c)	Fair valued using significant unobservable inputs (see financial note 2(a), Securities for which no quoted value is available, for additional information).
(d)	The rate shown is the annualized 7-day yield.
(e)	Security purchased with cash collateral received for securities on loan.

ADR —	American Depositary Receipt
ETF —	Exchange-Traded Fund
REIT —	Real Estate Investment Trust
Below is a summary of the fund’s transactions with affiliated issuers during the period ended April 30, 2024:
SECURITY	VALUE AT 10/31/23	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 4/30/24	BALANCE OF SHARES HELD AT 4/30/24	DIVIDENDS RECEIVED
COMMON STOCKS 0.5% OF NET ASSETS

Financial Services 0.5%
Charles Schwab Corp.	$2,523,420	$294,729	($226,533 )	($19,108 )	$1,054,961	$3,627,469	49,053	$23,792
See financial notes
Schwab Equity Index Funds | Semiannual Report

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2024 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$680,832,212	$—	$—	$680,832,212
Telecommunication Services	12,387,991	—	0 *	12,387,991
Investment Companies[1]	1,029,000	—	—	1,029,000
Short-Term Investments[1]	2,584,182	—	—	2,584,182
Liabilities
Futures Contracts[2]	(38,433)	—	—	(38,433)
Total	$696,794,952	$—	$0	$696,794,952

*	Level 3 amount shown includes securities determined to have no value at April 30, 2024.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
See financial notes

Schwab Equity Index Funds | Semiannual Report

Schwab U.S. Large-Cap Value Index Fund
Statement of Assets and Liabilities

As of April 30, 2024; unaudited
Assets
Investments in securities, at value - affiliated issuers (cost $2,356,685)		$3,627,469
Investments in securities, at value - unaffiliated issuers (cost $520,465,207) including securities on loan of $577,988		693,205,916
Deposit with broker for futures contracts		177,000
Receivables:
Fund shares sold		1,041,417
Dividends		618,108
Income from securities on loan	+	2,465
Total assets		698,672,375

Liabilities
Collateral held for securities on loan		624,092
Payables:
Fund shares redeemed		321,622
Variation margin on futures contracts		40,016
Investment adviser fees	+	20,176
Total liabilities		1,005,906
Net assets		$697,666,469

Net Assets by Source
Capital received from investors		$565,894,030
Total distributable earnings	+	131,772,439
Net assets		$697,666,469

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$697,666,469		13,010,287		$53.62

See financial notes
Schwab Equity Index Funds | Semiannual Report

Schwab U.S. Large-Cap Value Index Fund
Statement of Operations

For the period November 1, 2023 through April 30, 2024; unaudited
Investment Income
Dividends received from securities - unaffiliated issuers (net of foreign withholding tax of $900)		$7,765,844
Dividends received from securities - affiliated issuers		23,792
Other interest		4,680
Securities on loan, net	+	22,839
Total investment income		7,817,155

Expenses
Investment adviser fees		114,452
Total expenses	–	114,452
Net investment income		7,702,703

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - affiliated issuers		(19,108)
Net realized losses on sales of securities - unaffiliated issuers		(4,295,544)
Net realized gains on futures contracts	+	500,970
Net realized losses		(3,813,682)
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers		1,054,961
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers		100,110,302
Net change in unrealized appreciation (depreciation) on futures contracts	+	(38,226)
Net change in unrealized appreciation (depreciation)	+	101,127,037
Net realized and unrealized gains		97,313,355
Increase in net assets resulting from operations		$105,016,058
See financial notes

Schwab Equity Index Funds | Semiannual Report

Schwab U.S. Large-Cap Value Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	11/1/23-4/30/24		11/1/22-10/31/23
Net investment income		$7,702,703	$14,590,528
Net realized gains (losses)		(3,813,682)	603,093
Net change in unrealized appreciation (depreciation)	+	101,127,037	(11,298,959)
Increase in net assets resulting from operations		$105,016,058	$3,894,662

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($16,362,330 )	($14,210,885 )

TRANSACTIONS IN FUND SHARES
	11/1/23-4/30/24			11/1/22-10/31/23
		SHARES	VALUE	SHARES	VALUE
Shares sold		2,295,843	$119,919,742	5,801,820	$283,185,301
Shares reinvested		261,070	12,821,154	239,623	11,415,609
Shares redeemed	+	(2,290,648)	(116,381,084)	(6,931,984)	(339,427,728)
Net transactions in fund shares		266,265	$16,359,812	(890,541)	($44,826,818 )

SHARES OUTSTANDING AND NET ASSETS
	11/1/23-4/30/24			11/1/22-10/31/23
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		12,744,022	$592,652,929	13,634,563	$647,795,970
Total increase (decrease)	+	266,265	105,013,540	(890,541)	(55,143,041)
End of period		13,010,287	$697,666,469	12,744,022	$592,652,929
See financial notes
Schwab Equity Index Funds | Semiannual Report

Schwab U.S. Mid-Cap Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	11/1/23– 4/30/24*	11/1/22– 10/31/23	11/1/21– 10/31/22	11/1/20– 10/31/21	11/1/19– 10/31/20	11/1/18– 10/31/19
Per-Share Data
Net asset value at beginning of period	$50.52	$51.84	$64.44	$44.98	$44.29	$39.55
Income (loss) from investment operations:
Net investment income (loss)[1]	0.51	0.89	0.79	0.69	0.72	0.70
Net realized and unrealized gains (losses)	10.52	(1.40)	(11.54)	19.54	1.09	4.54
Total from investment operations	11.03	(0.51)	(10.75)	20.23	1.81	5.24
Less distributions:
Distributions from net investment income	(0.88)	(0.77)	(0.63)	(0.77)	(0.64)	(0.42)
Distributions from net realized gains	—	(0.04)	(1.22)	—	(0.48)	(0.08)
Total distributions	(0.88)	(0.81)	(1.85)	(0.77)	(1.12)	(0.50)
Net asset value at end of period	$60.67	$50.52	$51.84	$64.44	$44.98	$44.29
Total return	21.98%[2]	(1.03%)	(17.15%)	45.35%	4.04%	13.61%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.04%[3]	0.04%	0.04%[4]	0.04%	0.04%	0.04%[5]
Net investment income (loss)	1.73%[3]	1.66%	1.41%	1.19%	1.69%	1.67%
Portfolio turnover rate	3%[2]	8%[6]	11%[6]	14%	29%	21%
Net assets, end of period (x 1,000,000)	$1,389	$1,063	$903	$891	$483	$357

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Not annualized.
[3]	Annualized.
[4]	Ratio includes less than 0.005% of non-routine proxy expenses.
[5]	Effective December 20, 2018, the annual operating expense ratio was reduced to 0.04%. The ratio presented for period ended October 31, 2019, is a blended ratio.
[6]	Portfolio turnover rate excludes in-kind transactions.
See financial notes

Schwab Equity Index Funds | Semiannual Report

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.6% OF NET ASSETS

Automobiles & Components 0.6%
Aptiv PLC *	34,620	2,458,020
BorgWarner, Inc.	29,917	980,380
Gentex Corp.	30,043	1,030,475
Harley-Davidson, Inc.	16,101	553,713
Lear Corp.	7,432	935,466
Lucid Group, Inc. *(a)	95,641	243,884
Phinia, Inc.	5,916	230,724
QuantumScape Corp., Class A *	42,963	232,859
Rivian Automotive, Inc., Class A *	86,114	766,415
Thor Industries, Inc.	6,523	648,517
		8,080,453

Banks 2.4%
Bank OZK	13,562	605,543
BOK Financial Corp.	3,547	314,725
Citizens Financial Group, Inc.	59,482	2,028,931
Columbia Banking System, Inc.	26,472	497,938
Comerica, Inc.	16,890	847,371
Commerce Bancshares, Inc.	15,406	842,400
Cullen/Frost Bankers, Inc.	7,537	786,411
East West Bancorp, Inc.	17,976	1,339,032
Fifth Third Bancorp	86,812	3,165,166
First Citizens BancShares, Inc., Class A	1,388	2,341,223
First Hawaiian, Inc.	16,193	341,511
First Horizon Corp.	71,259	1,063,184
FNB Corp.	45,522	607,264
Huntington Bancshares, Inc.	183,943	2,477,712
KeyCorp	119,139	1,726,324
M&T Bank Corp.	21,154	3,054,426
New York Community Bancorp, Inc.	90,791	240,596
NU Holdings Ltd., Class A *	298,978	3,246,901
Pinnacle Financial Partners, Inc.	9,579	734,709
Popular, Inc.	8,959	761,426
Prosperity Bancshares, Inc.	11,090	687,247
Regions Financial Corp.	118,181	2,277,348
Synovus Financial Corp.	18,412	658,966
TFS Financial Corp.	6,437	77,308
Webster Financial Corp.	21,924	960,929
Western Alliance Bancorp	13,765	782,265
Wintrust Financial Corp.	7,745	748,477
Zions Bancorp NA	18,526	755,490
		33,970,823

Capital Goods 13.8%
A O Smith Corp.	15,498	1,283,854
Acuity Brands, Inc.	3,955	982,026
Advanced Drainage Systems, Inc.	8,570	1,345,490
AECOM	17,364	1,603,739
AGCO Corp.	8,029	916,832
Air Lease Corp., Class A	13,172	661,761
Allegion PLC	11,233	1,365,483
Allison Transmission Holdings, Inc.	11,367	836,043
SECURITY	NUMBER OF SHARES	VALUE ($)
AMETEK, Inc.	29,420	5,138,497
Armstrong World Industries, Inc.	5,582	641,260
Axon Enterprise, Inc. *	9,001	2,823,254
AZEK Co., Inc., Class A *	18,286	834,573
Builders FirstSource, Inc. *	15,513	2,836,087
BWX Technologies, Inc.	11,699	1,120,413
Carlisle Cos., Inc.	6,188	2,402,491
Carrier Global Corp.	106,576	6,553,358
ChargePoint Holdings, Inc. *(a)	43,622	58,017
CNH Industrial NV *	125,102	1,426,163
Core & Main, Inc., Class A *	22,222	1,254,876
Crane Co.	6,109	855,321
Cummins, Inc.	17,423	4,921,823
Curtiss-Wright Corp.	4,885	1,237,957
Donaldson Co., Inc.	15,515	1,120,183
Dover Corp.	17,840	3,198,712
EMCOR Group, Inc.	5,931	2,118,375
Esab Corp.	7,184	760,642
Fastenal Co.	73,037	4,962,134
Ferguson PLC	26,121	5,482,798
Flowserve Corp.	16,654	785,403
Fortive Corp.	45,232	3,404,613
Fortune Brands Innovations, Inc.	16,193	1,183,708
Gates Industrial Corp. PLC *	21,022	370,408
Generac Holdings, Inc. *	7,674	1,043,357
Graco, Inc.	21,366	1,713,553
Hayward Holdings, Inc. *	16,802	228,171
HEICO Corp.	14,152	2,935,125
Hexcel Corp.	10,731	689,038
Howmet Aerospace, Inc.	48,505	3,237,709
Hubbell, Inc., Class B	6,850	2,538,062
Huntington Ingalls Industries, Inc.	5,017	1,389,358
IDEX Corp.	9,668	2,131,407
Ingersoll Rand, Inc.	51,767	4,830,896
ITT, Inc.	10,576	1,367,900
Lennox International, Inc.	4,087	1,893,998
Lincoln Electric Holdings, Inc.	7,139	1,567,225
Masco Corp.	28,752	1,968,074
MasTec, Inc. *	7,915	701,981
MDU Resources Group, Inc.	25,727	635,457
Mercury Systems, Inc. *	6,833	192,691
Middleby Corp. *	6,823	948,192
MSC Industrial Direct Co., Inc., Class A	5,888	537,221
Nordson Corp.	7,313	1,888,143
nVent Electric PLC	21,041	1,516,425
Oshkosh Corp.	8,360	938,577
Otis Worldwide Corp.	52,880	4,822,656
Owens Corning	11,323	1,904,642
PACCAR, Inc.	65,587	6,959,437
Parker-Hannifin Corp.	16,348	8,908,189
Pentair PLC	20,983	1,659,545
Plug Power, Inc. *(a)	66,485	153,580
Quanta Services, Inc.	18,385	4,753,626
RBC Bearings, Inc. *	3,600	880,380
Regal Rexnord Corp.	8,466	1,366,158
Rockwell Automation, Inc.	14,698	3,982,570
Sensata Technologies Holding PLC	19,207	735,820
SiteOne Landscape Supply, Inc. *	5,703	894,744
See financial notes
Schwab Equity Index Funds | Semiannual Report

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Snap-on, Inc.	6,655	1,783,274
Spirit AeroSystems Holdings, Inc., Class A *	14,664	469,248
Stanley Black & Decker, Inc.	19,579	1,789,521
Sunrun, Inc. *	27,411	282,059
Textron, Inc.	25,025	2,116,865
Timken Co.	7,785	694,578
Toro Co.	13,335	1,168,013
Trane Technologies PLC	29,129	9,243,797
TransDigm Group, Inc.	6,777	8,457,899
Trex Co., Inc. *	13,907	1,231,465
United Rentals, Inc.	8,654	5,780,785
Valmont Industries, Inc.	2,641	540,877
Vertiv Holdings Co., Class A	43,887	4,081,491
Watsco, Inc.	4,301	1,925,644
WESCO International, Inc.	5,634	860,593
Westinghouse Air Brake Technologies Corp.	22,803	3,673,107
WillScot Mobile Mini Holdings Corp. *	23,903	883,455
Woodward, Inc.	7,666	1,244,652
WW Grainger, Inc.	5,649	5,204,706
Xylem, Inc.	30,330	3,964,131
		191,796,361

Commercial & Professional Services 4.5%
Booz Allen Hamilton Holding Corp., Class A	16,391	2,420,459
Broadridge Financial Solutions, Inc.	14,989	2,899,023
CACI International, Inc., Class A *	2,826	1,136,702
Cintas Corp.	11,083	7,296,382
Clarivate PLC *	59,570	402,693
Clean Harbors, Inc. *	6,481	1,227,825
Concentrix Corp.	5,591	305,660
Copart, Inc. *	109,751	5,960,577
Dayforce, Inc. *	19,145	1,174,929
Driven Brands Holdings, Inc. *	7,549	108,177
Dun & Bradstreet Holdings, Inc.	34,754	316,261
Equifax, Inc.	15,585	3,431,661
FTI Consulting, Inc. *	4,237	905,998
Genpact Ltd.	22,538	692,818
Jacobs Solutions, Inc.	16,089	2,309,254
KBR, Inc.	17,151	1,113,786
Leidos Holdings, Inc.	17,455	2,447,540
ManpowerGroup, Inc.	6,178	466,130
MSA Safety, Inc.	4,692	846,437
Paychex, Inc.	41,219	4,897,229
Paycom Software, Inc.	6,617	1,243,864
Paycor HCM, Inc. *	8,334	144,762
Paylocity Holding Corp. *	5,348	829,796
RB Global, Inc.	23,229	1,662,732
Republic Services, Inc., Class A	26,420	5,064,714
Robert Half, Inc.	13,152	909,329
Rollins, Inc.	32,667	1,455,642
Science Applications International Corp.	6,598	849,163
SS&C Technologies Holdings, Inc.	27,793	1,720,109
Stericycle, Inc. *	11,725	524,459
Tetra Tech, Inc.	6,785	1,321,175
TransUnion	24,694	1,802,662
Verisk Analytics, Inc., Class A	18,251	3,977,988
Vestis Corp.	14,913	274,697
		62,140,633

Consumer Discretionary Distribution & Retail 3.3%
Advance Auto Parts, Inc.	7,560	551,729
AutoNation, Inc. *	3,618	583,041
Bath & Body Works, Inc.	28,946	1,314,727
SECURITY	NUMBER OF SHARES	VALUE ($)
Best Buy Co., Inc.	24,612	1,812,428
Burlington Stores, Inc. *	8,267	1,487,564
CarMax, Inc. *	20,218	1,374,217
Coupang, Inc., Class A *	140,126	3,152,835
Dick's Sporting Goods, Inc.	7,210	1,448,777
eBay, Inc.	66,375	3,420,967
Etsy, Inc. *	15,278	1,049,140
Five Below, Inc. *	7,025	1,028,038
Floor & Decor Holdings, Inc., Class A *	13,317	1,469,265
GameStop Corp., Class A *(a)	34,517	382,793
Gap, Inc.	24,746	507,788
Genuine Parts Co.	17,939	2,820,190
Kohl's Corp.	14,152	338,799
Lithia Motors, Inc., Class A	3,473	883,462
LKQ Corp.	34,091	1,470,345
Macy's, Inc.	34,451	634,932
Murphy USA, Inc.	2,495	1,032,481
Nordstrom, Inc.	14,599	277,527
Ollie's Bargain Outlet Holdings, Inc. *	7,848	574,003
Penske Automotive Group, Inc.	2,494	381,357
Petco Health & Wellness Co., Inc., Class A *	9,048	13,572
Pool Corp.	4,858	1,761,171
RH *	1,984	490,147
Ross Stores, Inc.	42,283	5,477,763
Tractor Supply Co.	13,821	3,774,239
Ulta Beauty, Inc. *	6,202	2,510,818
Valvoline, Inc. *	16,521	702,473
Victoria's Secret & Co. *	9,726	171,372
Wayfair, Inc., Class A *	10,706	536,906
Williams-Sonoma, Inc.	8,149	2,336,970
		45,771,836

Consumer Durables & Apparel 2.8%
Birkenstock Holding PLC *(a)	3,259	145,905
Brunswick Corp.	8,718	703,020
Capri Holdings Ltd. *	14,393	510,664
Carter's, Inc.	4,577	313,113
Columbia Sportswear Co.	4,414	351,487
Crocs, Inc. *	7,621	947,824
Deckers Outdoor Corp. *	3,271	2,677,215
DR Horton, Inc.	38,724	5,517,783
Garmin Ltd.	19,650	2,838,835
Hasbro, Inc.	16,749	1,026,714
Leggett & Platt, Inc.	17,044	307,985
Lennar Corp., Class A	32,521	4,930,834
Mattel, Inc. *	44,824	821,176
Mohawk Industries, Inc. *	6,734	776,565
Newell Brands, Inc.	48,879	388,099
NVR, Inc. *	372	2,767,252
Peloton Interactive, Inc., Class A *	42,236	131,354
Polaris, Inc.	6,864	584,538
PulteGroup, Inc.	27,397	3,052,574
PVH Corp.	7,551	821,549
Ralph Lauren Corp., Class A	5,048	826,055
Skechers USA, Inc., Class A *	17,066	1,127,209
Tapestry, Inc.	29,345	1,171,452
Tempur Sealy International, Inc.	21,387	1,070,633
Toll Brothers, Inc.	13,279	1,581,662
TopBuild Corp. *	4,052	1,639,723
Under Armour, Inc., Class A *	48,931	329,306
VF Corp.	44,516	554,669
Whirlpool Corp.	6,813	646,281
YETI Holdings, Inc. *	11,031	394,027
		38,955,503

See financial notes

Schwab Equity Index Funds | Semiannual Report

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Consumer Services 3.7%
ADT, Inc.	32,493	211,205
Aramark	33,345	1,050,701
Boyd Gaming Corp.	8,994	481,269
Bright Horizons Family Solutions, Inc. *	7,312	758,328
Caesars Entertainment, Inc. *	26,387	945,182
Carnival Corp. *	127,104	1,883,681
Cava Group, Inc. *	6,125	440,633
Choice Hotels International, Inc.	3,757	444,303
Churchill Downs, Inc.	9,110	1,175,190
Darden Restaurants, Inc.	15,244	2,338,582
Domino's Pizza, Inc.	4,466	2,363,720
DoorDash, Inc., Class A *	39,656	5,125,935
DraftKings, Inc., Class A *	53,457	2,221,673
Expedia Group, Inc. *	17,006	2,289,518
Grand Canyon Education, Inc. *	3,788	492,516
H&R Block, Inc.	18,426	870,260
Hilton Worldwide Holdings, Inc.	31,869	6,287,116
Hyatt Hotels Corp., Class A	5,518	821,023
Marriott Vacations Worldwide Corp.	4,456	428,266
MGM Resorts International *	35,164	1,386,868
Mister Car Wash, Inc. *	9,655	64,592
Norwegian Cruise Line Holdings Ltd. *	54,199	1,025,445
Penn Entertainment, Inc. *	19,052	315,120
Planet Fitness, Inc., Class A *	10,854	649,503
Royal Caribbean Cruises Ltd. *	29,933	4,179,545
Service Corp. International	18,375	1,317,671
Texas Roadhouse, Inc., Class A	8,558	1,375,955
Travel & Leisure Co.	9,023	392,861
Vail Resorts, Inc.	4,847	917,876
Wendy's Co.	21,611	432,004
Wingstop, Inc.	3,762	1,447,580
Wyndham Hotels & Resorts, Inc.	10,343	760,314
Wynn Resorts Ltd.	13,301	1,219,037
Yum! Brands, Inc.	35,865	5,065,931
		51,179,403

Consumer Staples Distribution & Retail 1.2%
Albertsons Cos., Inc., Class A	53,047	1,082,159
BJ's Wholesale Club Holdings, Inc. *	17,031	1,271,875
Casey's General Stores, Inc.	4,765	1,522,799
Dollar Tree, Inc. *	26,270	3,106,427
Grocery Outlet Holding Corp. *	12,212	317,146
Kroger Co.	83,467	4,622,402
Maplebear, Inc. *	2,675	91,298
Performance Food Group Co. *	19,614	1,331,398
U.S. Foods Holding Corp. *	28,993	1,456,898
Walgreens Boots Alliance, Inc.	91,661	1,625,150
		16,427,552

Energy 5.2%
Antero Midstream Corp.	43,170	597,473
Antero Resources Corp. *	36,216	1,231,706
APA Corp.	46,585	1,464,632
Baker Hughes Co., Class A	127,746	4,167,075
Cheniere Energy, Inc.	30,653	4,837,656
Chesapeake Energy Corp.	15,837	1,423,430
Coterra Energy, Inc.	95,471	2,612,087
Devon Energy Corp.	81,986	4,196,044
Diamondback Energy, Inc.	22,816	4,588,982
DT Midstream, Inc.	12,355	768,481
EQT Corp.	46,098	1,848,069
Halliburton Co.	114,917	4,305,940
Hess Corp.	35,550	5,598,770
HF Sinclair Corp.	20,484	1,111,257
SECURITY	NUMBER OF SHARES	VALUE ($)
Marathon Oil Corp.	74,680	2,005,158
New Fortress Energy, Inc.	8,229	215,600
NOV, Inc.	49,954	923,649
ONEOK, Inc.	74,419	5,888,031
Ovintiv, Inc.	32,823	1,684,476
Phillips 66	56,273	8,058,856
Range Resources Corp.	29,998	1,077,228
Southwestern Energy Co. *	139,690	1,046,278
Targa Resources Corp.	28,270	3,224,476
TechnipFMC PLC	55,391	1,419,117
Texas Pacific Land Corp.	2,368	1,364,678
Williams Cos., Inc.	155,796	5,976,335
		71,635,484

Equity Real Estate Investment Trusts (REITs) 6.6%
Agree Realty Corp.	12,621	722,174
Alexandria Real Estate Equities, Inc.	22,184	2,570,460
American Homes 4 Rent, Class A	42,602	1,525,152
Americold Realty Trust, Inc.	36,097	793,051
Apartment Income REIT Corp.	18,677	716,823
AvalonBay Communities, Inc.	18,127	3,436,335
Boston Properties, Inc.	20,090	1,243,370
Brixmor Property Group, Inc.	38,118	842,408
Camden Property Trust	13,286	1,324,348
Cousins Properties, Inc.	19,267	441,985
CubeSmart	28,656	1,158,849
Digital Realty Trust, Inc.	38,638	5,362,182
EastGroup Properties, Inc.	5,826	905,127
EPR Properties	9,494	385,361
Equity LifeStyle Properties, Inc.	22,743	1,371,175
Equity Residential	47,708	3,072,395
Essex Property Trust, Inc.	8,164	2,010,385
Extra Space Storage, Inc.	26,749	3,591,856
Federal Realty Investment Trust	10,364	1,079,618
First Industrial Realty Trust, Inc.	16,807	763,374
Gaming & Leisure Properties, Inc.	32,746	1,399,237
Healthcare Realty Trust, Inc., Class A	48,369	688,291
Healthpeak Properties, Inc.	90,328	1,681,004
Highwoods Properties, Inc.	13,371	350,320
Host Hotels & Resorts, Inc.	89,405	1,687,072
Invitation Homes, Inc.	78,168	2,673,346
Iron Mountain, Inc.	37,035	2,870,953
Kilroy Realty Corp.	14,899	503,586
Kimco Realty Corp.	83,946	1,563,914
Lamar Advertising Co., Class A	11,128	1,289,179
Medical Properties Trust, Inc. (a)	75,815	348,749
Mid-America Apartment Communities, Inc.	14,848	1,930,240
National Storage Affiliates Trust	9,591	336,069
NET Lease Office Properties	1,979	45,240
NNN REIT, Inc.	23,102	936,324
Omega Healthcare Investors, Inc.	31,394	954,692
Park Hotels & Resorts, Inc.	26,466	426,897
Rayonier, Inc.	18,691	554,375
Realty Income Corp.	106,395	5,696,388
Regency Centers Corp.	23,132	1,369,877
Rexford Industrial Realty, Inc.	26,967	1,154,457
SBA Communications Corp., Class A	13,735	2,556,358
Simon Property Group, Inc.	41,507	5,832,979
STAG Industrial, Inc.	23,144	795,922
Sun Communities, Inc.	15,715	1,749,394
UDR, Inc.	41,976	1,598,446
Ventas, Inc.	51,097	2,262,575
VICI Properties, Inc., Class A	132,282	3,776,651
Vornado Realty Trust	22,506	585,831
Welltower, Inc.	70,890	6,754,399
Weyerhaeuser Co.	93,674	2,826,145
See financial notes
Schwab Equity Index Funds | Semiannual Report

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
WP Carey, Inc.	27,733	1,520,878
		92,036,216

Financial Services 8.5%
Affiliated Managers Group, Inc.	4,251	663,581
Affirm Holdings, Inc. *	28,880	920,694
AGNC Investment Corp.	88,158	806,646
Ally Financial, Inc.	34,635	1,328,252
Ameriprise Financial, Inc.	12,815	5,277,089
Annaly Capital Management, Inc.	64,035	1,200,016
Apollo Global Management, Inc.	66,735	7,232,739
ARES Management Corp., Class A	21,371	2,844,266
Bank of New York Mellon Corp.	97,265	5,494,500
Block, Inc. *	70,548	5,150,004
Blue Owl Capital, Inc., Class A	58,382	1,102,836
Carlyle Group, Inc.	27,016	1,210,317
Cboe Global Markets, Inc.	13,450	2,436,467
Coinbase Global, Inc., Class A *	21,906	4,467,291
Corebridge Financial, Inc. (a)	28,835	765,858
Corpay, Inc. *	8,989	2,715,936
Credit Acceptance Corp. *	806	414,058
Discover Financial Services	31,909	4,043,828
Equitable Holdings, Inc.	43,107	1,591,079
Euronet Worldwide, Inc. *	5,567	571,620
Evercore, Inc., Class A	4,516	819,654
FactSet Research Systems, Inc.	4,908	2,046,096
Fidelity National Information Services, Inc.	75,727	5,143,378
Franklin Resources, Inc.	38,426	877,650
Global Payments, Inc.	32,983	4,049,323
Houlihan Lokey, Inc., Class A	6,442	821,291
Interactive Brokers Group, Inc., Class A	13,258	1,526,261
Invesco Ltd.	46,247	655,320
Jack Henry & Associates, Inc.	9,306	1,513,993
Janus Henderson Group PLC	17,044	532,114
Jefferies Financial Group, Inc.	23,225	1,000,069
KKR & Co., Inc.	84,870	7,898,851
Lazard, Inc.	13,935	536,498
LPL Financial Holdings, Inc.	9,637	2,593,606
MarketAxess Holdings, Inc.	4,753	951,028
MGIC Investment Corp.	35,064	711,098
Morningstar, Inc.	3,298	932,180
MSCI, Inc., Class A	9,823	4,575,455
Nasdaq, Inc.	47,135	2,821,030
NCR Atleos Corp. *	8,357	166,555
Northern Trust Corp.	25,870	2,131,429
OneMain Holdings, Inc.	14,283	744,287
Raymond James Financial, Inc.	24,198	2,952,156
Rithm Capital Corp.	61,345	682,156
Robinhood Markets, Inc., Class A *	80,955	1,334,948
Rocket Cos., Inc., Class A *	15,067	185,023
SEI Investments Co.	12,894	850,359
Shift4 Payments, Inc., Class A *	6,826	394,952
SLM Corp.	27,907	591,349
SoFi Technologies, Inc. *	121,941	826,760
Starwood Property Trust, Inc.	37,520	711,754
State Street Corp.	38,560	2,795,214
Stifel Financial Corp.	12,538	1,002,037
Synchrony Financial	51,804	2,278,340
T Rowe Price Group, Inc.	28,211	3,091,079
Toast, Inc., Class A *	46,991	1,110,397
TPG, Inc.	9,187	395,960
Tradeweb Markets, Inc., Class A	14,684	1,493,510
UWM Holdings Corp.	11,458	72,185
Virtu Financial, Inc., Class A	10,741	233,080
Voya Financial, Inc.	12,423	846,752
Western Union Co.	46,366	623,159
SECURITY	NUMBER OF SHARES	VALUE ($)
WEX, Inc. *	5,478	1,157,282
XP, Inc., Class A	41,458	848,645
		117,761,340

Food, Beverage & Tobacco 1.7%
Boston Beer Co., Inc., Class A *	1,210	336,876
Brown-Forman Corp., Class B	29,705	1,421,384
Bunge Global SA	18,502	1,882,764
Campbell Soup Co.	24,360	1,113,496
Celsius Holdings, Inc. *	18,390	1,310,655
Conagra Brands, Inc.	60,833	1,872,440
Darling Ingredients, Inc. *	20,181	855,069
Flowers Foods, Inc.	23,927	596,739
Freshpet, Inc. *	5,512	584,658
Hormel Foods Corp.	37,068	1,318,138
Ingredion, Inc.	8,299	950,983
J M Smucker Co.	13,140	1,509,129
Kellanova	33,229	1,922,630
Lamb Weston Holdings, Inc.	18,597	1,549,874
McCormick & Co., Inc. - Non Voting Shares	32,139	2,444,492
Molson Coors Beverage Co., Class B	22,374	1,281,135
Pilgrim's Pride Corp. *	5,168	186,151
Post Holdings, Inc. *	6,469	686,684
Seaboard Corp.	29	95,993
Tyson Foods, Inc., Class A	35,533	2,155,077
WK Kellogg Co.	8,323	194,259
		24,268,626

Health Care Equipment & Services 5.0%
Acadia Healthcare Co., Inc. *	11,420	844,395
agilon health, Inc. *	36,699	201,845
Align Technology, Inc. *	9,764	2,757,158
Amedisys, Inc. *	4,106	377,957
Baxter International, Inc.	64,656	2,610,163
Cardinal Health, Inc.	31,548	3,250,706
Cencora, Inc.	21,506	5,141,009
Certara, Inc. *	15,319	262,108
Chemed Corp.	1,882	1,068,976
Cooper Cos., Inc.	24,853	2,213,408
DaVita, Inc. *	6,877	955,972
DENTSPLY SIRONA, Inc.	26,920	807,869
Dexcom, Inc. *	49,474	6,302,493
Doximity, Inc., Class A *	14,360	348,804
Encompass Health Corp.	12,658	1,055,424
Enovis Corp. *	6,718	371,035
Envista Holdings Corp. *	20,848	410,289
Globus Medical, Inc., Class A *	15,090	751,331
Henry Schein, Inc. *	16,694	1,156,560
Hologic, Inc. *	29,581	2,241,352
ICU Medical, Inc. *	2,618	256,355
IDEXX Laboratories, Inc. *	10,534	5,190,734
Inspire Medical Systems, Inc. *	3,711	896,800
Insulet Corp. *	8,871	1,525,280
Integra LifeSciences Holdings Corp. *	8,810	256,988
Laboratory Corp. of America Holdings	10,843	2,183,455
Masimo Corp. *	5,496	738,717
Molina Healthcare, Inc. *	7,388	2,527,435
Novocure Ltd. *	13,221	161,825
Penumbra, Inc. *	4,654	914,371
Premier, Inc., Class A	15,302	319,506
Quest Diagnostics, Inc.	14,321	1,978,876
QuidelOrtho Corp. *	6,806	275,983
R1 RCM, Inc. *	19,684	241,916
ResMed, Inc.	18,570	3,973,794
Shockwave Medical, Inc. *	4,640	1,532,082
See financial notes

Schwab Equity Index Funds | Semiannual Report

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
STERIS PLC	12,685	2,594,844
Tandem Diabetes Care, Inc. *	8,182	300,198
Teladoc Health, Inc. *	20,950	267,112
Teleflex, Inc.	6,018	1,256,257
Tenet Healthcare Corp. *	12,926	1,451,461
Universal Health Services, Inc., Class B	7,540	1,285,042
Veeva Systems, Inc., Class A *	18,523	3,677,927
Zimmer Biomet Holdings, Inc.	26,860	3,230,721
		70,166,533

Household & Personal Products 0.5%
Church & Dwight Co., Inc.	31,243	3,370,807
Clorox Co.	15,816	2,338,712
Coty, Inc., Class A *	47,942	548,457
Olaplex Holdings, Inc. *	16,821	23,381
Reynolds Consumer Products, Inc.	6,938	198,635
Spectrum Brands Holdings, Inc.	3,879	317,574
		6,797,566

Insurance 4.9%
Aflac, Inc.	74,253	6,211,263
Allstate Corp.	33,551	5,705,683
American Financial Group, Inc.	9,168	1,171,212
Arch Capital Group Ltd. *	45,745	4,278,987
Arthur J Gallagher & Co.	27,417	6,434,496
Assurant, Inc.	6,775	1,181,560
Assured Guaranty Ltd.	6,985	535,750
Axis Capital Holdings Ltd.	9,897	606,983
Brighthouse Financial, Inc. *	8,095	390,584
Brown & Brown, Inc.	30,320	2,472,293
Cincinnati Financial Corp.	19,633	2,271,342
CNA Financial Corp.	3,293	144,694
Everest Group Ltd.	5,479	2,007,560
Fidelity National Financial, Inc.	33,179	1,642,360
First American Financial Corp.	12,760	683,553
Globe Life, Inc.	11,113	846,477
Hanover Insurance Group, Inc.	4,519	586,657
Hartford Financial Services Group, Inc.	37,761	3,658,663
Kemper Corp.	7,664	446,888
Kinsale Capital Group, Inc.	2,798	1,016,374
Lincoln National Corp.	21,518	586,796
Loews Corp.	23,406	1,758,961
Markel Group, Inc. *	1,680	2,450,112
Old Republic International Corp.	32,989	985,052
Primerica, Inc.	4,466	946,167
Principal Financial Group, Inc.	30,337	2,400,870
Prudential Financial, Inc.	46,444	5,131,133
Reinsurance Group of America, Inc.	8,505	1,590,350
RenaissanceRe Holdings Ltd.	6,616	1,450,558
RLI Corp.	5,121	723,853
Ryan Specialty Holdings, Inc., Class A	12,267	605,254
Unum Group	24,632	1,248,842
W R Berkley Corp.	25,565	1,967,738
White Mountains Insurance Group Ltd.	315	560,114
Willis Towers Watson PLC	13,227	3,321,829
		68,021,008

Materials 5.6%
Albemarle Corp.	14,975	1,801,642
Alcoa Corp.	22,828	802,176
Amcor PLC	184,284	1,647,499
AptarGroup, Inc.	8,379	1,209,760
Ardagh Metal Packaging SA	19,179	75,757
Ashland, Inc.	6,428	612,781
Avery Dennison Corp.	10,325	2,243,416
SECURITY	NUMBER OF SHARES	VALUE ($)
Axalta Coating Systems Ltd. *	28,400	892,896
Ball Corp.	39,399	2,740,988
Berry Global Group, Inc.	14,890	843,370
Celanese Corp., Class A	12,637	1,941,170
CF Industries Holdings, Inc.	24,615	1,943,847
Chemours Co.	18,928	506,324
Cleveland-Cliffs, Inc. *	63,826	1,078,659
Corteva, Inc.	90,246	4,885,016
Crown Holdings, Inc.	13,597	1,115,906
DuPont de Nemours, Inc.	55,024	3,989,240
Eagle Materials, Inc.	4,371	1,095,853
Eastman Chemical Co.	15,175	1,433,127
Element Solutions, Inc.	28,490	658,974
FMC Corp.	16,024	945,576
Ginkgo Bioworks Holdings, Inc. *(a)	203,868	181,667
Graphic Packaging Holding Co.	39,029	1,008,900
Huntsman Corp.	21,099	503,422
International Flavors & Fragrances, Inc.	32,656	2,764,330
International Paper Co.	42,861	1,497,563
Louisiana-Pacific Corp.	8,182	598,841
LyondellBasell Industries NV, Class A	33,090	3,308,007
Martin Marietta Materials, Inc.	7,896	4,635,505
Mosaic Co.	41,714	1,309,402
MP Materials Corp. *	13,625	218,000
NewMarket Corp.	793	417,848
Nucor Corp.	31,423	5,295,718
Olin Corp.	15,420	806,158
Packaging Corp. of America	11,313	1,956,923
PPG Industries, Inc.	30,024	3,873,096
Reliance, Inc.	7,302	2,079,025
Royal Gold, Inc.	8,406	1,009,813
RPM International, Inc.	16,262	1,738,570
Scotts Miracle-Gro Co.	5,371	368,128
Sealed Air Corp.	18,308	576,336
Silgan Holdings, Inc.	10,274	479,385
Sonoco Products Co.	12,474	699,168
SSR Mining, Inc.	25,877	138,701
Steel Dynamics, Inc.	19,487	2,535,648
U.S. Steel Corp.	28,388	1,036,162
Vulcan Materials Co.	16,944	4,365,283
Westlake Corp.	4,167	614,049
Westrock Co.	32,501	1,558,748
		78,038,373

Media & Entertainment 3.2%
AMC Entertainment Holdings, Inc., Class A *(a)	32,370	94,844
Cable One, Inc.	720	283,572
Electronic Arts, Inc.	34,619	4,390,382
Fox Corp., Class A	47,001	1,457,501
IAC, Inc. *	9,434	448,681
Interpublic Group of Cos., Inc.	49,326	1,501,483
Liberty Broadband Corp., Class C *	16,941	842,476
Liberty Media Corp.-Liberty Formula One, Class C *	27,498	1,924,035
Liberty Media Corp.-Liberty Live, Class C *	8,341	311,286
Liberty Media Corp.-Liberty SiriusXM, Class C *	29,076	699,569
Live Nation Entertainment, Inc. *	20,010	1,779,089
Madison Square Garden Sports Corp. *	2,367	440,073
Match Group, Inc. *	34,768	1,071,550
New York Times Co., Class A	20,726	891,840
News Corp., Class A	64,071	1,524,890
Nexstar Media Group, Inc., Class A	4,112	658,167
Omnicom Group, Inc.	25,232	2,342,539
Paramount Global, Class B	76,191	867,815
See financial notes
Schwab Equity Index Funds | Semiannual Report

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Pinterest, Inc., Class A *	74,850	2,503,732
Playtika Holding Corp.	3,522	25,534
ROBLOX Corp., Class A *	60,106	2,137,369
Roku, Inc. *	16,039	924,809
Sirius XM Holdings, Inc. (a)	82,117	241,424
Spotify Technology SA *	17,930	5,028,289
Take-Two Interactive Software, Inc. *	21,091	3,012,006
TKO Group Holdings, Inc.	7,869	744,958
Trade Desk, Inc., Class A *	56,368	4,670,089
TripAdvisor, Inc. *	13,690	360,458
Warner Bros Discovery, Inc. *	281,825	2,074,232
ZoomInfo Technologies, Inc., Class A *	38,318	607,723
		43,860,415

Pharmaceuticals, Biotechnology & Life Sciences 4.7%
10X Genomics, Inc., Class A *	11,690	342,283
Agilent Technologies, Inc.	37,378	5,122,281
Alnylam Pharmaceuticals, Inc. *	16,032	2,307,806
Apellis Pharmaceuticals, Inc. *	12,869	568,681
Avantor, Inc. *	86,279	2,090,540
Azenta, Inc. *	7,006	367,535
Biogen, Inc. *	18,429	3,958,918
BioMarin Pharmaceutical, Inc. *	23,929	1,932,506
Bio-Rad Laboratories, Inc., Class A *	2,620	706,745
Bio-Techne Corp.	19,929	1,259,712
Bruker Corp.	12,840	1,001,648
Catalent, Inc. *	23,030	1,286,226
Charles River Laboratories International, Inc. *	6,495	1,487,355
Elanco Animal Health, Inc. *	62,401	821,197
Exact Sciences Corp. *	22,859	1,356,682
Exelixis, Inc. *	39,103	917,356
Fortrea Holdings, Inc. *	11,331	414,601
ICON PLC, ADR *	10,422	3,104,505
Illumina, Inc. *	20,224	2,488,563
Incyte Corp. *	23,614	1,229,109
Ionis Pharmaceuticals, Inc. *	18,131	748,085
IQVIA Holdings, Inc. *	23,274	5,394,215
Jazz Pharmaceuticals PLC *	7,774	860,971
Maravai LifeSciences Holdings, Inc., Class A *	13,920	114,144
Medpace Holdings, Inc. *	2,985	1,159,225
Mettler-Toledo International, Inc. *	2,737	3,365,689
Natera, Inc. *	13,934	1,294,190
Neurocrine Biosciences, Inc. *	12,360	1,699,994
Organon & Co.	32,532	605,421
Perrigo Co. PLC	17,178	561,033
QIAGEN NV *	28,316	1,198,616
Repligen Corp. *	7,112	1,167,790
Revvity, Inc.	15,863	1,625,482
Roivant Sciences Ltd. *	46,305	504,725
Royalty Pharma PLC, Class A	47,545	1,316,997
Sarepta Therapeutics, Inc. *	11,446	1,449,750
Sotera Health Co. *	15,718	176,042
Ultragenyx Pharmaceutical, Inc. *	10,010	425,825
United Therapeutics Corp. *	5,779	1,354,193
Viatris, Inc.	152,980	1,769,979
Waters Corp. *	7,489	2,314,401
West Pharmaceutical Services, Inc.	9,465	3,383,548
		65,254,564

Real Estate Management & Development 0.8%
CBRE Group, Inc., Class A *	38,854	3,376,024
CoStar Group, Inc. *	51,708	4,732,833
Howard Hughes Holdings, Inc. *	4,288	279,406
Jones Lang LaSalle, Inc. *	6,073	1,097,391
SECURITY	NUMBER OF SHARES	VALUE ($)
Zillow Group, Inc., Class C *	26,563	1,130,787
		10,616,441

Semiconductors & Semiconductor Equipment 2.8%
Allegro MicroSystems, Inc. *	9,636	286,093
Cirrus Logic, Inc. *	6,856	607,236
Enphase Energy, Inc. *	17,019	1,850,986
Entegris, Inc.	19,094	2,537,975
First Solar, Inc. *	13,610	2,399,443
GLOBALFOUNDRIES, Inc. *	9,988	488,213
Lattice Semiconductor Corp. *	17,444	1,196,658
Marvell Technology, Inc.	109,324	7,205,545
Microchip Technology, Inc.	67,954	6,250,409
MKS Instruments, Inc.	8,509	1,012,401
Monolithic Power Systems, Inc.	5,877	3,933,652
ON Semiconductor Corp. *	55,154	3,869,605
Qorvo, Inc. *	12,527	1,463,655
Skyworks Solutions, Inc.	20,333	2,167,294
Teradyne, Inc.	19,708	2,292,435
Universal Display Corp.	5,994	946,932
Wolfspeed, Inc. *	15,940	430,858
		38,939,390

Software & Services 6.6%
Akamai Technologies, Inc. *	19,099	1,927,662
Amdocs Ltd.	14,740	1,238,013
ANSYS, Inc. *	11,100	3,606,168
AppLovin Corp., Class A *	25,681	1,812,308
Aspen Technology, Inc. *	3,497	688,454
Bentley Systems, Inc., Class B	24,901	1,308,050
Bill Holdings, Inc. *	13,063	814,609
CCC Intelligent Solutions Holdings, Inc. *	43,322	486,073
Cloudflare, Inc., Class A *	37,591	3,285,453
Cognizant Technology Solutions Corp., Class A	64,207	4,217,116
Confluent, Inc., Class A *	24,393	685,931
Crowdstrike Holdings, Inc., Class A *	27,303	7,987,220
Datadog, Inc., Class A *	35,624	4,470,812
DocuSign, Inc., Class A *	25,885	1,465,091
Dolby Laboratories, Inc., Class A	7,438	577,635
DoubleVerify Holdings, Inc. *	17,911	524,792
Dropbox, Inc., Class A *	32,497	752,630
DXC Technology Co. *	24,691	481,228
Dynatrace, Inc. *	33,034	1,496,771
Elastic NV *	10,291	1,051,946
EPAM Systems, Inc. *	7,112	1,673,169
Fair Isaac Corp. *	3,099	3,512,190
Five9, Inc. *	9,209	530,162
Gartner, Inc. *	9,666	3,988,095
Gen Digital, Inc.	70,895	1,427,825
Gitlab, Inc., Class A *	11,576	607,393
Globant SA *	5,289	944,562
GoDaddy, Inc., Class A *	18,007	2,203,697
Guidewire Software, Inc. *	10,448	1,153,459
HashiCorp, Inc., Class A *	12,331	400,264
HubSpot, Inc. *	5,928	3,585,669
Informatica, Inc., Class A *	5,569	172,472
Kyndryl Holdings, Inc. *	28,915	568,469
Manhattan Associates, Inc. *	7,882	1,624,165
MongoDB, Inc., Class A *	8,657	3,161,363
nCino, Inc. *	9,093	265,152
NCR Voyix Corp. *	16,287	199,516
Nutanix, Inc., Class A *	31,065	1,885,645
Okta, Inc. *	19,548	1,817,573
Palantir Technologies, Inc., Class A *	246,275	5,410,662
Pegasystems, Inc.	5,310	315,520
See financial notes

Schwab Equity Index Funds | Semiannual Report

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Procore Technologies, Inc. *	10,134	693,368
PTC, Inc. *	14,650	2,599,496
RingCentral, Inc., Class A *	10,598	313,913
SentinelOne, Inc., Class A *	30,560	645,733
Smartsheet, Inc., Class A *	16,289	616,213
Teradata Corp. *	12,374	459,075
Twilio, Inc., Class A *	21,675	1,297,899
Tyler Technologies, Inc. *	5,323	2,456,831
UiPath, Inc., Class A *	48,815	926,021
Unity Software, Inc. *	37,370	906,970
VeriSign, Inc. *	11,353	1,924,106
Zoom Video Communications, Inc., Class A *	32,973	2,014,650
Zscaler, Inc. *	11,318	1,957,335
		91,136,594

Technology Hardware & Equipment 3.7%
Amphenol Corp., Class A	74,590	9,008,234
Arrow Electronics, Inc. *	6,918	883,221
Avnet, Inc.	11,570	565,426
CDW Corp.	17,288	4,181,276
Ciena Corp. *	18,340	847,858
Cognex Corp.	22,170	920,942
Coherent Corp. *	16,664	910,354
Corning, Inc.	97,285	3,247,373
Crane NXT Co.	6,200	377,022
F5, Inc. *	7,567	1,250,901
Hewlett Packard Enterprise Co.	165,949	2,821,133
HP, Inc.	110,520	3,104,507
IPG Photonics Corp. *	3,802	319,292
Jabil, Inc.	15,945	1,871,305
Juniper Networks, Inc.	40,737	1,418,462
Keysight Technologies, Inc. *	22,301	3,299,210
Littelfuse, Inc.	3,081	710,602
Lumentum Holdings, Inc. *	8,611	376,817
NetApp, Inc.	26,342	2,692,416
Pure Storage, Inc., Class A *	36,882	1,858,853
TD SYNNEX Corp.	8,685	1,023,441
Teledyne Technologies, Inc. *	5,959	2,273,239
Trimble, Inc. *	31,508	1,892,686
Ubiquiti, Inc.	524	56,372
Viasat, Inc. *	15,052	239,477
Vontier Corp.	19,816	805,124
Western Digital Corp. *	41,471	2,937,391
Zebra Technologies Corp., Class A *	6,545	2,058,795
		51,951,729

Telecommunication Services 0.1%
Frontier Communications Parent, Inc. *	31,174	721,366
GCI Liberty, Inc. *(b)	6,049	0
Iridium Communications, Inc.	15,617	480,848
		1,202,214

Transportation 2.0%
Alaska Air Group, Inc. *	15,790	679,286
American Airlines Group, Inc. *	83,226	1,124,383
Avis Budget Group, Inc.	2,409	229,939
CH Robinson Worldwide, Inc.	14,741	1,046,611
Delta Air Lines, Inc.	82,079	4,109,695
Expeditors International of Washington, Inc.	18,510	2,060,348
GXO Logistics, Inc. *	14,900	739,934
Hertz Global Holdings, Inc. *	17,232	78,406
JB Hunt Transport Services, Inc.	10,528	1,711,537
Kirby Corp. *	7,504	818,911
SECURITY	NUMBER OF SHARES	VALUE ($)
Knight-Swift Transportation Holdings, Inc.	20,038	926,357
Landstar System, Inc.	4,554	794,263
Lyft, Inc., Class A *	44,514	696,199
Old Dominion Freight Line, Inc.	25,235	4,585,452
Ryder System, Inc.	5,569	678,583
Saia, Inc. *	3,399	1,348,825
Schneider National, Inc., Class B	6,960	143,933
Southwest Airlines Co.	76,022	1,972,011
U-Haul Holding Co. *	993	62,787
U-Haul Holding Co. - Non Voting	12,774	783,302
United Airlines Holdings, Inc. *	41,774	2,149,690
XPO, Inc. *	14,569	1,565,585
		28,306,037

Utilities 5.4%
AES Corp.	85,484	1,530,164
Alliant Energy Corp.	32,632	1,625,074
Ameren Corp.	33,494	2,474,202
American Water Works Co., Inc.	24,923	3,048,581
Atmos Energy Corp.	19,264	2,271,226
Avangrid, Inc.	9,096	332,277
Brookfield Renewable Corp., Class A	17,147	398,496
CenterPoint Energy, Inc.	80,718	2,352,122
Clearway Energy, Inc., Class C	14,597	341,278
CMS Energy Corp.	37,198	2,254,571
Consolidated Edison, Inc.	44,386	4,190,038
Constellation Energy Corp.	41,151	7,651,617
DTE Energy Co.	26,351	2,907,042
Edison International	48,347	3,435,538
Entergy Corp.	27,072	2,887,770
Essential Utilities, Inc.	32,141	1,175,718
Evergy, Inc.	28,500	1,494,825
Eversource Energy	44,586	2,702,803
FirstEnergy Corp.	69,654	2,670,534
Hawaiian Electric Industries, Inc.	13,885	136,767
IDACORP, Inc.	6,429	609,341
National Fuel Gas Co.	11,311	600,614
NiSource, Inc.	52,909	1,474,045
NRG Energy, Inc.	28,681	2,084,248
OGE Energy Corp.	25,458	882,120
PG&E Corp.	260,597	4,458,815
Pinnacle West Capital Corp.	14,515	1,069,030
PPL Corp.	94,403	2,592,306
Public Service Enterprise Group, Inc.	63,613	4,394,386
UGI Corp.	26,604	679,998
Vistra Corp.	45,186	3,426,906
WEC Energy Group, Inc.	40,364	3,335,681
Xcel Energy, Inc.	70,483	3,787,052
		75,275,185
Total Common Stocks (Cost $1,127,024,666)		1,383,590,279

INVESTMENT COMPANIES 0.1% OF NET ASSETS

Equity Funds 0.1%
iShares Russell Mid-Cap ETF	25,500	2,030,310
Total Investment Companies (Cost $1,810,650)		2,030,310
See financial notes
Schwab Equity Index Funds | Semiannual Report

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
SHORT-TERM INVESTMENTS 0.8% OF NET ASSETS

Money Market Funds 0.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.25% (c)	8,229,710	8,229,710
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.25% (c)(d)	2,391,088	2,391,088
		10,620,798
Total Short-Term Investments (Cost $10,620,798)		10,620,798
Total Investments in Securities (Cost $1,139,456,114)		1,396,241,387

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED DEPRECIATION ($)
FUTURES CONTRACTS
Long
S&P 400 Mid-Cap Index, e-mini, expires 06/21/24	11	3,164,920	(33,305)

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $2,204,365.
(b)	Fair valued using significant unobservable inputs (see financial note 2(a), Securities for which no quoted value is available, for additional information).
(c)	The rate shown is the annualized 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan.

ADR —	American Depositary Receipt
ETF —	Exchange-Traded Fund
REIT —	Real Estate Investment Trust

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2024 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$1,382,388,065	$—	$—	$1,382,388,065
Telecommunication Services	1,202,214	—	0 *	1,202,214
Investment Companies[1]	2,030,310	—	—	2,030,310
Short-Term Investments[1]	10,620,798	—	—	10,620,798
Liabilities
Futures Contracts[2]	(33,305)	—	—	(33,305)
Total	$1,396,208,082	$—	$0	$1,396,208,082

*	Level 3 amount shown includes securities determined to have no value at April 30, 2024.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
See financial notes

Schwab Equity Index Funds | Semiannual Report

Schwab U.S. Mid-Cap Index Fund
Statement of Assets and Liabilities

As of April 30, 2024; unaudited
Assets
Investments in securities, at value - unaffiliated issuers (cost $1,139,456,114) including securities on loan of $2,204,365		$1,396,241,387
Deposit with broker for futures contracts		347,300
Receivables:
Fund shares sold		941,202
Dividends		630,878
Income from securities on loan	+	9,874
Total assets		1,398,170,641

Liabilities
Collateral held for securities on loan		2,391,088
Payables:
Investments bought		5,516,395
Fund shares redeemed		737,475
Variation margin on futures contracts		61,002
Investment adviser fees	+	45,668
Total liabilities		8,751,628
Net assets		$1,389,419,013

Net Assets by Source
Capital received from investors		$1,177,433,103
Total distributable earnings	+	211,985,910
Net assets		$1,389,419,013

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$1,389,419,013		22,900,177		$60.67

See financial notes
Schwab Equity Index Funds | Semiannual Report

Schwab U.S. Mid-Cap Index Fund
Statement of Operations

For the period November 1, 2023 through April 30, 2024; unaudited
Investment Income
Dividends received from securities - unaffiliated issuers (net of foreign withholding tax of $5,220)		$11,181,405
Other interest		9,289
Securities on loan, net	+	89,885
Total investment income		11,280,579

Expenses
Investment adviser fees		255,124
Total expenses	–	255,124
Net investment income		11,025,455

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - unaffiliated issuers		(5,259,138)
Net realized gains on futures contracts	+	1,150,615
Net realized losses		(4,108,523)
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers		226,387,834
Net change in unrealized appreciation (depreciation) on futures contracts	+	(53,199)
Net change in unrealized appreciation (depreciation)	+	226,334,635
Net realized and unrealized gains		222,226,112
Increase in net assets resulting from operations		$233,251,567
See financial notes

Schwab Equity Index Funds | Semiannual Report

Schwab U.S. Mid-Cap Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	11/1/23-4/30/24		11/1/22-10/31/23
Net investment income		$11,025,455	$17,187,964
Net realized gains (losses)		(4,108,523)	3,084,904
Net change in unrealized appreciation (depreciation)	+	226,334,635	(41,931,352)
Increase (decrease) in net assets resulting from operations		$233,251,567	($21,658,484 )

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($18,556,015 )	($14,308,048 )

TRANSACTIONS IN FUND SHARES
	11/1/23-4/30/24			11/1/22-10/31/23
		SHARES	VALUE	SHARES	VALUE
Shares sold		4,143,809	$246,581,438	7,273,631	$391,888,488
Shares reinvested		274,351	15,325,220	225,612	11,761,152
Shares redeemed	+	(2,554,427)	(150,017,663)	(3,886,346)	(208,151,675)
Net transactions in fund shares		1,863,733	$111,888,995	3,612,897	$195,497,965

SHARES OUTSTANDING AND NET ASSETS
	11/1/23-4/30/24			11/1/22-10/31/23
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		21,036,444	$1,062,834,466	17,423,547	$903,303,033
Total increase	+	1,863,733	326,584,547	3,612,897	159,531,433
End of period		22,900,177	$1,389,419,013	21,036,444	$1,062,834,466
See financial notes
Schwab Equity Index Funds | Semiannual Report

Schwab International Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	11/1/23– 4/30/24*	11/1/22– 10/31/23	11/1/21– 10/31/22	11/1/20– 10/31/21	11/1/19– 10/31/20	11/1/18– 10/31/19
Per-Share Data
Net asset value at beginning of period	$20.39	$18.17	$24.45	$18.56	$20.48	$19.00
Income (loss) from investment operations:
Net investment income (loss)[1]	0.33	0.63	0.65	0.64	0.47	0.64
Net realized and unrealized gains (losses)	3.13	2.13	(6.14)	5.66	(1.75)	1.39
Total from investment operations	3.46	2.76	(5.49)	6.30	(1.28)	2.03
Less distributions:
Distributions from net investment income	(0.75)	(0.54)	(0.79)	(0.41)	(0.64)	(0.55)
Net asset value at end of period	$23.10	$20.39	$18.17	$24.45	$18.56	$20.48
Total return	17.14%[2]	15.30%	(23.12%)	34.24%	(6.56%)	11.27%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.06%[3]	0.06%	0.06%[4]	0.06%	0.06%	0.06%
Net investment income (loss)	2.95%[3]	2.99%	3.12%	2.76%	2.47%	3.32%
Portfolio turnover rate	5%[2]	13%	5%	3%	7%	5%
Net assets, end of period (x 1,000,000)	$9,201	$7,952	$7,127	$8,781	$5,937	$5,443

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Not annualized.
[3]	Annualized.
[4]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes

Schwab Equity Index Funds | Semiannual Report

Schwab International Index Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 98.6% OF NET ASSETS

Australia 7.1%
Ampol Ltd.	133,836	3,160,375
ANZ Group Holdings Ltd.	1,683,718	30,380,881
APA Group	719,031	3,837,094
Aristocrat Leisure Ltd.	321,427	8,202,814
ASX Ltd.	111,056	4,536,652
Aurizon Holdings Ltd.	1,016,278	2,496,234
BHP Group Ltd.	2,838,556	77,850,551
BlueScope Steel Ltd.	252,027	3,678,439
Brambles Ltd.	780,902	7,346,451
CAR Group Ltd.	199,064	4,316,405
Cochlear Ltd.	36,310	7,574,555
Coles Group Ltd.	752,919	7,852,356
Commonwealth Bank of Australia	941,512	68,984,147
Computershare Ltd.	304,476	5,349,147
CSL Ltd.	269,733	47,925,102
Dexus	594,607	2,700,830
Endeavour Group Ltd.	783,846	2,695,570
Fortescue Ltd.	942,785	15,626,137
Goodman Group	952,115	19,232,368
GPT Group	1,082,941	2,912,497
IDP Education Ltd.	146,593	1,528,509
Insurance Australia Group Ltd.	1,352,881	5,604,954
James Hardie Industries PLC *	242,907	8,350,646
Lottery Corp. Ltd.	1,224,049	3,818,410
Macquarie Group Ltd.	207,771	24,878,191
Medibank Pvt Ltd.	1,567,393	3,592,243
Mineral Resources Ltd.	96,450	4,375,195
Mirvac Group	2,301,362	3,015,402
National Australia Bank Ltd.	1,741,695	37,755,628
Northern Star Resources Ltd.	640,005	6,066,438
Orica Ltd.	266,888	3,090,225
Origin Energy Ltd.	961,326	6,067,327
Pilbara Minerals Ltd.	1,574,885	4,009,505
Qantas Airways Ltd. *	509,239	1,921,310
QBE Insurance Group Ltd.	841,092	9,621,225
Ramsay Health Care Ltd.	102,855	3,447,722
REA Group Ltd.	29,385	3,368,345
Reece Ltd.	129,225	2,292,407
Rio Tinto Ltd.	204,649	17,031,776
Santos Ltd.	1,835,861	9,009,238
Scentre Group	2,915,076	5,903,174
SEEK Ltd.	198,291	3,063,164
Seven Group Holdings Ltd.	94,664	2,300,250
Sonic Healthcare Ltd.	250,950	4,312,745
South32 Ltd.	2,515,262	5,738,522
Stockland	1,336,324	3,785,961
Suncorp Group Ltd.	705,053	7,530,258
Telstra Group Ltd.	2,239,543	5,291,173
Transurban Group	1,712,797	13,751,120
Treasury Wine Estates Ltd.	453,382	3,516,071
Vicinity Ltd.	2,160,138	2,645,238
Washington H Soul Pattinson & Co. Ltd.	134,635	2,817,586
Wesfarmers Ltd.	633,533	27,140,064
SECURITY	NUMBER OF SHARES	VALUE ($)
Westpac Banking Corp.	1,954,287	32,453,561
WiseTech Global Ltd.	91,970	5,418,186
Woodside Energy Group Ltd.	1,054,412	18,891,905
Woolworths Group Ltd.	679,868	13,948,928
Xero Ltd. *	79,724	6,189,627
		650,200,834

Austria 0.2%
Erste Group Bank AG	194,372	9,064,553
OMV AG	81,452	3,865,012
Verbund AG	37,628	2,874,446
voestalpine AG	64,179	1,713,905
		17,517,916

Belgium 0.9%
Ageas SA	88,604	4,067,062
Anheuser-Busch InBev SA	489,276	29,245,876
Argenx SE *	33,076	12,355,996
D'ieteren Group	12,348	2,663,742
Elia Group SA	16,766	1,614,257
Groupe Bruxelles Lambert NV	47,505	3,526,295
KBC Group NV	140,426	10,431,427
Lotus Bakeries NV	237	2,385,097
Sofina SA	8,336	1,951,301
Syensqo SA *	41,006	3,800,913
UCB SA	69,915	9,271,437
Umicore SA	114,477	2,535,692
Warehouses De Pauw CVA	99,112	2,620,953
		86,470,048

Denmark 3.7%
AP Moller - Maersk AS, Class A	1,811	2,568,339
AP Moller - Maersk AS, Class B	2,259	3,273,445
Carlsberg AS, Class B	54,925	7,388,118
Coloplast AS, Class B	69,549	8,385,182
Danske Bank AS	386,447	11,124,645
Demant AS *	57,455	2,743,589
DSV AS	97,637	13,871,229
Genmab AS *	36,909	10,247,042
Novo Nordisk AS, Class B	1,825,796	234,144,085
Novonesis (Novozymes) B, Class B	209,105	11,579,547
Orsted AS *	104,926	5,766,556
Pandora AS	46,798	7,122,650
Rockwool AS, B Shares	4,990	1,626,684
Svitzer AS *	8,140	273,531
Tryg AS	196,999	3,899,049
Vestas Wind Systems AS *	562,004	15,060,939
		339,074,630

Finland 1.0%
Elisa OYJ	77,986	3,516,339
Fortum OYJ	256,373	3,378,328
Kesko OYJ, B Shares	158,051	2,698,306
Kone OYJ, B Shares	190,823	9,302,047
See financial notes
Schwab Equity Index Funds | Semiannual Report

Schwab International Index Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Metso OYJ	365,369	4,142,225
Neste OYJ	235,108	5,329,691
Nokia OYJ	2,978,297	10,827,156
Nordea Bank Abp	1,756,819	20,586,856
Orion OYJ, B Shares	59,753	2,282,272
Sampo OYJ, A Shares	252,492	10,246,988
Stora Enso OYJ, R Shares	321,685	4,285,046
UPM-Kymmene OYJ	294,163	10,308,976
Wartsila OYJ Abp	263,307	4,857,354
		91,761,584

France 12.0%
Accor SA	106,011	4,646,004
Aeroports de Paris SA	19,435	2,468,531
Air Liquide SA	294,069	57,513,621
Airbus SE	330,449	54,377,938
Alstom SA	166,813	2,630,319
Amundi SA	34,265	2,390,477
ArcelorMittal SA	294,996	7,369,840
Arkema SA	33,318	3,437,976
AXA SA	1,022,833	35,340,492
BioMerieux	23,113	2,457,003
BNP Paribas SA	574,279	41,326,186
Bollore SE	411,955	2,673,895
Bouygues SA	108,472	3,997,767
Bureau Veritas SA	181,258	5,286,504
Capgemini SE	86,577	18,196,841
Carrefour SA	322,783	5,430,251
Cie de Saint-Gobain SA	253,465	20,044,682
Cie Generale des Etablissements Michelin SCA	378,743	14,550,793
Covivio SA	25,895	1,288,953
Credit Agricole SA	590,596	9,138,430
Danone SA	360,431	22,558,416
Dassault Aviation SA	11,352	2,429,881
Dassault Systemes SE	371,909	14,598,144
Edenred SE	140,294	6,657,212
Eiffage SA	40,776	4,350,735
Engie SA *	1,017,886	17,671,121
EssilorLuxottica SA	165,704	35,333,332
Eurazeo SE *	23,823	2,145,919
Eurofins Scientific SE	75,145	4,605,542
Euronext NV	48,045	4,326,491
Gecina SA	25,380	2,591,343
Getlink SE	198,033	3,371,253
Hermes International SCA	17,854	42,742,301
Ipsen SA	21,442	2,608,126
Kering SA	41,504	14,545,873
Klepierre SA	123,079	3,304,967
La Francaise des Jeux SAEM	57,938	2,183,379
Legrand SA	146,623	15,067,949
L'Oreal SA	134,251	62,944,004
LVMH Moet Hennessy Louis Vuitton SE	153,938	126,450,217
Orange SA	1,050,268	11,689,780
Pernod Ricard SA	113,813	17,213,320
Publicis Groupe SA	126,141	13,919,253
Remy Cointreau SA	12,394	1,175,815
Renault SA	106,554	5,277,975
Rexel SA	122,721	3,180,909
Safran SA	192,314	41,699,846
Sanofi SA	634,966	62,730,231
Sartorius Stedim Biotech	16,604	3,575,954
Schneider Electric SE	305,393	69,633,689
SEB SA	13,593	1,604,304
Societe Generale SA	405,565	10,927,970
Sodexo SA	49,028	4,269,036
SECURITY	NUMBER OF SHARES	VALUE ($)
STMicroelectronics NV	380,345	15,055,910
Teleperformance SE *	31,410	2,845,266
Thales SA	53,293	8,956,816
TotalEnergies SE	1,215,685	88,257,221
Unibail-Rodamco-Westfield *	67,215	5,601,224
Veolia Environnement SA	384,560	11,955,083
Vinci SA	281,545	32,990,347
Vivendi SE	376,860	3,834,057
Worldline SA *	133,552	1,385,268
		1,102,831,982

Germany 8.1%
adidas AG	90,034	21,696,673
Allianz SE	219,798	62,375,382
BASF SE	498,150	26,101,342
Bayer AG	547,372	15,967,216
Bayerische Motoren Werke AG	177,125	19,297,643
Bechtle AG	45,919	2,216,034
Beiersdorf AG	56,220	8,450,067
Brenntag SE	75,260	6,006,003
Carl Zeiss Meditec AG, Bearer Shares	22,012	2,322,549
Commerzbank AG	585,631	8,703,730
Continental AG	61,267	3,970,793
Covestro AG *	106,924	5,355,218
Daimler Truck Holding AG	298,285	13,451,528
Delivery Hero SE *	101,228	2,832,112
Deutsche Bank AG	1,080,982	17,266,000
Deutsche Boerse AG	106,144	20,463,707
Deutsche Lufthansa AG *	348,156	2,491,623
Deutsche Post AG	552,689	23,141,048
Deutsche Telekom AG	1,806,939	41,388,956
E.ON SE	1,254,839	16,616,537
Evonik Industries AG	124,778	2,600,456
Fresenius Medical Care AG	116,162	4,890,734
Fresenius SE & Co. KGaA	234,428	6,995,420
GEA Group AG *	92,105	3,717,356
Hannover Rueck SE	33,690	8,356,601
Heidelberg Materials AG	72,221	7,268,008
Henkel AG & Co. KGaA	54,618	3,927,500
Infineon Technologies AG	729,774	25,325,375
Knorr-Bremse AG	41,353	3,068,622
LEG Immobilien SE *	40,928	3,474,310
Mercedes-Benz Group AG	446,834	33,798,920
Merck KGaA	72,386	11,502,256
MTU Aero Engines AG	29,813	7,182,456
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	75,993	33,422,372
Nemetschek SE	32,032	2,830,644
Puma SE	60,686	2,801,933
Qiagen NV *	123,296	5,147,812
Rational AG	2,983	2,544,492
Rheinmetall AG	24,443	13,469,189
RWE AG	354,367	12,344,564
SAP SE	584,913	105,616,068
Scout24 SE	42,169	3,097,636
Siemens AG	425,692	79,746,371
Siemens Energy AG *	287,879	5,911,149
Siemens Healthineers AG	158,550	8,792,783
Symrise AG, Class A	73,744	7,904,741
Talanx AG	35,946	2,703,662
Volkswagen AG	18,164	2,564,268
Vonovia SE	409,809	11,841,851
Zalando SE *	123,113	3,221,284
		746,182,994

See financial notes

Schwab Equity Index Funds | Semiannual Report

Schwab International Index Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Hong Kong 1.9%
AIA Group Ltd.	6,340,400	46,439,327
BOC Hong Kong Holdings Ltd.	2,051,090	6,286,782
CK Asset Holdings Ltd.	1,096,711	4,678,103
CK Hutchison Holdings Ltd.	1,516,025	7,362,988
CK Infrastructure Holdings Ltd.	347,500	1,963,075
CLP Holdings Ltd.	916,926	7,212,597
ESR Group Ltd.	957,134	1,048,894
Futu Holdings Ltd., ADR *	31,008	1,994,124
Galaxy Entertainment Group Ltd.	1,216,000	5,456,061
Hang Lung Properties Ltd.	1,004,000	1,108,126
Hang Seng Bank Ltd.	426,840	5,628,558
Henderson Land Development Co. Ltd.	805,735	2,429,147
HKT Trust & HKT Ltd.	2,099,000	2,317,248
Hong Kong & China Gas Co. Ltd.	6,201,696	4,715,472
Hong Kong Exchanges & Clearing Ltd.	671,465	21,335,404
Hongkong Land Holdings Ltd.	598,001	1,910,720
Jardine Matheson Holdings Ltd.	88,617	3,400,234
Link REIT	1,442,540	6,180,984
MTR Corp. Ltd.	884,860	2,908,036
Power Assets Holdings Ltd.	782,938	4,491,050
Sands China Ltd. *	1,402,000	3,306,819
Sino Land Co. Ltd.	2,204,425	2,356,969
SITC International Holdings Co. Ltd.	800,000	1,734,875
Sun Hung Kai Properties Ltd.	808,604	7,459,337
Swire Pacific Ltd., A Shares	242,590	2,054,424
Swire Properties Ltd.	628,400	1,299,636
Techtronic Industries Co. Ltd.	774,500	10,703,040
WH Group Ltd.	4,787,789	3,479,956
Wharf Holdings Ltd.	591,000	1,901,458
Wharf Real Estate Investment Co. Ltd.	930,188	2,885,920
		176,049,364

Ireland 0.4%
AIB Group PLC	874,775	4,527,986
Bank of Ireland Group PLC	594,169	6,339,445
Kerry Group PLC, Class A	87,322	7,514,790
Kingspan Group PLC	86,756	7,716,737
Smurfit Kappa Group PLC	145,625	6,309,867
		32,408,825

Israel 0.7%
Azrieli Group Ltd.	23,908	1,538,248
Bank Hapoalim BM	705,600	6,356,345
Bank Leumi Le-Israel BM	851,946	6,638,456
Check Point Software Technologies Ltd. *	52,575	7,855,757
CyberArk Software Ltd. *	23,395	5,597,254
Elbit Systems Ltd.	14,715	2,995,351
Global-e Online Ltd. *	55,716	1,868,157
ICL Group Ltd.	422,222	1,981,897
Israel Discount Bank Ltd., A Shares	675,813	3,466,395
Mizrahi Tefahot Bank Ltd.	84,528	3,078,022
Monday.com Ltd. *	16,008	3,030,795
Nice Ltd. *	35,795	8,004,131
Teva Pharmaceutical Industries Ltd., ADR *	630,039	8,852,048
Wix.com Ltd. *	29,969	3,562,415
		64,825,271

Italy 2.7%
Amplifon SpA	70,734	2,361,547
Assicurazioni Generali SpA	566,160	13,804,362
Banco BPM SpA	668,039	4,386,104
SECURITY	NUMBER OF SHARES	VALUE ($)
Davide Campari-Milano NV	347,322	3,483,223
DiaSorin SpA	13,747	1,388,410
Enel SpA	4,526,029	29,747,059
Eni SpA	1,221,500	19,619,351
Ferrari NV	70,173	28,860,373
FinecoBank Banca Fineco SpA	338,015	5,178,309
Infrastrutture Wireless Italiane SpA	180,279	1,932,038
Intesa Sanpaolo SpA	8,279,996	30,992,069
Leonardo SpA	224,665	5,163,262
Mediobanca Banca di Credito Finanziario SpA	312,469	4,439,592
Moncler SpA	113,434	7,722,833
Nexi SpA *	326,368	1,898,860
Poste Italiane SpA	252,540	3,208,046
Prysmian SpA	145,137	7,874,893
Recordati Industria Chimica e Farmaceutica SpA	60,695	3,229,785
Snam SpA	1,162,786	5,320,061
Stellantis NV	1,240,217	27,441,657
Telecom Italia SpA *(a)	5,362,285	1,271,266
Tenaris SA	268,174	4,453,620
Terna - Rete Elettrica Nazionale	780,635	6,254,378
UniCredit SpA	859,462	31,546,008
		251,577,106

Japan 22.8%
Advantest Corp.	430,792	13,484,071
Aeon Co. Ltd.	368,400	7,702,617
AGC, Inc.	110,893	4,100,183
Aisin Corp.	85,900	3,267,313
Ajinomoto Co., Inc.	262,900	9,775,003
ANA Holdings, Inc.	93,400	1,773,853
Asahi Group Holdings Ltd.	267,200	9,140,633
Asahi Intecc Co. Ltd.	121,700	1,783,232
Asahi Kasei Corp.	709,200	4,944,636
Astellas Pharma, Inc.	1,002,450	9,621,410
Azbil Corp.	69,200	1,932,756
Bandai Namco Holdings, Inc.	332,400	6,210,952
Bridgestone Corp.	314,857	13,893,689
Brother Industries Ltd.	127,700	2,258,880
Canon, Inc.	556,295	15,056,286
Capcom Co. Ltd.	200,800	3,305,657
Central Japan Railway Co.	431,300	9,862,958
Chiba Bank Ltd.	293,000	2,474,989
Chubu Electric Power Co., Inc.	357,300	4,586,287
Chugai Pharmaceutical Co. Ltd.	375,700	11,948,703
Concordia Financial Group Ltd.	586,700	3,161,219
Dai Nippon Printing Co. Ltd.	115,048	3,350,900
Daifuku Co. Ltd.	166,190	3,404,203
Dai-ichi Life Holdings, Inc.	519,900	12,041,421
Daiichi Sankyo Co. Ltd.	1,031,000	34,701,073
Daikin Industries Ltd.	147,900	20,187,062
Daito Trust Construction Co. Ltd.	32,400	3,473,096
Daiwa House Industry Co. Ltd.	329,900	9,283,023
Daiwa Securities Group, Inc.	737,000	5,416,256
Denso Corp.	1,051,400	17,919,134
Dentsu Group, Inc.	111,900	3,027,250
Disco Corp.	51,500	14,669,554
East Japan Railway Co.	509,880	9,345,571
Eisai Co. Ltd.	141,700	5,819,481
ENEOS Holdings, Inc.	1,604,400	7,412,667
FANUC Corp.	531,700	15,748,573
Fast Retailing Co. Ltd.	97,800	25,571,670
Fuji Electric Co. Ltd.	72,200	4,491,121
FUJIFILM Holdings Corp.	625,133	13,298,127
Fujitsu Ltd.	982,900	15,183,978
GLP J-Reit	2,428	1,974,722
See financial notes
Schwab Equity Index Funds | Semiannual Report

Schwab International Index Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Hamamatsu Photonics KK	75,300	2,759,118
Hankyu Hanshin Holdings, Inc.	126,900	3,327,094
Hikari Tsushin, Inc.	11,693	1,900,367
Hirose Electric Co. Ltd.	17,064	1,811,271
Hitachi Construction Machinery Co. Ltd.	58,453	1,669,551
Hitachi Ltd.	517,115	47,709,375
Honda Motor Co. Ltd.	2,576,117	29,309,969
Hoshizaki Corp.	60,400	2,081,305
Hoya Corp.	195,707	22,690,233
Hulic Co. Ltd.	218,500	2,013,402
Ibiden Co. Ltd.	65,900	2,505,088
Idemitsu Kosan Co. Ltd.	554,315	3,755,549
Iida Group Holdings Co. Ltd.	95,300	1,216,591
Inpex Corp.	538,400	8,065,123
Isuzu Motors Ltd.	333,300	4,223,860
ITOCHU Corp.	667,100	30,096,038
Japan Airlines Co. Ltd.	76,700	1,359,029
Japan Exchange Group, Inc.	283,400	6,637,373
Japan Metropolitan Fund Invest	3,872	2,337,636
Japan Post Bank Co. Ltd.	815,900	8,281,636
Japan Post Holdings Co. Ltd.	1,168,200	11,218,572
Japan Post Insurance Co. Ltd.	109,700	2,059,516
Japan Real Estate Investment Corp.	722	2,448,403
Japan Tobacco, Inc.	667,700	17,962,209
JFE Holdings, Inc.	320,200	4,779,214
Kajima Corp.	239,900	4,595,784
Kansai Electric Power Co., Inc.	391,300	5,861,446
Kao Corp.	262,319	10,821,236
Kawasaki Kisen Kaisha Ltd.	216,600	3,051,868
KDDI Corp.	831,100	23,062,009
KDX Realty Investment Corp.	2,349	2,316,906
Keisei Electric Railway Co. Ltd.	80,256	2,989,770
Keyence Corp.	109,000	47,934,886
Kikkoman Corp.	374,885	4,466,907
Kintetsu Group Holdings Co. Ltd.	98,400	2,529,723
Kirin Holdings Co. Ltd.	432,300	6,310,541
Kobe Bussan Co. Ltd.	89,600	1,935,116
Koito Manufacturing Co. Ltd.	110,100	1,480,926
Komatsu Ltd.	516,109	15,409,027
Konami Group Corp.	58,100	3,505,598
Kubota Corp.	559,700	8,977,434
Kyocera Corp.	718,900	8,762,412
Kyowa Kirin Co. Ltd.	149,000	2,502,284
Lasertec Corp.	42,400	9,145,906
LY Corp.	1,528,400	3,672,183
M3, Inc.	253,000	2,676,278
Makita Corp.	129,100	3,737,558
Marubeni Corp.	801,400	14,278,022
MatsukiyoCocokara & Co.	189,700	2,690,084
Mazda Motor Corp.	312,900	3,541,864
McDonald's Holdings Co. Japan Ltd.	50,000	2,199,434
MEIJI Holdings Co. Ltd.	127,000	2,841,543
Minebea Mitsumi, Inc.	200,000	3,746,068
MISUMI Group, Inc.	154,200	2,506,962
Mitsubishi Chemical Group Corp.	705,500	4,115,793
Mitsubishi Corp.	1,927,100	44,071,944
Mitsubishi Electric Corp.	1,074,900	18,735,428
Mitsubishi Estate Co. Ltd.	626,202	11,474,967
Mitsubishi HC Capital, Inc.	436,938	2,829,629
Mitsubishi Heavy Industries Ltd.	1,786,300	15,971,508
Mitsubishi UFJ Financial Group, Inc.	6,206,809	61,828,201
Mitsui & Co. Ltd.	721,200	34,816,421
Mitsui Chemicals, Inc.	93,300	2,655,587
Mitsui Fudosan Co. Ltd.	1,474,131	15,002,323
Mitsui OSK Lines Ltd.	195,300	6,198,741
Mizuho Financial Group, Inc.	1,347,413	26,044,291
MonotaRO Co. Ltd.	150,600	1,804,923
SECURITY	NUMBER OF SHARES	VALUE ($)
MS&AD Insurance Group Holdings, Inc.	722,386	12,987,804
Murata Manufacturing Co. Ltd.	958,400	17,512,036
NEC Corp.	137,900	9,984,234
Nexon Co. Ltd.	190,900	2,976,388
NIDEC Corp.	231,100	10,823,070
Nintendo Co. Ltd.	579,390	28,256,254
Nippon Building Fund, Inc.	871	3,327,912
NIPPON EXPRESS HOLDINGS, Inc.	41,300	2,112,837
Nippon Paint Holdings Co. Ltd.	548,100	3,508,396
Nippon Prologis REIT, Inc.	1,269	2,193,383
Nippon Sanso Holdings Corp.	99,900	2,967,270
Nippon Steel Corp.	480,141	10,764,237
Nippon Telegraph & Telephone Corp.	16,755,875	18,090,681
Nippon Yusen KK	260,200	7,387,200
Nissan Chemical Corp.	73,166	2,494,095
Nissan Motor Co. Ltd.	1,379,296	5,047,814
Nissin Foods Holdings Co. Ltd.	111,300	2,970,100
Nitori Holdings Co. Ltd.	44,600	5,968,954
Nitto Denko Corp.	81,700	6,755,415
Nomura Holdings, Inc.	1,683,900	9,581,359
Nomura Real Estate Holdings, Inc.	60,900	1,705,024
Nomura Real Estate Master Fund, Inc.	2,323	2,220,602
Nomura Research Institute Ltd.	213,000	5,154,150
NTT Data Group Corp.	357,700	5,593,647
Obayashi Corp.	372,500	4,157,394
Obic Co. Ltd.	40,000	5,138,659
Odakyu Electric Railway Co. Ltd.	171,700	1,930,369
Olympus Corp.	667,700	9,300,867
Omron Corp.	96,900	3,325,838
Ono Pharmaceutical Co. Ltd.	212,500	3,060,713
Oracle Corp.	21,200	1,590,945
Oriental Land Co. Ltd.	606,700	16,739,893
ORIX Corp.	655,500	13,415,076
Osaka Gas Co. Ltd.	215,200	4,785,159
Otsuka Corp.	126,000	2,505,903
Otsuka Holdings Co. Ltd.	236,900	10,129,096
Pan Pacific International Holdings Corp.	210,000	4,932,065
Panasonic Holdings Corp.	1,241,912	10,839,966
Rakuten Group, Inc. *	857,620	4,124,674
Recruit Holdings Co. Ltd.	802,300	34,552,943
Renesas Electronics Corp.	821,300	13,334,423
Resona Holdings, Inc.	1,185,185	7,494,807
Ricoh Co. Ltd.	321,000	2,769,284
Rohm Co. Ltd.	184,700	2,655,034
SBI Holdings, Inc.	141,190	3,437,714
SCREEN Holdings Co. Ltd.	44,700	4,612,018
SCSK Corp.	85,600	1,556,139
Secom Co. Ltd.	118,700	8,245,195
Seiko Epson Corp.	164,500	2,706,023
Sekisui Chemical Co. Ltd.	207,300	3,015,808
Sekisui House Ltd.	328,469	7,548,334
Seven & i Holdings Co. Ltd.	1,272,409	16,441,044
SG Holdings Co. Ltd.	186,628	2,184,497
Sharp Corp. *	142,700	749,056
Shimadzu Corp.	129,300	3,512,830
Shimano, Inc.	43,000	6,988,058
Shimizu Corp.	309,800	1,919,042
Shin-Etsu Chemical Co. Ltd.	1,006,400	38,956,677
Shionogi & Co. Ltd.	136,300	6,365,313
Shiseido Co. Ltd.	221,200	5,921,134
Shizuoka Financial Group, Inc.	249,100	2,325,061
SMC Corp.	31,900	16,759,193
SoftBank Corp.	1,612,000	19,443,437
SoftBank Group Corp.	576,600	28,357,533
Sompo Holdings, Inc.	497,100	9,837,666
Sony Group Corp.	703,300	58,128,685
See financial notes

Schwab Equity Index Funds | Semiannual Report

Schwab International Index Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Square Enix Holdings Co. Ltd.	46,700	1,688,071
Subaru Corp.	335,800	7,498,073
SUMCO Corp.	201,000	2,997,574
Sumitomo Corp.	581,300	15,286,531
Sumitomo Electric Industries Ltd.	406,700	6,286,083
Sumitomo Metal Mining Co. Ltd.	140,000	4,677,209
Sumitomo Mitsui Financial Group, Inc.	709,846	40,321,932
Sumitomo Mitsui Trust Holdings, Inc.	361,200	7,594,165
Sumitomo Realty & Development Co. Ltd.	163,900	5,671,579
Suntory Beverage & Food Ltd.	80,100	2,606,073
Suzuki Motor Corp.	882,400	10,276,236
Sysmex Corp.	279,900	4,475,706
T&D Holdings, Inc.	277,300	4,524,795
Taisei Corp.	93,700	3,430,394
Takeda Pharmaceutical Co. Ltd.	878,590	23,091,161
TDK Corp.	219,100	9,774,267
Terumo Corp.	751,400	12,746,842
TIS, Inc.	121,100	2,586,281
Tobu Railway Co. Ltd.	105,500	2,093,170
Toho Co. Ltd.	61,208	2,050,611
Tokio Marine Holdings, Inc.	1,010,997	31,953,961
Tokyo Electric Power Co. Holdings, Inc. *	846,690	5,266,648
Tokyo Electron Ltd.	263,700	57,841,471
Tokyo Gas Co. Ltd.	207,440	4,652,309
Tokyu Corp.	275,200	3,257,696
TOPPAN Holdings, Inc.	126,900	3,010,568
Toray Industries, Inc.	793,400	3,626,409
TOTO Ltd.	79,300	2,146,214
Toyota Industries Corp.	81,700	7,763,688
Toyota Motor Corp.	5,933,615	135,337,303
Toyota Tsusho Corp.	120,369	7,653,049
Trend Micro, Inc.	76,800	3,784,565
Unicharm Corp.	223,600	6,643,856
USS Co. Ltd.	225,600	1,723,425
West Japan Railway Co.	240,664	4,568,151
Yakult Honsha Co. Ltd.	147,900	2,892,885
Yamaha Corp.	74,000	1,559,415
Yamaha Motor Co. Ltd.	505,600	4,715,841
Yamato Holdings Co. Ltd.	146,300	1,932,137
Yaskawa Electric Corp.	132,600	5,463,466
Yokogawa Electric Corp.	128,700	2,843,730
Zensho Holdings Co. Ltd.	54,100	2,096,873
ZOZO, Inc.	76,500	1,647,693
		2,100,155,795

Netherlands 4.9%
ABN AMRO Bank NV, GDR	272,024	4,357,433
Adyen NV *	12,155	14,561,691
Aegon Ltd.	797,671	4,967,772
AerCap Holdings NV *	111,797	9,445,729
Akzo Nobel NV	94,170	6,213,520
ASM International NV	26,143	16,444,964
ASML Holding NV	225,637	196,532,694
ASR Nederland NV	89,616	4,484,339
BE Semiconductor Industries NV	42,778	5,675,529
Coca-Cola Europacific Partners PLC	116,507	8,390,834
DSM-Firmenich AG	104,094	11,674,609
EXOR NV	51,856	5,661,403
Heineken Holding NV	73,300	5,896,544
Heineken NV	161,915	15,757,512
IMCD NV *	32,144	4,849,713
ING Groep NV	1,854,628	29,322,161
JDE Peet's NV	53,526	1,189,325
Koninklijke Ahold Delhaize NV	529,567	16,074,576
Koninklijke KPN NV	1,890,969	6,872,030
SECURITY	NUMBER OF SHARES	VALUE ($)
Koninklijke Philips NV	436,450	11,590,450
NN Group NV	150,649	6,949,571
OCI NV	58,728	1,579,582
Prosus NV	811,234	27,143,855
Randstad NV	58,640	2,940,851
Universal Music Group NV	458,240	13,479,214
Wolters Kluwer NV	139,075	20,820,429
		452,876,330

New Zealand 0.2%
Auckland International Airport Ltd.	734,923	3,399,468
EBOS Group Ltd.	86,836	1,793,954
Fisher & Paykel Healthcare Corp. Ltd.	326,714	5,471,722
Mercury NZ Ltd.	386,079	1,451,431
Meridian Energy Ltd.	683,511	2,416,552
Spark New Zealand Ltd.	1,036,536	2,913,414
		17,446,541

Norway 0.6%
Aker BP ASA	176,369	4,277,502
DNB Bank ASA	509,284	8,876,384
Equinor ASA	506,399	13,474,450
Gjensidige Forsikring ASA	119,153	1,910,415
Kongsberg Gruppen ASA	49,946	3,525,843
Mowi ASA	254,134	4,461,805
Norsk Hydro ASA	740,264	4,549,205
Orkla ASA	401,311	2,729,882
Salmar ASA	36,366	2,287,824
Telenor ASA	353,539	4,070,544
Yara International ASA	91,735	2,614,920
		52,778,774

Portugal 0.2%
EDP - Energias de Portugal SA *	1,758,998	6,605,331
EDP Renovaveis SA	168,413	2,305,604
Galp Energia SGPS SA	256,258	5,504,719
Jeronimo Martins SGPS SA	157,896	3,248,195
		17,663,849

Singapore 1.4%
CapitaLand Ascendas REIT	2,035,995	3,856,625
CapitaLand Integrated Commercial Trust	3,015,510	4,298,595
CapitaLand Investment Ltd. *	1,427,549	2,760,669
City Developments Ltd.	289,700	1,298,416
DBS Group Holdings Ltd.	1,112,682	28,325,994
Genting Singapore Ltd.	3,342,400	2,230,616
Grab Holdings Ltd., Class A *	1,073,323	3,756,631
Jardine Cycle & Carriage Ltd.	54,600	1,053,684
Keppel Ltd.	804,300	4,023,035
Mapletree Logistics Trust	1,893,728	1,858,319
Mapletree Pan Asia Commercial Trust	1,273,700	1,167,184
Oversea-Chinese Banking Corp. Ltd.	1,900,401	19,729,135
Sea Ltd., ADR *	206,520	13,049,999
Seatrium Ltd. *	26,443,325	1,888,992
Sembcorp Industries Ltd.	517,000	2,020,473
Singapore Airlines Ltd.	813,750	3,882,905
Singapore Exchange Ltd.	494,100	3,370,515
Singapore Technologies Engineering Ltd.	849,549	2,495,534
Singapore Telecommunications Ltd.	4,670,337	8,099,645
United Overseas Bank Ltd.	705,733	15,660,770
See financial notes
Schwab Equity Index Funds | Semiannual Report

Schwab International Index Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Wilmar International Ltd.	1,066,034	2,505,790
		127,333,526

Spain 2.6%
Acciona SA	13,188	1,524,613
ACS Actividades de Construccion y Servicios SA	115,572	4,628,711
Aena SME SA	42,121	7,676,113
Amadeus IT Group SA	250,510	15,900,853
Banco Bilbao Vizcaya Argentaria SA	3,252,493	35,172,372
Banco Santander SA (a)	9,035,987	43,965,787
CaixaBank SA	2,109,271	11,123,360
Cellnex Telecom SA *	252,450	8,344,658
Enagas SA	137,799	2,020,962
Endesa SA	174,227	3,177,141
Ferrovial SE	289,046	10,395,645
Grifols SA *	183,481	1,679,301
Iberdrola SA	3,462,492	42,455,609
Industria de Diseno Textil SA	607,950	27,680,535
Redeia Corp. SA	226,558	3,782,070
Repsol SA	683,579	10,729,510
Telefonica SA	2,733,923	12,246,870
		242,504,110

Sweden 3.0%
Alfa Laval AB	160,046	6,813,919
Assa Abloy AB, B Shares	572,010	15,113,307
Atlas Copco AB, A Shares	1,494,459	26,177,067
Atlas Copco AB, B Shares	878,213	13,168,116
Beijer Ref AB (a)	215,577	3,038,204
Boliden AB (a)	151,679	4,984,884
Epiroc AB, A Shares	366,194	6,769,961
Epiroc AB, B Shares	222,125	3,681,939
EQT AB	211,021	5,693,210
Essity AB, B Shares	337,127	8,411,232
Evolution AB	102,373	11,310,696
Fastighets AB Balder, B Shares *	354,296	2,233,236
Getinge AB, B Shares	132,855	2,796,919
H & M Hennes & Mauritz AB, B Shares (a)	360,839	5,735,463
Hexagon AB, B Shares	1,156,681	12,100,007
Holmen AB, B Shares	44,602	1,737,126
Husqvarna AB, B Shares	196,751	1,595,888
Industrivarden AB, A Shares	76,002	2,447,532
Industrivarden AB, C Shares	78,960	2,538,550
Indutrade AB	148,535	3,417,138
Investment AB Latour, B Shares	81,680	1,968,129
Investor AB, B Shares	960,383	23,522,414
L E Lundbergforetagen AB, B Shares	44,511	2,193,850
Lifco AB, B Shares	129,890	3,147,051
Nibe Industrier AB, B Shares (a)	842,772	3,888,736
Saab AB, B Shares	46,142	3,653,003
Sagax AB, B Shares	115,072	2,881,640
Sandvik AB	609,954	12,158,538
Securitas AB, B Shares (a)	275,103	2,756,972
Skandinaviska Enskilda Banken AB, A Shares	887,568	11,623,964
Skanska AB, B Shares	191,665	3,292,480
SKF AB, B Shares	191,266	3,932,058
Svenska Cellulosa AB SCA, B Shares	338,623	4,962,608
Svenska Handelsbanken AB, A Shares	817,088	7,006,793
Swedbank AB, A Shares	479,262	9,164,574
Swedish Orphan Biovitrum AB *	109,897	2,846,050
Tele2 AB, B Shares	297,520	2,774,986
Telefonaktiebolaget LM Ericsson, B Shares	1,623,379	8,238,462
SECURITY	NUMBER OF SHARES	VALUE ($)
Telia Co. AB	1,317,913	3,014,694
Volvo AB, A Shares	113,484	2,988,742
Volvo AB, B Shares	840,965	21,405,233
Volvo Car AB, B Shares *	409,365	1,270,764
		278,456,135

Switzerland 9.1%
ABB Ltd.	891,894	43,335,736
Adecco Group AG	88,523	3,096,752
Alcon, Inc.	277,478	21,276,119
Avolta AG *	54,480	2,060,261
Bachem Holding AG	19,156	1,662,008
Baloise Holding AG	25,617	3,871,058
Banque Cantonale Vaudoise	16,863	1,763,441
Barry Callebaut AG	1,921	3,104,283
BKW AG	12,413	1,842,560
Chocoladefabriken Lindt & Spruengli AG	61	7,039,562
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates	526	6,058,971
Cie Financiere Richemont SA, Class A	302,075	41,754,930
Clariant AG *	131,945	1,974,005
EMS-Chemie Holding AG	4,103	3,273,518
Geberit AG	18,611	9,934,202
Givaudan SA	5,166	22,093,786
Helvetia Holding AG	20,836	2,725,464
Holcim AG	290,029	24,277,661
Julius Baer Group Ltd.	114,211	6,128,374
Kuehne & Nagel International AG (a)	30,034	7,937,880
Logitech International SA	91,498	7,123,776
Lonza Group AG	41,727	23,033,021
Nestle SA	1,495,113	150,109,581
Novartis AG	1,146,432	111,269,796
Partners Group Holding AG	12,721	16,366,407
Roche Holding AG	392,383	94,020,537
Roche Holding AG, Bearer Shares	18,699	4,918,929
Sandoz Group AG *	234,630	7,974,345
Schindler Holding AG	12,826	3,125,103
Schindler Holding AG, Participation Certificates	22,440	5,593,309
SGS SA	84,770	7,464,476
SIG Group AG	169,287	3,382,921
Sika AG	85,173	24,228,430
Sonova Holding AG	28,656	7,921,439
Straumann Holding AG	62,086	8,253,560
Swatch Group AG	32,748	1,357,714
Swatch Group AG, Bearer Shares	15,880	3,336,567
Swiss Life Holding AG	16,307	11,003,239
Swiss Prime Site AG	42,595	3,932,917
Swiss Re AG	167,717	18,231,737
Swisscom AG	14,622	8,021,725
Temenos AG	35,842	2,229,638
UBS Group AG	1,835,120	48,196,248
VAT Group AG	14,974	7,454,966
Zurich Insurance Group AG	81,655	39,524,802
		833,285,754

United Kingdom 15.1%
3i Group PLC	541,403	19,342,944
abrdn PLC	1,071,465	1,953,903
Admiral Group PLC	143,464	4,883,104
Anglo American PLC	707,632	23,123,616
Antofagasta PLC	224,490	6,158,160
Ashtead Group PLC	245,069	17,794,926
Associated British Foods PLC	193,078	6,390,434
AstraZeneca PLC	867,217	131,165,587
See financial notes

Schwab Equity Index Funds | Semiannual Report

Schwab International Index Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Auto Trader Group PLC	502,156	4,353,431
Aviva PLC	1,542,632	8,956,751
BAE Systems PLC	1,692,193	28,144,922
Barclays PLC	8,458,192	21,325,575
Barratt Developments PLC	548,983	3,101,820
Berkeley Group Holdings PLC	57,236	3,361,219
BP PLC	9,549,071	61,549,846
British American Tobacco PLC	1,122,384	32,949,010
BT Group PLC	3,647,005	4,663,802
Bunzl PLC	191,106	7,328,493
Burberry Group PLC	206,814	2,959,226
Centrica PLC	2,970,617	4,741,912
Coca-Cola HBC AG	124,877	4,030,870
Compass Group PLC	954,580	26,550,410
CRH PLC	387,568	30,013,568
Croda International PLC	74,793	4,283,885
DCC PLC	55,439	3,785,967
Diageo PLC	1,249,118	43,169,107
Endeavour Mining PLC	107,158	2,268,869
Entain PLC	355,088	3,464,312
Experian PLC	514,020	20,732,455
Flutter Entertainment PLC *	99,308	18,397,691
Glencore PLC	5,785,689	33,664,380
GSK PLC	2,296,533	47,645,966
Haleon PLC	3,835,517	16,198,691
Halma PLC	209,798	5,749,900
Hargreaves Lansdown PLC	203,808	2,059,548
Hikma Pharmaceuticals PLC	91,392	2,194,374
HSBC Holdings PLC	10,727,685	92,987,046
Imperial Brands PLC	471,062	10,763,837
Informa PLC	795,529	7,875,647
InterContinental Hotels Group PLC	92,752	9,046,468
Intertek Group PLC	89,185	5,489,027
J Sainsbury PLC	919,672	3,016,687
JD Sports Fashion PLC	1,532,604	2,194,190
Kingfisher PLC	1,062,737	3,273,574
Land Securities Group PLC	399,110	3,225,630
Legal & General Group PLC	3,432,951	10,077,426
Lloyds Banking Group PLC	35,569,462	22,955,914
London Stock Exchange Group PLC	232,459	25,626,298
M&G PLC	1,218,103	3,049,554
Melrose Industries PLC	749,361	5,887,227
Mondi PLC	241,997	4,593,264
National Grid PLC	2,073,642	27,200,282
NatWest Group PLC	3,184,425	12,019,234
Next PLC	68,106	7,638,631
NMC Health PLC *(b)	48,950	0
Ocado Group PLC *	314,286	1,376,014
Pearson PLC	343,212	4,164,476
Persimmon PLC	181,686	2,942,046
Phoenix Group Holdings PLC	408,826	2,490,038
Prudential PLC	1,531,681	13,321,562
Reckitt Benckiser Group PLC	396,484	22,166,232
RELX PLC	1,055,004	43,346,815
Rentokil Initial PLC	1,399,372	7,063,992
Rio Tinto PLC	631,853	42,751,632
Rolls-Royce Holdings PLC *	4,689,801	24,049,412
Sage Group PLC	574,377	8,328,982
Schroders PLC	530,247	2,324,646
Segro PLC	735,136	7,732,250
Severn Trent PLC	150,112	4,627,093
Shell PLC	3,636,696	129,279,438
Smith & Nephew PLC	486,076	5,889,125
Smiths Group PLC	190,010	3,830,593
Spirax-Sarco Engineering PLC	42,016	4,623,332
SSE PLC	610,979	12,700,050
St. James's Place PLC	305,834	1,654,958
SECURITY	NUMBER OF SHARES	VALUE ($)
Standard Chartered PLC	1,268,684	10,899,947
Taylor Wimpey PLC	1,957,217	3,207,140
Tesco PLC	3,966,584	14,644,899
Unilever PLC	1,394,061	72,115,900
United Utilities Group PLC	389,909	5,082,531
Vodafone Group PLC	12,891,990	10,871,833
Whitbread PLC	102,706	4,047,929
Wise PLC, Class A *	340,431	3,271,693
WPP PLC	601,945	6,033,393
		1,390,216,561
Total Common Stocks (Cost $6,284,107,538)		9,071,617,929

PREFERRED STOCKS 0.4% OF NET ASSETS

Germany 0.4%
Bayerische Motoren Werke AG	34,682	3,563,634
Dr Ing hc F Porsche AG	63,211	5,627,450
Henkel AG & Co. KGaA	100,368	7,973,409
Porsche Automobil Holding SE	85,413	4,351,919
Sartorius AG	14,563	4,353,697
Volkswagen AG	114,555	14,033,572
		39,903,681
Total Preferred Stocks (Cost $40,568,855)		39,903,681

SHORT-TERM INVESTMENTS 0.7% OF NET ASSETS

Money Market Funds 0.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.25% (c)(d)	62,071,528	62,071,528
Total Short-Term Investments (Cost $62,071,528)		62,071,528
Total Investments in Securities (Cost $6,386,747,921)		9,173,593,138

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED DEPRECIATION ($)
FUTURES CONTRACTS
Long
MSCI EAFE Index, expires 06/21/24	796	90,246,500	(1,657,151)

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $56,674,881.
(b)	Fair valued using significant unobservable inputs (see financial note 2(a), Securities for which no quoted value is available, for additional information).
(c)	The rate shown is the annualized 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan.

ADR —	American Depositary Receipt
CVA —	Dutch Certificate
GDR —	Global Depositary Receipt
REIT —	Real Estate Investment Trust
See financial notes
Schwab Equity Index Funds | Semiannual Report

Schwab International Index Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2024 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$—	$3,894,173,370	$—	$3,894,173,370
Belgium	2,385,097	84,084,951	—	86,470,048
Denmark	273,531	338,801,099	—	339,074,630
Finland	2,282,272	89,479,312	—	91,761,584
Hong Kong	5,394,358	170,655,006	—	176,049,364
Israel	30,766,426	34,058,845	—	64,825,271
Japan	2,193,383	2,097,962,412	—	2,100,155,795
Netherlands	17,836,563	435,039,767	—	452,876,330
New Zealand	11,974,819	5,471,722	—	17,446,541
Norway	4,070,544	48,708,230	—	52,778,774
Singapore	16,806,630	110,526,896	—	127,333,526
Sweden	2,846,050	275,610,085	—	278,456,135
United Kingdom	4,593,264	1,385,623,297	0 *	1,390,216,561
Preferred Stocks[1]	—	39,903,681	—	39,903,681
Short-Term Investments[1]	62,071,528	—	—	62,071,528
Liabilities
Futures Contracts[2]	(1,657,151)	—	—	(1,657,151)
Total	$161,837,314	$9,010,098,673	$0	$9,171,935,987

*	Level 3 amount shown includes securities determined to have no value at April 30, 2024.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
See financial notes

Schwab Equity Index Funds | Semiannual Report

Schwab International Index Fund
Statement of Assets and Liabilities

As of April 30, 2024; unaudited
Assets
Investments in securities, at value - unaffiliated issuers (cost $6,386,747,921) including securities on loan of $56,674,881		$9,173,593,138
Cash		36,428,125
Foreign currency, at value (cost $14,605,668)		14,557,655
Deposit with broker for futures contracts		7,618,965
Receivables:
Dividends		36,390,219
Foreign tax reclaims		23,941,153
Fund shares sold		4,273,671
Income from securities on loan	+	94,246
Total assets		9,296,897,172

Liabilities
Collateral held for securities on loan		62,071,528
Payables:
Investments bought		24,816,869
Fund shares redeemed		6,953,512
Variation margin on futures contracts		1,233,687
Investment adviser fees	+	456,391
Total liabilities		95,531,987
Net assets		$9,201,365,185

Net Assets by Source
Capital received from investors		$7,383,451,701
Total distributable earnings	+	1,817,913,484
Net assets		$9,201,365,185

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$9,201,365,185		398,281,283		$23.10

See financial notes
Schwab Equity Index Funds | Semiannual Report

Schwab International Index Fund
Statement of Operations

For the period November 1, 2023 through April 30, 2024; unaudited
Investment Income
Dividends received from securities - unaffiliated issuers (net of foreign withholding tax of $15,221,312)		$132,529,244
Other interest		263,262
Securities on loan, net	+	145,445
Total investment income		132,937,951

Expenses
Investment adviser fees		2,651,901
Professional fees	+	19,118 [1]
Total expenses		2,671,019
Expense reduction	–	19,118 [1]
Net expenses	–	2,651,901
Net investment income		130,286,050

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - unaffiliated issuers		(68,632,986)
Net realized gains on futures contracts		8,086,875
Net realized losses on foreign currency transactions	+	(62,073)
Net realized losses		(60,608,184)
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers		1,280,050,330
Net change in unrealized appreciation (depreciation) on futures contracts		208,246
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	(676,843)
Net change in unrealized appreciation (depreciation)	+	1,279,581,733
Net realized and unrealized gains		1,218,973,549
Increase in net assets resulting from operations		$1,349,259,599

[1]
Professional fees associated with the filing of foreign withholding tax claims in the European Union are deemed to be non-contingent and non-routine expenses of the fund
(see financial notes 2(d) and 4 for additional information).

See financial notes

Schwab Equity Index Funds | Semiannual Report

Schwab International Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	11/1/23-4/30/24		11/1/22-10/31/23
Net investment income		$130,286,050	$253,165,280
Net realized losses		(60,608,184)	(324,397,418)
Net change in unrealized appreciation (depreciation)	+	1,279,581,733	1,142,537,840
Increase in net assets resulting from operations		$1,349,259,599	$1,071,305,702

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($284,048,299 )	($210,690,877 )

TRANSACTIONS IN FUND SHARES
	11/1/23-4/30/24			11/1/22-10/31/23
		SHARES	VALUE	SHARES	VALUE
Shares sold		40,844,352	$926,278,473	103,868,172	$2,222,077,962
Shares reinvested		9,247,190	203,253,237	7,715,248	151,373,159
Shares redeemed	+	(41,838,932)	(945,851,672)	(113,838,437)	(2,408,660,480)
Net transactions in fund shares		8,252,610	$183,680,038	(2,255,017)	($35,209,359 )

SHARES OUTSTANDING AND NET ASSETS
	11/1/23-4/30/24			11/1/22-10/31/23
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		390,028,673	$7,952,473,847	392,283,690	$7,127,068,381
Total increase (decrease)	+	8,252,610	1,248,891,338	(2,255,017)	825,405,466
End of period		398,281,283	$9,201,365,185	390,028,673	$7,952,473,847
See financial notes
Schwab Equity Index Funds | Semiannual Report

Schwab Equity Index Funds
Financial Notes, unaudited

1. Business Structure of the Funds:
Each of the funds in this report is a series of Schwab Capital Trust, except Schwab 1000 Index Fund, which is a series of Schwab Investments. Both Schwab Capital Trust and Schwab Investments (the trusts) are no-load, open-end management investment companies. Each trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trusts as of the end of the period, including the funds discussed in this report, which are highlighted:
SCHWAB CAPITAL TRUST
Schwab S&P 500 Index Fund	Schwab Target 2045 Fund
Schwab Small-Cap Index Fund	Schwab Target 2050 Fund
Schwab Total Stock Market Index Fund	Schwab Target 2055 Fund
Schwab U.S. Large-Cap Growth Index Fund	Schwab Target 2060 Fund
Schwab U.S. Large-Cap Value Index Fund	Schwab Target 2065 Fund
Schwab U.S. Mid-Cap Index Fund	Schwab Fundamental US Large Company Index Fund
Schwab International Index Fund	Schwab Fundamental US Small Company Index Fund
Schwab MarketTrack All Equity Portfolio™	Schwab Fundamental International Large Company Index Fund
Schwab MarketTrack Growth Portfolio™	Schwab Fundamental International Small Company Index Fund
Schwab MarketTrack Balanced Portfolio™	Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab MarketTrack Conservative Portfolio™	Schwab Fundamental Global Real Estate Index Fund
Schwab International Opportunities Fund	Schwab Target 2010 Index Fund
Schwab Balanced Fund	Schwab Target 2015 Index Fund
Schwab Core Equity Fund	Schwab Target 2020 Index Fund
Schwab Dividend Equity Fund	Schwab Target 2025 Index Fund
Schwab Large-Cap Growth Fund	Schwab Target 2030 Index Fund
Schwab Small-Cap Equity Fund	Schwab Target 2035 Index Fund
Schwab Health Care Fund	Schwab Target 2040 Index Fund
Schwab International Core Equity Fund	Schwab Target 2045 Index Fund
Schwab Target 2010 Fund	Schwab Target 2050 Index Fund
Schwab Target 2015 Fund	Schwab Target 2055 Index Fund
Schwab Target 2020 Fund	Schwab Target 2060 Index Fund
Schwab Target 2025 Fund	Schwab Target 2065 Index Fund
Schwab Target 2030 Fund	Schwab Monthly Income Fund – Target Payout
Schwab Target 2035 Fund	Schwab Monthly Income Fund – Flexible Payout
Schwab Target 2040 Fund	Schwab Monthly Income Fund – Income Payout

SCHWAB INVESTMENTS
Schwab 1000 Index Fund	Schwab Tax-Free Bond Fund
Schwab Treasury Inflation Protected Securities Index Fund	Schwab California Tax-Free Bond Fund
Schwab U.S. Aggregate Bond Index Fund	Schwab Opportunistic Municipal Bond Fund
Schwab Short-Term Bond Index Fund	Schwab Global Real Estate Fund
Each fund in this report offers one share class. Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the funds’ Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law. The "Fund Complex" includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust.
Investment Objectives
The Schwab S&P 500 Index Fund’s goal is to track the total return of the S&P 500 Index.

The Schwab 1000 Index Fund’s goal is to match the total return of the Schwab 1000 Index.

The Schwab Small-Cap Index Fund’s goal is to track the performance of a benchmark index that measures the total return of small capitalization U.S. Stocks.

The Schwab Total Stock Market Index Fund’s goal is to track the total return of the entire U.S. stock market, as measured by the Dow Jones U.S. Total Stock Market IndexSM.

Schwab Equity Index Funds | Semiannual Report

Schwab Equity Index Funds
Financial Notes, unaudited (continued)

1. Business Structure of the Funds (continued):

The Schwab U.S. Large-Cap Growth Index Fund’s goal is to track the performance of a benchmark index that measures the total return of large capitalization U.S. growth stocks.

The Schwab U.S. Large-Cap Value Index Fund’s goal is to track the performance of a benchmark index that measures the total return of large capitalization U.S. value stocks.

The Schwab U.S. Mid-Cap Index Fund’s goal is to track the performance of a benchmark index that measures the total return of mid capitalization U.S. stocks.

The Schwab International Index Fund’s goal is to track the performance of a benchmark index that measures the total return of large, publicly traded non-U.S. companies from countries with developed equity markets outside of the United States.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
The funds may invest in mutual funds and exchange-traded funds (ETFs), which are referred to as "underlying funds". For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports, which are filed with the U.S. Securities and Exchange Commission (SEC) and are available on the SEC’s website at www.sec.gov.
(a) Security Valuation:
Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated authority to a Valuation Designee, the funds’ investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in the funds’ portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
● Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
● Foreign equity security fair valuation: The Valuation Designee has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the valuation of a fund’s holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, the Valuation Designee seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of a fund’s portfolio holdings and the NAV of a fund’s shares and seeks to help ensure that the prices at which a fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of a fund and that of its comparative index or benchmark.
● Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
● Mutual funds: Mutual funds are valued at their respective NAVs.
● Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value a fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including
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Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
● Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, ETFs and futures contracts. Mutual funds and ETFs are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2, or Level 3 in the fair value hierarchy.
● Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include forward foreign currency exchange contracts, U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the valuation of a fund’s holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of foreign markets. The Valuation Designee has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets.
● Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore a fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the funds’ investments as of April 30, 2024, are disclosed in each fund’s Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Futures Contracts: Futures contracts are instruments that represent an agreement between two parties that obligates one party to buy, and the other party to sell, specific instruments at an agreed upon price on a stipulated future date. A fund must give the broker a deposit of cash and/or securities (initial margin) whenever it enters into a futures contract. The amount of the deposit may vary from one contract to another. Subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized. Futures contracts are traded publicly on exchanges, and their value may change daily.

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2. Significant Accounting Policies (continued):
Securities Lending: Under the trusts’ Securities Lending Program, a fund (lender), may make short-term loans of its securities to another party (borrower) to generate additional revenue for the fund. The borrower pledges collateral in the form of cash, securities issued or fully guaranteed by the U.S. government or foreign governments, or letters of credit issued by a bank.  Collateral at the individual loan level is required to be maintained on a daily marked-to-market basis in an amount at least equal to the current value of the securities loaned. The lending agent provides a fund with indemnification against borrower default (the borrower fails to return the security on loan) reducing the risk of loss as a result of default. The cash collateral of securities loaned is currently invested in money market portfolios operating pursuant to Rule 2a-7 under the 1940 Act. Each fund bears the risk of loss with respect to the investment of cash collateral. The terms of the securities lending agreement allow the funds or the lending agent to terminate any loan at any given time and the securities must be returned within the earlier of the standard trade settlement period or the specified time period under the relevant securities lending agreement. Securities lending income, as disclosed in each fund’s Statement of Operations, if applicable, represents the income earned from the investment of the cash collateral plus any fees paid by borrowers, less the fees paid to the lending agent and broker rebates which are subject to adjustments pursuant to the securities lending agreement. On loans not collateralized by cash, a fee is received from the borrower, and is allocated between a fund and the lending agent.  The aggregate fair value of securities loaned will not at any time exceed one-third of the total assets of a fund, including collateral received from the loan. Securities lending fees paid to the unaffiliated lending agents start at 9% of gross lending revenue, with subsequent breakpoints to a low of 5%. In this context, the gross lending revenue equals the income received from the investment of cash collateral and fees paid by borrowers less any rebates paid to the borrowers. Any expenses charged by the cash collateral fund are in addition to these fees. All remaining revenue is retained by the fund, as applicable. No portion of lending revenue is paid to or retained by the investment adviser or any of its affiliates.
As of April 30, 2024, Schwab 1000 Index Fund, Schwab Small-Cap Index Fund, Schwab Total Stock Market Index Fund, Schwab U.S. Large-Cap Growth Index Fund, Schwab U.S. Large-Cap Value Index Fund, Schwab U.S. Mid-Cap Index Fund and Schwab International Index Fund had securities on loan, all of which were classified as common stocks. The value of the securities on loan and the related collateral as of April 30, 2024, if any, are disclosed within each fund’s Portfolio Holdings and Statement of Assets and Liabilities.
Cash Investments: The funds may invest a portion of their assets in cash. Cash includes cash bank balances in an interest-bearing demand deposit account with maturity on demand by the funds.
Passive Foreign Investment Companies: Certain funds may own shares in certain foreign corporations that meet the Internal Revenue Code, as amended, definition of a Passive Foreign Investment Company (PFIC). The funds may elect for tax purposes to mark-to-market annually the shares of each PFIC lot held and would be required to distribute as ordinary income to shareholders any such marked-to-market gains (as well as any gains realized on sale).
Central Securities Depositories Regulation: The Central Securities Depositories Regulation (CSDR) introduced measures for the authorization and supervision of European Union Central Security Depositories and created a common set of prudential, organizational, and conduct of business standards at a European level. CSDR is designed to support securities settlement and operational aspects of securities settlement, including the provision of shorter settlement periods; mandatory buy-ins; and cash penalties, to prevent and address settlement fails. CSDR measures are aimed to prevent settlement fails by ensuring that all transaction details are provided to facilitate settlement, as well as further incentivizing timely settlement by imposing cash penalty fines and buy-ins. The Schwab International Index Fund may be subject to pay cash penalties and may also receive cash penalties with certain counterparties in instances where there are settlement fails. These cash penalties are included within net realized gains (losses) on sales of securities within the Schwab International Index Fund’s Statement of Operations.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
Assets and liabilities denominated in foreign currencies are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date. Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange appreciation or depreciation arises from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period. These realized and unrealized foreign exchange gains or losses are
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Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
reported in foreign currency transactions or translations in each fund’s Statement of Operations, if any. The funds do not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments, if any.
Gains realized by the funds on the sale of securities in certain foreign countries may be subject to non-U.S. taxes. In those instances, the funds record a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.
When a fund closes out a futures contract position, it calculates the difference between the value of the position at the beginning and at the end of the contract, and records a realized gain or loss accordingly.
(d) Investment Income:
Interest income is recorded as it accrues. Dividends, in the form of cash or non-cash income such as in the form of additional securities, and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the date the ex-dividend date is confirmed. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
Income received from foreign sources may result in withholding tax. Withholding taxes are accrued at the same time as the related income if the tax rate is fixed and known, unless a tax withheld is reclaimable from the local tax authorities in which case it is recorded as receivable. If the tax rate is not known or estimable, such expense or reclaim receivable is recorded when the net proceeds are received.
The Schwab International Index Fund filed claims to recover taxes previously withheld in certain European Union countries on the basis that those countries had purportedly violated certain provisions in the Treaty on the Functioning of the European Union. These filings are subject to various administrative and judicial proceedings within these countries, and all professional fees associated with these filings have been paid by the investment adviser. The professional fees related to European Union foreign withholding tax claims are non-contingent and non-routine fees which are subject to repayment to the investment adviser (see financial note 4 for additional information).
For U.S. income tax purposes, European Union reclaims received reduce the amounts of foreign taxes that the fund passes through to its shareholders. If European Union reclaims received exceed foreign withholding taxes paid, the Schwab International Index Fund will evaluate the requirements for entering into a closing agreement with the Internal Revenue Service (IRS) to address any prior years’ U.S. income tax liabilities attributable to fund shareholders resulting from the recovery of foreign taxes. The closing agreement would result in the fund paying a compliance fee to the IRS, on behalf of its shareholders, representing the estimated tax savings generated from foreign tax credits claimed by fund shareholders on their tax returns in prior years. During the period ended April 30, 2024, the Schwab International Index Fund did not incur any compliance fees.
(e) Expenses:
Pursuant to an Amended and Restated Investment Advisory and Administration Agreement (Advisory Agreement) between the investment adviser and each trust, the investment adviser pays the operating expenses of each fund, excluding acquired fund fees and expenses, taxes, any brokerage expenses, and extraordinary or non-routine expenses. Taxes, any brokerage expenses and extraordinary or non-routine expenses that are specific to a fund are charged directly to the fund. Acquired fund fees and expenses are indirect expenses incurred by a fund through its investments in underlying funds. Such expenses are reflected in the net asset values of the underlying funds.
(f) Distributions to Shareholders:
The funds make distributions from net investment income and net realized capital gains, if any, once a year. To receive a distribution, you must be a registered shareholder on the record date. Distributions are paid to shareholders on the payable date.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.

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Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(h) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.
(i) Foreign Taxes:
The funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, corporate events, foreign currency exchanges and capital gains on investments. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in foreign markets in which the funds invest. These foreign taxes, if any, are paid by the funds and are disclosed within each fund’s Statement of Operations. Foreign taxes accrued as of April 30, 2024, if any, are reflected within each fund’s Statement of Assets and Liabilities.
(j) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.
(k) Regulatory Update:
Effective January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these rule and form amendment changes on the content of the current shareholder report and the newly created annual and semiannual streamlined shareholder reports.

3. Risk Factors:
Investing in the funds may involve certain risks, as discussed in the funds’ prospectuses, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters and epidemics, may also negatively affect the financial markets. As with any investment whose performance is tied to these markets, the value of an investment in a fund will fluctuate, which means that an investor could lose money over short or long periods.
Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.
Investment Style Risk. The funds are index funds. Therefore, each fund follows the securities included in its respective index during upturns as well as downturns. Because of its indexing strategy, a fund does not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of a fund’s expenses, a fund’s performance may be below that of the index. Errors relating to the index may occur from time to time and may not be identified by the index provider for a period of time. In addition, market disruptions could cause delays in an index’s rebalancing schedule. Such errors and/or market disruptions may result in losses for a fund.
Tracking Error Risk. As index funds, each fund seeks to track the performance of its respective index, although it may not be successful in doing so. The divergence between the performance of a fund and the index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.
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Financial Notes, unaudited (continued)

3. Risk Factors (continued):
Sampling Index Tracking Risk. To the extent a fund uses sampling techniques, a fund will not fully replicate its index and may hold securities not included in the index. As a result, a fund will be subject to the risk that the investment adviser’s investment strategy, the implementation of which is subject to a number of constraints, may not produce the intended results. If a fund utilizes a sampling approach, it may not track the return of the index as well as it would if the fund purchased all of the securities in the index.
Concentration Risk. To the extent that a fund’s or its respective index’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector, country or asset class, the fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more vulnerable to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector, country or asset class.
Market Capitalization Risk. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. During a period when securities of a particular market capitalization fall behind other types of investments, the fund’s performance could be impacted.
Large-Cap Company Risk. Large-cap companies are generally more mature and the securities issued by these companies may not be able to reach the same levels of growth as the securities issued by small- or mid-cap companies.
Mid-Cap Company Risk. Mid-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies and the value of securities issued by these companies may move sharply.
Small-Cap Company Risk. Securities issued by small-cap companies may be riskier than those issued by larger companies, and their prices may move sharply, especially during market upturns and downturns.
Growth Investing Risk. Growth stocks can be volatile. Growth companies usually invest a high portion of earnings in their businesses and may lack the dividends of value stocks that can cushion stock prices in a falling market. The prices of growth stocks are based largely on projections of the issuer’s future earnings and revenues. If a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically. Growth stocks may also be more expensive relative to their earnings or assets compared to value or other stocks.
Value Investing Risk. Certain funds emphasize a “value” style of investing, which targets undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on “value” securities may not move in tandem with the returns on other styles of investing or the stock market in general.
Foreign Investment Risk. A fund’s investments in securities of foreign issuers involve certain risks that may be greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of a fund’s investments, and could impair the fund’s ability to meet its investment objective or invest in accordance with its investment strategy. There is a risk that investments in securities denominated in, and/or receiving revenues in, foreign currencies will decline in value relative to the U.S. dollar. Foreign securities also include American Depositary Receipts, Global Depositary Receipts (GDRs) and European Depositary Receipts, which may be less liquid than the underlying shares in their primary trading market, and GDRs, in particular, many of which are issued by companies in emerging markets, may be more volatile. To the extent a fund’s investments in a single country or a limited number of countries represent a large percentage of the fund’s assets, the fund’s performance may be adversely affected by the economic, political, regulatory and social conditions in those countries, and the fund’s price may be more volatile than the price of a fund that is geographically diversified.
Derivatives Risk. A fund may use derivatives to enhance returns or hedge against market declines. Examples of derivatives are futures and options on futures. An option is the right to buy or sell an instrument at a specific price before a specific date. A future is an agreement to buy or sell a financial instrument at a specific price on a specific day. The use of derivatives that are subject to regulation by the Commodity Futures Trading Commission (CFTC) could cause a fund to become a commodity pool, which would require the fund to comply with certain CFTC rules.
A fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Certain of these risks, such as liquidity risk and market risk, are discussed elsewhere in this section. A fund’s use of derivatives is also subject to lack of availability risk, credit risk, leverage risk, valuation risk, correlation risk and tax risk. Lack of availability risk is the risk that suitable derivative transactions may not be available in all circumstances for risk management or other purposes. Credit risk is the risk that the counterparty to a derivatives transaction may not fulfill its obligations. Leverage risk is the risk that a small percentage of assets invested in derivatives can have a

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Financial Notes, unaudited (continued)

3. Risk Factors (continued):
disproportionately large impact on a fund. Valuation risk is the risk that a particular derivative may be valued incorrectly. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of derivatives may cause a fund to realize higher amounts of short-term capital gains. A fund’s use of derivatives could reduce the fund’s performance, increase its volatility and cause the fund to lose more than the initial amount invested. A fund’s use of derivatives also could create a risk of counterparty default under certain transactions, risks that the fund would need to liquidate portfolio positions when it may not be advantageous to do so in order to meet margin and payment obligations, and legal risks relating to insufficient documentation, insufficient capacity or authority of a counterparty, or legality or enforceability of a contract.
Liquidity Risk. A fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the fund may have to sell them at a loss.
Securities Lending Risk. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.
Non-Diversification Risk. To the extent that a fund becomes non-diversified as necessary to approximate the composition of its respective index, it may invest in the securities of relatively few issuers. As a result, a single adverse economic or regulatory occurrence may have a more significant effect on the fund’s investments, and the fund may experience increased volatility.
Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.

4. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management Inc., dba Schwab Asset Management, a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to an Advisory Agreement between the investment adviser and each trust.
For its advisory and administrative services to the funds, the investment adviser is entitled to receive an annual fee, payable monthly, based on a percentage of each fund’s average daily net assets as follows:
SCHWAB S&P 500 INDEX FUND	SCHWAB 1000 INDEX FUND	SCHWAB SMALL-CAP INDEX FUND	SCHWAB TOTAL STOCK MARKET INDEX FUND	SCHWAB U.S. LARGE-CAP GROWTH INDEX FUND	SCHWAB U.S. LARGE-CAP VALUE INDEX FUND	SCHWAB U.S. MID-CAP INDEX FUND	SCHWAB INTERNATIONAL INDEX FUND
0.02%	0.05%	0.04%	0.03%	0.035%	0.035%	0.04%	0.06%
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Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):
Investments from Affiliates
Certain funds in the Fund Complex may own shares of other funds in the Fund Complex. The table below reflects the percentages of shares of each fund in this report that are owned by other funds in the Fund Complex as of April 30, 2024, as applicable:
UNDERLYING FUNDS
	SCHWAB S&P 500 INDEX FUND	SCHWAB SMALL-CAP INDEX FUND	SCHWAB U.S. LARGE-CAP GROWTH INDEX FUND	SCHWAB U.S. MID-CAP INDEX FUND	SCHWAB INTERNATIONAL INDEX FUND
Schwab MarketTrack All Equity Portfolio	0.3%	1.2%	3.4%	— %	1.5%
Schwab MarketTrack Balanced Portfolio	0.1%	0.4%	1.4%	— %	0.6%
Schwab MarketTrack Conservative Portfolio	0.0%*	0.1%	0.3%	— %	0.1%
Schwab MarketTrack Growth Portfolio	0.2%	1.0%	3.0%	— %	1.2%
Schwab Target 2010 Fund	0.0%*	— %	— %	0.0%*	— %
Schwab Target 2015 Fund	0.0%*	— %	— %	0.0%*	— %
Schwab Target 2020 Fund	0.1%	— %	— %	0.3%	— %
Schwab Target 2025 Fund	0.1%	— %	— %	0.5%	— %
Schwab Target 2030 Fund	0.2%	— %	— %	1.0%	— %
Schwab Target 2035 Fund	0.1%	— %	— %	0.7%	— %
Schwab Target 2040 Fund	0.2%	— %	— %	1.4%	— %
Schwab Target 2045 Fund	0.1%	— %	— %	0.4%	— %
Schwab Target 2050 Fund	0.1%	— %	— %	0.4%	— %
Schwab Target 2055 Fund	0.0%*	— %	— %	0.3%	— %
Schwab Target 2060 Fund	0.0%*	— %	— %	0.1%	— %
Schwab Target 2065 Fund	0.0%*	— %	— %	0.0%*	— %

*	Less than 0.05%
Other Affiliated Transactions
The professional fees related to European Union foreign withholding tax claims discussed in financial note 2(d) are non-contingent and non-routine expenses. The investment adviser agreed to pay these professional fees, on behalf of the Schwab International Index Fund, subject to reimbursement by the fund to the investment adviser to the extent the fund is able to successfully recover tax claims withheld in the future.
For the period ended April 30, 2024, the professional fees incurred by the Schwab International Index Fund and paid by the investment adviser were $19,118, as shown as Professional fees in the fund’s Statement of Operations.
During the period ended April 30, 2024, Schwab International Index Fund did not recover any previously withheld foreign taxes and made no reimbursements to the investment adviser.
As of April 30, 2024, the balance of professional fees related to foreign withholding tax claims subject to future reimbursement by the Schwab International Index Fund to the investment adviser was $35,910.
No other amounts for additional foreign withholding tax claims are reflected in the financial statements due to the uncertainty surrounding the ultimate resolution of proceedings, the likelihood of receipt of these claims, and the potential timing of payment.
Interfund Transactions
The funds may engage in direct transactions with certain other funds in the Fund Complex in accordance with procedures adopted by the Board pursuant to Rule 17a-7 under the 1940 Act. When one fund is seeking to sell a security that another fund is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs while allowing each fund to execute the transaction at the current market price. This practice is limited to funds that share the same investment adviser, trustees and/or

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Schwab Equity Index Funds
Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):
officers The net realized gains or losses on sales of interfund transactions are recorded in Net realized gains (losses) on sales of securities — unaffiliated issuers in the Statement of Operations. For the period ended April 30, 2024, each fund’s purchases and sales of securities with other funds in the Fund Complex as well as any realized gains (losses) were as follows:
	PURCHASE COST	SALE PROCEEDS	REALIZED GAINS (LOSSES)
Schwab S&P 500 Index Fund	$127,203,038	$111,644,837	($18,418,900 )
Schwab 1000 Index Fund	26,734,890	15,122,882	(2,061,699)
Schwab Small-Cap Index Fund	12,987,000	32,891,527	(4,622,990)
Schwab Total Stock Market Index Fund	104,893,274	17,561,641	(29,994,370)
Schwab U.S. Large-Cap Growth Index Fund	11,291,494	1,078,081	(257,174)
Schwab U.S. Large-Cap Value Index Fund	2,390,500	1,981,124	9,066
Schwab U.S. Mid-Cap Index Fund	2,140,335	6,649,493	(1,469,836)
Schwab International Index Fund	112,788	49,507,742	(3,777,362)
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other funds in the Fund Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The funds had no interfund borrowing or lending activity during the period.

5. Board of Trustees:
The Board may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trusts were in compliance with these limitations throughout the report period. The funds did not pay any interested persons or non-interested persons (independent trustees). The independent trustees are paid by the investment adviser. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

6. Borrowing from Banks:
During the period, the funds were participants with other funds in the Fund Complex in a joint, syndicated, committed $1 billion line of credit (the Syndicated Credit Facility), maturing on September 26, 2024. Under the terms of the Syndicated Credit Facility, in addition to the investment adviser paying the interest charged on any borrowings by a fund, the investment adviser paid a commitment fee of 0.15% per annum on the funds’ proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the funds were participants with other funds in the Fund Complex in a joint, unsecured, uncommitted $400 million line of credit (the Uncommitted Credit Facility), with State Street Bank and Trust Company, maturing on September 26, 2024. Under the terms of the Uncommitted Credit Facility, the investment adviser pays interest on the amount a fund borrows. There were no borrowings by any of the funds from either line of credit during the period.
The funds also have access to custodian overdraft facilities. A fund may have utilized the overdraft facility and incurred an interest expense, which is paid by the investment adviser. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Derivatives:
Certain funds entered into futures contracts during the report period to equitize available cash. Refer to financial note 2(b) for the funds’ accounting policies with respect to futures contracts and financial note 3 for disclosures concerning the risks of investing in futures contracts.
Schwab Equity Index Funds | Semiannual Report

Schwab Equity Index Funds
Financial Notes, unaudited (continued)

7. Derivatives (continued):
As of April 30, 2024, the Statement of Assets and Liabilities included the following financial derivative instrument fair values held at period end:
	EQUITY CONTRACTS	TOTAL
Asset Derivatives
Schwab Small-Cap Index Fund
Futures Contracts[1]	$159,016	$159,016
Schwab U.S. Large-Cap Growth Index Fund
Futures Contracts[1]	42,835	42,835

[1]
Includes cumulative unrealized appreciation of futures contracts as reported in the fund’s Portfolio Holdings. Only current day’s variation margin on futures contracts is reported in the Statement of Assets and Liabilities.

Liability Derivatives
Schwab S&P 500 Index Fund
Futures Contracts[1]	($1,359,958 )	($1,359,958 )
Schwab 1000 Index Fund
Futures Contracts[1]	(1,245,549)	(1,245,549)
Schwab Total Stock Market Index Fund
Futures Contracts[1]	(1,645,219)	(1,645,219)
Schwab U.S. Large-Cap Value Index Fund
Futures Contracts[1]	(38,433)	(38,433)
Schwab U.S. Mid-Cap Index Fund
Futures Contracts[1]	(33,305)	(33,305)
Schwab International Index Fund
Futures Contracts[1]	(1,657,151)	(1,657,151)

[1]
Includes cumulative unrealized depreciation of futures contracts as reported in each fund’s Portfolio Holdings. Only current day’s variation margin on futures contracts is reported in the Statement of Assets and Liabilities.

Schwab Equity Index Funds | Semiannual Report

Schwab Equity Index Funds
Financial Notes, unaudited (continued)

7. Derivatives (continued):
The effects of the derivative contracts in the Statement of Operations for the period ended April 30, 2024, were:
	EQUITY CONTRACTS	TOTAL
Net Realized Gains (Losses)
Schwab S&P 500 Index Fund
Futures Contracts[1]	$48,313,617	$48,313,617
Schwab 1000 Index Fund
Futures Contracts[1]	7,742,689	7,742,689
Schwab Small-Cap Index Fund
Futures Contracts[1]	1,817,554	1,817,554
Schwab Total Stock Market Index Fund
Futures Contracts[1]	16,256,342	16,256,342
Schwab U.S. Large-Cap Growth Index Fund
Futures Contracts[1]	1,291,058	1,291,058
Schwab U.S. Large-Cap Value Index Fund
Futures Contracts[1]	500,970	500,970
Schwab U.S. Mid-Cap Index Fund
Futures Contracts[1]	1,150,615	1,150,615
Schwab International Index Fund
Futures Contracts[1]	8,086,875	8,086,875

[1]	Statement of Operations location: Net realized gains (losses) on futures contracts.

Net Change in Unrealized Appreciation (Depreciation)
Schwab S&P 500 Index Fund
Futures Contracts[1]	$4,442,430	$4,442,430
Schwab 1000 Index Fund
Futures Contracts[1]	1,979,523	1,979,523
Schwab Small-Cap Index Fund
Futures Contracts[1]	923,370	923,370
Schwab Total Stock Market Index Fund
Futures Contracts[1]	1,152,367	1,152,367
Schwab U.S. Large-Cap Growth Index Fund
Futures Contracts[1]	119,989	119,989
Schwab U.S. Large-Cap Value Index Fund
Futures Contracts[1]	(38,226)	(38,226)
Schwab U.S. Mid-Cap Index Fund
Futures Contracts[1]	(53,199)	(53,199)
Schwab International Index Fund
Futures Contracts[1]	208,246	208,246

[1]	Statement of Operations location: Net change in unrealized appreciation (depreciation) on futures contracts.
Schwab Equity Index Funds | Semiannual Report

Schwab Equity Index Funds
Financial Notes, unaudited (continued)

7. Derivatives (continued):
During the period ended April 30, 2024, the month-end average notional amounts of futures contracts held by the funds and the month-end average number of contracts held were as follows:
	NOTIONAL AMOUNTS	NUMBER OF CONTRACTS
Schwab S&P 500 Index Fund	$308,621,904	1,280
Schwab 1000 Index Fund	67,017,311	280
Schwab Small-Cap Index Fund	25,757,151	260
Schwab Total Stock Market Index Fund	90,062,054	458
Schwab U.S. Large-Cap Growth Index Fund	7,935,675	33
Schwab U.S. Large-Cap Value Index Fund	3,086,766	13
Schwab U.S. Mid-Cap Index Fund	5,507,683	20
Schwab International Index Fund	76,226,526	689

8. Purchases and Sales of Investment Securities:
For the period ended April 30, 2024, purchases and sales of securities (excluding in-kind transactions and short-term obligations) were as follows:
	PURCHASES OF SECURITIES	SALES OF SECURITIES
Schwab S&P 500 Index Fund	$4,578,267,576	$511,461,176
Schwab 1000 Index Fund	187,878,936	94,593,001
Schwab Small-Cap Index Fund	258,143,151	310,640,672
Schwab Total Stock Market Index Fund	974,308,274	97,318,115
Schwab U.S. Large-Cap Growth Index Fund	560,195,249	30,892,144
Schwab U.S. Large-Cap Value Index Fund	62,720,498	54,938,504
Schwab U.S. Mid-Cap Index Fund	154,323,919	39,906,532
Schwab International Index Fund	455,657,623	435,939,411
During the period ended April 30, 2024, the following funds had transactions in connection with in-kind transactions:
	IN-KIND PURCHASES OF SECURITIES	IN-KIND SALES OF SECURITIES
Schwab 1000 Index Fund	$—	$59,907,335
Schwab Small-Cap Index Fund	—	4,481,718
The funds may realize net capital gains or losses resulting from in-kind redemptions. Because such gains or losses are not taxable to the funds and are not distributed to existing fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to capital received from investors at the end of the funds’ tax year. These reclassifications have no effect on net assets or net asset values per share. The net realized gains or losses on sales of in-kind redemptions for the period ended April 30, 2024, are disclosed in the funds’ Statements of Operations, if any.

Schwab Equity Index Funds | Semiannual Report

Schwab Equity Index Funds
Financial Notes, unaudited (continued)

 9. Federal Income Taxes:
As of April 30, 2024, the tax basis cost of the funds’ investments and gross unrealized appreciation and depreciation were as follows:
	TAX COST	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)
Schwab S&P 500 Index Fund	$38,368,731,524	$51,046,501,171	($1,453,851,939 )	$49,592,649,232
Schwab 1000 Index Fund	3,477,801,123	12,102,307,124	(175,061,576)	11,927,245,548
Schwab Small-Cap Index Fund	4,568,390,340	1,925,396,734	(809,765,080)	1,115,631,654
Schwab Total Stock Market Index Fund	10,936,844,270	11,839,310,322	(598,819,833)	11,240,490,489
Schwab U.S. Large-Cap Growth Index Fund	1,613,904,104	603,683,125	(14,364,335)	589,318,790
Schwab U.S. Large-Cap Value Index Fund	567,435,044	149,270,257	(19,910,349)	129,359,908
Schwab U.S. Mid-Cap Index Fund	1,182,002,302	296,512,581	(82,306,801)	214,205,780
Schwab International Index Fund	6,774,435,648	2,704,377,677	(306,877,338)	2,397,500,339
Capital loss carryforwards have no expiration and may be used to offset future realized capital gains for federal income tax purposes. As of October 31, 2023, the funds had capital loss carryforwards available as follows:

Schwab S&P 500 Index Fund	$268,609,359
Schwab 1000 Index Fund	106,818,293
Schwab Small-Cap Index Fund	134,895,627
Schwab Total Stock Market Index Fund	109,439,609
Schwab U.S. Large-Cap Growth Index Fund	38,407,381
Schwab U.S. Large-Cap Value Index Fund	—
Schwab U.S. Mid-Cap Index Fund	11,482,459
Schwab International Index Fund	560,508,636
The tax basis components of distributions and components of distributable earnings on a tax basis are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of April 30, 2024. The tax basis components of distributions paid during the fiscal year ended October 31, 2023 were as follows:
	PRIOR FISCAL YEAR END DISTRIBUTIONS
	ORDINARY INCOME	LONG-TERM CAPITAL GAINS
Schwab S&P 500 Index Fund	$999,828,367	$—
Schwab 1000 Index Fund	187,210,509	—
Schwab Small-Cap Index Fund	67,319,807	—
Schwab Total Stock Market Index Fund	253,821,250	—
Schwab U.S. Large-Cap Growth Index Fund	8,433,385	—
Schwab U.S. Large-Cap Value Index Fund	13,415,952	794,933
Schwab U.S. Mid-Cap Index Fund	13,525,251	782,797
Schwab International Index Fund	210,690,877	—
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts in the financial statements. The funds may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Schwab Equity Index Funds | Semiannual Report

Schwab Equity Index Funds
Financial Notes, unaudited (continued)

9. Federal Income Taxes (continued):
As of October 31, 2023, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in each fund’s Statement of Operations. During the fiscal year ended October 31, 2023, the funds did not incur any interest or penalties.

10. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

Schwab Equity Index Funds | Semiannual Report

Schwab Equity Index Funds
Trustees and Officers

The tables below give information about the trustees and officers of Schwab Capital Trust and Schwab Investments, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 106 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the funds’ Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Michael J. Beer 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2022)	Retired. Director, President and Chief Executive Officer (Dec. 2016 – Sept. 2019), Principal Funds (investment management).	106	Director (2016 – 2019), Principal Funds, Inc.
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor.	106	None
Nancy F. Heller 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Retired.	106	None
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	106	Director (2004 – present), Corcept Therapeutics Incorporated Director (2009 – 2021), Adamas Pharmaceuticals, Inc. Director (2003 – 2019), Symantec Corporation
Jane P. Moncreiff 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2019)	Consultant (2018 – present), Fulham Advisers LLC (management consulting); Chief Investment Officer (2009 – 2017), CareGroup Healthcare System, Inc. (healthcare).	106	None
Schwab Equity Index Funds | Semiannual Report

Schwab Equity Index Funds
Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant (2008 – present), Patmore Management Consulting (management consulting).	106	None
J. Derek Penn 1957 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2021)	Head of Equity Sales and Trading (2006 – 2018), BNY Mellon (financial services).	106	None

Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)
Co-Chairman of the Board (July 2022 – present), Director and Chief
Executive Officer (Oct. 2008 – present) and President
(Feb. 2007 – Oct. 2021), The Charles Schwab Corporation; President and
Chief Executive Officer (Oct. 2008 – Oct. 2021) and Director
(May 2008 – Oct. 2021), Charles Schwab & Co., Inc.; Co-Chairman of the
Board (July 2022 – present) and Director (Apr. 2006 – present), Charles
Schwab Bank, SSB; Co-Chairman of the Board (July 2022 – present) and
Director (Nov. 2017 – present), Charles Schwab Premier Bank, SSB;
Co-Chairman of the Board (July 2022 – present) and Director
(July 2019 – present), Charles Schwab Trust Bank; Director
(May 2008 – present), Chief Executive Officer (Aug. 2017 – present) and
President (Aug. 2017 – Nov. 2021), Schwab Holdings, Inc.; Manager
(Sept. 2023 – present), TD Ameritrade Holding LLC; Director
(Oct. 2020 – Aug. 2023), TD Ameritrade Holding Corporation; Director
(July 2016 – Oct. 2021), Charles Schwab Investment Management, Inc.
		106	Director (2008 – present), The Charles Schwab Corporation
Richard A. Wurster[2] 1973 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2022)
President (Oct. 2021 – present) and Executive Vice President – Schwab
Asset Management Solutions (Apr. 2019 – Oct. 2021), The Charles
Schwab Corporation; President, Director (Oct. 2021 – present), Executive
Vice President – Schwab Asset Management Solutions
(July 2019 – Oct. 2021) and Senior Vice President – Advisory
(May 2016 – July 2019), Charles Schwab & Co., Inc.; President
(Nov. 2021 – present), Schwab Holdings, Inc.; Director
(Oct. 2021 – present) and Chief Executive Officer (Nov. 2019 – Jan. 2022),
Charles Schwab Investment Management, Inc.; Director, Chief Executive
Officer and President (Mar. 2018 – Oct. 2022), Charles Schwab Investment
Advisory, Inc.; Chief Executive Officer (July 2016 – Apr. 2018) and
President (Mar. 2017 – Apr. 2018), ThomasPartners, Inc.; Chief Executive
Officer (July 2016 – Apr. 2018), Windhaven Investment Management, Inc.
		106	None

Schwab Equity Index Funds | Semiannual Report

Schwab Equity Index Funds
Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Omar Aguilar
1970
Chief Executive Officer, President and Chief Investment
Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2011)

Chief Executive Officer (Jan. 2022 – present), President (Oct. 2023 – present), (Chief
Investment Officer (Apr. 2011 – present) and Senior Vice President (Apr. 2011 – Jan. 2022),
Charles Schwab Investment Management, Inc.; Director, Chief Executive Officer and
President (Oct. 2022 – present), Charles Schwab Investment Advisory, Inc.; Chief Executive
Officer (Sept. 2023 – present), President (Oct. 2023 – present), Chief Investment Officer
(June 2011 – present) and Vice President (June 2011 – Sept. 2023), Schwab Funds, Laudus
Trust and Schwab ETFs.

Mark Fischer
1970
Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2013)

Chief Operating Officer (Dec. 2020 – present) and Treasurer and Chief Financial Officer
(Jan. 2016 – Dec. 2022), Schwab Funds, Laudus Trust and Schwab ETFs; Chief Financial
Officer (Mar. 2020 – present), Chief Operating Officer (Oct. 2023 – present), Managing
Director (Mar. 2023 – present) and Vice President (Oct. 2013 – Mar. 2023), Charles Schwab
Investment Management, Inc.

Dana Smith
1965
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2023)

Treasurer and Chief Financial Officer (Jan. 2023 – present) and Assistant Treasurer
(Dec. 2015 – Dec. 2022), Schwab Funds, Laudus Trust and Schwab ETFs; Managing Director
(Mar. 2023 – present), Vice President (Mar. 2022 – Mar. 2023) and Director
(Oct. 2015 – Mar. 2022), Charles Schwab Investment Management, Inc.; Managing Director
(May 2022 – present) and Vice President (Apr. 2022 – May 2022), Charles Schwab & Co., Inc.

Patrick Cassidy
1964
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2018)

Chief Investment Officer (Oct. 2023 – present) and Vice President (Feb. 2018 – present),
Schwab Funds, Laudus Trust and Schwab ETFs; Managing Director (Mar. 2023 – present),
Chief Investment Officer (Oct. 2023 – present), and Senior Vice President
(Oct. 2012 – Mar. 2023), Charles Schwab Investment Management, Inc.

William P. McMahon, Jr.
1972
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2021)

Managing Director (Mar. 2023 – present), Senior Vice President (Jan. 2020 – Mar. 2023) and
Chief Investment Officer (Jan. 2020 – present) Charles Schwab Investment
Management, Inc.; Vice President and Chief Investment Officer (June 2021 – present),
Schwab Funds, Laudus Trust and Schwab ETFs; Senior Vice President and Chief Investment
Officer – ThomasPartners Strategies (Apr. 2018 – Dec. 2019), Charles Schwab Investment
Advisory, Inc.; Senior Vice President and Chief Investment Officer (May 2001 – Apr. 2018),
ThomasPartners, Inc.

Catherine MacGregor
1964
Chief Legal Officer and Secretary, Schwab Funds and
Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Trust
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios and Laudus Trust since 2005; Schwab Strategic
Trust since 2009)

Chief Legal Officer (Mar. 2022 – present), Managing Director (Mar. 2023 – present) and Vice
President (Sept. 2005 – Mar. 2023), Charles Schwab Investment Management, Inc.;
Managing Director (May 2022 – present) and Vice President (Aug. 2005 – May 2022), Charles
Schwab & Co., Inc.; Vice President (Dec. 2005 – present) and Chief Legal Officer and Clerk
(Mar. 2007 – present), Laudus Trust; Chief Legal Officer and Secretary (Oct. 2021 – present),
Vice President (Nov. 2005 – Oct. 2021) and Assistant Secretary (June 2007 – Oct. 2021),
Schwab Funds; Chief Legal Officer and Secretary (Oct. 2021 – present), Vice President and
Assistant Secretary (Oct. 2009 – Oct. 2021), Schwab ETFs.

1
Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
2
Mr. Bettinger and Mr. Wurster are Interested Trustees. Mr. Bettinger and Mr. Wurster are Interested Trustees because each owns stock of The Charles Schwab Corporation (CSC), the parent company of Charles Schwab Investment Management, Inc., the investment adviser for the trusts in the Fund Complex, and is an employee of Charles Schwab & Co., Inc. (Schwab), the principal underwriter for The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust.
3
The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.
Schwab Equity Index Funds | Semiannual Report

Schwab Equity Index Funds
Glossary

asset allocation The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.
asset class A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.
bond A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the coupon rate) until a specified date (the maturity date), at which time the issuer returns the money borrowed (principal or face value) to the bondholder. Because of their structure, bonds are sometimes called “fixed-income securities” or “debt securities.”
An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.
bond fund A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.
cap, capitalization See “market cap.”
capital gain, capital loss the difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the capital gain or loss is considered unrealized appreciation or depreciation.
Dow Jones U.S. Total Stock Market Index An index which includes all U.S. equity issues with readily available prices. The index is a float-adjusted market capitalization weighted index that reflects the shares of securities actually available to investors in the marketplace.
expense ratio The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
market cap, market capitalization The value of a company as determined by the total value of all shares of its stock outstanding.
MSCI EAFE Index (Net) A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets in Europe, Australasia, and the Far East. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes; returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
net asset value (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.
outstanding shares, shares outstanding When speaking of a company or mutual fund, indicates all shares currently held by investors.
price-to-book ratio (P/B) The market price of a company’s stock compared with its “book value.” A mutual fund’s P/B is the weighted average of the P/B of all stocks in the fund’s portfolio.
price-to-earnings ratio (P/E) The market price of a company’s stock compared with earnings over the past year. A mutual fund’s P/E is the weighted average of the P/E of all stocks in the fund’s portfolio.
restricted and illiquid securities Restricted securities are securities that are subject to legal restrictions on their sale. Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933 (the 1933 Act), or in a registered public offering. Certain restricted securities, such as Section 4(a)(2) commercial paper and Rule 144A securities under the 1933 Act, may be considered to be liquid if they meet the criteria for liquidity established by the Board. Illiquid securities generally are any securities that cannot be disposed of promptly and in the ordinary course of business at approximately the amount at which a fund has valued the instruments. The liquidity of a fund’s investments is monitored under the supervision and direction of the Board. Investments currently not considered liquid include repurchase agreements not maturing within seven days and certain restricted securities.
return on equity (ROE) The average yearly rate of return for each dollar of investors’ money, measured over the past five years.
Russell 1000 Growth Index An index that measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 1000 Index An index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, and represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Russell 1000 Value Index An index that measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000 Index companies with lower price-to-book ratios and lower expected growth values.
Russell 2000 Index An index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index. The Russell 3000 Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Russell Midcap Index  An index that measures the performance of the mid-cap segment of the U.S. equity universe. The Russell Midcap Index is a subset of the Russell 1000 Index. It includes approximately 800 of the smallest securities based on a combination of their market cap and current index membership.
S&P 500 Index An index that is designed to measure the performance of 500 leading publicly traded companies from a broad range of industries.
Schwab 1000 Index A float-adjusted market capitalization weighted index developed by Charles Schwab & Co., Inc. that represents the performance of the largest 1,000 publicly traded companies in the United States. As a result of corporate actions, the index may be comprised of more or less than 1,000 securities.
stock A share of ownership, or equity, in the issuing company.
total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.
weighted average For mutual funds, an average that gives the same weight to each security as the security represents in the fund’s portfolio.
yield The income paid out by an investment, expressed as a percentage of the investment’s market value.

Schwab Equity Index Funds | Semiannual Report

Notes

Notes

Notes

Schwab Equity Index Funds
Schwab Asset Management

With a straightforward lineup of core products and solutions for building the foundation of a portfolio, Schwab Asset Management advocates for investors of all sizes with a steadfast focus on lowering costs and reducing unnecessary complexity. The list below shows all currently available Schwab Funds®.
Investors should carefully consider information contained in the prospectus, or if available, the summary prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-877-824-5615 for a prospectus for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at www.schwabassetmanagement.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.

Schwab Funds
Equity Funds
Schwab Core Equity Fund
Schwab Dividend Equity Fund
Schwab Large-Cap Growth Fund
Schwab Small-Cap Equity Fund
Schwab Health Care Fund
Schwab International Core Equity Fund
Schwab International Opportunities Fund
Schwab Select Large Cap Growth Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Fundamental Global Real Estate Index Fund
Schwab Global Real Estate Fund
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab U.S. Large-Cap Growth Index Fund
Schwab U.S. Large-Cap Value Index Fund
Schwab U.S. Mid-Cap Index Fund
Schwab International Index Fund®
Asset Allocation Funds
Schwab Balanced Fund
Schwab MarketTrack Portfolios®
Schwab Target Funds
Schwab Target Index Funds
Schwab Monthly Income Funds
Bond Funds
Schwab Treasury Inflation Protected Securities Index Fund
Schwab U.S. Aggregate Bond Index Fund
Schwab Short-Term Bond Index Fund
Schwab Tax-Free Bond Fund1
Schwab California Tax-Free Bond Fund1
Schwab Opportunistic Municipal Bond Fund
Schwab Money Funds2
Schwab provides a broad choice of taxable and tax-exempt money market funds for both retail and institutional client types.
Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management
211 Main Street, San Francisco, CA 94105
Funds
Schwab Funds
1-877-824-5615
© 2024 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.
¹
State, local, and the Federal Alternative Minimum Tax may apply. Capital gains are not exempt from Federal Taxation.
²
You could lose money by investing in the Schwab Money Funds. All Schwab Money Funds with the exception of Schwab Variable Share Price Money Fund seek to preserve the value of your investment at $1.00 per share, but cannot guarantee they will do so. Because the share price of Schwab Variable Share Price Money Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. All Schwab Money Funds with the exception of Schwab Government Money Fund, Schwab Retirement Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Treasury Obligations Money Fund and Schwab Government Money Market Portfolio may impose a fee upon the sale of your shares if the Fund’s Board determines that the fee is in the best interests of the Fund. An investment in the Schwab Money Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Schwab Money Funds’ sponsor has no legal obligation to provide financial support to the Funds, and you should not expect that the sponsor will provide financial support to the Funds at any time.

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MFR13562-28
00299606

Semiannual Report | April 30, 2024
Schwab Active Equity Funds

Schwab Core Equity Fund
Schwab Dividend Equity Fund
Schwab Large-Cap Growth Fund
Schwab Small-Cap Equity Fund
Schwab Health Care Fund
Schwab International Core Equity Fund

No Action Required – Notice Regarding Shareholder Report Delivery
Beginning on July 24, 2024, fund shareholder reports will be streamlined to highlight key information deemed important for investors to assess and monitor their fund investments. Other information, including financial statements, will not appear in the streamlined shareholder reports but will available online and delivered free of charge upon request.

• If you already receive the full shareholder reports, you will receive the streamlined shareholder reports in the same way that you currently receive the full shareholder reports (either in paper or electronically).

• If you currently receive a notification when a shareholder report is available on a fund’s website, beginning July 24, 2024, you will begin to receive the streamlined shareholder report (in paper).

Schwab Active Equity Funds
In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc., dba Schwab Asset Management®
Distributor: Charles Schwab & Co., Inc. (Schwab)
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc. (MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Schwab. The Industry classifications used in the Portfolio Holdings are sub-categories of Sector classifications.

1
Schwab Active Equity Funds | Semiannual Report

Schwab Active Equity Funds
Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.
Total Return for the 6 Months Ended April 30, 2024
Schwab Core Equity Fund (Ticker Symbol: SWANX)	18.60%
S&P 500® Index	20.98%
Fund Category: Morningstar Large Blend[1]	19.86%
Performance Details	pages 5-6

Schwab Dividend Equity Fund[2] (Ticker Symbol: SWDSX)	14.32%
S&P 500® Index[3]	20.98%
Russell 1000® Value Index	18.42%
Fund Category: Morningstar Large Value[1]	17.99%
Performance Details	pages 7-8

Schwab Large-Cap Growth Fund (Ticker Symbol: SWLSX)	22.01%
S&P 500® Index[3]	20.98%
Russell 1000® Growth Index	23.56%
Fund Category: Morningstar Large Growth[1]	24.13%
Performance Details	pages 9-10

Schwab Small-Cap Equity Fund (Ticker Symbol: SWSCX)	19.37%
S&P 500® Index[3]	20.98%
Russell 2000® Index	19.66%
Fund Category: Morningstar Small Blend[1]	18.81%
Performance Details	pages 11-12

Schwab Health Care Fund[2] (Ticker Symbol: SWHFX)	13.49%
S&P 500® Index[3]	20.98%
Dow Jones Global Health Care Index	13.59%
Fund Category: Morningstar Health[1]	16.87%
Performance Details	pages 13-14

Schwab International Core Equity Fund[2] (Ticker Symbol: SICNX)	19.96%
MSCI EAFE® Index (Net)[4]	18.63%
Fund Category: Morningstar Foreign Large Blend[1]	16.61%
Performance Details	pages 15-16
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, a fund’s total return would have been lower. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
1
Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds and ETFs within the category as of the report date.
2
The fund’s performance relative to the index may be affected by fair-value pricing and timing differences in foreign exchange calculations. See financial note 2 for more information.
3
In anticipation of new regulatory requirements, the fund’s regulatory index has changed to the S&P 500® Index. The S&P 500® Index provides a broad measure of market performance. The second index listed is the fund’s additional index and is more representative of the fund’s investment universe than the regulatory index.
4
The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.
Schwab Active Equity Funds | Semiannual Report
2

Schwab Active Equity Funds
Fund Management

Bill McMahon, CFA, Managing Director and Chief Investment Officer of Active Equity Strategies for Schwab
Asset Management, is responsible for investment management, research, and portfolio construction for
Schwab Asset Management’s active equity strategies and solutions. He is responsible for the day-to-day co-management of the Schwab Large-Cap Growth Fund, Schwab Core Equity Fund, and Schwab Dividend
Equity Fund. Mr. McMahon has more than 20 years of experience in the financial services industry. Prior to his current role, Mr. McMahon was an SVP in Charles Schwab Investment Advisory, Inc. (CSIA), serving as CIO and as a member of the portfolio management team for the ThomasPartners Strategies. Mr. McMahon co-founded
ThomasPartners, Inc. in 2001 and served as partner of the firm until its acquisition by the Charles Schwab
Corporation in 2012 and subsequent merger with CSIA in 2018. Mr. McMahon began his career at State Street
Corporation, with the latter half of his tenure with State Street Global Advisors.

Iain Clayton, CFA, FRM, Senior Portfolio Manager and Head of Quantitative Equity Portfolio Management for
Schwab Asset Management, is responsible for the day-to-day co-management of the Schwab Core Equity
Fund, Schwab International Core Equity Fund, Schwab Small-Cap Equity Fund, and Schwab Health Care
Fund. Mr. Clayton also leads Schwab Asset Management’s quantitative investment management team. Prior to joining Schwab in 2013, Mr. Clayton spent more than five years at SSI Investment Management where he was a portfolio manager and the director of quantitative research. In these roles, Mr. Clayton co-managed multiple investment strategies and developed quantitative models and valuation approaches. From 2004 to
2008, he worked as a portfolio manager and director at RCM Capital Management (now known as Allianz
Global Investors) and helped manage various equity portfolios and developed fundamental-based stock selection models. Prior to that, he was a vice president at Eureka Investment Advisors for almost three years and also served as a senior quantitative analyst and assistant portfolio manager. He has also worked as a quantitative research analyst at RCM Capital Management.

Brian Hillburn, CFA, Senior Portfolio Manager and Director of Fundamental Equity Research for Schwab Asset
Management, is responsible for the day-to-day co-management of the Schwab Core Equity Fund. Mr. Hillburn also provides fundamental equity research coverage for the ThomasPartners Strategies and the Schwab
Active Equity Funds. Previously, Mr. Hillburn was a senior equity research analyst for the ThomasPartners
Strategies at Schwab Asset Management. Prior to joining the ThomasPartners Strategies, Mr. Hillburn was an equity analyst at Rockland Trust, and earlier positions include equity research analysis roles on mutual fund teams at Wells Capital and Morgan Stanley Investment Management.

Wei Li, Ph.D., CFA, Senior Portfolio Manager for Schwab Asset Management, is responsible for the day-to-day co-management of the Schwab International Core Equity Fund, Schwab Dividend Equity Fund, Schwab
Small-Cap Equity Fund, and Schwab Health Care Fund. Prior to joining Schwab in 2012, Ms. Li spent more than 10 years at Barclays Global Investors (now known as BlackRock) where she held a number of positions.
From 2001 to 2009, she worked in various roles in the global advanced active group, including portfolio management and quantitative research for both U.S. and international equity markets. After 2009, she worked in the defined contribution research and product development area for almost two years.

Gretchen Novak, CFA, Senior Portfolio Manager for Schwab Asset Management, is responsible for the day-to-day co-management of the Schwab Large-Cap Growth Fund. Ms. Novak also provides fundamental equity research coverage of certain industry sectors for the ThomasPartners Strategies and the Schwab Active
Equity Funds. Previously, Ms. Novak was a director and senior equity research analyst for the ThomasPartners
Strategies at Schwab Asset Management. Prior to joining the ThomasPartners Strategies, Ms. Novak was a senior portfolio manager at Mazama Capital Management, Inc., where she oversaw the equity research and portfolio management of the firm’s consumer discretionary and staples sectors. Prior to Mazama Capital, Ms.
Novak was an equity analyst at Cramer Rosenthal McGlynn, LLC.

Jim Serhant, CFA, Senior Portfolio Manager for Schwab Asset Management, is responsible for the day-to-day co-management of the Schwab Dividend Equity Fund and the ThomasPartners Balanced Strategies. Mr.
Serhant also provides fundamental equity research coverage of certain industry sectors for the
ThomasPartners Strategies and the Schwab Active Equity Funds. Prior to joining Schwab in 2016, Mr. Serhant was an executive vice president at Hartford Investment Management where he was the head of high yield and a senior portfolio manager, overseeing the credit research and portfolio management of the firm’s high yield strategies. Previously, he was a fixed income analyst at Delaware Investments and JP Morgan.

3
Schwab Active Equity Funds | Semiannual Report

Schwab Active Equity Funds
Fund Management (continued)

Holly Emerson, CFA, Senior Portfolio Manager for Schwab Asset Management, is responsible for the day-to-day co-management of the Schwab Large-Cap Growth Fund and Schwab Small-Cap Equity Fund.
Prior to joining Schwab in 2014, Ms. Emerson spent nearly 10 years at Algert Coldiron Investors LLC (now known as Algert Global), a quantitative market-neutral hedge fund manager. She held a number of positions at
Algert, including assistant portfolio manager and director of operations. In her various roles, she acted as the lead portfolio manager for the Canadian fund, conducted macroeconomic research, and managed relationships with prime brokerage investment banks.

Schwab Active Equity Funds | Semiannual Report
4

Schwab Core Equity Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.
Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Core Equity Fund (7/1/96)	18.60%	18.34%	10.75%	10.38%
S&P 500® Index	20.98%	22.66%	13.19%	12.41%
Fund Category: Morningstar Large Blend [2]	19.86%	20.31%	11.78%	10.96%
Fund Expense Ratio[3]: 0.73%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
1
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds and ETFs within the category as of the report date.
3
As stated in the prospectus. Reflects the total annual fund operating expenses without contractual fee waivers. For actual expense ratios during the period, refer to the financial highlights section of the financial statements.
5
Schwab Active Equity Funds | Semiannual Report

Schwab Core Equity Fund
Performance and Fund Facts as of April 30, 2024

Statistics
Number of Holdings	53
Weighted Average Market Cap (millions)	$939,793
Price/Earnings Ratio (P/E)	27.0
Price/Book Ratio (P/B)	5.8
Portfolio Turnover Rate	18% [1]
Sector Weightings % of Investments2

Top Equity Holdings % of Net Assets4

Portfolio holdings may have changed since the report date.
Source of Sector Classification: S&P and MSCI.
1
Not annualized.
2
The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
3
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.
4
This list is not a recommendation of any security by the investment adviser.
Schwab Active Equity Funds | Semiannual Report
6

Schwab Dividend Equity Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.
Average Annual Total Returns1,2
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Dividend Equity Fund (9/2/03)	14.32%	8.63%	6.21%	6.39%
S&P 500® Index [3]	20.98%	22.66%	13.19%	12.41%
Russell 1000® Value Index	18.42%	13.42%	8.60%	8.43%
Dividend Equity Spliced Index	18.42%	13.42%	8.60%	8.81%
Fund Category: Morningstar Large Value [4]	17.99%	14.37%	9.20%	8.57%
Fund Expense Ratio[5]: 0.88%

Yields1
30-Day SEC Yield	2.03%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
1
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
The fund’s performance relative to the index may be affected by fair-value pricing and timing differences in foreign exchange calculations. See financial note 2 for more information.
3
In anticipation of new regulatory requirements, the fund’s regulatory index has changed from the Russell 1000® Value Index to the S&P 500® Index. The S&P 500® Index provides a broad measure of market performance. The Russell 1000® Value Index is the fund’s additional index and is more representative of the fund’s investment universe than the regulatory index.
4
Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds and ETFs within the category as of the report date.
5
As stated in the prospectus. Reflects the total annual fund operating expenses without contractual fee waivers. For actual expense ratios during the period, refer to the financial highlights section of the financial statements.
7
Schwab Active Equity Funds | Semiannual Report

Schwab Dividend Equity Fund
Performance and Fund Facts as of April 30, 2024

Statistics
Number of Holdings	59
Weighted Average Market Cap (millions)	$323,852
Price/Earnings Ratio (P/E)	19.9
Price/Book Ratio (P/B)	3.2
Portfolio Turnover Rate	8% [1]
Sector Weightings % of Investments2

Top Equity Holdings % of Net Assets3

Portfolio holdings may have changed since the report date.
Source of Sector Classification: S&P and MSCI.
1
Not annualized.
2
The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
3
This list is not a recommendation of any security by the investment adviser.
Schwab Active Equity Funds | Semiannual Report
8

Schwab Large-Cap Growth Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.
Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Large-Cap Growth Fund (10/3/05)	22.01%	28.78%	14.52%	13.15%
S&P 500® Index [2]	20.98%	22.66%	13.19%	12.41%
Russell 1000® Growth Index	23.56%	31.80%	16.46%	15.48%
Fund Category: Morningstar Large Growth [3]	24.13%	29.19%	12.82%	12.85%
Fund Expense Ratios[4]: Net 0.99%; Gross 1.01%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
1
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
In anticipation of new regulatory requirements, the fund’s regulatory index has changed from the Russell 1000® Growth Index to the S&P 500® Index. The S&P 500® Index provides a broad measure of market performance. The Russell 1000® Growth Index is the fund’s additional index and is more representative of the fund’s investment universe than the regulatory index.
3
Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds and ETFs within the category as of the report date.
4
As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as Schwab Asset Management serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual expense ratios during the period, refer to the financial highlights section of the financial statements.
9
Schwab Active Equity Funds | Semiannual Report

Schwab Large-Cap Growth Fund
Performance and Fund Facts as of April 30, 2024

Statistics1
Number of Holdings	62
Weighted Average Market Cap (millions)	$1,091,780
Price/Earnings Ratio (P/E)	33.0
Price/Book Ratio (P/B)	9.4
Portfolio Turnover Rate	6% [2]
Sector Weightings % of Investments3

Top Equity Holdings % of Net Assets5

Portfolio holdings may have changed since the report date.
Source of Sector Classification: S&P and MSCI.
1
Excludes derivatives.
2
Not annualized.
3
The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
4
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.
5
This list is not a recommendation of any security by the investment adviser.
Schwab Active Equity Funds | Semiannual Report
10

Schwab Small-Cap Equity Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.
Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Small-Cap Equity Fund (7/1/03)	19.37%	17.80%	7.20%	7.46%
S&P 500® Index [2]	20.98%	22.66%	13.19%	12.41%
Russell 2000® Index	19.66%	13.32%	5.83%	7.22%
Fund Category: Morningstar Small Blend [3]	18.81%	13.98%	7.17%	7.28%
Fund Expense Ratio[4]: 1.09%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
1
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
In anticipation of new regulatory requirements, the fund’s regulatory index has changed from the Russell 2000® Index to the S&P 500® Index. The S&P 500® Index provides a broad measure of market performance. The Russell 2000® Index is the fund’s additional index and is more representative of the fund’s investment universe than the regulatory index.
3
Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds and ETFs within the category as of the report date.
4
As stated in the prospectus. Reflects the total annual fund operating expenses without contractual fee waivers. For actual expense ratios during the period, refer to the financial highlights section of the financial statements.
11
Schwab Active Equity Funds | Semiannual Report

Schwab Small-Cap Equity Fund
Performance and Fund Facts as of April 30, 2024

Statistics1
Number of Holdings	308
Weighted Average Market Cap (millions)	$4,391
Price/Earnings Ratio (P/E)	13.7
Price/Book Ratio (P/B)	1.9
Portfolio Turnover Rate	46% [2]
Sector Weightings % of Investments3

Top Equity Holdings % of Net Assets6

Portfolio holdings may have changed since the report date.
Source of Sector Classification: S&P and MSCI.
Small-company stocks are subject to greater volatility than many other asset classes.
1
Excludes derivatives.
2
Not annualized.
3
The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
4
Less than 0.05%.
5
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.
6
This list is not a recommendation of any security by the investment adviser.
Schwab Active Equity Funds | Semiannual Report
12

Schwab Health Care Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.
Average Annual Total Returns1,2
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Health Care Fund (7/3/00)	13.49%	6.04%	9.45%	9.35%
S&P 500® Index [3]	20.98%	22.66%	13.19%	12.41%
Dow Jones Global Health Care Index	13.59%	4.54%	8.78%	8.59%
Fund Category: Morningstar Health [4]	16.87%	1.63%	6.68%	8.71%
Fund Expense Ratio[5]: 0.79%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Since the Schwab Health Care Fund focuses its investments on companies involved in a specific sector, this fund may involve a greater degree of risk than an investment in mutual funds that do not concentrate their investments.
1
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
The fund’s performance relative to the index may be affected by fair-value pricing and timing differences in foreign exchange calculations. See financial note 2 for more information.
3
In anticipation of new regulatory requirements, the fund’s regulatory index has changed from the Dow Jones Global Health Care Index to the S&P 500® Index. The S&P 500® Index provides a broad measure of market performance. The Dow Jones Global Health Care Index is the fund’s additional index and is more representative of the fund’s investment universe than the regulatory index.
4
Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds and ETFs within the category as of the report date.
5
As stated in the prospectus. Reflects the total annual fund operating expenses without contractual fee waivers. For actual expense ratios during the period, refer to the financial highlights section of the financial statements.
13
Schwab Active Equity Funds | Semiannual Report

Schwab Health Care Fund
Performance and Fund Facts as of April 30, 2024

Statistics
Number of Holdings	85
Weighted Average Market Cap (millions)	$227,562
Price/Earnings Ratio (P/E)	32.7
Price/Book Ratio (P/B)	5.5
Portfolio Turnover Rate	30% [1]
Industry Weightings % of Investments

Top Equity Holdings % of Net Assets2

Top Country Weightings % of Investments3

Portfolio holdings may have changed since the report date.
Source of Industry Classification: S&P and MSCI.
1
Not annualized.
2
This list is not a recommendation of any security by the investment adviser.
3
The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
Schwab Active Equity Funds | Semiannual Report
14

Schwab International Core Equity Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.
Average Annual Total Returns1,2
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab International Core Equity Fund (5/30/08)	19.96%	14.38%	5.70%	3.93%
MSCI EAFE® Index (Net) [3]	18.63%	9.28%	6.18%	4.38%
Fund Category: Morningstar Foreign Large Blend [4]	16.61%	8.18%	5.40%	4.18%
Fund Expense Ratios[5]: Net 0.86%; Gross 0.87%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
1
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
The fund’s performance relative to the index may be affected by fair-value pricing and timing differences in foreign exchange calculations. See financial note 2 for more information.
3
The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.
4
Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds and ETFs within the category as of the report date.
5
As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as Schwab Asset Management serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual expense ratios during the period, refer to the financial highlights section of the financial statements.
15
Schwab Active Equity Funds | Semiannual Report

Schwab International Core Equity Fund
Performance and Fund Facts as of April 30, 2024

Statistics
Number of Holdings	152
Weighted Average Market Cap (millions)	$121,253
Price/Earnings Ratio (P/E)	12.8
Price/Book Ratio (P/B)	1.9
Portfolio Turnover Rate	31% [1]
Sector Weightings % of Investments

Top Equity Holdings % of Net Assets3

Top Country Weightings % of Investments4

Portfolio holdings may have changed since the report date.
Source of Sector Classification: S&P and MSCI.
International investments are subject to additional risks such as currency fluctuation, geopolitical risk and the potential for illiquid markets.
1
Not annualized.
2
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.
3
This list is not a recommendation of any security by the investment adviser.
4
The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
Schwab Active Equity Funds | Semiannual Report
16

Schwab Active Equity Funds
Fund Expenses (Unaudited)
Examples for a $1,000 Investment

As a fund shareholder, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, transfer agent and shareholder services fees, and other fund expenses.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning November 1, 2023 and held through April 30, 2024.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	EXPENSE RATIO (ANNUALIZED) [1]	BEGINNING ACCOUNT VALUE AT 11/1/23	ENDING ACCOUNT VALUE (NET OF EXPENSES) AT 4/30/24	EXPENSES PAID DURING PERIOD 11/1/23-4/30/24 [2]
Schwab Core Equity Fund
Actual Return	0.73%	$1,000.00	$1,186.00	$3.97
Hypothetical 5% Return	0.73%	$1,000.00	$1,021.23	$3.67
Schwab Dividend Equity Fund
Actual Return	0.89%	$1,000.00	$1,143.20	$4.74
Hypothetical 5% Return	0.89%	$1,000.00	$1,020.44	$4.47
Schwab Large-Cap Growth Fund
Actual Return	0.99%	$1,000.00	$1,220.10	$5.46
Hypothetical 5% Return	0.99%	$1,000.00	$1,019.94	$4.97
Schwab Small-Cap Equity Fund
Actual Return	1.08%	$1,000.00	$1,193.70	$5.89
Hypothetical 5% Return	1.08%	$1,000.00	$1,019.49	$5.42
Schwab Health Care Fund
Actual Return	0.79%	$1,000.00	$1,134.90	$4.19
Hypothetical 5% Return	0.79%	$1,000.00	$1,020.93	$3.97
Schwab International Core Equity Fund
Actual Return	0.86%	$1,000.00	$1,199.60	$4.70
Hypothetical 5% Return	0.86%	$1,000.00	$1,020.59	$4.32

[1]	Based on the most recent six-month expense ratio.
[2]
Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 182 days in the period, and divided by 366 days in the fiscal year.

17
Schwab Active Equity Funds | Semiannual Report

Schwab Core Equity Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	11/1/23– 4/30/24*	11/1/22– 10/31/23	11/1/21– 10/31/22	11/1/20– 10/31/21	11/1/19– 10/31/20	11/1/18– 10/31/19
Per-Share Data
Net asset value at beginning of period	$18.45	$19.46	$29.22	$22.24	$21.87	$22.40
Income (loss) from investment operations:
Net investment income (loss)[1]	0.08	0.21	0.26	0.21	0.20	0.21
Net realized and unrealized gains (losses)	3.31	1.57	(3.16)	7.90	0.82	1.99
Total from investment operations	3.39	1.78	(2.90)	8.11	1.02	2.20
Less distributions:
Distributions from net investment income	(0.21)	(0.27)	(0.26)	(0.20)	(0.20)	(0.27)
Distributions from net realized gains	(0.37)	(2.52)	(6.60)	(0.93)	(0.45)	(2.46)
Total distributions	(0.58)	(2.79)	(6.86)	(1.13)	(0.65)	(2.73)
Net asset value at end of period	$21.26	$18.45	$19.46	$29.22	$22.24	$21.87
Total return	18.60%[2]	9.99%	(13.84%)	37.62%	4.65%	12.02%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.73%[3]	0.73%[4]	0.73%[4]	0.73%	0.73%	0.73%
Gross operating expenses	0.73%[3]	0.73%[4]	0.73%[4]	0.73%	0.73%	0.73%
Net investment income (loss)	0.75%[3]	1.11%	1.18%	0.81%	0.91%	1.01%
Portfolio turnover rate	18%[2]	14%	28%	86%	97%	98%
Net assets, end of period (x 1,000,000)	$1,321	$1,199	$1,268	$1,860	$1,957	$2,182

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Not annualized.
[3]	Annualized.
[4]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes
Schwab Active Equity Funds | Semiannual Report
18

Schwab Core Equity Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.9% OF NET ASSETS

Capital Goods 5.6%
A O Smith Corp.	189,437	15,692,961
Caterpillar, Inc.	52,565	17,586,672
Fastenal Co.	122,982	8,355,397
General Dynamics Corp.	45,415	13,038,192
Lockheed Martin Corp.	15,326	7,125,517
Parker-Hannifin Corp.	12,337	6,722,555
Rockwell Automation, Inc.	22,358	6,058,124
		74,579,418

Commercial & Professional Services 2.3%
Republic Services, Inc., Class A	80,544	15,440,285
Rollins, Inc.	334,978	14,926,620
		30,366,905

Consumer Discretionary Distribution & Retail 8.0%
Amazon.com, Inc. *	394,176	68,980,800
Home Depot, Inc.	36,635	12,244,149
TJX Cos., Inc.	261,519	24,606,323
		105,831,272

Consumer Services 3.0%
McDonald's Corp.	50,040	13,662,922
Starbucks Corp.	295,544	26,152,688
		39,815,610

Consumer Staples Distribution & Retail 1.3%
Walmart, Inc.	299,295	17,763,158

Energy 5.0%
EOG Resources, Inc.	161,844	21,384,448
Exxon Mobil Corp.	377,413	44,636,635
		66,021,083

Equity Real Estate Investment Trusts (REITs) 0.9%
Public Storage	46,451	12,051,712

Financial Services 12.1%
Berkshire Hathaway, Inc., Class B *	55,625	22,068,106
CME Group, Inc.	41,495	8,699,012
Fidelity National Information Services, Inc.	630,979	42,856,094
Morgan Stanley	123,592	11,227,097
PayPal Holdings, Inc. *	563,877	38,298,526
Visa, Inc., Class A	134,673	36,174,514
		159,323,349

SECURITY	NUMBER OF SHARES	VALUE ($)
Food, Beverage & Tobacco 2.2%
Brown-Forman Corp., Class B	134,830	6,451,616
Constellation Brands, Inc., Class A	91,600	23,216,936
		29,668,552

Health Care Equipment & Services 6.0%
Abbott Laboratories	149,554	15,848,238
Boston Scientific Corp. *	99,374	7,142,009
Intuitive Surgical, Inc. *	76,479	28,344,647
UnitedHealth Group, Inc.	56,487	27,322,762
		78,657,656

Household & Personal Products 2.1%
Kenvue, Inc.	794,004	14,943,155
L'Oreal SA, Sponsored ADR	141,090	13,169,341
		28,112,496

Insurance 1.8%
Progressive Corp.	111,528	23,225,706

Materials 0.8%
Linde PLC	23,368	10,304,353

Media & Entertainment 10.6%
Alphabet, Inc., Class A *	556,341	90,561,188
Meta Platforms, Inc., Class A	114,677	49,330,605
		139,891,793

Pharmaceuticals, Biotechnology & Life Sciences 7.3%
Eli Lilly & Co.	21,268	16,612,435
Johnson & Johnson	215,776	31,199,052
Mettler-Toledo International, Inc. *	5,555	6,830,983
Thermo Fisher Scientific, Inc.	45,948	26,131,546
Zoetis, Inc.	100,749	16,043,271
		96,817,287

Semiconductors & Semiconductor Equipment 11.2%
ASML Holding NV NY Registry Shares	20,750	18,103,753
Broadcom, Inc.	30,167	39,225,245
NVIDIA Corp.	81,338	70,277,659
QUALCOMM, Inc.	119,591	19,834,167
		147,440,824

Software & Services 13.1%
Accenture PLC, Class A	37,155	11,180,311
Adobe, Inc. *	21,000	9,719,430
Microsoft Corp.	315,528	122,844,516
Oracle Corp.	115,283	13,113,442
See financial notes
19
Schwab Active Equity Funds | Semiannual Report

Schwab Core Equity Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Palo Alto Networks, Inc. *	55,453	16,130,723
		172,988,422

Technology Hardware & Equipment 5.0%
Apple, Inc.	387,826	66,058,403

Utilities 1.6%
Duke Energy Corp.	209,354	20,571,124
Total Common Stocks (Cost $821,262,314)		1,319,489,123

SHORT-TERM INVESTMENTS 0.2% OF NET ASSETS

Money Market Funds 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.25% (a)	1,955,183	1,955,183
Total Short-Term Investments (Cost $1,955,183)		1,955,183
Total Investments in Securities (Cost $823,217,497)		1,321,444,306

*	Non-income producing security.
(a)	The rate shown is the annualized 7-day yield.

ADR —	American Depositary Receipt

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2024 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$1,319,489,123	$—	$—	$1,319,489,123
Short-Term Investments[1]	1,955,183	—	—	1,955,183
Total	$1,321,444,306	$—	$—	$1,321,444,306

[1]	As categorized in the Portfolio Holdings.
See financial notes
Schwab Active Equity Funds | Semiannual Report
20

Schwab Core Equity Fund
Statement of Assets and Liabilities

As of April 30, 2024; unaudited
Assets
Investments in securities, at value - unaffiliated issuers (cost $823,217,497)		$1,321,444,306
Receivables:
Dividends		714,046
Foreign tax reclaims		509,176
Fund shares sold		55,544
Income from securities on loan		24
Prepaid expenses	+	21,751
Total assets		1,322,744,847

Liabilities
Payables:
Fund shares redeemed		1,016,703
Investment adviser and administrator fees		521,121
Shareholder service fees		266,626
Independent trustees’ fees		12
Accrued expenses	+	168,335
Total liabilities		1,972,797
Net assets		$1,320,772,050

Net Assets by Source
Capital received from investors		$758,293,588
Total distributable earnings	+	562,478,462
Net assets		$1,320,772,050

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$1,320,772,050		62,117,219		$21.26

See financial notes
21
Schwab Active Equity Funds | Semiannual Report

Schwab Core Equity Fund
Statement of Operations

For the period November 1, 2023 through April 30, 2024; unaudited
Investment Income
Dividends received from securities - unaffiliated issuers (net of foreign withholding tax of $46,289)		$9,703,136
Securities on loan, net	+	166
Total investment income		9,703,302

Expenses
Investment adviser and administrator fees		3,091,175
Shareholder service fees		1,573,859
Portfolio accounting fees		26,749
Custodian fees		25,127
Shareholder reports		18,361
Professional fees		17,606
Registration fees		14,147
Independent trustees’ fees		4,275
Transfer agent fees		2,375
Other expenses	+	10,825
Total expenses	–	4,784,499
Net investment income		4,918,803

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized gains on sales of securities - unaffiliated issuers		61,967,467
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers	+	152,410,508
Net realized and unrealized gains		214,377,975
Increase in net assets resulting from operations		$219,296,778
See financial notes
Schwab Active Equity Funds | Semiannual Report
22

Schwab Core Equity Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	11/1/23-4/30/24		11/1/22-10/31/23
Net investment income		$4,918,803	$13,962,790
Net realized gains		61,967,467	23,836,741
Net change in unrealized appreciation (depreciation)	+	152,410,508	84,423,447
Increase in net assets resulting from operations		$219,296,778	$122,222,978

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($37,066,028 )	($178,308,221 )

TRANSACTIONS IN FUND SHARES
	11/1/23-4/30/24			11/1/22-10/31/23
		SHARES	VALUE	SHARES	VALUE
Shares sold		783,764	$16,396,195	1,398,439	$25,573,378
Shares reinvested		1,672,817	33,188,680	9,184,555	159,902,917
Shares redeemed	+	(5,342,994)	(110,494,328)	(10,722,232)	(197,774,526)
Net transactions in fund shares		(2,886,413)	($60,909,453 )	(139,238)	($12,298,231 )

SHARES OUTSTANDING AND NET ASSETS
	11/1/23-4/30/24			11/1/22-10/31/23
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		65,003,632	$1,199,450,753	65,142,870	$1,267,834,227
Total increase (decrease)	+	(2,886,413)	121,321,297	(139,238)	(68,383,474)
End of period		62,117,219	$1,320,772,050	65,003,632	$1,199,450,753
See financial notes
23
Schwab Active Equity Funds | Semiannual Report

Schwab Dividend Equity Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	11/1/23– 4/30/24*	11/1/22– 10/31/23	11/1/21– 10/31/22	11/1/20– 10/31/21	11/1/19– 10/31/20	11/1/18– 10/31/19
Per-Share Data
Net asset value at beginning of period	$12.80	$13.92	$16.92	$12.14	$15.07	$15.43
Income (loss) from investment operations:
Net investment income (loss)[1]	0.16	0.29	0.29	0.31	0.28	0.23
Net realized and unrealized gains (losses)	1.67	(0.48)	(0.81)	4.80	(2.15)	0.93
Total from investment operations	1.83	(0.19)	(0.52)	5.11	(1.87)	1.16
Less distributions:
Distributions from net investment income	(0.15)	(0.31)	(0.29)	(0.33)	(0.26)	(0.24)
Distributions from net realized gains	(0.02)	(0.62)	(2.19)	—	(0.80)	(1.28)
Total distributions	(0.17)	(0.93)	(2.48)	(0.33)	(1.06)	(1.52)
Net asset value at end of period	$14.46	$12.80	$13.92	$16.92	$12.14	$15.07
Total return	14.32%[2]	(1.74%)	(3.96%)	42.38%	(13.30%)	8.78%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.89%[3]	0.88%	0.89%[4]	0.89%	0.89%	0.89%
Gross operating expenses	0.89%[3]	0.88%	0.90%[4]	0.90%	0.90%	0.89%
Net investment income (loss)	2.22%[3]	2.17%	1.99%	2.01%	2.16%	1.58%
Portfolio turnover rate	8%[2]	8%	27%	83%	70%	70%
Net assets, end of period (x 1,000)	$495,488	$446,084	$524,330	$670,765	$576,701	$846,955

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Not annualized.
[3]	Annualized.
[4]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes
Schwab Active Equity Funds | Semiannual Report
24

Schwab Dividend Equity Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.6% OF NET ASSETS

Banks 7.4%
Bank of America Corp.	250,000	9,252,500
JPMorgan Chase & Co.	125,000	23,967,500
Truist Financial Corp.	90,000	3,379,500
		36,599,500

Capital Goods 8.9%
Caterpillar, Inc.	10,000	3,345,700
Fastenal Co.	62,000	4,212,280
General Dynamics Corp.	15,000	4,306,350
Illinois Tool Works, Inc.	18,500	4,516,035
Lockheed Martin Corp.	27,000	12,553,110
Parker-Hannifin Corp.	13,000	7,083,830
RTX Corp.	43,000	4,365,360
Watsco, Inc.	8,000	3,581,760
		43,964,425

Consumer Discretionary Distribution & Retail 5.3%
Genuine Parts Co.	35,000	5,502,350
Home Depot, Inc.	33,500	11,196,370
TJX Cos., Inc.	100,000	9,409,000
		26,107,720

Consumer Services 2.1%
McDonald's Corp.	39,000	10,648,560

Consumer Staples Distribution & Retail 2.5%
Walmart, Inc.	210,000	12,463,500

Energy 8.4%
Chevron Corp.	100,000	16,127,000
Exxon Mobil Corp.	170,000	20,105,900
Kinder Morgan, Inc.	290,000	5,301,200
		41,534,100

Equity Real Estate Investment Trusts (REITs) 2.8%
Alexandria Real Estate Equities, Inc.	16,500	1,911,855
Crown Castle, Inc.	30,000	2,813,400
Lamar Advertising Co., Class A	40,000	4,634,000
Public Storage	17,500	4,540,375
		13,899,630

Financial Services 9.1%
BlackRock, Inc.	16,500	12,451,560
Fidelity National Information Services, Inc.	175,000	11,886,000
Morgan Stanley	155,000	14,080,200
Visa, Inc., Class A	25,000	6,715,250
		45,133,010

SECURITY	NUMBER OF SHARES	VALUE ($)
Food, Beverage & Tobacco 7.2%
Altria Group, Inc.	85,000	3,723,850
Coca-Cola Co.	245,000	15,133,650
Constellation Brands, Inc., Class A	15,000	3,801,900
Philip Morris International, Inc.	138,000	13,101,720
		35,761,120

Health Care Equipment & Services 6.9%
Abbott Laboratories	77,000	8,159,690
CVS Health Corp.	110,000	7,448,100
Medtronic PLC	113,000	9,067,120
UnitedHealth Group, Inc.	20,000	9,674,000
		34,348,910

Household & Personal Products 4.1%
Kenvue, Inc.	280,000	5,269,600
Procter & Gamble Co.	91,000	14,851,200
		20,120,800

Insurance 3.0%
Allstate Corp.	56,000	9,523,360
Progressive Corp.	25,000	5,206,250
		14,729,610

Materials 0.9%
PPG Industries, Inc.	35,000	4,515,000

Media & Entertainment 2.6%
Comcast Corp., Class A	275,000	10,480,250
Omnicom Group, Inc.	26,250	2,437,050
		12,917,300

Pharmaceuticals, Biotechnology & Life Sciences 7.5%
AbbVie, Inc.	60,000	9,758,400
Johnson & Johnson	72,310	10,455,303
Merck & Co., Inc.	30,000	3,876,600
Pfizer, Inc.	200,000	5,124,000
Roche Holding AG	20,000	4,792,284
Zoetis, Inc.	18,750	2,985,750
		36,992,337

Semiconductors & Semiconductor Equipment 3.7%
Broadcom, Inc.	14,000	18,203,780

Software & Services 5.9%
Accenture PLC, Class A	20,000	6,018,200
International Business Machines Corp.	55,000	9,141,000
Microsoft Corp.	36,000	14,015,880
		29,175,080

See financial notes
25
Schwab Active Equity Funds | Semiannual Report

Schwab Dividend Equity Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Technology Hardware & Equipment 3.6%
Apple, Inc.	26,000	4,428,580
Cisco Systems, Inc.	287,500	13,506,750
		17,935,330

Telecommunication Services 2.0%
Verizon Communications, Inc.	250,000	9,872,500

Transportation 0.9%
United Parcel Service, Inc., Class B	30,000	4,424,400

SECURITY	NUMBER OF SHARES	VALUE ($)
Utilities 4.8%
Duke Energy Corp.	127,500	12,528,150
Eversource Energy	80,000	4,849,600
NextEra Energy, Inc.	100,000	6,697,000
		24,074,750
Total Common Stocks (Cost $388,002,949)		493,421,362
Total Investments in Securities (Cost $388,002,949)		493,421,362

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2024 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$456,429,025	$—	$—	$456,429,025
Pharmaceuticals, Biotechnology & Life Sciences	32,200,053	4,792,284	—	36,992,337
Total	$488,629,078	$4,792,284	$—	$493,421,362

[1]	As categorized in the Portfolio Holdings.
See financial notes
Schwab Active Equity Funds | Semiannual Report
26

Schwab Dividend Equity Fund
Statement of Assets and Liabilities

As of April 30, 2024; unaudited
Assets
Investments in securities, at value - unaffiliated issuers (cost $388,002,949)		$493,421,362
Cash		1,593,110
Receivables:
Dividends		786,746
Foreign tax reclaims		272,369
Fund shares sold		55,844
Prepaid expenses	+	11,963
Total assets		496,141,394

Liabilities
Payables:
Investment adviser and administrator fees		256,122
Fund shares redeemed		222,779
Shareholder service fees		98,324
Accrued expenses	+	76,098
Total liabilities		653,323
Net assets		$495,488,071

Net Assets by Source
Capital received from investors		$390,456,572
Total distributable earnings	+	105,031,499
Net assets		$495,488,071

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$495,488,071		34,272,286		$14.46

See financial notes
27
Schwab Active Equity Funds | Semiannual Report

Schwab Dividend Equity Fund
Statement of Operations

For the period November 1, 2023 through April 30, 2024; unaudited
Investment Income
Dividends received from securities - unaffiliated issuers (net of foreign withholding tax of $39,522)		$7,582,854
Other interest	+	14,189
Total investment income		7,597,043

Expenses
Investment adviser and administrator fees		1,516,713
Shareholder service fees		574,381
Portfolio accounting fees		27,928
Professional fees		16,478
Registration fees		12,766
Shareholder reports		11,829
Independent trustees’ fees		3,421
Transfer agent fees		1,798
Custodian fees		926
Other expenses	+	2,706
Total expenses	–	2,168,946
Net investment income		5,428,097

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - unaffiliated issuers		(343,300)
Net realized losses on foreign currency transactions	+	(2,134)
Net realized losses		(345,434)
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers		58,209,196
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	(12,208)
Net change in unrealized appreciation (depreciation)	+	58,196,988
Net realized and unrealized gains		57,851,554
Increase in net assets resulting from operations		$63,279,651
See financial notes
Schwab Active Equity Funds | Semiannual Report
28

Schwab Dividend Equity Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	11/1/23-4/30/24		11/1/22-10/31/23
Net investment income		$5,428,097	$10,828,133
Net realized gains (losses)		(345,434)	758,540
Net change in unrealized appreciation (depreciation)	+	58,196,988	(17,919,252)
Increase (decrease) in net assets resulting from operations		$63,279,651	($6,332,579 )

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($5,893,475 )	($34,391,214 )

TRANSACTIONS IN FUND SHARES
	11/1/23-4/30/24			11/1/22-10/31/23
		SHARES	VALUE	SHARES	VALUE
Shares sold		2,224,162	$31,941,601	1,647,548	$22,504,313
Shares reinvested		306,816	4,419,607	1,976,602	27,111,544
Shares redeemed	+	(3,112,525)	(44,343,211)	(6,431,601)	(87,138,179)
Net transactions in fund shares		(581,547)	($7,982,003 )	(2,807,451)	($37,522,322 )

SHARES OUTSTANDING AND NET ASSETS
	11/1/23-4/30/24			11/1/22-10/31/23
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		34,853,833	$446,083,898	37,661,284	$524,330,013
Total increase (decrease)	+	(581,547)	49,404,173	(2,807,451)	(78,246,115)
End of period		34,272,286	$495,488,071	34,853,833	$446,083,898
See financial notes
29
Schwab Active Equity Funds | Semiannual Report

Schwab Large-Cap Growth Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	11/1/23– 4/30/24*	11/1/22– 10/31/23	11/1/21– 10/31/22	11/1/20– 10/31/21	11/1/19– 10/31/20	11/1/18– 10/31/19
Per-Share Data
Net asset value at beginning of period	$24.35	$20.80	$28.96	$20.85	$18.07	$18.04
Income (loss) from investment operations:
Net investment income (loss)[1]	(0.01)	0.01	(0.01)	(0.06)	0.00 [2]	0.06
Net realized and unrealized gains (losses)	5.37	3.95	(5.97)	8.42	3.76	1.79
Total from investment operations	5.36	3.96	(5.98)	8.36	3.76	1.85
Less distributions:
Distributions from net investment income	(0.01)	(0.00)[2]	—	—	(0.03)	(0.07)
Distributions from net realized gains	—	(0.41)	(2.18)	(0.25)	(0.95)	(1.75)
Total distributions	(0.01)	(0.41)	(2.18)	(0.25)	(0.98)	(1.82)
Net asset value at end of period	$29.70	$24.35	$20.80	$28.96	$20.85	$18.07
Total return	22.01%[3]	19.37%	(22.45%)	40.41%	21.60%	12.18%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.99%[4]	0.99%	0.99%[5]	0.99%	0.99%	0.99%
Gross operating expenses	1.00%[4]	1.01%	1.02%[5]	1.02%	1.02%	1.03%
Net investment income (loss)	(0.05%)[4]	0.02%	(0.05%)	(0.23%)	0.01%	0.34%
Portfolio turnover rate	6%[3]	17%	19%	42%	65%	67%
Net assets, end of period (x 1,000)	$375,589	$281,640	$218,329	$292,447	$210,033	$180,809

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Per-share amount was less than $0.005.
[3]	Not annualized.
[4]	Annualized.
[5]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes
Schwab Active Equity Funds | Semiannual Report
30

Schwab Large-Cap Growth Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 95.4% OF NET ASSETS

Automobiles & Components 1.8%
Mobileye Global, Inc., Class A *(a)	125,550	3,458,903
Tesla, Inc. *	17,116	3,137,020
		6,595,923

Capital Goods 5.2%
Caterpillar, Inc.	11,998	4,014,171
Fastenal Co.	38,044	2,584,709
Illinois Tool Works, Inc.	4,799	1,171,484
Lockheed Martin Corp.	7,652	3,557,644
Parker-Hannifin Corp.	10,673	5,815,824
Quanta Services, Inc.	9,885	2,555,866
		19,699,698

Commercial & Professional Services 1.4%
Paychex, Inc.	13,902	1,651,697
Republic Services, Inc., Class A	17,758	3,404,208
		5,055,905

Consumer Discretionary Distribution & Retail 8.1%
Amazon.com, Inc. *	114,359	20,012,825
Home Depot, Inc.	12,073	4,035,038
O'Reilly Automotive, Inc. *	1,888	1,913,035
TJX Cos., Inc.	48,942	4,604,953
		30,565,851

Consumer Durables & Apparel 1.1%
Deckers Outdoor Corp. *	1,850	1,514,169
NIKE, Inc., Class B	28,300	2,610,958
		4,125,127

Consumer Services 3.4%
Airbnb, Inc., Class A *	22,675	3,595,575
Booking Holdings, Inc.	535	1,846,836
McDonald's Corp.	11,088	3,027,468
Starbucks Corp.	48,462	4,288,402
		12,758,281

Consumer Staples Distribution & Retail 1.4%
Costco Wholesale Corp.	7,253	5,243,194

Energy 0.5%
EOG Resources, Inc.	14,768	1,951,296

Financial Services 5.2%
American Express Co.	3,411	798,276
Fidelity National Information Services, Inc.	52,980	3,598,402
Interactive Brokers Group, Inc., Class A	17,464	2,010,456
SECURITY	NUMBER OF SHARES	VALUE ($)
Mastercard, Inc., Class A	11,969	5,400,413
MSCI, Inc., Class A	2,815	1,311,199
Visa, Inc., Class A	24,440	6,564,828
		19,683,574

Food, Beverage & Tobacco 3.2%
Celsius Holdings, Inc. *	46,463	3,311,418
Constellation Brands, Inc., Class A	20,689	5,243,834
Philip Morris International, Inc.	34,383	3,264,322
		11,819,574

Health Care Equipment & Services 3.7%
Edwards Lifesciences Corp. *	27,680	2,343,666
IDEXX Laboratories, Inc. *	3,556	1,752,255
Intuitive Surgical, Inc. *	16,517	6,121,530
UnitedHealth Group, Inc.	7,413	3,585,668
		13,803,119

Insurance 1.6%
Arthur J Gallagher & Co.	13,345	3,131,938
Progressive Corp.	14,442	3,007,547
		6,139,485

Media & Entertainment 10.7%
Alphabet, Inc., Class A *	134,413	21,879,748
Meta Platforms, Inc., Class A	34,877	15,003,039
Netflix, Inc. *	6,145	3,383,683
		40,266,470

Pharmaceuticals, Biotechnology & Life Sciences 6.6%
Eli Lilly & Co.	12,008	9,379,449
Thermo Fisher Scientific, Inc.	12,359	7,028,810
Vertex Pharmaceuticals, Inc. *	13,581	5,334,753
Zoetis, Inc.	20,079	3,197,380
		24,940,392

Semiconductors & Semiconductor Equipment 12.9%
Advanced Micro Devices, Inc. *	21,181	3,354,647
ASML Holding NV NY Registry Shares	5,852	5,105,694
Broadcom, Inc.	9,252	12,030,098
NVIDIA Corp.	32,256	27,869,829
		48,360,268

Software & Services 19.7%
Accenture PLC, Class A	16,552	4,980,662
Adobe, Inc. *	7,716	3,571,196
Gartner, Inc. *	10,548	4,351,999
Intuit, Inc.	4,573	2,860,960
Microsoft Corp.	99,364	38,685,386
Oracle Corp.	34,209	3,891,274
Palo Alto Networks, Inc. *	25,239	7,341,773
See financial notes
31
Schwab Active Equity Funds | Semiannual Report

Schwab Large-Cap Growth Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Salesforce, Inc.	6,457	1,736,546
ServiceNow, Inc. *	5,128	3,555,396
Synopsys, Inc. *	5,560	2,950,081
		73,925,273

Technology Hardware & Equipment 8.4%
Apple, Inc.	186,176	31,711,358

Transportation 0.5%
Uber Technologies, Inc. *	27,145	1,798,899
Total Common Stocks (Cost $173,043,088)		358,443,687

INVESTMENT COMPANIES 1.4% OF NET ASSETS

Equity Funds 1.4%
Invesco S&P 500 Equal Weight ETF (a)	31,462	5,071,674
Total Investment Companies (Cost $4,945,908)		5,071,674

SHORT-TERM INVESTMENTS 1.6% OF NET ASSETS

Money Market Funds 1.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.25% (b)(c)	6,056,678	6,056,678
Total Short-Term Investments (Cost $6,056,678)		6,056,678
Total Investments in Securities (Cost $184,045,674)		369,572,039

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED DEPRECIATION ($)
FUTURES CONTRACTS
Long
S&P 500 Index, e-mini, expires 06/21/24	20	5,067,000	(123,987)

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $5,833,965.
(b)	The rate shown is the annualized 7-day yield.
(c)	Security purchased with cash collateral received for securities on loan.

ETF —	Exchange-Traded Fund

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2024 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$358,443,687	$—	$—	$358,443,687
Investment Companies[1]	5,071,674	—	—	5,071,674
Short-Term Investments[1]	6,056,678	—	—	6,056,678
Liabilities
Futures Contracts[2]	(123,987)	—	—	(123,987)
Total	$369,448,052	$—	$—	$369,448,052

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
See financial notes
Schwab Active Equity Funds | Semiannual Report
32

Schwab Large-Cap Growth Fund
Statement of Assets and Liabilities

As of April 30, 2024; unaudited
Assets
Investments in securities, at value - unaffiliated issuers (cost $184,045,674) including securities on loan of $5,833,965		$369,572,039
Cash		11,895,595
Deposit with broker for futures contracts		236,000
Receivables:
Fund shares sold		378,684
Dividends		88,478
Foreign tax reclaims		4,849
Income from securities on loan		1,512
Prepaid expenses	+	14,699
Total assets		382,191,856

Liabilities
Collateral held for securities on loan		6,056,678
Payables:
Investment adviser and administrator fees		223,775
Fund shares redeemed		114,241
Variation margin on futures contracts		80,000
Shareholder service fees		74,712
Accrued expenses	+	53,808
Total liabilities		6,603,214
Net assets		$375,588,642

Net Assets by Source
Capital received from investors		$189,596,667
Total distributable earnings	+	185,991,975
Net assets		$375,588,642

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$375,588,642		12,647,624		$29.70

See financial notes
33
Schwab Active Equity Funds | Semiannual Report

Schwab Large-Cap Growth Fund
Statement of Operations

For the period November 1, 2023 through April 30, 2024; unaudited
Investment Income
Dividends received from securities - unaffiliated issuers (net of foreign withholding tax of $4,353)		$1,423,856
Other interest		207,837
Securities on loan, net	+	1,684
Total investment income		1,633,377

Expenses
Investment adviser and administrator fees		1,245,624
Shareholder service fees		411,241
Portfolio accounting fees		23,623
Professional fees		17,546
Registration fees		16,538
Shareholder reports		7,768
Independent trustees’ fees		3,206
Transfer agent fees		1,019
Other expenses	+	1,841
Total expenses		1,728,406
Expense reduction	–	15,674
Net expenses	–	1,712,732
Net investment loss		(79,355)

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized gains on sales of securities - unaffiliated issuers		3,257,188
Net realized gains on futures contracts	+	565,084
Net realized gains		3,822,272
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers		58,297,650
Net change in unrealized appreciation (depreciation) on futures contracts	+	174,997
Net change in unrealized appreciation (depreciation)	+	58,472,647
Net realized and unrealized gains		62,294,919
Increase in net assets resulting from operations		$62,215,564
See financial notes
Schwab Active Equity Funds | Semiannual Report
34

Schwab Large-Cap Growth Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	11/1/23-4/30/24		11/1/22-10/31/23
Net investment income (loss)		($79,355 )	$58,463
Net realized gains (losses)		3,822,272	(3,031,037)
Net change in unrealized appreciation (depreciation)	+	58,472,647	43,697,995
Increase in net assets resulting from operations		$62,215,564	$40,725,421

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($115,375 )	($4,337,314 )

TRANSACTIONS IN FUND SHARES
	11/1/23-4/30/24			11/1/22-10/31/23
		SHARES	VALUE	SHARES	VALUE
Shares sold		1,975,304	$57,598,812	2,619,801	$63,452,086
Shares reinvested		3,498	97,194	177,666	3,755,874
Shares redeemed	+	(895,423)	(25,847,629)	(1,727,327)	(40,285,189)
Net transactions in fund shares		1,083,379	$31,848,377	1,070,140	$26,922,771

SHARES OUTSTANDING AND NET ASSETS
	11/1/23-4/30/24			11/1/22-10/31/23
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		11,564,245	$281,640,076	10,494,105	$218,329,198
Total increase	+	1,083,379	93,948,566	1,070,140	63,310,878
End of period		12,647,624	$375,588,642	11,564,245	$281,640,076
See financial notes
35
Schwab Active Equity Funds | Semiannual Report

Schwab Small-Cap Equity Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	11/1/23– 4/30/24*	11/1/22– 10/31/23	11/1/21– 10/31/22	11/1/20– 10/31/21	11/1/19– 10/31/20	11/1/18– 10/31/19
Per-Share Data
Net asset value at beginning of period	$16.60	$18.94	$23.77	$15.02	$16.68	$20.87
Income (loss) from investment operations:
Net investment income (loss)[1]	0.07	0.07	0.03	0.02	0.03	0.02
Net realized and unrealized gains (losses)	3.14	(0.71)	(2.27)	8.76	(1.67)	(0.35)[2]
Total from investment operations	3.21	(0.64)	(2.24)	8.78	(1.64)	(0.33)
Less distributions:
Distributions from net investment income	(0.07)	(0.02)	(0.03)	(0.03)	(0.02)	(0.01)
Distributions from net realized gains	—	(1.68)	(2.56)	—	—	(3.85)
Total distributions	(0.07)	(1.70)	(2.59)	(0.03)	(0.02)	(3.86)
Net asset value at end of period	$19.74	$16.60	$18.94	$23.77	$15.02	$16.68
Total return	19.37%[3]	(3.68%)	(10.25%)	58.55%	(9.86%)	0.08%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	1.08%[4]	1.09%[5]	1.09%[5]	1.08%	1.09%	1.09%
Gross operating expenses	1.08%[4]	1.09%[5]	1.09%[5]	1.08%	1.10%	1.09%
Net investment income (loss)	0.70%[4]	0.37%	0.13%	0.11%	0.17%	0.09%
Portfolio turnover rate	46%[3]	43%	74%	84%	113%	117%
Net assets, end of period (x 1,000)	$555,944	$482,280	$542,600	$669,489	$491,478	$579,143

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	The per share amount does not accord with the change in aggregate gains and losses in securities during the period because of the timing of fund transactions in relation to fluctuating market values.
[3]	Not annualized.
[4]	Annualized.
[5]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes
Schwab Active Equity Funds | Semiannual Report
36

Schwab Small-Cap Equity Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 95.8% OF NET ASSETS

Automobiles & Components 0.6%
Adient PLC *	19,412	579,837
Goodyear Tire & Rubber Co. *	36,918	441,539
Modine Manufacturing Co. *	21,194	1,963,200
Visteon Corp. *	2,149	237,744
		3,222,320

Banks 8.5%
Axos Financial, Inc. *	76,121	3,852,484
BankUnited, Inc.	167,028	4,464,658
Byline Bancorp, Inc.	45,040	976,017
Cathay General Bancorp	10,760	370,574
Customers Bancorp, Inc. *	23,442	1,070,596
CVB Financial Corp.	123,534	2,018,546
Eagle Bancorp, Inc.	33,074	611,538
First Financial Corp.	9,478	345,094
Great Southern Bancorp, Inc.	28,686	1,474,460
Hancock Whitney Corp.	18,104	821,741
Hilltop Holdings, Inc.	16,381	479,308
HomeTrust Bancshares, Inc.	44,652	1,147,556
Hope Bancorp, Inc.	302,794	3,033,996
International Bancshares Corp.	114,611	6,378,102
Mercantile Bank Corp.	80,576	2,907,182
OceanFirst Financial Corp.	168,407	2,485,687
Old Second Bancorp, Inc.	29,615	405,726
Peapack-Gladstone Financial Corp.	15,019	336,125
Premier Financial Corp.	66,678	1,292,220
Provident Financial Services, Inc.	34,761	510,292
Renasant Corp.	59,420	1,726,745
Republic Bancorp, Inc., Class A	29,304	1,486,299
Trustmark Corp.	49,974	1,479,230
UMB Financial Corp.	40,165	3,199,544
Univest Financial Corp.	38,641	806,438
WaFd, Inc.	67,347	1,824,430
WesBanco, Inc.	54,069	1,459,863
		46,964,451

Capital Goods 12.8%
AAR Corp. *	61,126	4,226,252
AeroVironment, Inc. *	11,448	1,829,276
Allient, Inc.	30,379	892,839
Applied Industrial Technologies, Inc.	8,298	1,520,608
Array Technologies, Inc. *	67,368	831,321
Atkore, Inc.	32,673	5,727,577
Blue Bird Corp. *	51,010	1,681,035
Boise Cascade Co.	3,746	495,483
Cadre Holdings, Inc.	23,865	795,898
Comfort Systems USA, Inc.	9,530	2,948,677
Ducommun, Inc. *	7,099	383,985
EMCOR Group, Inc.	18,327	6,545,855
EnerSys	43,820	3,963,519
Federal Signal Corp.	51,208	4,163,210
Fluor Corp. *	30,534	1,231,436
SECURITY	NUMBER OF SHARES	VALUE ($)
H&E Equipment Services, Inc.	9,575	462,377
Herc Holdings, Inc.	7,473	1,068,863
IES Holdings, Inc. *	12,734	1,720,618
JELD-WEN Holding, Inc. *	107,803	2,209,961
Manitowoc Co., Inc. *	70,672	855,131
Masterbrand, Inc. *	90,300	1,505,301
Moog, Inc., Class A	35,636	5,668,619
Mueller Industries, Inc.	20,694	1,155,139
NEXTracker, Inc., Class A *	74,716	3,197,098
Preformed Line Products Co.	9,869	1,194,445
REV Group, Inc.	49,293	1,077,545
Shoals Technologies Group, Inc., Class A *	29,734	251,252
Simpson Manufacturing Co., Inc.	8,058	1,401,206
SPX Technologies, Inc. *	8,195	998,233
Sterling Infrastructure, Inc. *	29,661	3,013,558
Tennant Co.	8,530	993,574
Terex Corp.	57,028	3,196,419
Thermon Group Holdings, Inc. *	38,992	1,245,015
V2X, Inc. *	26,832	1,303,499
Watts Water Technologies, Inc., Class A	5,805	1,152,060
		70,906,884

Commercial & Professional Services 2.8%
Brink's Co.	13,573	1,187,095
Cimpress PLC *	27,204	2,319,685
Conduent, Inc. *	270,375	851,681
ExlService Holdings, Inc. *	113,469	3,290,601
Huron Consulting Group, Inc. *	7,064	658,647
IBEX Holdings Ltd. *	50,906	666,869
Legalzoom.com, Inc. *	131,189	1,567,708
Maximus, Inc.	65,813	5,283,468
		15,825,754

Consumer Discretionary Distribution & Retail 3.7%
Abercrombie & Fitch Co., Class A *	25,940	3,152,229
American Eagle Outfitters, Inc.	160,764	3,900,135
Build-A-Bear Workshop, Inc.	66,965	2,019,664
Caleres, Inc.	21,837	804,257
CarParts.com, Inc. *	319,180	392,591
Dillard's, Inc., Class A	4,168	1,825,542
Group 1 Automotive, Inc.	7,531	2,214,265
Nordstrom, Inc.	102,926	1,956,623
ODP Corp. *	12,318	627,109
Signet Jewelers Ltd.	15,020	1,472,411
Urban Outfitters, Inc. *	58,355	2,273,511
		20,638,337

Consumer Durables & Apparel 2.1%
Beazer Homes USA, Inc. *	30,419	852,645
Crocs, Inc. *	14,586	1,814,061
Dream Finders Homes, Inc., Class A *	13,136	466,328
Green Brick Partners, Inc. *	12,785	692,052
Hovnanian Enterprises, Inc., Class A *	7,753	1,146,126
JAKKS Pacific, Inc. *	31,154	589,122
KB Home	14,309	926,651
See financial notes
37
Schwab Active Equity Funds | Semiannual Report

Schwab Small-Cap Equity Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
M/I Homes, Inc. *	10,611	1,233,210
Solo Brands, Inc., Class A *	150,438	282,823
Sonos, Inc. *	132,241	2,234,873
Taylor Morrison Home Corp., Class A *	29,262	1,638,965
		11,876,856

Consumer Services 3.4%
Bloomin' Brands, Inc.	87,655	2,260,623
Brinker International, Inc. *	108,924	5,838,326
Duolingo, Inc. *	6,322	1,427,192
Everi Holdings, Inc. *	50,705	414,260
Frontdoor, Inc. *	97,058	2,978,710
Inspired Entertainment, Inc. *	82,270	699,295
International Game Technology PLC	58,635	1,157,455
Light & Wonder, Inc. *	26,217	2,340,129
PlayAGS, Inc. *	173,835	1,536,701
		18,652,691

Consumer Staples Distribution & Retail 0.7%
Andersons, Inc.	71,105	3,906,509

Energy 6.2%
Berry Corp.	92,086	781,810
Chord Energy Corp.	4,511	798,357
Civitas Resources, Inc.	28,425	2,045,463
CONSOL Energy, Inc.	11,743	971,851
CVR Energy, Inc.	16,294	495,012
DHT Holdings, Inc.	75,405	861,125
Liberty Energy, Inc., Class A	52,190	1,148,180
Matador Resources Co.	39,715	2,474,244
Murphy Oil Corp.	54,141	2,416,854
Noble Corp. PLC	23,949	1,062,857
Par Pacific Holdings, Inc. *	57,002	1,755,662
PBF Energy, Inc., Class A	16,430	875,226
Scorpio Tankers, Inc.	54,323	3,822,166
Select Water Solutions, Inc.	132,451	1,223,847
SM Energy Co.	49,980	2,423,530
Teekay Corp. *	375,819	2,750,995
Teekay Tankers Ltd., Class A	55,895	3,257,002
U.S. Silica Holdings, Inc. *	36,641	565,371
VAALCO Energy, Inc.	254,590	1,629,376
W&T Offshore, Inc.	108,409	243,920
Weatherford International PLC *	23,787	2,940,549
		34,543,397

Equity Real Estate Investment Trusts (REITs) 6.3%
American Assets Trust, Inc.	268,522	5,732,945
Armada Hoffler Properties, Inc.	342,157	3,599,492
Broadstone Net Lease, Inc.	152,678	2,222,992
COPT Defense Properties	254,437	6,098,855
EastGroup Properties, Inc.	16,695	2,593,735
Empire State Realty Trust, Inc., Class A	268,706	2,445,224
Innovative Industrial Properties, Inc.	19,042	1,968,943
Orion Office REIT, Inc.	230,986	720,676
Plymouth Industrial REIT, Inc.	65,014	1,357,492
Ryman Hospitality Properties, Inc.	62,213	6,562,227
Tanger, Inc.	64,856	1,838,668
		35,141,249

Financial Services 6.1%
AssetMark Financial Holdings, Inc. *	16,401	554,518
Enact Holdings, Inc.	93,606	2,782,906
Enova International, Inc. *	43,105	2,609,146
SECURITY	NUMBER OF SHARES	VALUE ($)
Essent Group Ltd.	36,634	1,940,503
Federal Agricultural Mortgage Corp., Class C	13,308	2,477,018
Jackson Financial, Inc., Class A	19,699	1,345,836
Merchants Bancorp	61,060	2,462,550
MGIC Investment Corp.	58,667	1,189,767
NMI Holdings, Inc., Class A *	138,520	4,274,727
Radian Group, Inc.	60,648	1,811,556
Regional Management Corp.	47,695	1,202,391
StepStone Group, Inc., Class A	23,715	855,400
Stifel Financial Corp.	18,983	1,517,121
StoneCo Ltd., Class A *	206,033	3,214,115
StoneX Group, Inc. *	30,757	2,232,958
Victory Capital Holdings, Inc., Class A	15,500	788,330
Virtus Investment Partners, Inc.	12,939	2,837,781
		34,096,623

Food, Beverage & Tobacco 2.3%
B&G Foods, Inc.	126,813	1,407,624
Coca-Cola Consolidated, Inc.	8,051	6,650,126
National Beverage Corp. *	19,148	852,086
Primo Water Corp.	198,053	3,737,260
		12,647,096

Health Care Equipment & Services 2.9%
AirSculpt Technologies, Inc. *(a)	44,104	243,013
Cerus Corp. *	270,093	451,055
CONMED Corp.	25,244	1,716,087
Health Catalyst, Inc. *	87,822	546,253
Hims & Hers Health, Inc. *	148,085	1,855,505
Lantheus Holdings, Inc. *	53,601	3,566,611
Merit Medical Systems, Inc. *	36,937	2,737,032
OmniAb, Inc., Class A *(b)	5,508	0
OmniAb, Inc., Class B *(b)	5,508	0
Option Care Health, Inc. *	25,933	775,137
OraSure Technologies, Inc. *	190,025	1,005,232
Tenet Healthcare Corp. *	8,781	986,019
UFP Technologies, Inc. *	2,246	462,541
Zimvie, Inc. *	97,895	1,488,004
		15,832,489

Household & Personal Products 0.1%
Nature's Sunshine Products, Inc. *	37,813	735,463

Insurance 0.6%
CNO Financial Group, Inc.	93,393	2,459,037
Genworth Financial, Inc., Class A *	140,700	834,351
Investors Title Co.	1,667	267,437
		3,560,825

Materials 5.0%
Alpha Metallurgical Resources, Inc.	2,709	886,168
Cabot Corp.	12,426	1,133,624
Carpenter Technology Corp.	48,050	4,117,885
Constellium SE, Class A *	220,404	4,339,755
Koppers Holdings, Inc.	33,920	1,739,418
Mativ Holdings, Inc.	69,807	1,274,676
Metallus, Inc. *	84,970	1,746,983
Minerals Technologies, Inc.	55,220	4,024,986
Orion SA	109,517	2,591,172
Quaker Chemical Corp.	16,828	3,138,927
SunCoke Energy, Inc.	197,340	2,034,575
See financial notes
Schwab Active Equity Funds | Semiannual Report
38

Schwab Small-Cap Equity Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Worthington Steel, Inc.	15,490	476,937
		27,505,106

Media & Entertainment 1.7%
AMC Networks, Inc., Class A *	85,061	903,348
Cars.com, Inc. *	33,273	555,992
Entravision Communications Corp., Class A	58,320	121,889
EW Scripps Co., Class A *	43,160	162,281
Gaia, Inc., Class A *	44,500	172,215
Gray Television, Inc.	101,681	584,666
Lions Gate Entertainment Corp., Class A *	125,050	1,261,754
Yelp, Inc., Class A *	139,462	5,611,951
		9,374,096

Pharmaceuticals, Biotechnology & Life Sciences 12.2%
2seventy bio, Inc. *	130,257	593,972
ACADIA Pharmaceuticals, Inc. *	227,047	3,793,955
Alector, Inc. *	116,604	592,348
Alkermes PLC *	191,160	4,691,066
Amicus Therapeutics, Inc. *	196,040	1,958,440
Amneal Pharmaceuticals, Inc. *	319,232	1,931,354
Amphastar Pharmaceuticals, Inc. *	29,157	1,202,726
Amylyx Pharmaceuticals, Inc. *	527,822	955,358
ANI Pharmaceuticals, Inc. *	45,933	3,031,578
Anika Therapeutics, Inc. *	31,735	821,619
Arcellx, Inc. *	8,128	406,563
Arcus Biosciences, Inc. *	34,564	526,410
Arrowhead Pharmaceuticals, Inc. *	13,203	298,652
Arvinas, Inc. *	22,446	713,109
Aurinia Pharmaceuticals, Inc. *	282,225	1,436,525
Beam Therapeutics, Inc. *	21,295	451,880
BioCryst Pharmaceuticals, Inc. *	116,784	482,318
CareDx, Inc. *	149,284	1,158,444
Caribou Biosciences, Inc. *	164,797	598,213
Catalyst Pharmaceuticals, Inc. *	131,521	1,979,391
Collegium Pharmaceutical, Inc. *	30,994	1,144,608
Deciphera Pharmaceuticals, Inc. *	89,616	2,264,596
Denali Therapeutics, Inc. *	65,562	1,012,277
Editas Medicine, Inc. *	248,474	1,294,550
Fate Therapeutics, Inc. *	293,590	1,159,680
Halozyme Therapeutics, Inc. *	74,557	2,840,622
Harmony Biosciences Holdings, Inc. *	97,414	3,011,067
Harvard Bioscience, Inc. *	126,539	483,379
Ironwood Pharmaceuticals, Inc., Class A *	185,334	1,436,338
Kymera Therapeutics, Inc. *	20,972	705,079
Medpace Holdings, Inc. *	12,941	5,025,637
MiMedx Group, Inc. *	299,380	1,844,181
Morphic Holding, Inc. *	9,921	270,546
Mural Oncology PLC *	11,720	43,364
Myriad Genetics, Inc. *	39,968	782,174
Nurix Therapeutics, Inc. *	199,663	2,399,949
Organogenesis Holdings, Inc., Class A *	330,106	775,749
Phibro Animal Health Corp., Class A	79,718	1,331,291
Prestige Consumer Healthcare, Inc. *	10,201	732,024
Protagonist Therapeutics, Inc. *	46,332	1,163,396
PTC Therapeutics, Inc. *	27,076	870,493
Quanterix Corp. *	37,022	596,795
Relay Therapeutics, Inc. *	153,737	1,002,365
Rigel Pharmaceuticals, Inc. *	286,774	301,113
TG Therapeutics, Inc. *	63,272	864,296
Vanda Pharmaceuticals, Inc. *	209,650	997,934
Veracyte, Inc. *	107,783	2,109,313
Vericel Corp. *	17,575	806,165
WaVe Life Sciences Ltd. *	328,247	1,618,258
SECURITY	NUMBER OF SHARES	VALUE ($)
Xencor, Inc. *	60,549	1,267,896
		67,779,056

Real Estate Management & Development 0.3%
Cushman & Wakefield PLC *	161,391	1,557,423
RMR Group, Inc., Class A	12,431	294,863
		1,852,286

Semiconductors & Semiconductor Equipment 2.6%
Ambarella, Inc. *	5,097	234,309
Amkor Technology, Inc.	127,258	4,116,796
Axcelis Technologies, Inc. *	34,362	3,557,154
Lattice Semiconductor Corp. *	57,508	3,945,049
Photronics, Inc. *	70,994	1,945,946
SMART Global Holdings, Inc. *	48,021	877,344
		14,676,598

Software & Services 5.6%
8x8, Inc. *	315,131	696,440
Alarm.com Holdings, Inc. *	10,732	713,678
Alkami Technology, Inc. *	30,847	742,487
Appfolio, Inc., Class A *	22,584	5,121,600
Asana, Inc., Class A *	106,904	1,589,663
BlackLine, Inc. *	26,944	1,564,099
CommVault Systems, Inc. *	16,288	1,669,031
Domo, Inc., Class B *	74,301	559,487
eGain Corp. *	188,200	1,168,722
Hackett Group, Inc.	62,037	1,345,583
LiveRamp Holdings, Inc. *	13,038	418,650
MicroStrategy, Inc., Class A *	2,148	2,287,684
PagerDuty, Inc. *	45,319	904,567
Q2 Holdings, Inc. *	50,146	2,577,003
Qualys, Inc. *	1,755	287,662
Rimini Street, Inc. *	297,878	792,356
Squarespace, Inc., Class A *	39,998	1,394,330
Tenable Holdings, Inc. *	15,690	705,579
Unisys Corp. *	198,588	1,078,333
Weave Communications, Inc. *	115,634	1,236,127
Xperi, Inc. *	105,053	1,104,107
Yext, Inc. *	302,925	1,663,058
Zeta Global Holdings Corp., Class A *	74,939	926,246
Zuora, Inc., Class A *	66,474	655,434
		31,201,926

Technology Hardware & Equipment 6.5%
Arlo Technologies, Inc. *	223,194	2,763,142
Badger Meter, Inc.	13,372	2,446,006
Bel Fuse, Inc., Class B	26,575	1,560,484
Belden, Inc.	18,548	1,507,396
Calix, Inc. *	36,265	1,005,629
CommScope Holding Co., Inc. *	256,955	229,718
Daktronics, Inc. *	151,363	1,430,380
ePlus, Inc. *	5,999	461,203
Extreme Networks, Inc. *	248,900	2,787,680
Fabrinet *	16,503	2,856,174
Itron, Inc. *	50,227	4,626,911
OSI Systems, Inc. *	15,389	2,022,730
Sanmina Corp. *	8,821	535,170
Super Micro Computer, Inc. *	11,367	9,761,980
Xerox Holdings Corp.	160,058	2,127,171
		36,121,774

See financial notes
39
Schwab Active Equity Funds | Semiannual Report

Schwab Small-Cap Equity Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Telecommunication Services 0.5%
Iridium Communications, Inc.	19,928	613,583
Liberty Latin America Ltd., Class A *	317,533	2,397,374
		3,010,957

Transportation 1.0%
ArcBest Corp.	7,337	813,746
Matson, Inc.	7,717	831,738
Radiant Logistics, Inc. *	69,136	341,532
SkyWest, Inc. *	45,560	3,327,247
		5,314,263

Utilities 1.3%
ALLETE, Inc.	11,993	710,225
Avista Corp.	23,026	828,476
Black Hills Corp.	36,885	2,024,987
Chesapeake Utilities Corp.	5,966	631,620
Clearway Energy, Inc., Class A	46,161	1,002,155
Otter Tail Corp.	18,121	1,546,809
Via Renewables, Inc., Class A *	21,017	228,875
		6,973,147
Total Common Stocks (Cost $472,996,467)		532,360,153

SHORT-TERM INVESTMENTS 0.0% OF NET ASSETS

Money Market Funds 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.25% (c)(d)	147,630	147,630
Total Short-Term Investments (Cost $147,630)		147,630
Total Investments in Securities (Cost $473,144,097)		532,507,783

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED DEPRECIATION ($)
FUTURES CONTRACTS
Long
Russell 2000 Index, e-mini, expires 06/21/24	215	21,345,200	(1,326,948)

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $142,709.
(b)	Fair valued using significant unobservable inputs (see financial note 2(a), Securities for which no quoted value is available, for additional information).
(c)	The rate shown is the annualized 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan.

REIT —	Real Estate Investment Trust
Below is a summary of the fund’s transactions with affiliated issuers and companies which are or were affiliates during the period April 30, 2024. An affiliated company is a company in which the investment adviser has or had an ownership of at least 5% of the voting securities of a security issue during the report period. A dash in the Value at October 31, 2023, and/or Value at April 30, 2024, columns means either the issuer was not held or not held as an affiliate at the beginning of period and is no longer held at period end or the issuer is held at period end but is no longer an affiliate.
SECURITY	VALUE AT 10/31/23	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 4/30/24	BALANCE OF SHARES HELD AT 4/30/24	DIVIDENDS RECEIVED
COMMON STOCKS 0.0% OF NET ASSETS

Transportation 0.0%
Daseke, Inc.	$—	$—	($2,010,926 )	$173,675	$734,977	$—	—	$—
See financial notes
Schwab Active Equity Funds | Semiannual Report
40

Schwab Small-Cap Equity Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2024 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$516,527,664	$—	$—	$516,527,664
Health Care Equipment & Services	15,832,489	—	0 *	15,832,489
Short-Term Investments[1]	147,630	—	—	147,630
Liabilities
Futures Contracts[2]	(1,326,948)	—	—	(1,326,948)
Total	$531,180,835	$—	$0	$531,180,835

*	Level 3 amount shown includes securities determined to have no value at April 30, 2024.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
See financial notes
41
Schwab Active Equity Funds | Semiannual Report

Schwab Small-Cap Equity Fund
Statement of Assets and Liabilities

As of April 30, 2024; unaudited
Assets
Investments in securities, at value - unaffiliated issuers (cost $473,144,097) including securities on loan of $142,709		$532,507,783
Cash		23,232,007
Deposit with broker for futures contracts		1,397,500
Receivables:
Fund shares sold		362,128
Dividends		88,311
Income from securities on loan		1,289
Prepaid expenses	+	9,352
Total assets		557,598,370

Liabilities
Collateral held for securities on loan		147,630
Payables:
Variation margin on futures contracts		446,125
Investments bought		398,210
Investment adviser and administrator fees		375,451
Shareholder service fees		113,612
Fund shares redeemed		100,603
Accrued expenses	+	72,410
Total liabilities		1,654,041
Net assets		$555,944,329

Net Assets by Source
Capital received from investors		$464,974,133
Total distributable earnings	+	90,970,196
Net assets		$555,944,329

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$555,944,329		28,169,673		$19.74

See financial notes
Schwab Active Equity Funds | Semiannual Report
42

Schwab Small-Cap Equity Fund
Statement of Operations

For the period November 1, 2023 through April 30, 2024; unaudited
Investment Income
Dividends received from securities - unaffiliated issuers (net of foreign withholding tax of $8,143)		$4,606,330
Other interest		338,791
Securities on loan, net	+	15,995
Total investment income		4,961,116

Expenses
Investment adviser and administrator fees		2,253,565
Shareholder service fees		682,478
Portfolio accounting fees		26,249
Professional fees		18,140
Registration fees		15,195
Shareholder reports		10,948
Custodian fees		4,326
Independent trustees’ fees		3,479
Transfer agent fees		1,158
Other expenses	+	2,691
Total expenses	–	3,018,229
Net investment income		1,942,887

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized gains on sales of securities - affiliated issuers		173,675
Net realized gains on sales of securities - unaffiliated issuers		32,609,723
Net realized gains on futures contracts	+	1,632,790
Net realized gains		34,416,188
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers		734,977
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers		56,071,240
Net change in unrealized appreciation (depreciation) on futures contracts	+	201,432
Net change in unrealized appreciation (depreciation)	+	57,007,649
Net realized and unrealized gains		91,423,837
Increase in net assets resulting from operations		$93,366,724
See financial notes
43
Schwab Active Equity Funds | Semiannual Report

Schwab Small-Cap Equity Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	11/1/23-4/30/24		11/1/22-10/31/23
Net investment income		$1,942,887	$1,941,138
Net realized gains (losses)		34,416,188	(2,205,373)
Net change in unrealized appreciation (depreciation)	+	57,007,649	(16,397,779)
Increase (decrease) in net assets resulting from operations		$93,366,724	($16,662,014 )

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($2,107,396 )	($48,159,983 )

TRANSACTIONS IN FUND SHARES
	11/1/23-4/30/24			11/1/22-10/31/23
		SHARES	VALUE	SHARES	VALUE
Shares sold		1,146,378	$22,263,941	2,298,167	$40,190,557
Shares reinvested		82,244	1,578,256	2,100,068	36,121,156
Shares redeemed	+	(2,104,253)	(41,437,135)	(4,004,689)	(71,810,121)
Net transactions in fund shares		(875,631)	($17,594,938 )	393,546	$4,501,592

SHARES OUTSTANDING AND NET ASSETS
	11/1/23-4/30/24			11/1/22-10/31/23
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		29,045,304	$482,279,939	28,651,758	$542,600,344
Total increase (decrease)	+	(875,631)	73,664,390	393,546	(60,320,405)
End of period		28,169,673	$555,944,329	29,045,304	$482,279,939
See financial notes
Schwab Active Equity Funds | Semiannual Report
44

Schwab Health Care Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	11/1/23– 4/30/24*	11/1/22– 10/31/23	11/1/21– 10/31/22	11/1/20– 10/31/21	11/1/19– 10/31/20	11/1/18– 10/31/19
Per-Share Data
Net asset value at beginning of period	$24.05	$26.08	$30.58	$26.27	$25.08	$25.85
Income (loss) from investment operations:
Net investment income (loss)[1]	0.11	0.20	0.20	0.21	0.26	0.26
Net realized and unrealized gains (losses)	3.09	(1.14)	(1.13)	7.09	2.11	1.27
Total from investment operations	3.20	(0.94)	(0.93)	7.30	2.37	1.53
Less distributions:
Distributions from net investment income	(0.22)	(0.19)	(0.23)	(0.23)	(0.29)	(0.24)
Distributions from net realized gains	(0.69)	(0.90)	(3.34)	(2.76)	(0.89)	(2.06)
Total distributions	(0.91)	(1.09)	(3.57)	(2.99)	(1.18)	(2.30)
Net asset value at end of period	$26.34	$24.05	$26.08	$30.58	$26.27	$25.08
Total return	13.49%[2]	(4.04%)	(3.82%)	30.02%	9.57%	6.51%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.79%[3]	0.79%[4]	0.80%[4]	0.80%	0.80%	0.80%
Gross operating expenses	0.79%[3]	0.79%[4]	0.80%[4]	0.80%	0.80%	0.80%
Net investment income (loss)	0.85%[3]	0.79%	0.76%	0.76%	1.01%	1.05%
Portfolio turnover rate	30%[2]	53%	59%	70%	73%	45%
Net assets, end of period (x 1,000)	$786,214	$733,285	$829,028	$901,637	$745,705	$778,753

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Not annualized.
[3]	Annualized.
[4]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes
45
Schwab Active Equity Funds | Semiannual Report

Schwab Health Care Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.8% OF NET ASSETS

Australia 0.4%
Cochlear Ltd.	4,989	1,040,745
Pro Medicus Ltd.	29,403	2,100,700
		3,141,445

Denmark 6.1%
ALK-Abello AS *	94,892	1,759,202
Demant AS *	33,969	1,622,087
Novo Nordisk AS, Class B	345,276	44,278,952
		47,660,241

France 1.2%
BioMerieux	22,194	2,359,310
Ipsen SA	55,093	6,701,310
		9,060,620

Germany 0.4%
Carl Zeiss Meditec AG, Bearer Shares	33,440	3,528,349

Ireland 2.6%
Medtronic PLC	254,797	20,444,911

Italy 0.1%
Recordati Industria Chimica e Farmaceutica SpA	21,963	1,168,725

Japan 3.7%
Chugai Pharmaceutical Co. Ltd.	61,000	1,940,034
Daiichi Sankyo Co. Ltd.	244,800	8,239,401
Hoya Corp.	105,400	12,220,056
Santen Pharmaceutical Co. Ltd.	450,000	4,346,588
Sysmex Corp.	60,000	959,423
Terumo Corp.	70,000	1,187,489
		28,892,991

Republic of Korea 0.9%
Classys, Inc.	22,910	623,500
Hanmi Pharm Co. Ltd.	4,140	943,104
Hugel, Inc. *	7,000	1,070,213
Samsung Biologics Co. Ltd. *	8,219	4,619,548
		7,256,365

Sweden 0.3%
Camurus AB *	26,173	1,173,693
Getinge AB, B Shares	52,784	1,111,231
		2,284,924

SECURITY	NUMBER OF SHARES	VALUE ($)
Switzerland 3.8%
Novartis AG	264,616	25,682,961
Roche Holding AG	16,694	4,000,119
		29,683,080

United Kingdom 4.5%
AstraZeneca PLC	115,946	17,536,701
ConvaTec Group PLC	110,168	342,767
GSK PLC	858,161	17,804,190
		35,683,658

United States 75.8%
Abbott Laboratories	136,849	14,501,889
AbbVie, Inc.	226,017	36,759,405
Addus HomeCare Corp. *	10,896	1,047,650
ADMA Biologics, Inc. *	161,600	1,053,632
Agilent Technologies, Inc.	66,382	9,096,989
Align Technology, Inc. *	7,581	2,140,723
Amgen, Inc.	78,836	21,596,334
ANI Pharmaceuticals, Inc. *	42,012	2,772,792
Becton Dickinson & Co.	67,831	15,913,153
BioMarin Pharmaceutical, Inc. *	20,180	1,629,737
Blueprint Medicines Corp. *	17,979	1,642,202
Boston Scientific Corp. *	83,281	5,985,405
Bruker Corp.	30,109	2,348,803
Cardinal Health, Inc.	30,972	3,191,355
Cencora, Inc.	48,967	11,705,561
Cigna Group	48,205	17,211,113
Collegium Pharmaceutical, Inc. *	32,622	1,204,730
CONMED Corp.	5,300	360,294
Cooper Cos., Inc.	20,532	1,828,580
Danaher Corp.	25,006	6,166,980
DaVita, Inc. *	20,872	2,901,417
DENTSPLY SIRONA, Inc.	62,612	1,878,986
Dexcom, Inc. *	17,646	2,247,924
Edwards Lifesciences Corp. *	17,379	1,471,480
Elanco Animal Health, Inc. *	326,004	4,290,213
Elevance Health, Inc.	25,687	13,577,634
Eli Lilly & Co.	95,696	74,748,146
GE HealthCare Technologies, Inc.	23,160	1,765,718
Gilead Sciences, Inc.	165,282	10,776,386
HCA Healthcare, Inc.	14,499	4,492,080
HealthEquity, Inc. *	9,733	768,031
Hologic, Inc. *	133,177	10,090,821
IDEXX Laboratories, Inc. *	13,156	6,482,751
Intuitive Surgical, Inc. *	8,917	3,304,819
IQVIA Holdings, Inc. *	54,122	12,543,856
Jazz Pharmaceuticals PLC *	28,774	3,186,720
Johnson & Johnson	209,754	30,328,331
McKesson Corp.	39,397	21,164,462
Medpace Holdings, Inc. *	18,111	7,033,407
Merck & Co., Inc.	311,642	40,270,379
Merit Medical Systems, Inc. *	43,083	3,192,450
Mettler-Toledo International, Inc. *	9,140	11,239,458
Neurocrine Biosciences, Inc. *	44,579	6,131,396
See financial notes
Schwab Active Equity Funds | Semiannual Report
46

Schwab Health Care Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Option Care Health, Inc. *	130,599	3,903,604
Owens & Minor, Inc. *	58,600	1,449,764
Prestige Consumer Healthcare, Inc. *	103,746	7,444,813
Regeneron Pharmaceuticals, Inc. *	19,352	17,236,052
ResMed, Inc.	8,473	1,813,137
Stryker Corp.	63,548	21,383,902
Thermo Fisher Scientific, Inc.	22,414	12,747,290
Twist Bioscience Corp. *	24,925	778,408
United Therapeutics Corp. *	37,155	8,706,531
UnitedHealth Group, Inc.	88,185	42,655,084
Veeva Systems, Inc., Class A *	37,910	7,527,410
Veracyte, Inc. *	39,324	769,571
SECURITY	NUMBER OF SHARES	VALUE ($)
Vertex Pharmaceuticals, Inc. *	58,991	23,172,255
Zimmer Biomet Holdings, Inc.	58,903	7,084,853
Zoetis, Inc.	46,219	7,359,914
		596,076,780
Total Common Stocks (Cost $502,927,710)		784,882,089
Total Investments in Securities (Cost $502,927,710)		784,882,089

*	Non-income producing security.

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2024 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$616,521,691	$—	$—	$616,521,691
Australia	—	3,141,445	—	3,141,445
Denmark	—	47,660,241	—	47,660,241
France	—	9,060,620	—	9,060,620
Germany	—	3,528,349	—	3,528,349
Italy	—	1,168,725	—	1,168,725
Japan	—	28,892,991	—	28,892,991
Republic of Korea	—	7,256,365	—	7,256,365
Sweden	—	2,284,924	—	2,284,924
Switzerland	—	29,683,080	—	29,683,080
United Kingdom	—	35,683,658	—	35,683,658
Total	$616,521,691	$168,360,398	$—	$784,882,089

[1]	As categorized in the Portfolio Holdings.
See financial notes
47
Schwab Active Equity Funds | Semiannual Report

Schwab Health Care Fund
Statement of Assets and Liabilities

As of April 30, 2024; unaudited
Assets
Investments in securities, at value - unaffiliated issuers (cost $502,927,710)		$784,882,089
Foreign currency, at value (cost $481,725)		480,129
Receivables:
Foreign tax reclaims		1,093,340
Dividends		587,371
Investments sold		197,523
Fund shares sold		97,161
Prepaid expenses	+	22,535
Total assets		787,360,148

Liabilities
Payables:
Fund shares redeemed		356,649
Investment adviser and administrator fees		342,832
Due to custodian		200,156
Shareholder service fees		154,891
Independent trustees’ fees		16
Accrued expenses	+	91,546
Total liabilities		1,146,090
Net assets		$786,214,058

Net Assets by Source
Capital received from investors		$481,932,468
Total distributable earnings	+	304,281,590
Net assets		$786,214,058

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$786,214,058		29,850,681		$26.34

See financial notes
Schwab Active Equity Funds | Semiannual Report
48

Schwab Health Care Fund
Statement of Operations

For the period November 1, 2023 through April 30, 2024; unaudited
Investment Income
Dividends received from securities - unaffiliated issuers (net of foreign withholding tax of $285,190)		$6,394,072
Other interest	+	9,078
Total investment income		6,403,150

Expenses
Investment adviser and administrator fees		2,080,971
Shareholder service fees		913,366
Portfolio accounting fees		27,769
Shareholder reports		18,792
Professional fees		17,153
Registration fees		14,130
Independent trustees’ fees		3,743
Transfer agent fees		2,438
Other expenses	+	5,475
Total expenses	–	3,083,837
Net investment income		3,319,313

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized gains on sales of securities - unaffiliated issuers		20,968,500
Net realized gains on foreign currency transactions	+	60,955
Net realized gains		21,029,455
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers		73,281,928
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	(19,657)
Net change in unrealized appreciation (depreciation)	+	73,262,271
Net realized and unrealized gains		94,291,726
Increase in net assets resulting from operations		$97,611,039
See financial notes
49
Schwab Active Equity Funds | Semiannual Report

Schwab Health Care Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	11/1/23-4/30/24		11/1/22-10/31/23
Net investment income		$3,319,313	$6,396,150
Net realized gains		21,029,455	21,281,179
Net change in unrealized appreciation (depreciation)	+	73,262,271	(58,022,517)
Increase (decrease) in net assets resulting from operations		$97,611,039	($30,345,188 )

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($27,546,281 )	($34,603,137 )

TRANSACTIONS IN FUND SHARES
	11/1/23-4/30/24			11/1/22-10/31/23
		SHARES	VALUE	SHARES	VALUE
Shares sold		829,193	$21,663,256	1,914,250	$49,354,082
Shares reinvested		936,699	23,623,551	1,116,087	30,056,232
Shares redeemed	+	(2,403,554)	(62,422,841)	(4,324,885)	(110,204,717)
Net transactions in fund shares		(637,662)	($17,136,034 )	(1,294,548)	($30,794,403 )

SHARES OUTSTANDING AND NET ASSETS
	11/1/23-4/30/24			11/1/22-10/31/23
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		30,488,343	$733,285,334	31,782,891	$829,028,062
Total increase (decrease)	+	(637,662)	52,928,724	(1,294,548)	(95,742,728)
End of period		29,850,681	$786,214,058	30,488,343	$733,285,334
See financial notes
Schwab Active Equity Funds | Semiannual Report
50

Schwab International Core Equity Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	11/1/23– 4/30/24*	11/1/22– 10/31/23	11/1/21– 10/31/22	11/1/20– 10/31/21	11/1/19– 10/31/20	11/1/18– 10/31/19
Per-Share Data
Net asset value at beginning of period	$9.84	$8.71	$11.55	$9.11	$10.04	$9.64
Income (loss) from investment operations:
Net investment income (loss)[1]	0.12	0.27	0.34	0.21	0.14	0.24
Net realized and unrealized gains (losses)	1.82	1.18	(2.86)	2.34	(0.71)	0.41
Total from investment operations	1.94	1.45	(2.52)	2.55	(0.57)	0.65
Less distributions:
Distributions from net investment income	(0.29)	(0.32)	(0.32)	(0.11)	(0.36)	(0.25)
Net asset value at end of period	$11.49	$9.84	$8.71	$11.55	$9.11	$10.04
Total return	19.96%[2]	16.74%	(22.40%)	28.12%	(6.01%)	7.08%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.86%[3]	0.86%	0.86%[4]	0.86%	0.86%	0.86%
Gross operating expenses	0.87%[3]	0.87%	0.89%[4]	0.86%	0.88%	0.87%
Net investment income (loss)	2.15%[3]	2.65%	3.40%	1.93%	1.51%	2.44%
Portfolio turnover rate	31%[2]	62%	94%	103%	97%	91%
Net assets, end of period (x 1,000)	$584,974	$511,144	$507,380	$692,619	$664,487	$975,511

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Not annualized.
[3]	Annualized.
[4]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes
51
Schwab Active Equity Funds | Semiannual Report

Schwab International Core Equity Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 98.0% OF NET ASSETS

Australia 4.9%
ANZ Group Holdings Ltd.	206,416	3,724,555
Aristocrat Leisure Ltd.	153,174	3,908,999
BHP Group Ltd.	167,183	4,585,179
BlueScope Steel Ltd.	41,000	598,412
Commonwealth Bank of Australia	40,263	2,950,051
Fortescue Ltd.	93,474	1,549,280
James Hardie Industries PLC *	18,000	618,803
JB Hi-Fi Ltd.	100,911	3,937,758
Macquarie Group Ltd.	23,114	2,767,636
National Australia Bank Ltd.	108,648	2,355,219
Qantas Airways Ltd. *	216,937	818,483
Technology One Ltd.	110,762	1,147,185
		28,961,560

Austria 0.6%
Erste Group Bank AG	23,066	1,075,685
Wienerberger AG	75,246	2,688,939
		3,764,624

Belgium 0.8%
Colruyt Group NV	96,056	4,451,028

Brazil 0.6%
Vale SA	301,200	3,671,176

Canada 2.0%
Barrick Gold Corp.	66,100	1,098,586
CGI, Inc. *	36,109	3,658,769
Constellation Software, Inc.	400	1,029,828
Dollarama, Inc.	24,500	2,043,787
Imperial Oil Ltd.	38,200	2,626,397
Suncor Energy, Inc.	27,900	1,064,604
		11,521,971

China 0.8%
COSCO SHIPPING Holdings Co. Ltd., H Shares	1,977,500	2,558,555
Tencent Holdings Ltd.	48,100	2,110,781
		4,669,336

Denmark 5.4%
Novo Nordisk AS, Class B	206,564	26,490,221
Pandora AS	26,176	3,983,984
Rockwool AS, B Shares	4,210	1,372,412
		31,846,617

SECURITY	NUMBER OF SHARES	VALUE ($)
France 12.5%
Airbus SE	13,000	2,139,251
BNP Paribas SA	59,023	4,247,405
Cie de Saint-Gobain SA	92,373	7,305,101
Cie Generale des Etablissements Michelin SCA	209,497	8,048,591
Eiffage SA	43,928	4,687,049
Engie SA *	351,374	6,100,067
Hermes International SCA	1,695	4,057,813
Ipsen SA	45,406	5,523,019
L'Oreal SA	15,092	7,075,932
LVMH Moet Hennessy Louis Vuitton SE	9,416	7,734,641
Sanofi SA	36,351	3,591,226
Schneider Electric SE	14,200	3,237,790
Societe Generale SA	127,605	3,438,323
TotalEnergies SE	80,744	5,861,914
		73,048,122

Germany 9.0%
Allianz SE	24,313	6,899,666
Bayerische Motoren Werke AG	19,720	2,148,480
Deutsche Telekom AG	345,950	7,924,180
Fresenius SE & Co. KGaA	38,820	1,158,403
Heidelberg Materials AG	77,817	7,831,165
Henkel AG & Co. KGaA	4,356	313,234
Mercedes-Benz Group AG	57,599	4,356,839
SAP SE	60,295	10,887,296
Siemens AG	50,250	9,413,508
Vonovia SE	52,567	1,518,977
		52,451,748

Hong Kong 1.3%
China Medical System Holdings Ltd.	366,000	326,783
Hong Kong Exchanges & Clearing Ltd.	78,000	2,478,404
NetEase, Inc.	57,000	1,068,444
PetroChina Co. Ltd., H Shares	3,942,000	3,672,923
		7,546,554

Israel 0.4%
Check Point Software Technologies Ltd. *	15,600	2,330,952

Italy 4.1%
A2A SpA	335,375	661,411
Assicurazioni Generali SpA	61,244	1,493,278
Enel SpA	1,069,993	7,032,466
Stellantis NV	297,006	6,571,702
UniCredit SpA	102,000	3,743,845
Unipol Gruppo SpA	482,074	4,321,650
		23,824,352

See financial notes
Schwab Active Equity Funds | Semiannual Report
52

Schwab International Core Equity Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Japan 21.5%
Dai-ichi Life Holdings, Inc.	69,000	1,598,111
Daiichi Sankyo Co. Ltd.	47,500	1,598,740
Disco Corp.	10,400	2,962,395
Fast Retailing Co. Ltd.	17,600	4,601,855
Fujikura Ltd.	138,800	2,385,183
Hikari Tsushin, Inc.	3,600	585,078
Hitachi Ltd.	101,000	9,318,328
Honda Motor Co. Ltd.	297,000	3,379,140
Hoya Corp.	57,603	6,678,481
Inpex Corp.	348,274	5,217,074
Japan Exchange Group, Inc.	178,100	4,171,193
Japan Post Insurance Co. Ltd.	49,100	921,807
Lawson, Inc.	13,000	851,061
Makita Corp.	198,000	5,732,273
Mitsubishi Corp.	111,900	2,559,105
Mitsui Fudosan Co. Ltd.	399,000	4,060,648
Nexon Co. Ltd.	61,000	951,072
Nintendo Co. Ltd.	38,000	1,853,221
Nippon Building Fund, Inc.	325	1,241,758
Nippon Yusen KK	50,000	1,419,523
Nitto Denko Corp.	11,600	959,153
Nomura Holdings, Inc.	457,800	2,604,873
Ono Pharmaceutical Co. Ltd.	208,100	2,997,339
Oracle Corp.	38,500	2,889,216
ORIX Corp.	328,000	6,712,655
Panasonic Holdings Corp.	274,900	2,399,451
Persol Holdings Co. Ltd.	473,200	654,582
Recruit Holdings Co. Ltd.	105,400	4,539,300
Renesas Electronics Corp.	99,900	1,621,952
SCREEN Holdings Co. Ltd.	11,000	1,134,949
Sega Sammy Holdings, Inc.	53,200	696,333
Shimamura Co. Ltd.	21,200	1,045,093
Sompo Holdings, Inc.	87,600	1,733,614
Sony Group Corp.	37,800	3,124,221
Sumitomo Mitsui Financial Group, Inc.	156,100	8,867,069
Tokio Marine Holdings, Inc.	59,000	1,864,777
Tokyo Electron Ltd.	31,300	6,865,522
Tokyo Gas Co. Ltd.	97,000	2,175,443
Toyo Suisan Kaisha Ltd.	43,000	2,688,973
Toyota Motor Corp.	352,000	8,028,618
		125,689,179

Netherlands 6.2%
ABN AMRO Bank NV, GDR	133,499	2,138,462
ASML Holding NV	24,119	21,007,955
Koninklijke Ahold Delhaize NV	213,659	6,485,445
Wolters Kluwer NV	45,695	6,840,838
		36,472,700

Norway 0.3%
Equinor ASA	68,221	1,815,249

Republic of Korea 1.2%
Doosan Bobcat, Inc.	72,614	2,713,942
Kia Corp.	49,750	4,214,948
		6,928,890

Singapore 0.8%
Jardine Cycle & Carriage Ltd.	104,500	2,016,666
Jardine Matheson Holdings Ltd.	63,600	2,440,332
		4,456,998

SECURITY	NUMBER OF SHARES	VALUE ($)
Spain 2.0%
Banco Bilbao Vizcaya Argentaria SA	249,581	2,698,962
Banco Santander SA (a)	1,078,329	5,246,752
Endesa SA	85,195	1,553,586
Industria de Diseno Textil SA (a)	45,671	2,079,443
		11,578,743

Sweden 1.8%
Atlas Copco AB, A Shares	237,205	4,154,902
Investor AB, B Shares	67,688	1,657,865
Nordea Bank Abp	144,421	1,678,782
SSAB AB, A Shares	425,113	2,387,063
Volvo AB, B Shares	26,057	663,234
		10,541,846

Switzerland 6.8%
ABB Ltd.	57,000	2,769,541
Holcim AG	88,926	7,443,791
Logitech International SA	17,871	1,391,386
Nestle SA	75,127	7,542,763
Novartis AG	141,850	13,767,603
Partners Group Holding AG	706	908,316
Roche Holding AG	14,740	3,531,913
UBS Group AG	103,535	2,719,167
		40,074,480

Taiwan 0.9%
MediaTek, Inc.	50,000	1,507,558
Taiwan Semiconductor Manufacturing Co. Ltd.	148,000	3,543,676
		5,051,234

United Kingdom 14.1%
AstraZeneca PLC	17,265	2,611,312
BAE Systems PLC	367,128	6,106,153
Centrica PLC	2,010,415	3,209,168
CRH PLC	17,736	1,373,490
Games Workshop Group PLC	28,587	3,533,186
GSK PLC	364,163	7,555,257
Hikma Pharmaceuticals PLC	105,396	2,530,618
Howden Joinery Group PLC	147,564	1,606,192
HSBC Holdings PLC	926,192	8,028,187
Imperial Brands PLC	271,030	6,193,076
Investec PLC	213,214	1,350,558
Legal & General Group PLC	830,297	2,437,336
Man Group PLC	601,917	1,930,289
Marks & Spencer Group PLC	527,881	1,681,798
NatWest Group PLC	597,172	2,253,955
Next PLC	58,557	6,567,635
RELX PLC	72,000	2,958,255
Rio Tinto PLC	38,893	2,631,529
Shell PLC	339,996	12,086,380
Tesco PLC	1,211,334	4,472,328
Unilever PLC	28,498	1,474,224
		82,590,926
Total Common Stocks (Cost $454,034,040)		573,288,285
See financial notes
53
Schwab Active Equity Funds | Semiannual Report

Schwab International Core Equity Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
SHORT-TERM INVESTMENTS 2.2% OF NET ASSETS

Money Market Funds 2.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.25% (b)	6,674,828	6,674,828
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.25% (b)(c)	5,890,275	5,890,275
		12,565,103
Total Short-Term Investments (Cost $12,565,103)		12,565,103
Total Investments in Securities (Cost $466,599,143)		585,853,388

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $5,369,971.
(b)	The rate shown is the annualized 7-day yield.
(c)	Security purchased with cash collateral received for securities on loan.

GDR —	Global Depositary Receipt

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2024 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$—	$421,166,981	$—	$421,166,981
Belgium	4,451,028	—	—	4,451,028
Brazil	3,671,176	—	—	3,671,176
Canada	11,521,971	—	—	11,521,971
Israel	2,330,952	—	—	2,330,952
Japan	851,061	124,838,118	—	125,689,179
Singapore	2,440,332	2,016,666	—	4,456,998
Short-Term Investments[1]	12,565,103	—	—	12,565,103
Total	$37,831,623	$548,021,765	$—	$585,853,388

[1]	As categorized in the Portfolio Holdings.
See financial notes
Schwab Active Equity Funds | Semiannual Report
54

Schwab International Core Equity Fund
Statement of Assets and Liabilities

As of April 30, 2024; unaudited
Assets
Investments in securities, at value - unaffiliated issuers (cost $466,599,143) including securities on loan of $5,369,971		$585,853,388
Foreign currency, at value (cost $1,893,580)		1,848,373
Receivables:
Dividends		2,466,460
Foreign tax reclaims		1,372,690
Fund shares sold		42,330
Income from securities on loan		5,153
Prepaid expenses	+	21,293
Total assets		591,609,687

Liabilities
Collateral held for securities on loan		5,890,275
Payables:
Investment adviser and administrator fees		279,838
Shareholder service fees		113,251
Fund shares redeemed		107,011
IRS compliance fee for foreign withholding tax claims		103,830
Accrued expenses	+	141,172
Total liabilities		6,635,377
Net assets		$584,974,310

Net Assets by Source
Capital received from investors		$543,742,728
Total distributable earnings	+	41,231,582
Net assets		$584,974,310

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$584,974,310		50,910,845		$11.49

See financial notes
55
Schwab Active Equity Funds | Semiannual Report

Schwab International Core Equity Fund
Statement of Operations

For the period November 1, 2023 through April 30, 2024; unaudited
Investment Income
Dividends received from securities - unaffiliated issuers (net of foreign withholding tax of $946,312)		$8,519,471
Securities on loan, net	+	37,495
Total investment income		8,556,966

Expenses
Investment adviser and administrator fees		1,648,241
Shareholder service fees		699,794
Professional fees		37,881 [1]
Portfolio accounting fees		35,640
Custodian fees		27,429
Registration fees		11,822
Shareholder reports		7,494
Transfer agent fees		6,154
Independent trustees’ fees		3,486
Other expenses	+	6,677
Total expenses		2,484,618
Expense reduction	–	40,010 [1]
Net expenses	–	2,444,608
Net investment income		6,112,358

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized gains on sales of securities - unaffiliated issuers		22,970,529
Net realized losses on foreign currency transactions	+	(16,876)
Net realized gains		22,953,653
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers		71,700,264
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	(86,870)
Net change in unrealized appreciation (depreciation)	+	71,613,394
Net realized and unrealized gains		94,567,047
Increase in net assets resulting from operations		$100,679,405

[1]
Includes professional fees of $17,272 associated with the filing of foreign withholding tax claims in the European Union are deemed to be non-contingent and non-routine expenses of the fund (see financial notes 2(d) and 4 for additional information).

See financial notes
Schwab Active Equity Funds | Semiannual Report
56

Schwab International Core Equity Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	11/1/23-4/30/24		11/1/22-10/31/23
Net investment income		$6,112,358	$14,362,950
Net realized gains		22,953,653	5,351,934
Net change in unrealized appreciation (depreciation)	+	71,613,394	65,333,356
Increase in net assets resulting from operations		$100,679,405	$85,048,240

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($14,962,629 )	($18,031,388 )

TRANSACTIONS IN FUND SHARES
	11/1/23-4/30/24			11/1/22-10/31/23
		SHARES	VALUE	SHARES	VALUE
Shares sold		1,543,724	$17,079,990	1,846,614	$18,701,524
Shares reinvested		1,254,919	13,302,138	1,694,173	16,162,412
Shares redeemed	+	(3,827,985)	(42,268,753)	(9,868,515)	(98,116,676)
Net transactions in fund shares		(1,029,342)	($11,886,625 )	(6,327,728)	($63,252,740 )

SHARES OUTSTANDING AND NET ASSETS
	11/1/23-4/30/24			11/1/22-10/31/23
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		51,940,187	$511,144,159	58,267,915	$507,380,047
Total increase (decrease)	+	(1,029,342)	73,830,151	(6,327,728)	3,764,112
End of period		50,910,845	$584,974,310	51,940,187	$511,144,159
See financial notes
57
Schwab Active Equity Funds | Semiannual Report

Schwab Active Equity Funds
Financial Notes, unaudited

1. Business Structure of the Funds:
Each of the funds in this report is a series of Schwab Capital Trust (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:
SCHWAB CAPITAL TRUST
Schwab Core Equity Fund	Schwab Target 2045 Fund
Schwab Dividend Equity Fund	Schwab Target 2050 Fund
Schwab Large-Cap Growth Fund	Schwab Target 2055 Fund
Schwab Small-Cap Equity Fund	Schwab Target 2060 Fund
Schwab Health Care Fund	Schwab Target 2065 Fund
Schwab International Core Equity Fund	Schwab Fundamental US Large Company Index Fund
Schwab S&P 500 Index Fund	Schwab Fundamental US Small Company Index Fund
Schwab Small-Cap Index Fund®	Schwab Fundamental International Large Company Index Fund
Schwab Total Stock Market Index Fund®	Schwab Fundamental International Small Company Index Fund
Schwab U.S. Large-Cap Growth Index Fund	Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab U.S. Large-Cap Value Index Fund	Schwab Fundamental Global Real Estate Index Fund
Schwab U.S. Mid-Cap Index Fund	Schwab Target 2010 Index Fund
Schwab International Index Fund®	Schwab Target 2015 Index Fund
Schwab MarketTrack All Equity Portfolio™	Schwab Target 2020 Index Fund
Schwab MarketTrack Growth Portfolio™	Schwab Target 2025 Index Fund
Schwab MarketTrack Balanced Portfolio™	Schwab Target 2030 Index Fund
Schwab MarketTrack Conservative Portfolio™	Schwab Target 2035 Index Fund
Schwab International Opportunities Fund	Schwab Target 2040 Index Fund
Schwab Balanced Fund	Schwab Target 2045 Index Fund
Schwab Target 2010 Fund	Schwab Target 2050 Index Fund
Schwab Target 2015 Fund	Schwab Target 2055 Index Fund
Schwab Target 2020 Fund	Schwab Target 2060 Index Fund
Schwab Target 2025 Fund	Schwab Target 2065 Index Fund
Schwab Target 2030 Fund	Schwab Monthly Income Fund - Target Payout
Schwab Target 2035 Fund	Schwab Monthly Income Fund - Flexible Payout
Schwab Target 2040 Fund	Schwab Monthly Income Fund - Income Payout
Each fund in this report offers one share class. Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the funds’ Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law. The "Fund Complex" includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust.
Investment Objectives
The Schwab Core Equity Fund seeks long-term capital growth.

The Schwab Dividend Equity Fund seeks current income and capital appreciation.

The Schwab Large-Cap Growth Fund seeks long-term capital growth.

The Schwab Small-Cap Equity Fund seeks long-term capital growth.

The Schwab Health Care Fund seeks long-term capital growth.

The Schwab International Core Equity Fund seeks long-term capital growth.
Schwab Active Equity Funds | Semiannual Report
58

Schwab Active Equity Funds
Financial Notes, unaudited (continued)

 2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
The funds may invest in mutual funds and exchange-traded funds (ETFs), which are referred to as "underlying funds". For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports, which are filed with the U.S. Securities and Exchange Commission (SEC) and are available on the SEC’s website at www.sec.gov.
(a) Security Valuation:
Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated authority to a Valuation Designee, the funds’ investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in the funds’ portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
● Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
● Foreign equity security fair valuation: The Valuation Designee has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the valuation of a fund’s holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, the Valuation Designee seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of a fund’s portfolio holdings and the NAV of a fund’s shares and seeks to help ensure that the prices at which a fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of a fund and that of its comparative index or benchmark.
● Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
● Mutual funds: Mutual funds are valued at their respective NAVs.
● Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value a fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the
59
Schwab Active Equity Funds | Semiannual Report

Schwab Active Equity Funds
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
● Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, ETFs and futures contracts. Mutual funds and ETFs are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2 or Level 3 in the fair value hierarchy.
● Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include forward foreign currency exchange contracts, U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the valuation of a fund’s holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of foreign markets. The Valuation Designee has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets.
● Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore a fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the funds’ investments as of April 30, 2024, are disclosed in each fund’s Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Futures Contracts: Futures contracts are instruments that represent an agreement between two parties that obligates one party to buy, and the other party to sell, specific instruments at an agreed upon price on a stipulated future date. A fund must give the broker a deposit of cash and/or securities (initial margin) whenever it enters into a futures contract. The amount of the deposit may vary from one contract to another. Subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized. Futures contracts are traded publicly on exchanges, and their value may change daily.
Securities Lending: Under the trust’s Securities Lending Program, a fund (lender) may make short-term loans of its securities to another party (borrower) to generate additional revenue for the fund. The borrower pledges collateral in the form of cash, securities issued or fully guaranteed by the U.S. government or foreign governments, or letters of credit issued by a bank.  Collateral at the individual loan level is required to be maintained on a daily marked-to-market basis in an amount at least equal to the current value of the securities loaned. The lending agent provides a fund with indemnification against borrower default (the borrower fails to return the security on loan) reducing the risk of loss as a result of default. The cash collateral of securities loaned is currently invested in money market portfolios operating pursuant to Rule 2a-7 under the 1940 Act. Each fund bears the risk of loss with respect to the investment of cash collateral. The terms of the securities lending agreement allow the funds or the lending agent to terminate any loan at any given time and the securities must be returned within the earlier of the standard trade settlement period or the specified time period under the relevant securities lending agreement. Securities lending income, as disclosed in each fund’s Statement of Operations, if applicable, represents the income earned from the investment of the cash collateral plus any fees paid by borrowers, less the fees paid to the lending agent and broker rebates which are subject to adjustments pursuant to the securities
Schwab Active Equity Funds | Semiannual Report
60

Schwab Active Equity Funds
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
lending agreement. On loans not collateralized by cash, a fee is received from the borrower, and is allocated between a fund and the lending agent. The aggregate fair value of securities loaned will not at any time exceed one-third of the total assets of a fund, including collateral received from the loan. Securities lending fees paid to the unaffiliated lending agents start at 9% of gross lending revenue, with subsequent breakpoints to a low of 5%. In this context, the gross lending revenue equals the income received from the investment of cash collateral and fees paid by borrowers less any rebates paid to the borrowers. Any expenses charged by the cash collateral fund are in addition to these fees. All remaining revenue is retained by the fund, as applicable. No portion of lending revenue is paid to or retained by the investment adviser or any of its affiliates.
As of April 30, 2024, Schwab Large-Cap Growth Fund, Schwab Small-Cap Equity Fund and Schwab International Core Equity Fund had securities on loan, all of which were classified as common stocks and ETFs. The value of the securities on loan and the related collateral as of April 30, 2024, are disclosed in the fund’s Portfolio Holdings and Statement of Assets and Liabilities.
Cash Investments: The funds, except for Schwab Core Equity Fund and Schwab International Core Equity Fund, may invest a portion of their assets in cash. Cash includes cash bank balances in an interest-bearing demand deposit account with maturity on demand by the funds.
Passive Foreign Investment Companies: Certain funds may own shares in certain foreign corporations that meet the Internal Revenue Code, as amended, definition of a Passive Foreign Investment Company (PFIC). The funds may elect for tax purposes to mark-to-market annually the shares of each PFIC lot held and would be required to distribute as ordinary income to shareholders any such marked-to-market gains (as well as any gains realized on sale).
Central Securities Depositories Regulation: The Central Securities Depositories Regulation (CSDR) introduced measures for the authorization and supervision of European Union Central Security Depositories and created a common set of prudential, organizational, and conduct of business standards at a European level. CSDR is designed to support securities settlement and operational aspects of securities settlement, including the provision of shorter settlement periods; mandatory buy-ins; and cash penalties, to prevent and address settlement fails. CSDR measures are aimed to prevent settlement fails by ensuring that all transaction details are provided to facilitate settlement, as well as further incentivizing timely settlement by imposing cash penalty fines and buy-ins. The Schwab Dividend Equity Fund, Schwab Health Care Fund and Schwab International Core Equity Fund may be subject to pay cash penalties and may also receive cash penalties with certain counterparties in instances where there are settlement fails.  These cash penalties are included in net realized gains (losses) on sales of securities in each fund’s Statement of Operations, if any.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
Assets and liabilities denominated in foreign currencies are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date. Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the differences between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange appreciation or depreciation arises from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period. These realized and unrealized foreign exchange gains or losses are reported in foreign currency transactions or translations, if any, in each fund’s Statement of Operations. The funds do not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments, if any.
Gains realized by the funds on the sale of securities in certain foreign countries may be subject to non-U.S. taxes. In those instances, the funds record a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.
When a fund closes out a futures contract position, it calculates the difference between the value of the position at the beginning and at the end of the contract, and records a realized gain or loss accordingly.
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Schwab Active Equity Funds
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(d) Investment Income:
Interest income is recorded as it accrues. Dividends, in the form of cash or non-cash income such as in the form of additional securities, and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the date the ex-dividend date is confirmed. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
Income received from foreign sources may result in withholding tax. Withholding taxes are accrued at the same time as the related income if the tax rate is fixed and known, unless a tax withheld is reclaimable from the local tax authorities in which case it is recorded as receivable. If the tax rate is not known or estimable, such expense or reclaim receivable is recorded when the net proceeds are received.
The Schwab International Core Equity Fund filed claims to recover taxes previously withheld in certain European Union countries on the basis that those countries had purportedly violated certain provisions in the Treaty on the Functioning of the European Union. These filings are subject to various administrative and judicial proceedings within these countries, and all professional fees associated with these filings have been paid by the investment adviser. The professional fees related to European Union foreign withholding tax claims are non-contingent and non-routine fees which are subject to repayment to the investment adviser (see financial note 4 for additional information).
For U.S. income tax purposes, European Union reclaims received reduce the amounts of foreign taxes that the fund passes through to its shareholders. If European Union reclaims received exceed foreign withholding taxes paid, the Schwab International Core Equity Fund will evaluate the requirements for entering into a closing agreement with the Internal Revenue Service (IRS) to address any prior years’ U.S. income tax liabilities attributable to fund shareholders resulting from the recovery of foreign taxes. The closing agreement would result in the fund paying a compliance fee to the IRS, on behalf of its shareholders, representing the estimated tax savings generated from foreign tax credits claimed by fund shareholders on their tax returns in prior years. During the period ended April 30, 2024, the Schwab International Core Equity Fund filed a closing agreement with the IRS and its status for acceptance is under review with the IRS.
The Schwab International Core Equity Fund will pay a compliance fee to the IRS, on behalf of its shareholders, representing the estimated tax savings generated from foreign tax credits claimed by fund shareholders on their tax returns in prior years. The Schwab International Core Equity Fund recorded contra income in the October 31, 2023, annual report for the estimated IRS compliance fee for foreign withholding tax claims and a corresponding liability to be paid to the IRS, which is disclosed in the fund’s Statement of Assets and Liabilities. The actual IRS compliance fee may differ from the estimate and that difference may be material. Professional fees related to the preparation of the closing agreement filed with the IRS were expensed in the prior period and paid in the current period, those fees are non-routine expenses and were paid by the Schwab International Core Equity Fund and not the adviser.
(e) Expenses:
Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to more than one fund in the trusts generally are allocated among those funds in proportion to their average daily net assets.
(f) Distributions to Shareholders:
The funds make distributions from net investment income, if any, once a year, with the exception of the Schwab Dividend Equity Fund which typically pays quarterly distributions. The funds make distributions from net realized capital gains, if any, once a year. To receive a distribution, you must be a registered shareholder on the record date. Distributions are paid to shareholders on the payable date.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
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Schwab Active Equity Funds
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(h) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.
(i) Foreign Taxes:
The funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, corporate events, foreign currency exchanges and capital gains on investments. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in foreign markets in which the funds invest. These foreign taxes, if any, are paid by the funds and are disclosed in each fund’s Statement of Operations. Foreign taxes accrued as of April 30, 2024, if any, are reflected in each fund’s Statement of Assets and Liabilities.
(j) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.
(k) Regulatory Update:
Effective January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these rule and form amendment changes on the content of the current shareholder report and the newly created annual and semiannual streamlined shareholder reports.

3. Risk Factors:
Investing in the funds may involve certain risks, as discussed in the funds’ prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters and epidemics, may also negatively affect the financial markets. As with any investment whose performance is tied to these markets, the value of an investment in a fund will fluctuate, which means that an investor could lose money over short or long periods.
Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.
Management Risk. The investment techniques, risk analyses and portfolio optimization process the investment adviser may use in constructing the fund’s portfolio do not assure successful investment outcomes. Securities selected with the assistance of the investment process may be negatively impacted by factors or events not foreseen in developing the process. The portfolio optimization process and Schwab Equity Ratings and Schwab Equity International Ratings may not adequately take into account certain factors or may rely on inaccurate data inputs, may contain design flaws or faulty assumptions, and may rely on incomplete or inaccurate data inputs. The fund’s investment adviser may make investment decisions using historical information that may not produce the desired results in the future. As a result, a fund may have a lower return than if it were managed using another process or strategy.
Market Capitalization Risk. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. During a period when securities of a particular market capitalization fall behind other types of investments, a fund’s performance could be impacted.
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Schwab Active Equity Funds
Financial Notes, unaudited (continued)

3. Risk Factors (continued):
Large-Cap Company Risk. Large-cap companies are generally more mature and the securities issued by these companies may not be able to reach the same levels of growth as the securities issued by small- or mid-cap companies.
Mid-Cap Company Risk. Mid-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies and the value of securities issued by these companies may move sharply.
Small-Cap Company Risk. Securities issued by small-cap companies may be riskier than those issued by larger companies, and their prices may move sharply, especially during market upturns and downturns.
Growth Investing Risk. Growth stocks can be volatile. Growth companies usually invest a high portion of earnings in their businesses and may lack the dividends of value stocks that can cushion stock prices in a falling market. The prices of growth stocks are based largely on projections of the issuer’s future earnings and revenues. If a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically. Growth stocks may also be more expensive relative to their earnings or assets compared to value or other stocks.
Dividend Paying Stock Risk. To the extent that a fund invests in dividend paying stocks, the fund’s performance will correlate with the performance of the dividend paying stock segment of the stock market, and the fund may underperform funds that do not limit their investments to dividend paying stocks. If stocks held by a fund reduce or stop paying dividends, the fund’s ability to generate income may be affected.
Derivatives Risk. The principal type of derivative used by a fund is a futures contract. A futures contract is an agreement to buy or sell a financial instrument at a specific price on a specific day. The use of derivatives that are subject to regulation by the Commodity Futures Trading Commission (CFTC), could cause a fund to become a commodity pool, which would require the fund to comply with certain CFTC rules.
A fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Certain of these risks, such as liquidity risk, market risk and management risk, are discussed elsewhere in this section. A fund’s use of derivatives is also subject to lack of availability risk, counterparty risk, leverage risk, valuation risk, correlation risk and tax risk. Lack of availability risk is the risk that suitable derivative transactions may not be available in all circumstances for risk management or other purposes. Counterparty risk is the risk that the counterparty to a derivatives transaction may not fulfill its obligations either because the financial condition of the counterparty declines, or because the counterparty is otherwise unable or unwilling to perform under the contract. Leverage risk is the risk that a small percentage of assets invested in derivatives can have a disproportionately large impact on a fund. Valuation risk is the risk that a particular derivative may be valued incorrectly. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of derivatives may cause a fund to realize higher amounts of short-term capital gains. A fund’s use of derivatives could reduce the fund’s performance, increase its volatility, and could cause the fund to lose more than the initial amount invested. The fund’s use of derivatives also could create a risk of counterparty default under certain transactions, risks that the fund would need to liquidate portfolio positions when it may not be advantageous to do so in order to meet margin and payment obligations, and legal risks relating to insufficient documentation, insufficient capacity or authority of a counterparty, or legality or enforceability of a contract.
Liquidity Risk. A fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the fund may have to sell them at a loss.
Exchange-Traded Fund (ETF) Risk. When a fund invests in an ETF, it will bear a proportionate share of the ETF’s expenses. In addition, lack of liquidity in the market for an ETF’s shares can result in its value being more volatile than the underlying portfolio of securities.
REITs Risk. A fund’s investments in real estate investment trusts (REITs) will be subject to the risks associated with the direct ownership of real estate, including fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions. REITs are also subject to certain additional risks; for example, REITs are dependent upon specialized management skills and cash flows, and may have their investments in relatively few properties, a small geographic area or a single property type. Failure of a company to qualify as a REIT under federal tax law may have adverse consequences on a fund. In addition, REITs have their own expenses, and a fund will bear a proportionate share of those expenses.
Foreign Investment Risk. A fund’s investments in securities of foreign issuers involve certain risks that may be greater than those associated with investments in securities of U.S. issuers.  These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting,
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Schwab Active Equity Funds
Financial Notes, unaudited (continued)

3. Risk Factors (continued):
auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of a fund’s investments and could impair the fund’s ability to meet its investment objective or invest in accordance with its investment strategy. There is a risk that investments in securities denominated in, and/or receiving revenues in, foreign currencies will decline in value relative to the U.S. dollar. Foreign securities may also include American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and European Depositary Receipts (EDRs), which may be less liquid than the underlying shares in their primary trading market, and GDRs in particular, many of which are issued by companies in emerging markets, may be more volatile. To the extent a fund’s investments in a single country or a limited number of countries represent a large percentage of the fund’s assets, the fund’s performance may be adversely affected by the economic, political, regulatory and social conditions in those countries, and the fund’s price may be more volatile than the price of a fund that is geographically diversified.
Emerging Markets Risk. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting, auditing, financial reporting and recordkeeping requirements and greater risk associated with the custody of securities. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in developed countries. As a result, there may be an increased risk of illiquidity and price volatility associated with a fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar, and, at times, it may be difficult to value such investments.
Concentration Risk. The investments of certain funds are concentrated in issuers doing business in the same sector, and therefore, the companies in which a fund invests will be affected by many of the same factors, such as legislative or regulatory changes, intense competition for market share and other competitive challenges. In addition, a fund is subject to the risks that stocks of these companies may underperform other segments of the equity market or stock market as a whole and are likely to have above-average volatility.
Securities Lending Risk. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.
Portfolio Turnover Risk. The funds buy and sell portfolio securities actively. This may cause a fund’s portfolio turnover rate and transaction costs to rise, which may lower a fund’s performance and may increase the likelihood of capital gains distributions.
Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.

4. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management, a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to the Investment Advisory and Administration Agreement between the investment adviser and the trust.
For its advisory and administrative services to the funds, the investment adviser is entitled to receive an annual fee, payable monthly, based on a percentage of each fund’s average daily net assets as follows:
% OF AVERAGE DAILY NET ASSETS	SCHWAB CORE EQUITY FUND	SCHWAB DIVIDEND EQUITY FUND	SCHWAB LARGE-CAP GROWTH FUND	SCHWAB SMALL-CAP EQUITY FUND	SCHWAB INTERNATIONAL CORE EQUITY FUND
Flat rate	0.47%	0.62%	0.72%	0.81%	0.58%

% OF AVERAGE DAILY NET ASSETS	SCHWAB HEALTH CARE FUND
First $500 million	0.54%
$500 million to $1 billion	0.515%
Over $1 billion	0.49%
For the period ended April 30, 2024, the aggregate advisory fee paid to the investment adviser by the Schwab Health Care Fund was 0.53%, as a percentage of the fund’s average daily net assets.
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Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):
Shareholder Servicing
The Board has adopted a Shareholder Servicing Plan (the Plan) on behalf of the funds. The Plan enables each fund to bear expenses relating to the provision by financial intermediaries, including Charles Schwab & Co., Inc. (Schwab), a broker-dealer affiliate of the investment adviser (together, service providers), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the funds.
Pursuant to the Plan, each fund’s shares are subject to an annual shareholder servicing fee up to 0.25%. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab, as distributor of the funds (or, in the case of payments made to Schwab acting as a service provider, pursuant to Schwab’s written agreement with the funds). Payments under the Plan are made as described above without regard to whether the fee is more or less than the service provider’s actual cost of providing the services, and if more, such excess may be retained as profit by the service provider.
Expense Limitation
The investment adviser and its affiliates have made an additional agreement with the funds, for so long as the investment adviser serves as the investment adviser to the funds, in which the agreement may only be amended or terminated with the approval of the Board, to limit the total annual fund operating expenses charged, excluding interest, taxes and certain non-routine expenses (expense limitation). The below expense limitation also excludes paying acquired fund fees and expenses, which are indirect expenses incurred by the funds through their investments in underlying funds. The expense limitation as a percentage of average daily net assets is as follows:
SCHWAB CORE EQUITY FUND	SCHWAB DIVIDEND EQUITY FUND	SCHWAB LARGE-CAP GROWTH FUND	SCHWAB SMALL-CAP EQUITY FUND	SCHWAB HEALTH CARE FUND	SCHWAB INTERNATIONAL CORE EQUITY FUND
0.75%	0.89%	0.99%	1.12%	0.82%	0.86%
Investments from Affiliates
Certain funds in the Fund Complex may own shares of other funds in the Fund Complex. The table below reflects the percentages of shares of each fund in this report that are owned by other funds in the Fund Complex as of April 30, 2024, as applicable:
UNDERLYING FUNDS
	SCHWAB CORE EQUITY FUND	SCHWAB SMALL-CAP EQUITY FUND	SCHWAB INTERNATIONAL CORE EQUITY FUND
Schwab Balanced Fund	12.8%	9.7%	— %
Schwab Target 2010 Fund	0.1%	0.1%	0.2%
Schwab Target 2015 Fund	0.1%	0.1%	0.3%
Schwab Target 2020 Fund	0.5%	0.9%	2.2%
Schwab Target 2025 Fund	0.7%	1.4%	3.6%
Schwab Target 2030 Fund	2.3%	4.5%	10.4%
Schwab Target 2035 Fund	1.5%	3.4%	7.3%
Schwab Target 2040 Fund	3.3%	8.2%	16.9%
Schwab Target 2045 Fund	0.9%	2.3%	4.4%
Schwab Target 2050 Fund	1.0%	2.6%	4.7%
Schwab Target 2055 Fund	0.7%	1.9%	3.4%
Schwab Target 2060 Fund	0.2%	0.7%	1.2%
Schwab Target 2065 Fund	0.1%	0.2%	0.3%
Other Affiliated Transactions
The professional fees related to European Union foreign withholding tax claims discussed in financial note 2(d) are non-contingent and non-routine expenses. The investment adviser agreed to pay these professional fees, on behalf of the Schwab International Core Equity Fund, subject to reimbursement by the fund to the investment adviser to the extent the fund is able to successfully recover tax claims in the future.
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Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):
For the period ended April 30, 2024, the professional fees incurred by the Schwab International Core Equity Fund and paid by the investment adviser were $17,272, as shown as Professional fees in the fund’s Statement of Operations.
During the period ended April 30, 2024, the Schwab International Core Equity Fund did not recover any previously withheld foreign taxes and made no reimbursement to the investment adviser.
As of April 30, 2024, the balance of professional fees related to foreign withholding tax claims subject to future reimbursement by the Schwab International Core Equity Fund to the investment adviser was $19,547.
No other amounts for additional foreign withholding tax claims are reflected in the financial statements due to the uncertainty surrounding the ultimate resolution of proceedings, the likelihood of receipt of these claims, and the potential timing of payment.
Interfund Transactions
The funds may engage in direct transactions with certain other funds in the Fund Complex in accordance with procedures adopted by the Board pursuant to Rule 17a-7 under the 1940 Act. When one fund is seeking to sell a security that another fund is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs while allowing each fund to execute the transaction at the current market price. This practice is limited to funds that share the same investment adviser, trustees and/or officers The net realized gains or losses on sales of interfund transactions are recorded in Net realized gains (losses) on sales of securities — unaffiliated issuers in the Statement of Operations. For the period ended April 30, 2024, each fund’s purchases and sales of securities with other funds in the Fund Complex as well as any realized gains (losses) were as follows:
	PURCHASE COST	SALE PROCEEDS	REALIZED GAINS (LOSSES)
Schwab Core Equity Fund	$—	$3,448,302	$444,368
Schwab Dividend Equity Fund	—	—	—
Schwab Large-Cap Growth Fund	—	—	—
Schwab Small-Cap Equity Fund	—	—	—
Schwab Health Care Fund	—	—	—
Schwab International Core Equity Fund	—	—	—
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other funds in the Fund Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The funds had no interfund borrowing or lending activity during the period.

5. Board of Trustees:
The Board may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The funds did not pay any of these interested persons for their services as trustees, but did pay non-interested persons (independent trustees), as noted in each fund’s Statement of Operations. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

6. Borrowing from Banks:
During the period, the funds were participants with other funds in the Fund Complex in a joint, syndicated, committed $1 billion line of credit (the Syndicated Credit Facility), maturing on September 26, 2024. Under the terms of the Syndicated Credit Facility, in addition to the interest charged on any borrowings by a fund, each fund paid a commitment fee of 0.15% per annum on the funds’ proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the funds were participants with other funds in the Fund Complex in a joint, unsecured, uncommitted $400 million line of credit (the Uncommitted Credit Facility), with State Street Bank and Trust Company, on September 26, 2024. Under the terms of the Uncommitted Credit Facility, each fund pays interest on the amount a fund borrows. There were no borrowings by any of the funds from either line of credit during the period.
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Schwab Active Equity Funds
Financial Notes, unaudited (continued)

6. Borrowing from Banks (continued):
The funds also have access to custodian overdraft facilities. A fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed in each fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Derivatives:
Certain funds entered into futures contracts during the report period to equitize available cash. Refer to financial note 2(b) for the funds’ accounting policies with respect to futures contracts and financial note 3 for disclosures concerning the risks of investing in futures contracts.
As of April 30, 2024, the Statement of Assets and Liabilities included the following financial derivative instrument fair values held at period end:
	EQUITY CONTRACTS	TOTAL
Liability Derivatives
Schwab Large-Cap Growth Fund
Futures Contracts[1]	($123,987 )	($123,987 )
Schwab Small-Cap Equity Fund
Futures Contracts[1]	(1,326,948)	(1,326,948)

[1]
Includes cumulative unrealized appreciation of futures contracts as reported in the fund’s Portfolio Holdings. Only current day’s variation margin on futures contracts is reported in the Statement of Assets and Liabilities.

The effects of the derivative contracts in the Statement of Operations for the period ended April 30, 2024, were:
	EQUITY CONTRACTS	TOTAL
Net Realized Gains (Losses)
Schwab Large-Cap Growth Fund
Futures Contracts[1]	$565,084	$565,084
Schwab Small-Cap Equity Fund
Futures Contracts[1]	1,632,790	1,632,790

[1]	Statement of Operations location: Net realized gains (losses) on futures contracts.

Net Change in Unrealized Appreciation (Depreciation)
Schwab Large-Cap Growth Fund
Futures Contracts[1]	$174,997	$174,997
Schwab Small-Cap Equity Fund
Futures Contracts[1]	201,432	201,432

[1]	Statement of Operations location: Net change in unrealized appreciation (depreciation) on futures contracts.
During the period ended April 30, 2024, the month-end average notional amounts of futures contracts held by the funds and the month-end average number of contracts held were as follows:
	NOTIONAL AMOUNTS	NUMBER OF CONTRACTS
Schwab Core Equity Fund	$—	—
Schwab Dividend Equity Fund	—	—
Schwab Large-Cap Growth Fund	4,851,250	20
Schwab Small-Cap Equity Fund	19,381,829	196
Schwab Health Care Fund	—	—
Schwab International Core Equity Fund	—	—
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Financial Notes, unaudited (continued)

 8. Purchases and Sales of Investment Securities:
For the period ended April 30, 2024, purchases and sales of securities (excluding short-term obligations) were as follows:
	PURCHASES OF SECURITIES	SALES OF SECURITIES
Schwab Core Equity Fund	$228,068,756	$318,684,399
Schwab Dividend Equity Fund	40,366,368	50,154,122
Schwab Large-Cap Growth Fund	58,385,882	21,514,206
Schwab Small-Cap Equity Fund	242,780,792	263,770,317
Schwab Health Care Fund	233,679,203	270,399,847
Schwab International Core Equity Fund	171,423,094	191,533,709

9. Federal Income Taxes:
As of April 30, 2024, the tax basis cost of the funds’ investments and gross unrealized appreciation and depreciation were as follows:
	TAX COST	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)
Schwab Core Equity Fund	$823,240,414	$533,477,565	($35,273,673 )	$498,203,892
Schwab Dividend Equity Fund	388,869,846	120,879,745	(16,328,229)	104,551,516
Schwab Large-Cap Growth Fund	184,045,674	189,517,824	(4,115,446)	185,402,378
Schwab Small-Cap Equity Fund	473,296,448	105,418,985	(47,534,598)	57,884,387
Schwab Health Care Fund	504,156,671	286,999,262	(6,273,844)	280,725,418
Schwab International Core Equity Fund	466,873,373	128,920,090	(9,940,075)	118,980,015
Capital loss carryforwards have no expiration and may be used to offset future realized capital gains for federal income tax purposes. As of October 31, 2023, the funds had capital loss carryforwards available as follows:

Schwab Core Equity Fund	$—
Schwab Dividend Equity Fund	—
Schwab Large-Cap Growth Fund	3,268,984
Schwab Small-Cap Equity Fund	4,001,364
Schwab Health Care Fund	—
Schwab International Core Equity Fund	104,519,705
For tax purposes, late-year ordinary losses may be deferred and treated as occurring on the first day of the following fiscal year. For the fiscal year ended October 31, 2023, the Schwab Large-Cap Growth Fund had late-year ordinary losses deferred of $67,945.
The tax basis components of distributions and components of distributable earnings on a tax basis are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of April 30, 2024. The tax basis components of distributions paid during the fiscal year ended October 31, 2023 were as follows:
	PRIOR FISCAL YEAR END DISTRIBUTIONS
	ORDINARY INCOME	LONG-TERM CAPITAL GAINS
Schwab Core Equity Fund	$17,094,456	$161,213,765
Schwab Dividend Equity Fund	11,160,645	23,230,569
Schwab Large-Cap Growth Fund	45,563	4,291,751
Schwab Small-Cap Equity Fund	658,510	47,501,473
Schwab Health Care Fund	6,173,136	28,430,001
Schwab International Core Equity Fund	18,031,388	—
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Schwab Active Equity Funds | Semiannual Report

Schwab Active Equity Funds
Financial Notes, unaudited (continued)

9. Federal Income Taxes (continued):
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts in the financial statements. The funds may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
As of October 31, 2023, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in each fund’s Statement of Operations. During the fiscal year ended October 31, 2023, the funds did not incur any interest or penalties.

10. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
Schwab Active Equity Funds | Semiannual Report
70

Schwab Active Equity Funds
Trustees and Officers

The tables below give information about the trustees and officers of Schwab Capital Trust, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 106 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the funds’ Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Michael J. Beer 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2022)	Retired. Director, President and Chief Executive Officer (Dec. 2016 – Sept. 2019), Principal Funds (investment management).	106	Director (2016 – 2019), Principal Funds, Inc.
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor.	106	None
Nancy F. Heller 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Retired.	106	None
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	106	Director (2004 – present), Corcept Therapeutics Incorporated Director (2009 – 2021), Adamas Pharmaceuticals, Inc. Director (2003 – 2019), Symantec Corporation
Jane P. Moncreiff 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2019)	Consultant (2018 – present), Fulham Advisers LLC (management consulting); Chief Investment Officer (2009 – 2017), CareGroup Healthcare System, Inc. (healthcare).	106	None
71
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Schwab Active Equity Funds
Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant (2008 – present), Patmore Management Consulting (management consulting).	106	None
J. Derek Penn 1957 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2021)	Head of Equity Sales and Trading (2006 – 2018), BNY Mellon (financial services).	106	None

Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)
Co-Chairman of the Board (July 2022 – present), Director and Chief
Executive Officer (Oct. 2008 – present) and President
(Feb. 2007 – Oct. 2021), The Charles Schwab Corporation; President and
Chief Executive Officer (Oct. 2008 – Oct. 2021) and Director
(May 2008 – Oct. 2021), Charles Schwab & Co., Inc.; Co-Chairman of the
Board (July 2022 – present) and Director (Apr. 2006 – present), Charles
Schwab Bank, SSB; Co-Chairman of the Board (July 2022 – present) and
Director (Nov. 2017 – present), Charles Schwab Premier Bank, SSB;
Co-Chairman of the Board (July 2022 – present) and Director
(July 2019 – present), Charles Schwab Trust Bank; Director
(May 2008 – present), Chief Executive Officer (Aug. 2017 – present) and
President (Aug. 2017 – Nov. 2021), Schwab Holdings, Inc.; Manager
(Sept. 2023 – present), TD Ameritrade Holding LLC; Director
(Oct. 2020 – Aug. 2023), TD Ameritrade Holding Corporation; Director
(July 2016 – Oct. 2021), Charles Schwab Investment Management, Inc.
		106	Director (2008 – present), The Charles Schwab Corporation
Richard A. Wurster[2] 1973 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2022)
President (Oct. 2021 – present) and Executive Vice President – Schwab
Asset Management Solutions (Apr. 2019 – Oct. 2021), The Charles
Schwab Corporation; President, Director (Oct. 2021 – present), Executive
Vice President – Schwab Asset Management Solutions
(July 2019 – Oct. 2021) and Senior Vice President – Advisory
(May 2016 – July 2019), Charles Schwab & Co., Inc.; President
(Nov. 2021 – present), Schwab Holdings, Inc.; Director
(Oct. 2021 – present) and Chief Executive Officer (Nov. 2019 – Jan. 2022),
Charles Schwab Investment Management, Inc.; Director, Chief Executive
Officer and President (Mar. 2018 – Oct. 2022), Charles Schwab Investment
Advisory, Inc.; Chief Executive Officer (July 2016 – Apr. 2018) and
President (Mar. 2017 – Apr. 2018), ThomasPartners, Inc.; Chief Executive
Officer (July 2016 – Apr. 2018), Windhaven Investment Management, Inc.
		106	None

Schwab Active Equity Funds | Semiannual Report
72

Schwab Active Equity Funds
Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Omar Aguilar
1970
Chief Executive Officer, President and Chief Investment
Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2011)

Chief Executive Officer (Jan. 2022 – present), President (Oct. 2023 – present), (Chief
Investment Officer (Apr. 2011 – present) and Senior Vice President (Apr. 2011 – Jan. 2022),
Charles Schwab Investment Management, Inc.; Director, Chief Executive Officer and
President (Oct. 2022 – present), Charles Schwab Investment Advisory, Inc.; Chief Executive
Officer (Sept. 2023 – present), President (Oct. 2023 – present), Chief Investment Officer
(June 2011 – present) and Vice President (June 2011 – Sept. 2023), Schwab Funds, Laudus
Trust and Schwab ETFs.

Mark Fischer
1970
Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2013)

Chief Operating Officer (Dec. 2020 – present) and Treasurer and Chief Financial Officer
(Jan. 2016 – Dec. 2022), Schwab Funds, Laudus Trust and Schwab ETFs; Chief Financial
Officer (Mar. 2020 – present), Chief Operating Officer (Oct. 2023 – present), Managing
Director (Mar. 2023 – present) and Vice President (Oct. 2013 – Mar. 2023), Charles Schwab
Investment Management, Inc.

Dana Smith
1965
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2023)

Treasurer and Chief Financial Officer (Jan. 2023 – present) and Assistant Treasurer
(Dec. 2015 – Dec. 2022), Schwab Funds, Laudus Trust and Schwab ETFs; Managing Director
(Mar. 2023 – present), Vice President (Mar. 2022 – Mar. 2023) and Director
(Oct. 2015 – Mar. 2022), Charles Schwab Investment Management, Inc.; Managing Director
(May 2022 – present) and Vice President (Apr. 2022 – May 2022), Charles Schwab & Co., Inc.

Patrick Cassidy
1964
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2018)

Chief Investment Officer (Oct. 2023 – present) and Vice President (Feb. 2018 – present),
Schwab Funds, Laudus Trust and Schwab ETFs; Managing Director (Mar. 2023 – present),
Chief Investment Officer (Oct. 2023 – present), and Senior Vice President
(Oct. 2012 – Mar. 2023), Charles Schwab Investment Management, Inc.

William P. McMahon, Jr.
1972
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2021)

Managing Director (Mar. 2023 – present), Senior Vice President (Jan. 2020 – Mar. 2023) and
Chief Investment Officer (Jan. 2020 – present) Charles Schwab Investment
Management, Inc.; Vice President and Chief Investment Officer (June 2021 – present),
Schwab Funds, Laudus Trust and Schwab ETFs; Senior Vice President and Chief Investment
Officer – ThomasPartners Strategies (Apr. 2018 – Dec. 2019), Charles Schwab Investment
Advisory, Inc.; Senior Vice President and Chief Investment Officer (May 2001 – Apr. 2018),
ThomasPartners, Inc.

Catherine MacGregor
1964
Chief Legal Officer and Secretary, Schwab Funds and
Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Trust
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios and Laudus Trust since 2005; Schwab Strategic
Trust since 2009)

Chief Legal Officer (Mar. 2022 – present), Managing Director (Mar. 2023 – present) and Vice
President (Sept. 2005 – Mar. 2023), Charles Schwab Investment Management, Inc.;
Managing Director (May 2022 – present) and Vice President (Aug. 2005 – May 2022), Charles
Schwab & Co., Inc.; Vice President (Dec. 2005 – present) and Chief Legal Officer and Clerk
(Mar. 2007 – present), Laudus Trust; Chief Legal Officer and Secretary (Oct. 2021 – present),
Vice President (Nov. 2005 – Oct. 2021) and Assistant Secretary (June 2007 – Oct. 2021),
Schwab Funds; Chief Legal Officer and Secretary (Oct. 2021 – present), Vice President and
Assistant Secretary (Oct. 2009 – Oct. 2021), Schwab ETFs.

1
Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
2
Mr. Bettinger and Mr. Wurster are Interested Trustees. Mr. Bettinger and Mr. Wurster are Interested Trustees because each owns stock of The Charles Schwab Corporation (CSC), the parent company of Charles Schwab Investment Management, Inc., the investment adviser for the trusts in the Fund Complex, and is an employee of Charles Schwab & Co., Inc. (Schwab), the principal underwriter for The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust.
3
The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.
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Schwab Active Equity Funds | Semiannual Report

Schwab Active Equity Funds
Glossary

asset allocation The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.
asset class A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.
bond A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the coupon rate) until a specified date (the maturity date), at which time the issuer returns the money borrowed (principal or face value) to the bondholder. Because of their structure, bonds are sometimes called “fixed-income securities” or “debt securities.”
An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.
bond fund A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.
cap, capitalization See “market cap.”
capital gain, capital loss the difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the capital gain or loss is considered unrealized appreciation or depreciation.
Dividend Equity Spliced Index An internally calculated index, comprised of the S&P 500 Index from inception of the Schwab Dividend Equity Fund until the close of business on February 27, 2015, and the Russell 1000 Value Index thereafter.
Dow Jones Global Health Care Index An index that measures the performance of healthcare providers, researchers, and supplies producers around the world. The index is quoted in U.S. dollars.
expense ratio The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
market cap, market capitalization The value of a company as determined by the total value of all shares of its stock outstanding.
MSCI EAFE Index (Net) A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets in Europe, Australasia, and the Far East. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes; returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
net asset value (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.
outstanding shares, shares outstanding When speaking of a company or mutual fund, indicates all shares currently held by investors.
price-to-book ratio (P/B) The market price of a company’s stock compared with its “book value.” A mutual fund’s P/B is the weighted average of the P/B of all stocks in the fund’s portfolio.
price-to-earnings ratio (P/E) The market price of a company’s stock compared with earnings over the past year. A mutual fund’s P/E is the weighted average of the P/E of all stocks in the fund’s portfolio.
return on equity (ROE) The average yearly rate of return for each dollar of investors’ money, measured over the past five years.
Russell 1000 Growth Index An index that measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 1000 Index An index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, and represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Russell 1000 Value Index An index that measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000 Index companies with lower price-to-book ratios and lower expected growth values.
Russell 2000 Index An index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index. The Russell 3000 Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
S&P 500 Index An index that is designed to measure the performance of 500 leading publicly traded companies from a broad range of industries.
stock A share of ownership, or equity, in the issuing company.
total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.
weighted average For mutual funds, an average that gives the same weight to each security as the security represents in the fund’s portfolio.
yield The income paid out by an investment, expressed as a percentage of the investment’s market value.
Schwab Active Equity Funds | Semiannual Report
74

Notes

Notes

Schwab Active Equity Funds
Schwab Asset Management

With a straightforward lineup of core products and solutions for building the foundation of a portfolio, Schwab Asset Management advocates for investors of all sizes with a steadfast focus on lowering costs and reducing unnecessary complexity. The list below shows all currently available Schwab Funds®.
Investors should carefully consider information contained in the prospectus, or if available, the summary prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-877-824-5615 for a prospectus for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at www.schwabassetmanagement.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.

Schwab Funds
Equity Funds
Schwab Core Equity Fund
Schwab Dividend Equity Fund
Schwab Large-Cap Growth Fund
Schwab Small-Cap Equity Fund
Schwab Health Care Fund
Schwab International Core Equity Fund
Schwab International Opportunities Fund
Schwab Select Large Cap Growth Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Fundamental Global Real Estate Index Fund
Schwab Global Real Estate Fund
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab U.S. Large-Cap Growth Index Fund
Schwab U.S. Large-Cap Value Index Fund
Schwab U.S. Mid-Cap Index Fund
Schwab International Index Fund®
Asset Allocation Funds
Schwab Balanced Fund
Schwab MarketTrack Portfolios®
Schwab Target Funds
Schwab Target Index Funds
Schwab Monthly Income Funds
Bond Funds
Schwab Treasury Inflation Protected Securities Index Fund
Schwab U.S. Aggregate Bond Index Fund
Schwab Short-Term Bond Index Fund
Schwab Tax-Free Bond Fund1
Schwab California Tax-Free Bond Fund1
Schwab Opportunistic Municipal Bond Fund
Schwab Money Funds2
Schwab provides a broad choice of taxable and tax-exempt money market funds for both retail and institutional client types.
Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management
211 Main Street, San Francisco, CA 94105
Funds
Schwab Funds
1-877-824-5615
© 2024 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.
¹
State, local, and the Federal Alternative Minimum Tax may apply. Capital gains are not exempt from Federal Taxation.
²
You could lose money by investing in the Schwab Money Funds. All Schwab Money Funds with the exception of Schwab Variable Share Price Money Fund seek to preserve the value of your investment at $1.00 per share, but cannot guarantee they will do so. Because the share price of Schwab Variable Share Price Money Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. All Schwab Money Funds with the exception of Schwab Government Money Fund, Schwab Retirement Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Treasury Obligations Money Fund and Schwab Government Money Market Portfolio may impose a fee upon the sale of your shares if the Fund’s Board determines that the fee is in the best interests of the Fund. An investment in the Schwab Money Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Schwab Money Funds’ sponsor has no legal obligation to provide financial support to the Funds, and you should not expect that the sponsor will provide financial support to the Funds at any time.

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MFR27230-21
00299604

Semiannual Report | April 30, 2024
Schwab Fundamental Index* Funds

Schwab Fundamental
US Large Company Index Fund**
Schwab Fundamental
US Small Company Index Fund**
Schwab Fundamental International
Large Company Index Fund**
Schwab Fundamental International
Small Company Index Fund**
Schwab Fundamental Emerging Markets
Large Company Index Fund**
*
SCHWAB is a registered trademark of Charles Schwab & Co., Inc.
FUNDAMENTAL INDEX is a registered trademark of Research Affiliates LLC.
**Effective June 21, 2024, the name of the fund changed. For more information, please refer to the prospectus.
No Action Required – Notice Regarding Shareholder Report Delivery
Beginning on July 24, 2024, fund shareholder reports will be streamlined to highlight key information deemed important for investors to assess and monitor their fund investments. Other information, including financial statements, will not appear in the streamlined shareholder reports but will available online and delivered free of charge upon request.

• If you already receive the full shareholder reports, you will receive the streamlined shareholder reports in the same way that you currently receive the full shareholder reports (either in paper or electronically).

• If you currently receive a notification when a shareholder report is available on a fund’s website, beginning July 24, 2024, you will begin to receive the streamlined shareholder report (in paper).

Schwab Fundamental Index Funds
In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc., dba Schwab Asset Management®
Distributor: Charles Schwab & Co., Inc. (Schwab)
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc. (MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Schwab. The Industry classifications used in the Portfolio Holdings are sub-categories of Sector classifications.

1
Schwab Fundamental Index Funds | Semiannual Report

Schwab Fundamental Index Funds
Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.

Total Return for the 6 Months Ended April 30, 2024
Schwab Fundamental US Large Company Index Fund[1] (Ticker Symbol: SFLNX)	19.00%
Russell 1000® Index[2]	21.17%
Russell RAFITM US Large Company Index[3]	19.12%
Fund Category: Morningstar Large Value[4]	17.99%
Performance Details	pages 5-6

Schwab Fundamental US Small Company Index Fund[1] (Ticker Symbol: SFSNX)	18.31%
S&P 500® Index[5]	20.98%
Russell RAFITM US Small Company Index[3]	18.35%
Fund Category: Morningstar Small Blend[4]	18.81%
Performance Details	pages 7-8

Schwab Fundamental International Large Company Index Fund[1,6] (Ticker Symbol: SFNNX)	16.29%
MSCI EAFE® Index (Net)[7,8]	18.63%
Russell RAFITM Developed ex US Large Company Index (Net)[3,7]	17.82%
Fund Category: Morningstar Foreign Large Value[4]	15.83%
Performance Details	pages 9-10
Total Return for the 6 Months Ended April 30, 2024

Schwab Fundamental International Small Company Index Fund[1,6] (Ticker Symbol: SFILX)	14.22%
MSCI EAFE® Index (Net)[7,8]	18.63%
Russell RAFITM Developed ex US Small Company Index (Net)[3,7]	15.75%
Fund Category: Morningstar Foreign Small/Mid Value[4]	16.97%
Performance Details	pages 11-12

Schwab Fundamental Emerging Markets Large Company Index Fund[1,6] (Ticker Symbol: SFENX)	16.44%
MSCI Emerging Markets Index (Net)[7,9]	15.40%
Russell RAFITM Emerging Markets Large Company Index (Net)[3,7]	18.32%
Fund Category: Morningstar Diversified Emerging Markets[4]	15.17%
Performance Details	pages 13-14

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
Index ownership — The funds are not in any way sponsored, endorsed, sold or promoted by Frank Russell Company (Russell), by the London Stock Exchange Group companies (LSEG), or by Research Affiliates LLC (RA) (collectively the Licensor Parties), and none of the Licensor Parties make any warranty or representation whatsoever, expressly or impliedly, either as to the results to be obtained from the use of the Russell RAFITM Index Series (the Indices) or otherwise. The Indices are compiled and calculated by Russell in conjunction with RA. None of the Licensor Parties shall be liable (whether in negligence or otherwise) to any person for any error in the Indices and none of the Licensor Parties shall be under any obligation to advise any person of any error therein. “Russell®” is a trademark of Russell. The trade names “Research Affiliates®”, “Fundamental Index®” and “RAFI®” are registered trademarks of RA. Charles Schwab Investment Management, Inc. has obtained full license from Russell to use the Indices. For full disclaimer please see the funds’ statement of additional information.
1
Effective June 21, 2024, the name of the fund changed. For more information, please refer to the prospectus.
2
In anticipation of new regulatory requirements, the fund’s regulatory index has changed to the Russell 1000® Index. The Russell 1000® Index provides a broad measure of market performance. The fund generally invests in securities that are included in the second index listed. The fund does not seek to track the regulatory index.
3
Effective June 21, 2024, the fund’s comparative index changed from a Russell RAFI Index to a RAFI Fundamental High Liquidity Index. For more information, please refer to the prospectus.
4
Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds and ETFs within the category as of the report date.
5
In anticipation of new regulatory requirements, the fund’s regulatory index has changed to the S&P 500® Index. The S&P 500® Index provides a broad measure of market performance. The fund generally invests in securities that are included in the second index listed. The fund does not seek to track the regulatory index.
6
The fund’s performance relative to the index may be affected by fair-value pricing and timing differences in foreign exchange calculations. See financial note 2 for more information.
7
The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.
8
In anticipation of new regulatory requirements, the fund’s regulatory index has changed to the MSCI EAFE® Index (Net). The MSCI EAFE® Index (Net) provides a broad measure of market performance. The fund generally invests in securities that are included in the second index listed. The fund does not seek to track the regulatory index.
9
In anticipation of new regulatory requirements, the fund’s regulatory index has changed to the MSCI Emerging Markets Index (Net). The MSCI Emerging Markets Index (Net) provides a broad measure of market performance. The fund generally invests in securities that are included in the second index listed. The fund does not seek to track the regulatory index.
Schwab Fundamental Index Funds | Semiannual Report
2

Schwab Fundamental Index Funds
Fund Management

Christopher Bliss, CFA, Managing Director and Head of Passive Equity Strategies for Schwab Asset
Management, is responsible for overseeing the investment process and portfolio management of investment strategies for passive equity Schwab Funds and Schwab ETFs, and Schwab Personalized Indexing™ separately managed accounts. Before joining Schwab in 2016, Mr. Bliss spent 12 years at BlackRock (formerly Barclays
Global Investors) managing and leading institutional index teams, most recently as a managing director and the head of the Americas institutional index team. In this role, Mr. Bliss was responsible for overseeing a team of portfolio managers managing domestic, developed international and emerging markets index strategies.
Prior to BlackRock, he worked as an equity analyst and portfolio manager for Harris Bretall and before that, as a research analyst for JP Morgan.

Jeremy Brown, CFA, Senior Portfolio Manager for Schwab Asset Management, is responsible for the day-to-day co-management of the Schwab Fundamental US Large Company Index Fund and Schwab
Fundamental US Small Company Index Fund. Prior to joining Schwab in 2017, Mr. Brown spent six years with
ALPS Advisors, Inc. in Denver, most recently as a senior analyst on the ETF portfolio management and research team where he performed portfolio management, trading, and analytics/research functions for ALPS
ETFs and passive funds. Additionally, Mr. Brown led a number of investment research, commentary, industry trend analysis, and sales and marketing support initiatives.

Joselle Duncan, CFA, Portfolio Manager for Schwab Asset Management, is responsible for the day-to-day co-management of the Schwab Fundamental International Large Company Index Fund, Schwab Fundamental
International Small Company Index Fund, and Schwab Fundamental Emerging Markets Large Company Index
Fund. Prior to joining Schwab in 2022, Ms. Duncan worked at BlackRock, Inc. for over 20 years as a vice president and portfolio manager focused on international ETFs. Before that, she held several positions at
BlackRock (formerly Barclays Global Investors) including portfolio manager for institutional and mutual funds, securities lending trader, and securities lending product specialist.

Jiwei Gu, CFA, Portfolio Manager for Schwab Asset Management, is responsible for the day-to-day co-management of the Schwab Fundamental International Large Company Index Fund, Schwab Fundamental
International Small Company Index Fund, and Schwab Fundamental Emerging Markets Large Company Index
Fund. Ms. Gu joined the portfolio management team as an associate portfolio manager in 2018. Prior to joining Schwab, she spent four years at CoBank, most recently as an enterprise risk analyst performing bank-level loan portfolio credit risk analysis, data analytics, and risk management methodology research.
Before that, Ms. Gu worked in commercial credit underwriting and capital markets supporting lending activities.

Ferian Juwono, CFA, Senior Portfolio Manager for Schwab Asset Management, is responsible for the oversight and day-to-day co-management of the Schwab Fundamental US Large Company Index Fund and
Schwab Fundamental US Small Company Index Fund. Prior to joining Schwab in 2010, Mr. Juwono worked at
BlackRock (formerly Barclays Global Investors) where he spent more than three years as a portfolio manager, managing equity index funds for institutional clients, and two years as a senior business analyst. Prior to that,
Mr. Juwono worked for more than four years as a senior financial analyst with Union Bank of California.

David Rios, Portfolio Manager for Schwab Asset Management, is responsible for the day-to-day co-management of the Schwab Fundamental International Large Company Index Fund, Schwab Fundamental
International Small Company Index Fund, and Schwab Fundamental Emerging Markets Large Company Index
Fund. Prior to this role, Mr. Rios was an associate portfolio manager on the equity index strategies team for four years. His first role with Schwab Asset Management was as a trade operations specialist. Prior to joining
Schwab in 2008, Mr. Rios was a senior fund accountant at Investors Bank & Trust (subsequently acquired by
State Street Corporation).

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Schwab Fundamental Index Funds | Semiannual Report

Schwab Fundamental Index Funds

Fund Management (continued)

Agnes Zau, CFA, Portfolio Manager for Schwab Asset Management, is responsible for the day-to-day co-management of the Schwab Fundamental US Large Company Index Fund and Schwab Fundamental US
Small Company Index Fund. Prior to joining Schwab in 2018, Ms. Zau was at BlackRock for three years, most recently as a multi-asset portfolio investment consultant where she advised institutional clients on asset allocation and strategy, constructed risk decomposition and portfolio optimization, and conducted scenario analyses for the core multi-asset target risk strategies. She spent the preceding three years as a derivatives specialist at Mellon Capital.

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Schwab Fundamental US Large Company Index Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.
Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Fundamental US Large Company Index Fund (4/2/07)[2]	19.00%	17.70%	12.79%	10.98%
Russell 1000® Index [3]	21.17%	22.82%	12.87%	12.14%
Russell RAFITM US Large Company Index [4]	19.12%	17.96%	13.04%	11.26%
Fund Category: Morningstar Large Value [5]	17.99%	14.37%	9.20%	8.57%
Fund Expense Ratio[6]: 0.25%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Index ownership – The Schwab Fundamental US Large Company Index Fund is not in any way sponsored, endorsed, sold or promoted by Frank Russell Company (Russell), by the London Stock Exchange Group companies (LSEG), or by Research Affiliates LLC (RA) (collectively the Licensor Parties), and none of the Licensor Parties make any warranty or representation whatsoever, expressly or impliedly, either as to the results to be obtained from the use of the Russell RAFITM US Large Company Index (the Index) or otherwise. The Index is compiled and calculated by Russell in conjunction with RA. None of the Licensor Parties shall be liable (whether in negligence or otherwise) to any person for any error in the Index and none of the Licensor Parties shall be under any obligation to advise any person of any error therein. “Russell®” is a trademark of Russell. The trade names “Research Affiliates®”, “Fundamental Index®” and “RAFI®” are registered trademarks of RA. Charles Schwab Investment Management, Inc. has obtained full license from Russell to use the Index. For full disclaimer please see the fund’s statement of additional information.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
Effective June 21, 2024, the name of the fund changed. For more information, please refer to the prospectus.
3
In anticipation of new regulatory requirements, the fund’s regulatory index has changed from the Russell RAFI™ US Large Company Index to the Russell 1000® Index. The Russell 1000® Index provides a broad measure of market performance. The fund generally invests in securities that are included in the Russell RAFI™ US Large Company Index. The fund does not seek to track the regulatory index.
4
Effective June 21, 2024, the fund’s comparative index changed from a Russell RAFI Index to a RAFI Fundamental High Liquidity Index. For more information, please refer to the prospectus.
5
Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds and ETFs within the category as of the report date.
6
As stated in the prospectus.
5
Schwab Fundamental Index Funds | Semiannual Report

Schwab Fundamental US Large Company Index Fund
Performance and Fund Facts as of April 30, 2024

Statistics1
Number of Holdings	729
Weighted Average Market Cap (millions)	$407,710
Price/Earnings Ratio (P/E)	17.8
Price/Book Ratio (P/B)	2.3
Portfolio Turnover Rate	4% [2,3]
Sector Weightings % of Investments4

Top Equity Holdings % of Net Assets6

Portfolio holdings may have changed since the report date.
Source of Sector Classification: S&P and MSCI.
1
Excludes derivatives.
2
Not annualized.
3
Portfolio turnover rate excludes in-kind transactions.
4
The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
5
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.
6
This list is not a recommendation of any security by the investment adviser.
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Schwab Fundamental US Small Company Index Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.
Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Fundamental US Small Company Index Fund (4/2/07)[2]	18.31%	14.09%	8.35%	8.15%
S&P 500® Index [3]	20.98%	22.66%	13.19%	12.41%
Russell RAFITM US Small Company Index [4]	18.35%	14.27%	8.52%	8.36%
Russell 2000® Index	19.66%	13.32%	5.83%	7.22%
Fund Category: Morningstar Small Blend [5]	18.81%	13.98%	7.17%	7.28%
Fund Expense Ratio[6]: 0.25%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Index ownership – The Schwab Fundamental US Small Company Index Fund is not in any way sponsored, endorsed, sold or promoted by Frank Russell Company (Russell), by the London Stock Exchange Group companies (LSEG), or by Research Affiliates LLC (RA) (collectively the Licensor Parties), and none of the Licensor Parties make any warranty or representation whatsoever, expressly or impliedly, either as to the results to be obtained from the use of the Russell RAFITM US Small Company Index (the Index) or otherwise. The Index is compiled and calculated by Russell in conjunction with RA. None of the Licensor Parties shall be liable (whether in negligence or otherwise) to any person for any error in the Index and none of the Licensor Parties shall be under any obligation to advise any person of any error therein. “Russell®” is a trademark of Russell. The trade names “Research Affiliates®”, “Fundamental Index®” and “RAFI®” are registered trademarks of RA. Charles Schwab Investment Management, Inc. has obtained full license from Russell to use the Index. For full disclaimer please see the fund’s statement of additional information.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
Effective June 21, 2024, the name of the fund changed. For more information, please refer to the prospectus.
3
In anticipation of new regulatory requirements, the fund’s regulatory index has changed from the Russell RAFI™ US Small Company Index to the S&P 500® Index. The S&P 500® Index provides a broad measure of market performance. The fund generally invests in securities that are included in the Russell RAFI™ US Small Company Index. The fund does not seek to track the regulatory index.
4
Effective June 21, 2024, the fund’s comparative index changed from a Russell RAFI Index to a RAFI Fundamental High Liquidity Index. For more information, please refer to the prospectus.
5
Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds and ETFs within the category as of the report date.
6
As stated in the prospectus.
7
Schwab Fundamental Index Funds | Semiannual Report

Schwab Fundamental US Small Company Index Fund
Performance and Fund Facts as of April 30, 2024

Statistics1
Number of Holdings	1,009
Weighted Average Market Cap (millions)	$5,943
Price/Earnings Ratio (P/E)	15.9
Price/Book Ratio (P/B)	1.5
Portfolio Turnover Rate	16% [2,3]
Sector Weightings % of Investments4

Top Equity Holdings % of Net Assets6

Portfolio holdings may have changed since the report date.
Source of Sector Classification: S&P and MSCI.
Small-company stocks are subject to greater volatility than many other asset classes.
1
Excludes derivatives.
2
Not annualized.
3
Portfolio turnover rate excludes in-kind transactions.
4
The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
5
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.
6
This list is not a recommendation of any security by the investment adviser.
Schwab Fundamental Index Funds | Semiannual Report
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Schwab Fundamental International Large Company Index Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.
Average Annual Total Returns1,2
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Fundamental International Large Company Index Fund (4/2/07)[3]	16.29%	11.52%	7.39%	4.65%
MSCI EAFE® Index (Net) [4,5]	18.63%	9.28%	6.18%	4.38%
Russell RAFITM Developed ex US Large Company Index (Net) [4,6]	17.82%	12.72%	7.74%	4.89%
Fund Category: Morningstar Foreign Large Value [7]	15.83%	9.30%	5.64%	3.30%
Fund Expense Ratio[8]: 0.25%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Index ownership – The Schwab Fundamental International Large Company Index Fund is not in any way sponsored, endorsed, sold or promoted by Frank Russell Company (Russell), by the London Stock Exchange Group companies (LSEG), or by Research Affiliates LLC (RA) (collectively the Licensor Parties), and none of the Licensor Parties make any warranty or representation whatsoever, expressly or impliedly, either as to the results to be obtained from the use of the Russell RAFITM Developed ex US Large Company Index (the Index) or otherwise. The Index is compiled and calculated by Russell in conjunction with RA. None of the Licensor Parties shall be liable (whether in negligence or otherwise) to any person for any error in the Index and none of the Licensor Parties shall be under any obligation to advise any person of any error therein. “Russell®” is a trademark of Russell. The trade names “Research Affiliates®”, “Fundamental Index®” and “RAFI®” are registered trademarks of RA. Charles Schwab Investment Management, Inc. has obtained full license from Russell to use the Index. For full disclaimer please see the fund’s statement of additional information.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
The fund’s performance relative to the index may be affected by fair-value pricing and timing differences in foreign exchange calculations. See financial note 2 for more information.
3
Effective June 21, 2024, the name of the fund changed. For more information, please refer to the prospectus.
4
The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.
5
In anticipation of new regulatory requirements, the fund’s regulatory index has changed from the Russell RAFI™ Developed ex US Large Company Index (Net) to the MSCI EAFE® Index (Net). The MSCI EAFE® Index (Net) provides a broad measure of market performance. The fund generally invests in securities that are included in the Russell RAFI™ Developed ex US Large Company Index (Net). The fund does not seek to track the regulatory index.
6
Effective June 21, 2024, the fund’s comparative index changed from a Russell RAFI Index to a RAFI Fundamental High Liquidity Index. For more information, please refer to the prospectus.
7
Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds and ETFs within the category as of the report date.
8
As stated in the prospectus.
9
Schwab Fundamental Index Funds | Semiannual Report

Schwab Fundamental International Large Company Index Fund
Performance and Fund Facts as of April 30, 2024

Statistics1
Number of Holdings	911
Weighted Average Market Cap (millions)	$73,654
Price/Earnings Ratio (P/E)	11.7
Price/Book Ratio (P/B)	1.2
Portfolio Turnover Rate	6% [2]
Sector Weightings % of Investments1

Top Equity Holdings % of Net Assets4

Top Country Weightings % of Investments5

Portfolio holdings may have changed since the report date.
Source of Sector Classification: S&P and MSCI.
International investments are subject to additional risks such as currency fluctuation, geopolitical risk and the potential for illiquid markets.
1
Excludes derivatives.
2
Not annualized.
3
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.
4
This list is not a recommendation of any security by the investment adviser.
5
The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
Schwab Fundamental Index Funds | Semiannual Report
10

Schwab Fundamental International Small Company Index Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.
Average Annual Total Returns1,2
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Fundamental International Small Company Index Fund (1/31/08)[3]	14.22%	5.05%	4.00%	4.32%
MSCI EAFE® Index (Net) [4,5]	18.63%	9.28%	6.18%	4.38%
Russell RAFITM Developed ex US Small Company Index (Net) [4,6]	15.75%	6.35%	4.52%	4.74%
S&P Developed ex-U.S. Small Cap Index (Net) [4]	16.97%	4.43%	3.66%	3.94%
Fund Category: Morningstar Foreign Small/Mid Value [7]	16.97%	11.13%	6.03%	4.20%
Fund Expense Ratio[8]: 0.39%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Index ownership – The Schwab Fundamental International Small Company Index Fund is not in any way sponsored, endorsed, sold or promoted by Frank Russell Company (Russell), by the London Stock Exchange Group companies (LSEG), or by Research Affiliates LLC (RA) (collectively the Licensor Parties), and none of the Licensor Parties make any warranty or representation whatsoever, expressly or impliedly, either as to the results to be obtained from the use of the Russell RAFITM Developed ex US Small Company Index (the Index) or otherwise. The Index is compiled and calculated by Russell in conjunction with RA. None of the Licensor Parties shall be liable (whether in negligence or otherwise) to any person for any error in the Index and none of the Licensor Parties shall be under any obligation to advise any person of any error therein. “Russell®” is a trademark of Russell. The trade names “Research Affiliates®”, “Fundamental Index®” and “RAFI®” are registered trademarks of RA. Charles Schwab Investment Management, Inc. has obtained full license from Russell to use the Index. For full disclaimer please see the fund’s statement of additional information.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
The fund’s performance relative to the index may be affected by fair-value pricing and timing differences in foreign exchange calculations. See financial note 2 for more information.
3
Effective June 21, 2024, the name of the fund changed. For more information, please refer to the prospectus.
4
The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.
5
In anticipation of new regulatory requirements, the fund’s regulatory index has changed from the Russell RAFI™ Developed ex US Small Company Index (Net) to the MSCI EAFE® Index (Net). The MSCI EAFE® Index (Net) provides a broad measure of market performance. The fund generally invests in securities that are included in the Russell RAFI™ Developed ex US Small Company Index (Net). The fund does not seek to track the regulatory index.
6
Effective June 21, 2024, the fund’s comparative index changed from a Russell RAFI Index to a RAFI Fundamental High Liquidity Index. For more information, please refer to the prospectus.
7
Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds and ETFs within the category as of the report date.
8
As stated in the prospectus.
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Schwab Fundamental Index Funds | Semiannual Report

Schwab Fundamental International Small Company Index Fund
Performance and Fund Facts as of April 30, 2024

Statistics1
Number of Holdings	1,788
Weighted Average Market Cap (millions)	$3,894
Price/Earnings Ratio (P/E)	12.7
Price/Book Ratio (P/B)	1.1
Portfolio Turnover Rate	15% [2]
Sector Weightings % of Investments1

Top Equity Holdings % of Net Assets4

Top Country Weightings % of Investments5

Portfolio holdings may have changed since the report date.
Source of Sector Classification: S&P and MSCI.
Small-company stocks are subject to greater volatility than many other asset classes.
International investments are subject to additional risks such as currency fluctuation, geopolitical risk and the potential for illiquid markets.
1
Excludes derivatives.
2
Not annualized.
3
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.
4
This list is not a recommendation of any security by the investment adviser.
5
The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
Schwab Fundamental Index Funds | Semiannual Report
12

Schwab Fundamental Emerging Markets Large Company Index Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.
Average Annual Total Returns1,2
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Fundamental Emerging Markets Large Company Index Fund (1/31/08)[3]	16.44%	12.79%	3.97%	3.86%
MSCI Emerging Markets Index (Net) [4,5]	15.40%	9.88%	1.89%	2.96%
Russell RAFITM Emerging Markets Large Company Index (Net) [4,6]	18.32%	15.26%	4.69%	4.58%
Fund Category: Morningstar Diversified Emerging Markets [7]	15.17%	10.54%	2.83%	2.86%
Fund Expense Ratio[8]: 0.39%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Index ownership – The Schwab Fundamental Emerging Markets Large Company Index Fund is not in any way sponsored, endorsed, sold or promoted by Frank Russell Company (Russell), by the London Stock Exchange Group companies (LSEG), or by Research Affiliates LLC (RA) (collectively the Licensor Parties), and none of the Licensor Parties make any warranty or representation whatsoever, expressly or impliedly, either as to the results to be obtained from the use of the Russell RAFITM Emerging Markets Large Company Index (the Index) or otherwise. The Index is compiled and calculated by Russell in conjunction with RA. None of the Licensor Parties shall be liable (whether in negligence or otherwise) to any person for any error in the Index and none of the Licensor Parties shall be under any obligation to advise any person of any error therein. “Russell®” is a trademark of Russell. The trade names “Research Affiliates®”, “Fundamental Index®” and “RAFI®” are registered trademarks of RA. Charles Schwab Investment Management, Inc. has obtained full license from Russell to use the Index. For full disclaimer please see the fund’s statement of additional information.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
The fund’s performance relative to the index may be affected by fair-value pricing and timing differences in foreign exchange calculations. See financial note 2 for more information.
3
Effective June 21, 2024, the name of the fund changed. For more information, please refer to the prospectus.
4
The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.
5
In anticipation of new regulatory requirements, the fund’s regulatory index has changed from the Russell RAFI™ Emerging Markets Large Company Index (Net) to the MSCI EAFE® Index (Net). The MSCI EAFE® Index (Net) provides a broad measure of market performance. The fund generally invests in securities that are included in the Russell RAFI™ Emerging Markets Large Company Index (Net). The fund does not seek to track the regulatory index.
6
Effective June 21, 2024, the fund’s comparative index changed from a Russell RAFI Index to a RAFI Fundamental High Liquidity Index. For more information, please refer to the prospectus.
7
Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds and ETFs within the category as of the report date.
8
As stated in the prospectus.
13
Schwab Fundamental Index Funds | Semiannual Report

Schwab Fundamental Emerging Markets Large Company Index Fund
Performance and Fund Facts as of April 30, 2024

Statistics
Number of Holdings	351
Weighted Average Market Cap (millions)	$97,786
Price/Earnings Ratio (P/E)	8.9
Price/Book Ratio (P/B)	1.2
Portfolio Turnover Rate	10% [1]
Sector Weightings % of Investments

Top Equity Holdings % of Net Assets3

Top Country Weightings % of Investments4

Portfolio holdings may have changed since the report date.
Source of Sector Classification: S&P and MSCI.
International investments are subject to additional risks such as currency fluctuation, geopolitical risk and the potential for illiquid markets. Investing in emerging markets may accentuate these risks.
1
Not annualized.
2
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.
3
This list is not a recommendation of any security by the investment adviser.
4
The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
Schwab Fundamental Index Funds | Semiannual Report
14

Schwab Fundamental Index Funds
Fund Expenses (Unaudited)
Examples for a $1,000 Investment

As a fund shareholder, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning November 1, 2023 and held through April 30, 2024.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	EXPENSE RATIO (ANNUALIZED) [1]	BEGINNING ACCOUNT VALUE AT 11/1/23	ENDING ACCOUNT VALUE (NET OF EXPENSES) AT 4/30/24	EXPENSES PAID DURING PERIOD 11/1/23-4/30/24 [2]
Schwab Fundamental US Large Company Index Fund
Actual Return	0.25%	$1,000.00	$1,190.00	$1.36
Hypothetical 5% Return	0.25%	$1,000.00	$1,023.62	$1.26
Schwab Fundamental US Small Company Index Fund
Actual Return	0.25%	$1,000.00	$1,183.10	$1.36
Hypothetical 5% Return	0.25%	$1,000.00	$1,023.62	$1.26
Schwab Fundamental International Large Company Index Fund
Actual Return	0.25%	$1,000.00	$1,162.90	$1.34
Hypothetical 5% Return	0.25%	$1,000.00	$1,023.62	$1.26
Schwab Fundamental International Small Company Index Fund
Actual Return	0.39%	$1,000.00	$1,142.20	$2.08
Hypothetical 5% Return	0.39%	$1,000.00	$1,022.92	$1.96
Schwab Fundamental Emerging Markets Large Company Index Fund
Actual Return	0.39%	$1,000.00	$1,164.40	$2.10
Hypothetical 5% Return	0.39%	$1,000.00	$1,022.92	$1.96

[1]	Based on the most recent six-month expense ratio.
[2]
Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 182 days in the period, and divided by 366 days in the fiscal year.

15
Schwab Fundamental Index Funds | Semiannual Report

Schwab Fundamental US Large Company Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	11/1/23– 4/30/24*	11/1/22– 10/31/23	11/1/21– 10/31/22	11/1/20– 10/31/21	11/1/19– 10/31/20	11/1/18– 10/31/19
Per-Share Data
Net asset value at beginning of period	$21.69	$21.19	$23.19	$16.28	$17.56	$17.47
Income (loss) from investment operations:
Net investment income (loss)[1]	0.25	0.45	0.43	0.39	0.42	0.42
Net realized and unrealized gains (losses)	3.83	0.49	(1.33)	7.64	(0.75)	1.08
Total from investment operations	4.08	0.94	(0.90)	8.03	(0.33)	1.50
Less distributions:
Distributions from net investment income	(0.45)	(0.44)	(0.40)	(0.44)	(0.43)	(0.42)
Distributions from net realized gains	—	—	(0.70)	(0.68)	(0.52)	(0.99)
Total distributions	(0.45)	(0.44)	(1.10)	(1.12)	(0.95)	(1.41)
Net asset value at end of period	$25.32	$21.69	$21.19	$23.19	$16.28	$17.56
Total return	19.00%[2]	4.48%	(4.18%)	51.33%	(2.33%)	10.56%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.25%[3]	0.25%[4]	0.25%[4]	0.25%	0.25%	0.25%
Net investment income (loss)	2.02%[3]	2.05%	1.95%	1.87%	2.57%	2.53%
Portfolio turnover rate	4%[2,5]	7%[5]	13%[5]	16%[5]	13%	20%
Net assets, end of period (x 1,000,000)	$8,279	$6,836	$6,460	$6,821	$4,547	$5,237

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Not annualized.
[3]	Annualized.
[4]	Ratio includes less than 0.005% of non-routine proxy expenses.
[5]	Portfolio turnover rate excludes in-kind transactions.
See financial notes
Schwab Fundamental Index Funds | Semiannual Report
16

Schwab Fundamental US Large Company Index Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.8% OF NET ASSETS

Automobiles & Components 1.7%
Adient PLC *	55,436	1,655,873
Aptiv PLC *	75,858	5,385,918
Autoliv, Inc.	30,923	3,704,266
BorgWarner, Inc.	126,413	4,142,554
Dana, Inc.	136,609	1,698,050
Ford Motor Co.	2,569,712	31,222,001
General Motors Co.	1,395,395	62,136,939
Gentex Corp.	81,559	2,797,474
Goodyear Tire & Rubber Co. *	312,508	3,737,596
Harley-Davidson, Inc.	62,062	2,134,312
Lear Corp.	44,326	5,579,313
Tesla, Inc. *	55,157	10,109,175
Thor Industries, Inc.	31,597	3,141,374
		137,444,845

Banks 7.7%
Bank of America Corp.	2,956,283	109,412,034
Citigroup, Inc.	1,746,416	107,107,693
Citizens Financial Group, Inc.	236,687	8,073,394
Comerica, Inc.	96,520	4,842,408
Credicorp Ltd.	24,806	4,108,122
East West Bancorp, Inc.	30,756	2,291,014
Fifth Third Bancorp	292,828	10,676,509
First Citizens BancShares, Inc., Class A	861	1,452,300
First Horizon Corp.	161,344	2,407,253
Huntington Bancshares, Inc.	415,088	5,591,235
JPMorgan Chase & Co.	878,107	168,368,236
KeyCorp	553,405	8,018,838
M&T Bank Corp.	54,476	7,865,790
New York Community Bancorp, Inc.	212,238	562,431
PNC Financial Services Group, Inc.	148,767	22,800,030
Popular, Inc.	33,488	2,846,145
Regions Financial Corp.	305,729	5,891,398
Synovus Financial Corp.	52,645	1,884,165
Truist Financial Corp.	488,618	18,347,606
U.S. Bancorp	623,581	25,336,096
Wells Fargo & Co.	1,982,593	117,607,417
Zions Bancorp NA	102,990	4,199,932
		639,690,046

Capital Goods 6.9%
3M Co.	276,970	26,730,375
A O Smith Corp.	28,290	2,343,544
Acuity Brands, Inc.	13,587	3,373,652
AECOM	39,077	3,609,152
AerCap Holdings NV *	35,230	2,976,583
AGCO Corp.	26,029	2,972,251
Air Lease Corp., Class A	38,725	1,945,544
Allegion PLC	16,259	1,976,444
Allison Transmission Holdings, Inc.	47,436	3,488,918
AMETEK, Inc.	23,821	4,160,576
Beacon Roofing Supply, Inc. *	17,732	1,747,134
SECURITY	NUMBER OF SHARES	VALUE ($)
Boeing Co. *	79,401	13,326,664
Boise Cascade Co.	22,493	2,975,149
Builders FirstSource, Inc. *	9,580	1,751,416
Carlisle Cos., Inc.	11,084	4,303,363
Carrier Global Corp.	158,465	9,744,013
Caterpillar, Inc.	106,338	35,577,505
CNH Industrial NV *	402,047	4,583,336
Cummins, Inc.	52,953	14,958,693
Curtiss-Wright Corp.	7,922	2,007,593
Deere & Co.	47,525	18,601,760
Donaldson Co., Inc.	27,224	1,965,573
Dover Corp.	30,221	5,418,625
Eaton Corp. PLC	67,749	21,561,797
EMCOR Group, Inc.	14,037	5,013,595
Emerson Electric Co.	135,628	14,617,986
Fastenal Co.	83,252	5,656,141
Fluor Corp. *	49,079	1,979,356
Fortive Corp.	37,890	2,851,980
Fortune Brands Innovations, Inc.	43,686	3,193,447
GE Vernova, Inc. *	25,632	3,939,895
Generac Holdings, Inc. *	11,884	1,615,749
General Dynamics Corp.	70,084	20,120,416
General Electric Co.	102,854	16,643,834
Graco, Inc.	20,115	1,613,223
Honeywell International, Inc.	148,286	28,579,161
Howmet Aerospace, Inc.	63,901	4,265,392
Hubbell, Inc., Class B	7,721	2,860,785
Huntington Ingalls Industries, Inc.	14,963	4,143,704
IDEX Corp.	9,866	2,175,058
Illinois Tool Works, Inc.	51,921	12,674,435
Ingersoll Rand, Inc.	27,894	2,603,068
ITT, Inc.	17,538	2,268,365
Johnson Controls International PLC	187,904	12,226,913
L3Harris Technologies, Inc.	61,310	13,123,405
Lennox International, Inc.	4,870	2,256,855
Lincoln Electric Holdings, Inc.	8,634	1,895,422
Lockheed Martin Corp.	58,862	27,366,710
Masco Corp.	65,449	4,479,984
MasTec, Inc. *	26,205	2,324,121
MDU Resources Group, Inc.	82,179	2,029,821
Middleby Corp. *	11,113	1,544,374
MSC Industrial Direct Co., Inc., Class A	16,965	1,547,887
Mueller Industries, Inc.	38,605	2,154,931
Nordson Corp.	7,305	1,886,078
Northrop Grumman Corp.	35,990	17,456,230
nVent Electric PLC	30,541	2,201,090
Oshkosh Corp.	32,018	3,594,661
Otis Worldwide Corp.	45,810	4,177,872
Owens Corning	32,228	5,421,072
PACCAR, Inc.	120,114	12,745,296
Parker-Hannifin Corp.	18,278	9,959,865
Pentair PLC	36,452	2,882,989
Quanta Services, Inc.	22,460	5,807,258
Regal Rexnord Corp.	16,149	2,605,964
Resideo Technologies, Inc. *	87,005	1,699,208
Rockwell Automation, Inc.	17,368	4,706,033
RTX Corp.	271,476	27,560,243
Rush Enterprises, Inc., Class A	34,429	1,512,122
See financial notes
17
Schwab Fundamental Index Funds | Semiannual Report

Schwab Fundamental US Large Company Index Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Sensata Technologies Holding PLC	55,691	2,133,522
Snap-on, Inc.	13,912	3,727,859
Stanley Black & Decker, Inc.	73,223	6,692,582
Textron, Inc.	63,374	5,360,807
Timken Co.	20,788	1,854,705
Toro Co.	19,131	1,675,684
Trane Technologies PLC	28,851	9,155,576
TransDigm Group, Inc.	5,450	6,801,763
UFP Industries, Inc.	24,040	2,709,308
United Rentals, Inc.	16,086	10,745,287
Watsco, Inc.	6,300	2,820,636
WESCO International, Inc.	16,608	2,536,872
Westinghouse Air Brake Technologies Corp.	32,168	5,181,621
WW Grainger, Inc.	6,705	6,177,652
Xylem, Inc.	27,090	3,540,663
		575,196,191

Commercial & Professional Services 1.1%
ABM Industries, Inc.	40,425	1,766,572
ASGN, Inc. *	19,126	1,844,703
Automatic Data Processing, Inc.	45,993	11,125,247
Booz Allen Hamilton Holding Corp., Class A	22,334	3,298,062
Broadridge Financial Solutions, Inc.	14,797	2,861,888
CACI International, Inc., Class A *	6,405	2,576,283
Cintas Corp.	9,976	6,567,600
Copart, Inc. *	40,455	2,197,111
Equifax, Inc.	10,973	2,416,145
Genpact Ltd.	52,805	1,623,226
Jacobs Solutions, Inc.	33,206	4,766,057
KBR, Inc.	27,300	1,772,862
Leidos Holdings, Inc.	46,207	6,479,145
ManpowerGroup, Inc.	62,218	4,694,348
Maximus, Inc.	18,434	1,479,881
Paychex, Inc.	39,625	4,707,846
Republic Services, Inc., Class A	29,976	5,746,399
Robert Half, Inc.	42,356	2,928,494
Science Applications International Corp.	17,377	2,236,420
SS&C Technologies Holdings, Inc.	44,721	2,767,783
TransUnion	25,058	1,829,234
Verisk Analytics, Inc., Class A	13,376	2,915,433
Waste Management, Inc.	66,696	13,874,102
		92,474,841

Consumer Discretionary Distribution & Retail 4.5%
Academy Sports & Outdoors, Inc.	28,961	1,688,426
Advance Auto Parts, Inc.	56,184	4,100,308
Amazon.com, Inc. *	674,380	118,016,500
American Eagle Outfitters, Inc.	84,177	2,042,134
Asbury Automotive Group, Inc. *	8,563	1,800,285
AutoNation, Inc. *	26,586	4,284,334
AutoZone, Inc. *	1,718	5,079,095
Bath & Body Works, Inc.	79,726	3,621,155
Best Buy Co., Inc.	169,888	12,510,552
Big Lots, Inc. *	341,234	1,201,144
Burlington Stores, Inc. *	10,296	1,852,662
CarMax, Inc. *	74,174	5,041,607
Dick's Sporting Goods, Inc.	20,412	4,101,587
eBay, Inc.	282,166	14,542,836
Foot Locker, Inc.	108,004	2,251,883
Gap, Inc.	187,979	3,857,329
Genuine Parts Co.	34,496	5,423,116
Group 1 Automotive, Inc.	11,457	3,368,587
Home Depot, Inc.	185,501	61,998,144
Kohl's Corp.	308,470	7,384,772
SECURITY	NUMBER OF SHARES	VALUE ($)
Lithia Motors, Inc., Class A	15,585	3,964,512
LKQ Corp.	102,429	4,417,763
Lowe's Cos., Inc.	143,725	32,767,863
Macy's, Inc.	320,294	5,903,018
Murphy USA, Inc.	8,107	3,354,839
Nordstrom, Inc.	103,067	1,959,304
ODP Corp. *	42,536	2,165,508
O'Reilly Automotive, Inc. *	7,999	8,105,067
Penske Automotive Group, Inc.	11,871	1,815,195
Pool Corp.	5,047	1,829,689
Qurate Retail, Inc. *	4,976,581	4,088,261
Ross Stores, Inc.	46,832	6,067,086
TJX Cos., Inc.	176,928	16,647,155
Tractor Supply Co.	19,336	5,280,275
Ulta Beauty, Inc. *	6,165	2,495,839
Williams-Sonoma, Inc.	19,241	5,517,934
		370,545,764

Consumer Durables & Apparel 1.6%
Brunswick Corp.	29,348	2,366,623
Capri Holdings Ltd. *	51,081	1,812,354
Carter's, Inc.	23,957	1,638,898
Deckers Outdoor Corp. *	3,197	2,616,649
DR Horton, Inc.	91,359	13,017,744
Garmin Ltd.	29,283	4,230,515
Hanesbrands, Inc. *	479,125	2,184,810
Hasbro, Inc.	47,099	2,887,169
KB Home	34,630	2,242,639
Leggett & Platt, Inc.	86,246	1,558,465
Lennar Corp., Class A	94,218	14,285,333
Lululemon Athletica, Inc. *	8,096	2,919,418
Meritage Homes Corp.	16,100	2,668,414
Mohawk Industries, Inc. *	44,720	5,157,110
Newell Brands, Inc.	323,419	2,567,947
NIKE, Inc., Class B	187,766	17,323,291
NVR, Inc. *	762	5,668,404
Polaris, Inc.	24,057	2,048,694
PulteGroup, Inc.	86,217	9,606,298
PVH Corp.	37,771	4,109,485
Ralph Lauren Corp., Class A	15,409	2,521,529
Skechers USA, Inc., Class A *	33,163	2,190,416
Tapestry, Inc.	77,065	3,076,435
Taylor Morrison Home Corp., Class A *	49,575	2,776,696
Tempur Sealy International, Inc.	35,901	1,797,204
Toll Brothers, Inc.	36,338	4,328,219
TopBuild Corp. *	4,620	1,869,575
Tri Pointe Homes, Inc. *	63,659	2,345,834
VF Corp.	277,799	3,461,375
Whirlpool Corp.	56,348	5,345,171
		130,622,714

Consumer Services 1.5%
Aramark	72,354	2,279,875
Booking Holdings, Inc.	4,777	16,490,347
Caesars Entertainment, Inc. *	32,926	1,179,409
Carnival Corp. *	275,236	4,078,997
Chipotle Mexican Grill, Inc., Class A *	1,206	3,810,478
Darden Restaurants, Inc.	24,302	3,728,170
Domino's Pizza, Inc.	8,522	4,510,439
Expedia Group, Inc. *	17,957	2,417,551
H&R Block, Inc.	40,216	1,899,402
Hilton Worldwide Holdings, Inc.	24,781	4,888,796
Las Vegas Sands Corp.	67,179	2,980,060
Marriott International, Inc., Class A	31,216	7,371,034
Marriott Vacations Worldwide Corp.	15,360	1,476,250
McDonald's Corp.	102,053	27,864,551
See financial notes
Schwab Fundamental Index Funds | Semiannual Report
18

Schwab Fundamental US Large Company Index Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
MGM Resorts International *	123,412	4,867,369
Penn Entertainment, Inc. *	73,090	1,208,909
Service Corp. International	29,235	2,096,442
Starbucks Corp.	223,607	19,786,983
Travel & Leisure Co.	39,889	1,736,767
Vail Resorts, Inc.	6,475	1,226,171
Yum! Brands, Inc.	53,957	7,621,426
		123,519,426

Consumer Staples Distribution & Retail 3.5%
Albertsons Cos., Inc., Class A	51,395	1,048,458
Andersons, Inc.	24,732	1,358,776
BJ's Wholesale Club Holdings, Inc. *	23,676	1,768,124
Casey's General Stores, Inc.	12,777	4,083,274
Costco Wholesale Corp.	74,103	53,569,059
Dollar General Corp.	83,022	11,555,832
Dollar Tree, Inc. *	53,942	6,378,641
Kroger Co.	481,821	26,683,247
Performance Food Group Co. *	58,812	3,992,159
SpartanNash Co.	82,232	1,569,809
Sprouts Farmers Market, Inc. *	45,013	2,972,208
Sysco Corp.	119,712	8,896,996
Target Corp.	229,003	36,864,903
U.S. Foods Holding Corp. *	109,086	5,481,571
United Natural Foods, Inc. *	124,696	1,113,535
Walgreens Boots Alliance, Inc.	1,210,020	21,453,655
Walmart, Inc.	1,689,534	100,273,843
		289,064,090

Energy 7.5%
Antero Resources Corp. *	73,482	2,499,123
APA Corp.	110,478	3,473,428
Baker Hughes Co., Class A	385,679	12,580,849
Cheniere Energy, Inc.	22,922	3,617,550
Chesapeake Energy Corp.	11,997	1,078,290
Chevron Corp.	660,541	106,525,447
CNX Resources Corp. *	73,347	1,725,121
ConocoPhillips	336,334	42,250,277
Delek U.S. Holdings, Inc.	55,533	1,517,717
Devon Energy Corp.	160,012	8,189,414
Diamondback Energy, Inc.	21,036	4,230,971
EOG Resources, Inc.	142,727	18,858,519
EQT Corp.	40,155	1,609,814
Equitrans Midstream Corp.	172,936	2,339,824
Exxon Mobil Corp.	1,407,592	166,475,906
Halliburton Co.	184,812	6,924,906
Hess Corp.	27,787	4,376,175
HF Sinclair Corp.	86,139	4,673,041
Kinder Morgan, Inc.	811,666	14,837,254
Marathon Oil Corp.	253,445	6,804,998
Marathon Petroleum Corp.	219,995	39,977,491
Murphy Oil Corp.	49,206	2,196,556
NOV, Inc.	122,375	2,262,714
Occidental Petroleum Corp.	186,143	12,311,498
ONEOK, Inc.	124,984	9,888,734
Ovintiv, Inc.	95,927	4,922,974
PBF Energy, Inc., Class A	63,710	3,393,832
Peabody Energy Corp.	77,543	1,701,293
Phillips 66	254,741	36,481,459
Pioneer Natural Resources Co.	42,057	11,326,791
Schlumberger NV	240,751	11,430,857
SM Energy Co.	38,928	1,887,619
Southwestern Energy Co. *	324,381	2,429,614
Targa Resources Corp.	37,511	4,278,505
TechnipFMC PLC	82,439	2,112,087
Valero Energy Corp.	247,352	39,544,164
SECURITY	NUMBER OF SHARES	VALUE ($)
Williams Cos., Inc.	293,256	11,249,300
World Kinect Corp.	291,719	6,855,396
		618,839,508

Equity Real Estate Investment Trusts (REITs) 1.6%
Alexandria Real Estate Equities, Inc.	22,541	2,611,826
American Tower Corp.	51,892	8,902,592
AvalonBay Communities, Inc.	21,421	4,060,779
Boston Properties, Inc.	61,318	3,794,971
Brixmor Property Group, Inc.	78,316	1,730,784
Camden Property Trust	16,985	1,693,065
Crown Castle, Inc.	77,927	7,307,994
Digital Realty Trust, Inc.	45,075	6,255,508
Equinix, Inc.	8,149	5,794,835
Equity Residential	68,851	4,434,004
Essex Property Trust, Inc.	10,350	2,548,688
Extra Space Storage, Inc.	20,395	2,738,641
Gaming & Leisure Properties, Inc.	35,750	1,527,598
Healthpeak Properties, Inc.	163,318	3,039,348
Host Hotels & Resorts, Inc.	198,493	3,745,563
Invitation Homes, Inc.	68,749	2,351,216
Iron Mountain, Inc.	60,242	4,669,960
Kimco Realty Corp.	114,669	2,136,283
Lamar Advertising Co., Class A	17,442	2,020,656
Medical Properties Trust, Inc. (a)	322,686	1,484,356
Mid-America Apartment Communities, Inc.	19,262	2,504,060
Park Hotels & Resorts, Inc.	157,043	2,533,104
Prologis, Inc.	51,032	5,207,816
Public Storage	14,865	3,856,724
Realty Income Corp.	60,298	3,228,355
Regency Centers Corp.	29,849	1,767,658
SBA Communications Corp., Class A	7,185	1,337,272
Simon Property Group, Inc.	61,678	8,667,609
SL Green Realty Corp.	52,239	2,603,069
Sun Communities, Inc.	15,592	1,735,701
UDR, Inc.	48,810	1,858,685
Ventas, Inc.	124,493	5,512,550
VICI Properties, Inc., Class A	57,439	1,639,883
Vornado Realty Trust	119,812	3,118,706
Welltower, Inc.	77,898	7,422,121
Weyerhaeuser Co.	243,579	7,348,778
WP Carey, Inc.	29,396	1,612,077
		134,802,835

Financial Services 8.4%
Affiliated Managers Group, Inc.	18,388	2,870,367
Ally Financial, Inc.	286,601	10,991,148
American Express Co.	138,825	32,489,215
Ameriprise Financial, Inc.	25,930	10,677,715
Annaly Capital Management, Inc.	118,707	2,224,569
Apollo Global Management, Inc.	32,087	3,477,589
Bank of New York Mellon Corp.	351,386	19,849,795
Berkshire Hathaway, Inc., Class A *	87	52,156,501
Berkshire Hathaway, Inc., Class B *	329,049	130,543,610
BlackRock, Inc.	26,001	19,621,395
Blackstone, Inc.	69,640	8,120,720
Block, Inc. *	20,913	1,526,649
Bread Financial Holdings, Inc.	101,023	3,728,759
Capital One Financial Corp.	257,957	36,998,773
Carlyle Group, Inc.	57,058	2,556,198
Cboe Global Markets, Inc.	9,400	1,702,810
Charles Schwab Corp. (b)	149,438	11,050,940
CME Group, Inc.	32,472	6,807,430
Corebridge Financial, Inc. (a)	72,982	1,938,402
Corpay, Inc. *	14,764	4,460,795
See financial notes
19
Schwab Fundamental Index Funds | Semiannual Report

Schwab Fundamental US Large Company Index Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Discover Financial Services	150,155	19,029,143
Equitable Holdings, Inc.	106,110	3,916,520
Evercore, Inc., Class A	15,619	2,834,849
Fidelity National Information Services, Inc.	156,790	10,649,177
Fiserv, Inc. *	55,767	8,513,948
Franklin Resources, Inc.	167,673	3,829,651
Global Payments, Inc.	56,988	6,996,417
Goldman Sachs Group, Inc.	110,388	47,103,663
Intercontinental Exchange, Inc.	72,004	9,271,235
Invesco Ltd.	226,074	3,203,469
Jack Henry & Associates, Inc.	11,592	1,885,902
Jackson Financial, Inc., Class A	40,367	2,757,873
Janus Henderson Group PLC	69,705	2,176,190
Jefferies Financial Group, Inc.	88,421	3,807,408
KKR & Co., Inc.	89,978	8,374,252
Lazard, Inc.	48,545	1,868,983
LPL Financial Holdings, Inc.	11,218	3,019,100
Mastercard, Inc., Class A	51,168	23,087,002
MGIC Investment Corp.	94,517	1,916,805
Moody's Corp.	14,411	5,336,826
Morgan Stanley	316,782	28,776,477
MSCI, Inc., Class A	4,195	1,953,989
Nasdaq, Inc.	39,421	2,359,347
Navient Corp.	123,097	1,848,917
Northern Trust Corp.	70,095	5,775,127
OneMain Holdings, Inc.	100,947	5,260,348
PayPal Holdings, Inc. *	227,918	15,480,191
Raymond James Financial, Inc.	30,425	3,711,850
Rithm Capital Corp.	209,642	2,331,219
S&P Global, Inc.	23,788	9,891,764
SEI Investments Co.	30,160	1,989,052
SLM Corp.	159,646	3,382,899
Starwood Property Trust, Inc.	94,091	1,784,906
State Street Corp.	102,975	7,464,658
Synchrony Financial	553,801	24,356,168
T Rowe Price Group, Inc.	95,448	10,458,237
Visa, Inc., Class A	108,486	29,140,424
Voya Financial, Inc.	32,962	2,246,690
Western Union Co.	277,825	3,733,968
		695,318,024

Food, Beverage & Tobacco 3.4%
Altria Group, Inc.	654,167	28,659,056
Archer-Daniels-Midland Co.	308,034	18,069,274
Bunge Global SA	88,197	8,974,927
Campbell Soup Co.	62,098	2,838,500
Coca-Cola Co.	532,500	32,892,525
Coca-Cola Europacific Partners PLC	47,613	3,429,088
Conagra Brands, Inc.	182,264	5,610,086
Constellation Brands, Inc., Class A	26,137	6,624,684
Darling Ingredients, Inc. *	43,024	1,822,927
Flowers Foods, Inc.	71,341	1,779,245
General Mills, Inc.	153,102	10,787,567
Hershey Co.	17,760	3,444,019
Hormel Foods Corp.	92,145	3,276,676
Ingredion, Inc.	30,459	3,490,297
J M Smucker Co.	42,730	4,907,540
Kellanova	77,276	4,471,189
Keurig Dr Pepper, Inc.	190,299	6,413,076
Kraft Heinz Co.	263,130	10,159,449
Lamb Weston Holdings, Inc.	16,442	1,370,276
McCormick & Co., Inc. - Non Voting Shares	39,509	3,005,055
Molson Coors Beverage Co., Class B	73,604	4,214,565
Mondelez International, Inc., Class A	267,115	19,216,253
Monster Beverage Corp. *	66,565	3,557,899
SECURITY	NUMBER OF SHARES	VALUE ($)
PepsiCo, Inc.	223,605	39,334,356
Philip Morris International, Inc.	363,921	34,550,660
Post Holdings, Inc. *	17,497	1,857,307
Tyson Foods, Inc., Class A	289,047	17,530,701
		282,287,197

Health Care Equipment & Services 5.8%
Abbott Laboratories	244,090	25,866,217
Align Technology, Inc. *	7,883	2,226,002
Baxter International, Inc.	188,764	7,620,403
Becton Dickinson & Co.	39,844	9,347,402
Boston Scientific Corp. *	102,096	7,337,639
Cardinal Health, Inc.	60,239	6,207,027
Cencora, Inc.	9,694	2,317,351
Centene Corp. *	290,288	21,208,441
Chemed Corp.	2,686	1,525,648
Cigna Group	131,548	46,967,898
Community Health Systems, Inc. *	379,449	1,252,182
Cooper Cos., Inc.	21,582	1,922,093
CVS Health Corp.	934,404	63,268,495
DaVita, Inc. *	40,332	5,606,551
DENTSPLY SIRONA, Inc.	58,294	1,749,403
Edwards Lifesciences Corp. *	44,046	3,729,375
Elevance Health, Inc.	81,624	43,144,814
Encompass Health Corp.	24,285	2,024,883
GE HealthCare Technologies, Inc.	36,985	2,819,736
HCA Healthcare, Inc.	57,519	17,820,537
Henry Schein, Inc. *	52,097	3,609,280
Hologic, Inc. *	45,262	3,429,502
Humana, Inc.	49,933	15,084,260
IDEXX Laboratories, Inc. *	4,347	2,142,028
Intuitive Surgical, Inc. *	15,763	5,842,083
Laboratory Corp. of America Holdings	33,294	6,704,413
McKesson Corp.	17,134	9,204,556
Medtronic PLC	361,276	28,988,786
Molina Healthcare, Inc. *	12,023	4,113,068
Quest Diagnostics, Inc.	41,393	5,719,685
ResMed, Inc.	13,638	2,918,396
Solventum Corp. *	68,921	4,480,554
STERIS PLC	11,330	2,317,665
Stryker Corp.	30,815	10,369,247
Teleflex, Inc.	7,503	1,566,251
Tenet Healthcare Corp. *	48,866	5,487,163
UnitedHealth Group, Inc.	180,773	87,439,900
Universal Health Services, Inc., Class B	41,834	7,129,769
Zimmer Biomet Holdings, Inc.	36,948	4,444,105
		484,952,808

Household & Personal Products 1.3%
Church & Dwight Co., Inc.	36,595	3,948,235
Clorox Co.	20,401	3,016,696
Colgate-Palmolive Co.	141,038	12,964,213
Estee Lauder Cos., Inc., Class A	36,351	5,333,055
Kimberly-Clark Corp.	72,399	9,884,635
Procter & Gamble Co.	429,062	70,022,918
		105,169,752

Insurance 3.6%
Aflac, Inc.	188,006	15,726,702
Allstate Corp.	149,603	25,441,486
American Equity Investment Life Holding Co.	31,065	1,743,057
American Financial Group, Inc.	29,677	3,791,237
American International Group, Inc.	354,936	26,730,230
Aon PLC, Class A	30,861	8,703,111
See financial notes
Schwab Fundamental Index Funds | Semiannual Report
20

Schwab Fundamental US Large Company Index Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Arch Capital Group Ltd. *	50,015	4,678,403
Arthur J Gallagher & Co.	15,543	3,647,787
Assurant, Inc.	13,209	2,303,650
Brown & Brown, Inc.	22,398	1,826,333
Chubb Ltd.	91,883	22,845,789
Cincinnati Financial Corp.	47,864	5,537,386
CNO Financial Group, Inc.	105,896	2,788,242
Everest Group Ltd.	8,208	3,007,493
Fidelity National Financial, Inc.	101,996	5,048,802
First American Financial Corp.	56,687	3,036,723
Genworth Financial, Inc., Class A *	415,319	2,462,842
Globe Life, Inc.	24,373	1,856,491
Hanover Insurance Group, Inc.	15,514	2,014,027
Hartford Financial Services Group, Inc.	124,188	12,032,575
Lincoln National Corp.	180,488	4,921,908
Loews Corp.	59,174	4,446,926
Markel Group, Inc. *	2,606	3,800,590
Marsh & McLennan Cos., Inc.	56,610	11,289,732
MetLife, Inc.	314,644	22,364,895
Old Republic International Corp.	123,066	3,674,751
Primerica, Inc.	8,067	1,709,075
Principal Financial Group, Inc.	87,631	6,935,117
Progressive Corp.	98,120	20,433,490
Prudential Financial, Inc.	190,234	21,017,052
Reinsurance Group of America, Inc.	19,146	3,580,111
Travelers Cos., Inc.	116,646	24,747,615
Unum Group	83,213	4,218,899
W R Berkley Corp.	37,574	2,892,071
Willis Towers Watson PLC	20,698	5,198,096
		296,452,694

Materials 3.7%
Air Products & Chemicals, Inc.	34,562	8,168,383
Albemarle Corp.	17,223	2,072,099
Alcoa Corp.	131,709	4,628,254
AptarGroup, Inc.	12,993	1,875,929
Arch Resources, Inc.	7,607	1,207,840
Avery Dennison Corp.	17,117	3,719,182
Axalta Coating Systems Ltd. *	58,355	1,834,681
Ball Corp.	89,298	6,212,462
Berry Global Group, Inc.	52,616	2,980,170
Celanese Corp., Class A	44,268	6,800,008
CF Industries Holdings, Inc.	59,891	4,729,592
Chemours Co.	88,863	2,377,085
Cleveland-Cliffs, Inc. *	178,536	3,017,258
Commercial Metals Co.	46,317	2,489,076
Corteva, Inc.	132,285	7,160,587
Crown Holdings, Inc.	35,867	2,943,605
Dow, Inc.	329,854	18,768,693
DuPont de Nemours, Inc.	197,372	14,309,470
Eagle Materials, Inc.	8,236	2,064,848
Eastman Chemical Co.	72,970	6,891,287
Ecolab, Inc.	33,915	7,669,877
FMC Corp.	38,291	2,259,552
Freeport-McMoRan, Inc.	294,526	14,708,628
Graphic Packaging Holding Co.	99,816	2,580,244
Huntsman Corp.	131,490	3,137,351
International Flavors & Fragrances, Inc.	52,874	4,475,784
International Paper Co.	277,791	9,706,018
Linde PLC	65,266	28,779,695
Louisiana-Pacific Corp.	34,463	2,522,347
LyondellBasell Industries NV, Class A	141,702	14,165,949
Martin Marietta Materials, Inc.	7,356	4,318,487
Mosaic Co.	160,485	5,037,624
Newmont Corp.	343,273	13,950,615
Nucor Corp.	105,565	17,790,869
O-I Glass, Inc. *	104,567	1,564,322
SECURITY	NUMBER OF SHARES	VALUE ($)
Olin Corp.	54,818	2,865,885
Packaging Corp. of America	29,822	5,158,610
PPG Industries, Inc.	56,894	7,339,326
Reliance, Inc.	23,828	6,784,308
RPM International, Inc.	26,230	2,804,249
Sealed Air Corp.	67,274	2,117,786
Sherwin-Williams Co.	21,415	6,416,148
Sonoco Products Co.	43,165	2,419,398
Steel Dynamics, Inc.	70,144	9,127,137
U.S. Steel Corp.	185,385	6,766,553
Vulcan Materials Co.	15,663	4,035,259
Westlake Corp.	10,545	1,553,911
Westrock Co.	227,128	10,893,059
		305,199,500

Media & Entertainment 6.5%
Alphabet, Inc., Class A *	695,194	113,163,679
Alphabet, Inc., Class C *	610,308	100,481,109
Charter Communications, Inc., Class A *	79,296	20,295,018
Comcast Corp., Class A	1,614,593	61,532,139
Electronic Arts, Inc.	48,797	6,188,436
Fox Corp., Class A	194,177	6,021,429
Interpublic Group of Cos., Inc.	104,900	3,193,156
Liberty Media Corp.-Liberty SiriusXM, Class C *	172,613	4,153,069
Meta Platforms, Inc., Class A	327,918	141,060,486
Netflix, Inc. *	18,944	10,431,324
News Corp., Class A	136,493	3,248,533
Nexstar Media Group, Inc., Class A	16,345	2,616,181
Omnicom Group, Inc.	72,578	6,738,142
Paramount Global, Class B	800,725	9,120,258
Take-Two Interactive Software, Inc. *	13,807	1,971,778
TEGNA, Inc.	111,839	1,525,484
Walt Disney Co.	371,441	41,267,095
Warner Bros Discovery, Inc. *	603,684	4,443,114
		537,450,430

Pharmaceuticals, Biotechnology & Life Sciences 5.4%
AbbVie, Inc.	266,476	43,339,657
Agilent Technologies, Inc.	38,591	5,288,511
Amgen, Inc.	134,304	36,791,238
Avantor, Inc. *	82,212	1,991,997
Biogen, Inc. *	44,420	9,542,304
Bristol-Myers Squibb Co.	569,011	25,002,343
Catalent, Inc. *	34,529	1,928,445
Charles River Laboratories International, Inc. *	6,608	1,513,232
Danaher Corp.	53,378	13,164,082
Eli Lilly & Co.	25,946	20,266,421
Gilead Sciences, Inc.	356,507	23,244,256
ICON PLC, ADR *	6,939	2,066,989
Illumina, Inc. *	18,120	2,229,666
IQVIA Holdings, Inc. *	31,195	7,230,065
Jazz Pharmaceuticals PLC *	13,170	1,458,578
Johnson & Johnson	521,083	75,343,391
Merck & Co., Inc.	393,618	50,863,318
Mettler-Toledo International, Inc. *	2,344	2,882,417
Moderna, Inc. *	43,477	4,795,948
Organon & Co.	305,987	5,694,418
Perrigo Co. PLC	79,084	2,582,883
Pfizer, Inc.	2,084,008	53,392,285
Regeneron Pharmaceuticals, Inc. *	11,978	10,668,325
Revvity, Inc.	20,673	2,118,362
Thermo Fisher Scientific, Inc.	41,207	23,435,245
Vertex Pharmaceuticals, Inc. *	13,517	5,309,613
Viatris, Inc.	700,645	8,106,463
See financial notes
21
Schwab Fundamental Index Funds | Semiannual Report

Schwab Fundamental US Large Company Index Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Waters Corp. *	10,640	3,288,186
West Pharmaceutical Services, Inc.	4,581	1,637,616
Zoetis, Inc.	36,305	5,781,208
		450,957,462

Real Estate Management & Development 0.2%
Anywhere Real Estate, Inc. *	298,633	1,451,356
CBRE Group, Inc., Class A *	90,959	7,903,428
Jones Lang LaSalle, Inc. *	31,766	5,740,116
		15,094,900

Semiconductors & Semiconductor Equipment 4.5%
Advanced Micro Devices, Inc. *	50,740	8,036,201
Analog Devices, Inc.	50,964	10,223,888
Applied Materials, Inc.	125,701	24,970,504
Broadcom, Inc.	39,309	51,112,313
First Solar, Inc. *	9,487	1,672,558
Intel Corp.	2,561,549	78,050,398
KLA Corp.	11,722	8,079,857
Lam Research Corp.	18,805	16,819,380
Marvell Technology, Inc.	43,926	2,895,163
Microchip Technology, Inc.	59,435	5,466,831
Micron Technology, Inc.	388,603	43,896,595
MKS Instruments, Inc.	15,174	1,805,403
NVIDIA Corp.	30,723	26,545,286
NXP Semiconductors NV	40,129	10,280,648
ON Semiconductor Corp. *	42,274	2,965,944
Qorvo, Inc. *	39,821	4,652,686
QUALCOMM, Inc.	261,875	43,431,969
Skyworks Solutions, Inc.	40,964	4,366,353
Teradyne, Inc.	32,871	3,823,555
Texas Instruments, Inc.	157,133	27,721,404
		376,816,936

Software & Services 4.8%
Accenture PLC, Class A	80,358	24,180,526
Adobe, Inc. *	30,764	14,238,502
Akamai Technologies, Inc. *	29,335	2,960,782
Amdocs Ltd.	38,064	3,196,995
ANSYS, Inc. *	5,111	1,660,462
Autodesk, Inc. *	9,807	2,087,420
Cadence Design Systems, Inc. *	9,732	2,682,431
Check Point Software Technologies Ltd. *	18,192	2,718,249
Cognizant Technology Solutions Corp., Class A	204,377	13,423,481
Dropbox, Inc., Class A *	48,478	1,122,750
DXC Technology Co. *	199,397	3,886,248
EPAM Systems, Inc. *	5,517	1,297,929
Fortinet, Inc. *	28,938	1,828,303
Gartner, Inc. *	5,707	2,354,651
Gen Digital, Inc.	130,168	2,621,583
GoDaddy, Inc., Class A *	15,636	1,913,534
International Business Machines Corp.	263,910	43,861,842
Intuit, Inc.	14,322	8,960,130
Kyndryl Holdings, Inc. *	212,891	4,185,437
Microsoft Corp.	523,414	203,780,773
Oracle Corp.	254,146	28,909,107
Palo Alto Networks, Inc. *	8,355	2,430,386
Roper Technologies, Inc.	8,314	4,252,278
Salesforce, Inc.	40,379	10,859,528
ServiceNow, Inc. *	2,003	1,388,740
Synopsys, Inc. *	5,163	2,739,436
VeriSign, Inc. *	7,095	1,202,461
		394,743,964

SECURITY	NUMBER OF SHARES	VALUE ($)
Technology Hardware & Equipment 6.2%
Amphenol Corp., Class A	63,363	7,652,350
Apple, Inc.	1,747,572	297,663,939
Arista Networks, Inc. *	9,451	2,424,749
Arrow Electronics, Inc. *	57,497	7,340,642
Avnet, Inc.	130,003	6,353,247
CDW Corp.	23,064	5,578,259
Ciena Corp. *	40,857	1,888,819
Cisco Systems, Inc.	1,308,432	61,470,135
Corning, Inc.	291,856	9,742,153
F5, Inc. *	13,242	2,189,035
Flex Ltd. *	166,994	4,784,378
Hewlett Packard Enterprise Co.	957,164	16,271,788
HP, Inc.	521,943	14,661,379
Insight Enterprises, Inc. *	10,539	1,924,105
Jabil, Inc.	40,979	4,809,295
Juniper Networks, Inc.	131,490	4,578,482
Keysight Technologies, Inc. *	17,993	2,661,884
Motorola Solutions, Inc.	13,404	4,545,967
NetApp, Inc.	65,548	6,699,661
Sanmina Corp. *	43,914	2,664,262
Seagate Technology Holdings PLC	92,094	7,911,796
TD SYNNEX Corp.	18,360	2,163,542
TE Connectivity Ltd.	64,920	9,184,882
Teledyne Technologies, Inc. *	4,606	1,757,097
Trimble, Inc. *	40,453	2,430,012
Vishay Intertechnology, Inc.	61,631	1,426,141
Western Digital Corp. *	205,846	14,580,072
Xerox Holdings Corp.	170,627	2,267,633
Zebra Technologies Corp., Class A *	9,272	2,916,600
		510,542,304

Telecommunication Services 3.0%
AT&T, Inc.	5,771,693	97,483,895
Frontier Communications Parent, Inc. *	90,932	2,104,167
Liberty Global Ltd., Class C *	420,147	6,877,806
Liberty Latin America Ltd., Class C *	187,841	1,416,321
Lumen Technologies, Inc. *	7,881,476	9,378,956
Telephone & Data Systems, Inc.	185,446	2,902,230
T-Mobile U.S., Inc.	103,163	16,936,270
Verizon Communications, Inc.	2,730,465	107,826,063
		244,925,708

Transportation 1.9%
Avis Budget Group, Inc.	18,698	1,784,724
CH Robinson Worldwide, Inc.	62,708	4,452,268
CSX Corp.	557,135	18,508,025
Delta Air Lines, Inc.	45,712	2,288,800
FedEx Corp.	99,218	25,973,288
GXO Logistics, Inc. *	28,850	1,432,691
Hertz Global Holdings, Inc. *	66,954	304,641
Hub Group, Inc., Class A	36,585	1,471,449
JB Hunt Transport Services, Inc.	20,098	3,267,332
Knight-Swift Transportation Holdings, Inc.	60,350	2,789,980
Landstar System, Inc.	11,336	1,977,112
Norfolk Southern Corp.	71,348	16,432,871
Old Dominion Freight Line, Inc.	20,234	3,676,720
Ryder System, Inc.	42,736	5,207,382
Southwest Airlines Co.	68,136	1,767,448
Uber Technologies, Inc. *	46,983	3,113,563
U-Haul Holding Co. *	622	39,329
U-Haul Holding Co. - Non Voting	24,240	1,486,397
Union Pacific Corp.	144,645	34,304,008
United Parcel Service, Inc., Class B	157,389	23,211,730
See financial notes
Schwab Fundamental Index Funds | Semiannual Report
22

Schwab Fundamental US Large Company Index Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Werner Enterprises, Inc.	39,772	1,360,202
ZIM Integrated Shipping Services Ltd. *(a)	275,794	3,654,270
		158,504,230

Utilities 3.5%
AES Corp.	319,414	5,717,511
Alliant Energy Corp.	63,246	3,149,651
Ameren Corp.	68,565	5,064,897
American Electric Power Co., Inc.	159,584	13,729,011
American Water Works Co., Inc.	28,266	3,457,497
Atmos Energy Corp.	24,878	2,933,116
CenterPoint Energy, Inc.	183,594	5,349,929
CMS Energy Corp.	82,177	4,980,748
Consolidated Edison, Inc.	113,484	10,712,890
Constellation Energy Corp.	50,761	9,438,500
Dominion Energy, Inc.	298,919	15,238,891
DTE Energy Co.	60,084	6,628,467
Duke Energy Corp.	261,234	25,668,853
Edison International	111,424	7,917,789
Entergy Corp.	76,424	8,152,148
Essential Utilities, Inc.	37,591	1,375,079
Evergy, Inc.	104,679	5,490,414
Eversource Energy	111,584	6,764,222
Exelon Corp.	390,178	14,662,889
FirstEnergy Corp.	206,761	7,927,217
National Fuel Gas Co.	29,939	1,589,761
NextEra Energy, Inc.	311,827	20,883,054
NiSource, Inc.	119,820	3,338,185
NRG Energy, Inc.	129,020	9,375,883
OGE Energy Corp.	67,280	2,331,252
PG&E Corp.	125,716	2,151,001
Pinnacle West Capital Corp.	44,444	3,273,301
Portland General Electric Co.	35,421	1,531,250
PPL Corp.	323,457	8,882,129
Public Service Enterprise Group, Inc.	124,818	8,622,427
Sempra	130,156	9,323,074
Southern Co.	288,297	21,189,829
UGI Corp.	162,879	4,163,187
Vistra Corp.	147,978	11,222,651
WEC Energy Group, Inc.	77,168	6,377,164
Xcel Energy, Inc.	152,116	8,173,193
		286,787,060
Total Common Stocks (Cost $4,957,217,631)		8,257,403,229

SECURITY	NUMBER OF SHARES	VALUE ($)
SHORT-TERM INVESTMENTS 0.4% OF NET ASSETS

Money Market Funds 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.25% (c)	28,071,706	28,071,706
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.25% (c)(d)	6,924,730	6,924,730
		34,996,436
Total Short-Term Investments (Cost $34,996,436)		34,996,436
Total Investments in Securities (Cost $4,992,214,067)		8,292,399,665

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
S&P 500 Index, e-mini, expires 06/21/24	85	21,534,750	8,628

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $6,682,168.
(b)	Issuer is affiliated with the fund’s investment adviser.
(c)	The rate shown is the annualized 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan.

ADR —	American Depositary Receipt
Below is a summary of the fund’s transactions with affiliated issuers and companies which are or were affiliates during the period April 30, 2024. An affiliated company is a company in which the investment adviser has or had an ownership of at least 5% of the voting securities of a security issue during the report period. A dash in the Value at October 31, 2023, and/or Value at April 30, 2024, columns means either the issuer was not held or not held as an affiliate at the beginning of period and is no longer held at period end or the issuer is held at period end but is no longer an affiliate.
SECURITY	VALUE AT 10/31/23	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 4/30/24	BALANCE OF SHARES HELD AT 4/30/24	DIVIDENDS RECEIVED
COMMON STOCKS 0.1% OF NET ASSETS

Financial Services 0.1%
Charles Schwab Corp.	$5,890,928	$2,553,305	($66,439 )	($10,996 )	$2,684,142	$11,050,940	149,438	$61,597

See financial notes
23
Schwab Fundamental Index Funds | Semiannual Report

Schwab Fundamental US Large Company Index Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited) (continued)

SECURITY	VALUE AT 10/31/23	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 4/30/24	BALANCE OF SHARES HELD AT 4/30/24	DIVIDENDS RECEIVED
Transportation 0.0%
Daseke, Inc.	$—	$1,516,053	($1,525,241 )	$9,188	$—	$—	—	$—
Total	$5,890,928	$4,069,358	($1,591,680 )	($1,808 )	$2,684,142	$11,050,940		$61,597

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2024 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$8,257,403,229	$—	$—	$8,257,403,229
Short-Term Investments[1]	34,996,436	—	—	34,996,436
Futures Contracts[2]	8,628	—	—	8,628
Total	$8,292,408,293	$—	$—	$8,292,408,293

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
See financial notes
Schwab Fundamental Index Funds | Semiannual Report
24

Schwab Fundamental US Large Company Index Fund
Statement of Assets and Liabilities

As of April 30, 2024; unaudited
Assets
Investments in securities, at value - affiliated issuers (cost $6,598,357)		$11,050,940
Investments in securities, at value - unaffiliated issuers (cost $4,985,615,710) including securities on loan of $6,682,168		8,281,348,725
Deposit with broker for futures contracts		1,958,800
Receivables:
Dividends		8,691,944
Fund shares sold		5,943,225
Income from securities on loan	+	25,783
Total assets		8,309,019,417

Liabilities
Collateral held for securities on loan		6,924,730
Payables:
Investments bought		18,920,339
Fund shares redeemed		2,235,508
Investment adviser fees		1,711,375
Variation margin on futures contracts	+	310,897
Total liabilities		30,102,849
Net assets		$8,278,916,568

Net Assets by Source
Capital received from investors		$4,845,454,985
Total distributable earnings	+	3,433,461,583
Net assets		$8,278,916,568

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$8,278,916,568		326,945,370		$25.32

See financial notes
25
Schwab Fundamental Index Funds | Semiannual Report

Schwab Fundamental US Large Company Index Fund
Statement of Operations

For the period November 1, 2023 through April 30, 2024; unaudited
Investment Income
Dividends received from securities - unaffiliated issuers (net of foreign withholding tax of $16,206)		$88,891,141
Other interest		65,365
Dividends received from securities - affiliated issuers		61,597
Securities on loan, net	+	101,659
Total investment income		89,119,762

Expenses
Investment adviser fees		9,829,861
Total expenses	–	9,829,861
Net investment income		79,289,901

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - affiliated issuers		(1,808)
Net realized losses on sales of securities - unaffiliated issuers		(19,840,433)
Net realized gains on sales of in-kind redemptions - unaffiliated issuers		276,923,955
Net realized gains on futures contracts	+	5,363,867
Net realized gains		262,445,581
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers		2,684,142
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers		956,352,585
Net change in unrealized appreciation (depreciation) on futures contracts	+	1,114,400
Net change in unrealized appreciation (depreciation)	+	960,151,127
Net realized and unrealized gains		1,222,596,708
Increase in net assets resulting from operations		$1,301,886,609
See financial notes
Schwab Fundamental Index Funds | Semiannual Report
26

Schwab Fundamental US Large Company Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	11/1/23-4/30/24		11/1/22-10/31/23
Net investment income		$79,289,901	$139,705,973
Net realized gains		262,445,581	331,984,637
Net change in unrealized appreciation (depreciation)	+	960,151,127	(189,595,548)
Increase in net assets resulting from operations		$1,301,886,609	$282,095,062

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($142,700,838 )	($133,865,719 )

TRANSACTIONS IN FUND SHARES
	11/1/23-4/30/24			11/1/22-10/31/23
		SHARES	VALUE	SHARES	VALUE
Shares sold		50,329,059	$1,246,586,609	85,365,922	$1,869,192,647
Shares reinvested		4,359,762	101,408,064	4,461,960	94,504,309
Shares redeemed	+	(42,890,822)	(1,064,232,508)	(79,488,125)	(1,736,335,999)
Net transactions in fund shares		11,797,999	$283,762,165	10,339,757	$227,360,957

SHARES OUTSTANDING AND NET ASSETS
	11/1/23-4/30/24			11/1/22-10/31/23
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		315,147,371	$6,835,968,632	304,807,614	$6,460,378,332
Total increase	+	11,797,999	1,442,947,936	10,339,757	375,590,300
End of period		326,945,370	$8,278,916,568	315,147,371	$6,835,968,632
See financial notes
27
Schwab Fundamental Index Funds | Semiannual Report

Schwab Fundamental US Small Company Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	11/1/23– 4/30/24*	11/1/22– 10/31/23	11/1/21– 10/31/22	11/1/20– 10/31/21	11/1/19– 10/31/20	11/1/18– 10/31/19
Per-Share Data
Net asset value at beginning of period	$13.80	$15.22	$19.32	$11.97	$13.85	$14.68
Income (loss) from investment operations:
Net investment income (loss)[1]	0.15	0.23	0.22	0.18	0.17	0.20
Net realized and unrealized gains (losses)	2.37	(0.67)	(2.17)	7.38	(1.53)	0.32
Total from investment operations	2.52	(0.44)	(1.95)	7.56	(1.36)	0.52
Less distributions:
Distributions from net investment income	(0.23)	(0.17)	(0.24)	(0.21)	(0.20)	(0.22)
Distributions from net realized gains	—	(0.81)	(1.91)	—	(0.32)	(1.13)
Total distributions	(0.23)	(0.98)	(2.15)	(0.21)	(0.52)	(1.35)
Net asset value at end of period	$16.09	$13.80	$15.22	$19.32	$11.97	$13.85
Total return	18.31%[2]	(3.04%)	(11.37%)	63.73%	(10.42%)	5.61%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.25%[3]	0.25%	0.25%[4]	0.25%	0.25%	0.25%
Net investment income (loss)	1.88%[3]	1.56%	1.35%	1.02%	1.43%	1.50%
Portfolio turnover rate	16%[2,5]	22%[5]	35%[5]	36%[5]	28%	34%
Net assets, end of period (x 1,000,000)	$1,836	$1,524	$1,631	$1,945	$1,394	$1,908

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Not annualized.
[3]	Annualized.
[4]	Ratio includes less than 0.005% of non-routine proxy expenses.
[5]	Portfolio turnover rate excludes in-kind transactions.
See financial notes
Schwab Fundamental Index Funds | Semiannual Report
28

Schwab Fundamental US Small Company Index Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.7% OF NET ASSETS

Automobiles & Components 1.4%
American Axle & Manufacturing Holdings, Inc. *	365,584	2,683,387
Cooper-Standard Holdings, Inc. *	98,541	1,520,488
Dorman Products, Inc. *	20,596	1,801,120
Fox Factory Holding Corp. *	17,469	679,893
Gentherm, Inc. *	31,386	1,587,190
LCI Industries	28,522	2,965,718
Modine Manufacturing Co. *	34,848	3,227,970
Patrick Industries, Inc.	27,157	2,837,635
Phinia, Inc.	67,468	2,631,252
Standard Motor Products, Inc.	40,078	1,286,504
Stoneridge, Inc. *	46,856	701,903
Visteon Corp. *	17,731	1,961,580
Winnebago Industries, Inc.	44,713	2,753,426
		26,638,066

Banks 8.1%
1st Source Corp.	13,143	651,893
Ameris Bancorp	39,193	1,860,884
Associated Banc-Corp.	173,162	3,648,523
Atlantic Union Bankshares Corp.	12,153	386,101
Axos Financial, Inc. *	31,554	1,596,948
BancFirst Corp.	7,496	668,418
Bancorp, Inc. *	3,462	103,652
Bank of Hawaii Corp.	38,574	2,186,760
Bank of NT Butterfield & Son Ltd.	51,995	1,767,830
Bank OZK	81,142	3,622,990
BankUnited, Inc.	153,492	4,102,841
Banner Corp.	35,005	1,527,268
Berkshire Hills Bancorp, Inc.	8,116	173,033
BOK Financial Corp.	22,263	1,975,396
Brookline Bancorp, Inc.	78,791	653,965
Cadence Bank	120,523	3,334,871
Capitol Federal Financial, Inc.	190,169	907,106
Cathay General Bancorp	64,240	2,212,426
Central Pacific Financial Corp.	38,838	774,430
City Holding Co.	7,454	753,003
Columbia Banking System, Inc.	165,294	3,109,180
Commerce Bancshares, Inc.	62,286	3,405,798
Community Bank System, Inc.	33,411	1,444,023
ConnectOne Bancorp, Inc.	32,433	580,875
Cullen/Frost Bankers, Inc.	31,812	3,319,264
Customers Bancorp, Inc. *	25,049	1,143,988
CVB Financial Corp.	99,364	1,623,608
Eagle Bancorp, Inc.	49,431	913,979
Eastern Bankshares, Inc.	69,723	875,721
Enterprise Financial Services Corp.	19,588	744,540
FB Financial Corp.	4,130	151,365
First BanCorp	110,558	1,907,126
First Bancorp/Southern Pines NC	19,844	603,456
First Busey Corp.	46,488	1,038,542
First Commonwealth Financial Corp.	74,003	976,100
First Financial Bancorp	81,971	1,812,379
SECURITY	NUMBER OF SHARES	VALUE ($)
First Financial Bankshares, Inc.	43,130	1,274,923
First Hawaiian, Inc.	156,687	3,304,529
First Interstate BancSystem, Inc., Class A	62,654	1,672,862
First Merchants Corp.	43,218	1,444,346
FNB Corp.	287,127	3,830,274
Fulton Financial Corp.	146,389	2,422,738
Glacier Bancorp, Inc.	64,299	2,326,338
Hancock Whitney Corp.	73,512	3,336,710
Hanmi Financial Corp.	37,596	575,219
Heartland Financial USA, Inc.	36,519	1,537,815
Heritage Financial Corp.	33,995	603,071
Hilltop Holdings, Inc.	66,780	1,953,983
Home BancShares, Inc.	26,344	623,826
HomeStreet, Inc.	98,105	1,201,786
Hope Bancorp, Inc.	177,148	1,775,023
Independent Bank Corp.	24,052	1,208,372
Independent Bank Group, Inc.	28,606	1,065,287
International Bancshares Corp.	33,516	1,865,165
Kearny Financial Corp.	86,954	469,552
Lakeland Bancorp, Inc.	44,288	539,871
Lakeland Financial Corp.	11,702	687,727
Midland States Bancorp, Inc.	5,664	124,042
National Bank Holdings Corp., Class A	4,506	147,481
NBT Bancorp, Inc.	30,729	1,075,822
Nicolet Bankshares, Inc.	1,744	133,468
Northwest Bancshares, Inc.	111,182	1,178,529
NU Holdings Ltd., Class A *	22,330	242,504
OceanFirst Financial Corp.	49,330	728,111
OFG Bancorp	33,302	1,202,535
Old National Bancorp	151,722	2,509,482
Pacific Premier Bancorp, Inc.	72,557	1,559,976
Park National Corp.	9,535	1,255,855
Pathward Financial, Inc.	17,849	899,054
Peoples Bancorp, Inc.	5,007	145,403
Pinnacle Financial Partners, Inc.	39,771	3,050,436
Preferred Bank	2,116	160,160
Premier Financial Corp.	34,122	661,284
Prosperity Bancshares, Inc.	55,350	3,430,040
Provident Financial Services, Inc.	73,926	1,085,234
S&T Bancorp, Inc.	31,861	960,609
Sandy Spring Bancorp, Inc.	53,201	1,087,960
Seacoast Banking Corp. of Florida	6,645	153,300
Simmons First National Corp., Class A	128,239	2,191,605
Southside Bancshares, Inc.	28,434	758,050
Texas Capital Bancshares, Inc. *	33,075	1,898,505
Tompkins Financial Corp.	12,366	543,857
Towne Bank	49,317	1,275,831
TriCo Bancshares	19,363	673,252
Trustmark Corp.	67,569	2,000,042
UMB Financial Corp.	30,649	2,441,499
United Bankshares, Inc.	90,729	2,945,063
United Community Banks, Inc.	58,522	1,476,510
Valley National Bancorp	347,711	2,437,454
Veritex Holdings, Inc.	42,780	833,354
WaFd, Inc.	89,006	2,411,173
Washington Trust Bancorp, Inc.	22,867	582,194
Webster Financial Corp.	76,263	3,342,607
See financial notes
29
Schwab Fundamental Index Funds | Semiannual Report

Schwab Fundamental US Small Company Index Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
WesBanco, Inc.	61,846	1,669,842
Westamerica BanCorp	15,429	718,220
Western Alliance Bancorp	64,757	3,680,140
Wintrust Financial Corp.	36,355	3,513,347
WSFS Financial Corp.	31,846	1,360,780
		148,822,309

Capital Goods 12.3%
AAON, Inc.	13,772	1,295,807
AAR Corp. *	36,349	2,513,170
Advanced Drainage Systems, Inc.	15,489	2,431,773
Alamo Group, Inc.	6,902	1,341,611
Albany International Corp., Class A	20,699	1,650,745
Ameresco, Inc., Class A *	6,200	129,766
American Woodmark Corp. *	29,515	2,717,741
API Group Corp. *	77,251	2,979,571
Apogee Enterprises, Inc.	38,004	2,347,887
Applied Industrial Technologies, Inc.	21,181	3,881,418
Arcosa, Inc.	36,736	2,792,671
Argan, Inc.	15,663	943,852
Armstrong World Industries, Inc.	34,663	3,982,085
Astec Industries, Inc.	38,162	1,595,172
Atkore, Inc.	20,640	3,618,192
AZEK Co., Inc., Class A *	33,464	1,527,297
AZZ, Inc.	30,980	2,219,097
Barnes Group, Inc.	74,190	2,575,877
BlueLinx Holdings, Inc. *	5,103	559,646
BWX Technologies, Inc.	43,839	4,198,461
Columbus McKinnon Corp.	26,035	1,074,464
Comfort Systems USA, Inc.	13,365	4,135,265
Construction Partners, Inc., Class A *	19,332	998,304
Core & Main, Inc., Class A *	37,176	2,099,329
Crane Co.	25,321	3,545,193
CSW Industrials, Inc.	4,205	999,192
DNOW, Inc. *	222,158	3,134,649
Douglas Dynamics, Inc.	23,779	538,357
Ducommun, Inc. *	14,000	757,260
DXP Enterprises, Inc. *	24,138	1,176,969
Dycom Industries, Inc. *	32,632	4,569,133
Encore Wire Corp.	17,076	4,770,351
Enerpac Tool Group Corp., Class A	26,419	941,309
EnerSys	38,977	3,525,470
Enpro, Inc.	11,973	1,797,506
Esab Corp.	28,697	3,038,438
ESCO Technologies, Inc.	12,408	1,258,792
Federal Signal Corp.	27,434	2,230,384
Flowserve Corp.	107,903	5,088,705
Franklin Electric Co., Inc.	23,694	2,281,021
FTAI Aviation Ltd.	42,449	2,980,344
Gates Industrial Corp. PLC *	135,438	2,386,418
GATX Corp.	31,696	3,878,323
Gibraltar Industries, Inc. *	22,551	1,611,494
Global Industrial Co.	3,235	124,580
GMS, Inc. *	42,596	3,940,982
GrafTech International Ltd.	1,237,265	2,128,096
Granite Construction, Inc.	60,736	3,370,848
Great Lakes Dredge & Dock Corp. *	101,861	672,283
Greenbrier Cos., Inc.	70,086	3,461,548
Griffon Corp.	30,686	2,010,547
H&E Equipment Services, Inc.	38,133	1,841,443
Hayward Holdings, Inc. *	21,770	295,637
HEICO Corp.	19,279	3,998,465
Helios Technologies, Inc.	5,961	268,841
Herc Holdings, Inc.	23,835	3,409,120
Hexcel Corp.	54,765	3,516,461
Hillenbrand, Inc.	57,387	2,738,508
Hillman Solutions Corp. *	127,422	1,218,154
SECURITY	NUMBER OF SHARES	VALUE ($)
Hyster-Yale Materials Handling, Inc.	1,972	115,500
Insteel Industries, Inc.	6,985	224,218
JELD-WEN Holding, Inc. *	215,277	4,413,178
John Bean Technologies Corp.	18,051	1,608,164
Kadant, Inc.	4,314	1,181,130
Kennametal, Inc.	119,883	2,820,847
Kratos Defense & Security Solutions, Inc. *	47,431	845,220
Leonardo DRS, Inc. *	11,843	254,861
Lindsay Corp.	5,967	693,067
Manitowoc Co., Inc. *	83,661	1,012,298
Masonite International Corp. *	26,982	3,576,464
Masterbrand, Inc. *	55,494	925,085
McGrath RentCorp	14,489	1,545,397
Mercury Systems, Inc. *	31,043	875,413
Moog, Inc., Class A	23,231	3,695,355
MRC Global, Inc. *	150,203	1,686,780
Mueller Water Products, Inc., Class A	114,639	1,815,882
MYR Group, Inc. *	13,000	2,161,250
National Presto Industries, Inc.	8,453	693,061
Proto Labs, Inc. *	30,776	938,052
Quanex Building Products Corp.	44,196	1,468,191
RBC Bearings, Inc. *	5,572	1,362,633
REV Group, Inc.	68,957	1,507,400
Shyft Group, Inc.	65,016	707,374
Simpson Manufacturing Co., Inc.	18,393	3,198,359
SiteOne Landscape Supply, Inc. *	18,645	2,925,214
Spirit AeroSystems Holdings, Inc., Class A *	152,925	4,893,600
SPX Technologies, Inc. *	13,868	1,689,261
Standex International Corp.	7,104	1,228,140
Sterling Infrastructure, Inc. *	13,813	1,403,401
Stratasys Ltd. *	52,687	512,118
Sunrun, Inc. *	9,863	101,490
Tennant Co.	13,885	1,617,325
Terex Corp.	67,244	3,769,026
Thermon Group Holdings, Inc. *	4,978	158,948
Titan International, Inc. *	14,093	155,305
Titan Machinery, Inc. *	38,433	855,519
TPI Composites, Inc. *(a)	186,176	592,040
Trex Co., Inc. *	31,263	2,768,339
Trinity Industries, Inc.	120,063	3,124,039
Tutor Perini Corp. *	314,969	5,237,934
Valmont Industries, Inc.	14,692	3,008,922
Vertiv Holdings Co., Class A	47,544	4,421,592
Wabash National Corp.	74,922	1,731,447
Watts Water Technologies, Inc., Class A	12,520	2,484,719
WillScot Mobile Mini Holdings Corp. *	43,728	1,616,187
Woodward, Inc.	30,234	4,908,792
Zurn Elkay Water Solutions Corp.	31,943	999,177
		226,641,736

Commercial & Professional Services 6.1%
ACCO Brands Corp.	321,061	1,547,514
Alight, Inc., Class A *	64,565	582,376
Barrett Business Services, Inc.	6,440	782,460
BrightView Holdings, Inc. *	142,241	1,600,211
Brink's Co.	32,313	2,826,095
Casella Waste Systems, Inc., Class A *	10,243	925,967
CBIZ, Inc. *	21,898	1,558,700
Cimpress PLC *	20,516	1,749,399
Clarivate PLC *	154,863	1,046,874
Clean Harbors, Inc. *	22,281	4,221,135
Concentrix Corp.	46,888	2,563,367
Conduent, Inc. *	480,257	1,512,810
CoreCivic, Inc. *	292,935	4,364,731
CRA International, Inc.	5,750	834,268
See financial notes
Schwab Fundamental Index Funds | Semiannual Report
30

Schwab Fundamental US Small Company Index Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
CSG Systems International, Inc.	27,879	1,317,004
Dayforce, Inc. *	9,432	578,842
Deluxe Corp.	135,818	2,682,406
Dun & Bradstreet Holdings, Inc.	180,565	1,643,142
Ennis, Inc.	41,288	821,631
Enviri Corp. *	199,827	1,554,654
ExlService Holdings, Inc. *	58,582	1,698,878
Exponent, Inc.	13,529	1,243,450
FTI Consulting, Inc. *	19,370	4,141,887
GEO Group, Inc. *	369,025	5,483,711
Healthcare Services Group, Inc. *	199,218	2,115,695
Heidrick & Struggles International, Inc.	23,620	696,318
HNI Corp.	74,460	3,123,597
Huron Consulting Group, Inc. *	8,597	801,584
ICF International, Inc.	11,966	1,726,574
Insperity, Inc.	17,281	1,778,733
Interface, Inc., Class A	120,361	1,840,320
Kelly Services, Inc., Class A	173,384	3,977,429
Kforce, Inc.	24,304	1,501,015
Korn Ferry	58,220	3,535,118
Matthews International Corp., Class A	39,639	1,069,460
MillerKnoll, Inc.	128,207	3,260,304
MSA Safety, Inc.	10,770	1,942,908
NV5 Global, Inc. *	6,578	613,333
OPENLANE, Inc. *	158,357	2,720,573
Parsons Corp. *	21,691	1,702,960
Paycom Software, Inc.	7,019	1,319,432
Pitney Bowes, Inc.	525,045	2,236,692
Resources Connection, Inc.	66,152	730,980
Rollins, Inc.	53,419	2,380,351
SP Plus Corp. *	14,720	751,603
Steelcase, Inc., Class A	260,390	3,132,492
Stericycle, Inc. *	62,054	2,775,675
Tetra Tech, Inc.	20,890	4,067,701
TriNet Group, Inc.	20,278	2,035,303
TrueBlue, Inc. *	138,900	1,447,338
TTEC Holdings, Inc.	31,997	232,938
UniFirst Corp.	16,720	2,677,374
Veralto Corp.	48,282	4,523,058
Verra Mobility Corp., Class A *	40,531	955,721
Vestis Corp.	124,126	2,286,401
VSE Corp.	2,242	175,033
		111,415,525

Consumer Discretionary Distribution & Retail 4.5%
1-800-Flowers.com, Inc., Class A *	74,213	673,112
Aaron's Co., Inc.	156,479	1,081,270
Abercrombie & Fitch Co., Class A *	73,081	8,880,803
America's Car-Mart, Inc. *	7,990	457,348
Arko Corp.	98,397	423,107
Beyond, Inc. *	88,942	1,790,402
Boot Barn Holdings, Inc. *	15,439	1,643,790
Buckle, Inc.	41,746	1,560,883
Caleres, Inc.	38,541	1,419,465
Camping World Holdings, Inc., Class A	38,057	771,415
Children's Place, Inc. *(a)	43,969	306,024
Citi Trends, Inc. *	37,933	813,284
ContextLogic, Inc., Class A *	200,943	1,115,234
Coupang, Inc., Class A *	42,642	959,445
Designer Brands, Inc., Class A	146,043	1,356,740
Dillard's, Inc., Class A	5,783	2,532,896
Etsy, Inc. *	36,324	2,494,369
Five Below, Inc. *	12,455	1,822,665
Floor & Decor Holdings, Inc., Class A *	23,511	2,593,969
GameStop Corp., Class A *(a)	235,381	2,610,375
Genesco, Inc. *	51,634	1,306,857
Guess?, Inc.	62,394	1,670,911
SECURITY	NUMBER OF SHARES	VALUE ($)
Haverty Furniture Cos., Inc.	38,909	1,198,397
Hibbett, Inc.	35,217	3,037,114
Leslie's, Inc. *	84,064	330,372
MarineMax, Inc. *	59,091	1,457,775
MercadoLibre, Inc. *	1,189	1,734,394
Monro, Inc.	47,229	1,286,990
National Vision Holdings, Inc. *	81,388	1,417,779
Ollie's Bargain Outlet Holdings, Inc. *	35,101	2,567,287
OneWater Marine, Inc., Class A *	6,657	137,866
Petco Health & Wellness Co., Inc., Class A *	238,704	358,056
PetMed Express, Inc.	70,858	279,889
RH *	8,719	2,154,029
Sally Beauty Holdings, Inc. *	277,795	3,014,076
Shoe Carnival, Inc.	36,830	1,231,595
Signet Jewelers Ltd.	45,470	4,457,424
Sleep Number Corp. *	152,404	2,028,497
Sonic Automotive, Inc., Class A	50,871	2,942,379
Sportsman's Warehouse Holdings, Inc. *	58,999	188,797
Stitch Fix, Inc., Class A *	270,174	572,769
Upbound Group, Inc.	82,874	2,569,923
Urban Outfitters, Inc. *	95,566	3,723,251
Valvoline, Inc. *	80,409	3,418,991
Victoria's Secret & Co. *	147,742	2,603,214
Vroom, Inc. *(a)	26,877	300,216
Wayfair, Inc., Class A *	21,681	1,087,302
Zumiez, Inc. *	70,571	1,213,821
		83,596,567

Consumer Durables & Apparel 3.8%
Acushnet Holdings Corp.	23,121	1,409,919
Beazer Homes USA, Inc. *	51,814	1,452,346
Cavco Industries, Inc. *	6,208	2,261,016
Century Communities, Inc.	39,467	3,130,522
Columbia Sportswear Co.	41,968	3,341,912
Crocs, Inc. *	30,860	3,838,058
Ethan Allen Interiors, Inc.	35,521	1,003,113
G-III Apparel Group Ltd. *	128,847	3,627,043
GoPro, Inc., Class A *	191,787	331,792
Green Brick Partners, Inc. *	4,237	229,349
Helen of Troy Ltd. *	28,776	2,667,823
Hovnanian Enterprises, Inc., Class A *	1,072	158,474
Installed Building Products, Inc.	9,409	2,217,984
iRobot Corp. *	73,057	625,368
Kontoor Brands, Inc.	36,314	2,253,647
La-Z-Boy, Inc.	74,344	2,441,457
LGI Homes, Inc. *	24,265	2,182,152
M/I Homes, Inc. *	33,668	3,912,895
Malibu Boats, Inc., Class A *	5,870	199,697
Mattel, Inc. *	172,142	3,153,641
Movado Group, Inc.	22,135	563,778
Oxford Industries, Inc.	13,865	1,494,370
Peloton Interactive, Inc., Class A *	139,239	433,033
SharkNinja, Inc.	43,681	2,807,815
Skyline Champion Corp. *	29,475	2,210,330
Smith & Wesson Brands, Inc.	118,209	2,006,007
Sonos, Inc. *	74,912	1,266,013
Steven Madden Ltd.	82,531	3,335,078
Sturm Ruger & Co., Inc.	30,628	1,415,932
Topgolf Callaway Brands Corp. *	100,220	1,605,524
Tupperware Brands Corp. *(a)(b)	942,533	999,085
Under Armour, Inc., Class A *	438,488	2,951,024
Vista Outdoor, Inc. *	69,054	2,423,105
Wolverine World Wide, Inc.	237,476	2,550,492
Worthington Enterprises, Inc.	42,015	2,401,577
See financial notes
31
Schwab Fundamental Index Funds | Semiannual Report

Schwab Fundamental US Small Company Index Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
YETI Holdings, Inc. *	33,906	1,211,122
		70,112,493

Consumer Services 5.1%
ADT, Inc.	423,028	2,749,682
Adtalem Global Education, Inc. *	52,741	2,617,008
Airbnb, Inc., Class A *	12,274	1,946,288
Arcos Dorados Holdings, Inc., Class A	83,581	901,003
BJ's Restaurants, Inc. *	25,989	846,982
Bloomin' Brands, Inc.	79,838	2,059,022
Boyd Gaming Corp.	47,642	2,549,323
Bright Horizons Family Solutions, Inc. *	23,443	2,431,274
Brinker International, Inc. *	41,527	2,225,847
Carriage Services, Inc., Class A	21,912	560,509
Cheesecake Factory, Inc.	33,027	1,140,092
Chegg, Inc. *	17,396	89,937
Choice Hotels International, Inc.	9,896	1,170,301
Churchill Downs, Inc.	22,171	2,860,059
Cracker Barrel Old Country Store, Inc.	41,185	2,396,555
Dave & Buster's Entertainment, Inc. *	32,014	1,709,548
Denny's Corp. *	77,075	618,141
Dine Brands Global, Inc.	14,764	651,092
DoorDash, Inc., Class A *	20,456	2,644,143
Everi Holdings, Inc. *	70,993	580,013
Frontdoor, Inc. *	33,492	1,027,869
Golden Entertainment, Inc.	4,612	147,815
Graham Holdings Co., Class B	5,365	3,762,850
Grand Canyon Education, Inc. *	29,617	3,850,802
Hilton Grand Vacations, Inc. *	45,202	1,882,211
Hyatt Hotels Corp., Class A	20,258	3,014,188
International Game Technology PLC	95,278	1,880,788
Jack in the Box, Inc.	35,003	1,997,621
Krispy Kreme, Inc.	11,970	151,420
Laureate Education, Inc.	176,446	2,558,467
Light & Wonder, Inc. *	41,107	3,669,211
Papa John's International, Inc.	11,401	703,328
Perdoceo Education Corp.	78,984	1,445,407
Planet Fitness, Inc., Class A *	27,272	1,631,956
Red Rock Resorts, Inc., Class A	30,582	1,624,516
Royal Caribbean Cruises Ltd. *	55,262	7,716,233
Sabre Corp. *	402,865	1,156,223
Six Flags Entertainment Corp. *	110,620	2,608,420
Strategic Education, Inc.	19,440	2,232,490
Stride, Inc. *	28,702	1,915,858
Texas Roadhouse, Inc., Class A	31,093	4,999,133
United Parks & Resorts, Inc. *	21,546	1,094,968
Wendy's Co.	131,730	2,633,283
Wingstop, Inc.	3,045	1,171,686
Wyndham Hotels & Resorts, Inc.	42,479	3,122,631
Wynn Resorts Ltd.	40,009	3,666,825
		94,413,018

Consumer Staples Distribution & Retail 0.6%
Chefs' Warehouse, Inc. *	25,996	859,948
Grocery Outlet Holding Corp. *	67,086	1,742,223
Ingles Markets, Inc., Class A	42,618	3,057,842
PriceSmart, Inc.	37,528	3,024,382
Weis Markets, Inc.	44,834	2,830,370
		11,514,765

Energy 4.2%
Antero Midstream Corp.	123,273	1,706,098
Archrock, Inc.	135,370	2,597,750
Berry Corp.	151,636	1,287,390
Bristow Group, Inc. *	5,813	152,940
SECURITY	NUMBER OF SHARES	VALUE ($)
Cactus, Inc., Class A	17,425	864,977
California Resources Corp.	56,418	2,982,255
ChampionX Corp.	63,214	2,122,094
Chord Energy Corp.	10,802	1,911,738
Civitas Resources, Inc.	22,098	1,590,172
Comstock Resources, Inc.	78,751	792,235
CONSOL Energy, Inc.	25,796	2,134,877
Core Laboratories, Inc.	43,331	684,630
Crescent Energy Co., Class A	17,420	185,349
CVR Energy, Inc.	47,576	1,445,359
DHT Holdings, Inc.	148,882	1,700,232
Diamond Offshore Drilling, Inc. *	49,157	601,682
Dorian LPG Ltd.	25,536	1,055,148
Dril-Quip, Inc. *	36,497	663,515
DT Midstream, Inc.	49,495	3,078,589
Expro Group Holdings NV *	11,157	209,305
Golar LNG Ltd.	45,150	1,107,078
Green Plains, Inc. *	66,932	1,383,484
Helix Energy Solutions Group, Inc. *	138,597	1,488,532
Helmerich & Payne, Inc.	118,099	4,644,834
International Seaways, Inc.	13,943	770,908
Kosmos Energy Ltd. *	307,055	1,741,002
Liberty Energy, Inc., Class A	126,553	2,784,166
Magnolia Oil & Gas Corp., Class A	53,172	1,333,022
Matador Resources Co.	48,130	2,998,499
Nabors Industries Ltd. *	23,973	1,726,775
Newpark Resources, Inc. *	27,300	189,462
Noble Corp. PLC	5,176	229,711
Northern Oil & Gas, Inc.	8,237	335,987
Oceaneering International, Inc. *	63,347	1,451,280
Oil States International, Inc. *	109,435	436,646
Par Pacific Holdings, Inc. *	28,809	887,317
Patterson-UTI Energy, Inc.	335,468	3,629,764
Permian Resources Corp., Class A	68,093	1,140,558
ProPetro Holding Corp. *	198,028	1,726,804
Range Resources Corp.	63,030	2,263,407
REX American Resources Corp. *	3,929	217,392
RPC, Inc.	103,086	689,645
Scorpio Tankers, Inc.	23,222	1,633,900
Select Water Solutions, Inc.	96,142	888,352
SFL Corp. Ltd.	148,150	1,974,840
SilverBow Resources, Inc. *	6,685	205,363
Talos Energy, Inc. *	118,842	1,566,338
Teekay Corp. *	26,386	193,146
Teekay Tankers Ltd., Class A	17,187	1,001,487
Texas Pacific Land Corp.	2,636	1,519,127
Transocean Ltd. *	402,164	2,099,296
Tsakos Energy Navigation Ltd.	37,672	971,184
U.S. Silica Holdings, Inc. *	22,761	351,202
Valaris Ltd. *	10,721	697,508
Viper Energy, Inc.	5,552	211,864
Vital Energy, Inc. *	7,472	396,165
Vitesse Energy, Inc.	8,884	197,136
W&T Offshore, Inc.	51,183	115,162
Weatherford International PLC *	11,380	1,406,796
		76,371,474

Equity Real Estate Investment Trusts (REITs) 8.0%
Acadia Realty Trust	75,377	1,302,515
Agree Realty Corp.	17,409	996,143
Alexander & Baldwin, Inc.	95,264	1,568,998
American Assets Trust, Inc.	51,215	1,093,440
American Homes 4 Rent, Class A	92,066	3,295,963
Americold Realty Trust, Inc.	125,578	2,758,949
Apartment Income REIT Corp.	100,621	3,861,834
Apple Hospitality REIT, Inc.	207,459	3,062,095
Brandywine Realty Trust	565,936	2,569,349
See financial notes
Schwab Fundamental Index Funds | Semiannual Report
32

Schwab Fundamental US Small Company Index Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Broadstone Net Lease, Inc.	56,509	822,771
CareTrust REIT, Inc.	7,093	175,339
CBL & Associates Properties, Inc.	47,922	1,042,303
Centerspace	11,189	752,460
Chatham Lodging Trust	70,755	648,823
COPT Defense Properties	93,917	2,251,190
Cousins Properties, Inc.	130,057	2,983,508
CubeSmart	72,422	2,928,746
DiamondRock Hospitality Co.	267,013	2,376,416
Diversified Healthcare Trust (b)	1,711,246	4,038,541
Douglas Emmett, Inc.	250,053	3,428,227
Easterly Government Properties, Inc., Class A	78,231	914,520
EastGroup Properties, Inc.	8,757	1,360,488
Elme Communities	81,725	1,238,951
Empire State Realty Trust, Inc., Class A	186,861	1,700,435
EPR Properties	57,953	2,352,312
Equity LifeStyle Properties, Inc.	56,519	3,407,530
Essential Properties Realty Trust, Inc.	29,041	764,940
Federal Realty Investment Trust	41,333	4,305,659
First Industrial Realty Trust, Inc.	38,736	1,759,389
Four Corners Property Trust, Inc.	31,265	733,164
Getty Realty Corp.	19,546	529,697
Global Net Lease, Inc.	209,437	1,455,587
Healthcare Realty Trust, Inc., Class A	201,779	2,871,315
Highwoods Properties, Inc.	147,108	3,854,230
HomeBanc Corp. *(c)	6,875	0
Hudson Pacific Properties, Inc.	492,250	2,855,050
Independence Realty Trust, Inc.	63,654	1,003,824
Industrial Logistics Properties Trust	331,011	1,165,159
Innovative Industrial Properties, Inc.	1,657	171,334
InvenTrust Properties Corp.	9,850	249,599
JBG SMITH Properties	149,394	2,242,404
Kilroy Realty Corp.	107,310	3,627,078
Kite Realty Group Trust	73,079	1,593,122
LTC Properties, Inc.	23,731	785,496
LXP Industrial Trust	179,920	1,502,332
Macerich Co.	326,002	4,485,787
National Health Investors, Inc.	25,867	1,631,173
National Storage Affiliates Trust	30,111	1,055,089
NNN REIT, Inc.	75,392	3,055,638
Office Properties Income Trust	368,753	744,881
Omega Healthcare Investors, Inc.	136,483	4,150,448
Outfront Media, Inc.	190,709	3,024,645
Paramount Group, Inc.	513,588	2,383,048
Peakstone Realty Trust (a)	19,539	272,960
Pebblebrook Hotel Trust	116,467	1,692,265
Phillips Edison & Co., Inc.	55,445	1,813,051
Piedmont Office Realty Trust, Inc., Class A	375,729	2,588,773
PotlatchDeltic Corp.	69,639	2,786,256
Rayonier, Inc.	86,510	2,565,887
Retail Opportunity Investments Corp.	90,303	1,108,018
Rexford Industrial Realty, Inc.	27,423	1,173,979
RLJ Lodging Trust	250,951	2,760,461
Ryman Hospitality Properties, Inc.	17,199	1,814,151
Sabra Health Care REIT, Inc.	215,806	3,004,019
Service Properties Trust	587,408	3,600,811
SITE Centers Corp.	161,392	2,177,178
STAG Industrial, Inc.	56,847	1,954,968
Sunstone Hotel Investors, Inc.	207,945	2,121,039
Tanger, Inc.	66,802	1,893,837
Terreno Realty Corp.	14,714	799,706
Uniti Group, Inc.	706,637	4,063,163
Urban Edge Properties	93,942	1,571,650
Veris Residential, Inc.	61,474	885,840
SECURITY	NUMBER OF SHARES	VALUE ($)
Xenia Hotels & Resorts, Inc.	154,820	2,147,353
		147,727,299

Financial Services 7.3%
AGNC Investment Corp.	469,212	4,293,290
A-Mark Precious Metals, Inc.	72,432	2,902,350
Apollo Commercial Real Estate Finance, Inc.	165,230	1,591,165
Arbor Realty Trust, Inc. (a)	113,683	1,458,553
ARES Management Corp., Class A	18,113	2,410,659
Artisan Partners Asset Management, Inc., Class A	62,125	2,542,776
B Riley Financial, Inc. (a)	46,213	1,589,727
BGC Group, Inc., Class A	267,866	2,097,391
Blackstone Mortgage Trust, Inc., Class A	138,406	2,441,482
Brightsphere Investment Group, Inc.	94,537	2,102,503
BrightSpire Capital, Inc., Class A	112,018	704,593
Cannae Holdings, Inc. *	54,605	1,062,067
Chimera Investment Corp.	754,160	3,107,139
Claros Mortgage Trust, Inc.	22,616	196,759
Cohen & Steers, Inc.	16,248	1,117,537
Coinbase Global, Inc., Class A *	43,040	8,777,147
Compass Diversified Holdings	86,725	1,905,348
Credit Acceptance Corp. *	6,974	3,582,683
Diamond Hill Investment Group, Inc.	4,152	619,561
Donnelley Financial Solutions, Inc. *	19,821	1,244,362
Encore Capital Group, Inc. *	46,245	1,900,207
Enova International, Inc. *	41,970	2,540,444
Essent Group Ltd.	56,457	2,990,527
Euronet Worldwide, Inc. *	33,727	3,463,088
EVERTEC, Inc.	32,606	1,223,703
FactSet Research Systems, Inc.	7,937	3,308,856
Federal Agricultural Mortgage Corp., Class C	935	174,032
FirstCash Holdings, Inc.	27,520	3,109,210
Franklin BSP Realty Trust, Inc.	20,967	261,878
Granite Point Mortgage Trust, Inc.	130,073	558,013
Green Dot Corp., Class A *	92,204	806,785
Hamilton Lane, Inc., Class A	1,347	150,487
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	24,203	605,317
Houlihan Lokey, Inc., Class A	22,257	2,837,545
Interactive Brokers Group, Inc., Class A	13,337	1,535,355
KKR Real Estate Finance Trust, Inc.	74,381	699,925
Ladder Capital Corp., Class A	131,413	1,410,062
MarketAxess Holdings, Inc.	9,310	1,862,838
MFA Financial, Inc.	180,259	1,908,943
Moelis & Co., Class A	54,662	2,682,811
Morningstar, Inc.	6,609	1,868,034
Mr Cooper Group, Inc. *	45,394	3,504,417
Nelnet, Inc., Class A	12,320	1,160,298
New York Mortgage Trust, Inc.	163,289	1,118,530
NMI Holdings, Inc., Class A *	37,286	1,150,646
Pagseguro Digital Ltd., Class A *	142,048	1,768,498
PennyMac Financial Services, Inc.	33,780	2,892,919
PennyMac Mortgage Investment Trust	128,824	1,784,212
Piper Sandler Cos.	11,587	2,268,619
PJT Partners, Inc., Class A	8,768	828,488
PRA Group, Inc. *	73,401	1,746,210
PROG Holdings, Inc.	117,047	3,890,642
Radian Group, Inc.	152,260	4,548,006
Ready Capital Corp.	29,294	249,585
Redwood Trust, Inc.	158,023	873,867
Rocket Cos., Inc., Class A *	19,699	241,904
StepStone Group, Inc., Class A	21,097	760,969
Stifel Financial Corp.	56,355	4,503,892
StoneCo Ltd., Class A *	96,064	1,498,598
See financial notes
33
Schwab Fundamental Index Funds | Semiannual Report

Schwab Fundamental US Small Company Index Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
StoneX Group, Inc. *	2,370	172,062
Toast, Inc., Class A *	9,558	225,856
TPG RE Finance Trust, Inc.	157,130	1,151,763
TPG, Inc.	57,389	2,473,466
Tradeweb Markets, Inc., Class A	15,093	1,535,109
Two Harbors Investment Corp.	100,876	1,274,064
Victory Capital Holdings, Inc., Class A	4,132	210,154
Virtu Financial, Inc., Class A	133,080	2,887,836
Walker & Dunlop, Inc.	28,714	2,631,064
WEX, Inc. *	12,828	2,710,043
World Acceptance Corp. *	9,210	1,267,020
XP, Inc., Class A	64,672	1,323,836
		134,297,725

Food, Beverage & Tobacco 2.4%
Adecoagro SA	151,209	1,640,618
B&G Foods, Inc.	227,920	2,529,912
Boston Beer Co., Inc., Class A *	5,403	1,504,249
Brown-Forman Corp., Class B	62,323	2,982,156
Calavo Growers, Inc.	40,900	1,102,255
Cal-Maine Foods, Inc.	40,343	2,232,178
Coca-Cola Consolidated, Inc.	2,180	1,800,680
Dole PLC	215,760	2,625,799
Fresh Del Monte Produce, Inc.	120,237	3,074,460
Hain Celestial Group, Inc. *	255,507	1,568,813
J & J Snack Foods Corp.	9,560	1,312,492
John B Sanfilippo & Son, Inc.	10,917	1,088,425
Lancaster Colony Corp.	10,779	2,056,741
MGP Ingredients, Inc.	1,709	134,054
Mission Produce, Inc. *	65,124	739,157
National Beverage Corp. *	13,887	617,972
Nomad Foods Ltd.	174,569	3,152,716
Pilgrim's Pride Corp. *	69,031	2,486,497
Seneca Foods Corp., Class A *	21,946	1,274,843
Simply Good Foods Co. *	24,802	904,033
TreeHouse Foods, Inc. *	73,194	2,748,435
Universal Corp.	57,053	2,934,236
Vector Group Ltd.	143,087	1,480,950
WK Kellogg Co.	71,773	1,675,182
		43,666,853

Health Care Equipment & Services 4.2%
Acadia Healthcare Co., Inc. *	44,805	3,312,882
AdaptHealth Corp., Class A *	96,758	953,066
Addus HomeCare Corp. *	8,607	827,563
agilon health, Inc. *	37,867	208,269
Amedisys, Inc. *	25,766	2,371,760
AMN Healthcare Services, Inc. *	41,221	2,472,436
Astrana Health, Inc. *	4,445	165,132
Avanos Medical, Inc. *	41,153	744,046
Brookdale Senior Living, Inc. *	286,164	1,943,054
Clover Health Investments Corp., Class A *	220,397	138,850
CONMED Corp.	11,781	800,872
CorVel Corp. *	562	134,234
Cross Country Healthcare, Inc. *	39,620	697,312
Dexcom, Inc. *	16,761	2,135,184
Embecta Corp.	162,334	1,644,443
Enhabit, Inc. *	167,702	1,692,113
Enovis Corp. *	39,080	2,158,388
Ensign Group, Inc.	18,379	2,175,339
Envista Holdings Corp. *	135,746	2,671,481
Evolent Health, Inc., Class A *	4,935	136,897
Fulgent Genetics, Inc. *	24,243	493,345
Globus Medical, Inc., Class A *	48,258	2,402,766
Haemonetics Corp. *	21,527	1,979,408
SECURITY	NUMBER OF SHARES	VALUE ($)
HealthEquity, Inc. *	13,067	1,031,117
ICU Medical, Inc. *	15,451	1,512,962
Inmode Ltd. *	7,803	134,134
Insulet Corp. *	3,172	545,394
Integer Holdings Corp. *	20,202	2,255,149
Integra LifeSciences Holdings Corp. *	37,172	1,084,307
LivaNova PLC *	17,036	949,757
Masimo Corp. *	18,240	2,451,638
Merit Medical Systems, Inc. *	17,307	1,282,449
ModivCare, Inc. *	20,193	473,930
Multiplan Corp. *	1,165,270	757,193
National HealthCare Corp.	17,023	1,546,880
Neogen Corp. *	52,240	644,119
OmniAb, Inc., Class A *(c)	2,660	0
OmniAb, Inc., Class B *(c)	2,660	0
Omnicell, Inc. *	27,237	730,224
OPKO Health, Inc. *(a)	479,315	584,764
Option Care Health, Inc. *	56,861	1,699,575
Owens & Minor, Inc. *	209,420	5,181,051
Patterson Cos., Inc.	134,007	3,413,158
Pediatrix Medical Group, Inc. *	217,199	1,926,555
Penumbra, Inc. *	2,436	478,601
Premier, Inc., Class A	155,841	3,253,960
Privia Health Group, Inc. *	9,194	169,170
QuidelOrtho Corp. *	41,197	1,670,538
RadNet, Inc. *	19,108	926,738
Select Medical Holdings Corp.	127,144	3,607,075
Surgery Partners, Inc. *	7,885	196,731
Teladoc Health, Inc. *	60,936	776,934
U.S. Physical Therapy, Inc.	6,334	642,964
Varex Imaging Corp. *	39,081	635,066
Veeva Systems, Inc., Class A *	13,023	2,585,847
Zimvie, Inc. *	80,861	1,229,087
		76,635,907

Household & Personal Products 1.2%
BellRing Brands, Inc. *	14,495	799,689
Central Garden & Pet Co., Class A *	47,343	1,677,363
Coty, Inc., Class A *	148,995	1,704,503
Edgewell Personal Care Co.	58,499	2,200,732
Energizer Holdings, Inc.	56,650	1,626,988
Herbalife Ltd. *	269,068	2,327,438
Inter Parfums, Inc.	4,921	572,706
Medifast, Inc.	21,655	596,162
Nu Skin Enterprises, Inc., Class A	190,037	2,234,835
Reynolds Consumer Products, Inc.	42,674	1,221,757
Spectrum Brands Holdings, Inc.	52,705	4,314,958
USANA Health Sciences, Inc. *	27,267	1,132,126
WD-40 Co.	4,410	997,233
		21,406,490

Insurance 2.5%
Ambac Financial Group, Inc. *	56,227	812,480
AMERISAFE, Inc.	5,060	230,736
Assured Guaranty Ltd.	74,195	5,690,756
Axis Capital Holdings Ltd.	57,601	3,532,669
CNA Financial Corp.	33,472	1,470,760
Employers Holdings, Inc.	36,902	1,571,656
Enstar Group Ltd. *	7,022	2,038,978
Horace Mann Educators Corp.	36,736	1,354,089
James River Group Holdings Ltd.	62,849	558,728
Kemper Corp.	94,051	5,484,114
Kinsale Capital Group, Inc.	327	118,783
Mercury General Corp.	51,126	2,671,845
ProAssurance Corp. *	91,128	1,217,470
RenaissanceRe Holdings Ltd.	20,464	4,486,732
See financial notes
Schwab Fundamental Index Funds | Semiannual Report
34

Schwab Fundamental US Small Company Index Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
RLI Corp.	12,469	1,762,493
Safety Insurance Group, Inc.	19,033	1,514,456
Selective Insurance Group, Inc.	28,987	2,946,529
Stewart Information Services Corp.	55,999	3,472,498
United Fire Group, Inc.	36,870	814,458
Universal Insurance Holdings, Inc.	53,060	1,035,731
White Mountains Insurance Group Ltd.	1,916	3,406,916
		46,192,877

Materials 6.5%
AdvanSix, Inc.	49,369	1,247,061
Alpha Metallurgical Resources, Inc.	8,722	2,853,141
Alto Ingredients, Inc. *	506,358	957,017
American Vanguard Corp.	46,535	530,034
Ardagh Metal Packaging SA	38,181	150,815
Ashland, Inc.	43,364	4,133,890
ATI, Inc. *	27,412	1,636,496
Avient Corp.	93,126	3,950,405
Balchem Corp.	11,089	1,567,763
Cabot Corp.	43,860	4,001,348
Carpenter Technology Corp.	38,598	3,307,849
Clearwater Paper Corp. *	39,043	1,758,497
Coeur Mining, Inc. *	323,481	1,462,134
Compass Minerals International, Inc.	59,321	738,546
Constellium SE, Class A *	139,951	2,755,635
Ecovyst, Inc. *	96,741	912,268
Element Solutions, Inc.	156,872	3,628,449
Ferroglobe PLC	27,467	144,202
Greif, Inc., Class A	37,459	2,295,487
Hawkins, Inc.	13,319	1,009,181
Haynes International, Inc.	2,345	141,052
HB Fuller Co.	44,012	3,288,136
Hecla Mining Co.	297,542	1,407,374
Ingevity Corp. *	46,208	2,363,077
Innospec, Inc.	20,386	2,446,320
Kaiser Aluminum Corp.	29,364	2,657,148
Knife River Corp. *	44,501	3,479,533
Koppers Holdings, Inc.	32,921	1,688,189
LSB Industries, Inc. *	21,510	200,043
Materion Corp.	12,282	1,411,693
Mativ Holdings, Inc.	109,972	2,008,089
Mercer International, Inc.	141,041	1,428,745
Metallus, Inc. *	68,217	1,402,542
Minerals Technologies, Inc.	39,205	2,857,652
Myers Industries, Inc.	40,109	878,387
NewMarket Corp.	4,877	2,569,789
Olympic Steel, Inc.	23,455	1,491,034
Orion SA	65,944	1,560,235
Pactiv Evergreen, Inc.	126,182	1,923,014
Perimeter Solutions SA *	23,973	167,811
Quaker Chemical Corp.	6,270	1,169,543
Radius Recycling, Inc., Class A	90,901	1,583,495
Rayonier Advanced Materials, Inc. *	75,977	283,394
Royal Gold, Inc.	18,867	2,266,493
Ryerson Holding Corp.	46,474	1,326,833
Scotts Miracle-Gro Co.	61,810	4,236,457
Sensient Technologies Corp.	39,976	2,927,043
Silgan Holdings, Inc.	20,252	944,958
Southern Copper Corp.	43,290	5,050,644
Stepan Co.	29,696	2,464,471
Summit Materials, Inc., Class A *	79,304	3,084,926
SunCoke Energy, Inc.	168,616	1,738,431
Sylvamo Corp.	77,809	4,863,062
TriMas Corp.	44,555	1,157,984
Trinseo PLC	365,952	955,135
Tronox Holdings PLC	219,047	3,721,609
SECURITY	NUMBER OF SHARES	VALUE ($)
Warrior Met Coal, Inc.	97,161	6,640,954
		118,825,513

Media & Entertainment 3.6%
AMC Entertainment Holdings, Inc., Class A *(a)	59,896	175,495
AMC Networks, Inc., Class A *	239,160	2,539,879
Bumble, Inc., Class A *	43,485	439,198
Cable One, Inc.	5,414	2,132,304
Cargurus, Inc. *	39,887	895,862
Cars.com, Inc. *	34,572	577,698
Cinemark Holdings, Inc. *	113,608	1,947,241
Clear Channel Outdoor Holdings, Inc. *	1,288,947	1,791,636
EchoStar Corp., Class A *	581,458	9,297,513
EW Scripps Co., Class A *	168,335	632,940
Gannett Co., Inc. *	486,052	1,176,246
Gray Television, Inc.	336,038	1,932,218
IAC, Inc. *	43,640	2,075,518
iHeartMedia, Inc., Class A *	667,836	1,402,456
John Wiley & Sons, Inc., Class A	60,342	2,267,049
Liberty Broadband Corp., Class C *	11,591	576,420
Liberty Media Corp.-Liberty Formula One, Class C *	36,263	2,537,322
Lions Gate Entertainment Corp., Class A *	210,910	2,128,082
Live Nation Entertainment, Inc. *	1,899	168,840
Match Group, Inc. *	78,218	2,410,679
New York Times Co., Class A	68,523	2,948,545
Pinterest, Inc., Class A *	55,338	1,851,056
Roku, Inc. *	19,206	1,107,418
Scholastic Corp.	42,872	1,527,101
Shutterstock, Inc.	15,398	657,649
Sinclair, Inc.	97,144	1,194,871
Sirius XM Holdings, Inc. (a)	570,553	1,677,426
Spotify Technology SA *	18,972	5,320,508
Taboola.com Ltd. *	170,995	718,179
Thryv Holdings, Inc. *	80,125	1,843,676
TKO Group Holdings, Inc.	1,973	186,784
Trade Desk, Inc., Class A *	12,153	1,006,876
TripAdvisor, Inc. *	83,361	2,194,895
WideOpenWest, Inc. *	157,887	563,657
Yelp, Inc., Class A *	70,201	2,824,888
Ziff Davis, Inc. *	43,181	2,163,800
ZoomInfo Technologies, Inc., Class A *	44,717	709,212
		65,601,137

Pharmaceuticals, Biotechnology & Life Sciences 2.2%
Alkermes PLC *	30,384	745,623
Amphastar Pharmaceuticals, Inc. *	2,676	110,385
Azenta, Inc. *	19,580	1,027,167
BioMarin Pharmaceutical, Inc. *	21,685	1,751,281
Bio-Rad Laboratories, Inc., Class A *	9,148	2,467,673
Bio-Techne Corp.	27,322	1,727,024
Bruker Corp.	34,209	2,668,644
Corcept Therapeutics, Inc. *	36,912	860,788
Elanco Animal Health, Inc. *	289,711	3,812,597
Emergent BioSolutions, Inc. *(b)	700,389	1,316,731
Exact Sciences Corp. *	10,847	643,769
Exelixis, Inc. *	112,798	2,646,241
Halozyme Therapeutics, Inc. *	22,423	854,316
Incyte Corp. *	47,948	2,495,693
Innoviva, Inc. *	83,702	1,264,737
Ironwood Pharmaceuticals, Inc., Class A *	12,037	93,287
Ligand Pharmaceuticals, Inc. *	2,080	145,371
Medpace Holdings, Inc. *	4,089	1,587,963
See financial notes
35
Schwab Fundamental Index Funds | Semiannual Report

Schwab Fundamental US Small Company Index Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Myriad Genetics, Inc. *	37,177	727,554
Neurocrine Biosciences, Inc. *	9,530	1,310,756
Pacira BioSciences, Inc. *	4,718	123,847
Prestige Consumer Healthcare, Inc. *	28,700	2,059,512
Repligen Corp. *	4,494	737,915
Royalty Pharma PLC, Class A	123,370	3,417,349
Supernus Pharmaceuticals, Inc. *	27,117	816,222
United Therapeutics Corp. *	17,896	4,193,570
Vir Biotechnology, Inc. *	16,312	138,000
		39,744,015

Real Estate Management & Development 1.1%
Compass, Inc., Class A *	84,113	264,956
CoStar Group, Inc. *	41,411	3,790,349
Cushman & Wakefield PLC *	281,747	2,718,859
DigitalBridge Group, Inc.	310,660	5,107,250
eXp World Holdings, Inc.	62,642	623,914
Howard Hughes Holdings, Inc. *	15,915	1,037,021
Kennedy-Wilson Holdings, Inc.	143,427	1,232,038
Marcus & Millichap, Inc.	27,068	857,244
Newmark Group, Inc., Class A	191,524	1,832,885
Opendoor Technologies, Inc. *	505,683	1,006,309
Zillow Group, Inc., Class C *	60,853	2,590,512
		21,061,337

Semiconductors & Semiconductor Equipment 2.4%
Allegro MicroSystems, Inc. *	4,455	132,269
Alpha & Omega Semiconductor Ltd. *	6,399	139,946
Amkor Technology, Inc.	118,776	3,842,404
Axcelis Technologies, Inc. *	6,514	674,329
Cirrus Logic, Inc. *	47,258	4,185,641
Cohu, Inc. *	26,068	790,382
Diodes, Inc. *	32,838	2,397,502
Enphase Energy, Inc. *	8,554	930,333
Entegris, Inc.	32,070	4,262,744
FormFactor, Inc. *	33,793	1,506,830
GLOBALFOUNDRIES, Inc. *	20,212	987,963
Ichor Holdings Ltd. *	27,995	1,085,646
Kulicke & Soffa Industries, Inc.	43,425	2,009,709
Lattice Semiconductor Corp. *	11,361	779,365
MaxLinear, Inc. *	10,645	221,309
Monolithic Power Systems, Inc.	3,830	2,563,534
Onto Innovation, Inc. *	8,742	1,621,554
Photronics, Inc. *	56,326	1,543,896
Power Integrations, Inc.	20,997	1,400,920
Rambus, Inc. *	3,566	195,488
Semtech Corp. *	71,309	2,682,645
Silicon Laboratories, Inc. *	24,070	2,924,264
SMART Global Holdings, Inc. *	45,249	826,699
SolarEdge Technologies, Inc. *	14,305	838,988
Synaptics, Inc. *	19,431	1,748,013
Ultra Clean Holdings, Inc. *	43,585	1,823,160
Universal Display Corp.	7,678	1,212,970
Wolfspeed, Inc. *	22,064	596,390
		43,924,893

Software & Services 2.8%
ACI Worldwide, Inc. *	75,863	2,586,928
Alarm.com Holdings, Inc. *	11,609	771,998
AppLovin Corp., Class A *	27,894	1,968,480
Bentley Systems, Inc., Class B	23,078	1,212,287
Blackbaud, Inc. *	13,365	1,041,401
Cerence, Inc. *	38,083	346,936
CommVault Systems, Inc. *	21,244	2,176,873
Consensus Cloud Solutions, Inc. *	28,695	334,010
SECURITY	NUMBER OF SHARES	VALUE ($)
Dolby Laboratories, Inc., Class A	31,789	2,468,734
Dynatrace, Inc. *	3,321	150,474
Envestnet, Inc. *	20,572	1,276,904
Fair Isaac Corp. *	3,785	4,289,654
Globant SA *	6,781	1,211,019
Guidewire Software, Inc. *	8,062	890,045
InterDigital, Inc.	16,972	1,675,646
LiveRamp Holdings, Inc. *	51,593	1,656,651
Manhattan Associates, Inc. *	8,431	1,737,292
NCR Voyix Corp. *	188,021	2,303,257
Okta, Inc. *	2,246	208,833
Palantir Technologies, Inc., Class A *	54,766	1,203,209
Pegasystems, Inc.	13,478	800,863
Perficient, Inc. *	12,443	588,056
Progress Software Corp.	15,499	772,160
PTC, Inc. *	11,718	2,079,242
Qualys, Inc. *	7,400	1,212,934
RingCentral, Inc., Class A *	51,426	1,523,238
Snowflake, Inc., Class A *	3,826	593,795
SPS Commerce, Inc. *	3,478	604,720
Teradata Corp. *	74,957	2,780,905
Twilio, Inc., Class A *	31,112	1,862,987
Tyler Technologies, Inc. *	4,822	2,225,594
Unisys Corp. *	239,947	1,302,912
Verint Systems, Inc. *	24,678	747,250
Workday, Inc., Class A *	7,732	1,892,252
Zoom Video Communications, Inc., Class A *	45,011	2,750,172
		51,247,711

Technology Hardware & Equipment 3.7%
ADTRAN Holdings, Inc.	98,234	430,265
Advanced Energy Industries, Inc.	17,698	1,696,176
Badger Meter, Inc.	6,561	1,200,138
Belden, Inc.	27,752	2,255,405
Benchmark Electronics, Inc.	110,764	3,346,180
Calix, Inc. *	5,060	140,314
Cognex Corp.	68,093	2,828,583
CommScope Holding Co., Inc. *	944,314	844,217
Comtech Telecommunications Corp. *	67,150	126,242
Crane NXT Co.	27,246	1,656,829
CTS Corp.	20,139	921,359
ePlus, Inc. *	29,203	2,245,127
Fabrinet *	17,818	3,083,761
IPG Photonics Corp. *	27,366	2,298,197
Itron, Inc. *	26,064	2,401,016
Kimball Electronics, Inc. *	12,969	271,441
Knowles Corp. *	85,491	1,353,323
Littelfuse, Inc.	12,627	2,912,291
Lumentum Holdings, Inc. *	51,155	2,238,543
Methode Electronics, Inc.	61,320	747,491
NETGEAR, Inc. *	100,386	1,483,705
NetScout Systems, Inc. *	81,977	1,578,877
Novanta, Inc. *	5,480	857,620
OSI Systems, Inc. *	12,251	1,610,271
PC Connection, Inc.	24,758	1,534,253
Plexus Corp. *	33,737	3,407,774
Pure Storage, Inc., Class A *	20,200	1,018,080
Rogers Corp. *	11,475	1,366,558
ScanSource, Inc. *	77,222	3,213,980
Super Micro Computer, Inc. *	10,052	8,632,658
TTM Technologies, Inc. *	207,634	3,099,976
Viasat, Inc. *	104,920	1,669,277
Viavi Solutions, Inc. *	166,798	1,317,704
Vontier Corp.	85,614	3,478,497
		67,266,128

See financial notes
Schwab Fundamental Index Funds | Semiannual Report
36

Schwab Fundamental US Small Company Index Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Telecommunication Services 0.3%
ATN International, Inc.	17,406	332,106
Cogent Communications Holdings, Inc.	19,186	1,231,357
Consolidated Communications Holdings, Inc. *	333,939	1,442,617
GCI Liberty, Inc. *(c)	14,650	0
Iridium Communications, Inc.	40,028	1,232,462
Shenandoah Telecommunications Co.	64,325	824,647
		5,063,189

Transportation 2.4%
Air Transport Services Group, Inc. *	117,931	1,511,875
Alaska Air Group, Inc. *	38,827	1,670,337
American Airlines Group, Inc. *	136,958	1,850,303
ArcBest Corp.	30,476	3,380,093
Costamare, Inc.	71,586	857,600
Covenant Logistics Group, Inc., Class A	16,267	735,106
Danaos Corp.	12,285	939,925
Forward Air Corp.	36,638	806,769
Genco Shipping & Trading Ltd.	47,065	1,004,367
Global Ship Lease, Inc., Class A	12,169	276,966
Heartland Express, Inc.	69,520	691,029
JetBlue Airways Corp. *	229,896	1,305,809
Kirby Corp. *	34,208	3,733,119
Lyft, Inc., Class A *	96,119	1,503,301
Marten Transport Ltd.	67,188	1,136,821
Matson, Inc.	10,978	1,183,209
RXO, Inc. *	166,412	3,146,851
Saia, Inc. *	7,808	3,098,449
Schneider National, Inc., Class B	93,945	1,942,783
SkyWest, Inc. *	27,219	1,987,804
Star Bulk Carriers Corp.	59,797	1,454,263
United Airlines Holdings, Inc. *	93,547	4,813,929
XPO, Inc. *	47,343	5,087,479
		44,118,187

Utilities 3.0%
ALLETE, Inc.	53,120	3,145,766
American States Water Co.	14,037	994,381
Atlantica Sustainable Infrastructure PLC	88,738	1,736,603
Avangrid, Inc.	82,360	3,008,611
Avista Corp.	85,323	3,069,922
Black Hills Corp.	73,560	4,038,444
California Water Service Group	28,818	1,415,540
Chesapeake Utilities Corp.	10,035	1,062,405
Clearway Energy, Inc., Class C	55,093	1,288,074
Hawaiian Electric Industries, Inc.	245,934	2,422,450
IDACORP, Inc.	36,065	3,418,241
MGE Energy, Inc.	19,418	1,520,818
New Jersey Resources Corp.	68,717	3,002,246
Northwest Natural Holding Co.	37,044	1,413,229
SECURITY	NUMBER OF SHARES	VALUE ($)
Northwestern Energy Group, Inc.	59,339	2,993,059
ONE Gas, Inc.	48,759	3,145,931
Ormat Technologies, Inc.	23,141	1,477,090
Otter Tail Corp.	22,484	1,919,234
PNM Resources, Inc.	78,620	2,913,657
SJW Group	14,650	797,692
Southwest Gas Holdings, Inc.	73,173	5,460,169
Spire, Inc.	55,173	3,409,140
Unitil Corp.	15,754	802,509
		54,455,211
Total Common Stocks (Cost $1,504,322,269)		1,830,760,425

SHORT-TERM INVESTMENTS 0.9% OF NET ASSETS

Money Market Funds 0.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.25% (d)	5,263,305	5,263,305
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.25% (d)(e)	10,797,191	10,797,191
		16,060,496
Total Short-Term Investments (Cost $16,060,496)		16,060,496
Total Investments in Securities (Cost $1,520,382,765)		1,846,820,921

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
Russell 2000 Index, e-mini, expires 06/21/24	68	6,751,040	2,245

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $9,821,311.
(b)	Issuer is an affiliated company, as the investment adviser owns at least 5% of the voting securities of such company.
(c)	Fair valued using significant unobservable inputs (see financial note 2(a), Securities for which no quoted value is available, for additional information).
(d)	The rate shown is the annualized 7-day yield.
(e)	Security purchased with cash collateral received for securities on loan.

REIT —	Real Estate Investment Trust
See financial notes
37
Schwab Fundamental Index Funds | Semiannual Report

Schwab Fundamental US Small Company Index Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited) (continued)

Below is a summary of the fund’s transactions with affiliated issuers and companies which are or were affiliates during the period April 30, 2024. An affiliated company is a company in which the investment adviser has or had an ownership of at least 5% of the voting securities of a security issue during the report period. A dash in the Value at October 31, 2023, and/or Value at April 30, 2024, columns means either the issuer was not held or not held as an affiliate at the beginning of period and is no longer held at period end or the issuer is held at period end but is no longer an affiliate.
SECURITY	VALUE AT 10/31/23	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 4/30/24	BALANCE OF SHARES HELD AT 4/30/24	DIVIDENDS RECEIVED
COMMON STOCKS 0.3% OF NET ASSETS

Consumer Durables & Apparel 0.0%
Fossil Group, Inc.	$—	$253,853	($454,922 )	($957,917 )	$618,925	$—	—	$—
Tupperware Brands Corp.	—	428,140	(27,240)	(257,359)	(616,465)	999,085	942,533	—
						999,085

Equity Real Estate Investment Trusts (REITs) 0.2%
Ashford Hospitality Trust, Inc.	—	211,574	(485,265)	(818,022)	574,820	—	—	—
Diversified Healthcare Trust	—	898,324	(4,487,337)	1,342,349	1,374	4,038,541	1,711,246	42,012
						4,038,541

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Emergent BioSolutions, Inc.	—	1,130,615	(32,518)	(496,935)	212,140	1,316,731	700,389	—

Transportation 0.0%
Daseke, Inc.	—	571,318	(4,179,656)	878,111	912,606	—	—	—
Total	$—	$3,493,824	($9,666,938 )	($309,773 )	$1,703,400	$6,354,357		$42,012

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2024 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$1,601,334,030	$—	$—	$1,601,334,030
Equity Real Estate Investment Trusts (REITs)	147,727,299	—	0 *	147,727,299
Health Care Equipment & Services	76,635,907	—	0 *	76,635,907
Telecommunication Services	5,063,189	—	0 *	5,063,189
Short-Term Investments[1]	16,060,496	—	—	16,060,496
Futures Contracts[2]	2,245	—	—	2,245
Total	$1,846,823,166	$—	$0 *	$1,846,823,166

*	Level 3 amount shown includes securities determined to have no value at April 30, 2024.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
See financial notes
Schwab Fundamental Index Funds | Semiannual Report
38

Schwab Fundamental US Small Company Index Fund
Statement of Assets and Liabilities

As of April 30, 2024; unaudited
Assets
Investments in securities, at value - affiliated issuers (cost $8,529,571) including securities on loan of $877,177		$6,354,357
Investments in securities, at value - unaffiliated issuers (cost $1,511,853,194) including securities on loan of $8,944,134		1,840,466,564
Deposit with broker for futures contracts		539,500
Receivables:
Fund shares sold		1,301,836
Dividends		1,097,897
Income from securities on loan	+	84,296
Total assets		1,849,844,450

Liabilities
Collateral held for securities on loan		10,797,191
Payables:
Fund shares redeemed		2,450,416
Investment adviser fees		383,648
Variation margin on futures contracts	+	145,554
Total liabilities		13,776,809
Net assets		$1,836,067,641

Net Assets by Source
Capital received from investors		$1,499,883,599
Total distributable earnings	+	336,184,042
Net assets		$1,836,067,641

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$1,836,067,641		114,095,181		$16.09

See financial notes
39
Schwab Fundamental Index Funds | Semiannual Report

Schwab Fundamental US Small Company Index Fund
Statement of Operations

For the period November 1, 2023 through April 30, 2024; unaudited
Investment Income
Dividends received from securities - unaffiliated issuers (net of foreign withholding tax of $5,136)		$18,684,949
Dividends received from securities - affiliated issuers		42,012
Other interest		18,771
Securities on loan, net	+	691,883
Total investment income		19,437,615

Expenses
Investment adviser fees		2,282,007
Total expenses	–	2,282,007
Net investment income		17,155,608

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - affiliated issuers		(1,205,118)
Net realized losses on sales of securities - unaffiliated issuers		(3,788,756)
Net realized gains on sales of in-kind redemptions - affiliated issuers		895,345
Net realized gains on sales of in-kind redemptions - unaffiliated issuers		95,906,489
Net realized gains on futures contracts	+	1,323,331
Net realized gains		93,131,291
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers		1,703,400
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers		169,328,550
Net change in unrealized appreciation (depreciation) on futures contracts	+	246,940
Net change in unrealized appreciation (depreciation)	+	171,278,890
Net realized and unrealized gains		264,410,181
Increase in net assets resulting from operations		$281,565,789
See financial notes
Schwab Fundamental Index Funds | Semiannual Report
40

Schwab Fundamental US Small Company Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	11/1/23-4/30/24		11/1/22-10/31/23
Net investment income		$17,155,608	$25,716,416
Net realized gains		93,131,291	108,225,267
Net change in unrealized appreciation (depreciation)	+	171,278,890	(184,006,297)
Increase (decrease) in net assets resulting from operations		$281,565,789	($50,064,614 )

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($25,436,316 )	($105,778,873 )

TRANSACTIONS IN FUND SHARES
	11/1/23-4/30/24			11/1/22-10/31/23
		SHARES	VALUE	SHARES	VALUE
Shares sold		25,913,027	$417,299,692	35,632,360	$523,918,723
Shares reinvested		1,165,225	17,979,415	5,548,590	78,789,982
Shares redeemed	+	(23,364,542)	(379,125,743)	(37,952,579)	(554,276,467)
Net transactions in fund shares		3,713,710	$56,153,364	3,228,371	$48,432,238

SHARES OUTSTANDING AND NET ASSETS
	11/1/23-4/30/24			11/1/22-10/31/23
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		110,381,471	$1,523,784,804	107,153,100	$1,631,196,053
Total increase (decrease)	+	3,713,710	312,282,837	3,228,371	(107,411,249)
End of period		114,095,181	$1,836,067,641	110,381,471	$1,523,784,804
See financial notes
41
Schwab Fundamental Index Funds | Semiannual Report

Schwab Fundamental International Large Company Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	11/1/23– 4/30/24*	11/1/22– 10/31/23	11/1/21– 10/31/22	11/1/20– 10/31/21	11/1/19– 10/31/20	11/1/18– 10/31/19
Per-Share Data
Net asset value at beginning of period	$9.59	$8.41	$10.56	$7.51	$8.98	$8.69
Income (loss) from investment operations:
Net investment income (loss)[1]	0.17	0.33	0.34	0.31	0.21	0.30
Net realized and unrealized gains (losses)	1.37	1.11	(2.10)	2.96	(1.35)	0.27
Total from investment operations	1.54	1.44	(1.76)	3.27	(1.14)	0.57
Less distributions:
Distributions from net investment income	(0.34)	(0.26)	(0.39)	(0.22)	(0.33)	(0.28)
Net asset value at end of period	$10.79	$9.59	$8.41	$10.56	$7.51	$8.98
Total return	16.29%[2]	17.40%	(17.25%)	44.03%	(13.29%)	7.04%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.25%[3]	0.25%[4]	0.25%[4]	0.25%	0.25%	0.25%
Net investment income (loss)	3.24%[3]	3.40%	3.56%	3.10%	2.60%	3.51%
Portfolio turnover rate	6%[2]	15%	13%	21%	14%	28%
Net assets, end of period (x 1,000,000)	$2,572	$2,085	$1,565	$1,406	$966	$1,327

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Not annualized.
[3]	Annualized.
[4]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes
Schwab Fundamental Index Funds | Semiannual Report
42

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 98.1% OF NET ASSETS

Australia 4.9%
AGL Energy Ltd.	278,152	1,694,104
Amcor PLC	197,166	1,753,090
Ampol Ltd.	69,373	1,638,160
ANZ Group Holdings Ltd.	430,328	7,764,806
APA Group	155,806	831,456
Aristocrat Leisure Ltd.	32,531	830,191
Aurizon Holdings Ltd.	450,371	1,106,224
BHP Group Ltd.	694,199	19,039,179
BlueScope Steel Ltd.	136,631	1,994,186
Brambles Ltd.	171,762	1,615,877
Coles Group Ltd.	185,277	1,932,294
Commonwealth Bank of Australia	145,136	10,634,047
Computershare Ltd.	37,244	654,316
CSL Ltd.	16,476	2,927,391
Downer EDI Ltd.	307,622	923,498
Endeavour Group Ltd.	223,521	768,667
Fortescue Ltd.	252,778	4,189,655
Goodman Group	44,443	897,732
Incitec Pivot Ltd.	361,976	649,960
Insurance Australia Group Ltd.	258,775	1,072,099
James Hardie Industries PLC *	20,124	691,822
JB Hi-Fi Ltd.	23,779	927,906
Lendlease Corp. Ltd.	248,045	1,022,949
Macquarie Group Ltd.	27,103	3,245,273
Medibank Pvt Ltd.	398,975	914,394
Metcash Ltd.	317,570	805,321
Mineral Resources Ltd.	13,931	631,942
Mirvac Group	494,020	647,299
National Australia Bank Ltd.	360,110	7,806,292
Northern Star Resources Ltd.	54,652	518,032
Orica Ltd.	61,398	710,911
Origin Energy Ltd.	224,132	1,414,590
QBE Insurance Group Ltd.	120,438	1,377,686
Ramsay Health Care Ltd.	22,289	747,132
Rio Tinto Ltd.	83,331	6,935,167
Santos Ltd.	281,271	1,380,299
Scentre Group	584,652	1,183,949
Sims Ltd.	56,368	432,020
Sonic Healthcare Ltd.	61,571	1,058,139
South32 Ltd.	899,295	2,051,724
Stockland	307,677	871,685
Suncorp Group Ltd.	207,854	2,219,967
Telstra Group Ltd.	812,429	1,919,455
Transurban Group	149,309	1,198,721
Treasury Wine Estates Ltd.	81,520	632,204
Viva Energy Group Ltd.	268,053	586,900
Wesfarmers Ltd.	123,608	5,295,271
Westpac Banking Corp.	528,910	8,783,261
Whitehaven Coal Ltd.	98,471	487,085
Woodside Energy Group Ltd.	131,469	2,355,531
Woolworths Group Ltd.	119,432	2,450,400
Worley Ltd.	56,537	545,763
		124,766,022

SECURITY	NUMBER OF SHARES	VALUE ($)
Austria 0.3%
BAWAG Group AG	14,592	871,300
Erste Group Bank AG	50,022	2,332,780
OMV AG	48,862	2,318,571
Raiffeisen Bank International AG	49,022	905,380
voestalpine AG	51,769	1,382,495
Wienerberger AG	23,944	855,646
		8,666,172

Belgium 0.7%
Ageas SA	42,044	1,929,885
Anheuser-Busch InBev SA	111,457	6,662,206
Colruyt Group NV	15,531	719,673
Groupe Bruxelles Lambert NV	22,826	1,694,374
KBC Group NV	35,124	2,609,157
Proximus SADP	100,292	740,124
Syensqo SA *	12,155	1,126,667
UCB SA	12,372	1,640,652
Umicore SA	63,720	1,411,412
		18,534,150

Canada 7.4%
Agnico Eagle Mines Ltd.	31,638	2,003,560
Algonquin Power & Utilities Corp. (a)	104,531	638,583
Alimentation Couche-Tard, Inc.	110,797	6,140,857
AltaGas Ltd.	38,077	834,754
ARC Resources Ltd.	48,109	871,214
Atco Ltd., Class I	23,369	637,761
B2Gold Corp.	196,901	497,741
Bank of Montreal	67,033	5,987,759
Bank of Nova Scotia	189,584	8,698,017
Barrick Gold Corp.	243,338	4,044,291
Bausch Health Cos., Inc. *	104,986	918,956
BCE, Inc.	54,052	1,775,885
Brookfield Asset Management Ltd., Class A	1	38
Brookfield Corp.	48,607	1,949,717
Brookfield Infrastructure Corp., Class A	15,208	463,316
Canadian Imperial Bank of Commerce	121,781	5,684,558
Canadian National Railway Co.	41,164	4,996,254
Canadian Natural Resources Ltd.	117,627	8,913,557
Canadian Pacific Kansas City Ltd.	35,545	2,788,552
Canadian Tire Corp. Ltd., Class A	13,387	1,293,239
Cenovus Energy, Inc.	118,359	2,431,404
CGI, Inc. *	19,848	2,011,112
CI Financial Corp.	67,472	796,931
Constellation Software, Inc.	297	764,647
Crescent Point Energy Corp.	96,968	855,113
Dollarama, Inc.	11,862	989,527
Emera, Inc.	37,610	1,268,465
Enbridge, Inc.	278,722	9,910,611
Fairfax Financial Holdings Ltd.	2,373	2,579,953
Finning International, Inc.	29,588	928,272
First Quantum Minerals Ltd.	86,650	1,100,238
Fortis, Inc.	61,221	2,404,102
See financial notes
43
Schwab Fundamental Index Funds | Semiannual Report

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Franco-Nevada Corp.	4,476	538,817
George Weston Ltd.	15,310	2,014,828
Gildan Activewear, Inc.	25,256	875,470
Great-West Lifeco, Inc.	28,105	831,115
Hydro One Ltd.	30,243	847,107
iA Financial Corp., Inc.	10,640	645,055
Imperial Oil Ltd.	30,556	2,100,843
Intact Financial Corp.	9,360	1,538,436
Interfor Corp. *	27,670	351,139
Keyera Corp.	31,972	820,289
Kinross Gold Corp.	249,273	1,607,921
Linamar Corp.	15,137	712,840
Loblaw Cos. Ltd.	25,780	2,826,970
Lundin Mining Corp.	103,072	1,176,982
Magna International, Inc.	101,972	4,873,975
Manulife Financial Corp.	242,366	5,653,123
MEG Energy Corp. *	27,902	634,592
Methanex Corp.	14,459	692,360
Metro, Inc.	35,040	1,792,407
National Bank of Canada	28,816	2,313,820
Northland Power, Inc.	29,867	455,821
Nutrien Ltd.	99,737	5,259,077
Onex Corp.	33,739	2,393,701
Open Text Corp.	22,999	812,103
Parkland Corp.	28,050	864,127
Pembina Pipeline Corp.	58,863	2,071,205
Power Corp. of Canada	76,983	2,051,165
Restaurant Brands International, Inc.	16,733	1,269,455
RioCan Real Estate Investment Trust	37,109	470,113
Royal Bank of Canada	128,692	12,450,868
Russel Metals, Inc.	16,594	467,330
Saputo, Inc.	45,507	875,001
SNC-Lavalin Group, Inc.	22,697	871,509
Stelco Holdings, Inc.	12,562	364,181
Sun Life Financial, Inc.	54,357	2,775,399
Suncor Energy, Inc.	290,834	11,097,599
TC Energy Corp.	132,763	4,756,381
Teck Resources Ltd., Class B	63,600	3,127,218
TELUS Corp.	59,467	955,083
TFI International, Inc.	6,338	825,393
Thomson Reuters Corp.	7,987	1,206,361
Toromont Industries Ltd.	5,970	546,413
Toronto-Dominion Bank	179,318	10,638,071
Tourmaline Oil Corp.	17,802	870,024
Vermilion Energy, Inc.	42,564	490,368
Waste Connections, Inc.	10,459	1,695,746
West Fraser Timber Co. Ltd.	25,331	1,940,145
Wheaton Precious Metals Corp.	13,637	710,453
WSP Global, Inc.	7,014	1,064,290
		191,401,673

Denmark 0.9%
AP Moller - Maersk AS, Class A	1,253	1,776,990
AP Moller - Maersk AS, Class B	2,199	3,186,501
Carlsberg AS, Class B	9,212	1,239,132
Coloplast AS, Class B	6,248	753,291
Danske Bank AS	76,680	2,207,386
DSV AS	12,987	1,845,055
Novo Nordisk AS, Class B	60,034	7,698,892
Orsted AS *	20,147	1,107,245
Pandora AS	7,821	1,190,355
Svitzer AS *	6,904	231,997
Vestas Wind Systems AS *	71,742	1,922,588
		23,159,432

SECURITY	NUMBER OF SHARES	VALUE ($)
Finland 1.0%
Elisa OYJ	15,687	707,317
Fortum OYJ	102,265	1,347,586
Huhtamaki OYJ	15,359	589,425
Kesko OYJ, B Shares	60,286	1,029,225
Kone OYJ, B Shares	31,054	1,513,789
Neste OYJ	58,577	1,327,889
Nokia OYJ	981,175	3,566,916
Nordea Bank Abp	459,462	5,384,094
Outokumpu OYJ	170,529	689,586
Sampo OYJ, A Shares	56,650	2,299,051
Stora Enso OYJ, R Shares	145,385	1,936,619
UPM-Kymmene OYJ	94,066	3,296,554
Valmet OYJ	19,907	496,700
Wartsila OYJ Abp	57,287	1,056,801
		25,241,552

France 8.5%
Accor SA	15,766	690,956
Air Liquide SA	36,796	7,196,512
Airbus SE	23,762	3,910,221
ALD SA	83,752	550,796
Alstom SA	59,419	936,923
Arkema SA	16,922	1,746,126
Atos SE *(a)	156,170	334,099
AXA SA	244,900	8,461,681
BNP Paribas SA	218,043	15,690,780
Bollore SE	135,013	876,335
Bouygues SA	75,930	2,798,422
Bureau Veritas SA	22,244	648,760
Capgemini SE	12,654	2,659,630
Carrefour SA	257,231	4,327,455
Cie de Saint-Gobain SA	100,487	7,946,777
Cie Generale des Etablissements Michelin SCA	156,005	5,993,501
Credit Agricole SA	217,497	3,365,382
Danone SA	83,793	5,244,381
Dassault Systemes SE	15,409	604,833
Edenred SE	9,092	431,432
Eiffage SA	18,374	1,960,477
Elis SA	38,114	855,712
Engie SA *	384,649	6,677,741
EssilorLuxottica SA	16,251	3,465,227
Eurazeo SE *	10,347	932,033
Eurofins Scientific SE	10,924	669,518
Forvia SE *	76,368	1,215,370
Hermes International SCA	486	1,163,479
Kering SA	6,469	2,267,185
Klepierre SA	24,843	667,094
Legrand SA	18,388	1,889,672
L'Oreal SA	11,907	5,582,634
LVMH Moet Hennessy Louis Vuitton SE	9,612	7,895,643
Orange SA	698,908	7,779,044
Pernod Ricard SA	12,474	1,886,594
Publicis Groupe SA	25,531	2,817,264
Renault SA	102,928	5,098,367
Rexel SA	62,887	1,630,021
Rubis SCA	34,581	1,196,719
Safran SA	17,565	3,808,656
Sanofi SA	132,665	13,106,381
Schneider Electric SE	35,813	8,165,843
SCOR SE	34,990	1,141,645
SES SA, Class A	131,998	640,386
Societe Generale SA	269,483	7,261,233
Sodexo SA	9,992	870,038
STMicroelectronics NV	42,050	1,664,544
See financial notes
Schwab Fundamental Index Funds | Semiannual Report
44

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Teleperformance SE *	7,803	706,833
Thales SA	7,155	1,202,522
TotalEnergies SE	503,200	36,531,695
Unibail-Rodamco-Westfield *	11,697	974,746
Valeo SE	127,925	1,621,258
Veolia Environnement SA	104,514	3,249,099
Vinci SA	58,691	6,877,183
Vivendi SE	87,310	888,265
Wendel SE	7,966	812,339
		219,587,462

Germany 7.4%
adidas AG	20,896	5,035,583
Allianz SE	54,594	15,492,960
Aurubis AG	19,208	1,529,989
BASF SE	298,211	15,625,228
Bayer AG	178,586	5,209,476
Bayerische Motoren Werke AG	89,536	9,754,884
Beiersdorf AG	5,415	813,894
Brenntag SE	23,299	1,859,339
Commerzbank AG	94,431	1,403,447
Continental AG	39,766	2,577,286
Covestro AG *	67,860	3,398,723
Daimler Truck Holding AG	69,994	3,156,465
Deutsche Bank AG	275,594	4,401,929
Deutsche Boerse AG	7,590	1,463,291
Deutsche Lufthansa AG *	109,282	782,091
Deutsche Post AG	191,604	8,022,446
Deutsche Telekom AG	707,056	16,195,516
E.ON SE	382,005	5,058,498
Evonik Industries AG	64,053	1,334,907
Freenet AG	29,307	814,687
Fresenius Medical Care AG	62,410	2,627,630
Fresenius SE & Co. KGaA	158,608	4,732,922
GEA Group AG *	20,818	840,214
Hannover Rueck SE	5,190	1,287,348
Heidelberg Materials AG	37,108	3,734,388
Henkel AG & Co. KGaA	17,507	1,258,903
Infineon Technologies AG	69,527	2,412,798
K&S AG	60,801	909,579
KION Group AG	24,621	1,134,730
Kloeckner & Co. SE	62,174	440,670
Knorr-Bremse AG	9,463	702,207
Lanxess AG	38,167	1,078,715
Mercedes-Benz Group AG	209,246	15,827,553
Merck KGaA	8,444	1,341,766
METRO AG	93,493	500,161
MTU Aero Engines AG	3,633	875,251
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	11,290	4,965,439
ProSiebenSat.1 Media SE	83,520	648,688
Puma SE	10,863	501,555
Rheinmetall AG	3,064	1,688,401
RWE AG	57,917	2,017,570
Salzgitter AG	20,911	537,017
SAP SE	60,543	10,932,076
Siemens AG	67,477	12,640,702
Siemens Energy AG *	118,845	2,440,298
Siemens Healthineers AG	16,770	930,022
Symrise AG, Class A	7,758	831,593
thyssenkrupp AG	312,603	1,568,855
United Internet AG	40,714	984,825
Volkswagen AG	16,169	2,282,627
Vonovia SE	85,887	2,481,793
SECURITY	NUMBER OF SHARES	VALUE ($)
Zalando SE *	25,310	662,243
		189,749,178

Hong Kong 1.6%
AIA Group Ltd.	775,800	5,682,233
BOC Hong Kong Holdings Ltd.	532,500	1,632,162
CK Asset Holdings Ltd.	377,500	1,610,255
CK Hutchison Holdings Ltd.	1,097,088	5,328,307
CLP Holdings Ltd.	277,000	2,178,899
Galaxy Entertainment Group Ltd.	122,000	547,401
Hang Seng Bank Ltd.	100,300	1,322,613
Hong Kong & China Gas Co. Ltd.	1,299,676	988,211
Hong Kong Exchanges & Clearing Ltd.	28,906	918,471
Hongkong Land Holdings Ltd.	192,111	613,829
Jardine Matheson Holdings Ltd.	94,846	3,639,241
Lenovo Group Ltd.	1,806,000	2,031,316
Link REIT	171,400	734,413
MTR Corp. Ltd.	174,147	572,323
New World Development Co. Ltd.	753,422	800,097
Orient Overseas International Ltd.	48,000	700,081
Pacific Basin Shipping Ltd.	1,582,000	547,780
PCCW Ltd.	1,145,000	572,493
SITC International Holdings Co. Ltd.	243,000	526,968
Sun Hung Kai Properties Ltd.	263,064	2,426,754
Swire Pacific Ltd., A Shares	162,800	1,378,706
Techtronic Industries Co. Ltd.	102,206	1,412,414
WH Group Ltd.	4,424,999	3,216,266
Wharf Real Estate Investment Co. Ltd.	177,000	549,145
Xinyi Glass Holdings Ltd.	474,894	507,475
		40,437,853

Ireland 0.1%
Bank of Ireland Group PLC	81,343	867,884
Glanbia PLC	30,242	575,773
Kerry Group PLC, Class A	13,998	1,204,645
Kingspan Group PLC	10,244	911,179
		3,559,481

Israel 0.2%
Bank Hapoalim BM	134,052	1,207,598
Bank Leumi Le-Israel BM	194,845	1,518,254
ICL Group Ltd.	143,688	674,467
Israel Corp. Ltd.	1,582	377,003
Israel Discount Bank Ltd., A Shares	127,369	653,304
Oil Refineries Ltd.	1,031,113	298,747
Teva Pharmaceutical Industries Ltd. *	84,365	1,179,850
		5,909,223

Italy 3.0%
A2A SpA	388,904	766,978
Assicurazioni Generali SpA	218,952	5,338,584
Banco BPM SpA	209,009	1,372,278
BPER Banca SpA	162,481	843,796
Enel SpA	1,742,658	11,453,517
Eni SpA	675,047	10,842,394
Ferrari NV	2,585	1,063,145
Hera SpA	195,202	704,773
Intesa Sanpaolo SpA	2,726,245	10,204,349
Iveco Group NV	65,831	825,437
Leonardo SpA	69,274	1,592,058
Mediobanca Banca di Credito Finanziario SpA	67,280	955,921
Moncler SpA	7,701	524,301
Pirelli & C SpA	103,589	654,988
See financial notes
45
Schwab Fundamental Index Funds | Semiannual Report

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Poste Italiane SpA	64,491	819,237
Prysmian SpA	28,239	1,532,201
Snam SpA	235,198	1,076,095
Stellantis NV	581,733	12,871,713
Telecom Italia SpA *(a)	8,075,052	1,914,396
Tenaris SA	48,633	807,658
Terna - Rete Elettrica Nazionale	111,544	893,681
UniCredit SpA	238,546	8,755,680
Unipol Gruppo SpA	112,827	1,011,460
		76,824,640

Japan 26.5%
Advantest Corp.	26,100	816,947
Aeon Co. Ltd.	143,100	2,991,977
AGC, Inc.	64,700	2,392,232
Air Water, Inc.	57,200	858,870
Aisin Corp.	88,400	3,362,403
Ajinomoto Co., Inc.	41,100	1,528,158
Alfresa Holdings Corp.	103,900	1,539,744
Alps Alpine Co. Ltd.	131,900	1,190,630
Amada Co. Ltd.	68,200	744,885
Asahi Group Holdings Ltd.	80,500	2,753,821
Asahi Kasei Corp.	499,800	3,484,671
Astellas Pharma, Inc.	242,800	2,330,369
Bandai Namco Holdings, Inc.	68,800	1,285,540
Bridgestone Corp.	136,876	6,039,925
Brother Industries Ltd.	79,200	1,400,966
Canon, Inc.	201,500	5,453,656
Central Japan Railway Co.	139,000	3,178,649
Chubu Electric Power Co., Inc.	258,585	3,319,186
Chugai Pharmaceutical Co. Ltd.	37,000	1,176,742
Chugoku Electric Power Co., Inc.	122,600	841,674
Coca-Cola Bottlers Japan Holdings, Inc.	68,100	953,437
COMSYS Holdings Corp.	32,800	767,767
Cosmo Energy Holdings Co. Ltd.	41,500	1,983,927
Dai Nippon Printing Co. Ltd.	63,400	1,846,595
Daicel Corp.	69,300	643,665
Daido Steel Co. Ltd.	64,200	707,902
Daifuku Co. Ltd.	32,870	673,303
Dai-ichi Life Holdings, Inc.	173,500	4,018,439
Daiichi Sankyo Co. Ltd.	67,460	2,270,547
Daikin Industries Ltd.	25,600	3,494,177
Daito Trust Construction Co. Ltd.	16,700	1,790,145
Daiwa House Industry Co. Ltd.	192,181	5,407,762
Daiwa Securities Group, Inc.	179,600	1,319,891
Daiwabo Holdings Co. Ltd.	37,470	650,856
Denka Co. Ltd.	38,500	570,474
Denso Corp.	327,800	5,586,734
Dentsu Group, Inc.	34,601	936,067
DIC Corp.	45,200	844,769
Disco Corp.	2,900	826,053
Dowa Holdings Co. Ltd.	18,370	687,901
East Japan Railway Co.	193,054	3,538,479
Ebara Corp.	14,200	1,170,563
EDION Corp.	57,900	598,153
Eisai Co. Ltd.	28,100	1,154,040
Electric Power Development Co. Ltd.	80,200	1,362,356
ENEOS Holdings, Inc.	2,012,550	9,298,406
EXEO Group, Inc.	66,402	723,731
FANUC Corp.	86,000	2,547,258
Fast Retailing Co. Ltd.	7,100	1,856,430
Fuji Electric Co. Ltd.	22,000	1,368,486
FUJIFILM Holdings Corp.	169,600	3,607,812
Fujikura Ltd.	77,900	1,338,658
Fujitsu Ltd.	355,600	5,493,359
Furukawa Electric Co. Ltd.	40,000	856,435
Hakuhodo DY Holdings, Inc.	78,400	729,221
SECURITY	NUMBER OF SHARES	VALUE ($)
Hankyu Hanshin Holdings, Inc.	30,700	804,900
Hanwa Co. Ltd.	23,900	919,586
Haseko Corp.	86,900	1,049,861
Hino Motors Ltd. *	240,865	703,126
Hitachi Construction Machinery Co. Ltd.	27,050	772,610
Hitachi Ltd.	151,100	13,940,587
Honda Motor Co. Ltd.	1,754,000	19,956,270
Hoya Corp.	17,550	2,034,744
Idemitsu Kosan Co. Ltd.	719,245	4,872,969
IHI Corp.	42,200	1,010,443
Iida Group Holdings Co. Ltd.	65,800	839,997
INFRONEER Holdings, Inc.	54,200	479,978
Inpex Corp.	209,100	3,132,276
Isetan Mitsukoshi Holdings Ltd.	71,000	997,206
Isuzu Motors Ltd.	157,800	1,999,775
ITOCHU Corp.	227,000	10,241,044
Iwatani Corp.	15,051	854,633
Japan Exchange Group, Inc.	28,500	667,485
Japan Post Bank Co. Ltd.	71,600	726,762
Japan Post Holdings Co. Ltd.	541,400	5,199,225
Japan Post Insurance Co. Ltd.	59,800	1,122,690
Japan Tobacco, Inc.	177,800	4,783,107
JFE Holdings, Inc.	248,100	3,703,070
JGC Holdings Corp.	55,100	531,118
JSR Corp. *	4,400	120,703
JTEKT Corp.	122,300	946,699
Kajima Corp.	118,400	2,268,199
Kaneka Corp.	34,000	880,669
Kansai Electric Power Co., Inc.	227,100	3,401,826
Kao Corp.	80,447	3,318,616
Kawasaki Heavy Industries Ltd.	43,600	1,349,771
Kawasaki Kisen Kaisha Ltd.	75,000	1,056,741
KDDI Corp.	311,500	8,643,744
Kewpie Corp.	35,300	711,752
Keyence Corp.	4,892	2,151,353
Kikkoman Corp.	73,500	875,782
Kinden Corp.	39,600	755,612
Kintetsu Group Holdings Co. Ltd.	21,000	539,880
Kirin Holdings Co. Ltd.	155,400	2,268,466
Kobe Steel Ltd.	139,200	1,699,011
Koito Manufacturing Co. Ltd.	71,400	960,382
Komatsu Ltd.	179,000	5,344,250
Konica Minolta, Inc.	335,100	1,114,252
K's Holdings Corp.	93,100	893,688
Kubota Corp.	191,200	3,066,795
Kuraray Co. Ltd.	109,100	1,208,731
Kurita Water Industries Ltd.	15,153	600,121
Kyocera Corp.	212,900	2,594,961
Kyushu Electric Power Co., Inc.	266,500	2,472,289
Kyushu Railway Co.	29,400	632,568
Lixil Corp.	120,700	1,296,405
LY Corp.	307,500	738,809
Makita Corp.	44,390	1,285,129
Marubeni Corp.	291,600	5,195,247
MatsukiyoCocokara & Co.	47,500	673,585
Mazda Motor Corp.	302,700	3,426,405
Medipal Holdings Corp.	81,272	1,274,592
MEIJI Holdings Co. Ltd.	77,600	1,736,250
Minebea Mitsumi, Inc.	80,400	1,505,919
MISUMI Group, Inc.	40,900	664,946
Mitsubishi Chemical Group Corp.	562,200	3,279,800
Mitsubishi Corp.	670,500	15,334,045
Mitsubishi Electric Corp.	508,200	8,857,889
Mitsubishi Estate Co. Ltd.	179,200	3,283,787
Mitsubishi Gas Chemical Co., Inc.	61,987	1,096,811
Mitsubishi Heavy Industries Ltd.	595,000	5,319,961
Mitsubishi Materials Corp.	77,500	1,514,549
Mitsubishi Motors Corp.	212,800	674,329
See financial notes
Schwab Fundamental Index Funds | Semiannual Report
46

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Mitsubishi UFJ Financial Group, Inc.	1,251,334	12,464,977
Mitsui & Co. Ltd.	243,100	11,735,818
Mitsui Chemicals, Inc.	59,500	1,693,542
Mitsui Fudosan Co. Ltd.	394,600	4,015,869
Mitsui Mining & Smelting Co. Ltd.	25,400	796,465
Mitsui OSK Lines Ltd.	60,800	1,929,767
Mizuho Financial Group, Inc.	336,521	6,504,651
Morinaga Milk Industry Co. Ltd.	28,768	563,720
MS&AD Insurance Group Holdings, Inc.	232,770	4,184,980
Murata Manufacturing Co. Ltd.	204,800	3,742,138
Nagase & Co. Ltd.	48,300	835,606
Nagoya Railroad Co. Ltd.	39,900	520,442
NEC Corp.	60,500	4,380,320
NGK Insulators Ltd.	72,700	990,340
NH Foods Ltd.	46,800	1,539,542
NHK Spring Co. Ltd.	69,400	703,358
Nichirei Corp.	26,600	665,973
NIDEC Corp.	51,400	2,407,208
Nikon Corp.	79,400	820,942
Nintendo Co. Ltd.	90,200	4,398,961
NIPPON EXPRESS HOLDINGS, Inc.	7,000	358,108
Nippon Paint Holdings Co. Ltd.	67,700	433,349
Nippon Paper Industries Co. Ltd.	90,600	629,903
Nippon Sanso Holdings Corp.	17,600	522,762
Nippon Steel Corp.	264,500	5,929,802
Nippon Telegraph & Telephone Corp.	6,536,325	7,057,022
Nippon Yusen KK	109,200	3,100,239
Nissan Chemical Corp.	13,764	469,190
Nissan Motor Co. Ltd.	1,163,500	4,258,065
Nisshin Seifun Group, Inc.	68,830	897,879
Nissin Foods Holdings Co. Ltd.	19,700	525,705
Nissui Corp.	115,457	692,769
Niterra Co. Ltd.	41,600	1,364,389
Nitori Holdings Co. Ltd.	8,700	1,164,348
Nitto Denko Corp.	26,800	2,215,975
NOK Corp.	50,800	735,179
Nomura Holdings, Inc.	427,500	2,432,467
Nomura Research Institute Ltd.	31,000	750,134
NSK Ltd.	194,100	1,067,430
NTT Data Group Corp.	108,000	1,688,884
Obayashi Corp.	235,502	2,628,388
Oji Holdings Corp.	437,500	1,713,694
Olympus Corp.	94,700	1,319,144
Omron Corp.	32,383	1,111,461
Ono Pharmaceutical Co. Ltd.	49,400	711,526
ORIX Corp.	169,800	3,475,027
Osaka Gas Co. Ltd.	122,000	2,712,776
Otsuka Corp.	36,800	731,883
Otsuka Holdings Co. Ltd.	67,700	2,894,638
PALTAC Corp.	19,300	584,152
Pan Pacific International Holdings Corp.	36,000	845,497
Panasonic Holdings Corp.	737,050	6,433,304
Persol Holdings Co. Ltd.	461,000	637,706
Recruit Holdings Co. Ltd.	109,400	4,711,569
Renesas Electronics Corp.	67,300	1,092,666
Rengo Co. Ltd.	93,417	700,428
Resona Holdings, Inc.	259,458	1,640,746
Resonac Holdings Corp.	67,900	1,472,271
Ricoh Co. Ltd.	266,200	2,296,522
Rohm Co. Ltd.	47,900	688,555
Ryohin Keikaku Co. Ltd.	53,400	860,222
Sankyu, Inc.	19,100	662,189
Sanwa Holdings Corp.	40,530	661,891
SBI Holdings, Inc.	41,100	1,000,708
Secom Co. Ltd.	26,000	1,806,024
Seiko Epson Corp.	76,400	1,256,779
Seino Holdings Co. Ltd.	49,800	667,177
Sekisui Chemical Co. Ltd.	99,500	1,447,530
SECURITY	NUMBER OF SHARES	VALUE ($)
Sekisui House Ltd.	149,483	3,435,172
Seven & i Holdings Co. Ltd.	464,200	5,998,018
SG Holdings Co. Ltd.	92,900	1,087,403
Shimadzu Corp.	28,700	779,723
Shimamura Co. Ltd.	13,400	660,578
Shimano, Inc.	7,700	1,251,350
Shimizu Corp.	208,200	1,289,686
Shin-Etsu Chemical Co. Ltd.	170,100	6,584,391
Shionogi & Co. Ltd.	27,600	1,288,941
Shiseido Co. Ltd.	42,500	1,137,650
SMC Corp.	3,800	1,996,393
SoftBank Corp.	564,300	6,806,409
SoftBank Group Corp.	217,800	10,711,534
Sojitz Corp.	65,760	1,693,113
Sompo Holdings, Inc.	171,400	3,392,026
Sony Group Corp.	125,407	10,365,056
Stanley Electric Co. Ltd.	41,975	742,831
Subaru Corp.	220,800	4,930,240
SUMCO Corp.	59,500	887,342
Sumitomo Chemical Co. Ltd.	966,500	2,064,889
Sumitomo Corp.	230,100	6,050,974
Sumitomo Electric Industries Ltd.	326,600	5,048,032
Sumitomo Forestry Co. Ltd.	33,000	1,016,719
Sumitomo Heavy Industries Ltd.	45,900	1,279,082
Sumitomo Metal Mining Co. Ltd.	59,300	1,981,132
Sumitomo Mitsui Financial Group, Inc.	166,610	9,464,077
Sumitomo Mitsui Trust Holdings, Inc.	94,300	1,982,641
Sumitomo Realty & Development Co. Ltd.	59,000	2,041,630
Sumitomo Rubber Industries Ltd.	92,200	1,119,109
Sundrug Co. Ltd.	19,662	570,930
Suntory Beverage & Food Ltd.	27,000	878,451
Suzuken Co. Ltd.	47,730	1,409,645
Suzuki Motor Corp.	482,200	5,615,595
Sysmex Corp.	42,900	685,987
T&D Holdings, Inc.	57,850	943,957
Taiheiyo Cement Corp.	63,042	1,441,928
Taisei Corp.	59,000	2,160,013
Taiyo Yuden Co. Ltd.	25,600	599,618
Takeda Pharmaceutical Co. Ltd.	245,721	6,458,056
TDK Corp.	56,000	2,498,215
Teijin Ltd.	118,500	1,156,047
Terumo Corp.	94,200	1,598,020
TIS, Inc.	33,000	704,767
Tobu Railway Co. Ltd.	27,800	551,565
Toho Gas Co. Ltd.	37,400	960,450
Tohoku Electric Power Co., Inc.	299,000	2,308,298
Tokio Marine Holdings, Inc.	198,500	6,273,868
Tokyo Electric Power Co. Holdings, Inc. *	1,093,300	6,800,631
Tokyo Electron Ltd.	27,500	6,032,008
Tokyo Gas Co. Ltd.	124,700	2,796,678
Tokyu Corp.	81,600	965,945
Tokyu Fudosan Holdings Corp.	136,700	1,001,499
TOPPAN Holdings, Inc.	78,900	1,871,819
Toray Industries, Inc.	531,300	2,428,424
Tosoh Corp.	121,000	1,668,121
TOTO Ltd.	32,800	887,715
Toyo Seikan Group Holdings Ltd.	55,200	853,245
Toyo Suisan Kaisha Ltd.	13,447	840,898
Toyoda Gosei Co. Ltd.	32,700	633,095
Toyota Industries Corp.	28,000	2,660,750
Toyota Motor Corp.	1,968,190	44,891,609
Toyota Tsusho Corp.	62,500	3,973,744
Tsuruha Holdings, Inc.	10,000	631,239
UBE Corp.	54,800	1,001,836
Unicharm Corp.	26,600	790,369
West Japan Railway Co.	76,126	1,444,982
Yakult Honsha Co. Ltd.	25,800	504,641
See financial notes
47
Schwab Fundamental Index Funds | Semiannual Report

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Yamada Holdings Co. Ltd.	421,500	1,206,581
Yamaha Corp.	27,700	583,727
Yamaha Motor Co. Ltd.	259,900	2,424,144
Yamato Holdings Co. Ltd.	113,400	1,497,637
Yamazaki Baking Co. Ltd.	33,700	815,654
Yaskawa Electric Corp.	20,100	828,172
Yokogawa Electric Corp.	34,000	751,257
Yokohama Rubber Co. Ltd.	40,500	1,060,055
		680,394,341

Netherlands 2.7%
Aalberts NV	15,350	729,828
ABN AMRO Bank NV, GDR	88,948	1,424,819
Aegon Ltd.	362,123	2,255,246
Akzo Nobel NV	48,831	3,221,964
Aperam SA	18,808	546,873
ArcelorMittal SA	262,594	6,560,345
ASM International NV	1,008	634,071
ASML Holding NV	10,162	8,851,231
ASR Nederland NV	27,537	1,377,937
EXOR NV	43,493	4,748,369
Heineken Holding NV	19,975	1,606,869
Heineken NV	23,827	2,318,835
IMCD NV *	3,348	505,128
ING Groep NV	533,133	8,428,974
Koninklijke Ahold Delhaize NV	317,763	9,645,438
Koninklijke KPN NV	534,535	1,942,571
Koninklijke Philips NV	185,247	4,919,455
NN Group NV	84,872	3,915,220
Prosus NV	31,924	1,068,176
Randstad NV	41,061	2,059,248
SBM Offshore NV	44,290	654,323
Signify NV	39,235	1,069,996
Universal Music Group NV	5,165	151,929
Wolters Kluwer NV	10,643	1,593,326
		70,230,171

New Zealand 0.1%
Fletcher Building Ltd.	280,288	627,345
Spark New Zealand Ltd.	253,023	711,177
		1,338,522

Norway 0.7%
Aker BP ASA	30,340	735,840
DNB Bank ASA	134,913	2,351,418
Equinor ASA	213,020	5,668,114
Mowi ASA	62,401	1,095,568
Norsk Hydro ASA	340,564	2,092,896
Orkla ASA	127,844	869,647
Subsea 7 SA *	50,468	811,917
Telenor ASA	193,818	2,231,564
Yara International ASA	50,469	1,438,626
		17,295,590

Poland 0.3%
KGHM Polska Miedz SA	33,459	1,150,309
ORLEN SA	150,640	2,456,092
PGE Polska Grupa Energetyczna SA *	314,681	469,030
Powszechna Kasa Oszczednosci Bank Polski SA	68,459	1,016,419
Powszechny Zaklad Ubezpieczen SA	104,637	1,316,950
		6,408,800

SECURITY	NUMBER OF SHARES	VALUE ($)
Portugal 0.2%
EDP - Energias de Portugal SA *	538,613	2,022,582
Galp Energia SGPS SA	117,420	2,522,318
Jeronimo Martins SGPS SA	33,847	696,291
		5,241,191

Republic of Korea 6.1%
BNK Financial Group, Inc.	121,789	735,297
CJ CheilJedang Corp.	4,088	990,878
CJ Corp.	15,381	1,410,487
Coway Co. Ltd.	16,926	678,165
DB Insurance Co. Ltd.	13,232	928,157
DL E&C Co. Ltd.	33,501	898,064
Doosan Enerbility Co. Ltd. *	55,481	669,898
E-MART, Inc.	21,334	978,415
GS Engineering & Construction Corp. *	58,862	697,758
GS Holdings Corp.	40,637	1,313,865
Hana Financial Group, Inc.	83,756	3,532,561
Hankook Tire & Technology Co. Ltd.	28,168	1,195,232
Hanwha Corp.	50,644	993,850
Hanwha Solutions Corp.	23,912	435,203
HD Hyundai Co. Ltd.	21,743	1,052,643
HMM Co. Ltd.	66,299	756,944
Hyundai Engineering & Construction Co. Ltd.	36,634	933,258
Hyundai Glovis Co. Ltd.	7,637	999,761
Hyundai Marine & Fire Insurance Co. Ltd.	29,237	659,997
Hyundai Mobis Co. Ltd.	23,313	3,813,990
Hyundai Motor Co.	38,995	7,014,260
Hyundai Steel Co.	63,489	1,474,273
Industrial Bank of Korea	86,300	867,619
KB Financial Group, Inc.	90,715	4,920,099
Kia Corp.	72,186	6,115,783
Korea Electric Power Corp.	210,598	3,215,043
Korea Gas Corp. *	31,556	627,806
Korea Zinc Co. Ltd.	2,305	767,828
Korean Air Lines Co. Ltd.	43,019	648,734
KT&G Corp.	20,980	1,351,863
Kumho Petrochemical Co. Ltd.	6,824	678,731
LG Chem Ltd.	7,174	2,061,436
LG Corp.	10,719	611,604
LG Display Co. Ltd. *	212,611	1,609,263
LG Electronics, Inc.	51,807	3,450,453
LG H&H Co. Ltd.	2,990	900,910
LG Innotek Co. Ltd.	4,135	657,269
LG Uplus Corp.	138,500	983,696
Lotte Chemical Corp.	10,725	828,799
Lotte Shopping Co. Ltd.	10,581	530,528
NAVER Corp.	7,163	944,796
POSCO Holdings, Inc.	27,658	7,984,334
Samsung C&T Corp.	19,686	2,122,806
Samsung Electro-Mechanics Co. Ltd.	12,363	1,379,012
Samsung Electronics Co. Ltd.	928,952	51,637,319
Samsung Fire & Marine Insurance Co. Ltd.	8,322	1,862,676
Samsung Life Insurance Co. Ltd.	19,469	1,226,797
Samsung SDI Co. Ltd.	3,711	1,148,439
Samsung SDS Co. Ltd.	9,042	1,038,739
Shinhan Financial Group Co. Ltd.	127,425	4,281,134
SK Hynix, Inc.	100,470	12,398,560
SK Innovation Co. Ltd. *	20,988	1,665,007
SK, Inc.	27,053	3,223,702
S-Oil Corp.	14,854	775,521
See financial notes
Schwab Fundamental Index Funds | Semiannual Report
48

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Woori Financial Group, Inc.	196,950	2,018,291
		156,697,553

Singapore 0.7%
ComfortDelGro Corp. Ltd.	665,100	723,441
DBS Group Holdings Ltd.	174,508	4,442,521
Golden Agri-Resources Ltd.	692,400	139,489
Jardine Cycle & Carriage Ltd.	28,000	540,351
Olam Group Ltd.	445,300	383,387
Oversea-Chinese Banking Corp. Ltd.	330,044	3,426,373
Singapore Airlines Ltd.	133,770	638,300
Singapore Telecommunications Ltd.	1,120,786	1,943,750
United Overseas Bank Ltd.	121,152	2,688,458
Venture Corp. Ltd.	57,500	609,226
Wilmar International Ltd.	706,266	1,660,129
		17,195,425

Spain 3.0%
Acciona SA	3,743	432,714
Acerinox SA	59,520	641,246
ACS Actividades de Construccion y Servicios SA	53,018	2,123,395
Aena SME SA	4,669	850,877
Amadeus IT Group SA	18,497	1,174,077
Banco Bilbao Vizcaya Argentaria SA	1,072,603	11,599,100
Banco de Sabadell SA	1,174,753	2,244,017
Banco Santander SA (a)	4,277,649	20,813,466
CaixaBank SA	198,575	1,047,196
Cellnex Telecom SA *	11,590	383,104
Enagas SA	38,250	560,975
Endesa SA	66,692	1,216,171
Ferrovial SE	22,981	826,520
Grifols SA *	46,985	430,028
Iberdrola SA	807,010	9,895,215
Industria de Diseno Textil SA	78,275	3,563,934
Mapfre SA	277,346	669,115
Naturgy Energy Group SA	23,687	599,124
Redeia Corp. SA	54,026	901,889
Repsol SA	408,155	6,406,433
Telefonica SA	2,664,867	11,937,527
		78,316,123

Sweden 2.0%
Alfa Laval AB	23,467	999,102
Assa Abloy AB, B Shares	76,668	2,025,676
Atlas Copco AB, A Shares	130,743	2,290,105
Atlas Copco AB, B Shares	78,636	1,179,085
Boliden AB (a)	64,767	2,128,547
Electrolux AB, B Shares *(a)	78,440	682,054
Epiroc AB, A Shares	37,942	701,447
Epiroc AB, B Shares	25,879	428,970
Essity AB, B Shares	87,329	2,178,836
H & M Hennes & Mauritz AB, B Shares (a)	116,377	1,849,789
Hexagon AB, B Shares	106,323	1,112,242
Investor AB, A Shares	54,152	1,318,953
Investor AB, B Shares	179,593	4,398,725
Sandvik AB	116,213	2,316,536
Securitas AB, B Shares (a)	128,271	1,285,481
Skandinaviska Enskilda Banken AB, A Shares	155,084	2,031,045
Skanska AB, B Shares	111,373	1,913,200
SKF AB, B Shares	80,117	1,647,050
SSAB AB, A Shares	62,736	352,271
SSAB AB, B Shares	186,986	1,046,291
SECURITY	NUMBER OF SHARES	VALUE ($)
Svenska Cellulosa AB SCA, B Shares	56,036	821,222
Svenska Handelsbanken AB, A Shares	189,314	1,623,429
Swedbank AB, A Shares	132,634	2,536,262
Tele2 AB, B Shares	134,446	1,253,986
Telefonaktiebolaget LM Ericsson, B Shares	573,975	2,912,857
Telia Co. AB	950,740	2,174,795
Trelleborg AB, B Shares	23,535	829,431
Volvo AB, A Shares	37,570	989,453
Volvo AB, B Shares	252,543	6,428,022
Volvo Car AB, B Shares *	164,384	510,286
		51,965,148

Switzerland 4.5%
ABB Ltd.	109,644	5,327,431
Adecco Group AG	59,995	2,098,773
Alcon, Inc.	20,616	1,580,768
ams-OSRAM AG *	176,190	211,614
Baloise Holding AG	5,162	780,045
Barry Callebaut AG	373	602,758
Chocoladefabriken Lindt & Spruengli AG	4	461,611
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates	50	575,948
Cie Financiere Richemont SA, Class A	27,482	3,798,755
DKSH Holding AG	8,657	564,171
Galenica AG	6,237	477,244
Geberit AG	2,280	1,217,021
Georg Fischer AG	9,116	636,256
Givaudan SA	398	1,702,154
Holcim AG	82,043	6,867,631
Julius Baer Group Ltd.	17,535	940,899
Kuehne & Nagel International AG (a)	4,217	1,114,538
Logitech International SA	10,636	828,089
Lonza Group AG	2,881	1,590,292
Nestle SA	199,374	20,017,181
Novartis AG	140,797	13,665,401
Partners Group Holding AG	873	1,123,172
Roche Holding AG	77,730	18,625,211
Roche Holding AG, Bearer Shares	3,411	897,292
Sandoz Group AG *	34,131	1,160,007
Schindler Holding AG	1,746	425,419
Schindler Holding AG, Participation Certificates	3,166	789,145
SGS SA	12,631	1,112,231
Sika AG	5,580	1,587,295
Sonova Holding AG	2,758	762,400
Swatch Group AG	8,329	345,316
Swatch Group AG, Bearer Shares	4,558	957,687
Swiss Life Holding AG	3,041	2,051,932
Swiss Prime Site AG	5,915	546,149
Swiss Re AG	29,399	3,195,829
Swisscom AG	3,504	1,922,317
UBS Group AG	348,367	9,149,256
Zurich Insurance Group AG	14,988	7,254,886
		116,964,124

United Kingdom 15.3%
3i Group PLC	58,289	2,082,517
abrdn PLC	598,681	1,091,743
Admiral Group PLC	28,063	955,184
Anglo American PLC	338,308	11,055,046
Antofagasta PLC	45,278	1,242,056
Ashtead Group PLC	34,946	2,537,495
Associated British Foods PLC	62,880	2,081,182
AstraZeneca PLC	61,737	9,337,651
Aviva PLC	604,853	3,511,866
See financial notes
49
Schwab Fundamental Index Funds | Semiannual Report

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
B&M European Value Retail SA	129,060	832,898
BAE Systems PLC	273,711	4,552,421
Balfour Beatty PLC	156,956	711,792
Barclays PLC	3,728,125	9,399,693
Barratt Developments PLC	285,928	1,615,527
Bellway PLC	33,502	1,052,826
Berkeley Group Holdings PLC	19,110	1,122,246
BP PLC	4,381,892	28,244,086
British American Tobacco PLC	483,976	14,207,731
BT Group PLC	3,142,332	4,018,425
Bunzl PLC	36,075	1,383,397
Burberry Group PLC	49,971	715,017
Centrica PLC	942,370	1,504,279
Coca-Cola HBC AG	25,172	812,520
Compass Group PLC	145,491	4,046,644
CRH PLC	91,052	7,051,138
Croda International PLC	10,082	577,462
Currys PLC *	1,648,667	1,272,041
DCC PLC	29,235	1,996,478
Diageo PLC	127,350	4,401,174
Direct Line Insurance Group PLC	542,695	1,259,977
Dowlais Group PLC	278,122	282,676
DS Smith PLC	337,223	1,469,123
Entain PLC	61,104	596,143
Experian PLC	43,166	1,741,055
Ferguson PLC	18,741	3,951,649
Firstgroup PLC	379,863	769,528
Flutter Entertainment PLC *	4,362	808,099
Glencore PLC	4,006,288	23,310,828
Grafton Group PLC	46,742	549,790
GSK PLC	501,079	10,395,842
Haleon PLC	620,945	2,622,462
Harbour Energy PLC	147,952	528,703
Hays PLC	626,354	719,272
HSBC Holdings PLC	2,280,239	19,764,999
IG Group Holdings PLC	58,762	548,323
Imperial Brands PLC	213,445	4,877,250
Inchcape PLC	99,055	987,273
Informa PLC	73,103	723,712
InterContinental Hotels Group PLC	6,485	632,508
International Distributions Services PLC *	544,678	1,835,343
Intertek Group PLC	16,545	1,018,287
ITV PLC	1,017,701	892,908
J Sainsbury PLC	797,621	2,616,338
John Wood Group PLC *	526,537	976,375
Johnson Matthey PLC	86,044	1,887,986
Kingfisher PLC	939,725	2,894,657
Legal & General Group PLC	959,312	2,816,060
Lloyds Banking Group PLC	13,806,152	8,910,251
London Stock Exchange Group PLC	9,547	1,052,462
M&G PLC	870,139	2,178,417
Man Group PLC	212,855	682,605
Marks & Spencer Group PLC	565,000	1,800,057
Melrose Industries PLC	132,986	1,044,782
Mondi PLC	118,793	2,254,770
National Grid PLC	504,658	6,619,677
NatWest Group PLC	846,390	3,194,599
Next PLC	11,179	1,253,814
Pearson PLC	114,021	1,383,512
Persimmon PLC	141,532	2,291,832
Phoenix Group Holdings PLC	109,492	666,883
Prudential PLC	223,196	1,941,213
Reckitt Benckiser Group PLC	45,064	2,519,393
RELX PLC	86,330	3,547,030
Rentokil Initial PLC	103,643	523,187
Rio Tinto PLC	246,317	16,665,987
RS Group PLC	52,382	479,861
Sage Group PLC	54,446	789,516
SECURITY	NUMBER OF SHARES	VALUE ($)
Severn Trent PLC	27,101	835,369
Shell PLC	1,847,417	65,673,081
Smith & Nephew PLC	94,101	1,140,094
Smiths Group PLC	40,934	825,228
Smurfit Kappa Group PLC	49,802	2,164,020
Spectris PLC	12,911	534,040
SSE PLC	169,556	3,524,458
St. James's Place PLC	63,167	341,815
Standard Chartered PLC	326,633	2,806,280
Tate & Lyle PLC	79,726	656,507
Taylor Wimpey PLC	1,046,343	1,714,561
Tesco PLC	2,332,501	8,611,753
Travis Perkins PLC	93,457	874,786
Unilever PLC	259,544	13,426,421
United Utilities Group PLC	79,281	1,033,441
Vodafone Group PLC	15,221,010	12,835,899
Whitbread PLC	13,501	532,112
WPP PLC	192,017	1,924,618
		394,144,032
Total Common Stocks (Cost $1,999,528,051)		2,524,027,858

PREFERRED STOCKS 1.2% OF NET ASSETS

Germany 0.7%
Bayerische Motoren Werke AG	17,728	1,821,582
FUCHS SE	15,573	727,248
Henkel AG & Co. KGaA	28,260	2,245,024
Volkswagen AG	107,467	13,165,256
		17,959,110

Italy 0.1%
Telecom Italia SpA *	4,579,314	1,127,285

Republic of Korea 0.4%
Hyundai Motor Co.	6,144	699,126
Hyundai Motor Co. 2nd	9,334	1,066,575
LG Chem Ltd.	1,008	193,457
Samsung Electronics Co. Ltd.	172,464	8,052,533
		10,011,691

Spain 0.0%
Grifols SA, B Shares *	46,124	294,320
Total Preferred Stocks (Cost $28,031,095)		29,392,406

WARRANTS 0.0% OF NET ASSETS

Canada 0.0%
Constellation Software, Inc.
expires 03/31/40 *(b)	290	1,462
Total Warrants (Cost $0)		1,462
See financial notes
Schwab Fundamental Index Funds | Semiannual Report
50

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
SHORT-TERM INVESTMENTS 1.1% OF NET ASSETS

Money Market Funds 1.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.25% (c)(d)	29,138,682	29,138,682
Total Short-Term Investments (Cost $29,138,682)		29,138,682
Total Investments in Securities (Cost $2,056,697,828)		2,582,560,408

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED DEPRECIATION ($)
FUTURES CONTRACTS
Long
MSCI EAFE Index, expires 06/21/24	162	18,366,750	(122,117)

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $26,328,208.
(b)	Fair valued using significant unobservable inputs (see financial note 2(a), Securities for which no quoted value is available, for additional information).
(c)	The rate shown is the annualized 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan.

GDR —	Global Depositary Receipt
REIT —	Real Estate Investment Trust
See financial notes
51
Schwab Fundamental Index Funds | Semiannual Report

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2024 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$—	$1,111,325,807	$—	$1,111,325,807
Belgium	1,459,797	17,074,353	—	18,534,150
Canada	191,401,673	—	—	191,401,673
Denmark	231,997	22,927,435	—	23,159,432
Finland	589,425	24,652,127	—	25,241,552
Hong Kong	3,639,241	36,798,612	—	40,437,853
Ireland	575,773	2,983,708	—	3,559,481
Japan	711,752	679,682,589	—	680,394,341
New Zealand	711,177	627,345	—	1,338,522
Norway	2,231,564	15,064,026	—	17,295,590
Singapore	139,489	17,055,936	—	17,195,425
United Kingdom	5,775,638	388,368,394	—	394,144,032
Preferred Stocks[1]	—	29,392,406	—	29,392,406
Warrants
Canada	—	—	1,462	1,462
Short-Term Investments[1]	29,138,682	—	—	29,138,682
Liabilities
Futures Contracts[2]	(122,117)	—	—	(122,117)
Total	$236,484,091	$2,345,952,738	$1,462	$2,582,438,291

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
See financial notes
Schwab Fundamental Index Funds | Semiannual Report
52

Schwab Fundamental International Large Company Index Fund
Statement of Assets and Liabilities

As of April 30, 2024; unaudited
Assets
Investments in securities, at value - unaffiliated issuers (cost $2,056,697,828) including securities on loan of $26,328,208		$2,582,560,408
Cash		7,099,660
Foreign currency, at value (cost $4,876,920)		4,860,676
Deposit with broker for futures contracts		1,457,207
Receivables:
Dividends		13,000,675
Foreign tax reclaims		3,097,770
Fund shares sold		1,555,552
Investments sold		145,655
Income from securities on loan	+	24,342
Total assets		2,613,801,945

Liabilities
Collateral held for securities on loan		29,138,682
Payables:
Investments bought		8,945,705
Fund shares redeemed		2,875,946
Investment adviser fees		529,755
Variation margin on futures contracts	+	320,571
Total liabilities		41,810,659
Net assets		$2,571,991,286

Net Assets by Source
Capital received from investors		$2,223,422,067
Total distributable earnings	+	348,569,219
Net assets		$2,571,991,286

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$2,571,991,286		238,302,301		$10.79

See financial notes
53
Schwab Fundamental Index Funds | Semiannual Report

Schwab Fundamental International Large Company Index Fund
Statement of Operations

For the period November 1, 2023 through April 30, 2024; unaudited
Investment Income
Dividends received from securities - unaffiliated issuers (net of foreign withholding tax of $5,388,094)		$41,642,662
Other interest		150,453
Securities on loan, net	+	92,277
Total investment income		41,885,392

Expenses
Investment adviser fees		3,001,089
Professional fees	+	35,066 [1]
Total expenses		3,036,155
Expense reduction	–	35,066 [1]
Net expenses	–	3,001,089
Net investment income		38,884,303

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized gains on sales of securities - unaffiliated issuers		7,447,518
Net realized gains on futures contracts		1,283,067
Net realized gains on foreign currency transactions	+	77,818
Net realized gains		8,808,403
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers		297,150,928
Net change in unrealized appreciation (depreciation) on futures contracts		219,765
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	(228,332)
Net change in unrealized appreciation (depreciation)	+	297,142,361
Net realized and unrealized gains		305,950,764
Increase in net assets resulting from operations		$344,835,067

[1]
Professional fees associated with the filing of foreign withholding tax claims in the European Union are deemed to be non-contingent and non-routine expenses of the fund
(see financial notes 2(d) and 4 for additional information).

See financial notes
Schwab Fundamental Index Funds | Semiannual Report
54

Schwab Fundamental International Large Company Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	11/1/23-4/30/24		11/1/22-10/31/23
Net investment income		$38,884,303	$66,540,909
Net realized gains (losses)		8,808,403	(33,699,131)
Net change in unrealized appreciation (depreciation)	+	297,142,361	224,552,707
Increase in net assets resulting from operations		$344,835,067	$257,394,485

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($75,574,529 )	($49,119,207 )

TRANSACTIONS IN FUND SHARES
	11/1/23-4/30/24			11/1/22-10/31/23
		SHARES	VALUE	SHARES	VALUE
Shares sold		34,467,907	$361,423,633	71,601,319	$703,060,604
Shares reinvested		5,098,704	52,057,764	3,661,238	32,731,464
Shares redeemed	+	(18,659,790)	(196,160,544)	(43,832,250)	(423,334,845)
Net transactions in fund shares		20,906,821	$217,320,853	31,430,307	$312,457,223

SHARES OUTSTANDING AND NET ASSETS
	11/1/23-4/30/24			11/1/22-10/31/23
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		217,395,480	$2,085,409,895	185,965,173	$1,564,677,394
Total increase	+	20,906,821	486,581,391	31,430,307	520,732,501
End of period		238,302,301	$2,571,991,286	217,395,480	$2,085,409,895
See financial notes
55
Schwab Fundamental Index Funds | Semiannual Report

Schwab Fundamental International Small Company Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	11/1/23– 4/30/24*	11/1/22– 10/31/23	11/1/21– 10/31/22	11/1/20– 10/31/21	11/1/19– 10/31/20	11/1/18– 10/31/19
Per-Share Data
Net asset value at beginning of period	$11.35	$10.66	$15.42	$11.46	$12.57	$12.67
Income (loss) from investment operations:
Net investment income (loss)[1]	0.16	0.30	0.30	0.27	0.22	0.29
Net realized and unrealized gains (losses)	1.45	0.95	(4.21)	3.96	(0.97)	0.25
Total from investment operations	1.61	1.25	(3.91)	4.23	(0.75)	0.54
Less distributions:
Distributions from net investment income	(0.40)	(0.23)	(0.41)	(0.27)	(0.36)	(0.30)
Distributions from net realized gains	—	(0.33)	(0.44)	—	—	(0.34)
Total distributions	(0.40)	(0.56)	(0.85)	(0.27)	(0.36)	(0.64)
Net asset value at end of period	$12.56	$11.35	$10.66	$15.42	$11.46	$12.57
Total return	14.22%[2]	11.76%	(26.61%)	37.25%	(6.28%)	5.13%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.39%[3]	0.39%	0.39%[4]	0.39%	0.39%	0.39%
Net investment income (loss)	2.55%[3]	2.48%	2.37%	1.84%	1.89%	2.44%
Portfolio turnover rate	15%[2]	23%	36%	35%	25%	38%
Net assets, end of period (x 1,000)	$566,142	$524,292	$530,184	$708,349	$576,948	$775,258

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Not annualized.
[3]	Annualized.
[4]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes
Schwab Fundamental Index Funds | Semiannual Report
56

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.1% OF NET ASSETS

Australia 5.3%
Accent Group Ltd.	18,651	22,661
Adbri Ltd. *	206,988	419,899
ALS Ltd.	58,218	486,762
AMP Ltd.	987,096	694,752
Ansell Ltd.	40,748	669,942
ARB Corp. Ltd.	7,092	174,105
ASX Ltd.	12,996	530,888
Austal Ltd.	189,230	279,887
Bank of Queensland Ltd.	151,766	599,499
Bapcor Ltd. (a)	77,356	289,643
Beach Energy Ltd.	501,055	513,072
Bega Cheese Ltd.	120,697	319,974
Bendigo & Adelaide Bank Ltd.	121,545	761,859
Boral Ltd.	102,697	377,892
Breville Group Ltd.	14,551	239,578
Brickworks Ltd.	1,666	28,694
CAR Group Ltd.	13,863	300,598
Challenger Ltd.	87,422	376,649
Champion Iron Ltd.	73,653	333,783
Charter Hall Group	41,621	316,079
Charter Hall Retail REIT	49,369	105,341
Cleanaway Waste Management Ltd.	309,301	535,082
Cochlear Ltd.	2,751	573,881
Collins Foods Ltd.	24,987	160,179
Coronado Global Resources, Inc.	316,063	251,188
Credit Corp. Group Ltd.	10,795	112,968
Cromwell Property Group	358,806	93,203
CSR Ltd.	142,405	812,247
Deterra Royalties Ltd.	8,159	25,827
Dexus	125,570	570,365
Domino's Pizza Enterprises Ltd.	7,365	185,785
Eagers Automotive Ltd.	56,565	455,667
Elders Ltd.	57,581	312,848
Evolution Mining Ltd.	333,007	858,753
EVT Ltd.	19,746	151,124
FleetPartners Group Ltd. *	128,820	298,278
Flight Centre Travel Group Ltd.	14,286	194,176
G8 Education Ltd.	356,075	280,259
GPT Group	188,400	506,689
GrainCorp Ltd., Class A	103,678	569,675
GUD Holdings Ltd.	19,633	128,925
Harvey Norman Holdings Ltd.	203,551	597,791
Healius Ltd. *	258,070	198,803
Helia Group Ltd.	82,753	212,406
HomeCo Daily Needs REIT	44,069	34,552
IDP Education Ltd.	3,404	35,493
IGO Ltd.	42,978	214,060
Iluka Resources Ltd.	59,162	287,682
Inghams Group Ltd.	69,958	165,582
Insignia Financial Ltd.	193,230	302,400
IRESS Ltd. *	41,077	224,500
Johns Lyng Group Ltd.	6,377	22,868
Link Administration Holdings Ltd.	143,504	207,096
Lottery Corp. Ltd.	118,609	370,000
SECURITY	NUMBER OF SHARES	VALUE ($)
Lynas Rare Earths Ltd. *	30,810	128,827
Magellan Financial Group Ltd.	55,100	312,865
McMillan Shakespeare Ltd.	14,919	178,080
Monadelphous Group Ltd.	28,203	242,261
Myer Holdings Ltd.	56,233	27,560
National Storage REIT	73,982	102,016
New Hope Corp. Ltd.	28,780	83,722
nib holdings Ltd.	78,390	374,354
Nickel Industries Ltd.	81,459	48,925
Nine Entertainment Co. Holdings Ltd.	284,064	276,881
NRW Holdings Ltd.	211,615	377,724
Nufarm Ltd.	128,652	425,231
oOh!media Ltd.	151,005	163,850
Orora Ltd.	344,023	482,215
Perenti Ltd.	501,217	307,646
Perpetual Ltd.	16,734	254,428
Perseus Mining Ltd.	148,569	217,315
Pilbara Minerals Ltd.	11,345	28,883
Platinum Asset Management Ltd.	233,520	160,723
Premier Investments Ltd.	12,261	235,848
Qantas Airways Ltd. *	147,100	554,994
Qube Holdings Ltd.	227,177	483,266
Ramelius Resources Ltd.	183,334	243,194
REA Group Ltd.	1,607	184,207
Reece Ltd.	21,372	379,132
Region RE Ltd.	112,083	157,124
Regis Resources Ltd. *	269,509	379,624
Reliance Worldwide Corp. Ltd.	121,935	400,231
Resolute Mining Ltd. *	131,824	35,812
Sandfire Resources Ltd. *	77,854	468,916
SEEK Ltd.	25,724	397,380
Seven Group Holdings Ltd.	16,252	394,909
Sigma Healthcare Ltd.	570,693	464,705
Silver Lake Resources Ltd. *	215,584	198,939
Star Entertainment Group Ltd. *	1,107,596	285,517
Steadfast Group Ltd.	51,480	187,357
Super Retail Group Ltd.	47,582	442,435
Tabcorp Holdings Ltd.	344,428	161,611
TPG Telecom Ltd.	78,336	226,410
Ventia Services Group Pty. Ltd.	26,327	61,272
Vicinity Ltd.	582,638	713,480
Virgin Australia Holdings Pty. Ltd. *(a)	176,214	0
Washington H Soul Pattinson & Co. Ltd.	16,282	340,743
Waypoint REIT Ltd.	72,393	108,627
West African Resources Ltd. *	55,623	47,132
Westgold Resources Ltd.	99,743	142,496
Xero Ltd. *	400	31,055
Yancoal Australia Ltd.	78,919	281,736
		29,993,567

Austria 0.5%
ANDRITZ AG	13,430	733,057
AT&S Austria Technologie & Systemtechnik AG	7,910	175,648
EVN AG	7,932	243,779
Lenzing AG *	6,520	210,680
Mayr Melnhof Karton AG	2,684	321,195
See financial notes
57
Schwab Fundamental Index Funds | Semiannual Report

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Oesterreichische Post AG	8,307	264,638
Schoeller-Bleckmann Oilfield Equipment AG	596	28,990
UNIQA Insurance Group AG	27,800	243,852
Verbund AG	4,806	367,136
Vienna Insurance Group AG Wiener Versicherung Gruppe	10,020	311,928
		2,900,903

Belgium 1.1%
Ackermans & van Haaren NV	4,098	704,394
Aedifica SA	2,527	161,469
Azelis Group NV	3,465	83,257
Barco NV	12,942	179,544
Bekaert SA	13,558	678,384
bpost SA	103,747	409,106
Cofinimmo SA *	4,176	276,625
Deme Group NV	367	58,263
D'ieteren Group	2,727	588,275
Elia Group SA	4,523	435,482
Fagron	7,658	148,578
KBC Ancora	4,446	214,242
Lotus Bakeries NV	15	150,956
Melexis NV	2,150	179,667
Ontex Group NV *	51,076	515,649
Recticel SA	12,915	170,093
Sofina SA	2,306	539,791
Solvay SA	20,030	647,039
Tessenderlo Group SA	1,634	41,932
Warehouses De Pauw CVA	6,751	178,526
		6,361,272

Canada 7.0%
ADENTRA, Inc.	6,551	202,623
Advantage Energy Ltd. *	22,277	173,795
Aecon Group, Inc.	39,592	486,326
Ag Growth International, Inc.	3,019	116,251
Air Canada *	22,794	336,450
Alamos Gold, Inc., Class A	29,333	431,477
Algoma Steel Group, Inc.	70,415	538,093
Allied Properties Real Estate Investment Trust	25,580	314,582
Altus Group Ltd.	3,926	144,076
Aritzia, Inc. *	7,550	195,461
Artis Real Estate Investment Trust	42,083	198,699
Athabasca Oil Corp. *	10,864	37,880
ATS Corp. *	4,414	145,215
AutoCanada, Inc. *	15,432	270,829
Badger Infrastructure Solution	6,097	199,078
Baytex Energy Corp.	103,197	382,308
Birchcliff Energy Ltd.	60,090	247,056
BlackBerry Ltd. *	34,820	97,379
Boardwalk Real Estate Investment Trust	3,376	173,797
Bombardier, Inc., Class B *	12,385	564,259
Boralex, Inc., Class A	7,561	151,753
Boyd Group Services, Inc.	1,682	314,530
Brookfield Renewable Corp., Class A	13,481	313,168
BRP, Inc.	5,614	377,706
CAE, Inc. *	31,160	601,176
Cameco Corp.	12,585	574,194
Canaccord Genuity Group, Inc.	32,808	208,051
Canada Goose Holdings, Inc. *	7,627	86,096
Canadian Apartment Properties REIT	15,527	483,298
Canadian Western Bank	19,415	372,462
Canfor Corp. *	48,027	506,208
Capital Power Corp.	22,174	578,732
SECURITY	NUMBER OF SHARES	VALUE ($)
Capstone Copper Corp. *	12,465	86,290
Cardinal Energy Ltd.	6,982	35,806
Cascades, Inc.	66,589	446,942
Celestica, Inc. *	33,671	1,457,980
Centerra Gold, Inc.	114,125	694,706
CES Energy Solutions Corp.	85,638	352,717
Chartwell Retirement Residences	37,416	339,466
Chemtrade Logistics Income Fund	41,830	267,087
Choice Properties Real Estate Investment Trust	25,140	237,768
Chorus Aviation, Inc. *	66,789	104,309
Cineplex, Inc. *	21,818	137,724
Cogeco Communications, Inc.	4,328	171,561
Cogeco, Inc.	5,700	212,531
Colliers International Group, Inc.	2,144	223,269
Crombie Real Estate Investment Trust	24,259	226,440
Definity Financial Corp.	5,278	175,940
Descartes Systems Group, Inc. *	2,169	201,200
Doman Building Materials Group Ltd.	37,373	208,495
Dream Industrial Real Estate Investment Trust	13,582	122,437
Dundee Precious Metals, Inc.	29,962	226,785
Eldorado Gold Corp. *	26,851	382,680
Element Fleet Management Corp.	37,759	602,597
Enerflex Ltd.	58,131	339,923
Enerplus Corp.	27,702	541,906
Enghouse Systems Ltd.	5,497	119,032
Ensign Energy Services, Inc. *	118,727	219,921
EQB, Inc.	2,247	135,654
Equinox Gold Corp. *	34,985	189,328
ERO Copper Corp. *	8,116	165,486
Exchange Income Corp.	4,309	145,172
Fiera Capital Corp., Class A	27,736	138,212
First Capital Real Estate Investment Trust	43,095	462,677
First Majestic Silver Corp.	6,587	43,925
FirstService Corp.	2,299	337,673
Fortuna Silver Mines, Inc. *	51,083	231,917
GFL Environmental, Inc.	10,004	319,236
Gibson Energy, Inc.	44,615	731,781
goeasy Ltd.	1,418	181,328
Granite Real Estate Investment Trust	3,872	191,399
H&R Real Estate Investment Trust	80,738	527,834
Hudbay Minerals, Inc.	71,918	605,477
IAMGOLD Corp. *	158,745	563,878
IGM Financial, Inc.	16,890	422,173
Innergex Renewable Energy, Inc.	29,253	170,633
International Petroleum Corp. *	19,995	247,205
Kelt Exploration Ltd. *	26,585	120,696
Killam Apartment Real Estate Investment Trust	12,330	153,963
Labrador Iron Ore Royalty Corp.	1,669	36,456
Laurentian Bank of Canada	12,818	239,572
Major Drilling Group International, Inc. *	4,727	32,826
Maple Leaf Foods, Inc.	21,178	374,901
Martinrea International, Inc.	54,076	449,766
Mattr Corp. *	17,305	205,023
MDA Ltd. *	2,522	26,051
Mullen Group Ltd.	28,086	260,734
NFI Group, Inc. *	42,871	351,899
North American Construction Group Ltd.	1,072	22,582
North West Co., Inc.	14,407	408,354
NorthWest Healthcare Properties Real Estate Investment Trust	49,861	182,906
NuVista Energy Ltd. *	26,390	238,471
Obsidian Energy Ltd. *	20,321	174,330
OceanaGold Corp.	183,025	396,190
Pan American Silver Corp.	39,465	727,866
Paramount Resources Ltd., Class A	7,200	163,179
See financial notes
Schwab Fundamental Index Funds | Semiannual Report
58

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Parex Resources, Inc.	34,383	599,420
Pason Systems, Inc.	13,302	151,219
Peyto Exploration & Development Corp.	32,052	358,319
PrairieSky Royalty Ltd.	10,236	195,032
Precision Drilling Corp. *	5,508	386,178
Premium Brands Holdings Corp., Class A	7,037	461,074
Primo Water Corp.	32,300	609,093
Quebecor, Inc., Class B	13,637	282,220
RB Global, Inc.	11,706	837,570
Richelieu Hardware Ltd.	8,478	239,255
Secure Energy Services, Inc.	53,387	452,179
Shopify, Inc., Class A *	8,893	624,348
Sienna Senior Living, Inc.	17,978	174,994
Sleep Country Canada Holdings, Inc.	9,736	193,284
SmartCentres Real Estate Investment Trust	22,835	369,567
Spartan Delta Corp.	15,973	46,759
SSR Mining, Inc.	46,624	249,944
Stantec, Inc.	9,841	783,548
Stella-Jones, Inc.	10,829	629,138
Superior Plus Corp.	53,020	359,334
Tamarack Valley Energy Ltd.	16,494	44,690
TMX Group Ltd.	17,685	468,251
Torex Gold Resources, Inc. *	34,427	485,152
TransAlta Corp.	64,020	424,583
Transcontinental, Inc., Class A	54,002	535,842
Trican Well Service Ltd.	57,768	175,404
Tricon Residential, Inc.	21,161	237,027
Westshore Terminals Investment Corp.	7,602	146,225
Whitecap Resources, Inc.	41,903	317,777
Winpak Ltd.	5,863	182,579
		39,355,278

Denmark 1.9%
Alm Brand AS	101,032	175,186
Ambu AS, Class B *	1,586	25,359
D/S Norden AS	9,063	382,139
Demant AS *	8,726	416,683
Dfds AS	11,062	337,962
FLSmidth & Co. AS	13,248	661,118
Genmab AS *	1,803	500,567
GN Store Nord AS *	22,384	603,832
H Lundbeck AS	69,999	340,379
ISS AS	47,883	896,533
Jyske Bank AS	7,640	618,151
Matas AS	10,266	165,370
NKT AS *	4,769	395,609
Novonesis (Novozymes) B, Class B	28,106	1,556,418
Per Aarsleff Holding AS	7,251	339,762
Ringkjoebing Landbobank AS	1,227	206,205
Rockwool AS, B Shares	1,580	515,062
Royal Unibrew AS *	6,431	484,302
Scandinavian Tobacco Group AS, A Shares	19,017	306,932
Schouw & Co. AS	4,610	369,830
Solar AS, B Shares	2,720	127,261
Spar Nord Bank AS	8,853	156,633
Sydbank AS	8,351	424,644
Topdanmark AS	6,791	283,343
TORM PLC, Class A	1,009	34,855
Tryg AS	31,617	625,771
		10,949,906

Finland 1.1%
Cargotec OYJ, B Shares *	10,725	845,881
Kemira OYJ	29,777	648,416
SECURITY	NUMBER OF SHARES	VALUE ($)
Kojamo OYJ *	25,688	283,771
Konecranes OYJ	17,342	911,415
Mandatum OYJ *	86,958	402,988
Metsa Board OYJ, B Shares	45,033	323,836
Metso OYJ	50,423	571,651
Nokian Renkaat OYJ (b)	102,674	895,212
Orion OYJ, B Shares	14,408	550,315
TietoEVRY OYJ	25,190	475,362
Tokmanni Group Corp.	14,047	213,172
YIT OYJ	161,079	334,373
		6,456,392

France 3.8%
Aeroports de Paris SA	3,589	455,856
Air France-KLM *(b)	40,274	410,663
Alten SA	4,031	473,724
Amundi SA	13,102	914,053
Beneteau SACA	11,321	146,597
BioMerieux	4,384	466,037
Carmila SA	10,308	173,179
CGG SA *	834,956	349,353
Chargeurs SA	1,189	14,928
Cie Plastic Omnium SE	39,485	480,926
Clariane SE (b)	179,783	429,292
Coface SA	24,308	374,066
Covivio SA	10,817	538,428
Dassault Aviation SA	2,094	448,218
Derichebourg SA	59,620	252,701
Elior Group SA *	157,406	432,182
Eramet SA (b)	3,388	328,174
Euroapi SA *	4,283	13,435
Euronext NV	5,592	503,564
Eutelsat Communications SACA *(b)	127,267	511,240
Fnac Darty SA	19,409	682,827
Gaztransport Et Technigaz SA	2,240	312,212
Gecina SA	5,560	567,686
Getlink SE	24,535	417,676
ICADE	13,685	363,849
ID Logistics Group SACA *	72	26,563
Imerys SA	18,402	591,325
Ipsen SA	4,017	488,613
IPSOS SA	9,362	626,483
JCDecaux SE *	21,894	456,980
La Francaise des Jeux SAEM	8,906	335,620
Mercialys SA	30,384	328,881
Mersen SA	1,193	44,063
Metropole Television SA	29,623	418,331
Nexans SA	7,322	779,769
Nexity SA	40,067	449,395
Quadient SA	17,530	335,446
Remy Cointreau SA	2,083	197,614
Sartorius Stedim Biotech	872	187,800
SEB SA	6,531	770,817
SMCP SA *	34,656	83,442
Societe BIC SA	8,123	571,234
SOITEC *	1,008	98,565
Sopra Steria Group	2,963	648,773
SPIE SA	24,266	882,328
Technip Energies NV	8,113	191,061
Television Francaise 1 SA	57,225	522,548
Trigano SA	2,036	309,514
Ubisoft Entertainment SA *	24,581	578,868
Vallourec SACA *	20,701	356,404
Verallia SA	13,176	507,477
Vicat SACA	9,562	353,012
Virbac SACA	535	197,712
See financial notes
59
Schwab Fundamental Index Funds | Semiannual Report

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Worldline SA *	34,397	356,783
		21,756,287

Germany 3.3%
1&1 AG	26,709	466,767
AIXTRON SE	3,761	87,390
Aroundtown SA *	268,409	556,430
Auto1 Group SE *	36,476	185,711
Bechtle AG	14,555	702,419
Befesa SA	7,586	216,884
Bilfinger SE *	12,435	578,793
BRANICKS Group AG *(b)	36,111	63,577
CANCOM SE	11,933	372,621
Carl Zeiss Meditec AG, Bearer Shares	2,610	275,389
Ceconomy AG *	169,681	390,860
CompuGroup Medical SE & Co. KGaA	3,252	97,417
CTS Eventim AG & Co. KGaA	2,677	236,724
Delivery Hero SE *	7,308	204,460
Deutsche Pfandbriefbank AG (b)	54,992	260,834
Deutsche Wohnen SE	6,323	119,286
Deutz AG *	71,932	415,560
Duerr AG	17,020	435,398
DWS Group GmbH & Co. KGaA	8,772	370,126
Encavis AG *	8,172	147,120
Evotec SE *	7,295	75,176
Fielmann Group AG	3,880	180,918
Fraport AG Frankfurt Airport Services Worldwide *	6,718	336,358
Gerresheimer AG	4,444	478,605
Grand City Properties SA *	31,821	355,367
Grenke AG	6,181	143,895
Heidelberger Druckmaschinen AG *	104,626	105,399
HelloFresh SE *	29,817	199,922
Hensoldt AG	3,202	126,149
HOCHTIEF AG	5,519	581,147
Hornbach Holding AG & Co. KGaA	7,521	590,172
Hugo Boss AG	9,353	503,984
Jenoptik AG	7,468	200,219
Kontron AG	7,563	152,247
Krones AG	3,096	408,151
LEG Immobilien SE *	9,364	794,895
Mutares SE & Co. KGaA	1,390	62,298
Nemetschek SE	1,608	142,098
Nordex SE *	17,987	253,187
Norma Group SE	19,004	376,310
Qiagen NV *	14,142	590,452
Rational AG	300	255,899
RTL Group SA	18,055	556,542
SAF-Holland SE	16,160	311,314
Sartorius AG	47	10,971
Scout24 SE	5,506	404,458
Siltronic AG	5,813	453,033
Sixt SE	4,161	398,397
Stabilus SE	5,084	315,452
Stroeer SE & Co. KGaA	5,555	356,219
Suedzucker AG	23,081	329,426
Synlab AG	10,559	118,162
TAG Immobilien AG *	40,273	572,588
Talanx AG	9,897	744,398
TeamViewer SE *	6,870	90,634
Traton SE	5,256	186,662
Varta AG *(b)	1,702	16,911
Verbio SE	1,509	31,457
Vitesco Technologies Group AG, Class A	3,182	216,721
Wacker Chemie AG	3,793	406,033
		18,615,992

SECURITY	NUMBER OF SHARES	VALUE ($)
Hong Kong 2.6%
AAC Technologies Holdings, Inc.	298,000	948,425
ASMPT Ltd.	69,600	864,967
BOC Aviation Ltd.	40,500	322,126
Brightoil Petroleum Holdings Ltd. *(a)	1,150,000	0
Budweiser Brewing Co. APAC Ltd.	191,300	266,135
Cafe de Coral Holdings Ltd.	40,000	41,486
Cathay Pacific Airways Ltd.	261,363	281,370
Chow Tai Fook Jewellery Group Ltd.	298,600	406,290
CITIC Telecom International Holdings Ltd.	502,000	170,245
CK Infrastructure Holdings Ltd.	35,500	200,544
Cowell e Holdings, Inc. *	84,000	190,576
ESR Group Ltd.	33,800	37,040
Fortune Real Estate Investment Trust	254,000	124,785
Giordano International Ltd.	142,000	36,238
Hang Lung Properties Ltd.	345,000	380,781
Henderson Land Development Co. Ltd.	272,000	820,031
HKBN Ltd.	436,500	131,304
Hong Kong Resources Holdings Co. Ltd. *	5,781	702
Hysan Development Co. Ltd.	122,000	190,147
IGG, Inc. *	654,900	273,009
Jinchuan Group International Resources Co. Ltd.	4,024,000	393,047
Kerry Properties Ltd.	396,500	768,661
L'Occitane International SA	60,250	248,773
Luk Fook Holdings International Ltd.	141,000	338,028
Man Wah Holdings Ltd.	417,600	304,785
Melco International Development Ltd. *	334,000	250,891
MMG Ltd. *	1,344,000	609,402
Nexteer Automotive Group Ltd.	618,000	325,752
NWS Holdings Ltd.	298,000	252,184
Powerlong Real Estate Holdings Ltd. *(b)	5,222,000	436,053
PRADA SpA	41,800	340,892
Samsonite International SA *	103,457	363,720
Sands China Ltd. *	232,000	547,205
Sino Land Co. Ltd.	690,000	737,747
SJM Holdings Ltd. *	491,500	180,383
Swire Properties Ltd.	164,600	340,420
Texhong International Group Ltd. *	389,500	211,612
Theme International Holdings Ltd.	560,000	42,952
United Energy Group Ltd.	1,874,000	133,677
United Laboratories International Holdings Ltd.	146,000	172,265
Vitasoy International Holdings Ltd.	176,000	131,359
VSTECS Holdings Ltd.	652,000	415,174
VTech Holdings Ltd.	80,100	462,994
Wharf Holdings Ltd.	235,000	756,079
Wynn Macau Ltd. *	207,600	192,787
		14,643,043

Ireland 0.2%
AIB Group PLC	127,256	658,699
Cairn Homes PLC	226,364	381,292
Dalata Hotel Group PLC	30,291	136,224
Glenveagh Properties PLC *	21,536	29,327
Irish Continental Group PLC	24,642	131,678
		1,337,220

Israel 1.4%
Alony Hetz Properties & Investments Ltd.	20,375	131,531
Ashtrom Group Ltd. *	7,925	108,963
Azrieli Group Ltd.	2,802	180,282
Bezeq The Israeli Telecommunication Corp. Ltd.	445,614	553,556
Cellcom Israel Ltd. *	43,229	180,545
See financial notes
Schwab Fundamental Index Funds | Semiannual Report
60

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Clal Insurance Enterprises Holdings Ltd. *	15,164	252,860
Danel Adir Yeoshua Ltd.	324	29,355
Delek Automotive Systems Ltd.	27,744	156,281
Delek Group Ltd.	2,466	289,641
Delta Galil Ltd.	653	29,053
Elbit Systems Ltd.	2,176	442,942
Electra Ltd.	83	31,561
Fattal Holdings 1998 Ltd. *	196	23,780
FIBI Holdings Ltd.	5,257	218,946
First International Bank Of Israel Ltd.	6,951	275,906
Formula Systems 1985 Ltd.	2,298	167,274
Fox Wizel Ltd.	413	32,792
G City Ltd. *	54,402	157,470
Harel Insurance Investments & Financial Services Ltd.	33,076	301,547
Isracard Ltd.	39,930	146,075
Melisron Ltd.	525	36,015
Migdal Insurance & Financial Holdings Ltd.	25,550	32,442
Mivne Real Estate KD Ltd.	56,024	134,667
Mizrahi Tefahot Bank Ltd.	15,906	579,205
Nice Ltd. *	3,032	677,986
Nova Ltd. *	207	35,031
Partner Communications Co. Ltd. *	31,753	148,427
Paz Oil Co. Ltd.	3,944	392,933
Phoenix Holdings Ltd.	30,967	295,816
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	1,932	109,933
Shikun & Binui Ltd. *	58,985	126,857
Shufersal Ltd.	104,078	685,255
Strauss Group Ltd.	8,279	152,082
Tower Semiconductor Ltd. *	17,100	553,363
		7,670,372

Italy 2.5%
ACEA SpA	18,389	318,983
Alitalia - Linee Aeree Italiane SpA *(a)	14,782	0
Amplifon SpA	8,380	279,777
Anima Holding SpA	87,155	408,352
Ariston Holding NV	5,380	27,778
Azimut Holding SpA	21,098	555,984
Banca Generali SpA	8,389	328,563
Banca Mediolanum SpA	39,539	427,874
Banca Monte dei Paschi di Siena SpA *	72,626	350,295
Banca Popolare di Sondrio SpA	74,039	618,578
BFF Bank SpA	23,481	301,323
Brembo NV	30,558	388,755
Brunello Cucinelli SpA	231	23,576
Buzzi SpA	20,576	741,360
Cementir Holding NV	15,351	162,542
Credito Emiliano SpA	14,136	149,325
Danieli & C Officine Meccaniche SpA	1,972	68,186
Davide Campari-Milano NV	27,153	272,312
De' Longhi SpA	13,565	444,830
DiaSorin SpA	2,238	226,032
doValue SpA (b)	35,344	78,613
Enav SpA	54,190	222,861
ERG SpA	9,264	249,476
Esprinet SpA *	41,620	227,415
FinecoBank Banca Fineco SpA	41,408	634,361
Infrastrutture Wireless Italiane SpA	16,388	175,629
Interpump Group SpA	8,920	388,553
Iren SpA	304,061	611,230
Italgas SpA	127,684	707,772
Maire Tecnimont SpA	37,413	309,842
MFE-MediaForEurope NV, Class A	157,907	463,603
MFE-MediaForEurope NV, Class B	48,798	196,435
SECURITY	NUMBER OF SHARES	VALUE ($)
Nexi SpA *	37,056	215,598
OVS SpA	96,740	252,735
Piaggio & C SpA	45,546	132,785
Recordati Industria Chimica e Farmaceutica SpA	9,388	499,567
Reply SpA	1,971	257,332
Saipem SpA *	134,772	309,265
Salvatore Ferragamo SpA	11,462	113,736
Saras SpA	408,795	767,647
Sesa SpA	225	23,398
SOL SpA	1,296	49,855
Technogym SpA	16,443	155,066
Unieuro SpA	18,822	183,833
UnipolSai Assicurazioni SpA	114,682	328,370
Webuild SpA	94,518	237,245
		13,886,647

Japan 36.0%
77 Bank Ltd.	11,700	330,763
ABC-Mart, Inc.	17,600	350,562
Acom Co. Ltd.	131,000	337,786
Activia Properties, Inc.	73	181,182
Adastria Co. Ltd.	10,880	236,905
ADEKA Corp.	39,600	822,916
Advance Residence Investment Corp.	105	227,011
Aeon Delight Co. Ltd.	10,600	250,714
AEON Financial Service Co. Ltd.	51,000	424,533
Aeon Hokkaido Corp.	23,000	135,286
Aeon Mall Co. Ltd.	40,730	465,663
AEON REIT Investment Corp.	223	195,019
Ahresty Corp.	7,400	29,726
Ai Holdings Corp.	7,200	110,740
Aica Kogyo Co. Ltd.	18,700	433,452
Aichi Steel Corp.	13,300	291,705
Aida Engineering Ltd.	23,400	132,466
Aiful Corp.	67,700	196,650
Ain Holdings, Inc.	14,000	529,851
Aisan Industry Co. Ltd.	4,900	45,772
Alconix Corp.	25,600	223,094
Alpen Co. Ltd.	12,300	162,126
Amano Corp.	18,700	449,759
ANA Holdings, Inc.	29,200	554,566
Anritsu Corp.	49,200	375,108
AOKI Holdings, Inc.	24,400	171,895
Aoyama Trading Co. Ltd.	37,100	381,063
Aozora Bank Ltd. (b)	31,300	486,306
Arata Corp.	31,400	695,698
ARCLANDS Corp.	15,800	194,502
Arcs Co. Ltd.	35,300	692,826
ARE Holdings, Inc.	25,300	327,017
Ariake Japan Co. Ltd.	3,400	110,784
Artience Co. Ltd.	23,300	431,807
As One Corp.	8,360	137,733
Asahi Intecc Co. Ltd.	9,300	136,270
Asanuma Corp.	7,000	166,432
Asics Corp.	17,200	737,232
ASKUL Corp.	12,900	194,820
Autobacs Seven Co. Ltd.	35,100	354,900
Avex, Inc.	18,500	152,313
Awa Bank Ltd.	8,500	144,824
Axial Retailing, Inc.	10,800	72,181
Azbil Corp.	22,500	628,425
Bando Chemical Industries Ltd.	4,200	47,537
BayCurrent Consulting, Inc.	5,500	117,079
Belc Co. Ltd.	4,700	224,299
Bell System24 Holdings, Inc.	10,500	103,167
Belluna Co. Ltd.	40,200	161,867
See financial notes
61
Schwab Fundamental Index Funds | Semiannual Report

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Benesse Holdings, Inc.	4,700	77,146
Bic Camera, Inc.	88,900	863,243
BIPROGY, Inc.	15,300	445,099
BML, Inc.	10,400	192,097
Bunka Shutter Co. Ltd.	27,600	297,465
C Uyemura & Co. Ltd.	2,100	137,459
Calbee, Inc.	24,000	524,198
Canon Electronics, Inc.	9,100	129,879
Canon Marketing Japan, Inc.	20,400	560,538
Capcom Co. Ltd.	16,600	273,276
Casio Computer Co. Ltd.	86,700	722,321
Cawachi Ltd.	13,400	241,825
Central Glass Co. Ltd.	14,900	264,598
Chiba Bank Ltd.	78,300	661,405
Chori Co. Ltd.	2,200	49,088
Chudenko Corp.	12,800	258,271
Chugin Financial Group, Inc.	8,000	67,370
Chugoku Marine Paints Ltd.	15,600	204,162
Citizen Watch Co. Ltd.	94,200	625,769
CKD Corp.	19,000	355,091
Colowide Co. Ltd.	8,900	121,251
Comforia Residential REIT, Inc.	55	119,061
Concordia Financial Group Ltd.	182,500	983,335
Cosmos Pharmaceutical Corp.	4,970	458,507
Create SD Holdings Co. Ltd.	9,400	203,146
Credit Saison Co. Ltd.	45,300	836,200
CTI Engineering Co. Ltd.	700	21,280
CyberAgent, Inc.	110,400	687,854
Dai-Dan Co. Ltd.	3,500	62,023
Daihen Corp.	6,300	382,960
Daiho Corp.	4,600	96,355
Daiichikosho Co. Ltd.	20,200	235,782
Daiki Aluminium Industry Co. Ltd.	23,200	195,819
Daikokutenbussan Co. Ltd.	3,000	153,392
Daio Paper Corp.	56,400	403,797
Daiseki Co. Ltd.	6,960	132,275
Daishi Hokuetsu Financial Group, Inc.	9,100	260,827
Daiwa House REIT Investment Corp.	194	325,877
Daiwa Office Investment Corp.	29	105,731
Daiwa Securities Living Investments Corp.	176	119,506
DCM Holdings Co. Ltd.	63,800	590,680
DeNA Co. Ltd.	25,586	258,064
Descente Ltd.	5,552	125,183
Dexerials Corp.	7,100	265,942
DMG Mori Co. Ltd.	24,600	657,620
Doshisha Co. Ltd.	10,600	146,106
Doutor Nichires Holdings Co. Ltd.	12,300	164,715
DTS Corp.	9,500	259,167
Duskin Co. Ltd.	16,600	345,079
DyDo Group Holdings, Inc.	8,900	154,047
Eagle Industry Co. Ltd.	16,400	190,230
Earth Corp.	7,100	197,600
Eizo Corp.	6,550	210,463
Elecom Co. Ltd.	12,927	122,335
Elematec Corp.	2,400	29,290
en Japan, Inc.	6,800	113,050
eRex Co. Ltd. *	21,400	112,208
Exedy Corp.	26,900	492,505
Ezaki Glico Co. Ltd.	22,800	588,604
Fancl Corp.	12,900	150,667
FCC Co. Ltd.	26,800	381,333
Ferrotec Holdings Corp.	13,100	248,724
Food & Life Cos. Ltd.	12,700	240,041
Foster Electric Co. Ltd.	24,798	196,475
FP Corp.	13,660	219,795
Frontier Real Estate Investment Corp.	56	162,797
F-Tech, Inc.	6,700	30,707
Fuji Co. Ltd.	15,400	187,777
SECURITY	NUMBER OF SHARES	VALUE ($)
Fuji Corp.	30,138	505,577
Fuji Media Holdings, Inc.	23,200	275,741
Fuji Oil Co. Ltd.	78,300	238,189
Fuji Oil Holdings, Inc.	24,200	356,176
Fuji Seal International, Inc.	25,500	327,660
Fuji Soft, Inc.	8,200	320,897
Fujimi, Inc.	6,100	132,307
Fujitec Co. Ltd.	15,700	387,218
Fujitsu General Ltd.	15,210	196,199
Fukuda Denshi Co. Ltd.	800	33,173
Fukuoka Financial Group, Inc.	26,500	703,907
Fukuoka REIT Corp.	110	118,152
Fukushima Galilei Co. Ltd.	700	27,989
Fukuyama Transporting Co. Ltd.	16,399	396,247
Furukawa Co. Ltd.	4,400	55,775
Furuno Electric Co. Ltd.	2,000	26,578
Fuso Chemical Co. Ltd.	4,400	113,006
Futaba Industrial Co. Ltd.	13,800	80,930
Fuyo General Lease Co. Ltd.	2,745	235,410
Gakken Holdings Co. Ltd.	21,000	122,053
Geo Holdings Corp.	22,100	277,952
GLOBERIDE, Inc.	11,000	140,008
Glory Ltd.	23,300	419,825
GLP J-Reit	322	261,887
GMO internet group, Inc.	10,200	167,475
Godo Steel Ltd.	5,000	167,625
Goldwin, Inc.	3,000	181,969
GS Yuasa Corp.	41,200	777,338
G-Tekt Corp.	23,100	315,168
GungHo Online Entertainment, Inc.	9,750	143,340
Gunma Bank Ltd.	81,400	495,413
Gunze Ltd.	9,400	318,606
H.U. Group Holdings, Inc.	29,200	443,874
H2O Retailing Corp.	59,500	672,305
Hachijuni Bank Ltd.	70,200	468,299
Hagiwara Electric Holdings Co. Ltd.	1,300	35,732
Hakuto Co. Ltd.	3,300	113,955
Halows Co. Ltd.	900	26,385
Hamamatsu Photonics KK	12,100	443,364
Happinet Corp.	13,500	261,471
Harmonic Drive Systems, Inc.	4,300	107,392
Hazama Ando Corp.	80,300	598,721
Heiwa Corp.	16,000	200,432
Heiwa Real Estate Co. Ltd.	5,300	146,524
Heiwado Co. Ltd.	29,600	456,429
Hikari Tsushin, Inc.	3,750	609,457
Hirata Corp.	2,500	111,846
Hirogin Holdings, Inc.	10,200	73,403
Hirose Electric Co. Ltd.	5,239	556,098
Hisamitsu Pharmaceutical Co., Inc.	13,700	332,384
Hitachi Zosen Corp.	77,800	602,163
Hogy Medical Co. Ltd.	5,100	120,525
Hokkaido Electric Power Co., Inc.	207,500	1,474,435
Hokkoku Financial Holdings, Inc.	1,100	35,311
Hokuetsu Corp. (b)	58,400	492,535
Hokuhoku Financial Group, Inc.	39,100	479,638
Hokuriku Electric Power Co.	125,300	733,046
Horiba Ltd.	8,800	853,768
Hoshizaki Corp.	17,800	613,365
Hosiden Corp.	38,000	474,492
Hosokawa Micron Corp.	4,300	120,189
House Foods Group, Inc.	25,600	504,392
Hulic Co. Ltd.	71,700	660,691
Hulic Reit, Inc.	119	113,732
Hyakugo Bank Ltd.	43,200	177,664
Hyakujushi Bank Ltd.	7,500	137,401
Ibiden Co. Ltd.	15,200	577,805
Ichikoh Industries Ltd.	8,700	29,444
See financial notes
Schwab Fundamental Index Funds | Semiannual Report
62

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Idec Corp.	6,900	121,793
IDOM, Inc.	30,700	271,738
Iino Kaiun Kaisha Ltd.	23,600	189,700
Inaba Denki Sangyo Co. Ltd.	26,300	613,593
Inabata & Co. Ltd.	31,200	636,010
Inageya Co. Ltd.	5,100	41,237
Industrial & Infrastructure Fund Investment Corp.	172	142,223
Integrated Design & Engineering Holdings Co. Ltd.	7,700	228,449
Internet Initiative Japan, Inc.	16,500	279,163
Invincible Investment Corp.	335	150,094
Iriso Electronics Co. Ltd.	5,800	113,417
Ishihara Sangyo Kaisha Ltd.	21,100	244,429
Ito En Ltd.	15,200	368,832
Itochu Enex Co. Ltd.	43,500	421,036
Itoham Yonekyu Holdings, Inc.	28,500	743,733
Itoki Corp.	2,600	31,060
Iyogin Holdings, Inc.	9,200	70,213
Izumi Co. Ltd.	29,500	685,358
J Front Retailing Co. Ltd.	74,600	649,679
Jaccs Co. Ltd.	8,300	298,276
JAFCO Group Co. Ltd.	19,000	214,427
Japan Airlines Co. Ltd.	34,400	609,525
Japan Airport Terminal Co. Ltd.	3,400	120,153
Japan Aviation Electronics Industry Ltd.	17,600	282,746
Japan Excellent, Inc.	188	153,576
Japan Hotel REIT Investment Corp.	322	169,210
Japan Lifeline Co. Ltd.	20,700	151,932
Japan Logistics Fund, Inc.	71	126,594
Japan Metropolitan Fund Invest	762	460,041
Japan Petroleum Exploration Co. Ltd.	11,600	489,326
Japan Prime Realty Investment Corp.	98	212,059
Japan Real Estate Investment Corp.	133	451,022
Japan Steel Works Ltd.	20,300	492,759
Japan Wool Textile Co. Ltd.	28,000	241,721
Jeol Ltd.	5,300	209,983
JM Holdings Co. Ltd.	1,700	28,499
J-Oil Mills, Inc.	3,400	42,622
Joshin Denki Co. Ltd.	27,800	448,444
Joyful Honda Co. Ltd.	31,000	440,884
Juki Corp.	34,100	116,157
Juroku Financial Group, Inc.	1,700	51,059
JVCKenwood Corp.	86,700	440,734
Kadokawa Corp.	12,900	235,789
Kaga Electronics Co. Ltd.	7,700	303,332
Kagome Co. Ltd.	15,000	383,443
Kakaku.com, Inc.	17,700	203,595
Kaken Pharmaceutical Co. Ltd.	12,482	271,322
Kameda Seika Co. Ltd.	4,900	129,027
Kamei Corp.	7,400	95,290
Kamigumi Co. Ltd.	33,300	719,133
Kanamoto Co. Ltd.	21,600	363,290
Kandenko Co. Ltd.	67,500	752,942
Kanematsu Corp.	53,400	868,274
Kansai Paint Co. Ltd.	42,560	554,054
Kanto Denka Kogyo Co. Ltd.	25,400	173,334
Katitas Co. Ltd.	9,061	109,166
Kato Sangyo Co. Ltd.	19,800	574,199
Kawada Technologies, Inc.	1,800	34,267
KDX Realty Investment Corp.	367	361,986
Keihan Holdings Co. Ltd.	18,700	391,104
Keikyu Corp.	54,900	436,425
Keio Corp.	22,700	555,407
Keisei Electric Railway Co. Ltd.	11,100	413,507
Keiyo Bank Ltd.	31,000	152,415
KH Neochem Co. Ltd.	15,000	230,321
Kissei Pharmaceutical Co. Ltd.	6,000	137,483
SECURITY	NUMBER OF SHARES	VALUE ($)
Kitz Corp.	37,500	319,191
Kiyo Bank Ltd.	15,700	180,358
Koa Corp.	10,600	109,327
Kobayashi Pharmaceutical Co. Ltd.	9,400	333,229
Kobe Bussan Co. Ltd.	11,400	246,209
Koei Tecmo Holdings Co. Ltd.	12,960	120,546
Kohnan Shoji Co. Ltd.	16,200	457,495
Kojima Co. Ltd.	26,200	135,162
Kokuyo Co. Ltd.	33,900	579,153
Komeri Co. Ltd.	18,400	446,127
Komori Corp.	3,800	29,683
Konami Group Corp.	12,100	730,081
Konishi Co. Ltd.	4,300	36,518
Konoike Transport Co. Ltd.	18,200	263,868
Kose Corp.	6,500	335,166
KPP Group Holdings Co. Ltd.	36,500	171,695
Kumagai Gumi Co. Ltd.	24,300	640,625
Kumiai Chemical Industry Co. Ltd.	26,200	133,536
Kura Sushi, Inc.	5,000	155,198
Kureha Corp.	22,800	406,462
Kusuri No. Aoki Holdings Co. Ltd.	10,800	201,359
KYB Corp.	10,900	372,114
Kyoei Steel Ltd.	16,800	239,169
Kyokuto Kaihatsu Kogyo Co. Ltd.	16,700	272,368
Kyorin Pharmaceutical Co. Ltd.	16,900	196,925
Kyoritsu Maintenance Co. Ltd.	5,800	123,689
Kyoto Financial Group, Inc.	23,600	420,060
Kyowa Kirin Co. Ltd.	36,300	609,617
Kyudenko Corp.	17,900	742,919
Kyushu Financial Group, Inc.	58,500	391,426
LaSalle Logiport REIT	110	110,328
Lasertec Corp.	800	172,564
Lawson, Inc.	11,883	777,935
Life Corp.	16,000	399,700
Lintec Corp.	27,100	540,265
Lion Corp.	81,300	729,097
M3, Inc.	26,300	278,206
Mabuchi Motor Co. Ltd.	29,700	459,990
Macnica Holdings, Inc.	16,400	723,126
Makino Milling Machine Co. Ltd.	8,250	330,930
Mandom Corp.	17,500	144,382
Marubun Corp.	14,500	133,440
Maruha Nichiro Corp.	34,200	667,088
Marui Group Co. Ltd.	33,900	517,784
Maruichi Steel Tube Ltd.	18,600	478,922
MARUKA FURUSATO Corp.	6,600	101,312
Maruwa Co. Ltd.	700	147,509
Matsuda Sangyo Co. Ltd.	13,100	228,004
Max Co. Ltd.	9,900	220,915
Maxell Ltd.	20,700	204,232
McDonald's Holdings Co. Japan Ltd.	13,600	598,246
MCJ Co. Ltd.	31,400	274,108
Mebuki Financial Group, Inc.	223,376	790,220
Megachips Corp.	6,200	143,745
Megmilk Snow Brand Co. Ltd.	42,500	686,366
Meidensha Corp.	22,200	491,928
Meiko Electronics Co. Ltd.	7,000	228,387
Meisei Industrial Co. Ltd.	3,500	29,752
MEITEC Group Holdings, Inc.	15,000	279,750
Menicon Co. Ltd.	10,000	96,486
METAWATER Co. Ltd.	8,100	100,763
Mimasu Semiconductor Industry Co. Ltd.	6,000	138,394
Mirait One Corp.	55,200	673,992
Mirarth Holdings, Inc.	46,800	143,500
Mitsuba Corp.	6,400	58,763
Mitsubishi HC Capital, Inc.	81,100	525,207
Mitsubishi Logisnext Co. Ltd.	30,300	298,837
Mitsubishi Logistics Corp.	18,400	610,442
See financial notes
63
Schwab Fundamental Index Funds | Semiannual Report

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Mitsubishi Paper Mills Ltd.	8,400	30,547
Mitsubishi Pencil Co. Ltd.	11,300	172,375
Mitsubishi Shokuhin Co. Ltd.	26,500	939,646
Mitsuboshi Belting Ltd.	4,500	138,018
Mitsui DM Sugar Holdings Co. Ltd.	1,300	25,265
Mitsui E&S Co. Ltd.	44,600	483,493
Mitsui High-Tec, Inc.	2,270	101,641
Mitsui Matsushima Holdings Co. Ltd.	7,100	142,803
Mitsui-Soko Holdings Co. Ltd.	11,400	336,264
Miura Co. Ltd.	16,800	264,319
MIXI, Inc.	19,000	289,975
Mizuho Leasing Co. Ltd.	30,000	214,303
Mizuno Corp.	9,500	461,071
Mochida Pharmaceutical Co. Ltd.	9,600	193,662
Modec, Inc.	14,100	278,184
MonotaRO Co. Ltd.	16,900	202,544
Mori Hills REIT Investment Corp.	117	101,816
Morinaga & Co. Ltd.	24,700	399,170
MOS Food Services, Inc.	6,000	132,708
Musashi Seimitsu Industry Co. Ltd.	25,800	273,386
Musashino Bank Ltd.	7,800	152,734
Nabtesco Corp.	39,000	643,186
Nachi-Fujikoshi Corp.	14,100	304,785
Nakanishi, Inc.	8,100	124,431
Nankai Electric Railway Co. Ltd.	24,200	421,382
Nanto Bank Ltd.	8,800	169,134
NEC Networks & System Integration Corp.	19,600	325,596
NET One Systems Co. Ltd.	21,748	364,524
Nexon Co. Ltd.	34,322	535,126
Nextage Co. Ltd.	7,700	135,187
Nichias Corp.	23,300	638,646
Nichicon Corp.	23,200	196,394
Nichiha Corp.	13,100	305,454
Nichireki Co. Ltd.	2,000	30,511
Nifco, Inc.	23,700	572,910
Nihon Kohden Corp.	19,200	522,018
Nihon M&A Center Holdings, Inc.	30,700	168,031
Nihon Parkerizing Co. Ltd.	33,900	260,695
Nikkiso Co. Ltd.	32,900	262,746
Nikkon Holdings Co. Ltd.	21,900	429,856
Nippn Corp.	27,400	422,834
Nippon Accommodations Fund, Inc.	39	162,416
Nippon Building Fund, Inc.	142	542,553
Nippon Carbon Co. Ltd.	3,700	130,460
Nippon Chemi-Con Corp. *	17,600	177,879
Nippon Denko Co. Ltd.	63,700	125,629
Nippon Densetsu Kogyo Co. Ltd.	19,100	262,157
Nippon Electric Glass Co. Ltd.	40,700	1,007,085
Nippon Gas Co. Ltd.	22,000	358,803
Nippon Kanzai Holdings Co. Ltd.	6,600	108,498
Nippon Kayaku Co. Ltd.	69,300	564,478
Nippon Light Metal Holdings Co. Ltd.	72,800	863,844
Nippon Prologis REIT, Inc.	156	269,636
NIPPON REIT Investment Corp.	51	115,186
Nippon Road Co. Ltd.	10,400	124,671
Nippon Seiki Co. Ltd.	9,200	83,659
Nippon Sheet Glass Co. Ltd. *	108,400	361,339
Nippon Shinyaku Co. Ltd.	10,100	279,470
Nippon Shokubai Co. Ltd.	78,584	746,947
Nippon Soda Co. Ltd.	10,000	366,836
Nippon Thompson Co. Ltd.	33,000	136,747
Nippon Yakin Kogyo Co. Ltd.	7,010	207,391
Nipro Corp.	64,700	523,481
Nishimatsu Construction Co. Ltd.	12,700	367,218
Nishimatsuya Chain Co. Ltd.	15,900	220,488
Nishi-Nippon Financial Holdings, Inc.	31,800	402,030
Nishi-Nippon Railroad Co. Ltd.	27,600	429,981
Nishio Holdings Co. Ltd.	10,300	263,183
SECURITY	NUMBER OF SHARES	VALUE ($)
Nissha Co. Ltd.	24,100	259,406
Nisshin Oillio Group Ltd.	14,600	469,019
Nisshinbo Holdings, Inc.	85,600	648,934
Nitta Corp.	7,200	185,773
Nittetsu Mining Co. Ltd.	7,200	226,306
Nitto Boseki Co. Ltd.	7,600	272,400
Nitto Kogyo Corp.	9,700	260,184
Noevir Holdings Co. Ltd.	3,400	112,497
NOF Corp.	36,600	491,023
Nojima Corp.	55,500	663,112
Nomura Co. Ltd.	29,100	156,628
Nomura Real Estate Holdings, Inc.	33,900	949,102
Nomura Real Estate Master Fund, Inc.	496	474,136
Noritake Co. Ltd.	13,400	351,770
Noritz Corp.	23,100	260,860
North Pacific Bank Ltd.	70,800	203,619
NPR-RIKEN Corp.	2,600	47,836
NS Solutions Corp.	8,500	276,859
NS United Kaiun Kaisha Ltd.	5,400	163,401
NSD Co. Ltd.	10,600	207,187
NTN Corp.	309,403	614,018
NTT UD REIT Investment Corp.	163	124,966
Obic Co. Ltd.	2,700	346,860
Odakyu Electric Railway Co. Ltd.	49,700	558,761
Ogaki Kyoritsu Bank Ltd.	10,700	153,257
Oiles Corp.	10,500	158,818
Okamura Corp.	28,900	437,668
Oki Electric Industry Co. Ltd.	78,100	558,159
Okinawa Cellular Telephone Co.	6,800	146,111
Okinawa Electric Power Co., Inc.	43,782	326,629
OKUMA Corp.	10,000	449,139
Okumura Corp.	14,100	441,132
Onoken Co. Ltd.	23,600	276,105
Onward Holdings Co. Ltd.	55,000	211,710
Open House Group Co. Ltd.	18,800	571,712
Open Up Group, Inc.	2,000	25,336
Oracle Corp.	4,300	322,692
Organo Corp.	4,100	188,085
Orient Corp.	28,760	187,698
Oriental Land Co. Ltd.	21,700	598,740
Oriental Shiraishi Corp.	10,200	24,475
Orix JREIT, Inc.	300	316,224
Osaka Soda Co. Ltd.	4,900	287,377
OSG Corp.	27,600	355,938
Outsourcing, Inc. *	6,500	71,776
Pacific Industrial Co. Ltd.	31,900	329,024
Pack Corp.	6,000	139,345
PAL GROUP Holdings Co. Ltd.	1,800	21,481
Paramount Bed Holdings Co. Ltd.	11,900	202,758
Park24 Co. Ltd. *	21,900	235,854
Pasona Group, Inc.	11,100	155,764
Penta-Ocean Construction Co. Ltd.	140,400	704,597
PHC Holdings Corp.	12,600	90,907
Pigeon Corp.	31,900	290,769
Pilot Corp.	10,600	283,706
Piolax, Inc.	8,900	151,198
Pola Orbis Holdings, Inc.	25,200	231,239
Press Kogyo Co. Ltd.	75,100	369,508
Pressance Corp.	2,500	28,970
Prima Meat Packers Ltd.	26,400	386,166
Qol Holdings Co. Ltd.	13,600	152,557
Raito Kogyo Co. Ltd.	17,800	231,288
Rakuten Group, Inc. *	133,883	643,903
Relo Group, Inc.	17,700	153,859
Resorttrust, Inc.	12,188	201,716
Restar Corp.	3,500	66,230
Retail Partners Co. Ltd.	29,500	315,556
Riken Technos Corp.	6,100	39,005
See financial notes
Schwab Fundamental Index Funds | Semiannual Report
64

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Rinnai Corp.	33,800	732,361
Rohto Pharmaceutical Co. Ltd.	21,800	425,327
Round One Corp.	32,000	140,567
Ryobi Ltd.	20,300	352,609
Ryoyo Ryosan Holdings, Inc.	23,980	422,689
S Foods, Inc.	15,500	299,223
Saibu Gas Holdings Co. Ltd.	14,500	180,801
Saizeriya Co. Ltd.	5,200	175,591
Sakai Chemical Industry Co. Ltd.	14,100	183,417
Sakai Moving Service Co. Ltd.	6,700	117,938
Sakata INX Corp.	6,800	69,064
Sakata Seed Corp.	6,100	140,546
SAMTY Co. Ltd.	6,900	117,706
San-A Co. Ltd.	9,400	282,107
San-Ai Obbli Co. Ltd.	71,400	936,677
Sangetsu Corp.	17,200	365,650
San-In Godo Bank Ltd.	30,900	240,694
Sanken Electric Co. Ltd.	4,200	181,328
Sanki Engineering Co. Ltd.	31,200	437,976
Sankyo Co. Ltd.	30,400	330,205
Sanoh Industrial Co. Ltd.	20,452	146,645
Santen Pharmaceutical Co. Ltd.	87,000	840,340
Sanyo Chemical Industries Ltd.	7,450	194,819
Sanyo Denki Co. Ltd.	3,500	165,021
Sanyo Special Steel Co. Ltd.	12,500	169,090
Sapporo Holdings Ltd.	14,000	506,039
Sato Holdings Corp.	11,700	162,124
Sawai Group Holdings Co. Ltd.	2,700	100,617
SBS Holdings, Inc.	6,900	118,939
SCREEN Holdings Co. Ltd.	11,000	1,134,949
Scroll Corp.	20,000	118,765
SCSK Corp.	26,528	482,258
Sega Sammy Holdings, Inc.	39,700	519,632
Seibu Holdings, Inc.	44,755	696,571
Seiko Group Corp.	12,900	341,220
Seiren Co. Ltd.	13,600	226,549
Sekisui House Reit, Inc.	347	177,803
Sekisui Jushi Corp.	10,100	165,074
Senko Group Holdings Co. Ltd.	70,400	515,937
Senshu Ikeda Holdings, Inc.	65,700	167,249
Seria Co. Ltd.	22,800	386,488
Seven Bank Ltd.	155,100	277,253
Sharp Corp. *	124,100	651,421
Shibaura Machine Co. Ltd.	7,200	161,182
Shiga Bank Ltd.	7,700	199,137
Shikoku Electric Power Co., Inc.	109,500	907,497
Shinagawa Refractories Co. Ltd.	2,000	24,372
Shindengen Electric Manufacturing Co. Ltd.	6,200	116,150
Shin-Etsu Polymer Co. Ltd.	12,300	120,065
Shinko Electric Industries Co. Ltd.	8,700	305,459
Shinmaywa Industries Ltd.	35,400	269,897
Shinnihon Corp.	3,500	35,131
Shinsho Corp.	1,000	43,547
Ship Healthcare Holdings, Inc.	32,900	489,483
Shizuoka Financial Group, Inc.	14,700	137,208
Shizuoka Gas Co. Ltd.	38,600	236,189
SHO-BOND Holdings Co. Ltd.	5,200	200,808
Shoei Foods Corp.	4,900	133,797
Showa Sangyo Co. Ltd.	3,300	73,984
Siix Corp.	21,700	223,711
Sinfonia Technology Co. Ltd.	12,300	261,014
Sintokogio Ltd.	5,500	43,781
SKY Perfect JSAT Holdings, Inc.	51,700	304,239
Skylark Holdings Co. Ltd.	43,500	619,904
Socionext, Inc.	3,100	90,630
Sodick Co. Ltd.	30,400	140,762
Sohgo Security Services Co. Ltd.	135,100	751,390
SECURITY	NUMBER OF SHARES	VALUE ($)
Sotetsu Holdings, Inc.	18,200	290,120
Square Enix Holdings Co. Ltd.	16,100	581,969
Star Micronics Co. Ltd.	12,900	153,170
Starts Corp., Inc.	12,900	291,011
Sugi Holdings Co. Ltd.	47,300	693,998
Sumida Corp.	13,126	103,677
Sumitomo Bakelite Co. Ltd.	17,200	489,906
Sumitomo Densetsu Co. Ltd.	1,600	35,938
Sumitomo Mitsui Construction Co. Ltd.	153,980	396,562
Sumitomo Osaka Cement Co. Ltd.	23,200	576,013
Sumitomo Pharma Co. Ltd. *	161,331	407,152
Sumitomo Riko Co. Ltd.	7,600	63,275
Sumitomo Seika Chemicals Co. Ltd.	5,800	184,705
Sumitomo Warehouse Co. Ltd.	18,500	306,361
Sun Frontier Fudousan Co. Ltd.	10,200	126,862
Suruga Bank Ltd.	48,000	292,747
SWCC Corp.	12,100	319,041
Systena Corp.	55,000	91,643
Tachibana Eletech Co. Ltd.	2,700	51,508
Tachi-S Co. Ltd.	25,600	324,761
Tadano Ltd.	40,500	324,991
Taikisha Ltd.	12,700	374,582
Taiyo Holdings Co. Ltd.	7,600	154,875
Takamatsu Construction Group Co. Ltd.	11,600	195,328
Takara Holdings, Inc.	70,663	464,214
Takara Standard Co. Ltd.	25,400	309,858
Takasago Thermal Engineering Co. Ltd.	21,100	707,359
Takashimaya Co. Ltd.	53,600	759,796
Takeuchi Manufacturing Co. Ltd.	9,000	341,399
Takuma Co. Ltd.	23,700	296,576
Tama Home Co. Ltd.	4,110	113,727
Tamura Corp.	37,200	152,936
Tanseisha Co. Ltd.	27,400	152,971
TBS Holdings, Inc.	10,300	268,436
TechnoPro Holdings, Inc.	14,800	252,094
T-Gaia Corp.	15,200	204,792
THK Co. Ltd.	36,500	796,397
TKC Corp.	5,800	133,475
Toa Corp.	30,800	212,807
TOA ROAD Corp.	4,500	37,044
Toagosei Co. Ltd.	53,300	536,164
Tobishima Corp.	3,600	31,256
Tocalo Co. Ltd.	14,500	167,085
Toda Corp.	107,300	700,832
Toei Co. Ltd.	6,500	154,295
Toho Co Ltd./Kobe	1,400	28,399
Toho Co. Ltd.	15,300	512,586
Toho Holdings Co. Ltd.	41,200	987,040
Toho Zinc Co. Ltd. *	17,100	112,858
Tokai Carbon Co. Ltd.	81,700	542,029
TOKAI Holdings Corp.	59,600	366,579
Tokai Rika Co. Ltd.	39,169	533,340
Tokai Tokyo Financial Holdings, Inc.	43,400	159,040
Token Corp.	6,150	421,995
Tokuyama Corp.	49,100	1,013,135
Tokyo Century Corp.	48,900	486,718
Tokyo Kiraboshi Financial Group, Inc.	1,100	32,652
Tokyo Ohka Kogyo Co. Ltd.	16,700	442,855
Tokyo Seimitsu Co. Ltd.	7,200	468,524
Tokyo Steel Manufacturing Co. Ltd.	24,700	262,013
Tokyo Tatemono Co. Ltd.	54,100	900,222
Tokyo Tekko Co. Ltd.	900	26,269
Tokyu Construction Co. Ltd.	54,400	292,744
Tomen Devices Corp.	900	38,200
Tomy Co. Ltd.	25,500	407,723
Topcon Corp.	28,900	339,438
Topre Corp.	35,200	568,187
Topy Industries Ltd.	3,300	55,969
See financial notes
65
Schwab Fundamental Index Funds | Semiannual Report

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Toridoll Holdings Corp.	1,000	24,030
Toshiba TEC Corp.	11,900	239,356
Totetsu Kogyo Co. Ltd.	14,700	293,664
Towa Pharmaceutical Co. Ltd.	10,800	194,403
Toyo Construction Co. Ltd.	29,400	238,213
Toyo Tire Corp.	46,400	877,846
Toyobo Co. Ltd.	90,700	643,635
Toyota Boshoku Corp.	41,600	615,194
TPR Co. Ltd.	27,100	400,489
Trancom Co. Ltd.	4,100	149,085
Transcosmos, Inc.	14,100	304,803
Trend Micro, Inc.	15,600	768,740
Trusco Nakayama Corp.	19,100	315,958
TS Tech Co. Ltd.	62,100	764,646
TSI Holdings Co. Ltd.	51,000	284,617
Tsubaki Nakashima Co. Ltd.	25,800	138,494
Tsubakimoto Chain Co.	20,100	692,003
Tsugami Corp.	18,800	162,317
Tsumura & Co.	20,790	500,970
TV Asahi Holdings Corp.	13,790	180,857
UACJ Corp.	23,230	709,691
Uchida Yoko Co. Ltd.	4,400	195,010
Ulvac, Inc.	13,200	789,304
Unipres Corp.	51,400	380,276
United Arrows Ltd.	15,600	179,781
United Super Markets Holdings, Inc.	67,200	383,542
United Urban Investment Corp.	338	323,870
Ushio, Inc.	29,200	384,093
USS Co. Ltd.	55,746	425,860
UT Group Co. Ltd.	6,300	132,110
V Technology Co. Ltd.	8,100	130,133
Valor Holdings Co. Ltd.	42,200	646,530
Valqua Ltd.	4,400	122,988
VT Holdings Co. Ltd.	57,600	190,642
Wacoal Holdings Corp.	16,900	369,884
Wacom Co. Ltd.	47,600	182,809
Wakita & Co. Ltd.	4,000	39,690
Warabeya Nichiyo Holdings Co. Ltd.	14,500	220,667
Welcia Holdings Co. Ltd.	36,500	536,652
Workman Co. Ltd.	6,600	162,146
World Co. Ltd.	13,600	179,377
Xebio Holdings Co. Ltd.	26,614	170,558
YAMABIKO Corp.	20,600	272,610
Yamaguchi Financial Group, Inc.	36,700	370,729
Yamaichi Electronics Co. Ltd.	1,800	31,043
Yamato Kogyo Co. Ltd.	6,300	338,494
Yamazen Corp.	56,900	499,722
Yaoko Co. Ltd.	7,792	421,254
Yellow Hat Ltd.	18,200	236,582
Yodogawa Steel Works Ltd.	13,800	433,126
Yokogawa Bridge Holdings Corp.	13,500	244,855
Yokorei Co. Ltd.	5,300	34,951
Yokowo Co. Ltd.	13,600	144,407
Yoshinoya Holdings Co. Ltd.	12,100	221,598
Yuasa Trading Co. Ltd.	13,000	475,056
Zenkoku Hosho Co. Ltd.	5,900	207,160
Zensho Holdings Co. Ltd.	9,200	356,585
Zeon Corp.	62,500	622,883
ZERIA Pharmaceutical Co. Ltd.	8,000	106,096
Zojirushi Corp.	13,200	128,759
ZOZO, Inc.	11,200	241,231
		204,044,958

Luxembourg 0.0%
Espirito Santo Financial Group SA *(a)	69,773	0

SECURITY	NUMBER OF SHARES	VALUE ($)
Netherlands 1.8%
Adyen NV *	486	582,228
Allfunds Group PLC	28,828	181,169
AMG Critical Materials NV	5,062	118,807
Arcadis NV	11,722	723,939
Basic-Fit NV *(b)	4,444	97,279
BE Semiconductor Industries NV	3,843	509,866
Corbion NV	14,320	311,006
DSM-Firmenich AG	26,253	2,944,392
Eurocommercial Properties NV	9,665	219,820
Flow Traders Ltd.	2,975	61,244
Fugro NV	19,976	484,523
JDE Peet's NV	15,995	355,402
Just Eat Takeaway.com NV *	23,658	345,584
Koninklijke BAM Groep NV	163,460	666,328
Koninklijke Heijmans NV *	16,088	301,935
Koninklijke Vopak NV	13,572	538,965
OCI NV	20,002	537,985
PostNL NV	245,895	330,837
TKH Group NV *	10,916	470,196
Van Lanschot Kempen NV	5,240	185,622
Wereldhave NV	11,143	154,703
		10,121,830

New Zealand 0.8%
a2 Milk Co. Ltd. *	102,703	404,864
Auckland International Airport Ltd.	63,230	292,477
Contact Energy Ltd.	148,442	758,360
EBOS Group Ltd.	31,533	651,443
Fisher & Paykel Healthcare Corp. Ltd.	42,065	704,494
Genesis Energy Ltd.	43,722	59,906
Infratil Ltd.	38,724	248,637
Mainfreight Ltd.	12,144	485,362
Mercury NZ Ltd.	85,812	322,603
Meridian Energy Ltd.	176,061	622,464
Ryman Healthcare Ltd. *	42,535	101,528
		4,652,138

Norway 1.6%
Aker ASA, A Shares	3,180	176,540
Aker Solutions ASA	53,552	201,853
Austevoll Seafood ASA	45,150	360,521
Bakkafrost P	5,472	332,337
Bluenord ASA *	753	38,570
Borregaard ASA	13,504	231,459
BW LPG Ltd.	20,994	304,464
DNO ASA	362,795	335,843
Elkem ASA	205,174	358,504
Europris ASA *	36,040	226,825
Frontline PLC	3,516	83,312
Gjensidige Forsikring ASA	27,364	438,735
Golden Ocean Group Ltd.	7,991	112,832
Grieg Seafood ASA	16,814	108,980
Hafnia Ltd.	8,136	61,343
Hoegh Autoliners ASA	2,555	26,818
Kongsberg Gruppen ASA	6,025	425,324
Leroy Seafood Group ASA	94,640	417,173
MPC Container Ships ASA	41,263	66,326
Nordic Semiconductor ASA *	4,688	51,252
Norske Skog ASA	17,027	56,970
Odfjell Drilling Ltd.	35,376	161,244
PGS ASA *	343,843	264,232
Protector Forsikring ASA	1,272	25,713
Salmar ASA	7,910	497,627
Scatec ASA *	4,441	32,411
See financial notes
Schwab Fundamental Index Funds | Semiannual Report
66

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Schibsted ASA, A Shares	8,954	256,163
Schibsted ASA, B Shares	11,129	311,774
SpareBank 1 Nord Norge	27,506	248,553
SpareBank 1 SMN	26,844	352,797
SpareBank 1 SR-Bank ASA	28,571	345,953
Stolt-Nielsen Ltd.	7,640	326,687
Storebrand ASA	68,239	655,067
TGS ASA	31,313	353,220
TOMRA Systems ASA	23,252	284,851
Var Energi ASA	111,175	360,932
Wallenius Wilhelmsen ASA	27,340	275,383
		9,168,588

Poland 1.3%
Alior Bank SA *	22,226	566,213
Allegro.eu SA *	19,364	161,421
Asseco Poland SA	23,781	467,368
Bank Handlowy w Warszawie SA	914	25,185
Bank Polska Kasa Opieki SA	24,207	1,002,177
Budimex SA	227	38,400
CCC SA *	10,486	243,065
CD Projekt SA	3,605	104,878
Cyfrowy Polsat SA *	158,843	391,457
Dino Polska SA *	2,105	201,664
Enea SA *	214,177	446,820
Eurocash SA	10,382	34,904
Grupa Azoty SA *	44,999	243,053
Grupa Kety SA	2,080	431,006
Jastrzebska Spolka Weglowa SA *	36,030	271,248
KRUK SA	1,536	174,598
LPP SA	95	366,053
mBank SA *	1,367	229,572
Orange Polska SA	292,017	564,481
Pepco Group NV *	24,284	114,493
Santander Bank Polska SA	3,499	479,478
Tauron Polska Energia SA *	716,526	514,908
		7,072,442

Portugal 0.3%
Banco Comercial Portugues SA, Class R *	268,749	93,834
EDP Renovaveis SA	16,380	224,245
Navigator Co. SA	77,474	342,187
NOS SGPS SA	91,929	317,866
REN - Redes Energeticas Nacionais SGPS SA	101,841	245,896
Sonae SGPS SA	545,790	546,481
		1,770,509

Republic of Korea 7.9%
Amorepacific Corp.	8,493	1,035,171
AMOREPACIFIC Group	16,771	404,868
Asia Paper Manufacturing Co. Ltd.	19,945	122,519
Asiana Airlines, Inc. *	30,929	244,695
BGF retail Co. Ltd.	2,920	275,285
BH Co. Ltd.	7,458	93,189
Binggrae Co. Ltd.	751	38,667
Celltrion, Inc.	5,471	742,876
Cheil Worldwide, Inc.	25,775	351,547
Chong Kun Dang Pharmaceutical Corp.	2,231	167,459
CJ ENM Co. Ltd. *	8,051	440,465
CJ Logistics Corp.	6,859	605,071
Com2uSCorp	3,777	108,419
Cosmax, Inc.	1,471	148,411
Daeduck Electronics Co. Ltd.	9,627	159,740
Daesang Corp.	19,193	303,673
SECURITY	NUMBER OF SHARES	VALUE ($)
Daesang Holdings Co. Ltd.	19,794	123,883
Daewoo Engineering & Construction Co. Ltd. *	158,084	435,575
Daou Data Corp.	4,694	42,147
Daou Technology, Inc.	20,240	287,890
DB HiTek Co. Ltd.	7,841	231,706
DGB Financial Group, Inc.	96,209	587,678
DL Holdings Co. Ltd.	7,017	269,265
Dongjin Semichem Co. Ltd.	3,981	123,080
Doosan Bobcat, Inc.	9,264	346,241
Doosan Co. Ltd.	5,446	594,893
E1 Corp.	1,009	50,077
Ecopro BM Co. Ltd. *	172	29,237
Ecopro Co. Ltd. *	465	35,149
F&F Co. Ltd.	1,260	59,644
Fila Holdings Corp.	18,254	537,354
Gradiant Corp.	13,728	160,765
Green Cross Corp.	1,345	110,506
Green Cross Holdings Corp.	11,593	134,103
GS Global Corp.	60,823	108,046
GS Retail Co. Ltd.	29,871	428,193
Handsome Co. Ltd.	12,131	171,764
Hanjin Transportation Co. Ltd.	4,167	62,561
Hanmi Pharm Co. Ltd.	605	137,821
Hanon Systems	58,252	233,291
Hansol Chemical Co. Ltd.	1,169	162,145
Hanwha Aerospace Co. Ltd.	4,557	692,192
Hanwha General Insurance Co. Ltd.	105,489	383,649
Hanwha Life Insurance Co. Ltd.	293,355	622,264
Hanwha Systems Co. Ltd.	2,130	30,098
Harim Holdings Co. Ltd.	57,812	274,678
HD Hyundai Construction Equipment Co. Ltd.	6,187	243,244
HD Hyundai Heavy Industries Co. Ltd. *	1,480	146,372
HD Hyundai Infracore Co. Ltd.	42,993	255,777
HD HYUNDAI MIPO *	3,902	210,111
HD Korea Shipbuilding & Offshore Engineering Co. Ltd. *	11,517	1,087,394
HDC Hyundai Development Co-Engineering & Construction, Class E	46,723	592,574
Hite Jinro Co. Ltd.	10,332	156,651
HL Mando Co. Ltd.	19,784	557,950
Hotel Shilla Co. Ltd.	5,671	242,934
HYBE Co. Ltd.	205	29,737
Hyosung Advanced Materials Corp.	833	219,783
Hyosung Corp.	5,223	226,798
Hyosung Heavy Industries Corp.	1,796	400,785
Hyosung TNC Corp.	2,507	664,247
HYUNDAI Corp.	10,390	128,450
Hyundai Department Store Co. Ltd.	9,186	347,467
Hyundai Elevator Co. Ltd.	5,981	174,362
Hyundai Green Food	23,912	210,024
Hyundai Rotem Co. Ltd.	6,923	185,612
Hyundai Wia Corp.	13,602	566,190
Innocean Worldwide, Inc.	8,876	145,572
INTOPS Co. Ltd.	5,749	110,292
IS Dongseo Co. Ltd.	7,043	136,136
JB Financial Group Co. Ltd.	56,694	543,970
Kakao Corp.	14,189	492,768
Kangwon Land, Inc.	21,485	237,412
KCC Corp.	2,043	369,826
KCC Glass Corp.	5,970	173,212
KEPCO Plant Service & Engineering Co. Ltd.	8,171	207,328
KG Chemical Corp.	25,184	103,453
KG Dongbusteel	8,010	40,828
See financial notes
67
Schwab Fundamental Index Funds | Semiannual Report

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
KISWIRE Ltd.	9,048	167,929
KIWOOM Securities Co. Ltd.	3,563	338,355
Kolmar Korea Co. Ltd.	3,371	121,698
Kolon Industries, Inc.	15,354	441,954
Korea Aerospace Industries Ltd.	5,966	222,144
Korea Electric Terminal Co. Ltd.	3,258	151,097
Korea Investment Holdings Co. Ltd.	14,314	691,846
Korea Line Corp. *	77,760	100,597
Korea Petrochemical Ind Co. Ltd.	2,905	284,823
Korean Reinsurance Co.	63,386	374,653
Krafton, Inc. *	2,353	404,967
Kukdo Chemical Co. Ltd.	3,534	94,831
Kumho Tire Co., Inc. *	36,086	182,721
Kwang Dong Pharmaceutical Co. Ltd.	25,534	125,807
L&F Co. Ltd. *	256	29,947
LG Energy Solution Ltd. *	1,448	402,861
LIG Nex1 Co. Ltd.	269	31,142
Lotte Chilsung Beverage Co. Ltd.	1,420	129,926
Lotte Corp.	13,786	274,789
LOTTE Fine Chemical Co. Ltd.	7,886	255,962
Lotte Rental Co. Ltd.	11,375	223,164
LS Corp.	9,608	949,343
LS Electric Co. Ltd.	5,120	646,030
LX Hausys Ltd.	8,748	271,998
LX International Corp.	29,307	589,700
LX Semicon Co. Ltd.	3,316	174,563
Mcnex Co. Ltd.	6,369	117,155
Meritz Financial Group, Inc.	19,546	1,117,590
Mirae Asset Securities Co. Ltd.	71,809	391,365
Namyang Dairy Products Co. Ltd.	67	24,998
NCSoft Corp.	3,544	447,785
Netmarble Corp. *	3,180	127,326
Nexen Tire Corp.	22,805	153,218
NH Investment & Securities Co. Ltd.	43,545	391,408
NHN Corp.	7,825	133,535
NongShim Co. Ltd.	1,049	301,209
OCI Holdings Co. Ltd.	4,342	295,830
Orion Corp.	4,548	304,370
Orion Holdings Corp.	14,456	153,665
Ottogi Corp.	167	50,202
Pan Ocean Co. Ltd.	91,073	269,245
Partron Co. Ltd.	28,550	165,073
Poongsan Corp.	13,892	649,132
POSCO Future M Co. Ltd.	462	92,944
Posco International Corp.	20,712	683,114
S-1 Corp.	8,212	353,704
Samchully Co. Ltd.	2,787	185,074
Samsung Biologics Co. Ltd. *	56	31,475
Samsung Card Co. Ltd.	13,070	368,151
Samsung E&A Co. Ltd. *	30,202	572,609
Samsung Heavy Industries Co. Ltd. *	70,555	478,042
Samsung Securities Co. Ltd.	16,718	457,336
SAMT Co. Ltd.	63,682	168,544
Samyang Corp.	3,492	127,284
SD Biosensor, Inc. *	18,221	138,290
SeAH Besteel Holdings Corp.	10,489	167,733
SeAH Steel Corp.	1,054	104,287
Sebang Global Battery Co. Ltd.	4,186	307,574
Seegene, Inc.	9,414	150,244
Seohee Construction Co. Ltd.	168,184	169,170
Seoul Semiconductor Co. Ltd.	20,901	147,334
Seoyon Co. Ltd.	3,101	20,833
Seoyon E-Hwa Co. Ltd.	8,696	114,435
SFA Engineering Corp.	9,436	175,113
Shinsegae, Inc.	4,681	560,556
SIMMTECH Co. Ltd.	4,845	105,691
SK Chemicals Co. Ltd.	4,352	189,137
SK Discovery Co. Ltd.	11,445	375,385
SECURITY	NUMBER OF SHARES	VALUE ($)
SK Gas Ltd.	2,131	254,561
SK Networks Co. Ltd.	149,262	541,824
SK Square Co. Ltd. *	3,356	184,387
SKC Co. Ltd. *	3,701	292,518
SL Corp.	5,928	142,937
SNT Motiv Co. Ltd.	3,708	123,752
Songwon Industrial Co. Ltd.	8,620	89,341
Soulbrain Co. Ltd.	992	214,155
Sungwoo Hitech Co. Ltd.	35,196	238,096
TKG Huchems Co. Ltd.	9,120	130,127
Unid Co. Ltd.	2,582	178,743
WONIK IPS Co. Ltd. *	7,178	191,169
Young Poong Corp.	448	131,613
Youngone Corp.	11,457	317,049
Youngone Holdings Co. Ltd.	3,887	238,838
Yuhan Corp.	5,977	310,908
		44,515,239

Singapore 1.3%
AEM Holdings Ltd.	13,400	22,933
CapitaLand Ascendas REIT	268,121	507,880
CapitaLand Ascott Trust	238,404	158,346
CapitaLand China Trust	186,700	90,692
CapitaLand Integrated Commercial Trust	317,101	452,026
CapitaLand Investment Ltd. *	214,998	415,774
City Developments Ltd.	80,500	360,796
ESR-LOGOS REIT	116,900	24,835
First Resources Ltd.	131,900	135,885
Frasers Logistics & Commercial Trust	176,100	127,564
Genting Singapore Ltd.	729,600	486,913
Geo Energy Resources Ltd.	95,900	21,427
Keppel DC REIT	21,500	26,818
Keppel Infrastructure Trust	763,615	264,909
Keppel Ltd.	216,000	1,080,412
Manulife U.S. Real Estate Investment Trust *	1,584,300	113,024
Mapletree Industrial Trust	128,266	212,387
Mapletree Logistics Trust	189,132	185,596
Mapletree Pan Asia Commercial Trust	133,492	122,328
Netlink NBN Trust	292,400	183,145
SATS Ltd. *	104,549	192,003
Seatrium Ltd. *	1,505,460	107,543
Sembcorp Industries Ltd.	112,500	439,658
Sheng Siong Group Ltd.	26,100	29,587
Singapore Exchange Ltd.	66,800	455,678
Singapore Technologies Engineering Ltd.	220,400	647,421
Suntec Real Estate Investment Trust	186,300	146,876
Thai Beverage PCL	463,000	167,659
UOL Group Ltd.	85,801	366,349
		7,546,464

Spain 1.1%
Abengoa SA, B Shares *(a)	66,135,341	71
Almirall SA	12,448	113,608
Applus Services SA	32,139	434,908
Atresmedia Corp. de Medios de Comunicacion SA	29,943	150,377
Bankinter SA	92,733	732,976
Caja de Ahorros del Mediterraneo *(a)	5,382	0
Cia de Distribucion Integral Logista Holdings SA	11,649	316,846
CIE Automotive SA	10,150	268,294
Construcciones y Auxiliar de Ferrocarriles SA	5,634	192,862
Corp. ACCIONA Energias Renovables SA	6,148	124,849
Ence Energia y Celulosa SA	33,576	119,586
See financial notes
Schwab Fundamental Index Funds | Semiannual Report
68

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Faes Farma SA	55,957	203,041
Fluidra SA	14,539	307,764
Gestamp Automocion SA	90,513	271,213
Indra Sistemas SA	20,208	386,313
Inmobiliaria Colonial Socimi SA	33,991	198,803
Melia Hotels International SA *	20,724	161,157
Merlin Properties Socimi SA	61,687	693,926
Obrascon Huarte Lain SA *	280,346	100,990
Prosegur Compania de Seguridad SA	119,272	211,471
Sacyr SA	121,119	421,110
Unicaja Banco SA	192,235	251,108
Vidrala SA	2,902	305,158
Viscofan SA	6,865	436,472
		6,402,903

Sweden 4.2%
AAK AB	24,201	622,487
AddLife AB, B Shares	13,031	119,880
AddTech AB, B Shares	10,705	222,554
AFRY AB	31,435	493,803
Alleima AB	15,952	99,147
Ambea AB	34,422	198,185
Arjo AB, B Shares	57,501	241,332
Avanza Bank Holding AB	6,105	130,830
Axfood AB	19,181	496,202
Beijer Alma AB *	6,580	124,524
Beijer Ref AB (b)	17,646	248,691
Betsson AB, Class B	26,492	292,826
BHG Group AB *	17,562	21,807
Bilia AB, A Shares	41,082	515,988
Billerud Aktiebolag	81,890	679,166
Bonava AB, B Shares *	328,273	298,530
Bravida Holding AB	53,232	359,949
Castellum AB *	40,203	477,690
Clas Ohlson AB, B Shares	14,863	179,371
Cloetta AB, B Shares	82,749	123,222
Coor Service Management Holding AB	46,799	203,496
Corem Property Group AB, B Shares	29,290	21,761
Dometic Group AB	82,061	586,418
Dustin Group AB *	137,805	156,570
Electrolux Professional AB, B Shares	29,071	187,709
Elekta AB, B Shares	59,891	426,474
Embracer Group AB *(b)	40,946	102,243
EQT AB	11,116	299,902
Evolution AB	4,036	445,918
Fabege AB	25,789	197,242
Fastighets AB Balder, B Shares *	45,364	285,943
Getinge AB, B Shares	37,567	790,876
Granges AB	34,428	406,539
Hexpol AB	48,621	550,153
Holmen AB, B Shares	16,047	624,987
Husqvarna AB, B Shares	107,260	870,008
Industrivarden AB, A Shares	13,039	419,902
Industrivarden AB, C Shares	16,757	538,735
Indutrade AB	21,155	486,684
Instalco AB (b)	29,039	102,246
Intrum AB (b)	94,488	221,019
Investment AB Latour, B Shares	8,193	197,415
Inwido AB	16,362	201,521
JM AB	35,481	600,864
Kinnevik AB, B Shares *	56,710	590,238
KNOW IT AB	1,948	25,277
L E Lundbergforetagen AB, B Shares	9,056	446,351
Lagercrantz Group AB, B Shares	10,823	158,810
Lifco AB, B Shares	11,668	282,699
Lindab International AB	15,612	313,618
Loomis AB	21,493	549,291
SECURITY	NUMBER OF SHARES	VALUE ($)
Munters Group AB	1,822	36,326
Mycronic AB	6,509	226,539
NCAB Group AB (b)	6,336	41,191
NCC AB, B Shares	49,336	600,042
New Wave Group AB, B Shares	16,774	152,749
Nibe Industrier AB, B Shares (b)	87,177	402,254
Nolato AB, B Shares	40,202	197,271
Nordnet AB publ	1,785	31,735
Nyfosa AB	3,758	32,510
Pandox AB	11,651	180,176
Peab AB, B Shares	146,032	890,261
Ratos AB, B Shares	103,646	359,737
Resurs Holding AB	95,529	143,895
Saab AB, B Shares	10,198	807,363
Sagax AB, B Shares	5,277	132,147
Samhallsbyggnadsbolaget i Norden AB	484,859	173,900
Samhallsbyggnadsbolaget i Norden AB, D Shares *	4,738	2,489
Scandic Hotels Group AB *(b)	37,325	195,691
Sinch AB *	67,178	151,888
Stillfront Group AB *	33,083	31,440
Storskogen Group AB, B Shares	408,636	218,929
Sweco AB, B Shares	32,090	343,739
Swedish Orphan Biovitrum AB *	16,490	427,049
Thule Group AB	15,357	433,525
Wihlborgs Fastigheter AB	28,211	236,285
		23,686,224

Switzerland 2.5%
Accelleron Industries AG	7,281	283,076
Allreal Holding AG	2,098	338,832
ALSO Holding AG	1,115	274,644
Aryzta AG *	103,548	196,041
Autoneum Holding AG	1,187	189,603
Avolta AG *	15,724	594,632
Banque Cantonale Vaudoise	2,338	244,495
Belimo Holding AG	616	285,015
BKW AG	1,868	277,282
Bucher Industries AG	1,373	527,581
Burckhardt Compression Holding AG	227	144,582
Cembra Money Bank AG	4,691	358,628
Clariant AG *	51,014	763,211
Comet Holding AG	448	141,367
Daetwyler Holding AG	774	160,820
dormakaba Holding AG	674	358,721
Emmi AG	312	303,533
EMS-Chemie Holding AG	646	515,402
Flughafen Zurich AG	1,743	348,950
Forbo Holding AG	212	244,858
Helvetia Holding AG	5,385	704,388
Huber & Suhner AG	3,763	299,345
Implenia AG	4,441	162,392
Inficon Holding AG	140	194,656
Interroll Holding AG	50	160,914
Kardex Holding AG	534	141,287
Komax Holding AG	537	92,381
Landis & Gyr Group AG	4,041	298,969
Mobilezone Holding AG	1,585	22,673
Mobimo Holding AG	757	211,917
OC Oerlikon Corp. AG	90,453	391,346
PSP Swiss Property AG	2,611	322,775
Schweiter Technologies AG	426	191,393
SFS Group AG	2,870	340,402
Siegfried Holding AG	243	232,207
SIG Group AG	29,083	581,176
Softwareone Holding AG	15,196	258,404
St. Galler Kantonalbank AG	244	125,543
See financial notes
69
Schwab Fundamental Index Funds | Semiannual Report

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Stadler Rail AG	6,930	205,593
Straumann Holding AG	3,070	408,118
Sulzer AG	2,805	339,742
Tecan Group AG	724	255,417
Temenos AG	5,107	317,693
u-blox Holding AG	1,110	102,683
Valiant Holding AG	2,035	237,758
VAT Group AG	968	481,929
Vontobel Holding AG	4,260	239,123
Zehnder Group AG	2,496	145,525
		14,017,022

United Kingdom 9.6%
4imprint Group PLC	2,552	197,239
888 Holdings PLC *	117,577	124,587
Airtel Africa PLC	384,732	531,297
Ashmore Group PLC	91,445	220,989
ASOS PLC *(b)	77,609	324,289
Assura PLC	224,307	114,838
Auto Trader Group PLC	45,082	390,837
Babcock International Group PLC	38,413	243,079
Bank of Georgia Group PLC	4,065	272,189
Beazley PLC	58,208	481,599
Big Yellow Group PLC	12,632	169,930
Bodycote PLC	49,952	429,672
Breedon Group PLC	18,760	84,295
British Land Co. PLC	142,028	684,880
Britvic PLC	41,343	455,920
C&C Group PLC	148,684	304,770
Capita PLC *	715,951	120,236
Capricorn Energy PLC	19,392	41,193
Card Factory PLC *	146,417	200,153
Carnival PLC *	17,494	234,568
Centamin PLC	489,465	739,128
Chemring Group PLC	44,468	208,369
Clarkson PLC	3,516	170,684
Close Brothers Group PLC	62,466	355,460
Coats Group PLC	325,063	331,039
Computacenter PLC	16,493	528,773
Conduit Holdings Ltd.	5,604	34,866
ConvaTec Group PLC	193,645	602,490
Cranswick PLC	15,066	809,124
Crest Nicholson Holdings PLC	145,741	336,424
Deliveroo PLC, Class A *(b)	105,607	176,564
Derwent London PLC	11,112	285,476
Diploma PLC	7,088	320,382
DiscoverIE Group PLC	14,293	124,743
Diversified Energy Co. PLC (b)	7,523	104,740
Domino's Pizza Group PLC	33,325	135,095
Dr Martens PLC	146,957	139,450
Drax Group PLC	118,248	765,380
Dunelm Group PLC	16,970	213,784
easyJet PLC	72,009	482,320
Elementis PLC *	143,325	252,013
Endeavour Mining PLC	22,301	472,182
EnQuest PLC *	1,606,805	336,103
Essentra PLC	153,599	338,948
FDM Group Holdings PLC	18,921	81,686
Ferrexpo PLC *	581,057	369,564
Forterra PLC	85,159	175,152
Frasers Group PLC *	25,379	258,271
Fresnillo PLC	49,837	345,160
Future PLC	14,055	116,030
Games Workshop Group PLC	2,508	309,974
Genuit Group PLC	52,503	283,765
Genus PLC	7,154	160,886
Georgia Capital PLC *	2,263	38,570
SECURITY	NUMBER OF SHARES	VALUE ($)
Grainger PLC	71,158	228,068
Greencore Group PLC *	257,356	420,991
Greggs PLC	13,412	453,888
Gulf Keystone Petroleum Ltd. *	86,368	127,239
Halfords Group PLC	148,731	279,304
Halma PLC	26,577	728,392
Hammerson PLC	471,667	160,545
Hargreaves Lansdown PLC	47,433	479,326
Hikma Pharmaceuticals PLC	31,289	751,267
Hill & Smith PLC	12,003	281,737
Hilton Food Group PLC	29,695	339,885
Hiscox Ltd.	28,290	433,852
Hochschild Mining PLC *	181,138	349,662
Howden Joinery Group PLC	81,796	890,326
Hunting PLC	67,841	301,523
Ibstock PLC	107,982	199,155
IMI PLC	39,568	861,898
Intermediate Capital Group PLC	32,042	835,140
International Consolidated Airlines Group SA *	236,362	515,116
Investec PLC	85,040	538,667
IWG PLC *	312,881	722,371
J D Wetherspoon PLC *	17,566	159,025
JD Sports Fashion PLC	386,152	552,844
Jupiter Fund Management PLC	311,049	299,832
Just Group PLC	371,559	477,812
Keller Group PLC	46,102	632,566
Kenmare Resources PLC	11,792	47,740
Kier Group PLC	236,985	396,464
Lancashire Holdings Ltd.	19,351	147,498
Land Securities Group PLC	98,374	795,064
Liontrust Asset Management PLC	3,750	31,629
LondonMetric Property PLC	58,433	142,630
Mapeley Ltd. *(a)	2,199	0
Marshalls PLC	56,818	189,938
Mears Group PLC	9,664	43,714
Mitchells & Butlers PLC *	82,306	247,814
Mitie Group PLC	270,979	396,164
Mobico Group PLC	528,324	365,733
Moneysupermarket.com Group PLC	87,036	233,186
Morgan Advanced Materials PLC	83,928	329,299
Morgan Sindall Group PLC	17,149	483,527
Ninety One PLC	53,887	112,075
Ocado Group PLC *	40,365	176,727
OSB Group PLC	82,023	420,015
Oxford Instruments PLC	4,807	134,920
Pagegroup PLC	95,948	533,186
Paragon Banking Group PLC	39,964	356,403
PayPoint PLC	4,460	29,374
Pennon Group PLC	79,044	657,311
Petrofac Ltd. *(b)	410,864	53,906
Pets at Home Group PLC	117,733	429,865
Pinewood Technologies Group PLC	6,813	28,349
Playtech PLC *	72,961	483,193
Plus500 Ltd.	31,569	853,933
Premier Foods PLC	153,257	309,851
Primary Health Properties PLC	100,544	115,082
PZ Cussons PLC	24,346	30,715
QinetiQ Group PLC	98,937	422,232
Quilter PLC	372,229	510,700
Rathbones Group PLC	7,635	155,453
Reach PLC	193,818	178,248
Redde Northgate PLC	120,497	576,216
Redrow PLC	105,815	850,747
Renewi PLC *	25,948	182,543
Renishaw PLC	3,623	186,808
RHI Magnesita NV	6,561	296,778
Rightmove PLC	41,759	267,500
See financial notes
Schwab Fundamental Index Funds | Semiannual Report
70

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Rolls-Royce Holdings PLC *	251,771	1,291,088
Rotork PLC	117,861	473,793
Safestore Holdings PLC	15,455	148,953
Savills PLC	38,533	520,971
Schroders PLC	136,499	598,423
Segro PLC	55,108	579,633
Senior PLC	27,111	55,152
Serco Group PLC	340,526	779,524
Sirius Real Estate Ltd.	139,843	170,086
Softcat PLC	10,628	208,025
Spirax-Sarco Engineering PLC	5,540	609,607
Spire Healthcare Group PLC	62,106	190,876
Spirent Communications PLC	128,584	310,823
SSP Group PLC	128,806	315,149
SThree PLC	54,616	288,617
Synthomer PLC *	113,093	365,999
TBC Bank Group PLC	6,550	283,186
Telecom Plus PLC	11,497	249,331
THG PLC *	215,108	169,578
TI Fluid Systems PLC	226,131	389,065
TP ICAP Group PLC	283,995	735,160
Tritax Big Box REIT PLC	110,693	209,081
TUI AG *	83,336	585,236
Tullow Oil PLC *	495,619	224,806
Tyman PLC	71,652	337,539
UNITE Group PLC	14,959	172,934
Vanquis Banking Group PLC	126,984	76,004
Vesuvius PLC	84,228	502,905
Victrex PLC	18,530	293,132
Virgin Money U.K. PLC	176,823	470,151
Vistry Group PLC *	61,694	916,441
Watches of Switzerland Group PLC *	32,185	135,003
Weir Group PLC	33,929	865,779
WH Smith PLC	11,703	160,077
Wickes Group PLC	135,094	245,783
Workspace Group PLC	19,747	122,057
		54,302,083
Total Common Stocks (Cost $470,675,711)		561,227,279

PREFERRED STOCKS 0.1% OF NET ASSETS

Germany 0.1%
Sartorius AG	772	230,794

Italy 0.0%
Danieli & C Officine Meccaniche SpA	7,832	201,051
Total Preferred Stocks (Cost $282,859)		431,845
SECURITY	NUMBER OF SHARES	VALUE ($)
WARRANTS 0.0% OF NET ASSETS

Italy 0.0%
Webuild SpA
expires 08/02/30 *(a)	9,173	23,025
Total Warrants (Cost $0)		23,025

SHORT-TERM INVESTMENTS 1.1% OF NET ASSETS

Money Market Funds 1.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.25% (c)(d)	5,900,613	5,900,613
Total Short-Term Investments (Cost $5,900,613)		5,900,613
Total Investments in Securities (Cost $476,859,183)		567,582,762

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED DEPRECIATION ($)
FUTURES CONTRACTS
Long
MSCI EAFE Index, expires 06/21/24	46	5,215,250	(125,933)

*	Non-income producing security.
(a)	Fair valued using significant unobservable inputs (see financial note 2(a), Securities for which no quoted value is available, for additional information).
(b)	All or a portion of this security is on loan. Securities on loan were valued at $5,385,051.
(c)	The rate shown is the annualized 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan.

CVA —	Dutch Certificate
REIT —	Real Estate Investment Trust
See financial notes
71
Schwab Fundamental Index Funds | Semiannual Report

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2024 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$—	$43,273,182	$—	$43,273,182
Australia	444,109	29,259,815	289,643 *	29,993,567
Belgium	1,075,711	5,285,561	—	6,361,272
Canada	39,355,278	—	—	39,355,278
Denmark	590,275	10,359,631	—	10,949,906
Finland	550,315	5,906,077	—	6,456,392
Hong Kong	928,488	13,714,555	0 *	14,643,043
Ireland	29,327	1,307,893	—	1,337,220
Israel	890,637	6,779,735	—	7,670,372
Italy	519,814	13,366,833	0 *	13,886,647
Japan	2,565,029	201,479,929	—	204,044,958
Luxembourg	—	—	0 *	0
Netherlands	61,244	10,060,586	—	10,121,830
New Zealand	3,052,211	1,599,927	—	4,652,138
Norway	1,939,482	7,229,106	—	9,168,588
Poland	514,908	6,557,534	—	7,072,442
Portugal	317,866	1,452,643	—	1,770,509
Republic of Korea	774,772	43,740,467	—	44,515,239
Singapore	229,407	7,317,057	—	7,546,464
Spain	434,908	5,967,924	71 *	6,402,903
Sweden	1,000,391	22,685,833	—	23,686,224
Switzerland	589,971	13,427,051	—	14,017,022
United Kingdom	12,932,670	41,369,413	0 *	54,302,083
Preferred Stocks[1]	—	431,845	—	431,845
Warrants
Italy	—	—	23,025	23,025
Short-Term Investments[1]	5,900,613	—	—	5,900,613
Liabilities
Futures Contracts[2]	(125,933)	—	—	(125,933)
Total	$74,571,493	$492,572,597	$312,739	$567,456,829

*	Level 3 amount shown includes securities determined to have no value at April 30, 2024.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
See financial notes
Schwab Fundamental Index Funds | Semiannual Report
72

Schwab Fundamental International Small Company Index Fund
Statement of Assets and Liabilities

As of April 30, 2024; unaudited
Assets
Investments in securities, at value - unaffiliated issuers (cost $476,859,183) including securities on loan of $5,385,051		$567,582,762
Foreign currency, at value (cost $804,726)		800,954
Deposit with broker for futures contracts		225,740
Receivables:
Dividends		3,348,984
Foreign tax reclaims		873,374
Investments sold		561,773
Fund shares sold		167,228
Income from securities on loan	+	47,425
Total assets		573,608,240

Liabilities
Collateral held for securities on loan		5,900,613
Payables:
Fund shares redeemed		1,015,298
Due to sub-custodian		291,158
Investment adviser fees		183,776
Variation margin on futures contracts		74,847
Investments bought	+	584
Total liabilities		7,466,276
Net assets		$566,141,964

Net Assets by Source
Capital received from investors		$510,463,802
Total distributable earnings	+	55,678,162
Net assets		$566,141,964

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$566,141,964		45,060,608		$12.56

See financial notes
73
Schwab Fundamental Index Funds | Semiannual Report

Schwab Fundamental International Small Company Index Fund
Statement of Operations

For the period November 1, 2023 through April 30, 2024; unaudited
Investment Income
Dividends received from securities - unaffiliated issuers (net of foreign withholding tax of $1,268,987)		$8,226,880
Other interest		4,581
Securities on loan, net	+	157,420
Total investment income		8,388,881

Expenses
Investment adviser fees		1,111,001
Professional fees	+	6,591 [1]
Total expenses		1,117,592
Expense reduction	–	6,591 [1]
Net expenses	–	1,111,001
Net investment income		7,277,880

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized gains on sales of securities - unaffiliated issuers		11,340,255
Net realized gains on futures contracts		333,702
Net realized losses on foreign currency transactions	+	(42,699)
Net realized gains		11,631,258
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers		55,534,441
Net change in unrealized appreciation (depreciation) on futures contracts		13,289
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	(70,298)
Net change in unrealized appreciation (depreciation)	+	55,477,432
Net realized and unrealized gains		67,108,690
Increase in net assets resulting from operations		$74,386,570

[1]
Professional fees associated with the filing of foreign withholding tax claims in the European Union are deemed to be non-contingent and non-routine expenses of the fund
(see financial notes 2(d) and 4 for additional information).

See financial notes
Schwab Fundamental Index Funds | Semiannual Report
74

Schwab Fundamental International Small Company Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	11/1/23-4/30/24		11/1/22-10/31/23
Net investment income		$7,277,880	$14,358,842
Net realized gains (losses)		11,631,258	(1,668,214)
Net change in unrealized appreciation (depreciation)	+	55,477,432	52,273,567
Increase in net assets resulting from operations		$74,386,570	$64,964,195

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($18,018,592 )	($26,973,296 )

TRANSACTIONS IN FUND SHARES
	11/1/23-4/30/24			11/1/22-10/31/23
		SHARES	VALUE	SHARES	VALUE
Shares sold		3,004,684	$37,509,393	6,830,988	$81,876,035
Shares reinvested		1,128,372	13,946,682	1,831,459	20,622,221
Shares redeemed	+	(5,282,712)	(65,974,328)	(12,204,707)	(146,380,570)
Net transactions in fund shares		(1,149,656)	($14,518,253 )	(3,542,260)	($43,882,314 )

SHARES OUTSTANDING AND NET ASSETS
	11/1/23-4/30/24			11/1/22-10/31/23
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		46,210,264	$524,292,239	49,752,524	$530,183,654
Total increase (decrease)	+	(1,149,656)	41,849,725	(3,542,260)	(5,891,415)
End of period		45,060,608	$566,141,964	46,210,264	$524,292,239
See financial notes
75
Schwab Fundamental Index Funds | Semiannual Report

Schwab Fundamental Emerging Markets Large Company Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	11/1/23– 4/30/24*	11/1/22– 10/31/23	11/1/21– 10/31/22	11/1/20– 10/31/21	11/1/19– 10/31/20	11/1/18– 10/31/19
Per-Share Data
Net asset value at beginning of period	$8.02	$7.35	$10.24	$7.51	$9.25	$8.60
Income (loss) from investment operations:
Net investment income (loss)[1]	0.11	0.39	0.52	0.36	0.27	0.35
Net realized and unrealized gains (losses)	1.18	0.71	(2.96)	2.63	(1.65)	0.54
Total from investment operations	1.29	1.10	(2.44)	2.99	(1.38)	0.89
Less distributions:
Distributions from net investment income	(0.43)	(0.43)	(0.45)	(0.26)	(0.36)	(0.24)
Net asset value at end of period	$8.88	$8.02	$7.35	$10.24	$7.51	$9.25
Total return	16.44%[2]	15.14%	(24.86%)	40.39%	(15.68%)	10.73%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.39%[3]	0.39%	0.39%[4]	0.39%	0.39%	0.39%
Net investment income (loss)	2.54%[3]	4.75%	5.83%	3.75%	3.32%	3.93%
Portfolio turnover rate	10%[2]	20%	24%	32%	32%	38%
Net assets, end of period (x 1,000)	$824,496	$695,445	$604,159	$707,652	$550,134	$670,910

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Not annualized.
[3]	Annualized.
[4]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes
Schwab Fundamental Index Funds | Semiannual Report
76

Schwab Fundamental Emerging Markets Large Company Index Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 95.8% OF NET ASSETS

Brazil 7.1%
Ambev SA	785,122	1,837,082
B3 SA - Brasil Bolsa Balcao	476,048	989,207
Banco Bradesco SA	404,704	963,321
Banco do Brasil SA	535,944	2,830,101
Banco Santander Brasil SA	147,601	821,490
Centrais Eletricas Brasileiras SA	228,101	1,663,118
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	72,396	1,126,804
Cia Energetica de Minas Gerais	81,121	178,721
Cia Siderurgica Nacional SA	313,651	840,816
Companhia Paranaense de Energia	23,531	37,159
Equatorial Energia SA	126,549	745,510
Itau Unibanco Holding SA	92,992	489,262
JBS SA	1,173,729	5,298,349
Klabin SA	162,241	719,877
Natura & Co. Holding SA	261,521	835,542
Petroleo Brasileiro SA	1,650,642	14,069,525
Suzano SA	125,438	1,412,222
Telefonica Brasil SA	154,242	1,406,197
Ultrapar Participacoes SA	381,508	1,899,238
Vale SA	1,371,702	16,718,988
Vibra Energia SA	837,998	3,786,048
		58,668,577

Chile 0.6%
Banco de Chile	7,478,198	829,569
Cencosud SA	658,733	1,128,776
Empresas CMPC SA	477,543	943,098
Empresas Copec SA	245,435	1,751,446
		4,652,889

China 34.1%
Agile Group Holdings Ltd. *(a)	7,832,000	593,723
Agricultural Bank of China Ltd., A Shares	2,142,800	1,298,413
Agricultural Bank of China Ltd., H Shares	11,461,600	5,110,852
Alibaba Group Holding Ltd.	1,887,292	17,670,830
Aluminum Corp. of China Ltd., A Shares	332,800	339,204
Aluminum Corp. of China Ltd., H Shares	1,530,000	1,014,716
Anhui Conch Cement Co. Ltd., A Shares	170,000	537,559
Anhui Conch Cement Co. Ltd., H Shares	845,000	1,960,454
ANTA Sports Products Ltd.	87,800	993,983
BAIC Motor Corp. Ltd., H Shares	5,380,000	1,525,767
Baidu, Inc., A Shares *	275,700	3,571,853
Bank of China Ltd., A Shares	1,065,100	672,753
Bank of China Ltd., H Shares	29,844,234	13,384,842
Bank of Communications Co. Ltd., A Shares	1,057,800	1,001,617
Bank of Communications Co. Ltd., H Shares	3,130,000	2,253,784
Beijing Enterprises Holdings Ltd.	218,000	697,938
BYD Co. Ltd., A Shares	6,100	182,826
BYD Co. Ltd., H Shares	37,500	1,027,971
SECURITY	NUMBER OF SHARES	VALUE ($)
China CITIC Bank Corp. Ltd., A Shares	303,000	286,757
China CITIC Bank Corp. Ltd., H Shares	4,347,000	2,543,140
China Coal Energy Co. Ltd., A Shares	416,500	675,064
China Coal Energy Co. Ltd., H Shares	685,000	690,027
China Communications Services Corp. Ltd., H Shares	1,984,000	948,445
China Construction Bank Corp., A Shares	273,400	268,013
China Construction Bank Corp., H Shares	44,703,960	28,923,046
China Everbright Bank Co. Ltd., A Shares	1,665,000	722,751
China Everbright Bank Co. Ltd., H Shares	1,606,000	486,547
China Everbright Environment Group Ltd.	2,539,000	1,029,532
China Gas Holdings Ltd.	1,331,400	1,246,631
China Hongqiao Group Ltd.	1,346,500	1,858,007
China Jinmao Holdings Group Ltd.	7,686,000	651,291
China Life Insurance Co. Ltd., H Shares	744,000	979,790
China Mengniu Dairy Co. Ltd.	521,000	1,079,239
China Merchants Bank Co. Ltd., A Shares	327,100	1,540,703
China Merchants Bank Co. Ltd., H Shares	947,150	4,101,971
China Minsheng Banking Corp. Ltd., A Shares	1,627,700	885,985
China Minsheng Banking Corp. Ltd., H Shares	4,339,910	1,587,892
China National Building Material Co. Ltd., H Shares	8,410,000	3,254,148
China Overseas Land & Investment Ltd.	2,010,500	3,697,053
China Pacific Insurance Group Co. Ltd., A Shares	104,000	367,987
China Pacific Insurance Group Co. Ltd., H Shares	638,400	1,398,783
China Petroleum & Chemical Corp., A Shares	1,855,700	1,619,981
China Petroleum & Chemical Corp., H Shares	21,730,400	12,970,910
China Railway Group Ltd., A Shares	752,800	678,788
China Railway Group Ltd., H Shares	2,344,000	1,156,667
China Resources Building Materials Technology Holdings Ltd.	3,052,000	515,117
China Resources Gas Group Ltd.	255,000	801,458
China Resources Land Ltd.	881,000	3,167,931
China Resources Power Holdings Co. Ltd.	632,000	1,571,692
China Shenhua Energy Co. Ltd., A Shares	147,200	807,143
China Shenhua Energy Co. Ltd., H Shares	897,500	3,725,045
China State Construction Engineering Corp. Ltd., A Shares	1,837,900	1,355,237
China Taiping Insurance Holdings Co. Ltd.	924,400	845,193
China Tower Corp. Ltd., H Shares	15,578,000	1,823,550
China United Network Communications Ltd., A Shares	1,153,750	742,797
China Vanke Co. Ltd., A Shares	471,500	479,112
China Vanke Co. Ltd., H Shares	1,628,900	955,327
China Yongda Automobiles Services Holdings Ltd.	1,926,500	522,042
CITIC Ltd.	3,080,000	2,914,918
COSCO SHIPPING Holdings Co. Ltd., A Shares	347,700	564,185
COSCO SHIPPING Holdings Co. Ltd., H Shares	1,236,000	1,599,178
See financial notes
77
Schwab Fundamental Index Funds | Semiannual Report

Schwab Fundamental Emerging Markets Large Company Index Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Country Garden Holdings Co. Ltd. *(a)(b)	36,101,289	1,776,752
CRRC Corp. Ltd., A Shares	499,130	479,767
CRRC Corp. Ltd., H Shares	1,124,000	620,440
CSPC Pharmaceutical Group Ltd.	1,286,000	1,055,976
Dongfeng Motor Group Co. Ltd., H Shares	2,225,000	806,880
ENN Energy Holdings Ltd.	179,200	1,526,853
Fosun International Ltd.	1,835,000	1,082,634
GCL Technology Holdings Ltd.	5,185,000	767,965
Geely Automobile Holdings Ltd.	1,755,000	2,112,245
Guangzhou R&F Properties Co. Ltd., H Shares *	7,846,946	954,009
Haier Smart Home Co. Ltd., A Shares	79,000	328,094
Haier Smart Home Co. Ltd., H Shares	440,000	1,629,770
Hengan International Group Co. Ltd.	248,000	832,578
Huaneng Power International, Inc., A Shares *	158,300	203,921
Huaneng Power International, Inc., H Shares *	1,338,000	851,638
Industrial & Commercial Bank of China Ltd., A Shares	1,913,600	1,430,909
Industrial & Commercial Bank of China Ltd., H Shares	31,311,172	16,789,928
Industrial Bank Co. Ltd., A Shares	523,000	1,212,705
JD.com, Inc., A Shares	652,321	9,398,883
Jiangxi Copper Co. Ltd., A Shares	119,800	428,811
Jiangxi Copper Co. Ltd., H Shares	993,000	2,022,374
Kingboard Holdings Ltd.	671,000	1,474,706
Kunlun Energy Co. Ltd.	2,260,000	2,190,796
Kweichow Moutai Co. Ltd., A Shares	3,300	772,394
Li Ning Co. Ltd.	208,000	544,516
Longfor Group Holdings Ltd.	1,210,000	1,792,185
Lufax Holding Ltd., ADR	200,077	878,338
Meituan, B Shares *	138,170	1,886,646
NetEase, Inc.	132,443	2,482,594
Nine Dragons Paper Holdings Ltd. *	1,516,000	669,780
People's Insurance Co. Group of China Ltd., A Shares	163,900	118,068
People's Insurance Co. Group of China Ltd., H Shares	1,952,000	640,695
PetroChina Co. Ltd., A Shares	879,200	1,238,261
PetroChina Co. Ltd., H Shares	10,464,000	9,749,739
PICC Property & Casualty Co. Ltd., H Shares	2,276,000	2,827,662
Ping An Bank Co. Ltd., A Shares	491,100	728,673
Ping An Insurance Group Co. of China Ltd., A Shares	243,600	1,382,353
Ping An Insurance Group Co. of China Ltd., H Shares	2,197,500	9,959,245
Postal Savings Bank of China Co. Ltd., A Shares	384,400	253,952
Postal Savings Bank of China Co. Ltd., H Shares	2,864,000	1,483,989
Seazen Group Ltd. *	6,090,000	1,050,807
Shanghai Pharmaceuticals Holding Co. Ltd., A Shares	243,900	601,879
Shanghai Pudong Development Bank Co. Ltd., A Shares	1,196,800	1,266,547
Shenzhou International Group Holdings Ltd.	89,400	878,731
Sino Biopharmaceutical Ltd.	1,623,000	554,577
Sinopharm Group Co. Ltd., H Shares	817,600	2,064,735
Sunny Optical Technology Group Co. Ltd.	106,200	513,765
Tencent Holdings Ltd.	464,000	20,361,797
Tingyi Cayman Islands Holding Corp.	615,768	679,621
Vipshop Holdings Ltd., ADR	104,066	1,565,153
Weichai Power Co. Ltd., A Shares	124,000	296,976
Weichai Power Co. Ltd., H Shares	588,000	1,201,497
SECURITY	NUMBER OF SHARES	VALUE ($)
Xiaomi Corp., B Shares *	2,263,600	4,934,481
Yankuang Energy Group Co. Ltd., A Shares	32,850	104,469
Yankuang Energy Group Co. Ltd., H Shares	670,000	1,453,479
Yum China Holdings, Inc.	50,400	1,886,748
Zhongsheng Group Holdings Ltd.	421,000	767,813
Zijin Mining Group Co. Ltd., A Shares	157,500	378,538
Zijin Mining Group Co. Ltd., H Shares	628,000	1,369,964
		281,197,459

Colombia 0.2%
Ecopetrol SA	2,359,077	1,371,067

Czech Republic 0.1%
CEZ AS	26,346	972,499

Greece 0.4%
Alpha Services & Holdings SA *	866,065	1,462,452
Eurobank Ergasias Services & Holdings SA, Class H *	431,893	926,442
National Bank of Greece SA *	92,448	745,874
		3,134,768

Hungary 0.5%
MOL Hungarian Oil & Gas PLC	250,141	2,052,809
OTP Bank Nyrt	37,359	1,851,723
		3,904,532

India 12.8%
Axis Bank Ltd.	152,047	2,122,285
Bharat Petroleum Corp. Ltd.	565,472	4,114,703
Bharti Airtel Ltd.	167,493	2,651,193
Bharti Airtel Ltd. - Partly Paid Shares	9,049	101,418
Coal India Ltd.	406,056	2,207,703
GAIL India Ltd.	892,963	2,230,727
Grasim Industries Ltd.	64,834	1,869,368
HCL Technologies Ltd.	99,790	1,628,072
HDFC Bank Ltd.	65,059	1,181,509
Hero MotoCorp Ltd.	26,626	1,445,048
Hindalco Industries Ltd.	432,427	3,325,697
Hindustan Petroleum Corp. Ltd.	577,170	3,423,611
Hindustan Unilever Ltd.	41,987	1,121,352
ICICI Bank Ltd.	75,196	1,036,122
Indian Oil Corp. Ltd.	2,607,887	5,266,320
Infosys Ltd.	379,798	6,412,706
ITC Ltd.	241,497	1,259,222
JSW Steel Ltd.	159,681	1,682,390
Larsen & Toubro Ltd.	55,415	2,382,064
Mahindra & Mahindra Ltd.	99,921	2,577,351
Maruti Suzuki India Ltd.	12,478	1,914,365
NTPC Ltd.	891,851	3,875,925
Oil & Natural Gas Corp. Ltd.	1,923,982	6,494,892
Petronet LNG Ltd.	283,561	1,052,522
Power Finance Corp. Ltd.	421,682	2,222,791
Power Grid Corp. of India Ltd.	570,763	2,058,615
Rajesh Exports Ltd. *	413,595	1,569,424
REC Ltd.	269,056	1,629,859
Reliance Industries Ltd.	327,609	11,500,473
State Bank of India	195,621	1,932,335
Steel Authority of India Ltd.	783,712	1,534,232
Sun Pharmaceutical Industries Ltd.	62,755	1,127,404
Tata Consultancy Services Ltd.	91,929	4,195,648
See financial notes
Schwab Fundamental Index Funds | Semiannual Report
78

Schwab Fundamental Emerging Markets Large Company Index Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Tata Motors Ltd.	274,793	3,313,744
Tata Motors Ltd., A Shares, DVR	49,516	403,895
Tata Steel Ltd.	2,794,303	5,508,080
Tech Mahindra Ltd.	87,035	1,311,069
UltraTech Cement Ltd.	7,380	880,171
UPL Ltd.	118,982	722,104
Vedanta Ltd.	609,405	2,908,483
Wipro Ltd.	190,155	1,047,206
		105,242,098

Indonesia 1.4%
Adaro Energy Indonesia Tbk. PT	4,803,200	798,281
Astra International Tbk. PT	5,970,700	1,884,086
Bank Central Asia Tbk. PT	2,539,700	1,527,082
Bank Mandiri Persero Tbk. PT	4,685,200	1,980,325
Bank Rakyat Indonesia Persero Tbk. PT	6,413,996	1,941,539
Telkom Indonesia Persero Tbk. PT	11,108,600	2,153,495
United Tractors Tbk. PT	641,600	977,859
		11,262,667

Kuwait 0.5%
Kuwait Finance House KSCP	501,046	1,168,828
Mobile Telecommunications Co. KSCP	704,762	1,113,805
National Bank of Kuwait SAKP	758,292	2,125,134
		4,407,767

Malaysia 1.6%
Axiata Group Bhd.	1,923,613	1,139,029
CIMB Group Holdings Bhd.	1,278,553	1,766,998
Genting Bhd.	884,500	836,013
Malayan Banking Bhd.	1,398,640	2,849,959
Petronas Chemicals Group Bhd.	619,800	880,512
Public Bank Bhd.	1,769,525	1,526,228
Sime Darby Bhd.	1,937,300	1,134,179
Tenaga Nasional Bhd.	1,391,500	3,487,133
		13,620,051

Mexico 3.3%
Alfa SAB de CV, A Shares	2,172,577	1,597,973
America Movil SAB de CV, Series B	6,617,889	6,300,820
Cemex SAB de CV, Series CPO *	3,898,674	3,088,307
Fomento Economico Mexicano SAB de CV	272,538	3,188,380
Grupo Bimbo SAB de CV, Series A	284,524	1,192,191
Grupo Financiero Banorte SAB de CV, O Shares	363,471	3,597,420
Grupo Mexico SAB de CV, Series B	616,259	3,807,832
Grupo Televisa SAB, Series CPO	2,210,427	1,307,101
Ollamani SAB *	110,243	225,753
Orbia Advance Corp. SAB de CV	517,731	850,456
Wal-Mart de Mexico SAB de CV	674,445	2,516,558
		27,672,791

Qatar 0.7%
Ooredoo QPSC	293,182	804,419
Qatar Fuel QSC	309,559	1,229,394
Qatar Islamic Bank SAQ	192,888	968,668
Qatar National Bank QPSC	650,779	2,477,702
		5,480,183

Saudi Arabia 2.3%
Al Rajhi Bank	94,606	2,012,199
Riyad Bank	130,558	962,660
SECURITY	NUMBER OF SHARES	VALUE ($)
SABIC Agri-Nutrients Co.	17,764	547,405
Saudi Arabian Mining Co. *	54,867	739,622
Saudi Arabian Oil Co.	320,136	2,565,157
Saudi Awwal Bank	71,764	778,776
Saudi Basic Industries Corp.	228,035	5,137,700
Saudi Electricity Co.	294,434	1,458,728
Saudi National Bank	210,762	2,109,824
Saudi Telecom Co.	298,566	2,995,894
		19,307,965

South Africa 4.3%
Absa Group Ltd.	268,430	2,074,561
Anglo American Platinum Ltd. (a)	24,347	848,127
Anglogold Ashanti PLC	86,452	1,988,274
Bid Corp. Ltd.	63,688	1,460,395
Bidvest Group Ltd.	72,601	949,845
Exxaro Resources Ltd.	96,849	927,918
FirstRand Ltd.	949,867	3,279,083
Gold Fields Ltd.	128,217	2,074,251
Impala Platinum Holdings Ltd.	395,832	1,762,067
MTN Group Ltd.	775,298	3,731,234
Naspers Ltd., N Shares	10,595	2,030,688
Nedbank Group Ltd. (a)	135,169	1,643,542
Old Mutual Ltd.	1,551,736	908,555
Sanlam Ltd.	345,436	1,249,573
Sappi Ltd.	442,677	1,189,208
Sasol Ltd.	204,815	1,438,889
Shoprite Holdings Ltd.	105,149	1,402,930
Sibanye Stillwater Ltd.	2,095,357	2,391,536
Standard Bank Group Ltd.	318,574	2,991,653
Vodacom Group Ltd.	198,474	953,814
		35,296,143

Taiwan 20.6%
Acer, Inc.	909,496	1,251,424
ASE Technology Holding Co. Ltd.	922,000	4,147,706
Asia Cement Corp.	699,000	937,504
Asustek Computer, Inc.	251,041	3,291,836
AUO Corp.	4,789,440	2,678,060
Catcher Technology Co. Ltd.	241,000	1,609,802
Cathay Financial Holding Co. Ltd.	1,710,622	2,645,228
Chailease Holding Co. Ltd.	146,353	771,904
China Development Financial Holding Corp. *	2,885,000	1,206,056
China Steel Corp.	3,741,198	2,850,126
Chunghwa Telecom Co. Ltd.	601,956	2,287,935
Compal Electronics, Inc.	2,587,305	2,822,125
CTBC Financial Holding Co. Ltd.	2,645,201	2,760,845
Delta Electronics, Inc.	219,590	2,150,509
E.Sun Financial Holding Co. Ltd.	1,227,988	1,031,881
Evergreen Marine Corp. Taiwan Ltd.	567,000	3,299,751
Far Eastern New Century Corp.	1,376,817	1,373,433
First Financial Holding Co. Ltd.	1,102,147	923,955
Formosa Chemicals & Fibre Corp.	1,210,442	2,057,317
Formosa Petrochemical Corp.	429,330	948,751
Formosa Plastics Corp.	843,732	1,772,627
Fubon Financial Holding Co. Ltd.	1,492,335	3,157,062
Hon Hai Precision Industry Co. Ltd.	6,579,572	31,321,049
Innolux Corp.	6,086,604	2,647,068
Inventec Corp.	974,639	1,563,533
Largan Precision Co. Ltd.	16,050	1,069,860
Lite-On Technology Corp., ADR	373,167	1,129,494
MediaTek, Inc.	167,838	5,060,512
Mega Financial Holding Co. Ltd.	1,133,916	1,389,513
Micro-Star International Co. Ltd.	161,000	783,380
Nan Ya Plastics Corp.	1,477,622	2,565,749
See financial notes
79
Schwab Fundamental Index Funds | Semiannual Report

Schwab Fundamental Emerging Markets Large Company Index Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Novatek Microelectronics Corp.	95,000	1,795,045
Pegatron Corp.	1,325,264	3,952,500
Pou Chen Corp.	1,555,267	1,721,479
Powertech Technology, Inc.	271,000	1,443,175
President Chain Store Corp.	94,237	792,498
Quanta Computer, Inc.	448,500	3,519,934
Realtek Semiconductor Corp.	55,000	867,633
Shin Kong Financial Holding Co. Ltd. *	2,775,000	733,317
Synnex Technology International Corp.	591,850	1,446,630
Taiwan Cement Corp.	1,405,926	1,381,953
Taiwan Cooperative Financial Holding Co. Ltd.	938,155	753,927
Taiwan Mobile Co. Ltd.	271,196	865,551
Taiwan Semiconductor Manufacturing Co. Ltd.	1,621,803	38,832,053
Unimicron Technology Corp.	118,000	652,543
Uni-President Enterprises Corp.	1,088,678	2,553,609
United Microelectronics Corp.	2,157,965	3,315,546
Walsin Lihwa Corp.	865,420	977,546
Wan Hai Lines Ltd.	396,000	615,093
Wistron Corp.	733,682	2,512,171
WPG Holdings Ltd.	828,880	2,238,659
Yageo Corp.	66,714	1,272,536
Yang Ming Marine Transport Corp.	1,127,000	1,801,830
Yuanta Financial Holding Co. Ltd.	1,696,070	1,590,974
Zhen Ding Technology Holding Ltd.	255,000	902,591
		170,044,788

Thailand 2.5%
Advanced Info Service PCL NVDR	180,175	957,277
Bangkok Dusit Medical Services PCL NVDR	852,000	665,311
Banpu PCL NVDR	3,637,000	542,606
Charoen Pokphand Foods PCL NVDR	2,796,300	1,491,389
CP ALL PCL NVDR	771,400	1,192,208
Kasikornbank PCL NVDR	496,900	1,744,267
Krung Thai Bank PCL NVDR	1,639,500	741,482
PTT Exploration & Production PCL NVDR	281,400	1,177,180
PTT Global Chemical PCL NVDR	1,352,500	1,333,999
PTT PCL NVDR	7,700,970	6,979,182
SCB X PCL NVDR	484,400	1,387,167
Siam Cement PCL NVDR	274,500	1,838,970
Thai Oil PCL NVDR	605,785	882,660
		20,933,698

Turkey 1.7%
Akbank TAS	1,331,612	2,450,954
BIM Birlesik Magazalar AS	100,193	1,197,001
Eregli Demir ve Celik Fabrikalari TAS	818,981	1,088,898
Haci Omer Sabanci Holding AS *	437,440	1,248,729
KOC Holding AS	215,954	1,507,652
Turk Hava Yollari AO *	121,383	1,221,841
Turkcell Iletisim Hizmetleri AS	530,563	1,323,694
Turkiye Is Bankasi AS, Class C	3,032,883	1,283,904
Turkiye Petrol Rafinerileri AS	221,139	1,336,957
Yapi ve Kredi Bankasi AS	1,214,989	1,216,658
		13,876,288

United Arab Emirates 1.1%
Abu Dhabi Commercial Bank PJSC	462,552	1,050,309
Dubai Islamic Bank PJSC	496,202	751,146
SECURITY	NUMBER OF SHARES	VALUE ($)
Emaar Properties PJSC *	991,768	2,216,890
Emirates NBD Bank PJSC	54,294	251,300
Emirates Telecommunications Group Co. PJSC	554,877	2,568,246
First Abu Dhabi Bank PJSC	603,897	2,051,957
		8,889,848
Total Common Stocks (Cost $633,652,920)		789,936,078

PREFERRED STOCKS 4.5% OF NET ASSETS

Brazil 4.3%
Banco Bradesco SA	1,397,692	3,768,380
Centrais Eletricas Brasileiras SA, B Shares	45,214	361,879
Cia Energetica de Minas Gerais	458,807	863,256
Companhia Paranaense de Energia, B Shares	524,190	917,630
Gerdau SA	610,069	2,145,334
Itau Unibanco Holding SA	982,554	5,934,001
Metalurgica Gerdau SA	680,132	1,385,779
Petroleo Brasileiro SA	2,431,205	19,674,004
		35,050,263

Chile 0.1%
Sociedad Quimica y Minera de Chile SA, Class B	15,067	688,181

Colombia 0.1%
Bancolombia SA	150,865	1,234,455
Total Preferred Stocks (Cost $23,411,673)		36,972,899

SHORT-TERM INVESTMENTS 0.7% OF NET ASSETS

Money Market Funds 0.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.25% (c)(d)	5,436,845	5,436,845
Total Short-Term Investments (Cost $5,436,845)		5,436,845
Total Investments in Securities (Cost $662,501,438)		832,345,822

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $4,089,789.
(b)	Fair valued using significant unobservable inputs (see financial note 2(a), Securities for which no quoted value is available, for additional information).
(c)	The rate shown is the annualized 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan.

ADR —	American Depositary Receipt
DVR —	Differential Voting Rights
NVDR —	Non-Voting Depositary Receipt
See financial notes
Schwab Fundamental Index Funds | Semiannual Report
80

Schwab Fundamental Emerging Markets Large Company Index Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2024 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$—	$161,154,195	$—	$161,154,195
Brazil	58,668,577	—	—	58,668,577
Chile	4,652,889	—	—	4,652,889
China	3,007,676	276,413,031	1,776,752	281,197,459
Colombia	1,371,067	—	—	1,371,067
Czech Republic	972,499	—	—	972,499
Greece	1,672,316	1,462,452	—	3,134,768
Hungary	2,052,809	1,851,723	—	3,904,532
Malaysia	4,367,645	9,252,406	—	13,620,051
Mexico	27,672,791	—	—	27,672,791
Qatar	2,033,813	3,446,370	—	5,480,183
South Africa	12,109,092	23,187,051	—	35,296,143
Taiwan	3,299,751	166,745,037	—	170,044,788
Turkey	7,762,946	6,113,342	—	13,876,288
United Arab Emirates	7,839,539	1,050,309	—	8,889,848
Preferred Stocks[1]	36,972,899	—	—	36,972,899
Short-Term Investments[1]	5,436,845	—	—	5,436,845
Total	$179,893,154	$650,675,916	$1,776,752	$832,345,822

[1]	As categorized in the Portfolio Holdings.
See financial notes
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Schwab Fundamental Index Funds | Semiannual Report

Schwab Fundamental Emerging Markets Large Company Index Fund
Statement of Assets and Liabilities

As of April 30, 2024; unaudited
Assets
Investments in securities, at value - unaffiliated issuers (cost $662,501,438) including securities on loan of $4,089,789		$832,345,822
Cash		5,029,647
Foreign currency, at value (cost $1,255,944)		1,254,653
Deposit with broker for futures contracts		72,411
Receivables:
Dividends		2,153,596
Fund shares sold		199,619
Investments sold		53,407
Income from securities on loan	+	36,451
Total assets		841,145,606

Liabilities
Collateral held for securities on loan		5,436,845
Payables:
Fund shares redeemed		5,598,136
Foreign capital gains tax		5,351,976
Investment adviser fees	+	262,280
Total liabilities		16,649,237
Net assets		$824,496,369

Net Assets by Source
Capital received from investors		$814,946,664
Total distributable earnings	+	9,549,705
Net assets		$824,496,369

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$824,496,369		92,806,677		$8.88

See financial notes
Schwab Fundamental Index Funds | Semiannual Report
82

Schwab Fundamental Emerging Markets Large Company Index Fund
Statement of Operations

For the period November 1, 2023 through April 30, 2024; unaudited
Investment Income
Dividends received from securities - unaffiliated issuers (net of foreign withholding tax of $1,109,811)		$11,186,118
Other interest		77,885
Securities on loan, net	+	108,272
Total investment income		11,372,275

Expenses
Investment adviser fees		1,511,348
Total expenses	–	1,511,348
Net investment income		9,860,927

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized gains on sales of securities - unaffiliated issuers (net of foreign capital gains tax paid of $1,212,915)		7,109,934
Net realized gains on futures contracts		434,953
Net realized losses on foreign currency transactions	+	(169,661)
Net realized gains		7,375,226
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers (net of change in foreign capital gains tax of ($2,818,754))		100,430,597
Net change in unrealized appreciation (depreciation) on futures contracts		88,056
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	(26,282)
Net change in unrealized appreciation (depreciation)	+	100,492,371
Net realized and unrealized gains		107,867,597
Increase in net assets resulting from operations		$117,728,524
See financial notes
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Schwab Fundamental Index Funds | Semiannual Report

Schwab Fundamental Emerging Markets Large Company Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	11/1/23-4/30/24		11/1/22-10/31/23
Net investment income		$9,860,927	$33,974,624
Net realized gains (losses)		7,375,226	(3,536,349)
Net change in unrealized appreciation (depreciation)	+	100,492,371	60,740,349
Increase in net assets resulting from operations		$117,728,524	$91,178,624

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($37,187,563 )	($35,727,633 )

TRANSACTIONS IN FUND SHARES
	11/1/23-4/30/24			11/1/22-10/31/23
		SHARES	VALUE	SHARES	VALUE
Shares sold		12,623,919	$105,582,703	22,274,568	$182,839,887
Shares reinvested		3,008,395	24,789,176	2,947,877	22,698,652
Shares redeemed	+	(9,577,632)	(81,861,312)	(20,616,360)	(169,703,400)
Net transactions in fund shares		6,054,682	$48,510,567	4,606,085	$35,835,139

SHARES OUTSTANDING AND NET ASSETS
	11/1/23-4/30/24			11/1/22-10/31/23
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		86,751,995	$695,444,841	82,145,910	$604,158,711
Total increase	+	6,054,682	129,051,528	4,606,085	91,286,130
End of period		92,806,677	$824,496,369	86,751,995	$695,444,841
See financial notes
Schwab Fundamental Index Funds | Semiannual Report
84

Schwab Fundamental Index Funds
Financial Notes, unaudited

1. Business Structure of the Funds:
Each of the funds in this report is a series of Schwab Capital Trust (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:
SCHWAB CAPITAL TRUST
Schwab Fundamental US Large Company Index Fund	Schwab Target 2015 Fund
Schwab Fundamental US Small Company Index Fund	Schwab Target 2020 Fund
Schwab Fundamental International Large Company Index Fund	Schwab Target 2025 Fund
Schwab Fundamental International Small Company Index Fund	Schwab Target 2030 Fund
Schwab Fundamental Emerging Markets Large Company Index Fund	Schwab Target 2035 Fund
Schwab Fundamental Global Real Estate Index Fund	Schwab Target 2040 Fund
Schwab S&P 500 Index Fund	Schwab Target 2045 Fund
Schwab Small-Cap Index Fund®	Schwab Target 2050 Fund
Schwab U.S. Large-Cap Growth Index Fund	Schwab Target 2055 Fund
Schwab U.S. Large-Cap Value Index Fund	Schwab Target 2060 Fund
Schwab U.S. Mid-Cap Index Fund	Schwab Target 2065 Fund
Schwab Total Stock Market Index Fund®	Schwab Target 2010 Index Fund
Schwab International Index Fund®	Schwab Target 2015 Index Fund
Schwab MarketTrack All Equity Portfolio™	Schwab Target 2020 Index Fund
Schwab MarketTrack Growth Portfolio™	Schwab Target 2025 Index Fund
Schwab MarketTrack Balanced Portfolio™	Schwab Target 2030 Index Fund
Schwab MarketTrack Conservative Portfolio™	Schwab Target 2035 Index Fund
Schwab International Opportunities Fund	Schwab Target 2040 Index Fund
Schwab Balanced Fund	Schwab Target 2045 Index Fund
Schwab Core Equity Fund	Schwab Target 2050 Index Fund
Schwab Dividend Equity Fund	Schwab Target 2055 Index Fund
Schwab Large-Cap Growth Fund	Schwab Target 2060 Index Fund
Schwab Small-Cap Equity Fund	Schwab Target 2065 Index Fund
Schwab Health Care Fund	Schwab Monthly Income Fund - Target Payout
Schwab International Core Equity Fund	Schwab Monthly Income Fund - Flexible Payout
Schwab Target 2010 Fund	Schwab Monthly Income Fund - Income Payout
Each fund in this report offers one share class. Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the funds’ Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law. The "Fund Complex" includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust.
Investment Objectives
The Schwab Fundamental US Large Company Index Fund seeks investment results that correspond generally (before fees and expenses) to the total return of the Russell RAFITM US Large Company Index.
The Schwab Fundamental US Small Company Index Fund seeks investment results that correspond generally (before fees and expenses) to the total return of the Russell RAFITM US Small Company Index.
The Schwab Fundamental International Large Company Index Fund seeks investment results that correspond generally (before fees and expenses) to the total return of the Russell RAFITM Developed ex US Large Company Index.
The Schwab Fundamental International Small Company Index Fund seeks investment results that correspond generally (before fees and expenses) to the total return of the Russell RAFITM Developed ex US Small Company Index.
The Schwab Fundamental Emerging Markets Large Company Index Fund seeks investment results that correspond generally (before fees and expenses) to the total return of the Russell RAFITM Emerging Markets Large Company Index.
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Schwab Fundamental Index Funds | Semiannual Report

Schwab Fundamental Index Funds
Financial Notes, unaudited (continued)

 2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
The funds may invest in mutual funds and exchange-traded funds (ETFs), which are referred to as "underlying funds". For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports, which are filed with the U.S. Securities and Exchange Commission (SEC) and are available on the SEC’s website at www.sec.gov.
(a) Security Valuation:
Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated authority to a Valuation Designee, the funds’ investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in the funds’ portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
● Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
● Foreign equity security fair valuation: The Valuation Designee has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the valuation of a fund’s holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, the Valuation Designee seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of a fund’s portfolio holdings and the NAV of a fund’s shares and seeks to help ensure that the prices at which a fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of a fund and that of its comparative index or benchmark.
● Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
● Mutual funds: Mutual funds are valued at their respective NAVs.
● Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value a fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the
Schwab Fundamental Index Funds | Semiannual Report
86

Schwab Fundamental Index Funds
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
● Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, ETFs and futures contracts. Mutual funds and ETFs are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2 or Level 3 in the fair value hierarchy.
● Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include forward foreign currency exchange contracts. U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the valuation of a fund’s holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of foreign markets. The Valuation Designee has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets
● Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore a fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the funds’ investments as of April 30, 2024, are disclosed in each fund’s Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Futures Contracts: Futures contracts are instruments that represent an agreement between two parties that obligates one party to buy, and the other party to sell, specific instruments at an agreed upon price on a stipulated future date. A fund must give the broker a deposit of cash and/or securities (initial margin) whenever it enters into a futures contract. The amount of the deposit may vary from one contract to another. Subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized. Futures contracts are traded publicly on exchanges, and their value may change daily.
Securities Lending: Under the trust’s Securities Lending Program, a fund (lender), may make short-term loans of its securities to another party (borrower) to generate additional revenue for the fund. The borrower pledges collateral in the form of cash, securities issued or fully guaranteed by the U.S. government or foreign governments, or letters of credit issued by a bank.  Collateral at the individual loan level is required to be maintained on a daily marked-to-market basis in an amount at least equal to the current value of the securities loaned. The lending agent provides a fund with indemnification against borrower default (the borrower fails to return the security on loan) reducing the risk of loss as a result of default. The cash collateral of securities loaned is currently invested in money market portfolios operating pursuant to Rule 2a-7 under the 1940 Act. Each fund bears the risk of loss with respect to the investment of cash collateral. The terms of the securities lending agreement allow the funds or the lending agent to terminate any loan at any given time and the securities must be returned within the earlier of the standard trade settlement period or the specified time period under the relevant securities lending agreement. Securities lending income, as disclosed in each fund’s Statement of Operations, if applicable, represents the income earned from the investment of the cash collateral plus any fees paid by borrowers, less the fees paid to the lending agent and broker rebates which are subject to adjustments pursuant to the securities
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Schwab Fundamental Index Funds
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
lending agreement. On loans not collateralized by cash, a fee is received from the borrower, and is allocated between a fund and the lending agent.  The aggregate fair value of securities loaned will not at any time exceed one-third of the total assets of a fund, including collateral received from the loan. Securities lending fees paid to the unaffiliated lending agents start at 9% of gross lending revenue, with subsequent breakpoints to a low of 5%. In this context, the gross lending revenue equals the income received from the investment of cash collateral and fees paid by borrowers less any rebates paid to the borrowers. Any expenses charged by the cash collateral fund are in addition to these fees. All remaining revenue is retained by the fund, as applicable. No portion of lending revenue is paid to or retained by the investment adviser or any of its affiliates.
As of April 30, 2024, Schwab Fundamental US Large Company Index Fund, Schwab Fundamental US Small Company Index Fund, Schwab Fundamental International Large Company Index Fund, Schwab Fundamental International Small Company Index Fund and Schwab Fundamental Emerging Markets Large Company Index Fund had securities on loan, all of which were classified as common stocks. The value of the securities on loan and the related collateral as of April 30, 2024, are disclosed in each fund’s Portfolio Holdings and Statement of Assets and Liabilities.
Cash Investments: The funds, except for the Schwab Fundamental US Large Company Index Fund and Schwab Fundamental US Small Company Index Fund, may invest a portion of their assets in cash. Cash includes cash bank balances in an interest-bearing demand deposit account with maturity on demand by the funds.
Passive Foreign Investment Companies: Certain funds may own shares in certain foreign corporations that meet the Internal Revenue Code, as amended, definition of a Passive Foreign Investment Company (PFIC). The funds may elect for tax purposes to mark-to-market annually the shares of each PFIC lot held and would be required to distribute as ordinary income to shareholders any such marked-to-market gains (as well as any gains realized on sale).
Central Securities Depositories Regulation: The Central Securities Depositories Regulation (CSDR) introduced measures for the authorization and supervision of European Union Central Security Depositories and created a common set of prudential, organizational, and conduct of business standards at a European level. CSDR is designed to support securities settlement and operational aspects of securities settlement, including the provision of shorter settlement periods; mandatory buy-ins; and cash penalties, to prevent and address settlement fails. CSDR measures are aimed to prevent settlement fails by ensuring that all transaction details are provided to facilitate settlement, as well as further incentivizing timely settlement by imposing cash penalty fines and buy-ins. The Schwab Fundamental International Large Company Index Fund, Schwab Fundamental International Small Company Index Fund and Schwab Fundamental Emerging Markets Large Company Index Fund may be subject to pay cash penalties and may also receive cash penalties with certain counterparties in instances where there are settlement fails. These cash penalties are included in the net realized gains (losses) on sales of securities in each fund’s Statement of Operations, if any.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
Assets and liabilities denominated in foreign currencies are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date. Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange appreciation or depreciation arises from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period. These realized and unrealized foreign exchange gains or losses are reported in foreign currency transactions or translations in each fund’s Statement of Operations, if any. The funds do not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments, if any.
Gains realized by the funds on the sale of securities in certain foreign countries may be subject to non-U.S. taxes. In those instances, the funds record a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.
When a fund closes out a futures contract position, it calculates the difference between the value of the position at the beginning and at the end of the contract, and records a realized gain or loss accordingly.
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Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(d) Investment Income:
Interest income is recorded as it accrues. Dividends, in the form of cash or non-cash income such as in the form of additional securities, and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the date the ex-dividend is confirmed. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
Income received from foreign sources may result in withholding tax. Withholding taxes are accrued at the same time as the related income if the tax rate is fixed and known, unless a tax withheld is reclaimable from the local tax authorities in which case it is recorded as receivable. If the tax rate is not known or estimable, such expense or reclaim receivable is recorded when the net proceeds are received.
The Schwab Fundamental International Large Company Index Fund and Schwab Fundamental International Small Company Index Fund filed claims to recover taxes previously withheld in certain European Union countries on the basis that those countries had purportedly violated certain provisions in the Treaty on the Functioning of the European Union. These filings are subject to various administrative and judicial proceedings within these countries, and all professional fees associated with these filings have been paid by the investment adviser. The professional fees related to European Union foreign withholding tax claims are non-contingent and non-routine expenses which are subject to repayment to the investment adviser (see financial note 4 for additional information).
For U.S. income tax purposes, European Union reclaims received reduce the amounts of foreign taxes that the fund passes through to its shareholders. If European Union reclaims received exceed foreign withholding taxes paid, the Schwab Fundamental International Large Company Index Fund and Schwab Fundamental International Small Company Index Fund will evaluate the requirements for entering into a closing agreement with the Internal Revenue Service (IRS) to address any prior years’ U.S. income tax liabilities attributable to fund shareholders resulting from the recovery of foreign taxes. The closing agreement would result in the fund paying a compliance fee to the IRS, on behalf of its shareholders, representing the estimated tax savings generated from foreign tax credits claimed by fund shareholders on their tax returns in prior years. During the period ended April 30, 2024, the Schwab Fundamental International Large Company Index Fund and Schwab Fundamental International Small Company Index Fund did not incur any compliance fees.
(e) Expenses:
Pursuant to the Amended and Restated Advisory Agreement (Advisory Agreement) between the investment adviser and the trust, the investment adviser will pay the operating expenses of each fund, excluding taxes, any brokerage expenses, and extraordinary or non-routine expenses. Taxes, any brokerage expenses and extraordinary or non-routine expenses that are specific to a fund are charged directly to the fund. The Advisory Agreement excludes paying acquired fund fees and expenses, which are indirect expenses incurred by a fund through its investments in underlying funds. Acquired fund fees and expenses are indirect expenses incurred by a fund through its investments in underlying funds. Such expenses are reflected in the net asset values of the underlying funds.
(f) Distributions to Shareholders:
The funds make distributions from net investment income and net realized capital gains, if any, once a year. To receive a distribution, you must be a registered shareholder on the record date. Distributions are paid to shareholders on the payable date.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.
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Schwab Fundamental Index Funds
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(i) Foreign Taxes:
The funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, corporate events, foreign currency exchanges and capital gains on investments. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in foreign markets in which the funds invest. These foreign taxes, if any, are paid by the funds and are disclosed in each fund’s Statement of Operations. Foreign taxes accrued as of April 30, 2024, if any, are reflected in each fund’s Statement of Assets and Liabilities.
(j) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.
(k) Regulatory Update:
Effective January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these rule and form amendment changes on the content of the current shareholder report and the newly created annual and semiannual streamlined shareholder reports.

3. Risk Factors:
Investing in the funds may involve certain risks, as discussed in the funds’ prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters and epidemics, may also negatively affect the financial markets. As with any investment whose performance is tied to these markets, the value of an investment in a fund will fluctuate, which means that an investor could lose money over short or long periods.
Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.
Investment Style Risk. The funds are index funds. Therefore, each fund follows the securities included in its respective index during upturns as well as downturns. Because of its indexing strategy, a fund does not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of a fund’s expenses, a fund’s performance may be below that of the index. Errors relating to the index may occur from time to time and may not be identified by the index provider for a period of time. In addition, market disruptions could cause delays in an index’s rebalancing schedule. Such errors and/or market disruptions may result in losses for a fund.
Market Capitalization Risk. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. During a period when securities of a particular market capitalization fall behind other types of investments, a fund’s performance could be impacted.
Large-Cap Company Risk. Large-cap companies are generally more mature and the securities issued by these companies may not be able to reach the same levels of growth as the securities issued by small- or mid-cap companies.
Small-Cap Company Risk. Securities issued by small-cap companies may be riskier than those issued by larger companies, and their prices may move sharply, especially during market upturns and downturns.
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Financial Notes, unaudited (continued)

3. Risk Factors (continued):
Tracking Error Risk. As index funds, each fund seeks to track the performance of its respective index, although it may not be successful in doing so. The divergence between the performance of a fund and the index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.
Concentration Risk. To the extent that a fund’s or its respective index’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector, country or asset class, the fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more vulnerable to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector, country or asset class.
Foreign Investment Risk. A fund’s investments in securities of foreign issuers involve certain risks that may be greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of a fund’s investments, and could impair the fund’s ability to meet its investment objective or invest in accordance with its investment strategy. There is a risk that investments in securities denominated in, and/or receiving revenues in, foreign currencies will decline in value relative to the U.S. dollar. Foreign securities may also include American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and European Depositary Receipts (EDRs), which may be less liquid than the underlying shares in their primary trading market, and GDRs, in particular, many of which are issued by companies in emerging markets, may be more volatile. Foreign securities may also include investments in variable interest entities (VIEs) structures, which are created by China-based operating companies in jurisdictions outside of China to obtain indirect financing due to Chinese regulations that prohibit non-Chinese ownership of those companies. To the extent a fund’s investments in a single country or a limited number of countries represent a large percentage of the fund’s assets, the fund’s performance may be adversely affected by the economic, political, regulatory and social conditions in those countries, and the fund’s price may be more volatile than the price of a fund that is geographically diversified.
Emerging Markets Risk. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting, auditing, financial reporting and recordkeeping requirements and greater risk associated with the custody of securities. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in developed countries. As a result, there may be an increased risk of illiquidity and price volatility associated with a fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar, and, at times, it may be difficult to value such investments.
Derivatives Risk. Each fund may use derivatives to enhance returns or hedge against market declines. Examples of derivatives are options, futures, options on futures and swaps. An option is the right to buy or sell an instrument at a specific price before a specific date. A future is an agreement to buy or sell a financial instrument at a specific price on a specific day. A swap is an agreement whereby two parties agree to exchange payment streams calculated in relation to a rate, index, instrument or certain securities and a predetermined amount. A fund’s use of derivatives that are subject to regulation by the Commodity Futures Trading Commission (CFTC) could cause the fund to become a commodity pool, which would require the fund to comply with certain CFTC rules.
A fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Certain of these risks, such as liquidity risk and market risk, are discussed elsewhere in this section. A fund’s use of derivatives is also subject to lack of availability risk, credit risk, leverage risk, valuation risk, correlation risk and tax risk. Lack of availability risk is the risk that suitable derivative transactions may not be available in all circumstances for risk management or other purposes. Credit risk is the risk that the counterparty to a derivatives transaction may not fulfill its obligations. Leverage risk is the risk that a small percentage of assets invested in derivatives can have a disproportionately large impact on the fund. Valuation risk is the risk that a particular derivative may be valued incorrectly. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of derivatives may cause the fund to realize higher amounts of short-term capital gains. A fund’s use of derivatives could reduce the fund’s performance, increase the fund’s volatility, and could cause the fund to lose more than the initial amount invested. A fund’s use of derivatives also could create a risk of counterparty default under certain transactions, risks that the fund would need to liquidate portfolio positions when it may not be advantageous to do so in order to meet margin and payment obligations, and legal risks relating to insufficient documentation, insufficient capacity or authority of a counterparty, or legality or enforceability of a contract.
Liquidity Risk. A fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the fund may have to sell them at a loss.
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Schwab Fundamental Index Funds
Financial Notes, unaudited (continued)

3. Risk Factors (continued):
Sampling Index Tracking Risk. To the extent a fund uses a sampling method, the fund may not fully replicate its respective index and may hold securities not included in the index. As a result, the fund is subject to the risk that the investment adviser’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results. If a fund utilizes a sampling approach, it may not track the return of the index as well as it would if the fund purchased all of the securities in the index.
Securities Lending Risk. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.
Exchange Traded Funds (ETFs) Risk. Certain funds may purchase shares of ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. When a fund invests in an ETF, in addition to directly bearing the expenses associated with its own operations, it will bear a proportionate share of the ETF’s expenses. Therefore, it may be more costly to own an ETF than to own the underlying securities directly. In addition, while the risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF holds, lack of liquidity in the market for an ETF’s shares can result in its value being more volatile than the underlying portfolio securities.
Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.

4. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management, a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to the Advisory Agreement between the investment adviser and the trust.
For its advisory and administrative services to the funds, the investment adviser is entitled to receive an annual fee, payable monthly, based on a percentage of each fund’s average daily net assets as follows:
SCHWAB FUNDAMENTAL US LARGE COMPANY INDEX FUND	SCHWAB FUNDAMENTAL US SMALL COMPANY INDEX FUND	SCHWAB FUNDAMENTAL INTERNATIONAL LARGE COMPANY INDEX FUND	SCHWAB FUNDAMENTAL INTERNATIONAL SMALL COMPANY INDEX FUND	SCHWAB FUNDAMENTAL EMERGING MARKETS LARGE COMPANY INDEX FUND
0.25%	0.25%	0.25%	0.39%	0.39%
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Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):
Investments from Affiliates
Certain funds in the Fund Complex may own shares of other funds in the Fund Complex. The table below reflects the percentages of shares of each fund in this report that are owned by other funds in the Fund Complex as of April 30, 2024, as applicable:
UNDERLYING FUNDS
	SCHWAB FUNDAMENTAL US LARGE COMPANY INDEX FUND	SCHWAB FUNDAMENTAL US SMALL COMPANY INDEX FUND	SCHWAB FUNDAMENTAL INTERNATIONAL LARGE COMPANY INDEX FUND	SCHWAB FUNDAMENTAL INTERNATIONAL SMALL COMPANY INDEX FUND	SCHWAB FUNDAMENTAL EMERGING MARKETS LARGE COMPANY INDEX FUND
Schwab MarketTrack All Equity Portfolio	1.4%	1.6%	2.3%	7.5%	5.2%
Schwab MarketTrack Balanced Portfolio	0.6%	0.5%	0.9%	2.5%	1.7%
Schwab MarketTrack Conservative Portfolio	0.1%	0.1%	0.2%	0.6%	0.4%
Schwab MarketTrack Growth Portfolio	1.3%	1.3%	1.8%	5.3%	3.6%
Schwab Target 2010 Fund	0.0%*	— %	0.0%*	— %	— %
Schwab Target 2015 Fund	0.0%*	— %	0.0%*	— %	— %
Schwab Target 2020 Fund	0.1%	— %	0.1%	— %	— %
Schwab Target 2025 Fund	0.1%	— %	0.1%	— %	— %
Schwab Target 2030 Fund	0.3%	— %	0.3%	— %	— %
Schwab Target 2035 Fund	0.3%	— %	0.2%	— %	— %
Schwab Target 2040 Fund	0.6%	— %	0.5%	— %	— %
Schwab Target 2045 Fund	0.2%	— %	0.1%	— %	— %
Schwab Target 2050 Fund	0.2%	— %	0.1%	— %	— %
Schwab Target 2055 Fund	0.1%	— %	0.1%	— %	— %
Schwab Target 2060 Fund	0.1%	— %	0.0%*	— %	— %
Schwab Target 2065 Fund	0.0%*	— %	0.0%*	— %	— %

*	Less than 0.05%
Other Affiliated Transactions
The professional fees related to European Union foreign withholding tax claims discussed in financial note 2(d) are non-contingent and non-routine expenses. The investment adviser agreed to pay these professional fees, on behalf of the funds, subject to reimbursement by the funds to the investment adviser to the extent the funds are able to successfully recover tax claims in the future.
For the period ended April 30, 2024, the professional fees incurred by the Schwab Fundamental International Large Company Index Fund and Schwab Fundamental International Small Company Index Fund and paid by the investment adviser were $35,066 and $6,591, respectively, as shown as Professional fees in each fund’s Statement of Operations.
During the period ended April 30, 2024, the Schwab Fundamental International Large Company Index Fund and Schwab Fundamental International Small Company Index Fund did not recover any previously withheld foreign withholding tax claims and made no reimbursements to the investment adviser.
As of April 30, 2024, the balance of professional fees related to foreign withholding tax claims subject to future reimbursement by the Schwab Fundamental International Large Company Index Fund and Schwab Fundamental International Small Company Index Fund to the investment adviser were $138,949 and $8,655, respectively.
No other amounts for additional foreign withholding tax claims are reflected in the financial statements due to the uncertainty surrounding the ultimate resolution of proceedings, the likelihood of receipt of these claims, and the potential timing of payment.
Interfund Transactions
The funds may engage in direct transactions with certain other funds in the Fund Complex in accordance with procedures adopted by the Board pursuant to Rule 17a-7 under the 1940 Act. When one fund is seeking to sell a security that another fund is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs while allowing each fund to execute the
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Schwab Fundamental Index Funds
Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):
transaction at the current market price. This practice is limited to funds that share the same investment adviser, trustees and/or officers The net realized gains or losses on sales of interfund transactions are recorded in Net realized gains (losses) on sales of securities — unaffiliated issuers in the Statement of Operations. For the period ended April 30, 2024, each fund’s purchases and sales of securities with other funds in the Fund Complex as well as any realized gains (losses) were as follows:
	PURCHASE COST	SALE PROCEEDS	REALIZED GAINS (LOSSES)
Schwab Fundamental US Large Company Index Fund	$133,451,844	$95,194,646	($5,783,673 )
Schwab Fundamental US Small Company Index Fund	35,138,318	58,343,044	10,590,699
Schwab Fundamental International Large Company Index Fund	41,085,022	40,922,981	2,800,469
Schwab Fundamental International Small Company Index Fund	27,835,817	16,005,747	5,593,520
Schwab Fundamental Emerging Markets Large Company Index Fund	6,732,034	3,444,165	783,629
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other funds in the Fund Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The funds had no interfund borrowing or lending activity during the period.

5. Board of Trustees:
The Board may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The funds did not pay any interested persons or non-interested persons (independent trustees). The independent trustees are paid by the investment adviser. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

6. Borrowing from Banks:
During the period, the funds were participants with other funds in the Fund Complex in a joint, syndicated, committed $1 billion line of credit (the Syndicated Credit Facility), maturing on September 26, 2024. Under the terms of the Syndicated Credit Facility, in addition to the investment adviser paying the interest charged on any borrowings by a fund, the investment adviser paid a commitment fee of 0.15% per annum on the funds’ proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the funds were participants with other funds in the Fund Complex in a joint, unsecured, uncommitted $400 million line of credit (the Uncommitted Credit Facility), with State Street Bank and Trust Company, maturing on September 26, 2024. Under the terms of the Uncommitted Credit Facility, the investment adviser pays interest on the amount a fund borrows. There were no borrowings by any of the funds from either line of credit during the period.
The funds also have access to custodian overdraft facilities. A fund may have utilized the overdraft facility and incurred an interest expense, which is paid by the investment adviser, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Derivatives:
Certain funds entered into futures contracts during the report period to equitize available cash. Refer to financial note 2(b) for the funds’ accounting policies with respect to futures contracts and financial note 3 for disclosures concerning the risks of investing in futures contracts.
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Financial Notes, unaudited (continued)

7. Derivatives (continued):
As of April 30, 2024, the Statement of Assets and Liabilities included the following financial derivative instrument fair values held at period end:
	EQUITY CONTRACTS	TOTAL
Asset Derivatives
Schwab Fundamental US Large Company Index Fund
Futures Contracts[1]	$8,628	$8,628
Schwab Fundamental US Small Company Index Fund
Futures Contracts[1]	2,245	2,245

[1]
Includes cumulative unrealized appreciation of futures contracts as reported in the fund’s Portfolio Holdings. Only current day’s variation margin on futures contracts is reported in the Statement of Assets and Liabilities.

Liability Derivatives
Schwab Fundamental International Large Company Index Fund
Futures Contracts[1]	($122,117 )	($122,117 )
Schwab Fundamental International Small Company Index Fund
Futures Contracts[1]	(125,933)	(125,933)

[1]
Includes cumulative unrealized depreciation of futures contracts as reported in each fund’s Portfolio Holdings. Only current day’s variation margin on futures contracts is reported in the Statement of Assets and Liabilities.

The effects of the derivative contracts in the Statement of Operations for the period ended April 30, 2024, were:
	EQUITY CONTRACTS	TOTAL
Net Realized Gains (Losses)
Schwab Fundamental US Large Company Index Fund
Futures Contracts[1]	$5,363,867	$5,363,867
Schwab Fundamental US Small Company Index Fund
Futures Contracts[1]	1,323,331	1,323,331
Schwab Fundamental International Large Company Index Fund
Futures Contracts[1]	1,283,067	1,283,067
Schwab Fundamental International Small Company Index Fund
Futures Contracts[1]	333,702	333,702
Schwab Fundamental Emerging Markets Large Company Index Fund
Futures Contracts[1]	434,953	434,953

[1]	Statement of Operations location: Net realized gains (losses) on futures contracts.

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Schwab Fundamental Index Funds
Financial Notes, unaudited (continued)

7. Derivatives (continued):
Net Change in Unrealized Appreciation (Depreciation)
Schwab Fundamental US Large Company Index Fund
Futures Contracts[1]	$1,114,400	$1,114,400
Schwab Fundamental US Small Company Index Fund
Futures Contracts[1]	246,940	246,940
Schwab Fundamental International Large Company Index Fund
Futures Contracts[1]	219,765	219,765
Schwab Fundamental International Small Company Index Fund
Futures Contracts[1]	13,289	13,289
Schwab Fundamental Emerging Markets Large Company Index Fund
Futures Contracts[1]	88,056	88,056

[1]	Statement of Operations location: Net change in unrealized appreciation (depreciation) on futures contracts.
During the period ended April 30, 2024, the month-end average notional amounts of futures contracts held by the funds and the month-end average number of contracts held were as follows:
	NOTIONAL AMOUNTS	NUMBER OF CONTRACTS
Schwab Fundamental US Large Company Index Fund	$31,603,459	133
Schwab Fundamental US Small Company Index Fund	8,033,229	83
Schwab Fundamental International Large Company Index Fund	17,269,511	156
Schwab Fundamental International Small Company Index Fund	4,353,711	39
Schwab Fundamental Emerging Markets Large Company Index Fund	4,317,201	87

8. Purchases and Sales of Investment Securities:
For the period ended April 30, 2024, purchases and sales of securities (excluding in-kind transactions and short-term obligations) were as follows:
	PURCHASES OF SECURITIES	SALES OF SECURITIES
Schwab Fundamental US Large Company Index Fund	$962,202,253	$339,924,846
Schwab Fundamental US Small Company Index Fund	487,788,212	280,420,771
Schwab Fundamental International Large Company Index Fund	324,380,220	145,150,413
Schwab Fundamental International Small Company Index Fund	86,928,406	112,010,981
Schwab Fundamental Emerging Markets Large Company Index Fund	103,736,558	78,799,802
During the period ended April 30, 2024, the following funds had transactions in connection with in-kind transactions:
	IN-KIND PURCHASES OF SECURITIES	IN-KIND SALES OF SECURITIES
Schwab Fundamental US Large Company Index Fund	$—	$371,746,416
Schwab Fundamental US Small Company Index Fund	—	137,948,341
The funds may realize net capital gains or losses resulting from in-kind redemptions. Because such gains or losses are not taxable to the funds and are not distributed to existing fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to capital received from investors at the end of the funds’ tax year. These reclassifications have no effect on net assets or net asset values per share. The net realized in-kind gains or losses on sales of in-kind redemptions for the period ended April 30, 2024, are disclosed in the funds’ Statements of Operations, if any.
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 9. Federal Income Taxes:
As of April 30, 2024, the tax basis cost of the funds’ investments and gross unrealized appreciation and depreciation were as follows:
	TAX COST	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)
Schwab Fundamental US Large Company Index Fund	$5,137,367,939	$3,297,069,086	($142,028,732 )	$3,155,040,354
Schwab Fundamental US Small Company Index Fund	1,613,692,479	402,594,247	(169,463,560)	233,130,687
Schwab Fundamental International Large Company Index Fund	2,206,013,919	464,219,942	(87,795,570)	376,424,372
Schwab Fundamental International Small Company Index Fund	515,935,096	96,929,332	(45,407,599)	51,521,733
Schwab Fundamental Emerging Markets Large Company Index Fund	722,714,978	171,680,718	(62,049,874)	109,630,844
Capital loss carryforwards have no expiration and may be used to offset future realized capital gains for federal income tax purposes. As of October 31, 2023, the funds had capital loss carryforwards available as follows:

Schwab Fundamental US Large Company Index Fund	$43,802,035
Schwab Fundamental US Small Company Index Fund	10,918,954
Schwab Fundamental International Large Company Index Fund	52,818,527
Schwab Fundamental International Small Company Index Fund	2,216,460
Schwab Fundamental Emerging Markets Large Company Index Fund	102,902,372
The tax basis components of distributions and components of distributable earnings on a tax basis are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of April 30, 2024. The tax basis components of distributions paid during the fiscal year ended October 31, 2023 were as follows:
	PRIOR FISCAL YEAR END DISTRIBUTIONS
	ORDINARY INCOME	LONG-TERM CAPITAL GAINS
Schwab Fundamental US Large Company Index Fund	$133,865,719	$—
Schwab Fundamental US Small Company Index Fund	18,239,275	87,539,598
Schwab Fundamental International Large Company Index Fund	49,119,207	—
Schwab Fundamental International Small Company Index Fund	11,013,851	15,959,445
Schwab Fundamental Emerging Markets Large Company Index Fund	35,727,633	—
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts in the financial statements. The funds may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
As of October 31, 2023, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in each fund’s Statement of Operations. During the fiscal year ended October 31, 2023, the funds did not incur any interest or penalties.

10. Subsequent Events:
At a meeting held on February 28, 2024, the Board approved changes to each fund’s comparative index from a Russell RAFI Index to a RAFI Fundamental High Liquidity Index as well as changes to each fund’s investment objective, which is nonfundamental, and each fund’s name. These changes are scheduled to be effective on June 21, 2024. For more information, please visit schwabassetmanagement.com/schwabfunds_prospectus.
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Schwab Fundamental Index Funds
Financial Notes, unaudited (continued)

10. Subsequent Events (continued):
Other than the planned changes discussed above, management has determined there are no other subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
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Schwab Fundamental Index Funds
Trustees and Officers

The tables below give information about the trustees and officers of Schwab Capital Trust, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 106 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the funds’ Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Michael J. Beer 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2022)	Retired. Director, President and Chief Executive Officer (Dec. 2016 – Sept. 2019), Principal Funds (investment management).	106	Director (2016 – 2019), Principal Funds, Inc.
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor.	106	None
Nancy F. Heller 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Retired.	106	None
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	106	Director (2004 – present), Corcept Therapeutics Incorporated Director (2009 – 2021), Adamas Pharmaceuticals, Inc. Director (2003 – 2019), Symantec Corporation
Jane P. Moncreiff 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2019)	Consultant (2018 – present), Fulham Advisers LLC (management consulting); Chief Investment Officer (2009 – 2017), CareGroup Healthcare System, Inc. (healthcare).	106	None
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Schwab Fundamental Index Funds
Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant (2008 – present), Patmore Management Consulting (management consulting).	106	None
J. Derek Penn 1957 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2021)	Head of Equity Sales and Trading (2006 – 2018), BNY Mellon (financial services).	106	None

Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)
Co-Chairman of the Board (July 2022 – present), Director and Chief
Executive Officer (Oct. 2008 – present) and President
(Feb. 2007 – Oct. 2021), The Charles Schwab Corporation; President and
Chief Executive Officer (Oct. 2008 – Oct. 2021) and Director
(May 2008 – Oct. 2021), Charles Schwab & Co., Inc.; Co-Chairman of the
Board (July 2022 – present) and Director (Apr. 2006 – present), Charles
Schwab Bank, SSB; Co-Chairman of the Board (July 2022 – present) and
Director (Nov. 2017 – present), Charles Schwab Premier Bank, SSB;
Co-Chairman of the Board (July 2022 – present) and Director
(July 2019 – present), Charles Schwab Trust Bank; Director
(May 2008 – present), Chief Executive Officer (Aug. 2017 – present) and
President (Aug. 2017 – Nov. 2021), Schwab Holdings, Inc.; Manager
(Sept. 2023 – present), TD Ameritrade Holding LLC; Director
(Oct. 2020 – Aug. 2023), TD Ameritrade Holding Corporation; Director
(July 2016 – Oct. 2021), Charles Schwab Investment Management, Inc.
		106	Director (2008 – present), The Charles Schwab Corporation
Richard A. Wurster[2] 1973 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2022)
President (Oct. 2021 – present) and Executive Vice President – Schwab
Asset Management Solutions (Apr. 2019 – Oct. 2021), The Charles
Schwab Corporation; President, Director (Oct. 2021 – present), Executive
Vice President – Schwab Asset Management Solutions
(July 2019 – Oct. 2021) and Senior Vice President – Advisory
(May 2016 – July 2019), Charles Schwab & Co., Inc.; President
(Nov. 2021 – present), Schwab Holdings, Inc.; Director
(Oct. 2021 – present) and Chief Executive Officer (Nov. 2019 – Jan. 2022),
Charles Schwab Investment Management, Inc.; Director, Chief Executive
Officer and President (Mar. 2018 – Oct. 2022), Charles Schwab Investment
Advisory, Inc.; Chief Executive Officer (July 2016 – Apr. 2018) and
President (Mar. 2017 – Apr. 2018), ThomasPartners, Inc.; Chief Executive
Officer (July 2016 – Apr. 2018), Windhaven Investment Management, Inc.
		106	None

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Schwab Fundamental Index Funds
Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Omar Aguilar
1970
Chief Executive Officer, President and Chief Investment
Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2011)

Chief Executive Officer (Jan. 2022 – present), President (Oct. 2023 – present), (Chief
Investment Officer (Apr. 2011 – present) and Senior Vice President (Apr. 2011 – Jan. 2022),
Charles Schwab Investment Management, Inc.; Director, Chief Executive Officer and
President (Oct. 2022 – present), Charles Schwab Investment Advisory, Inc.; Chief Executive
Officer (Sept. 2023 – present), President (Oct. 2023 – present), Chief Investment Officer
(June 2011 – present) and Vice President (June 2011 – Sept. 2023), Schwab Funds, Laudus
Trust and Schwab ETFs.

Mark Fischer
1970
Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2013)

Chief Operating Officer (Dec. 2020 – present) and Treasurer and Chief Financial Officer
(Jan. 2016 – Dec. 2022), Schwab Funds, Laudus Trust and Schwab ETFs; Chief Financial
Officer (Mar. 2020 – present), Chief Operating Officer (Oct. 2023 – present), Managing
Director (Mar. 2023 – present) and Vice President (Oct. 2013 – Mar. 2023), Charles Schwab
Investment Management, Inc.

Dana Smith
1965
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2023)

Treasurer and Chief Financial Officer (Jan. 2023 – present) and Assistant Treasurer
(Dec. 2015 – Dec. 2022), Schwab Funds, Laudus Trust and Schwab ETFs; Managing Director
(Mar. 2023 – present), Vice President (Mar. 2022 – Mar. 2023) and Director
(Oct. 2015 – Mar. 2022), Charles Schwab Investment Management, Inc.; Managing Director
(May 2022 – present) and Vice President (Apr. 2022 – May 2022), Charles Schwab & Co., Inc.

Patrick Cassidy
1964
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2018)

Chief Investment Officer (Oct. 2023 – present) and Vice President (Feb. 2018 – present),
Schwab Funds, Laudus Trust and Schwab ETFs; Managing Director (Mar. 2023 – present),
Chief Investment Officer (Oct. 2023 – present), and Senior Vice President
(Oct. 2012 – Mar. 2023), Charles Schwab Investment Management, Inc.

William P. McMahon, Jr.
1972
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2021)

Managing Director (Mar. 2023 – present), Senior Vice President (Jan. 2020 – Mar. 2023) and
Chief Investment Officer (Jan. 2020 – present) Charles Schwab Investment
Management, Inc.; Vice President and Chief Investment Officer (June 2021 – present),
Schwab Funds, Laudus Trust and Schwab ETFs; Senior Vice President and Chief Investment
Officer – ThomasPartners Strategies (Apr. 2018 – Dec. 2019), Charles Schwab Investment
Advisory, Inc.; Senior Vice President and Chief Investment Officer (May 2001 – Apr. 2018),
ThomasPartners, Inc.

Catherine MacGregor
1964
Chief Legal Officer and Secretary, Schwab Funds and
Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Trust
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios and Laudus Trust since 2005; Schwab Strategic
Trust since 2009)

Chief Legal Officer (Mar. 2022 – present), Managing Director (Mar. 2023 – present) and Vice
President (Sept. 2005 – Mar. 2023), Charles Schwab Investment Management, Inc.;
Managing Director (May 2022 – present) and Vice President (Aug. 2005 – May 2022), Charles
Schwab & Co., Inc.; Vice President (Dec. 2005 – present) and Chief Legal Officer and Clerk
(Mar. 2007 – present), Laudus Trust; Chief Legal Officer and Secretary (Oct. 2021 – present),
Vice President (Nov. 2005 – Oct. 2021) and Assistant Secretary (June 2007 – Oct. 2021),
Schwab Funds; Chief Legal Officer and Secretary (Oct. 2021 – present), Vice President and
Assistant Secretary (Oct. 2009 – Oct. 2021), Schwab ETFs.

1
Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
2
Mr. Bettinger and Mr. Wurster are Interested Trustees. Mr. Bettinger and Mr. Wurster are Interested Trustees because each owns stock of The Charles Schwab Corporation (CSC), the parent company of Charles Schwab Investment Management, Inc., the investment adviser for the trusts in the Fund Complex, and is an employee of Charles Schwab & Co., Inc. (Schwab), the principal underwriter for The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust.
3
The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.
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Schwab Fundamental Index Funds
Glossary

asset allocation The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.
asset class A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.
bond A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the coupon rate) until a specified date (the maturity date), at which time the issuer returns the money borrowed (principal or face value) to the bondholder. Because of their structure, bonds are sometimes called “fixed-income securities” or “debt securities.”
An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.
bond fund A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.
cap, capitalization See “market cap.”
capital gain, capital loss the difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the capital gain or loss is considered unrealized appreciation or depreciation.
expense ratio The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
market cap, market capitalization The value of a company as determined by the total value of all shares of its stock outstanding.
MSCI EAFE Index (Net) A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets in Europe, Australasia, and the Far East. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes; returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
MSCI Emerging Markets Index (Net) A free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets. This series approximates the minimum possible dividend reinvestment. The returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
net asset value (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.
outstanding shares, shares outstanding When speaking of a company or mutual fund, indicates all shares currently held by investors.
price-to-book ratio (P/B) The market price of a company’s stock compared with its “book value.” A mutual fund’s P/B is the weighted average of the P/B of all stocks in the fund’s portfolio.
price-to-earnings ratio (P/E) The market price of a company’s stock compared with earnings over the past year. A mutual fund’s P/E is the weighted average of the P/E of all stocks in the fund’s portfolio.
restricted and illiquid securities Restricted securities are securities that are subject to legal restrictions on their sale. Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933 (the 1933 Act), or in a registered public offering. Certain restricted securities, such as Section 4(a)(2) commercial paper and Rule 144A securities under the 1933 Act, may be considered to be liquid if they meet the criteria for liquidity established by the Board. Illiquid securities generally are any securities that cannot be disposed of promptly and in the ordinary course of business at approximately the amount at which a fund has valued the instruments. The liquidity of a fund’s investments is monitored under the supervision and direction of the Board. Investments currently not considered liquid include repurchase agreements not maturing within seven days and certain restricted securities.
return on equity (ROE) The average yearly rate of return for each dollar of investors’ money, measured over the past five years.
Russell 1000 Index An index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, and represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Russell 2000 Index An index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index. The Russell 3000 Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Russell RAFI Developed ex US Large Company Index (Net) An index that ranks developed ex-U.S. companies in the FTSE Global Total Cap Index by fundamental measures of size and tracks the performance of those companies whose fundamental scores are in the top 87.5%. The index uses a partial quarterly reconstitution methodology in which the index is split into four equal segments at the annual reconstitution and each segment is then rebalanced on a rolling quarterly basis. The Net series reduces index performance by adjusting for local taxes. Selecting the developed ex-U.S. companies in the FTSE Global Total Cap Index measures the performance of the largest investable securities in developed countries globally, excluding companies assigned to the United States.
Russell RAFI Developed ex US Small Company Index (Net) An index that ranks developed ex-U.S. companies in the FTSE Global Total Cap Index by fundamental measures of size and tracks the performance of those companies whose fundamental scores rank below the 87.5% threshold. The index uses a partial quarterly reconstitution methodology in which the index is split into four equal segments at the annual reconstitution and each segment is then rebalanced on a rolling quarterly basis. The Net series reduces index performance by adjusting for local taxes. Selecting the developed ex-U.S. companies in the FTSE Global Total Cap Index measures the performance of the smallest investable securities in developed countries globally, excluding companies assigned to the United States.
Russell RAFI Emerging Markets Large Company Index (Net) An index that ranks emerging market companies in the FTSE Global Total Cap Index by measures of fundamental size and tracks the performance of those companies whose fundamental scores are in the top 87.5%. The index uses a partial quarterly reconstitution methodology in which the
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Schwab Fundamental Index Funds
index is split into four equal segments at the annual reconstitution and each segment is then rebalanced on a rolling quarterly basis. The Net series reduces index performance by adjusting for local taxes. Selecting the emerging companies in the FTSE Global Total Cap Index measures the performance of the investable securities in emerging markets globally.
Russell RAFI US Large Company Index An index that ranks U.S. companies in the FTSE Global Total Cap Index. The Russell RAFI US Large Company Index includes only those securities that are members of the U.S. portion whose fundamental scores are in the top 87.5%. The index uses a partial quarterly reconstitution methodology in which the index is split into four equal segments at the annual reconstitution and each segment is then rebalanced on a rolling quarterly basis.
Russell RAFI US Small Company Index An index that ranks U.S. companies in the FTSE Global Total Cap Index. The Russell RAFI US Small Company Index includes only those securities that are members of the U.S. portion and rank below the 87.5% fundamental score threshold. The index uses a partial quarterly reconstitution methodology in which the index is split into four equal segments at the annual reconstitution and each segment is then rebalanced on a rolling quarterly basis.
S&P 500 Index An index that is designed to measure the performance of 500 leading publicly traded companies from a broad range of industries.
S&P Developed ex-U.S. Small Cap Index (Net) An index composed of the stocks representing the lowest 15% of float-adjusted market cap in each developed market country, excluding the U.S. The returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
stock A share of ownership, or equity, in the issuing company.
total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.
weighted average For mutual funds, an average that gives the same weight to each security as the security represents in the fund’s portfolio.
yield The income paid out by an investment, expressed as a percentage of the investment’s market value.
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Notes

Schwab Fundamental Index Funds
Schwab Asset Management

With a straightforward lineup of core products and solutions for building the foundation of a portfolio, Schwab Asset Management advocates for investors of all sizes with a steadfast focus on lowering costs and reducing unnecessary complexity. The list below shows all currently available Schwab Funds®.
Investors should carefully consider information contained in the prospectus, or if available, the summary prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-877-824-5615 for a prospectus for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at www.schwabassetmanagement.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.

Schwab Funds
Equity Funds
Schwab Core Equity Fund
Schwab Dividend Equity Fund
Schwab Large-Cap Growth Fund
Schwab Small-Cap Equity Fund
Schwab Health Care Fund
Schwab International Core Equity Fund
Schwab International Opportunities Fund
Schwab Select Large Cap Growth Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Fundamental Global Real Estate Index Fund
Schwab Global Real Estate Fund
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab U.S. Large-Cap Growth Index Fund
Schwab U.S. Large-Cap Value Index Fund
Schwab U.S. Mid-Cap Index Fund
Schwab International Index Fund®
Asset Allocation Funds
Schwab Balanced Fund
Schwab MarketTrack Portfolios®
Schwab Target Funds
Schwab Target Index Funds
Schwab Monthly Income Funds
Bond Funds
Schwab Treasury Inflation Protected Securities Index Fund
Schwab U.S. Aggregate Bond Index Fund
Schwab Short-Term Bond Index Fund
Schwab Tax-Free Bond Fund1
Schwab California Tax-Free Bond Fund1
Schwab Opportunistic Municipal Bond Fund
Schwab Money Funds2
Schwab provides a broad choice of taxable and tax-exempt money market funds for both retail and institutional client types.
Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management
211 Main Street, San Francisco, CA 94105
Funds
Schwab Funds
1-877-824-5615
© 2024 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.
¹
State, local, and the Federal Alternative Minimum Tax may apply. Capital gains are not exempt from Federal Taxation.
²
You could lose money by investing in the Schwab Money Funds. All Schwab Money Funds with the exception of Schwab Variable Share Price Money Fund seek to preserve the value of your investment at $1.00 per share, but cannot guarantee they will do so. Because the share price of Schwab Variable Share Price Money Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. All Schwab Money Funds with the exception of Schwab Government Money Fund, Schwab Retirement Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Treasury Obligations Money Fund and Schwab Government Money Market Portfolio may impose a fee upon the sale of your shares if the Fund’s Board determines that the fee is in the best interests of the Fund. An investment in the Schwab Money Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Schwab Money Funds’ sponsor has no legal obligation to provide financial support to the Funds, and you should not expect that the sponsor will provide financial support to the Funds at any time.

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MFR37675-17
00299607

Semiannual Report | April 30, 2024
Schwab International Opportunities Fund

No Action Required – Notice Regarding Shareholder Report Delivery
Beginning on July 24, 2024, fund shareholder reports will be streamlined to highlight key information deemed important for investors to assess and monitor their fund investments. Other information, including financial statements, will not appear in the streamlined shareholder reports but will available online and delivered free of charge upon request.

• If you already receive the full shareholder reports, you will receive the streamlined shareholder reports in the same way that you currently receive the full shareholder reports (either in paper or electronically).

• If you currently receive a notification when a shareholder report is available on a fund’s website, beginning July 24, 2024, you will begin to receive the streamlined shareholder report (in paper).

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Schwab International Opportunities Fund
In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc., dba Schwab Asset Management®
Distributor: Charles Schwab & Co., Inc. (Schwab)
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by, and is the exclusive property of, MSCI Inc. (MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Schwab.

Schwab International Opportunities Fund | Semiannual Report
1

Schwab International Opportunities Fund
Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.
Total Return for the 6 Months Ended April 30, 2024
Schwab International Opportunities Fund[1] (Ticker Symbol: SWMIX)	16.38%
MSCI EAFE® Index (Net)[2]	18.63%
Fund Category: Morningstar Foreign Large Growth[3]	18.78%
Performance Details	pages 4-5
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s total return would have been lower. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
Foreign securities can involve risks such as political and economic instability and currency risk. These risks may be greater in emerging markets.
1
The fund’s performance relative to the index may be affected by fair-value pricing and timing differences in foreign exchange calculations. See financial note 2 for more information.
2
The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.
3
Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds and ETFs within the category as of the report date.
2
Schwab International Opportunities Fund | Semiannual Report

Schwab International Opportunities Fund
Fund Management

John Greves, CFA, Managing Director and Head of Multi-Asset Strategies for Schwab Asset Management, is
responsible for the day-to-day co-management of the fund. Prior to joining Schwab in 2016, Mr. Greves worked at Russell Investment Management Company (Russell Investments) for 13 years, most recently as a portfolio manager for multi-asset solutions where he managed multiple target date funds, chaired the multi-asset advisory team, and co-authored papers on glide path methodology and benchmarking. Prior to that, he served in several roles for Russell Investments including associate portfolio manager for multi-asset solutions and senior portfolio analyst for multi-asset solutions.

Tony Creasy, CFA, Senior Portfolio Manager for Schwab Asset Management, is responsible for the day-to-day co-management of the fund. Prior to his current role, he was a portfolio manager on the Multi-Asset
Strategies Team, responsible for the daily management of several multi-asset portfolios. He also spent eight years as lead analyst on the Schwab Asset Management Investment Manager Research Team. Mr. Creasy
started his tenure at Schwab in 2005 as an institutional investment analyst for the firm’s retirement investment services group, providing mutual fund analysis.

David Rios, Portfolio Manager for Schwab Asset Management, is responsible for the day-to-day management of the portion of the fund that is invested in accordance with a particular index. Prior to this role, Mr. Rios was an associate portfolio manager on the equity index strategies team for four years. His first role with Schwab
Asset Management was as a trade operations specialist. Prior to joining Schwab in 2008, Mr. Rios was a senior fund accountant at Investors Bank & Trust (subsequently acquired by State Street Corporation).

Schwab International Opportunities Fund | Semiannual Report
3

Schwab International Opportunities Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.
Average Annual Total Returns1,2
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab International Opportunities Fund (4/2/04)[3]	16.38%	2.44%	3.65%	3.56%
MSCI EAFE® Index (Net) [4]	18.63%	9.28%	6.18%	4.38%
Fund Category: Morningstar Foreign Large Growth [5]	18.78%	7.07%	5.57%	5.24%
Fund Expense Ratio[6]: 0.85%

INVESTMENT MANAGERS AND ALLOCATIONS7
Investment Managers	Investment Style	% of Net Assets
Charles Schwab Investment Management, Inc., dba Schwab Asset Management[8]	International Large-Cap Developed	26.3%
American Century Investment Management, Inc.	International Small-Cap Growth	23.1%
Harris Associates L.P	International Large-Cap Value	20.3%
Columbia Management Investment Advisers, LLC	International All-Cap Blend	18.9%
Baillie Gifford Overseas Limited	International Growth	7.9%
Cash and other assets[9]		3.5%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
1
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
The fund’s performance relative to the index may be affected by fair-value pricing and timing differences in foreign exchange calculations. See financial note 2 for more information.
3
The fund commenced operations on October 16, 1996 which became the Schwab International Opportunities Fund (formerly Laudus International MarketMasters Fund) Investor Shares. The Investor Shares were consolidated into Select Shares on February 26, 2019. The performance presented is that of the former Select Shares which commenced operations on April 2, 2004.
4
The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.
5
Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds and ETFs within the category as of the report date.
6
As stated in the prospectus. Reflects the total annual fund operating expenses without contractual fee waivers. For actual expense ratios during the period, refer to the financial highlights section of the financial statements.
7
For more information about each of the investment manager’s investment styles, refer to the fund’s prospectus.
8
Schwab Asset Management manages a portion of the fund by primarily investing in stocks that are included in the FTSE Developed ex US Quality Factor Index. The Schwab International Opportunities Fund has been developed solely by Schwab Asset Management. Index Ownership – The fund is not in any way connected to or sponsored, endorsed, sold or promoted by the London Stock Exchange Group plc and its group undertakings (collectively, the LSE Group). FTSE Russell is a trading name of certain of the LSE Group companies. All rights in the FTSE Developed ex US Quality Factor Index (the Index) vest in the relevant LSE Group company which owns the Index. “FTSE®” is a trade mark of the relevant LSE Group company and is used by any other LSE Group company under license.
9
Schwab Asset Management can allocate a portion of the fund to particular market sectors, such as emerging markets, utilizing securities, exchange-traded funds (ETFs) and/or other registered investment companies and may also directly manage additional portions of the fund during transitions between investment managers. Schwab Asset Management also manages the cash portion of the fund.
4
Schwab International Opportunities Fund | Semiannual Report

Schwab International Opportunities Fund
Performance and Fund Facts as of April 30, 2024

Statistics1
Number of Holdings	935
Weighted Average Market Cap (millions)	$91,051
Price/Earnings Ratio (P/E)	18.4
Price/Book Ratio (P/B)	2.2
Portfolio Turnover Rate	26% [2]
Sector Weightings % of Investments1

Top Equity Holdings % of Net Assets4

Top Country Weightings % of Investments5

Portfolio holdings may have changed since the report date.
Source of Sector Classification: S&P and MSCI.
International investments are subject to additional risks such as currency fluctuation, geopolitical risk and the potential for illiquid markets. Investing in emerging markets may accentuate these risks.
1
Excludes derivatives.
2
Not annualized.
3
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.
4
This list is not a recommendation of any security by the investment adviser.
5
The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
Schwab International Opportunities Fund | Semiannual Report
5

Schwab International Opportunities Fund
Fund Expenses (Unaudited)
Examples for a $1,000 Investment

As a fund shareholder, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, transfer agent and shareholder services fees, and other fund expenses.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in the fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning November 1, 2023 and held through April 30, 2024.
The Actual Return line in the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for the fund under the heading entitled “Expenses Paid During Period.”
The Hypothetical Return line in the table below provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical return line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	EXPENSE RATIO (ANNUALIZED) [1,2]	BEGINNING ACCOUNT VALUE AT 11/1/23	ENDING ACCOUNT VALUE (NET OF EXPENSES) AT 4/30/24	EXPENSES PAID DURING PERIOD 11/1/23-4/30/24 [3]
Schwab International Opportunities Fund
Actual Return	0.84%	$1,000.00	$1,163.80	$4.52
Hypothetical 5% Return	0.84%	$1,000.00	$1,020.69	$4.22

[1]	Based on the most recent six-month expense ratio.
[2]
Excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds. Acquired fund fees and expenses were less than 0.01% during the period November 1, 2023 through April 30, 2024 (see financial note 4, Expense Limitation, for additional information).

[3]
Expenses for the fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 182 days in the period, and divided by
366 days in the fiscal year.

6
Schwab International Opportunities Fund | Semiannual Report

Schwab International Opportunities Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	11/1/23– 4/30/24*	11/1/22– 10/31/23	11/1/21– 10/31/22	11/1/20– 10/31/21	11/1/19– 10/31/20	11/1/18– 10/31/19[1]
Per-Share Data
Net asset value at beginning of period	$17.49	$16.90	$30.60	$24.37	$22.89	$22.89
Income (loss) from investment operations:
Net investment income (loss)[2]	0.14	0.33	0.26	0.01	0.00 [3]	0.31
Net realized and unrealized gains (losses)	2.71	0.91	(9.58)	7.94	1.95	1.74
Total from investment operations	2.85	1.24	(9.32)	7.95	1.95	2.05
Less distributions:
Distributions from net investment income	(0.34)	(0.20)	(0.28)	—	(0.43)	(0.29)
Distributions from net realized gains	—	(0.45)	(4.10)	(1.72)	(0.04)	(1.76)
Total distributions	(0.34)	(0.65)	(4.38)	(1.72)	(0.47)	(2.05)
Net asset value at end of period	$20.00	$17.49	$16.90	$30.60	$24.37	$22.89
Total return	16.38%[4]	7.09%	(34.79%)	33.50%	8.56%	10.50%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.84%[5,6]	0.85%[6]	0.99%[7,8]	1.25%	1.25%	1.25%
Gross operating expenses	0.84%[5,6]	0.85%[6]	1.08%[8]	1.47%	1.51%	1.50%
Net investment income (loss)	1.40%[5]	1.70%	1.24%	0.05%	0.00%[9]	1.43%
Portfolio turnover rate	26%[4]	63%	81%	59%	65%	54%
Net assets, end of period (x 1,000,000)	$1,002	$927	$982	$1,495	$1,243	$1,413

*	Unaudited.
[1]
Effective February 26, 2019, the Investor Share class, and the Select Share class were consolidated into a single class of shares of the fund. The financial history as shown in the financial highlights is that of the former Select Shares.

[2]	Calculated based on the average shares outstanding during the period.
[3]	Per-share amount was less than $0.005.
[4]	Not annualized.
[5]	Annualized.
[6]
Ratio excludes less than 0.01% of acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds and are subject to a contractual expense limitation (see financial note 4, Expense Limitation, for additional information).

[7]	Effective February 25, 2022, the net operating expense limitation was lowered from 1.25% to 0.86%. The ratio presented for the period ended October 31, 2022, is a blended ratio.
[8]	Ratio includes less than 0.005% of non-routine proxy expenses.
[9]	Less than 0.005%
See financial notes
Schwab International Opportunities Fund | Semiannual Report
7

Schwab International Opportunities Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after calendar quarters on the fund’s website.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 94.9% OF NET ASSETS

Australia 3.8%
AGL Energy Ltd.	14,149	86,175
ALS Ltd.	7,059	59,020
Altium Ltd.	3,252	137,396
Alumina Ltd. *	54,255	55,738
Amcor PLC	26,375	234,512
BHP Group Ltd.	84,533	2,318,411
BlueScope Steel Ltd.	9,036	131,884
Boral Ltd.	6,053	22,273
Brambles Ltd.	118,937	1,118,917
CAR Group Ltd.	125,357	2,718,179
Charter Hall Group	9,814	74,530
Cleanaway Waste Management Ltd.	33,947	58,727
Cochlear Ltd.	1,802	375,912
Coles Group Ltd.	27,645	288,316
Computershare Ltd.	34,148	599,925
CSR Ltd.	11,803	67,322
Deterra Royalties Ltd.	11,613	36,760
Downer EDI Ltd.	13,233	39,726
Flight Centre Travel Group Ltd.	2,700	36,698
Fortescue Ltd.	41,375	685,768
Goodman Group	55,100	1,112,999
Harvey Norman Holdings Ltd.	10,475	30,763
IDP Education Ltd.	5,650	58,912
IGO Ltd.	15,709	78,241
Iluka Resources Ltd.	11,773	57,247
Incitec Pivot Ltd.	32,434	58,238
Insurance Australia Group Ltd.	78,178	323,890
James Hardie Industries PLC *	10,586	363,925
JB Hi-Fi Ltd.	2,973	116,013
Lottery Corp. Ltd.	40,251	125,563
Lovisa Holdings Ltd.	74,504	1,501,558
Magellan Financial Group Ltd.	8,083	45,896
Medibank Pvt Ltd.	168,852	386,985
Megaport Ltd. *	159,589	1,366,481
Metcash Ltd.	18,646	47,284
New Hope Corp. Ltd.	14,746	42,896
NEXTDC Ltd. *	315,938	3,353,835
Northern Star Resources Ltd.	420,689	3,987,600
Origin Energy Ltd.	36,068	227,640
Orora Ltd.	23,052	32,312
Paladin Energy Ltd. *	383,316	3,401,832
Pilbara Minerals Ltd.	83,672	213,021
Pro Medicus Ltd.	29,907	2,136,708
Qantas Airways Ltd. *	24,339	91,829
Qube Holdings Ltd.	28,355	60,319
REA Group Ltd.	1,462	167,586
Reece Ltd.	4,685	83,110
Region RE Ltd.	36,474	51,131
Rio Tinto Ltd.	8,392	698,419
Santos Ltd.	660,704	3,242,315
Seven Group Holdings Ltd.	105,381	2,560,664
Star Entertainment Group Ltd. *	30,008	7,735
Steadfast Group Ltd.	41,365	150,545
Tabcorp Holdings Ltd.	34,380	16,132
SECURITY	NUMBER OF SHARES	VALUE ($)
Transurban Group	47,586	382,042
Wesfarmers Ltd.	30,611	1,311,352
Whitehaven Coal Ltd.	20,669	102,239
Woolworths Group Ltd.	24,779	508,393
Worley Ltd.	7,327	70,729
Yancoal Australia Ltd.	4,549	16,240
		37,736,808

Austria 0.1%
ANDRITZ AG	1,633	89,135
Kontron AG	45,288	911,672
Mondi PLC	9,192	174,470
OMV AG	4,003	189,948
Telekom Austria AG	2,982	25,618
Verbund AG	1,843	140,789
voestalpine AG	2,431	64,920
		1,596,552

Belgium 0.3%
Anheuser-Busch InBev SA	43,200	2,582,227
Elia Group SA	635	61,139
Lotus Bakeries NV	8	80,510
Solvay SA	1,551	50,103
Syensqo SA *	1,609	149,141
Warehouses De Pauw CVA	2,812	74,361
		2,997,481

Brazil 1.4%
Direcional Engenharia SA	287,700	1,292,063
Embraer SA, ADR *	76,622	1,957,692
JBS SA	182,322	823,023
MercadoLibre, Inc. *	6,255	9,124,168
YDUQS Participacoes SA	297,800	836,749
		14,033,695

Canada 5.8%
Alamos Gold, Inc., Class A	179,335	2,637,950
Alimentation Couche-Tard, Inc.	20,875	1,156,984
Aritzia, Inc. *	42,541	1,101,341
ATS Corp. *	14,898	490,125
BCE, Inc.	6,234	204,819
Boyd Group Services, Inc.	6,016	1,124,976
Brookfield Asset Management Ltd., Class A	16,241	620,429
Cameco Corp.	56,544	2,580,103
Canadian National Railway Co.	15,359	1,864,189
Canadian Natural Resources Ltd.	27,881	2,112,771
Canadian Pacific Kansas City Ltd.	15,089	1,183,752
Capstone Copper Corp. *	353,593	2,447,784
Cargojet, Inc.	14,591	1,303,667
Celestica, Inc. *	63,695	2,759,904
Cenovus Energy, Inc.	37,597	772,341
CGI, Inc. *	3,941	399,324
Constellation Software, Inc.	288	741,476
See financial notes
8
Schwab International Opportunities Fund | Semiannual Report

Schwab International Opportunities Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Descartes Systems Group, Inc. *	26,096	2,420,702
Dollarama, Inc.	6,194	516,703
Energy Fuels, Inc. *	143,400	742,812
ERO Copper Corp. *	83,289	1,698,269
FirstService Corp.	7,486	1,100,442
Franco-Nevada Corp.	2,857	343,923
Hydro One Ltd.	4,784	134,000
Imperial Oil Ltd.	5,101	350,713
Loblaw Cos. Ltd.	2,619	287,193
Lundin Gold, Inc.	130,341	1,771,460
Magna International, Inc.	5,455	260,734
Metro, Inc.	4,227	216,224
Nutrien Ltd. (a)	9,667	509,736
Nutrien Ltd. (a)	19,038	1,004,635
Open Text Corp.	90,051	3,179,733
Pan American Silver Corp.	59,381	1,094,986
Primo Water Corp.	195,988	3,698,294
Saputo, Inc.	4,635	89,121
Shopify, Inc., Class A *	21,439	1,505,018
SNC-Lavalin Group, Inc.	77,205	2,964,484
Stantec, Inc.	30,909	2,461,000
Suncor Energy, Inc.	33,607	1,282,371
TELUS Corp.	7,612	122,254
Thomson Reuters Corp.	7,191	1,086,133
Tourmaline Oil Corp.	6,732	329,008
Vermilion Energy, Inc.	71,336	822,504
Waste Connections, Inc.	4,087	662,636
Wheaton Precious Metals Corp.	7,576	394,690
Whitecap Resources, Inc.	424,534	3,219,507
		57,771,220

China 1.7%
Alibaba Group Holding Ltd.	421,440	3,945,968
Bosideng International Holdings Ltd.	1,016,000	588,129
Kanzhun Ltd., ADR	104,674	2,071,499
Meituan, B Shares *	219,690	2,999,763
PDD Holdings, Inc., ADR *	11,787	1,475,497
Silergy Corp.	91,000	1,208,582
Tencent Holdings Ltd.	58,400	2,562,778
Tongcheng Travel Holdings Ltd. *	742,000	1,952,854
		16,805,070

Denmark 3.0%
Ambu AS, Class B *	75,231	1,202,908
AP Moller - Maersk AS, Class A	81	114,873
AP Moller - Maersk AS, Class B	134	194,175
Carlsberg AS, Class B	2,698	362,916
DSV AS	24,370	3,462,231
Genmab AS *	7,590	2,107,211
H Lundbeck AS	5,437	26,438
NKT AS *	33,341	2,765,781
Novo Nordisk AS, Class B	129,892	16,657,635
Novonesis (Novozymes) B, Class B	7,232	400,484
Orsted AS *	4,113	226,044
Pandora AS	2,322	353,408
Rockwool AS, B Shares	253	82,475
Royal Unibrew AS *	16,869	1,270,361
Svitzer AS *	430	14,450
Zealand Pharma AS *	9,695	870,082
		30,111,472

Finland 0.5%
Elisa OYJ	3,358	151,410
Kesko OYJ, B Shares	4,807	82,067
Kone OYJ, B Shares	9,974	486,202
SECURITY	NUMBER OF SHARES	VALUE ($)
Metso OYJ	10,398	117,883
Neste OYJ	10,992	249,179
Nokia OYJ	85,325	310,186
Orion OYJ, B Shares	3,207	122,492
UPM-Kymmene OYJ	93,863	3,289,440
		4,808,859

France 9.9%
Accor SA	70,211	3,077,045
Aeroports de Paris SA	491	62,364
Air Liquide SA	9,628	1,883,031
Airbus SE	15,968	2,627,658
ArcelorMittal SA	14,159	353,732
AXA SA	74,503	2,574,196
BioMerieux	1,031	109,599
BNP Paribas SA	113,603	8,175,083
Bollore SE	16,303	105,819
Bureau Veritas SA	5,841	170,357
Capgemini SE	12,304	2,586,067
Cie de Saint-Gobain SA	41,304	3,266,430
Cie Generale des Etablissements Michelin SCA	42,533	1,634,060
Danone SA	51,087	3,197,399
Dassault Aviation SA	500	107,024
Edenred SE	64,144	3,043,752
Eiffage SA	31,786	3,391,517
Elis SA	178,856	4,015,563
Engie SA *	35,021	607,986
EssilorLuxottica SA	4,918	1,048,673
Eurofins Scientific SE	47,427	2,906,741
Gaztransport Et Technigaz SA	16,121	2,246,949
Hermes International SCA	2,350	5,625,877
Ipsen SA	960	116,771
JCDecaux SE *	1,170	24,421
Kering SA	23,957	8,396,190
La Francaise des Jeux SAEM	2,602	98,056
Legrand SA	4,109	422,268
L'Oreal SA	9,560	4,482,236
LVMH Moet Hennessy Louis Vuitton SE	5,964	4,899,044
Publicis Groupe SA	17,892	1,974,325
Remy Cointreau SA	410	38,897
Rexel SA	5,538	143,544
Safran SA	6,904	1,497,009
Sanofi SA	68,287	6,746,281
Sartorius Stedim Biotech	422	90,885
Schneider Electric SE	12,728	2,902,154
SOITEC *	461	45,078
STMicroelectronics NV	17,021	673,774
Teleperformance SE *	1,160	105,078
Thales SA	2,004	336,807
TotalEnergies SE	94,312	6,846,934
Valeo SE	119,673	1,516,676
Vinci SA	8,752	1,025,525
VusionGroup *	10,675	1,742,053
Worldline SA *	183,200	1,900,242
		98,841,170

Germany 8.1%
adidas AG	11,480	2,766,486
Allianz SE	15,035	4,266,708
BASF SE	16,053	841,122
Bayer AG	241,723	7,051,225
Bayerische Motoren Werke AG	43,431	4,731,777
Beiersdorf AG	2,696	405,218
BioNTech SE, ADR *	10,848	963,519
Brenntag SE	32,170	2,567,275
See financial notes
Schwab International Opportunities Fund | Semiannual Report
9

Schwab International Opportunities Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Carl Zeiss Meditec AG, Bearer Shares	827	87,259
Continental AG	75,227	4,875,559
Covestro AG *	4,088	204,745
CTS Eventim AG & Co. KGaA	21,408	1,893,082
Daimler Truck Holding AG	80,831	3,645,173
Delivery Hero SE *	89,541	2,505,138
Deutsche Lufthansa AG *	13,548	96,958
Deutsche Post AG	21,515	900,832
Duerr AG	34,083	871,897
DWS Group GmbH & Co. KGaA	1,221	51,519
E.ON SE	174,982	2,317,106
Evonik Industries AG	3,866	80,570
Fielmann Group AG	464	21,636
Fresenius Medical Care AG	140,500	5,915,430
Fresenius SE & Co. KGaA	170,600	5,090,768
FUCHS SE	1,104	40,358
GEA Group AG *	4,315	174,153
Gerresheimer AG	17,530	1,887,927
Heidelberg Materials AG	2,348	236,293
Henkel AG & Co. KGaA	31,058	2,233,335
HOCHTIEF AG	408	42,962
Hugo Boss AG	13,687	737,521
KION Group AG	84,980	3,916,549
Mercedes-Benz Group AG	71,694	5,422,998
MTU Aero Engines AG	1,105	266,213
Nemetschek SE	1,479	130,698
Rational AG	153	130,509
RTL Group SA	1,131	34,863
SAP SE	25,495	4,603,559
Scout24 SE	24,673	1,812,421
Siemens AG	16,200	3,034,803
TeamViewer SE *	75,442	995,286
thyssenkrupp AG	239,500	1,201,974
Wacker Chemie AG	316	33,827
Zalando SE *	67,129	1,756,448
		80,843,699

Greece 0.6%
Jumbo SA	78,941	2,458,295
National Bank of Greece SA *	452,702	3,652,416
		6,110,711

Guernsey 0.2%
Burford Capital Ltd.	153,784	2,351,357

Hong Kong 0.6%
AAC Technologies Holdings, Inc.	14,000	44,557
ASMPT Ltd.	5,800	72,081
Budweiser Brewing Co. APAC Ltd.	48,600	67,612
Cathay Pacific Airways Ltd.	15,000	16,148
Chow Tai Fook Jewellery Group Ltd.	31,600	42,996
CK Asset Holdings Ltd.	38,000	162,092
CK Infrastructure Holdings Ltd.	11,000	62,140
CLP Holdings Ltd.	33,500	263,513
ESR Group Ltd.	63,000	69,040
First Pacific Co. Ltd.	44,000	20,578
Hong Kong & China Gas Co. Ltd.	221,000	168,038
Johnson Electric Holdings Ltd.	9,500	12,960
Lenovo Group Ltd.	128,000	143,969
Link REIT	70,300	301,221
L'Occitane International SA	10,250	42,322
Man Wah Holdings Ltd.	40,800	29,778
NagaCorp Ltd. *	26,000	13,626
Nexteer Automotive Group Ltd.	32,000	16,867
NWS Holdings Ltd.	24,000	20,310
SECURITY	NUMBER OF SHARES	VALUE ($)
Orient Overseas International Ltd.	4,000	58,340
Power Assets Holdings Ltd.	38,500	220,842
PRADA SpA	9,800	79,922
Samsonite International SA *	611,400	2,149,479
Sino Land Co. Ltd.	53,069	56,741
SITC International Holdings Co. Ltd.	37,000	80,238
Sun Hung Kai Properties Ltd.	23,500	216,786
Techtronic Industries Co. Ltd.	22,500	310,934
United Energy Group Ltd.	168,000	11,984
Vitasoy International Holdings Ltd.	22,000	16,420
VTech Holdings Ltd.	4,500	26,011
WH Group Ltd.	1,496,650	1,087,825
Xinyi Glass Holdings Ltd.	43,839	46,847
Yue Yuen Industrial Holdings Ltd.	17,500	30,985
		5,963,202

India 2.2%
Axis Bank Ltd.	111,332	1,553,982
Honasa Consumer Ltd. *	222,162	1,139,274
Kalyan Jewellers India Ltd.	434,860	2,149,554
KEI Industries Ltd.	51,237	2,452,372
Lemon Tree Hotels Ltd. *	924,760	1,687,067
Max Financial Services Ltd. *	242,986	2,940,343
Max Healthcare Institute Ltd.	383,198	3,850,736
Phoenix Mills Ltd.	52,655	1,985,894
Prestige Estates Projects Ltd.	102,048	1,684,270
Rainbow Children's Medicare Ltd.	80,402	1,322,457
Varun Beverages Ltd.	68,241	1,207,169
		21,973,118

Indonesia 0.3%
Ace Hardware Indonesia Tbk. PT	23,514,400	1,349,973
Bank Mandiri Persero Tbk. PT	1,093,100	462,028
Bank Rakyat Indonesia Persero Tbk. PT	5,185,900	1,569,790
		3,381,791

Ireland 0.8%
Bank of Ireland Group PLC	193,627	2,065,890
Glanbia PLC	110,125	2,096,654
Kerry Group PLC, Class A	2,454	211,187
Kingspan Group PLC	2,869	255,191
Ryanair Holdings PLC, ADR	18,521	2,522,560
Smurfit Kappa Group PLC	21,100	914,254
		8,065,736

Israel 1.5%
Airport City Ltd. *	1,274	19,575
Amot Investments Ltd.	4,605	19,314
Azrieli Group Ltd.	715	46,003
Bank Hapoalim BM	222,896	2,007,942
Bezeq The Israeli Telecommunication Corp. Ltd.	55,141	68,498
Big Shopping Centers Ltd. *	217	22,323
Camtek Ltd.	29,392	2,379,870
Check Point Software Technologies Ltd. *	23,899	3,570,989
CyberArk Software Ltd. *	13,968	3,341,844
Delek Group Ltd.	224	26,312
Elbit Systems Ltd.	594	120,913
Electra Ltd.	42	15,971
Fattal Holdings 1998 Ltd. *	113	13,710
ICL Group Ltd.	22,046	103,483
Israel Corp. Ltd.	100	23,831
Melisron Ltd.	643	44,110
Mivne Real Estate KD Ltd.	18,607	44,726
See financial notes
10
Schwab International Opportunities Fund | Semiannual Report

Schwab International Opportunities Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Nice Ltd. *	1,784	398,921
Nova Ltd. *(a)	805	136,231
Nova Ltd. *(a)	14,013	2,380,809
SolarEdge Technologies, Inc. *	7,125	417,881
Strauss Group Ltd.	1,100	20,206
Teva Pharmaceutical Industries Ltd. *	21,877	305,951
Tower Semiconductor Ltd. *	3,282	106,207
		15,635,620

Italy 1.8%
A2A SpA	44,431	87,625
Brembo NV	103,627	1,318,330
Buzzi SpA	1,705	61,432
Enel SpA	172,646	1,134,706
Eni SpA	58,123	933,553
Ferrari NV	18,217	7,492,190
Hera SpA	20,682	74,672
Interpump Group SpA	1,468	63,946
Intesa Sanpaolo SpA	1,349,600	5,051,560
Moncler SpA	5,505	374,792
Prysmian SpA	5,286	286,810
Reply SpA	482	62,930
Stellantis NV	54,449	1,204,765
Terna - Rete Elettrica Nazionale	26,399	211,506
		18,358,817

Japan 14.0%
ABC-Mart, Inc.	2,100	41,828
Acom Co. Ltd.	12,600	32,489
Advantest Corp.	16,900	528,981
AGC, Inc.	2,900	107,225
Aica Kogyo Co. Ltd.	1,200	27,815
Air Water, Inc.	3,000	45,046
Aisin Corp.	3,100	117,912
Amada Co. Ltd.	8,300	90,653
Amano Corp.	2,000	48,103
Amvis Holdings, Inc.	45,500	620,755
ANA Holdings, Inc.	3,700	70,270
Anritsu Corp.	3,500	26,685
As One Corp.	1,000	16,475
Asahi Intecc Co. Ltd.	3,500	51,284
Asics Corp.	53,100	2,275,990
Astellas Pharma, Inc.	35,200	337,846
Azbil Corp.	3,500	97,755
Bandai Namco Holdings, Inc.	16,100	300,831
BayCurrent Consulting, Inc.	57,221	1,218,073
Bridgestone Corp.	10,500	463,333
Calbee, Inc.	2,000	43,683
Canon Marketing Japan, Inc.	1,000	27,477
Canon, Inc.	14,700	397,860
Capcom Co. Ltd.	10,400	171,209
Chubu Electric Power Co., Inc.	16,200	207,943
Chugai Pharmaceutical Co. Ltd.	13,400	426,171
Chugoku Electric Power Co., Inc.	5,600	38,445
Coca-Cola Bottlers Japan Holdings, Inc.	165,500	2,317,089
COMSYS Holdings Corp.	2,800	65,541
Cosmo Energy Holdings Co. Ltd.	1,500	71,708
Cosmos Pharmaceutical Corp.	300	27,677
CyberAgent, Inc.	404,300	2,519,017
Dai Nippon Printing Co. Ltd.	4,300	125,242
Daicel Corp.	4,000	37,152
Daifuku Co. Ltd.	7,726	158,258
Daiichikosho Co. Ltd.	2,000	23,345
Daito Trust Construction Co. Ltd.	1,800	192,950
Denso Corp.	43,900	748,193
Dentsu Soken, Inc.	500	16,564
SECURITY	NUMBER OF SHARES	VALUE ($)
Descente Ltd.	1,000	22,547
Disco Corp.	2,100	598,176
Electric Power Development Co. Ltd.	3,600	61,153
ENEOS Holdings, Inc.	72,200	333,579
Fancl Corp.	2,000	23,359
FANUC Corp.	28,300	838,226
Food & Life Cos. Ltd.	1,700	32,131
FP Partner, Inc.	68,500	2,181,472
Fuji Electric Co. Ltd.	2,800	174,171
Fujikura Ltd.	5,500	94,514
Fujitsu Ltd.	185,300	2,862,541
GMO Payment Gateway, Inc.	23,600	1,079,491
Goldwin, Inc.	1,000	60,657
GS Yuasa Corp.	1,100	20,754
Hakuhodo DY Holdings, Inc.	4,200	39,065
Hamamatsu Photonics KK	2,800	102,597
Harmonic Drive Systems, Inc.	1,000	24,975
Hirose Electric Co. Ltd.	800	84,917
Hitachi Ltd.	41,678	3,845,240
Honda Motor Co. Ltd.	81,600	928,410
Horiba Ltd.	15,400	1,494,094
Hoshizaki Corp.	55,900	1,926,241
House Foods Group, Inc.	1,500	29,554
Hoya Corp.	8,200	950,706
Idemitsu Kosan Co. Ltd.	30,500	206,641
INFRONEER Holdings, Inc.	3,800	33,652
Inpex Corp.	25,200	377,491
Internet Initiative Japan, Inc.	2,800	47,373
Isetan Mitsukoshi Holdings Ltd.	6,200	87,080
Isuzu Motors Ltd.	12,600	159,678
ITOCHU Corp.	103,120	4,652,231
Iwatani Corp.	1,334	75,748
Japan Airlines Co. Ltd.	3,900	69,103
Japan Airport Terminal Co. Ltd.	900	31,805
Japan Aviation Electronics Industry Ltd.	700	11,246
Jeol Ltd.	800	31,696
JFE Holdings, Inc.	10,700	159,705
JGC Holdings Corp.	6,300	60,727
JSR Corp. *	800	21,946
JTEKT Corp.	4,100	31,737
Justsystems Corp.	22,265	387,825
Kakaku.com, Inc.	3,600	41,409
Kamigumi Co. Ltd.	2,800	60,468
Kandenko Co. Ltd.	2,600	29,002
Kansai Electric Power Co., Inc.	11,900	178,255
Kansai Paint Co. Ltd.	4,400	57,280
Kawasaki Kisen Kaisha Ltd.	17,100	240,937
KDDI Corp.	32,100	890,736
Kewpie Corp.	1,800	36,293
Keyence Corp.	5,300	2,330,779
Kikkoman Corp.	22,000	262,139
Kinden Corp.	64,227	1,225,523
Kintetsu Group Holdings Co. Ltd.	4,400	113,118
Kobayashi Pharmaceutical Co. Ltd.	1,500	53,175
Kobe Bussan Co. Ltd.	2,200	47,514
Koei Tecmo Holdings Co. Ltd.	3,900	36,275
Koito Manufacturing Co. Ltd.	5,800	78,014
Kokuyo Co. Ltd.	1,300	22,209
Komatsu Ltd.	153,500	4,582,919
Konami Group Corp.	1,600	96,540
Kose Corp.	700	36,095
Kotobuki Spirits Co. Ltd.	3,000	30,890
Kurita Water Industries Ltd.	2,500	99,010
Kyoritsu Maintenance Co. Ltd.	52,300	1,115,331
Kyowa Kirin Co. Ltd.	4,700	78,931
Kyudenko Corp.	700	29,053
Kyushu Electric Power Co., Inc.	7,300	67,721
Lasertec Corp.	1,800	388,270
See financial notes
Schwab International Opportunities Fund | Semiannual Report
11

Schwab International Opportunities Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Lion Corp.	5,200	46,634
M3, Inc.	83,500	883,277
Mabuchi Motor Co. Ltd.	2,600	40,269
Macnica Holdings, Inc.	66,601	2,936,641
Mani, Inc.	1,200	13,902
Marubeni Corp.	28,400	505,984
Maruichi Steel Tube Ltd.	1,700	43,772
MatsukiyoCocokara & Co.	189,703	2,690,126
Mazda Motor Corp.	9,900	112,063
McDonald's Holdings Co. Japan Ltd.	2,200	96,775
Mebuki Financial Group, Inc.	286,837	1,014,721
Medipal Holdings Corp.	3,100	48,617
MEIJI Holdings Co. Ltd.	5,800	129,771
MISUMI Group, Inc.	7,300	118,682
Mitsubishi Chemical Group Corp.	23,100	134,762
Mitsubishi Corp.	74,100	1,694,635
Mitsubishi Electric Corp.	30,900	538,585
Mitsubishi Gas Chemical Co., Inc.	3,200	56,622
Mitsubishi Logistics Corp.	1,100	36,494
Mitsubishi Motors Corp.	12,600	39,927
Mitsubishi UFJ Financial Group, Inc.	432,844	4,311,711
Mitsui & Co. Ltd.	31,500	1,520,684
Mitsui Chemicals, Inc.	2,900	82,542
Mitsui Mining & Smelting Co. Ltd.	800	25,086
Mitsui OSK Lines Ltd.	7,100	225,351
Miura Co. Ltd.	2,500	39,333
Money Forward, Inc. *	56,200	1,956,959
MonotaRO Co. Ltd.	6,900	82,696
Murata Manufacturing Co. Ltd.	26,100	476,903
Nabtesco Corp.	1,900	31,335
Nagase & Co. Ltd.	1,600	27,681
NET One Systems Co. Ltd.	1,800	30,170
Nexon Co. Ltd.	11,700	182,419
NGK Insulators Ltd.	4,600	62,663
NHK Spring Co. Ltd.	2,500	25,337
Nifco, Inc.	1,900	45,930
Nihon M&A Center Holdings, Inc.	153,100	837,967
Nintendo Co. Ltd.	29,300	1,428,931
Nippon Kayaku Co. Ltd.	4,600	37,469
Nippon Sanso Holdings Corp.	2,700	80,197
Nippon Shinyaku Co. Ltd.	800	22,136
Nippon Shokubai Co. Ltd.	3,600	34,218
Nippon Steel Corp.	15,200	340,767
Nippon Telegraph & Telephone Corp.	458,600	495,133
Nippon Yusen KK	12,600	357,720
Nishi-Nippon Railroad Co. Ltd.	1,100	17,137
Nissan Chemical Corp.	55,914	1,906,006
Nisshin Seifun Group, Inc.	4,000	52,180
Nissin Foods Holdings Co. Ltd.	5,100	136,096
Niterra Co. Ltd.	4,100	134,471
Nitori Holdings Co. Ltd.	1,400	187,366
Nitto Denko Corp.	4,000	330,742
Noevir Holdings Co. Ltd.	400	13,235
NOF Corp.	5,700	76,471
NOK Corp.	1,900	27,497
NS Solutions Corp.	600	19,543
NSK Ltd.	7,200	39,596
Obayashi Corp.	15,900	177,457
OBIC Business Consultants Co. Ltd.	600	24,517
Obic Co. Ltd.	1,700	218,393
OKUMA Corp.	900	40,423
Omron Corp.	3,100	106,399
Ono Pharmaceutical Co. Ltd.	8,600	123,869
Open House Group Co. Ltd.	2,200	66,903
Oracle Corp.	900	67,540
Oriental Land Co. Ltd.	24,800	684,275
Osaka Gas Co. Ltd.	7,400	164,545
OSG Corp.	1,700	21,924
SECURITY	NUMBER OF SHARES	VALUE ($)
Otsuka Corp.	166,814	3,317,617
PAL GROUP Holdings Co. Ltd.	72,300	862,839
PALTAC Corp.	600	18,160
Panasonic Holdings Corp.	33,300	290,657
Persol Holdings Co. Ltd.	51,000	70,549
Pigeon Corp.	2,400	21,876
Pola Orbis Holdings, Inc.	1,800	16,517
Rakus Co. Ltd.	2,600	26,281
Rakuten Bank Ltd. *	108,700	2,202,922
Recruit Holdings Co. Ltd.	70,700	3,044,862
Relo Group, Inc.	3,200	27,816
Resonac Holdings Corp.	3,300	71,554
Resorttrust, Inc.	900	14,895
Rinnai Corp.	2,600	56,335
Rohm Co. Ltd.	5,600	80,499
Rohto Pharmaceutical Co. Ltd.	3,300	64,384
Round One Corp.	108,956	478,614
Ryohin Keikaku Co. Ltd.	147,500	2,376,081
Sankyo Co. Ltd.	389,020	4,225,542
Sankyu, Inc.	1,000	34,670
Sanrio Co. Ltd.	156,332	2,635,827
Santen Pharmaceutical Co. Ltd.	192,900	1,863,237
Sanwa Holdings Corp.	26,916	439,562
SCREEN Holdings Co. Ltd.	1,500	154,766
Secom Co. Ltd.	5,000	347,312
Sega Sammy Holdings, Inc.	4,200	54,974
Seino Holdings Co. Ltd.	3,200	42,871
Sekisui Chemical Co. Ltd.	6,700	97,472
SG Holdings Co. Ltd.	12,300	143,973
SHIFT, Inc. *	300	27,596
Shikoku Electric Power Co., Inc.	2,700	22,377
Shimadzu Corp.	7,300	198,327
Shimamura Co. Ltd.	46,010	2,268,148
Shimano, Inc.	2,200	357,529
Shimizu Corp.	9,800	60,706
Shin-Etsu Chemical Co. Ltd.	59,600	2,307,053
Shinko Electric Industries Co. Ltd.	1,400	49,154
Shionogi & Co. Ltd.	6,600	308,225
Ship Healthcare Holdings, Inc.	104,395	1,553,180
SHO-BOND Holdings Co. Ltd.	1,000	38,617
SMC Corp.	1,500	788,050
SMS Co. Ltd.	1,400	19,372
Socionext, Inc.	53,200	1,555,335
Sohgo Security Services Co. Ltd.	6,000	33,370
Sojitz Corp.	3,900	100,413
Square Enix Holdings Co. Ltd.	2,300	83,138
Stanley Electric Co. Ltd.	3,900	69,018
Subaru Corp.	17,800	397,456
Sugi Holdings Co. Ltd.	2,400	35,213
SUMCO Corp.	7,200	107,376
Sumitomo Bakelite Co. Ltd.	1,200	34,180
Sumitomo Chemical Co. Ltd.	24,500	52,343
Sumitomo Electric Industries Ltd.	14,300	221,025
Sundrug Co. Ltd.	1,100	31,941
Suntory Beverage & Food Ltd.	42,854	1,394,265
Suzuken Co. Ltd.	1,500	44,301
Suzuki Motor Corp.	37,600	437,881
Sysmex Corp.	9,000	143,913
Taiheiyo Cement Corp.	60,900	1,392,935
Takara Holdings, Inc.	3,500	22,993
Takeda Pharmaceutical Co. Ltd.	106,543	2,800,170
TBS Holdings, Inc.	25,800	672,393
TechnoPro Holdings, Inc.	32,300	550,179
THK Co. Ltd.	2,200	48,002
TIS, Inc.	5,500	117,461
Toei Animation Co. Ltd.	1,000	16,550
Toho Co. Ltd.	3,000	100,507
Toho Gas Co. Ltd.	2,400	61,633
See financial notes
12
Schwab International Opportunities Fund | Semiannual Report

Schwab International Opportunities Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Tohoku Electric Power Co., Inc.	10,300	79,517
Tokai Carbon Co. Ltd.	3,300	21,893
Tokyo Electric Power Co. Holdings, Inc. *	28,700	178,522
Tokyo Electron Ltd.	11,000	2,412,803
Tokyo Gas Co. Ltd.	11,800	264,642
Tokyo Ohka Kogyo Co. Ltd.	68,600	1,819,153
TOPPAN Holdings, Inc.	148,989	3,534,606
Toyo Suisan Kaisha Ltd.	32,000	2,001,096
Toyo Tire Corp.	132,600	2,508,673
Toyoda Gosei Co. Ltd.	1,300	25,169
Toyota Boshoku Corp.	1,300	19,225
Toyota Tsusho Corp.	5,400	343,331
Trend Micro, Inc.	2,400	118,268
TS Tech Co. Ltd.	2,900	35,708
U-Next Holdings Co. Ltd.	43,100	1,204,411
Unicharm Corp.	9,300	276,332
USS Co. Ltd.	217,152	1,658,888
Visional, Inc. *	26,200	1,195,460
WealthNavi, Inc. *	106,000	960,779
West Japan Railway Co.	7,400	140,463
Workman Co. Ltd.	1,200	29,481
Yakult Honsha Co. Ltd.	6,000	117,358
Yamato Holdings Co. Ltd.	8,800	116,219
Yamato Kogyo Co. Ltd.	1,000	53,729
Yokogawa Electric Corp.	5,500	121,527
Zenkoku Hosho Co. Ltd.	2,500	87,780
Zensho Holdings Co. Ltd.	1,900	73,643
Zeon Corp.	2,300	22,922
ZOZO, Inc.	2,800	60,308
		140,284,090

Jersey 0.3%
Arcadium Lithium PLC *	185,318	815,399
TP ICAP Group PLC	874,909	2,264,822
		3,080,221

Luxembourg 0.0%
Tenaris SA	13,902	230,873

Mexico 0.6%
BBB Foods, Inc., Class A *	61,755	1,417,277
Corp. Inmobiliaria Vesta SAB de CV, ADR	64,178	2,278,961
Vista Energy SAB de CV, ADR *	61,409	2,649,798
		6,346,036

Netherlands 6.6%
Adyen NV *	5,204	6,234,392
Akzo Nobel NV	34,000	2,243,386
ASM International NV	1,076	676,846
ASML Holding NV	22,383	19,495,877
ASR Nederland NV	77,756	3,890,871
BE Semiconductor Industries NV	9,833	1,304,584
CTP NV	2,603	44,156
DSM-Firmenich AG	2,687	301,359
EXOR NV	31,738	3,465,011
Heineken Holding NV	2,182	175,529
Heineken NV	28,191	2,743,538
IMCD NV *	1,335	201,418
ING Groep NV	277,625	4,389,325
InPost SA *	155,819	2,501,636
JDE Peet's NV	2,275	50,549
Koninklijke Ahold Delhaize NV	127,501	3,870,189
Koninklijke KPN NV	56,658	205,903
OCI NV	3,030	81,497
SECURITY	NUMBER OF SHARES	VALUE ($)
Prosus NV	293,327	9,814,709
Randstad NV	3,313	166,150
Redcare Pharmacy NV *	18,867	2,551,930
Universal Music Group NV	20,388	599,717
Wolters Kluwer NV	6,273	939,109
		65,947,681

New Zealand 0.1%
a2 Milk Co. Ltd. *	21,909	86,367
Air New Zealand Ltd.	44,364	14,378
EBOS Group Ltd.	3,825	79,021
Fisher & Paykel Healthcare Corp. Ltd.	16,477	275,953
Mainfreight Ltd.	2,085	83,332
Mercury NZ Ltd.	12,904	48,511
Meridian Energy Ltd.	19,055	67,369
SKYCITY Entertainment Group Ltd.	17,073	17,907
Spark New Zealand Ltd.	40,644	114,239
		787,077

Norway 0.7%
Aker ASA, A Shares	1,472	81,719
AutoStore Holdings Ltd. *	200,035	283,422
Bakkafrost P	28,837	1,751,389
Equinor ASA	27,738	738,063
Norsk Hydro ASA	38,219	234,870
Salmar ASA	27,743	1,745,342
Schibsted ASA, A Shares	865	24,747
Schibsted ASA, B Shares	1,613	45,188
Seadrill Ltd. *	30,953	1,502,768
TOMRA Systems ASA	3,593	44,016
Var Energi ASA	10,818	35,121
Yara International ASA	4,621	131,722
		6,618,367

Poland 0.0%
Dino Polska SA *	1,423	136,327

Portugal 0.1%
EDP - Energias de Portugal SA *	57,554	216,125
Galp Energia SGPS SA	14,223	305,526
Jeronimo Martins SGPS SA	7,330	150,791
		672,442

Republic of Korea 3.1%
BGF retail Co. Ltd.	224	21,118
Cheil Worldwide, Inc.	2,093	28,547
CosmoAM&T Co. Ltd. *	381	41,147
Coupang, Inc., Class A *	122,646	2,759,535
Dentium Co. Ltd.	11,013	1,027,497
Doosan Bobcat, Inc.	1,263	47,205
Douzone Bizon Co. Ltd.	14,351	615,815
E-MART, Inc.	259	11,878
Eugene Technology Co. Ltd.	70,692	2,689,057
F&F Co. Ltd.	548	25,941
GS Holdings Corp.	1,127	36,438
GS Retail Co. Ltd.	725	10,393
Hankook Tire & Technology Co. Ltd.	42,835	1,817,586
Hanmi Pharm Co. Ltd.	139	31,665
Hanwha Aerospace Co. Ltd.	565	85,822
HD Hyundai Infracore Co. Ltd.	2,184	12,993
HD HYUNDAI MIPO *	549	29,562
HMM Co. Ltd.	7,851	89,636
Hotel Shilla Co. Ltd.	821	35,170
See financial notes
Schwab International Opportunities Fund | Semiannual Report
13

Schwab International Opportunities Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
HYBE Co. Ltd.	319	46,273
Hyundai Engineering & Construction Co. Ltd.	1,199	30,545
Hyundai Glovis Co. Ltd.	474	62,051
Hyundai Mobis Co. Ltd.	1,526	249,652
Hyundai Wia Corp.	276	11,489
Kangwon Land, Inc.	3,463	38,267
KEPCO Plant Service & Engineering Co. Ltd.	654	16,594
Kia Corp.	7,188	608,986
Korea Aerospace Industries Ltd.	2,010	74,842
Korean Air Lines Co. Ltd.	3,906	58,903
Krafton, Inc. *	549	94,487
KT&G Corp.	3,079	198,398
Kumho Petrochemical Co. Ltd.	14,626	1,454,737
LG Corp.	1,768	100,878
LG Electronics, Inc.	1,988	132,405
LG H&H Co. Ltd.	4,363	1,314,606
LG Innotek Co. Ltd.	286	45,460
LG Uplus Corp.	3,806	27,032
LOTTE Fine Chemical Co. Ltd.	408	13,243
NAVER Corp.	25,535	3,368,052
NCSoft Corp.	485	61,280
NongShim Co. Ltd.	84	24,120
OCI Holdings Co. Ltd.	297	20,235
Orion Corp.	618	41,359
Pan Ocean Co. Ltd.	6,331	18,717
S-1 Corp.	463	19,942
Samsung C&T Corp.	2,190	236,155
Samsung E&A Co. Ltd. *	4,726	89,602
Samsung Electronics Co. Ltd.	177,806	9,883,638
Samsung SDI Co. Ltd.	1,337	413,760
Samsung SDS Co. Ltd.	1,034	118,785
Shinsegae, Inc.	119	14,250
S-Oil Corp.	689	35,972
Soop Co. Ltd.	14,345	1,161,107
Youngone Corp.	40,923	1,132,459
Yuhan Corp.	1,578	82,083
		30,717,369

Singapore 0.7%
CapitaLand Ascendas REIT	64,800	122,746
City Developments Ltd.	10,500	47,060
ComfortDelGro Corp. Ltd.	53,500	58,193
DBS Group Holdings Ltd.	125,436	3,193,275
DFI Retail Group Holdings Ltd.	5,300	10,291
Frasers Logistics & Commercial Trust	85,800	62,152
Genting Singapore Ltd.	150,600	100,506
Hutchison Port Holdings Trust, Class U	74,900	9,578
Jardine Cycle & Carriage Ltd.	2,500	48,246
Jardine Matheson Holdings Ltd.	3,200	122,784
Keppel DC REIT	29,800	37,170
Keppel REIT	40,300	25,876
Mapletree Industrial Trust	29,400	48,682
Mapletree Logistics Trust	58,500	57,406
Mapletree Pan Asia Commercial Trust	36,400	33,356
Netlink NBN Trust	43,900	27,497
Olam Group Ltd.	19,600	16,875
Seatrium Ltd. *	564,300	40,311
Singapore Airlines Ltd.	33,900	161,758
Singapore Exchange Ltd.	48,100	328,115
Singapore Telecommunications Ltd.	127,600	221,293
Suntec Real Estate Investment Trust	36,200	28,539
Venture Corp. Ltd.	207,136	2,194,654
Wilmar International Ltd.	37,700	88,617
		7,084,980

SECURITY	NUMBER OF SHARES	VALUE ($)
South Africa 0.3%
Aspen Pharmacare Holdings Ltd.	201,632	2,402,604
Impala Platinum Holdings Ltd.	73,465	327,033
		2,729,637

Spain 1.0%
ACS Actividades de Construccion y Servicios SA	3,527	141,258
Aena SME SA	1,559	284,112
Amadeus IT Group SA	50,670	3,216,224
Corp. ACCIONA Energias Renovables SA	1,339	27,191
Endesa SA	7,134	130,093
Fluidra SA	54,750	1,158,957
Iberdrola SA	118,139	1,448,570
Indra Sistemas SA	98,112	1,875,590
Industria de Diseno Textil SA (b)	31,307	1,425,437
International Consolidated Airlines Group SA *	27,755	60,488
Naturgy Energy Group SA	3,723	94,167
Repsol SA	34,834	546,757
		10,408,844

Sweden 2.8%
Assa Abloy AB, B Shares	17,961	474,555
Atlas Copco AB, A Shares	56,902	996,700
Atlas Copco AB, B Shares	113,430	1,700,794
Axfood AB	2,777	71,839
Beijer Ref AB	48,164	678,792
Boliden AB	7,912	260,025
Epiroc AB, A Shares	10,759	198,905
Epiroc AB, B Shares	6,972	115,568
Evolution AB	5,495	607,116
Fortnox AB	107,054	623,797
H & M Hennes & Mauritz AB, B Shares	14,763	234,655
Hemnet Group AB	39,400	1,023,954
Holmen AB, B Shares	2,011	78,323
Kinnevik AB, B Shares *	86,398	899,231
Lifco AB, B Shares	4,159	100,767
Saab AB, B Shares	32,763	2,593,805
Sandvik AB	92,132	1,836,516
Sinch AB *	298,464	674,822
SKF AB, B Shares	211,419	4,346,365
Spotify Technology SA *	21,590	6,054,700
SSAB AB, A Shares	6,952	39,036
SSAB AB, B Shares	20,063	112,264
Sweco AB, B Shares	4,205	45,043
Swedish Orphan Biovitrum AB *	3,229	83,623
Tele2 AB, B Shares	14,309	133,461
Telefonaktiebolaget LM Ericsson, B Shares	54,880	278,510
Trelleborg AB, B Shares	31,167	1,098,401
Volvo AB, A Shares	3,347	88,147
Volvo AB, B Shares	100,592	2,560,386
Volvo Car AB, B Shares *	14,182	44,024
		28,054,124

Switzerland 5.1%
ABB Ltd.	32,574	1,582,720
Avolta AG *	2,533	95,790
Bachem Holding AG	802	69,583
Barry Callebaut AG	54	87,262
Belimo Holding AG	266	123,075
BKW AG	419	62,195
Chocoladefabriken Lindt & Spruengli AG	3	346,208
See financial notes
14
Schwab International Opportunities Fund | Semiannual Report

Schwab International Opportunities Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates	27	311,012
Cie Financiere Richemont SA, Class A	18,191	2,514,488
Clariant AG *	4,159	62,222
Emmi AG	34	33,077
EMS-Chemie Holding AG	218	173,928
Geberit AG	988	527,376
Georg Fischer AG	1,783	124,445
Holcim AG	34,181	2,861,213
Kuehne & Nagel International AG	1,510	399,088
Landis & Gyr Group AG	22,522	1,666,268
Logitech International SA	4,198	326,844
Lonza Group AG	1,214	670,120
Nestle SA	78,368	7,868,160
Novartis AG	77,568	7,528,554
Partners Group Holding AG	1,397	1,797,333
Roche Holding AG	38,146	9,140,323
Roche Holding AG, Bearer Shares	742	195,189
Sandoz Group AG *	9,544	324,371
Schindler Holding AG	384	93,563
Schindler Holding AG, Participation Certificates	5,105	1,272,453
SGS SA	3,363	296,131
Siegfried Holding AG	1,504	1,437,196
Sika AG	3,106	883,537
Sonova Holding AG	1,226	338,906
Swatch Group AG	1,484	61,526
Swatch Group AG, Bearer Shares	11,710	2,460,403
Swisscom AG	527	289,116
Swissquote Group Holding SA	7,179	1,941,735
Tecan Group AG	5,045	1,779,806
UBS Group AG	41,793	1,097,621
VAT Group AG	750	373,395
		51,216,232

Taiwan 1.9%
Airtac International Group	65,000	2,301,379
ASPEED Technology, Inc.	21,000	1,966,335
Elan Microelectronics Corp.	240,000	1,207,976
Gold Circuit Electronics Ltd. *	418,000	2,497,047
Lotes Co. Ltd.	51,000	2,234,009
Nien Made Enterprise Co. Ltd.	106,000	1,238,753
Phison Electronics Corp.	122,000	2,604,237
Taiwan Semiconductor Manufacturing Co. Ltd.	149,000	3,567,619
Wiwynn Corp.	20,000	1,422,781
		19,040,136

United Kingdom 12.7%
3i Group PLC	59,822	2,137,287
Admiral Group PLC	12,723	433,054
Airtel Africa PLC	23,954	33,079
Anglo American PLC	18,982	620,284
Ashtead Group PLC	44,924	3,262,017
AstraZeneca PLC	26,614	4,025,337
AstraZeneca PLC, ADR	84,137	6,384,316
Auto Trader Group PLC	23,543	204,106
B&M European Value Retail SA	22,829	147,329
Barratt Developments PLC	25,405	143,541
Berkeley Group Holdings PLC	2,353	138,181
BP PLC	414,072	2,668,958
BT Group PLC	98,710	126,231
Bunzl PLC	15,618	598,916
Burberry Group PLC	9,842	140,826
Centrica PLC	151,144	241,267
Coca-Cola HBC AG	3,129	101,000
SECURITY	NUMBER OF SHARES	VALUE ($)
Compass Group PLC	89,978	2,502,622
ConvaTec Group PLC	580,696	1,806,726
CRH PLC	15,003	1,161,844
Croda International PLC	2,882	165,071
Darktrace PLC *	92,980	694,082
DCC PLC	47,354	3,233,837
Diageo PLC	44,133	1,525,222
Diploma PLC	56,672	2,561,607
DS Smith PLC	31,428	136,917
Endeavour Mining PLC	4,333	91,743
Experian PLC	20,255	816,964
Ferguson PLC	3,549	748,327
Flutter Entertainment PLC *	16,860	3,123,465
Glencore PLC	1,043,485	6,071,580
Greggs PLC	34,392	1,163,893
GSK PLC	114,955	2,384,961
Haleon PLC	115,900	489,485
Halma PLC	5,676	155,561
Hargreaves Lansdown PLC	23,744	239,941
Hikma Pharmaceuticals PLC	2,541	61,011
Howden Joinery Group PLC	15,038	163,684
IMI PLC	4,155	90,507
Informa PLC	110,297	1,091,928
InterContinental Hotels Group PLC	4,227	412,276
Intermediate Capital Group PLC	172,798	4,503,790
Intertek Group PLC	3,122	192,148
J Sainsbury PLC	37,348	122,508
JD Sports Fashion PLC	1,894,487	2,712,289
John Wood Group PLC *	167,569	310,729
Just Group PLC	713,858	917,997
Liberty Global Ltd., Class A *	113,712	1,807,452
Liberty Global Ltd., Class C *	141,784	2,321,004
Lloyds Banking Group PLC	10,870,810	7,015,832
Melrose Industries PLC	299,408	2,352,248
Next PLC	2,864	321,220
Ocado Group PLC *	284,806	1,246,944
Persimmon PLC	61,637	998,090
Prudential PLC	692,600	6,023,783
Reckitt Benckiser Group PLC	65,731	3,674,823
RELX PLC	40,151	1,649,679
Rightmove PLC	25,143	161,061
Rio Tinto PLC	28,162	1,905,461
Rolls-Royce Holdings PLC *	135,581	695,263
RS Group PLC	10,590	97,013
Schroders PLC	845,441	3,706,482
Shell PLC	303,633	10,793,727
Smith & Nephew PLC	106,200	1,286,682
Smiths Group PLC	70,597	1,423,233
Smurfit Kappa Group PLC	6,564	285,222
Softcat PLC	89,608	1,753,925
Spectris PLC	5,999	248,138
SSE PLC	16,717	347,486
Taylor Wimpey PLC	96,500	158,127
TechnipFMC PLC	65,404	1,675,650
Tesco PLC	173,136	639,230
Unilever PLC	48,207	2,493,787
UNITE Group PLC	7,808	90,265
United Utilities Group PLC	10,359	135,031
Vodafone Group PLC	3,446,914	2,906,787
Weir Group PLC	106,855	2,726,658
Wise PLC, Class A *	145,660	1,399,857
WPP PLC	382,100	3,829,851
		127,228,455

United States 2.3%
ACADIA Pharmaceuticals, Inc. *	5,395	90,150
CNH Industrial NV *	568,992	6,486,509
See financial notes
Schwab International Opportunities Fund | Semiannual Report
15

Schwab International Opportunities Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Ginkgo Bioworks Holdings, Inc. *	180,171	160,550
Insmed, Inc. *	18,815	465,107
Jazz Pharmaceuticals PLC *	18,962	2,100,041
JFrog Ltd. *	14,712	586,715
Moderna, Inc. *	30,002	3,309,521
NVIDIA Corp.	7,909	6,833,534
Parade Technologies Ltd.	92,000	2,088,637
Sage Therapeutics, Inc. *	6,555	91,377
Tesla, Inc. *	6,629	1,214,963
		23,427,104
Total Common Stocks (Cost $834,839,104)		951,396,373

PREFERRED STOCKS 0.5% OF NET ASSETS

Germany 0.0%
Bayerische Motoren Werke AG	1,071	110,047
FUCHS SE	1,665	77,754
Henkel AG & Co. KGaA	2,820	224,026
		411,827

Republic of Korea 0.5%
Hyundai Motor Co.	334	38,006
Hyundai Motor Co. 2nd	551	62,962
Samsung Electronics Co. Ltd.	95,479	4,458,019
		4,558,987
Total Preferred Stocks (Cost $5,361,230)		4,970,814

WARRANTS 0.0% OF NET ASSETS

Canada 0.0%
Constellation Software, Inc.
expires 03/31/40 *(c)	344	1,734
Total Warrants (Cost $0)		1,734
SECURITY	NUMBER OF SHARES	VALUE ($)
INVESTMENT COMPANIES 1.8% OF NET ASSETS

United States 1.8%
iShares MSCI EAFE ETF	8,568	662,049
Schwab Emerging Markets Equity ETF (d)	664,906	16,928,507
		17,590,556
Total Investment Companies (Cost $20,050,972)		17,590,556

SHORT-TERM INVESTMENTS 2.3% OF NET ASSETS

Money Market Funds 2.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.25% (e)	21,943,427	21,943,427
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.25% (e)(f)	1,233,750	1,233,750
		23,177,177
Total Short-Term Investments (Cost $23,177,177)		23,177,177
Total Investments in Securities (Cost $883,428,483)		997,136,654

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED DEPRECIATION ($)
FUTURES CONTRACTS
Long
MSCI EAFE Index, expires 06/21/24	175	19,840,625	(678,081)

See financial notes
16
Schwab International Opportunities Fund | Semiannual Report

Schwab International Opportunities Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited) (continued)

SETTLEMENT DATE	COUNTERPARTY	CURRENCY TO BE RECEIVED	AMOUNT OF CURRENCY TO BE RECEIVED	CURRENCY TO BE DELIVERED	AMOUNT OF CURRENCY TO BE DELIVERED	UNREALIZED APPRECIATION (DEPRECIATION) ($)
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
05/13/24	UBS AG	AUD	6,100,000	USD	4,048,570	(95,680)
05/13/24	Barclays Bank PLC	AUD	1,491,000	USD	972,103	(5,913)
05/13/24	Morgan Stanley & Co.	CAD	1,561,000	USD	1,154,202	(20,076)
05/13/24	Barclays Bank PLC	CHF	3,692,000	USD	4,220,610	(199,812)
05/13/24	HSBC Bank USA	DKK	11,775,000	USD	1,730,270	(44,520)
05/13/24	Citibank N.A.	EUR	9,831,000	USD	10,781,933	(286,164)
05/13/24	Citibank N.A.	EUR	543,000	USD	583,953	(4,236)
05/13/24	HSBC Bank USA	GBP	1,504,000	USD	1,924,285	(44,862)
05/13/24	Wells Fargo Bank NA	GBP	310,000	USD	388,885	(1,504)
05/13/24	Citibank N.A.	JPY	58,018,000	USD	384,735	(16,265)
05/13/24	Morgan Stanley & Co.	NOK	12,626,000	USD	1,167,032	(30,130)
05/13/24	Morgan Stanley & Co.	NOK	4,028,000	USD	384,688	(21,989)
05/13/24	UBS AG	NZD	5,315,000	USD	3,278,079	(146,232)
05/13/24	Morgan Stanley & Co.	SEK	47,125,000	USD	4,610,524	(332,532)
05/13/24	Citibank N.A.	SEK	12,301,000	USD	1,158,111	(41,430)
05/13/24	Barclays Bank PLC	USD	965,693	AUD	1,469,000	13,759
05/13/24	HSBC Bank USA	USD	583,732	CAD	798,000	3,955
05/13/24	Citibank N.A.	USD	10,595,687	CAD	14,253,000	240,344
05/13/24	HSBC Bank USA	USD	1,355,385	ILS	4,908,000	43,056
05/13/24	Barclays Bank PLC	USD	5,387,697	JPY	789,497,000	373,631
05/13/24	Wells Fargo Bank NA	USD	561,423	NOK	6,165,000	6,298
05/13/24	UBS AG	USD	579,461	NOK	6,206,000	20,645
05/13/24	Wells Fargo Bank NA	USD	2,726,784	SEK	29,199,000	76,108
05/13/24	HSBC Bank USA	USD	1,155,880	SGD	1,556,000	15,470
05/13/24	HSBC Bank USA	USD	4,621,041	SGD	6,140,000	120,964
Net Unrealized Depreciation on Forward Foreign Currency Exchange Contracts						(377,115)

*	Non-income producing security.
(a)	Security is traded on separate exchanges for the same issuer.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $1,138,274.
(c)	Fair valued using significant unobservable inputs (see financial note 2(a), Securities for which no quoted value is available, for additional information).
(d)	Issuer is affiliated with the fund’s investment adviser.
(e)	The rate shown is the annualized 7-day yield.
(f)	Security purchased with cash collateral received for securities on loan.

See financial notes
Schwab International Opportunities Fund | Semiannual Report
17

Schwab International Opportunities Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited) (continued)

ADR —	American Depositary Receipt
CVA —	Dutch Certificate
ETF —	Exchange-Traded Fund
REIT —	Real Estate Investment Trust
AUD —	Australian Dollar
CAD —	Canadian Dollar
CHF —	Swiss Franc
DKK —	Danish Krone
EUR —	Euro
GBP —	British Pound
ILS —	Israeli Shekel
JPY —	Japanese Yen
NOK —	Norwegian Krone
NZD —	New Zealand Dollar
SEK —	Swedish Krona
SGD —	Singapore Dollar
USD —	U.S. Dollar
Below is a summary of the fund’s transactions with affiliated issuers during the period ended April 30, 2024:
SECURITY	VALUE AT 10/31/23	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 4/30/24	BALANCE OF SHARES HELD AT 4/30/24	DISTRIBUTIONS RECEIVED(a)
INVESTMENT COMPANIES 1.7% OF NET ASSETS

United States 1.7%
Schwab Emerging Markets Equity ETF	$35,333,880	$—	($21,252,972 )	($4,486,837 )	$7,334,436	$16,928,507	664,906	$1,254,147

(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying fund.
See financial notes
18
Schwab International Opportunities Fund | Semiannual Report

Schwab International Opportunities Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2024 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$—	$327,944,239	$—	$327,944,239
Austria	200,088	1,396,464	—	1,596,552
Belgium	80,510	2,916,971	—	2,997,481
Brazil	14,033,695	—	—	14,033,695
Canada	57,771,220	—	—	57,771,220
China	3,546,996	13,258,074	—	16,805,070
Denmark	14,450	30,097,022	—	30,111,472
Finland	122,492	4,686,367	—	4,808,859
Germany	963,519	79,880,180	—	80,843,699
Greece	6,110,711	—	—	6,110,711
Guernsey	2,351,357	—	—	2,351,357
Hong Kong	62,632	5,900,570	—	5,963,202
Ireland	4,619,214	3,446,522	—	8,065,736
Israel	12,159,891	3,475,729	—	15,635,620
Japan	94,140	140,189,950	—	140,284,090
Jersey	815,399	2,264,822	—	3,080,221
Mexico	6,346,036	—	—	6,346,036
New Zealand	427,792	359,285	—	787,077
Norway	1,572,703	5,045,664	—	6,618,367
Republic of Korea	2,759,535	27,957,834	—	30,717,369
Singapore	150,281	6,934,699	—	7,084,980
South Africa	2,402,604	327,033	—	2,729,637
Sweden	6,138,323	21,915,801	—	28,054,124
United Kingdom	12,499,151	114,729,304	—	127,228,455
United States	21,338,467	2,088,637	—	23,427,104
Preferred Stocks[1]	—	4,970,814	—	4,970,814
Warrants
Canada	—	—	1,734	1,734
Investment Companies[1]	17,590,556	—	—	17,590,556
Short-Term Investments[1]	23,177,177	—	—	23,177,177
Forward Foreign Currency Exchange Contracts[2]	—	914,230	—	914,230
Liabilities
Forward Foreign Currency Exchange Contracts[2]	—	(1,291,345)	—	(1,291,345)
Futures Contracts[2]	(678,081)	—	—	(678,081)
Total	$196,670,858	$799,408,866	$1,734	$996,081,458

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts and forward foreign currency exchange contracts are reported at cumulative unrealized appreciation or depreciation.
See financial notes
Schwab International Opportunities Fund | Semiannual Report
19

Schwab International Opportunities Fund
Statement of Assets and Liabilities

As of April 30, 2024; unaudited
Assets
Investments in securities, at value - affiliated issuers (cost $19,426,891)		$16,928,507
Investments in securities, at value - unaffiliated issuers (cost $864,001,592) including securities on loan of $1,138,274		980,208,147
Foreign currency, at value (cost $487,145)		484,344
Deposit with broker for futures contracts		4,561,920
Receivables:
Investments sold		3,874,462
Dividends		3,124,768
Foreign tax reclaims		1,060,518
Fund shares sold		7,902
Income from securities on loan		3,317
Unrealized appreciation on forward foreign currency exchange contracts		914,230
Prepaid expenses	+	14,651
Total assets		1,011,182,766

Liabilities
Collateral held for securities on loan		1,233,750
Payables:
Investments bought		3,435,332
Foreign capital gains tax		1,052,460
Investment adviser and administrator fees		526,347
IRS compliance fee for foreign withholding tax claims		341,863
Variation margin on futures contracts		273,000
Shareholder service fees		119,336
Fund shares redeemed		55,413
Independent trustees’ fees		59
Unrealized depreciation on forward foreign currency exchange contracts		1,291,345
Accrued expenses	+	400,937
Total liabilities		8,729,842
Net assets		$1,002,452,924

Net Assets by Source
Capital received from investors		$960,740,631
Total distributable earnings	+	41,712,293
Net assets		$1,002,452,924

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$1,002,452,924		50,116,020		$20.00

See financial notes
20
Schwab International Opportunities Fund | Semiannual Report

Schwab International Opportunities Fund
Statement of Operations

For the period November 1, 2023 through April 30, 2024; unaudited
Investment Income
Dividends received from securities - unaffiliated issuers (net of foreign withholding tax of $1,077,090)		$9,682,784
Dividends received from securities - affiliated issuers		1,254,147
Other interest		406,719
Securities on loan, net	+	7,152
Total investment income		11,350,802

Expenses
Investment adviser and administrator fees		3,188,865
Shareholder service fees		735,478
Portfolio accounting fees		143,217
Custodian fees		103,369
Professional fees		23,375 [1]
Shareholder reports		15,728
Registration fees		15,632
Independent trustees’ fees		4,010
Transfer agent fees		1,679
Other expenses	+	30,621
Total expenses		4,261,974
Expense reduction	–	1,500 [1]
Net expenses	–	4,260,474
Net investment income		7,090,328

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - affiliated issuers		(4,486,837)
Net realized gains on sales of securities - unaffiliated issuers (net of foreign capital gains tax paid of $712,052)		18,887,346
Net realized gains on futures contracts		2,278,743
Net realized gains on forward foreign currency exchange contracts		659,014
Net realized losses on foreign currency transactions	+	(107,676)
Net realized gains		17,230,590
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers		7,334,436
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers (net of change in foreign capital gains tax of ($356,666))		118,840,058
Net change in unrealized appreciation (depreciation) on futures contracts		708,509
Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts		(404,374)
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	(39,194)
Net change in unrealized appreciation (depreciation)	+	126,439,435
Net realized and unrealized gains		143,670,025
Increase in net assets resulting from operations		$150,760,353

[1]
Includes professional fees of $1,500 associated with the filing of foreign withholding tax claims in the European Union deemed to be non-contingent and non-routine expenses of the fund (see financial notes 2(d) and 4 for additional information).

See financial notes
Schwab International Opportunities Fund | Semiannual Report
21

Schwab International Opportunities Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	11/1/23-4/30/24		11/1/22-10/31/23
Net investment income		$7,090,328	$17,835,889
Net realized gains (losses)		17,230,590	(63,619,083)
Net change in unrealized appreciation (depreciation)	+	126,439,435	133,225,332
Increase in net assets resulting from operations		$150,760,353	$87,442,138

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($18,123,990 )	($37,690,344 )

TRANSACTIONS IN FUND SHARES
	11/1/23-4/30/24			11/1/22-10/31/23
		SHARES	VALUE	SHARES	VALUE
Shares sold		941,992	$18,603,682	3,756,655	$68,666,016
Shares reinvested		734,414	14,225,597	1,624,978	30,354,599
Shares redeemed	+	(4,563,494)	(90,269,314)	(10,451,780)	(203,167,707)
Net transactions in fund shares		(2,887,088)	($57,440,035 )	(5,070,147)	($104,147,092 )

SHARES OUTSTANDING AND NET ASSETS
	11/1/23-4/30/24			11/1/22-10/31/23
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		53,003,108	$927,256,596	58,073,255	$981,651,894
Total increase (decrease)	+	(2,887,088)	75,196,328	(5,070,147)	(54,395,298)
End of period		50,116,020	$1,002,452,924	53,003,108	$927,256,596
See financial notes
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Schwab International Opportunities Fund | Semiannual Report

Schwab International Opportunities Fund
Financial Notes, unaudited

1. Business Structure of the Fund:
Schwab International Opportunities Fund is a series of Schwab Capital Trust (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the fund discussed in this report, which is highlighted:
SCHWAB CAPITAL TRUST
Schwab International Opportunities Fund	Schwab Target 2045 Fund
Schwab S&P 500 Index Fund	Schwab Target 2050 Fund
Schwab Small-Cap Index Fund®	Schwab Target 2055 Fund
Schwab Total Stock Market Index Fund®	Schwab Target 2060 Fund
Schwab U.S. Large-Cap Growth Index Fund	Schwab Target 2065 Fund
Schwab U.S. Large-Cap Value Index Fund	Schwab Fundamental US Large Company Index Fund
Schwab U.S. Mid-Cap Index Fund	Schwab Fundamental US Small Company Index Fund
Schwab International Index Fund®	Schwab Fundamental International Large Company Index Fund
Schwab MarketTrack All Equity Portfolio™	Schwab Fundamental International Small Company Index Fund
Schwab MarketTrack Growth Portfolio™	Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab MarketTrack Balanced Portfolio™	Schwab Fundamental Global Real Estate Index Fund
Schwab MarketTrack Conservative Portfolio™	Schwab Target 2010 Index Fund
Schwab Balanced Fund	Schwab Target 2015 Index Fund
Schwab Core Equity Fund	Schwab Target 2020 Index Fund
Schwab Dividend Equity Fund	Schwab Target 2025 Index Fund
Schwab Large-Cap Growth Fund	Schwab Target 2030 Index Fund
Schwab Small-Cap Equity Fund	Schwab Target 2035 Index Fund
Schwab Health Care Fund	Schwab Target 2040 Index Fund
Schwab International Core Equity Fund	Schwab Target 2045 Index Fund
Schwab Target 2010 Fund	Schwab Target 2050 Index Fund
Schwab Target 2015 Fund	Schwab Target 2055 Index Fund
Schwab Target 2020 Fund	Schwab Target 2060 Index Fund
Schwab Target 2025 Fund	Schwab Target 2065 Index Fund
Schwab Target 2030 Fund	Schwab Monthly Income Fund – Target Payout
Schwab Target 2035 Fund	Schwab Monthly Income Fund – Flexible Payout
Schwab Target 2040 Fund	Schwab Monthly Income Fund – Income Payout
The fund offers one share class. Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of the fund.  Each share has a par value of 1/1,000 of a cent, and the fund’s Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities law. The "Fund Complex" includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust.
Investment Objective
The Schwab International Opportunities Fund seeks long-term capital appreciation.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
The fund may invest in mutual funds and exchange-traded funds (ETFs), which are referred to as "underlying funds". For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports, which are filed with the U.S. Securities and Exchange Commission (SEC) and are available on the SEC’s website at www.sec.gov.
Schwab International Opportunities Fund | Semiannual Report
23

Schwab International Opportunities Fund
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(a) Security Valuation:
Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated authority to a Valuation Designee, the fund’s investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in the fund’s portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
● Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
● Foreign equity security fair valuation: The Valuation Designee has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the valuation of the fund’s holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, the Valuation Designee seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of the fund’s portfolio holdings and the NAV of the fund’s shares and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of the fund and that of its comparative index or benchmark.
● Futures contracts and forward foreign currency exchange contracts (forwards): Futures contracts are valued at their settlement prices as of the close of their exchanges. Forwards are valued based on that day’s forward exchange rates or by using an interpolated forward exchange rate for contracts with interim settlement dates.
● Mutual funds: Mutual funds are valued at their respective NAVs.
● Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
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Schwab International Opportunities Fund | Semiannual Report

Schwab International Opportunities Fund
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
The three levels of the fair value hierarchy are as follows:
● Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, ETFs and futures contracts. Mutual funds and ETFs are classified as Level 1 prices, without consideration to the classification level of the underlying securities held, which could be Level 1, Level 2 or Level 3 in the fair value hierarchy.
● Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include forward foreign currency exchange contracts, U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the valuation of the fund’s holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Valuation Designee has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets.
● Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the fund’s investments as of April 30, 2024, are disclosed in the fund’s Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Futures Contracts: Futures contracts are instruments that represent an agreement between two parties that obligates one party to buy, and the other party to sell, specific instruments at an agreed upon price on a stipulated future date. The fund must give the broker a deposit of cash and/or securities (initial margin) whenever it enters into a futures contract. The amount of the deposit may vary from one contract to another. Subsequent payments (variation margin) are made or received by the fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized. Futures contracts are traded publicly on exchanges, and their value may change daily.
Forward Foreign Currency Exchange Contracts (forwards): Forwards are contracts to buy and sell a currency at a set price on a future date. The value of the forwards is accounted for as unrealized appreciation or depreciation until the contracts settle, at which time the gains or losses are realized.
Securities Lending: Under the trust’s Securities Lending Program, the fund (lender) may make short-term loans of its securities to another party (borrower) to generate additional revenue for the fund. The borrower pledges collateral in the form of cash, securities issued or fully guaranteed by the U.S. government or foreign governments, or letters of credit issued by a bank. Collateral at the individual loan level is required to be maintained on a daily marked-to-market basis in an amount at least equal to the current value of the securities loaned. The lending agent provides the fund with indemnification against borrower default (the borrower fails to return the security on loan) reducing the risk of loss as a result of default. The cash collateral of securities loaned is currently invested in money market portfolios operating pursuant to Rule 2a-7 under the 1940 Act. The fund bears the risk of loss with respect to the investment of cash collateral. The terms of the securities  lending agreement allow the fund or the lending agent to terminate any loan at any given time and the securities must be returned within the earlier of the standard trade settlement period or the specified time period under the relevant securities lending agreement.  Securities lending income, as disclosed in the fund’s Statement of Operations, if applicable, represents the income earned from the investment of the cash collateral plus any fees paid by borrowers, less the fees paid to the lending agent and broker rebates which are subject to adjustments pursuant to the securities
Schwab International Opportunities Fund | Semiannual Report
25

Schwab International Opportunities Fund
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
lending agreement. On loans not collateralized by cash, a fee is received from the borrower, and is allocated between the fund and the lending agent. The aggregate fair value of securities loaned will not at any time exceed one-third of the total assets of the fund, including collateral received from the loan. Securities lending fees paid to the unaffiliated lending agents start at 9% of gross lending revenue, with subsequent breakpoints to a low of 5%. In this context, the gross lending revenue equals the income received from the investment of cash collateral and fees paid by borrowers less any rebates paid to the borrowers.  Any expenses charged by the cash collateral fund are in addition to these fees.  All remaining revenue is retained by the fund, as applicable. No portion of lending revenue is paid to or retained by the investment adviser or any of its affiliates.
As of April 30, 2024, the fund had a security on loan, which was classified as common stock.  The value of the security on loan and the related collateral as of April 30, 2024, if any, is disclosed in the fund’s Portfolio Holdings and Statement of Assets and Liabilities.
Passive Foreign Investment Companies: The fund may own shares in certain foreign corporations that  meet the Internal Revenue Code definition of a Passive Foreign Investment Company (PFIC). The fund may elect for tax purposes  to mark-to-market annually the shares of each PFIC lot held and would be required to distribute as  ordinary income to shareholders any such marked-to- market gains (as well as any gains realized on sale).
Central Securities Depositories Regulation: The Central Securities Depositories Regulation (CSDR) introduced measures for the authorization and supervision of European Union Central Security Depositories and created a common set of prudential, organizational, and conduct of business standards at a European level. CSDR is designed to support securities settlement and operational aspects of securities settlement, including the provision of shorter settlement periods; mandatory buy-ins; and cash penalties, to prevent and address settlement fails. CSDR measures are aimed to prevent settlement fails by ensuring that all transaction details are provided to facilitate settlement, as well as further incentivizing timely settlement by imposing cash penalty fines and buy-ins. The fund may be subject to pay cash penalties and may also receive cash penalties with certain counterparties in instances where there are settlement fails. These cash penalties are included in net realized gains (losses) on sales of securities in the fund’s Statement of Operations, if any.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
Assets and liabilities denominated in foreign currencies are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date. Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the differences between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange appreciation or depreciation arises from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period. These realized and unrealized foreign exchange gains or losses are reported in foreign currency transactions or translations in the fund’s Statement of Operations, if any. The fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments ,if any.
Gains realized by the fund on the sale of securities in certain foreign countries may be subject to non-U.S. taxes. In those instances, the fund records a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.
When the fund closes out a futures contract position, it calculates the difference between the value of the position at the beginning and at the end of the contract, and records a realized gain or loss accordingly.
(d) Investment Income:
Interest income is recorded as it accrues. Dividends, in the form of cash or non-cash income such as in the form of additional securities, and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the fund records certain foreign security dividends on the date the ex-dividend date is confirmed. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
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Schwab International Opportunities Fund | Semiannual Report

Schwab International Opportunities Fund
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
Income received from foreign sources may result in withholding tax. Withholding taxes are accrued at the same time as the related income if the tax rate is fixed and known, unless a tax withheld is reclaimable from the local tax authorities in which case it is recorded as receivable. If the tax rate is not known or estimable, such expense or reclaim receivable is recorded when the net proceeds are received.
The fund filed claims to recover taxes previously withheld in certain European Union countries on the basis that those countries had purportedly violated certain provisions in the Treaty on the Functioning of the European Union. These filings are subject to various administrative and judicial proceedings within these countries, and all professional fees associated with these filings have been paid by the investment adviser. The professional fees related to European Union foreign withholding tax claims are non-contingent and non-routine fees which are subject to repayment to the investment adviser (see financial note 4 for additional information).
For U.S. income tax purposes, European Union reclaims received reduce the amounts of foreign taxes that the fund passes through to its shareholders. If European Union reclaims received exceed foreign withholding taxes paid, the fund will evaluate the requirements for entering into a closing agreement with the Internal Revenue Service (IRS) to address any prior years’ U.S. income tax liabilities attributable to fund shareholders resulting from the recovery of foreign taxes. The closing agreement would result in the fund paying a compliance fee to the IRS, on behalf of its shareholders, representing the estimated tax savings generated from foreign tax credits claimed by fund shareholders on their tax returns in prior years. During the period ended April 30, 2024, the fund filed a closing agreement with the IRS and its status for acceptance is under review with the IRS.
The fund will pay a compliance fee to the IRS, on behalf of its shareholders, representing the estimated tax savings generated from foreign tax credits claimed by fund shareholders on their tax returns in prior years. The fund recorded contra income in the October 31, 2023 annual report for the estimated IRS compliance fee for foreign withholding tax claims and a corresponding liability to be paid to the IRS, which is disclosed in the fund’s Statement of Assets and Liabilities. The actual IRS compliance fee may differ from the estimate and that difference may be material. Professional fees related to the preparation of the closing agreement filed with the IRS were expensed in the prior period and paid in the current period, those fees are non-routine expenses and were paid by the fund and not the adviser.
(e) Expenses:
Expenses that are specific to the fund are charged directly to the fund. Expenses that are common to more than one fund in the trusts generally are allocated among those funds in proportion to their average daily net assets.
(f) Distributions to Shareholders:
The fund makes distributions from net investment income and net realized capital gains, if any, once a year. To receive a distribution, you must be a registered shareholder on the record date. Distributions are paid to shareholders on the payable date.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The fund intends to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the fund distributes substantially all of its net investment income and net realized capital gains, if any, to its shareholders each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.
(i) Foreign Taxes:
The fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, corporate events, foreign currency exchanges and capital gains on investments. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in foreign markets in which the fund invests. These foreign taxes, if any, are paid by the fund and are disclosed in the fund’s Statement of Operations. Foreign taxes accrued as of April 30, 2024, if any, are reflected in the fund’s Statement of Assets and Liabilities.
Schwab International Opportunities Fund | Semiannual Report
27

Schwab International Opportunities Fund
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(j) Indemnification:
Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss attributable to these arrangements to be remote.
(k) Regulatory Update:
Effective January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these rule and form amendment changes on the content of the current shareholder report and the newly created annual and semiannual streamlined shareholder reports.

3. Risk Factors:
Investing in the fund may involve certain risks, as discussed in the fund’s prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters and epidemics, may also negatively affect the financial markets. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that an investor could lose money over short or long periods.
Investment Style Risk. Schwab Asset Management may attempt to reduce the impact of the performance of any given investment style by allocating to investment managers who invest in both value and growth style stocks. But whenever value stocks fall out of favor with investors, they may underperform growth stocks, and vice versa.
The portion of the fund that is invested in accordance with a particular index follows the securities included in that index during upturns as well as downturns. The fund does not take steps to reduce market exposure or to lessen the effects of a declining market with respect to this portion. In addition, because of the fund’s expenses, the fund’s performance with respect to this portion may be below that of the index. Errors relating to the index may occur from time to time and may not be identified by the index provider for a period of time. In addition, market disruptions could cause delays in the index’s rebalancing schedule. Such errors and/or market disruptions may result in losses for the fund.
Multi-Manager Risk. Schwab Asset Management and each investment manager makes investment decisions independently, and it is possible that the investment styles of Schwab Asset Management and the investment managers may not complement one another. As a result, the fund’s exposure to a given stock, industry or investment style could unintentionally be smaller or larger than if the fund had a single manager.
Management Risk. The portion of the fund that is actively managed is subject to the risk that its investment adviser and investment managers will select investments or allocate assets in a manner that could cause the fund to underperform or otherwise not meet its investment objective. Poor stock selection or a focus on securities in a particular sector may cause the fund to underperform its benchmark or other funds with a similar investment objective.
Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.
Market Capitalization Risk. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. During a period when securities of a particular market capitalization fall behind other types of investments, the fund’s performance could be impacted.
Large-Cap Company Risk. Large-cap companies are generally more mature and the securities issued by these companies may not be able to reach the same levels of growth as the securities issued by small- or mid-cap companies.
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Schwab International Opportunities Fund
Financial Notes, unaudited (continued)

3. Risk Factors (continued):
Mid-Cap Company Risk. Mid-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies and the value of securities issued by these companies may move sharply.
Small-Cap Company Risk. Securities issued by small-cap companies may be riskier than those issued by larger companies, and their prices may move sharply, especially during market upturns and downturns.
Foreign Investment Risk. The fund’s investments in securities of foreign issuers involve certain risks that may be greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of the fund’s investments, and could impair the fund’s ability to meet its investment objective or invest in accordance with its investment strategy. There is a risk that investments in securities denominated in, and/or receiving revenues in, foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged, resulting in the dollar value of the fund’s investment being adversely affected. Foreign securities may also include investments in variable interest entities (VIEs) structures, which are created by China-based operating companies in jurisdictions outside of China to obtain indirect financing due to Chinese regulations that prohibit non-Chinese ownership of those companies. To the extent the fund’s investments in a single country or a limited number of countries represent a large percentage of the fund’s assets, the fund’s performance may be adversely affected by the economic, political, regulatory and social conditions in those countries, and the fund’s price may be more volatile than the price of a fund that is geographically diversified.
Emerging Markets Risk. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting, auditing, financial reporting and recordkeeping requirements and greater risk associated with the custody of securities. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in developed countries. As a result, there may be an increased risk of illiquidity and price volatility associated with the fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar, and, at times, it may be difficult to value such investments.
Currency Risk. As a result of the fund’s investments in securities denominated in, and/or receiving revenues in, foreign currencies, the fund will be subject to currency risk. This is the risk that those currencies will decline in value relative to the U.S. dollar. If such an event occurs, the dollar value of an investment in the fund would be adversely affected.
Sampling Index Tracking Risk. The portion of the fund that is invested in accordance with a particular index may not fully replicate the index and may hold securities not included in the index. As a result, the fund is subject to the risk that Schwab Asset Management’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results. Because Schwab Asset Management utilizes a sampling approach the portion of the fund it manages may not track the return of the index as well as it would if the fund purchased all of the securities in the index.
Derivatives Risk. The fund may use derivatives to enhance returns or hedge against market declines. Examples of derivatives are options, futures, options on futures, forward contracts and swaps. An option is the right, but not the obligation, to buy or sell an instrument at a specific price on or before a specific date. A future is an agreement to buy or sell a financial instrument at a specific price on a specific day. A forward contract is an over-the-counter derivative transaction between two parties to buy or sell a specified amount of an underlying reference at a specified price (or rate) on a specified date in the future. A forward foreign currency contract is a derivative (forward contract) in which the underlying reference is a country’s or region’s currency. A swap is an agreement whereby two parties agree to exchange payment streams calculated in relation to a rate, index, instrument or certain securities and a predetermined amount. A credit default swap is an agreement in which the seller agrees to make a payment to the buyer in the event of a specified credit event in exchange for a fixed payment or series of fixed payments.
The fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Certain of these risks, such as liquidity risk, market risk and management risk are discussed elsewhere in this section. The fund’s use of derivatives is also subject to credit risk, leverage risk, counterparty risk, lack of availability risk, valuation risk, correlation risk and tax risk. Credit risk is the risk that the counterparty to a derivatives transaction may not fulfill its obligations. Leverage risk is the risk that a small percentage of assets invested in derivatives can have a disproportionately large impact on the fund. Counterparty risk is the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations either because the financial condition of the counterparty declines, or because the counterparty is otherwise unable or unwilling to perform under the contract. Lack of availability risk is the risk that suitable derivative transactions
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Schwab International Opportunities Fund
Financial Notes, unaudited (continued)

3. Risk Factors (continued):
may not be available in all circumstances for risk management or other purposes. Valuation risk is the risk that a particular derivative may be valued incorrectly. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of derivatives may cause the fund to realize higher amounts of short-term capital gains. The fund’s use of derivatives could reduce the fund’s performance, increase its volatility, and could cause the fund to lose more than the initial amount invested. The use of derivatives, that are subject to regulation by the Commodity Futures Trading Commission (CFTC), could cause the fund to become a commodity pool, which would require the fund to comply with certain CFTC rules.The fund’s use of derivatives also could create a risk of counterparty default under certain transactions, risks that the fund would need to liquidate portfolio positions when it may not be advantageous to do so in order to meet margin and payment obligations, and legal risks relating to insufficient documentation, insufficient capacity or authority of a counterparty, or legality or enforceability of a contract.
Liquidity Risk. The fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the fund may have to sell them at a loss.
Securities Lending Risk. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.
Please refer to the fund’s prospectus for a more complete description of the principal risks of investing in the fund.

4. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management, a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between the investment adviser and the trust. The fund’s subadvisers also provide day-to-day portfolio management service to the fund, subject to the supervision of the investment adviser.
For its advisory and administrative services to the fund, the investment adviser is entitled to receive an annual fee, payable monthly, equal to 0.63% of the fund’s average daily net assets. The investment adviser (not the fund) pays a portion of the advisory fees it receives to the subadvisers in return for their portfolio management services.
Shareholder Servicing
The Board has adopted a Shareholder Servicing Plan (the Plan) on behalf of the fund. The Plan enables the fund to bear expenses relating to the provision by financial intermediaries, including Charles Schwab & Co., Inc. (Schwab), a broker-dealer affiliate of the investment adviser, (together, service providers), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the fund.
Pursuant to the Plan, the fund’s shares are subject to an annual shareholder servicing fee up to 0.20%. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab, as distributor of the fund (or, in the case of payments made to Schwab acting as a service provider, pursuant to Schwab’s written agreement with the fund). Payments under the Plan are made as described above without regard to whether the fee is more or less than the service provider’s actual cost of providing the services, and if more, such excess may be retained as profit by the service provider.
Expense Limitation
Although these agreements specify certain fees for these services, the investment adviser and its affiliates have made an additional agreement with the fund, for so long as the investment adviser serves as the investment adviser to the fund, in which the agreement may only be amended or terminated with the approval of the Board, to limit the total annual fund operating expenses charged (including acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds), excluding interest, taxes and certain non-routine expenses to 0.86%.
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Schwab International Opportunities Fund
Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):
Investments from Affiliates
Certain funds in the Fund Complex may own shares of other funds in the Fund Complex. The table below reflects the percentage of shares of the fund in this report that are owned by other funds in the Fund Complex as of April 30, 2024, as applicable:
Schwab Balanced Fund	6.2%
Schwab Target 2010 Fund	0.2%
Schwab Target 2015 Fund	0.2%
Schwab Target 2020 Fund	1.7%
Schwab Target 2025 Fund	2.9%
Schwab Target 2030 Fund	8.3%
Schwab Target 2035 Fund	5.8%
Schwab Target 2040 Fund	12.5%
Schwab Target 2045 Fund	3.4%
Schwab Target 2050 Fund	3.7%
Schwab Target 2055 Fund	2.7%
Schwab Target 2060 Fund	1.0%
Schwab Target 2065 Fund	0.3%
Investments in Affiliates
The fund may engage in certain transactions involving related parties. Pursuant to an exemptive order issued by the SEC, the fund may invest in other related funds. As of April 30, 2024, the fund’s ownership percentage of other related fund’s shares is as follows:
Schwab Emerging Markets Equity ETF	0.2%
Other Affiliated Transactions
The professional fees related to European Union foreign withholding tax claims discussed in financial note 2(d) are non-contingent and non-routine expenses. The investment adviser agreed to pay these professional fees, on behalf of the fund, subject to reimbursement by the fund to the investment adviser to the extent the fund is able to successfully recover taxes withheld in the future.
For the period ended April 30, 2024, the professional fees incurred by the fund and paid by the investment adviser were $1,500, as shown as Professional fees within the fund’s Statement of Operations.
During the period ended April 30, 2024, the fund did not recover any previously withheld foreign taxes and made no reimbursement to the investment adviser.
As of April 30, 2024, the balance of professional fees related to foreign withholding tax claims subject to future reimbursement by the fund to the investment adviser was $3,179.
No other amounts for additional foreign withholding tax claims are reflected in the financial statements due to the uncertainty surrounding the ultimate resolution of proceedings, the likelihood of receipt of these claims, and the potential timing of payment.
Interfund Transactions
The fund’s investment adviser or subadvisers may engage in direct transactions with certain other funds they manage in accordance with procedures adopted by the Board pursuant to Rule 17a-7 under the 1940 Act. When a fund is seeking to sell a security that another fund is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs while allowing each fund to execute the transaction at the current market price. This practice is limited to funds that share the same investment adviser, subadviser, trustees and/or officers. The net realized gains or losses on sales of interfund transactions are recorded within Net realized gains (losses) on sales of securities — unaffiliated issuers in the Statement of Operations. For the period ended April 30, 2024, the fund’s purchases and sales of securities with other funds managed by the investment adviser or subadvisers was $1,205,984 and $313,863 respectively, and includes realized losses of $168,583.
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Schwab International Opportunities Fund
Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions with other funds in the Fund Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The fund had no interfund borrowing or lending activity during the period.

5. Board of Trustees:
The Board may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The fund did not pay any of these interested persons for their services as trustees, but did pay non-interested persons (independent trustees), as noted in the fund’s Statement of Operations. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

6. Borrowing from Banks:
During the period, the fund was a participant with other funds in the Fund Complex in a joint, syndicated, committed $1 billion line of credit (the Syndicated Credit Facility), maturing on September 26, 2024. Under the terms of the Syndicated Credit Facility, in addition to the interest charged on any borrowings by the fund, the fund paid a commitment fee of 0.15% per annum on the fund’s proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the fund was a participant with other funds in the Fund Complex in a joint, unsecured, uncommitted $400 million line of credit (the Uncommitted Credit Facility) with State Street Bank and Trust Company, maturing on September 26, 2024. Under the terms of the Uncommitted Credit Facility, the fund pays interest on the amount the fund borrows. There were no borrowings by the fund from either line of credit during the period.
The fund also has access to custodian overdraft facilities. The fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed in the fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Purchases and Sales of Investment Securities:
For the period ended April 30, 2024, purchases and sales of securities (excluding short-term obligations) were as follows:
PURCHASES OF SECURITIES	SALES OF SECURITIES
$252,561,412	$307,076,789

8. Derivatives:
The fund entered into futures contracts during the report period to equitize available cash. The fund also invested in forwards in connection with the purchase and sale of portfolio securities to minimize the uncertainty of changes in future foreign currency exchange rates and to hedge exposure to certain currencies. Refer to financial note 2(b) for the fund’s accounting policies with respect to futures contracts and forwards and financial note 3 for disclosures concerning the risks of investing in futures contracts and forwards.
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Schwab International Opportunities Fund
Financial Notes, unaudited (continued)

8. Derivatives (continued):
As of April 30, 2024, the Statement of Assets and Liabilities included the following financial derivative instrument fair values held at period end:
	EQUITY CONTRACTS	FOREIGN EXCHANGE CONTRACTS	TOTAL
Asset Derivatives
Forward Foreign Currency Exchange Contracts[1]	$—	$914,230	$914,230
Liability Derivatives
Futures Contracts[2]	($678,081 )	$—	($678,081 )
Forward Foreign Currency Exchange Contracts[1]	—	(1,291,345)	(1,291,345)

[1]	Statement of Assets and Liabilities location: Unrealized appreciation on forward foreign currency exchange contracts and Unrealized depreciation on forward foreign currency exchange contracts.
[2]
Includes cumulative unrealized depreciation of futures contracts as reported in the fund’s Portfolio Holdings. Only current day’s variation margin on futures contracts is reported in the Statement of Assets and Liabilities.

The effects of the derivative contracts in the Statement of Operations for the period ended April 30, 2024, were:
	EQUITY CONTRACTS	FOREIGN EXCHANGE CONTRACTS	TOTAL
Net Realized Gains (Losses)
Futures Contracts[1]	$2,278,743	$—	$2,278,743
Forward Foreign Currency Exchange Contracts[1]	—	659,014	659,014
Net Change in Unrealized Appreciation (Depreciation)
Futures Contracts[2]	$708,509	$—	$708,509
Forward Foreign Currency Exchange Contracts[2]	—	(404,374)	(404,374)

[1]	Statement of Operations location: Net realized gains on futures contracts and net realized gains on forward foreign currency exchange contracts.
[2]
Statement of Operations location: Net change in unrealized appreciation (depreciation) on futures contracts and net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

During the period ended April 30, 2024, the month-end average notional amounts of futures contracts held by the fund and the month-end average number of contracts held were as follows:
NOTIONAL AMOUNT	NUMBER OF CONTRACTS
$20,605,595	188

During the period ended April 30, 2024, the month-end average notional amounts of forwards held by the fund and the month-end average unrealized appreciation (depreciation) were as follows:
NOTIONAL AMOUNT	UNREALIZED APPRECIATION (DEPRECIATION)
$68,885,771	$7,395

The fund’s forwards are entered into pursuant to International Swaps and Derivatives Association, Inc. (ISDA) agreements which govern certain terms of derivative transactions. ISDA agreements typically contain, among other things, master netting provisions in the event of a default or other termination event. Master netting provisions allow the fund and the counterparty, in the event of a default or other termination event, to offset payable and receivable amounts for each party related to derivative contracts to one net amount payable by either the fund or the counterparty. The fund’s forwards, which are reported gross in the Statement of Assets
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Schwab International Opportunities Fund
Financial Notes, unaudited (continued)

8. Derivatives (continued):
and Liabilities, are presented in the table below. The following table presents the fund’s forwards, net of amounts available for offset under a master netting agreement and net of any related collateral received by the fund for assets and pledged by the fund for liabilities as of April 30, 2024.
COUNTERPARTY	GROSS AMOUNTS OF ASSETS PRESENTED IN THE STATEMENT OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENTS AVAILABLE FOR OFFSET	CASH COLLATERAL PLEDGED	NET AMOUNT(a)
HSBC Bank USA	$183,445	($89,382 )	$—	$94,063
Citibank N.A.	240,344	(240,344)	—	—
UBS AG	20,645	(20,645)	—	—
Wells Fargo Bank NA	82,406	(1,504)	—	80,902
Barclays Bank PLC	387,390	(205,725)	—	181,665
Total	$914,230	($557,600 )	$—	$356,630

COUNTERPARTY	GROSS AMOUNTS OF LIABILITIES PRESENTED IN THE STATEMENT OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENTS AVAILABLE FOR OFFSET	CASH COLLATERAL RECEIVED	NET AMOUNT(a)
HSBC Bank USA	($89,382 )	$89,382	$—	$—
Citibank N.A.	(348,095)	240,344	—	(107,751)
UBS AG	(241,912)	20,645	—	(221,267)
Wells Fargo Bank NA	(1,504)	1,504	—	—
Barclays Bank PLC	(205,725)	205,725	—	—
Morgan Stanley & Co.	(404,727)	—	—	(404,727)
Total	($1,291,345 )	$557,600	$—	($733,745 )

(a)	Represents the net amount due from/due to the counterparty in the event of default.

9. Federal Income Taxes:
As of April 30, 2024, the tax basis cost of the fund’s investments and gross unrealized appreciation and depreciation were as follows:
TAX COST	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)
$899,574,845	$172,522,975	($76,016,362 )	$96,506,613

Capital loss carryforwards have no expiration and may be used to offset future realized capital gains for federal income tax purposes. As of October 31, 2023, the fund had capital loss carryforwards of $75,359,635.
The tax basis components of distributions and components of distributable earnings on a tax basis are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of April 30, 2024. The tax basis components of distributions paid during the fiscal year ended October 31, 2023 were as follows:
PRIOR FISCAL YEAR END DISTRIBUTIONS
ORDINARY INCOME	LONG-TERM CAPITAL GAINS
$11,433,730	$26,256,614
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Schwab International Opportunities Fund
Financial Notes, unaudited (continued)

9. Federal Income Taxes (continued):
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts in the financial statements. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
As of October 31, 2023, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements.  The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the fund’s Statement of Operations. During the fiscal year ended October 31, 2023, the fund did not incur any interest or penalties.

10. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
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Schwab International Opportunities Fund
Trustees and Officers

The tables below give information about the trustees and officers of Schwab Capital Trust, which includes the fund covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 106 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the fund’s Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Michael J. Beer 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2022)	Retired. Director, President and Chief Executive Officer (Dec. 2016 – Sept. 2019), Principal Funds (investment management).	106	Director (2016 – 2019), Principal Funds, Inc.
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor.	106	None
Nancy F. Heller 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Retired.	106	None
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	106	Director (2004 – present), Corcept Therapeutics Incorporated Director (2009 – 2021), Adamas Pharmaceuticals, Inc. Director (2003 – 2019), Symantec Corporation
Jane P. Moncreiff 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2019)	Consultant (2018 – present), Fulham Advisers LLC (management consulting); Chief Investment Officer (2009 – 2017), CareGroup Healthcare System, Inc. (healthcare).	106	None
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Schwab International Opportunities Fund
Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant (2008 – present), Patmore Management Consulting (management consulting).	106	None
J. Derek Penn 1957 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2021)	Head of Equity Sales and Trading (2006 – 2018), BNY Mellon (financial services).	106	None

Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)
Co-Chairman of the Board (July 2022 – present), Director and Chief
Executive Officer (Oct. 2008 – present) and President
(Feb. 2007 – Oct. 2021), The Charles Schwab Corporation; President and
Chief Executive Officer (Oct. 2008 – Oct. 2021) and Director
(May 2008 – Oct. 2021), Charles Schwab & Co., Inc.; Co-Chairman of the
Board (July 2022 – present) and Director (Apr. 2006 – present), Charles
Schwab Bank, SSB; Co-Chairman of the Board (July 2022 – present) and
Director (Nov. 2017 – present), Charles Schwab Premier Bank, SSB;
Co-Chairman of the Board (July 2022 – present) and Director
(July 2019 – present), Charles Schwab Trust Bank; Director
(May 2008 – present), Chief Executive Officer (Aug. 2017 – present) and
President (Aug. 2017 – Nov. 2021), Schwab Holdings, Inc.; Manager
(Sept. 2023 – present), TD Ameritrade Holding LLC; Director
(Oct. 2020 – Aug. 2023), TD Ameritrade Holding Corporation; Director
(July 2016 – Oct. 2021), Charles Schwab Investment Management, Inc.
		106	Director (2008 – present), The Charles Schwab Corporation
Richard A. Wurster[2] 1973 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2022)
President (Oct. 2021 – present) and Executive Vice President – Schwab
Asset Management Solutions (Apr. 2019 – Oct. 2021), The Charles
Schwab Corporation; President, Director (Oct. 2021 – present), Executive
Vice President – Schwab Asset Management Solutions
(July 2019 – Oct. 2021) and Senior Vice President – Advisory
(May 2016 – July 2019), Charles Schwab & Co., Inc.; President
(Nov. 2021 – present), Schwab Holdings, Inc.; Director
(Oct. 2021 – present) and Chief Executive Officer (Nov. 2019 – Jan. 2022),
Charles Schwab Investment Management, Inc.; Director, Chief Executive
Officer and President (Mar. 2018 – Oct. 2022), Charles Schwab Investment
Advisory, Inc.; Chief Executive Officer (July 2016 – Apr. 2018) and
President (Mar. 2017 – Apr. 2018), ThomasPartners, Inc.; Chief Executive
Officer (July 2016 – Apr. 2018), Windhaven Investment Management, Inc.
		106	None

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Schwab International Opportunities Fund
Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Omar Aguilar
1970
Chief Executive Officer, President and Chief Investment
Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2011)

Chief Executive Officer (Jan. 2022 – present), President (Oct. 2023 – present), (Chief
Investment Officer (Apr. 2011 – present) and Senior Vice President (Apr. 2011 – Jan. 2022),
Charles Schwab Investment Management, Inc.; Director, Chief Executive Officer and
President (Oct. 2022 – present), Charles Schwab Investment Advisory, Inc.; Chief Executive
Officer (Sept. 2023 – present), President (Oct. 2023 – present), Chief Investment Officer
(June 2011 – present) and Vice President (June 2011 – Sept. 2023), Schwab Funds, Laudus
Trust and Schwab ETFs.

Mark Fischer
1970
Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2013)

Chief Operating Officer (Dec. 2020 – present) and Treasurer and Chief Financial Officer
(Jan. 2016 – Dec. 2022), Schwab Funds, Laudus Trust and Schwab ETFs; Chief Financial
Officer (Mar. 2020 – present), Chief Operating Officer (Oct. 2023 – present), Managing
Director (Mar. 2023 – present) and Vice President (Oct. 2013 – Mar. 2023), Charles Schwab
Investment Management, Inc.

Dana Smith
1965
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2023)

Treasurer and Chief Financial Officer (Jan. 2023 – present) and Assistant Treasurer
(Dec. 2015 – Dec. 2022), Schwab Funds, Laudus Trust and Schwab ETFs; Managing Director
(Mar. 2023 – present), Vice President (Mar. 2022 – Mar. 2023) and Director
(Oct. 2015 – Mar. 2022), Charles Schwab Investment Management, Inc.; Managing Director
(May 2022 – present) and Vice President (Apr. 2022 – May 2022), Charles Schwab & Co., Inc.

Patrick Cassidy
1964
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2018)

Chief Investment Officer (Oct. 2023 – present) and Vice President (Feb. 2018 – present),
Schwab Funds, Laudus Trust and Schwab ETFs; Managing Director (Mar. 2023 – present),
Chief Investment Officer (Oct. 2023 – present), and Senior Vice President
(Oct. 2012 – Mar. 2023), Charles Schwab Investment Management, Inc.

William P. McMahon, Jr.
1972
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2021)

Managing Director (Mar. 2023 – present), Senior Vice President (Jan. 2020 – Mar. 2023) and
Chief Investment Officer (Jan. 2020 – present) Charles Schwab Investment
Management, Inc.; Vice President and Chief Investment Officer (June 2021 – present),
Schwab Funds, Laudus Trust and Schwab ETFs; Senior Vice President and Chief Investment
Officer – ThomasPartners Strategies (Apr. 2018 – Dec. 2019), Charles Schwab Investment
Advisory, Inc.; Senior Vice President and Chief Investment Officer (May 2001 – Apr. 2018),
ThomasPartners, Inc.

Catherine MacGregor
1964
Chief Legal Officer and Secretary, Schwab Funds and
Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Trust
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios and Laudus Trust since 2005; Schwab Strategic
Trust since 2009)

Chief Legal Officer (Mar. 2022 – present), Managing Director (Mar. 2023 – present) and Vice
President (Sept. 2005 – Mar. 2023), Charles Schwab Investment Management, Inc.;
Managing Director (May 2022 – present) and Vice President (Aug. 2005 – May 2022), Charles
Schwab & Co., Inc.; Vice President (Dec. 2005 – present) and Chief Legal Officer and Clerk
(Mar. 2007 – present), Laudus Trust; Chief Legal Officer and Secretary (Oct. 2021 – present),
Vice President (Nov. 2005 – Oct. 2021) and Assistant Secretary (June 2007 – Oct. 2021),
Schwab Funds; Chief Legal Officer and Secretary (Oct. 2021 – present), Vice President and
Assistant Secretary (Oct. 2009 – Oct. 2021), Schwab ETFs.

1
Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
2
Mr. Bettinger and Mr. Wurster are Interested Trustees. Mr. Bettinger and Mr. Wurster are Interested Trustees because each owns stock of The Charles Schwab Corporation (CSC), the parent company of Charles Schwab Investment Management, Inc., the investment adviser for the trusts in the Fund Complex, and is an employee of Charles Schwab & Co., Inc. (Schwab), the principal underwriter for The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust.
3
The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.
38
Schwab International Opportunities Fund | Semiannual Report

Schwab International Opportunities Fund
Glossary

asset allocation The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.
asset class A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.
bond A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the coupon rate) until a specified date (the maturity date), at which time the issuer returns the money borrowed (principal or face value) to the bondholder. Because of their structure, bonds are sometimes called “fixed-income securities” or “debt securities.”
An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.
bond fund A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.
cap, capitalization See “market cap.”
capital gain, capital loss the difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the capital gain or loss is considered unrealized appreciation or depreciation.
expense ratio The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
market cap, market capitalization The value of a company as determined by the total value of all shares of its stock outstanding.
MSCI EAFE Index (Net) A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets in Europe, Australasia, and the Far East. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes; returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
net asset value (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.
outstanding shares, shares outstanding When speaking of a company or mutual fund, indicates all shares currently held by investors.
price-to-book ratio (P/B) The market price of a company’s stock compared with its “book value.” A mutual fund’s P/B is the weighted average of the P/B of all stocks in the fund’s portfolio.
price-to-earnings ratio (P/E) The market price of a company’s stock compared with earnings over the past year. A mutual fund’s P/E is the weighted average of the P/E of all stocks in the fund’s portfolio.
restricted and illiquid securities Restricted securities are securities that are subject to legal restrictions on their sale. Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933 (the 1933 Act), or in a registered public offering. Certain restricted securities, such as Section 4(a)(2) commercial paper and Rule 144A securities under the 1933 Act, may be considered to be liquid if they meet the criteria for liquidity established by the Board. Illiquid securities generally are any securities that cannot be disposed of promptly and in the ordinary course of business at approximately the amount at which a fund has valued the instruments. The liquidity of a fund’s investments is monitored under the supervision and direction of the Board. Investments currently not considered liquid include repurchase agreements not maturing within seven days and certain restricted securities.
return on equity (ROE) The average yearly rate of return for each dollar of investors’ money, measured over the past five years.
stock A share of ownership, or equity, in the issuing company.
total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.
weighted average For mutual funds, an average that gives the same weight to each security as the security represents in the fund’s portfolio.
yield The income paid out by an investment, expressed as a percentage of the investment’s market value.
Schwab International Opportunities Fund | Semiannual Report
39

Schwab International Opportunities Fund
Schwab Asset Management

With a straightforward lineup of core products and solutions for building the foundation of a portfolio, Schwab Asset Management advocates for investors of all sizes with a steadfast focus on lowering costs and reducing unnecessary complexity. The list below shows all currently available Schwab Funds®.
Investors should carefully consider information contained in the prospectus, or if available, the summary prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-877-824-5615 for a prospectus for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at www.schwabassetmanagement.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.

Schwab Funds
Equity Funds
Schwab Core Equity Fund
Schwab Dividend Equity Fund
Schwab Large-Cap Growth Fund
Schwab Small-Cap Equity Fund
Schwab Health Care Fund
Schwab International Core Equity Fund
Schwab International Opportunities Fund
Schwab Select Large Cap Growth Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Fundamental Global Real Estate Index Fund
Schwab Global Real Estate Fund
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab U.S. Large-Cap Growth Index Fund
Schwab U.S. Large-Cap Value Index Fund
Schwab U.S. Mid-Cap Index Fund
Schwab International Index Fund®
Asset Allocation Funds
Schwab Balanced Fund
Schwab MarketTrack Portfolios®
Schwab Target Funds
Schwab Target Index Funds
Schwab Monthly Income Funds
Bond Funds
Schwab Treasury Inflation Protected Securities Index Fund
Schwab U.S. Aggregate Bond Index Fund
Schwab Short-Term Bond Index Fund
Schwab Tax-Free Bond Fund1
Schwab California Tax-Free Bond Fund1
Schwab Opportunistic Municipal Bond Fund
Schwab Money Funds2
Schwab provides a broad choice of taxable and tax-exempt money market funds for both retail and institutional client types.
Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management
211 Main Street, San Francisco, CA 94105
Funds
Schwab Funds
1-877-824-5615
© 2024 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.
¹
State, local, and the Federal Alternative Minimum Tax may apply. Capital gains are not exempt from Federal Taxation.
²
You could lose money by investing in the Schwab Money Funds. All Schwab Money Funds with the exception of Schwab Variable Share Price Money Fund seek to preserve the value of your investment at $1.00 per share, but cannot guarantee they will do so. Because the share price of Schwab Variable Share Price Money Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. All Schwab Money Funds with the exception of Schwab Government Money Fund, Schwab Retirement Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Treasury Obligations Money Fund and Schwab Government Money Market Portfolio may impose a fee upon the sale of your shares if the Fund’s Board determines that the fee is in the best interests of the Fund. An investment in the Schwab Money Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Schwab Money Funds’ sponsor has no legal obligation to provide financial support to the Funds, and you should not expect that the sponsor will provide financial support to the Funds at any time.

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MFR13563-27
00299608

Semiannual Report | April 30, 2024
Schwab Target Funds

Schwab Target 2010 Fund
Schwab Target 2015 Fund
Schwab Target 2020 Fund
Schwab Target 2025 Fund
Schwab Target 2030 Fund
Schwab Target 2035 Fund
Schwab Target 2040 Fund
Schwab Target 2045 Fund
Schwab Target 2050 Fund
Schwab Target 2055 Fund
Schwab Target 2060 Fund
Schwab Target 2065 Fund

No Action Required – Notice Regarding Shareholder Report Delivery
Beginning on July 24, 2024, fund shareholder reports will be streamlined to highlight key information deemed important for investors to assess and monitor their fund investments. Other information, including financial statements, will not appear in the streamlined shareholder reports but will available online and delivered free of charge upon request.

• If you already receive the full shareholder reports, you will receive the streamlined shareholder reports in the same way that you currently receive the full shareholder reports (either in paper or electronically).

• If you currently receive a notification when a shareholder report is available on a fund’s website, beginning July 24, 2024, you will begin to receive the streamlined shareholder report (in paper).

Schwab Target Funds
In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc., dba Schwab Asset Management®
Distributor: Charles Schwab & Co., Inc. (Schwab)

1
Schwab Target Funds | Semiannual Report

Schwab Target Funds
Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.
Total Return for the 6 Months Ended April 30, 2024
Schwab Target 2010 Fund (Ticker Symbol: SWBRX)	9.90%
Dow Jones U.S. Total Stock Market IndexSM	21.22%
Target 2010 Composite Index	9.74%
Fund Category: Morningstar Target-Date 2000-2010[1]	9.06%
Performance Details	pages 5-6

Schwab Target 2015 Fund (Ticker Symbol: SWGRX)	10.48%
Dow Jones U.S. Total Stock Market IndexSM	21.22%
Target 2015 Composite Index	10.34%
Fund Category: Morningstar Target-Date 2015[1]	10.04%
Performance Details	pages 7-8

Schwab Target 2020 Fund (Ticker Symbol: SWCRX)	10.91%
Dow Jones U.S. Total Stock Market IndexSM	21.22%
Target 2020 Composite Index	10.74%
Fund Category: Morningstar Target-Date 2020[1]	10.91%
Performance Details	pages 9-10

Schwab Target 2025 Fund (Ticker Symbol: SWHRX)	11.85%
Dow Jones U.S. Total Stock Market IndexSM	21.22%
Target 2025 Composite Index	11.72%
Fund Category: Morningstar Target-Date 2025[1]	11.73%
Performance Details	pages 11-12

Schwab Target 2030 Fund (Ticker Symbol: SWDRX)	13.93%
Dow Jones U.S. Total Stock Market IndexSM	21.22%
Target 2030 Composite Index	13.78%
Fund Category: Morningstar Target-Date 2030[1]	13.30%
Performance Details	pages 13-14

Schwab Target 2035 Fund (Ticker Symbol: SWIRX)	15.40%
Dow Jones U.S. Total Stock Market IndexSM	21.22%
Target 2035 Composite Index	15.28%
Fund Category: Morningstar Target-Date 2035[1]	15.01%
Performance Details	pages 15-16
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The components that make up each of the composite indices may vary over time. For index definitions, please see the Glossary.
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, a fund’s total return would have been lower. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
1
Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds and ETFs within the category as of the report date.
Schwab Target Funds | Semiannual Report
2

Schwab Target Funds
Performance at a Glance (continued)

Total Return for the 6 Months Ended April 30, 2024
Schwab Target 2040 Fund (Ticker Symbol: SWERX)	16.54%
Dow Jones U.S. Total Stock Market IndexSM	21.22%
Target 2040 Composite Index	16.46%
Fund Category: Morningstar Target-Date 2040[1]	16.51%
Performance Details	pages 17-18

Schwab Target 2045 Fund (Ticker Symbol: SWMRX)	17.52%
Dow Jones U.S. Total Stock Market IndexSM	21.22%
Target 2045 Composite Index	17.44%
Fund Category: Morningstar Target-Date 2045[1]	17.64%
Performance Details	pages 19-20

Schwab Target 2050 Fund (Ticker Symbol: SWNRX)	18.22%
Dow Jones U.S. Total Stock Market IndexSM	21.22%
Target 2050 Composite Index	18.06%
Fund Category: Morningstar Target-Date 2050[1]	18.27%
Performance Details	pages 21-22

Schwab Target 2055 Fund (Ticker Symbol: SWORX)	18.50%
Dow Jones U.S. Total Stock Market IndexSM	21.22%
Target 2055 Composite Index	18.42%
Fund Category: Morningstar Target-Date 2055[1]	18.47%
Performance Details	pages 23-24

Schwab Target 2060 Fund (Ticker Symbol: SWPRX)	18.73%
Dow Jones U.S. Total Stock Market IndexSM	21.22%
Target 2060 Composite Index	18.70%
Fund Category: Morningstar Target-Date 2060[1]	18.66%
Performance Details	pages 25-26

Schwab Target 2065 Fund (Ticker Symbol: SWQRX)	18.90%
Dow Jones U.S. Total Stock Market IndexSM	21.22%
Target 2065 Composite Index	18.90%
Fund Category: Morningstar Target-Date 2065+[1]	18.70%
Performance Details	pages 27-28
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The components that make up each of the composite indices may vary over time. For index definitions, please see the Glossary.
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, a fund’s total return would have been lower. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
1
Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds and ETFs within the category as of the report date.
3
Schwab Target Funds | Semiannual Report

Schwab Target Funds
Fund Management

Zifan Tang, Ph.D., CFA, Senior Portfolio Manager for Schwab Asset Management, is responsible for the day-to-day co-management of the funds. Prior to joining Schwab in 2012, Ms. Tang was a product manager at
Thomson Reuters and from 1997 to 2009 worked as a portfolio manager at Barclays Global Investors (now known as BlackRock).

Drew Hayes, CFA, Portfolio Manager for Schwab Asset Management, is responsible for the day-to-day co-management of the funds. Mr. Hayes has been with Schwab since 2006. Before becoming a portfolio manager, he spent seven years as a senior fixed income specialist for Schwab Wealth Advisory, Inc. Prior to that, he worked as a bond investment specialist for two years and as a registered representative for two years for Charles Schwab & Co., Inc.

Patrick Kwok, CFA, Portfolio Manager for Schwab Asset Management, is responsible for the day-to-day co-management of the funds. Previously, Mr. Kwok served as an associate portfolio manager from 2012 to
2016. Prior to that, he worked as a fund administration manager, where he was responsible for oversight of sub-advisers, trading, cash management, and fund administration supporting the Charles Schwab Trust Bank
Collective Investment Trusts and multi-asset Schwab Funds. Prior to joining Schwab Asset Management in
2008, Mr. Kwok spent two years as an asset operations specialist at Charles Schwab Trust Company. He also worked for one year at State Street Bank & Trust as a portfolio accountant and pricing specialist.

Schwab Target Funds | Semiannual Report
4

Schwab Target 2010 Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.
Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Target 2010 Fund (7/1/05)	9.90%	6.15%	3.91%	4.19%
Dow Jones U.S. Total Stock Market IndexSM	21.22%	22.42%	12.32%	11.73%
Bloomberg US Aggregate Bond Index	4.97%	-1.47%	-0.16%	1.20%
Target 2010 Composite Index	9.74%	5.81%	4.02%	4.40%
Fund Category: Morningstar Target-Date 2000-2010 [2]	9.06%	5.41%	3.65%	4.08%
Fund Expense Ratios[3]: Net 0.26%; Gross 0.40%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
1
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds and ETFs within the category as of the report date.
3
As stated in the prospectus. Includes 0.26% of acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as Schwab Asset Management serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual expense ratios during the period, not including AFFE, refer to the financial highlights section of the financial statements.
5
Schwab Target Funds | Semiannual Report

Schwab Target 2010 Fund
Performance and Fund Facts as of April 30, 2024

Statistics
Number of Holdings	21
Portfolio Turnover Rate	6% [1]
Asset Class Weightings % of Investments2,3

Top Holdings % of Net Assets3,4

Portfolio holdings may have changed since the report date.
1
Not annualized.
2
The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
3
The fund intends to invest in a combination of the underlying funds; however, the fund may also invest directly in equity and fixed-income securities and money market securities.
4
This list is not a recommendation of any security by the investment adviser.
Schwab Target Funds | Semiannual Report
6

Schwab Target 2015 Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.
Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Target 2015 Fund (3/12/08)	10.48%	6.65%	4.14%	4.38%
Dow Jones U.S. Total Stock Market IndexSM	21.22%	22.42%	12.32%	11.73%
Bloomberg US Aggregate Bond Index	4.97%	-1.47%	-0.16%	1.20%
Target 2015 Composite Index	10.34%	6.44%	4.32%	4.63%
Fund Category: Morningstar Target-Date 2015 [2]	10.04%	6.14%	4.21%	4.58%
Fund Expense Ratios[3]: Net 0.28%; Gross 0.40%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
1
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds and ETFs within the category as of the report date.
3
As stated in the prospectus. Includes 0.28% of acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as Schwab Asset Management serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual expense ratios during the period, not including AFFE, refer to the financial highlights section of the financial statements.
7
Schwab Target Funds | Semiannual Report

Schwab Target 2015 Fund
Performance and Fund Facts as of April 30, 2024

Statistics
Number of Holdings	21
Portfolio Turnover Rate	5% [1]
Asset Class Weightings % of Investments2,3

Top Holdings % of Net Assets3,4

Portfolio holdings may have changed since the report date.
1
Not annualized.
2
The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
3
The fund intends to invest in a combination of the underlying funds; however, the fund may also invest directly in equity and fixed-income securities and money market securities.
4
This list is not a recommendation of any security by the investment adviser.
Schwab Target Funds | Semiannual Report
8

Schwab Target 2020 Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.
Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Target 2020 Fund (7/1/05)	10.91%	7.10%	4.31%	4.76%
Dow Jones U.S. Total Stock Market IndexSM	21.22%	22.42%	12.32%	11.73%
Bloomberg US Aggregate Bond Index	4.97%	-1.47%	-0.16%	1.20%
Target 2020 Composite Index	10.74%	6.86%	4.53%	5.07%
Fund Category: Morningstar Target-Date 2020 [2]	10.91%	6.81%	4.46%	4.92%
Fund Expense Ratios[3]: Net 0.29%; Gross 0.32%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
1
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds and ETFs within the category as of the report date.
3
As stated in the prospectus. Includes 0.29% of acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as Schwab Asset Management serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual expense ratios during the period, not including AFFE, refer to the financial highlights section of the financial statements.
9
Schwab Target Funds | Semiannual Report

Schwab Target 2020 Fund
Performance and Fund Facts as of April 30, 2024

Statistics
Number of Holdings	21
Portfolio Turnover Rate	5% [1]
Asset Class Weightings % of Investments2,3

Top Holdings % of Net Assets3,4

Portfolio holdings may have changed since the report date.
1
Not annualized.
2
The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
3
The fund intends to invest in a combination of the underlying funds; however, the fund may also invest directly in equity and fixed-income securities and money market securities.
4
This list is not a recommendation of any security by the investment adviser.
Schwab Target Funds | Semiannual Report
10

Schwab Target 2025 Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.
Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Target 2025 Fund (3/12/08)	11.85%	8.14%	5.11%	5.50%
Dow Jones U.S. Total Stock Market IndexSM	21.22%	22.42%	12.32%	11.73%
Bloomberg US Aggregate Bond Index	4.97%	-1.47%	-0.16%	1.20%
Target 2025 Composite Index	11.72%	7.92%	5.44%	5.90%
Fund Category: Morningstar Target-Date 2025 [2]	11.73%	7.49%	4.88%	5.29%
Fund Expense Ratios[3]: Net 0.34%; Gross 0.36%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
1
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds and ETFs within the category as of the report date.
3
As stated in the prospectus. Includes 0.34% of acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as Schwab Asset Management serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual expense ratios during the period, not including AFFE, refer to the financial highlights section of the financial statements.
11
Schwab Target Funds | Semiannual Report

Schwab Target 2025 Fund
Performance and Fund Facts as of April 30, 2024

Statistics
Number of Holdings	22
Portfolio Turnover Rate	7% [1]
Asset Class Weightings % of Investments2,3

Top Holdings % of Net Assets3,4

Portfolio holdings may have changed since the report date.
1
Not annualized.
2
The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
3
The fund intends to invest in a combination of the underlying funds; however, the fund may also invest directly in equity and fixed-income securities and money market securities.
4
This list is not a recommendation of any security by the investment adviser.
Schwab Target Funds | Semiannual Report
12

Schwab Target 2030 Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.
Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Target 2030 Fund (7/1/05)	13.93%	10.47%	6.04%	6.21%
Dow Jones U.S. Total Stock Market IndexSM	21.22%	22.42%	12.32%	11.73%
Bloomberg US Aggregate Bond Index	4.97%	-1.47%	-0.16%	1.20%
Target 2030 Composite Index	13.78%	10.15%	6.42%	6.66%
Fund Category: Morningstar Target-Date 2030 [2]	13.30%	9.17%	5.81%	6.04%
Fund Expense Ratios[3]: Net 0.41%; Gross 0.42%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
1
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds and ETFs within the category as of the report date.
3
As stated in the prospectus. Includes 0.41% of acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as Schwab Asset Management serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual expense ratios during the period, not including AFFE, refer to the financial highlights section of the financial statements.
13
Schwab Target Funds | Semiannual Report

Schwab Target 2030 Fund
Performance and Fund Facts as of April 30, 2024

Statistics
Number of Holdings	22
Portfolio Turnover Rate	7% [1]
Asset Class Weightings % of Investments2,3

Top Holdings % of Net Assets3,4

Portfolio holdings may have changed since the report date.
1
Not annualized.
2
The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
3
The fund intends to invest in a combination of the underlying funds; however, the fund may also invest directly in equity and fixed-income securities and money market securities.
4
This list is not a recommendation of any security by the investment adviser.
Schwab Target Funds | Semiannual Report
14

Schwab Target 2035 Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.
Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Target 2035 Fund (3/12/08)	15.40%	12.08%	6.65%	6.70%
Dow Jones U.S. Total Stock Market IndexSM	21.22%	22.42%	12.32%	11.73%
Bloomberg US Aggregate Bond Index	4.97%	-1.47%	-0.16%	1.20%
Target 2035 Composite Index	15.28%	11.71%	7.13%	7.22%
Fund Category: Morningstar Target-Date 2035 [2]	15.01%	11.15%	6.73%	6.71%
Fund Expense Ratios[3]: Net 0.46%; Gross 0.48%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
1
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds and ETFs within the category as of the report date.
3
As stated in the prospectus. Includes 0.46% of acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as Schwab Asset Management serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual expense ratios during the period, not including AFFE, refer to the financial highlights section of the financial statements.
15
Schwab Target Funds | Semiannual Report

Schwab Target 2035 Fund
Performance and Fund Facts as of April 30, 2024

Statistics
Number of Holdings	21
Portfolio Turnover Rate	6% [1]
Asset Class Weightings % of Investments2,3

Top Holdings % of Net Assets3,4

Portfolio holdings may have changed since the report date.
1
Not annualized.
2
The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
3
The fund intends to invest in a combination of the underlying funds; however, the fund may also invest directly in equity and fixed-income securities and money market securities.
4
This list is not a recommendation of any security by the investment adviser.
Schwab Target Funds | Semiannual Report
16

Schwab Target 2040 Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.
Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Target 2040 Fund (7/1/05)	16.54%	13.42%	7.15%	7.10%
Dow Jones U.S. Total Stock Market IndexSM	21.22%	22.42%	12.32%	11.73%
Bloomberg US Aggregate Bond Index	4.97%	-1.47%	-0.16%	1.20%
Target 2040 Composite Index	16.46%	12.89%	7.67%	7.68%
Fund Category: Morningstar Target-Date 2040 [2]	16.51%	13.06%	7.54%	7.29%
Fund Expense Ratios[3]: Net 0.50%; Gross 0.51%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
1
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds and ETFs within the category as of the report date.
3
As stated in the prospectus. Includes 0.50% of acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as Schwab Asset Management serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual expense ratios during the period, not including AFFE, refer to the financial highlights section of the financial statements.
17
Schwab Target Funds | Semiannual Report

Schwab Target 2040 Fund
Performance and Fund Facts as of April 30, 2024

Statistics
Number of Holdings	21
Portfolio Turnover Rate	6% [1]
Asset Class Weightings % of Investments2,3

Top Holdings % of Net Assets3,4

Portfolio holdings may have changed since the report date.
1
Not annualized.
2
The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
3
The fund intends to invest in a combination of the underlying funds; however, the fund may also invest directly in equity and fixed-income securities and money market securities.
4
This list is not a recommendation of any security by the investment adviser.
Schwab Target Funds | Semiannual Report
18

Schwab Target 2045 Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.
Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Target 2045 Fund (1/23/13)	17.52%	14.49%	7.57%	7.41%
Dow Jones U.S. Total Stock Market IndexSM	21.22%	22.42%	12.32%	11.73%
Bloomberg US Aggregate Bond Index	4.97%	-1.47%	-0.16%	1.20%
Target 2045 Composite Index	17.44%	13.85%	8.14%	8.03%
Fund Category: Morningstar Target-Date 2045 [2]	17.64%	14.43%	8.09%	7.60%
Fund Expense Ratios[3]: Net 0.53%; Gross 0.57%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
1
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds and ETFs within the category as of the report date.
3
As stated in the prospectus. Includes 0.53% of acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as Schwab Asset Management serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual expense ratios during the period, not including AFFE, refer to the financial highlights section of the financial statements.
19
Schwab Target Funds | Semiannual Report

Schwab Target 2045 Fund
Performance and Fund Facts as of April 30, 2024

Statistics
Number of Holdings	21
Portfolio Turnover Rate	3% [1]
Asset Class Weightings % of Investments2,3

Top Holdings % of Net Assets3,4

Portfolio holdings may have changed since the report date.
1
Not annualized.
2
The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
3
The fund intends to invest in a combination of the underlying funds; however, the fund may also invest directly in equity and fixed-income securities and money market securities.
4
This list is not a recommendation of any security by the investment adviser.
Schwab Target Funds | Semiannual Report
20

Schwab Target 2050 Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.
Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Target 2050 Fund (1/23/13)	18.22%	15.13%	7.86%	7.62%
Dow Jones U.S. Total Stock Market IndexSM	21.22%	22.42%	12.32%	11.73%
Bloomberg US Aggregate Bond Index	4.97%	-1.47%	-0.16%	1.20%
Target 2050 Composite Index	18.06%	14.44%	8.40%	8.23%
Fund Category: Morningstar Target-Date 2050 [2]	18.27%	15.11%	8.28%	7.75%
Fund Expense Ratios[3]: Net 0.56%; Gross 0.60%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
1
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds and ETFs within the category as of the report date.
3
As stated in the prospectus. Includes 0.56% of acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as Schwab Asset Management serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual expense ratios during the period, not including AFFE, refer to the financial highlights section of the financial statements.
21
Schwab Target Funds | Semiannual Report

Schwab Target 2050 Fund
Performance and Fund Facts as of April 30, 2024

Statistics
Number of Holdings	21
Portfolio Turnover Rate	1% [1]
Asset Class Weightings % of Investments2,3

Top Holdings % of Net Assets3,4

Portfolio holdings may have changed since the report date.
1
Not annualized.
2
The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
3
The fund intends to invest in a combination of the underlying funds; however, the fund may also invest directly in equity and fixed-income securities and money market securities.
4
This list is not a recommendation of any security by the investment adviser.
Schwab Target Funds | Semiannual Report
22

Schwab Target 2055 Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.
Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Target 2055 Fund (1/23/13)	18.50%	15.29%	7.92%	7.70%
Dow Jones U.S. Total Stock Market IndexSM	21.22%	22.42%	12.32%	11.73%
Bloomberg US Aggregate Bond Index	4.97%	-1.47%	-0.16%	1.20%
Target 2055 Composite Index	18.42%	14.77%	8.55%	8.37%
Fund Category: Morningstar Target-Date 2055 [2]	18.47%	15.34%	8.38%	7.78%
Fund Expense Ratios[3]: Net 0.57%; Gross 0.62%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
1
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds and ETFs within the category as of the report date.
3
As stated in the prospectus. Includes 0.57% of acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as Schwab Asset Management serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual expense ratios during the period, not including AFFE, refer to the financial highlights section of the financial statements.
23
Schwab Target Funds | Semiannual Report

Schwab Target 2055 Fund
Performance and Fund Facts as of April 30, 2024

Statistics
Number of Holdings	20
Portfolio Turnover Rate	1% [1]
Asset Class Weightings % of Investments2,3

Top Holdings % of Net Assets3,4

Portfolio holdings may have changed since the report date.
1
Not annualized.
2
The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
3
The fund intends to invest in a combination of the underlying funds; however, the fund may also invest directly in equity and fixed-income securities and money market securities.
4
This list is not a recommendation of any security by the investment adviser.
Schwab Target Funds | Semiannual Report
24

Schwab Target 2060 Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.
Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception
Fund: Schwab Target 2060 Fund (8/25/16)	18.73%	15.60%	8.05%	8.85%
Dow Jones U.S. Total Stock Market IndexSM	21.22%	22.42%	12.32%	12.89%
Bloomberg US Aggregate Bond Index	4.97%	-1.47%	-0.16%	0.34%
Target 2060 Composite Index	18.70%	15.05%	8.70%	9.45%
Fund Category: Morningstar Target-Date 2060 [2]	18.66%	15.60%	8.50%	N/A
Fund Expense Ratios[3]: Net 0.58%; Gross 0.73%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
1
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds and ETFs within the category as of the report date.
3
As stated in the prospectus. Includes 0.58% of acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as Schwab Asset Management serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual expense ratios during the period, not including AFFE, refer to the financial highlights section of the financial statements.
25
Schwab Target Funds | Semiannual Report

Schwab Target 2060 Fund
Performance and Fund Facts as of April 30, 2024

Statistics
Number of Holdings	19
Portfolio Turnover Rate	1% [1]
Asset Class Weightings % of Investments2,3

Top Holdings % of Net Assets3,4

Portfolio holdings may have changed since the report date.
1
Not annualized.
2
The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
3
The fund intends to invest in a combination of the underlying funds; however, the fund may also invest directly in equity and fixed-income securities and money market securities.
4
This list is not a recommendation of any security by the investment adviser.
Schwab Target Funds | Semiannual Report
26

Schwab Target 2065 Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.
Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	3 Years	Since Inception
Fund: Schwab Target 2065 Fund (2/25/21)	18.90%	15.79%	2.44%	4.38%
Dow Jones U.S. Total Stock Market IndexSM	21.22%	22.42%	6.21%	8.60%
Bloomberg US Aggregate Bond Index	4.97%	-1.47%	-3.54%	-3.23%
Target 2065 Composite Index	18.90%	15.25%	3.75%	5.36%
Fund Category: Morningstar Target-Date 2065+ [2]	18.70%	15.71%	3.07%	N/A
Fund Expense Ratios[3]: Net 0.59%; Gross 1.29%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
1
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds and ETFs within the category as of the report date.
3
As stated in the prospectus. Includes 0.59% of acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as Schwab Asset Management serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual expense ratios during the period, not including AFFE, refer to the financial highlights section of the financial statements.
27
Schwab Target Funds | Semiannual Report

Schwab Target 2065 Fund
Performance and Fund Facts as of April 30, 2024

Statistics
Number of Holdings	18
Portfolio Turnover Rate	3% [1]
Asset Class Weightings % of Investments2,3

Top Holdings % of Net Assets3,4

Portfolio holdings may have changed since the report date.
1
Not annualized.
2
The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
3
The fund intends to invest in a combination of the underlying funds; however, the fund may also invest directly in equity and fixed-income securities and money market securities.
4
This list is not a recommendation of any security by the investment adviser.
Schwab Target Funds | Semiannual Report
28

Schwab Target Funds
Fund Expenses (Unaudited)
Examples for a $1,000 Investment

As a fund shareholder, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including transfer agent fees and other fund expenses.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning November 1, 2023 and held through April 30, 2024.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	EXPENSE RATIO (ANNUALIZED)[1,2]	EFFECTIVE EXPENSE RATIO (ANNUALIZED)[3,4]	BEGINNING ACCOUNT VALUE AT 11/1/23	ENDING ACCOUNT VALUE (NET OF EXPENSES) AT 4/30/24[2]	EXPENSES PAID DURING PERIOD 11/1/23-4/30/24[2,5]	EFFECTIVE EXPENSES PAID DURING PERIOD 11/1/23-4/30/24[4,5]
Schwab Target 2010 Fund
Actual Return	0.00%	0.25%	$1,000.00	$1,099.00	$0.00	$1.30
Hypothetical 5% Return	0.00%	0.25%	$1,000.00	$1,024.86	$0.00	$1.26
Schwab Target 2015 Fund
Actual Return	0.00%	0.27%	$1,000.00	$1,104.80	$0.00	$1.41
Hypothetical 5% Return	0.00%	0.27%	$1,000.00	$1,024.86	$0.00	$1.36
Schwab Target 2020 Fund
Actual Return	0.00%	0.28%	$1,000.00	$1,109.10	$0.00	$1.47
Hypothetical 5% Return	0.00%	0.28%	$1,000.00	$1,024.86	$0.00	$1.41
Schwab Target 2025 Fund
Actual Return	0.00%	0.32%	$1,000.00	$1,118.50	$0.00	$1.69
Hypothetical 5% Return	0.00%	0.32%	$1,000.00	$1,024.86	$0.00	$1.61
Schwab Target 2030 Fund
Actual Return	0.00%	0.40%	$1,000.00	$1,139.30	$0.00	$2.13
Hypothetical 5% Return	0.00%	0.40%	$1,000.00	$1,024.86	$0.00	$2.01
Schwab Target 2035 Fund
Actual Return	0.00%	0.45%	$1,000.00	$1,154.00	$0.00	$2.41
Hypothetical 5% Return	0.00%	0.45%	$1,000.00	$1,024.86	$0.00	$2.26
Schwab Target 2040 Fund
Actual Return	0.00%	0.49%	$1,000.00	$1,165.40	$0.00	$2.64
Hypothetical 5% Return	0.00%	0.49%	$1,000.00	$1,024.86	$0.00	$2.46
Schwab Target 2045 Fund
Actual Return	0.00%	0.53%	$1,000.00	$1,175.20	$0.00	$2.87
Hypothetical 5% Return	0.00%	0.53%	$1,000.00	$1,024.86	$0.00	$2.66
Schwab Target 2050 Fund
Actual Return	0.00%	0.55%	$1,000.00	$1,182.20	$0.00	$2.98
Hypothetical 5% Return	0.00%	0.55%	$1,000.00	$1,024.86	$0.00	$2.77
Schwab Target 2055 Fund
Actual Return	0.00%	0.57%	$1,000.00	$1,185.00	$0.00	$3.10
Hypothetical 5% Return	0.00%	0.57%	$1,000.00	$1,024.86	$0.00	$2.87
29
Schwab Target Funds | Semiannual Report

Schwab Target Funds
Fund Expenses (Unaudited) (continued)

	EXPENSE RATIO (ANNUALIZED)[1,2]	EFFECTIVE EXPENSE RATIO (ANNUALIZED)[3,4]	BEGINNING ACCOUNT VALUE AT 11/1/23	ENDING ACCOUNT VALUE (NET OF EXPENSES) AT 4/30/24[2]	EXPENSES PAID DURING PERIOD 11/1/23-4/30/24[2,5]	EFFECTIVE EXPENSES PAID DURING PERIOD 11/1/23-4/30/24[4,5]
Schwab Target 2060 Fund
Actual Return	0.00%	0.58%	$1,000.00	$1,187.30	$0.00	$3.15
Hypothetical 5% Return	0.00%	0.58%	$1,000.00	$1,024.86	$0.00	$2.92
Schwab Target 2065 Fund
Actual Return	0.00%	0.58%	$1,000.00	$1,189.00	$0.00	$3.16
Hypothetical 5% Return	0.00%	0.58%	$1,000.00	$1,024.86	$0.00	$2.92

[1]	Based on the most recent six-month expense ratio.
[2]	Excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds.
[3]	Based on the most recent six-month acquired fund fees and expenses and the expense ratio; may differ from the acquired fund fees and expenses and the expense ratio in the prospectus.
[4]	Includes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds.
[5]
Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 182 days in the period, and divided by 366 days in the fiscal year.

Schwab Target Funds | Semiannual Report
30

Schwab Target 2010 Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	11/1/23– 4/30/24*	11/1/22– 10/31/23	11/1/21– 10/31/22	11/1/20– 10/31/21	11/1/19– 10/31/20	11/1/18– 10/31/19
Per-Share Data
Net asset value at beginning of period	$12.19	$12.23	$15.21	$13.76	$13.57	$13.06
Income (loss) from investment operations:
Net investment income (loss)[1]	0.22	0.35	0.28	0.22	0.27	0.30
Net realized and unrealized gains (losses)	0.99	0.16	(2.55)	1.61	0.57	0.97
Total from investment operations	1.21	0.51	(2.27)	1.83	0.84	1.27
Less distributions:
Distributions from net investment income	(0.38)	(0.30)	(0.30)	(0.27)	(0.34)	(0.34)
Distributions from net realized gains	(0.18)	(0.25)	(0.41)	(0.11)	(0.31)	(0.42)
Total distributions	(0.56)	(0.55)	(0.71)	(0.38)	(0.65)	(0.76)
Net asset value at end of period	$12.84	$12.19	$12.23	$15.21	$13.76	$13.57
Total return	9.90%[2]	4.24%	(15.69%)	13.46%	6.38%	10.42%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[3]	0.00%[4]	0.00%	0.00%[5]	0.00%	0.00%	0.00%
Gross operating expenses[3]	0.15%[4]	0.14%	0.14%[5]	0.12%	0.14%	0.17%
Net investment income (loss)	3.41%[4]	2.76%	2.04%	1.50%	2.03%	2.33%
Portfolio turnover rate	6%[2]	14%	24%	21%	27%	13%
Net assets, end of period (x 1,000)	$43,244	$43,307	$46,359	$65,477	$55,507	$51,106

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Not annualized.
[3]	Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds.
[4]	Annualized.
[5]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes
31
Schwab Target Funds | Semiannual Report

Schwab Target 2010 Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date, including a summary of the fund’s transactions with its affiliated underlying funds during the period.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website.

SECURITY	VALUE AT 10/31/23	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 4/30/24	BALANCE OF SHARES HELD AT 4/30/24	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 74.5% OF NET ASSETS

U.S. Stocks 20.2%
Large-Cap 17.7%
Schwab Core Equity Fund	$696,522	$21,896	($151,708 )	$39,152	$65,817	$671,679	31,594	$21,896
Schwab Fundamental US Large Company Index Fund	864,797	17,978	(196,251)	14,337	126,188	827,049	32,664	17,978
Schwab S&P 500 Index Fund	5,404,074	122,968	(1,279,471)	655,558	330,351	5,233,480	67,529	82,968
Schwab Select Large Cap Growth Fund *	922,814	158,966	(231,664)	(50,633)	127,755	927,238	40,297	158,966
						7,659,446
Mid-Cap 1.2%
Schwab U.S. Mid-Cap Index Fund	545,289	8,855	(152,246)	16,636	89,495	508,029	8,374	8,855
Small-Cap 1.3%
Schwab Small-Cap Equity Fund	615,495	42,283	(186,387)	29,271	80,187	580,849	29,425	2,284
						8,748,324

International Stocks 7.6%
Developed Markets 7.6%
Schwab Fundamental International Large Company Index Fund	129,077	4,613	—	—	16,413	150,103	13,911	4,613
Schwab International Core Equity Fund	1,307,705	38,553	(225,647)	21,089	187,107	1,328,807	115,649	38,553
Schwab International Opportunities Fund	1,872,303	34,660	(370,000)	(25,521)	286,109	1,797,551	89,878	34,660
						3,276,461

Real Estate 2.3%
Global Real Estate 2.3%
Schwab Global Real Estate Fund	1,033,398	52,208	(195,491)	(42,518)	127,272	974,869	165,794	17,209

Fixed Income 41.9%
Inflation-Protected Bond 6.7%
Schwab Treasury Inflation Protected Securities Index Fund	2,904,874	79,105	(130,000)	(15,574)	77,463	2,915,868	291,005	43,498
Intermediate-Term Bond 26.9%
Schwab U.S. Aggregate Bond Index Fund	11,197,786	677,436	(581,000)	(75,482)	409,153	11,627,893	1,350,510	213,094
Short-Term Bond 8.3%
Schwab Short-Term Bond Index Fund	3,530,392	199,975	(160,000)	(10,160)	34,879	3,595,086	383,271	67,120
						18,138,847

Money Market Funds 2.5%
Schwab Variable Share Price Money Fund, Ultra Shares, 5.27% (b)	1,790,671	38,808	(750,000)	235	(104)	1,079,610	1,079,286	37,075
Total Affiliated Underlying Funds (Cost $28,511,914)	$32,815,197	$1,498,304	($4,609,865 )	$556,390	$1,958,085	$32,218,111		$748,769

See financial notes
Schwab Target Funds | Semiannual Report
32

Schwab Target 2010 Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited) (continued)

SECURITY	VALUE AT 10/31/23	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 4/30/24	BALANCE OF SHARES HELD AT 4/30/24	DISTRIBUTIONS RECEIVED(a)
UNAFFILIATED UNDERLYING FUNDS 24.9% OF NET ASSETS

U.S. Stocks 5.7%
Large-Cap 5.2%
ClearBridge Large Cap Growth Fund, Class IS *						$1,067,005	16,270
Dodge & Cox Stock Fund, Class I						1,194,124	4,790
						2,261,129
Small-Cap 0.5%
ClearBridge Small Cap Growth Fund, Class IS *						193,293	4,999
						2,454,422

Fixed Income 19.2%
Intermediate-Term Bond 17.2%
Baird Aggregate Bond Fund, Institutional Class						6,443,030	681,081
Loomis Sayles Investment Grade Bond Fund, Class Y						320,962	33,503
Western Asset Core Plus Bond Fund, Class I						652,389	72,407
						7,416,381
International Bond 2.0%
PIMCO International Bond Fund (U.S. Dollar-Hedged), Institutional Class						883,036	90,198
						8,299,417
Total Unaffiliated Underlying Funds (Cost $10,888,307)						$10,753,839
Total Investments in Securities (Cost $39,400,221)						$42,971,950

*	Non-income producing security.
(a)
Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable (see financial note 2(d) for additional information).

(b)	The rate shown is the annualized 7-day yield.
At April 30, 2024, all of the fund’s investment securities were classified as Level 1 (see financial note 2(a) for additional information).
See financial notes
33
Schwab Target Funds | Semiannual Report

Schwab Target 2010 Fund
Statement of Assets and Liabilities

As of April 30, 2024; unaudited
Assets
Investments in securities, at value - affiliated issuers (cost $28,511,914)		$32,218,111
Investments in securities, at value - unaffiliated issuers (cost $10,888,307)		10,753,839
Cash		334,044
Receivables:
Dividends		56,906
Fund shares sold		25,432
Due from investment adviser		5,213
Prepaid expenses	+	5,832
Total assets		43,399,377

Liabilities
Payables:
Investments bought		134,480
Fund shares redeemed		698
Accrued expenses	+	19,880
Total liabilities		155,058
Net assets		$43,244,319

Net Assets by Source
Capital received from investors		$39,653,038
Total distributable earnings	+	3,591,281
Net assets		$43,244,319

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$43,244,319		3,368,683		$12.84

See financial notes
Schwab Target Funds | Semiannual Report
34

Schwab Target 2010 Fund
Statement of Operations

For the period November 1, 2023 through April 30, 2024; unaudited
Investment Income
Dividends received from securities - affiliated issuers		$575,737
Dividends received from securities - unaffiliated issuers		172,572
Other interest	+	3,928
Total investment income		752,237

Expenses
Professional fees		11,412
Registration fees		9,992
Portfolio accounting fees		5,587
Independent trustees’ fees		2,945
Shareholder reports		1,212
Transfer agent fees		552
Other expenses	+	1,235
Total expenses		32,935
Expense reduction	–	32,935
Net expenses	–	—
Net investment income		752,237

REALIZED AND UNREALIZED GAINS (LOSSES)
Realized capital gain distributions received from underlying funds - affiliated issuers		173,032
Realized capital gain distributions received from underlying funds - unaffiliated issuers		147,165
Net realized gains on sales of securities - affiliated issuers		556,390
Net realized losses on sales of securities - unaffiliated issuers	+	(33,426)
Net realized gains		843,161
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers		1,958,085
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers	+	682,170
Net change in unrealized appreciation (depreciation)	+	2,640,255
Net realized and unrealized gains		3,483,416
Increase in net assets resulting from operations		$4,235,653
See financial notes
35
Schwab Target Funds | Semiannual Report

Schwab Target 2010 Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	11/1/23-4/30/24		11/1/22-10/31/23
Net investment income		$752,237	$1,291,642
Net realized gains		843,161	263,818
Net change in unrealized appreciation (depreciation)	+	2,640,255	557,010
Increase in net assets resulting from operations		$4,235,653	$2,112,470

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($1,890,752 )	($2,099,711 )

TRANSACTIONS IN FUND SHARES
	11/1/23-4/30/24			11/1/22-10/31/23
		SHARES	VALUE	SHARES	VALUE
Shares sold		75,084	$967,967	387,660	$4,816,480
Shares reinvested		116,816	1,503,428	154,395	1,854,287
Shares redeemed	+	(376,780)	(4,878,541)	(778,380)	(9,735,905)
Net transactions in fund shares		(184,880)	($2,407,146 )	(236,325)	($3,065,138 )

SHARES OUTSTANDING AND NET ASSETS
	11/1/23-4/30/24			11/1/22-10/31/23
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		3,553,563	$43,306,564	3,789,888	$46,358,943
Total decrease	+	(184,880)	(62,245)	(236,325)	(3,052,379)
End of period		3,368,683	$43,244,319	3,553,563	$43,306,564
See financial notes
Schwab Target Funds | Semiannual Report
36

Schwab Target 2015 Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	11/1/23– 4/30/24*	11/1/22– 10/31/23	11/1/21– 10/31/22	11/1/20– 10/31/21	11/1/19– 10/31/20	11/1/18– 10/31/19
Per-Share Data
Net asset value at beginning of period	$10.29	$10.48	$13.36	$12.18	$12.07	$11.49
Income (loss) from investment operations:
Net investment income (loss)[1]	0.18	0.29	0.23	0.19	0.25	0.27
Net realized and unrealized gains (losses)	0.90	0.17	(2.24)	1.54	0.50	0.86
Total from investment operations	1.08	0.46	(2.01)	1.73	0.75	1.13
Less distributions:
Distributions from net investment income	(0.31)	(0.26)	(0.28)	(0.24)	(0.31)	(0.30)
Distributions from net realized gains	(0.34)	(0.39)	(0.59)	(0.31)	(0.33)	(0.25)
Total distributions	(0.65)	(0.65)	(0.87)	(0.55)	(0.64)	(0.55)
Net asset value at end of period	$10.72	$10.29	$10.48	$13.36	$12.18	$12.07
Total return	10.48%[2]	4.53%	(16.15%)	14.54%	6.41%	10.48%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[3]	0.00%[4]	0.00%	0.00%[5]	0.00%	0.00%	0.00%
Gross operating expenses[3]	0.13%[4]	0.12%	0.11%[5]	0.08%	0.10%	0.11%
Net investment income (loss)	3.36%[4]	2.71%	1.97%	1.47%	2.07%	2.35%
Portfolio turnover rate	5%[2]	7%	19%	14%	15%	10%
Net assets, end of period (x 1,000)	$49,412	$49,402	$57,879	$81,399	$77,274	$81,139

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Not annualized.
[3]	Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds.
[4]	Annualized.
[5]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes
37
Schwab Target Funds | Semiannual Report

Schwab Target 2015 Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date, including a summary of the fund’s transactions with its affiliated underlying funds during the period.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website.

SECURITY	VALUE AT 10/31/23	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 4/30/24	BALANCE OF SHARES HELD AT 4/30/24	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 74.7% OF NET ASSETS

U.S. Stocks 22.2%
Large-Cap 19.4%
Schwab Core Equity Fund	$898,561	$26,800	($218,185 )	$77,102	$59,842	$844,120	39,705	$26,800
Schwab Fundamental US Large Company Index Fund	1,070,958	21,318	(227,917)	20,544	156,159	1,041,062	41,116	21,318
Schwab S&P 500 Index Fund	6,649,359	103,610	(1,436,529)	1,037,359	201,736	6,555,535	84,588	103,610
Schwab Select Large Cap Growth Fund *	1,106,101	191,888	(250,000)	(48,137)	146,857	1,146,709	49,835	191,888
						9,587,426
Mid-Cap 1.3%
Schwab U.S. Mid-Cap Index Fund	640,834	11,149	(131,697)	12,167	118,547	651,000	10,730	11,149
Small-Cap 1.5%
Schwab Small-Cap Equity Fund	715,135	2,932	(130,000)	32,242	101,272	721,581	36,554	2,932
						10,960,007

International Stocks 8.8%
Developed Markets 8.8%
Schwab Fundamental International Large Company Index Fund	185,282	6,621	—	—	23,560	215,463	19,969	6,621
Schwab International Core Equity Fund	1,765,110	50,313	(358,359)	40,888	243,048	1,741,000	151,523	50,313
Schwab International Opportunities Fund	2,343,895	44,318	(316,000)	20,809	315,059	2,408,081	120,404	44,318
						4,364,544

Real Estate 2.5%
Global Real Estate 2.5%
Schwab Global Real Estate Fund	1,279,836	22,154	(186,000)	(4,276)	110,207	1,221,921	207,810	22,154

Fixed Income 39.1%
Inflation-Protected Bond 6.5%
Schwab Treasury Inflation Protected Securities Index Fund	3,129,036	162,220	(160,000)	(15,671)	81,124	3,196,709	319,033	47,220
Intermediate-Term Bond 24.9%
Schwab U.S. Aggregate Bond Index Fund	11,920,212	787,170	(740,000)	(108,869)	454,768	12,313,281	1,430,114	228,207
Short-Term Bond 7.7%
Schwab Short-Term Bond Index Fund	3,780,174	210,094	(195,000)	(13,036)	39,108	3,821,340	407,392	71,890
						19,331,330

Money Market Funds 2.1%
Schwab Variable Share Price Money Fund, Ultra Shares, 5.27% (b)	2,002,488	40,500	(1,020,000)	449	(290)	1,023,147	1,022,841	38,137
Total Affiliated Underlying Funds (Cost $32,020,970)	$37,486,981	$1,681,087	($5,369,687 )	$1,051,571	$2,050,997	$36,900,949		$866,557

See financial notes
Schwab Target Funds | Semiannual Report
38

Schwab Target 2015 Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited) (continued)

SECURITY	VALUE AT 10/31/23	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 4/30/24	BALANCE OF SHARES HELD AT 4/30/24	DISTRIBUTIONS RECEIVED(a)
UNAFFILIATED UNDERLYING FUNDS 24.8% OF NET ASSETS

U.S. Stocks 6.1%
Large-Cap 5.7%
ClearBridge Large Cap Growth Fund, Class IS *						$1,331,740	20,307
Dodge & Cox Stock Fund, Class I						1,465,096	5,877
						2,796,836
Small-Cap 0.4%
ClearBridge Small Cap Growth Fund, Class IS *						214,947	5,558
						3,011,783

Fixed Income 18.7%
Intermediate-Term Bond 16.6%
Baird Aggregate Bond Fund, Institutional Class						6,584,612	696,048
Loomis Sayles Investment Grade Bond Fund, Class Y						513,800	53,633
Western Asset Core Plus Bond Fund, Class I						1,120,757	124,390
						8,219,169
International Bond 2.1%
PIMCO International Bond Fund (U.S. Dollar-Hedged), Institutional Class						1,050,768	107,331
						9,269,937
Total Unaffiliated Underlying Funds (Cost $12,477,330)						$12,281,720
Total Investments in Securities (Cost $44,498,300)						$49,182,669

*	Non-income producing security.
(a)
Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable (see financial note 2(d) for additional information).

(b)	The rate shown is the annualized 7-day yield.
At April 30, 2024, all of the fund’s investment securities were classified as Level 1 (see financial note 2(a) for additional information).
See financial notes
39
Schwab Target Funds | Semiannual Report

Schwab Target 2015 Fund
Statement of Assets and Liabilities

As of April 30, 2024; unaudited
Assets
Investments in securities, at value - affiliated issuers (cost $32,020,970)		$36,900,949
Investments in securities, at value - unaffiliated issuers (cost $12,477,330)		12,281,720
Cash		228,210
Receivables:
Dividends		62,170
Due from investment adviser		5,241
Fund shares sold		352
Prepaid expenses	+	13,925
Total assets		49,492,567

Liabilities
Payables:
Investments bought		59,922
Accrued expenses	+	20,242
Total liabilities		80,164
Net assets		$49,412,403

Net Assets by Source
Capital received from investors		$43,539,601
Total distributable earnings	+	5,872,802
Net assets		$49,412,403

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$49,412,403		4,610,458		$10.72

See financial notes
Schwab Target Funds | Semiannual Report
40

Schwab Target 2015 Fund
Statement of Operations

For the period November 1, 2023 through April 30, 2024; unaudited
Investment Income
Dividends received from securities - affiliated issuers		$657,453
Dividends received from securities - unaffiliated issuers		197,103
Other interest	+	2,824
Total investment income		857,380

Expenses
Professional fees		11,424
Registration fees		9,213
Portfolio accounting fees		5,612
Independent trustees’ fees		2,953
Shareholder reports		1,175
Transfer agent fees		767
Other expenses	+	1,254
Total expenses		32,398
Expense reduction	–	32,398
Net expenses	–	—
Net investment income		857,380

REALIZED AND UNREALIZED GAINS (LOSSES)
Realized capital gain distributions received from underlying funds - affiliated issuers		209,104
Realized capital gain distributions received from underlying funds - unaffiliated issuers		179,984
Net realized gains on sales of securities - affiliated issuers		1,051,571
Net realized gains on sales of securities - unaffiliated issuers	+	53,291
Net realized gains		1,493,950
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers		2,050,997
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers	+	741,624
Net change in unrealized appreciation (depreciation)	+	2,792,621
Net realized and unrealized gains		4,286,571
Increase in net assets resulting from operations		$5,143,951
See financial notes
41
Schwab Target Funds | Semiannual Report

Schwab Target 2015 Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	11/1/23-4/30/24		11/1/22-10/31/23
Net investment income		$857,380	$1,514,051
Net realized gains		1,493,950	1,489,316
Net change in unrealized appreciation (depreciation)	+	2,792,621	(155,511)
Increase in net assets resulting from operations		$5,143,951	$2,847,856

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($3,052,801 )	($3,520,737 )

TRANSACTIONS IN FUND SHARES
	11/1/23-4/30/24			11/1/22-10/31/23
		SHARES	VALUE	SHARES	VALUE
Shares sold		74,228	$814,957	104,249	$1,110,701
Shares reinvested		258,525	2,771,391	317,518	3,213,282
Shares redeemed	+	(524,577)	(5,667,291)	(1,141,958)	(12,128,296)
Net transactions in fund shares		(191,824)	($2,080,943 )	(720,191)	($7,804,313 )

SHARES OUTSTANDING AND NET ASSETS
	11/1/23-4/30/24			11/1/22-10/31/23
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		4,802,282	$49,402,196	5,522,473	$57,879,390
Total increase (decrease)	+	(191,824)	10,207	(720,191)	(8,477,194)
End of period		4,610,458	$49,412,403	4,802,282	$49,402,196
See financial notes
Schwab Target Funds | Semiannual Report
42

Schwab Target 2020 Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	11/1/23– 4/30/24*	11/1/22– 10/31/23	11/1/21– 10/31/22	11/1/20– 10/31/21	11/1/19– 10/31/20	11/1/18– 10/31/19
Per-Share Data
Net asset value at beginning of period	$12.38	$12.55	$16.14	$14.55	$14.46	$13.87
Income (loss) from investment operations:
Net investment income (loss)[1]	0.22	0.34	0.28	0.23	0.30	0.32
Net realized and unrealized gains (losses)	1.13	0.24	(2.72)	1.94	0.58	1.04
Total from investment operations	1.35	0.58	(2.44)	2.17	0.88	1.36
Less distributions:
Distributions from net investment income	(0.38)	(0.31)	(0.35)	(0.29)	(0.36)	(0.35)
Distributions from net realized gains	(0.53)	(0.44)	(0.80)	(0.29)	(0.43)	(0.42)
Total distributions	(0.91)	(0.75)	(1.15)	(0.58)	(0.79)	(0.77)
Net asset value at end of period	$12.82	$12.38	$12.55	$16.14	$14.55	$14.46
Total return	10.91%[2]	4.68%	(16.35%)	15.27%	6.33%	10.58%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[3]	0.00%[4]	0.00%	0.00%[5]	0.00%	0.00%	0.00%
Gross operating expenses[3]	0.03%[4]	0.03%	0.03%[5]	0.02%	0.02%	0.03%
Net investment income (loss)	3.34%[4]	2.67%	1.97%	1.47%	2.13%	2.28%
Portfolio turnover rate	5%[2]	7%	17%	10%	17%	14%
Net assets, end of period (x 1,000)	$321,561	$323,339	$383,963	$531,012	$525,444	$548,690

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Not annualized.
[3]	Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds.
[4]	Annualized.
[5]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes
43
Schwab Target Funds | Semiannual Report

Schwab Target 2020 Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date, including a summary of the fund’s transactions with its affiliated underlying funds during the period.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website.

SECURITY	VALUE AT 10/31/23	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 4/30/24	BALANCE OF SHARES HELD AT 4/30/24	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 74.9% OF NET ASSETS

U.S. Stocks 23.6%
Large-Cap 20.7%
Schwab Core Equity Fund	$6,574,804	$191,570	($1,570,618 )	$461,830	$514,972	$6,172,558	290,337	$191,570
Schwab Fundamental US Large Company Index Fund	6,754,892	140,423	(851,986)	91,697	1,052,549	7,187,575	283,869	140,423
Schwab S&P 500 Index Fund	46,319,918	1,063,554	(10,697,793)	7,955,007	648,283	45,288,969	584,374	713,554
Schwab Select Large Cap Growth Fund *	7,895,948	1,354,415	(2,053,153)	(437,217)	1,104,467	7,864,460	341,784	1,354,415
						66,513,562
Mid-Cap 1.4%
Schwab U.S. Mid-Cap Index Fund	4,482,021	77,974	(944,436)	93,679	827,736	4,536,974	74,781	77,974
Small-Cap 1.5%
Schwab Small-Cap Equity Fund	4,782,101	20,914	(850,000)	181,963	740,113	4,875,091	246,965	20,914
						75,925,627

International Stocks 9.9%
Developed Markets 9.9%
Schwab Fundamental International Large Company Index Fund	1,687,098	60,289	(200,000)	6,932	198,288	1,752,607	162,429	60,289
Schwab International Core Equity Fund	12,544,720	349,505	(2,272,739)	258,660	1,773,745	12,653,891	1,101,296	349,505
Schwab International Opportunities Fund	16,743,158	572,477	(2,527,251)	178,995	2,226,979	17,194,358	859,718	322,477
						31,600,856

Real Estate 2.7%
Global Real Estate 2.7%
Schwab Global Real Estate Fund	8,684,495	153,669	(830,000)	(176,525)	876,492	8,708,131	1,480,975	153,669

Fixed Income 36.9%
Inflation-Protected Bond 6.1%
Schwab Treasury Inflation Protected Securities Index Fund	19,638,546	911,698	(1,450,000)	(152,337)	569,645	19,517,552	1,947,860	300,647
Intermediate-Term Bond 23.6%
Schwab U.S. Aggregate Bond Index Fund	73,955,359	2,920,215	(2,930,000)	(452,112)	2,618,167	76,111,629	8,839,910	1,413,981
Short-Term Bond 7.2%
Schwab Short-Term Bond Index Fund	23,322,277	1,221,017	(1,625,000)	(98,092)	266,967	23,087,169	2,461,319	444,814
						118,716,350

Money Market Funds 1.8%
Schwab Variable Share Price Money Fund, Ultra Shares, 5.27% (b)	12,045,067	240,599	(6,450,000)	2,773	(1,710)	5,836,729	5,834,979	225,655
Total Affiliated Underlying Funds (Cost $204,049,378)	$245,430,404	$9,278,319	($35,252,976 )	$7,915,253	$13,416,693	$240,787,693		$5,769,887

See financial notes
Schwab Target Funds | Semiannual Report
44

Schwab Target 2020 Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited) (continued)

SECURITY	VALUE AT 10/31/23	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 4/30/24	BALANCE OF SHARES HELD AT 4/30/24	DISTRIBUTIONS RECEIVED(a)
UNAFFILIATED UNDERLYING FUNDS 24.7% OF NET ASSETS

U.S. Stocks 6.3%
Large-Cap 5.8%
ClearBridge Large Cap Growth Fund, Class IS *						$9,062,770	138,194
Dodge & Cox Stock Fund, Class I						9,830,498	39,432
						18,893,268
Small-Cap 0.5%
ClearBridge Small Cap Growth Fund, Class IS *						1,560,068	40,343
						20,453,336

Fixed Income 18.4%
Intermediate-Term Bond 16.3%
Baird Aggregate Bond Fund, Institutional Class						39,150,748	4,138,557
Loomis Sayles Investment Grade Bond Fund, Class Y						4,085,484	426,460
Western Asset Core Plus Bond Fund, Class I						9,008,150	999,795
						52,244,382
International Bond 2.1%
PIMCO International Bond Fund (U.S. Dollar-Hedged), Institutional Class						6,821,626	696,795
						59,066,008
Total Unaffiliated Underlying Funds (Cost $80,934,563)						$79,519,344
Total Investments in Securities (Cost $284,983,941)						$320,307,037

*	Non-income producing security.
(a)
Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable (see financial note 2(d) for additional information).

(b)	The rate shown is the annualized 7-day yield.
At April 30, 2024, all of the fund’s investment securities were classified as Level 1 (see financial note 2(a) for additional information).
See financial notes
45
Schwab Target Funds | Semiannual Report

Schwab Target 2020 Fund
Statement of Assets and Liabilities

As of April 30, 2024; unaudited
Assets
Investments in securities, at value - affiliated issuers (cost $204,049,378)		$240,787,693
Investments in securities, at value - unaffiliated issuers (cost $80,934,563)		79,519,344
Cash		25,018
Receivables:
Investments sold		1,280,000
Dividends		394,241
Fund shares sold		8,817
Due from investment adviser		7,007
Prepaid expenses	+	6,618
Total assets		322,028,738

Liabilities
Payables:
Investments bought		381,682
Fund shares redeemed		54,378
Independent trustees’ fees		1
Accrued expenses	+	31,849
Total liabilities		467,910
Net assets		$321,560,828

Net Assets by Source
Capital received from investors		$276,640,735
Total distributable earnings	+	44,920,093
Net assets		$321,560,828

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$321,560,828		25,074,392		$12.82

See financial notes
Schwab Target Funds | Semiannual Report
46

Schwab Target 2020 Fund
Statement of Operations

For the period November 1, 2023 through April 30, 2024; unaudited
Investment Income
Dividends received from securities - affiliated issuers		$4,292,405
Dividends received from securities - unaffiliated issuers		1,279,635
Other interest	+	15,588
Total investment income		5,587,628

Expenses
Professional fees		11,930
Registration fees		10,999
Portfolio accounting fees		10,983
Shareholder reports		4,867
Independent trustees’ fees		3,275
Transfer agent fees		1,038
Other expenses	+	2,018
Total expenses		45,110
Expense reduction	–	45,110
Net expenses	–	—
Net investment income		5,587,628

REALIZED AND UNREALIZED GAINS (LOSSES)
Realized capital gain distributions received from underlying funds - affiliated issuers		1,477,482
Realized capital gain distributions received from underlying funds - unaffiliated issuers		1,220,824
Net realized gains on sales of securities - affiliated issuers		7,915,253
Net realized gains on sales of securities - unaffiliated issuers	+	493,796
Net realized gains		11,107,355
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers		13,416,693
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers	+	4,837,733
Net change in unrealized appreciation (depreciation)	+	18,254,426
Net realized and unrealized gains		29,361,781
Increase in net assets resulting from operations		$34,949,409
See financial notes
47
Schwab Target Funds | Semiannual Report

Schwab Target 2020 Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	11/1/23-4/30/24		11/1/22-10/31/23
Net investment income		$5,587,628	$9,844,122
Net realized gains		11,107,355	11,876,218
Net change in unrealized appreciation (depreciation)	+	18,254,426	(2,087,434)
Increase in net assets resulting from operations		$34,949,409	$19,632,906

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($22,957,254 )	($21,994,178 )

TRANSACTIONS IN FUND SHARES
	11/1/23-4/30/24			11/1/22-10/31/23
		SHARES	VALUE	SHARES	VALUE
Shares sold		782,193	$10,158,947	965,580	$12,253,161
Shares reinvested		1,663,818	21,313,508	1,686,974	20,530,467
Shares redeemed	+	(3,480,141)	(45,243,217)	(7,129,103)	(91,046,134)
Net transactions in fund shares		(1,034,130)	($13,770,762 )	(4,476,549)	($58,262,506 )

SHARES OUTSTANDING AND NET ASSETS
	11/1/23-4/30/24			11/1/22-10/31/23
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		26,108,522	$323,339,435	30,585,071	$383,963,213
Total decrease	+	(1,034,130)	(1,778,607)	(4,476,549)	(60,623,778)
End of period		25,074,392	$321,560,828	26,108,522	$323,339,435
See financial notes
Schwab Target Funds | Semiannual Report
48

Schwab Target 2025 Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	11/1/23– 4/30/24*	11/1/22– 10/31/23	11/1/21– 10/31/22	11/1/20– 10/31/21	11/1/19– 10/31/20	11/1/18– 10/31/19
Per-Share Data
Net asset value at beginning of period	$13.40	$13.43	$17.30	$14.81	$14.74	$14.10
Income (loss) from investment operations:
Net investment income (loss)[1]	0.24	0.35	0.27	0.22	0.31	0.30
Net realized and unrealized gains (losses)	1.34	0.37	(3.09)	2.74	0.55	1.10
Total from investment operations	1.58	0.72	(2.82)	2.96	0.86	1.40
Less distributions:
Distributions from net investment income	(0.38)	(0.30)	(0.39)	(0.28)	(0.35)	(0.34)
Distributions from net realized gains	(0.35)	(0.45)	(0.66)	(0.19)	(0.44)	(0.42)
Total distributions	(0.73)	(0.75)	(1.05)	(0.47)	(0.79)	(0.76)
Net asset value at end of period	$14.25	$13.40	$13.43	$17.30	$14.81	$14.74
Total return	11.85%[2]	5.46%	(17.39%)	20.25%	5.98%	10.79%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[3]	0.00%[4]	0.00%	0.00%[5]	0.00%	0.00%	0.00%
Gross operating expenses[3]	0.02%[4]	0.02%	0.03%[5]	0.02%	0.02%	0.03%
Net investment income (loss)	3.33%[4]	2.53%	1.82%	1.33%	2.14%	2.10%
Portfolio turnover rate	7%[2]	10%	19%	16%	16%	15%
Net assets, end of period (x 1,000)	$450,730	$445,714	$494,852	$662,236	$571,738	$577,095

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Not annualized.
[3]	Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds.
[4]	Annualized.
[5]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes
49
Schwab Target Funds | Semiannual Report

Schwab Target 2025 Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date, including a summary of the fund’s transactions with its affiliated underlying funds during the period.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website.

SECURITY	VALUE AT 10/31/23	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 4/30/24	BALANCE OF SHARES HELD AT 4/30/24	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 74.2% OF NET ASSETS

U.S. Stocks 25.4%
Large-Cap 22.3%
Schwab Core Equity Fund	$11,017,365	$334,698	($3,228,142 )	$749,570	$864,171	$9,737,662	458,027	$334,698
Schwab Fundamental US Large Company Index Fund	9,970,719	207,275	(762,531)	90,767	1,607,187	11,113,417	438,919	207,275
Schwab S&P 500 Index Fund	70,842,643	1,079,557	(17,361,396)	9,446,587	3,565,303	67,572,694	871,906	1,079,557
Schwab Select Large Cap Growth Fund *	12,088,560	2,102,243	(3,321,618)	(950,388)	1,993,361	11,912,158	517,695	2,102,243
						100,335,931
Mid-Cap 1.4%
Schwab U.S. Mid-Cap Index Fund	5,210,346	90,645	—	—	1,054,619	6,355,610	104,757	90,645
Small-Cap 1.7%
Schwab Small-Cap Equity Fund	8,210,775	35,910	(1,941,120)	427,111	1,127,569	7,860,245	398,189	35,910
						114,551,786

International Stocks 11.9%
Developed Markets 11.9%
Schwab Fundamental International Large Company Index Fund	2,897,948	103,559	(467,311)	18,844	329,322	2,882,362	267,133	103,559
Schwab International Core Equity Fund	23,027,458	634,936	(6,131,031)	679,308	2,956,080	21,166,751	1,842,189	634,936
Schwab International Opportunities Fund	29,379,192	978,512	(5,210,451)	(642,853)	4,838,455	29,342,855	1,467,143	578,513
						53,391,968

Real Estate 3.0%
Global Real Estate 3.0%
Schwab Global Real Estate Fund	14,866,550	252,071	(2,789,684)	(663,606)	1,950,138	13,615,469	2,315,556	252,071

Fixed Income 32.4%
Inflation-Protected Bond 5.0%
Schwab Treasury Inflation Protected Securities Index Fund	18,662,483	4,346,019	(700,000)	(153,343)	449,291	22,604,450	2,255,933	307,319
Intermediate-Term Bond 20.9%
Schwab U.S. Aggregate Bond Index Fund	85,090,151	7,944,021	(1,125,000)	(225,161)	2,495,801	94,179,812	10,938,422	1,683,126
Short-Term Bond 6.5%
Schwab Short-Term Bond Index Fund	26,893,365	3,778,937	(1,570,000)	(103,623)	246,448	29,245,127	3,117,817	530,439
						146,029,389

Money Market Funds 1.5%
Schwab Variable Share Price Money Fund, Ultra Shares, 5.27% (b)	13,377,675	275,633	(6,960,000)	1,443	(242)	6,694,509	6,692,501	259,525
Total Affiliated Underlying Funds (Cost $282,250,876)	$331,535,230	$22,164,016	($51,568,284 )	$8,674,656	$23,477,503	$334,283,121		$8,199,816

See financial notes
Schwab Target Funds | Semiannual Report
50

Schwab Target 2025 Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited) (continued)

SECURITY	VALUE AT 10/31/23	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 4/30/24	BALANCE OF SHARES HELD AT 4/30/24	DISTRIBUTIONS RECEIVED(a)
UNAFFILIATED UNDERLYING FUNDS 25.4% OF NET ASSETS

U.S. Stocks 6.9%
Large-Cap 6.4%
ClearBridge Large Cap Growth Fund, Class IS *						$13,887,244	211,760
Dodge & Cox Stock Fund, Class I						14,938,196	59,921
						28,825,440
Small-Cap 0.5%
ClearBridge Small Cap Growth Fund, Class IS *						2,434,322	62,951
						31,259,762

International Stocks 0.1%
Emerging Markets 0.1%
Goldman Sachs Emerging Markets Equity Insights Fund, Institutional Class						424,185	49,439

Fixed Income 18.4%
Intermediate-Term Bond 15.7%
Baird Aggregate Bond Fund, Institutional Class						46,871,211	4,954,673
Loomis Sayles Investment Grade Bond Fund, Class Y						7,792,016	813,363
Western Asset Core Plus Bond Fund, Class I						16,148,619	1,792,300
						70,811,846
International Bond 2.7%
PIMCO International Bond Fund (U.S. Dollar-Hedged), Institutional Class						12,086,118	1,234,537
						82,897,964
Total Unaffiliated Underlying Funds (Cost $115,671,206)						$114,581,911
Total Investments in Securities (Cost $397,922,082)						$448,865,032

*	Non-income producing security.
(a)
Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable (see financial note 2(d) for additional information).

(b)	The rate shown is the annualized 7-day yield.
At April 30, 2024, all of the fund’s investment securities were classified as Level 1 (see financial note 2(a) for additional information).
See financial notes
51
Schwab Target Funds | Semiannual Report

Schwab Target 2025 Fund
Statement of Assets and Liabilities

As of April 30, 2024; unaudited
Assets
Investments in securities, at value - affiliated issuers (cost $282,250,876)		$334,283,121
Investments in securities, at value - unaffiliated issuers (cost $115,671,206)		114,581,911
Cash		1,288,094
Receivables:
Investments sold		800,000
Dividends		517,956
Fund shares sold		67,583
Due from investment adviser		7,874
Prepaid expenses	+	16,904
Total assets		451,563,443

Liabilities
Payables:
Investments bought		504,141
Fund shares redeemed		294,620
Independent trustees’ fees		5
Accrued expenses	+	34,448
Total liabilities		833,214
Net assets		$450,730,229

Net Assets by Source
Capital received from investors		$388,391,044
Total distributable earnings	+	62,339,185
Net assets		$450,730,229

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$450,730,229		31,624,028		$14.25

See financial notes
Schwab Target Funds | Semiannual Report
52

Schwab Target 2025 Fund
Statement of Operations

For the period November 1, 2023 through April 30, 2024; unaudited
Investment Income
Dividends received from securities - affiliated issuers		$5,882,557
Dividends received from securities - unaffiliated issuers		1,825,185
Other interest	+	26,020
Total investment income		7,733,762

Expenses
Professional fees		12,150
Registration fees		11,651
Portfolio accounting fees		11,396
Shareholder reports		5,958
Independent trustees’ fees		3,411
Transfer agent fees		2,695
Other expenses	+	2,491
Total expenses		49,752
Expense reduction	–	49,752
Net expenses	–	—
Net investment income		7,733,762

REALIZED AND UNREALIZED GAINS (LOSSES)
Realized capital gain distributions received from underlying funds - affiliated issuers		2,317,259
Realized capital gain distributions received from underlying funds - unaffiliated issuers		1,959,917
Net realized gains on sales of securities - affiliated issuers		8,674,656
Net realized gains on sales of securities - unaffiliated issuers	+	1,017,038
Net realized gains		13,968,870
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers		23,477,503
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers	+	7,128,916
Net change in unrealized appreciation (depreciation)	+	30,606,419
Net realized and unrealized gains		44,575,289
Increase in net assets resulting from operations		$52,309,051
See financial notes
53
Schwab Target Funds | Semiannual Report

Schwab Target 2025 Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	11/1/23-4/30/24		11/1/22-10/31/23
Net investment income		$7,733,762	$12,451,806
Net realized gains		13,968,870	9,700,474
Net change in unrealized appreciation (depreciation)	+	30,606,419	6,553,982
Increase in net assets resulting from operations		$52,309,051	$28,706,262

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($23,623,785 )	($27,021,252 )

TRANSACTIONS IN FUND SHARES
	11/1/23-4/30/24			11/1/22-10/31/23
		SHARES	VALUE	SHARES	VALUE
Shares sold		1,218,708	$17,522,747	1,826,540	$25,160,840
Shares reinvested		1,558,816	22,135,186	1,957,997	25,630,179
Shares redeemed	+	(4,410,385)	(63,327,133)	(7,373,494)	(101,613,524)
Net transactions in fund shares		(1,632,861)	($23,669,200 )	(3,588,957)	($50,822,505 )

SHARES OUTSTANDING AND NET ASSETS
	11/1/23-4/30/24			11/1/22-10/31/23
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		33,256,889	$445,714,163	36,845,846	$494,851,658
Total increase (decrease)	+	(1,632,861)	5,016,066	(3,588,957)	(49,137,495)
End of period		31,624,028	$450,730,229	33,256,889	$445,714,163
See financial notes
Schwab Target Funds | Semiannual Report
54

Schwab Target 2030 Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	11/1/23– 4/30/24*	11/1/22– 10/31/23	11/1/21– 10/31/22	11/1/20– 10/31/21	11/1/19– 10/31/20	11/1/18– 10/31/19
Per-Share Data
Net asset value at beginning of period	$14.36	$14.39	$18.88	$15.67	$15.79	$15.24
Income (loss) from investment operations:
Net investment income (loss)[1]	0.25	0.33	0.27	0.22	0.33	0.30
Net realized and unrealized gains (losses)	1.75	0.58	(3.53)	3.54	0.57	1.21
Total from investment operations	2.00	0.91	(3.26)	3.76	0.90	1.51
Less distributions:
Distributions from net investment income	(0.37)	(0.29)	(0.45)	(0.27)	(0.37)	(0.37)
Distributions from net realized gains	(0.30)	(0.65)	(0.78)	(0.28)	(0.65)	(0.59)
Total distributions	(0.67)	(0.94)	(1.23)	(0.55)	(1.02)	(0.96)
Net asset value at end of period	$15.69	$14.36	$14.39	$18.88	$15.67	$15.79
Total return	13.93%[2]	6.52%	(18.51%)	24.38%	5.81%	10.94%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[3]	0.00%[4]	0.00%	0.00%[5]	0.00%	0.00%	0.00%
Gross operating expenses[3]	0.01%[4]	0.01%	0.02%[5]	0.01%	0.02%	0.02%
Net investment income (loss)	3.22%[4]	2.26%	1.65%	1.21%	2.15%	2.00%
Portfolio turnover rate	7%[2]	9%	16%	14%	13%	17%
Net assets, end of period (x 1,000)	$953,102	$884,929	$901,007	$1,166,390	$965,288	$998,681

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Not annualized.
[3]	Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds.
[4]	Annualized.
[5]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes
55
Schwab Target Funds | Semiannual Report

Schwab Target 2030 Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date, including a summary of the fund’s transactions with its affiliated underlying funds during the period.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website.

SECURITY	VALUE AT 10/31/23	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 4/30/24	BALANCE OF SHARES HELD AT 4/30/24	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 72.9% OF NET ASSETS

U.S. Stocks 31.6%
Large-Cap 27.4%
Schwab Core Equity Fund	$30,597,308	$921,469	($5,295,266 )	$1,227,581	$3,358,860	$30,809,952	1,449,198	$921,469
Schwab Fundamental US Large Company Index Fund	22,808,021	474,142	—	—	3,859,102	27,141,265	1,071,930	474,142
Schwab S&P 500 Index Fund	163,455,782	2,574,955	(28,022,617)	14,400,751	16,222,196	168,631,067	2,175,885	2,574,955
Schwab Select Large Cap Growth Fund *	35,523,998	6,129,004	(9,859,158)	(2,595,487)	5,647,892	34,846,249	1,514,396	6,129,004
						261,428,533
Mid-Cap 1.5%
Schwab U.S. Mid-Cap Index Fund	11,573,644	201,347	—	—	2,342,605	14,117,596	232,695	201,347
Small-Cap 2.7%
Schwab Small-Cap Equity Fund	24,722,458	108,124	(4,397,976)	911,131	3,870,471	25,214,208	1,277,315	108,124
						300,760,337

International Stocks 16.0%
Developed Markets 16.0%
Schwab Fundamental International Large Company Index Fund	7,671,890	274,156	(870,843)	32,175	905,485	8,012,863	742,619	274,156
Schwab International Core Equity Fund	57,973,490	1,709,157	(8,487,202)	790,025	8,766,465	60,751,935	5,287,375	1,709,157
Schwab International Opportunities Fund	74,970,383	1,476,261	(3,729,286)	(581,735)	11,431,870	83,567,493	4,178,375	1,476,261
						152,332,291

Real Estate 4.0%
Global Real Estate 4.0%
Schwab Global Real Estate Fund	35,934,062	659,148	(1,200,000)	(369,076)	3,224,609	38,248,743	6,504,888	659,148

Fixed Income 20.3%
Inflation-Protected Bond 1.8%
Schwab Treasury Inflation Protected Securities Index Fund	12,655,801	4,902,468	—	—	168,023	17,726,292	1,769,091	229,716
Intermediate-Term Bond 14.2%
Schwab U.S. Aggregate Bond Index Fund	115,450,990	18,068,390	(1,100,000)	(259,507)	3,103,212	135,263,085	15,709,998	2,364,019
Short-Term Bond 4.3%
Schwab Short-Term Bond Index Fund	35,929,245	7,116,386	(2,600,000)	(166,267)	322,488	40,601,852	4,328,556	727,561
						193,591,229

Money Market Funds 1.0%
Schwab Variable Share Price Money Fund, Ultra Shares, 5.27% (b)	18,056,147	393,431	(8,670,000)	2,094	(404)	9,781,268	9,778,335	373,410
Total Affiliated Underlying Funds (Cost $528,307,905)	$647,323,219	$45,008,438	($74,232,348 )	$13,391,685	$63,222,874	$694,713,868		$18,222,469

See financial notes
Schwab Target Funds | Semiannual Report
56

Schwab Target 2030 Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited) (continued)

SECURITY	VALUE AT 10/31/23	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 4/30/24	BALANCE OF SHARES HELD AT 4/30/24	DISTRIBUTIONS RECEIVED(a)
UNAFFILIATED UNDERLYING FUNDS 26.7% OF NET ASSETS

U.S. Stocks 8.9%
Large-Cap 8.0%
ClearBridge Large Cap Growth Fund, Class IS *						$34,882,086	531,901
Dodge & Cox Stock Fund, Class I						41,525,307	166,568
						76,407,393
Small-Cap 0.9%
ClearBridge Small Cap Growth Fund, Class IS *						8,541,390	220,879
						84,948,783

International Stocks 1.0%
Emerging Markets 1.0%
Goldman Sachs Emerging Markets Equity Insights Fund, Institutional Class						9,494,994	1,106,643

Fixed Income 16.8%
Intermediate-Term Bond 12.8%
Baird Aggregate Bond Fund, Institutional Class						60,361,538	6,380,712
Loomis Sayles Investment Grade Bond Fund, Class Y						24,590,816	2,566,891
Western Asset Core Plus Bond Fund, Class I						36,961,747	4,102,303
						121,914,101
International Bond 4.0%
PIMCO International Bond Fund (U.S. Dollar-Hedged), Institutional Class						37,973,843	3,878,840
						159,887,944
Total Unaffiliated Underlying Funds (Cost $251,115,298)						$254,331,721
Total Investments in Securities (Cost $779,423,203)						$949,045,589

*	Non-income producing security.
(a)
Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable (see financial note 2(d) for additional information).

(b)	The rate shown is the annualized 7-day yield.
At April 30, 2024, all of the fund’s investment securities were classified as Level 1 (see financial note 2(a) for additional information).
See financial notes
57
Schwab Target Funds | Semiannual Report

Schwab Target 2030 Fund
Statement of Assets and Liabilities

As of April 30, 2024; unaudited
Assets
Investments in securities, at value - affiliated issuers (cost $528,307,905)		$694,713,868
Investments in securities, at value - unaffiliated issuers (cost $251,115,298)		254,331,721
Cash		2,499,481
Receivables:
Investments sold		2,100,000
Dividends		872,849
Fund shares sold		111,585
Due from investment adviser		9,706
Prepaid expenses	+	12,401
Total assets		954,651,611

Liabilities
Payables:
Investments bought		854,022
Fund shares redeemed		652,927
Independent trustees’ fees		15
Accrued expenses	+	43,124
Total liabilities		1,550,088
Net assets		$953,101,523

Net Assets by Source
Capital received from investors		$761,857,716
Total distributable earnings	+	191,243,807
Net assets		$953,101,523

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$953,101,523		60,750,577		$15.69

See financial notes
Schwab Target Funds | Semiannual Report
58

Schwab Target 2030 Fund
Statement of Operations

For the period November 1, 2023 through April 30, 2024; unaudited
Investment Income
Dividends received from securities - affiliated issuers		$11,501,500
Dividends received from securities - unaffiliated issuers		3,926,271
Other interest	+	56,833
Total investment income		15,484,604

Expenses
Registration fees		14,594
Professional fees		12,919
Portfolio accounting fees		12,886
Shareholder reports		11,388
Independent trustees’ fees		3,917
Transfer agent fees		1,285
Other expenses	+	3,884
Total expenses		60,873
Expense reduction	–	60,873
Net expenses	–	—
Net investment income		15,484,604

REALIZED AND UNREALIZED GAINS (LOSSES)
Realized capital gain distributions received from underlying funds - affiliated issuers		6,720,969
Realized capital gain distributions received from underlying funds - unaffiliated issuers		4,925,762
Net realized gains on sales of securities - affiliated issuers		13,391,685
Net realized gains on sales of securities - unaffiliated issuers	+	1,406,286
Net realized gains		26,444,702
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers		63,222,874
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers	+	17,619,212
Net change in unrealized appreciation (depreciation)	+	80,842,086
Net realized and unrealized gains		107,286,788
Increase in net assets resulting from operations		$122,771,392
See financial notes
59
Schwab Target Funds | Semiannual Report

Schwab Target 2030 Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	11/1/23-4/30/24		11/1/22-10/31/23
Net investment income		$15,484,604	$21,227,359
Net realized gains		26,444,702	15,564,500
Net change in unrealized appreciation (depreciation)	+	80,842,086	23,329,152
Increase in net assets resulting from operations		$122,771,392	$60,121,011

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($40,462,010 )	($57,998,012 )

TRANSACTIONS IN FUND SHARES
	11/1/23-4/30/24			11/1/22-10/31/23
		SHARES	VALUE	SHARES	VALUE
Shares sold		2,981,887	$46,674,139	3,870,873	$57,220,365
Shares reinvested		2,477,182	38,421,086	3,996,448	55,590,589
Shares redeemed	+	(6,327,342)	(99,231,738)	(8,851,702)	(131,012,136)
Net transactions in fund shares		(868,273)	($14,136,513 )	(984,381)	($18,201,182 )

SHARES OUTSTANDING AND NET ASSETS
	11/1/23-4/30/24			11/1/22-10/31/23
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		61,618,850	$884,928,654	62,603,231	$901,006,837
Total increase (decrease)	+	(868,273)	68,172,869	(984,381)	(16,078,183)
End of period		60,750,577	$953,101,523	61,618,850	$884,928,654
See financial notes
Schwab Target Funds | Semiannual Report
60

Schwab Target 2035 Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	11/1/23– 4/30/24*	11/1/22– 10/31/23	11/1/21– 10/31/22	11/1/20– 10/31/21	11/1/19– 10/31/20	11/1/18– 10/31/19
Per-Share Data
Net asset value at beginning of period	$14.49	$14.51	$19.05	$15.34	$15.46	$14.94
Income (loss) from investment operations:
Net investment income (loss)[1]	0.25	0.31	0.25	0.20	0.31	0.28
Net realized and unrealized gains (losses)	1.97	0.70	(3.73)	3.99	0.53	1.19
Total from investment operations	2.22	1.01	(3.48)	4.19	0.84	1.47
Less distributions:
Distributions from net investment income	(0.34)	(0.27)	(0.48)	(0.24)	(0.34)	(0.36)
Distributions from net realized gains	(0.20)	(0.76)	(0.58)	(0.24)	(0.62)	(0.59)
Total distributions	(0.54)	(1.03)	(1.06)	(0.48)	(0.96)	(0.95)
Net asset value at end of period	$16.17	$14.49	$14.51	$19.05	$15.34	$15.46
Total return	15.40%[2]	7.22%	(19.41%)	27.76%	5.51%	10.90%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[3]	0.00%[4]	0.00%	0.00%[5]	0.00%	0.00%	0.00%
Gross operating expenses[3]	0.02%[4]	0.02%	0.03%[5]	0.02%	0.03%	0.03%
Net investment income (loss)	3.13%[4]	2.06%	1.55%	1.11%	2.06%	1.87%
Portfolio turnover rate	6%[2]	10%	13%	14%	12%	15%
Net assets, end of period (x 1,000)	$565,772	$498,614	$482,594	$612,195	$476,911	$483,191

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Not annualized.
[3]	Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds.
[4]	Annualized.
[5]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes
61
Schwab Target Funds | Semiannual Report

Schwab Target 2035 Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date, including a summary of the fund’s transactions with its affiliated underlying funds during the period.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website.

SECURITY	VALUE AT 10/31/23	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 4/30/24	BALANCE OF SHARES HELD AT 4/30/24	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 72.9% OF NET ASSETS

U.S. Stocks 36.0%
Large-Cap 30.9%
Schwab Core Equity Fund	$19,214,257	$586,798	($2,372,941 )	$219,628	$2,698,512	$20,346,254	957,020	$586,798
Schwab Fundamental US Large Company Index Fund	21,285,325	442,488	(2,620,633)	234,073	3,317,775	22,659,028	894,906	442,488
Schwab S&P 500 Index Fund	95,209,261	1,532,017	(8,212,125)	2,069,486	16,124,168	106,722,807	1,377,068	1,532,017
Schwab Select Large Cap Growth Fund *	23,044,554	4,048,250	(3,759,032)	(1,023,114)	3,060,731	25,371,389	1,102,624	4,048,250
						175,099,478
Mid-Cap 1.7%
Schwab U.S. Mid-Cap Index Fund	7,830,282	136,223	—	—	1,584,917	9,551,422	157,432	136,223
Small-Cap 3.4%
Schwab Small-Cap Equity Fund	16,703,087	73,050	(889,334)	129,971	3,085,778	19,102,552	967,708	73,050
						203,753,452

International Stocks 18.9%
Developed Markets 18.9%
Schwab Fundamental International Large Company Index Fund	4,885,973	174,601	—	—	621,302	5,681,876	526,587	174,601
Schwab International Core Equity Fund	38,431,082	1,133,015	(3,420,799)	287,207	6,184,248	42,614,753	3,708,856	1,133,015
Schwab International Opportunities Fund	50,227,617	989,044	—	—	7,240,363	58,457,024	2,922,851	989,044
						106,753,653

Real Estate 4.6%
Global Real Estate 4.6%
Schwab Global Real Estate Fund	23,523,708	435,919	—	—	1,831,005	25,790,632	4,386,162	435,919

Fixed Income 12.7%
Intermediate-Term Bond 9.7%
Schwab U.S. Aggregate Bond Index Fund	45,364,622	8,685,111	—	—	1,054,684	55,104,417	6,400,048	944,651
Short-Term Bond 3.0%
Schwab Short-Term Bond Index Fund	14,351,870	2,613,612	—	—	67,370	17,032,852	1,815,869	295,556
						72,137,269

Money Market Funds 0.7%
Schwab Variable Share Price Money Fund, Ultra Shares, 5.27% (b)	7,366,320	159,706	(3,610,000)	477	227	3,916,730	3,915,555	151,368
Total Affiliated Underlying Funds (Cost $322,597,236)	$367,437,958	$21,009,834	($24,884,864 )	$1,917,728	$46,871,080	$412,351,736		$10,942,980

See financial notes
Schwab Target Funds | Semiannual Report
62

Schwab Target 2035 Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited) (continued)

SECURITY	VALUE AT 10/31/23	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 4/30/24	BALANCE OF SHARES HELD AT 4/30/24	DISTRIBUTIONS RECEIVED(a)
UNAFFILIATED UNDERLYING FUNDS 26.6% OF NET ASSETS

U.S. Stocks 10.3%
Large-Cap 9.3%
ClearBridge Large Cap Growth Fund, Class IS *						$24,809,304	378,306
Dodge & Cox Stock Fund, Class I						27,679,828	111,030
						52,489,132
Small-Cap 1.0%
ClearBridge Small Cap Growth Fund, Class IS *						5,979,549	154,630
						58,468,681

International Stocks 1.9%
Emerging Markets 1.9%
Goldman Sachs Emerging Markets Equity Insights Fund, Institutional Class						10,888,392	1,269,043

Fixed Income 14.4%
Intermediate-Term Bond 10.3%
Baird Aggregate Bond Fund, Institutional Class						22,423,710	2,370,371
Loomis Sayles Investment Grade Bond Fund, Class Y						16,300,242	1,701,487
Western Asset Core Plus Bond Fund, Class I						19,763,752	2,193,535
						58,487,704
International Bond 4.1%
PIMCO International Bond Fund (U.S. Dollar-Hedged), Institutional Class						23,027,602	2,352,155
						81,515,306
Total Unaffiliated Underlying Funds (Cost $147,042,749)						$150,872,379
Total Investments in Securities (Cost $469,639,985)						$563,224,115

*	Non-income producing security.
(a)
Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable (see financial note 2(d) for additional information).

(b)	The rate shown is the annualized 7-day yield.
At April 30, 2024, all of the fund’s investment securities were classified as Level 1 (see financial note 2(a) for additional information).
See financial notes
63
Schwab Target Funds | Semiannual Report

Schwab Target 2035 Fund
Statement of Assets and Liabilities

As of April 30, 2024; unaudited
Assets
Investments in securities, at value - affiliated issuers (cost $322,597,236)		$412,351,736
Investments in securities, at value - unaffiliated issuers (cost $147,042,749)		150,872,379
Cash		2,619,589
Receivables:
Dividends		399,711
Fund shares sold		113,933
Due from investment adviser		8,836
Prepaid expenses	+	18,621
Total assets		566,384,805

Liabilities
Payables:
Investments bought		392,676
Fund shares redeemed		185,027
Accrued expenses	+	35,150
Total liabilities		612,853
Net assets		$565,771,952

Net Assets by Source
Capital received from investors		$464,138,058
Total distributable earnings	+	101,633,894
Net assets		$565,771,952

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$565,771,952		34,983,134		$16.17

See financial notes
Schwab Target Funds | Semiannual Report
64

Schwab Target 2035 Fund
Statement of Operations

For the period November 1, 2023 through April 30, 2024; unaudited
Investment Income
Dividends received from securities - affiliated issuers		$6,517,763
Dividends received from securities - unaffiliated issuers		2,188,995
Other interest	+	34,531
Total investment income		8,741,289

Expenses
Registration fees		14,150
Professional fees		12,217
Portfolio accounting fees		11,538
Shareholder reports		7,158
Independent trustees’ fees		3,469
Transfer agent fees		3,185
Other expenses	+	2,623
Total expenses		54,340
Expense reduction	–	54,340
Net expenses	–	—
Net investment income		8,741,289

REALIZED AND UNREALIZED GAINS (LOSSES)
Realized capital gain distributions received from underlying funds - affiliated issuers		4,425,217
Realized capital gain distributions received from underlying funds - unaffiliated issuers		3,185,611
Net realized gains on sales of securities - affiliated issuers		1,917,728
Net realized losses on sales of securities - unaffiliated issuers	+	(229,162)
Net realized gains		9,299,394
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers		46,871,080
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers	+	11,955,090
Net change in unrealized appreciation (depreciation)	+	58,826,170
Net realized and unrealized gains		68,125,564
Increase in net assets resulting from operations		$76,866,853
See financial notes
65
Schwab Target Funds | Semiannual Report

Schwab Target 2035 Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	11/1/23-4/30/24		11/1/22-10/31/23
Net investment income		$8,741,289	$10,668,180
Net realized gains		9,299,394	6,150,686
Net change in unrealized appreciation (depreciation)	+	58,826,170	18,167,515
Increase in net assets resulting from operations		$76,866,853	$34,986,381

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($18,716,572 )	($33,982,796 )

TRANSACTIONS IN FUND SHARES
	11/1/23-4/30/24			11/1/22-10/31/23
		SHARES	VALUE	SHARES	VALUE
Shares sold		1,823,503	$29,252,414	3,295,271	$49,254,475
Shares reinvested		1,135,743	18,046,967	2,360,849	32,957,455
Shares redeemed	+	(2,379,714)	(38,292,172)	(4,502,542)	(67,194,797)
Net transactions in fund shares		579,532	$9,007,209	1,153,578	$15,017,133

SHARES OUTSTANDING AND NET ASSETS
	11/1/23-4/30/24			11/1/22-10/31/23
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		34,403,602	$498,614,462	33,250,024	$482,593,744
Total increase	+	579,532	67,157,490	1,153,578	16,020,718
End of period		34,983,134	$565,771,952	34,403,602	$498,614,462
See financial notes
Schwab Target Funds | Semiannual Report
66

Schwab Target 2040 Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	11/1/23– 4/30/24*	11/1/22– 10/31/23	11/1/21– 10/31/22	11/1/20– 10/31/21	11/1/19– 10/31/20	11/1/18– 10/31/19
Per-Share Data
Net asset value at beginning of period	$15.26	$15.33	$20.52	$16.24	$16.61	$16.27
Income (loss) from investment operations:
Net investment income (loss)[1]	0.26	0.30	0.26	0.20	0.32	0.28
Net realized and unrealized gains (losses)	2.25	0.84	(4.10)	4.68	0.56	1.28
Total from investment operations	2.51	1.14	(3.84)	4.88	0.88	1.56
Less distributions:
Distributions from net investment income	(0.34)	(0.27)	(0.54)	(0.24)	(0.35)	(0.39)
Distributions from net realized gains	(0.30)	(0.94)	(0.81)	(0.36)	(0.90)	(0.83)
Total distributions	(0.64)	(1.21)	(1.35)	(0.60)	(1.25)	(1.22)
Net asset value at end of period	$17.13	$15.26	$15.33	$20.52	$16.24	$16.61
Total return	16.54%[2]	7.79%	(20.10%)	30.57%	5.31%	10.90%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[3]	0.00%[4]	0.00%	0.00%[5]	0.00%	0.00%	0.00%
Gross operating expenses[3]	0.01%[4]	0.01%	0.02%[5]	0.01%	0.02%	0.02%
Net investment income (loss)	3.05%[4]	1.90%	1.49%	1.05%	2.01%	1.78%
Portfolio turnover rate	6%[2]	9%	10%	14%	10%	15%
Net assets, end of period (x 1,000)	$1,106,202	$981,571	$959,722	$1,235,538	$985,325	$1,011,558

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Not annualized.
[3]	Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds.
[4]	Annualized.
[5]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes
67
Schwab Target Funds | Semiannual Report

Schwab Target 2040 Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date, including a summary of the fund’s transactions with its affiliated underlying funds during the period.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website.

SECURITY	VALUE AT 10/31/23	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 4/30/24	BALANCE OF SHARES HELD AT 4/30/24	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 74.1% OF NET ASSETS

U.S. Stocks 39.1%
Large-Cap 33.3%
Schwab Core Equity Fund	$42,905,831	$1,348,801	($6,622,229 )	$848,791	$5,531,737	$44,012,931	2,070,223	$1,348,801
Schwab Fundamental US Large Company Index Fund	42,471,374	882,911	—	—	7,186,128	50,540,413	1,996,067	882,911
Schwab S&P 500 Index Fund	196,624,321	3,163,889	(22,311,143)	8,602,348	28,821,762	214,901,177	2,772,918	3,163,889
Schwab Select Large Cap Growth Fund *	55,208,972	9,736,058	(10,527,810)	(2,783,259)	7,500,500	59,134,461	2,569,946	9,736,058
						368,588,982
Mid-Cap 1.7%
Schwab U.S. Mid-Cap Index Fund	15,551,496	270,550	—	—	3,147,756	18,969,802	312,672	270,550
Small-Cap 4.1%
Schwab Small-Cap Equity Fund	38,654,439	169,056	(781,389)	106,972	7,237,114	45,386,192	2,299,199	169,056
						432,944,976

International Stocks 21.4%
Developed Markets 21.4%
Schwab Fundamental International Large Company Index Fund	10,780,472	385,242	—	—	1,370,848	12,536,562	1,161,869	385,242
Schwab International Core Equity Fund	84,354,423	2,486,912	(2,435,073)	86,913	14,155,091	98,648,266	8,585,576	2,486,912
Schwab International Opportunities Fund	107,881,670	2,124,325	—	—	15,551,254	125,557,249	6,277,862	2,124,325
						236,742,077

Real Estate 4.9%
Global Real Estate 4.9%
Schwab Global Real Estate Fund	48,984,436	907,734	—	—	3,812,781	53,704,951	9,133,495	907,734

Fixed Income 8.3%
Intermediate-Term Bond 6.3%
Schwab U.S. Aggregate Bond Index Fund	59,127,698	10,317,673	(1,000,000)	(249,710)	1,662,045	69,857,706	8,113,555	1,199,454
Short-Term Bond 2.0%
Schwab Short-Term Bond Index Fund	18,999,539	4,226,033	(1,000,000)	(69,516)	143,734	22,299,790	2,377,376	380,026
						92,157,496

Money Market Funds 0.4%
Schwab Variable Share Price Money Fund, Ultra Shares, 5.27% (b)	8,510,295	188,579	(3,800,000)	1,030	(290)	4,899,614	4,898,145	179,812
Total Affiliated Underlying Funds (Cost $586,900,712)	$730,054,966	$36,207,763	($48,477,644 )	$6,543,569	$96,120,460	$820,449,114		$23,234,770

See financial notes
Schwab Target Funds | Semiannual Report
68

Schwab Target 2040 Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited) (continued)

SECURITY	VALUE AT 10/31/23	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 4/30/24	BALANCE OF SHARES HELD AT 4/30/24	DISTRIBUTIONS RECEIVED(a)
UNAFFILIATED UNDERLYING FUNDS 25.4% OF NET ASSETS

U.S. Stocks 11.7%
Large-Cap 10.4%
ClearBridge Large Cap Growth Fund, Class IS *						$52,979,350	807,858
Dodge & Cox Stock Fund, Class I						61,566,984	246,959
						114,546,334
Small-Cap 1.3%
ClearBridge Small Cap Growth Fund, Class IS *						14,533,517	375,834
						129,079,851

International Stocks 2.8%
Emerging Markets 2.8%
Goldman Sachs Emerging Markets Equity Insights Fund, Institutional Class						31,044,948	3,618,292

Fixed Income 10.9%
Intermediate-Term Bond 7.9%
Baird Aggregate Bond Fund, Institutional Class						30,216,395	3,194,122
Loomis Sayles Investment Grade Bond Fund, Class Y						32,448,483	3,387,107
Western Asset Core Plus Bond Fund, Class I						25,109,042	2,786,797
						87,773,920
International Bond 3.0%
PIMCO International Bond Fund (U.S. Dollar-Hedged), Institutional Class						32,795,095	3,349,857
						120,569,015
Total Unaffiliated Underlying Funds (Cost $266,679,700)						$280,693,814
Total Investments in Securities (Cost $853,580,412)						$1,101,142,928

*	Non-income producing security.
(a)
Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable (see financial note 2(d) for additional information).

(b)	The rate shown is the annualized 7-day yield.
At April 30, 2024, all of the fund’s investment securities were classified as Level 1 (see financial note 2(a) for additional information).
See financial notes
69
Schwab Target Funds | Semiannual Report

Schwab Target 2040 Fund
Statement of Assets and Liabilities

As of April 30, 2024; unaudited
Assets
Investments in securities, at value - affiliated issuers (cost $586,900,712)		$820,449,114
Investments in securities, at value - unaffiliated issuers (cost $266,679,700)		280,693,814
Cash		4,778,341
Receivables:
Dividends		522,214
Fund shares sold		404,335
Due from investment adviser		10,827
Prepaid expenses	+	11,604
Total assets		1,106,870,249

Liabilities
Payables:
Investments bought		513,452
Fund shares redeemed		105,187
Independent trustees’ fees		1
Accrued expenses	+	49,742
Total liabilities		668,382
Net assets		$1,106,201,867

Net Assets by Source
Capital received from investors		$841,326,061
Total distributable earnings	+	264,875,806
Net assets		$1,106,201,867

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$1,106,201,867		64,566,698		$17.13

See financial notes
Schwab Target Funds | Semiannual Report
70

Schwab Target 2040 Fund
Statement of Operations

For the period November 1, 2023 through April 30, 2024; unaudited
Investment Income
Dividends received from securities - affiliated issuers		$12,632,224
Dividends received from securities - unaffiliated issuers		3,967,253
Other interest	+	71,264
Total investment income		16,670,741

Expenses
Registration fees		17,380
Shareholder reports		15,934
Portfolio accounting fees		13,198
Professional fees		13,073
Independent trustees’ fees		4,027
Transfer agent fees		1,487
Other expenses	+	4,140
Total expenses		69,239
Expense reduction	–	69,239
Net expenses	–	—
Net investment income		16,670,741

REALIZED AND UNREALIZED GAINS (LOSSES)
Realized capital gain distributions received from underlying funds - affiliated issuers		10,602,546
Realized capital gain distributions received from underlying funds - unaffiliated issuers		7,019,224
Net realized gains on sales of securities - affiliated issuers		6,543,569
Net realized losses on sales of securities - unaffiliated issuers	+	(129,324)
Net realized gains		24,036,015
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers		96,120,460
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers	+	25,273,113
Net change in unrealized appreciation (depreciation)	+	121,393,573
Net realized and unrealized gains		145,429,588
Increase in net assets resulting from operations		$162,100,329
See financial notes
71
Schwab Target Funds | Semiannual Report

Schwab Target 2040 Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	11/1/23-4/30/24		11/1/22-10/31/23
Net investment income		$16,670,741	$19,466,074
Net realized gains		24,036,015	17,490,445
Net change in unrealized appreciation (depreciation)	+	121,393,573	38,170,415
Increase in net assets resulting from operations		$162,100,329	$75,126,934

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($40,800,665 )	($75,174,911 )

TRANSACTIONS IN FUND SHARES
	11/1/23-4/30/24			11/1/22-10/31/23
		SHARES	VALUE	SHARES	VALUE
Shares sold		2,896,609	$49,188,213	3,880,454	$61,126,903
Shares reinvested		2,371,619	39,724,621	5,022,820	73,483,874
Shares redeemed	+	(5,044,989)	(85,581,382)	(7,173,346)	(112,713,878)
Net transactions in fund shares		223,239	$3,331,452	1,729,928	$21,896,899

SHARES OUTSTANDING AND NET ASSETS
	11/1/23-4/30/24			11/1/22-10/31/23
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		64,343,459	$981,570,751	62,613,531	$959,721,829
Total increase	+	223,239	124,631,116	1,729,928	21,848,922
End of period		64,566,698	$1,106,201,867	64,343,459	$981,570,751
See financial notes
Schwab Target Funds | Semiannual Report
72

Schwab Target 2045 Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	11/1/23– 4/30/24*	11/1/22– 10/31/23	11/1/21– 10/31/22	11/1/20– 10/31/21	11/1/19– 10/31/20	11/1/18– 10/31/19
Per-Share Data
Net asset value at beginning of period	$13.59	$13.54	$17.97	$13.83	$13.88	$13.35
Income (loss) from investment operations:
Net investment income (loss)[1]	0.23	0.24	0.22	0.16	0.25	0.22
Net realized and unrealized gains (losses)	2.14	0.83	(3.76)	4.36	0.46	1.09
Total from investment operations	2.37	1.07	(3.54)	4.52	0.71	1.31
Less distributions:
Distributions from net investment income	(0.29)	(0.23)	(0.49)	(0.18)	(0.28)	(0.31)
Distributions from net realized gains	(0.16)	(0.79)	(0.40)	(0.20)	(0.48)	(0.47)
Total distributions	(0.45)	(1.02)	(0.89)	(0.38)	(0.76)	(0.78)
Net asset value at end of period	$15.51	$13.59	$13.54	$17.97	$13.83	$13.88
Total return	17.52%[2]	8.24%	(20.76%)	33.13%	5.10%	10.91%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[3]	0.00%[4]	0.00%	0.00%[5]	0.00%	0.00%	0.00%
Gross operating expenses[3]	0.03%[4]	0.04%	0.05%[5]	0.04%	0.05%	0.08%
Net investment income (loss)	2.98%[4]	1.73%	1.46%	0.96%	1.87%	1.65%
Portfolio turnover rate	3%[2]	5%	7%	12%	6%	8%
Net assets, end of period (x 1,000)	$274,121	$234,114	$206,203	$252,294	$177,992	$162,017

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Not annualized.
[3]	Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds.
[4]	Annualized.
[5]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes
73
Schwab Target Funds | Semiannual Report

Schwab Target 2045 Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date, including a summary of the fund’s transactions with its affiliated underlying funds during the period.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website.

SECURITY	VALUE AT 10/31/23	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 4/30/24	BALANCE OF SHARES HELD AT 4/30/24	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 76.3% OF NET ASSETS

U.S. Stocks 42.5%
Large-Cap 36.0%
Schwab Core Equity Fund	$10,062,252	$316,320	$—	$—	$1,555,156	$11,933,728	561,323	$316,320
Schwab Fundamental US Large Company Index Fund	11,448,767	238,001	—	—	1,937,124	13,623,892	538,068	238,001
Schwab S&P 500 Index Fund	47,875,368	765,832	(3,566,584)	307,578	8,792,236	54,174,430	699,025	765,832
Schwab Select Large Cap Growth Fund *	16,926,076	2,998,810	(2,531,769)	(839,553)	2,244,887	18,798,451	816,969	2,998,810
						98,530,501
Mid-Cap 1.9%
Schwab U.S. Mid-Cap Index Fund	4,245,948	73,867	—	—	859,417	5,179,232	85,367	73,867
Small-Cap 4.6%
Schwab Small-Cap Equity Fund	10,622,768	46,459	—	—	2,010,698	12,679,925	642,347	46,459
						116,389,658

International Stocks 22.8%
Developed Markets 22.8%
Schwab Fundamental International Large Company Index Fund	2,589,862	92,549	—	—	329,327	3,011,738	279,123	92,549
Schwab International Core Equity Fund	21,403,189	631,003	—	—	3,641,929	25,676,121	2,234,649	631,003
Schwab International Opportunities Fund	28,878,682	918,657	—	—	4,166,071	33,963,410	1,698,171	568,657
						62,651,269

Real Estate 5.6%
Global Real Estate 5.6%
Schwab Global Real Estate Fund	13,017,321	1,244,013	—	—	982,178	15,243,512	2,592,434	244,012

Fixed Income 5.2%
Intermediate-Term Bond 3.9%
Schwab U.S. Aggregate Bond Index Fund	8,561,779	2,427,771	(450,000)	(119,832)	310,272	10,729,990	1,246,224	174,983
Short-Term Bond 1.3%
Schwab Short-Term Bond Index Fund	2,915,054	914,862	(300,000)	(31,536)	38,958	3,537,338	377,115	58,013
						14,267,328

Money Market Funds 0.2%
Schwab Variable Share Price Money Fund, Ultra Shares, 5.27% (b)	1,455,186	25,796	(840,000)	135	(39)	641,078	640,886	23,843
Total Affiliated Underlying Funds (Cost $175,684,278)	$180,002,252	$10,693,940	($7,688,353 )	($683,208 )	$26,868,214	$209,192,845		$6,232,349

See financial notes
Schwab Target Funds | Semiannual Report
74

Schwab Target 2045 Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited) (continued)

SECURITY	VALUE AT 10/31/23	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 4/30/24	BALANCE OF SHARES HELD AT 4/30/24	DISTRIBUTIONS RECEIVED(a)
UNAFFILIATED UNDERLYING FUNDS 23.2% OF NET ASSETS

U.S. Stocks 11.8%
Large-Cap 10.4%
ClearBridge Large Cap Growth Fund, Class IS *						$11,644,056	177,555
Dodge & Cox Stock Fund, Class I						17,011,671	68,238
						28,655,727
Small-Cap 1.4%
ClearBridge Small Cap Growth Fund, Class IS *						3,792,511	98,074
						32,448,238

International Stocks 3.8%
Emerging Markets 3.8%
Goldman Sachs Emerging Markets Equity Insights Fund, Institutional Class						10,459,866	1,219,099

Fixed Income 7.6%
Intermediate-Term Bond 5.6%
Baird Aggregate Bond Fund, Institutional Class						4,255,782	449,871
Loomis Sayles Investment Grade Bond Fund, Class Y						7,167,206	748,143
Western Asset Core Plus Bond Fund, Class I						3,948,326	438,216
						15,371,314
International Bond 2.0%
PIMCO International Bond Fund (U.S. Dollar-Hedged), Institutional Class						5,387,173	550,273
						20,758,487
Total Unaffiliated Underlying Funds (Cost $60,155,585)						$63,666,591
Total Investments in Securities (Cost $235,839,863)						$272,859,436

*	Non-income producing security.
(a)
Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable (see financial note 2(d) for additional information).

(b)	The rate shown is the annualized 7-day yield.
At April 30, 2024, all of the fund’s investment securities were classified as Level 1 (see financial note 2(a) for additional information).
See financial notes
75
Schwab Target Funds | Semiannual Report

Schwab Target 2045 Fund
Statement of Assets and Liabilities

As of April 30, 2024; unaudited
Assets
Investments in securities, at value - affiliated issuers (cost $175,684,278)		$209,192,845
Investments in securities, at value - unaffiliated issuers (cost $60,155,585)		63,666,591
Cash		1,231,170
Receivables:
Dividends		80,731
Fund shares sold		54,017
Due from investment adviser		7,354
Prepaid expenses	+	15,696
Total assets		274,248,404

Liabilities
Payables:
Investments bought		79,618
Fund shares redeemed		17,203
Accrued expenses	+	30,095
Total liabilities		126,916
Net assets		$274,121,488

Net Assets by Source
Capital received from investors		$233,650,837
Total distributable earnings	+	40,470,651
Net assets		$274,121,488

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$274,121,488		17,671,799		$15.51

See financial notes
Schwab Target Funds | Semiannual Report
76

Schwab Target 2045 Fund
Statement of Operations

For the period November 1, 2023 through April 30, 2024; unaudited
Investment Income
Dividends received from securities - affiliated issuers		$3,030,331
Dividends received from securities - unaffiliated issuers		893,948
Other interest	+	19,031
Total investment income		3,943,310

Expenses
Registration fees		12,155
Professional fees		11,736
Portfolio accounting fees		10,636
Shareholder reports		4,986
Independent trustees’ fees		3,160
Transfer agent fees		1,709
Other expenses	+	1,746
Total expenses		46,128
Expense reduction	–	46,128
Net expenses	–	—
Net investment income		3,943,310

REALIZED AND UNREALIZED GAINS (LOSSES)
Realized capital gain distributions received from underlying funds - affiliated issuers		3,202,018
Realized capital gain distributions received from underlying funds - unaffiliated issuers		1,557,351
Net realized losses on sales of securities - affiliated issuers		(683,208)
Net realized losses on sales of securities - unaffiliated issuers	+	(137,453)
Net realized gains		3,938,708
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers		26,868,214
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers	+	6,095,728
Net change in unrealized appreciation (depreciation)	+	32,963,942
Net realized and unrealized gains		36,902,650
Increase in net assets resulting from operations		$40,845,960
See financial notes
77
Schwab Target Funds | Semiannual Report

Schwab Target 2045 Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	11/1/23-4/30/24		11/1/22-10/31/23
Net investment income		$3,943,310	$4,014,127
Net realized gains		3,938,708	2,428,479
Net change in unrealized appreciation (depreciation)	+	32,963,942	10,270,242
Increase in net assets resulting from operations		$40,845,960	$16,712,848

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($7,761,646 )	($15,583,985 )

TRANSACTIONS IN FUND SHARES
	11/1/23-4/30/24			11/1/22-10/31/23
		SHARES	VALUE	SHARES	VALUE
Shares sold		1,489,994	$22,723,706	2,884,713	$40,305,680
Shares reinvested		502,206	7,593,347	1,176,879	15,287,654
Shares redeemed	+	(1,547,111)	(23,393,736)	(2,066,030)	(28,811,539)
Net transactions in fund shares		445,089	$6,923,317	1,995,562	$26,781,795

SHARES OUTSTANDING AND NET ASSETS
	11/1/23-4/30/24			11/1/22-10/31/23
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		17,226,710	$234,113,857	15,231,148	$206,203,199
Total increase	+	445,089	40,007,631	1,995,562	27,910,658
End of period		17,671,799	$274,121,488	17,226,710	$234,113,857
See financial notes
Schwab Target Funds | Semiannual Report
78

Schwab Target 2050 Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	11/1/23– 4/30/24*	11/1/22– 10/31/23	11/1/21– 10/31/22	11/1/20– 10/31/21	11/1/19– 10/31/20	11/1/18– 10/31/19
Per-Share Data
Net asset value at beginning of period	$13.79	$13.74	$18.48	$14.03	$14.03	$13.49
Income (loss) from investment operations:
Net investment income (loss)[1]	0.22	0.24	0.22	0.16	0.25	0.21
Net realized and unrealized gains (losses)	2.28	0.89	(3.90)	4.66	0.45	1.11
Total from investment operations	2.50	1.13	(3.68)	4.82	0.70	1.32
Less distributions:
Distributions from net investment income	(0.29)	(0.23)	(0.53)	(0.17)	(0.27)	(0.31)
Distributions from net realized gains	(0.23)	(0.85)	(0.53)	(0.20)	(0.43)	(0.47)
Total distributions	(0.52)	(1.08)	(1.06)	(0.37)	(0.70)	(0.78)
Net asset value at end of period	$15.77	$13.79	$13.74	$18.48	$14.03	$14.03
Total return	18.22%[2]	8.62%	(21.22%)	34.83%	4.96%	10.87%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[3]	0.00%[4]	0.00%	0.00%[5]	0.00%	0.00%	0.00%
Gross operating expenses[3]	0.04%[4]	0.04%	0.05%[5]	0.04%	0.06%	0.08%
Net investment income (loss)	2.90%[4]	1.66%	1.44%	0.93%	1.83%	1.54%
Portfolio turnover rate	1%[2]	5%	6%	19%	5%	7%
Net assets, end of period (x 1,000)	$282,091	$235,323	$203,896	$245,059	$181,391	$161,003

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Not annualized.
[3]	Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds.
[4]	Annualized.
[5]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes
79
Schwab Target Funds | Semiannual Report

Schwab Target 2050 Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date, including a summary of the fund’s transactions with its affiliated underlying funds during the period.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website.

SECURITY	VALUE AT 10/31/23	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 4/30/24	BALANCE OF SHARES HELD AT 4/30/24	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 78.3% OF NET ASSETS

U.S. Stocks 45.5%
Large-Cap 38.5%
Schwab Core Equity Fund	$10,771,769	$338,625	$—	$—	$1,664,814	$12,775,208	600,903	$338,625
Schwab Fundamental US Large Company Index Fund	12,648,413	517,746	—	—	2,160,465	15,326,624	605,317	267,747
Schwab S&P 500 Index Fund	45,964,192	739,611	—	—	8,887,308	55,591,111	717,305	739,611
Schwab Select Large Cap Growth Fund *	20,644,563	3,699,860	(1,337,118)	(542,560)	2,316,248	24,780,993	1,076,966	3,699,860
						108,473,936
Mid-Cap 1.9%
Schwab U.S. Mid-Cap Index Fund	4,510,975	78,478	—	—	913,060	5,502,513	90,696	78,478
Small-Cap 5.1%
Schwab Small-Cap Equity Fund	12,038,788	52,651	—	—	2,278,726	14,370,165	727,972	52,651
						128,346,614

International Stocks 24.0%
Developed Markets 24.0%
Schwab Fundamental International Large Company Index Fund	2,712,446	296,929	—	—	354,025	3,363,400	311,715	96,930
Schwab International Core Equity Fund	22,664,587	976,464	—	—	3,884,922	27,525,973	2,395,646	676,464
Schwab International Opportunities Fund	30,970,472	1,409,848	—	—	4,465,084	36,845,404	1,842,270	609,847
						67,734,777

Real Estate 5.7%
Global Real Estate 5.7%
Schwab Global Real Estate Fund	13,950,532	965,592	—	—	1,075,408	15,991,532	2,719,648	265,591

Fixed Income 3.0%
Intermediate-Term Bond 2.2%
Schwab U.S. Aggregate Bond Index Fund	5,428,219	656,458	—	—	157,892	6,242,569	725,037	105,923
Short-Term Bond 0.8%
Schwab Short-Term Bond Index Fund	1,847,955	337,827	—	—	7,550	2,193,332	233,831	38,589
						8,435,901

Money Market Funds 0.1%
Schwab Variable Share Price Money Fund, Ultra Shares, 5.27% (b)	632,912	13,064	(370,000)	106	(34)	276,048	275,966	12,209
Total Affiliated Underlying Funds (Cost $186,929,702)	$184,785,823	$10,083,153	($1,707,118 )	($542,454 )	$28,165,468	$220,784,872		$6,982,525

See financial notes
Schwab Target Funds | Semiannual Report
80

Schwab Target 2050 Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited) (continued)

SECURITY	VALUE AT 10/31/23	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 4/30/24	BALANCE OF SHARES HELD AT 4/30/24	DISTRIBUTIONS RECEIVED(a)
UNAFFILIATED UNDERLYING FUNDS 21.2% OF NET ASSETS

U.S. Stocks 11.4%
Large-Cap 9.8%
ClearBridge Large Cap Growth Fund, Class IS *						$10,537,824	160,687
Dodge & Cox Stock Fund, Class I						17,062,308	68,441
						27,600,132
Small-Cap 1.6%
ClearBridge Small Cap Growth Fund, Class IS *						4,491,286	116,144
						32,091,418

International Stocks 4.6%
Emerging Markets 4.6%
Goldman Sachs Emerging Markets Equity Insights Fund, Institutional Class						12,990,124	1,514,001

Fixed Income 5.2%
Intermediate-Term Bond 3.9%
Baird Aggregate Bond Fund, Institutional Class						2,540,469	268,549
Loomis Sayles Investment Grade Bond Fund, Class Y						5,865,959	612,313
Western Asset Core Plus Bond Fund, Class I						2,623,381	291,163
						11,029,809
International Bond 1.3%
PIMCO International Bond Fund (U.S. Dollar-Hedged), Institutional Class						3,722,949	380,281
						14,752,758
Total Unaffiliated Underlying Funds (Cost $55,660,253)						$59,834,300
Total Investments in Securities (Cost $242,589,955)						$280,619,172

*	Non-income producing security.
(a)
Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable (see financial note 2(d) for additional information).

(b)	The rate shown is the annualized 7-day yield.
At April 30, 2024, all of the fund’s investment securities were classified as Level 1 (see financial note 2(a) for additional information).
See financial notes
81
Schwab Target Funds | Semiannual Report

Schwab Target 2050 Fund
Statement of Assets and Liabilities

As of April 30, 2024; unaudited
Assets
Investments in securities, at value - affiliated issuers (cost $186,929,702)		$220,784,872
Investments in securities, at value - unaffiliated issuers (cost $55,660,253)		59,834,300
Cash		1,426,831
Receivables:
Fund shares sold		55,302
Dividends		50,421
Due from investment adviser		7,623
Prepaid expenses	+	14,978
Total assets		282,174,327

Liabilities
Payables:
Investments bought		50,050
Fund shares redeemed		2,064
Accrued expenses	+	31,110
Total liabilities		83,224
Net assets		$282,091,103

Net Assets by Source
Capital received from investors		$241,220,406
Total distributable earnings	+	40,870,697
Net assets		$282,091,103

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$282,091,103		17,891,959		$15.77

See financial notes
Schwab Target Funds | Semiannual Report
82

Schwab Target 2050 Fund
Statement of Operations

For the period November 1, 2023 through April 30, 2024; unaudited
Investment Income
Dividends received from securities - affiliated issuers		$3,065,128
Dividends received from securities - unaffiliated issuers		851,977
Other interest	+	20,781
Total investment income		3,937,886

Expenses
Registration fees		12,144
Professional fees		11,736
Portfolio accounting fees		10,629
Shareholder reports		6,190
Independent trustees’ fees		3,162
Transfer agent fees		1,897
Other expenses	+	1,747
Total expenses		47,505
Expense reduction	–	47,505
Net expenses	–	—
Net investment income		3,937,886

REALIZED AND UNREALIZED GAINS (LOSSES)
Realized capital gain distributions received from underlying funds - affiliated issuers		3,917,397
Realized capital gain distributions received from underlying funds - unaffiliated issuers		1,479,078
Net realized losses on sales of securities - affiliated issuers		(542,454)
Net realized losses on sales of securities - unaffiliated issuers	+	(9,820)
Net realized gains		4,844,201
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers		28,165,468
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers	+	6,040,438
Net change in unrealized appreciation (depreciation)	+	34,205,906
Net realized and unrealized gains		39,050,107
Increase in net assets resulting from operations		$42,987,993
See financial notes
83
Schwab Target Funds | Semiannual Report

Schwab Target 2050 Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	11/1/23-4/30/24		11/1/22-10/31/23
Net investment income		$3,937,886	$3,837,199
Net realized gains		4,844,201	2,463,370
Net change in unrealized appreciation (depreciation)	+	34,205,906	10,828,600
Increase in net assets resulting from operations		$42,987,993	$17,129,169

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($8,896,272 )	($16,148,300 )

TRANSACTIONS IN FUND SHARES
	11/1/23-4/30/24			11/1/22-10/31/23
		SHARES	VALUE	SHARES	VALUE
Shares sold		1,555,868	$24,108,864	3,268,068	$46,529,735
Shares reinvested		563,280	8,635,082	1,194,885	15,724,675
Shares redeemed	+	(1,291,826)	(20,067,174)	(2,239,251)	(31,808,554)
Net transactions in fund shares		827,322	$12,676,772	2,223,702	$30,445,856

SHARES OUTSTANDING AND NET ASSETS
	11/1/23-4/30/24			11/1/22-10/31/23
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		17,064,637	$235,322,610	14,840,935	$203,895,885
Total increase	+	827,322	46,768,493	2,223,702	31,426,725
End of period		17,891,959	$282,091,103	17,064,637	$235,322,610
See financial notes
Schwab Target Funds | Semiannual Report
84

Schwab Target 2055 Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	11/1/23– 4/30/24*	11/1/22– 10/31/23	11/1/21– 10/31/22	11/1/20– 10/31/21	11/1/19– 10/31/20	11/1/18– 10/31/19
Per-Share Data
Net asset value at beginning of period	$14.00	$13.97	$18.74	$14.11	$14.15	$13.60
Income (loss) from investment operations:
Net investment income (loss)[1]	0.23	0.23	0.23	0.15	0.24	0.21
Net realized and unrealized gains (losses)	2.35	0.92	(4.05)	4.83	0.45	1.10
Total from investment operations	2.58	1.15	(3.82)	4.98	0.69	1.31
Less distributions:
Distributions from net investment income	(0.29)	(0.23)	(0.54)	(0.16)	(0.27)	(0.31)
Distributions from net realized gains	(0.23)	(0.89)	(0.41)	(0.19)	(0.46)	(0.45)
Total distributions	(0.52)	(1.12)	(0.95)	(0.35)	(0.73)	(0.76)
Net asset value at end of period	$16.06	$14.00	$13.97	$18.74	$14.11	$14.15
Total return	18.50%[2]	8.62%	(21.54%)	35.79%	4.86%	10.73%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[3]	0.00%[4]	0.00%	0.00%[5]	0.00%	0.00%	0.00%
Gross operating expenses[3]	0.04%[4]	0.05%	0.07%[5]	0.06%	0.09%	0.13%
Net investment income (loss)	2.90%[4]	1.59%	1.43%	0.88%	1.78%	1.53%
Portfolio turnover rate	1%[2]	4%	4%	11%	6%	6%
Net assets, end of period (x 1,000)	$198,289	$161,654	$135,741	$158,223	$107,401	$93,743

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Not annualized.
[3]	Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds.
[4]	Annualized.
[5]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes
85
Schwab Target Funds | Semiannual Report

Schwab Target 2055 Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date, including a summary of the fund’s transactions with its affiliated underlying funds during the period.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website.

SECURITY	VALUE AT 10/31/23	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 4/30/24	BALANCE OF SHARES HELD AT 4/30/24	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 79.6% OF NET ASSETS

U.S. Stocks 46.2%
Large-Cap 39.0%
Schwab Core Equity Fund	$7,498,275	$235,718	$—	$—	$1,158,886	$8,892,879	418,292	$235,718
Schwab Fundamental US Large Company Index Fund	9,454,173	396,537	—	—	1,609,764	11,460,474	452,625	196,537
Schwab S&P 500 Index Fund	31,364,164	1,655,883	(676,000)	56,210	6,138,000	38,538,257	497,268	515,883
Schwab Select Large Cap Growth Fund *	15,261,893	2,735,193	(800,000)	(373,329)	1,658,773	18,482,530	803,239	2,735,193
						77,374,140
Mid-Cap 1.9%
Schwab U.S. Mid-Cap Index Fund	3,157,764	54,936	—	—	639,158	3,851,858	63,489	54,936
Small-Cap 5.3%
Schwab Small-Cap Equity Fund	8,507,687	483,551	(123,000)	(18,856)	1,671,027	10,520,409	532,949	38,551
						91,746,407

International Stocks 24.9%
Developed Markets 24.9%
Schwab Fundamental International Large Company Index Fund	1,995,714	271,317	—	—	261,876	2,528,907	234,375	71,317
Schwab International Core Equity Fund	15,984,339	1,802,644	(630,000)	(40,456)	2,792,660	19,909,187	1,732,740	482,644
Schwab International Opportunities Fund	21,742,468	2,129,950	—	—	3,133,248	27,005,666	1,350,283	434,950
						49,443,760

Real Estate 6.3%
Global Real Estate 6.3%
Schwab Global Real Estate Fund	10,063,672	1,831,224	(200,000)	(63,886)	801,897	12,432,907	2,114,440	196,223

Fixed Income 2.2%
Intermediate-Term Bond 1.6%
Schwab U.S. Aggregate Bond Index Fund	2,893,538	258,808	—	—	76,671	3,229,017	375,031	58,523
Short-Term Bond 0.6%
Schwab Short-Term Bond Index Fund	936,183	159,964	—	—	4,188	1,100,335	117,306	19,875
						4,329,352
Total Affiliated Underlying Funds (Cost $136,227,253)	$128,859,870	$12,015,725	($2,429,000 )	($440,317 )	$19,946,148	$157,952,426		$5,040,350

See financial notes
Schwab Target Funds | Semiannual Report
86

Schwab Target 2055 Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited) (continued)

SECURITY	VALUE AT 10/31/23	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 4/30/24	BALANCE OF SHARES HELD AT 4/30/24	DISTRIBUTIONS RECEIVED(a)
UNAFFILIATED UNDERLYING FUNDS 19.8% OF NET ASSETS

U.S. Stocks 11.0%
Large-Cap 9.3%
ClearBridge Large Cap Growth Fund, Class IS *						$6,300,367	96,071
Dodge & Cox Stock Fund, Class I						12,117,853	48,608
						18,418,220
Small-Cap 1.7%
ClearBridge Small Cap Growth Fund, Class IS *						3,427,915	88,645
						21,846,135

International Stocks 5.2%
Emerging Markets 5.2%
Goldman Sachs Emerging Markets Equity Insights Fund, Institutional Class						10,302,856	1,200,799

Fixed Income 3.6%
Intermediate-Term Bond 2.7%
Baird Aggregate Bond Fund, Institutional Class						635,173	67,143
Loomis Sayles Investment Grade Bond Fund, Class Y						3,263,358	340,643
Western Asset Core Plus Bond Fund, Class I						1,391,116	154,397
						5,289,647
International Bond 0.9%
PIMCO International Bond Fund (U.S. Dollar-Hedged), Institutional Class						1,773,107	181,114
						7,062,754
Total Unaffiliated Underlying Funds (Cost $36,598,681)						$39,211,745
Total Investments in Securities (Cost $172,825,934)						$197,164,171

*	Non-income producing security.
(a)
Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable (see financial note 2(d) for additional information).

At April 30, 2024, all of the fund’s investment securities were classified as Level 1 (see financial note 2(a) for additional information).
See financial notes
87
Schwab Target Funds | Semiannual Report

Schwab Target 2055 Fund
Statement of Assets and Liabilities

As of April 30, 2024; unaudited
Assets
Investments in securities, at value - affiliated issuers (cost $136,227,253)		$157,952,426
Investments in securities, at value - unaffiliated issuers (cost $36,598,681)		39,211,745
Cash		1,448,242
Receivables:
Fund shares sold		79,435
Dividends		25,136
Due from investment adviser		6,494
Prepaid expenses	+	13,628
Total assets		198,737,106

Liabilities
Payables:
Investments bought		425,257
Fund shares redeemed		541
Accrued expenses	+	22,603
Total liabilities		448,401
Net assets		$198,288,705

Net Assets by Source
Capital received from investors		$171,771,289
Total distributable earnings	+	26,517,416
Net assets		$198,288,705

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$198,288,705		12,346,762		$16.06

See financial notes
Schwab Target Funds | Semiannual Report
88

Schwab Target 2055 Fund
Statement of Operations

For the period November 1, 2023 through April 30, 2024; unaudited
Investment Income
Dividends received from securities - affiliated issuers		$2,153,728
Dividends received from securities - unaffiliated issuers		573,137
Other interest	+	15,788
Total investment income		2,742,653

Expenses
Professional fees		11,605
Registration fees		11,335
Shareholder reports		5,984
Portfolio accounting fees		5,972
Independent trustees’ fees		3,078
Transfer agent fees		1,493
Other expenses	+	1,549
Total expenses		41,016
Expense reduction	–	41,016
Net expenses	–	—
Net investment income		2,742,653

REALIZED AND UNREALIZED GAINS (LOSSES)
Realized capital gain distributions received from underlying funds - affiliated issuers		2,886,622
Realized capital gain distributions received from underlying funds - unaffiliated issuers		933,013
Net realized losses on sales of securities - affiliated issuers		(440,317)
Net realized losses on sales of securities - unaffiliated issuers	+	(19,893)
Net realized gains		3,359,425
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers		19,946,148
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers	+	4,084,484
Net change in unrealized appreciation (depreciation)	+	24,030,632
Net realized and unrealized gains		27,390,057
Increase in net assets resulting from operations		$30,132,710
See financial notes
89
Schwab Target Funds | Semiannual Report

Schwab Target 2055 Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	11/1/23-4/30/24		11/1/22-10/31/23
Net investment income		$2,742,653	$2,493,786
Net realized gains		3,359,425	2,134,732
Net change in unrealized appreciation (depreciation)	+	24,030,632	6,629,845
Increase in net assets resulting from operations		$30,132,710	$11,258,363

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($6,096,130 )	($10,946,566 )

TRANSACTIONS IN FUND SHARES
	11/1/23-4/30/24			11/1/22-10/31/23
		SHARES	VALUE	SHARES	VALUE
Shares sold		1,430,951	$22,566,847	2,251,549	$32,480,869
Shares reinvested		381,713	5,958,540	801,400	10,714,714
Shares redeemed	+	(1,008,527)	(15,926,849)	(1,223,651)	(17,594,557)
Net transactions in fund shares		804,137	$12,598,538	1,829,298	$25,601,026

SHARES OUTSTANDING AND NET ASSETS
	11/1/23-4/30/24			11/1/22-10/31/23
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		11,542,625	$161,653,587	9,713,327	$135,740,764
Total increase	+	804,137	36,635,118	1,829,298	25,912,823
End of period		12,346,762	$198,288,705	11,542,625	$161,653,587
See financial notes
Schwab Target Funds | Semiannual Report
90

Schwab Target 2060 Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	11/1/23– 4/30/24*	11/1/22– 10/31/23	11/1/21– 10/31/22	11/1/20– 10/31/21	11/1/19– 10/31/20	11/1/18– 10/31/19
Per-Share Data
Net asset value at beginning of period	$12.58	$12.26	$16.42	$12.21	$12.16	$11.53
Income (loss) from investment operations:
Net investment income (loss)[1]	0.20	0.20	0.19	0.12	0.20	0.16
Net realized and unrealized gains (losses)	2.14	0.85	(3.61)	4.34	0.38	0.99
Total from investment operations	2.34	1.05	(3.42)	4.46	0.58	1.15
Less distributions:
Distributions from net investment income	(0.26)	(0.20)	(0.47)	(0.13)	(0.22)	(0.26)
Distributions from net realized gains	(0.20)	(0.53)	(0.27)	(0.12)	(0.31)	(0.26)
Total distributions	(0.46)	(0.73)	(0.74)	(0.25)	(0.53)	(0.52)
Net asset value at end of period	$14.46	$12.58	$12.26	$16.42	$12.21	$12.16
Total return	18.73%[2]	8.82%	(21.88%)	36.89%	4.73%	10.85%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[3]	0.00%[4]	0.00%	0.00%[5]	0.00%	0.00%	0.00%
Gross operating expenses[3]	0.11%[4]	0.15%	0.20%[5]	0.22%	0.41%	0.67%
Net investment income (loss)	2.85%[4]	1.51%	1.35%	0.80%	1.67%	1.42%
Portfolio turnover rate	1%[2]	4%	15%	11%	8%	13%
Net assets, end of period (x 1,000)	$70,965	$54,261	$39,741	$40,077	$21,509	$15,765

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Not annualized.
[3]	Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds.
[4]	Annualized.
[5]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes
91
Schwab Target Funds | Semiannual Report

Schwab Target 2060 Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date, including a summary of the fund’s transactions with its affiliated underlying funds during the period.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website.

SECURITY	VALUE AT 10/31/23	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 4/30/24	BALANCE OF SHARES HELD AT 4/30/24	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 80.9% OF NET ASSETS

U.S. Stocks 47.4%
Large-Cap 39.7%
Schwab Core Equity Fund	$2,513,046	$361,942	$—	$—	$410,216	$3,285,204	154,525	$81,942
Schwab Fundamental US Large Company Index Fund	3,252,899	372,622	—	—	551,289	4,176,810	164,961	67,622
Schwab S&P 500 Index Fund	10,798,358	1,181,303	(50,000)	1,805	2,097,231	14,028,697	181,015	176,303
Schwab Select Large Cap Growth Fund *	5,231,858	1,135,712	(140,000)	(77,707)	545,047	6,694,910	290,957	930,712
						28,185,621
Mid-Cap 2.0%
Schwab U.S. Mid-Cap Index Fund	1,088,306	133,934	—	—	223,094	1,445,334	23,823	18,933
Small-Cap 5.7%
Schwab Small-Cap Equity Fund	2,964,767	633,512	(150,000)	(9,941)	587,646	4,025,984	203,951	13,512
						33,656,939

International Stocks 25.4%
Developed Markets 25.4%
Schwab Fundamental International Large Company Index Fund	638,893	134,498	—	—	86,007	859,398	79,648	24,498
Schwab International Core Equity Fund	5,604,520	649,230	—	—	961,820	7,215,570	627,987	165,231
Schwab International Opportunities Fund	7,319,619	1,567,816	—	—	1,070,267	9,957,702	497,885	148,816
						18,032,670

Real Estate 6.4%
Global Real Estate 6.4%
Schwab Global Real Estate Fund	3,465,840	877,608	(60,000)	(26,769)	260,056	4,516,735	768,152	69,608

Fixed Income 1.7%
Intermediate-Term Bond 1.2%
Schwab U.S. Aggregate Bond Index Fund	619,239	189,882	—	—	13,756	822,877	95,572	13,821
Short-Term Bond 0.5%
Schwab Short-Term Bond Index Fund	281,318	71,287	—	—	824	353,429	37,679	6,260
						1,176,306
Total Affiliated Underlying Funds (Cost $51,542,311)	$43,778,663	$7,309,346	($400,000 )	($112,612 )	$6,807,253	$57,382,650		$1,717,258

See financial notes
Schwab Target Funds | Semiannual Report
92

Schwab Target 2060 Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited) (continued)

SECURITY	VALUE AT 10/31/23	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 4/30/24	BALANCE OF SHARES HELD AT 4/30/24	DISTRIBUTIONS RECEIVED(a)
UNAFFILIATED UNDERLYING FUNDS 18.6% OF NET ASSETS

U.S. Stocks 10.9%
Large-Cap 9.0%
ClearBridge Large Cap Growth Fund, Class IS *						$1,941,630	29,607
Dodge & Cox Stock Fund, Class I						4,457,926	17,882
						6,399,556
Small-Cap 1.9%
ClearBridge Small Cap Growth Fund, Class IS *						1,330,226	34,399
						7,729,782

International Stocks 5.7%
Emerging Markets 5.7%
Goldman Sachs Emerging Markets Equity Insights Fund, Institutional Class						4,042,688	471,176

Fixed Income 2.0%
Intermediate-Term Bond 1.4%
Loomis Sayles Investment Grade Bond Fund, Class Y						823,922	86,004
Western Asset Core Plus Bond Fund, Class I						146,085	16,214
						970,007
International Bond 0.6%
PIMCO International Bond Fund (U.S. Dollar-Hedged), Institutional Class						453,322	46,305
						1,423,329
Total Unaffiliated Underlying Funds (Cost $12,333,712)						$13,195,799
Total Investments in Securities (Cost $63,876,023)						$70,578,449

*	Non-income producing security.
(a)
Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable (see financial note 2(d) for additional information).

At April 30, 2024, all of the fund’s investment securities were classified as Level 1 (see financial note 2(a) for additional information).
See financial notes
93
Schwab Target Funds | Semiannual Report

Schwab Target 2060 Fund
Statement of Assets and Liabilities

As of April 30, 2024; unaudited
Assets
Investments in securities, at value - affiliated issuers (cost $51,542,311)		$57,382,650
Investments in securities, at value - unaffiliated issuers (cost $12,333,712)		13,195,799
Cash		588,896
Receivables:
Fund shares sold		47,222
Dividends		5,982
Due from investment adviser		5,726
Prepaid expenses	+	7,546
Total assets		71,233,821

Liabilities
Payables:
Investments bought		245,996
Fund shares redeemed		1,893
Accrued expenses	+	21,359
Total liabilities		269,248
Net assets		$70,964,573

Net Assets by Source
Capital received from investors		$64,277,822
Total distributable earnings	+	6,686,751
Net assets		$70,964,573

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$70,964,573		4,908,331		$14.46

See financial notes
Schwab Target Funds | Semiannual Report
94

Schwab Target 2060 Fund
Statement of Operations

For the period November 1, 2023 through April 30, 2024; unaudited
Investment Income
Dividends received from securities - affiliated issuers		$733,904
Dividends received from securities - unaffiliated issuers		187,034
Other interest	+	5,912
Total investment income		926,850

Expenses
Professional fees		11,419
Registration fees		10,174
Portfolio accounting fees		5,603
Shareholder reports		4,082
Independent trustees’ fees		2,954
Transfer agent fees		482
Other expenses	+	1,261
Total expenses		35,975
Expense reduction	–	35,975
Net expenses	–	—
Net investment income		926,850

REALIZED AND UNREALIZED GAINS (LOSSES)
Realized capital gain distributions received from underlying funds - affiliated issuers		983,354
Realized capital gain distributions received from underlying funds - unaffiliated issuers		304,351
Net realized losses on sales of securities - affiliated issuers		(112,612)
Net realized losses on sales of securities - unaffiliated issuers	+	(8,319)
Net realized gains		1,166,774
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers		6,807,253
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers	+	1,374,290
Net change in unrealized appreciation (depreciation)	+	8,181,543
Net realized and unrealized gains		9,348,317
Increase in net assets resulting from operations		$10,275,167
See financial notes
95
Schwab Target Funds | Semiannual Report

Schwab Target 2060 Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	11/1/23-4/30/24		11/1/22-10/31/23
Net investment income		$926,850	$744,958
Net realized gains		1,166,774	551,162
Net change in unrealized appreciation (depreciation)	+	8,181,543	1,905,393
Increase in net assets resulting from operations		$10,275,167	$3,201,513

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($2,026,592 )	($2,434,558 )

TRANSACTIONS IN FUND SHARES
	11/1/23-4/30/24			11/1/22-10/31/23
		SHARES	VALUE	SHARES	VALUE
Shares sold		817,394	$11,629,261	1,409,211	$18,306,037
Shares reinvested		141,021	1,978,525	197,532	2,368,404
Shares redeemed	+	(364,771)	(5,152,940)	(533,948)	(6,921,007)
Net transactions in fund shares		593,644	$8,454,846	1,072,795	$13,753,434

SHARES OUTSTANDING AND NET ASSETS
	11/1/23-4/30/24			11/1/22-10/31/23
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		4,314,687	$54,261,152	3,241,892	$39,740,763
Total increase	+	593,644	16,703,421	1,072,795	14,520,389
End of period		4,908,331	$70,964,573	4,314,687	$54,261,152
See financial notes
Schwab Target Funds | Semiannual Report
96

Schwab Target 2065 Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	11/1/23– 4/30/24*	11/1/22– 10/31/23	11/1/21– 10/31/22	2/26/21[1]– 10/31/21
Per-Share Data
Net asset value at beginning of period	$8.94	$8.63	$11.33	$10.00
Income (loss) from investment operations:
Net investment income (loss)[2]	0.14	0.12	0.11	0.03
Net realized and unrealized gains (losses)	1.54	0.61	(2.51)	1.30
Total from investment operations	1.68	0.73	(2.40)	1.33
Less distributions:
Distributions from net investment income	(0.18)	(0.13)	(0.30)	—
Distributions from net realized gains	(0.15)	(0.29)	—	—
Total distributions	(0.33)	(0.42)	(0.30)	—
Net asset value at end of period	$10.29	$8.94	$8.63	$11.33
Total return	18.90%[3]	8.75%	(21.78%)	13.30%[3]
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[4]	0.00%[5]	0.00%	0.00%[6]	0.00%[5]
Gross operating expenses[4]	0.39%[5]	0.70%	1.10%[6]	1.90%[5]
Net investment income (loss)	2.76%[5]	1.32%	1.17%	0.35%[5]
Portfolio turnover rate	3%[3]	4%	26%	34%[3]
Net assets, end of period (x 1,000)	$18,677	$12,391	$6,611	$4,489

*	Unaudited.
[1]	Commencement of operations.
[2]	Calculated based on the average shares outstanding during the period.
[3]	Not annualized.
[4]	Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds.
[5]	Annualized.
[6]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes
97
Schwab Target Funds | Semiannual Report

Schwab Target 2065 Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date, including a summary of the fund’s transactions with its affiliated underlying funds during the period.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website.

SECURITY	VALUE AT 10/31/23	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 4/30/24	BALANCE OF SHARES HELD AT 4/30/24	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 81.6% OF NET ASSETS

U.S. Stocks 48.5%
Large-Cap 40.5%
Schwab Core Equity Fund	$582,206	$190,200	$—	$—	$95,400	$867,806	40,819	$20,200
Schwab Fundamental US Large Company Index Fund	748,089	273,555	(30,000)	776	133,972	1,126,392	44,486	16,555
Schwab S&P 500 Index Fund	2,486,454	811,652	(100,000)	361	499,747	3,698,214	47,719	41,652
Schwab Select Large Cap Growth Fund *	1,244,400	591,371	(90,000)	(30,971)	149,625	1,864,425	81,027	229,370
						7,556,837
Mid-Cap 2.0%
Schwab U.S. Mid-Cap Index Fund	261,864	64,556	—	—	53,709	380,129	6,266	4,556
Small-Cap 6.0%
Schwab Small-Cap Equity Fund	706,178	263,369	—	—	140,417	1,109,964	56,229	3,368
						9,046,930

International Stocks 25.9%
Developed Markets 25.9%
Schwab Fundamental International Large Company Index Fund	156,185	77,980	—	—	20,792	254,957	23,629	5,980
Schwab International Core Equity Fund	1,260,255	462,693	(40,000)	(98)	235,248	1,918,098	166,936	39,693
Schwab International Opportunities Fund	1,737,438	752,260	(90,000)	(39,150)	297,878	2,658,426	132,921	36,261
						4,831,481

Real Estate 6.5%
Global Real Estate 6.5%
Schwab Global Real Estate Fund	791,831	376,118	—	—	48,941	1,216,890	206,954	18,120

Fixed Income 0.7%
Intermediate-Term Bond 0.2%
Schwab U.S. Aggregate Bond Index Fund	63,104	22,436	(40,000)	(1,602)	4,029	47,967	5,571	1,429
Short-Term Bond 0.5%
Schwab Short-Term Bond Index Fund	69,925	16,546	—	—	258	86,729	9,246	1,540
						134,696
Total Affiliated Underlying Funds (Cost $14,523,398)	$10,107,929	$3,902,736	($390,000 )	($70,684 )	$1,680,016	$15,229,997		$418,724

See financial notes
Schwab Target Funds | Semiannual Report
98

Schwab Target 2065 Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited) (continued)

SECURITY	VALUE AT 10/31/23	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 4/30/24	BALANCE OF SHARES HELD AT 4/30/24	DISTRIBUTIONS RECEIVED(a)
UNAFFILIATED UNDERLYING FUNDS 17.9% OF NET ASSETS

U.S. Stocks 10.6%
Large-Cap 8.8%
ClearBridge Large Cap Growth Fund, Class IS *						$443,605	6,764
Dodge & Cox Stock Fund, Class I						1,193,682	4,788
						1,637,287
Small-Cap 1.8%
ClearBridge Small Cap Growth Fund, Class IS *						347,618	8,989
						1,984,905

International Stocks 6.0%
Emerging Markets 6.0%
Goldman Sachs Emerging Markets Equity Insights Fund, Institutional Class						1,122,162	130,788

Fixed Income 1.3%
Intermediate-Term Bond 0.9%
Loomis Sayles Investment Grade Bond Fund, Class Y						165,911	17,318
International Bond 0.4%
PIMCO International Bond Fund (U.S. Dollar-Hedged), Institutional Class						74,349	7,594
						240,260
Total Unaffiliated Underlying Funds (Cost $3,273,323)						$3,347,327
Total Investments in Securities (Cost $17,796,721)						$18,577,324

*	Non-income producing security.
(a)
Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable (see financial note 2(d) for additional information).

At April 30, 2024, all of the fund’s investment securities were classified as Level 1 (see financial note 2(a) for additional information).
See financial notes
99
Schwab Target Funds | Semiannual Report

Schwab Target 2065 Fund
Statement of Assets and Liabilities

As of April 30, 2024; unaudited
Assets
Investments in securities, at value - affiliated issuers (cost $14,523,398)		$15,229,997
Investments in securities, at value - unaffiliated issuers (cost $3,273,323)		3,347,327
Cash		216,078
Receivables:
Fund shares sold		33,400
Due from investment adviser		5,301
Dividends		710
Prepaid expenses	+	13,838
Total assets		18,846,651

Liabilities
Payables:
Investments bought		134,709
Fund shares redeemed		14,421
Accrued expenses	+	20,054
Total liabilities		169,184
Net assets		$18,677,467

Net Assets by Source
Capital received from investors		$17,952,331
Total distributable earnings	+	725,136
Net assets		$18,677,467

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$18,677,467		1,815,081		$10.29

See financial notes
Schwab Target Funds | Semiannual Report
100

Schwab Target 2065 Fund
Statement of Operations

For the period November 1, 2023 through April 30, 2024; unaudited
Investment Income
Dividends received from securities - affiliated issuers		$176,377
Dividends received from securities - unaffiliated issuers		44,895
Other interest	+	1,774
Total investment income		223,046

Expenses
Professional fees		11,351
Registration fees		8,731
Portfolio accounting fees		5,462
Independent trustees’ fees		2,908
Shareholder reports		1,718
Transfer agent fees		409
Other expenses	+	1,151
Total expenses		31,730
Expense reduction	–	31,730
Net expenses	–	—
Net investment income		223,046

REALIZED AND UNREALIZED GAINS (LOSSES)
Realized capital gain distributions received from underlying funds - affiliated issuers		242,347
Realized capital gain distributions received from underlying funds - unaffiliated issuers		71,192
Net realized losses on sales of securities - affiliated issuers		(70,684)
Net realized gains on sales of securities - unaffiliated issuers	+	901
Net realized gains		243,756
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers		1,680,016
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers	+	323,384
Net change in unrealized appreciation (depreciation)	+	2,003,400
Net realized and unrealized gains		2,247,156
Increase in net assets resulting from operations		$2,470,202
See financial notes
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Schwab Target 2065 Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	11/1/23-4/30/24		11/1/22-10/31/23
Net investment income		$223,046	$133,312
Net realized gains		243,756	94,869
Net change in unrealized appreciation (depreciation)	+	2,003,400	221,731
Increase in net assets resulting from operations		$2,470,202	$449,912

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($492,579 )	($358,283 )

TRANSACTIONS IN FUND SHARES
	11/1/23-4/30/24			11/1/22-10/31/23
		SHARES	VALUE	SHARES	VALUE
Shares sold		595,906	$6,042,338	751,424	$6,932,354
Shares reinvested		47,498	474,024	40,172	342,268
Shares redeemed	+	(214,532)	(2,207,754)	(171,622)	(1,585,540)
Net transactions in fund shares		428,872	$4,308,608	619,974	$5,689,082

SHARES OUTSTANDING AND NET ASSETS
	11/1/23-4/30/24			11/1/22-10/31/23
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		1,386,209	$12,391,236	766,235	$6,610,525
Total increase	+	428,872	6,286,231	619,974	5,780,711
End of period		1,815,081	$18,677,467	1,386,209	$12,391,236
See financial notes
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Financial Notes, unaudited

1. Business Structure of the Funds:
Each of the funds in this report is a series of Schwab Capital Trust (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:
SCHWAB CAPITAL TRUST
Schwab Target 2010 Fund	Schwab Dividend Equity Fund
Schwab Target 2015 Fund	Schwab Large-Cap Growth Fund
Schwab Target 2020 Fund	Schwab Small-Cap Equity Fund
Schwab Target 2025 Fund	Schwab Health Care Fund
Schwab Target 2030 Fund	Schwab International Core Equity Fund
Schwab Target 2035 Fund	Schwab Fundamental US Large Company Index Fund
Schwab Target 2040 Fund	Schwab Fundamental US Small Company Index Fund
Schwab Target 2045 Fund	Schwab Fundamental International Large Company Index Fund
Schwab Target 2050 Fund	Schwab Fundamental International Small Company Index Fund
Schwab Target 2055 Fund	Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Target 2060 Fund	Schwab Fundamental Global Real Estate Index Fund
Schwab Target 2065 Fund	Schwab Target 2010 Index Fund
Schwab S&P 500 Index Fund	Schwab Target 2015 Index Fund
Schwab Small-Cap Index Fund®	Schwab Target 2020 Index Fund
Schwab Total Stock Market Index Fund®	Schwab Target 2025 Index Fund
Schwab U.S. Large-Cap Growth Index Fund	Schwab Target 2030 Index Fund
Schwab U.S. Large-Cap Value Index Fund	Schwab Target 2035 Index Fund
Schwab U.S. Mid-Cap Index Fund	Schwab Target 2040 Index Fund
Schwab International Index Fund®	Schwab Target 2045 Index Fund
Schwab MarketTrack All Equity Portfolio™	Schwab Target 2050 Index Fund
Schwab MarketTrack Growth Portfolio™	Schwab Target 2055 Index Fund
Schwab MarketTrack Balanced Portfolio™	Schwab Target 2060 Index Fund
Schwab MarketTrack Conservative Portfolio™	Schwab Target 2065 Index Fund
Schwab International Opportunities Fund	Schwab Monthly Income Fund - Target Payout
Schwab Balanced Fund	Schwab Monthly Income Fund - Flexible Payout
Schwab Core Equity Fund	Schwab Monthly Income Fund - Income Payout
Each of the Schwab Target Funds is considered a “fund of funds” because it invests in other mutual funds or exchange-traded funds (ETFs). Each of the funds seeks to achieve its investment objective by investing primarily in a combination of other affiliated Schwab mutual funds. Each fund may also invest in affiliated Schwab ETFs and unaffiliated third party mutual funds and ETFs (referred to herein as unaffiliated funds and, together with Schwab Funds and Schwab ETFs, as the underlying funds). Each fund invests in the underlying funds in accordance with its target portfolio allocation.
Each fund in this report offers one share class.  Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the funds’ Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law. The "Fund Complex" includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust.
Investment Objectives
Each of the Schwab Target Funds seek to provide capital appreciation and income consistent with its current asset allocation.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
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Schwab Target Funds
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
The financial statements of the funds should be read in conjunction with the underlying funds’ financial statements. For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports, which are filed with the U.S. Securities and Exchange Commission (SEC) and are available on the SEC’s website at www.sec.gov.
(a) Security Valuation:
Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated authority to a Valuation Designee, the funds’ investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in the funds’ portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
● Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes.
● Mutual funds: Mutual funds are valued at their respective NAVs.
● Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value a fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
● Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, ETFs and futures contracts. Mutual funds and ETFs are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2 or Level 3 in the fair value hierarchy.
● Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include forward foreign currency exchange contracts, U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
● Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices
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Schwab Target Funds
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore a fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the funds’ investments as of April 30, 2024, are disclosed in each fund’s Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Cash Investments: The funds may invest a portion of their assets in cash. Cash includes cash bank balances in an interest-bearing demand deposit account with maturity on demand by the funds.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
(d) Investment Income:
Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date). Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
(e) Expenses:
Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to more than one fund in the trusts generally are allocated among those funds in proportion to their average daily net assets. Each fund bears its share of the acquired fund fees and expenses of the underlying funds, which are indirect expenses incurred by a fund through its investments in the underlying funds. Such expenses are reflected in the net asset values of the underlying funds.
(f) Distributions to Shareholders:
The funds make distributions from net investment income and net realized capital gains, if any, once a year. To receive a distribution, you must be a registered shareholder on the record date. Distributions are paid to shareholders on the payable date.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.
(i) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.
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Schwab Target Funds
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(j) Regulatory Update:
Effective January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these rule and form amendment changes on the content of the current shareholder report and the newly created annual and semiannual streamlined shareholder reports.

3. Risk Factors:
Investing in the funds may involve certain risks, as discussed in the funds’ prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.
Asset Allocation Risk. The funds are subject to the risk that the selection of the underlying funds and the allocation of a fund’s assets among the various asset classes and market segments may cause the funds to underperform other funds with a similar investment objective. The funds are not managed to maximize tax efficiency for taxable shareholder accounts. Investors should consider whether the funds are an appropriate investment in light of their current financial position and retirement needs.
Conflicts of Interest Risk. The investment adviser’s authority to select and substitute underlying funds from a variety of affiliated and unaffiliated mutual funds and ETFs may create a conflict of interest because the fees paid to it and its affiliates by some underlying funds are higher than the fees paid by other underlying funds. The investment adviser also may have an incentive to select an affiliated underlying fund for other reasons, including to increase assets under management or to support new investment strategies. In addition, other conflicts of interest may exist where the best interests of the affiliated underlying fund may not be aligned with those of a fund. However, the investment adviser is a fiduciary to each fund and is legally obligated to act in each fund’s best interests when selecting underlying funds.
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters and epidemics, may also negatively affect the financial markets. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that an investor could lose money over short or long periods.
Exchange-Traded Fund (ETF) Risk. When a fund invests in an ETF, it will bear a proportionate share of the ETF’s expenses. In addition, lack of liquidity in the market for an ETF’s shares can result in its value being more volatile than the underlying portfolio of securities.
Direct Investment Risk. The funds may invest directly in cash, cash equivalents and equity and fixed-income securities, including money market securities, to maintain their allocations. A fund’s direct investment in these securities is subject to the same or similar risks as an underlying fund’s investment in the same securities.
Underlying Fund Investment Risk. Before investing in the funds, investors should assess the risks associated with the underlying funds in which the funds may invest, which include any combination of the risks described below.
● Investment Risk. The funds may experience losses with respect to their investment in an underlying fund. Further, there is no guarantee that an underlying fund will be able to achieve its objective.
● Management Risk. Generally, the underlying funds are actively managed mutual funds. Any actively managed mutual fund is subject to the risk that its investment adviser (or subadviser(s)) will make poor security selections.  An underlying fund’s adviser applies its own investment techniques and risk analyses in making investment decisions for the underlying fund, but there can be no guarantee that they will produce the desired results.
● Fixed-Income Risk. Interest rates rise and fall over time, which will affect an underlying fund’s yield and share price. A change in a central bank’s monetary policy or economic conditions, among other things, may result in a change in interest rates. A rise in interest rates could cause an underlying fund’s share price to fall. The credit quality of a portfolio investment could also cause an underlying fund’s share price to fall. An underlying fund could lose money if the issuer or guarantor of a portfolio investment or the counterparty to a derivatives contract fails to make timely principal or interest payments or otherwise honor its obligations. Fixed-income securities may be paid off earlier or later than expected. Either situation could cause an
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Schwab Target Funds
Financial Notes, unaudited (continued)

3. Risk Factors (continued):
underlying fund to hold securities paying lower-than-market rates of interest, which could hurt an underlying fund’s yield or share price. Below investment-grade bonds (junk bonds) involve greater credit risk, are more volatile, involve greater risk of price declines and may be more susceptible to economic downturns than investment-grade securities.
● Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.
● Market Capitalization Risk. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. During a period when securities of a particular market capitalization fall behind other types of investments, an underlying fund’s performance could be impacted.
● Money Market Fund Risk. The funds may invest in underlying money market funds that either seek to maintain a stable $1.00 net asset value (“stable share price money market funds”) or that have a share price that fluctuates (“variable share price money market funds”). Although an underlying stable share price money market fund seeks to maintain a stable $1.00 net asset value, it is possible to lose money by investing in such a money market fund. Because the share price of an underlying variable share price money market fund will fluctuate, when a fund sells the shares it owns they may be worth more or less than what the fund originally paid for them. In addition, neither type of money market fund is designed to offer capital appreciation. Certain underlying money market funds may impose a fee upon the sale of shares under certain circumstances.
● ETF Risk. When an underlying fund invests in an ETF, it will bear a proportionate share of the ETF’s expenses. In addition, lack of liquidity in the market for an ETF’s shares can result in its value being more volatile than the underlying portfolio of securities.
● Foreign Investment Risk. An underlying fund’s investments in securities of foreign issuers involve certain risks that may be greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of an underlying fund’s investments, and could impair the underlying fund’s ability to meet its investment objective or invest in accordance with its investment strategy. There is a risk that investments in securities denominated in, and/or receiving revenues in, foreign currencies will decline in value relative to the U.S. dollar.
● Emerging Markets Risk. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting, auditing, financial reporting and recording requirements and greater risk associated with the custody of securities. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in developed countries. As a result, there may be an increased risk of illiquidity and price volatility associated with an underlying fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar, and, at times, it may be difficult to value such investments.
● Derivatives Risk. An underlying fund may use derivatives to enhance returns or hedge against market declines. Examples of derivatives are options, futures, options on futures, forward contracts and swaps. An option is the right, but not the obligation, to buy or sell an instrument at a specific price on or before a specific date. A future is an agreement to buy or sell a financial instrument at a specific price on a specific day. A forward contract is an over-the-counter derivative transaction between two parties to buy or sell a specified amount of an underlying reference at a specified price (or rate) on a specified date in the future. A forward foreign currency contract is a derivative (forward contract) in which the underlying reference is a country’s or region’s currency. A swap is an agreement whereby two parties agree to exchange payment streams calculated in relation to a rate, index, instrument or certain securities and a predetermined amount. A credit default swap is an agreement in which the seller agrees to make a payment to the buyer in the event of a specified credit event in exchange for a fixed payment or series of fixed payments.
An underlying fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Certain of these risks, such as leverage risk, liquidity risk, market risk, counterparty risk and management risk are discussed elsewhere in this section. An underlying fund’s use of derivatives is also subject to lack of availability risk, valuation risk, correlation risk and tax risk. Counterparty risk is the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations either because the financial condition of the counterparty declines, or because the counterparty is otherwise unable or unwilling to perform under the contract. Lack of
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Schwab Target Funds
Financial Notes, unaudited (continued)

3. Risk Factors (continued):
availability risk is the risk that suitable derivative transactions may not be available in all circumstances for risk management or other purposes. Valuation risk is the risk that a particular derivative may be valued incorrectly. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of derivatives may cause an underlying fund to realize higher amounts of short-term capital gains. An underlying fund’s use of derivatives could reduce the underlying fund’s performance, increase its volatility, and could cause the underlying fund to lose more than the initial amount invested. The use of derivatives that are subject to regulation by the Commodity Futures Trading Commission (CFTC) by an underlying fund could cause a fund to become a commodity pool, which would require the fund to comply with certain CFTC rules. An underlying fund’s use of derivatives also could create a risk of counterparty default under certain transactions, risks that a fund would need to liquidate portfolio positions when it may not be advantageous to do so in order to meet margin and payment obligations, and legal risks relating to insufficient documentation, insufficient capacity or authority of a counterparty, or legality or enforceability of a contract.
● Leverage Risk. Certain underlying fund transactions, such as derivatives transactions, short sales, reverse repurchase agreements, and mortgage dollar rolls, may give rise to a form of leverage and may expose an underlying fund to greater risk. Leverage tends to magnify the effect of any decrease or increase in the value of an underlying fund’s portfolio securities, which means even a small amount of leverage can have a disproportionately large impact on the underlying fund.
● Liquidity Risk. An underlying fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the underlying fund may have to sell them at a loss.
● Portfolio Turnover Risk. Certain of the underlying funds may buy and sell portfolio securities actively. If they do, their portfolio turnover rate and transaction costs will rise, which may lower the underlying fund’s performance and may increase the likelihood of capital gains distributions.
● Securities Lending Risk. An underlying fund may lend its portfolio securities to brokers, dealers, and other financial institutions. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.
Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.

4. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management, a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to the Investment Advisory and Administration Agreement between the investment adviser and the trust. The investment adviser does not receive a fee for the services it performs for the funds. However, the investment adviser is entitled to receive an annual management fee from each of the affiliated Schwab Funds that serve as underlying funds.
Shareholder Servicing
The Board has adopted a Shareholder Servicing Plan (the Plan) on behalf of the funds.  The Plan enables each fund to bear expenses relating to the provision by financial intermediaries, including Charles Schwab & Co., Inc., a broker-dealer affiliate of the investment adviser (together, service providers), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the funds.  The funds are not subject to any fee under the Plan.
Expense Limitation
The investment adviser and its affiliates have agreed with the funds, for so long as the investment adviser serves as the investment adviser to the funds, in which the agreement may only be amended or terminated with the approval of the Board, to limit the total annual fund operating expenses charged, excluding interest, taxes and certain non-routine expenses to 0.00%.
The agreement to limit the funds’ total expenses charged is limited to each fund’s direct operating expenses and, therefore, does not apply to acquired fund fees and expenses, which are indirect expenses incurred by a fund through its investments in the underlying funds.
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Schwab Target Funds
Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):
Investments in Affiliates
The funds may engage in certain transactions involving affiliated parties.  Pursuant to an exemptive order issued by the SEC, the funds may invest in other affiliated funds.  As of April 30, 2024, each Schwab Target Fund’s ownership percentages of other affiliated funds’ shares are as follows:
UNDERLYING FUNDS	SCHWAB TARGET 2010 FUND	SCHWAB TARGET 2015 FUND	SCHWAB TARGET 2020 FUND	SCHWAB TARGET 2025 FUND	SCHWAB TARGET 2030 FUND	SCHWAB TARGET 2035 FUND	SCHWAB TARGET 2040 FUND	SCHWAB TARGET 2045 FUND	SCHWAB TARGET 2050 FUND	SCHWAB TARGET 2055 FUND	SCHWAB TARGET 2060 FUND	SCHWAB TARGET 2065 FUND
Schwab Core Equity Fund	0.1%	0.1%	0.5%	0.7%	2.3%	1.5%	3.3%	0.9%	1.0%	0.7%	0.2%	0.1%
Schwab Fundamental International Large Company Index Fund	0.0%*	0.0%*	0.1%	0.1%	0.3%	0.2%	0.5%	0.1%	0.1%	0.1%	0.0%*	0.0%*
Schwab Fundamental US Large Company Index Fund	0.0%*	0.0%*	0.1%	0.1%	0.3%	0.3%	0.6%	0.2%	0.2%	0.1%	0.1%	0.0%*
Schwab Global Real Estate Fund	0.4%	0.4%	3.1%	4.9%	13.8%	9.3%	19.4%	5.5%	5.8%	4.5%	1.6%	0.4%
Schwab International Core Equity Fund	0.2%	0.3%	2.2%	3.6%	10.4%	7.3%	16.9%	4.4%	4.7%	3.4%	1.2%	0.3%
Schwab International Opportunities Fund	0.2%	0.2%	1.7%	2.9%	8.3%	5.8%	12.5%	3.4%	3.7%	2.7%	1.0%	0.3%
Schwab S&P 500 Index Fund	0.0%*	0.0%*	0.1%	0.1%	0.2%	0.1%	0.2%	0.1%	0.1%	0.0%*	0.0%*	0.0%*
Schwab Select Large Cap Growth Fund	0.0%*	0.1%	0.4%	0.6%	1.7%	1.2%	2.9%	0.9%	1.2%	0.9%	0.3%	0.1%
Schwab Short-Term Bond Index Fund	0.2%	0.3%	1.6%	2.0%	2.8%	1.2%	1.5%	0.2%	0.2%	0.1%	0.0%*	0.0%*
Schwab Small-Cap Equity Fund	0.1%	0.1%	0.9%	1.4%	4.5%	3.4%	8.2%	2.3%	2.6%	1.9%	0.7%	0.2%
Schwab Treasury Inflation Protected Securities Index Fund	0.1%	0.1%	0.8%	0.9%	0.7%	— %	— %	— %	— %	— %	— %	— %
Schwab U.S. Aggregate Bond Index Fund	0.3%	0.3%	1.7%	2.1%	3.0%	1.2%	1.5%	0.2%	0.1%	0.1%	0.0%*	0.0%*
Schwab U.S. Mid Cap Index Fund	0.0%*	0.0%*	0.3%	0.5%	1.0%	0.7%	1.4%	0.4%	0.4%	0.3%	0.1%	0.0%*
Schwab Variable Share Price Money Fund, Ultra Shares	0.0%*	0.0%*	0.1%	0.1%	0.2%	0.1%	0.1%	0.0%*	0.0%*	— %	— %	— %

*	Less than 0.05%
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other funds in the Fund Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The funds had no interfund borrowing or lending activity during the period.

5. Board of Trustees:
The Board may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trusts were in compliance with these limitations throughout the report period. The funds did not pay any of these interested persons for their services as trustees, but did pay non-interested persons (independent trustees), as noted in each fund’s Statement of Operations. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.
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Financial Notes, unaudited (continued)

 6. Borrowing from Banks:
During the period, the funds were participants with other funds in the Fund Complex in a joint, syndicated, committed $1 billion line of credit (the Syndicated Credit Facility), maturing on September 26, 2024. Under the terms of the Syndicated Credit Facility, in addition to interest charged on any borrowings by a fund, each fund paid a commitment fee of 0.15% per annum on the funds’ proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the funds were participants with other funds in the Fund Complex in a joint, unsecured, uncommitted $400 million line of credit (the Uncommitted Credit Facility), with State Street Bank and Trust Company, maturing on September 26, 2024. Under the terms of the Uncommitted Credit Facility, each fund pays interest on the amount a fund borrows. There were no borrowings by any of the funds from either line of credit during the period.
The funds also have access to custodian overdraft facilities. A fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed in each fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Purchases and Sales of Investment Securities:
For the period ended April 30, 2024, purchases and sales of securities (excluding short-term obligations) were as follows:
	PURCHASES OF SECURITIES	SALES OF SECURITIES
Schwab Target 2010 Fund	$2,477,984	$5,766,158
Schwab Target 2015 Fund	2,698,493	6,776,038
Schwab Target 2020 Fund	15,832,789	45,255,098
Schwab Target 2025 Fund	33,977,707	69,820,897
Schwab Target 2030 Fund	68,478,428	95,904,951
Schwab Target 2035 Fund	36,888,908	31,161,312
Schwab Target 2040 Fund	63,442,320	66,848,931
Schwab Target 2045 Fund	16,487,321	9,218,157
Schwab Target 2050 Fund	15,234,036	2,747,118
Schwab Target 2055 Fund	15,547,062	2,729,000
Schwab Target 2060 Fund	9,017,754	520,000
Schwab Target 2065 Fund	4,772,824	460,000

8. Federal Income Taxes:
As of April 30, 2024, the tax basis cost of the funds’ investments and gross unrealized appreciation and depreciation were as follows:
	TAX COST	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)
Schwab Target 2010 Fund	$40,695,603	$5,249,921	($2,973,574 )	$2,276,347
Schwab Target 2015 Fund	45,297,886	7,383,259	(3,498,476)	3,884,783
Schwab Target 2020 Fund	289,261,927	54,471,471	(23,426,361)	31,045,110
Schwab Target 2025 Fund	404,050,183	73,301,251	(28,486,402)	44,814,849
Schwab Target 2030 Fund	789,907,596	209,978,497	(50,840,504)	159,137,993
Schwab Target 2035 Fund	472,952,110	116,256,750	(25,984,745)	90,272,005
Schwab Target 2040 Fund	863,699,468	275,838,955	(38,395,495)	237,443,460
Schwab Target 2045 Fund	237,141,471	46,167,298	(10,449,333)	35,717,965
Schwab Target 2050 Fund	245,072,824	45,013,836	(9,467,488)	35,546,348
Schwab Target 2055 Fund	174,518,725	29,210,174	(6,564,728)	22,645,446
Schwab Target 2060 Fund	65,170,795	6,887,112	(1,479,458)	5,407,654
Schwab Target 2065 Fund	18,163,266	699,409	(285,351)	414,058
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Financial Notes, unaudited (continued)

8. Federal Income Taxes (continued):
The tax basis components of distributions and components of distributable earnings on a tax basis are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of April 30, 2024. The tax basis components of distributions paid during the fiscal year ended October 31, 2023 were as follows:
	PRIOR FISCAL YEAR END DISTRIBUTIONS
	ORDINARY INCOME	LONG-TERM CAPITAL GAINS
Schwab Target 2010 Fund	$1,132,493	$967,218
Schwab Target 2015 Fund	1,400,648	2,120,089
Schwab Target 2020 Fund	9,076,587	12,917,591
Schwab Target 2025 Fund	10,833,138	16,188,114
Schwab Target 2030 Fund	17,801,309	40,196,703
Schwab Target 2035 Fund	8,906,155	25,076,641
Schwab Target 2040 Fund	16,978,583	58,196,328
Schwab Target 2045 Fund	3,497,260	12,086,725
Schwab Target 2050 Fund	3,437,553	12,710,747
Schwab Target 2055 Fund	2,250,258	8,696,308
Schwab Target 2060 Fund	660,373	1,774,185
Schwab Target 2065 Fund	122,241	236,042
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts in the financial statements. The funds may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
As of October 31, 2023, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in each fund’s Statement of Operations. During the fiscal year ended October 31, 2023, the funds did not incur any interest or penalties.

9. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
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Trustees and Officers

The tables below give information about the trustees and officers of Schwab Capital Trust, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 106 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the funds’ Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Michael J. Beer 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2022)	Retired. Director, President and Chief Executive Officer (Dec. 2016 – Sept. 2019), Principal Funds (investment management).	106	Director (2016 – 2019), Principal Funds, Inc.
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor.	106	None
Nancy F. Heller 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Retired.	106	None
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	106	Director (2004 – present), Corcept Therapeutics Incorporated Director (2009 – 2021), Adamas Pharmaceuticals, Inc. Director (2003 – 2019), Symantec Corporation
Jane P. Moncreiff 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2019)	Consultant (2018 – present), Fulham Advisers LLC (management consulting); Chief Investment Officer (2009 – 2017), CareGroup Healthcare System, Inc. (healthcare).	106	None
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Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant (2008 – present), Patmore Management Consulting (management consulting).	106	None
J. Derek Penn 1957 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2021)	Head of Equity Sales and Trading (2006 – 2018), BNY Mellon (financial services).	106	None

Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)
Co-Chairman of the Board (July 2022 – present), Director and Chief
Executive Officer (Oct. 2008 – present) and President
(Feb. 2007 – Oct. 2021), The Charles Schwab Corporation; President and
Chief Executive Officer (Oct. 2008 – Oct. 2021) and Director
(May 2008 – Oct. 2021), Charles Schwab & Co., Inc.; Co-Chairman of the
Board (July 2022 – present) and Director (Apr. 2006 – present), Charles
Schwab Bank, SSB; Co-Chairman of the Board (July 2022 – present) and
Director (Nov. 2017 – present), Charles Schwab Premier Bank, SSB;
Co-Chairman of the Board (July 2022 – present) and Director
(July 2019 – present), Charles Schwab Trust Bank; Director
(May 2008 – present), Chief Executive Officer (Aug. 2017 – present) and
President (Aug. 2017 – Nov. 2021), Schwab Holdings, Inc.; Manager
(Sept. 2023 – present), TD Ameritrade Holding LLC; Director
(Oct. 2020 – Aug. 2023), TD Ameritrade Holding Corporation; Director
(July 2016 – Oct. 2021), Charles Schwab Investment Management, Inc.
		106	Director (2008 – present), The Charles Schwab Corporation
Richard A. Wurster[2] 1973 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2022)
President (Oct. 2021 – present) and Executive Vice President – Schwab
Asset Management Solutions (Apr. 2019 – Oct. 2021), The Charles
Schwab Corporation; President, Director (Oct. 2021 – present), Executive
Vice President – Schwab Asset Management Solutions
(July 2019 – Oct. 2021) and Senior Vice President – Advisory
(May 2016 – July 2019), Charles Schwab & Co., Inc.; President
(Nov. 2021 – present), Schwab Holdings, Inc.; Director
(Oct. 2021 – present) and Chief Executive Officer (Nov. 2019 – Jan. 2022),
Charles Schwab Investment Management, Inc.; Director, Chief Executive
Officer and President (Mar. 2018 – Oct. 2022), Charles Schwab Investment
Advisory, Inc.; Chief Executive Officer (July 2016 – Apr. 2018) and
President (Mar. 2017 – Apr. 2018), ThomasPartners, Inc.; Chief Executive
Officer (July 2016 – Apr. 2018), Windhaven Investment Management, Inc.
		106	None

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Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Omar Aguilar
1970
Chief Executive Officer, President and Chief Investment
Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2011)

Chief Executive Officer (Jan. 2022 – present), President (Oct. 2023 – present), (Chief
Investment Officer (Apr. 2011 – present) and Senior Vice President (Apr. 2011 – Jan. 2022),
Charles Schwab Investment Management, Inc.; Director, Chief Executive Officer and
President (Oct. 2022 – present), Charles Schwab Investment Advisory, Inc.; Chief Executive
Officer (Sept. 2023 – present), President (Oct. 2023 – present), Chief Investment Officer
(June 2011 – present) and Vice President (June 2011 – Sept. 2023), Schwab Funds, Laudus
Trust and Schwab ETFs.

Mark Fischer
1970
Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2013)

Chief Operating Officer (Dec. 2020 – present) and Treasurer and Chief Financial Officer
(Jan. 2016 – Dec. 2022), Schwab Funds, Laudus Trust and Schwab ETFs; Chief Financial
Officer (Mar. 2020 – present), Chief Operating Officer (Oct. 2023 – present), Managing
Director (Mar. 2023 – present) and Vice President (Oct. 2013 – Mar. 2023), Charles Schwab
Investment Management, Inc.

Dana Smith
1965
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2023)

Treasurer and Chief Financial Officer (Jan. 2023 – present) and Assistant Treasurer
(Dec. 2015 – Dec. 2022), Schwab Funds, Laudus Trust and Schwab ETFs; Managing Director
(Mar. 2023 – present), Vice President (Mar. 2022 – Mar. 2023) and Director
(Oct. 2015 – Mar. 2022), Charles Schwab Investment Management, Inc.; Managing Director
(May 2022 – present) and Vice President (Apr. 2022 – May 2022), Charles Schwab & Co., Inc.

Patrick Cassidy
1964
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2018)

Chief Investment Officer (Oct. 2023 – present) and Vice President (Feb. 2018 – present),
Schwab Funds, Laudus Trust and Schwab ETFs; Managing Director (Mar. 2023 – present),
Chief Investment Officer (Oct. 2023 – present), and Senior Vice President
(Oct. 2012 – Mar. 2023), Charles Schwab Investment Management, Inc.

William P. McMahon, Jr.
1972
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2021)

Managing Director (Mar. 2023 – present), Senior Vice President (Jan. 2020 – Mar. 2023) and
Chief Investment Officer (Jan. 2020 – present) Charles Schwab Investment
Management, Inc.; Vice President and Chief Investment Officer (June 2021 – present),
Schwab Funds, Laudus Trust and Schwab ETFs; Senior Vice President and Chief Investment
Officer – ThomasPartners Strategies (Apr. 2018 – Dec. 2019), Charles Schwab Investment
Advisory, Inc.; Senior Vice President and Chief Investment Officer (May 2001 – Apr. 2018),
ThomasPartners, Inc.

Catherine MacGregor
1964
Chief Legal Officer and Secretary, Schwab Funds and
Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Trust
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios and Laudus Trust since 2005; Schwab Strategic
Trust since 2009)

Chief Legal Officer (Mar. 2022 – present), Managing Director (Mar. 2023 – present) and Vice
President (Sept. 2005 – Mar. 2023), Charles Schwab Investment Management, Inc.;
Managing Director (May 2022 – present) and Vice President (Aug. 2005 – May 2022), Charles
Schwab & Co., Inc.; Vice President (Dec. 2005 – present) and Chief Legal Officer and Clerk
(Mar. 2007 – present), Laudus Trust; Chief Legal Officer and Secretary (Oct. 2021 – present),
Vice President (Nov. 2005 – Oct. 2021) and Assistant Secretary (June 2007 – Oct. 2021),
Schwab Funds; Chief Legal Officer and Secretary (Oct. 2021 – present), Vice President and
Assistant Secretary (Oct. 2009 – Oct. 2021), Schwab ETFs.

1
Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
2
Mr. Bettinger and Mr. Wurster are Interested Trustees. Mr. Bettinger and Mr. Wurster are Interested Trustees because each owns stock of The Charles Schwab Corporation (CSC), the parent company of Charles Schwab Investment Management, Inc., the investment adviser for the trusts in the Fund Complex, and is an employee of Charles Schwab & Co., Inc. (Schwab), the principal underwriter for The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust.
3
The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.
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Glossary

asset allocation The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.
asset class A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.
Bloomberg US Aggregate Bond Index An index that is a broad-based benchmark measuring the performance of the U.S. investment grade, taxable bond market, including U.S. Treasuries, government-related and corporate bonds, mortgage pass-through securities, commercial mortgage-backed securities, and asset-backed securities that are publicly available for sale in the United States. To be eligible for inclusion in the index, securities must be fixed rate, non-convertible, U.S. dollar-denominated with at least $300 million or more of outstanding face value and have one or more years remaining to maturity. The index excludes certain types of securities, including tax-exempt state and local government series bonds, structured notes embedded with swaps or other special features, private placements, floating rate securities, inflation-linked bonds and Eurobonds. The index is market capitalization weighted and the securities in the index are updated on the last business day of each month.
Bloomberg US Government/Credit 1–5 Year Index An index that is a broad-based benchmark measuring the performance of U.S. dollar-denominated U.S. Treasury bonds, government related bonds (i.e., U.S. and non-U.S. agencies, sovereign, quasi-sovereign, supranational and local authority debt) and investment grade U.S. corporate bonds that have a remaining maturity of greater than or equal to one year and less than five years. To be eligible for inclusion in the index, securities must be fixed rate, non-convertible, U.S. dollar-denominated with at least $300 million or more of outstanding face value and have a remaining maturity greater than or equal to one year and less than five years. The index excludes certain types of securities, including, bonds with equity type features (e.g., warrants, convertibles and preferreds), tax-exempt municipal securities, inflation-linked bonds, floating rate issues, strips, private placements, U.S. dollar-denominated 25 and 50 par retail bonds, structured notes and pass-through certificates. The index is market capitalization weighted and the securities in the index are updated on the last business day of each month.
Bloomberg US Treasury Bills 1–3 Month Index An index that includes all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months but more than 1 month, are rated investment grade and have $300 million or more of outstanding face value. It excludes zero-coupon STRIPS.
Bloomberg US Treasury Inflation-Linked Bond Index (Series-L) An index which includes all publicly-issued U.S. Treasury Inflation-Protected Securities (TIPS) that have at least one year remaining to maturity, are rated investment grade and have $500 million or more of outstanding face value. The TIPS in the index must be denominated in U.S. dollars and must be fixed-rate and non-convertible. The index is market capitalization weighted and the TIPS in the index are updated on the last business day of each month. TIPS are publicly issued, dollar denominated U.S. Government securities issued by the U.S. Treasury that have principal and interest payments linked to an official inflation measure (as measured by the Consumer Price Index, or CPI) and their payments are supported by the full faith and credit of the United States.
bond A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the coupon rate) until a specified date (the maturity date), at which time the issuer returns the money borrowed (principal or face value) to the bondholder. Because of their structure, bonds are sometimes called “fixed-income securities” or “debt securities.”
An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.
bond fund A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.
cap, capitalization See “market cap.”
capital gain, capital loss the difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the capital gain or loss is considered unrealized appreciation or depreciation.
Dow Jones U.S. Total Stock Market Index An index which includes all U.S. equity issues with readily available prices. The index is a float-adjusted market capitalization weighted index that reflects the shares of securities actually available to investors in the marketplace.
expense ratio The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
FTSE EPRA Nareit Global Index (Net) An index that provides a diverse representation of publicly traded equity real estate investment trusts (REITs) and listed property companies worldwide. The index constituents are free-float adjusted, and screened on liquidity, size and revenue. The index is comprised of countries in developed and emerging markets. The Net of Tax Index is calculated based on the maximum withholding tax rates applicable to dividends received by institutional investors who are not resident in the same country as the remitting company and who do not benefit from double taxation treaties.
FTSE non-US Dollar World Government Bond Index A market capitalization index that measures the total rate of return performance for the government bonds of 22 countries, excluding the U.S., with a remaining maturity of at least 1 year.
market cap, market capitalization The value of a company as determined by the total value of all shares of its stock outstanding.
MSCI EAFE Index (Net) A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets in Europe, Australasia, and the Far East. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes; returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
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MSCI Emerging Markets Index (Net) A free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets. This series approximates the minimum possible dividend reinvestment. The returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
net asset value (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.
outstanding shares, shares outstanding When speaking of a company or mutual fund, indicates all shares currently held by investors.
Russell 1000 Index An index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, and represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Russell 2000 Index An index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index. The Russell 3000 Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Russell Midcap Index  An index that measures the performance of the mid-cap segment of the U.S. equity universe. The Russell Midcap Index is a subset of the Russell 1000 Index. It includes approximately 800 of the smallest securities based on a combination of their market cap and current index membership.
S&P 500 Index An index that is designed to measure the performance of 500 leading publicly traded companies from a broad range of industries.
stock A share of ownership, or equity, in the issuing company.
Target 2010 Composite Index A custom blended index developed by Schwab Asset Management based on the 2010 fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective March 1, 2014, the Dow Jones U.S. Total Stock Market Index was replaced by a combination of the S&P 500 Index and the Russell 2000 Index. Effective August 24, 2018, the FTSE non-US Dollar World Government Bond Index was replaced by the Bloomberg Global Aggregate ex-US Hedged Index. Effective February 1, 2024, the Bloomberg US Government/Credit Index has been removed. Effective February 1, 2024, the composite is derived using the following portion allocations: 22.5% S&P 500 Index, 1.2% Russell Midcap Index, 1.8% Russell 2000 Index, 7.6% MSCI EAFE Index (Net), 44.4% Bloomberg US Aggregate Bond Index, 2.5% FTSE EPRA Nareit Global Index (Net), 6.8% Bloomberg US Treasury Inflation-Linked Bond Index (Series-L), 2.1% Bloomberg Global Aggregate ex-US Hedged Index, 8.1% Bloomberg US Government/Credit 1-5 Year Index, and 3.1% Bloomberg US Treasury Bills 1-3 Month Index. The components that make up the composite index may vary over time. The composite index represents target allocations for 2024. Percentages listed may not total to 100% due to rounding.
Target 2015 Composite Index A custom blended index developed by Schwab Asset Management based on the 2015 fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective March 1, 2014, the Dow Jones U.S. Total Stock Market Index was replaced by a combination of the S&P 500 Index and the Russell 2000 Index. Effective August 24, 2018, the FTSE non-US Dollar World Government Bond Index was replaced by the Bloomberg Global Aggregate ex-US Hedged Index. Effective February 1, 2024, the Bloomberg US Government/Credit Index has been removed. Effective February 1, 2024, the composite is derived using the following portion allocations: 24.8% S&P 500 Index, 1.4% Russell Midcap Index, 2.0%
Russell 2000 Index, 8.8% MSCI EAFE Index (Net), 41.7% Bloomberg US Aggregate Bond Index, 2.8% FTSE EPRA Nareit Global Index (Net), 6.4% Bloomberg US Treasury Inflation-Linked Bond Index (Series-L), 2.2% Bloomberg Global Aggregate ex-US Hedged Index, 7.5% Bloomberg US Government/Credit 1-5 Year Index, and 2.5% Bloomberg US Treasury Bills 1-3 Month Index. The components that make up the composite index may vary over time. The composite index represents target allocations for 2024. Percentages listed may not total to 100% due to rounding.
Target 2020 Composite Index A custom blended index developed by Schwab Asset Management based on the 2020 fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective March 1, 2014, the Dow Jones U.S. Total Stock Market Index was replaced by a combination of the S&P 500 Index and the Russell 2000 Index. Effective August 24, 2018, the FTSE non-US Dollar World Government Bond Index was replaced by the Bloomberg Global Aggregate ex-US Hedged Index. Effective February 1, 2024, the Bloomberg US Government/Credit Index has been removed. Effective February 1, 2024, the composite is derived using the following portion allocations: 26.2% S&P 500 Index, 1.5% Russell Midcap Index, 2.1% Russell 2000 Index, 9.8% MSCI EAFE Index (Net), 39.9% Bloomberg US Aggregate Bond Index, 3.0% FTSE EPRA Nareit Global Index (Net), 6.1% Bloomberg US Treasury Inflation-Linked Bond Index (Series-L), 2.2% Bloomberg Global Aggregate ex-US Hedged Index, 7.1% Bloomberg US Government/Credit 1-5 Year Index, and 2.2% Bloomberg US Treasury Bills 1-3 Month Index. The components that make up the composite index may vary over time. The composite index represents target allocations for 2024. Percentages listed may not total to 100% due to rounding.
Target 2025 Composite Index A custom blended index developed by Schwab Asset Management based on the 2025 fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective March 1, 2014, the Dow Jones U.S. Total Stock Market Index was replaced by a combination of the S&P 500 Index and the Russell 2000® Index. Effective August 24, 2018, the FTSE non-US Dollar World Government Bond Index was replaced by the Bloomberg Global Aggregate ex-US Hedged Index. Effective February 1, 2024, the Bloomberg US Government/Credit Index has been removed. Effective February 1, 2024, the composite is derived using the following portion allocations: 28.3% S&P 500 Index, 1.4% Russell Midcap Index, 2.4% Russell 2000 Index, 11.8% MSCI EAFE Index (Net), 36.6% Bloomberg US Aggregate Bond Index, 3.3% FTSE EPRA Nareit Global Index (Net), 0.1% MSCI Emerging Markets Index (Net), 5.0% Bloomberg US Treasury Inflation-Linked Bond Index (Series-L), 2.7% Bloomberg Global Aggregate ex-US Hedged Index, 6.3% Bloomberg US Government/Credit 1-5 Year Index, and 1.9% Bloomberg US Treasury Bills 1-3 Month Index. The components that make up the composite index may vary over time. The composite index represents target allocations for 2024. Percentages listed may not total to 100% due to rounding.
Target 2030 Composite Index A custom blended index developed by Schwab Asset Management based on the 2030 fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective March 1, 2014, the Dow Jones U.S. Total Stock Market Index was replaced by a combination of the S&P 500 Index and the Russell 2000 Index. Effective August 24, 2018, the FTSE non-US Dollar World Government Bond Index was replaced by the Bloomberg Global Aggregate ex-US Hedged Index. Effective February 1, 2024, the Bloomberg US Government/Credit Index has been removed. Effective February 1, 2024, the composite is derived using the following portion allocations: 35.0% S&P 500 Index, 1.6% Russell Midcap Index, 3.6% Russell 2000 Index, 15.8% MSCI EAFE Index (Net), 27.2% Bloomberg US Aggregate Bond Index, 4.3% FTSE EPRA Nareit Global Index (Net), 0.9% MSCI Emerging Markets Index (Net), 1.8% Bloomberg US Treasury Inflation-Linked Bond Index (Series-L), 4.0% Bloomberg
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116

Schwab Target Funds
Global Aggregate ex-US Hedged Index, 4.2% Bloomberg US Government/Credit 1-5 Year Index, and 1.5% Bloomberg US Treasury Bills 1-3 Month Index. The components that make up the composite index may vary over time. The composite index represents target allocations for 2024. Percentages listed may not total to 100% due to rounding.
Target 2035 Composite Index A custom blended index developed by Schwab Asset Management based on the 2035 fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective March 1, 2014, the Dow Jones U.S. Total Stock Market Index was replaced by a combination of the S&P 500 Index and the Russell 2000 Index. Effective August 24, 2018, the FTSE non-US Dollar World Government Bond Index was replaced by the Bloomberg Global Aggregate ex-US Hedged Index. Effective February 1, 2024, the Bloomberg US Government/Credit Index has been removed. Effective February 1, 2024, the composite is derived using the following portion allocations: 39.6% S&P 500 Index, 1.7% Russell Midcap Index, 4.6% Russell 2000 Index, 18.7% MSCI EAFE Index (Net), 20.5% Bloomberg US Aggregate Bond Index, 5.0% FTSE EPRA Nareit Global Index (Net), 1.8% MSCI Emerging Markets Index (Net), 4.1% Bloomberg Global Aggregate ex-US Hedged Index, 2.9% Bloomberg US Government/Credit 1-5 Year Index, and 1.2% Bloomberg US Treasury Bills 1-3 Month Index. The components that make up the composite index may vary over time. The composite index represents target allocations for 2024. Percentages listed may not total to 100% due to rounding.
Target 2040 Composite Index A custom blended index developed by Schwab Asset Management based on the 2040 fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective March 1, 2014, the Dow Jones U.S. Total Stock Market Index was replaced by a combination of the S&P 500 Index and the Russell 2000 Index. Effective August 24, 2018, the FTSE non-US Dollar World Government Bond Index was replaced by the Bloomberg Global Aggregate ex-US Hedged Index. Effective February 1, 2024, the Bloomberg US Government/Credit Index has been removed. Effective February 1, 2024, the composite is derived using the following portion allocations: 43.0% S&P 500 Index, 1.8% Russell Midcap Index, 5.4% Russell 2000 Index, 21.0% MSCI EAFE Index (Net), 14.7% Bloomberg US Aggregate Bond Index, 5.6% FTSE EPRA Nareit Global Index (Net), 2.7% MSCI Emerging Markets Index (Net), 3.0% Bloomberg Global Aggregate ex-US Hedged Index, 1.9% Bloomberg US Government/Credit 1-5 Year Index, and 0.9% Bloomberg US Treasury Bills 1-3 Month Index. The components that make up the composite index may vary over time. The composite index represents target allocations for 2024. Percentages listed may not total to 100% due to rounding.
Target 2045 Composite Index A custom blended index developed by Schwab Asset Management based on the 2045 fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective March 1, 2014, the Dow Jones U.S. Total Stock Market Index was replaced by a combination of the S&P 500 Index and the Russell 2000 Index. Effective August 24, 2018, the FTSE non-US Dollar World Government Bond Index was replaced by the Bloomberg Global Aggregate ex-US Hedged Index. Effective February 1, 2024, the Bloomberg US Government/Credit Index has been removed. Effective February 1, 2024, the composite is derived using the following portion allocations: 45.7% S&P 500 Index, 1.9% Russell Midcap Index, 6.2% Russell 2000 Index, 22.9% MSCI EAFE Index (Net), 9.7% Bloomberg US Aggregate Bond Index, 6.0% FTSE EPRA Nareit Global Index (Net), 3.6% MSCI Emerging Markets Index (Net), 2.0% Bloomberg Global Aggregate ex-US Hedged Index, 1.2% Bloomberg US
Government/Credit 1-5 Year Index, and 0.7% Bloomberg US Treasury Bills 1-3 Month Index. The components that make up the composite index may vary over time. The composite index represents target allocations for 2024. Percentages listed may not total to 100% due to rounding.
Target 2050 Composite Index A custom blended index developed by Schwab Asset Management based on the 2050 fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective March 1, 2014, the Dow Jones U.S. Total Stock Market Index was replaced by a combination of the S&P 500 Index and the Russell 2000 Index. Effective August 24, 2018, the FTSE non-US Dollar World Government Bond Index was replaced by the Bloomberg Global Aggregate ex-US Hedged Index. Effective February 1, 2024, the Bloomberg US Government/Credit Index has been removed. Effective February 1, 2024, the composite is derived using the following portion allocations: 47.0% S&P 500 Index, 1.9% Russell Midcap Index, 6.9% Russell 2000 Index, 24.1% MSCI EAFE Index (Net), 6.4% Bloomberg US Aggregate Bond Index, 6.4% FTSE EPRA Nareit Global Index (Net), 4.5% MSCI Emerging Markets Index (Net), 1.4% Bloomberg Global Aggregate ex-US Hedged Index, 0.8% Bloomberg US Government/Credit 1-5 Year Index, and 0.6% Bloomberg US Treasury Bills 1-3 Month Index. The components that make up the composite index may vary over time. The composite index represents target allocations for 2024. Percentages listed may not total to 100% due to rounding.
Target 2055 Composite Index A custom blended index developed by Schwab Asset Management based on the 2055 fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective March 1, 2014, the Dow Jones U.S. Total Stock Market Index was replaced by a combination of the S&P 500 Index and the Russell 2000 Index. Effective August 24, 2018, the FTSE non-US Dollar World Government Bond Index was replaced by the Bloomberg Global Aggregate ex-US Hedged Index. Effective February 1, 2024, the Bloomberg US Government/Credit Index has been removed. Effective February 1, 2024, the composite is derived using the following portion allocations: 47.8% S&P 500 Index, 2.0% Russell Midcap Index, 7.3% Russell 2000 Index, 24.8% MSCI EAFE Index (Net), 4.5% Bloomberg US Aggregate Bond Index, 6.5% FTSE EPRA Nareit Global Index (Net), 5.0% MSCI Emerging Markets Index (Net), 1.0% Bloomberg Global Aggregate ex-US Hedged Index, 0.6% Bloomberg US Government/Credit 1-5 Year Index, and 0.5% Bloomberg US Treasury Bills 1-3 Month Index. The components that make up the composite index may vary over time. The composite index represents target allocations for 2024. Percentages listed may not total to 100% due to rounding.
Target 2060 Composite Index A custom blended index developed by Schwab Asset Management based on the 2060 fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective August 24, 2018, the FTSE non-US Dollar World Government Bond Index was replaced by the Bloomberg Global Aggregate ex-US Hedged Index. Effective February 1, 2024, the Bloomberg US Government/Credit Index has been removed. Effective February 1, 2024, the composite is derived using the following portion allocations: 48.3% S&P 500 Index, 2.0% Russell Midcap Index, 7.6% Russell 2000 Index, 25.4% MSCI EAFE Index (Net), 2.9% Bloomberg US Aggregate Bond Index, 6.7% FTSE EPRA Nareit Global Index (Net), 5.5% MSCI Emerging Markets Index (Net), 0.7% Bloomberg Global Aggregate ex-US Hedged Index, 0.5% Bloomberg US Government/Credit 1-5 Year Index, and 0.5% Bloomberg US Treasury Bills 1-3 Month Index. The components that make up the composite index may vary over time. The composite index represents target allocations for 2024. Percentages listed may not total to 100% due to rounding.
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Schwab Target Funds | Semiannual Report

Schwab Target Funds
Target 2065 Composite Index A custom blended index developed by Schwab Asset Management based on the 2065 fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective February 1, 2024, the Bloomberg US Government/Credit Index has been removed. Effective February 1, 2024, the composite is derived using the following portion allocations: 48.7% S&P 500 Index, 2.1% Russell Midcap Index, 7.8% Russell 2000 Index, 25.8% MSCI EAFE Index (Net), 1.5% Bloomberg US Aggregate Bond Index, 6.8% FTSE EPRA Nareit Global Index (Net), 5.8% MSCI Emerging Markets Index (Net), 0.5% Bloomberg Global Aggregate ex-US Hedged Index, 0.5% Bloomberg US Government/Credit 1-5 Year Index, and 0.5% Bloomberg US Treasury Bills 1-3 Month Index. The components that make up the composite index may vary over time. The composite index represents target allocations for 2024. Percentages listed may not total to 100% due to rounding.
total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.
weighted average For mutual funds, an average that gives the same weight to each security as the security represents in the fund’s portfolio.
yield The income paid out by an investment, expressed as a percentage of the investment’s market value.
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118

Notes

Notes

Schwab Target Funds
Schwab Asset Management

With a straightforward lineup of core products and solutions for building the foundation of a portfolio, Schwab Asset Management advocates for investors of all sizes with a steadfast focus on lowering costs and reducing unnecessary complexity. The list below shows all currently available Schwab Funds®.
Investors should carefully consider information contained in the prospectus, or if available, the summary prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-877-824-5615 for a prospectus for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at www.schwabassetmanagement.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.

Schwab Funds
Equity Funds
Schwab Core Equity Fund
Schwab Dividend Equity Fund
Schwab Large-Cap Growth Fund
Schwab Small-Cap Equity Fund
Schwab Health Care Fund
Schwab International Core Equity Fund
Schwab International Opportunities Fund
Schwab Select Large Cap Growth Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Fundamental Global Real Estate Index Fund
Schwab Global Real Estate Fund
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab U.S. Large-Cap Growth Index Fund
Schwab U.S. Large-Cap Value Index Fund
Schwab U.S. Mid-Cap Index Fund
Schwab International Index Fund®
Asset Allocation Funds
Schwab Balanced Fund
Schwab MarketTrack Portfolios®
Schwab Target Funds
Schwab Target Index Funds
Schwab Monthly Income Funds
Bond Funds
Schwab Treasury Inflation Protected Securities Index Fund
Schwab U.S. Aggregate Bond Index Fund
Schwab Short-Term Bond Index Fund
Schwab Tax-Free Bond Fund1
Schwab California Tax-Free Bond Fund1
Schwab Opportunistic Municipal Bond Fund
Schwab Money Funds2
Schwab provides a broad choice of taxable and tax-exempt money market funds for both retail and institutional client types.
Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management
211 Main Street, San Francisco, CA 94105
Funds
Schwab Funds
1-877-824-5615
© 2024 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.
¹
State, local, and the Federal Alternative Minimum Tax may apply. Capital gains are not exempt from Federal Taxation.
²
You could lose money by investing in the Schwab Money Funds. All Schwab Money Funds with the exception of Schwab Variable Share Price Money Fund seek to preserve the value of your investment at $1.00 per share, but cannot guarantee they will do so. Because the share price of Schwab Variable Share Price Money Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. All Schwab Money Funds with the exception of Schwab Government Money Fund, Schwab Retirement Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Treasury Obligations Money Fund and Schwab Government Money Market Portfolio may impose a fee upon the sale of your shares if the Fund’s Board determines that the fee is in the best interests of the Fund. An investment in the Schwab Money Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Schwab Money Funds’ sponsor has no legal obligation to provide financial support to the Funds, and you should not expect that the sponsor will provide financial support to the Funds at any time.

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MFR34720-18
00299612

Semiannual Report | April 30, 2024
Schwab Balanced Fund

No Action Required – Notice Regarding Shareholder Report Delivery
Beginning on July 24, 2024, fund shareholder reports will be streamlined to highlight key information deemed important for investors to assess and monitor their fund investments. Other information, including financial statements, will not appear in the streamlined shareholder reports but will available online and delivered free of charge upon request.

• If you already receive the full shareholder reports, you will receive the streamlined shareholder reports in the same way that you currently receive the full shareholder reports (either in paper or electronically).

• If you currently receive a notification when a shareholder report is available on a fund’s website, beginning July 24, 2024, you will begin to receive the streamlined shareholder report (in paper).

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Schwab Balanced Fund
In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc., dba Schwab Asset Management®
Distributor: Charles Schwab & Co., Inc. (Schwab)

Schwab Balanced Fund | Semiannual Report
1

Schwab Balanced Fund
Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.
Total Return for the 6 Months Ended April 30, 2024
Schwab Balanced Fund (Ticker Symbol: SWOBX)	14.04%
S&P 500® Index	20.98%
Balanced Blended Index	14.05%
Fund Category: Morningstar Moderate Allocation[1]	13.00%
Performance Details	pages 4-5
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The components that make up the composite index may vary over time. For index definition, please see the Glossary.
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s total return would have been lower. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
1
Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds and ETFs within the category as of the report date.
2
Schwab Balanced Fund | Semiannual Report

Schwab Balanced Fund
Fund Management

Zifan Tang, Ph.D., CFA, Senior Portfolio Manager for Schwab Asset Management, is responsible for the day-to-day co-management of the fund. Prior to joining Schwab in 2012, Ms. Tang was a product manager at
Thomson Reuters and from 1997 to 2009 worked as a portfolio manager at Barclays Global Investors (now known as BlackRock).

Drew Hayes, CFA, Portfolio Manager for Schwab Asset Management, is responsible for the day-to-day co-management of the fund. Mr. Hayes has been with Schwab since 2006. Before becoming a portfolio manager, he spent seven years as a senior fixed income specialist for Schwab Wealth Advisory, Inc. Prior to that, he worked as a bond investment specialist for two years and as a registered representative for two years for Charles Schwab & Co., Inc.

Patrick Kwok, CFA, Portfolio Manager for Schwab Asset Management, is responsible for the day-to-day co-management of the fund. Previously, Mr. Kwok served as an associate portfolio manager from 2012 to
2016. Prior to that, he worked as a fund administration manager, where he was responsible for oversight of sub-advisers, trading, cash management, and fund administration supporting the Charles Schwab Trust Bank
Collective Investment Trusts and multi-asset Schwab Funds. Prior to joining Schwab Asset Management in
2008, Mr. Kwok spent two years as an asset operations specialist at Charles Schwab Trust Company. He also worked for one year at State Street Bank & Trust as a portfolio accountant and pricing specialist.

Schwab Balanced Fund | Semiannual Report
3

Schwab Balanced  Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.
Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Balanced Fund (11/18/96)	14.04%	11.16%	6.44%	6.90%
S&P 500® Index	20.98%	22.66%	13.19%	12.41%
Bloomberg US Aggregate Bond Index	4.97%	-1.47%	-0.16%	1.20%
Balanced Blended Index	14.05%	10.83%	7.38%	7.57%
Fund Category: Morningstar Moderate Allocation [2]	13.00%	10.46%	6.28%	6.07%
Fund Expense Ratios[3]: Net 0.50%; Gross 0.52%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
1
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds and ETFs within the category as of the report date.
3
As stated in the prospectus. Includes 0.50% of acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as Schwab Asset Management serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual expense ratios during the period, not including AFFE, refer to the financial highlights section of the financial statements.
4
Schwab Balanced Fund | Semiannual Report

Schwab Balanced Fund
Performance and Fund Facts as of April 30, 2024

Statistics
Number of Holdings	7
Portfolio Turnover Rate	6% [1]
Asset Class Weightings % of Investments2

Top Holdings % of Net Assets3,4

Portfolio holdings may have changed since the report date.
Small-company stocks are subject to greater volatility than many other asset classes.
1
Not annualized.
2
The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
3
This list is not a recommendation of any security by the investment adviser.
4
The holdings listed exclude any temporary liquidity investments.
Schwab Balanced Fund | Semiannual Report
5

Schwab Balanced Fund
Fund Expenses (Unaudited)
Examples for a $1,000 Investment

As a fund shareholder, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including transfer agent fees and other fund expenses.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in the fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning November 1, 2023 and held through April 30, 2024.
The Actual Return line in the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for the fund under the heading entitled “Expenses Paid During Period.”
The Hypothetical Return line in the table below provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical return line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	EXPENSE RATIO (ANNUALIZED)[1,2]	EFFECTIVE EXPENSE RATIO (ANNUALIZED)[3,4]	BEGINNING ACCOUNT VALUE AT 11/1/23	ENDING ACCOUNT VALUE (NET OF EXPENSES) AT 4/30/24	EXPENSES PAID DURING PERIOD 11/1/23-4/30/24[2,5]	EFFECTIVE EXPENSES PAID DURING PERIOD 11/1/23-4/30/24[4,5]
Schwab Balanced Fund
Actual Return	0.00%	0.51%	$1,000.00	$1,140.40	$0.00	$2.71
Hypothetical 5% Return	0.00%	0.51%	$1,000.00	$1,024.86	$0.00	$2.56

[1]	Based on the most recent six-month expense ratio.
[2]	Excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds.
[3]	Based on the most recent six-month acquired fund fees and expenses and the expense ratio; may differ from the acquired fund fees and expenses and the expense ratio in the prospectus.
[4]	Includes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds.
[5]
Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 182 days in the period, and divided by 366 days in the fiscal year.

6
Schwab Balanced Fund | Semiannual Report

Schwab Balanced Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	11/1/23– 4/30/24*	11/1/22– 10/31/23	11/1/21– 10/31/22	11/1/20– 10/31/21	11/1/19– 10/31/20	11/1/18– 10/31/19
Per-Share Data
Net asset value at beginning of period	$14.64	$15.11	$19.74	$16.50	$15.99	$15.41
Income (loss) from investment operations:
Net investment income (loss)[1]	0.19	0.27	0.21	0.19	0.20	0.24
Net realized and unrealized gains (losses)	1.85	0.68	(3.62)	3.58	1.13	1.32
Total from investment operations	2.04	0.95	(3.41)	3.77	1.33	1.56
Less distributions:
Distributions from net investment income	(0.33)	(0.24)	(0.85)	(0.19)	(0.22)	(0.37)
Distributions from net realized gains	(0.55)	(1.18)	(0.37)	(0.34)	(0.60)	(0.61)
Total distributions	(0.88)	(1.42)	(1.22)	(0.53)	(0.82)	(0.98)
Net asset value at end of period	$15.80	$14.64	$15.11	$19.74	$16.50	$15.99
Total return	14.04%[2]	6.74%	(18.51%)	23.20%	8.58%	11.19%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[3]	0.00%[4]	0.00%	0.00%[5]	0.00%	0.00%	0.00%
Gross operating expenses[3]	0.02%[4]	0.02%	0.03%[5]	0.02%	0.03%	0.04%
Net investment income (loss)	2.44%[4]	1.78%	1.25%	1.01%	1.26%	1.55%
Portfolio turnover rate	6%[2]	10%	31%	6%	18%	32%
Net assets, end of period (x 1,000)	$637,537	$585,145	$619,501	$803,812	$577,427	$526,174

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Not annualized.
[3]	Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds.
[4]	Annualized.
[5]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes
Schwab Balanced Fund | Semiannual Report
7

Schwab Balanced Fund
Portfolio Holdings  as of April 30, 2024 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date, including a summary of the fund’s transactions with its affiliated underlying funds during the period.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website.

SECURITY	VALUE AT 10/31/23	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 4/30/24	BALANCE OF SHARES HELD AT 4/30/24	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 99.4% OF NET ASSETS

U.S. Stocks 50.3%
Large-Cap 41.8%
Schwab Core Equity Fund	$158,280,693	$5,505,568	($18,335,026 )	($1,358,432 )	$25,440,433	$169,533,236	7,974,282	$4,860,201
Schwab Select Large Cap Growth Fund *	89,425,993	15,445,807	(15,648,778)	1,515,141	6,520,856	97,259,019	4,226,815	15,445,807
						266,792,255
Small-Cap 8.5%
Schwab Small-Cap Equity Fund	47,248,487	1,106,491	(3,390,873)	401,729	8,578,846	53,944,680	2,732,760	206,641
						320,736,935

International Stocks 9.8%
Developed Markets 9.8%
Schwab International Opportunities Fund	54,828,909	1,079,650	(1,240,786)	(216,412)	8,088,735	62,540,096	3,127,005	1,079,650

Fixed Income 36.9%
Intermediate-Term Bond 36.9%
Schwab U.S. Aggregate Bond Index Fund	217,828,565	13,862,941	(2,972,036)	(779,290)	6,928,662	234,868,842	27,278,611	4,233,722

Money Market Funds 2.4%
Schwab Variable Share Price Money Fund, Ultra Shares, 5.27% (b)	15,527,816	410,883	(400,000)	(120)	86	15,538,665	15,534,005	410,119
Total Affiliated Underlying Funds (Cost $612,539,670)	$583,140,463	$37,411,340	($41,987,499 )	($437,384 )	$55,557,618	$633,684,538		$26,236,140

UNAFFILIATED UNDERLYING FUNDS 0.6% OF NET ASSETS

Money Market Funds 0.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 5.25% (b)						$4,158,046	4,158,046
Total Unaffiliated Underlying Funds (Cost $4,158,046)						$4,158,046
Total Investments in Securities (Cost $616,697,716)						$637,842,584

*	Non-income producing security.
(a)
Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable (see financial note 2(c) for additional information).

(b)	The rate shown is the annualized 7-day yield.
At April 30, 2024, all of the fund’s investment securities were classified as Level 1 (see financial note 2(a) for additional information).
See financial notes
8
Schwab Balanced Fund | Semiannual Report

Schwab Balanced Fund
Statement of Assets and Liabilities

As of April 30, 2024; unaudited
Assets
Investments in securities, at value - affiliated issuers (cost $612,539,670)		$633,684,538
Investments in securities, at value - unaffiliated issuers (cost $4,158,046)		4,158,046
Receivables:
Dividends		801,284
Fund shares sold		463,850
Due from investment adviser		10,077
Prepaid expenses	+	15,445
Total assets		639,133,240

Liabilities
Payables:
Fund shares redeemed		806,438
Investments bought		747,701
Accrued expenses	+	41,901
Total liabilities		1,596,040
Net assets		$637,537,200

Net Assets by Source
Capital received from investors		$614,072,204
Total distributable earnings	+	23,464,996
Net assets		$637,537,200

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$637,537,200		40,357,658		$15.80

See financial notes
Schwab Balanced Fund | Semiannual Report
9

Schwab Balanced Fund
Statement of Operations

For the period November 1, 2023 through April 30, 2024; unaudited
Investment Income
Dividends received from securities - affiliated issuers		$7,668,073
Dividends received from securities - unaffiliated issuers	+	85,544
Total investment income		7,753,617

Expenses
Registration fees		16,014
Shareholder reports		14,096
Professional fees		12,224
Portfolio accounting fees		11,771
Independent trustees’ fees		3,570
Transfer agent fees		3,244
Custodian fees		989
Other expenses	+	2,958
Total expenses		64,866
Expense reduction	–	64,866
Net expenses	–	—
Net investment income		7,753,617

REALIZED AND UNREALIZED GAINS (LOSSES)
Realized capital gain distributions received from underlying funds - affiliated issuers		18,568,067
Net realized losses on sales of securities - affiliated issuers	+	(437,384)
Net realized gains		18,130,683
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers	+	55,557,618
Net realized and unrealized gains		73,688,301
Increase in net assets resulting from operations		$81,441,918
See financial notes
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Schwab Balanced Fund | Semiannual Report

Schwab Balanced Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	11/1/23-4/30/24		11/1/22-10/31/23
Net investment income		$7,753,617	$11,081,371
Net realized gains		18,130,683	17,355,733
Net change in unrealized appreciation (depreciation)	+	55,557,618	13,050,280
Increase in net assets resulting from operations		$81,441,918	$41,487,384

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($34,752,458 )	($56,655,490 )

TRANSACTIONS IN FUND SHARES
	11/1/23-4/30/24			11/1/22-10/31/23
		SHARES	VALUE	SHARES	VALUE
Shares sold		3,960,755	$62,811,319	4,280,755	$64,732,121
Shares reinvested		1,945,108	30,324,232	3,536,115	49,470,251
Shares redeemed	+	(5,522,121)	(87,433,178)	(8,843,149)	(133,389,812)
Net transactions in fund shares		383,742	$5,702,373	(1,026,279)	($19,187,440 )

SHARES OUTSTANDING AND NET ASSETS
	11/1/23-4/30/24			11/1/22-10/31/23
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		39,973,916	$585,145,367	41,000,195	$619,500,913
Total increase (decrease)	+	383,742	52,391,833	(1,026,279)	(34,355,546)
End of period		40,357,658	$637,537,200	39,973,916	$585,145,367
See financial notes
Schwab Balanced Fund | Semiannual Report
11

Schwab Balanced Fund
Financial Notes, unaudited

1. Business Structure of the Fund:
Schwab Balanced Fund is a series of Schwab Capital Trust (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the fund discussed in this report, which is highlighted:
SCHWAB CAPITAL TRUST
Schwab Balanced Fund	Schwab Target 2045 Fund
Schwab S&P 500 Index Fund	Schwab Target 2050 Fund
Schwab Small-Cap Index Fund®	Schwab Target 2055 Fund
Schwab Total Stock Market Index Fund®	Schwab Target 2060 Fund
Schwab U.S. Large-Cap Growth Index Fund	Schwab Target 2065 Fund
Schwab U.S. Large-Cap Value Index Fund	Schwab Fundamental US Large Company Index Fund
Schwab U.S. Mid-Cap Index Fund	Schwab Fundamental US Small Company Index Fund
Schwab International Index Fund®	Schwab Fundamental International Large Company Index Fund
Schwab MarketTrack All Equity Portfolio™	Schwab Fundamental International Small Company Index Fund
Schwab MarketTrack Growth Portfolio™	Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab MarketTrack Balanced Portfolio™	Schwab Fundamental Global Real Estate Index Fund
Schwab MarketTrack Conservative Portfolio™	Schwab Target 2010 Index Fund
Schwab International Opportunities Fund	Schwab Target 2015 Index Fund
Schwab Core Equity Fund	Schwab Target 2020 Index Fund
Schwab Dividend Equity Fund	Schwab Target 2025 Index Fund
Schwab Large-Cap Growth Fund	Schwab Target 2030 Index Fund
Schwab Small-Cap Equity Fund	Schwab Target 2035 Index Fund
Schwab Health Care Fund	Schwab Target 2040 Index Fund
Schwab International Core Equity Fund	Schwab Target 2045 Index Fund
Schwab Target 2010 Fund	Schwab Target 2050 Index Fund
Schwab Target 2015 Fund	Schwab Target 2055 Index Fund
Schwab Target 2020 Fund	Schwab Target 2060 Index Fund
Schwab Target 2025 Fund	Schwab Target 2065 Index Fund
Schwab Target 2030 Fund	Schwab Monthly Income Fund – Target Payout
Schwab Target 2035 Fund	Schwab Monthly Income Fund – Flexible Payout
Schwab Target 2040 Fund	Schwab Monthly Income Fund – Income Payout
The Schwab Balanced Fund is a “fund of funds” because it invests in other mutual funds or exchange-traded funds (ETFs). The fund seeks to achieve its investment objective by generally investing in a diversified group of other affiliated Schwab Funds but may also invest in other unaffiliated mutual funds or ETFs (referred to herein, together with Schwab Funds, as the underlying funds). The fund invests in accordance with its target portfolio allocation.
The fund offers one share class.  Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of the fund. Each share has a par value of 1/1,000 of a cent, and the fund’s Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes.  Within its account, the fund may also keep certain assets in segregated accounts, as required by securities law. The "Fund Complex" includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust.
Investment Objective
The Schwab Balanced Fund seeks capital growth and income.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
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Schwab Balanced Fund
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
The financial statements of the fund should be read in conjunction with the underlying funds’ financial statements. For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports, which are filed with the U.S. Securities and Exchange Commission (SEC) and are available on the SEC’s website at www.sec.gov.
(a) Security Valuation:
Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated authority to a Valuation Designee, the fund’s investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in the fund’s portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
● Mutual funds: Mutual funds are valued at their respective NAVs.
● Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
● Level 1 — quoted prices in active markets for identical investments —Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, ETFs and futures contracts. Mutual funds and ETFs are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2 or Level 3 in the fair value hierarchy.
● Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include forward foreign currency exchange contracts. U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
● Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash
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13

Schwab Balanced Fund
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the fund’s investments as of April 30, 2024, are disclosed in the fund’s Portfolio Holdings.
(b) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
(c) Investment Income:
Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date). Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
(d) Expenses:
Expenses that are specific to the fund are charged directly to the fund. Expenses that are common to more than one fund in the trusts generally are allocated among those funds in proportion to their average daily net assets. The fund bears its share of the acquired fund fees and expenses of the underlying funds, which are indirect expenses incurred by the fund through its investments in the underlying funds. Such expenses are reflected in the net asset values of the underlying funds.
(e) Distributions to Shareholders:
The fund makes distributions from net investment income and net realized capital gains, if any, once a year. To receive a distribution, you must be a registered shareholder on the record date. Distributions are paid to shareholders on the payable date.
(f) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(g) Federal Income Taxes:
The fund intends to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the fund distributes substantially all of its net investment income and net realized capital gains, if any, to its respective shareholders each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.
(h) Indemnification:
Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss attributable to these arrangements to be remote.
(i) Regulatory Update:
Effective January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a
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Schwab Balanced Fund | Semiannual Report

Schwab Balanced Fund
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these rule and form amendment changes on the content of the current shareholder report and the newly created annual and semiannual streamlined shareholder reports.

3. Risk Factors:
Investing in the fund may involve certain risks, as discussed in the fund’s prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.
Asset Allocation Risk. The fund is subject to the risk that the selection of the underlying funds and the allocation of the fund’s assets among the various asset classes and market segments may cause the fund to underperform other funds with a similar investment objective. The fund is not managed to maximize tax efficiency for taxable shareholder accounts. Investors should consider whether the fund is an appropriate investment in light of their current financial position and retirement needs.
Conflicts of Interest Risk. The investment adviser’s authority to select and substitute underlying funds from a variety of affiliated and unaffiliated mutual funds and ETFs may create a conflict of interest because the fees paid to it and its affiliates by some underlying funds are higher than the fees paid by other underlying funds. The investment adviser also may have an incentive to select an affiliated underlying fund for other reasons, including to increase assets under management or to support new investment strategies. In addition, other conflicts of interest may exist where the best interests of the affiliated underlying fund may not be aligned with those of the fund. However, the investment adviser is a fiduciary to the fund and is legally obligated to act in the fund’s best interests when selecting underlying funds.
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters and epidemics, may also negatively affect the financial markets. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that an investor could lose money over short or long periods.
Direct Investment Risk. The fund may invest directly in cash, cash equivalents and equity and fixed-income securities, including money market securities, to maintain its allocations. The fund’s direct investment in these securities is subject to the same or similar risks as an underlying fund’s investment in the same securities.
Underlying Fund Investment Risk. Before investing in the fund, investors should assess the risks associated with the underlying funds in which the fund may invest, which include any combination of the risks described below.
● Investment Risk. The fund may experience losses with respect to its investment in an underlying fund. Further, there is no guarantee that an underlying fund will be able to achieve its objective.
● Management Risk. Generally, the underlying funds are actively managed mutual funds. Any actively managed mutual fund is subject to the risk that its investment adviser (or subadviser(s)) will select or allocate assets that could cause the fund to underperform or otherwise not meet its objective. An underlying fund’s adviser applies its own investment techniques and risk analyses in making investment decisions for the underlying fund, but there can be no guarantee that they will produce the desired results.
● Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.
● Market Capitalization Risk. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. During a period when securities of a particular market capitalization fall behind other types of investments, an underlying fund’s performance could be impacted.
● Growth Investing Risk. An underlying fund’s investments in growth stocks can be volatile. Growth companies usually invest a high portion of earnings in their businesses and may lack the dividends of value stocks that can cushion stock prices in a falling market. The prices of growth stocks are based largely on projections of the issuer’s future earnings and revenues. If a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically. Growth stocks may also be more expensive relative to their earnings or assets compared to value or other stocks.
Schwab Balanced Fund | Semiannual Report
15

Schwab Balanced Fund
Financial Notes, unaudited (continued)

3. Risk Factors (continued):
● Fixed-Income Risk. Interest rates rise and fall over time, which will affect an underlying fund’s yield and share price. A change in a central bank’s monetary policy or economic conditions, among other things, may result in a change in interest rates. A rise in interest rates could cause an underlying fund’s share price to fall. The credit quality of a portfolio investment could also cause an underlying fund’s share price to fall. An underlying fund could lose money if the issuer or guarantor of a portfolio investment or the counterparty to a derivatives contract fails to make timely principal or interest payments or otherwise honor its obligations. Fixed-income securities may be paid off earlier or later than expected. Either situation could cause an underlying fund to hold securities paying lower-than-market rates of interest, which could hurt an underlying fund’s yield or share price. Below investment-grade bonds (junk bonds) involve greater credit risk, are more volatile, involve greater risk of price declines and may be more susceptible to economic downturns than investment-grade securities.
● ETF Risk. When an underlying fund invests in an ETF, it will bear a proportionate share of the ETF’s expenses. In addition, lack of liquidity in the market for an ETF’s shares can result in its value being more volatile than the underlying portfolio of securities.
● Money Market Fund Risk. The fund may invest in underlying money market funds that either seek to maintain a stable $1.00 net asset value (“stable share price money market funds”) or that have a share price that fluctuates (“variable share price money market funds”). Although an underlying stable share price money market fund seeks to maintain a stable $1.00 net asset value, it is possible to lose money by investing in such a money market fund. Because the share price of an underlying variable share price money market fund will fluctuate, when the fund sells the shares it owns they may be worth more or less than what the fund originally paid for them. In addition, neither type of money market fund is designed to offer capital appreciation. Certain underlying money market funds may impose a fee upon the sale of shares under certain circumstances.
● Foreign Investment Risk. An underlying fund’s investments in securities of foreign issuers involve certain risks that may be greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of an underlying fund’s investments, and could impair the underlying fund’s ability to meet its investment objective or invest in accordance with its investment strategy. There is a risk that investments in securities denominated in, and/or receiving revenues in, foreign currencies will decline in value relative to the U.S. dollar.
● Emerging Markets Risk. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting, auditing, financial reporting and recordkeeping requirements and greater risk associated with the custody of securities. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in developed countries. As a result, there may be an increased risk of illiquidity and price volatility associated with an underlying fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar, and, at times, it may be difficult to value such investments.
● Derivatives Risk. An underlying fund may use derivatives to enhance returns or hedge against market declines. Examples of derivatives are options, futures, options on futures, forward contracts and swaps. An option is the right, but not the obligation,to buy or sell an instrument at a specific price on or before a specific date. A future is an agreement to buy or sell a financial instrument at a specific price on a specific day. A forward contract is an over-the-counter derivative transaction between two parties to buy or sell a specified amount of an underlying reference at a specified price (or rate) on a specified date in the future. A forward foreign currency contract is a derivative (forward contract) in which the underlying reference is a country’s or region’s currency. A swap is an agreement whereby two parties agree to exchange payment streams calculated in relation to a rate,index, instrument or certain securities and a predetermined amount. A credit default swap is an agreement in which the seller agrees to make a payment to the buyer in the event of a specified credit event in exchange for a fixed payment or series of fixed payments.
An underlying fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Certain of these risks, such as leverage risk, liquidity risk, market risk and management risk are discussed elsewhere in this section. An underlying fund’s use of derivatives is also subject to counterparty risk, lack of availability risk, valuation risk, correlation risk and tax risk. Counterparty risk is the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations either because the financial condition of the counterparty declines, or because the counterparty is otherwise unable or unwilling to perform under the contract. Lack of availability risk is the risk that suitable derivative transactions  may not be available in all circumstances for risk management
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Schwab Balanced Fund
Financial Notes, unaudited (continued)

3. Risk Factors (continued):
or other purposes. Valuation risk is the risk that a particular derivative may be valued incorrectly. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of derivatives may cause an underlying fund to realize higher amounts of short-term capital gains. An underlying fund’s use of derivatives could reduce the underlying fund’s performance, increase its volatility, and could cause the underlying fund to lose more than the initial amount invested. The use of derivatives that are subject to regulation by the Commodity Futures Trading Commission (CFTC) by an underlying fund could cause the fund to become a commodity pool, which would require the fund to comply with certain CFTC rules. An underlying fund’s use of derivatives also could create a risk of counterparty default under certain transactions, risks that the fund would need to liquidate portfolio positions when it may not be advantageous to do so in order to meet margin and payment obligations, and legal risks relating to insufficient documentation, insufficient capacity or authority of a counterparty, or legality or enforceability of a contract.
● Leverage Risk. Certain underlying fund transactions, such as derivatives transactions, short sales, reverse repurchase agreements, and mortgage dollar rolls, may give rise to a form of leverage and may expose an underlying fund to greater risk. Leverage tends to magnify the effect of any decrease or increase in the value of an underlying fund’s portfolio securities, which means even a small amount of leverage can have a disproportionately large impact on the underlying fund.
● Liquidity Risk. An underlying fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the underlying fund may have to sell them at a loss.
● Portfolio Turnover Risk. Certain of the underlying funds may buy and sell portfolio securities actively. If they do, their portfolio turnover rate and transaction costs will rise, which may lower the underlying fund’s performance and may increase the likelihood of capital gains distributions.
● Securities Lending Risk. An underlying fund may lend its portfolio securities to brokers, dealers, and other financial institutions. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.
● Mortgage-Backed and Mortgage Pass-Through Securities Risk. Mortgage-backed securities tend to increase in value less than other debt securities when interest rates decline, but are subject to similar or greater risk of decline in market value during periods of rising interest rates. Certain of the mortgage-backed securities in which an underlying fund may invest are issued or guaranteed by agencies or instrumentalities of the U.S. government but are not backed by the full faith and credit of the U.S. government. There can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities where it was not obligated to do so which can cause an underlying fund to lose money or underperform. The risks of investing in mortgage-backed securities include, among others, interest rate risk, credit risk, prepayment risk and extension risk. Transactions in mortgage pass-through securities often occur through to-be-announced (TBA) transactions. An underlying fund could lose money or underperform if a TBA counterparty defaults or goes bankrupt.
● Mortgage Dollar Rolls Risk. Mortgage dollar rolls are transactions in which an underlying fund sells mortgage-backed securities to a dealer and simultaneously agrees to repurchase similar securities in the future at a predetermined price. An underlying fund’s mortgage dollar rolls could lose money if the price of the mortgage-backed securities sold falls below the agreed upon repurchase price, or if the counterparty is unable to honor the agreement.
Please refer to the fund’s prospectus for a more complete description of the principal risks of investing in the fund.

4. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management, a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between the investment adviser and the trust. The investment adviser does not receive a fee for the services it performs for the fund. However, the investment adviser is entitled to receive an annual management fee from each of the affiliated Schwab Funds that serve as underlying funds.
Schwab Balanced Fund | Semiannual Report
17

Schwab Balanced Fund
Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):
Shareholder Servicing
The Board has adopted a Shareholder Servicing Plan (the Plan) on behalf of the fund. The Plan enables the fund to bear expenses relating to the provision by financial intermediaries, including Charles Schwab & Co., Inc., a broker-dealer affiliate of the investment adviser (together, service providers), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the fund. The fund is not subject to any fee under the Plan.
Expense Limitation
The investment adviser and its affiliates have agreed with the fund, for so long as the investment adviser serves as the investment adviser to the fund, in which the agreement may only be amended or terminated with the approval of the Board, to limit the total annual fund operating expenses charged, excluding interest, taxes and certain non-routine expenses to 0.00%.
The agreement to limit the fund’s total expenses charged is limited to the fund’s direct operating expenses and, therefore, does not apply to acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in the underlying funds.
Investments in Affiliates
The fund may engage in certain transactions involving affiliated parties. Pursuant to an exemptive order issued by the SEC, the fund may invest in other affiliated funds. As of April 30, 2024, the fund’s ownership percentages of other affiliated funds’ shares are as follows:
Schwab Core Equity Fund	12.8%
Schwab International Opportunities Fund	6.2%
Schwab Select Large Cap Growth Fund	4.7%
Schwab Small-Cap Equity Fund	9.7%
Schwab U.S. Aggregate Bond Index Fund	5.2%
Schwab Variable Share Price Money Fund, Ultra Shares	0.3%
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions with other funds in the Fund Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The fund had no interfund borrowing or lending activity during the period.

5. Board of Trustees:
The Board may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The fund did not pay any of these interested persons for their services as trustees, but did pay non-interested persons (independent trustees), as noted in the fund’s Statement of Operations. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

6. Borrowing from Banks:
During the period, the fund was a participant with other funds in the Fund Complex in a joint, syndicated, committed $1 billion line of credit (the Syndicated Credit Facility), maturing on September 26, 2024. Under the terms of the Syndicated Credit Facility, in addition to the interest charged on any borrowings by the fund, the fund paid a commitment fee of 0.15% per annum on the fund’s proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the fund was a participant with other funds in the Fund Complex in a joint, unsecured, uncommitted $400 million line of credit (the Uncommitted Credit Facility), with State Street Bank and Trust Company, maturing on September 26, 2024. Under the terms of the Uncommitted Credit Facility, the fund pays interest on the amount it borrows. There were no borrowings by the fund from either line of credit during the period.
18
Schwab Balanced Fund | Semiannual Report

Schwab Balanced Fund
Financial Notes, unaudited (continued)

6. Borrowing from Banks (continued):
The fund also has access to custodian overdraft facilities. The fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed in the fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Purchases and Sales of Investment Securities:
For the period ended April 30, 2024, purchases and sales of securities (excluding short-term obligations) were as follows:
PURCHASES OF SECURITIES	SALES OF SECURITIES
$37,411,340	$41,987,499

8. Federal Income Taxes:
As of April 30, 2024, the tax basis cost of the fund’s investments and gross unrealized appreciation and depreciation were as follows:
TAX COST	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)
$634,481,233	$43,267,868	($39,906,517 )	$3,361,351

The tax basis components of distributions and components of distributable earnings on a tax basis are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of April 30, 2024. The tax basis components of distributions paid during the fiscal year ended October 31, 2023 were as follows:
PRIOR FISCAL YEAR END DISTRIBUTIONS
ORDINARY INCOME	LONG-TERM CAPITAL GAINS
$9,522,266	$47,133,224
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts in the financial statements. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
As of October 31, 2023, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements.  The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the fund’s Statement of Operations.  During the fiscal year ended October 31, 2023, the fund did not incur any interest or penalties.

9. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
Schwab Balanced Fund | Semiannual Report
19

Schwab Balanced Fund
Trustees and Officers

The tables below give information about the trustees and officers of Schwab Capital Trust, which includes the fund covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 106 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the fund’s Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Michael J. Beer 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2022)	Retired. Director, President and Chief Executive Officer (Dec. 2016 – Sept. 2019), Principal Funds (investment management).	106	Director (2016 – 2019), Principal Funds, Inc.
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor.	106	None
Nancy F. Heller 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Retired.	106	None
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	106	Director (2004 – present), Corcept Therapeutics Incorporated Director (2009 – 2021), Adamas Pharmaceuticals, Inc. Director (2003 – 2019), Symantec Corporation
Jane P. Moncreiff 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2019)	Consultant (2018 – present), Fulham Advisers LLC (management consulting); Chief Investment Officer (2009 – 2017), CareGroup Healthcare System, Inc. (healthcare).	106	None
20
Schwab Balanced Fund | Semiannual Report

Schwab Balanced Fund
Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant (2008 – present), Patmore Management Consulting (management consulting).	106	None
J. Derek Penn 1957 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2021)	Head of Equity Sales and Trading (2006 – 2018), BNY Mellon (financial services).	106	None

Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)
Co-Chairman of the Board (July 2022 – present), Director and Chief
Executive Officer (Oct. 2008 – present) and President
(Feb. 2007 – Oct. 2021), The Charles Schwab Corporation; President and
Chief Executive Officer (Oct. 2008 – Oct. 2021) and Director
(May 2008 – Oct. 2021), Charles Schwab & Co., Inc.; Co-Chairman of the
Board (July 2022 – present) and Director (Apr. 2006 – present), Charles
Schwab Bank, SSB; Co-Chairman of the Board (July 2022 – present) and
Director (Nov. 2017 – present), Charles Schwab Premier Bank, SSB;
Co-Chairman of the Board (July 2022 – present) and Director
(July 2019 – present), Charles Schwab Trust Bank; Director
(May 2008 – present), Chief Executive Officer (Aug. 2017 – present) and
President (Aug. 2017 – Nov. 2021), Schwab Holdings, Inc.; Manager
(Sept. 2023 – present), TD Ameritrade Holding LLC; Director
(Oct. 2020 – Aug. 2023), TD Ameritrade Holding Corporation; Director
(July 2016 – Oct. 2021), Charles Schwab Investment Management, Inc.
		106	Director (2008 – present), The Charles Schwab Corporation
Richard A. Wurster[2] 1973 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2022)
President (Oct. 2021 – present) and Executive Vice President – Schwab
Asset Management Solutions (Apr. 2019 – Oct. 2021), The Charles
Schwab Corporation; President, Director (Oct. 2021 – present), Executive
Vice President – Schwab Asset Management Solutions
(July 2019 – Oct. 2021) and Senior Vice President – Advisory
(May 2016 – July 2019), Charles Schwab & Co., Inc.; President
(Nov. 2021 – present), Schwab Holdings, Inc.; Director
(Oct. 2021 – present) and Chief Executive Officer (Nov. 2019 – Jan. 2022),
Charles Schwab Investment Management, Inc.; Director, Chief Executive
Officer and President (Mar. 2018 – Oct. 2022), Charles Schwab Investment
Advisory, Inc.; Chief Executive Officer (July 2016 – Apr. 2018) and
President (Mar. 2017 – Apr. 2018), ThomasPartners, Inc.; Chief Executive
Officer (July 2016 – Apr. 2018), Windhaven Investment Management, Inc.
		106	None

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Schwab Balanced Fund
Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Omar Aguilar
1970
Chief Executive Officer, President and Chief Investment
Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2011)

Chief Executive Officer (Jan. 2022 – present), President (Oct. 2023 – present), (Chief
Investment Officer (Apr. 2011 – present) and Senior Vice President (Apr. 2011 – Jan. 2022),
Charles Schwab Investment Management, Inc.; Director, Chief Executive Officer and
President (Oct. 2022 – present), Charles Schwab Investment Advisory, Inc.; Chief Executive
Officer (Sept. 2023 – present), President (Oct. 2023 – present), Chief Investment Officer
(June 2011 – present) and Vice President (June 2011 – Sept. 2023), Schwab Funds, Laudus
Trust and Schwab ETFs.

Mark Fischer
1970
Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2013)

Chief Operating Officer (Dec. 2020 – present) and Treasurer and Chief Financial Officer
(Jan. 2016 – Dec. 2022), Schwab Funds, Laudus Trust and Schwab ETFs; Chief Financial
Officer (Mar. 2020 – present), Chief Operating Officer (Oct. 2023 – present), Managing
Director (Mar. 2023 – present) and Vice President (Oct. 2013 – Mar. 2023), Charles Schwab
Investment Management, Inc.

Dana Smith
1965
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2023)

Treasurer and Chief Financial Officer (Jan. 2023 – present) and Assistant Treasurer
(Dec. 2015 – Dec. 2022), Schwab Funds, Laudus Trust and Schwab ETFs; Managing Director
(Mar. 2023 – present), Vice President (Mar. 2022 – Mar. 2023) and Director
(Oct. 2015 – Mar. 2022), Charles Schwab Investment Management, Inc.; Managing Director
(May 2022 – present) and Vice President (Apr. 2022 – May 2022), Charles Schwab & Co., Inc.

Patrick Cassidy
1964
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2018)

Chief Investment Officer (Oct. 2023 – present) and Vice President (Feb. 2018 – present),
Schwab Funds, Laudus Trust and Schwab ETFs; Managing Director (Mar. 2023 – present),
Chief Investment Officer (Oct. 2023 – present), and Senior Vice President
(Oct. 2012 – Mar. 2023), Charles Schwab Investment Management, Inc.

William P. McMahon, Jr.
1972
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2021)

Managing Director (Mar. 2023 – present), Senior Vice President (Jan. 2020 – Mar. 2023) and
Chief Investment Officer (Jan. 2020 – present) Charles Schwab Investment
Management, Inc.; Vice President and Chief Investment Officer (June 2021 – present),
Schwab Funds, Laudus Trust and Schwab ETFs; Senior Vice President and Chief Investment
Officer – ThomasPartners Strategies (Apr. 2018 – Dec. 2019), Charles Schwab Investment
Advisory, Inc.; Senior Vice President and Chief Investment Officer (May 2001 – Apr. 2018),
ThomasPartners, Inc.

Catherine MacGregor
1964
Chief Legal Officer and Secretary, Schwab Funds and
Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Trust
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios and Laudus Trust since 2005; Schwab Strategic
Trust since 2009)

Chief Legal Officer (Mar. 2022 – present), Managing Director (Mar. 2023 – present) and Vice
President (Sept. 2005 – Mar. 2023), Charles Schwab Investment Management, Inc.;
Managing Director (May 2022 – present) and Vice President (Aug. 2005 – May 2022), Charles
Schwab & Co., Inc.; Vice President (Dec. 2005 – present) and Chief Legal Officer and Clerk
(Mar. 2007 – present), Laudus Trust; Chief Legal Officer and Secretary (Oct. 2021 – present),
Vice President (Nov. 2005 – Oct. 2021) and Assistant Secretary (June 2007 – Oct. 2021),
Schwab Funds; Chief Legal Officer and Secretary (Oct. 2021 – present), Vice President and
Assistant Secretary (Oct. 2009 – Oct. 2021), Schwab ETFs.

1
Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
2
Mr. Bettinger and Mr. Wurster are Interested Trustees. Mr. Bettinger and Mr. Wurster are Interested Trustees because each owns stock of The Charles Schwab Corporation (CSC), the parent company of Charles Schwab Investment Management, Inc., the investment adviser for the trusts in the Fund Complex, and is an employee of Charles Schwab & Co., Inc. (Schwab), the principal underwriter for The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust.
3
The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.
22
Schwab Balanced Fund | Semiannual Report

Schwab Balanced Fund
Glossary

asset allocation The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.
asset class A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.
Balanced Blended Index A custom blended index developed by Schwab Asset Management that, effective February 1, 2022, is composed of 41.5% S&P 500 Index, 8.5% Russell 2000 Index, 10.0% MSCI EAFE Index (Net), 37.0% Bloomberg US Aggregate Bond Index, and 3.0% Bloomberg US Treasury Bills 1-3 Month Index. From January 29, 2019 through January 31, 2022, the composite was composed of 50% S&P 500 Index, 10% Russell 2000 Index, 37% Bloomberg US Aggregate Bond Index, and 3% Bloomberg US Treasury Bills 1-3 Month Index. From August 1, 2013 through January 28, 2019, the composite was composed of 50% S&P 500 Index, 10% Russell 2000 Index, 25% Bloomberg US Aggregate Bond Index, 12% Bloomberg US Intermediate Aggregate Bond Index and 3% Bloomberg US Treasury Bills 1-3 Month Index. Prior to August 1, 2013 the Balanced Blended Index was composed of 60% S&P 500 Index and 40% Bloomberg US Aggregate Bond Index. Percentages listed may not total to 100% due to rounding.
Bloomberg US Aggregate Bond Index An index that is a broad-based benchmark measuring the performance of the U.S. investment grade, taxable bond market, including U.S. Treasuries, government-related and corporate bonds, mortgage pass-through securities, commercial mortgage-backed securities, and asset-backed securities that are publicly available for sale in the United States. To be eligible for inclusion in the index, securities must be fixed rate, non-convertible, U.S. dollar-denominated with at least $300 million or more of outstanding face value and have one or more years remaining to maturity. The index excludes certain types of securities, including tax-exempt state and local government series bonds, structured notes embedded with swaps or other special features, private placements, floating rate securities, inflation-linked bonds and Eurobonds. The index is market capitalization weighted and the securities in the index are updated on the last business day of each month.
Bloomberg US Intermediate Aggregate Bond Index An index that represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.
Bloomberg US Treasury Bills 1–3 Month Index An index that includes all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months but more than 1 month, are rated investment grade and have $300 million or more of outstanding face value. It excludes zero-coupon STRIPS.
bond A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the coupon rate) until a specified date (the maturity date), at which time the issuer returns the money borrowed (principal or face value) to the bondholder. Because of their structure, bonds are sometimes called “fixed-income securities” or “debt securities.”
An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.
bond fund A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.
cap, capitalization See “market cap.”
capital gain, capital loss the difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the capital gain or loss is considered unrealized appreciation or depreciation.
expense ratio The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
market cap, market capitalization The value of a company as determined by the total value of all shares of its stock outstanding.
MSCI EAFE Index (Net) A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets in Europe, Australasia, and the Far East. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes; returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
net asset value (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.
outstanding shares, shares outstanding When speaking of a company or mutual fund, indicates all shares currently held by investors.
price-to-book ratio (P/B) The market price of a company’s stock compared with its “book value.” A mutual fund’s P/B is the weighted average of the P/B of all stocks in the fund’s portfolio.
price-to-earnings ratio (P/E) The market price of a company’s stock compared with earnings over the past year. A mutual fund’s P/E is the weighted average of the P/E of all stocks in the fund’s portfolio.
return on equity (ROE) The average yearly rate of return for each dollar of investors’ money, measured over the past five years.
Russell 2000 Index An index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index. The Russell 3000 Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
S&P 500 Index An index that is designed to measure the performance of 500 leading publicly traded companies from a broad range of industries.
stock A share of ownership, or equity, in the issuing company.
total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.
weighted average For mutual funds, an average that gives the same weight to each security as the security represents in the fund’s portfolio.
yield The income paid out by an investment, expressed as a percentage of the investment’s market value.
Schwab Balanced Fund | Semiannual Report
23

Schwab Balanced Fund
Schwab Asset Management

With a straightforward lineup of core products and solutions for building the foundation of a portfolio, Schwab Asset Management advocates for investors of all sizes with a steadfast focus on lowering costs and reducing unnecessary complexity. The list below shows all currently available Schwab Funds®.
Investors should carefully consider information contained in the prospectus, or if available, the summary prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-877-824-5615 for a prospectus for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at www.schwabassetmanagement.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.

Schwab Funds
Equity Funds
Schwab Core Equity Fund
Schwab Dividend Equity Fund
Schwab Large-Cap Growth Fund
Schwab Small-Cap Equity Fund
Schwab Health Care Fund
Schwab International Core Equity Fund
Schwab International Opportunities Fund
Schwab Select Large Cap Growth Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Fundamental Global Real Estate Index Fund
Schwab Global Real Estate Fund
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab U.S. Large-Cap Growth Index Fund
Schwab U.S. Large-Cap Value Index Fund
Schwab U.S. Mid-Cap Index Fund
Schwab International Index Fund®
Asset Allocation Funds
Schwab Balanced Fund
Schwab MarketTrack Portfolios®
Schwab Target Funds
Schwab Target Index Funds
Schwab Monthly Income Funds
Bond Funds
Schwab Treasury Inflation Protected Securities Index Fund
Schwab U.S. Aggregate Bond Index Fund
Schwab Short-Term Bond Index Fund
Schwab Tax-Free Bond Fund1
Schwab California Tax-Free Bond Fund1
Schwab Opportunistic Municipal Bond Fund
Schwab Money Funds2
Schwab provides a broad choice of taxable and tax-exempt money market funds for both retail and institutional client types.
Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management
211 Main Street, San Francisco, CA 94105
Funds
Schwab Funds
1-877-824-5615
© 2024 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.
¹
State, local, and the Federal Alternative Minimum Tax may apply. Capital gains are not exempt from Federal Taxation.
²
You could lose money by investing in the Schwab Money Funds. All Schwab Money Funds with the exception of Schwab Variable Share Price Money Fund seek to preserve the value of your investment at $1.00 per share, but cannot guarantee they will do so. Because the share price of Schwab Variable Share Price Money Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. All Schwab Money Funds with the exception of Schwab Government Money Fund, Schwab Retirement Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Treasury Obligations Money Fund and Schwab Government Money Market Portfolio may impose a fee upon the sale of your shares if the Fund’s Board determines that the fee is in the best interests of the Fund. An investment in the Schwab Money Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Schwab Money Funds’ sponsor has no legal obligation to provide financial support to the Funds, and you should not expect that the sponsor will provide financial support to the Funds at any time.

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MFR34721-18
00299605

Semiannual Report | April 30, 2024
Schwab MarketTrack Portfolios®

Schwab MarketTrack
All Equity Portfolio™
Schwab MarketTrack
Growth Portfolio™
Schwab MarketTrack
Balanced Portfolio™
Schwab MarketTrack
Conservative Portfolio™

No Action Required – Notice Regarding Shareholder Report Delivery
Beginning on July 24, 2024, fund shareholder reports will be streamlined to highlight key information deemed important for investors to assess and monitor their fund investments. Other information, including financial statements, will not appear in the streamlined shareholder reports but will available online and delivered free of charge upon request.

• If you already receive the full shareholder reports, you will receive the streamlined shareholder reports in the same way that you currently receive the full shareholder reports (either in paper or electronically).

• If you currently receive a notification when a shareholder report is available on a fund’s website, beginning July 24, 2024, you will begin to receive the streamlined shareholder report (in paper).

This page is intentionally left blank.

Schwab MarketTrack Portfolios
In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc., dba Schwab Asset Management®
Distributor: Charles Schwab & Co., Inc. (Schwab)

Schwab MarketTrack Portfolios | Semiannual Report
1

Schwab MarketTrack Portfolios
Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.
Total Return for the 6 Months Ended April 30, 2024
Schwab MarketTrack All Equity Portfolio (Ticker Symbol: SWEGX)	18.50%
S&P 500® Index	20.98%
All Equity Composite Index	19.29%
Fund Category: Morningstar Aggressive Allocation[1]	17.57%
Performance Details	pages 4-5

Schwab MarketTrack Growth Portfolio (Ticker Symbol: SWHGX)	15.81%
S&P 500® Index	20.98%
Growth Composite Index	16.44%
Fund Category: Morningstar Moderately Aggressive Allocation[1]	15.76%
Performance Details	pages 6-7

Schwab MarketTrack Balanced Portfolio (Ticker Symbol: SWBGX)	12.96%
S&P 500® Index	20.98%
Balanced Composite Index	13.48%
Fund Category: Morningstar Moderate Allocation[1]	13.00%
Performance Details	pages 8-9

Schwab MarketTrack Conservative Portfolio (Ticker Symbol: SWCGX)	10.08%
S&P 500® Index	20.98%
Conservative Composite Index	10.57%
Fund Category: Morningstar Moderately Conservative Allocation[1]	10.44%
Performance Details	pages 10-11
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The components that make up each of the composite indices may vary over time. For index definitions, please see the Glossary.
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, a fund’s total return would have been lower. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
1
Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds and ETFs within the category as of the report date.
2
Schwab MarketTrack Portfolios | Semiannual Report

Schwab MarketTrack Portfolios
Fund Management

Zifan Tang, Ph.D., CFA, Senior Portfolio Manager for Schwab Asset Management, is responsible for the day-to-day co-management of the funds. Prior to joining Schwab in 2012, Ms. Tang was a product manager at
Thomson Reuters and from 1997 to 2009 worked as a portfolio manager at Barclays Global Investors (now known as BlackRock).

Drew Hayes, CFA, Portfolio Manager for Schwab Asset Management, is responsible for the day-to-day co-management of the funds. Mr. Hayes has been with Schwab since 2006. Before becoming a portfolio manager, he spent seven years as a senior fixed income specialist for Schwab Wealth Advisory, Inc. Prior to that, he worked as a bond investment specialist for two years and as a registered representative for two years for Charles Schwab & Co., Inc.

Patrick Kwok, CFA, Portfolio Manager for Schwab Asset Management, is responsible for the day-to-day co-management of the funds. Previously, Mr. Kwok served as an associate portfolio manager from 2012 to
2016. Prior to that, he worked as a fund administration manager, where he was responsible for oversight of sub-advisers, trading, cash management, and fund administration supporting the Charles Schwab Trust Bank
Collective Investment Trusts and multi-asset Schwab Funds. Prior to joining Schwab Asset Management in
2008, Mr. Kwok spent two years as an asset operations specialist at Charles Schwab Trust Company. He also worked for one year at State Street Bank & Trust as a portfolio accountant and pricing specialist.

Schwab MarketTrack Portfolios | Semiannual Report
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Schwab MarketTrack All Equity Portfolio

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.
Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab MarketTrack All Equity Portfolio (5/19/98)	18.50%	15.37%	8.90%	8.25%
S&P 500® Index	20.98%	22.66%	13.19%	12.41%
All Equity Composite Index	19.29%	16.33%	9.46%	8.84%
Fund Category: Morningstar Aggressive Allocation [2]	17.57%	14.29%	7.74%	7.29%
Fund Expense Ratio[3]: 0.51%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
1
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds and ETFs within the category as of the report date.
3
As stated in the prospectus. Includes 0.12% of acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds. Reflects the total annual fund operating expenses without contractual fee waivers. For actual expense ratios during the period, not including AFFE, refer to the financial highlights section of the financial statements.
4
Schwab MarketTrack Portfolios | Semiannual Report

Schwab MarketTrack All Equity Portfolio
Performance and Fund Facts as of April 30, 2024

Statistics
Number of Holdings	10
Portfolio Turnover Rate	13% [1]
Asset Class Weightings % of Investments2

Top Holdings % of Net Assets3

Portfolio holdings may have changed since the report date.
Small-company stocks are subject to greater volatility than many other asset classes.
International investments are subject to additional risks such as currency fluctuation, geopolitical risk and the potential for illiquid markets.
1
Not annualized.
2
The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
3
This list is not a recommendation of any security by the investment adviser.
Schwab MarketTrack Portfolios | Semiannual Report
5

Schwab MarketTrack Growth Portfolio

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.
Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab MarketTrack Growth Portfolio (11/20/95)	15.81%	12.53%	7.50%	7.18%
S&P 500® Index	20.98%	22.66%	13.19%	12.41%
Bloomberg US Aggregate Bond Index	4.97%	-1.47%	-0.16%	1.20%
Growth Composite Index	16.44%	13.36%	8.06%	7.74%
Fund Category: Morningstar Moderately Aggressive Allocation [2]	15.76%	12.74%	7.07%	6.69%
Fund Expense Ratio[3]: 0.50%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
1
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds and ETFs within the category as of the report date.
3
As stated in the prospectus. Includes 0.11% of acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds. Reflects the total annual fund operating expenses without contractual fee waivers. For actual expense ratios during the period, not including AFFE, refer to the financial highlights section of the financial statements.
6
Schwab MarketTrack Portfolios | Semiannual Report

Schwab MarketTrack Growth Portfolio
Performance and Fund Facts as of April 30, 2024

Statistics
Number of Holdings	12
Portfolio Turnover Rate	13% [1]
Asset Class Weightings % of Investments2

Top Holdings % of Net Assets3

Portfolio holdings may have changed since the report date.
Small-company stocks are subject to greater volatility than many other asset classes.
International investments are subject to additional risks such as currency fluctuation, geopolitical risk and the potential for illiquid markets.
1
Not annualized.
2
The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
3
This list is not a recommendation of any security by the investment adviser.
Schwab MarketTrack Portfolios | Semiannual Report
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Schwab MarketTrack Balanced Portfolio

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.
Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab MarketTrack Balanced Portfolio (11/20/95)	12.96%	9.02%	5.67%	5.68%
S&P 500® Index	20.98%	22.66%	13.19%	12.41%
Bloomberg US Aggregate Bond Index	4.97%	-1.47%	-0.16%	1.20%
Balanced Composite Index	13.48%	9.76%	6.21%	6.24%
Fund Category: Morningstar Moderate Allocation [2]	13.00%	10.46%	6.28%	6.07%
Fund Expense Ratio[3]: 0.48%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
1
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds and ETFs within the category as of the report date.
3
As stated in the prospectus. Includes 0.09% of acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds. Reflects the total annual fund operating expenses without contractual fee waivers. For actual expense ratios during the period, not including AFFE, refer to the financial highlights section of the financial statements.
8
Schwab MarketTrack Portfolios | Semiannual Report

Schwab MarketTrack Balanced Portfolio
Performance and Fund Facts as of April 30, 2024

Statistics
Number of Holdings	13
Portfolio Turnover Rate	11% [1]
Asset Class Weightings % of Investments2

Top Holdings % of Net Assets3

Portfolio holdings may have changed since the report date.
Small-company stocks are subject to greater volatility than many other asset classes.
International investments are subject to additional risks such as currency fluctuation, geopolitical risk and the potential for illiquid markets.
1
Not annualized.
2
The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
3
This list is not a recommendation of any security by the investment adviser.
Schwab MarketTrack Portfolios | Semiannual Report
9

Schwab MarketTrack Conservative Portfolio

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.
Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab MarketTrack Conservative Portfolio (11/20/95)	10.08%	5.36%	3.64%	4.03%
S&P 500® Index	20.98%	22.66%	13.19%	12.41%
Bloomberg US Aggregate Bond Index	4.97%	-1.47%	-0.16%	1.20%
Conservative Composite Index	10.57%	6.06%	4.20%	4.62%
Fund Category: Morningstar Moderately Conservative Allocation [2]	10.44%	6.33%	3.80%	3.95%
Fund Expense Ratio[3]: 0.50%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
1
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds and ETFs within the category as of the report date.
3
As stated in the prospectus. Includes 0.08% of acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds. Reflects the total annual fund operating expenses without contractual fee waivers. For actual expense ratios during the period, not including AFFE, refer to the financial highlights section of the financial statements.
10
Schwab MarketTrack Portfolios | Semiannual Report

Schwab MarketTrack Conservative Portfolio
Performance and Fund Facts as of April 30, 2024

Statistics
Number of Holdings	13
Portfolio Turnover Rate	8% [1]
Asset Class Weightings % of Investments2

Top Holdings % of Net Assets3

Portfolio holdings may have changed since the report date.
Small-company stocks are subject to greater volatility than many other asset classes.
International investments are subject to additional risks such as currency fluctuation, geopolitical risk and the potential for illiquid markets.
1
Not annualized.
2
The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
3
This list is not a recommendation of any security by the investment adviser.
Schwab MarketTrack Portfolios | Semiannual Report
11

Schwab MarketTrack Portfolios
Fund Expenses (Unaudited)
Examples for a $1,000 Investment

As a fund shareholder, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, transfer agent and shareholder services fees, and other fund expenses.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning November 1, 2023 and held through April 30, 2024.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	EXPENSE RATIO (ANNUALIZED)[1,2]	EFFECTIVE EXPENSE RATIO (ANNUALIZED)[3,4]	BEGINNING ACCOUNT VALUE AT 11/1/23	ENDING ACCOUNT VALUE (NET OF EXPENSES) AT 4/30/24	EXPENSES PAID DURING PERIOD 11/1/23-4/30/24[2,5]	EFFECTIVE EXPENSES PAID DURING PERIOD 11/1/23-4/30/24[4,5]
Schwab MarketTrack All Equity Portfolio
Actual Return	0.38%	0.50%	$1,000.00	$1,185.00	$2.06	$2.72
Hypothetical 5% Return	0.38%	0.50%	$1,000.00	$1,022.97	$1.91	$2.51
Schwab MarketTrack Growth Portfolio
Actual Return	0.39%	0.50%	$1,000.00	$1,158.10	$2.09	$2.68
Hypothetical 5% Return	0.39%	0.50%	$1,000.00	$1,022.92	$1.96	$2.51
Schwab MarketTrack Balanced Portfolio
Actual Return	0.39%	0.48%	$1,000.00	$1,129.60	$2.07	$2.54
Hypothetical 5% Return	0.39%	0.48%	$1,000.00	$1,022.92	$1.96	$2.41
Schwab MarketTrack Conservative Portfolio
Actual Return	0.42%	0.50%	$1,000.00	$1,100.80	$2.19	$2.61
Hypothetical 5% Return	0.42%	0.50%	$1,000.00	$1,022.77	$2.11	$2.51

[1]	Based on the most recent six-month expense ratio.
[2]	Excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds.
[3]	Based on the most recent six-month acquired fund fees and expenses and the expense ratio; may differ from the acquired fund fees and expenses and the expense ratio in the prospectus.
[4]	Includes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds.
[5]
Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 182 days in the period, and divided by 366 days in the fiscal year.

12
Schwab MarketTrack Portfolios | Semiannual Report

Schwab MarketTrack All Equity Portfolio
Financial Statements
FINANCIAL HIGHLIGHTS

	11/1/23– 4/30/24*	11/1/22– 10/31/23	11/1/21– 10/31/22	11/1/20– 10/31/21	11/1/19– 10/31/20	11/1/18– 10/31/19
Per-Share Data
Net asset value at beginning of period	$19.55	$19.11	$23.89	$17.73	$19.15	$18.33
Income (loss) from investment operations:
Net investment income (loss)[1]	0.41	0.32	0.37	0.29	0.37	0.31
Net realized and unrealized gains (losses)	3.19	1.04	(4.23)	7.21	(0.54)	1.30
Total from investment operations	3.60	1.36	(3.86)	7.50	(0.17)	1.61
Less distributions:
Distributions from net investment income	(0.40)	(0.30)	(0.45)	(0.21)	(0.53)	(0.36)
Distributions from net realized gains	(0.29)	(0.62)	(0.47)	(1.13)	(0.72)	(0.43)
Total distributions	(0.69)	(0.92)	(0.92)	(1.34)	(1.25)	(0.79)
Net asset value at end of period	$22.46	$19.55	$19.11	$23.89	$17.73	$19.15
Total return	18.50%[2]	7.32%	(16.89%)	43.90%	(1.35%)	9.58%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[3]	0.38%[4]	0.39%	0.39%[5]	0.38%	0.40%	0.40%
Gross operating expenses[3]	0.38%[4]	0.39%	0.39%[5]	0.38%	0.40%	0.40%
Net investment income (loss)	3.77%[4]	1.60%	1.75%	1.33%	2.08%	1.72%
Portfolio turnover rate	13%[2]	10%	7%	6%	18%	6%
Net assets, end of period (x 1,000)	$844,611	$730,571	$698,899	$861,267	$623,095	$690,801

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Not annualized.
[3]	Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds.
[4]	Annualized.
[5]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes
Schwab MarketTrack Portfolios | Semiannual Report
13

Schwab MarketTrack All Equity Portfolio
Portfolio Holdings  as of April 30, 2024 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date, including a summary of the fund’s transactions with its affiliated underlying funds during the period.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website.

SECURITY	VALUE AT 10/31/23	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 4/30/24	BALANCE OF SHARES HELD AT 4/30/24	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 99.7% OF NET ASSETS

U.S. Stocks 61.3%
Large-Cap 49.8%
Schwab Fundamental US Large Company Index Fund	$98,702,616	$3,925,735	($5,193,115 )	$597,193	$16,108,437	$114,140,866	4,507,933	$2,053,890
Schwab S&P 500 Index Fund	229,385,364	7,534,168	(50,365,010)	32,460,251	11,779,303	230,794,076	2,977,988	3,660,709
Schwab U.S. Large-Cap Growth Index Fund	36,628,897	34,797,923	(2,994,310)	634,535	6,659,274	75,726,319	792,282	278,926
						420,661,261
Small-Cap 11.5%
Schwab Fundamental US Small Company Index Fund	32,760,298	1,808,979	(11,726,893)	2,036,587	3,744,808	28,623,779	1,778,979	538,646
Schwab Small-Cap Index Fund	75,238,626	6,784,163	(27,819,389)	2,500,021	11,877,761	68,581,182	2,157,319	1,339,213
						97,204,961
						517,866,222

International Stocks 33.4%
Developed Markets 28.3%
Schwab Fundamental International Large Company Index Fund	43,820,399	12,813,794	(2,281,744)	63,866	5,726,200	60,142,515	5,573,912	1,565,928
Schwab Fundamental International Small Company Index Fund	36,120,894	3,923,351	(1,412,893)	14,650	3,869,235	42,515,237	3,384,971	1,263,436
Schwab International Index Fund	101,336,125	24,124,184	(2,726,714)	30,769	13,573,135	136,337,499	5,902,056	3,697,321
						238,995,251
Emerging Markets 5.1%
Schwab Fundamental Emerging Markets Large Company Index Fund	36,509,949	5,062,230	(3,151,934)	140,431	4,010,928	42,571,604	4,794,100	1,963,775
						281,566,855

Real Estate 5.0%
U.S. REITs 5.0%
Schwab U.S. REIT ETF	36,755,173	4,908,691	(2,625,283)	(245,378)	3,446,834	42,240,037	2,252,802	691,992
Total Affiliated Underlying Funds (Cost $478,810,484)	$727,258,341	$105,683,218	($110,297,285 )	$38,232,925	$80,795,915	$841,673,114		$17,053,836
Total Investments in Securities (Cost $478,810,484)						$841,673,114

(a)
Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable (see financial note 2(d) for additional information).

ETF —	Exchange-Traded Fund
REIT —	Real Estate Investment Trust
At April 30, 2024, all of the fund’s investment securities were classified as Level 1 (see financial note 2(a) for additional information).
See financial notes
14
Schwab MarketTrack Portfolios | Semiannual Report

Schwab MarketTrack All Equity Portfolio
Statement of Assets and Liabilities

As of April 30, 2024; unaudited
Assets
Investments in securities, at value - affiliated issuers (cost $478,810,484)		$841,673,114
Cash		3,983,618
Receivables:
Investments sold		5,434,026
Fund shares sold		220,956
Prepaid expenses	+	22,289
Total assets		851,334,003

Liabilities
Payables:
Investments bought		4,814,266
Fund shares redeemed		1,610,259
Shareholder service fees		167,059
Investment adviser and administrator fees		91,470
Accrued expenses	+	40,167
Total liabilities		6,723,221
Net assets		$844,610,782

Net Assets by Source
Capital received from investors		$454,055,937
Total distributable earnings	+	390,554,845
Net assets		$844,610,782

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$844,610,782		37,598,301		$22.46

See financial notes
Schwab MarketTrack Portfolios | Semiannual Report
15

Schwab MarketTrack All Equity Portfolio
Statement of Operations

For the period November 1, 2023 through April 30, 2024; unaudited
Investment Income
Dividends received from securities - affiliated issuers		$17,053,836
Other interest	+	53,805
Total investment income		17,107,641

Expenses
Shareholder service fees		972,327
Investment adviser and administrator fees		536,174
Shareholder reports		20,635
Registration fees		15,731
Portfolio accounting fees		12,296
Professional fees		11,395
Independent trustees’ fees		3,741
Transfer agent fees		1,947
Other expenses	+	3,376
Total expenses	–	1,577,622
Net investment income		15,530,019

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized gains on sales of securities - affiliated issuers		38,232,925
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers	+	80,795,915
Net realized and unrealized gains		119,028,840
Increase in net assets resulting from operations		$134,558,859
See financial notes
16
Schwab MarketTrack Portfolios | Semiannual Report

Schwab MarketTrack All Equity Portfolio
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	11/1/23-4/30/24		11/1/22-10/31/23
Net investment income		$15,530,019	$12,121,922
Net realized gains		38,232,925	9,231,924
Net change in unrealized appreciation (depreciation)	+	80,795,915	30,496,738
Increase in net assets resulting from operations		$134,558,859	$51,850,584

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($25,564,421 )	($33,442,416 )

TRANSACTIONS IN FUND SHARES
	11/1/23-4/30/24			11/1/22-10/31/23
		SHARES	VALUE	SHARES	VALUE
Shares sold		1,753,278	$38,884,464	3,710,311	$74,403,438
Shares reinvested		1,021,261	22,447,317	1,577,571	29,611,009
Shares redeemed	+	(2,552,082)	(56,286,033)	(4,493,650)	(90,750,860)
Net transactions in fund shares		222,457	$5,045,748	794,232	$13,263,587

SHARES OUTSTANDING AND NET ASSETS
	11/1/23-4/30/24			11/1/22-10/31/23
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		37,375,844	$730,570,596	36,581,612	$698,898,841
Total increase	+	222,457	114,040,186	794,232	31,671,755
End of period		37,598,301	$844,610,782	37,375,844	$730,570,596
See financial notes
Schwab MarketTrack Portfolios | Semiannual Report
17

Schwab MarketTrack Growth Portfolio
Financial Statements
FINANCIAL HIGHLIGHTS

	11/1/23– 4/30/24*	11/1/22– 10/31/23	11/1/21– 10/31/22	11/1/20– 10/31/21	11/1/19– 10/31/20	11/1/18– 10/31/19
Per-Share Data
Net asset value at beginning of period	$22.64	$22.39	$27.84	$22.42	$23.54	$22.67
Income (loss) from investment operations:
Net investment income (loss)[1]	0.45	0.43	0.40	0.35	0.43	0.41
Net realized and unrealized gains (losses)	3.11	0.81	(4.49)	7.03	(0.20)	1.62
Total from investment operations	3.56	1.24	(4.09)	7.38	0.23	2.03
Less distributions:
Distributions from net investment income	(0.50)	(0.38)	(0.44)	(0.39)	(0.47)	(0.45)
Distributions from net realized gains	(0.49)	(0.61)	(0.92)	(1.57)	(0.88)	(0.71)
Total distributions	(0.99)	(0.99)	(1.36)	(1.96)	(1.35)	(1.16)
Net asset value at end of period	$25.21	$22.64	$22.39	$27.84	$22.42	$23.54
Total return	15.81%[2]	5.68%	(15.52%)	34.32%	0.74%	9.86%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[3]	0.39%[4]	0.39%[5]	0.39%[5]	0.39%	0.39%	0.40%
Gross operating expenses[3]	0.39%[4]	0.39%[5]	0.39%[5]	0.39%	0.40%	0.40%
Net investment income (loss)	3.61%[4]	1.86%	1.63%	1.33%	1.92%	1.82%
Portfolio turnover rate	13%[2]	10%	8%	8%	19%	7%
Net assets, end of period (x 1,000)	$897,444	$811,692	$801,906	$982,246	$748,492	$816,532

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Not annualized.
[3]	Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds.
[4]	Annualized.
[5]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes
18
Schwab MarketTrack Portfolios | Semiannual Report

Schwab MarketTrack Growth Portfolio
Portfolio Holdings  as of April 30, 2024 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date, including a summary of the fund’s transactions with its affiliated underlying funds during the period.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website.

SECURITY	VALUE AT 10/31/23	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 4/30/24	BALANCE OF SHARES HELD AT 4/30/24	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 99.5% OF NET ASSETS

U.S. Stocks 51.8%
Large-Cap 43.1%
Schwab Fundamental US Large Company Index Fund	$97,777,220	$2,905,141	($9,642,774 )	$3,179,005	$13,251,502	$107,470,094	4,244,474	$2,006,066
Schwab S&P 500 Index Fund	227,523,315	5,003,780	(61,643,253)	48,859,517	(5,143,907)	214,599,452	2,769,025	3,591,807
Schwab U.S. Large-Cap Growth Index Fund	26,965,098	36,901,485	(3,877,857)	1,081,120	3,989,363	65,059,209	680,678	201,026
						387,128,755
Small-Cap 8.7%
Schwab Fundamental US Small Company Index Fund	30,747,212	1,652,834	(14,522,753)	2,776,050	2,718,577	23,371,920	1,452,574	497,507
Schwab Small-Cap Index Fund	72,026,718	4,871,062	(36,366,174)	9,916,899	4,181,769	54,630,274	1,718,474	1,274,556
						78,002,194
						465,130,949

International Stocks 24.1%
Developed Markets 20.7%
Schwab Fundamental International Large Company Index Fund	32,386,077	13,654,747	(3,557,103)	221,572	4,085,214	46,790,507	4,336,470	1,134,825
Schwab Fundamental International Small Company Index Fund	26,792,630	2,109,516	(1,797,744)	29,919	2,848,354	29,982,675	2,387,156	918,314
Schwab International Index Fund	75,982,989	28,577,547	(5,702,731)	131,456	10,020,220	109,009,481	4,719,025	2,729,888
						185,782,663
Emerging Markets 3.4%
Schwab Fundamental Emerging Markets Large Company Index Fund	27,161,846	2,531,925	(2,698,629)	140,802	2,896,757	30,032,701	3,382,061	1,442,020
						215,815,364

Real Estate 4.0%
U.S. REITs 4.0%
Schwab U.S. REIT ETF	32,647,783	3,445,243	(3,304,790)	(295,260)	3,299,180	35,792,156	1,908,915	603,770

Fixed Income 16.1%
Intermediate-Term Bond 16.1%
Schwab U.S. Aggregate Bond Index Fund	129,720,084	16,677,322	(5,174,898)	(990,646)	4,592,975	144,824,837	16,820,539	2,607,300

See financial notes
Schwab MarketTrack Portfolios | Semiannual Report
19

Schwab MarketTrack Growth Portfolio
Portfolio Holdings  as of April 30, 2024 (Unaudited) (continued)

SECURITY	VALUE AT 10/31/23	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 4/30/24	BALANCE OF SHARES HELD AT 4/30/24	DISTRIBUTIONS RECEIVED(a)
Money Market Funds 3.5%
Schwab Variable Share Price Money Fund, Ultra Shares, 5.27% (b)	$30,139,471	$815,726	$—	$—	($69 )	$30,955,128	30,945,844	$816,075
Total Affiliated Underlying Funds (Cost $568,414,515)	$809,870,443	$119,146,328	($148,288,706 )	$65,050,434	$46,739,935	$892,518,434		$17,823,154
Total Investments in Securities (Cost $568,414,515)						$892,518,434

(a)
Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable (see financial note 2(d) for additional information).

(b)	The rate shown is the annualized 7-day yield.

ETF —	Exchange-Traded Fund
REIT —	Real Estate Investment Trust
At April 30, 2024, all of the fund’s investment securities were classified as Level 1 (see financial note 2(a) for additional information).
See financial notes
20
Schwab MarketTrack Portfolios | Semiannual Report

Schwab MarketTrack Growth Portfolio
Statement of Assets and Liabilities

As of April 30, 2024; unaudited
Assets
Investments in securities, at value - affiliated issuers (cost $568,414,515)		$892,518,434
Cash		5,119,173
Receivables:
Investments sold		4,429,858
Dividends		536,692
Fund shares sold		97,989
Prepaid expenses	+	15,365
Total assets		902,717,511

Liabilities
Payables:
Investments bought		4,821,016
Shareholder service fees		180,868
Fund shares redeemed		133,637
Investment adviser and administrator fees		97,121
Accrued expenses	+	41,126
Total liabilities		5,273,768
Net assets		$897,443,743

Net Assets by Source
Capital received from investors		$511,215,680
Total distributable earnings	+	386,228,063
Net assets		$897,443,743

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$897,443,743		35,592,489		$25.21

See financial notes
Schwab MarketTrack Portfolios | Semiannual Report
21

Schwab MarketTrack Growth Portfolio
Statement of Operations

For the period November 1, 2023 through April 30, 2024; unaudited
Investment Income
Dividends received from securities - affiliated issuers		$17,823,154
Other interest	+	58,997
Total investment income		17,882,151

Expenses
Shareholder service fees		1,075,171
Investment adviser and administrator fees		581,657
Shareholder reports		19,742
Registration fees		16,093
Portfolio accounting fees		12,568
Professional fees		11,537
Independent trustees’ fees		3,831
Transfer agent fees		1,846
Other expenses	+	3,634
Total expenses	–	1,726,079
Net investment income		16,156,072

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized gains on sales of securities - affiliated issuers		65,050,434
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers	+	46,739,935
Net realized and unrealized gains		111,790,369
Increase in net assets resulting from operations		$127,946,441
See financial notes
22
Schwab MarketTrack Portfolios | Semiannual Report

Schwab MarketTrack Growth Portfolio
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	11/1/23-4/30/24		11/1/22-10/31/23
Net investment income		$16,156,072	$15,787,804
Net realized gains		65,050,434	15,467,744
Net change in unrealized appreciation (depreciation)	+	46,739,935	14,791,410
Increase in net assets resulting from operations		$127,946,441	$46,046,958

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($35,285,077 )	($35,300,600 )

TRANSACTIONS IN FUND SHARES
	11/1/23-4/30/24			11/1/22-10/31/23
		SHARES	VALUE	SHARES	VALUE
Shares sold		1,404,394	$35,077,030	2,520,611	$58,610,427
Shares reinvested		1,282,352	31,904,899	1,468,211	32,256,601
Shares redeemed	+	(2,947,582)	(73,891,827)	(3,945,752)	(91,827,581)
Net transactions in fund shares		(260,836)	($6,909,898 )	43,070	($960,553 )

SHARES OUTSTANDING AND NET ASSETS
	11/1/23-4/30/24			11/1/22-10/31/23
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		35,853,325	$811,692,277	35,810,255	$801,906,472
Total increase (decrease)	+	(260,836)	85,751,466	43,070	9,785,805
End of period		35,592,489	$897,443,743	35,853,325	$811,692,277
See financial notes
Schwab MarketTrack Portfolios | Semiannual Report
23

Schwab MarketTrack Balanced Portfolio
Financial Statements
FINANCIAL HIGHLIGHTS

	11/1/23– 4/30/24*	11/1/22– 10/31/23	11/1/21– 10/31/22	11/1/20– 10/31/21	11/1/19– 10/31/20	11/1/18– 10/31/19
Per-Share Data
Net asset value at beginning of period	$17.42	$17.36	$21.53	$18.38	$18.75	$18.24
Income (loss) from investment operations:
Net investment income (loss)[1]	0.33	0.38	0.32	0.28	0.35	0.36
Net realized and unrealized gains (losses)	1.92	0.38	(3.45)	4.11	0.10	1.32
Total from investment operations	2.25	0.76	(3.13)	4.39	0.45	1.68
Less distributions:
Distributions from net investment income	(0.42)	(0.31)	(0.33)	(0.32)	(0.39)	(0.39)
Distributions from net realized gains	(0.37)	(0.39)	(0.71)	(0.92)	(0.43)	(0.78)
Total distributions	(0.79)	(0.70)	(1.04)	(1.24)	(0.82)	(1.17)
Net asset value at end of period	$18.88	$17.42	$17.36	$21.53	$18.38	$18.75
Total return	12.96%[2]	4.47%	(15.32%)	24.66%	2.37%	10.14%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[3]	0.39%[4]	0.39%	0.40%[5]	0.39%	0.40%	0.40%
Gross operating expenses[3]	0.39%[4]	0.39%	0.40%[5]	0.39%	0.40%	0.40%
Net investment income (loss)	3.54%[4]	2.10%	1.67%	1.39%	1.91%	1.99%
Portfolio turnover rate	11%[2]	11%	11%	10%	22%	11%
Net assets, end of period (x 1,000)	$562,592	$519,615	$519,474	$654,876	$517,619	$544,554

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Not annualized.
[3]	Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds.
[4]	Annualized.
[5]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes
24
Schwab MarketTrack Portfolios | Semiannual Report

Schwab MarketTrack Balanced Portfolio
Portfolio Holdings  as of April 30, 2024 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date, including a summary of the fund’s transactions with its affiliated underlying funds during the period.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website.

SECURITY	VALUE AT 10/31/23	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 4/30/24	BALANCE OF SHARES HELD AT 4/30/24	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 99.4% OF NET ASSETS

U.S. Stocks 38.8%
Large-Cap 32.8%
Schwab Fundamental US Large Company Index Fund	$46,872,358	$1,586,415	($5,846,398 )	$1,985,346	$5,811,786	$50,409,507	1,990,897	$949,680
Schwab S&P 500 Index Fund	109,155,717	2,692,986	(29,168,716)	22,560,105	(1,778,332)	103,461,760	1,334,990	1,701,788
Schwab U.S. Large-Cap Growth Index Fund	15,816,681	13,516,649	(1,735,851)	612,184	2,506,522	30,716,185	321,366	114,928
						184,587,452
Small-Cap 6.0%
Schwab Fundamental US Small Company Index Fund	13,986,352	805,590	(7,187,078)	1,719,839	756,548	10,081,251	626,554	223,469
Schwab Small-Cap Index Fund	32,640,716	2,680,087	(18,173,002)	6,415,367	(38,697)	23,524,471	739,996	570,349
						33,605,722
						218,193,174

International Stocks 18.0%
Developed Markets 15.5%
Schwab Fundamental International Large Company Index Fund	15,479,171	6,285,467	(1,788,503)	89,994	1,945,009	22,011,138	2,039,957	543,557
Schwab Fundamental International Small Company Index Fund	13,044,211	973,761	(1,355,008)	19,945	1,379,349	14,062,258	1,119,607	443,125
Schwab International Index Fund	36,384,271	13,043,779	(3,190,000)	89,129	4,746,806	51,073,985	2,210,995	1,298,379
						87,147,381
Emerging Markets 2.5%
Schwab Fundamental Emerging Markets Large Company Index Fund	13,042,032	995,879	(1,387,535)	85,063	1,365,148	14,100,587	1,587,904	675,259
						101,247,968

Real Estate 3.0%
U.S. REITs 3.0%
Schwab U.S. REIT ETF	15,606,837	1,360,232	(1,634,636)	(151,910)	1,607,233	16,787,756	895,347	285,394

Fixed Income 36.2%
Intermediate-Term Bond 35.2%
Schwab U.S. Aggregate Bond Index Fund	181,663,514	18,271,077	(6,954,446)	(1,301,828)	6,445,784	198,124,101	23,010,929	3,584,961
Short-Term Bond 1.0%
Schwab Short-Term Bond Index Fund	5,200,206	458,458	—	—	31,315	5,689,979	606,608	105,018
						203,814,080

See financial notes
Schwab MarketTrack Portfolios | Semiannual Report
25

Schwab MarketTrack Balanced Portfolio
Portfolio Holdings  as of April 30, 2024 (Unaudited) (continued)

SECURITY	VALUE AT 10/31/23	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 4/30/24	BALANCE OF SHARES HELD AT 4/30/24	DISTRIBUTIONS RECEIVED(a)
Money Market Funds 3.4%
Schwab Variable Share Price Money Fund, Ultra Shares, 5.27% (b)	$18,788,174	$508,503	$—	$—	($43 )	$19,296,634	19,290,847	$508,720
Total Affiliated Underlying Funds (Cost $417,612,736)	$517,680,240	$63,178,883	($78,421,173 )	$32,123,234	$24,778,428	$559,339,612		$11,004,627
Total Investments in Securities (Cost $417,612,736)						$559,339,612

(a)
Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable (see financial note 2(d) for additional information).

(b)	The rate shown is the annualized 7-day yield.

ETF —	Exchange-Traded Fund
REIT —	Real Estate Investment Trust
At April 30, 2024, all of the fund’s investment securities were classified as Level 1 (see financial note 2(a) for additional information).
See financial notes
26
Schwab MarketTrack Portfolios | Semiannual Report

Schwab MarketTrack Balanced Portfolio
Statement of Assets and Liabilities

As of April 30, 2024; unaudited
Assets
Investments in securities, at value - affiliated issuers (cost $417,612,736)		$559,339,612
Cash		3,901,796
Receivables:
Investments sold		2,228,336
Dividends		697,913
Fund shares sold		247,542
Prepaid expenses	+	13,756
Total assets		566,428,955

Liabilities
Payables:
Investments bought		3,529,114
Shareholder service fees		113,600
Fund shares redeemed		101,068
Investment adviser and administrator fees		60,747
Accrued expenses	+	32,920
Total liabilities		3,837,449
Net assets		$562,591,506

Net Assets by Source
Capital received from investors		$394,525,121
Total distributable earnings	+	168,066,385
Net assets		$562,591,506

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$562,591,506		29,801,254		$18.88

See financial notes
Schwab MarketTrack Portfolios | Semiannual Report
27

Schwab MarketTrack Balanced Portfolio
Statement of Operations

For the period November 1, 2023 through April 30, 2024; unaudited
Investment Income
Dividends received from securities - affiliated issuers		$11,004,627
Other interest	+	41,305
Total investment income		11,045,932

Expenses
Shareholder service fees		680,149
Investment adviser and administrator fees		364,993
Registration fees		16,119
Portfolio accounting fees		11,566
Shareholder reports		11,249
Professional fees		11,090
Independent trustees’ fees		3,489
Transfer agent fees		1,273
Other expenses	+	2,719
Total expenses	–	1,102,647
Net investment income		9,943,285

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized gains on sales of securities - affiliated issuers		32,123,234
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers	+	24,778,428
Net realized and unrealized gains		56,901,662
Increase in net assets resulting from operations		$66,844,947
See financial notes
28
Schwab MarketTrack Portfolios | Semiannual Report

Schwab MarketTrack Balanced Portfolio
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	11/1/23-4/30/24		11/1/22-10/31/23
Net investment income		$9,943,285	$11,385,744
Net realized gains		32,123,234	8,525,472
Net change in unrealized appreciation (depreciation)	+	24,778,428	3,746,756
Increase in net assets resulting from operations		$66,844,947	$23,657,972

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($23,345,576 )	($20,946,171 )

TRANSACTIONS IN FUND SHARES
	11/1/23-4/30/24			11/1/22-10/31/23
		SHARES	VALUE	SHARES	VALUE
Shares sold		1,460,340	$27,652,811	2,705,855	$48,665,734
Shares reinvested		1,111,767	20,934,579	1,106,066	18,946,912
Shares redeemed	+	(2,601,617)	(49,110,568)	(3,904,221)	(70,183,048)
Net transactions in fund shares		(29,510)	($523,178 )	(92,300)	($2,570,402 )

SHARES OUTSTANDING AND NET ASSETS
	11/1/23-4/30/24			11/1/22-10/31/23
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		29,830,764	$519,615,313	29,923,064	$519,473,914
Total increase (decrease)	+	(29,510)	42,976,193	(92,300)	141,399
End of period		29,801,254	$562,591,506	29,830,764	$519,615,313
See financial notes
Schwab MarketTrack Portfolios | Semiannual Report
29

Schwab MarketTrack Conservative Portfolio
Financial Statements
FINANCIAL HIGHLIGHTS

	11/1/23– 4/30/24*	11/1/22– 10/31/23	11/1/21– 10/31/22	11/1/20– 10/31/21	11/1/19– 10/31/20	11/1/18– 10/31/19
Per-Share Data
Net asset value at beginning of period	$14.68	$14.90	$18.47	$16.50	$16.43	$15.63
Income (loss) from investment operations:
Net investment income (loss)[1]	0.27	0.36	0.29	0.26	0.30	0.35
Net realized and unrealized gains (losses)	1.22	0.10	(2.97)	2.27	0.27	1.18
Total from investment operations	1.49	0.46	(2.68)	2.53	0.57	1.53
Less distributions:
Distributions from net investment income	(0.27)	(0.36)	(0.30)	(0.27)	(0.31)	(0.36)
Distributions from net realized gains	(0.64)	(0.32)	(0.59)	(0.29)	(0.19)	(0.37)
Total distributions	(0.91)	(0.68)	(0.89)	(0.56)	(0.50)	(0.73)
Net asset value at end of period	$15.26	$14.68	$14.90	$18.47	$16.50	$16.43
Total return	10.08%[2]	3.01%	(15.23%)	15.50%	3.57%	10.31%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[3]	0.42%[4]	0.42%	0.42%[5]	0.41%	0.42%	0.43%
Gross operating expenses[3]	0.42%[4]	0.42%	0.42%[5]	0.41%	0.42%	0.43%
Net investment income (loss)	3.48%[4]	2.35%	1.73%	1.45%	1.84%	2.19%
Portfolio turnover rate	8%[2]	9%	11%	13%	35%	26%
Net assets, end of period (x 1,000)	$196,423	$195,092	$227,991	$335,110	$278,883	$263,373

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Not annualized.
[3]	Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds.
[4]	Annualized.
[5]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes
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Schwab MarketTrack Portfolios | Semiannual Report

Schwab MarketTrack Conservative Portfolio
Portfolio Holdings  as of April 30, 2024 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date, including a summary of the fund’s transactions with its affiliated underlying funds during the period.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website.

SECURITY	VALUE AT 10/31/23	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 4/30/24	BALANCE OF SHARES HELD AT 4/30/24	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 99.6% OF NET ASSETS

U.S. Stocks 25.8%
Large-Cap 21.8%
Schwab Fundamental US Large Company Index Fund	$11,723,493	$303,179	($2,234,880 )	$760,591	$1,160,018	$11,712,401	462,575	$232,503
Schwab S&P 500 Index Fund	27,459,098	733,239	(7,988,438)	6,216,161	(1,106,034)	25,314,026	326,633	418,588
Schwab U.S. Large-Cap Growth Index Fund	3,892,867	1,824,224	(650,497)	209,229	596,158	5,871,981	61,435	28,447
						42,898,408
Small-Cap 4.0%
Schwab Fundamental US Small Company Index Fund	3,502,371	172,738	(1,977,510)	516,417	101,820	2,315,836	143,930	55,015
Schwab Small-Cap Index Fund	8,173,746	655,229	(4,951,965)	2,681,080	(1,091,755)	5,466,335	171,951	140,410
						7,782,171
						50,680,579

International Stocks 12.0%
Developed Markets 10.3%
Schwab Fundamental International Large Company Index Fund	3,884,808	1,398,600	(796,835)	61,251	446,953	4,994,777	462,908	134,501
Schwab Fundamental International Small Company Index Fund	3,247,055	363,799	(641,745)	42,816	309,550	3,321,475	264,449	105,901
Schwab International Index Fund	9,109,825	2,969,469	(1,310,558)	182,140	1,012,460	11,963,336	517,893	319,595
						20,279,588
Emerging Markets 1.7%
Schwab Fundamental Emerging Markets Large Company Index Fund	3,266,669	168,296	(516,234)	37,630	306,916	3,263,277	367,486	168,296
						23,542,865

Real Estate 2.0%
U.S. REITs 2.0%
Schwab U.S. REIT ETF	3,910,611	320,358	(701,060)	(70,382)	441,523	3,901,050	208,056	69,733

Fixed Income 56.2%
Intermediate-Term Bond 55.2%
Schwab U.S. Aggregate Bond Index Fund	107,231,219	6,864,949	(8,832,093)	(1,301,374)	4,521,576	108,484,277	12,599,800	2,038,055
Short-Term Bond 1.0%
Schwab Short-Term Bond Index Fund	1,953,161	37,976	—	—	14,274	2,005,411	213,797	37,782
						110,489,688

See financial notes
Schwab MarketTrack Portfolios | Semiannual Report
31

Schwab MarketTrack Conservative Portfolio
Portfolio Holdings  as of April 30, 2024 (Unaudited) (continued)

SECURITY	VALUE AT 10/31/23	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 4/30/24	BALANCE OF SHARES HELD AT 4/30/24	DISTRIBUTIONS RECEIVED(a)
Money Market Funds 3.6%
Schwab Variable Share Price Money Fund, Ultra Shares, 5.27% (b)	$7,629,375	$187,736	($800,000 )	($240 )	$224	$7,017,095	7,014,990	$185,934
Total Affiliated Underlying Funds (Cost $168,011,325)	$194,984,298	$15,999,792	($31,401,815 )	$9,335,319	$6,713,683	$195,631,277		$3,934,760
Total Investments in Securities (Cost $168,011,325)						$195,631,277

(a)
Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable (see financial note 2(d) for additional information).

(b)	The rate shown is the annualized 7-day yield.

ETF —	Exchange-Traded Fund
REIT —	Real Estate Investment Trust
At April 30, 2024, all of the fund’s investment securities were classified as Level 1 (see financial note 2(a) for additional information).
See financial notes
32
Schwab MarketTrack Portfolios | Semiannual Report

Schwab MarketTrack Conservative Portfolio
Statement of Assets and Liabilities

As of April 30, 2024; unaudited
Assets
Investments in securities, at value - affiliated issuers (cost $168,011,325)		$195,631,277
Cash		818,407
Receivables:
Investments sold		494,216
Dividends		371,913
Fund shares sold		48,674
Prepaid expenses	+	9,397
Total assets		197,373,884

Liabilities
Payables:
Investments bought		773,874
Fund shares redeemed		88,374
Shareholder service fees		40,192
Investment adviser and administrator fees		21,328
Accrued expenses	+	27,312
Total liabilities		951,080
Net assets		$196,422,804

Net Assets by Source
Capital received from investors		$164,711,312
Total distributable earnings	+	31,711,492
Net assets		$196,422,804

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$196,422,804		12,867,566		$15.26

See financial notes
Schwab MarketTrack Portfolios | Semiannual Report
33

Schwab MarketTrack Conservative Portfolio
Statement of Operations

For the period November 1, 2023 through April 30, 2024; unaudited
Investment Income
Dividends received from securities - affiliated issuers		$3,934,760
Other interest	+	13,041
Total investment income		3,947,801

Expenses
Shareholder service fees		246,235
Investment adviser and administrator fees		131,842
Registration fees		11,238
Professional fees		10,588
Portfolio accounting fees		10,490
Shareholder reports		5,069
Independent trustees’ fees		3,123
Transfer agent fees		688
Other expenses	+	1,655
Total expenses	–	420,928
Net investment income		3,526,873

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized gains on sales of securities - affiliated issuers		9,335,319
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers	+	6,713,683
Net realized and unrealized gains		16,049,002
Increase in net assets resulting from operations		$19,575,875
See financial notes
34
Schwab MarketTrack Portfolios | Semiannual Report

Schwab MarketTrack Conservative Portfolio
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	11/1/23-4/30/24		11/1/22-10/31/23
Net investment income		$3,526,873	$5,193,590
Net realized gains		9,335,319	6,476,963
Net change in unrealized appreciation (depreciation)	+	6,713,683	(3,716,909)
Increase in net assets resulting from operations		$19,575,875	$7,953,644

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($11,808,826 )	($9,825,182 )

TRANSACTIONS IN FUND SHARES
	11/1/23-4/30/24			11/1/22-10/31/23
		SHARES	VALUE	SHARES	VALUE
Shares sold		540,231	$8,416,872	839,172	$12,876,136
Shares reinvested		652,590	10,109,124	567,726	8,497,016
Shares redeemed	+	(1,615,096)	(24,961,987)	(3,421,970)	(52,400,401)
Net transactions in fund shares		(422,275)	($6,435,991 )	(2,015,072)	($31,027,249 )

SHARES OUTSTANDING AND NET ASSETS
	11/1/23-4/30/24			11/1/22-10/31/23
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		13,289,841	$195,091,746	15,304,913	$227,990,533
Total increase (decrease)	+	(422,275)	1,331,058	(2,015,072)	(32,898,787)
End of period		12,867,566	$196,422,804	13,289,841	$195,091,746
See financial notes
Schwab MarketTrack Portfolios | Semiannual Report
35

Schwab MarketTrack Portfolios
Financial Notes, unaudited

1. Business Structure of the Funds:
Schwab MarketTrack All Equity Portfolio, Schwab MarketTrack Growth Portfolio, Schwab MarketTrack Balanced Portfolio, and Schwab MarketTrack Conservative Portfolio (the funds) are each a series of Schwab Capital Trust (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:
SCHWAB CAPITAL TRUST
Schwab MarketTrack All Equity Portfolio	Schwab Target 2045 Fund
Schwab MarketTrack Growth Portfolio	Schwab Target 2050 Fund
Schwab MarketTrack Balanced Portfolio	Schwab Target 2055 Fund
Schwab MarketTrack Conservative Portfolio	Schwab Target 2060 Fund
Schwab S&P 500 Index Fund	Schwab Target 2065 Fund
Schwab Small-Cap Index Fund®	Schwab Fundamental US Large Company Index Fund
Schwab Total Stock Market Index Fund®	Schwab Fundamental US Small Company Index Fund
Schwab U.S. Large-Cap Growth Index Fund	Schwab Fundamental International Large Company Index Fund
Schwab U.S. Large-Cap Value Index Fund	Schwab Fundamental International Small Company Index Fund
Schwab U.S. Mid-Cap Index Fund	Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab International Index Fund®	Schwab Fundamental Global Real Estate Index Fund
Schwab International Opportunities Fund	Schwab Target 2010 Index Fund
Schwab Balanced Fund	Schwab Target 2015 Index Fund
Schwab Core Equity Fund	Schwab Target 2020 Index Fund
Schwab Dividend Equity Fund	Schwab Target 2025 Index Fund
Schwab Large-Cap Growth Fund	Schwab Target 2030 Index Fund
Schwab Small-Cap Equity Fund	Schwab Target 2035 Index Fund
Schwab Health Care Fund	Schwab Target 2040 Index Fund
Schwab International Core Equity Fund	Schwab Target 2045 Index Fund
Schwab Target 2010 Fund	Schwab Target 2050 Index Fund
Schwab Target 2015 Fund	Schwab Target 2055 Index Fund
Schwab Target 2020 Fund	Schwab Target 2060 Index Fund
Schwab Target 2025 Fund	Schwab Target 2065 Index Fund
Schwab Target 2030 Fund	Schwab Monthly Income Fund - Target Payout
Schwab Target 2035 Fund	Schwab Monthly Income Fund - Flexible Payout
Schwab Target 2040 Fund	Schwab Monthly Income Fund - Income Payout
Each of the Schwab MarketTrack Portfolios is considered a “fund of funds” because it invests in other mutual funds or exchange traded funds (ETFs). Each of the funds seeks to achieve its investment objective by investing mainly in a combination of other affiliated Schwab Funds, including Schwab index funds and ETFs (underlying funds), which use a variety of indexing strategies, in accordance with its target portfolio allocation.

Each fund in this report offers one share class. Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the funds’ Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law. The "Fund Complex" includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust.
Investment Objectives
The Schwab MarketTrack All Equity Portfolio seeks high capital growth through an all-stock portfolio.

The Schwab MarketTrack Growth Portfolio seeks high capital growth with less volatility than an all-stock portfolio.

The Schwab MarketTrack Balanced Portfolio seeks both capital growth and income.

The Schwab MarketTrack Conservative Portfolio seeks income and more growth potential than an all-bond portfolio.
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Schwab MarketTrack Portfolios | Semiannual Report

Schwab MarketTrack Portfolios
Financial Notes, unaudited (continued)

 2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
The financial statements of the funds should be read in conjunction with the underlying funds’ financial statements. For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports, which are filed with the U.S. Securities and Exchange Commission (SEC) and are available on the SEC’s website at www.sec.gov.
(a) Security Valuation:
Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated authority to a Valuation Designee, the funds’ investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in the funds’ portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
● Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes.
● Mutual funds: Mutual funds are valued at their respective NAVs.
● Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value a fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
● Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, ETFs and futures contracts. Mutual funds and ETFs are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2 or Level 3 in the fair value hierarchy.
● Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include forward foreign currency exchange contracts, U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
Schwab MarketTrack Portfolios | Semiannual Report
37

Schwab MarketTrack Portfolios
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
● Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore a fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the funds’ investments as of April 30, 2024, are disclosed in each fund’s Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Cash Investments: The funds may invest a portion of their assets in cash. Cash includes cash bank balances in an interest-bearing demand deposit account with maturity on demand by the funds.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
(d) Investment Income:
Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date). Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
(e) Expenses:
Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to more than one fund in the trusts generally are allocated among those funds in proportion to their average daily net assets. The fund bears its share of the acquired fund fees and expenses of the underlying funds, which are indirect expenses incurred by the fund through its investments in the underlying funds. Such expenses are reflected in the net asset values of the underlying funds.
(f) Distributions to Shareholders:
The funds make distributions from net investment income and net realized capital gains, if any, once a year, except for the Schwab MarketTrack Conservative Portfolio, which typically makes distributions from net investment income at the end of each calendar quarter. To receive a distribution, you must be a registered shareholder on the record date. Distributions are paid to shareholders on the payable date.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.
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Schwab MarketTrack Portfolios | Semiannual Report

Schwab MarketTrack Portfolios
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(i) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.
(j) Regulatory Update:
Effective January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these rule and form amendment changes on the content of the current shareholder report and the newly created annual and semiannual streamlined shareholder reports.

3. Risk Factors:
Investing in the funds may involve certain risks, as discussed in the funds’ prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.
Asset Allocation Risk. The funds are subject to the risk that the selection of the underlying funds and the allocation of a fund’s assets among the various asset classes and market segments may cause the funds to underperform other funds with a similar investment objective. The funds are not managed to maximize tax efficiency for taxable shareholder accounts. Investors should consider whether the funds are appropriate investments in light of their current financial position and retirement needs.
Conflicts of Interest Risk. The investment adviser’s authority to select and substitute underlying funds from a variety of affiliated and unaffiliated mutual funds and ETFs may create a conflict of interest because the fees paid to it and its affiliates by some underlying funds are higher than the fees paid by other underlying funds. The investment adviser also may have an incentive to select an affiliated underlying fund for other reasons, including to increase assets under management or to support new investment strategies. In addition, other conflicts of interest may exist where the best interests of the affiliated underlying fund may not be aligned with those of a fund. However, the investment adviser is a fiduciary to each fund and is legally obligated to act in each fund’s best interests when selecting underlying funds.
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters and epidemics, may also negatively affect the financial markets. As with any investment whose performance is tied to these markets, the value of an investment in a fund will fluctuate, which means that an investor could lose money over short or long periods.
Exchange-Traded Fund (ETF) Risk. When a fund invests in an ETF, it will bear a proportionate share of the ETF’s expenses. In addition, lack of liquidity in the market for an ETF’s shares can result in its value being more volatile than the underlying portfolio of securities.
Direct Investment Risk. The funds may invest directly in cash, cash equivalents and equity and fixed-income securities, including money market securities, to maintain their allocations. A fund’s direct investment in these securities is subject to the same or similar risks as an underlying fund’s investment in the same securities.
Securities Lending Risk. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.
Underlying Fund Investment Risk. Before investing in the funds, investors should assess the risks associated with the underlying funds in which the funds may invest, which include any combination of the risks described below.
● Investment Risk. The funds may experience losses with respect to their investment in an underlying fund. Further, there is no guarantee that an underlying fund will be able to achieve its objective.
Schwab MarketTrack Portfolios | Semiannual Report
39

Schwab MarketTrack Portfolios
Financial Notes, unaudited (continued)

3. Risk Factors (continued):
● Investment Style Risk. Certain underlying funds seek to track the performance of various segments of the stock market, as measured by their respective indices. Such underlying funds follow these stocks during upturns as well as downturns. Because of their indexing strategy, these underlying funds do not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of an underlying fund’s expenses, the underlying fund’s performance is normally below that of the index. Errors relating to an index may occur from time to time and may not be identified by the underlying fund’s index provider for a period of time. In addition, market disruptions could cause delays in an underlying fund’s index’s rebalancing schedule. Such errors and/or market disruptions may result in losses for an underlying fund.
● Tracking Error Risk. Each underlying index fund seeks to track the performance of its respective index, although it may not be successful in doing so. The divergence between the performance of an underlying fund and its index, positive or negative, is called "tracking error." Tracking error can be caused by many factors and it may be significant. If an underlying fund utilizes a sampling approach, it may not track the return of the index as well as it would if the underlying fund purchased all of the securities in the index.
● Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.
● Fixed-Income Risk. Interest rates rise and fall over time, which will affect an underlying fund’s yield and share price. A change in a central bank’s monetary policy or economic conditions, among other things, may result in a change in interest rates. A rise in interest rates could cause an underlying fund’s share price to fall. The credit quality of a portfolio investment could also cause an underlying fund’s share price to fall. An underlying fund could lose money if the issuer or guarantor of a portfolio investment or the counterparty to a derivatives contract fails to make timely principal or interest payments or otherwise honor its obligations. Fixed-income securities may be paid off earlier or later than expected. Either situation could cause an underlying fund to hold securities paying lower-than-market rates of interest, which could hurt an underlying fund’s yield or share price. Below investment-grade bonds (junk bonds) involve greater credit risk, are more volatile, involve greater risk of price declines and may be more susceptible to economic downturns than investment-grade securities.
● Market Capitalization Risk. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. During a period when securities of a particular market capitalization fall behind other types of investments, an underlying fund’s performance could be impacted.
● Real Estate Investment Risk. An underlying fund that has a policy of concentrating its investments in real estate companies and companies related to the real estate industry is subject to risks associated with the direct ownership of real estate securities. These risks include, among others, declines in the value of (or income generated by) real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds or other limits to accessing the credit or capital markets; defaults by borrowers or tenants, particularly during an economic downturn; and changes in interest rates.
● Money Market Fund Risk. The funds may invest in underlying money market funds that either seek to maintain a stable $1.00 net asset value (“stable share price money market funds”) or that have a share price that fluctuates (“variable share price money market funds”). Although an underlying stable share price money market fund seeks to maintain a stable $1.00 net asset value, it is possible to lose money by investing in such a money market fund. Because the share price of an underlying variable share price money market fund will fluctuate, when a fund sells the shares it owns they may be worth more or less than what the fund originally paid for them. In addition, neither type of money market fund is designed to offer capital appreciation. Certain underlying money market funds may impose a fee upon the sale of shares under certain circumstances.
● Concentration Risk. To the extent that an underlying fund’s or the index’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector, country or asset class, the underlying fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more vulnerable to adverse economic, market, political, or regulatory occurrences affecting that market, industry, group of industries, sector, country or asset class.
● Foreign Investment Risk. An underlying fund’s investments in securities of foreign issuers involve certain risks that may be greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market
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Financial Notes, unaudited (continued)

3. Risk Factors (continued):
structures; and higher transaction costs. These risks may negatively impact the value or liquidity of an underlying fund’s investments, and could impair the underlying fund’s ability to meet its investment objective or invest in accordance with its investment strategy. There is a risk that investments in securities denominated in, and/or receiving revenues in, foreign currencies will decline in value relative to the U.S. dollar.
● Emerging Markets Risk. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting, auditing, financial reporting and recordkeeping requirements and greater risk associated with the custody of securities. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in developed countries. As a result, there may be an increased risk of illiquidity and price volatility associated with an underlying fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar, and, at times, it may be difficult to value such investments.
● Derivatives Risk. An underlying fund may use derivatives to enhance returns or hedge against market declines. Examples of derivatives are options, futures, options on futures, forward contracts and swaps. An option is the right, but not the obligation, to buy or sell an instrument at a specific price on or before a specific date. A future is an agreement to buy or sell a financial instrument at a specific price on a specific day. A forward contract is an over-the-counter derivative transaction between two parties to buy or sell a specified amount of an underlying reference at a specified price (or rate) on a specified date in the future. A forward foreign currency contract is a derivative (forward contract) in which the underlying reference is a country’s or region’s currency. A swap is an agreement whereby two parties agree to exchange payment streams calculated in relation to a rate, index, instrument or certain securities and a  predetermined amount. A credit default swap is an agreement in which the seller agrees to make a payment to the buyer in the event of  a specified credit event in exchange for a fixed payment or series of fixed payments.
An underlying fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Certain of these risks, such as leverage risk, liquidity risk and market risk are discussed elsewhere in this section. An underlying fund’s use of derivatives is also subject to counterparty risk, lack of availability risk, valuation risk, correlation risk and tax risk. Counterparty risk is the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations either because the financial condition of the counterparty declines, or because the counterparty is otherwise unable or unwilling to perform under the contract. Lack of availability risk is the risk that suitable derivative transactions  may not be available in all circumstances for risk management or other purposes. Valuation risk is the risk that a particular derivative may be valued incorrectly. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of derivatives may cause an underlying fund to realize higher amounts of short-term capital gains. An underlying fund’s use of derivatives could reduce the underlying fund’s performance, increase its volatility, and could cause the underlying fund to lose more than the initial amount invested. The use of derivatives that are subject to regulation by the Commodity Futures Trading Commission (CFTC) by an underlying fund could cause a fund to become a commodity pool, which would require the fund to comply with certain CFTC rules. An underlying fund’s use of derivatives also could create a risk of counterparty default under certain transactions, risks that a fund would need to liquidate portfolio positions when it may not be advantageous to do so in order to meet margin and payment obligations, and legal risks relating to insufficient documentation, insufficient capacity or authority of a counterparty, or legality or enforceability of a contract.
● Leverage Risk. Certain underlying fund transactions, such as derivatives transactions, short sales, reverse repurchase agreements, and mortgage dollar rolls, may give rise to a form of leverage and may expose an underlying fund to greater risk. Leverage tends to magnify the effect of any decrease or increase in the value of an underlying fund’s portfolio securities, which means even a small amount of leverage can have a disproportionately large impact on the underlying fund.
● Liquidity Risk. An underlying fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the underlying fund may have to sell them at a loss.
● Portfolio Turnover Risk. Certain of the underlying funds may buy and sell portfolio securities actively. If they do, their portfolio turnover rate and transaction costs will rise, which may lower the underlying fund’s performance and may increase the likelihood of capital gains distributions.
Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.
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Financial Notes, unaudited (continued)

 4. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management, a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between the investment adviser and the trust.
For its advisory and administrative services to the funds, the investment adviser is entitled to receive an annual fee of 0.13%, payable monthly, based on a percentage of each fund’s average daily net assets. The investment adviser also is entitled to receive an advisory and/or administrative services fee from each of the affiliated Schwab Funds that serve as underlying funds.
Shareholder Servicing
The Board has adopted a Shareholder Servicing Plan (the Plan) on behalf of the funds. The Plan enables each fund to bear expenses relating to the provision by financial intermediaries, including Charles Schwab & Co., Inc. (Schwab), a broker-dealer affiliate of the investment adviser, (together, service providers), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the funds.
Pursuant to the Plan, each fund’s shares are subject to an annual shareholder servicing fee of up to 0.25%. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab, as distributor of the funds (or, in the case of payments made to Schwab acting as a service provider, pursuant to Schwab’s written agreement with the funds). Payments under the Plan are made as described above without regard to whether the fee is more or less than the service provider’s actual cost of providing the services, and if more, such excess may be retained as profit by the service provider.
Expense Limitation
The investment adviser and its affiliates have agreed with the funds, for so long as the investment adviser serves as the investment adviser to the funds, in which the agreement may only be amended or terminated with the approval of the Board, to limit the total annual fund operating expenses charged, excluding interest, taxes and certain non-routine expenses as a percentage of average daily net assets as follows:
SCHWAB MARKETTRACK ALL EQUITY PORTFOLIO	SCHWAB MARKETTRACK GROWTH PORTFOLIO	SCHWAB MARKETTRACK BALANCED PORTFOLIO	SCHWAB MARKETTRACK CONSERVATIVE PORTFOLIO
0.50%	0.50%	0.50%	0.50%
The agreement to limit the funds’ total expenses charged is limited to each fund’s direct operating expenses and, therefore, does not apply to acquired fund fees and expenses, which are indirect expenses incurred by each fund through its investments in the underlying funds.
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Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):
Investments in Affiliates
The funds may engage in certain transactions involving affiliated parties. Pursuant to an exemptive order issued by the SEC, the funds may invest in other affiliated funds. As of April 30, 2024, each Schwab MarketTrack Portfolio’s ownership percentages of other affiliated funds’ shares are as follows:
UNDERLYING FUNDS	SCHWAB MARKETTRACK ALL EQUITY PORTFOLIO	SCHWAB MARKETTRACK GROWTH PORTFOLIO	SCHWAB MARKETTRACK BALANCED PORTFOLIO	SCHWAB MARKETTRACK CONSERVATIVE PORTFOLIO
Schwab Fundamental Emerging Markets Large Company Index Fund	5.2%	3.6%	1.7%	0.4%
Schwab Fundamental International Large Company Index Fund	2.3%	1.8%	0.9%	0.2%
Schwab Fundamental International Small Company Index Fund	7.5%	5.3%	2.5%	0.6%
Schwab Fundamental US Large Company Index Fund	1.4%	1.3%	0.6%	0.1%
Schwab Fundamental US Small Company Index Fund	1.6%	1.3%	0.5%	0.1%
Schwab International Index Fund	1.5%	1.2%	0.6%	0.1%
Schwab S&P 500 Index Fund	0.3%	0.2%	0.1%	0.0%*
Schwab Short-Term Bond Index Fund	— %	— %	0.4%	0.1%
Schwab Small-Cap Index Fund	1.2%	1.0%	0.4%	0.1%
Schwab U.S. Aggregate Bond Index Fund	— %	3.2%	4.4%	2.4%
Schwab U.S. Large-Cap Growth Index Fund	3.4%	3.0%	1.4%	0.3%
Schwab U.S. REIT ETF	0.7%	0.6%	0.3%	0.1%
Schwab Variable Share Price Money Fund, Ultra Shares	— %	0.5%	0.3%	0.1%

*	Less than 0.05%
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other funds in the Fund Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The funds had no interfund borrowing or lending activity during the period.
Interfund Transactions
The funds may engage in direct transactions with certain other funds in the Fund Complex in accordance with procedures adopted by the Board pursuant to Rule 17a-7 under the 1940 Act. When one fund is seeking to sell a security that another fund is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs while allowing each fund to execute the transaction at the current market price. This practice is limited to funds that share the same investment adviser, trustees and/or officers. The net realized gains or losses on sales of interfund transactions are recorded in Net realized gains (losses) on sales of securities — affiliated issuers in the Statement of Operations. For the period ended April 30, 2024, each fund’s purchases and sales of securities with other funds in the Fund Complex as well as any realized gains (losses) were as follows:
	PURCHASE COST	SALE PROCEEDS	REALIZED GAINS (LOSSES)
Schwab MarketTrack All Equity Portfolio	$39,282	$—	$—
Schwab MarketTrack Growth Portfolio	21,777	—	—
Schwab MarketTrack Balanced Portfolio	9,628	—	—
Schwab MarketTrack Conservative Portfolio	2,835	103,655	(5,866)
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Financial Notes, unaudited (continued)

 5. Board of Trustees:
The Board may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The funds did not pay any of these interested persons for their services as trustees, but did pay non-interested persons (independent trustees), as noted in each fund’s Statement of Operations. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

6. Borrowing from Banks:
During the period, the funds were participants with other funds in the Fund Complex in a joint, syndicated, committed $1 billion line of credit (the Syndicated Credit Facility), maturing on September 26, 2024. Under the terms of the Syndicated Credit Facility, in addition to interest charged on any borrowings by a fund, each fund paid a commitment fee of 0.15% per annum on the funds’ proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the funds were participants with other funds in the Fund Complex in a joint, unsecured, uncommitted $400 million line of credit (the Uncommitted Credit Facility), maturing on September 26, 2024. Under the terms of the Uncommitted Credit Facility, each fund pays interest on the amount a fund borrows. There were no borrowings by any of the funds from either line of credit during the period.
The funds also have access to custodian overdraft facilities. A fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed in each fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Purchases and Sales of Investment Securities:
For the period ended April 30, 2024, purchases and sales of securities (excluding short-term obligations) were as follows:
	PURCHASES OF SECURITIES	SALES OF SECURITIES
Schwab MarketTrack All Equity Portfolio	$105,683,218	$110,297,285
Schwab MarketTrack Growth Portfolio	119,146,328	148,288,706
Schwab MarketTrack Balanced Portfolio	63,178,883	78,421,173
Schwab MarketTrack Conservative Portfolio	15,999,792	31,401,815

8. Federal Income Taxes:
As of April 30, 2024, the tax basis cost of the funds’ investments and gross unrealized appreciation and depreciation were as follows:
	TAX COST	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)
Schwab MarketTrack All Equity Portfolio	$491,789,669	$353,056,904	($3,173,459 )	$349,883,445
Schwab MarketTrack Growth Portfolio	573,100,648	339,846,644	(20,428,858)	319,417,786
Schwab MarketTrack Balanced Portfolio	425,813,407	159,801,391	(26,275,186)	133,526,205
Schwab MarketTrack Conservative Portfolio	174,442,106	35,068,282	(13,879,111)	21,189,171
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Financial Notes, unaudited (continued)

8. Federal Income Taxes (continued):
The tax basis components of distributions and components of distributable earnings on a tax basis are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of April 30, 2024. The tax basis components of distributions paid during the fiscal year ended October 31, 2023 were as follows:
	PRIOR FISCAL YEAR END DISTRIBUTIONS
	ORDINARY INCOME	LONG-TERM CAPITAL GAINS
Schwab MarketTrack All Equity Portfolio	$10,865,426	$22,576,990
Schwab MarketTrack Growth Portfolio	13,427,485	21,873,115
Schwab MarketTrack Balanced Portfolio	9,217,623	11,728,548
Schwab MarketTrack Conservative Portfolio	5,105,118	4,720,064
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts in the financial statements. The funds may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
As of October 31, 2023, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in each fund’s Statement of Operations. During the fiscal year ended October 31, 2023, the funds did not incur any interest or penalties.

9. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
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Trustees and Officers

The tables below give information about the trustees and officers of Schwab Capital Trust, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 106 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the funds’ Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Michael J. Beer 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2022)	Retired. Director, President and Chief Executive Officer (Dec. 2016 – Sept. 2019), Principal Funds (investment management).	106	Director (2016 – 2019), Principal Funds, Inc.
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor.	106	None
Nancy F. Heller 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Retired.	106	None
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	106	Director (2004 – present), Corcept Therapeutics Incorporated Director (2009 – 2021), Adamas Pharmaceuticals, Inc. Director (2003 – 2019), Symantec Corporation
Jane P. Moncreiff 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2019)	Consultant (2018 – present), Fulham Advisers LLC (management consulting); Chief Investment Officer (2009 – 2017), CareGroup Healthcare System, Inc. (healthcare).	106	None
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Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant (2008 – present), Patmore Management Consulting (management consulting).	106	None
J. Derek Penn 1957 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2021)	Head of Equity Sales and Trading (2006 – 2018), BNY Mellon (financial services).	106	None

Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)
Co-Chairman of the Board (July 2022 – present), Director and Chief
Executive Officer (Oct. 2008 – present) and President
(Feb. 2007 – Oct. 2021), The Charles Schwab Corporation; President and
Chief Executive Officer (Oct. 2008 – Oct. 2021) and Director
(May 2008 – Oct. 2021), Charles Schwab & Co., Inc.; Co-Chairman of the
Board (July 2022 – present) and Director (Apr. 2006 – present), Charles
Schwab Bank, SSB; Co-Chairman of the Board (July 2022 – present) and
Director (Nov. 2017 – present), Charles Schwab Premier Bank, SSB;
Co-Chairman of the Board (July 2022 – present) and Director
(July 2019 – present), Charles Schwab Trust Bank; Director
(May 2008 – present), Chief Executive Officer (Aug. 2017 – present) and
President (Aug. 2017 – Nov. 2021), Schwab Holdings, Inc.; Manager
(Sept. 2023 – present), TD Ameritrade Holding LLC; Director
(Oct. 2020 – Aug. 2023), TD Ameritrade Holding Corporation; Director
(July 2016 – Oct. 2021), Charles Schwab Investment Management, Inc.
		106	Director (2008 – present), The Charles Schwab Corporation
Richard A. Wurster[2] 1973 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2022)
President (Oct. 2021 – present) and Executive Vice President – Schwab
Asset Management Solutions (Apr. 2019 – Oct. 2021), The Charles
Schwab Corporation; President, Director (Oct. 2021 – present), Executive
Vice President – Schwab Asset Management Solutions
(July 2019 – Oct. 2021) and Senior Vice President – Advisory
(May 2016 – July 2019), Charles Schwab & Co., Inc.; President
(Nov. 2021 – present), Schwab Holdings, Inc.; Director
(Oct. 2021 – present) and Chief Executive Officer (Nov. 2019 – Jan. 2022),
Charles Schwab Investment Management, Inc.; Director, Chief Executive
Officer and President (Mar. 2018 – Oct. 2022), Charles Schwab Investment
Advisory, Inc.; Chief Executive Officer (July 2016 – Apr. 2018) and
President (Mar. 2017 – Apr. 2018), ThomasPartners, Inc.; Chief Executive
Officer (July 2016 – Apr. 2018), Windhaven Investment Management, Inc.
		106	None

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Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Omar Aguilar
1970
Chief Executive Officer, President and Chief Investment
Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2011)

Chief Executive Officer (Jan. 2022 – present), President (Oct. 2023 – present), (Chief
Investment Officer (Apr. 2011 – present) and Senior Vice President (Apr. 2011 – Jan. 2022),
Charles Schwab Investment Management, Inc.; Director, Chief Executive Officer and
President (Oct. 2022 – present), Charles Schwab Investment Advisory, Inc.; Chief Executive
Officer (Sept. 2023 – present), President (Oct. 2023 – present), Chief Investment Officer
(June 2011 – present) and Vice President (June 2011 – Sept. 2023), Schwab Funds, Laudus
Trust and Schwab ETFs.

Mark Fischer
1970
Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2013)

Chief Operating Officer (Dec. 2020 – present) and Treasurer and Chief Financial Officer
(Jan. 2016 – Dec. 2022), Schwab Funds, Laudus Trust and Schwab ETFs; Chief Financial
Officer (Mar. 2020 – present), Chief Operating Officer (Oct. 2023 – present), Managing
Director (Mar. 2023 – present) and Vice President (Oct. 2013 – Mar. 2023), Charles Schwab
Investment Management, Inc.

Dana Smith
1965
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2023)

Treasurer and Chief Financial Officer (Jan. 2023 – present) and Assistant Treasurer
(Dec. 2015 – Dec. 2022), Schwab Funds, Laudus Trust and Schwab ETFs; Managing Director
(Mar. 2023 – present), Vice President (Mar. 2022 – Mar. 2023) and Director
(Oct. 2015 – Mar. 2022), Charles Schwab Investment Management, Inc.; Managing Director
(May 2022 – present) and Vice President (Apr. 2022 – May 2022), Charles Schwab & Co., Inc.

Patrick Cassidy
1964
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2018)

Chief Investment Officer (Oct. 2023 – present) and Vice President (Feb. 2018 – present),
Schwab Funds, Laudus Trust and Schwab ETFs; Managing Director (Mar. 2023 – present),
Chief Investment Officer (Oct. 2023 – present), and Senior Vice President
(Oct. 2012 – Mar. 2023), Charles Schwab Investment Management, Inc.

William P. McMahon, Jr.
1972
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2021)

Managing Director (Mar. 2023 – present), Senior Vice President (Jan. 2020 – Mar. 2023) and
Chief Investment Officer (Jan. 2020 – present) Charles Schwab Investment
Management, Inc.; Vice President and Chief Investment Officer (June 2021 – present),
Schwab Funds, Laudus Trust and Schwab ETFs; Senior Vice President and Chief Investment
Officer – ThomasPartners Strategies (Apr. 2018 – Dec. 2019), Charles Schwab Investment
Advisory, Inc.; Senior Vice President and Chief Investment Officer (May 2001 – Apr. 2018),
ThomasPartners, Inc.

Catherine MacGregor
1964
Chief Legal Officer and Secretary, Schwab Funds and
Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Trust
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios and Laudus Trust since 2005; Schwab Strategic
Trust since 2009)

Chief Legal Officer (Mar. 2022 – present), Managing Director (Mar. 2023 – present) and Vice
President (Sept. 2005 – Mar. 2023), Charles Schwab Investment Management, Inc.;
Managing Director (May 2022 – present) and Vice President (Aug. 2005 – May 2022), Charles
Schwab & Co., Inc.; Vice President (Dec. 2005 – present) and Chief Legal Officer and Clerk
(Mar. 2007 – present), Laudus Trust; Chief Legal Officer and Secretary (Oct. 2021 – present),
Vice President (Nov. 2005 – Oct. 2021) and Assistant Secretary (June 2007 – Oct. 2021),
Schwab Funds; Chief Legal Officer and Secretary (Oct. 2021 – present), Vice President and
Assistant Secretary (Oct. 2009 – Oct. 2021), Schwab ETFs.

1
Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
2
Mr. Bettinger and Mr. Wurster are Interested Trustees. Mr. Bettinger and Mr. Wurster are Interested Trustees because each owns stock of The Charles Schwab Corporation (CSC), the parent company of Charles Schwab Investment Management, Inc., the investment adviser for the trusts in the Fund Complex, and is an employee of Charles Schwab & Co., Inc. (Schwab), the principal underwriter for The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust.
3
The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.
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Glossary

All Equity Composite Index A custom blended index developed by Schwab Asset Management based on a comparable portfolio asset allocation. Effective March 1, 2024, the index is composed of 27.34% S&P 500 Index, 9.0% Russell 1000 Growth Index, 13.5% Russell RAFI US Large Company Index, 8.09% Russell 2000 Index, 3.42% Russell RAFI US Small Company Index, 16.07% MSCI EAFE Index (Net), 7.08% Russell RAFI Developed ex US Large Company Index (Net), 5.0% Russell RAFI Developed ex US Small Company Index (Net), 5.0% Russell RAFI Emerging Markets Large Company Index (Net), 5.0% Dow Jones Equity All REIT Capped Index, and 0.5% Bloomberg US Treasury Bills 1-3 Month Index. From February 28, 2020 to February 29, 2024, the index was composed of 31.33% S&P 500 Index, 5.0% Russell 1000 Growth Index, 13.5% Russell RAFI US Large Company Index, 10.33% Russell 2000 Index, 4.5% Russell RAFI US Small Company Index, 13.83% MSCI EAFE Index (Net), 6.0% Russell RAFI Developed ex US Large Company Index (Net), 5.0% Russell RAFI Developed ex US Small Company Index (Net), 5.0% Russell RAFI Emerging Markets Large Company Index (Net), 5.0% Dow Jones U.S. Select REIT Index, and 0.5% Bloomberg US Treasury Bills 1-3 Month Index. From December 1, 2014 through February 27, 2020, the index was composed of 31.33% S&P 500 Index, 17.33% Russell 2000 Index, 13.50% Russell RAFI US Large Company Index, 7.50% Russell RAFI US Small Company Index, 13.83% MSCI EAFE Index (Net), 6% Russell RAFI Developed ex US Large Company Index (Net), 5% Russell RAFI Developed ex US Small Company Index (Net), 5% Russell RAFI Emerging Markets Large Company Index (Net), and 0.5% Bloomberg US Treasury Bills 1-3 Month Index. From March 1, 2014 through November 30, 2014, the index was composed of 45% S&P 500 Index, 25% Russell 2000 Index and 30% MSCI EAFE Index (Net). On March 1, 2014, the combination of the S&P 500 Index and Russell 2000 Index replaced the Dow Jones U.S. Total Stock Market Index in the custom index. Prior to March 1, 2014, the index was composed of 70% Dow Jones U.S. Total Stock Market Index and 30% MSCI EAFE Index (Net). Percentages listed may not total to 100% due to rounding.
asset allocation The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.
asset class A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.
Balanced Composite Index A custom blended index developed by Schwab Asset Management based on a comparable portfolio asset allocation. Effective March 1, 2024, the index is composed of 18.5% S&P 500 Index, 5.5% Russell 1000 Growth Index, 9.0% Russell RAFI US Large Company Index, 4.2% Russell 2000 Index, 1.8% Russell RAFI US Small Company Index, 9.1% MSCI EAFE Index (Net), 3.9% Russell RAFI Developed ex US Large Company Index (Net), 2.5% Russell RAFI Developed ex US Small Company Index (Net), 2.5% Russell RAFI Emerging Markets Large Company Index (Net), 3.0% Dow Jones All REIT Capped Index, 35.0% Bloomberg US Aggregate Bond Index, 1.0% Bloomberg US Government/Credit 1-5 Year Index, and 4.0% Bloomberg US Treasury Bills 1-3 Month Index. From February 28, 2020 to February 29, 2024, the index was composed of 21% S&P 500 Index, 3.0% Russell 1000 Growth Index, 9.0% Russell RAFI US Large Company Index, 6.3% Russell 2000 Index, 2.7% Russell RAFI US Small Company Index, 7.0% MSCI EAFE Index (Net), 3.0% Russell RAFI Developed ex US Large Company Index (Net), 2.5% Russell RAFI Developed ex US Small Company Index (Net), 2.5% Russell RAFI Emerging Markets Large Company Index (Net), 3.0% Dow Jones U.S. Select REIT Index, 35.0% Bloomberg US Aggregate Bond Index, 1.0% Bloomberg US Government/Credit 1-5 Year Index, and 4.0% Bloomberg US Treasury Bills 1-3 Month Index. From December 1, 2014
through February 27, 2020, the Balanced Composite Index was composed of 21% S&P 500 Index, 10.5% Russell 2000 Index, 9% Russell RAFI US Large Company Index, 4.5% Russell RAFI US Small Company Index, 7% MSCI EAFE Index (Net), 3% Russell RAFI Developed ex US Large Company Index (Net), 2.5% Russell RAFI Developed ex US Small Company Index (Net), 2.5% Russell RAFI Emerging Markets Large Company Index (Net), 35% Bloomberg US Aggregate Bond Index, and 5% Bloomberg US Treasury Bills 1-3 Month Index. From March 1, 2014 through November 30, 2014, the index was composed of 30% S&P 500 Index, 15% Russell 2000 Index, 15% MSCI EAFE Index (Net), 35% Bloomberg US Aggregate Bond Index, and 5% Bloomberg US Treasury Bills 1-3 Month Index. On March 1, 2014, the combination of the S&P 500 Index and Russell 2000 Index replaced the Dow Jones U.S. Total Stock Market Index in the custom index. Prior to March 1, 2014, the index was composed of 45% Dow Jones U.S. Total Stock Market Index, 15% MSCI EAFE Index (Net), 35% Bloomberg US Aggregate Bond Index, and 5% Bloomberg US Treasury Bills 1-3 Month Index. Percentages listed may not total to 100% due to rounding.
Bloomberg US Aggregate Bond Index An index that is a broad-based benchmark measuring the performance of the U.S. investment grade, taxable bond market, including U.S. Treasuries, government-related and corporate bonds, mortgage pass-through securities, commercial mortgage-backed securities, and asset-backed securities that are publicly available for sale in the United States. To be eligible for inclusion in the index, securities must be fixed rate, non-convertible, U.S. dollar-denominated with at least $300 million or more of outstanding face value and have one or more years remaining to maturity. The index excludes certain types of securities, including tax-exempt state and local government series bonds, structured notes embedded with swaps or other special features, private placements, floating rate securities, inflation-linked bonds and Eurobonds. The index is market capitalization weighted and the securities in the index are updated on the last business day of each month.
Bloomberg US Government/Credit 1–5 Year Index An index that is a broad-based benchmark measuring the performance of U.S. dollar-denominated U.S. Treasury bonds, government related bonds (i.e., U.S. and non-U.S. agencies, sovereign, quasi-sovereign, supranational and local authority debt) and investment grade U.S. corporate bonds that have a remaining maturity of greater than or equal to one year and less than five years. To be eligible for inclusion in the index, securities must be fixed rate, non-convertible, U.S. dollar-denominated with at least $300 million or more of outstanding face value and have a remaining maturity greater than or equal to one year and less than five years. The index excludes certain types of securities, including, bonds with equity type features (e.g., warrants, convertibles and preferreds), tax-exempt municipal securities, inflation-linked bonds, floating rate issues, strips, private placements, U.S. dollar-denominated 25 and 50 par retail bonds, structured notes and pass-through certificates. The index is market capitalization weighted and the securities in the index are updated on the last business day of each month.
Bloomberg US Treasury Bills 1–3 Month Index An index that includes all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months but more than 1 month, are rated investment grade and have $300 million or more of outstanding face value. It excludes zero-coupon STRIPS.
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bond A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the coupon rate) until a specified date (the maturity date), at which time the issuer returns the money borrowed (principal or face value) to the bondholder. Because of their structure, bonds are sometimes called “fixed-income securities” or “debt securities.”
An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.
bond fund A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.
cap, capitalization See “market cap.”
capital gain, capital loss the difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the capital gain or loss is considered unrealized appreciation or depreciation.
Conservative Composite Index A custom blended index developed by Schwab Asset Management based on a comparable portfolio asset allocation. Effective March 1, 2024, the index is composed of 13.0% S&P 500 Index, 3.0% Russell 1000 Growth Index, 6.0% Russell RAFI US Large Company Index, 6.07% MSCI EAFE Index (Net), 2.8% Russell 2000 Index, 1.2% Russell RAFI US Small Company Index, 2.6% Russell RAFI Developed ex US Large Company Index (Net), 1.67% Russell RAFI Developed ex US Small Company Index (Net), 1.66% Russell RAFI Emerging Markets Large Company Index (Net), 2.0% Dow Jones Equity All REIT Capped Index, 55.0% Bloomberg US Aggregate Bond Index, 1.0% Bloomberg US Government/Credit 1-5 Year Index, and 4.0% Bloomberg US Treasury Bills 1-3 Month Index. From February 28, 2020 to February 29, 2024, the index was composed of 14.0% S&P 500 Index, 2.0% Russell 1000 Growth Index, 6.0% Russell RAFI US Large Company Index, 4.67% MSCI EAFE Index (Net), 4.2% Russell 2000 Index, 1.8% Russell RAFI US Small Company Index, 2.0% Russell RAFI Developed ex US Large Company Index (Net), 1.67% Russell RAFI Developed ex US Small Company Index (Net), 1.67% Russell RAFI Emerging Markets Large Company Index (Net), 2.0% Dow Jones U.S. Select REIT Index, 55.0% Bloomberg US Aggregate Bond Index, 1.0% Bloomberg US Government/Credit 1-5 Year Index, and 4.0% Bloomberg US Treasury Bills 1-3 Month Index. From December 1, 2014, through February 27, 2020, the index was composed of 14.0% S&P 500 Index, 7.0% Russell 2000 Index, 6.0% Russell RAFI US Large Company Index, 3.0% Russell RAFI US Small Company Index, 4.67% MSCI EAFE Index (Net), 2.0% Russell RAFI Developed ex US Large Company Index (Net), 1.67% Russell RAFI Developed ex US Small Company Index (Net), 1.67% Russell RAFI Emerging Markets Large Company Index (Net), 55.0% Bloomberg US Aggregate Bond Index, and 5.0% Bloomberg US Treasury Bills 1-3 Month Index. From March 1, 2014 through November 30, 2014, the index was composed of 20% S&P 500 Index, 10% Russell 2000 Index, 10% MSCI EAFE Index (Net), 55% Bloomberg US Aggregate Bond Index, and 5% Bloomberg US Treasury Bills 1-3 Month Index. On March 1, 2014, the combination of the S&P 500 Index and Russell 2000 Index replaced the Dow Jones U.S. Total Stock Market Index in the custom index. Prior to March 1, 2014, the index was composed of 30% Dow Jones U.S. Total Stock Market Index, 10% MSCI EAFE Index (Net), 55% Bloomberg US Aggregate Bond Index, and 5% Bloomberg US Treasury Bills 1-3 Month Index. Percentages listed may not total to 100% due to rounding.
Dow Jones Equity All REIT Capped Index A float-adjusted market cap weighted index that is designed to measure all equity real estate investment trusts (REITs) in the Dow Jones U.S. Total Stock Market Index, as defined by the S&P Dow Jones Indices REIT/RESI Industry Classification Hierarchy, that meet the minimum float market capitalization (FMC) and liquidity thresholds. The aggregate weight of all companies weighing more than 4.5% cannot exceed 22.5%, and no single company’s weight can exceed 10%. The index is reviewed daily based on each company’s capped market capitalization weight. Daily capping is only performed when the sum of companies with weights greater than 5% exceeds 25%.
Dow Jones U.S. Select REIT Index An index that is a float-adjusted market-capitalization weighted index comprised of income-producing commercial and/or residential real estate investment trusts (REITs). The index excludes mortgage REITs, net-lease REITs, real estate finance companies, mortgage brokers and bankers, commercial and residential real estate brokers and estate agents, homebuilders, large landowners and sub-dividers of unimproved land, hybrid REITs, timber REITs and companies that have more than 25% of their assets in direct mortgage investments.
Dow Jones U.S. Total Stock Market Index An index which includes all U.S. equity issues with readily available prices. The index is a float-adjusted market capitalization weighted index that reflects the shares of securities actually available to investors in the marketplace.
expense ratio The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
Growth Composite Index A custom blended index developed by Schwab Asset Management based on a comparable portfolio asset allocation. Effective March 1, 2024, the index is composed of 24.0% S&P 500 Index, 7.3% Russell 1000 Growth Index, 12.0% Russell RAFI US Large Company Index, 6.1% Russell 2000 Index, 2.61% Russell RAFI US Small Company Index, 12.13% MSCI EAFE Index (Net), 5.2% Russell RAFI Developed ex US Large Company Index (Net), 3.33% Russell RAFI Developed ex US Small Company Index (Net), 3.33% Russell RAFI Emerging Markets Large Company Index (Net), 4.0% Dow Jones Equity All REIT Capped Index, 16.0% Bloomberg US Aggregate Bond Index, and 4.0% Bloomberg US Treasury Bills 1-3 Month Index. From February 28, 2020 to February 29, 2024, the index was composed of 28.0% S&P 500 Index, 3.3% Russell 1000 Growth Index, 12.0% Russell RAFI US Large Company Index, 8.9% Russell 2000 Index, 3.8% Russell RAFI US Small Company Index, 9.33% MSCI EAFE Index (Net), 4.0% Russell RAFI Developed ex US Large Company Index (Net), 3.33% Russell RAFI Developed ex US Small Company Index (Net), 3.33% Russell RAFI Emerging Markets Large Company Index (Net), 4.0% Dow Jones U.S. Select REIT Index, 16.0% Bloomberg US Aggregate Bond Index, and 4.0% Bloomberg US Treasury Bills 1-3 Month Index. From December 1, 2014 through February 27, 2020, the Growth Composite Index was composed of 28% S&P 500 Index, 14% Russell 2000 Index, 12% Russell RAFI US Large Company Index, 6% Russell RAFI US Small Company Index, 9.33% MSCI EAFE Index (Net), 4% Russell RAFI Developed ex US Large Company Index (Net), 3.33% Russell RAFI Developed ex US Small Company Index (Net), 3.33% Russell RAFI Emerging Markets Large Company Index (Net), 15% Bloomberg US Aggregate Bond Index, and 5% Bloomberg US Treasury Bills 1-3 Month Index. From March 1, 2014 through November 30, 2014, the index was composed of 40% S&P 500 Index, 20% Russell 2000 Index, 20% MSCI EAFE Index (Net), 15% Bloomberg US Aggregate Bond Index, and 5% Bloomberg US Treasury Bills 1-3 Month Index. On March 1, 2014, the combination of the S&P 500 Index and Russell 2000 Index replaced the Dow Jones U.S. Total Stock Market Index in the custom index. Prior to
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March 1, 2014 the index was composed of 60% Dow Jones U.S. Total Stock Market Index, 20% MSCI EAFE Index (Net), 15% Bloomberg US Aggregate Bond Index, and 5% Bloomberg US Treasury Bills 1-3 Month Index. Percentages listed may not total to 100% due to rounding.
market cap, market capitalization The value of a company as determined by the total value of all shares of its stock outstanding.
MSCI EAFE Index (Net) A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets in Europe, Australasia, and the Far East. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes; returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
net asset value (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.
outstanding shares, shares outstanding When speaking of a company or mutual fund, indicates all shares currently held by investors.
price-to-book ratio (P/B) The market price of a company’s stock compared with its “book value.” A mutual fund’s P/B is the weighted average of the P/B of all stocks in the fund’s portfolio.
price-to-earnings ratio (P/E) The market price of a company’s stock compared with earnings over the past year. A mutual fund’s P/E is the weighted average of the P/E of all stocks in the fund’s portfolio.
return on equity (ROE) The average yearly rate of return for each dollar of investors’ money, measured over the past five years.
Russell 1000 Growth Index An index that measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 1000 Index An index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, and represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Russell 2000 Index An index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index. The Russell 3000 Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Russell RAFI Developed ex US Large Company Index (Net) An index that ranks developed ex-U.S. companies in the FTSE Global Total Cap Index by fundamental measures of size and tracks the performance of those companies whose fundamental scores are in the top 87.5%. The index uses a partial quarterly reconstitution methodology in which the index is split into four equal segments at the annual reconstitution and each segment is then rebalanced on a rolling quarterly basis. The Net series reduces index performance by adjusting for local taxes. Selecting the developed ex-U.S. companies in the FTSE Global Total Cap Index measures the performance of the largest investable securities in developed countries globally, excluding companies assigned to the United States.
Russell RAFI Developed ex US Small Company Index (Net) An index that ranks developed ex-U.S. companies in the FTSE Global Total Cap Index by fundamental measures of size and tracks the performance of those companies whose fundamental scores rank below the 87.5% threshold. The index uses a partial quarterly reconstitution methodology in which the index is split into four equal segments at the annual reconstitution and each segment is then rebalanced on a rolling quarterly basis. The Net series reduces index performance by adjusting for local taxes. Selecting the developed ex-U.S. companies in the FTSE Global Total Cap Index measures the performance of the smallest investable securities in developed countries globally, excluding companies assigned to the United States.
Russell RAFI Emerging Markets Large Company Index (Net) An index that ranks emerging market companies in the FTSE Global Total Cap Index by measures of fundamental size and tracks the performance of those companies whose fundamental scores are in the top 87.5%. The index uses a partial quarterly reconstitution methodology in which the index is split into four equal segments at the annual reconstitution and each segment is then rebalanced on a rolling quarterly basis. The Net series reduces index performance by adjusting for local taxes. Selecting the emerging companies in the FTSE Global Total Cap Index measures the performance of the investable securities in emerging markets globally.
Russell RAFI US Large Company Index An index that ranks U.S. companies in the FTSE Global Total Cap Index. The Russell RAFI US Large Company Index includes only those securities that are members of the U.S. portion whose fundamental scores are in the top 87.5%. The index uses a partial quarterly reconstitution methodology in which the index is split into four equal segments at the annual reconstitution and each segment is then rebalanced on a rolling quarterly basis.
Russell RAFI US Small Company Index An index that ranks U.S. companies in the FTSE Global Total Cap Index. The Russell RAFI US Small Company Index includes only those securities that are members of the U.S. portion and rank below the 87.5% fundamental score threshold. The index uses a partial quarterly reconstitution methodology in which the index is split into four equal segments at the annual reconstitution and each segment is then rebalanced on a rolling quarterly basis.
S&P 500 Index An index that is designed to measure the performance of 500 leading publicly traded companies from a broad range of industries.
stock A share of ownership, or equity, in the issuing company.
total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.
weighted average For mutual funds, an average that gives the same weight to each security as the security represents in the fund’s portfolio.
yield The income paid out by an investment, expressed as a percentage of the investment’s market value.
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Schwab Asset Management

With a straightforward lineup of core products and solutions for building the foundation of a portfolio, Schwab Asset Management advocates for investors of all sizes with a steadfast focus on lowering costs and reducing unnecessary complexity. The list below shows all currently available Schwab Funds®.
Investors should carefully consider information contained in the prospectus, or if available, the summary prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-877-824-5615 for a prospectus for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at www.schwabassetmanagement.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.

Schwab Funds
Equity Funds
Schwab Core Equity Fund
Schwab Dividend Equity Fund
Schwab Large-Cap Growth Fund
Schwab Small-Cap Equity Fund
Schwab Health Care Fund
Schwab International Core Equity Fund
Schwab International Opportunities Fund
Schwab Select Large Cap Growth Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Fundamental Global Real Estate Index Fund
Schwab Global Real Estate Fund
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab U.S. Large-Cap Growth Index Fund
Schwab U.S. Large-Cap Value Index Fund
Schwab U.S. Mid-Cap Index Fund
Schwab International Index Fund®
Asset Allocation Funds
Schwab Balanced Fund
Schwab MarketTrack Portfolios®
Schwab Target Funds
Schwab Target Index Funds
Schwab Monthly Income Funds
Bond Funds
Schwab Treasury Inflation Protected Securities Index Fund
Schwab U.S. Aggregate Bond Index Fund
Schwab Short-Term Bond Index Fund
Schwab Tax-Free Bond Fund1
Schwab California Tax-Free Bond Fund1
Schwab Opportunistic Municipal Bond Fund
Schwab Money Funds2
Schwab provides a broad choice of taxable and tax-exempt money market funds for both retail and institutional client types.
Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management
211 Main Street, San Francisco, CA 94105
Funds
Schwab Funds
1-877-824-5615
© 2024 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.
¹
State, local, and the Federal Alternative Minimum Tax may apply. Capital gains are not exempt from Federal Taxation.
²
You could lose money by investing in the Schwab Money Funds. All Schwab Money Funds with the exception of Schwab Variable Share Price Money Fund seek to preserve the value of your investment at $1.00 per share, but cannot guarantee they will do so. Because the share price of Schwab Variable Share Price Money Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. All Schwab Money Funds with the exception of Schwab Government Money Fund, Schwab Retirement Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Treasury Obligations Money Fund and Schwab Government Money Market Portfolio may impose a fee upon the sale of your shares if the Fund’s Board determines that the fee is in the best interests of the Fund. An investment in the Schwab Money Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Schwab Money Funds’ sponsor has no legal obligation to provide financial support to the Funds, and you should not expect that the sponsor will provide financial support to the Funds at any time.

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MFR13559-27
00299610

Item 2: Code of Ethics.

Not applicable to this semi-annual report.

Item 3: Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4: Principal Accountant Fees and Services.

Not applicable to this semi-annual report.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Schedule of Investments.

The schedules of investments are included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

The financial statements and financial highlights are included as part of the report to shareholders filed under Item 1 of this Form.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The remuneration paid to directors, officers and others are included as part of the report to shareholders filed under Item 1 of this Form.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a)

Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Principal Executive Officer, Omar Aguilar and Registrant’s Principal Financial Officer, Dana Smith, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)

During the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19: Exhibits.

(a)	(1) Code of ethics – not applicable to this semi-annual report.

(2)	Not applicable.

(3)

Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (the “1940 Act”), are attached.

(b)

A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSRS with the Commission.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Schwab Capital Trust

By:	/s/ Omar Aguilar
Omar Aguilar Principal Executive Officer

Date: June 17, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Omar Aguilar
Omar Aguilar Principal Executive Officer

Date: June 17, 2024

By:	/s/ Dana Smith
Dana Smith Principal Financial Officer

Date: June 17, 2024